      As filed with Securities and Exchange Commission on April 19, 2017.

                                           REGISTRATION NOS. 333-52366/811-04001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ][X]
                     PRE-EFFECTIVE AMENDMENT NO
                   POST-EFFECTIVE AMENDMENT NO. 29                     [X]
                               AND/OR
   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                          AMENDMENT NO. 259                            [X]


                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (Exact Name of Registrant)


                                 ------------
                      METROPOLITAN LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)



                   200 PARK AVENUE, NEW YORK, NEW YORK 10166

        (Address of depositor's principal executive offices) (zip code)
                                 (212) 578-9500
              (Depositor's telephone Number, including area code)
                              RICARDO A. ANZALDUA
                            EXECUTIVE VICE PRESIDENT
                                GENERAL COUNSEL

                   200 PARK AVENUE, NEW YORK, NEW YORK 10036
                    (Name and address of agent for service)
                                   COPIES TO:
                                W. THOMAS CONNER
                                 REED SMITH LLP
                              1301 K STREET, N.W.
                          WASHINGTON, D.C. 20005-3373

             It Is Proposed That The Filing Will Become Effective:

              On May 1, 2017 or as soon thereafter as practicable.


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule
485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Contracts for Deferred Variable Annuities.

Title of Securities Being Registered: Individual Contracts for Deferred
                                        Variable Annuities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

May 1, 2017

Preference Plus Select(R) Variable Annuity Contracts


Issued by Metropolitan Life Insurance Company

This Prospectus describes individual Preference Plus Select(R) Contracts for deferred variable annuities ("Deferred Annuities").


--------------------------------------------------------------------------------


You decide how to allocate your money among the various available investment
choices. The investment choices       available to You are listed in the
Contract -for your Deferred Annuity. Your choices may include the Fixed Account
      (not offered or described in this Prospectus) and Investment Divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of Brighthouse Funds Trust I (formerly Met Investors Series Trust), portfolios of Brighthouse Funds Trust II (formerly Metropolitan Series Fund), and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.


                               American Funds(R)
-----------------


     American Funds Bond Fund

     American Funds Global Small Capitalization Fund


     American Funds Growth Fund

     American Funds Growth-Income Fund



                           Brighthouse Funds Trust I
-------------------------



     AB Global Dynamic Allocation Portfolio

    Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio


     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

    Brighthouse/Franklin Low Duration Total Return Portfolio

     Brighthouse/Wellington Large Cap Research Portfolio


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio


     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio

     JPMorgan Global Active Allocation Portfolio


     Loomis Sayles Global Markets Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio

     Pyramis(R) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Mid Cap Growth Portfolio



                           Brighthouse Funds Trust II
--------------------------


     Baillie Gifford International Stock Portfolio


     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Large Cap Value Portfolio

     BlackRock Ultra-Short Term Bond Portfolio


     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio

     Brighthouse/Wellington Balanced Portfolio

    Brighthouse/Wellington Core Equity Opportunities Portfolio


     Frontier Mid Cap Growth Portfolio

     Jennison Growth Portfolio


     Loomis Sayles Small Cap Core Portfolio


     Loomis Sayles Small Cap Growth Portfolio

     MetLife Aggregate Bond Index Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio

     MetLife Russell 2000(R) Index Portfolio


     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio


     MFS(R) Value Portfolio

     Neuberger Berman Genesis Portfolio


     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

    Western Asset Management Strategic Bond Opportunities Portfolio


     Western Asset Management U.S. Government Portfolio


Certain Portfolios have been subject to a change. Please see "Appendix D -- Additional Information Regarding the Portfolios."



How to learn more:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2017. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 171 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company

Attn: Fulfillment Unit -  PPS
PO Box 10342
Des Moines, IA 50306-0342
(800) 638-7732






Deferred

Annuities
Available:



           o Non-Qualified


           o Traditional IRA


           o Roth IRA


           o Simplified Employee Pensions (SEPs)


           o SIMPLE Individual

                  Retirement Annuities





Currently the Deferred Annuities are not available for new sales.





Classes Available

for each
Deferred Annuity



           o B


           o Bonus


           o C


           o L

---------------------------

A word about

investment risk:


An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:


     o a bank deposit or obligation;


     o federally insured or guaranteed; or


     o endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and Withdrawal Charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class Deferred Annuity may be higher than similar Contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.



The Securities and Exchange Commission has a Web site (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

                                                    ---------------------------

                               TABLE OF CONTENTS



Important Terms You Should Know...................  5
Table of Expenses.................................  8
Accumulation Unit Values For Each Investment       21
  Division........................................
MetLife........................................... 22
Metropolitan Life Separate Account E.............. 22
Variable Annuities................................ 23
   Replacement of Annuity Contracts............... 23
   The Deferred Annuity........................... 24
Classes of the Deferred Annuity................... 26
Your Investment Choices........................... 29
   Investment Allocation Restrictions For Certain  34
     Optional Benefits............................
Deferred Annuities................................ 41
   The Deferred Annuity and Your Retirement Plan.. 41
     .
   Optional Automated Investment Strategies and    41
     Optional Enhanced Dollar Cost Averaging Program..
     .
   Purchase Payments.............................. 45
    Allocation of Purchase Payments............... 48
    Debit Authorizations.......................... 48
   The Value of Your Investment................... 48
   Transfer Privilege............................. 49
    Restrictions on Transfers..................... 50
   Access To Your Money........................... 52
    Systematic Withdrawal Program................. 53
   Charges........................................ 54
    Separate Account Charge....................... 54
    Investment-Related Charge..................... 55
    Annual Contract Fee........................... 55
    Transfer Fee.................................. 55
    Optional Enhanced Death Benefit............... 55
    Optional Guaranteed Minimum Income Benefits... 56
      .
    Optional Guaranteed Withdrawal Benefits....... 57
    Optional Guaranteed Minimum Accumulation       59
      Benefit.....................................
   Premium and Other Taxes........................ 59
   Withdrawal Charges............................. 60
    When No Withdrawal Charge Applies............. 61
   Free Look...................................... 62
   Death BenefitGenerally......................... 63
    Basic Death Benefit........................... 66
   Optional Death Benefits........................ 68
    Annual Step-Up Death Benefit.................. 68
    Greater of Annual Step-Up or 5 Annual          69
      Increase Death Benefit......................
    The EDB I..................................... 72
    Earnings Preservation Benefit................. 79
   Living Benefits................................ 81

---------------------------


    Overview of Living Benefits...................  81
    Guaranteed Income Benefits....................  82
    Guaranteed Withdrawal Benefits................ 104
    GMAB.......................................... 134
   Pay-Out Options (or Income Options)............ 139
    Income Payment Types.......................... 140
    Allocation.................................... 141
    Minimum Size of Your Income Payment........... 141
    The Value of Your Income Payments............. 141
    Reallocation Privilege........................ 143
    Charges....................................... 144
General Information............................... 145
   Administration................................. 145
    Purchase Payments............................. 145
    Confirming Transactions....................... 146
    Processing Transactions....................... 146
      By Telephone or Internet.................... 146
      Telephone and Computer Systems.............. 147
      After Your Death............................ 147
      Abandoned Property Requirements............. 147
      Misstatement................................ 148
      Third Party Requests........................ 148
      Valuation -- Suspension of Payments......... 148
   Cybersecurity Risks............................ 148
   Advertising Performance........................ 149
   Changes to Your Deferred Annuity............... 151
   Voting Rights.................................. 152
   Who Sells the Deferred Annuities............... 152
   Financial Statements........................... 153
   Your Spouse's Rights........................... 153
   When We Can Cancel Your Deferred Annuity....... 153
Federal Tax Considerations........................ 155
Legal Proceedings................................. 168
Table of Contents for the Statement of Additional  169
  Information.....................................
Appendix A  -- Premium Tax Table.................. 170
Appendix B  -- Accumulation Unit Values For Each   171
  Investment Division.............................
Appendix C  -- Portfolio Legal Names and           202
  Marketing Names.................................
Appendix D  -- Additional Information Regarding    203
  the Portfolios..................................


The Deferred Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, any supplements to this Prospectus or any supplemental sales material we authorize.

                                                    ---------------------------

Important Terms You Should Know



ACCOUNT  -BALANCE


When You purchase a Deferred Annuity, an account is set up for You. Your Account -Balance is the total amount of money credited to You under your Deferred Annuity including money in the Investment Divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.




ACCUMULATION UNIT VALUE


With a Deferred Annuity, money paid-in or transferred into an Investment Division of the Separate Account is credited to You in the form of accumulation units. Accumulation units are established for each Investment Division. We determine the value of these accumulation units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.




ADMINISTRATIVE OFFICE


Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify You if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.




ANNUITANT


The natural person whose life is the measure for determining the duration and the dollar amount of income payments.




ANNUITY UNIT VALUE


With a variable pay-out option, the money paid-in or reallocated into an Investment Division of the Separate Account is held in the form of annuity units. Annuity units are established for each Investment Division. We determine the value of these annuity units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.




ASSUMED INVESTMENT RETURN (AIR)


Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Investment Division to determine all subsequent payments to You.




BENEFICIARY


The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the Contract Owner dies.

---------------------------

CONTRACT


A Contract is the legal agreement between You and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.




CONTRACT ANNIVERSARY


An anniversary of the date we issue the Deferred Annuity.




CONTRACT OWNER


The person or entity which has all rights including the right to direct who receives income payments.




CONTRACT YEAR


The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.




EXCHANGE


In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."




FREE LOOK


You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Balance as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).




GOOD ORDER


A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request.

                                                    ---------------------------

INVESTMENT DIVISION



Investment Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to an Investment Division, the Investment Division purchases shares of a Portfolio (with the same name) within Brighthouse Funds Trust I, Brighthouse Funds Trust II, or the American Funds(R).





METLIFE


MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."




SEPARATE ACCOUNT


A separate account is an investment account. All assets contributed to Investment Divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.




VARIABLE ANNUITY


An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Investment Divisions in a variable annuity.




WITHDRAWAL CHARGE


The Withdrawal Charge is the amount we deduct from your Account -Balance, if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.




YOU


In this Prospectus "You" is the Contract Owner of the Deferred Annuity and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). "You" can also be a Beneficiary of a deceased person's Individual Retirement Account Contract or non-qualified Deferred Annuity who purchases the Deferred Annuity in his or her capacity as Beneficiary. A Contract generally may have two owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

---------------------------

--------------------------------------------------------------------------------

     TABLE OF EXPENSES -- PREFERENCE PLUS SELECT DEFERRED ANNUITIES



  T he following tables describe the expenses You will pay when You buy, hold
  or withdraw amounts from your   Deferred Annuity. The first table describes
  charges You will pay at the time You purchase the Deferred   Annuity, make
  withdrawals from your Deferred Annuity or make transfers between the Investment Divisions. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions -- see "Appendix A") and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging program.



     Table 1 -- Contract Owner Transaction Expenses



   Sales Charge Imposed on Purchase Payments......                           None
   Withdrawal Charge (as a percentage of each                            Up to 9%
     purchase payment) (1)........................
   Transfer Fee (2)...............................           Current Charge: None
                                                   Maximum Guaranteed Charge: $25


    The second set of tables describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.



     Table 2(a) -- Fees Deducted on Each Contract Anniversary



   Annual Contract Fee (3)..... $30


     Table 2(b) -- Separate Account Charge


    The charges below are assessed as a percentage of your Account Balance in the Separate Account. You will pay a Separate Account charge, which includes the Standard Death Benefit. An Optional Annual Step-Up Death Benefit and an Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit are available for an additional charge. You may also elect the Optional Earnings Preservation Benefit for an additional charge with or without the Optional Annual Step-Up Death Benefit or the Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit (4).

                                                    ---------------------------


Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average
                                  Account Balance in the Separate
Account) for American Funds Bond, American Funds Growth-Income, American Funds Growth and American
                                        Funds Global Small
                                   Capitalization Divisions (5)
                                                    B CLASS   BONUS CLASS (6)   C CLASS    L CLASS
                                                   --------- ----------------- --------- ----------

    Separate Account Charge with Basic Death       1.50%     1.95%             1.90%     1.75%
      Benefit.....................................
     Optional Annual Step-Up Death Benefit........  .20%      .20%              .20%      .20%

     Optional Greater of Annual Step-Up or 5%
       Annual Increase Amount
       Death Benefit..............................  .35%      .35%              .35%      .35%

     Optional Earnings Preservation Benefit.......  .25%      .25%              .25%      .25%

    Total Separate Account Annual Charge
      including the Optional Annual
     Step-Up Death Benefit and the Optional
       Earnings Preservation Benefit
     (7).......................................... 1.95%     2.40%             2.35%     2.20%
    Total Separate Account Annual Charge
      including the Optional Greater of Annual
      Step-Up
     or 5% Annual Increase Death Benefit and the
       Optional Earnings Preservation Benefit
     (7).......................................... 2.10%     2.55%             2.50%     2.35%




Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average
                                  Account Balance in the Separate
Account) for all Investment Divisions except the American Funds Bond, American Funds Growth-Income,
                                     American Funds Growth and
                     American Funds Global Small Capitalization Divisions (5)
                                                    B CLASS   BONUS CLASS (6)   C CLASS    L CLASS
                   Death Benefit                   --------- ----------------- --------- ----------

    Separate Account Charge with Basic Death       1.25%     1.70%             1.65%     1.50%
      Benefit.....................................
     Optional Annual Step-Up Death Benefit........  .20%      .20%              .20%      .20%

     Optional Greater of Annual Step-Up or 5%
       Annual Increase Amount
       Death Benefit..............................  .35%      .35%              .35%      .35%

     Optional Earnings Preservation Benefit.......  .25%      .25%              .25%      .25%

    Total Separate Account Annual Charge
      including the Optional Annual
     Step-Up Death Benefit and the Optional
       Earnings Preservation Benefit
     (7).......................................... 1.70%     2.15%             2.10%     1.95%
    Total Separate Account Annual Charge
      including the Optional Greater of Annual
      Step-Up
     or 5% Annual Increase Death Benefit and the
       Optional Earnings Preservation Benefit
     (7).......................................... 1.85%     2.30%             2.25%     2.10%


     Table 2(c) -- Additional Optional Death Benefits


    There is an additional Enhanced Death Benefit that You may elect for an additional charge. The charge for this death benefit, in Table 2(c) below, is assessed as a percentage of the Death Benefit Base and deducted annually from your Account Balance. (8)



   Enhanced Death Benefit I -- maximum charge   1.50%
   Enhanced Death Benefit I (issue age 69 or    0.75%
     younger) -- current charge
   Enhanced Death Benefit I (issue age          0.95%
     70-75) -- current charge

---------------------------


     Table 2(d) -- Optional Guaranteed Income Benefits (9)

     (as a percentage of the Income Base) (10)



   Guaranteed Minimum Income Benefit Plus          1.50%
     II -- maximum charge
   Guaranteed Minimum Income Benefit Plus          1.00%
     II -- current charge
   Guaranteed Minimum Income Benefit Plus          1.50%
     I -- maximum charge
   Guaranteed Minimum Income Benefit Plus          0.80%
     I -- current charge
   Guaranteed Minimum Income Benefit               0.50%
     II -- current charge
   Guaranteed Minimum Income Benefit I -- current  0.50%
     charge


     Table 2(e) -- Optional Guaranteed Withdrawal Benefits



   Lifetime Withdrawal Benefits (as a percentage
     of the Total Guaranteed Withdrawal Amount)
     (11)
     Lifetime Withdrawal Guarantee Benefit II      1.60%
       (Single Life Version) -- maximum charge

     Lifetime Withdrawal Guarantee Benefit II      1.25%
       (Single Life Version) -- current charge

     Lifetime Withdrawal Guarantee Benefit II      1.80%
       (Joint Life Version) -- maximum charge

     Lifetime Withdrawal Guarantee Benefit II      1.50%
       (Joint Life Version) -- current charge

     Lifetime Withdrawal Guarantee Benefit I       0.95%
       (Single Life Version) -- maximum charge

     Lifetime Withdrawal Guarantee Benefit I       0.50%
       (Single Life Version) -- current charge

     Lifetime Withdrawal Guarantee Benefit I       1.40%
       (Joint Life Version) -- maximum charge

     Lifetime Withdrawal Guarantee Benefit I       0.70%
       (Joint Life Version) -- current charge

   Guaranteed Withdrawal Benefits (as a
     percentage of the Guaranteed Withdrawal Amount)
     (11)
     Enhanced Guaranteed Withdrawal                1.00%
       Benefit -- maximum charge

     Enhanced Guaranteed Withdrawal                0.55%
       Benefit -- current charge

     Guaranteed Withdrawal Benefit I -- maximum    0.95%
       charge

     Guaranteed Withdrawal Benefit I -- current    0.50%
       charge



     Table 2(f) -- Optional Guaranteed Asset Accumulation Benefit

     (as a percentage of the Guaranteed Accumulation Amount) (12)



   Guaranteed Minimum Accumulation Benefit   0.75%

                                                    ---------------------------

     Notes


 1 If an amount is determined to include the withdrawal of prior purchase payments, a Withdrawal Charge may apply. The charges on purchase payments for each class is calculated according to the following schedule:



NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE
  PAYMENT                                           B CLASS   BONUS CLASS   C CLASS   L CLASS
-------                                            --------- ------------- --------- --------
     0............................................ 7%        9%            None      7%
     1............................................ 6%        8%                      6%
     2............................................ 6%        8%                      5%
     3............................................ 5%        7%                      0%
     4............................................ 4%        6%                      0%
     5............................................ 3%        4%                      0%
     6............................................ 2%        3%                      0%
     7 and thereafter............................. 0%        0%                      0%


   There are times when the Withdrawal Charge does not apply. For example, You may always withdraw earnings without a Withdrawal Charge. After the first Contract Year, You may also withdraw up to 10% of your total purchase payments without a Withdrawal Charge.


 2 We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.


 3 This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if You take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.


 4  You may not elect the Optional Step-Up Death Benefit or the Optional
  Greater of Annual Step-up or 5% Annual Increase Death Benefit and/ or the Optional Earnings Preservation Benefit with the Enhanced Death Benefit I.


 5 You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2005. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Balance in the Separate Account in any such Investment Divisions as shown in the table labeled "Current Separate Account Charge for the American Funds(R) Investment Divisions". Different Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions were in effect prior to May 1, 2004.



   We are waiving 0.08% of the Separate Account charge for the Investment Division investing in the Brigthouse/Wellington Large Cap Research Portfolio (formerly Met/Wellington Large Cap Research Portfolio) of Brighthouse Funds Trust I. We are waiving an amount equal to the Portfolio expenses that are in excess 0.87% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of Brighthouse Funds Trust I.



 6 The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.50% for amounts held in the American Funds(R) Investment Divisions) after You have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit (1.70% and 1.85%, respectively, for amounts held in the American Funds(R) Investment
  Divisions) after You have held the Contract for seven years.


 7 This charge is determined by adding the Separate Account charge, the Optional Step-Up Death Benefit charge or the Optional Greater of Annual Step-up or 5% Annual Increase Death Benefit charge, as applicable, and the Optional Earnings Preservation Benefit charge.


 8  The Enhanced Death Benefit I may not be elected with the Optional Annual
  Step-Up Death Benefit, the Optional Greater of Annual Step-Up or 5% Annual Increase Amount Death Benefit or the Optional Earnings Preservation Benefit. The charge for the Enhanced Death Benefit I is a percentage of your Death Benefit Base, as defined later in this Prospectus. You do not pay this charge once You are in the

---------------------------

    pay-out phase of your Contract or after your optional benefit terminates. The Enhanced Death Benefit I charge may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum charge, then the charge for the optional benefit will not increase upon an Optional Step-Up. (See "Optional Death Benefits" for more information.)


 9 You may only elect one Guaranteed Minimum Income Benefit at a time. You may not have a Guaranteed Withdrawal Benefit, a Guaranteed Minimum Income
  Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time.


 10 The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional benefit terminates. Charges may increase upon an Optional Step-Up/Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Optional Step-Up/Optional Reset. (See "Guaranteed Income Benefits" for more information.)


 11  The charge for the Guaranteed Withdrawal Benefit I and the Enhanced
  Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus. The charge for the Lifetime Withdrawal Guarantee Benefit I and Lifetime Withdrawal Guarantee Benefit II is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Deferred Annuity, or after your optional benefit terminates. Charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum charge, then the charge for the optional benefit will not increase upon an Optional Step-Up or Optional Reset. Certain guaranteed withdrawal benefit optional benefits are no longer available for sale. (See "Guaranteed Withdrawal Benefits" for more information.)


 12 The charge for the Guaranteed Minimum Accumulation Benefit is a percentage of your Guaranteed Accumulation Amount, as defined later in this Prospectus. You do not pay for this charge once You are in the pay-out phase of your Contract or after your optional benefits terminates. (See "Guaranteed
  Minimum Accumulation Benefit" for more information.)



Table 3 -  Portfolio Operating Expenses



The next table shows the minimum and maximum total operating expenses charged by the Portfolios that You may pay periodically during the time that You own the Deferred Annuity. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios and in the following tables. For information concerning compensation paid for the sale of the Deferred Annuities, see "General Information -- Who Sells the The Deferred Annuity."



      Minimum and Maximum Total Annual Portfolio Operating Expenses




                                                    Minimum    Maximum
                                                   --------- ----------
       Total Annual Portfolio Operating Expenses
       (expenses that are deducted from Portfolio
         assets, including management fees,
       distribution and/or service (12b-1) fees,      0.52%      1.34%
         and other expenses)



Portfolio Fees and Expenses

(as a percentage of average daily net assets)



The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.

                                                    ---------------------------



                              AMERICAN FUNDS(R) -- CLASS 2
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 American Funds Bond Fund.........................      0.36%         0.25%        0.02%
 American Funds Global Small Capitalization Fund..      0.70%         0.25%        0.04%
   .
 American Funds Growth Fund.......................      0.33%         0.25%        0.02%
 American Funds Growth-Income Fund................      0.27%         0.25%        0.02%



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 American Funds Bond Fund.........................  --             0.63%    --                 0.63%
 American Funds Global Small Capitalization Fund..  --             0.99%    --                 0.99%
   .
 American Funds Growth Fund.......................  --             0.60%    --                 0.60%
 American Funds Growth-Income Fund................  --             0.54%    --                 0.54%






                                BRIGHTHOUSE FUNDS TRUST I
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 AB Global Dynamic Allocation Portfolio -- Class        0.61%         0.25%        0.03%
   B..............................................
 Allianz Global Investors Dynamic Multi-Asset Plus      0.68%         0.25%        0.27%
   Portfolio -- Class B...........................
 American Funds(R) Balanced Allocation                  0.06%         0.55%         --
   Portfolio -- Class C...........................
 American Funds(R) Growth Allocation                    0.06%         0.55%        0.01%
   Portfolio -- Class C...........................
 American Funds(R) Moderate Allocation                  0.06%         0.55%        0.01%
   Portfolio -- Class C...........................
 AQR Global Risk Balanced Portfolio -- Class B....      0.61%         0.25%        0.03%
 BlackRock Global Tactical Strategies                   0.66%         0.25%        0.01%
   Portfolio -- Class B...........................
 Brighthouse Asset Allocation 100                       0.07%         0.25%        0.01%
   Portfolio -- Class B...........................
 Brighthouse Balanced Plus Portfolio -- Class B...      0.24%         0.25%        0.01%
   .
 Brighthouse/Franklin Low Duration Total Return         0.49%         0.25%        0.05%
   Portfolio -- Class B...........................
 Brighthouse/Wellington Large Cap Research              0.56%         0.25%        0.03%
   Portfolio -- Class B...........................
 Clarion Global Real Estate Portfolio -- Class B..      0.61%         0.25%        0.04%
   .
 ClearBridge Aggressive Growth Portfolio -- Class       0.56%         0.25%        0.01%
   B..............................................
 Harris Oakmark International Portfolio -- Class        0.77%         0.25%        0.04%
   B..............................................
 Invesco Balanced-Risk Allocation                       0.64%         0.25%        0.03%
   Portfolio -- Class B...........................
 Invesco Mid Cap Value Portfolio -- Class B.......      0.65%         0.25%        0.03%
 Invesco Small Cap Growth Portfolio -- Class B....      0.85%         0.25%        0.03%
 JPMorgan Global Active Allocation                      0.72%         0.25%        0.05%
   Portfolio -- Class B...........................
 Loomis Sayles Global Markets Portfolio -- Class        0.70%         0.25%        0.08%
   B..............................................
 MetLife Multi-Index Targeted Risk                      0.17%         0.25%        0.01%
   Portfolio -- Class B...........................
 MFS(R) Research International Portfolio -- Class       0.70%         0.25%        0.04%
   B..............................................



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 AB Global Dynamic Allocation Portfolio -- Class       0.01%       0.90%         0.02%         0.88%
   B..............................................
 Allianz Global Investors Dynamic Multi-Asset Plus     0.03%       1.23%          --           1.23%
   Portfolio -- Class B...........................
 American Funds(R) Balanced Allocation                 0.42%       1.03%          --           1.03%
   Portfolio -- Class C...........................
 American Funds(R) Growth Allocation                   0.43%       1.05%          --           1.05%
   Portfolio -- Class C...........................
 American Funds(R) Moderate Allocation                 0.40%       1.02%          --           1.02%
   Portfolio -- Class C...........................
 AQR Global Risk Balanced Portfolio -- Class B....     0.06%       0.95%         0.01%         0.94%
 BlackRock Global Tactical Strategies                  0.09%       1.01%         0.03%         0.98%
   Portfolio -- Class B...........................
 Brighthouse Asset Allocation 100                      0.68%       1.01%          --           1.01%
   Portfolio -- Class B...........................
 Brighthouse Balanced Plus Portfolio -- Class B...     0.42%       0.92%         0.01%         0.91%
   .
 Brighthouse/Franklin Low Duration Total Return         --         0.79%         0.02%         0.77%
   Portfolio -- Class B...........................
 Brighthouse/Wellington Large Cap Research              --         0.84%         0.04%         0.80%
   Portfolio -- Class B...........................
 Clarion Global Real Estate Portfolio -- Class B..      --         0.90%          --           0.90%
   .
 ClearBridge Aggressive Growth Portfolio -- Class       --         0.82%         0.02%         0.80%
   B..............................................
 Harris Oakmark International Portfolio -- Class        --         1.06%         0.02%         1.04%
   B..............................................
 Invesco Balanced-Risk Allocation                      0.03%       0.95%         0.03%         0.92%
   Portfolio -- Class B...........................
 Invesco Mid Cap Value Portfolio -- Class B.......     0.05%       0.98%         0.02%         0.96%
 Invesco Small Cap Growth Portfolio -- Class B....      --         1.13%         0.02%         1.11%
 JPMorgan Global Active Allocation                      --         1.02%         0.04%         0.98%
   Portfolio -- Class B...........................
 Loomis Sayles Global Markets Portfolio -- Class        --         1.03%          --           1.03%
   B..............................................
 MetLife Multi-Index Targeted Risk                     0.22%       0.65%          --           0.65%
   Portfolio -- Class B...........................
 MFS(R) Research International Portfolio -- Class       --         0.99%         0.06%         0.93%
   B..............................................

---------------------------



                                BRIGHTHOUSE FUNDS TRUST I
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Morgan Stanley Mid Cap Growth Portfolio -- Class       0.65%         0.25%        0.05%
   B..............................................
 Oppenheimer Global Equity Portfolio -- Class B...      0.66%         0.25%        0.05%
   .
 PanAgora Global Diversified Risk                       0.65%         0.25%        0.40%
   Portfolio -- Class B...........................
 PIMCO Inflation Protected Bond                         0.47%         0.25%        0.28%
   Portfolio -- Class B...........................
 PIMCO Total Return Portfolio -- Class B..........      0.48%         0.25%        0.05%
 Pyramis(R) Government Income Portfolio -- Class        0.42%         0.25%        0.03%
   B..............................................
 Pyramis(R) Managed Risk Portfolio -- Class B.....      0.45%         0.25%        0.03%
 Schroders Global Multi-Asset Portfolio -- Class        0.64%         0.25%        0.07%
   B..............................................
 SSGA Growth and Income ETF Portfolio -- Class B..      0.31%         0.25%        0.01%
   .
 SSGA Growth ETF Portfolio -- Class B.............      0.32%         0.25%        0.02%
 T. Rowe Price Mid Cap Growth Portfolio -- Class        0.75%         0.25%        0.03%
   B..............................................



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 Morgan Stanley Mid Cap Growth Portfolio -- Class       --         0.95%         0.01%         0.94%
   B..............................................
 Oppenheimer Global Equity Portfolio -- Class B...      --         0.96%         0.10%         0.86%
   .
 PanAgora Global Diversified Risk                      0.04%       1.34%          --           1.34%
   Portfolio -- Class B...........................
 PIMCO Inflation Protected Bond                         --         1.00%         0.01%         0.99%
   Portfolio -- Class B...........................
 PIMCO Total Return Portfolio -- Class B..........      --         0.78%         0.03%         0.75%
 Pyramis(R) Government Income Portfolio -- Class        --         0.70%          --           0.70%
   B..............................................
 Pyramis(R) Managed Risk Portfolio -- Class B.....     0.47%       1.20%         0.10%         1.10%
 Schroders Global Multi-Asset Portfolio -- Class       0.01%       0.97%          --           0.97%
   B..............................................
 SSGA Growth and Income ETF Portfolio -- Class B..     0.22%       0.79%          --           0.79%
   .
 SSGA Growth ETF Portfolio -- Class B.............     0.24%       0.83%          --           0.83%
 T. Rowe Price Mid Cap Growth Portfolio -- Class        --         1.03%          --           1.03%
   B..............................................






                          BRIGHTHOUSE FUNDS TRUST II -- CLASS B
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Baillie Gifford International Stock Portfolio....      0.80%         0.25%        0.05%
 BlackRock Bond Income Portfolio..................      0.33%         0.25%        0.04%
 BlackRock Capital Appreciation Portfolio.........      0.70%         0.25%        0.02%
 BlackRock Large Cap Value Portfolio..............      0.63%         0.25%        0.03%
 BlackRock Ultra-Short Term Bond Portfolio........      0.35%         0.25%        0.03%
 Brighthouse Asset Allocation 20 Portfolio........      0.09%         0.25%        0.03%
 Brighthouse Asset Allocation 40 Portfolio........      0.06%         0.25%         --
 Brighthouse Asset Allocation 60 Portfolio........      0.05%         0.25%         --
 Brighthouse Asset Allocation 80 Portfolio........      0.05%         0.25%        0.01%
 Brighthouse/Artisan Mid Cap Value Portfolio......      0.82%         0.25%        0.03%
 Brighthouse/Wellington Balanced Portfolio........      0.46%         0.25%        0.09%
 Brighthouse/Wellington Core Equity Opportunities       0.70%         0.25%        0.02%
   Portfolio......................................
 Frontier Mid Cap Growth Portfolio................      0.72%         0.25%        0.03%
 Jennison Growth Portfolio........................      0.60%         0.25%        0.02%
 Loomis Sayles Small Cap Core Portfolio...........      0.90%         0.25%        0.06%
 Loomis Sayles Small Cap Growth Portfolio.........      0.90%         0.25%        0.06%



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 Baillie Gifford International Stock Portfolio....      --         1.10%         0.12%         0.98%
 BlackRock Bond Income Portfolio..................      --         0.62%          --           0.62%
 BlackRock Capital Appreciation Portfolio.........      --         0.97%         0.09%         0.88%
 BlackRock Large Cap Value Portfolio..............      --         0.91%         0.03%         0.88%
 BlackRock Ultra-Short Term Bond Portfolio........      --         0.63%         0.02%         0.61%
 Brighthouse Asset Allocation 20 Portfolio........     0.53%       0.90%         0.02%         0.88%
 Brighthouse Asset Allocation 40 Portfolio........     0.57%       0.88%          --           0.88%
 Brighthouse Asset Allocation 60 Portfolio........     0.60%       0.90%          --           0.90%
 Brighthouse Asset Allocation 80 Portfolio........     0.64%       0.95%          --           0.95%
 Brighthouse/Artisan Mid Cap Value Portfolio......      --         1.10%          --           1.10%
 Brighthouse/Wellington Balanced Portfolio........      --         0.80%          --           0.80%
 Brighthouse/Wellington Core Equity Opportunities       --         0.97%         0.11%         0.86%
   Portfolio......................................
 Frontier Mid Cap Growth Portfolio................      --         1.00%         0.02%         0.98%
 Jennison Growth Portfolio........................      --         0.87%         0.08%         0.79%
 Loomis Sayles Small Cap Core Portfolio...........     0.04%       1.25%         0.08%         1.17%
 Loomis Sayles Small Cap Growth Portfolio.........      --         1.21%         0.09%         1.12%

                                                    ---------------------------



                        BRIGHTHOUSE FUNDS TRUST II -- CLASS B
                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                           FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 MetLife Aggregate Bond Index Portfolio.......      0.25%         0.25%        0.03%
 MetLife Mid Cap Stock Index Portfolio........      0.25%         0.25%        0.05%
 MetLife MSCI EAFE(R) Index Portfolio.........      0.30%         0.25%        0.08%
 MetLife Russell 2000(R) Index Portfolio......      0.25%         0.25%        0.06%
 MetLife Stock Index Portfolio................      0.25%         0.25%        0.02%
 MFS(R) Total Return Portfolio................      0.56%         0.25%        0.05%
 MFS(R) Value Portfolio.......................      0.70%         0.25%        0.02%
 Neuberger Berman Genesis Portfolio...........      0.81%         0.25%        0.04%
 T. Rowe Price Large Cap Growth Portfolio.....      0.60%         0.25%        0.02%
 T. Rowe Price Small Cap Growth Portfolio.....      0.47%         0.25%        0.03%
 Western Asset Management Strategic Bond            0.57%         0.25%        0.03%
   Opportunities
   Portfolio..................................
 Western Asset Management U.S. Government           0.47%         0.25%        0.03%
   Portfolio......................................



                                                 ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                   AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                        EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------------------- ----------- ----------- --------------- ----------
 MetLife Aggregate Bond Index Portfolio.......      --         0.53%         0.01%         0.52%
 MetLife Mid Cap Stock Index Portfolio........     0.01%       0.56%          --           0.56%
 MetLife MSCI EAFE(R) Index Portfolio.........     0.01%       0.64%          --           0.64%
 MetLife Russell 2000(R) Index Portfolio......     0.01%       0.57%          --           0.57%
 MetLife Stock Index Portfolio................      --         0.52%         0.01%         0.51%
 MFS(R) Total Return Portfolio................      --         0.86%          --           0.86%
 MFS(R) Value Portfolio.......................      --         0.97%         0.14%         0.83%
 Neuberger Berman Genesis Portfolio...........      --         1.10%         0.01%         1.09%
 T. Rowe Price Large Cap Growth Portfolio.....      --         0.87%         0.02%         0.85%
 T. Rowe Price Small Cap Growth Portfolio.....      --         0.75%          --           0.75%
 Western Asset Management Strategic Bond           0.01%       0.86%         0.05%         0.81%
   Opportunities
   Portfolio..................................
 Western Asset Management U.S. Government           --         0.75%         0.01%         0.74%
   Portfolio...................................




The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.




Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


     EXAMPLES


 These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, if any, separate account charges, and underlying Portfolio fees and expenses.


 Examples 1 through 4 assume You purchased the Contract with optional benefits that result in the highest possible combination of charges. Example 1 relates to the purchase of the Deferred Annuity with the B Class; Example 2 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 3 relates to the purchase of the Deferred Annuity with the C Class; and Example 4 relates to the purchase of the Deferred Annuity with the L Class.

---------------------------

 Examples 5 through 8 assume You purchased the Contract with no optional benefits that result in the least expensive combination of charges. Example 5 relates to the purchase of the Deferred Annuity with the B Class; Example 6 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 7 relates to the purchase of the Deferred Annuity with the C Class; and Example 8 relates to the purchase of the Deferred Annuity with the L Class.



  Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the B Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     o You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,289   $2,286    $3,320    $6,259
  Minimum........  $1,207   $2,047    $2,932    $5,551



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $589    $1,746    $2,960    $6,259
  Minimum........   $507    $1,507    $2,572    $5,551

                                                    ---------------------------


  Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the Bonus Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     o You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $989    $1,364    $1,746    $2,912
  Minimum........   $907    $1,117    $1,332    $2,076



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $289      $824    $1,386    $2,912
  Minimum........   $207      $577    $  972    $2,076



  Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the C Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Enhanced Death Benefit I and You are age 70 and assume that you elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     o You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

 You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).

---------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,552   $2,680    $3,898    $7,280
  Minimum........  $1,468   $2,428    $3,481    $6,479



  Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the L Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

     o You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

     You fully surrender your Contract with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $652    $1,960    $3,358    $7,280
  Minimum........   $568    $1,708    $2,941    $6,479



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,243   $1,735    $2,297    $3,962
  Minimum........  $1,159   $1,476    $1,853    $3,017



  Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:


     Assumptions:

     o You select the B Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return; and


     You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                    ---------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $343    $1,015    $1,757    $3,962
  Minimum........   $259    $  756    $1,313    $3,017



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $629    $1,862    $3,144    $6,583
  Minimum........   $547    $1,624    $2,763    $5,904



  Example 6. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the Bonus Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return; and


     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $329      $943    $1,583    $3,297
  Minimum........   $247      $698    $1,176    $2,492



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,314   $2,269    $3,076    $6,464
  Minimum........  $1,232   $2,030    $2,692    $5,774

---------------------------


  Example 7. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the C Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return; and


 You surrender your Contract, You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges apply to the C Class).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $614    $1,819    $3,076    $6,464
  Minimum........   $532    $1,580    $2,692    $5,774



  Example 8. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the L Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return; and


     You fully surrender your Contract with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,014   $1,349    $1,509    $3,155
  Minimum........  $  932   $1,103    $1,100    $2,338



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $314      $899    $1,509    $3,155
  Minimum........   $232      $653    $1,100    $2,338

                                                    ---------------------------

--------------------------------------------------------------------------------

     ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION



See Appendix B.

---------------------------

METLIFE



M etropolitan Life Insurance Company ( "MLIC" or the "Company") is a leading
provider of life insurance,     annuities, employee benefits and asset
management, with operations throughout the United States. The     Company
offers a broad range of protection products and services aimed at serving the financial needs of its customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc., together with its subsidiaries and affiliates, is a global provider of life insurance, annuities, employee benefits and asset management, serving approximately 100 million customers. MetLife, Inc., through its subsidiaries and affiliates, holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.




METROPOLITAN LIFE

SEPARATE ACCOUNT E

W e established Metropolitan Life Separate Account E on September 27, 1983. The
purpose of the Separate     Account is to hold the variable assets that
underlie the -Preference Plus Select Variable Annuity Contracts     and some
other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.



We are obligated to pay all money we owe under the Contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account.Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit or optional Guaranteed Minimum -Accumulation Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

                                                    ---------------------------

VARIABLE ANNUITIES


T his Prospectus describes a type of variable annuity, a Deferred Annuity.
These annuities are "variable"   because the value of your account or income
payment varies based on the investment performance of the   Investment
Divisions You choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the Investment Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Investment Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.



The Deferred Annuity have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available to all Contract Owners. The Fixed Account in part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. The current interest rate may vary by Deferred Annuity class. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Payment Option." Under the Fixed Income Payment Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account -Balance allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Income Option payments are subject to our financial strength and claims-paying ability.



Replacement of Annuity Contracts


EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Deferred Annuity, an existing Contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The Account -Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging Program. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the Withdrawal Charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits, and other guarantees provided by the contract You currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then You should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the separate account charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, You should consult your tax adviser before making any such exchange.



OTHER EXCHANGES: Generally, You can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code (the "Code"). Before making an exchange You should compare both annuities carefully. If You exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, You might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity . Other charges may

---------------------------

be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing variable annuity contract. Before You exchange another annuity for our Deferred Annuity, ask your registered representative whether the exchange would be advantageous, given the -contract features, benefits and charges.



The Deferred Annuity



Y ou accumulate money in your account during the pay-in phase by making one or
more purchase payments.    MetLife will hold your money and credit investment
returns as long as the money remains in your account.



All IRAs receive tax deferral under the Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.



This Prospectus describes all the material features of the Contract.



NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Deferred Annuity will generally, eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Deferred Annuity and the living and/or death benefits.



A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You elect to have us pay You "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. There is no death benefit during the pay-out phase, however, depending on the pay-out option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary(ies) (see "Pay Out (or Income Options)" for more information). Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."



The Deferred Annuity is offered in several variations, which we call "classes." Each class offers You the ability to choose certain features. Each has its own Separate Account charge and applicable Withdrawal Charge (except C Class which has no Withdrawal Charges). The Deferred Annuity also offers You the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If You purchase any of the optional death benefits, You receive the optional benefit in place of the Basic Death Benefit. In deciding whether to purchase any of the optional benefits, You should consider the desirability of the benefit relative to its additional cost and to your needs. You should carefully consider which of the available classes is appropriate for you. - Determination of the appropriate balance between (a) the ability to access your Account Balance without incurring - a Withdrawal Charge (see "Charges -- Withdrawal Charge");
(b) the impact of Separate Account charges on your Account Balance (see "Charges -- Separate Account Charge" as well as "Purchase Payments -- The Value of Your Investment"); and (c) should you elect an optional living or death benefit rider, the duration you must own the Contract to take full advantage of the guaranteed protection provided by the optional

                                                    ---------------------------

benefit, are important factors to consider. - You should discuss the relative benefits and costs of the different share classes with your financial representative. Unless You tell us otherwise, we will assume that You are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:


- an Annual Step-Up Death Benefit;


- a Greater of Annual Step-Up or 5% Annual Increase Death Benefit;


- an Enhanced Death Benefit (the "EDB I");


- an Earnings Preservation Benefit;


- Guaranteed Minimum Income Benefits (the Guaranteed Minimum Income Benefit Plus II (the "GMIB Plus II"), the Guaranteed Minimum Income Plus I (the "GMIB Plus I"), the Guaranteed Minimum Income Benefit II (the "GMIB II") and the Guaranteed Minimum Income Benefit I (the "GMIB I") are collectively, the "GMIBs");


- Guaranteed Withdrawal Benefits (the Lifetime Withdrawal Guarantee II (the "LWG II"), the Lifetime Withdrawal Guarantee I (the "LWG I"), the Enhanced Guaranteed Withdrawal Benefit (the "Enhanced GWB") and the Guaranteed Withdrawal Benefit I (the "GWB I") are collectively, the "GWBs"); and


- a Guaranteed Minimum Accumulation Benefit (the "GMAB").



You may not have a GMIB, a GWB or the GMAB in effect at the same time. You may not have the EDB I in effect with any living benefit except the GMIB Plus II. None of these optional benefits are currently available for sale.



Each of these optional benefits is described in more detail later in this Prospectus. The availability of optional benefits and features of optional benefits may vary by state.



We may restrict the investment choices available to You if You select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.



Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

---------------------------

CLASSES OF THE DEFERRED ANNUITY


B Class

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of each American Funds(R) Investment Division) and a declining seven year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds(R) Investment Division, 1.70% to 1.85%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds(R) Investment Division, 1.95% to 2.10%.




THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)


You may purchase a Contract in the Bonus Class before your 81st birthday. If there are joint Contract Owners, the age of the oldest joint Contract Owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the Investment Divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.95% in the case of each American Funds(R) Investment Division) and a declining seven year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds(R) Investment Division, 2.15% to 2.30%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds(R) Investment Division, 2.40% to 2.55%. After You have held the Contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.50% in the case of each American Funds(R) Investment Division). After You have held the Contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds(R) Investment Division, 1.70% to 1.85%.



Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity.



The Bonus Class Deferred Annuity may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.



Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.



There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar Contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

                                                    ---------------------------

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:


a) a $50,000 initial purchase payment with no other purchase payments;


b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and


c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.



                        Bonus Class                  B Class
                  (1.70% Separate Account    (1.25% Separate Account
Contract Year    charge for first 7 years)      charge all years)
  1                       $54,770                    $53,400
  2                       $58,248                    $57,031
  3                       $61,947                    $60,909
  4                       $65,881                    $65,051
  5                       $70,064                    $69,475
  6                       $74,513                    $74,199
  7                       $79,245                    $79,244
  8                       $84,633                    $84,633
  9                       $90,388                    $90,388
  10                      $96,535                    $96,534


Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year or the break-even point would otherwise occur sooner. The break-even point is when the Account Balance of a Bonus Class Contract will equal the Account Balance of a B Class Contract, assuming equal initial purchase payments and a level rate of return, and thereafter, the Account Balance would be higher in a B Class Contract.



The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.



The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.



Any 3% credit does not become yours until after the "free look" period; we retrieve it if You exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

---------------------------

If we agree to permit your Beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/ her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same Contract class, except, if You had a Bonus Class Deferred Annuity, the Contract will be issued as a B Class Deferred Annuity.



C Class


The C Class has a 1.65% annual Separate Account charge (1.90% in the case of each American Funds(R) Investment Division) and no Withdrawal Charge. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds(R) Investment Division, 2.10% to 2.25%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds(R) Investment Division, 2.35% to 2.50%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator(R) and the AllocatorSM are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market Investment Division is available in the C Class Deferred Annuity purchased after April 30, 2003.



L Class


The L Class has a 1.50% annual Separate Account charge (1.75% in the case of each American Funds(R) Investment Division) and a declining three-year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds(R) Investment Division, 1.95% to 2.10%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds(R) Investment Division, 2.20% to 2.35%.

                                                    ---------------------------

YOUR INVESTMENT CHOICES



Brighthouse Funds Trust I, Brighthouse Funds Trust II, and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Investment Divisions. The classes of shares available to the Deferred Annuities, Class B of Brighthouse Funds Trust I (except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation Portfolios which are Class C), Class B of Brighthouse Funds Trust II, and Class 2 of the American Funds(R), each impose a 12b-1 Plan fee.




The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See "Appendix C -- Portfolio Legal and Marketing Names") The Investment Divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the Investment Divisions You choose. While the Investment Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Investment Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account -Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account -Balance or variable income payments based on amounts allocated to the Investment Divisions may go down as well as up.



Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.



The current Portfolios are listed below, along with their investment manager and any sub-investment manager.




Portfolio                                          Investment Objective
-------------------------------------------------- ------------------------------------------------
 American Funds(R)
 American Funds Bond Fund                          Seeks as high a level of current income as is
                                                   consistent with the preservation of capital.
 American Funds Global Small Capitalization        Seeks long-term growth of capital.
 Fund
 American Funds Growth Fund                        Seeks growth of capital.
 American Funds Growth-Income Fund                 Seeks long-term growth of capital and income.
 Brighthouse Funds Trust I
 AB Global Dynamic Allocation Portfolio            Seeks capital appreciation and current income.
 Allianz Global Investors Dynamic Multi-Asset      Seeks total return.
 Plus Portfolio
 American Funds(R) Balanced Allocation Portfolio   Seeks a balance between a high level of
                                                   current income and growth of capital, with a
                                                   greater emphasis on growth of capital.
 American Funds(R) Growth Allocation Portfolio     Seeks growth of capital.



Portfolio                                          Investment Adviser/Subadviser
-------------------------------------------------- ----------------------------------------------
 American Funds(R)
 American Funds Bond Fund                          Capital Research and Management Company
 American Funds Global Small Capitalization        Capital Research and Management Company
 Fund
 American Funds Growth Fund                        Capital Research and Management Company
 American Funds Growth-Income Fund                 Capital Research and Management Company
 Brighthouse Funds Trust I
 AB Global Dynamic Allocation Portfolio            Brighthouse Investment Advisers, LLC
                                                   Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-Asset      Brighthouse Investment Advisers, LLC
 Plus Portfolio                                    Subadviser: Allianz Global Investors U.S. LLC
 American Funds(R) Balanced Allocation Portfolio   Brighthouse Investment Advisers, LLC
 American Funds(R) Growth Allocation Portfolio     Brighthouse Investment Advisers, LLC

---------------------------



Portfolio                                         Investment Objective
------------------------------------------------- -------------------------------------------------
 American Funds(R) Moderate Allocation            Seeks a high total return in the form of income
 Portfolio                                        and growth of capital, with a greater
                                                  emphasis on income.
 AQR Global Risk Balanced Portfolio               Seeks total return.
 BlackRock Global Tactical Strategies Portfolio   Seeks capital appreciation and current income.
 Brighthouse Asset Allocation 100 Portfolio       Seeks growth of capital.
 Brighthouse Balanced Plus Portfolio              Seeks a balance between a high level of
                                                  current income and growth of capital, with a
                                                  greater emphasis on growth of capital.
 Brighthouse/Franklin Low Duration Total          Seeks a high level of current income, while
 Return Portfolio                                 seeking preservation of shareholders' capital.
 Brighthouse/Wellington Large Cap Research        Seeks long-term capital appreciation.
 Portfolio
 Clarion Global Real Estate Portfolio             Seeks total return through investment in real
                                                  estate securities, emphasizing both capital
                                                  appreciation and current income.
 ClearBridge Aggressive Growth Portfolio          Seeks capital appreciation.
 Harris Oakmark International Portfolio           Seeks long-term capital appreciation.
 Invesco Balanced-Risk Allocation Portfolio       Seeks total return.
 Invesco Mid Cap Value Portfolio                  Seeks high total return by investing in equity
                                                  securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio               Seeks long-term growth of capital.
 JPMorgan Global Active Allocation Portfolio      Seeks capital appreciation and current income.
 Loomis Sayles Global Markets Portfolio           Seeks high total investment return through a
                                                  combination of capital appreciation and
                                                  income.
 MetLife Multi-Index Targeted Risk Portfolio      Seeks a balance between growth of capital
                                                  and current income, with a greater emphasis
                                                  on growth of capital.
 MFS(R) Research International Portfolio          Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth Portfolio          Seeks capital appreciation.
 Oppenheimer Global Equity Portfolio              Seeks capital appreciation.
 PanAgora Global Diversified Risk Portfolio       Seeks total return.



Portfolio                                         Investment Adviser/Subadviser
------------------------------------------------- ---------------------------------------------
 American Funds(R) Moderate Allocation            Brighthouse Investment Advisers, LLC
 Portfolio
 AQR Global Risk Balanced Portfolio               Brighthouse Investment Advisers, LLC
                                                  Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies Portfolio   Brighthouse Investment Advisers, LLC
                                                  Subadviser: BlackRock Financial Management,
                                                  Inc.
 Brighthouse Asset Allocation 100 Portfolio       Brighthouse Investment Advisers, LLC
 Brighthouse Balanced Plus Portfolio              Brighthouse Investment Advisers, LLC
                                                  Subadviser: Overlay Portion: Pacific
                                                  Investment Management Company LLC
 Brighthouse/Franklin Low Duration Total          Brighthouse Investment Advisers, LLC
 Return Portfolio                                 Subadviser: Franklin Advisers, Inc.
 Brighthouse/Wellington Large Cap Research        Brighthouse Investment Advisers, LLC
 Portfolio                                        Subadviser: Wellington Management Company
                                                  LLP
 Clarion Global Real Estate Portfolio             Brighthouse Investment Advisers, LLC
                                                  Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio          Brighthouse Investment Advisers, LLC
                                                  Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio           Brighthouse Investment Advisers, LLC
                                                  Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio       Brighthouse Investment Advisers, LLC
                                                  Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio                  Brighthouse Investment Advisers, LLC
                                                  Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio               Brighthouse Investment Advisers, LLC
                                                  Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation Portfolio      Brighthouse Investment Advisers, LLC
                                                  Subadviser: J.P. Morgan Investment
                                                  Management Inc.
 Loomis Sayles Global Markets Portfolio           Brighthouse Investment Advisers, LLC
                                                  Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk Portfolio      Brighthouse Investment Advisers, LLC
                                                  Subadviser: Overlay Portion: MetLife
                                                  Investment Advisors, LLC
 MFS(R) Research International Portfolio          Brighthouse Investment Advisers, LLC
                                                  Subadviser: Massachusetts Financial Services
                                                  Company
 Morgan Stanley Mid Cap Growth Portfolio          Brighthouse Investment Advisers, LLC
                                                  Subadviser: Morgan Stanley Investment
                                                  Management Inc.
 Oppenheimer Global Equity Portfolio              Brighthouse Investment Advisers, LLC
                                                  Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk Portfolio       Brighthouse Investment Advisers, LLC
                                                  Subadviser: PanAgora Asset Management,
                                                  Inc.

                                                    ---------------------------



Portfolio                                        Investment Objective
------------------------------------------------ -------------------------------------------------
 PIMCO Inflation Protected Bond Portfolio        Seeks maximum real return, consistent with
                                                 preservation of capital and prudent
                                                 investment management.
 PIMCO Total Return Portfolio                    Seeks maximum total return, consistent with
                                                 the preservation of capital and prudent
                                                 investment management.
 Pyramis(R) Government Income Portfolio          Seeks a high level of current income,
                                                 consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio               Seeks total return.
 Schroders Global Multi-Asset Portfolio          Seeks capital appreciation and current income.
 SSGA Growth and Income ETF Portfolio            Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                       Seeks growth of capital.
 T. Rowe Price Mid Cap Growth Portfolio          Seeks long-term growth of capital.
 Brighthouse Funds Trust II
 Baillie Gifford International Stock Portfolio   Seeks long-term growth of capital.
 BlackRock Bond Income Portfolio                 Seeks a competitive total return primarily
                                                 from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio        Seeks long-term growth of capital.
 BlackRock Large Cap Value Portfolio             Seeks long-term growth of capital.
 BlackRock Ultra-Short Term Bond Portfolio       Seeks a high level of current income consistent
                                                 with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio       Seeks a high level of current income, with
                                                 growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio       Seeks high total return in the form of income
                                                 and growth of capital, with a greater
                                                 emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio       Seeks a balance between a high level of
                                                 current income and growth of capital, with a
                                                 greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio       Seeks growth of capital.
 Brighthouse/Artisan Mid Cap Value Portfolio     Seeks long-term capital growth.
 Brighthouse/Wellington Balanced Portfolio       Seeks long-term capital appreciation with
                                                 some current income.
 Brighthouse/Wellington Core Equity              Seeks to provide a growing stream of income
 Opportunities Portfolio                         over time and, secondarily, long-term capital
                                                 appreciation and current income.



Portfolio                                        Investment Adviser/Subadviser
------------------------------------------------ ---------------------------------------------
 PIMCO Inflation Protected Bond Portfolio        Brighthouse Investment Advisers, LLC
                                                 Subadviser: Pacific Investment Management
                                                 Company LLC
 PIMCO Total Return Portfolio                    Brighthouse Investment Advisers, LLC
                                                 Subadviser: Pacific Investment Management
                                                 Company LLC
 Pyramis(R) Government Income Portfolio          Brighthouse Investment Advisers, LLC
                                                 Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio               Brighthouse Investment Advisers, LLC
                                                 Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio          Brighthouse Investment Advisers, LLC
                                                 Subadvisers: Schroder Investment
                                                 Management North America Inc.; Schroder
                                                 Investment Management North America
                                                 Limited
 SSGA Growth and Income ETF Portfolio            Brighthouse Investment Advisers, LLC
                                                 Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                       Brighthouse Investment Advisers, LLC
                                                 Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Mid Cap Growth Portfolio          Brighthouse Investment Advisers, LLC
                                                 Subadviser: T. Rowe Price Associates, Inc.
 Brighthouse Funds Trust II
 Baillie Gifford International Stock Portfolio   Brighthouse Investment Advisers, LLC
                                                 Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio                 Brighthouse Investment Advisers, LLC
                                                 Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio        Brighthouse Investment Advisers, LLC
                                                 Subadviser: BlackRock Advisors, LLC
 BlackRock Large Cap Value Portfolio             Brighthouse Investment Advisers, LLC
                                                 Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond Portfolio       Brighthouse Investment Advisers, LLC
                                                 Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio       Brighthouse Investment Advisers, LLC
 Brighthouse Asset Allocation 40 Portfolio       Brighthouse Investment Advisers, LLC
 Brighthouse Asset Allocation 60 Portfolio       Brighthouse Investment Advisers, LLC
 Brighthouse Asset Allocation 80 Portfolio       Brighthouse Investment Advisers, LLC
 Brighthouse/Artisan Mid Cap Value Portfolio     Brighthouse Investment Advisers, LLC
                                                 Subadviser: Artisan Partners Limited
                                                 Partnership
 Brighthouse/Wellington Balanced Portfolio       Brighthouse Investment Advisers, LLC
                                                 Subadviser: Wellington Management Company
                                                 LLP
 Brighthouse/Wellington Core Equity              Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                         Subadviser: Wellington Management Company
                                                 LLP

---------------------------



Portfolio                                   Investment Objective
------------------------------------------- -------------------------------------------------
 Frontier Mid Cap Growth Portfolio          Seeks maximum capital appreciation.
 Jennison Growth Portfolio                  Seeks long-term growth of capital.
 Loomis Sayles Small Cap Core Portfolio     Seeks long-term capital growth from
                                            investments in common stocks or other equity
                                            securities.
 Loomis Sayles Small Cap Growth Portfolio   Seeks long-term capital growth.
 MetLife Aggregate Bond Index Portfolio     Seeks to track the performance of the
                                            Bloomberg Barclays U.S. Aggregate Bond
                                            Index.
 MetLife Mid Cap Stock Index Portfolio      Seeks to track the performance of the
                                            Standard & Poor's MidCap 400(R) Composite
                                            Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio       Seeks to track the performance of the MSCI
                                            EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio    Seeks to track the performance of the Russell
                                            2000(R) Index.
 MetLife Stock Index Portfolio              Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Total Return Portfolio              Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio                     Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
                                            of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.
 Western Asset Management U.S. Government   Seeks to maximize total return consistent
 Portfolio                                  with preservation of capital and maintenance
                                            of liquidity.



Portfolio                                   Investment Adviser/Subadviser
------------------------------------------- ---------------------------------------------
 Frontier Mid Cap Growth Portfolio          Brighthouse Investment Advisers, LLC
                                            Subadviser: Frontier Capital Management
                                            Company, LLC
 Jennison Growth Portfolio                  Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core Portfolio     Brighthouse Investment Advisers, LLC
                                            Subadviser: Loomis, Sayles & Company, L.P.
 Loomis Sayles Small Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Aggregate Bond Index Portfolio     Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors, LLC
 MetLife Mid Cap Stock Index Portfolio      Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors, LLC
 MetLife MSCI EAFE(R) Index Portfolio       Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors, LLC
 MetLife Russell 2000(R) Index Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors, LLC
 MetLife Stock Index Portfolio              Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors, LLC
 MFS(R) Total Return Portfolio              Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio                     Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis Portfolio         Brighthouse Investment Advisers, LLC
                                            Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company
 Western Asset Management U.S. Government   Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: Western Asset Management
                                            Company



Certain Portfolios have been subject to a change. Please see Appendix D -- "Additional Information Regarding the Portfolios."



The Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


     (a) AB Global Dynamic Allocation Portfolio


     (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

                                                    ---------------------------

     (c) AQR Global Risk Balanced Portfolio


     (d) BlackRock Global Tactical Strategies Portfolio



     (e) Brighthouse Balanced Plus Portfolio


     (f) Invesco Balanced-Risk Allocation Portfolio


     (g) JPMorgan Global Active Allocation Portfolio



     (h) MetLife Multi-Index Targeted Risk Portfolio


     (i) PanAgora Global Diversified Risk Portfolio


     (j) Pyramis(R) Managed Risk Portfolio


     (k) Schroders Global Multi-Asset Portfolio



Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other investment options may offer the potential for higher returns.



If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide You will indicate the Investment Divisions that are available to You. The BlackRock Ultra-Short Term Bond Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, and Deferred Annuities issued in New York State and Washington State with the GMIB I, the GMIB II, the GMIB Plus I, the GMIB Plus II, the GWB I, the Enhanced GWB, the LWG I, the LWG II or the EDB
I. Your investment choices may be limited because:


- We have restricted the available Investment Divisions.


- Some of the Investment Divisions are not approved in your state.


- Your employer, association or other group Contract Owner limits the available Investment Divisions.



Investment Choices Which Are Fund of Funds



The following portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "fund of funds":

---------------------------


American Funds(R) Balanced Allocation Portfolio


American Funds(R) Growth Allocation Portfolio

American Funds(R) Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio

MetLife Multi-Index Targeted Risk Portfolio
Pyramis(R) Managed Risk Portfolio

SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio




"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.



Investment Allocation Restrictions For Certain Optional Benefits


If You elect the -LWG II, the GMIB Plus II or the EDB I, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to either Option (A) or Option (B) (the "Option (B) Investment Allocation Restrictions") below. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). Only certain of the automated investment strategies are available under Option (A) and Option (B). (See "Optional Automated Investment Strategies and Optional Enhanced Dollar Cost Averaging Program" in this section and the charts titled "Enhanced Dollar Cost Averaging ("EDCA") Program and Automated Investment Strategies").



(A) You must allocate:



  o 100% of your purchase payments or Account -Balance among the AB Global Dynamic Allocation Investment Division, Allianz Global Investors Dynamic Multi-Asset Plus Investment Division, American Funds(R) Balanced Allocation Investment Division, American Funds(R) Moderate Allocation Investment Division, AQR Global Risk Balanced Investment Division, BlackRock Global Tactical Strategies Investment Division, Brighthouse Asset Allocation 20 Investment Division, Brighthouse Asset Allocation 40 Investment Division, Brighthouse Asset Allocation 60 Investment Division, Brighthouse Balanced Plus Investment Division, Invesco Balanced-Risk Allocation Investment Division, JPMorgan Global Active Allocation Investment Division, MetLife Multi-Index Targeted Risk Investment Division, PanAgora Global Diversified Risk Investment Division, Pyramis(R) Managed Risk Investment Division, Schroders Global Multi-Asset Investment Division, SSGA Growth and Income ETF Investment Division, and/or the Fixed Account and the BlackRock Ultra-Short Term Bond Investment Division (where available) (You may also allocate purchase

                                                    ---------------------------

     payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Divisions; You may not allocate purchase payments to an automated investment strategy).


     OR



(B) You must allocate:


  o at least 30% of purchase payments or Account -Balance to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Ultra-Short Term Bond Investment Division (where available);


     o up to 70% of purchase payments or Account -Balance to Platform 2 investment choices;


     o up to 15% of purchase payments or Account -Balance to Platform 3 investment choices; and


     o up to 15% of purchase payments or Account -Balance to Platform 4 investment choices.



Subsequent Purchase Payments


Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to Option (B) above, it is important to remember that the entire Account -Balance will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the Contract. Allocating according to Option (B) does not permit You to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option (B), the entire Account -Balance will be immediately allocated according to the most recently provided allocation instructions.



Restrictions on Investment Allocations and Subsequent Purchase Payments after the Optional Benefit Terminates


If the GMIB Plus II or GMIB Plus I optional benefit terminates or if you elected both the GMIB Plus II and the EDB I and they both terminate, the restrictions on investment allocations and subsequent purchase payments will no longer apply. However, if you elected both the GMIB Plus II and the EDB I options, and only the GMIB Plus II has terminated, the restrictions on subsequent purchase payments will continue to apply.



EXAMPLE:

Your Account -Balance is $100,000 and You have allocated 70% to the American Funds(R) Growth Investment Division and 30% to the PIMCO Total Return Investment Division using Option (B). You make a subsequent purchase payment of $5,000 and provide instructions to allocate that payment 100% to the BlackRock Bond Income Investment Division. As a result, your entire Account -Balance of $105,000 will then be reallocated to the BlackRock Bond Income Investment Division.



The investment choices in each platform are as follows:




 Platform 1
-------------
              American Funds Bond
              BlackRock Bond Income
              Brighthouse/Franklin Low Duration Total
              Return
              MetLife Aggregate Bond Index
              PIMCO Inflation Protection Bond

---------------------------



              PIMCO Total Return
              Pyramis(R) Government Income
              Western Asset Management U.S. Government
 Platform 2
-------------
              AllianceBernstein Global Dynamic Allocation    Jennison Growth
              Allianz Global Investors Dynamic Multi-Asset   JPMorgan Global Active Allocation
              Plus
              American Funds Growth                          Loomis Sayles Global Markets
              American Funds Growth-Income                   MetLife Multi-Index Targeted Risk
              AQR Global Risk Balanced                       MetLife MSCI EAFE(R) Index
              Baillie Gifford International Stock            MetLife Stock Index
              BlackRock Capital Appreciation                 MFS(R) Research International
              BlackRock Global Tactical Strategies           MFS(R) Total Return
              BlackRock Large Cap Value                      MFS(R) Value
              Brighthouse Asset Allocation 100               Oppenheimer Global Equity
              Brighthouse Balanced Plus                      PanAgora Global Diversified Risk
              Brighthouse/Wellington Balanced                Pyramis(R) Managed Risk
              Brighthouse/Wellington Core Equity             Schroders Global Multi-Asset
              Opportunities
              Brighthouse/Wellington Large Cap Research      T. Rowe Price Large Cap Growth
              ClearBridge Aggressive Growth                  Western Asset Management Strategic
              Harris Oakmark International                   Bond Opportunities
              Invesco Balanced-Risk Allocation





 Platform 3
-------------
              Brighthouse/Artisan Mid Cap Value
              Frontier Mid Cap Growth
              Invesco Mid Cap Value
              MetLife Mid Cap Stock Index
              Morgan Stanley Mid Cap Growth
              T. Rowe Price Mid Cap Growth
 Platform 4
-------------
              American Funds Global Small Capitalization
              Clarion Global Real Estate
              Invesco Small Cap Growth
              Loomis Sayles Small Cap Core
              Loomis Sayles Small Cap Growth
              MetLife Russell 2000(R) Index
              Neuberger Berman Genesis
              T. Rowe Price Small Cap Growth

                                                    ---------------------------


For Contracts for which applications and necessary information were received at your Administrative Office prior to May 4, 2009, the following Investment Divisions are also available under Option (A): American Funds(R) Growth Allocation Investment Division, Brighthouse Asset Allocation 80 Investment Division, and SSGA Growth ETF Investment Division. In addition, the following investment allocation restrictions apply under Option (B): You must allocate at least 15% of purchase payments or Account -Balance to Platform 1 investment choices and/or the Fixed Account and the BlackRock Ultra-Short Term Bond Investment Division (where available) and You may allocate up to 85% of purchase payments or Account -Balance to Platform 2 investment choices (the percentages for Platforms 3 and 4 are the same as those listed above).




Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional benefits: GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I. You still will be permitted to transfer your Account -Balance among the Portfolios available with your Contract and optional benefit. If subsequent purchase payments will be permitted in the future, we will notify You in writing, in advance of the date the restriction will end.



We will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account -Balance is below the minimum described in the "When We Can Cancel Your Deferred Annuity" section of the prospectus; or (b) the optional benefit charge is greater than your Account -Balance.



In addition, for Traditional IRA, Roth IRA, SEP and SIMPLE Contracts (including annuity contracts held under custodial IRAs), we will permit subsequent purchase payments up to your applicable annual IRS limits, provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment.



If your Contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does NOT apply and You may continue to make subsequent purchase payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, -Oregon, Pennsylvania, Texas, Utah, or Washington.



OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM AND AUTOMATED INVESTMENT STRATEGIES. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). If You choose to allocate according to Option (B) above, and You choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, You must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if You made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, all transfers from the Enhanced Dollar Cost Averaging Program balance must be allocated to the same Investment Divisions as your most recent allocations for purchase payments. The Rebalancer is available in Option (A). Only the Conservative and Conservative to Moderate Models of Index Selector are available in Option (A). Index Selector is not available if You choose Option (B).



Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payments or transfer requests that do not comply with the above limitations.

---------------------------

We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Account -Balance that You allocated to an investment choice before we changed its classification, unless You make a new purchase payment or request a transfer among investment choices (other than pursuant to rebalancing and an Enhanced Dollar Cost Averaging Program in existence at the time the classification of the investment choice changed). If You make a new purchase payment or request a transfer among investment choices, You will be required to take the new classification into account in the allocation of your entire Account -Balance. We will provide You with prior written notice of any changes in classification of investment choices.



REBALANCING. If You choose to allocate according to Option (B) above, we will rebalance your Account -Balance on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account -Balance when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account -Balance on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account -Balance on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal. The rebalancing requirement described above does not apply if You choose to allocate according to Option (A) above.



CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under Option (B) at anytime by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If You provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under Option (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.



TRANSFERS. Please note that any transfer request must result in an Account -Balance that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless You provide us with separate instructions at the time of transfer.




ADDITIONAL INFORMATION. - -The Investment Divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either Brighthouse Funds Trust I, Brighthouse Funds Trust II, or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Funds Trust I, Brighthouse Funds Trust II, and the American Funds(R) are made available only through various insurance company annuities and life insurance policies.



Brighthouse Funds Trust I, Brighthouse Funds Trust II, and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

                                                    ---------------------------


The Portfolios of Brighthouse Funds Trust I and Brighthouse Funds Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for Brighthouse Funds Trust I, Brighthouse Funds Trust II, and the American Funds(R).



In addition, the Brighthouse Funds Trust I and Brighthouse Funds Trust II prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Brighthouse Funds Trust I or Brighthouse Funds Trust II. The risks of these arrangements are discussed in each Fund's prospectus.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment manager (other than Brighthouse Investment Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC and as of the date of this prospectus, our affiliate. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment manager (other than Brighthouse Investment Advisers, LLC) or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.



As of the date of this prospectus, we and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager Brighthouse Investment Advisers, LLC which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the "Table of Expenses" for information on the investment management fees paid by the Portfolios and the Statements of Additional Information for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.) In 2016, MetLife, Inc. announced plans to pursue the separation, through one or more transactions, of a substantial portion of its U.S. retail business, including Brighthouse Investment Advisers, LLC, then known as MetLife Advisers, LLC. The new separate retail business will be organized under a holding company named Brighthouse Financial, Inc. ("Brighthouse"). Following these transactions, Brighthouse Investment Advisers, LLC will be a wholly-owned subsidiary of Brighthouse and will no longer be affiliated with MetLife, and it is expected that MetLife and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers and/or its affiliates of the type described in the second preceding paragraph. Additionally, it is expected that MetLife and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers and/or its affiliates in an amount approximately equal to the profit distributions they would have received had these transactions not occurred.

---------------------------

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the "Table of Expenses" and "Who Sells the Deferred Annuities". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.



PORTFOLIO SELECTION. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account -Balance if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account -Balance to such Portfolios.



We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account -Balance of your Deferred Annuity resulting from the performance of the Portfolio You have chosen.

                                                    ---------------------------

DEFERRED ANNUITIES


This Prospectus describes the following Deferred Annuities under which You can accumulate money:


     -  Non-Qualified



     -  Traditional IRAs (Individual Retirement Annuities)



     -  Roth IRAs (Roth Individual Retirement Annuities)



     -  SEPs (Simplified Employee Pensions)*



     - SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)*


  * Only available in certain states and for new participants where the employer has previously purchased this Deferred Annuity. We will continue to accept additional purchase payments from participants who presently have this Contract.



The Deferred Annuity and Your Retirement Plan



I f You participate through a retirement plan or other group arrangement, the
Deferred Annuity may provide that   all or some of your rights or choices as
described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected.

Optional Automated Investment Strategies and Optional Enhanced Dollar Cost

Averaging Program


T here are four optional automated investment strategies and an optional
Enhanced Dollar Cost Averaging   Program available to You. We created these
investment strategies and program to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. Also, the strategies and program were designed to help You take advantage of the tax deferred status of a Non-Qualified annuity. The Enhanced Dollar Cost Averaging Program is not available to the Bonus and the C Class Deferred Annuities or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities. The Index Selector(R) is not available if You purchase the GMIB Plus I, the LWG I, the GMAB or choose Option (B) of the Investment Allocation Restrictions for the EDB I, GMIB Plus II or the LWG II. The Moderate to Aggressive and Aggressive Models are not available with the EDB I, the GMIB Plus II or the LWG II. The Equity Generator(R) and the AllocatorSM are not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State and Washington State with the GMIB I, GMIB II, the GWB I, the Enhanced GWB or the LWG I or if You purchase the GMIB Plus I, the GMAB, the GMIB Plus II, LWG II, or the EDB I. The Rebalancer(R) is not available with the GMAB or if You have chosen Option (B) of the Investment Allocation Restrictions for the EDB I, the GMIB Plus II or the LWG II. The automated investment strategies and the Enhanced Dollar Cost

---------------------------

Averaging Program are available to You without any additional charges. As with any investment program, none of them can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector(R) or the Rebalancer(R) in effect at the same time, but You may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator(R) or the Allocator.SM



If You make a subsequent purchase payment while The Equity Generator(R), The AllocatorSM or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to The Equity Generator(R), The AllocatorSM or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination Investment Divisions You selected under The Equity Generator(R), The AllocatorSM or the Enhanced Dollar Cost Averaging program. Any purchase payments received after The Equity Generator(R), The AllocatorSM or Enhanced Dollar Cost Averaging program has ended will be allocated as described in "Purchase Payments -- Allocation of Purchase Payments."



ENHANCED DOLLAR COST AVERAGING PROGRAM: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that You have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the Investment Divisions You choose, unless your destination Investment Division is restricted because You have elected certain optional benefits or the Index Selector(R). While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the Investment Divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.



If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program You chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.



If You cancel your participation in the Enhanced Dollar Cost Averaging Program, or upon notice of your death, your participation in the Enhanced Dollar Cost Averaging Program will be terminated and any remaining dollar amounts will be transferred to the default funding options in accordance with the percentages you have chosen for the

                                                    ---------------------------

Enhanced Dollar Cost Averaging program unless You have instructed Us otherwise. -For Contracts issued prior to November 1, 2005, any remaining dollar amounts will be transferred to the Fixed Account. We may impose minimum purchase payments and other restrictions to utilize this program.



The Enhanced Dollar Cost Averaging Program is not available in Oregon.



Upon notice of death, your participation in the Equity Generator or the Allocator is terminated.



                                    EXAMPLE:



                                                                                                           Amount
                                                                                                      Transferred from
                                                                                                         EDCA Fixed
                                                                                      EDCA 6-Month   Account to Selected
                                                                                        Program          Investment
                                                                Date      Amount     Interest Rate       Division(s)
                                                               ------ ------------- --------------- --------------------
      Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month
   A  Program Initial purchase payment                          5/1    $ 12,000*    3.00%             $   2,000*
   B                                                            6/1                                   $   2,000
   C                                                            7/1                                   $   2,000
      EDCA 6-Month Program
   D  Subsequent purchase payment                               8/1    $ 18,000**   3.00%             $   5,000**
   E                                                            9/1                                   $   5,000
   F                                                           10/1                                   $   5,000
   G                                                           11/1                                   $   5,000
   H                                                           12/1                                  $ 4,173.97


  *   $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.


  **   Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.



The example is hypothetical and is not based upon actual previous or current rates.




Optional Automated Investment Strategies


THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one Investment Division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Account Balance in the Fixed Account at the time of a scheduled transfer is zero, this strategy is automatically discontinued.



THE REBALANCER(R): You select a specific asset allocation for your entire Account -Balance from among the Investment Divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account -Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the

---------------------------

scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account -Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.




THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account -Balance is divided among the MetLife Aggregate Bond Index, MetLife MSCI EAFE(R) Index, MetLife Mid Cap Stock Index, MetLife Russell 2000(R) Index, and MetLife Stock Index Investment Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Investment Division in lieu of the Fixed Account for the C Class Deferred Annuities, a Deferred Annuity issued in New York State and Washington State with GMIB I, GMIB II, GWB I, Enhanced GWB or the LWG I). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these Investment Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Investment Division) is brought back to the selected model percentage by transferring amounts among the Investment Divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.




You may participate in the Enhanced Dollar Cost Averaging Program if You choose the Index Selector, as long as your destination Investment Divisions are those in the Index Selector model You have selected.



If You utilize the Index Selector strategy, 100% of your initial and future purchase payments (other than amounts in the Enhanced Dollar Cost Averaging Program) must be allocated to the asset allocation model You choose. Any allocation to an Investment Division not utilized in the asset allocation model You choose (other than amounts in the Enhanced Dollar Cost Averaging Program) will immediately terminate the Index Selector strategy.



We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.



The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative.



You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.



THE ALLOCATORSM: Each month a dollar amount You choose is transferred from the Fixed Account to any of the Investment Divisions You choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. A minimum periodic transfer of $50 is required. Once your Account Balance in the Fixed Account is exhausted, this strategy is automatically discontinued.

                                                    ---------------------------

The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You can continue the strategy through periods of fluctuating prices.



We will terminate all transactions under any automated investment strategy upon notification of your death.



The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:



     Enhanced Dollar Cost Averaging Program ("EDCA") and Automated Investment Strategies



                                                      B Class    Bonus Class   C Class    L Class
                                                   ------------ ------------- --------- -----------
   a. Enhanced Dollar Cost Averaging Program            Yes           No          No        Yes
     ("EDCA")
   May not be used with purchase payments which consist of money from other MetLife or its affiliates' variable annuities. Restrictions apply to
   destination Investment Divisions with any living benefit (except for the GMIB I, GMIB II, GWB and
Enhanced GWB), the EDB I and the Index
   Selector.
   b. Choice of one Automated Investment Strategy
     1. Equity Generator                                Yes          Yes          No        Yes
                                                     (but not                             (but not
                                                    with EDCA)                           with EDCA)

   Not available in Contracts issued in New York State and Washington State with any living benefit or EDB I.
     2. Rebalancer                                      Yes          Yes         Yes        Yes

   Not available with GMAB or the Option (B) Investment Allocation Restrictions.
     3. Index Selector                                  Yes          Yes         Yes        Yes

   Not available with GMIB Plus I, the LWG I, the GMAB or the Option (B) Investment Allocation
Restrictions; Moderate to Aggressive and
   Aggressive Models not available with the EDB I, the GMIB Plus II or the LWG II
     4. Allocator                                       Yes          Yes          No        Yes
                                                     (but not                             (but not
                                                    with EDCA)                           with EDCA)

   Not available in Contracts issued in New York State and Washington State with any living benefit or EDB I.


Purchase Payments



W e reserve the right to reject any purchase payment.


A purchase payment is the money You give us to invest in the Deferred Annuity. The initial purchase payment is due on the date the Deferred Annuity is issued. You may also be permitted to make subsequent purchase payments. Initial and subsequent purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent purchase payments. The manner in which subsequent purchase payments may be restricted is discussed below.



GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent purchase payments.

---------------------------

- The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity -and $2,000 for the Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities.


- The minimum initial purchase payment through debit authorization for the B Class Non-Qualified Deferred Annuity is $500.


- The minimum initial purchase payment through debit authorization for the B Class Traditional IRA , Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100.


- The Bonus Class Deferred Annuity minimum initial purchase payment $10,000.


- The C Class and L Class minimum initial purchase payment is $25,000.


- We reserve the right to accept amounts transferred from other annuity contracts that meet the initial minimum purchase payment requirement at the time of the transfer request, but, at the time of receipt in Good Order, do not meet such requirement because of loss in market value.


- If You are purchasing the Deferred Annuity as the Beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.


- You may continue to make purchase payments while You receive Systematic Withdrawal Program payments (described later in this Prospectus) unless your purchase payments are made through debit authorization.


- The minimum subsequent purchase payment for all Deferred Annuities is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law.


- We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.


- SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum subsequent purchase payment amounts based upon the number of persons in the "group".


- We will issue the B, C -or L Class Deferred Annuity to You before your 86th birthday. We will issue the Bonus Class Deferred Annuity to You before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class).



The chart below summarizes the minimum initial and subsequent purchase payments for each Contract class:

                                                    ---------------------------


                                       B Class       Bonus Class   C Class    L Class
                                 ------------------ ------------- --------- ----------
   Initial Purchase Payment      $  5,000           $10,000       $25,000   $25,000
                                     ($2,000:
                                 Traditional IRA
                                  and Roth IRA,
                                     SEP and
                                   SIMPLE IRA)
   Subsequent Purchase Payment   $    500           $   500       $   500   $   500
                                            (or any amount we are required to
                                             accept under applicable tax law)
   Debit Authorizations
     Initial                     $    500           $10,000       $25,000   $25,000
                                      ($100:
                                 Traditional IRA
                                     and Roth
                                   IRA, SEP and
                                   SIMPLE IRA)

     Subsequent                  $    100           $   100       $   100   $   100

                                            (or any amount we are required to
                                             accept under applicable tax law)


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent purchase payments. We will notify You in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives.


     o Purchase payments may be limited by Federal tax laws or regulatory requirements.


     o The maximum total purchase payments for the Contract is $1,000,000 without prior approval.


  o We reserve the right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Account Balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).


  o We reserve the right to reject any purchase payment and to limit future purchase payments. This means that we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures.

---------------------------

  o Certain optional benefits have current restrictions on subsequent purchase payments that are described in more detail above. For more information, see "Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I.



Allocation of Purchase Payments


You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging (EDCA) Program, if available, The Equity Generator(R) and The AllocatorSM, if available, and the Investment Divisions. If You make a subsequent purchase payment while The Equity Generator(R), and The AllocatorSM or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to The Equity Generator(R) and The AllocatorSM or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You give us other instructions, we will allocate the additional purchase payment directly to the same destination Investment Divisions You selected under the Enhanced Dollar Cost Averaging program, the Equity Generator(R) or The AllocatorSM, (see "Deferred
Annuities -- Optional Automated Investment Strategies and Optional Enhanced Dollar Cost Averaging Programs.") You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, You may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See "Your Investment
Choices -- Investment Allocation Restrictions For Certain Optional Benefits", "The EDB I", "Guaranteed Income Benefits" and "Guaranteed Withdrawal Benefits" for allocation restrictions if You elect certain optional benefits.



Debit Authorizations


You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for You.



The Value of Your Investment



A ccumulation Units are credited to You when You make purchase payments or
transfers into an Investment    Division. When You withdraw or transfer money
from an Investment Division (as well as when we apply the Annual Contract Fee and, if selected, the charges for the EDB I or any of the optional Living Benefits), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.



This is how we calculate the Accumulation Unit Value for each Investment
Division:


- First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;


- Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity You have chosen, including any optional benefits where the charge is assessed on the Separate Account) for each day since the last Accumulation Unit Value was calculated; and


- Finally, we multiply the previous Accumulation Unit Value by this result.

                                                    ---------------------------

     Examples

     Calculating the Number of Accumulation Units


     Assume You make a purchase payment of $500 into one Investment Division and that Investment Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.



$500
------ =   50 accumulation units
$10


     Calculating the Accumulation Unit Value


     Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).


           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value


     However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).


            $10.00 x .95 = $9.50 is the new Accumulation Unit Value


Transfer Privilege



Y ou may make tax-free transfers among Investment Divisions or between the
Investment Divisions and the    Fixed Account, if available. Each transfer must
be at least $500 or, if less, your entire balance in an Investment Division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, You must tell us:


- The percentage or dollar amount of the transfer;


- The Investment Divisions (or Fixed Account) from which You want the money to be transferred;


- The Investment Divisions (or Fixed Account) to which You want the money to be transferred; and


- Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.



We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 20, 2003 and the Deferred Annuity with any optional Living Benefit issued in New York State and Washington State) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or
(2) your Account Balance is equal to or exceeds our maximum for Fixed Account allocations (i.e., $1,000,000).



Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" for transfer restrictions in effect if You have the EDB I, the GMIB Plus II or the LWG II.

---------------------------


For additional transfer restrictions, see "General
Information -- Valuation -- Suspension of Payments."




Your transfer request must be in Good Order and completed prior to the close of the Exchange (generally 4:00 p.m. Eastern Time) on a business day, if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day. We may require You to use our original forms.



Restrictions on Transfers


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners to make transfers/ reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).




We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (i.e., the American Funds Global Small Capitalization, Baillie Gifford International Stock, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index, MFS(R) Research International, Neuberger Berman Genesis, Oppenheimer Global Equity, T. Rowe Price Small Cap Growth, and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account -Balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/ reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.




As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/ reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds portfolio to be submitted

                                                    ---------------------------

with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.




Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/ reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers/reallocations.




The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers/ reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.



The Portfolios may have adopted their own policies and procedures with respect to frequent transfer/reallocation transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract Owners engaged in frequent transfers/ reallocations, the Portfolio may reject the entire omnibus order.

---------------------------

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner). You should read the Portfolio prospectuses for more details.




RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocations activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.




Access To Your Money



Y ou may withdraw either all or part of your Account  -Balance from the
Deferred Annuity. Other than those    made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account -Balance, if less. If any withdrawal would decrease your Account -Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:


- The percentage or dollar amount of the withdrawal; and


- The Investment Divisions (or Fixed Account and Enhanced Dollar Cost Averaging Program) from which You want the money to be withdrawn.



Your withdrawal may be subject to Withdrawal Charges.



Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.



We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

                                                    ---------------------------

You may submit a written withdrawal request, which must be received at our Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the accumulation unit value calculated as of the date the pay-out phase begins.



Systematic Withdrawal Program


Under this program and subject to approval in your state, You may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. For all Contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued You the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account -Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable Withdrawal Charges. Payments under this program are not the same as income payments You would receive from a -Deferred Annuity pay-out option.



If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that You selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any Investment Divisions in which You then have money.



SELECTING A PAYMENT DATE: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When You select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).



You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least 30 days in advance. Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office. We will also terminate your participation in the program upon notification of your death.



Systematic Withdrawal Program payments may be subject to a Withdrawal Charge unless an exception to this charge applies. We will determine separately the Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.



Minimum Distributions


In order to comply with certain tax law provisions, You may be required to take money out of the Contract. We have a required minimum distribution service that can help You fulfill minimum distribution requirements. We will terminate your participation in the program upon notification of your death.

---------------------------

Charges



There are two types of charges You pay while You have money in an Investment
Division:


- Separate Account charge, and


- Investment-related charge.



We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges. The Separate Account charges You pay will not reduce the number of accumulation units credited to You. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have the Deferred Annuity.



Separate Account Charge


Each class of the Deferred Annuity has a different annual Separate Account charge that is expressed as a percentage of the average Account -Balance -in the Separate Account. A portion of this annual Separate Account charge is paid to us daily based upon the value of the amount You have in the Separate Account on the day the charge is assessed. This charge includes insurance-related charges that pay us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your pay-in phase is larger than your Account -Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.



The chart below summarizes the Separate Account charge for each class of the Deferred Annuity along with each death benefit that has an additional asset-based Separate Account charge prior to entering the pay-out phase of the Contract.



                           SEPARATE ACCOUNT CHARGES1



                                                    B CLASS   BONUS CLASS2   C CLASS    L CLASS
                                                   --------- -------------- --------- ----------
   Separate Account Charge with Basic Death        1.25%     1.70%          1.65%     1.50%
     Benefit3.....................................
   Optional Annual Step-Up Death Benefit.......... 1.45%     1.90%          1.85%     1.70%
   Optional Greater of Annual Step-Up or 5%....... 1.60%     2.05%          2.00%     1.85%
     Annual Increase Death Benefit................

   Optional Earnings Preservation Benefit4........  .25%      .25%           .25%      .25%


  1 We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions. We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Investment Divisions.


  2 The Separate Account charge for the Bonus Class will be reduced by 0.45% after You have held the Contract for seven years.


  3   The Separate Account charge includes the Basic Death Benefit.


54

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  4   The Optional Earnings Preservation Benefit may be elected with or without the Optional Annual Step-Up Death Benefit or the optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit.



Investment-Related Charge



This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage You pay for the investment-related charge depends on which Investment Divisions You select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in Brighthouse Funds Trust I and Brighthouse Funds Trust II is Class B, which has a 0.25% 12b-1 Plan fee (except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation, American Funds(R) Growth and American Funds(R) Moderate Allocation Portfolios of Brighthouse Funds Trust I, which are Class C and have a 0.55% 12b-1 Plan fee). Class 2 shares of the available American Funds(R) have a 0.25% 12b-1 Plan fee. Investment-related changes for each Portfolio for the previous year are listed in the "Table of Expenses."




Annual Contract Fee



T here is a $30 Annual Contract Fee. This fee is waived if your Account
-Balance is at least $50,000. It is   deducted on a pro-rata basis from the
Investment Divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account -Balance, the entire fee will be deducted at the time of a total withdrawal of your Account -Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.



Transfer Fee


We reserve the right to limit the number of transfers per Contract Year to a maximum of twelve (excluding transfers resulting from automated investment strategies). Currently we do not limit the number of transfers You may make in a Contract Year. We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a fee were to be imposed, it would be $25.00 for each transfer over twelve in a Contract Year. The transfer fee will be deducted from the Investment Division or the Fixed Account from which the transfer is made. However, if the entire interest in the Separate Account or Fixed Account is being transferred, the transfer fee will be deducted from the amount that is transferred.



Optional Enhanced Death Benefit


The EDB I is available for an additional charge of 0.75% for issue ages 69 or younger and 0.95% for issue ages 70-75 of the Death Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. If You elect an Optional Step-Up of the EDB I, we may increase the charge beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. For Contracts for which an application and any necessary information were received in Good Order at your Administrative Office from February 24, 2009 through May 1, 2009, the charge for the EDB I is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.90% of the Death Benefit Base for issue ages 70-75. For Contracts issued on or before February 23, 2009, the charge is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.85% of the Death Benefit Base for

---------------------------

issue ages 70-75. For Contracts for which an application and any necessary information were received in Good Order on or before May 1, 2009, if You elected both the GMIB Plus II and the EDB I, the percentage charge for the EDB I is reduced by 0.05%. If you elected both the GMIB Plus II and the EDB I, and only the GMIB Plus II has terminated, the 0.05% reduction will continue to apply.



If You make a total withdrawal of your Account -Balance, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro-rata portion of the EDB -I charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If an EDB I is terminated because the Contract is terminated, the death benefit amount is determined or your Account -Balance is not sufficient to pay the optional benefit charge, no EDB -I charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect.



Optional Guaranteed Minimum Income Benefits


The GMIB Plus II, the GMIB Plus I, the GMIB II and the GMIB I are each available for an additional charge equal to a percentage of the guaranteed minimum income base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up (GMIB Plus II) or Optional Reset (GMIB Plus I) by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Separate Account value. We take amounts from the Separate Account by canceling accumulation units from your Separate Account value.



If You make a total withdrawal of your Account Balance, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/ Annuitant or the assignment.



If a GMIB optional benefit is terminated for the following reasons, no GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect:


  o the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract);


  o because it is the 30th day following the Contract Anniversary prior to the Contract Owner's 86th birthday (for GMIB I, GMIB II or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


     o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).



For versions of the GMIB optional benefit with an optional Step-Up (GMIB Plus
II), or Optional Reset (GMIB Plus I), if You elect an Optional Step-Up/Optional Reset, we may increase the charge applicable beginning after the Contract Anniversary on which the Optional Step-Up/Optional Reset occurs to a rate that does not exceed the lower of (a) the maximum Optional Step-Up/Optional Reset charge (1.50%) or (b) the current rate we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up/Optional Reset.



(See below for certain versions of the GMIB Plus II, GMIB Plus I and GMIB Plus (For New York State only) optional benefits for which We are currently increasing the rider charge upon an Optional Step-Up/Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later.)



56

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If You selected the GMIB Plus II with a Contract issued on or before February
23, 2009, the optional benefit charge is 0.80% of the guaranteed minimum income base. If You selected the GMIB Plus II with a Contract issued on or after February 24, 2009, the optional benefit charge is 1.00% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus II optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.20% of the guaranteed minimum income base.



(For New York State only: For Contracts issued on or before February 23, 2009, the GMIB Plus optional benefit charge is 0.75% of the guaranteed minimum income base, and for Contracts issued on or after February 24, 2009, the GMIB Plus optional benefit charge is 0.95% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.15% of the guaranteed minimum income base.)



If You selected the GMIB Plus I with a Contract issued on or before February 23, 2007, the optional benefit charge is 0.75% of the guaranteed minimum income base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.00% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the Optional Reset occurs.



If You selected the GMIB Plus I with a Contract issued on and after February 26, 2007, the optional benefit charge is 0.80% of the guaranteed minimum income base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.20% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the Optional Reset occurs.



If You selected the GMIB II or the GMIB I the optional benefit charge is 0.50% of the guaranteed minimum income base. For the GMIB I and GMIB II available in Contracts issued from May 1, 2003 and on or before April 29, 2005, the optional benefit charge is reduced to 0.45% of the guaranteed minimum income base if You choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts issued on and after May 2, 2005, the optional benefit charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts for which a completed application and any other required paperwork were received in Good Order at your Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the GMIB I is 0.15% lower (0.35% rather than 0.50%).



Optional Guaranteed Withdrawal Benefits


There are two versions of the LWG optional benefit (the LWG II and the LWG I) that are available for an additional charge of a percentage of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus). The percentage is deducted for the prior Contract Year on the Contract Anniversary after applying any Compounding Income Amount, and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary, by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account.



There are two versions of the GWB optional benefit (the Enhanced GWB and the GWB I) that are available for an additional charge of a percentage of the Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Reset by

---------------------------

withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account.



If you: make a full withdrawal (surrender) of your Account Balance; You apply all of your Account Balance to an Annuity Option; there is a change in Contract Owners, Joint Contract Owners or Annuitants (if the Contract Owner is a non-natural person); the Contract terminates (except for a termination due to death); or (under the LWG II) You assign your Contract, a pro rata portion of the optional benefit charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.



If an LWG optional benefit or GWB optional benefit is terminated because of the death of the Contract Owner, Joint Contract Owner or Annuitants (if the Contract Owner is a non-natural person), or if an LWG or the Enhanced GWB is cancelled pursuant to the cancellation provisions of each optional benefit, no optional benefit charge will be assessed based on the period from the most recent Contract Anniversary to the date the termination takes effect.




Lifetime Withdrawal Guarantee -- Automatic Annual Step-Up




We reserve the right to increase the LWG optional benefit charge upon an Automatic Annual Step-Up. The increased LWG optional benefit charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs, the LWG optional benefit charge may be reset to a rate that does not exceed the lower of: (a) the maximum Automatic Annual Step-Up charge or (b) the current rate that We charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.


  o For Contracts issued with the LWG II on or after February 24, 2009, the maximum Automatic Annual Step-Up charge is 1.60% for the Single Life Version and 1.80% for the Joint Life Version.


  o For Contracts issued with the LWG II on or before February 23, 2009, the maximum Automatic Annual Step-Up charge is 1.25% for the Single Life Version and 1.50% for the Joint Life Version.


  o For Contracts issued with the LWG I, the maximum Automatic Annual Step-Up charge is 0.95% for the Single Life Version and 1.40% for the Joint Life Version.



(See below for certain versions of the LWG optional benefits for which we are currently increasing the optional benefit charge upon an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later.)




Lifetime Withdrawal Guarantee -- Optional Benefit Charge




For contracts issued with the LWG II optional benefit on or after February 24, 2009, the charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.



For Contracts issued with the LWG II optional benefit on or before February 23, 2009, the charge is 0.65% for the Single Life Version and 0.85% for the Joint Life Version. If Your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the LWG II optional benefit charge for the Single Life Version to 0.95% of the Total Guaranteed Withdrawal Amount, and We will increase the optional benefit charge for Joint Life Version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.



The optional benefit charge for the LWG I is 0.50% for the Single Life Version and 0.70% for the Joint Life Version. If Your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the LWG I optional benefit charge for the

                                                    ---------------------------

Single Life Version to 0.80% of the Total Guarantee Withdrawal Amount, and We will increase the optional benefit charge for Joint Life Version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.



If an LWG is in effect, the optional benefit charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.



The charge for the Enhanced GWB is 0.55% and the charge for the GWB I is 0.50%. If You elect an Optional Reset, we may increase the Enhanced GWB and the GWB I charge to the charge applicable to current Contract purchases of the same optional benefit at the time of the reset, but to no more than a maximum of 1.00% for the Enhanced GWB and 0.95% for the GWB I. (For Contracts issued on or before July 13, 2007, the charge for the Enhanced GWB prior to any Optional Reset is 0.50% of the Guaranteed Withdrawal Amount and the maximum charge upon an Optional Reset is 0.95%.)



If the Enhanced GWB or the GWB I is in effect, the charge will not continue if your Benefit Base equals zero.



Optional Guaranteed Minimum Accumulation Benefit


The GMAB charge is of 0.75% of the Guaranteed Accumulation Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a prorata basis from your Enhanced Dollar Cost Averaging Program and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. The GMAB is no longer available for sale, effective for Contracts for which applications and necessary information are received at your Administrative Office on or after May 4, 2009.



Premium and Other Taxes



S ome jurisdictions tax what are called "annuity considerations." These may
apply to purchase payments,   Account Balances and death benefits. In most
jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.



Premium taxes, if applicable, currently depend on the Deferred Annuity You purchase and your home state or jurisdiction. The chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.



We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account -Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

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We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



Withdrawal Charges



A  Withdrawal Charge may apply if You withdraw purchase payments that were
credited to your Deferred    Annuity. There are no Withdrawal Charges for the C
Class Deferred Annuity or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charge Applies"). To determine the Withdrawal Charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or Investment Division from which the withdrawal is actually coming. To determine what portion (if any) of a withdrawal is subject to a Withdrawal Charge, amounts are withdrawn from your Contract in the following order: (1) Earnings in your Contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn);
(2) The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); and (3) Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. Once we have determined the amount of the Withdrawal Charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the Investment Divisions in the same proportion as the withdrawal is being made.



For a full withdrawal, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest.



For partial withdrawals, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest. We will treat your request as a request for a full withdrawal if your Account -Balance is not sufficient to pay both the requested withdrawal and the Withdrawal Charge, or if the withdrawal leaves an Account -Balance that is less than the minimum required.



The Withdrawal Charge on purchase payments withdrawn for each class is as follows:



Number Of Complete Years From Receipt Of Purchase
  Payment                                          B Class   Bonus Class   C Class   L Class
-------                                            --------- ------------- --------- --------
    0............................................. 7%        9%            None      7%
    1............................................. 6%        8%                      6%
                                                   6%        8%                      5%
    3............................................. 5%        7%                      0%
    4............................................. 4%        6%                      0%
    5............................................. 3%        4%                      0%
    6............................................. 2%        3%                      0%
    7 and thereafter.............................. 0%        0%                      0%



60

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The Withdrawal Charge reimburses us for our costs in selling the Deferred
Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Withdrawal Charges we collect.



FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the Withdrawal Charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.



DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account -Balance, the death benefit, and the amount of any optional benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional benefit, as described in "Death Benefit - Generally" and "Living Benefits." The withdrawal could have a significant negative impact on the death benefit and on any optional benefit.



When No Withdrawal Charge Applies


In some cases, we will not charge You the Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet any of the conditions listed below.



You do not pay a Withdrawal Charge:


- If You have a C Class Deferred Annuity.


- On transfers You make within your Deferred Annuity among the Investment Divisions and transfers to or from the Fixed Account.


- On withdrawals of purchase payments You made over seven Contract Years ago for the B Class, seven Contract Years ago for the Bonus Class, three Contract Years ago for the L Class.


- If You choose payments over one or more lifetimes except, in certain cases, under the GMIB.


- If You die during the pay-in phase. Your Beneficiary will receive the full death benefit without deduction.


- If your Contract permits and your spouse is substituted as the Contract Owner of the Deferred Annuity and continues the Contract, that portion of the Account -Balance that is equal to the "step-up" portion of the death benefit.


- If You withdraw only your earnings from the Investment Divisions.


- During the first Contract Year, if You are in the Systematic Withdrawal Program, and You withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.


- After the first Contract Year, if You withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.


- If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to



                                                                              61

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  your Deferred Annuity. For purposes of this exception, we assume that the
  Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other Account Balances. This exception does not apply if You have a Non-Qualified or Roth IRA Deferred Annuity.


- If You accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.


- If You properly "recharacterize" as permitted under Federal tax law your Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.


- This Contract feature is only available if You are less than 81 years old on the Contract issue date. After the first Contract Year, -if approved in your state, and your Contract provides for this, to withdrawals to which a Withdrawal Charge would otherwise apply, if You have been either the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract:


     o Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6-month break in that residency and the residencies are for related causes, where You have exercised this right no later than 90 days of exiting the nursing home facility or hospital. This Contract feature is not available in Massachusetts; or


     o Is diagnosed with a terminal illness and not expected to live more than 12 months (24 months in the state of Massachusetts).


- This Contract feature is only available if You are less than 65 years old on the date You became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, -if approved in your state, and your Contract provides for this, if You are disabled as defined in the Federal Social Security Act -(or as defined by the Internal Revenue Code for Oregon -Contracts) and if You have been the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract. This Contract feature is not available in Massachusetts or Connecticut.


- If You have transferred money which is not subject to a Withdrawal Charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract Withdrawal Charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Withdrawal Charge schedule.


- Subject to availability in your state, if the early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account -Balance and (2) You transfer your total Account -Balance to certain eligible contracts issued by MetLife or one of its affiliated companies and we agree.



GENERAL. We may elect to reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract, or if a prospective purchaser already had a relationship with us.



Free Look



Y ou may cancel your Deferred Annuity within a certain time period. This is
known as a "free look." We must    receive your request to cancel in writing by
the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account -Balance as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).



62

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                                                    ---------------------------

Any Bonus does not become yours until after the "free look" period; we retrieve it if You exercise the "free look." Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account -Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.



Death Benefit -- Generally



O ne of the insurance guarantees we provide You under your Deferred Annuity is
that your Beneficiaries will    be protected during the "pay-in" phase against
market downturns. You name your Beneficiary(ies). There is no death benefit after the payout phase begins, however, depending on the payout option you elect, any remaining guarantee will be paid to your Beneficiary.



If You intend to purchase the Deferred Annuity for use with a Traditional IRA, -Roth IRA, -SEP or SIMPLE IRA, see "Federal Tax Considerations" for a discussion concerning IRAs.



The basic death benefit is described below. The additional optional death benefits (the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the EDB I, and the Earnings Preservation Benefit) are described in the "Optional Death Benefits" section. Check your Contract and riders for the specific provisions applicable to You. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). You may elect the Earnings Preservation Benefit with or without the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. You may not elect the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and/or the Earnings Preservation Benefit with the EDB I.



The death benefits are described below. There may be versions of each optional death benefit that vary by issue date and state availability. In addition, a version of an optional death benefit may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional death benefits for the specific provisions applicable to You.



The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.



If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program, the automated required minimum distribution service and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.



Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account -Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account -Balance, in accordance with the current allocation of the Account -Balance. This death benefit amount remains in the Investment Divisions until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Investment Divisions on behalf of the remaining Beneficiaries are subject to investment risk. -There is no additional death benefit guarantee.

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Your Beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. If You purchased the Contract as a deceased person's Beneficiary under an IRA, your Beneficiary may be limited by tax law as to the method of distribution of any death benefit. See "Federal Tax Considerations" for more information.



If You are a non-natural person, then the life of the Annuitant is the basis for determining the death benefit. If there are joint Contract Owners, the oldest of the two will be used as a basis for determining the death benefit.



If You are a natural person and You change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether You choose an optional benefit), are reset to the Account -Balance on the date of the change in Contract Owner.



SPOUSAL CONTINUATION. If the Beneficiary is your spouse, the Beneficiary may be substituted as the Contract Owner of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account -Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account -Balance will be allocated in the same proportions to each balance in an Investment Division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account -Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Deferred Annuity would be subject to applicable Withdrawal Charges except for that portion of the Account -Balance that is equal to the "step-up" portion of the death benefit.



If the spouse continues the Deferred Annuity, the second death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include the Highest Anniversary Value as of each fifth Contract Anniversary or the Highest Anniversary Value as of each Contract Anniversary, are reset to the Account -Balance which has been adjusted to include the death benefit on the date the spouse continues the Deferred Annuity. If the Contract includes the GMIB Plus II or both the GMIB Plus II and the EDB I, the Annual Increase Amount for the GMIB Plus II or both the GMIB Plus II and the EDB I are also reset to the Account -Balance -which has been adjusted to include the death benefit on the date the spouse continues the Contract.



Spousal continuation will not satisfy required minimum distribution rules for tax-qualified Contracts other than IRAs.




Any reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.




"STRETCH IRA" CONTRACTS. We permit your Beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your Beneficiary to facilitate the distribution of payments. The new Contract is issued in the same Contract class as your Contract, except, if You had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account -Balance would be reset to equal the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account -Balance would be allocated in the

                                                    ---------------------------

same proportions to each balance in an Investment Division and the Fixed Account as each bears to the total Account -Balance.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some optional benefits available under the Contract, but certain Contract provisions or programs may not be available.



If your Beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary or Highest Anniversary Value as of each Contract Anniversary, would be reset to the Account -Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Deferred Annuity. If the Contract has the optional GMIB, the Annual Increase Amount is reset to the Account -Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Deferred Annuity. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law as to the method of distribution of any death benefit.



"STRETCH NON-QUALIFIED" CONTRACTS. If available in your state, we permit your Beneficiary to hold the Non-Qualified Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your Beneficiary to facilitate the distribution of payments. The designated Beneficiary's interest in the Contract must be distributed in accordance with required minimum distribution rules for deferred annuities under the income tax regulations over a period no longer than the designated Beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same Contract class as your Contract, except, if You had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account -Balance would be reset to equal the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account -Balance would be allocated in the same proportions to each balance in an Investment Division and the Fixed Account as each bears to the total Account -Balance.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some of the optional benefits available under the Contract, but no optional living benefit options are available and certain Contract provisions or programs may not be available.



If your Beneficiary holds the Non-Qualified Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary or Highest Anniversary Value as of each Contract Anniversary, would be reset to the Account -Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. If the Contract has an optional GMIB, the Annual Increase Amount is reset to the Account -Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Deferred Annuity. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.




TOTAL CONTROL ACCOUNT. The Beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has

---------------------------

immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. -You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



EDB -I AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Code required distribution rules, You may not purchase the EDB -I.



Basic Death Benefit


The Basic Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greatest of (1) your Account -Balance; (2) total purchase payment less partial withdrawals; or (3) your "Highest Anniversary Value" (as described below) as of each fifth Contract Anniversary.



If You die during the pay-in phase and You have not chosen one of the optional death benefits, the death benefit the Beneficiary receives will be equal to the greatest of:


1. Your Account  -Balance; or


2. Total purchase payments reduced proportionately by the percentage reduction in Account -Balance attributable to each partial withdrawal (including any applicable Withdrawal Charge); or


3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:


     o At issue, the Highest Anniversary Value is your initial purchase payment;


     o Increase the Highest Anniversary Value by each subsequent purchase payment;


  o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account -Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);


  o  On each fifth Contract Anniversary before your 81st birthday, compare the
     (1) then-Highest Anniversary Value to the (2) current Account -Balance and (3) total purchase payments reduced proportionately by the percentage reduction in Account -Balance attributable to each partial withdrawal (including any applicable Withdrawal Charge) and set the Highest Anniversary Value equal to the greatest of the three.


  o After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:


     o Increase the Highest Anniversary Value by each subsequent purchase payment, or


     o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account -Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).



66

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                                                    ---------------------------

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account -Balance before the withdrawal.



                                    EXAMPLE:



                                                                Date                        Amount
                                                  ------------------------------- --------------------------
   A  Initial purchase payment                              10/1/2016             $100,000
                                                            10/1/2017
   B  Account Balance                              (First Contract Anniversary)   $104,000
                                                                                  $104,000
   C  Death Benefit                                      As of 10/1/2017          (= greater of A and B)
                                                            10/1/2017
   D  Account  -Balance                           (Second Contract Anniversary)   $ 90,000
                                                                                  $100,000
   E  Death Benefit                                         10/1/2018             (= greater of A and D)
   F  Withdrawal                                            10/2/2018             $  9,000
                                                                                            10%
   G  Percentage Reduction in Account  -Balance             10/2/2018             (= F/D)
                                                                                  $ 81,000
   H  Account  -Balance after Withdrawal                    10/2/2018             (= D-F)
                                                                                  $ 90,000
   I  Purchase Payments reduced for Withdrawal           As of 10/2/2018          (= A-(A - G))
                                                                                  $ 90,000
   J  Death Benefit                                         10/2/2018             (= greater of H and I)
   K  Account  -Balance                                     10/1/2021             $125,000
                                                         As of 10/1/2021          $125,000
   L  Death Benefit (Highest Anniversary Value)    (Fifth Contract Anniversary)   (= greater of I and K)
   M  Account  -Balance                                     10/2/2021             $110,000
                                                                                  $125,000
   N  Death Benefit                                      As of 10/2/2021          (= greatest of I, L, M)


Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge withdrawn from the Account -Balance is included when determining the percentage of Account -Balance withdrawn.



Account Balances on 10/1/2018 and 10/2/2018 are assumed to be equal prior to the withdrawal.


                                                                              67

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---------------------------

Optional Death Benefits



Annual Step-Up Death Benefit



T he Annual Step-Up Death Benefit is designed to provide protection against
adverse investment experience. In   general, it guarantees that the death
benefit will not be less than the greater of (1) your Account -Balance; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.



You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:


1. The Account  -Balance; or


2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:


     o At issue, the Highest Anniversary Value is your initial purchase payment;


     o Increase the Highest Anniversary Value by each subsequent purchase payment;


  o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account -Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and


  o On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account -Balance and set the Highest Anniversary Value equal to the greater of the two.


  o After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:


     o Increase the Highest Anniversary Value by each subsequent purchase payment or


     o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account -Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).



For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account -Balance immediately before the withdrawal.



You may not purchase this benefit if You are 80 years of age or older.


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                                                    ---------------------------

The Annual Step-Up Death Benefit is available -in Deferred Annuities purchased after April 30, 2003, for an additional charge of 0.20% annually of the average daily value of the amount You have in the Separate Account.



                                    EXAMPLE:



                                                                        Date                        Amount
                                                          ------------------------------- -------------------------
   A  Initial Purchase Payment                                      10/1/2016             $100,000
                                                                    10/1/2017
   B  Account  -Balance                                    (First Contract Anniversary)   $104,000
                                                                                          $104,000
   C  Death Benefit (Highest Anniversary Value)                  As of 10/1/2017          (= greater of A and B)
                                                                    10/1/2018
   D  Account  -Balance                                   (Second Contract Anniversary)   $ 90,000
                                                                                          $104,000
   E  Death Benefit (Highest Contract Year Anniversary)             10/1/2018             (= greater of B and D)
   F  Withdrawal                                                    10/2/2018             $  9,000
                                                                                                    10%
   G  Percentage Reduction in Account  -Balance                     10/2/2018             (= F/D)
                                                                                          $ 81,000
   H  Account  -Balance after Withdrawal                            10/2/2018             (= D-F)
                                                                                          $ 93,600
   I  Highest Anniversary Value reduced for Withdrawal           As of 10/2/2018          (= E-(E - G))
                                                                                          $ 93,600
   J  Death Benefit                                                 10/2/2018             (= greater of H and I)


Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge withdrawn from the Account -Balance is included when determining the percentage of Account -Balance withdrawn.



The Account Balances on 10/1/2018 and 10/2/2018 are assumed to be equal prior to the withdrawal.



Greater of Annual Step-Up or 5% Annual Increase Death Benefit


In states where approved, only one of either the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the EDB I will be available. The Greater of Annual Step-Up or 5% Annual Increase Amount Death Benefit is designed to protect against adverse investment experience. In general, it provides that the death benefit will be not less than the greatest of (1) your Account Balance,
(2) the "Annual Increase Amount" which is the total of your purchase payments (adjusted for withdrawals) accumulated at 5% per year or (3) your "Highest Anniversary Value", as described below.



You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:


1. Your Account Balance;

---------------------------

2. The Annual Increase Amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal) (including any applicable withdrawal charge); or


3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:


     o At issue, the Highest Anniversary Value is your initial purchase payment;


     o Increase the Highest Anniversary Value by each subsequent purchase payment;


  o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and


  o On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.


  o After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:


     o Increase the Highest Anniversary Value by each subsequent purchase payment, or


     o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).



For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges), divided by the Account Balance immediately before the withdrawal.



You may not purchase this benefit if You are 80 years of age or older.

                                                    ---------------------------

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for an additional charge, of 0.35% annually of the average daily value of the amount You have in the Separate Account.



                                    EXAMPLE:



                                                                        Date                              Amount
                                                          ------------------------------- --------------------------------------
    A  Initial Purchase Payment                                     10/1/2016             $100,000
                                                                    10/1/2017
    B  Account Balance                                     (First Contract Anniversary)   $104,000
                                                                                          $104,000
   C1  Account Balance (Highest Anniversary Value)                  10/1/2017             (= greater of A and B)
                                                                                          $105,000
   C2  5% Annual Increase Amount                                    10/1/2017             (= A - 1.05)
                                                                                          $105,000
   C3  Death Benefit                                             As of 10/1/2017          (= greater of C1 and C2)
                                                                    10/1/2018
    D  Account Balance                                    (Second Contract Anniversary)   $ 90,000
                                                                                          $104,000
   E1  Highest Anniversary Value                                    10/1/2018             (= greater of C1 and D)
                                                                                          $110,250
   E2  5% Annual Increase Amount                                 As of 10/1/2018          (= A - 1.05 - 1.05)
                                                                                          $110,250
   E3  Death Benefit                                                10/1/2018             (= greater of E1 and E2)
    F  Withdrawal                                                   10/2/2018             $  9,000
                                                                                                          10%
    G  Percentage Reduction in Account Balance                      10/2/2018             (= F/D)
                                                                                          $ 81,000
    H  Account Balance after Withdrawal                             10/2/2018             (= D-F)
                                                                                          $ 93,600
   I1  Highest Anniversary Value reduced for Withdrawal          As of 10/2/2018          (= E1-(E1 - G))
                                                                                                        $ 99,238
                                                                                                   (= E2 -- (E2 - G).
                                                                                          Note: E2 includes additional day of
   I2  5% Annual Increase Amount reduced for Withdrawal          As of 10/2/2018                    interest at 5%)
                                                                                          $ 99,238
   I3  Death Benefit                                                10/2/2018             (= greatest of H, I1 and I2)


Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

---------------------------

The Account Balances on 10/1/2018 and 10/02/2018 are assumed to be equal prior to the withdrawal.



All amounts are rounded to the nearest dollar.



The EDB I


The EDB I is no longer available for purchase. The EDB I was available (subject to investment allocation restrictions) if You were age 75 or younger at the effective date of your Contract and You had not elected any optional living benefit (other than the GMIB Plus II, which is also known as the "Predictor Plus II" in our sales literature and advertising ). The EDB I is not available in the State of Oregon or with a B Plus Class or C Class Contract in Washington or New York State.




Description of the EDB I



If you select the EDB I, the amount of the death benefit will be the greater of:


(1) The Account Balance; or


(2) The Death Benefit Base.



The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Balance on any Contract Anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5%.



The Death Benefit Base is the greater of (a) or (b) below:


  (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account -Balance attributable to each partial withdrawal -(including any applicable Withdrawal Charge). The percentage reduction in Account -Balance is the dollar amount of the withdrawal (including any applicable Withdrawal Charge) divided by the Account -Balance immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account -Balance on the date of the recalculation.


  (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


     (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


     (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account -Balance, the Annual Increase Amount is not set equal to the Account -Balance. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account -Balance.

                                                    ---------------------------

ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB I that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."



Through the Contract Anniversary immediately prior to your 91st birthday, the Annual Increase Rate is 5%.



On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date, on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.



After the Contract Anniversary immediately prior to the owner's 91st birthday, the Annual Increase Rate is 0%.



WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


  (a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account -Balance attributable to that partial withdrawal (including any applicable Withdrawal Charge); or


  (b)(1) If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the Contract Anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Contract Owner (or to the Annuitant, if the Contract Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a), immediately above, and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a), immediately above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account -Balance. This reduction may be significant, particularly when the Account -Balance is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the EDB -I. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.



The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Account -Balance attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). The Annual Increase Amount does not change after the Contract Anniversary immediately preceding your 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described above.



For Contracts for which applications and necessary information were received at your Administrative Office on or before May 1, 2009, we offered a version of the EDB I that is no longer available. The prior version is the same as the current version except that the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%, with respect to section 2(a) above, different investment allocation restrictions apply and different charges apply.

---------------------------

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.



OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account -Balance. An Optional Step-Up may be beneficial if your Account -Balance has grown at a rate above the Annual Increase Rate -or the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account -Balance. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE EDB I CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE -(1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the Account -Balance exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract Owner (or oldest joint Contract Owner or Annuitant if the Deferred Annuity is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Deferred Annuity has both the GMIB Plus II optional benefit and the EDB -I optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.



You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account -Balance automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and the charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.



The Optional Step-Up:


  a) resets the Annual Increase Amount to the Account -Balance on the Contract Anniversary following the receipt of an Optional Step-Up election; and


  b) may reset the EDB I charge to a rate that does not exceed the lower of:
     (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

                                                    ---------------------------

In the event that the charge applicable to Deferred Annuity purchases at the time of the step-up is higher than your current charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You -choose to decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.



On the date of the Optional Step-Up, the Account -Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If You elect the EDB I, there are certain investment allocation restrictions. Please see "Investment Allocation Restrictions For Certain Optional Benefits."



If You elect the EDB I, You may not participate in the Equity Generator or the Allocator. However, You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the EDB I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."




TERMINATING THE EDB I. The EDB I will terminate upon the earliest of:



  (a) The date You make a total withdrawal of your Account -Balance (a pro-rata portion of the optional benefit charge will be assessed);


  (b) The date there are insufficient funds to deduct the -annual optional benefit charge from your Account -Balance;


  (c) The date You elect to receive income payments under your Contract (a pro-rata portion of the -annual optional benefit charge will be assessed);


  (d) A change of the Contract Owner or joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the -annual optional benefit charge will be assessed);


  (e) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the -annual optional benefit charge will be assessed);


  (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


  (g) Termination of the Deferred Annuity to which the benefit is attached.

---------------------------

Under our current administrative procedures, we will waive the termination of the EDB I if You assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of the Account -Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



THE EDB I AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (see "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Balance. Generally, once your Deferred Annuity is annuitized, You are ineligible to receive the death benefit selected. However, for Deferred Annuities purchased with an EDB I, if You annuitize at the latest date permitted, You must elect one of the following options:


(1) Annuitize the Account -Balance under the Deferred Annuity's pay-out option provisions; or


(2) Elect to receive income payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity rates for the Deferred Annuity at the time of purchase or the current annuity rates applicable to this class of Deferred Annuity. If You die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less income payments already paid to the Contract Owner.



If You fail to select one of the above options, we will annuitize your Deferred Annuity under the Lifetime Income Annuity with a 10-Year Guarantee Period -income payment type, unless the payment under option (2) above is greater, in which case we will apply option (2) to your Deferred Annuity.



EDB I -- Examples


The purpose of these examples is to illustrate the operation of the Death Benefit Base under the EDB I.


(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the EDB I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the EDB I is selected. Assume the Account -Balance at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater

                                                    ---------------------------

   than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account -Balance attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2)   The Annual Increase Amount


     Example
     -------


   Assume the Contract Owner is a male, age 55 at issue, and he elects the EDB
   I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


     Determining a death benefit based on the Annual Increase Amount
     ---------------------------------------------------------------


   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account -Balance fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts You selected. The Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account -Balance on the date the death benefit amount is determined).


(3)   The Highest Anniversary Value


     Example
     -------


   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the EDB I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account -Balance on the first Contract Anniversary is $108,000 due to good market performance. Because the Account -Balance is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account -Balance ($108,000). Assume the Account -Balance on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account -Balance is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account -Balance is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account -Balance ($155,000).



     Determining a death benefit based on the Highest Anniversary Value
     ------------------------------------------------------------------



   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account -Balance at that time is greater than the amount

---------------------------

   of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account -Balance on the date the death benefit amount is determined).


(4)   Putting It All Together


     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Account -Balance is $150,000 due to poor market performance.Because the -5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the -5% Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account -Balance ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5)   The Optional Step-Up


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account -Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.


     The effect of the Optional Step-Up election is:


   (1)   The Annual Increase Amount resets from $105,000 to $110,000; and


   (2) The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.


   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account -Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account -Balance is less than the Annual Increase Amount.


(6)   The Optional Step-Up: Automatic Annual Step-Up


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account -Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account -Balance is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


   (2) The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.

                                                    ---------------------------

   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account -Balance at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account -Balance is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


   (2) The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.


   Assume your Account -Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account -Balance would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account -Balance; and


   (2) The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.


   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account -Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account -Balance is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the optional benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday. Also, note the EDB I charge remains at its current level.



Earnings Preservation Benefit


You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.



This benefit provides that an additional death benefit is payable equal to:



The difference between


1. Your death benefit (either the basic death benefit or an optional death benefit for which You pay an additional charge); and


2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or



On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:


1. The difference between

---------------------------

  a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account -Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and


  b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.


2. In each case, multiplied by the following percentage, depending upon your age when You purchased the Contract:



Purchase Age                                    Percentage
  Ages 69 or younger                               40%
  Ages 70-79 - - - - - - - - - - -                 25%
  Ages 80 and above                                0%


You may not purchase this benefit if You are 80 years of age or older.



For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable Withdrawal Charges divided by the Account Balance immediately before the withdrawal.



If the spouse continues the Contract, the spouse can choose one of the following two options:


  o Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.


  o Stop the Earnings Preservation Benefit. Then, the Account -Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.



If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account -Balance.



If You are a natural person and You change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account -Balance on the date of the change in Contract Owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new Contract Owner as of the date of the change in Contract Owner.



If You are a non-natural person, the life of the Annuitant is the basis for determining the additional death benefit. If there are joint Contract Owners, the oldest of the two will be used as a basis for determining the additional death benefit.

                                                    ---------------------------

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount You have in the Separate Account.



                                    EXAMPLE:



                                               Date            Amount
                                           ----------- ----------------------
  A   Purchase Payments Not Withdrawn      10/1/2016   $100,000
  B   Death Benefit                        10/1/2017   $105,000
                                                       $  2,000
  C   Additional Death Benefit             10/1/2017   (= 40% - (B -  A))
  D   Account  -Balance                    10/1/2018   $ 90,000
  E   Withdrawal                           10/2/2018   $  9,000
                                                       $ 81,000
  F   Account  -Balance after Withdrawal   10/2/2018   (= D -  E)
  G   Purchase Payments Not Withdrawn      10/2/2018   $ 91,000
                                                            (= A -  E,
                                                         because there is
                                                            no gain at
                                                       time of withdrawal)
  H   Death Benefit                        10/2/2018   $ 99,238
                                                       $  3,295
  I   Additional Death Benefit                         (= 40% - (H -  G))


Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge from the Account -Balance is included when determining the percentage of Account -Balance withdrawn.



All amounts are rounded to the nearest dollar.



Living Benefits



Overview of Living Benefits


We offer a suite of optional living benefits that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one version of these optional benefits may be elected, and the optional benefit must be elected at Contract issue. These optional benefits are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit.

---------------------------


               Guaranteed Income                           Guaranteed Withdrawal
                   Benefits                                      Benefits
---------------------------------------------- --------------------------------------------
 o Guaranteed Minimum Income Benefit           o Lifetime Withdrawal Guarantee (LWG I
  Plus (GMIB Plus I and GMIB Plus II or, the   and LWG II)
  Predictor Plus, or Predictor Plus I and      o Enhanced Guaranteed Withdrawal Benefit
  Predictor Plus II)                           (Enhanced GWB)
 o Guaranteed Minimum Income Benefit           o Guaranteed Withdrawal Benefit (GWB I)
  (GMIB I and GMIB II or the Predictor)

  Our guaranteed income benefits are           These optional benefits are designed to
  designed to allow You to invest your         guarantee that at least the entire amount
  Account Balance in the market while at       of purchase payments You make will be
  the same time assuring a specified           returned to You through a series of
  guaranteed, level of minimum fixed           withdrawals (without annuitizing),
  income payments if You elect to              regardless of investment performance, as
  annuitize. The fixed annuity payment         long as withdrawals in any Contract Year
  amount is guaranteed regardless of           do not exceed the maximum amount
  investment performance or the actual         allowed. With the LWG, You get the same
  Account Balance at the time You elect        benefits, but in addition, if You make
  pay-outs. Prior to exercising this benefit   your first withdrawal on or after the date
  and annuitizing your Contract, You may       You reach age 59 1/2, You are guaranteed
  make withdrawals up to a maximum             income for your life (and, for states other
  level specified in the rider and still       than New York, the life of your spouse, if
  maintain the benefit amount. (GMIB I         the Joint Life version was elected and the
  and GMIB II were formerly known as           spouse elects to continue the Contract is
  "Versions I and Versions II of the           at least age 59 1/2 at spousal
  Guaranteed Minimum Income Benefit";          continuation), even after the entire
  and GMIB Plus I was formerly known as        amount of purchase payments has been
  "Version III of the Guaranteed Minimum       returned. (GWBI was formerly known as
  Income Benefit".)                            "Version I of the Guaranteed Withdrawal
                                               Benefit"; Enhanced GWB was formerly
                                               known as "Version II of the Guaranteed
                                               Withdrawal Benefit"; and LWG I was
                                               formerly known as "Version III - the
                                               Lifetime Withdrawal Guarantee Benefit".)




               Guaranteed Income                     Guaranteed Asset Accumulation
                   Benefits                                     Benefit
---------------------------------------------- ----------------------------------------
 o Guaranteed Minimum Income Benefit           o Guaranteed Minimum Accumulation
  Plus (GMIB Plus I and GMIB Plus II or, the   Benefit (GMAB)
  Predictor Plus, or Predictor Plus I and
  Predictor Plus II)
 o Guaranteed Minimum Income Benefit
  (GMIB I and GMIB II or the Predictor)

  Our guaranteed income benefits are           GMAB is designed to guarantee that your
  designed to allow You to invest your         Account Balance will not be less than a
  Account Balance in the market while at       minimum amount at the end of the
  the same time assuring a specified           10-year waiting period.
  guaranteed, level of minimum fixed           The amount of the guarantee depends on
  income payments if You elect to              which of three permitted Investment
  annuitize. The fixed annuity payment         Divisions You select.

  amount is guaranteed regardless of
  investment performance or the actual
  Account Balance at the time You elect
  pay-outs. Prior to exercising this benefit and annuitizing your Contract, You may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount. (GMIB I and GMIB II were formerly known as "Versions I and Versions II of the
  Guaranteed Minimum Income Benefit";
  and GMIB Plus I was formerly known as
  "Version III of the Guaranteed Minimum
  Income Benefit".)



Guaranteed Income Benefits


At the time You buy the Contract, You may elect a guaranteed income benefit ("GMIB") for an additional charge. Each version of this optional benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account -Balance during the pay-in phase. However, if applying your actual Account -Balance at the time You annuitize the Contract to then-current annuity purchase rates (outside of the optional benefit) produces higher income payments, You will receive the higher payments, and thus You will have paid for the optional benefit even though it was not used. Also, prior to exercising the optional benefit, You may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercised the optional benefit.



There are four versions of the GMIB that have been available with this Contract, GMIB Plus II, GMIB Plus I, GMIB II and GMIB I. None of the GMIBs are available for sale.



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There may be versions of each optional guaranteed income benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional benefits for the specific provisions applicable to You.



You may not have this optional benefit and another optional living benefit (LWG, GWB or GMAB) in effect at the same time. Once elected, the optional benefit cannot be terminated except as discussed below.



FACTS ABOUT GUARANTEED INCOME BENEFITS



INCOME BASE AND GMIB INCOME PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. It is important to recognize that this income base is not available for cash withdrawals and does not establish or guarantee your Account -Balance or a minimum return for any Investment Division. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, You may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the optional benefit in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).



THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year for GMIB I, GMIB II and GMIB Plus I. As with other pay-out types, the amount You receive as an income payment also depends on your age, your sex, (where permitted by state law), and the income type You select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Balance on your annuity date to then-current annuity purchase rates.



If You exercise a GMIB, your income payments will be the greater of:


     o the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or


  o the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options (or Income Options)".)



If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract.



OWNERSHIP. If the owner is a natural person, the owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the owner in determining the income base and GMIB income payments.



If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB income payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "You" always means the owner, oldest joint owner or the Annuitant, if the owner is a non-natural person.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.



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GMIB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service ("IRS") required distribution rules, You may not purchase the GMIB.



GMIB AND QUALIFIED CONTRACTS. The GMIB may have limited usefulness in connection with a qualified Contract, such as IRA (See "Federal Tax Considerations"), in circumstances where, due to the 10-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up), the owner is unable to exercise the benefit until after the required beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of income payments under the GMIB. You should consult your tax adviser prior to electing the GMIB.



Description of GMIB Plus II


The GMIB Plus II is no longer available for purchase. In states where approved, the GMIB Plus II is available only for owners up through age 78 and You can only elect the GMIB Plus II at the time You purchase the Contract. The GMIB Plus II is not available in the State of Oregon. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 90th birthday.



INCOME BASE. The income base is -equal to the greater of (a) or (b) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account -Balance attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to Your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account -Balance on the date of the recalculation.



The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding Your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account -Balance attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).


(b) Annual Increase Amount: On the date we issue your Contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


   (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


   (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account -Balance, the Annual Increase Amount is not set equal to the Account -Balance. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account -Balance.



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FOR DEFERRED ANNUITIES ISSUED IN NEW YORK STATE, THE ANNUAL INCREASE AMOUNT
SHALL NOT EXCEED 270% OF TOTAL PURCHASE PAYMENTS OR, IF GREATER, 270% OF THE ANNUAL INCREASE AMOUNT AS OF THE MOST RECENT OPTIONAL STEP-UP FOR GMIB -PLUS II (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.



ANNUAL INCREASE RATE. As noted above, we calculate an income base under the GMIB that helps determine the minimum amount You receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the income base is called the "annual increase rate."



Through the Contract Anniversary immediately prior to the your 91st birthday, the Annual Increase Rate is 5%.



On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.



During the 30 day period following the Contract Anniversary immediately prior to the your 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account -Balance attributable to the withdrawal (including any applicable Withdrawal Charge); or


(b) If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to You (or to the annuitant, if the Deferred Annuity is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account -Balance. This reduction may be significant, particularly when the Account -Balance is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.



Partial annuitizations are not permitted.



In determining the GMIB -Plus II income payments, an amount equal to the Withdrawal Charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (i.e., bonus payments) are not included.



OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account -Balance. An Optional Step-Up may be beneficial if your Account -Balance has grown at a rate above the Annual Increase Rate -on the Annual Increase Amount (5%). As described below, an Optional



                                                                              85

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Step-Up resets the Annual Increase Amount to the Account  -Balance. After an
Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE -(1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the Account -Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Deferred Annuity has both the GMIB Plus II and the EDB I, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.



You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account -Balance automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.



The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account -Balance on the Contract Anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the GMIB Plus II to the 10th Contract Anniversary following the date the Optional Step-Up took effect;


(3) For Contracts issued in New York State only, may reset the maximum Annual Increase Amount to a percentage (270%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4) may reset the charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge -(1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.



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In the event that the charge applicable to Deferred Annuity purchases at the time of the step-up is higher than your current charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in accordance with our administrative procedures (currently we require You to submit your request in writing to your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing to our Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.



On the date of the step-up, the Account -Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If You elect the GMIB Plus II, there are certain investment allocation restrictions. Please see "Investment
Choices -- Investment Allocation Restrictions For Certain Optional Benefits."



If You elect the GMIB Plus II, You may not participate in the Equity Generator or the Allocator. However, You may elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination Investment Divisions are selected in accordance with the investment allocation restrictions.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus II are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the owner's 91st birthday, You may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the older owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.



By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account -Balance intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account -Balance attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account -Balance on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.



For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Division in the ratio the portion of the Account -Balance in such Investment Division bears to the total Account -Balance in all Investment Divisions. It is important to note that only purchase payments made during the first 120 days that You hold the Contract are taken into consideration



                                                                              87

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in determining the Guaranteed Principal Adjustment. If You anticipate making purchase payments after 120 days, You should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your Account -Balance, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus II may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.



The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The Contract, however, will continue, and the GMIB Plus II allocation and subsequent purchase payment restrictions, described above, will no longer apply. If You elected both the GMIB Plus II and the EDB I, the EDB I investment allocation restrictions described in "Investment Allocation Restrictions For Certain Optional Benefits" and the subsequent purchase payment restrictions described in "Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I" will continue to apply as long as the EDB I optional benefit has not terminated.



The Guaranteed Principal Option is not available in the state of Washington.



EXERCISING THE GMIB -PLUS II. If You exercise the GMIB Plus II, You must select to receive income payments under one of the following income types:


     (1)   Lifetime Income Annuity with a 5-Year Guarantee Period.
           ------------------------------------------------------


     (2)   Lifetime Income Annuity for Two with a 5-Year Guarantee Period.
           --------------------------------------------------------------
           Based on Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years. See "Pay-Out Options (or Income Options)." (For Contracts issued in New York State, this income type is only available if the youngest Annuitant's attained age is 35 or older).



These options are described in the Contract and the GMIB Plus II.



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10 year age set back with interest of 1.0% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income payment type You select, your age, and your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account -Balance on your annuity date to then current annuity purchase rates.



If You exercise the GMIB Plus II, your income payments will be the greater of: the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or the income payment determined for the same income payment type in accordance with the base Contract. (See "Pay-out Options (or Income Options).")



IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB -PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING ACCOUNT -BALANCE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.



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If You take a full withdrawal of your Account  -Balance, your Contract is terminated by us due to its small Account -Balance and inactivity (see "When We Can Cancel Your Deferred Annuity"), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAYOUT RATES (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK STATE). The GMIB payout rates are enhanced under either of the following circumstances, if:


  (a)        You take no withdrawals prior to age 62;


  (b) your Account Balance is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and


  (c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.



Then the annual income payments under the GMIB Plus II will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).



For example if an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus II, the spouse would be eligible for the 5.5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.



For example, if an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Contract Owner was older than the spouse, the spouse's eligibility for the Enhanced Payout Rates described above is based on the Contract Owner's age when the withdrawals began. For example, if a Contract Owner had begun to take withdrawals at age 62 and subsequently died, if that Contract Owner's spouse continued the Contract and the GMIB Plus II, the spouse would be eligible for the 5.5% Enhanced Payout Rate as described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Contract Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the Enhanced Payout Rates described above is based on the spouse's age when the spouse begins to take withdrawals.



Similarly if:


(a)        You take no withdrawals prior to age 60;


(b) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and


(c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.


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Then the annual income payments under the GMIB Plus II will equal or exceed 5%
of the income base (calculated on the date the payments are determined).



If You choose not to receive income payments as guaranteed under the GMIB Plus II, You may elect any of the pay-out options under the Contract.



If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to You instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.



TERMINATING THE GMIB PLUS II. Except as otherwise provided, the GMIB Plus II will terminate upon the earliest of:


(a) The 30th day following the Contract Anniversary on or following your 90th birthday;


(b) The date You make a complete withdrawal of your Account Balance (if there is an income base remaining You will receive payments based on the remaining income base) (a pro rata portion of the annual optional benefit charge will be assessed).


(c) The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB Plus II (a pro rata portion of the annual optional benefit charge will be assessed);


(d) Death of the Contract Owner or joint Contract Owner (unless the spouse (aged 89 or younger) is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;


(e) A change for any reason of the Contract Owner or joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person), subject to our administrative procedures; (a pro rata portion of the annual optional benefit charge will be assessed);


(f)        The effective date of the Guaranteed Principal Option; or


(g) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).



If a Contract Owner or joint Contract Owner dies and:


  o the spouse elects to continue the Contract and the GMIB Plus II optional benefit under termination provision (d) above; and


  o before the 10-year waiting period to exercise the GMIB Plus II optional benefit has elapsed, the GMIB Plus II optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 90th birthday);



we will permit the spouse to exercise the GMIB Plus II optional benefit within the 30 days following the Contract Anniversary on or following his or her 90th birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Plus II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



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When the GMIB Plus II terminates, the corresponding GMIB Plus II charge terminates and GMIB Plus II investment restrictions allocation and any subsequent purchase payment restriction no longer apply. However, if you elected both the GMIB Plus II and the EDB I options, and only the GMIB Plus II has terminated, the restrictions on subsequent purchase payments will continue to apply.



For Contracts issued in all states except New York from February 24, 2009 through May 1, 2009, the following differences apply:


(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per year;


(2) The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event:
      (i) You take no withdrawals prior to age 62; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) You take no withdrawals prior to age 60; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and (iii) You select the Lifetime Income Annuity with a 10-Year Guarantee Period;


(3)   Different investment allocation restrictions apply;


(4) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;


(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to You (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and


(6) The fixed annuity options are the Lifetime Income Annuity with a 10-Year Guaranteed Period (if You choose to start the annuity option after age 79, the year of the guarantee period component of the annuity option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the Lifetime Income Annuity for Two with a 10-Year Guarantee Period. (Based upon Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years).


(7) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.



For Contracts issued in New York State on or before May 1, 2009, the following differences apply:


(1) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;


(2) The GMIB annuity rates for attained ages 85-90 are the same as those for attained age 84;


(3)   Different investment allocation restrictions apply;


(4) The Lifetime Income Annuity for Two income option type is only available if the oldest Annuitant's attained age is 55 or older;


(5) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;


(6) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to You (or the



                                                                              91

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---------------------------

   Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and


(7) The GMIB Annuity Table is calculated based upon the Annuity Mortality Table with a 7-year age set back with interest of 1.5% per year.


(8) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.



For Contracts issued in all states except New York on or before February 23, 2009, the GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year; the GMIB payout rates are enhanced to be at least 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) You take no withdrawals prior to age 60; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and
(iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period and differences (3) through (7) in the non-New York version apply.



Notes on Graphs and Examples:
-----------------------------



The purpose of these examples is to illustrate the operation of the GMIB Plus
II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes and tax penalties.


(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Account Balance at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an Account Balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Balance attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Balance by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one



92

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                                                    ---------------------------

   $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2)   The Annual Increase Amount


     Example
     -------


   Assume the owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the owner's 91st birthday). At the tenth Contract Anniversary, when the owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------


   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the Investment Divisions You selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary on or immediately after the Contract Owner's 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Your purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------



   Assume that You decide to annuitize your Contract and begin taking income payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates

---------------------------

   in the GMIB Annuity Table to determine your lifetime income payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]




(3)   The "Highest Anniversary Value" ("HAV")


     Example
     -------


   Assume, as in the example in section (2) above, the owner of the Contract is a male, age 55 at issue, and he elects GMIB Plus II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Balance on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Balance is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Balance ($108,000). Assume the Account Balance on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Balance is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Balance is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Balance ($155,000). See section (4) below for an example of the exercise of GMIB Plus II.


     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for



94

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                                                    ---------------------------

   any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------



   Assume that You decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime income payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]




(4)   Putting It All Together


     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner chooses to exercise the GMIB Plus II at the tenth Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields income payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the Contract Owner were age 75, the income base of $162,889 would yield monthly payments of $785.)


   Assume the Contract Owner, a New York resident, chooses to exercise the GMIB Plus II optional benefit at the 21st Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Assume the Account Balance has declined due to poor market performance. The 5% Annual Increase Amount would be limited to the maximum of 270% of the total purchase payments, which equals $270,000. Because the 5% Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($150,000), the 5% Annual

---------------------------

   Increase Amount ($270,000) is used as the income base. The income base of $270,000 is applied to the GMIB Annuity Table. This yields income payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same Contract Owner were instead age 81, the income base of $270,000 would yield monthly payments of $1,607; if the Contract Owner were age 86, the income base of $270,000 would yield monthly payments of $1,877.)


   The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount You receive as an income payment depends on the income type You select, your age, and (where permitted by state law) your sex. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.


   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, You will receive income payments for life and the Annual Increase Amount, Highest Anniversary Value and the Account Balance will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary on or following the Contract Owner's 90th birthday, after a 10-year waiting period, and then only within a 30 day period following the Contract Anniversary.

[GRAPHIC APPEARS HERE]




   WITH THE GMIB, THE INCOME BASE IS APPLIED TO SPECIAL, CONSERVATIVE GMIB ANNUITY PURCHASE FACTORS, WHICH ARE GUARANTEED AT THE TIME THE CONTRACT IS ISSUED. HOWEVER, IF THEN-CURRENT ANNUITY PURCHASE FACTORS APPLIED TO THE ACCOUNT BALANCE WOULD PRODUCE A GREATER AMOUNT OF INCOME, THEN YOU WILL RECEIVE THE GREATER AMOUNT. IN OTHER WORDS, WHEN YOU ANNUITIZE YOUR CONTRACT YOU WILL RECEIVE WHATEVER AMOUNT PRODUCES THE GREATEST INCOME PAYMENT. THEREFORE, IF YOUR ACCOUNT BALANCE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.

[GRAPHIC APPEARS HERE]




(5)   The Guaranteed Principal Option -- Graph and Example


   Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Balance at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.


     The effect of exercising the Guaranteed Principal Option:

                                                    ---------------------------

   (1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Balance 30 days after the 10th Contract Anniversary bringing it back up to $100,000.


   (2) The GMIB Plus II benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Balance; the Contract continues.


   (3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Balance (except if the GMIB Plus II was elected with the EDB I, the investment allocation restrictions described above will continue to apply as long as the EDB I has not terminated).

[GRAPHIC APPEARS HERE]




* Withdrawals reduce the original purchase payment (i.e., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6)   The Optional Step-Up: Optional Automatic Annual Step-up


   Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount of the GMIB Plus II Income Base increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Balance is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the Contract is reset to 10 years from the first Contract Anniversary;


   (3) The charge is reset to the fee we charge new Contract Owners for the same optional benefit at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


   The Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Balance is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the Contract is reset to 10 years from the second Contract Anniversary;

---------------------------

   (3) The charge is reset to the fee we charge new Contract Owners for the same optional benefit at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


   Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


     The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets to the higher Account Balance;


   (2) The 10-year waiting period to annuitize the Contract is reset to 10 years from the date of the Optional Step-Up;


   (3) The charge is reset to the fee we charge new Contract Owners for the same optional benefit at the time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


   After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume You do not make a new election of the Optional Automatic Annual Step-Up. The Annual Increase Amount of the Income Base increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Balance is lower than your Annual Increase Amount of the Income Base. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount of the Income Base remains at $178,500 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:


   (1) The 10-year waiting period to annuitize the Contract remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);


   (2)   The charge remains at its current level; and

                                                    ---------------------------

   (3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

[GRAPHIC APPEARS HERE]




DESCRIPTION OF GMIB PLUS I



The GMIB Plus I is no longer available for purchase. The GMIB Plus I was available only for Contract Owners up through age 75, and You could only have elected GMIB Plus I at the time You purchased the Contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.



GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II is referred to as an "Optional Reset" under the GMIB Plus I. An Optional Reset is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your income base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.


(4) Termination provision (g) above does not apply and the following replaces termination provision (a), above:

     The 30th day following the Contract Anniversary on or following your 85th birthday.


     and the following replaces provision (d) above:


    Death of the Contract Owner or joint Contract Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the Contract), or the death of the Annuitant if a non-natural person owns the Contract.


     and the following replaces the paragraph immediately after provision (g) above:



If a Contract Owner or joint Contract Owner dies and:

---------------------------

  o the spouse elects to continue the Contract and the GMIB Plus I optional benefit under termination provision (d) above; and


  o before the 10-year waiting period to exercise the GMIB Plus I optional benefit has elapsed, the GMIB Plus I optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 85th birthday);



we will permit the spouse to exercise the GMIB Plus I optional benefit within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(5) If You elect the GMIB Plus I, You are limited to allocating your purchase payments and Account Balance among the following funding options:



     (a)        Brighthouse Asset Allocation 20 Investment Division,


     (b)        Brighthouse Asset Allocation 40 Investment Division,


     (c)        Brighthouse Asset Allocation 60 Investment Division,


     (d)        Brighthouse Asset Allocation 80 Investment Division,



     (e)        American Funds(R) Moderation Allocation Investment Division,


     (f)        American Funds(R) Balanced Allocation Investment Division,


     (g)        American Funds(R) Growth Allocation Investment Division,


     (h)        Fixed Account,


     (i)        SSGA Growth ETF Investment Division,


     (j)        SSGA Growth and Income ETF Investment Division,


     (k) BlackRock Ultra-Short Term Bond Investment Division (where available),



     (l)        AB Global Dynamic Allocation Investment Division,


     (m)        Allianz Global Investors Dynamic Multi-Asset Plus Investment
                Division,


     (n)        AQR Global Risk Balanced Investment Division,




     (o)        BlackRock Global Tactical Strategies Investment Division,




     (p)        Brighthouse Balanced Plus Investment Division,


     (q)        Invesco Balanced-Risk Allocation Investment Division,


     (r)        JPMorgan Global Active Allocation Investment Division,


     (s)        MetLife Aggregate Bond Index Investment Division,


     (t)        MetLife Multi-Index Targeted Risk Investment Division,




     (u)        PanAgora Global Diversified Risk Investment Division,


     (v)        Pyramis(R) Government Income Investment Division,


     (w)        Pyramis(R) Managed Risk Investment Division, and


     (x)        Schroders Global Multi-Asset Investment Division.



(6) The Guaranteed Principal Option may be exercised starting with the tenth Contract Anniversary prior to the Contract Owner's 86th birthday.



100

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                                                    ---------------------------

(7) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I benefit and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a class of the Contract.


(8) If You exercise the GMIB Plus I benefit under the life annuity with 10 years of annuity payments guaranteed option, the Guaranteed Period is 5 years for ages 84-85.


(9) If You exercise the GMIB Plus I benefit under the life annuity, 10 years of annuity payments are guaranteed.


(10) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event; (i) You take no withdrawals prior to age 60;
      (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is no income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period.


(11) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.



You may elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination Investment Divisions are one or more of the above-listed investment choices.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



For Contracts issued prior to July 16, 2007, the GMIB Plus II payout rates
--------------------------------------------
described in (10) above will not be applied.



For Contracts issued prior to February 26, 2007, we offered a version of the
------------------------------------------------
GMIB Plus I that is no longer available. This prior version of the GMIB Plus I differs from the current version with respect to the calculation of the Annual Increase Amount and the applicable benefit charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base" section above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; and (2) the additional charge for the GMIB Plus I is 0.75% of the Income Base (with a maximum Optional Reset charge of 1.50% of the Income Base applicable upon the exercise of the Optional Reset feature). If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.



EXAMPLE



THE OPTIONAL STEP-UP



Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount of the Income Base increases to $105,000 on the first Contract Anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.



The effect of the Optional Step-Up election is:


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(1)   The 5% Annual Increase Amount of the Income Base resets from $105,000 to
$110,000;


(2) The 10-year waiting period to annuitize the Contract under the GMIB Plus I is reset to 10 years from the first Contract Anniversary;


(3) The charge is reset to the fee we charge new Contract owners at that time; and


(4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



The 5% Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Balance is less than the 5% Annual Increase Amount of the Income Base.



For Contracts issued prior to February 27, 2006, You may elect an Optional
------------------------------------------------
Step-Up as described above, except that: 1) You may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and You may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) You are required to affirmatively elect an Optional Reset in accordance with the procedures described above, the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the resets from every third Contract Anniversary to each Contract Anniversary and You will also be able to elect Optional Automatic Resets under the Automatic Annual Step-Ups, following the same procedure, as described above. The optional benefit charge for this prior version of the GMIB Plus I is 0.75% of the guaranteed minimum Income Base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.00% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.



DESCRIPTION OF GMIB II



The GMIB II is no longer available for purchase. The GMIB II was available only for Contract Owners up through age 75, and You could have only elected the GMIB II at the time You purchased the Contract. The GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.



The GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1)   The additional charge for GMIB II is 0.50%


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


     a. the annual increase rate is 5% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter, and


     b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "(a)" of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.


(3)   There is no Guaranteed Principal Option.


(4)   There is no Optional Step-Up feature.


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(5)   There are no limitations to how You may allocate your purchase payments and Account  -Balance among the investment choices.


(6)   The following replaces termination provision (a) , above:


     The 30th day following the Contract Anniversary on or following your 85th birthday.


(7)   The following replaces termination provision (e) , above:


    A change for any reason of the owner or joint owner or the Annuitant if a non-natural person owns the Contract.


(8)   Termination provisions, (f) and (g) , above, do not apply.


(9) The fixed annuity options are the Lifetime Income Annuity with a 10-year Guarantee Period (if You choose to annuitize after age 79, the Guarantee Period is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at age 84 and 85) or the Lifetime Income Annuity for Two with a 10-year Guarantee Period (not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years).


(10)  The following replaces termination provision (d), above:


    Death of the owner or joint owner unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the Contract, or death of the Annuitant if a non-natural person owns the Contract.


(11)  If a Contract Owner or joint Contract Owner dies and:


     o the spouse elects to continue the Contract and the GMIB -II optional benefit under termination provision (d) above; and


     o before the 10-year waiting period to exercise the GMIB -II optional benefit has elapsed, the GMIB -II optional benefit will terminate under termination provision a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB -II optional benefit within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(12)  There are no enhanced payout rates.


(13) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.


(14)  Subsequent purchase payments are not currently restricted under the GMIB
II.



DESCRIPTION OF GMIB I



The GMIB I is no longer available for purchase. In states where GMIB I was approved and GMIB II had not been approved You could have only elected the GMIB I at the time You purchased the Contract and if You were age 75 or less.Once elected, this optional benefit cannot be terminated except as described below. The GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.



The GMIB I is identical to the GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II -- Income Base", except that:


     a) Withdrawals may be payable as You direct without affecting the withdrawal adjustments;


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     b)  The annual increase rate is 6% per year through the Contract
         Anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and


     (c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for the Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2)   The following replaces termination provision (d), above:


Death of the owner or death of the Annuitant if a non-natural person owns the Contract.


(3) If You take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity or your Contract lapses, the GMIB I terminates (even if there remains any income base) and no payments will be made under the benefit. For more information on when we may or may not terminate Your Deferred Annuity see "When We Can Cancel Your Deferred Annuity."


(4) Subsequent purchase payments under the GMIB I are currently restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



We currently waive the contractual requirement that terminates the GMIB I in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the Contract. See "Death Benefit -- Generally." In such event, the GMIB I will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this Prospectus who have elected GMIB I.



Guaranteed Withdrawal Benefits


We offer optional guaranteed withdrawal benefits for an additional charge. There are four Guaranteed Withdrawal Benefits, -two versions of the GWB and two versions of the LWG under this Contract:


     o  Lifetime Withdrawal Guarantee II ("LWG II")


     o  Lifetime Withdrawal Guarantee I ("LWG I")


     o  Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")


     o  Guaranteed Withdrawal Benefit I ("GWB I")



None of the LWGs or the GWBs are available for sale.



Each of the Guaranteed Withdrawal Benefits guarantees that the entire amount of purchase payments You make will be returned to You through a series of withdrawals that You may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, You can take specified annual withdrawals until the entire amount of the purchase payments You made during the time period specified in your benefit has been returned to You. Moreover, if You make your first withdrawal on or after the date You reach age 59 1/2, the LWGs riders guarantee income, without annuitizing the Contract, for your life (and, for Contracts not issued in New York State, the life of your spouse, if the Joint Life version -of this optional benefit was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the LWG II" below.)



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There may be versions of each optional Guaranteed Withdrawal Benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to You.



If You purchase a GWB, You must elect one version at the time You purchase the Contract, prior to age 86. -A maximum of two versions of the GWBs are offered in any particular state. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and another living benefit (GMIB or GMAB) or the EDB I in effect at the same time. Once elected, the optional benefit may not be terminated except as stated below.



FACTS ABOUT GUARANTEED WITHDRAWAL BENEFITS



MANAGING YOUR WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals or any amount applied to a pay-out option are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account -Balance or minimum return for any Investment Division. The Benefit Base (as described below) under the GWB I and Enhanced GWB and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantees cannot be taken as a lump sum. (However, if You cancel a Lifetime Withdrawal Guarantee benefit after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account -Balance to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of the LWG II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless You take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal Charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount.



If in any Contract Year You take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that You or your Beneficiary will receive from the Contract over time may be less than the initial Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantees). This reduction may be significant and means that return of your purchase payments may be lost. The GWB charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantees) until termination of the optional benefit.



For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantees), purchase payment credits (i.e., bonus payments) are not included. In any event, withdrawals under the GWB will reduce your Account -Balance and death benefits.



CHARGES. If the LWG is in effect, we will continue to assess the GWB benefit charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I or Enhanced GWB is in effect, we will not continue to assess the GWB charge if your Benefit Base, as described below, equals zero.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.



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TAX TREATMENT.  The tax treatment of withdrawals under the GWB and LWG is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantees) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the Account -Balance (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax adviser prior to purchase.



GWB, LWG AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may not purchase the LWG.



If You are purchasing this Contract with a nontaxable transfer of the death proceeds of any Non-Qualified annuity contract of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may not purchase the Enhanced GWB -or GWB.



DESCRIPTION OF THE LWG II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the LWG II is in effect, we guarantee that You will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If You take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, You take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account -Balance. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account -Balance is lower than the Total Guaranteed Withdrawal Amount (see "Managing Your Withdrawals" below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount You are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If You take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charge). If, however, You take an Excess Withdrawal, then we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account -Balance. This reduction may be significant, particularly when the Account -Balance is lower than the Remaining Guaranteed Withdrawal Amount (see "Managing Your Withdrawals" below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Contract Owner or oldest Joint Owner (or the Annuitant if the Contract Owner is non-natural person) is age
59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the LWG (see "Additional Information" below).



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7.25% COMPOUNDING INCOME AMOUNT. For all Contracts except Contracts issued in
New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


     6% Compounding Income Amount (New York State only). For Contracts issued in New York State, if You elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date You reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date You reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


     If You elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.



AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract Owner's 91st birthday (or in New York State, the youngest spouse's 91st birthday, if the Joint Life Version is elected), an Automatic Annual Step-Up will occur, provided that the Account -Balance exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that You have not chosen to decline the step-up as described below).



The Automatic Annual Step-Up:


  o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account -Balance on the date of the step-up, up to a maximum of $10,000,000 regardless of whether or not You have taken any withdrawals;


  o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if You make your first withdrawal on or after the date You reach age 76) or, for Contracts



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     issued in New York State, if the Joint Life version of LWG II was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if You make your first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63); and


  o  may reset the LWG II charge to a rate that does not exceed the lower of:
     (a) the maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) or (b) the current rate that we would charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.



For Contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).



In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current LWG II charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at our Administrative Office no less than seven calendar days prior to the Contract Anniversary.



Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at our Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if You intend to make purchase payments that would cause your Account -Balance to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.



For Contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and We will increase the optional benefit charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.



ANNUAL BENEFIT PAYMENT. For all Contracts except Contracts issued in New York, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make the first withdrawal on or after the date You reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make your first withdrawal on or after the date You reach age 76).



Annual Benefit Payment (New York State only). For Contracts issued in New York State, if You elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if You make the first withdrawal on or after the Contract Anniversary following the date You reach age 76). If You elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if You make the first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess



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Withdrawals), the Annual Benefit Payment is reset to equal the new Total
Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if You make your first withdrawal on or after the Contract Anniversary following the date You and your spouse reach age 63).



IT IS IMPORTANT TO NOTE:


  o If You take your first withdrawal before the date You reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life Version, if You take your first withdrawal before the date when both You and your spouse are at least 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero. This means if your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay You the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that You will receive your purchase payments even if your Account Balance declines to zero due to market performance so long as You do not take Excess Withdrawals, however, You will not be guaranteed income for the rest of your life.


  o  If You take your first withdrawal on or after the date You reach age
     59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life Version is elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuance, and, for Contracts issued in New York State, if You take your first withdrawal when both You and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount or your Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge we will pay to You the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year for the rest of your life (and your spouse's life, if applicable). Therefore, You will be guaranteed income for life.


  o If You take your first withdrawal on or after the date You reach age 76, your Annual Benefit Payment will be set equal to a 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if You elect the Joint Life Version, if You take your first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.


  o If You have elected the LWG II, You should carefully consider when to begin taking withdrawals. If You begin taking withdrawals too soon, You may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount (6% Compounding Income Amount for Contracts issued in New York State) once You make your second withdrawal (first withdrawal for Contracts issued in New York State). However, if You delay taking withdrawals for too long, You may limit the number of years available for You to take withdrawals in the future (due to life expectancy) and You may be paying for a benefit You are not using.


  o At any time during the pay-in phase, You can elect to annuitize under current annuity rates in lieu of continuing the LWG II.



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  o  Annuitization may provide higher income amounts if the current income payment type rates applied to the adjusted Account Balance exceed the payments under the LWG II optional benefit. Also, income payments provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II optional benefit.


  o You have the option of receiving withdrawals under the LWG II or receiving payments under a pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, You should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II, your potential need to make additional withdrawals in the future, and the relative values to You of the death benefits available prior to and after annuitization (See "Lifetime Withdrawal Guarantee and Annuitization" below).



MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have made an Excess Withdrawal. If You do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make your first withdrawal on or after the date You reach age 76).



In addition, as noted above, if You take an Excess Withdrawal, we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero. An Excess Withdrawal that reduces the Account Balance Value to zero will terminate the Contract.



If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see "A. Lifetime Withdrawal Guarantee -- 2. When Withdrawals Do Exceed the Annual Benefit Payment -- a. LWG II -- Proportionate Reduction" under the heading "Examples of LWG I and II."



You can always take Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, You cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.



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REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to Section

401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, after the first

Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled only in the
                                                               ----
automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other Systematic Withdrawal Program. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.



INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG II, there are certain investment allocation restrictions. Please see "Your Investment
Choices -- Investment Allocation Restrictions For Certain Optional Benefits" above.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the LWG II are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



JOINT LIFE VERSION. Like the Single Life version of the LWG II, the Joint Life version must be elected at the time You purchase the Contract, and the Contract Owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the Contract dies (or when the first joint owner dies), the LWG II will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the Contract under the spousal continuation provisions. This means that if You purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first joint owner died), the withdrawal rate upon continuation of the Contract and the LWG II rider by the spouse will be based on the age of the Contract Owner, oldest joint owner or youngest spouse (if the Joint Life version is elected in New York) at the time the first withdrawal was taken. In situations in which a trust is both the owner and Beneficiary of the Contract, the Joint Life version of the benefit would not apply.



For Contracts issued in New York State, in order for You and your spouse to receive lifetime income, both You and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II rider in New York State. -The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version of LWG II may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State -- (see "Annual Benefit Payment" above).



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG -Benefit II on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our



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Administrative Office. The cancellation will take effect on receipt of your request. If cancelled, the LWG II will terminate, we will no longer deduct the LWG II charge and, the investment allocation restrictions described in "Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits" will no longer apply. The Contract, however, will continue.



If You cancel the LWG II on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account -Balance (does not apply to Contracts issued in Washington State). The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account -Balance attributable to any partial withdrawals taken (including any applicable Withdrawal Charges), and


(b)        is the Account  -Balance on the date of cancellation.



The Guaranteed Principal Adjustment will be added to each applicable Investment Division in the ratio the portion of the Account -Balance in such Investment Division bears to the total Account -Balance in all Investment Divisions. The Guaranteed Principal Adjustment will never be less than zero.



Only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account -Balance and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for You if You intend to make additional purchase payments after the 120 day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.



TERMINATION OF THE LWG II. The LWG II will terminate upon the earliest of:


(1) The date of a full withdrawal of the Account -Balance (a pro rata portion of the charge will be assessed; You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);


(2) The date the Account -Balance is applied to a pay-out option (a pro rata portion of the charge for this benefit will be assessed);


(3) The date there are insufficient amounts to deduct the LWG -charge and your Contract is thereby terminated (whatever Account -Balance is available will be applied to pay the charge and You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met, however You will have no other benefits under the Contract);


(4) Death of the Contract Owner or joint Contract Owner (or the Annuitant if the owner is a non-natural person), except where the Contract is issued under the Joint Life version of the LWG II, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;


(5) Change in Contract Owners or joint Contract Owners or Annuitants (if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the charge for this benefit will be assessed, except for termination due to death);



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(6)   The Deferred Annuity is terminated (a pro-rata portion of the charge will be assessed, except for termination due to death.)


(7)   Effective date of the cancellation of this benefit by the Contract Owner;


(8) The date You assign your Contract (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures; or


(9) For Contracts issued in New York State with the Joint Life Version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.



Under our current administrative procedures, we will waive the termination of the LWG II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account -Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



Once the optional benefit is terminated, the LWG II charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.



ADDITIONAL INFORMATION. The LWG II may affect the death benefit available under your Contract. If the owner or joint owner should die while the LWG II is in effect, an alternative death benefit amount will be calculated under the LWG II that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if You made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.



Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the alternative death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing.



If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Code. If the Contract Owner (or the Annuitant, if the Contract Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



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We reserve the right to accelerate any payment in a lump sum that is less than
$500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Code and Non-Qualified Contracts subject to Section 72(s) of the Code). If You terminate the LWG II because (1) You make a total withdrawal of your Account -Balance; (2) your Account -Balance is insufficient to pay the LWG II charge; or (3) the Contract Owner dies, except where the Beneficiary or joint owner is the spouse of the Contract Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.



CHARGES. For the LWG II the current charges are 1.25% of the Total Guaranteed Withdrawal Amount for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs we may increase the LWG II charge to the then current charge for the same optional benefit, but no more than a maximum of 1.60% for the Single Life version or 1.80% for the Joint Life version.



The charge is deducted for the prior Contract Year on the Contract Anniversary after applying any 7.25% Compounding Income Amount (6% Compounding Income Amount for Contracts issued in New York State) and prior to taking into account any Automatic Annual Step-Up occurring by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. The Fixed Account is not available with the C Class Deferred Annuity or in the State of New York if this optional benefit is selected.



LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account -Balance. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Account -Balance on the annuity date.



If You annuitize at the latest date permitted, You must elect one of the following options:


(1) Annuitize the Account -Balance under the Deferred Annuity's pay-out option provisions;


(2) If You took withdrawals before age 59 1/2, and therefore You are not eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero; or


(3) If you are eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until your death (or the later of You and your spousal Beneficiary's death for the Joint Life version). If You (or You and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.



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If You do not select a pay-out option or elect to receive payments under the
LWG II, we will annuitize your Deferred Annuity under the Lifetime Annuity with a 10-Year Guarantee Period income payment type. However, if we do, we will adjust your income payment or the pay-out option, if necessary, so your aggregate income payments will not be less than what You would have received under the LWG II.



DESCRIPTION OF LWG I



In states where the LWG II is not yet approved, we offer (in states where approved) the LWG I. The LWG I is identical to LWG II, with except as described below.



TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the LWG I is $5,000,000. If You elect the LWG I and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if You elect the LWG II and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Total Guaranteed Withdrawal Amount under the LWG I is $5,000,000. If You elect the LWG I and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if You elect the LWG II and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.



COMPOUNDING INCOME AMOUNT. If You elect the LWG I on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or
(b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if You elect the LWG II, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the LWG I, we may increase the LWG I charge to the charge applicable to current Contract purchases of the same optional benefit at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and We will



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increase the optional benefit charge for the Joint Life version to 1.05% of the
Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the owner's 86th birthday.



ANNUAL BENEFIT PAYMENT. Under the LWG I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (there is no 6% withdrawal rate for taking later withdrawals).



ISSUE AGES. For Contracts issued in New York State, the following issue age requirements apply: (1) the Contract Owner or oldest joint Contract Owner (or Annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint Contract Owners who are spouses and both joint Contract Owners must be at least 63 years old. (Because of the requirement that the Contract be owned by joint Contract Owners, the Joint Life Version is only available for Non-Qualified Contracts).



TERMINATION. Termination provision (8) under "Termination of the LWG II" does not apply to the LWG I optional benefit.



INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG I, You are limited to allocating your purchase payments and Account Balance among the Fixed Account and the following Investment Divisions:



  (a)        Brighthouse Asset Allocation 20 Investment Division,


  (b)        Brighthouse Asset Allocation 40 Investment Division,


  (c)        Brighthouse Asset Allocation 60 Investment Division,


  (d)        Brighthouse Asset Allocation 80 Investment Division,




  (e) BlackRock Ultra-Short Term Bond Investment Division (available with C Class Deferred Annuities issued after April 30, 2003, and in New York State and Washington State only),


  (f)        American Funds(R) Moderate Allocation Investment Division,


  (g)        American Funds(R) Balanced Allocation Investment Division,


  (h)        American Funds(R) Growth Allocation Investment Division,


  (i)        SSGA Growth ETF Investment Division,


  (j)        SSGA Growth and Income ETF Investment Division,


  (k)        AB Global Dynamic Allocation Investment Division,


  (l)        Allianz Global Investors Dynamic Multi-Asset Plus Investment
             Division,


  (m)        AQR Global Risk Balanced Investment Division,




  (n)        BlackRock Global Tactical Strategies Investment Division,




  (o)        Brighthouse Balanced Plus Investment Division,


  (p)        Invesco Balanced-Risk Allocation Investment Division,


  (q)        JPMorgan Global Active Allocation Investment Division,


  (r)        MetLife Aggregate Bond Index Investment Division,


  (s)        MetLife Multi-Index Targeted Risk Investment Division,


  (t)        PanAgora Global Diversified Risk Investment Division,



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  (u)        Pyramis(R) Government Income Investment Division,


  (v)        Pyramis(R) Managed Risk Investment Division, and


  (w)        Schroders Global Multi-Asset Investment Division.




The Fixed Account is not available in New York State and Washington State with this optional benefit. You may elect to participate in the Enhanced Dollar Cost Averaging Program provided that your destination Investment Divisions are one or more of the above listed investment choices.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the LWG I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



CHARGES. The LWG I is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. As described above, this charge may change as a result of an Automatic Annual Step-Up. This charge is made by withdrawing amounts on a pro-rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or when available, a Deferred Annuity issued in New York State and Washington State with this optional benefit.)



EXAMPLES OF LWG -I AND II



The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties. The Lifetime Withdrawal Guarantees do not guarantee an Account -Balance or minimum investment return for any Investment Division. The Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.


A. LWG


1. When Withdrawals Do Not Exceed the Annual Benefit Payment
   ---------------------------------------------------------



Assume that a Contract had an initial purchase payment of $100,000. The initial Account -Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 - 5%).



Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account -Balance is reduced to zero.



                                                                             117

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If the first withdrawal is taken after age 59 1/2, then the Annual Benefit
Payment of $5,000 is guaranteed to be received for the Contract Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account -Balance are reduced to zero. (Under the LWG II, if the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

[GRAPHIC APPEARS HERE]




2. When Withdrawals Do Exceed the Annual Benefit Payment
   -----------------------------------------------------



a.LWG II -- Proportionate Reduction



Assume that a Contract had an initial purchase payment of $100,000. The initial Account -Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account -Balance was further reduced to $80,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account -Balance would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account -Balance before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% - $87,500 = $4,375.



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(Assume instead that You withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account -Balance before that withdrawal.)


b. LWG I -- Reduction to Account Balance



Assume that a Contract with the LWG I had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 - 5%).



Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $ 10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% - $65,000 = $3,250.


B. LWG -- Compounding Income Amount (for all states except New York)
   -----------------------------------------------------------------



Assume that a Contract with LWG II had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each Contract Anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.



If the second withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 - 5%).



If the second withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 - 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 - 5%).



If the second withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($105,000 - 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 - 5%).



                                                                             119

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---------------------------

If the second withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 - 5%).



(In contrast to the LWG II, the LWG I has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

[GRAPHIC APPEARS HERE]




C. LWG -- Automatic Annual Step-Ups and 7.25% Compounding Amount (No
   -----------------------------------------------------------------
Withdrawals)
------------



Assume that a Contract with LWG II had an initial purchase payment of $100,000. Assume that no withdrawals are taken.



At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account -Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 - 5%).



At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account -Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 - 5%).



Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract years the Account -Balance does not

                                                    ---------------------------

exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account -Balance at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 - 5%).



At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account -Balance is less than $214,500. There is no Automatic Annual Step-Up since the Account -Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 - 5%).

[GRAPHIC APPEARS HERE]




D.  - - - -For Contracts Issued in New York State: LWG -- Compounding Income
           -----------------------------------------------------------------
Amount
------



Assume that a Contract Owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 6% of the -previous year's Total Guaranteed Withdrawal Amount on each Contract Anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.



If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 - 5%).



If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 - 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 - 5%).



If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 - 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 - 5%).



                                                                             121

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---------------------------

If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 - 5%).

[GRAPHIC APPEARS HERE]




E. For Contracts Issued in New York State: LWG -- Automatic Annual Step-Ups and
   ----------------------------------------------------------------------------
   6% Compounding Income Amount (No Withdrawals)
   ---------------------------------------------



Assume that a Contract Owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.



At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 - 5%).



At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 - 5%).



Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 - 5%).



122

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                                                    ---------------------------

At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 - 5%).



DESCRIPTION OF ENHANCED GWB



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that You are guaranteed to receive over time under the Enhanced GWB. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus. At any subsequent point in time, the Benefit Base is the remaining amount of money that You are guaranteed to receive through withdrawals under the Enhanced GWB. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account -Balance below the Benefit Base, You are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:


     o  Your initial purchase payment, increased by the 5% GWB Bonus;


     o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus;


  o Reduced dollar for dollar by withdrawals, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an income option (currently, You may not apply amounts less than your entire Account -Balance to an annuity option); and


  o If any withdrawal from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account -Balance, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account -Balance, after the decrease for withdrawals. The Benefit Base will also be reset as a result of an Optional Reset as described below.



ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base You may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to You through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB withdrawal rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have taken an Excess Withdrawal. You should not take Excess Withdrawals. If You do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This

---------------------------

reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account -Balance after the reduction for the withdrawal (including any applicable Withdrawal Charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits You will receive.



You can always take annual withdrawals less than the Annual Benefit Payment. However, if You choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and You withdraw only 4% one year, You cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



All withdrawals are subject to applicable early Withdrawal Charges and taxes.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB charge we deduct will increase because the charge is a percentage of your Guaranteed Withdrawal Amount.



OPTIONAL RESET. At any Contract Anniversary prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person) You may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.



An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account -Balance on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account -Balance on the date of the reset multiplied by the GWB withdrawal rate (7%); and


o Reset the Enhanced GWB charge equal to the then current level we charge for the same benefit at the time of the reset, up to the maximum charge of 1.00%.

                                                    ---------------------------

You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account -Balance is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person).



We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require You to submit your request in writing) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.



If You elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Account -Balance is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.



In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If You discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and You may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)



It is possible to elect a one-time Optional Reset when the Account -Balance is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Account -Balance is smaller than the Guaranteed Withdrawal Amount.) If You elect a one-time Optional Reset when the Account -Balance before the reset was less than the Guaranteed Withdrawal Amount, You would lock in a higher Benefit Base which would increase the total amount You are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which You could make those withdrawals. However, You would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account -Balance is smaller than the Guaranteed Withdrawal Amount only if You are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, You should only elect a one-time Optional Reset when your Account -Balance is larger than the Guaranteed Withdrawal Amount.



Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge You are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal tax penalty may apply.

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---------------------------

CANCELLATION OF THE ENHANCED GWB. You may elect to cancel the Enhanced GWB in accordance with our administrative procedures (currently we require You to submit your cancellation request in writing to our Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If You cancel the Enhanced GWB, You may not re-elect it. Upon cancellation, the Enhanced GWB charge will no longer apply. The Contract, however, will continue.



TERMINATION OF THE ENHANCED GWB. The Enhanced GWB will terminate upon the earliest of:


(1) the date You make a full withdrawal of your Account -Balance (a pro rata portion of the charge will apply) (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the optional benefit have been met.);


(2) the date You apply all of your Account -Balance to a pay-out option (a pro rata portion of the charge will apply);


(3) the date there are insufficient amounts to deduct the Enhanced GWB charge from your Account -Balance (whatever Account -Balance is available will be applied to pay the annual Enhanced GWB benefit charge) (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided your withdrawals did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.);


(4) the date we receive due proof of the owner's death and a Beneficiary claim form, except where the Beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB is in effect at the time of continuation), all terms and conditions of the Enhanced GWB will apply to the surviving spouse; and
      (b) we will not terminate the benefit until we receive both due proof of the owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB charge until we receive this information;


(5)   the effective date of cancellation of the rider;


(6) a change of the Contract Owner or joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Contract Owner or Joint Contract Owner or Annuitant, if a non-natural person owns the Contract) (a pro rata portion of the charge will apply); or


(7) the termination of the Deferred Annuity (a pro rata portion of the charge will apply).



ADDITIONAL INFORMATION. If You take a full withdrawal of your Account -Balance and the withdrawal does not exceed the Annual Benefit Payment, or your Account -Balance is reduced to zero because You do not have a sufficient Account -Balance to pay the Enhanced GWB charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the Annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Code. If You or the joint owner (or the Annuitant if the owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.

                                                    ---------------------------

If the owner or joint owner (or the Annuitant if the owner is a non-natural person) should die while the Enhanced GWB is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB.



If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed-upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Code. If the owner (or the Annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Code and Non-Qualified Contracts subject to Section 72(s) of the Code). If You terminate the Enhanced GWB because (1) You make a total withdrawal of your Account -Balance; (2) your Account -Balance is insufficient to pay the Enhanced GWB charge; or (3) the Contract Owner or joint owner (or the Annuitant, if the owner is a non-natural person) dies, except where the Beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Enhanced GWB are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



THE ENHANCED GWB AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account -Balance. If You annuitize at the latest date permitted, You must elect one of the following options:


(1) Annuitize the Account -Balance under the Deferred Annuity's pay-out option provisions; or


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.



If You do not select a pay-out option or elect to receive payments under the Enhanced GWB, we will annuitize your Deferred Annuity under the Lifetime Annuity with a 10-Year Guarantee Period income payment type. However, if we do, we will adjust your income payment or the pay-out option, if necessary, so your aggregate income payments will not be less than what You would have received under the Enhanced GWB.

---------------------------

CHARGES. The Enhanced GWB is available for an additional charge of 0.55% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. We will not continue to assess the charge if your Benefit Base equals zero. The charge is made by withdrawing amounts on a pro-rata basis from your Account -Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account -Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account -Balance in the Separate Account. (The Fixed Account is not available in the C Class -Deferred Annuity purchased after April 30, 2003 or a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)



EXAMPLES



The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties.


A. How Withdrawals Affect the Benefit Base
   ---------------------------------------


1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 - 5%). Assume that the Account -Balance grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account -Balance of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account -Balance shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account
   -Balance would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account -Balance of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit
   --------------------------------------------------------------------------
Payment
-------



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% - $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


C. How Withdrawals Affect the Annual Benefit Payment
   -------------------------------------------------


1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account -Balance by an additional $1,000, the Account -Balance would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual

                                                    ---------------------------

   Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and
   b) $6,300 (7% multiplied by the Account -Balance after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account -Balance had increased to $150,000, the Account -Balance would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account -Balance after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed
   ----------------------------------------------------------------------
Withdrawal Amount
-----------------



An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% - $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


E. Putting It All Together
   -----------------------


1. When Withdrawals Do Not Exceed the Annual Benefit Payment



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account -Balance was further reduced to $50,000 at year four due to poor market performance. If You withdrew $7,350 at this time, your Account -Balance would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to

---------------------------

$82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]




2. When Withdrawals Do Exceed the Annual Benefit Payment
   -----------------------------------------------------



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account -Balance was further reduced to $50,000 at year four due to poor market performance. If You withdrew $10,000 at this time, your Account -Balance would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account -Balance, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account -Balance

                                                    ---------------------------

after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% - $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]




F. Annual Benefit Payment Continuing When Account  -Balance Reaches Zero
   ----------------------------------------------- ---------------------



An initial purchase payment is made of $100,000. The initial Account -Balance would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 - 7%).



Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account -Balance was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to You (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

---------------------------

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

[GRAPHIC APPEARS HERE]




G. How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may
   ----------------------------------------------------------------------------
be elected prior to age 86)
---------------------------



Assume that a Contract had an initial purchase payment of $100,000 and the fee is .55%. The initial Account -Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



The Account -Balance on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..55%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% - $148,350 = $10,385.



The Account -Balance on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7%
- $179,859 = $12,590.



The Account -Balance on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% - $282,582=
$19,781.

                                                    ---------------------------

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]




H. How an Optional Reset May Increase the Benefit Base While Decreasing the
   ------------------------------------------------------------------------
   Guaranteed Withdrawal Amount and Annual Benefit Payment
   -------------------------------------------------------



Assume that a Contract had an initial purchase payment of $100,000. The initial Account -Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account -Balance at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 - 7%). (If You elect Automatic Annual Resets, a reset will not occur if the Account -Balance is lower than the Guaranteed Withdrawal Amount.)



Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money You are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which You will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the benefit charge is calculated. If the benefit charge rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual benefit charge.

---------------------------

DESCRIPTION OF THE GWB I



The GWB I is no longer available for sale. The GWB I is the same as the Enhanced GWB described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB charge continues even if your Benefit Base equals zero; (3) You may only elect the Optional Reset once every five Contract years instead of every Contract Year;
(4) the GWB I charge is 0.50% and the maximum GWB I charge upon an Optional Reset is 0.95%; (5) You do not have the ability to cancel the benefit following your fifth Contract Anniversary; and (6) we include Withdrawal Charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.



By endorsement, the GWB I has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday), and You may elect an Optional Reset at any subsequent Contract Anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic annual resets are not available.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GWB I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



GMAB


The GMAB guarantees that your Account Balance will not be less than a minimum amount at the end of a specified number of years (the "Maturity Date"). If your Account Balance is less than the minimum guaranteed amount at the Maturity Date, we will apply an additional amount to increase your Account Balance so that it is equal to the guaranteed amount. This benefit is intended to protect You against poor investment performance during the accumulation or "pay-in" phase of your Deferred Annuity.



The GMAB is no longer available for sale.




If You have elected the GMAB, we require You to allocate your purchase payments and all of your Account Balance to one of the asset allocation Investment Divisions listed in the table below. You may also allocate purchase payments to the Enhanced Dollar Cost Averaging Program, if available, provided that any amounts transferred from the program to an Investment Division must be transferred to the one Investment Division You have chosen. The Fixed Account is not available. No transfers are permitted while this optional benefit is in effect. The asset allocation Investment Division You choose will determine the percentage of purchase payments that equal the guaranteed amount. The asset allocation Investment Divisions available, if You choose the GMAB, and the percentage of purchase payments that determine the guaranteed amount and the number of years to the Maturity Date for each, are:





                                                   GUARANTEED AMOUNT
             INVESTMENT DIVISION*              (% OF PURCHASE PAYMENTS)   YEARS TO MATURITY DATE
--------------------------------------------- -------------------------- -----------------------
Brighthouse Asset Allocation 20 Investment    130%                              10 years
  Division........................................
Brighthouse Asset Allocation 40 Investment    120%                              10 years
  Division........................................
Brighthouse Asset Allocation 60 Investment    110%                              10 years
  Division........................................



* You can learn more about these Investment Divisions in the Prospectus under the section "Your Investment Choices" and the attached prospectus for these portfolios.

                                                    ---------------------------

You may elect the GMAB when You purchase the Deferred Annuity through age 80. You may not have this benefit and another living benefit or the EDB I in effect at the same time.



BENEFIT DESCRIPTION. The GMAB guarantees that at the Maturity Date, your Account Balance will at least be equal to a percentage of the purchase payments You made during the first 120 days that You held the Deferred Annuity (the "Eligibility Period"), less reductions for any withdrawals (and related Withdrawal Charges) that You made at any time before the Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the asset allocation Investment Division You selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if You make a withdrawal during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments made after the withdrawal and during the Eligibility Period will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that You hold the Deferred Annuity are taken into consideration in determining the Guaranteed Accumulation Amount. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due under the GMAB at the Maturity Date.



At issue, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the Eligibility Period increase the Guaranteed Accumulation Amount by the target percentage of the asset allocation Investment Division You have selected. When You make a withdrawal, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the Account Balance. Purchase payment credits (i.e., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Accumulation Amount.



The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is used to calculate any benefits under the Contract prior to the Maturity Date.



EXAMPLE:



Assume your Account Balance is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Deferred Annuity. The withdrawal amount is 10% of the Account Balance. Therefore, after the withdrawal, your Account Balance would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).



At the Maturity Date, after deduction of the annual charge for the GMAB, we will compare your Account Balance to the Guaranteed Accumulation Amount. If the Account Balance is less than the Guaranteed Accumulation Amount, we will contribute to your Account Balance the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Division You have selected. (No portion of the Guaranteed Accumulation Payment is allocated to the Enhanced Dollar Cost Averaging Program.)

---------------------------

If your Account Balance is greater than or equal to the Guaranteed Accumulation Amount at the Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Balance. The GMAB terminates at the Maturity Date. We no longer assess the charge after that date, and the related investment requirements and restrictions will no longer apply.



If your Account Balance is reduced to zero for any reason other than a full withdrawal of the Account Balance or application of your Account Balance to a pay-out option prior to the Maturity Date, but your Deferred Annuity has a positive Guaranteed Accumulation Amount remaining, the Deferred Annuity and the GMAB will remain in force. No charge for the GMAB will be deducted or accrue while there is an insufficient Account Balance to cover the deductions for the charge. At the Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Balance.



Purchase payments made after the 120 day Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Maturity Date. Even if the purchase payments You made during the 120 day Eligibility Period lose significant value, if the Account Balance, which includes all purchase payments, is equal to or greater than the target percentage amount of your purchase payments made during the first 120 day period (depending on which asset allocation investment You have selected), then no Guaranteed Accumulation Payment is made. Therefore, the GMAB may not be appropriate for You, if You intend to make additional purchase payments after the end of the Eligibility Period.



EXAMPLE




Assume that You make one $10,000 purchase payment during the 120 day Eligibility Period and You select the Brighthouse Asset Allocation 60 Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your purchase payment). At the Maturity Date, your Account Balance is $0. The Guaranteed Accumulation Amount payable is $11,000 ($11,000 - $0 = $11,000).



In contrast, assume that You make one $10,000 purchase payment during the 120 day Eligibility Period and You select the Brighthouse Asset Allocation 60 Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Maturity Date your Account Balance is $0. Assume that You decide to make one purchase payment on the day before the Maturity Date of $11,000. At the Maturity Date, assume that there has not been any positive or negative investment experience for the one day between your purchase payment and the Maturity Date. Consequently, your Account Balance is $11,000. We would not pay a Guaranteed Accumulation Payment, because the Account Balance of $11,000 would equal the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0.)




CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMAB are restricted as described in "Your Investment
Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



TERMINATION. The GMAB will terminate at the earliest of: (1) the Maturity Date;
(2) the date You take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied); (3) the date You cancel this benefit, as described below; (4) the date You apply all of your Account Balance to a pay-out option (A pro-rata portion of the charge will be applied); and (5) the date of death of the owner or joint owner (or Annuitant if the owner is a non-natural person) unless the Beneficiary is the spouse of the owner and elects to continue the Deferred Annuity under the spousal continuation provisions of the Deferred Annuity.

                                                    ---------------------------

Once the GMAB is terminated, the GMAB charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the GMAB is terminated before the Maturity Date, the Guaranteed Accumulation Payment will not be paid.



CANCELLATION. You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require You to submit your request to cancel in writing at our Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once You have cancelled the benefit, You will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions and we will no longer deduct the charge for this benefit.



CHARGE. The GMAB is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount determined at the end the prior Contract Year and deducted each Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Account Balance in the Separate Account. (We take the amount from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account.)



GMAB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You are the Beneficiary and You are "stretching" the distribution under IRS required distribution rules, You may not purchase the GMAB.



Summary of Living Benefits


The chart below highlights certain differences among the living benefits. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*

---------------------------


                                          Income Guarantees                        Withdrawal Guarantees
                                          GMIB Plus II                       LWG II                    Enhanced GWB
                                                                              Yes
                                               Yes                 (if first withdrawal on or
Lifetime Income                      (after waiting period)            after age 59 1/2)                    No
Benefit Involves Annuitization                 Yes                             No                           No
Withdrawals Permitted (1)            Prior to annuitization                   Yes                           Yes
                                      Must wait 10 years to
                                     annuitize under rider:
                                      Optional Step-Up (2)
                                    restarts waiting period;                  None
                                      withdrawals available         (age 59 1/2 for lifetime
Waiting Period                             immediately                    withdrawals)                     None
Reset/Step-Up                                  Yes                            Yes                           Yes
May Invest in Investment Choices     Prior to annuitization                   Yes                           Yes
Investment Allocation Requirements             Yes                            Yes                           No
                                                                    Yes, at 5th, 10th & 15th
                                                                     Contract Anniversary,
                                                                    annually thereafter; or,
                                    Yes, after 10 years, can         lump-sum option under
                                      take lump-sum option          the GPA provisions after     Yes, within 90 days after
Ability to Cancel Rider             under the GPO provisions                15 years             5th Contract Anniversary
                                                                   Contract death benefit or
                                                                     alternate rider death
                                                                 benefit available; ability to
                                                                       receive Remaining
                                                                     Guaranteed Withdrawal      Ability to receive Benefit
                                     Prior to annuitization,          Amount in series of            Base in series of
                                     Contract death benefit           payments instead of           payments instead of
Death Benefit                             available (3)              Contract death benefit       Contract death benefit
                                                                     LWG II: 1.25% (Single
                                          GMIB Plus II               Life version) or 1.50%
Current Charges (4)                 1.00%                             (Joint Life version)          Enhanced GWB: 0.55%


* For a description of the following riders (GMIB Plus I, GMIB II, GMIB I, LWG I, GWB, GMAB) that are not longer available, please see "Living Benefits" above.

1    Withdrawals will reduce the living and death benefits and Account Balance.

2    For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."

3    If the Contract is annuitized, income payments may be guaranteed for a certain period of time (depending on the income payment type selected) and therefore payable upon death of the Annuitant. See "Pay-Out Options (or Income Options)" and the rider descriptions for more information.

4    Certain charges may increase upon a Reset or Step-Up. Generally, charges are assessed as a percentage of the guaranteed benefit rather than Account Balance. For example, the charge for GMIB II is 0.50% of the Income Base. See the "Charges" section and the individual rider descriptions for more information.

5    For Contracts issued in New York State, the charge for GMIB Plus II is
  0.95% of the Income Base.


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Pay-Out Options (or Income Options)



Y ou may convert your Deferred Annuity into a regular stream of income after
your "pay-in" or "accumulation"    phase. The pay-out phase is often referred
to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account -Balance (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. See "Federal Tax Considerations" for a discussion of partial annuitization. You are required to hold your Deferred Annuity for at least 30 days from the date we issue the Contract before You annuitize. When You purchase the Deferred Annuity, the annuity date will be the later of the first day of the calendar month after the Annuitant's 95th birthday -(90th birthday in New York State) or 10 years from the date your Deferred Annuity was issued. You can change or extend the annuity date at any time before the annuity date with 30 days prior notice to us (subject to restrictions that may apply in your state and our current established administrative procedures). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account -Balance to receive income payments. Please be aware that once your Contract is annuitized, You are ineligible to receive the Death Benefit You have selected. Additionally, if You have selected a living benefit, such as a GMIB, a GWB , or the GMAB, annuitizing your Contract terminates the optional benefit, including any death benefit provided by the rider and any Guaranteed Principal Option or Guaranteed Principal Adjustment (for GMIB Plus I and GMIB Plus II or LWGs, respectively)or Guaranteed Accumulation Payment (for the GMAB) that may also be provided by the optional benefit.



When considering a pay-out option, You should think about whether You want:


- Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and


- A fixed dollar payment or a variable payment.



Your income option provides You with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.



You may choose the frequency of your income payments (choosing less frequent payments will result in each income payment being larger). For example, You may receive your payments on a monthly, quarterly, semiannual or annual basis.



Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted), of the measuring lives (Annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.



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If You do not tell us otherwise, your Account Balance in the Fixed Account and
Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Account Balance in the Separate Account will be used to provide a variable pay-out option.



We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.



Income Payment Types



C urrently, we provide You with a wide variety of income payment types to suit
a range of personal preferences.    You decide the income pay-out type when You
decide to take a pay-out option. Your decision is irrevocable.



There are three people who are involved in payments under your pay-out option:


- Contract Owner: the person or entity which has all rights including the right to direct who receives payment.


- Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.


- Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the Contract Owner dies.



Many times, the Contract Owner and the Annuitant are the same person.



When deciding how to receive income, consider:


- The amount of income You need;


- The amount You expect to receive from other sources;


- The growth potential of other investments; and


- How long You would like your income to be guaranteed.



The following income payment types are currently available. We may make available other income payment types if You so request and we agree. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income Annuity for Two income types and/or may also prohibit payments for as long as the owner's life in certain circumstances.



LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.



LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.



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LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both Annuitants are no longer living.



LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both Annuitants are no longer living.



Allocation



You decide how your money is allocated among the Fixed Income Option and the Investment Divisions.


Minimum Size of Your Income Payment



Y our initial income payment must be at least $100. This means that the amount
used from a Deferred Annuity    to provide a pay-out option must be large
enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.



The Value of Your Income Payments


Amount of Income Payments


Variable Income Payments from an Investment Division will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.



The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains the same for duration of the Contract if no reallocations are made.



The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.



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Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.



Annuity Units


Annuity units are credited to You when You first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an Investment Division during the pay-out phase. Before we determine the number of annuity units to credit to You, we reduce your Account -Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an Investment Division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that Investment Division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date You convert your Deferred Annuity into an income stream. When You reallocate an income payment from an Investment Division, annuity units supporting that portion of your income payment in that Investment Division are liquidated.



AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the Investment Divisions You select. We currently offer an AIR of 3% and 4%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Investment Divisions.



The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after You convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date You convert your Deferred Annuity to a pay-out option.



Valuation


This is how we calculate the Annuity Unit Value for each Investment Division:


- First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;



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- Next, we subtract the daily equivalent of the Basic Death Benefit Separate
  Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.


- Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and


- Finally, we multiply the previous Annuity Unit Value by this result.



Reallocation Privilege



D uring the pay-out phase of the Deferred Annuity, You may make reallocations
among Investment Divisions or    from the Investment Divisions to the Fixed
Income Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the Investment Division. Once You reallocate your income payment into the Fixed Income Option, You may not later reallocate it into an Investment Division. There is no Withdrawal Charge to make a reallocation.



For us to process a reallocation, You must tell us:


- The percentage of the income payment to be reallocated;


- The Investment Divisions (or Fixed Income Option) to which You want to reallocate your income payment; and


- The Investment Divisions from which You want to reallocate your income payment.



We may require that You use our original forms to make reallocations.



Reallocations will be made at the end of the business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.



When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.


o First, we update the income payment amount to be reallocated from the Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;


o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;


o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;


o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.



When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.



You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.



                                                                             143

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Here are examples of the effect of a reallocation on the income payment:


o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)


o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)



Please see the "Transfer Privilege" section regarding our transfer restriction policies and procedures.



Charges



Y ou pay the Basic Death Benefit Separate Account charge for your Contract
class during the pay-out phase of    the Deferred Annuity. In addition, You pay
the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge You pay will not reduce the number of annuity units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.


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GENERAL INFORMATION


Administration

All transactions will be processed in the manner described below.



Purchase Payments


Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to MetLife Preference Plus Select, P.O. Box 371537, Pittsburgh, PA 15250-7537. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments. If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.



We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.



Purchase payments (including any portion of your Account -Balance under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at your Administrative Office, except when they are received:


- On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or


- After the close of the Exchange.



In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.



We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five



                                                                             145

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---------------------------

business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.



Confirming Transactions


You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.



Processing Transactions


We permit You to request transactions by mail -and telephone. We make Internet access available to You. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.



If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a Contract Owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



By Telephone or Internet


You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


- Account  -Balance


- Unit Values


- Current rates for the Fixed Account


- Transfers


- Changes to investment strategies


- Changes in the allocation of future purchase payments.



Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must



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be received at our Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:


- any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or


- any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.



Telephone and Computer Systems


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Administrative Office.



After Your Death


If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the Beneficiary is your spouse, the spouse may be substituted as the Contract Owner of the Deferred Annuity and continue the Contract. We permit the Beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If You are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint Annuitant.



Abandoned Property Requirements


Every state has unclaimed property laws that generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.



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Misstatement


We may require proof of age or sex (where permitted) of the owner, Annuitant or Beneficiary before making any payments under this Contract that are measured by the owner's, Annuitant's or Beneficiary's life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).



Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayment.



Third Party Requests


Generally, we only accept requests for transactions or information from You. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



Valuation -- Suspension of Payments


We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Investment Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.



When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/ reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units You receive on the next available Annuity Unit Value.



We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:


- rules of the SEC so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or


- during any other period when the SEC by order so permits.



Cybersecurity Risks



O ur variable annuity contract business is largely conducted through digital
communications and data storage    networks and systems operated by us and our
service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.



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We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



Advertising Performance



W e periodically advertise the performance of the Investment Divisions. You may
get performance     information from a variety of sources including your
quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.



We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.



YIELD is the net income generated by an investment in a particular Investment Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.



CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the -American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Withdrawal Charges and the charge for the EDB -I, the Earnings Preservation Benefit, GMIBs, the GWBs or GMAB. Withdrawal Charges would reduce performance experience.



AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the -American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee and applicable Withdrawal Charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits -(including the greater of Annual Step-Up or 5% Annual Increase Death Benefit) that would produce the greatest total Separate Account charge.



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Performance figures will vary among the various classes of the Deferred
Annuities and the Investment Divisions as a result of different Separate Account charges and Withdrawal Charges.



We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the EDB -I, the Earnings Preservation Benefit, GMIBs, GMAB or the GWBs. This percentage return assumes that there have been no withdrawals or other unrelated transactions.




For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Funds Trust I, Brighthouse Funds Trust II, and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.




We may also present average annual total return calculations which reflect all Separate Account charges and applicable Withdrawal Charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.



Past performance is no guarantee of future results.



We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.



We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.



We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.



We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or



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based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.



We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.



We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.



Any illustration should not be relied on as a guarantee of future results.



Changes to Your Deferred Annuity



W e have the right to make certain changes to your Deferred Annuity, but only
as permitted by law. We make     changes when we think they would best serve
the interest of annuity Contract Owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


- To operate the Separate Account in any form permitted by law.


- To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.


- To transfer any assets in an Investment Division to another Investment Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Investment Divisions in the Separate Account.



- To substitute for the Portfolio shares in any Investment Division, the shares of another class of Brighthouse Funds Trust I, Brighthouse Funds Trust II, or the shares of another investment company or any other investment permitted by law.



- To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.



If any changes result in a material change in the underlying investments of an Investment Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Investment Divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes. We will notify You of any changes to the Separate Account.



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Voting Rights




B ased on our current view of applicable law, You have voting interests under
your Deferred Annuity concerning    Brighthouse Funds Trust I, Brighthouse
Funds Trust II, or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.




We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Investment Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.



You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.




There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of Brighthouse Funds Trust I, Brighthouse Funds Trust II, or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:



- The shares for which voting instructions are received, and


- The shares that are voted in proportion to such voting instructions.



However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.



Who Sells the Deferred Annuities



MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the The Deferred Annuity (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities). MLIDC does not retain any fees under the Deferred Annuities.



MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.




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MLIDC and in certain cases, we, have entered into selling agreements with unaffiliated broker-dealers who are registered with the SEC under the Exchange Act and are members of FINRA. We no longer offer the Deferred Annuities to new purchasers, but continue to accept purchase payments from existing Contract Owners. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.



There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities.



MLIDC pays compensation based upon a `gross dealer concession' model. With respect to the Deferred Annuities, the maximum gross dealer concession ranges from 0.00% to 7.15% (depending on class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account -Balance each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.



Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Deferred Annuities. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative from the unaffiliated broker-dealer for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.




Financial Statements


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



Your Spouse's Rights


If You received your Contract through a qualified retirement plan and your plan is subject to ERISA and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.



If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.



Any reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.



When We Can Cancel Your Deferred Annuity


We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 24 consecutive months (36 consecutive months in New York State) and your Account -Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account -Balance. Federal tax law may impose additional



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restrictions on our right to cancel your Traditional IRA , Roth IRA SEP and
SIMPLE IRA Deferred Annuity. We will not terminate the Deferred Annuity if it includes an LWG or a GMAB. In addition, we will not terminate any Deferred Annuity that includes a GWB or a GMIB or a guaranteed death benefit if at the time the termination would otherwise occur the Income Base/Benefit Base of the optional benefit, or the guaranteed amount under any death benefit, is greater than the Account -Balance. For all other Deferred Annuities, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision, under Deferred Annuities issued in New York. However, if your plan determines to terminate the Deferred Annuity at a time when You have an Income Base/Benefit Base of the optional benefit or a guaranteed amount under any death benefit that is greater than the Account Balance, You forfeit any Income Base/Benefit Base of the optional benefit or any guaranteed amount under any death benefit You have accrued upon termination of the Deferred Annuity.


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FEDERAL TAX CONSIDERATIONS


Introduction


T he following information on taxes is a general discussion of the subject. It
is not intended as tax advice. The   Code and the provisions of the Code that
govern the Deferred Annuities are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Deferred Annuity. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Deferred Annuity. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.



We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.



To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.




Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.




Non-Qualified Annuity Contracts


This discussion assumes the Deferred Annuity is an annuity Contract for Federal income tax purposes that is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Deferred Annuities owned through such plans are referred to below as "qualified" contracts.



Accumulation


Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Deferred Annuity until there is a distribution from the Deferred Annuity, i.e., surrender, partial withdrawal, income payment or commutation. This deferral of taxation on accumulated value in the Deferred Annuity is limited to Deferred Annuities owned by or held for the benefit of "natural persons." A Deferred Annuity will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Deferred Annuity as an agent for the exclusive benefit of a natural person.



In contrast, a Deferred Annuity owned by other than a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Deferred Annuity in the year earned. Note that in this regard, an employer which is the owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural owner and any annual increase in the Account -Balance will be subject to current income taxation.



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Surrenders or Withdrawals -- Early Distribution


If You take a withdrawal from your Deferred Annuity, or surrender your Deferred Annuity prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Deferred Annuity, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.




The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:



  (a)        on account of your death or disability,



  (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated Beneficiary, or



  (c) under certain immediate income annuities providing for substantially equal payments made at least annually.



If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Deferred Annuity.



For non-qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully included in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.



If your Deferred Annuity has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.



Treatment of Separate Account Charges


It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Deferred Annuity charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Deferred Annuity to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Deferred Annuity and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.



Guaranteed Withdrawal Benefits


If You have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:


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The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account -Balance (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account -Balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account -Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account -Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)



MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



Aggregation


If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).



Exchanges/Transfers


The annuity Contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Deferred Annuity (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.



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A transfer of ownership of the Deferred Annuity, or the designation of an
Annuitant or other Beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.




Death Benefits


The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the Deferred Annuity must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.



If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Deferred Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death.




If You die before the Annuity Starting Date, the entire interest in the Deferred Annuity must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.




Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Deferred Annuity may be continued with your spouse as the owner.




For Deferred Annuities owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a Deferred Annuity held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.




Investor Control


In certain circumstances, owners of variable annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Deferred Annuity, such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Deferred Annuity does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Deferred Annuity as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Deferred Annuity.



Taxation of Payments in Annuity Form


Payments received from the Deferred Annuity in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Deferred Annuity is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Deferred Annuity divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Deferred Annuity and it is excludable from your taxable income until your investment in the Deferred Annuity is fully



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recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater -- or less -- than the taxable amount determined by us and reported by us to You and the IRS.



Once You have recovered the investment in the Deferred Annuity, further annuity payments are fully taxable.




If You die before your investment in the Deferred Annuity is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your Beneficiary.




The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.



Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.



If the Deferred Annuity allows, You may elect to convert less than the full value of your Deferred Annuity to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Deferred Annuity will be pro-rated between the annuitized portion of the Deferred Annuity and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.



3.8% Tax on Net Investment Income


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


  (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or



  (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).




"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.



You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.



Puerto Rico Tax Considerations


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.



Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.



                                                                             159

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The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.



Qualified Annuity Contracts



Introduction


T he Deferred Annuity may be purchased through certain types of retirement
plans that receive favorable   treatment under the Code ("tax qualified
plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Deferred Annuity with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Deferred Annuity comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Deferred Annuity.



We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.



All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A Deferred Annuity may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.



Accumulation


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.



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Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The Deferred Annuity will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the Deferred Annuity will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Deferred Annuity will only accept as its single purchase payment a transfer from such employer retirement plan.



Taxation of Annuity Distributions


If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Deferred Annuity. Withdrawals attributable to any after-tax contributions are basis in the Deferred Annuity and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).



Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.



If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.



With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.



Guaranteed Withdrawal Benefits


If You have purchased the Lifetime Withdrawal Guarantee benefit ("LWG"), where otherwise made available, note the following:



In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the account balance of the Deferred Annuity.



If You have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account -Balance (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account -Balance rather than the remaining benefit to determine gain. However, in cases

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where the maximum permitted withdrawal in any year under any version of the
Guaranteed Withdrawal Benefit exceeds the Account -Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account -Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



Withdrawals Prior to Age 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.



The penalty rate is 25% for SIMPLE plan Deferred Annuities if the withdrawal occurs within the first 2 years of your participation in the plan.



These exceptions include withdrawals made:


(a)        on account of your death or disability, or



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated Beneficiary and You are separated from employment.




If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Deferred Annuity (including tax-free transfers or rollovers) and additional withdrawals from the Deferred Annuity.



A withdrawal or distribution from a qualified annuity Deferred Annuity other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).



In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after

                                                    ---------------------------

December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



Rollovers


Your Deferred Annuity is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).



Under certain circumstances, You may be able to transfer amounts distributed from your Deferred Annuity to another eligible retirement plan or IRA.



You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


     (a) minimum distribution requirements,


     (b) financial hardship, or


     (c) for a period of ten or more years or for life.



20% Withholding on Eligible Rollover Distributions


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Deferred Annuity to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Deferred Annuity from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



Death Benefits


The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Deferred Annuity to an annuity form and started taking annuity payments (your Annuity Starting Date).



If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Deferred Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

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---------------------------


If You die before your Annuity Starting Date, the entire interest in the Deferred Annuity must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).



Your designated Beneficiary is the person to whom benefit rights under the Deferred Annuity pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Deferred Annuity may be continued with your spouse as the owner. If your Deferred Annuity permits, your Beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.



Alternatively, your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and Deferred Annuity permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.




Required Minimum Distributions


Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:


     (a) the calendar year in which You reach age 70 1/2, or



  (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.




For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.



A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. -For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.



The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.



164

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                                                    ---------------------------


If You intend to receive your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal Beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Deferred Annuity.




Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.



Additional Information regarding IRAs


Purchase Payments



T raditional IRA purchase payments (except for permissible rollovers and direct
transfers) are generally not   permitted after You attain age 70 1/2. Except
for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.



Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.



Withdrawals


If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

---------------------------


Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.




Conversion


Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account -balance; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Deferred Annuity may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account -balance at the date of conversion.



A Roth IRA Contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.



Distinction for Puerto Rico Code


Rollover



D eferral of the recognition of income continues upon the receipt of a
distribution by a participant from a    qualified plan, if the distribution is
contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA Considerations


In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors



Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals



166

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                                                    ---------------------------

who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.


                                                                             167

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LEGAL PROCEEDINGS


I n the ordinary course of business, MetLife, similar to other life insurance
companies, is involved in lawsuits   (including class action lawsuits),
arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.


168

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                                                    ---------------------------

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PRINCIPAL UNDERWRITER



CUSTODIAN



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT



EXPERIENCE FACTOR



VARIABLE INCOME PAYMENTS

     Assumed Investment Return


     Amount of Income Payments


     Annuity Unit Value


     Reallocation Privilege


     Calculating the Annuity Unit Value


     Determining the Variable Income Payment



ADVERTISEMENT OF THE SEPARATE ACCOUNT



VOTING RIGHTS

     Disregarding Voting Rights



TAXES

     Non-Qualified Annuity Contracts


     Qualified Annuity Contracts


     Types of Qualified Plans


     ERISA


     Federal Estate Taxes


     Generation-Skipping Transfer Tax


     Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations



WITHDRAWALS



ACCUMULATION UNIT VALUES TABLES



FINANCIAL STATEMENTS OF SEPARATE ACCOUNT



FINANCIAL STATEMENTS OF METLIFE

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Appendix A


Premium Tax Table


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.



                                 Non-Qualified    Qualified
                                   Annuities      Annuities
                                ---------------  ----------
  California(1)................ 2.35%            0.50%
  Florida(2)................... 1.00%            1.00%
  Maine(3)..................... 2.00%            0.00%
  Nevada(4).................... 3.50%            0.00%
  Puerto Rico(5)............... 1.00%            1.00%
  South Dakota(6).............. 1.25%            0.00%
  West Virginia................ 1.00%            1.00%
  Wyoming(4)................... 1.00%            0.00%


      1 California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).


      2 Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.


      3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.


      4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.


      5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.



      6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).



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                                                    ---------------------------

Appendix B


Accumulation Unit Values For Each Investment Division


These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each Investment Division from year end to year end. A lower charge for the GMIB when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. A lower charge for the GMIB Plus I was in effect prior to February 26, 2007. Lower charges for the GMIB Plus II, EDB I and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. These lower charges are not reflected in the tables below. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Deferred Annuity mix that bears the total highest charge, and the second table shows the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit. Charges for the EDB I, the optional GMIBs, the optional GWBs, and the optional GMAB are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the EDB I in lieu of the optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the optional GMIB Plus II with the Earnings Preservation Benefit will result in a higher overall charge. The mix with the total lowest charge has these features:
B Class and no optional benefit. All other possible mixes for each Investment Division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.




1.25 Separate Account Charge......................
                                                          BEGINNING OF
                                                          YEAR             END OF YEAR      NUMBER OF
                                                          ACCUMULATIO  N   ACCUMULATIO  N   ACCUMULATION
INVESTMENT DIVISION...............................  YEAR  UNIT VALUE       UNIT VALUE       UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division    2012  10.23            10.59            60,586,664.86
  (Class B) (4/30/2012)...........................
                                                    2013  10.59            11.62            73,636,545.32
                                                    2014  11.62            12.32            72,314,576.52
                                                    2015  12.32            12.24            72,307,157.69
                                                    2016  12.24            12.52            71,680,389.69
Allianz Global Investors Dynamic Multi-Asset Plus   2014   0.99             1.04             7,040,798.30
  investment Division (Class B) (4/28/2014).......
                                                    2015   1.04             1.01            32,950,226.75
                                                    2016   1.01             1.02            43,845,741.13
American Funds Bond Investment Division+ (Class     2007  15.56            15.85               768,194.65
  2) (5/1/2006)...................................
                                                    2008  15.85            14.17               554,431.26
                                                    2009  14.17            15.73               461,528.53
                                                    2010  15.73            16.51               417,970.90
                                                    2011  16.51            17.28               297,207.79
                                                    2012  17.28            17.95               249,373.50
                                                    2013  17.95            17.32               183,361.49
                                                    2014  17.32            17.98               170,020.30
                                                    2015  17.98            17.78               147,795.17
                                                    2016  17.78            18.05               154,142.80


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


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
American Funds Global Small Capitalization         2007       29.51      35.33      2,066,061.06
  Investment Division+ (Class 2)..................
                                                   2008       35.33      16.19      1,676,113.20
                                                   2009       16.19      25.75      1,627,893.35
                                                   2010       25.75      31.09      1,542,372.20
                                                   2011       31.09      24.79      1,329,857.31
                                                   2012       24.79      28.89      1,090,983.82
                                                   2013       28.89      36.54        970,839.38
                                                   2014       36.54      36.80        828,389.49
                                                   2015       36.80      36.38        718,644.32
                                                   2016       36.38      36.63        644,155.59
American Funds Growth Investment Division+ (Class  2007      159.35     176.52        789,249.89
  2)..............................................
                                                   2008      176.52      97.52        685,332.95
                                                   2009       97.52     134.07        644,152.88
                                                   2010      134.07     156.90        606,411.59
                                                   2011      156.90     148.11        516,594.10
                                                   2012      148.11     172.17        436,720.84
                                                   2013      172.17     220.88        378,702.25
                                                   2014      220.88     236.34        329,792.22
                                                   2015      236.34     249.04        292,105.60
                                                   2016      249.04     268.88        257,743.87
American Funds Growth-Income Investment Division+  2007      115.83     119.97        847,614.09
  (Class 2).......................................
                                                   2008      119.97      73.52        701,937.54
                                                   2009       73.52      95.15        648,730.37
                                                   2010       95.15     104.55        616,925.22
                                                   2011      104.55     101.21        542,332.49
                                                   2012      101.21     117.25        459,521.06
                                                   2013      117.25     154.35        402,386.15
                                                   2014      154.35     168.39        360,220.83
                                                   2015      168.39     168.47        312,359.20
                                                   2016      168.47     185.26        278,348.93
American Funds(R) Balanced Allocation Investment   2008       10.00       7.01      5,363,317.01
  Division (Class C) (4/28/2008)..................
                                                   2009        7.01       8.96     18,010,048.59
                                                   2010        8.96       9.92     29,542,398.60
                                                   2011        9.92       9.59     34,428,136.42
                                                   2012        9.59      10.76     34,368,920.55
                                                   2013       10.76      12.59     34,112,341.02
                                                   2014       12.59      13.19     33,938,168.22
                                                   2015       13.19      12.93     33,828,442.12
                                                   2016       12.93      13.77     33,880,775.79
American Funds(R) Growth Allocation Investment     2008        9.99       6.36     11,381,509.85
  Division (Class C) (4/28/2008)..................
                                                   2009        6.36       8.42     21,656,706.19
                                                   2010        8.42       9.44     22,320,507.44
                                                   2011        9.44       8.88     21,607,932.95
                                                   2012        8.88      10.19     20,505,386.56
                                                   2013       10.19      12.59     20,509,966.01
                                                   2014       12.59      13.23     19,984,564.54
                                                   2015       13.23      12.96     19,106,550.17
                                                   2016       12.96      13.95     18,340,474.94

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
American Funds(R) Moderate Allocation Investment   2008       10.01      7.69      11,825,226.62
  Division (Class C) (4/28/2008)..................
                                                   2009        7.69      9.37      31,832,639.17
                                                   2010        9.37     10.17      47,689,050.02
                                                   2011       10.17     10.06      52,439,006.83
                                                   2012       10.06     11.02      50,094,945.18
                                                   2013       11.02     12.35      47,762,949.99
                                                   2014       12.35     12.94      46,087,901.42
                                                   2015       12.94     12.69      45,153,137.72
                                                   2016       12.69     13.41      43,000,996.78
AQR Global Risk Balanced Investment Division       2012       11.17     11.59      81,387,523.32
  (Class B) (4/30/2012)...........................
                                                   2013       11.59     11.05      83,525,799.94
                                                   2014       11.05     11.35      76,150,961.72
                                                   2015       11.35     10.14      70,549,776.99
                                                   2016       10.14     10.91      65,323,644.62
Baillie Gifford International Stock Investment     2007       18.37     19.96       2,326,601.22
  Division (Class B)..............................
                                                   2008       19.96     10.99       3,102,643.46
                                                   2009       10.99     13.23       3,503,823.36
                                                   2010       13.23     13.96       3,594,551.26
                                                   2011       13.96     11.01       3,776,314.57
                                                   2012       11.01     12.98       3,507,363.06
                                                   2013       12.98     14.76       3,211,140.18
                                                   2014       14.76     14.09       3,020,989.18
                                                   2015       14.09     13.61       2,721,144.11
                                                   2016       13.61     14.12       2,502,978.49
Barclays Aggregate Bond Index Investment Division  2007       13.29     14.00      20,099,380.29
  (Class B).......................................
                                                   2008       14.00     14.61      17,439,769.63
                                                   2009       14.61     15.14      22,571,032.66
                                                   2010       15.14     15.81      27,080,597.56
                                                   2011       15.81     16.75      28,884,760.83
                                                   2012       16.75     17.14      29,905,111.71
                                                   2013       17.14     16.50      32,334,133.11
                                                   2014       16.50     17.18      32,080,491.89
                                                   2015       17.18     16.99      32,108,192.20
                                                   2016       16.99     17.13      31,750,480.02
BlackRock Bond Income Investment Division (Class   2007       48.05     50.31       1,973,936.78
  B)..............................................
                                                   2008       50.31     47.86       1,847,352.77
                                                   2009       47.86     51.61       2,153,908.25
                                                   2010       51.61     55.08       2,703,572.45
                                                   2011       55.08     57.83       2,858,684.31
                                                   2012       57.83     61.27       2,913,383.40
                                                   2013       61.27     59.90       2,897,846.65
                                                   2014       59.90     63.18       2,982,274.59
                                                   2015       63.18     62.61       2,975,051.16
                                                   2016       62.61     63.60       2,932,159.49
BlackRock Capital Appreciation Investment          2007       27.91     32.64         677,955.31
  Division (Class B)..............................
                                                   2008       32.64     20.41       1,381,085.09
                                                   2009       20.41     27.51       1,948,378.56
                                                   2010       27.51     32.46       2,151,515.42
                                                   2011       32.46     29.12       2,541,342.82
                                                   2012       29.12     32.81       2,406,118.40
                                                   2013       32.81     43.38       2,078,319.03
                                                   2014       43.38     46.55       1,881,107.25
                                                   2015       46.55     48.73       1,728,266.33
                                                   2016       48.73     48.05       1,577,683.15


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
BlackRock Capital Appreciation Investment
  Division (Class B) (formerly BlackRock Legacy
  Large Cap Growth
 Investment Division (Class B) and before that FI  2007       17.56      17.98        159,771.44
   Large Cap Investment Division (Class B))
   (5/1/2006).....................................
                                                   2008       17.98       9.77        298,616.98
                                                   2009        9.77      10.19              0.00
BlackRock Global Tactical Strategies Investment    2012        9.98      10.32     85,443,566.94
  Division (Class B) (4/30/2012)..................
                                                   2013       10.32      11.24     98,794,182.84
                                                   2014       11.24      11.76     97,374,890.82
                                                   2015       11.76      11.60     97,895,507.55
                                                   2016       11.60      11.96     95,214,020.41
BlackRock Large Cap Value Investment Division      2007       14.52      14.79      6,203,097.15
  (Class B).......................................
                                                   2008       14.79       9.47      6,677,973.23
                                                   2009        9.47      10.39      8,380,701.11
                                                   2010       10.39      11.18      9,038,984.13
                                                   2011       11.18      11.27      9,709,297.06
                                                   2012       11.27      12.68      9,104,671.74
                                                   2013       12.68      16.50      8,477,029.46
                                                   2014       16.50      17.88      7,885,049.94
                                                   2015       17.88      16.56      7,421,248.63
                                                   2016       16.56      19.32      6,727,260.33
BlackRock Ultra-Short Term Bond Investment
  Division (Class B) (formerly BlackRock Money
  Market
 Investment Division (Class B))................... 2007       23.65      24.48        423,149.02
                                                   2008       24.48      24.81      1,019,197.09
                                                   2009       24.81      24.56      1,111,335.11
                                                   2010       24.56      24.26      1,344,514.09
                                                   2011       24.26      23.96      1,804,163.17
                                                   2012       23.96      23.66      2,197,866.28
                                                   2013       23.66      23.36      2,092,136.92
                                                   2014       23.36      23.07      1,729,390.14
                                                   2015       23.07      22.79      1,568,875.74
                                                   2016       22.79      22.53      1,611,516.49
Clarion Global Real Estate Investment Division     2007       19.52      16.39      8,113,130.91
  (Class B).......................................
                                                   2008       16.39       9.44      7,850,669.54
                                                   2009        9.44      12.56      8,085,427.70
                                                   2010       12.56      14.40      7,970,798.69
                                                   2011       14.40      13.43      8,200,052.38
                                                   2012       13.43      16.71      7,497,653.11
                                                   2013       16.71      17.08      7,486,754.52
                                                   2014       17.08      19.11      6,809,334.82
                                                   2015       19.11      18.61      6,136,271.00
                                                   2016       18.61      18.54      5,715,935.48
ClearBridge Aggressive Growth Investment Division  2007        7.86       7.93        829,924.69
  (Class B).......................................
                                                   2008        7.93       4.77        784,974.04
                                                   2009        4.77       6.27        889,731.52
                                                   2010        6.27       7.66      1,184,792.59
                                                   2011        7.66       7.82      4,333,191.00
                                                   2012        7.82       9.15      4,198,132.99
                                                   2013        9.15      13.16      5,569,813.70
                                                   2014       13.16      15.45     20,511,102.73
                                                   2015       15.45      14.64     19,715,439.19
                                                   2016       14.64      14.85     17,397,574.67


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


                                                    ---------------------------



ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly ClearBridge Aggressive Growth
  II
 Investment Division (Class B)) (4/30/2007)....... 2007       151.43      185.95        110,979.76
                                                   2008       185.95      106.51        712,494.40
                                                   2009       106.51      150.27      1,163,014.01
                                                   2010       150.27      162.35      1,298,644.78
                                                   2011       162.35      148.24      1,179,824.64
                                                   2012       148.24      179.35      1,110,485.64
                                                   2013       179.35      228.11        970,782.77
                                                   2014       228.11      237.65              0.00
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge
  Aggressive
 Growth Investment Division (Class B) and before
   that Legg Mason Value Equity Investment Division
   (Class
 B) and before that MFS(R) Investors Trust         2007        10.14        9.42        819,936.03
   Investment Division (Class B)) (Class B).......
                                                   2008         9.42        4.22        972,413.11
                                                   2009         4.22        5.75      1,433,098.82
                                                   2010         5.75        6.10      2,182,977.19
                                                   2011         6.10        6.49              0.00
Frontier Mid Cap Growth Investment Division        2007        43.76       51.95        383,639.24
  (Class B).......................................
                                                   2008        51.95       27.79        600,156.98
                                                   2009        27.79       40.90        831,307.99
                                                   2010        40.90       46.45        916,289.80
                                                   2011        46.45       44.39        925,176.40
                                                   2012        44.39       48.52        892,201.48
                                                   2013        48.52       63.47        798,097.82
                                                   2014        63.47       69.49        737,382.54
                                                   2015        69.49       70.42        691,455.09
                                                   2016        70.42       73.13        609,099.12
Harris Oakmark International Investment Division   2007        20.15       19.67      6,878,657.12
  (Class B).......................................
                                                   2008        19.67       11.48      5,848,438.73
                                                   2009        11.48       17.59      7,094,853.93
                                                   2010        17.59       20.22      9,180,544.61
                                                   2011        20.22       17.12     10,899,004.55
                                                   2012        17.12       21.86     10,001,942.39
                                                   2013        21.86       28.17      9,506,036.94
                                                   2014        28.17       26.21      9,334,364.77
                                                   2015        26.21       24.71      8,963,313.41
                                                   2016        24.71       26.40      8,135,215.11
Invesco Balanced-Risk Allocation Investment        2012         1.01        1.04    145,166,223.98
  Division (Class B) (4/30/2012)..................
                                                   2013         1.04        1.05    239,868,056.76
                                                   2014         1.05        1.10    246,256,722.78
                                                   2015         1.10        1.04    262,824,334.48
                                                   2016         1.04        1.14    274,419,891.49
Invesco Mid Cap Value Investment Division (Class   2007        26.52       27.03      5,637,167.55
  B)..............................................
                                                   2008        27.03       14.02      5,869,624.31
                                                   2009        14.02       20.45      6,093,473.84
                                                   2010        20.45       25.46      6,870,168.76
                                                   2011        25.46       23.47      7,124,065.55
                                                   2012        23.47       25.96              0.00
Invesco Mid Cap Value Investment Division (Class   2012        25.84       26.59      6,561,328.53
  B)..............................................
                                                   2013        26.59       34.22      5,868,523.88
                                                   2014        34.22       37.05      5,282,697.59
                                                   2015        37.05       33.30      4,962,252.48
                                                   2016        33.30       37.99      4,457,585.35


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
Invesco Small Cap Growth Investment Division       2007       14.75      16.18        570,283.63
  (Class B).......................................
                                                   2008       16.18       9.79        657,668.14
                                                   2009        9.79      12.94        943,098.40
                                                   2010       12.94      16.12        847,369.93
                                                   2011       16.12      15.75        883,526.54
                                                   2012       15.75      18.39        836,820.13
                                                   2013       18.39      25.46        775,718.86
                                                   2014       25.46      27.13        738,783.76
                                                   2015       27.13      26.34        707,621.89
                                                   2016       26.34      28.98        635,894.55
Jennison Growth Investment Division (Class B)..... 2007        4.99       5.49      1,164,068.68
                                                   2008        5.49       3.44      1,376,073.02
                                                   2009        3.44       4.74      3,200,189.21
                                                   2010        4.74       5.21      4,846,933.72
                                                   2011        5.21       5.15      7,348,067.70
                                                   2012        5.15       5.88     12,237,786.15
                                                   2013        5.88       7.95     10,549,695.81
                                                   2014        7.95       8.53      9,409,055.76
                                                   2015        8.53       9.32      8,639,367.82
                                                   2016        9.32       9.19      7,815,670.86
Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation
  Investment
 Division (Class B)) (5/1/2005)................... 2007        9.23      10.42      1,169,995.30
                                                   2008       10.42       5.56      1,627,935.42
                                                   2009        5.56       7.90      2,343,856.14
                                                   2010        7.90       8.53      2,771,815.26
                                                   2011        8.53       8.31      2,875,553.19
                                                   2012        8.31       9.35              0.00
JPMorgan Global Active Allocation Investment       2012        1.01       1.05     98,278,267.87
  Division (Class B) (4/30/2012)..................
                                                   2013        1.05       1.15    266,300,003.77
                                                   2014        1.15       1.21    302,816,471.27
                                                   2015        1.21       1.21    356,682,896.05
                                                   2016        1.21       1.23    381,782,656.96
Loomis Sayles Global Markets Investment Division   2013       15.51      17.07      4,137,910.13
  (Class B) (4/29/2013)...........................
                                                   2014       17.07      17.44      3,856,491.64
                                                   2015       17.44      17.43      3,470,888.36
                                                   2016       17.43      18.04      3,547,920.03
Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income
  Investment
 Division (Class B)) (4/28/2008).................. 2008        9.99       7.99        717,060.40
                                                   2009        7.99      10.09      1,736,399.97
                                                   2010       10.09      11.14      3,115,137.26
                                                   2011       11.14      11.24      4,545,106.28
                                                   2012       11.24      12.48      4,504,444.08
                                                   2013       12.48      13.04              0.00
Loomis Sayles Small Cap Core Investment Division   2007       32.65      35.99      1,230,226.05
  (Class B).......................................
                                                   2008       35.99      22.73      1,465,820.56
                                                   2009       22.73      29.16      1,718,288.85
                                                   2010       29.16      36.64      1,647,067.79
                                                   2011       36.64      36.31      1,663,955.46
                                                   2012       36.31      40.97      1,536,877.57
                                                   2013       40.97      56.92      1,431,061.28
                                                   2014       56.92      58.18      1,356,509.04
                                                   2015       58.18      56.46      1,236,890.52
                                                   2016       56.46      66.34      1,117,660.96

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
Loomis Sayles Small Cap Growth Investment          2007       10.95      11.28      982,451.23
  Division (Class B)..............................
                                                   2008       11.28       6.54    1,137,061.65
                                                   2009        6.54       8.37    1,330,724.17
                                                   2010        8.37      10.86    1,216,411.01
                                                   2011       10.86      11.02    1,198,514.84
                                                   2012       11.02      12.07    1,029,058.32
                                                   2013       12.07      17.69    1,027,234.54
                                                   2014       17.69      17.64      907,103.46
                                                   2015       17.64      17.67      796,701.17
                                                   2016       17.67      18.50      697,086.78
Met/Artisan Mid Cap Value Investment Division      2007       39.92      36.63    1,646,083.75
  (Class B).......................................
                                                   2008       36.63      19.49    1,530,577.09
                                                   2009       19.49      27.17    1,570,093.26
                                                   2010       27.17      30.80    1,517,144.93
                                                   2011       30.80      32.39    1,530,638.68
                                                   2012       32.39      35.69    1,486,443.05
                                                   2013       35.69      48.12    1,463,616.68
                                                   2014       48.12      48.32    1,385,658.28
                                                   2015       48.32      43.10    1,254,997.65
                                                   2016       43.10      52.21    1,232,925.24
Met/Franklin Low Duration Total Return Investment  2011        9.98       9.77      371,470.99
  Division (Class B) (5/2/2011)...................
                                                   2012        9.77      10.07      757,543.49
                                                   2013       10.07      10.06    4,409,494.93
                                                   2014       10.06      10.04    5,652,841.81
                                                   2015       10.04       9.86    4,824,691.54
                                                   2016        9.86      10.04    4,686,067.15
Met/Wellington Balanced Investment Division
  (Class B) (formerly WMC Balanced Investment
  Division (Class
 B)).............................................. 2007       43.33      45.19      830,380.34
                                                   2008       45.19      33.48      880,343.66
                                                   2009       33.48      38.69      925,517.53
                                                   2010       38.69      41.77      895,833.32
                                                   2011       41.77      42.73      867,922.79
                                                   2012       42.73      47.31      849,024.44
                                                   2013       47.31      56.20      799,387.47
                                                   2014       56.20      61.20      716,270.60
                                                   2015       61.20      61.83      664,943.12
                                                   2016       61.83      65.18      614,607.97
Met/Wellington Core Equity Opportunities
  Investment Division (Class B) (formerly WMC Core
  Equity
 Opportunities Investment Division (Class B))..... 2007       38.29      39.45    5,074,167.58
                                                   2008       39.45      23.56    5,669,478.45
                                                   2009       23.56      30.64    6,659,881.00
                                                   2010       30.64      33.80    7,609,124.88
                                                   2011       33.80      31.96    7,861,376.38
                                                   2012       31.96      35.54    7,323,440.01
                                                   2013       35.54      46.81    6,541,614.76
                                                   2014       46.81      51.01    5,697,578.70
                                                   2015       51.01      51.46    5,008,149.42
                                                   2016       51.46      54.40    4,594,241.81
Met/Wellington Large Cap Research Investment
  Division (Class B) (formerly WMC Large Cap
  Research
 Investment Division (Class B) and before that     2007       77.79      81.62            0.00
   BlackRock Large Cap Investment Division (Class
   B))............................................


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


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
Met/Wellington Large Cap Research Investment
  Division (Class B) (formerly WMC Large Cap
  Research
 Investment Division* (Class B)).................. 2007       80.94      81.72        197,425.91
                                                   2008       81.72      50.59        268,816.94
                                                   2009       50.59      59.56        357,508.56
                                                   2010       59.56      66.14        351,775.03
                                                   2011       66.14      65.49        389,135.33
                                                   2012       65.49      73.35        352,713.46
                                                   2013       73.35      97.27        325,123.73
                                                   2014       97.27     109.03        287,205.87
                                                   2015      109.03     112.52        251,994.39
                                                   2016      112.52     120.32        218,169.77
MetLife Asset Allocation 100 Investment Division   2011       12.27      10.51      3,213,867.32
  (Class B).......................................
                                                   2012       10.51      12.12      3,174,538.90
                                                   2013       12.12      15.51      3,085,476.41
                                                   2014       15.51      16.09      3,096,472.25
                                                   2015       16.09      15.57      2,882,590.10
                                                   2016       15.57      16.76      2,646,216.00
MetLife Asset Allocation 100 Investment Division
  (Class B) (formerly MetLife Aggressive Allocation
  Investment
 Division (Class B)) (5/1/2005)................... 2007       12.74      13.00      2,807,072.03
                                                   2008       13.00       7.64      3,137,332.27
                                                   2009        7.64       9.92      3,269,816.84
                                                   2010        9.92      11.34      3,262,852.24
                                                   2011       11.34      12.30              0.00
MetLife Asset Allocation 20 Investment Division    2007       10.88      11.34      5,674,741.59
  (Class B) (5/1/2005)............................
                                                   2008       11.34       9.59     10,836,517.50
                                                   2009        9.59      11.41     17,602,835.04
                                                   2010       11.41      12.41     23,163,874.60
                                                   2011       12.41      12.65     26,465,409.52
                                                   2012       12.65      13.64     27,845,228.02
                                                   2013       13.64      14.05     25,190,572.09
                                                   2014       14.05      14.49     23,525,533.50
                                                   2015       14.49      14.23     21,819,677.53
                                                   2016       14.23      14.69     19,883,138.72
MetLife Asset Allocation 40 Investment Division    2007       11.37      11.77     24,715,462.78
  (Class B) (5/1/2005)............................
                                                   2008       11.77       9.11     36,347,326.24
                                                   2009        9.11      11.13     49,865,699.83
                                                   2010       11.13      12.26     62,047,149.36
                                                   2011       12.26      12.24     69,578,602.61
                                                   2012       12.24      13.47     68,625,951.23
                                                   2013       13.47      14.76     65,491,836.50
                                                   2014       14.76      15.29     60,893,404.39
                                                   2015       15.29      14.94     55,402,426.59
                                                   2016       14.94      15.65     50,201,094.34
MetLife Asset Allocation 60 Investment Division    2007       11.88      12.24     62,197,203.38
  (Class B) (5/1/2005)............................
                                                   2008       12.24       8.63     94,830,810.05
                                                   2009        8.63      10.78    131,317,908.56
                                                   2010       10.78      12.05    168,769,081.52
                                                   2011       12.05      11.74    186,589,260.69
                                                   2012       11.74      13.12    179,133,091.06
                                                   2013       13.12      15.29    174,250,653.46
                                                   2014       15.29      15.87    163,949,907.27
                                                   2015       15.87      15.47    152,393,940.35
                                                   2016       15.47      16.36    139,296,066.71
MetLife Asset Allocation 80 Investment Division
  (Class A) (formerly MetLife Growth Strategy
  Investment
 Division (Class B)) (4/29/2013).................. 2013       11.71      13.36      4,090,927.70
                                                   2014       13.36      13.32              0.00


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
MetLife Asset Allocation 80 Investment Division    2007       12.39      12.70      54,331,986.81
  (Class B) (5/1/2005)............................
                                                   2008       12.70       8.14      81,663,563.59
                                                   2009        8.14      10.38      94,187,888.95
                                                   2010       10.38      11.75      89,964,106.50
                                                   2011       11.75      11.17      86,864,544.96
                                                   2012       11.17      12.73      80,829,336.58
                                                   2013       12.73      15.63      77,299,106.53
                                                   2014       15.63      16.24      76,437,672.23
                                                   2015       16.24      15.77      70,626,113.84
                                                   2016       15.77      16.84      63,881,425.02
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment
  Division (Class
 B) and before that Met/Franklin Templeton
   Founding Strategy Investment Division (Class
   B))
 (4/28/2008)...................................... 2008        9.99       7.04       2,102,778.94
                                                   2009        7.04       8.93       4,026,633.31
                                                   2010        8.93       9.71       4,308,306.30
                                                   2011        9.71       9.42       4,215,602.89
                                                   2012        9.42      10.80       4,034,161.72
                                                   2013       10.80      11.64               0.00
MetLife Balanced Plus Investment Division (Class   2012       10.01      10.49      85,936,719.25
  B) (4/30/2012)..................................
                                                   2013       10.49      11.84     136,462,242.32
                                                   2014       11.84      12.83     152,347,296.18
                                                   2015       12.83      12.15     162,793,561.11
                                                   2016       12.15      13.00     162,865,165.74
MetLife Mid Cap Stock Index Investment Division    2007       15.76      16.74       4,712,683.58
  (Class B).......................................
                                                   2008       16.74      10.51       5,825,162.10
                                                   2009       10.51      14.20       6,981,447.54
                                                   2010       14.20      17.67       7,442,901.10
                                                   2011       17.67      17.07       8,144,543.01
                                                   2012       17.07      19.78       7,896,397.33
                                                   2013       19.78      25.95       7,508,378.40
                                                   2014       25.95      27.99       7,247,852.53
                                                   2015       27.99      26.92       6,995,922.57
                                                   2016       26.92      31.94       6,338,225.95
MetLife Multi-Index Targeted Risk Investment       2013        1.08       1.13     125,232,192.04
  Division (Class B) (4/29/2013)..................
                                                   2014        1.13       1.22     223,560,130.68
                                                   2015        1.22       1.19     369,143,477.21
                                                   2016        1.19       1.22     430,274,898.87
MetLife Stock Index Investment Division (Class B). 2007       44.05      45.66       8,542,859.25
  .
                                                   2008       45.66      28.29      10,548,323.10
                                                   2009       28.29      35.18      12,672,183.55
                                                   2010       35.18      39.78      13,968,745.16
                                                   2011       39.78      39.93      14,624,119.22
                                                   2012       39.93      45.51      13,800,270.63
                                                   2013       45.51      59.20      12,439,421.12
                                                   2014       59.20      66.12      11,401,442.90
                                                   2015       66.12      65.89      10,795,176.31
                                                   2016       65.89      72.48      10,011,920.13

---------------------------



MFS(R) Research International Investment Division  2007       16.17      18.09      3,262,143.43
  (Class B).......................................
                                                   2008       18.09      10.30      5,451,172.86
                                                   2009       10.30      13.38      6,574,559.75
                                                   2010       13.38      14.72      6,633,116.35
                                                   2011       14.72      12.98      6,669,158.46
                                                   2012       12.98      14.96      6,199,776.38
                                                   2013       14.96      17.62      5,699,568.82
                                                   2014       17.62      16.19      5,493,187.14
                                                   2015       16.19      15.71      5,108,848.62
                                                   2016       15.71      15.38      4,751,117.44
MFS(R) Total Return Investment Division (Class B). 2007       46.09      47.39        692,542.07
  .
                                                   2008       47.39      36.34        626,555.67
                                                   2009       36.34      42.46        734,187.61
                                                   2010       42.46      46.04        800,296.85
                                                   2011       46.04      46.45        826,082.65
                                                   2012       46.45      51.06        805,689.47
                                                   2013       51.06      59.85        795,649.97
                                                   2014       59.85      64.05        768,192.95
                                                   2015       64.05      63.01        702,453.20
                                                   2016       63.01      67.78        688,148.35
MFS(R) Value Investment Division (Class B)........ 2007       14.93      14.15      5,535,834.88
                                                   2008       14.15       9.26      5,163,417.72
                                                   2009        9.26      11.03      5,869,418.70
                                                   2010       11.03      12.12      7,052,289.57
                                                   2011       12.12      12.04      7,522,386.23
                                                   2012       12.04      13.83      7,315,037.13
                                                   2013       13.83      18.50     10,581,680.77
                                                   2014       18.50      20.20      9,721,609.85
                                                   2015       20.20      19.87      8,713,694.38
                                                   2016       19.87      22.39      8,161,287.83
MFS(R) Value Investment Division (Class B)         2007       31.77      32.61      1,237,524.46
  (formerly FI Value Leaders Investment Division
  (Class B))......................................
                                                   2008       32.61      19.61      1,167,465.68
                                                   2009       19.61      23.52      1,179,028.29
                                                   2010       23.52      26.55      1,100,221.92
                                                   2011       26.55      24.55      1,076,680.63
                                                   2012       24.55      27.99        978,906.09
                                                   2013       27.99      30.83              0.00
MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment
  Division (Class
 B)) (4/28/2008).................................. 2008        9.99       6.60        472,356.75
                                                   2009        6.60       8.14      1,350,684.01
                                                   2010        8.14       8.93      2,282,456.12
                                                   2011        8.93       8.77      2,997,757.80
                                                   2012        8.77       9.87      2,797,219.63
                                                   2013        9.87      10.81              0.00
Morgan Stanley Mid Cap Growth Investment Division  2010       13.13      15.26      2,487,134.48
  (Class B).......................................
                                                   2011       15.26      14.03      2,843,297.98
                                                   2012       14.03      15.14      2,692,713.11
                                                   2013       15.14      20.79      2,297,231.09
                                                   2014       20.79      20.74      2,209,248.85
                                                   2015       20.74      19.45      2,061,789.43
                                                   2016       19.45      17.58      1,936,946.48
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities
  Investment
 Division (Class B)).............................. 2007       19.37      20.68      1,436,202.13
                                                   2008       20.68       9.10      1,753,470.54
                                                   2009        9.10      12.00      2,335,775.65
                                                   2010       12.00      12.99              0.00


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


                                                    ---------------------------



MSCI EAFE(R) Index Investment Division (Class B).. 2007       15.51      16.92      7,382,320.70
  .
                                                   2008       16.92       9.66      9,419,926.46
                                                   2009        9.66      12.24     11,163,950.75
                                                   2010       12.24      13.04     12,685,686.41
                                                   2011       13.04      11.25     14,595,718.30
                                                   2012       11.25      13.11     14,435,971.24
                                                   2013       13.11      15.74     13,451,974.55
                                                   2014       15.74      14.57     13,926,384.22
                                                   2015       14.57      14.20     14,030,882.55
                                                   2016       14.20      14.17     13,798,232.15
Neuberger Berman Genesis Investment Division       2007       21.53      20.48      3,851,949.52
  (Class B).......................................
                                                   2008       20.48      12.42      3,625,580.48
                                                   2009       12.42      13.84      3,679,793.07
                                                   2010       13.84      16.59      3,382,746.43
                                                   2011       16.59      17.29      3,242,629.17
                                                   2012       17.29      18.74      3,027,293.41
                                                   2013       18.74      25.57      3,595,800.35
                                                   2014       25.57      25.18      3,266,027.56
                                                   2015       25.18      24.96      2,876,496.39
                                                   2016       24.96      29.19      2,577,970.08
Neuberger Berman Genesis Investment Division
  (Class B) (formerly MLA Mid Cap Investment
  Division (Class
 B)).............................................. 2007       16.47      15.83      1,336,971.62
                                                   2008       15.83       9.64      1,227,543.36
                                                   2009        9.64      13.02      1,384,640.85
                                                   2010       13.02      15.80      1,392,901.19
                                                   2011       15.80      14.78      1,486,644.47
                                                   2012       14.78      15.37      1,344,367.91
                                                   2013       15.37      16.67              0.00
Oppenheimer Global Equity Investment Division
  (Class B) (formerly Met/Templeton Growth
  Investment
 Division (Class B)) (4/28/2008).................. 2008        9.99       6.57        235,437.29
                                                   2009        6.57       8.61        687,554.56
                                                   2010        8.61       9.15      1,068,648.57
                                                   2011        9.15       8.42      1,415,850.80
                                                   2012        8.42      10.16      1,346,063.32
                                                   2013       10.16      10.80              0.00
Oppenheimer Global Equity Investment Division*     2007       19.59      20.55      1,761,289.24
  (Class B).......................................
                                                   2008       20.55      12.06      1,967,019.42
                                                   2009       12.06      16.66      2,530,763.05
                                                   2010       16.66      19.07      3,078,106.91
                                                   2011       19.07      17.25      3,539,470.40
                                                   2012       17.25      20.64      3,291,982.18
                                                   2013       20.64      25.92      3,718,443.28
                                                   2014       25.92      26.14      3,583,443.08
                                                   2015       26.14      26.83      3,470,615.39
                                                   2016       26.83      26.56      3,093,920.82
PanAgora Global Diversified Risk Investment        2014        0.99       1.03      3,855,645.65
  Division (Class B) (4/28/2014)..................
                                                   2015        1.03       0.96     16,973,682.53
                                                   2016        0.96       1.06     41,231,237.10

---------------------------



PIMCO Inflation Protected Bond Investment          2007       11.16      12.21      1,865,528.17
  Division (Class B) (5/1/2006)...................
                                                   2008       12.21      11.23      8,801,830.82
                                                   2009       11.23      13.09     14,097,736.84
                                                   2010       13.09      13.93     18,853,712.18
                                                   2011       13.93      15.29     22,060,834.54
                                                   2012       15.29      16.48     23,103,607.27
                                                   2013       16.48      14.76     20,921,626.20
                                                   2014       14.76      15.00     18,776,351.61
                                                   2015       15.00      14.36     17,352,657.26
                                                   2016       14.36      14.88     15,970,778.59
PIMCO Total Return Investment Division (Class B).. 2007       12.67      13.46     11,407,084.04
  .
                                                   2008       13.46      13.35     13,686,460.81
                                                   2009       13.35      15.56     21,012,926.60
                                                   2010       15.56      16.62     29,547,685.64
                                                   2011       16.62      16.94     32,720,206.08
                                                   2012       16.94      18.28     33,459,538.47
                                                   2013       18.28      17.70     33,294,516.54
                                                   2014       17.70      18.22     30,162,776.71
                                                   2015       18.22      17.99     27,944,679.28
                                                   2016       17.99      18.23     25,398,948.88
Pyramis(R) Government Income Investment Division   2012       10.78      10.96     32,068,305.21
  (Class B) (4/30/2012)...........................
                                                   2013       10.96      10.34     31,404,922.55
                                                   2014       10.34      10.98     29,122,721.93
                                                   2015       10.98      10.89     28,501,250.41
                                                   2016       10.89      10.90     28,621,046.95
Pyramis(R) Managed Risk Investment Division        2013       10.21      10.76      2,942,032.89
  (Class B) (4/29/2013)...........................
                                                   2014       10.76      11.54      6,462,747.17
                                                   2015       11.54      11.26     17,140,291.91
                                                   2016       11.26      11.63     20,799,330.20
Russell 2000(R) Index Investment Division (Class   2007       18.61      18.07      3,079,763.14
  B)..............................................
                                                   2008       18.07      11.83      3,245,644.32
                                                   2009       11.83      14.69      3,896,039.18
                                                   2010       14.69      18.36      4,040,992.74
                                                   2011       18.36      17.36      4,329,427.86
                                                   2012       17.36      19.89      4,195,443.26
                                                   2013       19.89      27.15      3,985,416.76
                                                   2014       27.15      28.09      3,973,488.34
                                                   2015       28.09      26.50      3,885,321.94
                                                   2016       26.50      31.65      3,573,512.20
Schroders Global Multi-Asset Investment Division   2012        1.01       1.06     67,974,801.15
  (Class B) (4/30/2012)...........................
                                                   2013        1.06       1.16    167,476,225.23
                                                   2014        1.16       1.23    186,926,839.25
                                                   2015        1.23       1.21    228,593,841.12
                                                   2016        1.21       1.26    240,613,022.67
SSGA Growth and Income ETF Investment Division     2007       11.18      11.63        196,239.06
  (Class B) (5/1/2006)............................
                                                   2008       11.63       8.61        564,644.37
                                                   2009        8.61      10.62      9,979,215.54
                                                   2010       10.62      11.77     27,821,570.04
                                                   2011       11.77      11.75     39,524,198.83
                                                   2012       11.75      13.09     40,225,522.76
                                                   2013       13.09      14.60     38,653,105.18
                                                   2014       14.60      15.26     36,167,858.36
                                                   2015       15.26      14.77     34,085,827.28
                                                   2016       14.77      15.43     32,122,186.00

                                                    ---------------------------



SSGA Growth ETF Investment Division (Class B)      2007       11.43      11.92        536,203.16
  (5/1/2006)......................................
                                                   2008       11.92       7.89        377,748.91
                                                   2009        7.89      10.06      3,058,162.85
                                                   2010       10.06      11.35      4,291,610.98
                                                   2011       11.35      10.97      4,758,320.83
                                                   2012       10.97      12.46      5,212,125.54
                                                   2013       12.46      14.53      5,780,859.59
                                                   2014       14.53      15.12      5,831,845.05
                                                   2015       15.12      14.59      5,624,540.44
                                                   2016       14.59      15.40      5,188,070.73
T. Rowe Price Large Cap Growth Investment          2007       14.29      15.41      3,515,295.61
  Division (Class B)..............................
                                                   2008       15.41       8.82      3,604,235.54
                                                   2009        8.82      12.46      3,970,534.93
                                                   2010       12.46      14.37      3,678,828.63
                                                   2011       14.37      14.00      3,523,915.22
                                                   2012       14.00      16.41      3,395,403.28
                                                   2013       16.41      22.49      6,484,456.47
                                                   2014       22.49      24.17      6,147,922.34
                                                   2015       24.17      26.38      6,380,378.67
                                                   2016       26.38      26.46      6,304,089.17
T. Rowe Price Large Cap Growth Investment
  Division (Class B) (formerly RCM Technology
  Investment Division
 (Class B))....................................... 2007        4.98       6.46      3,643,893.87
                                                   2008        6.46       3.54      3,951,772.02
                                                   2009        3.54       5.57      6,605,032.05
                                                   2010        5.57       7.02      7,452,605.10
                                                   2011        7.02       6.25      8,293,969.11
                                                   2012        6.25       6.92      7,942,344.23
                                                   2013        6.92       7.24              0.00
T. Rowe Price Mid Cap Growth Investment Division   2007        8.49       9.86      5,090,130.40
  (Class B).......................................
                                                   2008        9.86       5.87      6,860,173.97
                                                   2009        5.87       8.43      8,896,812.31
                                                   2010        8.43      10.63     10,543,521.65
                                                   2011       10.63      10.33     11,726,128.73
                                                   2012       10.33      11.60     11,397,693.54
                                                   2013       11.60      15.64     10,844,895.76
                                                   2014       15.64      17.42     10,327,747.97
                                                   2015       17.42      18.35     10,275,764.81
                                                   2016       18.35      19.25      9,539,705.33
T. Rowe Price Small Cap Growth Investment          2007       14.94      16.16      1,319,130.58
  Division (Class B)..............................
                                                   2008       16.16      10.16      1,553,144.93
                                                   2009       10.16      13.92      1,973,633.33
                                                   2010       13.92      18.51      2,914,342.13
                                                   2011       18.51      18.54      3,448,513.28
                                                   2012       18.54      21.23      3,334,995.65
                                                   2013       21.23      30.22      3,293,870.13
                                                   2014       30.22      31.83      3,163,635.81
                                                   2015       31.83      32.21      3,305,734.92
                                                   2016       32.21      35.46      3,029,777.84

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
Western Asset Management Strategic Bond            2007       21.06      21.56      5,163,420.43
  Opportunities Investment Division (Class B).....
                                                   2008       21.56      18.05      4,354,047.28
                                                   2009       18.05      23.51      4,288,945.49
                                                   2010       23.51      26.12      4,249,228.87
                                                   2011       26.12      27.30      3,809,961.74
                                                   2012       27.30      30.00      3,545,424.51
                                                   2013       30.00      29.87      3,243,839.73
                                                   2014       29.87      31.06      2,890,110.44
                                                   2015       31.06      30.06      2,557,491.56
                                                   2016       30.06      32.15      6,284,359.42
Western Asset Management Strategic Bond
  Opportunities Investment Division (Class B)
  (formerly Lord Abbett
 Bond Debenture Investment Division (Class B)).... 2007       18.60      19.57      4,120,667.18
                                                   2008       19.57      15.73      3,918,705.43
                                                   2009       15.73      21.25      4,795,673.99
                                                   2010       21.25      23.71      5,207,933.54
                                                   2011       23.71      24.46      5,522,429.14
                                                   2012       24.46      27.28      5,370,333.81
                                                   2013       27.28      29.09      5,443,285.29
                                                   2014       29.09      30.12      5,271,936.00
                                                   2015       30.12      29.10      4,743,807.12
                                                   2016       29.10      30.00              0.00
Western Asset Management U.S. Government           2007       16.47      16.92      5,021,955.31
  Investment Division (Class B)...................
                                                   2008       16.92      16.62      4,769,314.77
                                                   2009       16.62      17.08      5,880,515.48
                                                   2010       17.08      17.80      6,431,005.46
                                                   2011       17.80      18.50      6,310,303.78
                                                   2012       18.50      18.83      6,276,242.56
                                                   2013       18.83      18.43      6,066,931.54
                                                   2014       18.43      18.66      5,524,684.17
                                                   2015       18.66      18.49      5,014,789.22
                                                   2016       18.49      18.44      4,676,725.91






                                                              At 1.50 Separate Account Charge:
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------
American Funds Bond Investment Division (Class 2)  2007         15.41          15.68        4,872,016.01
  (5/1/2006)......................................
                                                   2008         15.68          14.00        4,398,070.70
                                                   2009         14.00          15.53        4,993,122.00
                                                   2010         15.53          16.29        4,748,102.21
                                                   2011         16.29          17.03        4,256,384.37
                                                   2012         17.03          17.67        3,985,089.74
                                                   2013         17.67          17.03        3,779,469.00
                                                   2014         17.03          17.67        3,419,234.31
                                                   2015         17.67          17.45        3,082,110.55
                                                   2016         17.45          17.70        2,988,827.50
American Funds Global Small Capitalization         2007         29.25          34.99        5,518,755.68
  Investment Division (Class 2)...................
                                                   2008         34.99          16.02        6,340,014.81
                                                   2009         16.02          25.46        7,376,589.98
                                                   2010         25.46          30.70        7,743,762.55
                                                   2011         30.70          24.45        8,041,761.60
                                                   2012         24.45          28.46        7,363,012.38
                                                   2013         28.46          35.97        6,676,357.08
                                                   2014         35.97          36.19        6,275,974.03
                                                   2015         36.19          35.74        5,723,908.81
                                                   2016         35.74          35.95        5,200,970.75

                                                    ---------------------------



                                                              At 1.50 Separate Account Charge:
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------
American Funds Growth Investment Division (Class   2007        155.82         172.44        2,357,806.14
  2)..............................................
                                                   2008        172.44          95.17        2,786,511.47
                                                   2009         95.17         130.70        2,969,105.42
                                                   2010        130.70         152.81        2,777,826.76
                                                   2011        152.81         144.10        2,598,642.84
                                                   2012        144.10         167.34        2,346,742.21
                                                   2013        167.34         214.48        2,087,797.76
                                                   2014        214.48         229.26        1,838,299.75
                                                   2015        229.26         241.34        1,590,615.52
                                                   2016        241.34         260.30        1,389,477.60
American Funds Growth-Income Investment Division   2007        113.26         117.20        1,989,561.74
  (Class 2).......................................
                                                   2008        117.20          71.75        2,053,174.67
                                                   2009         71.75          92.76        2,337,384.35
                                                   2010         92.76         101.82        2,535,035.68
                                                   2011        101.82          98.48        2,636,733.23
                                                   2012         98.48         113.96        2,481,403.31
                                                   2013        113.96         149.88        2,235,737.74
                                                   2014        149.88         163.35        2,065,971.05
                                                   2015        163.35         163.26        1,909,121.24
                                                   2016        163.26         179.35        1,747,404.24








2.30 Separate Account Charge......................
                                                          BEGINNING OF
                                                          YEAR             END OF YEAR      NUMBER OF
                                                          ACCUMULATIO  N   ACCUMULATIO  N   ACCUMULATION
INVESTMENT DIVISION...............................  YEAR  UNIT VALUE       UNIT VALUE       UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division    2012  10.12            10.40                0.00
  (Class B) (4/30/2012)...........................
                                                    2013  10.40            11.30                0.00
                                                    2014  11.30            11.86                0.00
                                                    2015  11.86            11.65                0.00
                                                    2016  11.65            11.80                0.00
Allianz Global Investors Dynamic Multi-Asset Plus   2014   0.99             1.03                0.00
  investment Division (Class B) (4/28/2014).......
                                                    2015   1.03             1.00                0.00
                                                    2016   1.00             0.99                0.00
American Funds Bond Investment Division+ (Class     2007  14.05            14.17            9,257.00
  2) (5/1/2006)...................................
                                                    2008  14.17            12.53            7,101.80
                                                    2009  12.53            13.77            7,029.29
                                                    2010  13.77            14.30                4.73
                                                    2011  14.30            14.81                0.00
                                                    2012  14.81            15.23                0.00
                                                    2013  15.23            14.54                0.00
                                                    2014  14.54            14.93                0.00
                                                    2015  14.93            14.61                0.00
                                                    2016  14.61            14.68                0.00

---------------------------



American Funds Global Small Capitalization         2007       26.94      31.92      28,149.24
  Investment Division+ (Class 2)..................
                                                   2008       31.92      14.47      23,694.86
                                                   2009       14.47      22.78      22,122.14
                                                   2010       22.78      27.21       6,180.50
                                                   2011       27.21      21.47           0.00
                                                   2012       21.47      24.76           0.00
                                                   2013       24.76      30.99           0.00
                                                   2014       30.99      30.88           0.00
                                                   2015       30.88      30.22           0.00
                                                   2016       30.22      30.10           0.00
American Funds Growth Investment Division+ (Class  2007      125.35     137.40      11,555.27
  2)..............................................
                                                   2008      137.40      75.11      10,853.89
                                                   2009       75.11     102.18       8,780.01
                                                   2010      102.18     118.33       1,750.10
                                                   2011      118.33     110.54           0.00
                                                   2012      110.54     127.14           0.00
                                                   2013      127.14     161.42           0.00
                                                   2014      161.42     170.91           0.00
                                                   2015      170.91     178.21           0.00
                                                   2016      178.21     190.40           0.00
American Funds Growth-Income Investment Division+  2007       91.12      93.39      13,454.75
  (Class 2).......................................
                                                   2008       93.39      56.63      10,951.54
                                                   2009       56.63      72.52      10,577.71
                                                   2010       72.52      78.85       2,314.64
                                                   2011       78.85      75.54           0.00
                                                   2012       75.54      86.59           0.00
                                                   2013       86.59     112.80           0.00
                                                   2014      112.80     121.78           0.00
                                                   2015      121.78     120.56           0.00
                                                   2016      120.56     131.20           0.00
American Funds(R) Balanced Allocation Investment   2008       10.00       6.96         412.25
  Division (Class C) (4/28/2008)..................
                                                   2009        6.96       8.80      11,907.08
                                                   2010        8.80       9.65       6,042.41
                                                   2011        9.65       9.23      11,987.26
                                                   2012        9.23      10.24      11,987.26
                                                   2013       10.24      11.86       5,090.21
                                                   2014       11.86      12.29           0.00
                                                   2015       12.29      11.93           0.00
                                                   2016       11.93      12.57           0.00
American Funds(R) Growth Allocation Investment     2008        9.99       6.32     111,993.18
  Division (Class C) (4/28/2008)..................
                                                   2009        6.32       8.27     114,287.06
                                                   2010        8.27       9.18      96,059.48
                                                   2011        9.18       8.54      74,611.13
                                                   2012        8.54       9.70       3,236.88
                                                   2013        9.70      11.86       2,622.05
                                                   2014       11.86      12.33           0.00
                                                   2015       12.33      11.96           0.00
                                                   2016       11.96      12.73           0.00

                                                    ---------------------------



American Funds(R) Moderate Allocation Investment   2008       10.01      7.63      11,468.33
  Division (Class C) (4/28/2008)..................
                                                   2009        7.63      9.21      32,417.74
                                                   2010        9.21      9.89      24,077.26
                                                   2011        9.89      9.68       2,044.05
                                                   2012        9.68     10.49      58,864.32
                                                   2013       10.49     11.63       1,369.67
                                                   2014       11.63     12.06           0.00
                                                   2015       12.06     11.70           0.00
                                                   2016       11.70     12.24           0.00
AQR Global Risk Balanced Investment Division       2012       11.05     11.38           0.00
  (Class B) (4/30/2012)...........................
                                                   2013       11.38     10.74           0.00
                                                   2014       10.74     10.92           0.00
                                                   2015       10.92      9.65           0.00
                                                   2016        9.65     10.27           0.00
Baillie Gifford International Stock Investment     2007       15.58     16.76       7,917.55
  Division (Class B)..............................
                                                   2008       16.76      9.13       5,767.09
                                                   2009        9.13     10.87       4,565.85
                                                   2010       10.87     11.36       4,828.95
                                                   2011       11.36      8.86       1,587.82
                                                   2012        8.86     10.34         570.89
                                                   2013       10.34     11.63         130.65
                                                   2014       11.63     10.99           0.00
                                                   2015       10.99     10.50           0.00
                                                   2016       10.50     10.78           0.00
Barclays Aggregate Bond Index Investment Division  2007       12.20     12.72     164,982.41
  (Class B).......................................
                                                   2008       12.72     13.13     106,196.81
                                                   2009       13.13     13.47      96,300.15
                                                   2010       13.47     13.91      89,993.46
                                                   2011       13.91     14.59      48,329.35
                                                   2012       14.59     14.77      41,735.30
                                                   2013       14.77     14.07         820.65
                                                   2014       14.07     14.50           0.00
                                                   2015       14.50     14.19           0.00
                                                   2016       14.19     14.16           0.00
BlackRock Bond Income Investment Division (Class   2007       37.60     38.96      12,697.65
  B)..............................................
                                                   2008       38.96     36.67       9,177.68
                                                   2009       36.67     39.13       8,186.58
                                                   2010       39.13     41.33       8,240.76
                                                   2011       41.33     42.94       3,474.55
                                                   2012       42.94     45.01       2,281.43
                                                   2013       45.01     43.54         510.23
                                                   2014       43.54     45.45           0.00
                                                   2015       45.45     44.57           0.00
                                                   2016       44.57     44.80           0.00
BlackRock Capital Appreciation Investment          2007       24.56     28.42       8,317.88
  Division (Class B)..............................
                                                   2008       28.42     17.58      14,557.19
                                                   2009       17.58     23.46      10,163.65
                                                   2010       23.46     27.39       9,946.90
                                                   2011       27.39     24.31       7,167.21
                                                   2012       24.31     27.10       4,717.63
                                                   2013       27.10     35.47       3,001.86
                                                   2014       35.47     37.66           0.00
                                                   2015       37.66     39.01           0.00
                                                   2016       39.01     38.07           0.00

---------------------------



BlackRock Capital Appreciation Investment
  Division (Class B) (formerly BlackRock Legacy
  Large Cap Growth
 Investment Division (Class B) and before that FI  2007       15.75      15.96          0.00
   Large Cap Investment Division (Class B))
   (5/1/2006).....................................
                                                   2008       15.96       8.58          0.00
                                                   2009        8.58       8.92          0.00
BlackRock Global Tactical Strategies Investment    2012        9.88      10.14          0.00
  Division (Class B) (4/30/2012)..................
                                                   2013       10.14      10.93          0.00
                                                   2014       10.93      11.31          0.00
                                                   2015       11.31      11.04          0.00
                                                   2016       11.04      11.27          0.00
BlackRock Large Cap Value Investment Division      2007       13.83      13.93     27,445.10
  (Class B).......................................
                                                   2008       13.93       8.83     22,432.06
                                                   2009        8.83       9.59     13,124.41
                                                   2010        9.59      10.20     12,861.88
                                                   2011       10.20      10.18      2,392.56
                                                   2012       10.18      11.33        332.33
                                                   2013       11.33      14.59        205.32
                                                   2014       14.59      15.65          0.00
                                                   2015       15.65      14.35          0.00
                                                   2016       14.35      16.56          0.00
BlackRock Ultra-Short Term Bond Investment
  Division (Class B) (formerly BlackRock Money
  Market Investment
 Division (Class B)).............................. 2007       18.51      18.96          0.00
                                                   2008       18.96      19.01      6,331.55
                                                   2009       19.01      18.62      5,711.69
                                                   2010       18.62      18.20      5,714.17
                                                   2011       18.20      17.78      5,711.71
                                                   2012       17.78      17.38          0.00
                                                   2013       17.38      16.98          0.00
                                                   2014       16.98      16.60          0.00
                                                   2015       16.60      16.22          0.00
                                                   2016       16.22      15.87          0.00
Clarion Global Real Estate Investment Division     2007       18.99      15.77     80,509.83
  (Class B).......................................
                                                   2008       15.77       8.98     43,231.44
                                                   2009        8.98      11.83     40,055.85
                                                   2010       11.83      13.43     24,505.95
                                                   2011       13.43      12.39     14,183.25
                                                   2012       12.39      15.25      1,028.99
                                                   2013       15.25      15.43      2,863.99
                                                   2014       15.43      17.08          0.00
                                                   2015       17.08      16.46          0.00
                                                   2016       16.46      16.23          0.00
ClearBridge Aggressive Growth Investment Division  2007        7.38       7.38      9,416.59
  (Class B).......................................
                                                   2008        7.38       4.39      9,644.05
                                                   2009        4.39       5.71      4,797.99
                                                   2010        5.71       6.91      3,802.41
                                                   2011        6.91       6.97      2,883.18
                                                   2012        6.97       8.07        335.51
                                                   2013        8.07      11.49          0.00
                                                   2014       11.49      13.35          0.00
                                                   2015       13.35      12.52          0.00
                                                   2016       12.52      12.56          0.00

                                                    ---------------------------



ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly ClearBridge Aggressive Growth
  II
 Investment Division (Class B)) (4/30/2007)....... 2007       116.32      141.83      1,112.92
                                                   2008       141.83       80.39      6,337.55
                                                   2009        80.39      112.23      5,447.79
                                                   2010       112.23      119.98      4,669.92
                                                   2011       119.98      108.41      1,571.12
                                                   2012       108.41      129.79        529.50
                                                   2013       129.79      163.35        204.55
                                                   2014       163.35      169.62          0.00
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge
  Aggressive
 Growth Investment Division (Class B) and before
   that Legg Mason Value Equity Investment Division
   (Class B)
 and before that MFS(R) Investors Trust            2007         9.35        8.60        454.92
   Investment Division (Class B)) (Class B).......
                                                   2008         8.60        3.81        454.01
                                                   2009         3.81        5.14        453.99
                                                   2010         5.14        5.39        465.61
                                                   2011         5.39        5.72          0.00
Frontier Mid Cap Growth Investment Division        2007        35.96       42.25      1,604.22
  (Class B).......................................
                                                   2008        42.25       22.36      5,150.56
                                                   2009        22.36       32.57      4,551.30
                                                   2010        32.57       36.61      4,237.52
                                                   2011        36.61       34.61        653.21
                                                   2012        34.61       37.44        192.85
                                                   2013        37.44       48.46        120.89
                                                   2014        48.46       52.51          0.00
                                                   2015        52.51       52.65          0.00
                                                   2016        52.65       54.10          0.00
Harris Oakmark International Investment Division   2007        19.07       18.43     37,386.16
  (Class B).......................................
                                                   2008        18.43       10.64     17,901.75
                                                   2009        10.64       16.13     14,682.63
                                                   2010        16.13       18.35     16,577.67
                                                   2011        18.35       15.38      9,337.47
                                                   2012        15.38       19.42      1,730.62
                                                   2013        19.42       24.77        983.35
                                                   2014        24.77       22.81          0.00
                                                   2015        22.81       21.28          0.00
                                                   2016        21.28       22.50          0.00
Invesco Balanced-Risk Allocation Investment        2012         1.01        1.04          0.00
  Division (Class B) (4/30/2012)..................
                                                   2013         1.04        1.03          0.00
                                                   2014         1.03        1.06          0.00
                                                   2015         1.06        1.00          0.00
                                                   2016         1.00        1.09          0.00
Invesco Mid Cap Value Investment Division (Class   2007        24.35       24.55     34,211.63
  B)..............................................
                                                   2008        24.55       12.60     24,143.27
                                                   2009        12.60       18.19     19,651.37
                                                   2010        18.19       22.41     17,533.27
                                                   2011        22.41       20.44      8,148.49
                                                   2012        20.44       22.54          0.00
Invesco Mid Cap Value Investment Division (Class   2012        22.43       22.92      2,854.89
  B)..............................................
                                                   2013        22.92       29.18        771.39
                                                   2014        29.18       31.27          0.00
                                                   2015        31.27       27.81          0.00
                                                   2016        27.81       31.40          0.00

---------------------------



Invesco Small Cap Growth Investment Division       2007       13.96      15.15      5,026.02
  (Class B).......................................
                                                   2008       15.15       9.07      1,675.61
                                                   2009        9.07      11.86      1,727.70
                                                   2010       11.86      14.63      3,246.29
                                                   2011       14.63      14.14        212.11
                                                   2012       14.14      16.34        208.00
                                                   2013       16.34      22.39        193.98
                                                   2014       22.39      23.61          0.00
                                                   2015       23.61      22.68          0.00
                                                   2016       22.68      24.70          0.00
Jennison Growth Investment Division (Class B)..... 2007        4.65       5.06     11,750.99
                                                   2008        5.06       3.14     18,853.62
                                                   2009        3.14       4.28     15,098.89
                                                   2010        4.28       4.65     16,993.57
                                                   2011        4.65       4.56      1,981.35
                                                   2012        4.56       5.15        672.28
                                                   2013        5.15       6.88          0.00
                                                   2014        6.88       7.31          0.00
                                                   2015        7.31       7.90          0.00
                                                   2016        7.90       7.71          0.00
Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation
  Investment Division
 (Class B)) (5/1/2005)............................ 2007        8.68       9.70      2,709.85
                                                   2008        9.70       5.12      4,618.19
                                                   2009        5.12       7.19      3,783.20
                                                   2010        7.19       7.69      1,895.10
                                                   2011        7.69       7.41        158.67
                                                   2012        7.41       8.31          0.00
JPMorgan Global Active Allocation Investment       2012        1.01       1.04          0.00
  Division (Class B) (4/30/2012)..................
                                                   2013        1.04       1.13          0.00
                                                   2014        1.13       1.18          0.00
                                                   2015        1.18       1.16          0.00
                                                   2016        1.16       1.17          0.00
Loomis Sayles Global Markets Investment Division   2013       12.44      13.59          0.00
  (Class B) (4/29/2013)...........................
                                                   2014       13.59      13.74          0.00
                                                   2015       13.74      13.60          0.00
                                                   2016       13.60      13.92          0.00
Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income
  Investment Division
 (Class B)) (4/28/2008)........................... 2008        9.99       7.93        218.39
                                                   2009        7.93       9.91      5,230.87
                                                   2010        9.91      10.83     10,361.15
                                                   2011       10.83      10.81          0.00
                                                   2012       10.81      11.88         85.12
                                                   2013       11.88      12.37          0.00
Loomis Sayles Small Cap Core Investment Division   2007       28.58      31.18      8,345.65
  (Class B).......................................
                                                   2008       31.18      19.48      7,015.22
                                                   2009       19.48      24.73      6,016.67
                                                   2010       24.73      30.75      4,921.81
                                                   2011       30.75      30.15      3,835.33
                                                   2012       30.15      33.67        429.08
                                                   2013       33.67      46.29         93.71
                                                   2014       46.29      46.83          0.00
                                                   2015       46.83      44.96          0.00
                                                   2016       44.96      52.28          0.00

                                                    ---------------------------



Loomis Sayles Small Cap Growth Investment          2007       10.32      10.52      3,786.65
  Division (Class B)..............................
                                                   2008       10.52       6.03      3,041.61
                                                   2009        6.03       7.64      1,815.08
                                                   2010        7.64       9.81      2,282.53
                                                   2011        9.81       9.85        225.77
                                                   2012        9.85      10.68          0.00
                                                   2013       10.68      15.49          0.00
                                                   2014       15.49      15.28          0.00
                                                   2015       15.28      15.14          0.00
                                                   2016       15.14      15.69          0.00
Met/Artisan Mid Cap Value Investment Division      2007       34.58      31.40     10,632.92
  (Class B).......................................
                                                   2008       31.40      16.53      9,683.33
                                                   2009       16.53      22.81      9,928.94
                                                   2010       22.81      25.58      7,417.85
                                                   2011       25.58      26.62      7,451.42
                                                   2012       26.62      29.03        968.59
                                                   2013       29.03      38.72        647.84
                                                   2014       38.72      38.48          0.00
                                                   2015       38.48      33.97          0.00
                                                   2016       33.97      40.71          0.00
Met/Franklin Low Duration Total Return Investment  2011        9.98       9.70          0.00
  Division (Class B) (5/2/2011)...................
                                                   2012        9.70       9.90          0.00
                                                   2013        9.90       9.79          0.00
                                                   2014        9.79       9.66          0.00
                                                   2015        9.66       9.39          0.00
                                                   2016        9.39       9.46          0.00
Met/Wellington Balanced Investment Division        2007       34.94      36.06      6,540.78
  (Class B) (formerly WMC Balanced Investment
  Division (Class B)).............................
                                                   2008       36.06      26.44      4,369.81
                                                   2009       26.44      30.23      3,973.04
                                                   2010       30.23      32.30      3,538.65
                                                   2011       32.30      32.70      1,896.79
                                                   2012       32.70      35.82        674.46
                                                   2013       35.82      42.10        475.34
                                                   2014       42.10      45.38          0.00
                                                   2015       45.38      45.36          0.00
                                                   2016       45.36      47.32          0.00
Met/Wellington Core Equity Opportunities
  Investment Division (Class B) (formerly WMC Core
  Equity Opportunities
 Investment Division (Class B))................... 2007       33.70      34.36     22,729.70
                                                   2008       34.36      20.30     13,575.92
                                                   2009       20.30      26.12     11,771.85
                                                   2010       26.12      28.52      9,907.88
                                                   2011       28.52      26.68      6,085.03
                                                   2012       26.68      29.36      2,283.99
                                                   2013       29.36      38.27      1,268.02
                                                   2014       38.27      41.27          0.00
                                                   2015       41.27      41.20          0.00
                                                   2016       41.20      43.10          0.00
Met/Wellington Large Cap Research Investment
  Division (Class B) (formerly WMC Large Cap
  Research Investment
 Division (Class B) and before that BlackRock      2007       60.76      63.54          0.00
   Large Cap Investment Division (Class B)).......

---------------------------



Met/Wellington Large Cap Research Investment
  Division (Class B) (formerly WMC Large Cap
  Research Investment
 Division* (Class B))............................. 2007       63.00      63.16        368.02
                                                   2008       63.16      38.69        807.79
                                                   2009       38.69      45.07        693.76
                                                   2010       45.07      49.53        796.37
                                                   2011       49.53      48.53        199.13
                                                   2012       48.53      53.78          0.00
                                                   2013       53.78      70.58          0.00
                                                   2014       70.58      78.29          0.00
                                                   2015       78.29      79.95          0.00
                                                   2016       79.95      84.60          0.00
MetLife Asset Allocation 100 Investment Division   2011       11.52       9.80     13,700.12
  (Class B).......................................
                                                   2012        9.80      11.18     12,052.85
                                                   2013       11.18      14.15          0.00
                                                   2014       14.15      14.54          0.00
                                                   2015       14.54      13.92          0.00
                                                   2016       13.92      14.83          0.00
MetLife Asset Allocation 100 Investment Division
  (Class B) (formerly MetLife Aggressive Allocation
  Investment
 Division (Class B)) (5/1/2005)................... 2007       12.52      12.64     24,687.28
                                                   2008       12.64       7.35     21,574.44
                                                   2009        7.35       9.45     36,464.21
                                                   2010        9.45      10.68     34,750.74
                                                   2011       10.68      11.55          0.00
MetLife Asset Allocation 20 Investment Division    2007       10.69      11.03      2,357.64
  (Class B) (5/1/2005)............................
                                                   2008       11.03       9.23      3,329.81
                                                   2009        9.23      10.87     12,640.10
                                                   2010       10.87      11.69     12,602.11
                                                   2011       11.69      11.79      2,131.99
                                                   2012       11.79      12.58          0.00
                                                   2013       12.58      12.82          0.00
                                                   2014       12.82      13.09          0.00
                                                   2015       13.09      12.72          0.00
                                                   2016       12.72      12.99          0.00
MetLife Asset Allocation 40 Investment Division    2007       11.17      11.45    213,396.47
  (Class B) (5/1/2005)............................
                                                   2008       11.45       8.77    140,729.65
                                                   2009        8.77      10.60    129,842.31
                                                   2010       10.60      11.55    102,168.09
                                                   2011       11.55      11.41     20,295.40
                                                   2012       11.41      12.42     25,152.38
                                                   2013       12.42      13.47     15,251.94
                                                   2014       13.47      13.81          0.00
                                                   2015       13.81      13.35          0.00
                                                   2016       13.35      13.84          0.00
MetLife Asset Allocation 60 Investment Division    2007       11.67      11.90    384,431.59
  (Class B) (5/1/2005)............................
                                                   2008       11.90       8.30    210,997.07
                                                   2009        8.30      10.26    201,032.98
                                                   2010       10.26      11.35    179,503.37
                                                   2011       11.35      10.94    128,655.59
                                                   2012       10.94      12.11    118,762.91
                                                   2013       12.11      13.96     18,795.86
                                                   2014       13.96      14.33          0.00
                                                   2015       14.33      13.83          0.00
                                                   2016       13.83      14.48          0.00
MetLife Asset Allocation 80 Investment Division
  (Class A) (formerly MetLife Growth Strategy
  Investment Division
 (Class B)) (4/29/2013)........................... 2013       11.11      12.59          0.00
                                                   2014       12.59      12.50          0.00

                                                    ---------------------------



MetLife Asset Allocation 80 Investment Division    2007       12.17      12.35      397,849.27
  (Class B) (5/1/2005)............................
                                                   2008       12.35       7.83      104,859.66
                                                   2009        7.83       9.88      126,014.39
                                                   2010        9.88      11.07       85,467.68
                                                   2011       11.07      10.41       53,725.29
                                                   2012       10.41      11.74       22,790.02
                                                   2013       11.74      14.27       12,362.32
                                                   2014       14.27      14.67        1,036.29
                                                   2015       14.67      14.09            0.00
                                                   2016       14.09      14.89            0.00
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment
  Division (Class B)
 and before that Met/Franklin Templeton Founding   2008        9.99       6.99            0.00
   Strategy Investment Division (Class B))
   (4/28/2008)....................................
                                                   2009        6.99       8.78        1,691.37
                                                   2010        8.78       9.44            7.31
                                                   2011        9.44       9.06            0.00
                                                   2012        9.06      10.28            0.00
                                                   2013       10.28      11.04            0.00
MetLife Balanced Plus Investment Division (Class   2012        9.91      10.30            0.00
  B) (4/30/2012)..................................
                                                   2013       10.30      11.52            0.00
                                                   2014       11.52      12.34            0.00
                                                   2015       12.34      11.57            0.00
                                                   2016       11.57      12.25            0.00
MetLife Mid Cap Stock Index Investment Division    2007       14.72      15.47       34,384.52
  (Class B).......................................
                                                   2008       15.47       9.62       32,274.06
                                                   2009        9.62      12.85       27,712.70
                                                   2010       12.85      15.83       22,143.89
                                                   2011       15.83      15.13       11,560.20
                                                   2012       15.13      17.35        3,700.78
                                                   2013       17.35      22.52          115.73
                                                   2014       22.52      24.04            0.00
                                                   2015       24.04      22.88            0.00
                                                   2016       22.88      26.86            0.00
MetLife Multi-Index Targeted Risk Investment       2013       10.75      11.17            0.00
  Division (Class B) (4/29/2013)..................
                                                   2014       11.17      11.92            0.00
                                                   2015       11.92      11.51            0.00
                                                   2016       11.51      11.74            0.00
MetLife Stock Index Investment Division (Class B). 2007       36.97      37.93       85,289.32
  .
                                                   2008       37.93      23.25       84,347.16
                                                   2009       23.25      28.61       71,716.73
                                                   2010       28.61      32.01       63,378.77
                                                   2011       32.01      31.80       31,444.34
                                                   2012       31.80      35.87       14,187.01
                                                   2013       35.87      46.16          901.23
                                                   2014       46.16      51.02            0.00
                                                   2015       51.02      50.32            0.00
                                                   2016       50.32      54.77            0.00
MFS(R) Research International Investment Division  2007       15.20      16.83       20,401.23
  (Class B).......................................
                                                   2008       16.83       9.48       16,044.22
                                                   2009        9.48      12.19       13,178.08
                                                   2010       12.19      13.27       14,416.07
                                                   2011       13.27      11.58        2,698.77
                                                   2012       11.58      13.20          515.21
                                                   2013       13.20      15.39            0.00
                                                   2014       15.39      13.99            0.00
                                                   2015       13.99      13.43            0.00
                                                   2016       13.43      13.01            0.00

---------------------------



MFS(R) Total Return Investment Division (Class B). 2007       37.49      38.14      8,629.69
  .
                                                   2008       38.14      28.94      6,112.80
                                                   2009       28.94      33.46      6,808.48
                                                   2010       33.46      35.90      2,357.63
                                                   2011       35.90      35.84        132.21
                                                   2012       35.84      38.99          0.00
                                                   2013       38.99      45.23          0.00
                                                   2014       45.23      47.89          0.00
                                                   2015       47.89      46.62          0.00
                                                   2016       46.62      49.62          0.00
MFS(R) Value Investment Division (Class B)........ 2007       13.71      12.86     24,430.23
                                                   2008       12.86       8.33     12,126.59
                                                   2009        8.33       9.81     10,686.78
                                                   2010        9.81      10.66     10,556.28
                                                   2011       10.66      10.49     18,744.75
                                                   2012       10.49      11.92        315.62
                                                   2013       11.92      15.78        345.21
                                                   2014       15.78      17.05          0.00
                                                   2015       17.05      16.60          0.00
                                                   2016       16.60      18.51          0.00
MFS(R) Value Investment Division (Class B)         2007       27.52      27.95      5,072.74
  (formerly FI Value Leaders Investment Division
  (Class B))......................................
                                                   2008       27.95      16.63      4,622.22
                                                   2009       16.63      19.74      3,951.38
                                                   2010       19.74      22.05      3,895.47
                                                   2011       22.05      20.17      2,813.46
                                                   2012       20.17      22.76        429.42
                                                   2013       22.76      24.99          0.00
MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment
  Division (Class B))
 (4/28/2008)...................................... 2008        9.99       6.55          0.00
                                                   2009        6.55       8.00      1,120.63
                                                   2010        8.00       8.68      2,803.17
                                                   2011        8.68       8.44        209.41
                                                   2012        8.44       9.39          0.00
                                                   2013        9.39      10.26          0.00
Morgan Stanley Mid Cap Growth Investment Division  2010       11.43      13.20      3,708.10
  (Class B).......................................
                                                   2011       13.20      12.00      1,301.57
                                                   2012       12.00      12.82        480.01
                                                   2013       12.82      17.42        406.77
                                                   2014       17.42      17.19        456.15
                                                   2015       17.19      15.96          0.00
                                                   2016       15.96      14.27          0.00
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities
  Investment
 Division (Class B)).............................. 2007       17.47      18.45      8,128.61
                                                   2008       18.45       8.03      7,520.42
                                                   2009        8.03      10.49      4,004.17
                                                   2010       10.49      11.31          0.00
MSCI EAFE(R) Index Investment Division (Class B).. 2007       14.23      15.37     70,746.36
  .
                                                   2008       15.37       8.68     60,820.49
                                                   2009        8.68      10.88     53,870.09
                                                   2010       10.88      11.48     47,299.74
                                                   2011       11.48       9.80     23,190.21
                                                   2012        9.80      11.30     14,725.72
                                                   2013       11.30      13.42      1,610.71
                                                   2014       13.42      12.29          0.00
                                                   2015       12.29      11.86          0.00
                                                   2016       11.86      11.71          0.00

                                                    ---------------------------



Neuberger Berman Genesis Investment Division      2007       20.11      18.93      45,574.31
  (Class B).......................................
                                                  2008       18.93      11.36      31,573.50
                                                  2009       11.36      12.53      26,631.27
                                                  2010       12.53      14.86      25,275.69
                                                  2011       14.86      15.32      11,940.15
                                                  2012       15.32      16.43       1,961.11
                                                  2013       16.43      22.19       1,004.22
                                                  2014       22.19      21.62           0.00
                                                  2015       21.62      21.21           0.00
                                                  2016       21.21      24.54           0.00
Neuberger Berman Genesis Investment Division      2007       15.59      14.82       3,369.92
  (Class B) (formerly MLA Mid Cap Investment
  Division (Class B)).............................
                                                  2008       14.82       8.93       3,398.11
                                                  2009        8.93      11.94       2,095.94
                                                  2010       11.94      14.34       2,077.73
                                                  2011       14.34      13.28         270.47
                                                  2012       13.28      13.66         270.47
                                                  2013       13.66      14.77           0.00
Oppenheimer Global Equity Investment Division
  (Class B) (formerly Met/Templeton Growth
  Investment Division
 (Class B)) (4/28/2008).......................... 2008        9.99       6.52           0.00
                                                  2009        6.52       8.46           0.00
                                                  2010        8.46       8.90           0.00
                                                  2011        8.90       8.10           0.00
                                                  2012        8.10       9.67         109.09
                                                  2013        9.67      10.25           0.00
Oppenheimer Global Equity Investment Division*    2007       17.67      18.34       8,128.40
  (Class B).......................................
                                                  2008       18.34      10.65       9,320.55
                                                  2009       10.65      14.55       9,028.03
                                                  2010       14.55      16.49       8,516.20
                                                  2011       16.49      14.76       5,883.98
                                                  2012       14.76      17.48          87.51
                                                  2013       17.48      21.71          70.13
                                                  2014       21.71      21.68           0.00
                                                  2015       21.68      22.02           0.00
                                                  2016       22.02      21.56           0.00
PanAgora Global Diversified Risk Investment       2014        0.99       1.02           0.00
  Division (Class B) (4/28/2014)..................
                                                  2015        1.02       0.95           0.00
                                                  2016        0.95       1.03           0.00
PIMCO Inflation Protected Bond Investment         2007       10.74      11.63       5,173.12
  Division (Class B) (5/1/2006)...................
                                                  2008       11.63      10.58      52,328.27
                                                  2009       10.58      12.20      59,007.34
                                                  2010       12.20      12.85      42,735.27
                                                  2011       12.85      13.96      26,096.84
                                                  2012       13.96      14.89      13,879.69
                                                  2013       14.89      13.20       2,134.80
                                                  2014       13.20      13.27           0.00
                                                  2015       13.27      12.57           0.00
                                                  2016       12.57      12.89           0.00

---------------------------



PIMCO Total Return Investment Division (Class B).. 2007       11.91      12.52      34,418.86
  .
                                                   2008       12.52      12.29      35,120.75
                                                   2009       12.29      14.17      31,646.98
                                                   2010       14.17      14.98      42,914.23
                                                   2011       14.98      15.11      23,741.63
                                                   2012       15.11      16.13      14,419.09
                                                   2013       16.13      15.46       2,765.91
                                                   2014       15.46      15.74           0.00
                                                   2015       15.74      15.39           0.00
                                                   2016       15.39      15.43           0.00
Pyramis(R) Government Income Investment Division   2012       10.67      10.77           0.00
  (Class B) (4/30/2012)...........................
                                                   2013       10.77      10.05           0.00
                                                   2014       10.05      10.56           0.00
                                                   2015       10.56      10.37           0.00
                                                   2016       10.37      10.26           0.00
Pyramis(R) Managed Risk Investment Division        2013       10.21      10.68           0.00
  (Class B) (4/29/2013)...........................
                                                   2014       10.68      11.34           0.00
                                                   2015       11.34      10.94           0.00
                                                   2016       10.94      11.18           0.00
Russell 2000(R) Index Investment Division (Class   2007       17.09      16.41      33,390.67
  B)..............................................
                                                   2008       16.41      10.64      24,804.11
                                                   2009       10.64      13.06      20,687.61
                                                   2010       13.06      16.16      18,681.62
                                                   2011       16.16      15.12       5,528.29
                                                   2012       15.12      17.14       2,158.83
                                                   2013       17.14      23.15         180.13
                                                   2014       23.15      23.71           0.00
                                                   2015       23.71      22.13           0.00
                                                   2016       22.13      26.16           0.00
Schroders Global Multi-Asset Investment Division   2012        1.01       1.06           0.00
  (Class B) (4/30/2012)...........................
                                                   2013        1.06       1.14           0.00
                                                   2014        1.14       1.20           0.00
                                                   2015        1.20       1.16           0.00
                                                   2016        1.16       1.20           0.00
SSGA Growth and Income ETF Investment Division     2007       11.03      11.36         245.33
  (Class B) (5/1/2006)............................
                                                   2008       11.36       8.32       1,439.57
                                                   2009        8.32      10.15       1,728.44
                                                   2010       10.15      11.14       5,809.92
                                                   2011       11.14      11.00       1,947.00
                                                   2012       11.00      12.13       1,976.56
                                                   2013       12.13      13.39           0.00
                                                   2014       13.39      13.84           0.00
                                                   2015       13.84      13.26           0.00
                                                   2016       13.26      13.71           0.00
SSGA Growth ETF Investment Division (Class B)      2007       11.28      11.65      12,944.63
  (5/1/2006)......................................
                                                   2008       11.65       7.63         614.50
                                                   2009        7.63       9.62         505.52
                                                   2010        9.62      10.74         650.95
                                                   2011       10.74      10.27         642.79
                                                   2012       10.27      11.54         637.66
                                                   2013       11.54      13.32         632.85
                                                   2014       13.32      13.72           0.00
                                                   2015       13.72      13.10           0.00
                                                   2016       13.10      13.68           0.00

                                                    ---------------------------



T. Rowe Price Large Cap Growth Investment          2007       13.12      13.99      10,385.59
  Division (Class B)..............................
                                                   2008       13.99       7.93      12,169.18
                                                   2009        7.93      11.09      10,461.41
                                                   2010       11.09      12.65       6,889.79
                                                   2011       12.65      12.20      12,528.63
                                                   2012       12.20      14.14       1,888.93
                                                   2013       14.14      19.18       1,143.38
                                                   2014       19.18      20.40           0.00
                                                   2015       20.40      22.03           0.00
                                                   2016       22.03      21.86           0.00
T. Rowe Price Large Cap Growth Investment
  Division (Class B) (formerly RCM Technology
  Investment Division
 (Class B))....................................... 2007        4.68       6.01      42,291.29
                                                   2008        6.01       3.26      43,620.83
                                                   2009        3.26       5.07      40,382.60
                                                   2010        5.07       6.33      36,613.79
                                                   2011        6.33       5.57       7,905.03
                                                   2012        5.57       6.10         641.52
                                                   2013        6.10       6.36           0.00
T. Rowe Price Mid Cap Growth Investment Division   2007        7.98       9.18      41,537.89
  (Class B).......................................
                                                   2008        9.18       5.40      48,436.73
                                                   2009        5.40       7.68      45,199.89
                                                   2010        7.68       9.58      42,154.34
                                                   2011        9.58       9.21      22,667.44
                                                   2012        9.21      10.23         250.88
                                                   2013       10.23      13.66           0.00
                                                   2014       13.66      15.06           0.00
                                                   2015       15.06      15.70           0.00
                                                   2016       15.70      16.29           0.00
T. Rowe Price Small Cap Growth Investment          2007       13.48      14.42       3,920.01
  Division (Class B)..............................
                                                   2008       14.42       8.97       4,219.15
                                                   2009        8.97      12.16       6,530.70
                                                   2010       12.16      16.00       8,053.92
                                                   2011       16.00      15.87       4,312.19
                                                   2012       15.87      17.97       2,203.92
                                                   2013       17.97      25.32           0.00
                                                   2014       25.32      26.39           0.00
                                                   2015       26.39      26.43           0.00
                                                   2016       26.43      28.79           0.00
Western Asset Management Strategic Bond            2007       18.53      18.78      31,440.86
  Opportunities Investment Division (Class B).....
                                                   2008       18.78      15.55      23,086.19
                                                   2009       15.55      20.05      18,905.10
                                                   2010       20.05      22.04      25,124.00
                                                   2011       22.04      22.79      18,850.56
                                                   2012       22.79      24.79       7,419.46
                                                   2013       24.79      24.42           0.00
                                                   2014       24.42      25.13           0.00
                                                   2015       25.13      24.07           0.00
                                                   2016       24.07      25.47           0.00

---------------------------



Western Asset Management Strategic Bond
  Opportunities Investment Division (Class B)
  (formerly Lord Abbett
 Bond Debenture Investment Division (Class B)).... 2007       16.63      17.31      19,214.94
                                                   2008       17.31      13.77      18,982.21
                                                   2009       13.77      18.41      17,167.88
                                                   2010       18.41      20.32      10,542.47
                                                   2011       20.32      20.75       6,844.46
                                                   2012       20.75      22.90         663.91
                                                   2013       22.90      24.16           0.00
                                                   2014       24.16      24.75           0.00
                                                   2015       24.75      23.66           0.00
                                                   2016       23.66      24.31           0.00
Western Asset Management U.S. Government           2007       14.49      14.73      18,818.23
  Investment Division (Class B)...................
                                                   2008       14.73      14.32      21,805.55
                                                   2009       14.32      14.57      18,691.73
                                                   2010       14.57      15.02      17,270.73
                                                   2011       15.02      15.45       7,246.18
                                                   2012       15.45      15.56         547.23
                                                   2013       15.56      15.07           0.00
                                                   2014       15.07      15.10           0.00
                                                   2015       15.10      14.80           0.00
                                                   2016       14.80      14.61           0.00






                                                              At 2.55 Separate Account Charge:
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------
American Funds Bond Investment Division (Class 2)  2007         13.92          14.02          7,845.31
  (5/1/2006)......................................
                                                   2008         14.02          12.39          4,754.23
                                                   2009         12.39          13.60          3,374.12
                                                   2010         13.60          14.11          3,029.74
                                                   2011         14.11          14.59          2,685.16
                                                   2012         14.59          14.99          1,451.34
                                                   2013         14.99          14.30            884.55
                                                   2014         14.30          14.67              0.00
                                                   2015         14.67          14.34              0.00
                                                   2016         14.34          14.39              0.00
American Funds Global Small Capitalization         2007         26.71          31.61         52,489.35
  Investment Division (Class 2)...................
                                                   2008         31.61          14.32         47,184.56
                                                   2009         14.32          22.52         42,773.75
                                                   2010         22.52          26.87         38,481.76
                                                   2011         26.87          21.18         16,878.39
                                                   2012         21.18          24.40          6,976.44
                                                   2013         24.40          30.51          2,349.77
                                                   2014         30.51          30.37              0.00
                                                   2015         30.37          29.69              0.00
                                                   2016         29.69          29.55              0.00
American Funds Growth Investment Division (Class   2007        122.51         134.15         16,934.86
  2)..............................................
                                                   2008        134.15          73.26         14,663.23
                                                   2009         73.26          99.56         13,515.46
                                                   2010         99.56         115.19         12,913.96
                                                   2011        115.19         107.49          6,492.23
                                                   2012        107.49         123.52          3,444.63
                                                   2013        123.52         156.66            582.18
                                                   2014        156.66         165.71              0.00
                                                   2015        165.71         172.62              0.00
                                                   2016        172.62         184.24              0.00

                                                    ---------------------------



                                                              At 2.55 Separate Account Charge:
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------
American Funds Growth-Income Investment Division   2007         89.06          91.18          23,431.93
  (Class 2).......................................
                                                   2008         91.18          55.23          16,761.80
                                                   2009         55.23          70.67          15,064.49
                                                   2010         70.67          76.76          12,576.45
                                                   2011         76.76          73.46           5,286.13
                                                   2012         73.46          84.12           1,344.56
                                                   2013         84.12         109.48             459.97
                                                   2014        109.48         118.07               0.00
                                                   2015        118.07         116.77               0.00
                                                   2016        116.77         126.95               0.00


 * We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Met/Wellington Large Cap Research Portfolio and Oppenheimer Global Equity Portfolio.


+ The Accumulation Unit Values for this American Funds(R) Investment Division are calculated with an additional .15% Separate Account charge which was in effect prior to May 1, 2004




Please see the Table of Expenses for more information.



The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.



The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.




The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.



The assets of the FI Value Leaders Investment Division of the Metropolitan Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.



The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.



The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.



The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.



The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

---------------------------

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division. The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.



The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.



The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.



The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.



The assets of Legg Mason Value Equity Investment Division of the Met Investors Fund were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.



The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.



The assets of FI Mid Cap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.



The assets of FI Large Cap Investment Division of the Metropolitan Fund were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.



The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.



The assets of the MFS(R) Investors Trust Investment Division of the Metropolitan Fund were merged into the Legg Mason Value Equity Investment Division of the Met Investors Fund prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.



The assets in Met/Putnam Voyager Investment Division of the Metropolitan Fund were merged into Jennison Growth Investment Division of the Metropolitan Fund prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

                                                    ---------------------------

---------------------------

Appendix C


Portfolio Legal Names and Marketing Names



Series Fund/Trust                     Legal Name of Portfolio Series     Marketing Name
 American Funds Insurance Series(R)   Bond Fund                          American Funds BondFund
 American Funds Insurance Series(R)   Global Small Capitalization Fund   American Funds Global Small Capitalization Fund
 American Funds Insurance Series(R)   Growth - Income Fund               American Funds Growth-Income Fund
 American Funds Insurance Series(R)   Growth Fund                        American Funds Growth Fund

                                                    ---------------------------

Appendix D


Additional Information Regarding the Portfolios



The Trusts and Portfolios below were subject to a name change. The charts identify the former name and new name of each of these Trusts/Portfolios.



Trust Name Change





      Former Trust Name              New Trust Name
----------------------------- ---------------------------
 Met Investors Series Trust   Brighthouse Funds Trust I
 Metropolitan Series Fund     Brighthouse Funds Trust II




Portfolio Name Change





                 Former Portfolio                                      New Portfolio
-------------------------------------------------- ----------------------------------------------------
Met Investors Series Trust                         Brighthouse Funds Trust I
 Met/Franklin Low Duration Total Return Portfolio  Brighthouse/Franklin Low Duration Total Return
                                                   Portfolio
 Met/Wellington Large Cap Research Portfolio       Brighthouse/Wellington Large Cap Research Portfolio
 MetLife Asset Allocation 100 Portfolio            Brighthouse Asset Allocation 100 Portfolio
 MetLife Balanced Plus Portfolio                   Brighthouse Balanced Plus Portfolio
Metropolitan Series Fund                           Brighthouse Funds Trust II
 Barclays Aggregate Bond Index Portfolio           MetLife Aggregate Bond Index Portfolio
 Met/Artisan Mid Cap Value Portfolio               Brighthouse/Artisan Mid Cap Value Portfolio
 Met/Wellington Balanced Portfolio                 Brighthouse/Wellington Balanced Portfolio
 Met/Wellington Core Equity Opportunities          Brighthouse/Wellington Core Equity Opportunities
   Portfolio                                       Portfolio
 MetLife Asset Allocation 20 Portfolio             Brighthouse Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio             Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio             Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio             Brighthouse Asset Allocation 80 Portfolio
 MSCI EAFE(R) Index Portfolio                      MetLife MSCI EAFE(R) Index Portfolio
 Russell 2000(R) Index Portfolio                   MetLife Russell 2000(R) Index Portfolio

---------------------------

                           Request For a Statement of

                    Additional Information/Change of Address



If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.




[ ] Preference Plus Select(R) Variable Annuity


[ ] Brighthouse Funds Trust I


[ ] Brighthouse Funds Trust II



[ ] American Funds Insurance Series(R)


[ ] I have changed my address. My current address is:



-----------------------
    (Contract Number)       Name ----------------------------------------------
                            Address ---------------------------------------------
                             --------------------------------------------------
-----------------------
        (Signature)                                                            zip


Metropolitan Life Insurance Company


Attn: Fulfillment Unit -  PPS
P.O. Box 10342
Des Moines, IA 50306-0342

                      METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT E


           PREFERENCE PLUS SELECT(Reg. TM) VARIABLE ANNUITY CONTRACTS


                      STATEMENT OF ADDITIONAL INFORMATION



                                FORM N-4 PART B



                                  MAY 1, 2017

This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Variable Annuities dated May 1, 2017, and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life Insurance Company, Attn:
Fulfillment Unit-PPS, PO Box 10342, Des Moines, IA 50306-0342.

Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Contracts dated May 1, 2017.

                               TABLE OF CONTENTS


                                                                                    PAGE
                                                                                   -----
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................................    2
PRINCIPAL UNDERWRITER.............................................................    2
CUSTODIAN.........................................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.................................    2
EXPERIENCE FACTOR.................................................................    2
VARIABLE INCOME PAYMENTS..........................................................    3
   Assumed Investment Return (AIR)................................................    3
   Amount of Income Payments......................................................    3
   Annuity Unit Value.............................................................    4
   Reallocation Privilege.........................................................    4
CALCULATING THE ANNUITY UNIT VALUE................................................    5
   Determining the Variable Income Payment........................................    6
ADVERTISEMENT OF THE SEPARATE ACCOUNT.............................................    6
VOTING RIGHTS.....................................................................    8
   Disregarding Voting Instructions...............................................    9
TAXES.............................................................................    9
   Non-Qualified Annuity Contracts................................................    9
   Qualified Annuity Contracts....................................................   10
   ERISA..........................................................................   10
   Federal Estate Taxes...........................................................   11
   Generation-Skipping Transfer Tax...............................................   11
   Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations.......   11
WITHDRAWALS.......................................................................   11
ACCUMULATION UNIT VALUES TABLES...................................................   12
FINANCIAL STATEMENTS..............................................................  264

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                             PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is affiliated with the Company and the Separate Account.



                                   CUSTODIAN

Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2016........$105,828,670                    $0
 2015........$118,054,844                    $0
 2014........$100,536,070                    $0


                               EXPERIENCE FACTOR

We use the term "experience factor" to describe investment performance for an Investment Division. We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the `Valuation Period". We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred.

The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity.

Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

Separate Account charges for all Investment Divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)


                                                               BONUS CLASS
                                              B CLASS         (YEARS 1-7)*         C CLASS           L CLASS
                                           -------------     --------------     -------------     ------------
Basic Death Benefit...................     0.000034247        0.000046575       0.000045205       0.000041096
Annual Step-Up Death Benefit..........     0.000039726        0.000052055       0.000050685       0.000046575
Greater of Annual Step-Up or 5%
 Annual Increase Death Benefit........     0.000043836        0.000056164       0.000054795       0.000050685
Additional Charge for Earnings
 Preservation Benefit.................     0.000006849        0.000006849       0.000006849       0.000006849

------------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)


                                                               BONUS CLASS
                                              B CLASS         (YEARS 1-7)*         C CLASS           L CLASS
                                           -------------     --------------     -------------     ------------
Basic Death Benefit...................     0.000041096        0.000053425       0.000052055       0.000047945
Annual Step-Up Death Benefit..........     0.000046575        0.000058904       0.000057534       0.000053425
Greater of Annual Step-Up or 5%
 Annual Increase Death Benefit........     0.000050685        0.000063014       0.000061644       0.000057534
Additional Charge for Earnings
 Preservation Benefit.................     0.000006849        0.000006849       0.000006849       0.000006849

------------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.


                            VARIABLE INCOME PAYMENTS


ASSUMED INVESTMENT RETURN (AIR)

The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS


The cash You receive periodically from an Investment Division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The Deferred Annuity specifies the dollar amount of the initial variable income payment for each Investment Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains fixed for the duration of the Contract (if no reallocations are made).

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase ratesfor new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued Contract rates.

ANNUITY UNIT VALUE


The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payments" in the Prospectus.)

REALLOCATION PRIVILEGE


The annuity purchase rate is the dollar amount You would need when You annuitize Your Contract to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of Your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type You choose, an interest rate, and Your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost You would incur if You were choosing the same income option You have in light of this updated information.

When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

   o First, we update the income payment amount to be reallocated from the Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date We may limit the number of reallocations You may make, but never to fewer than one a month. If We do so, We will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

   o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 - ($125 - $100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)

   o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)


                       CALCULATING THE ANNUITY UNIT VALUE

We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period.' We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go down.


To calculate an Annuity Unit Value, we multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is ..99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in Your Deferred Annuity and the laws in Your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value to produce the new Annuity Unit Value.


The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.


               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE


  1.    Annuity Unit Value, beginning of period...................   $10.20000
  2.    "Experience factor" for period............................    1.023558
  3.    Daily adjustment for 4% Assumed Investment Return.........   .99989255
  4.    (2) x (3).................................................    1.023448
  5.    Annuity Unit Value, end of period (1) x (4)...............   $10.43917

                        ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed



   1.    Number of Accumulation Units as of Annuity Date...........................................    1,500.00
   2.    Accumulation Unit Value...................................................................   $ 11.80000
   3.    Accumulation Unit Value of the Deferred Annuity (1) x (2).................................   $17,700.00
   4.    First monthly income payment per $1,000 of Accumulation Value.............................   $     5.63
   5.    First monthly income payment (3) - (4) - 1,000............................................   $    99.65
   6.    Assume Annuity Unit Value as of Annuity Date equal to.....................................   $ 10.80000
   7.    Number of Annuity Units (5) - (6).........................................................     9.2269
   8.    Assume Annuity Unit Value for the second month equal to (10 days prior to payment)........   $ 10.97000
   9.    Second monthly Annuity Payment (7) - (8)..................................................   $   101.22
  10.    Assume Annuity Unit Value for third month equal to........................................   $ 10.52684
  11.    Next monthly Annuity Payment (7) - (10)...................................................   $    97.13

DETERMINING THE VARIABLE INCOME PAYMENT


Variable income payments can go up or down based upon the investment performance of the Investment Divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Investment Divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Investment Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Investment Divisions.


                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of various Separate Account Investment Divisions. For the Investment Divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the Investment Divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.


Performance may be calculated based upon historical performance of the underlying Portfolios of Brighthouse Funds Trust I, Brighthouse Funds Trust II, and American Funds(Reg. TM) and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.


Historical performance information should not be relied on as a guarantee of future performance results.

Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Investment Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI
All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S.
Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.


Performance may be shown for certain investment strategies that are available under the Deferred Annuities. The first is the "Equity Generator(Reg. TM)".


Under the "Equity Generator(Reg. TM)", an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an Investment Division. The second strategy is the "Index Selector(Reg. TM)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(Reg. TM) Index, MetLife Russell 2000 (Reg. TM) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional GMIB issued in New York State) in order to bring the percentage of the total Account Balance in each of these Investment Divisions and Fixed Account (or Ultra-Short Term Bond Investment Division) back to the current allocation of Your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.



An "Equity Generator" Return or "Index Selector" Return for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" is each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or GMIB. We may also show Index Selector investment strategies using other Investment Divisions for which there strategies are made available in the future. If We do so, performance will be calculated in the same manner as described above, using the appropriate account and/or Investment Division.



For purposes of presentation of Non-Standard Performance, We may assume the Deferred Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuity. In these cases, We calculate performance based on the historical performance of the underlying Brighthouse Funds Trust I, Brighthouse Funds Trust II, and American Funds(Reg. TM) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.


                                 VOTING RIGHTS

In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in the corresponding Investment Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

Accordingly, You have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account Investment Division deemed attributable to You is determined by dividing the value of accumulation or annuity units attributable to You in that Investment Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account Investment Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.

Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of

MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account Investment Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS


MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Brighthouse Funds Trust I's, or Brighthouse Funds Trust II's, or American Funds'(Reg. TM) boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or
(3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.


In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.


                                     TAXES

NON-QUALIFIED ANNUITY CONTRACTS

DIVERSIFICATION

In order for your non-qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.

We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under federal tax law and to protect You and other Contract owners in the Investment Divisions from adverse tax consequences.


3.8 % MEDICARE TAX

The 3.8 % Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:



 CAPITAL GAINS   DIVIDENDS   OTHER
     23.8%        43.4%     43.4%

QUALIFIED ANNUITY CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer that 100 employees, based on IRA accounts for each participant.

SEP


Established by a for-profit employer, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP-IRA permits non-SEP contributions, employee can make regular IRA contributions (including IRA catch-up contributions) to the SEP-IRA, up to the maximum annual limit.


ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

(a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) Make certain withdrawals under plans for which a qualified consent is required;

(c)        Name someone other than the spouse as your beneficiary; or

(d)        Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:


 PLAN TYPE   ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
     IRA    $ 5,500                 $1,000
    SIMPLE  $12,500                 $3,000
     SEP              (Employer contributions only)


Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that the total annual plan contributions do not exceed the greater of $54,000 or 25% of an employee's compensation for 2017.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                                  WITHDRAWALS

We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at Your Administrative Office, but We may delay payment as permitted by law, under certain circumstances. (See "Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.

                        ACCUMULATION UNIT VALUES TABLES

These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each Investment Division from year-end to year-end (except the highest possible and lowest possible mix which are in the Prospectus).


                                 TABLES GROUP I
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                   AMERICAN FUNDS(Reg. TM) CLASS 2 PORTFOLIOS

Share Class E of the Metropolitan Fund and Met investors Fund portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The Accumulation Unit Values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The Accumulation Unit Values for the Metropolitan Fund and Met Investors Fund Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and the Earnings Preservation Benefit will result in a higher overall charge.


                                TABLES GROUP II
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS
                                      AND
                   AMERICAN FUNDS(Reg. TM) CLASS 2 PORTFOLIOS

Lower charges for the GMIB Plus II, Enhanced Death Benefit and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. Share Class B of the Metropolitan Fund and Met investors Fund portfolios was made available May 1, 2004. The Accumulation Unit Values for the Deferred Annuity with the Metropolitan Fund and Met Investors Fund Share Class B Portfolios reflect 12b-1 Plan fees currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and the Earnings Preservation Benefit will result in a higher overall charge.



GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.25 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                             BEGINNING OF                     NUMBER OF
                                                                                     YEAR   END OF YEAR    ACCUMULATION
                                                                             ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION.................................................. YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........ 2007          15.56          15.85     768,194.65
                                                                      2008          15.85          14.17     554,431.26
                                                                      2009          14.17          15.73     461,528.53
                                                                      2010          15.73          16.51     417,970.90
                                                                      2011          16.51          17.28     297,207.79
                                                                      2012          17.28          17.95     249,373.50
                                                                      2013          17.95          17.32     183,361.49
                                                                      2014          17.32          17.98     170,020.30
                                                                      2015          17.98          17.78     147,795.17
                                                                      2016          17.78          18.05     154,142.80
American Funds Global Small Capitalization Investment Division+ (Class2007          29.51          35.33   2,066,061.06
                                                                      2008          35.33          16.19   1,676,113.20
                                                                      2009          16.19          25.75   1,627,893.35
                                                                      2010          25.75          31.09   1,542,372.20
                                                                      2011          31.09          24.79   1,329,857.31
                                                                      2012          24.79          28.89   1,090,983.82
                                                                      2013          28.89          36.54     970,839.38
                                                                      2014          36.54          36.80     828,389.49
                                                                      2015          36.80          36.38     718,644.32
                                                                      2016          36.38          36.63     644,155.59
American Funds Growth Investment Division+ (Class 2)................. 2007         159.35         176.52     789,249.89
                                                                      2008         176.52          97.52     685,332.95

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.25 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2009    97.52   134.07     644,152.88
                                                                 2010   134.07   156.90     606,411.59
                                                                 2011   156.90   148.11     516,594.10
                                                                 2012   148.11   172.17     436,720.84
                                                                 2013   172.17   220.88     378,702.25
                                                                 2014   220.88   236.34     329,792.22
                                                                 2015   236.34   249.04     292,105.60
                                                                 2016   249.04   268.88     257,743.87
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)....................................................... 2007   115.83   119.97     847,614.09
                                                                 2008   119.97    73.52     701,937.54
                                                                 2009    73.52    95.15     648,730.37
                                                                 2010    95.15   104.55     616,925.22
                                                                 2011   104.55   101.21     542,332.49
                                                                 2012   101.21   117.25     459,521.06
                                                                 2013   117.25   154.35     402,386.15
                                                                 2014   154.35   168.39     360,220.83
                                                                 2015   168.39   168.47     312,359.20
                                                                 2016   168.47   185.26     278,348.93
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS E)....................................................... 2007    18.63    20.27     880,696.65
                                                                 2008    20.27    11.17     847,225.14
                                                                 2009    11.17    13.45     752,316.11
                                                                 2010    13.45    14.22     666,139.55
                                                                 2011    14.22    11.24     585,142.31
                                                                 2012    11.24    13.25     508,699.78
                                                                 2013    13.25    15.09     444,504.33
                                                                 2014    15.09    14.43     395,074.63
                                                                 2015    14.43    13.94     347,323.94
                                                                 2016    13.94    14.49     313,785.15
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION (CLASS E)..... 2007    13.50    14.23   7,336,307.44
                                                                 2008    14.23    14.86   5,087,134.64
                                                                 2009    14.86    15.43   4,915,624.93
                                                                 2010    15.43    16.12   4,581,401.14
                                                                 2011    16.12    17.10   3,706,072.30
                                                                 2012    17.10    17.51   3,497,230.39
                                                                 2013    17.51    16.87   3,382,898.91
                                                                 2014    16.87    17.59   3,059,559.35
                                                                 2015    17.59    17.41   2,677,981.61
                                                                 2016    17.41    17.57   2,430,184.44
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E)............. 2007    51.76    54.24     621,942.99
                                                                 2008    54.24    51.66     497,045.94
                                                                 2009    51.66    55.76     435,708.70
                                                                 2010    55.76    59.57     405,795.97
                                                                 2011    59.57    62.60     337,071.88
                                                                 2012    62.60    66.39     296,935.29
                                                                 2013    66.39    64.96     256,178.77
                                                                 2014    64.96    68.60     228,575.26
                                                                 2015    68.60    68.04     210,704.19
                                                                 2016    68.04    69.20     201,529.38
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E)......... 2007    14.58    14.87   1,474,670.98
                                                                 2008    14.87     9.54   1,234,224.28
                                                                 2009     9.54    10.47   1,133,767.10
                                                                 2010    10.47    11.28     929,831.85
                                                                 2011    11.28    11.37     807,151.50
                                                                 2012    11.37    12.82     696,355.00
                                                                 2013    12.82    16.70     630,590.60
                                                                 2014    16.70    18.10     558,814.60
                                                                 2015    18.10    16.79     501,575.97
                                                                 2016    16.79    19.60     469,866.76
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E))............................................. 2007    24.21    25.09     123,075.12
                                                                 2008    25.09    25.44     114,354.28
                                                                 2009    25.44    25.20     117,409.50
                                                                 2010    25.20    24.89     132,366.88
                                                                 2011    24.89    24.58     162,293.97
                                                                 2012    24.58    24.27     231,136.28
                                                                 2013    24.27    23.97     308,036.49
                                                                 2014    23.97    23.68     252,684.65
                                                                 2015    23.68    23.38     254,584.80
                                                                 2016    23.38    23.14     225,320.37
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)....................................................... 2007     7.96     8.04     351,434.02
                                                                 2008     8.04     4.84     316,321.07
                                                                 2009     4.84     6.37     310,061.14
                                                                 2010     6.37     7.79     299,287.50

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.25 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2011    7.79    7.97     627,224.84
                                                                  2012    7.97    9.33     578,817.09
                                                                  2013    9.33   13.44     643,608.53
                                                                  2014   13.44   15.78   1,212,705.63
                                                                  2015   15.78   14.97   1,050,262.62
                                                                  2016   14.97   15.20     879,190.17
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007   10.23    9.51     472,613.07
                                                                  2008    9.51    4.26     420,513.03
                                                                  2009    4.26    5.81     415,275.83
                                                                  2010    5.81    6.16     425,887.76
                                                                  2011    6.16    6.56           0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   44.70   53.14     209,017.66
                                                                  2008   53.14   28.45     229,470.97
                                                                  2009   28.45   41.92     217,890.63
                                                                  2010   41.92   47.69     189,927.99
                                                                  2011   47.69   45.60     169,405.57
                                                                  2012   45.60   49.90     142,893.87
                                                                  2013   49.90   65.34     123,071.73
                                                                  2014   65.34   71.60     107,187.75
                                                                  2015   71.60   72.64      97,982.86
                                                                  2016   72.64   75.50      85,082.97
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   20.24   19.79   1,481,049.15
                                                                  2008   19.79   11.56   1,020,887.92
                                                                  2009   11.56   17.73   1,105,351.34
                                                                  2010   17.73   20.40   1,133,631.19
                                                                  2011   20.40   17.31   1,017,541.20
                                                                  2012   17.31   22.09     866,508.28
                                                                  2013   22.09   28.51     814,315.83
                                                                  2014   28.51   26.56     719,079.09
                                                                  2015   26.56   25.06     624,988.36
                                                                  2016   25.06   26.81     550,100.69
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   26.81   27.34   1,697,807.19
                                                                  2008   27.34   14.20   1,410,908.34
                                                                  2009   14.20   20.74   1,308,520.72
                                                                  2010   20.74   25.83   1,298,857.26
                                                                  2011   25.83   23.84   1,146,629.41
                                                                  2012   23.84   26.39           0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   26.26   27.03     977,900.79
                                                                  2013   27.03   34.83     846,365.61
                                                                  2014   34.83   37.74     727,551.14
                                                                  2015   37.74   33.97     656,933.13
                                                                  2016   33.97   38.79     590,895.06
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.85   16.31     329,554.00
                                                                  2008   16.31    9.87     260,774.54
                                                                  2009    9.87   13.06     248,020.52
                                                                  2010   13.06   16.30     204,583.13
                                                                  2011   16.30   15.93     194,071.83
                                                                  2012   15.93   18.62     168,166.10
                                                                  2013   18.62   25.81     159,787.09
                                                                  2014   25.81   27.54     135,631.50
                                                                  2015   27.54   26.76     114,855.25
                                                                  2016   26.76   29.48     110,083.64
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    5.00    5.51     703,362.38
                                                                  2008    5.51    3.45     571,518.60
                                                                  2009    3.45    4.77     665,421.46
                                                                  2010    4.77    5.25     709,982.11
                                                                  2011    5.25    5.20     648,169.28
                                                                  2012    5.20    5.93     751,819.62
                                                                  2013    5.93    8.02     607,621.35
                                                                  2014    8.02    8.62     535,096.43
                                                                  2015    8.62    9.43     554,568.72
                                                                  2016    9.43    9.31     468,067.93
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   32.96   36.36     334,916.98
                                                                  2008   36.36   22.98     298,154.20
                                                                  2009   22.98   29.52     296,251.97
                                                                  2010   29.52   37.13     255,742.33
                                                                  2011   37.13   36.83     206,050.30
                                                                  2012   36.83   41.60     176,691.45
                                                                  2013   41.60   57.85     147,121.80
                                                                  2014   57.85   59.19     126,910.99
                                                                  2015   59.19   57.50     108,524.36
                                                                  2016   57.50   67.62     100,179.94
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   11.02   11.37     615,476.46

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.25 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2008    11.37     6.58     506,871.53
                                                                  2009     6.58     8.45     503,973.95
                                                                  2010     8.45    10.97     492,535.61
                                                                  2011    10.97    11.15     458,438.67
                                                                  2012    11.15    12.22     379,173.49
                                                                  2013    12.22    17.93     363,468.86
                                                                  2014    17.93    17.89     312,855.56
                                                                  2015    17.89    17.94     287,781.17
                                                                  2016    17.94    18.81     258,353.80
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007    40.81    37.48   1,176,615.51
                                                                  2008    37.48    19.96     981,992.16
                                                                  2009    19.96    27.86     887,769.83
                                                                  2010    27.86    31.60     817,677.78
                                                                  2011    31.60    33.27     720,275.11
                                                                  2012    33.27    36.70     612,241.28
                                                                  2013    36.70    49.53     539,513.14
                                                                  2014    49.53    49.78     469,472.00
                                                                  2015    49.78    44.45     418,192.17
                                                                  2016    44.45    53.90     386,103.66
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007    44.38    46.32     922,793.71
                                                                  2008    46.32    34.37     774,407.42
                                                                  2009    34.37    39.76     699,129.64
                                                                  2010    39.76    42.98     656,088.90
                                                                  2011    42.98    44.00     575,295.96
                                                                  2012    44.00    48.74     512,683.90
                                                                  2013    48.74    57.96     453,993.49
                                                                  2014    57.96    63.20     408,800.93
                                                                  2015    63.20    63.92     361,196.23
                                                                  2016    63.92    67.43     324,974.10
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007    38.71    39.92   1,116,886.34
                                                                  2008    39.92    23.87     971,602.54
                                                                  2009    23.87    31.07     878,683.91
                                                                  2010    31.07    34.32     851,866.91
                                                                  2011    34.32    32.47     714,663.59
                                                                  2012    32.47    36.14     607,884.50
                                                                  2013    36.14    47.66     495,266.73
                                                                  2014    47.66    51.99     424,742.91
                                                                  2015    51.99    52.51     369,844.01
                                                                  2016    52.51    55.56     335,579.89
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E))................................... 2007    79.62    83.57           0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E))............................................. 2007    82.87    83.74     302,267.47
                                                                  2008    83.74    51.89     270,904.98
                                                                  2009    51.89    61.13     256,594.16
                                                                  2010    61.13    68.02     257,683.76
                                                                  2011    68.02    67.37     235,318.67
                                                                  2012    67.37    75.58     205,789.39
                                                                  2013    75.58   100.22     179,566.72
                                                                  2014   100.22   112.55     167,551.79
                                                                  2015   112.55   116.20     138,737.52
                                                                  2016   116.20   124.37     122,415.01
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)........ 2007    15.89    16.89   2,460,352.19
                                                                  2008    16.89    10.62   2,153,959.35
                                                                  2009    10.62    14.36   1,928,352.50
                                                                  2010    14.36    17.89   1,789,146.56
                                                                  2011    17.89    17.29   1,552,824.37
                                                                  2012    17.29    20.06   1,348,936.20
                                                                  2013    20.06    26.34   1,227,883.52
                                                                  2014    26.34    28.45   1,073,418.20
                                                                  2015    28.45    27.37     966,641.15
                                                                  2016    27.37    32.51     869,438.20
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)................ 2007    45.42    47.12   3,532,996.55
                                                                  2008    47.12    29.23   3,363,124.91
                                                                  2009    29.23    36.40   3,214,351.33
                                                                  2010    36.40    41.19   2,999,322.26
                                                                  2011    41.19    41.38   2,563,168.87
                                                                  2012    41.38    47.21   2,274,902.54
                                                                  2013    47.21    61.47   1,956,674.40
                                                                  2014    61.47    68.72   1,712,395.19
                                                                  2015    68.72    68.56   1,530,339.84

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.25 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2016   68.56   75.50   1,395,264.01
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   16.25   18.19   1,013,541.82
                                                                         2008   18.19   10.36   1,042,044.09
                                                                         2009   10.36   13.48     861,825.44
                                                                         2010   13.48   14.85     798,397.96
                                                                         2011   14.85   13.11     679,755.24
                                                                         2012   13.11   15.12     563,754.77
                                                                         2013   15.12   17.83     493,928.10
                                                                         2014   17.83   16.40     436,272.91
                                                                         2015   16.40   15.91     399,640.48
                                                                         2016   15.91   15.60     376,982.35
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   46.09   47.39     692,542.07
                                                                         2008   47.39   36.34     626,555.67
                                                                         2009   36.34   42.46     734,187.61
                                                                         2010   42.46   46.04     800,296.85
                                                                         2011   46.04   46.45     826,082.65
                                                                         2012   46.45   51.06     805,689.47
                                                                         2013   51.06   59.85     795,649.97
                                                                         2014   59.85   64.05     768,192.95
                                                                         2015   64.05   63.01     702,453.20
                                                                         2016   63.01   67.78     688,148.35
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   15.05   14.28   3,032,426.90
                                                                         2008   14.28    9.36   2,697,027.11
                                                                         2009    9.36   11.16   2,414,788.75
                                                                         2010   11.16   12.26   2,268,806.25
                                                                         2011   12.26   12.20   1,997,880.31
                                                                         2012   12.20   14.03   1,706,215.37
                                                                         2013   14.03   18.79   1,802,926.96
                                                                         2014   18.79   20.53   1,559,658.05
                                                                         2015   20.53   20.22   1,352,718.74
                                                                         2016   20.22   22.81   1,230,782.58
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007   32.11   32.99     287,935.09
                                                                         2008   32.99   19.86     229,972.81
                                                                         2009   19.86   23.87     210,768.04
                                                                         2010   23.87   26.96     202,718.99
                                                                         2011   26.96   24.95     166,685.80
                                                                         2012   24.95   28.48     140,107.59
                                                                         2013   28.48   31.38           0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................... 2010   13.41   15.60     897,116.60
                                                                         2011   15.60   14.35     808,530.80
                                                                         2012   14.35   15.51     731,297.08
                                                                         2013   15.51   21.30     616,454.02
                                                                         2014   21.30   21.28     550,679.74
                                                                         2015   21.28   19.97     493,078.46
                                                                         2016   19.97   18.08     452,346.75
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E))..................................................... 2007   19.71   21.06   1,052,899.12
                                                                         2008   21.06    9.27     980,681.78
                                                                         2009    9.27   12.25     929,395.27
                                                                         2010   12.25   13.27           0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E).................. 2007   15.77   17.22   2,877,630.78
                                                                         2008   17.22    9.83   2,796,815.99
                                                                         2009    9.83   12.48   2,548,424.84
                                                                         2010   12.48   13.31   2,428,332.98
                                                                         2011   13.31   11.49   2,164,337.60
                                                                         2012   11.49   13.41   1,950,514.12
                                                                         2013   13.41   16.11   1,715,284.80
                                                                         2014   16.11   14.93   1,633,211.07
                                                                         2015   14.93   14.57   1,533,743.24
                                                                         2016   14.57   14.55   1,466,850.83
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E).................. 2007   21.63   20.60   3,003,297.27
                                                                         2008   20.60   12.51   2,468,118.32
                                                                         2009   12.51   13.95   2,320,727.08
                                                                         2010   13.95   16.73   2,136,441.91
                                                                         2011   16.73   17.44   1,890,831.67
                                                                         2012   17.44   18.93   1,617,301.01
                                                                         2013   18.93   25.87   1,593,141.73
                                                                         2014   25.87   25.50   1,396,752.83
                                                                         2015   25.50   25.29   1,223,173.77
                                                                         2016   25.29   29.61   1,100,596.57
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E)).................... 2007   16.56   15.92     602,867.37
                                                                         2008   15.92    9.71     487,589.04
                                                                         2009    9.71   13.13     438,892.62

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.25 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2010   13.13   15.96     409,786.71
                                                                 2011   15.96   14.93     343,785.37
                                                                 2012   14.93   15.54     279,366.88
                                                                 2013   15.54   16.86           0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)........ 2007   19.83   20.81     653,391.71
                                                                 2008   20.81   12.23     490,373.02
                                                                 2009   12.23   16.92     494,739.96
                                                                 2010   16.92   19.40     488,519.80
                                                                 2011   19.40   17.55     437,137.02
                                                                 2012   17.55   21.03     369,967.89
                                                                 2013   21.03   26.44     346,488.32
                                                                 2014   26.44   26.70     309,379.56
                                                                 2015   26.70   27.42     275,537.63
                                                                 2016   27.42   27.17     238,841.30
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   12.63   13.42   4,559,147.92
                                                                 2008   13.42   13.31   3,873,609.12
                                                                 2009   13.31   15.54   3,834,269.93
                                                                 2010   15.54   16.62   3,824,498.04
                                                                 2011   16.62   16.96   3,201,024.00
                                                                 2012   16.96   18.30   2,763,402.91
                                                                 2013   18.30   17.75   2,353,923.47
                                                                 2014   17.75   18.29   1,974,393.58
                                                                 2015   18.29   18.08   1,692,253.40
                                                                 2016   18.08   18.34   1,510,648.32
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   18.92   18.37   1,484,310.60
                                                                 2008   18.37   12.05   1,281,282.96
                                                                 2009   12.05   14.98   1,272,032.31
                                                                 2010   14.98   18.73   1,220,889.34
                                                                 2011   18.73   17.73   1,048,535.01
                                                                 2012   17.73   20.33     938,439.78
                                                                 2013   20.33   27.78     818,814.07
                                                                 2014   27.78   28.78     746,198.99
                                                                 2015   28.78   27.17     694,626.14
                                                                 2016   27.17   32.49     640,450.32
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.37   15.51   1,195,546.39
                                                                 2008   15.51    8.89   1,003,023.65
                                                                 2009    8.89   12.57     988,715.18
                                                                 2010   12.57   14.51     939,617.23
                                                                 2011   14.51   14.15     769,194.39
                                                                 2012   14.15   16.61     696,606.07
                                                                 2013   16.61   22.78   1,069,037.38
                                                                 2014   22.78   24.50     973,965.23
                                                                 2015   24.50   26.77     938,719.73
                                                                 2016   26.77   26.87     839,411.36
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.99    6.50   2,352,962.18
                                                                 2008    6.50    3.56   1,898,680.91
                                                                 2009    3.56    5.61   2,150,461.87
                                                                 2010    5.61    7.08   1,935,175.92
                                                                 2011    7.08    6.30   1,724,396.10
                                                                 2012    6.30    6.99   1,381,672.91
                                                                 2013    6.99    7.32           0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.55    9.93   2,050,018.89
                                                                 2008    9.93    5.92   1,658,057.16
                                                                 2009    5.92    8.50   1,565,075.06
                                                                 2010    8.50   10.75   1,516,446.19
                                                                 2011   10.75   10.44   1,223,170.26
                                                                 2012   10.44   11.74   1,034,742.08
                                                                 2013   11.74   15.85   1,004,984.98
                                                                 2014   15.85   17.68     902,654.24
                                                                 2015   17.68   18.63     863,868.85
                                                                 2016   18.63   19.57     783,363.38
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   15.01   16.26     616,681.57
                                                                 2008   16.26   10.24     608,516.37
                                                                 2009   10.24   14.03     549,368.36
                                                                 2010   14.03   18.66     600,453.62
                                                                 2011   18.66   18.72     557,109.13
                                                                 2012   18.72   21.45     496,534.37
                                                                 2013   21.45   30.58     463,322.43
                                                                 2014   30.58   32.22     394,888.95
                                                                 2015   32.22   32.65     390,297.02
                                                                 2016   32.65   35.97     327,305.31
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   21.27   21.82   1,620,353.39
                                                                 2008   21.82   18.29   1,202,776.44
                                                                 2009   18.29   23.84   1,134,413.67
                                                                 2010   23.84   26.52   1,095,111.42

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.25 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------
                                                         2011   26.52   27.74     904,734.62
                                                         2012   27.74   30.49     795,004.40
                                                         2013   30.49   30.40     677,872.22
                                                         2014   30.40   31.64     597,321.24
                                                         2015   31.64   30.65     524,992.05
                                                         2016   30.65   32.84   2,003,388.81
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))................ 2007   14.41   15.18   1,342,220.52
                                                         2008   15.18   12.22   1,101,945.72
                                                         2009   12.22   16.52   1,192,438.70
                                                         2010   16.52   18.44   1,067,948.01
                                                         2011   18.44   19.06     881,347.15
                                                         2012   19.06   21.27     765,558.82
                                                         2013   21.27   22.70     693,464.16
                                                         2014   22.70   23.52     568,647.24
                                                         2015   23.52   22.75     502,916.84
                                                         2016   22.75   23.47           0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E)...................................... 2007   16.65   17.12   1,288,550.95
                                                         2008   17.12   16.83   1,078,581.67
                                                         2009   16.83   17.32     982,343.16
                                                         2010   17.32   18.07     906,793.11
                                                         2011   18.07   18.79     714,175.41
                                                         2012   18.79   19.14     617,667.00
                                                         2013   19.14   18.76     538,174.55
                                                         2014   18.76   19.00     482,919.75
                                                         2015   19.00   18.84     416,015.51
                                                         2016   18.84   18.83     378,139.78





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.35 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          15.41          15.68     128,590.78
                                                                            2008          15.68          14.00      61,824.03
                                                                            2009          14.00          15.53      46,093.67
                                                                            2010          15.53          16.29      41,169.04
                                                                            2011          16.29          17.03      27,150.49
                                                                            2012          17.03          17.67      22,899.42
                                                                            2013          17.67          17.03      19,496.73
                                                                            2014          17.03          17.67      16,734.04
                                                                            2015          17.67          17.45      17,309.16
                                                                            2016          17.45          17.70      21,210.30
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          29.25          34.99     172,388.70
                                                                            2008          34.99          16.02     153,163.94
                                                                            2009          16.02          25.45     160,067.87
                                                                            2010          25.45          30.70     137,631.02
                                                                            2011          30.70          24.45     110,201.31
                                                                            2012          24.45          28.46      91,424.63
                                                                            2013          28.46          35.97      83,422.98
                                                                            2014          35.97          36.19      75,511.26
                                                                            2015          36.19          35.74      68,255.51
                                                                            2016          35.74          35.95      63,716.21
American Funds Growth Investment Division+ (Class 2)....................... 2007         155.74         172.35      77,590.70
                                                                            2008         172.35          95.12      68,051.02
                                                                            2009          95.12         130.64      68,654.45
                                                                            2010         130.64         152.74      69,361.66
                                                                            2011         152.74         144.03      57,155.17
                                                                            2012         144.03         167.26      50,776.06
                                                                            2013         167.26         214.37      38,456.34
                                                                            2014         214.37         229.15      33,446.56
                                                                            2015         229.15         241.22      29,322.19
                                                                            2016         241.22         260.17      26,735.20
American Funds Growth-Income Investment Division+ (Class 2)................ 2007         113.21         117.14      84,725.44
                                                                            2008         117.14          71.71      72,996.66
                                                                            2009          71.71          92.72      73,629.35
                                                                            2010          92.72         101.77      70,271.24
                                                                            2011         101.77          98.43      58,293.68
                                                                            2012          98.43         113.91      51,030.89
                                                                            2013         113.91         149.80      35,091.48

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.35 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2014   149.80   163.27    30,912.81
                                                                 2015   163.27   163.17    27,947.87
                                                                 2016   163.17   179.27    26,091.40
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS E)....................................................... 2007    18.34    19.94   100,988.36
                                                                 2008    19.94    10.97    97,167.07
                                                                 2009    10.97    13.20    94,877.18
                                                                 2010    13.20    13.94    82,353.11
                                                                 2011    13.94    11.01    63,414.05
                                                                 2012    11.01    12.97    58,133.54
                                                                 2013    12.97    14.75    42,508.26
                                                                 2014    14.75    14.09    39,601.85
                                                                 2015    14.09    13.60    37,009.41
                                                                 2016    13.60    14.12    30,891.83
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION (CLASS E)..... 2007    13.39    14.10   799,006.81
                                                                 2008    14.10    14.71   593,066.93
                                                                 2009    14.71    15.26   616,172.99
                                                                 2010    15.26    15.93   546,751.17
                                                                 2011    15.93    16.87   431,816.90
                                                                 2012    16.87    17.26   373,251.57
                                                                 2013    17.26    16.62   350,474.68
                                                                 2014    16.62    17.31   317,222.76
                                                                 2015    17.31    17.11   278,073.23
                                                                 2016    17.11    17.25   261,797.27
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E)............. 2007    50.55    52.93    59,097.00
                                                                 2008    52.93    50.35    44,379.74
                                                                 2009    50.35    54.30    56,093.21
                                                                 2010    54.30    57.95    49,071.33
                                                                 2011    57.95    60.84    38,035.46
                                                                 2012    60.84    64.45    35,114.63
                                                                 2013    64.45    63.01    34,655.96
                                                                 2014    63.01    66.47    32,416.82
                                                                 2015    66.47    65.86    30,801.33
                                                                 2016    65.86    66.92    28,531.97
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E)......... 2007    14.51    14.79   180,099.46
                                                                 2008    14.79     9.48   166,205.79
                                                                 2009     9.48    10.39   170,380.03
                                                                 2010    10.39    11.18   140,269.58
                                                                 2011    11.18    11.26   111,276.47
                                                                 2012    11.26    12.68   101,893.69
                                                                 2013    12.68    16.50    97,038.84
                                                                 2014    16.50    17.88    75,189.28
                                                                 2015    17.88    16.57    73,389.11
                                                                 2016    16.57    19.31    60,565.74
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E))............................................. 2007    23.65    24.48     9,760.24
                                                                 2008    24.48    24.80    12,590.37
                                                                 2009    24.80    24.55     8,442.58
                                                                 2010    24.55    24.22     8,073.82
                                                                 2011    24.22    23.89    11,534.43
                                                                 2012    23.89    23.57     7,106.96
                                                                 2013    23.57    23.26     5,778.66
                                                                 2014    23.26    22.94     4,493.95
                                                                 2015    22.94    22.64    15,701.30
                                                                 2016    22.64    22.38    15,481.65
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)....................................................... 2007     7.92     7.99    40,458.90
                                                                 2008     7.99     4.80    37,312.34
                                                                 2009     4.80     6.32    34,985.73
                                                                 2010     6.32     7.72    27,960.33
                                                                 2011     7.72     7.88   139,846.48
                                                                 2012     7.88     9.22   125,731.40
                                                                 2013     9.22    13.27    60,457.21
                                                                 2014    13.27    15.57   109,362.82
                                                                 2015    15.57    14.75    98,181.37
                                                                 2016    14.75    14.96    76,936.81
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))..................... 2007    10.15     9.43    74,100.02
                                                                 2008     9.43     4.22    76,677.91
                                                                 2009     4.22     5.75    77,841.22
                                                                 2010     5.75     6.09   166,424.04
                                                                 2011     6.09     6.48         0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007    43.87    52.10    16,010.84
                                                                 2008    52.10    27.87    13,734.18

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.35 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2009   27.87   41.02    16,529.25
                                                                  2010   41.02   46.62    15,486.04
                                                                  2011   46.62   44.53    10,997.88
                                                                  2012   44.53   48.68    10,169.36
                                                                  2013   48.68   63.68     8,899.39
                                                                  2014   63.68   69.72     8,558.42
                                                                  2015   69.72   70.66     8,007.65
                                                                  2016   70.66   73.37     7,029.13
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   20.14   19.67    94,536.00
                                                                  2008   19.67   11.48    66,791.15
                                                                  2009   11.48   17.59    79,107.89
                                                                  2010   17.59   20.22    74,037.00
                                                                  2011   20.22   17.13    63,926.28
                                                                  2012   17.13   21.85    49,296.12
                                                                  2013   21.85   28.16    47,650.98
                                                                  2014   28.16   26.21    51,113.52
                                                                  2015   26.21   24.71    48,998.42
                                                                  2016   24.71   26.40    40,104.73
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   26.59   27.09   161,904.13
                                                                  2008   27.09   14.06   149,029.06
                                                                  2009   14.06   20.51   155,727.90
                                                                  2010   20.51   25.52   169,297.13
                                                                  2011   25.52   23.53   141,671.75
                                                                  2012   23.53   26.03         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   25.91   26.65   125,008.99
                                                                  2013   26.65   34.30    73,430.82
                                                                  2014   34.30   37.14    63,270.75
                                                                  2015   37.14   33.39    58,882.21
                                                                  2016   33.39   38.10    52,981.47
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.78   16.21    28,401.51
                                                                  2008   16.21    9.80    24,227.64
                                                                  2009    9.80   12.95    23,603.80
                                                                  2010   12.95   16.15    22,679.56
                                                                  2011   16.15   15.77    19,668.02
                                                                  2012   15.77   18.41    18,431.89
                                                                  2013   18.41   25.50    20,080.15
                                                                  2014   25.50   27.18    17,409.03
                                                                  2015   27.18   26.38    14,682.36
                                                                  2016   26.38   29.04    13,200.41
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.97    5.47    81,812.76
                                                                  2008    5.47    3.42    72,686.78
                                                                  2009    3.42    4.72    95,325.91
                                                                  2010    4.72    5.19    87,924.66
                                                                  2011    5.19    5.14    62,569.18
                                                                  2012    5.14    5.86    73,911.01
                                                                  2013    5.86    7.91    51,071.49
                                                                  2014    7.91    8.50    47,629.54
                                                                  2015    8.50    9.28    45,775.31
                                                                  2016    9.28    9.15    40,707.12
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   32.54   35.87    26,665.14
                                                                  2008   35.87   22.65    26,970.19
                                                                  2009   22.65   29.06    26,685.45
                                                                  2010   29.06   36.51    23,639.02
                                                                  2011   36.51   36.18    21,834.26
                                                                  2012   36.18   40.83    20,644.54
                                                                  2013   40.83   56.73    14,929.88
                                                                  2014   56.73   57.98    13,365.96
                                                                  2015   57.98   56.27    11,348.01
                                                                  2016   56.27   66.11     9,889.41
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.96   11.29    74,865.08
                                                                  2008   11.29    6.53    58,518.43
                                                                  2009    6.53    8.38    55,781.76
                                                                  2010    8.38   10.86    54,042.20
                                                                  2011   10.86   11.03    43,274.51
                                                                  2012   11.03   12.08    37,478.17
                                                                  2013   12.08   17.70    39,233.08
                                                                  2014   17.70   17.64    28,995.50
                                                                  2015   17.64   17.68    24,725.05
                                                                  2016   17.68   18.51    23,121.81
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   40.25   36.94   135,918.88
                                                                  2008   36.94   19.65   117,493.11
                                                                  2009   19.65   27.40   107,747.93
                                                                  2010   27.40   31.05   117,053.96
                                                                  2011   31.05   32.66    97,334.73
                                                                  2012   32.66   35.98    87,220.71
                                                                  2013   35.98   48.51    55,447.98

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.35 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2014    48.51    48.71    51,032.52
                                                                         2015    48.71    43.46    45,885.40
                                                                         2016    43.46    52.64    41,681.88
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))................... 2007    43.48    45.34    76,257.70
                                                                         2008    45.34    33.60    62,219.81
                                                                         2009    33.60    38.83    59,318.76
                                                                         2010    38.83    41.94    53,569.28
                                                                         2011    41.94    42.89    46,708.58
                                                                         2012    42.89    47.47    40,291.50
                                                                         2013    47.47    56.38    34,964.85
                                                                         2014    56.38    61.42    31,072.40
                                                                         2015    61.42    62.06    28,036.77
                                                                         2016    62.06    65.41    25,097.61
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)).......................................... 2007    38.24    39.40   120,101.76
                                                                         2008    39.40    23.53   107,824.93
                                                                         2009    23.53    30.61   108,187.72
                                                                         2010    30.61    33.77   114,348.85
                                                                         2011    33.77    31.92    95,076.13
                                                                         2012    31.92    35.49    86,464.99
                                                                         2013    35.49    46.76    50,199.85
                                                                         2014    46.76    50.95    43,036.77
                                                                         2015    50.95    51.41    35,596.14
                                                                         2016    51.41    54.34    32,187.21
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E)).......................................... 2007    77.77    81.60         0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E)).................................................... 2007    80.92    81.71    26,345.77
                                                                         2008    81.71    50.58    21,368.12
                                                                         2009    50.58    59.53    21,677.47
                                                                         2010    59.53    66.17    20,041.55
                                                                         2011    66.17    65.48    15,147.62
                                                                         2012    65.48    73.38    12,535.79
                                                                         2013    73.38    97.21    12,109.47
                                                                         2014    97.21   109.06    10,494.88
                                                                         2015   109.06   112.48     8,055.95
                                                                         2016   112.48   120.27     7,349.46
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007    15.78    16.76   247,215.23
                                                                         2008    16.76    10.53   220,927.02
                                                                         2009    10.53    14.23   202,584.39
                                                                         2010    14.23    17.70   178,483.20
                                                                         2011    17.70    17.09   137,102.72
                                                                         2012    17.09    19.81   121,643.66
                                                                         2013    19.81    25.98   108,784.64
                                                                         2014    25.98    28.04    98,145.50
                                                                         2015    28.04    26.95    86,260.95
                                                                         2016    26.95    31.98    78,038.65
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007    44.67    46.30   349,602.19
                                                                         2008    46.30    28.69   320,956.17
                                                                         2009    28.69    35.69   319,506.79
                                                                         2010    35.69    40.35   285,741.00
                                                                         2011    40.35    40.49   219,638.21
                                                                         2012    40.49    46.16   185,182.91
                                                                         2013    46.16    60.03   159,045.27
                                                                         2014    60.03    67.05   147,606.68
                                                                         2015    67.05    66.82   134,989.25
                                                                         2016    66.82    73.51   122,760.38
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007    16.15    18.07   101,274.88
                                                                         2008    18.07    10.28    95,326.07
                                                                         2009    10.28    13.36    96,825.76
                                                                         2010    13.36    14.70    88,667.75
                                                                         2011    14.70    12.97    73,941.46
                                                                         2012    12.97    14.94    64,485.37
                                                                         2013    14.94    17.60    59,189.29
                                                                         2014    17.60    16.18    50,531.84
                                                                         2015    16.18    15.68    50,163.74
                                                                         2016    15.68    15.35    50,979.47
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007    45.19    46.42     9,651.68
                                                                         2008    46.42    35.56     6,885.97
                                                                         2009    35.56    41.51     7,610.74
                                                                         2010    41.51    44.96    14,324.60
                                                                         2011    44.96    45.32    19,864.37

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.35 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                      2012   45.32   49.76    23,721.16
                                                                      2013   49.76   58.28    22,722.25
                                                                      2014   58.28   62.31    22,648.37
                                                                      2015   62.31   61.22    23,784.46
                                                                      2016   61.22   65.79    24,584.06
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)..................... 2007   14.93   14.15   341,495.09
                                                                      2008   14.15    9.27   295,292.49
                                                                      2009    9.27   11.03   283,411.78
                                                                      2010   11.03   12.11   289,533.62
                                                                      2011   12.11   12.04   242,528.97
                                                                      2012   12.04   13.83   222,056.24
                                                                      2013   13.83   18.51   177,516.52
                                                                      2014   18.51   20.20   167,730.62
                                                                      2015   20.20   19.88   152,637.12
                                                                      2016   19.88   22.39   141,387.47
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E))............................... 2007   31.68   32.51    16,035.93
                                                                      2008   32.51   19.55    15,150.00
                                                                      2009   19.55   23.47    16,288.50
                                                                      2010   23.47   26.49    12,429.91
                                                                      2011   26.49   24.49    11,080.57
                                                                      2012   24.49   27.93     9,340.35
                                                                      2013   27.93   30.76         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................ 2010   13.24   15.39    67,276.91
                                                                      2011   15.39   14.14    51,242.15
                                                                      2012   14.14   15.27    43,704.89
                                                                      2013   15.27   20.95    33,049.53
                                                                      2014   20.95   20.90    28,626.29
                                                                      2015   20.90   19.60    24,892.21
                                                                      2016   19.60   17.72    25,020.02
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E)).................................................. 2007   19.52   20.83    81,596.15
                                                                      2008   20.83    9.17    70,188.23
                                                                      2009    9.17   12.10    72,550.40
                                                                      2010   12.10   13.09         0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)............... 2007   15.64   17.07   271,023.80
                                                                      2008   17.07    9.74   263,092.91
                                                                      2009    9.74   12.34   251,890.00
                                                                      2010   12.34   13.15   232,457.65
                                                                      2011   13.15   11.34   192,807.50
                                                                      2012   11.34   13.22   165,952.91
                                                                      2013   13.22   15.86   139,527.28
                                                                      2014   15.86   14.69   136,903.05
                                                                      2015   14.69   14.33   127,923.45
                                                                      2016   14.33   14.29   124,024.97
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)............... 2007   21.49   20.44   342,620.13
                                                                      2008   20.44   12.40   289,251.46
                                                                      2009   12.40   13.82   303,310.28
                                                                      2010   13.82   16.56   268,256.95
                                                                      2011   16.56   17.24   212,936.13
                                                                      2012   17.24   18.69   195,697.43
                                                                      2013   18.69   25.52   203,919.67
                                                                      2014   25.52   25.13   170,029.37
                                                                      2015   25.13   24.90   151,302.53
                                                                      2016   24.90   29.12   140,368.57
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))................. 2007   16.47   15.82   101,304.19
                                                                      2008   15.82    9.64    84,884.81
                                                                      2009    9.64   13.02    84,533.17
                                                                      2010   13.02   15.81    79,809.73
                                                                      2011   15.81   14.78    67,223.16
                                                                      2012   14.78   15.37    63,219.07
                                                                      2013   15.37   16.67         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)............. 2007   19.63   20.59   110,568.99
                                                                      2008   20.59   12.09    96,957.57
                                                                      2009   12.09   16.70    88,015.88
                                                                      2010   16.70   19.13    76,118.37
                                                                      2011   19.13   17.29    68,551.25
                                                                      2012   17.29   20.70    64,585.92
                                                                      2013   20.70   26.00    60,919.28
                                                                      2014   26.00   26.22    56,677.09
                                                                      2015   26.22   26.91    56,742.39
                                                                      2016   26.91   26.64    53,810.66
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)..................... 2007   12.55   13.33   632,285.69
                                                                      2008   13.33   13.21   551,168.53

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.35 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2009   13.21   15.41   539,423.74
                                                                 2010   15.41   16.45   476,973.24
                                                                 2011   16.45   16.78   365,137.99
                                                                 2012   16.78   18.09   324,529.81
                                                                 2013   18.09   17.52   283,907.73
                                                                 2014   17.52   18.04   224,899.45
                                                                 2015   18.04   17.81   196,370.22
                                                                 2016   17.81   18.05   162,497.38
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   18.77   18.21   157,487.90
                                                                 2008   18.21   11.93   131,895.91
                                                                 2009   11.93   14.81   131,889.16
                                                                 2010   14.81   18.51   111,720.63
                                                                 2011   18.51   17.50    89,027.03
                                                                 2012   17.50   20.04    77,278.02
                                                                 2013   20.04   27.36    69,232.68
                                                                 2014   27.36   28.32    63,819.37
                                                                 2015   28.32   26.71    59,187.92
                                                                 2016   26.71   31.91    54,013.55
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.26   15.37   133,360.19
                                                                 2008   15.37    8.80   127,217.51
                                                                 2009    8.80   12.43   135,973.72
                                                                 2010   12.43   14.34   115,196.38
                                                                 2011   14.34   13.97    91,160.37
                                                                 2012   13.97   16.37    77,481.33
                                                                 2013   16.37   22.44    98,079.38
                                                                 2014   22.44   24.11    83,437.75
                                                                 2015   24.11   26.32    69,296.58
                                                                 2016   26.32   26.38    64,195.46
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.96    6.46   228,396.00
                                                                 2008    6.46    3.53   163,805.22
                                                                 2009    3.53    5.56   189,385.96
                                                                 2010    5.56    7.01   157,794.46
                                                                 2011    7.01    6.23   130,440.91
                                                                 2012    6.23    6.91   115,998.03
                                                                 2013    6.91    7.23         0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.50    9.86   177,985.78
                                                                 2008    9.86    5.87   141,257.92
                                                                 2009    5.87    8.43   153,547.79
                                                                 2010    8.43   10.64   147,269.01
                                                                 2011   10.64   10.33   123,061.49
                                                                 2012   10.33   11.60   108,864.47
                                                                 2013   11.60   15.65    92,284.77
                                                                 2014   15.65   17.43    86,725.05
                                                                 2015   17.43   18.35    75,728.67
                                                                 2016   18.35   19.26    68,710.79
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.87   16.09    71,559.81
                                                                 2008   16.09   10.11    62,293.86
                                                                 2009   10.11   13.85    61,037.74
                                                                 2010   13.85   18.41    51,946.98
                                                                 2011   18.41   18.44    42,573.15
                                                                 2012   18.44   21.12    37,434.11
                                                                 2013   21.12   30.07    30,699.52
                                                                 2014   30.07   31.65    32,489.67
                                                                 2015   31.65   32.04    28,624.00
                                                                 2016   32.04   35.26    24,337.81
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   21.01   21.54   158,276.17
                                                                 2008   21.54   18.04   110,058.56
                                                                 2009   18.04   23.49   107,449.76
                                                                 2010   23.49   26.10    88,240.41
                                                                 2011   26.10   27.27    74,270.53
                                                                 2012   27.27   29.95    65,314.81
                                                                 2013   29.95   29.82    57,569.73
                                                                 2014   29.82   31.01    50,528.52
                                                                 2015   31.01   30.01    45,569.22
                                                                 2016   30.01   32.12   113,916.24
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   14.27   15.02   160,667.78
                                                                 2008   15.02   12.07   121,621.17
                                                                 2009   12.07   16.31   118,111.75
                                                                 2010   16.31   18.18    93,359.17
                                                                 2011   18.18   18.78    77,135.20
                                                                 2012   18.78   20.94    67,313.82
                                                                 2013   20.94   22.33    65,358.30
                                                                 2014   22.33   23.11    57,245.29

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.35 SEPARATE ACCOUNT CHARGE
------------------------------------------------------
                                                       2015   23.11   22.32    47,665.38
                                                       2016   22.32   23.02         0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).................................... 2007   16.44   16.89   166,280.80
                                                       2008   16.89   16.59   117,835.37
                                                       2009   16.59   17.06   107,529.64
                                                       2010   17.06   17.78    89,346.73
                                                       2011   17.78   18.47    68,683.61
                                                       2012   18.47   18.80    62,680.78
                                                       2013   18.80   18.41    51,530.84
                                                       2014   18.41   18.62    47,950.23
                                                       2015   18.62   18.45    44,417.15
                                                       2016   18.45   18.42    43,023.65





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.45 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          15.26          15.52     149,814.19
                                                                            2008          15.52          13.84      47,001.89
                                                                            2009          13.84          15.34      44,475.29
                                                                            2010          15.34          16.07      36,490.00
                                                                            2011          16.07          16.78      22,553.70
                                                                            2012          16.78          17.40      17,940.74
                                                                            2013          17.40          16.75      13,875.19
                                                                            2014          16.75          17.36      11,709.87
                                                                            2015          17.36          17.13      10,459.60
                                                                            2016          17.13          17.35      11,845.51
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          29.00          34.66     293,038.02
                                                                            2008          34.66          15.85     229,143.49
                                                                            2009          15.85          25.16     215,741.06
                                                                            2010          25.16          30.31     201,537.32
                                                                            2011          30.31          24.12     184,596.10
                                                                            2012          24.12          28.05     148,646.50
                                                                            2013          28.05          35.41     123,984.38
                                                                            2014          35.41          35.59     105,295.27
                                                                            2015          35.59          35.12      88,692.01
                                                                            2016          35.12          35.29      69,956.75
American Funds Growth Investment Division+ (Class 2)....................... 2007         152.29         168.36      99,935.58
                                                                            2008         168.36          92.82      86,140.60
                                                                            2009          92.82         127.36      76,883.79
                                                                            2010         127.36         148.75      76,604.81
                                                                            2011         148.75         140.13      68,947.90
                                                                            2012         140.13         162.57      57,125.17
                                                                            2013         162.57         208.15      48,181.45
                                                                            2014         208.15         222.28      41,094.17
                                                                            2015         222.28         233.76      35,763.33
                                                                            2016         233.76         251.87      31,528.60
American Funds Growth-Income Investment Division+ (Class 2)................ 2007         110.70         114.43     111,462.86
                                                                            2008         114.43          69.98      96,246.95
                                                                            2009          69.98          90.39      83,532.89
                                                                            2010          90.39          99.12      87,048.37
                                                                            2011          99.12          95.76      75,148.47
                                                                            2012          95.76         110.71      62,226.93
                                                                            2013         110.71         145.46      53,494.15
                                                                            2014         145.46         158.37      46,592.52
                                                                            2015         158.37         158.13      40,521.96
                                                                            2016         158.13         173.55      33,675.10
Baillie Gifford International Stock Investment Division (Class E).......... 2007          18.05          19.61      88,675.07
                                                                            2008          19.61          10.78     105,754.35
                                                                            2009          10.78          12.96      70,220.48
                                                                            2010          12.96          13.67      60,031.52
                                                                            2011          13.67          10.78      53,813.66
                                                                            2012          10.78          12.69      43,343.72
                                                                            2013          12.69          14.42      36,043.85
                                                                            2014          14.42          13.76      35,022.69
                                                                            2015          13.76          13.27      31,391.64
                                                                            2016          13.27          13.76      23,789.41
Barclays Aggregate Bond Index Investment Division (Class E)................ 2007          13.28          13.97     784,444.17
                                                                            2008          13.97          14.56     611,234.70
                                                                            2009          14.56          15.09     561,315.35

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.45 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2010   15.09   15.74   557,184.80
                                                                  2011   15.74   16.65   526,466.51
                                                                  2012   16.65   17.02   495,850.80
                                                                  2013   17.02   16.37   493,062.43
                                                                  2014   16.37   17.03   404,006.83
                                                                  2015   17.03   16.82   364,943.83
                                                                  2016   16.82   16.94   341,499.26
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E).............. 2007   49.38   51.65    61,959.21
                                                                  2008   51.65   49.08    54,310.84
                                                                  2009   49.08   52.87    50,740.38
                                                                  2010   52.87   56.38    48,958.84
                                                                  2011   56.38   59.13    43,628.61
                                                                  2012   59.13   62.58    36,753.17
                                                                  2013   62.58   61.11    31,538.85
                                                                  2014   61.11   64.40    29,660.84
                                                                  2015   64.40   63.76    27,060.83
                                                                  2016   63.76   64.71    24,575.47
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   14.45   14.70   214,750.95
                                                                  2008   14.70    9.41   176,299.11
                                                                  2009    9.41   10.31   157,172.75
                                                                  2010   10.31   11.08   154,701.67
                                                                  2011   11.08   11.15   164,401.88
                                                                  2012   11.15   12.55   136,108.94
                                                                  2013   12.55   16.31   119,774.29
                                                                  2014   16.31   17.65   102,510.34
                                                                  2015   17.65   16.34    86,242.34
                                                                  2016   16.34   19.03    79,096.17
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E)).............................................. 2007   23.11   23.89    20,371.08
                                                                  2008   23.89   24.18    21,668.65
                                                                  2009   24.18   23.91    24,492.61
                                                                  2010   23.91   23.56    25,839.23
                                                                  2011   23.56   23.23    39,400.96
                                                                  2012   23.23   22.89    53,419.72
                                                                  2013   22.89   22.56    49,122.16
                                                                  2014   22.56   22.24    44,597.14
                                                                  2015   22.24   21.92    45,529.52
                                                                  2016   21.92   21.64    40,418.93
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    7.87    7.94    27,818.16
                                                                  2008    7.94    4.77    29,274.29
                                                                  2009    4.77    6.26    29,473.07
                                                                  2010    6.26    7.64    33,435.09
                                                                  2011    7.64    7.80    73,277.21
                                                                  2012    7.80    9.11    62,411.36
                                                                  2013    9.11   13.10    77,911.75
                                                                  2014   13.10   15.36   177,750.20
                                                                  2015   15.36   14.53   169,869.57
                                                                  2016   14.53   14.73   136,552.61
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007   10.07    9.35    66,897.73
                                                                  2008    9.35    4.18    60,822.85
                                                                  2009    4.18    5.69    57,470.75
                                                                  2010    5.69    6.02    57,199.36
                                                                  2011    6.02    6.40         0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   43.06   51.09    33,398.73
                                                                  2008   51.09   27.30    30,633.92
                                                                  2009   27.30   40.14    28,257.84
                                                                  2010   40.14   45.57    29,826.93
                                                                  2011   45.57   43.49    31,374.80
                                                                  2012   43.49   47.49    26,978.74
                                                                  2013   47.49   62.07    22,978.77
                                                                  2014   62.07   67.88    19,027.36
                                                                  2015   67.88   68.73    15,708.72
                                                                  2016   68.73   71.29    12,411.24
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   20.03   19.55   166,704.72
                                                                  2008   19.55   11.40   113,224.07
                                                                  2009   11.40   17.44   120,742.26
                                                                  2010   17.44   20.03   122,495.56
                                                                  2011   20.03   16.96   115,617.83
                                                                  2012   16.96   21.60    99,692.23
                                                                  2013   21.60   27.82    99,948.90
                                                                  2014   27.82   25.86    85,082.89
                                                                  2015   25.86   24.36    68,353.28

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.45 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2016   24.36   26.00    67,405.61
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   26.38   26.85   202,718.14
                                                                  2008   26.85   13.92   172,510.66
                                                                  2009   13.92   20.28   151,503.58
                                                                  2010   20.28   25.21   163,109.82
                                                                  2011   25.21   23.22   150,580.47
                                                                  2012   23.22   25.69         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   25.56   26.28   124,227.02
                                                                  2013   26.28   33.79   104,812.83
                                                                  2014   33.79   36.54    89,045.84
                                                                  2015   36.54   32.82    75,014.85
                                                                  2016   32.82   37.41    66,258.84
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.70   16.11    43,624.65
                                                                  2008   16.11    9.73    38,730.93
                                                                  2009    9.73   12.85    37,766.16
                                                                  2010   12.85   16.00    34,734.59
                                                                  2011   16.00   15.61    35,797.11
                                                                  2012   15.61   18.21    20,941.80
                                                                  2013   18.21   25.19    18,744.67
                                                                  2014   25.19   26.82    19,788.55
                                                                  2015   26.82   26.01    16,025.26
                                                                  2016   26.01   28.60    15,345.76
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.93    5.42    51,308.46
                                                                  2008    5.42    3.39    38,907.86
                                                                  2009    3.39    4.67   121,161.49
                                                                  2010    4.67    5.13   183,683.71
                                                                  2011    5.13    5.08   143,034.43
                                                                  2012    5.08    5.78   170,483.54
                                                                  2013    5.78    7.81   123,754.88
                                                                  2014    7.81    8.37    96,825.88
                                                                  2015    8.37    9.13    93,425.47
                                                                  2016    9.13    9.00    67,117.58
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   32.13   35.38    52,045.85
                                                                  2008   35.38   22.32    38,880.19
                                                                  2009   22.32   28.61    32,210.94
                                                                  2010   28.61   35.91    31,834.00
                                                                  2011   35.91   35.55    32,054.41
                                                                  2012   35.55   40.07    23,462.87
                                                                  2013   40.07   55.62    21,348.50
                                                                  2014   55.62   56.79    18,027.60
                                                                  2015   56.79   55.06    14,974.86
                                                                  2016   55.06   64.63    13,721.31
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.90   11.22    70,074.75
                                                                  2008   11.22    6.48    62,494.20
                                                                  2009    6.48    8.31    58,776.47
                                                                  2010    8.31   10.76    53,322.41
                                                                  2011   10.76   10.92    48,775.80
                                                                  2012   10.92   11.94    40,780.40
                                                                  2013   11.94   17.48    42,837.76
                                                                  2014   17.48   17.41    38,517.67
                                                                  2015   17.41   17.42    36,104.34
                                                                  2016   17.42   18.23    32,840.57
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   39.71   36.40   130,818.69
                                                                  2008   36.40   19.34   121,899.38
                                                                  2009   19.34   26.94   110,240.29
                                                                  2010   26.94   30.51   100,223.20
                                                                  2011   30.51   32.05    98,243.83
                                                                  2012   32.05   35.28    78,245.59
                                                                  2013   35.28   47.52    68,802.66
                                                                  2014   47.52   47.67    61,099.16
                                                                  2015   47.67   42.48    54,921.93
                                                                  2016   42.48   51.41    47,978.56
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   42.59   44.37   101,862.26
                                                                  2008   44.37   32.85    84,562.68
                                                                  2009   32.85   37.93    75,807.44
                                                                  2010   37.93   40.92    79,478.47
                                                                  2011   40.92   41.81    72,159.84
                                                                  2012   41.81   46.23    65,154.43
                                                                  2013   46.23   54.86    56,783.98
                                                                  2014   54.86   59.70    45,200.80
                                                                  2015   59.70   60.25    39,523.77
                                                                  2016   60.25   63.44    37,284.41
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007   37.78   38.89   111,810.22

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.45 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2008    38.89    23.20   102,623.60
                                                                         2009    23.20    30.15    99,637.92
                                                                         2010    30.15    33.22   106,090.66
                                                                         2011    33.22    31.38    85,935.22
                                                                         2012    31.38    34.85    69,523.35
                                                                         2013    34.85    45.87    58,187.48
                                                                         2014    45.87    49.93    47,684.09
                                                                         2015    49.93    50.33    41,044.62
                                                                         2016    50.33    53.15    36,917.40
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E)).......................................... 2007    75.96    79.67         0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E)).................................................... 2007    79.01    79.73    31,043.42
                                                                         2008    79.73    49.30    25,395.96
                                                                         2009    49.30    57.97    21,433.11
                                                                         2010    57.97    64.37    21,059.10
                                                                         2011    64.37    63.63    22,793.06
                                                                         2012    63.63    71.24    20,441.72
                                                                         2013    71.24    94.29    18,503.82
                                                                         2014    94.29   105.67    16,385.15
                                                                         2015   105.67   108.88    13,917.75
                                                                         2016   108.88   116.30    12,456.64
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007    15.68    16.64   270,365.66
                                                                         2008    16.64    10.44   236,119.79
                                                                         2009    10.44    14.09   208,005.06
                                                                         2010    14.09    17.51   201,564.42
                                                                         2011    17.51    16.90   179,219.32
                                                                         2012    16.90    19.56   156,891.56
                                                                         2013    19.56    25.64   148,834.50
                                                                         2014    25.64    27.64   123,651.04
                                                                         2015    27.64    26.54   116,345.26
                                                                         2016    26.54    31.46   102,985.81
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007    43.93    45.49   370,813.44
                                                                         2008    45.49    28.16   363,473.21
                                                                         2009    28.16    34.99   327,666.89
                                                                         2010    34.99    39.52   339,490.00
                                                                         2011    39.52    39.62   315,180.82
                                                                         2012    39.62    45.12   276,819.86
                                                                         2013    45.12    58.63   236,919.12
                                                                         2014    58.63    65.41   196,481.39
                                                                         2015    65.41    65.13   181,267.34
                                                                         2016    65.13    71.58   171,487.57
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007    16.09    17.98   119,243.99
                                                                         2008    17.98    10.21   123,987.72
                                                                         2009    10.21    13.26    88,263.14
                                                                         2010    13.26    14.58    75,610.22
                                                                         2011    14.58    12.85    79,543.76
                                                                         2012    12.85    14.79    51,312.77
                                                                         2013    14.79    17.40    35,277.29
                                                                         2014    17.40    15.98    26,671.58
                                                                         2015    15.98    15.47    23,446.40
                                                                         2016    15.47    15.13    21,628.78
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007    44.31    45.47   114,974.67
                                                                         2008    45.47    34.80    86,913.95
                                                                         2009    34.80    40.57   110,222.67
                                                                         2010    40.57    43.91   119,511.53
                                                                         2011    43.91    44.21   126,149.10
                                                                         2012    44.21    48.50   116,717.03
                                                                         2013    48.50    56.74   122,190.70
                                                                         2014    56.74    60.60   117,112.94
                                                                         2015    60.60    59.49   114,910.59
                                                                         2016    59.49    63.87   116,384.53
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007    14.81    14.02   332,206.15
                                                                         2008    14.02     9.17   335,654.65
                                                                         2009     9.17    10.91   288,597.58
                                                                         2010    10.91    11.96   249,220.98
                                                                         2011    11.96    11.89   242,494.32
                                                                         2012    11.89    13.64   204,551.67
                                                                         2013    13.64    18.23   205,469.25
                                                                         2014    18.23    19.88   182,361.28
                                                                         2015    19.88    19.54   154,432.26
                                                                         2016    19.54    21.99   143,872.94
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007    31.25    32.04    38,146.64

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.45 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2008   32.04   19.25    26,036.40
                                                                  2009   19.25   23.08    25,886.75
                                                                  2010   23.08   26.03    22,399.41
                                                                  2011   26.03   24.04    17,640.68
                                                                  2012   24.04   27.38    15,937.58
                                                                  2013   27.38   30.15         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2010   13.07   15.17   146,891.87
                                                                  2011   15.17   13.93   121,850.86
                                                                  2012   13.93   15.03   107,856.82
                                                                  2013   15.03   20.60    84,405.64
                                                                  2014   20.60   20.53    75,158.78
                                                                  2015   20.53   19.23    67,984.98
                                                                  2016   19.23   17.37    64,912.87
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E)).............................................. 2007   19.33   20.61   120,949.07
                                                                  2008   20.61    9.06   135,907.25
                                                                  2009    9.06   11.94   138,421.91
                                                                  2010   11.94   12.92         0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)........... 2007   15.52   16.91   316,096.12
                                                                  2008   16.91    9.64   321,287.17
                                                                  2009    9.64   12.21   284,306.48
                                                                  2010   12.21   12.99   293,691.09
                                                                  2011   12.99   11.19   305,943.64
                                                                  2012   11.19   13.03   261,681.60
                                                                  2013   13.03   15.62   231,862.70
                                                                  2014   15.62   14.46   221,731.71
                                                                  2015   14.46   14.08   209,419.10
                                                                  2016   14.08   14.03   193,315.59
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)........... 2007   21.35   20.29   359,946.92
                                                                  2008   20.29   12.30   302,138.46
                                                                  2009   12.30   13.68   283,371.27
                                                                  2010   13.68   16.38   272,466.07
                                                                  2011   16.38   17.04   266,777.20
                                                                  2012   17.04   18.46   220,537.32
                                                                  2013   18.46   25.18   234,034.69
                                                                  2014   25.18   24.77   206,887.92
                                                                  2015   24.77   24.52   175,731.94
                                                                  2016   24.52   28.65   149,819.68
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))............. 2007   16.39   15.72   104,909.86
                                                                  2008   15.72    9.57    93,543.74
                                                                  2009    9.57   12.91    78,251.09
                                                                  2010   12.91   15.66    66,775.02
                                                                  2011   15.66   14.63    60,757.51
                                                                  2012   14.63   15.20    56,619.15
                                                                  2013   15.20   16.48         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)......... 2007   19.44   20.37    61,234.70
                                                                  2008   20.37   11.94    46,221.82
                                                                  2009   11.94   16.49    44,343.71
                                                                  2010   16.49   18.87    45,184.46
                                                                  2011   18.87   17.04    39,095.89
                                                                  2012   17.04   20.38    33,675.93
                                                                  2013   20.38   25.56    32,200.95
                                                                  2014   25.56   25.76    33,081.63
                                                                  2015   25.76   26.41    28,181.82
                                                                  2016   26.41   26.12    26,363.31
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   12.48   13.24   679,792.80
                                                                  2008   13.24   13.11   426,006.69
                                                                  2009   13.11   15.27   447,407.93
                                                                  2010   15.27   16.29   536,217.64
                                                                  2011   16.29   16.60   435,815.68
                                                                  2012   16.60   17.87   381,839.06
                                                                  2013   17.87   17.30   306,131.31
                                                                  2014   17.30   17.79   250,169.19
                                                                  2015   17.79   17.55   191,693.38
                                                                  2016   17.55   17.76   173,475.49
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)........ 2007   18.61   18.04   171,927.11
                                                                  2008   18.04   11.81   138,761.89
                                                                  2009   11.81   14.65   130,087.10
                                                                  2010   14.65   18.28   128,817.75
                                                                  2011   18.28   17.27   117,133.58
                                                                  2012   17.27   19.76    98,952.39
                                                                  2013   19.76   26.95    84,728.51
                                                                  2014   26.95   27.86    75,161.82
                                                                  2015   27.86   26.25    70,009.67

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.45 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2016   26.25   31.33    69,195.20
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.14   15.23   116,866.38
                                                                 2008   15.23    8.71   112,491.80
                                                                 2009    8.71   12.29   103,365.41
                                                                 2010   12.29   14.16    97,287.97
                                                                 2011   14.16   13.78    89,692.65
                                                                 2012   13.78   16.14    65,764.77
                                                                 2013   16.14   22.10   136,295.35
                                                                 2014   22.10   23.73   120,640.37
                                                                 2015   23.73   25.87   107,773.66
                                                                 2016   25.87   25.91    88,527.41
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.94    6.41   391,805.49
                                                                 2008    6.41    3.51   248,780.83
                                                                 2009    3.51    5.51   303,452.40
                                                                 2010    5.51    6.94   330,488.74
                                                                 2011    6.94    6.16   290,045.67
                                                                 2012    6.16    6.83   242,474.54
                                                                 2013    6.83    7.14         0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.45    9.79   397,174.12
                                                                 2008    9.79    5.83   273,492.99
                                                                 2009    5.83    8.35   234,942.57
                                                                 2010    8.35   10.54   212,869.74
                                                                 2011   10.54   10.22   175,942.65
                                                                 2012   10.22   11.46   145,428.02
                                                                 2013   11.46   15.45   126,647.92
                                                                 2014   15.45   17.19   120,243.26
                                                                 2015   17.19   18.08   106,570.22
                                                                 2016   18.08   18.96   101,028.68
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.72   15.91    68,985.23
                                                                 2008   15.91   10.00    85,639.95
                                                                 2009   10.00   13.67    78,540.36
                                                                 2010   13.67   18.15    79,183.45
                                                                 2011   18.15   18.17    74,367.43
                                                                 2012   18.17   20.79    52,990.95
                                                                 2013   20.79   29.57    44,691.30
                                                                 2014   29.57   31.09    39,152.68
                                                                 2015   31.09   31.45    33,638.23
                                                                 2016   31.45   34.57    32,441.14
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   20.76   21.26   178,702.82
                                                                 2008   21.26   17.78   140,983.01
                                                                 2009   17.78   23.13   122,810.74
                                                                 2010   23.13   25.68   143,803.41
                                                                 2011   25.68   26.81   125,299.78
                                                                 2012   26.81   29.41   108,320.81
                                                                 2013   29.41   29.25   104,162.29
                                                                 2014   29.25   30.39    91,705.57
                                                                 2015   30.39   29.38    83,551.37
                                                                 2016   29.38   31.42   344,282.67
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   14.13   14.86   161,552.42
                                                                 2008   14.86   11.93   134,259.20
                                                                 2009   11.93   16.10   163,917.40
                                                                 2010   16.10   17.93   175,369.31
                                                                 2011   17.93   18.51   135,149.44
                                                                 2012   18.51   20.61   123,514.91
                                                                 2013   20.61   21.95   104,729.72
                                                                 2014   21.95   22.70    87,281.60
                                                                 2015   22.70   21.91    74,232.64
                                                                 2016   21.91   22.58         0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).............................................. 2007   16.24   16.67   112,248.93
                                                                 2008   16.67   16.36    98,909.76
                                                                 2009   16.36   16.80    90,882.37
                                                                 2010   16.80   17.50    86,161.04
                                                                 2011   17.50   18.16    70,161.01
                                                                 2012   18.16   18.46    59,181.32
                                                                 2013   18.46   18.06    58,858.03
                                                                 2014   18.06   18.25    44,420.01
                                                                 2015   18.25   18.06    38,437.29
                                                                 2016   18.06   18.01    38,739.41

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.50 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          15.19          15.43      68,169.42
                                                                            2008          15.43          13.76      16,239.77
                                                                            2009          13.76          15.24      16,416.12
                                                                            2010          15.24          15.96      24,364.59
                                                                            2011          15.96          16.66      11,030.42
                                                                            2012          16.66          17.26       9,151.52
                                                                            2013          17.26          16.61       7,509.35
                                                                            2014          16.61          17.20       7,358.85
                                                                            2015          17.20          16.97       5,575.15
                                                                            2016          16.97          17.18       6,637.31
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          28.88          34.49     141,939.77
                                                                            2008          34.49          15.76      93,838.28
                                                                            2009          15.76          25.01      86,284.29
                                                                            2010          25.01          30.12      83,769.53
                                                                            2011          30.12          23.95      71,867.34
                                                                            2012          23.95          27.84      63,194.97
                                                                            2013          27.84          35.14      46,488.38
                                                                            2014          35.14          35.29      39,072.65
                                                                            2015          35.29          34.81      25,443.34
                                                                            2016          34.81          34.96      21,737.70
American Funds Growth Investment Division+ (Class 2)....................... 2007         150.48         166.28      54,048.73
                                                                            2008         166.28          91.63      42,147.59
                                                                            2009          91.63         125.66      38,086.04
                                                                            2010         125.66         146.69      36,750.77
                                                                            2011         146.69         138.13      30,896.19
                                                                            2012         138.13         160.16      26,764.62
                                                                            2013         160.16         204.97      22,558.96
                                                                            2014         204.97         218.77      18,689.60
                                                                            2015         218.77         229.95      15,946.51
                                                                            2016         229.95         247.64      13,912.12
American Funds Growth-Income Investment Division+ (Class 2)................ 2007         109.39         113.01      69,156.14
                                                                            2008         113.01          69.08      55,948.52
                                                                            2009          69.08          89.18      53,241.27
                                                                            2010          89.18          97.75      51,024.07
                                                                            2011          97.75          94.39      41,759.75
                                                                            2012          94.39         109.07      34,875.77
                                                                            2013         109.07         143.23      30,143.69
                                                                            2014         143.23         155.87      28,663.88
                                                                            2015         155.87         155.55      19,483.83
                                                                            2016         155.55         170.63      16,524.74
Baillie Gifford International Stock Investment Division (Class E).......... 2007          17.91          19.44      41,579.91
                                                                            2008          19.44          10.69      44,634.46
                                                                            2009          10.69          12.84      35,121.97
                                                                            2010          12.84          13.54      27,396.75
                                                                            2011          13.54          10.67      21,754.69
                                                                            2012          10.67          12.55      22,425.41
                                                                            2013          12.55          14.26      16,832.89
                                                                            2014          14.26          13.60      13,220.04
                                                                            2015          13.60          13.11      12,383.76
                                                                            2016          13.11          13.59      10,937.92
Barclays Aggregate Bond Index Investment Division (Class E)................ 2007          13.23          13.90     504,058.33
                                                                            2008          13.90          14.49     331,765.98
                                                                            2009          14.49          15.00     308,551.57
                                                                            2010          15.00          15.64     266,297.97
                                                                            2011          15.64          16.55     205,511.61
                                                                            2012          16.55          16.90     190,653.61
                                                                            2013          16.90          16.24     181,434.36
                                                                            2014          16.24          16.90     167,684.38
                                                                            2015          16.90          16.68     157,048.18
                                                                            2016          16.68          16.79     136,776.34
BlackRock Bond Income Investment Division (Class E)........................ 2007          48.80          51.02      39,380.69
                                                                            2008          51.02          48.46      30,754.13
                                                                            2009          48.46          52.18      26,751.59
                                                                            2010          52.18          55.61      25,334.02
                                                                            2011          55.61          58.29      21,116.16
                                                                            2012          58.29          61.66      19,067.97
                                                                            2013          61.66          60.19      15,099.60
                                                                            2014          60.19          63.40      13,955.80
                                                                            2015          63.40          62.73      13,343.71
                                                                            2016          62.73          63.63       9,452.37
BlackRock Large Cap Value Investment Division (Class E).................... 2007          14.41          14.66      99,140.93
                                                                            2008          14.66           9.38      57,156.94
                                                                            2009           9.38          10.27      52,277.20

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.50 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2010   10.27   11.03    37,119.03
                                                                  2011   11.03   11.10    35,490.67
                                                                  2012   11.10   12.48    28,910.91
                                                                  2013   12.48   16.22    15,401.37
                                                                  2014   16.22   17.54    16,992.41
                                                                  2015   17.54   16.23    14,077.79
                                                                  2016   16.23   18.89    11,921.24
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E)).............................................. 2007   22.84   23.60         0.00
                                                                  2008   23.60   23.88       660.36
                                                                  2009   23.88   23.60         0.00
                                                                  2010   23.60   23.24         3.74
                                                                  2011   23.24   22.90         0.00
                                                                  2012   22.90   22.56         0.00
                                                                  2013   22.56   22.22         0.00
                                                                  2014   22.22   21.89         0.00
                                                                  2015   21.89   21.56         0.00
                                                                  2016   21.56   21.28         0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    7.85    7.91    12,187.90
                                                                  2008    7.91    4.75     8,626.43
                                                                  2009    4.75    6.24    10,442.02
                                                                  2010    6.24    7.61    11,399.45
                                                                  2011    7.61    7.76    23,185.99
                                                                  2012    7.76    9.06    13,735.26
                                                                  2013    9.06   13.02    21,233.07
                                                                  2014   13.02   15.25    54,350.66
                                                                  2015   15.25   14.43    50,808.30
                                                                  2016   14.43   14.62    48,442.99
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007   10.03    9.31    47,245.59
                                                                  2008    9.31    4.16    42,413.08
                                                                  2009    4.16    5.66    48,083.73
                                                                  2010    5.66    5.99    34,050.83
                                                                  2011    5.99    6.36         0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   42.66   50.59    12,156.89
                                                                  2008   50.59   27.02    10,590.38
                                                                  2009   27.02   39.70    10,383.46
                                                                  2010   39.70   45.06    10,222.74
                                                                  2011   45.06   42.97     9,839.03
                                                                  2012   42.97   46.91     8,972.48
                                                                  2013   46.91   61.28     8,577.60
                                                                  2014   61.28   66.98     8,204.18
                                                                  2015   66.98   67.78     8,497.34
                                                                  2016   67.78   70.28     8,419.35
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.98   19.49    76,795.16
                                                                  2008   19.49   11.36    56,722.39
                                                                  2009   11.36   17.37    46,165.40
                                                                  2010   17.37   19.94    42,650.81
                                                                  2011   19.94   16.87    46,799.33
                                                                  2012   16.87   21.48    41,306.64
                                                                  2013   21.48   27.65    44,846.76
                                                                  2014   27.65   25.69    38,457.13
                                                                  2015   25.69   24.18    34,544.47
                                                                  2016   24.18   25.80    28,128.07
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   26.27   26.72   110,625.45
                                                                  2008   26.72   13.85    89,005.48
                                                                  2009   13.85   20.17    81,459.34
                                                                  2010   20.17   25.06    70,064.94
                                                                  2011   25.06   23.07    56,505.82
                                                                  2012   23.07   25.51         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   25.39   26.09    44,636.22
                                                                  2013   26.09   33.53    40,046.85
                                                                  2014   33.53   36.25    32,365.89
                                                                  2015   36.25   32.54    28,637.40
                                                                  2016   32.54   37.07    26,169.23
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.66   16.06    13,171.09
                                                                  2008   16.06    9.70    11,955.41
                                                                  2009    9.70   12.79     8,420.43
                                                                  2010   12.79   15.92     7,432.77
                                                                  2011   15.92   15.53     7,181.60
                                                                  2012   15.53   18.10     6,274.75
                                                                  2013   18.10   25.03     5,682.78
                                                                  2014   25.03   26.64     4,865.62

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.50 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2015   26.64   25.82    4,000.58
                                                                  2016   25.82   28.38    3,979.76
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.92    5.40   47,576.81
                                                                  2008    5.40    3.37   26,859.49
                                                                  2009    3.37    4.65   36,039.71
                                                                  2010    4.65    5.11   52,675.51
                                                                  2011    5.11    5.05   43,829.91
                                                                  2012    5.05    5.75   52,879.88
                                                                  2013    5.75    7.75   42,537.61
                                                                  2014    7.75    8.31   40,809.07
                                                                  2015    8.31    9.06   39,725.44
                                                                  2016    9.06    8.93   39,622.71
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   31.93   35.14   24,753.05
                                                                  2008   35.14   22.15   18,218.89
                                                                  2009   22.15   28.38   17,520.05
                                                                  2010   28.38   35.61   10,143.68
                                                                  2011   35.61   35.23    8,861.93
                                                                  2012   35.23   39.70    7,801.51
                                                                  2013   39.70   55.08    5,681.01
                                                                  2014   55.08   56.21    3,860.98
                                                                  2015   56.21   54.46    3,669.03
                                                                  2016   54.46   63.90    2,928.54
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.86   11.18   22,600.94
                                                                  2008   11.18    6.46   13,470.51
                                                                  2009    6.46    8.27   14,355.56
                                                                  2010    8.27   10.71   13,044.72
                                                                  2011   10.71   10.86   10,584.12
                                                                  2012   10.86   11.87   10,141.94
                                                                  2013   11.87   17.37    8,866.98
                                                                  2014   17.37   17.29    8,158.53
                                                                  2015   17.29   17.29    6,379.63
                                                                  2016   17.29   18.08    5,307.92
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   39.43   36.13   89,156.62
                                                                  2008   36.13   19.19   66,805.26
                                                                  2009   19.19   26.72   59,589.70
                                                                  2010   26.72   30.24   51,376.34
                                                                  2011   30.24   31.75   42,015.39
                                                                  2012   31.75   34.94   36,978.56
                                                                  2013   34.94   47.03   32,708.70
                                                                  2014   47.03   47.15   27,038.33
                                                                  2015   47.15   42.00   24,360.33
                                                                  2016   42.00   50.80   20,447.21
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   42.16   43.90   55,172.11
                                                                  2008   43.90   32.49   43,769.76
                                                                  2009   32.49   37.49   43,715.81
                                                                  2010   37.49   40.42   40,112.99
                                                                  2011   40.42   41.28   37,810.08
                                                                  2012   41.28   45.62   33,080.01
                                                                  2013   45.62   54.11   27,245.76
                                                                  2014   54.11   58.85   25,246.45
                                                                  2015   58.85   59.37   22,143.10
                                                                  2016   59.37   62.48   18,645.58
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007   37.55   38.63   73,834.53
                                                                  2008   38.63   23.04   64,479.49
                                                                  2009   23.04   29.92   58,711.45
                                                                  2010   29.92   32.96   47,245.65
                                                                  2011   32.96   31.11   36,642.55
                                                                  2012   31.11   34.54   31,777.81
                                                                  2013   34.54   45.43   28,217.67
                                                                  2014   45.43   49.43   22,874.42
                                                                  2015   49.43   49.80   21,325.41
                                                                  2016   49.80   52.57   18,776.07
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E))................................... 2007   75.07   78.73        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E))............................................. 2007   78.07   78.75   21,837.96
                                                                  2008   78.75   48.68   20,064.90
                                                                  2009   48.68   57.21   18,375.14
                                                                  2010   57.21   63.49   16,024.53
                                                                  2011   63.49   62.73   13,131.95

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.50 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2012    62.73    70.20    10,820.40
                                                                         2013    70.20    92.86     7,959.58
                                                                         2014    92.86   104.02     6,550.45
                                                                         2015   104.02   107.12     5,606.30
                                                                         2016   107.12   114.37     5,421.44
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007    15.63    16.58   142,204.00
                                                                         2008    16.58    10.40   119,921.71
                                                                         2009    10.40    14.03   105,445.78
                                                                         2010    14.03    17.42    87,932.09
                                                                         2011    17.42    16.80    68,907.72
                                                                         2012    16.80    19.44    54,776.76
                                                                         2013    19.44    25.46    44,102.46
                                                                         2014    25.46    27.44    36,073.68
                                                                         2015    27.44    26.33    30,832.56
                                                                         2016    26.33    31.20    27,519.49
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007    43.57    45.09   236,025.99
                                                                         2008    45.09    27.90   224,173.71
                                                                         2009    27.90    34.65   216,413.47
                                                                         2010    34.65    39.12   190,476.27
                                                                         2011    39.12    39.20   163,517.41
                                                                         2012    39.20    44.61   130,826.63
                                                                         2013    44.61    57.94    97,925.46
                                                                         2014    57.94    64.61    82,567.64
                                                                         2015    64.61    64.30    73,409.87
                                                                         2016    64.30    70.63    67,238.24
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007    16.01    17.88    67,475.24
                                                                         2008    17.88    10.16    63,115.75
                                                                         2009    10.16    13.18    44,920.19
                                                                         2010    13.18    14.49    37,353.66
                                                                         2011    14.49    12.76    26,061.17
                                                                         2012    12.76    14.68    20,283.01
                                                                         2013    14.68    17.26    14,137.02
                                                                         2014    17.26    15.84    13,509.47
                                                                         2015    15.84    15.33    13,170.93
                                                                         2016    15.33    14.99    10,864.23
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007    43.88    45.00    26,133.41
                                                                         2008    45.00    34.42    19,043.01
                                                                         2009    34.42    40.12    17,976.77
                                                                         2010    40.12    43.39    18,152.54
                                                                         2011    43.39    43.67    20,510.69
                                                                         2012    43.67    47.88    22,811.63
                                                                         2013    47.88    55.99    20,666.18
                                                                         2014    55.99    59.77    17,478.95
                                                                         2015    59.77    58.65    16,180.17
                                                                         2016    58.65    62.93    16,102.93
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007    14.75    13.96   252,505.10
                                                                         2008    13.96     9.13   187,770.96
                                                                         2009     9.13    10.85   162,561.67
                                                                         2010    10.85    11.89   153,133.05
                                                                         2011    11.89    11.81   115,870.87
                                                                         2012    11.81    13.54    98,543.53
                                                                         2013    13.54    18.09   104,063.47
                                                                         2014    18.09    19.72    81,162.40
                                                                         2015    19.72    19.37    71,475.39
                                                                         2016    19.37    21.79    59,371.52
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007    31.03    31.81    21,344.57
                                                                         2008    31.81    19.10     9,222.86
                                                                         2009    19.10    22.89     7,547.38
                                                                         2010    22.89    25.80     3,722.53
                                                                         2011    25.80    23.81     3,379.25
                                                                         2012    23.81    27.11     3,184.20
                                                                         2013    27.11    29.85         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................... 2010    12.98    15.07    42,126.01
                                                                         2011    15.07    13.82    36,928.28
                                                                         2012    13.82    14.91    35,160.57
                                                                         2013    14.91    20.42    29,308.38
                                                                         2014    20.42    20.35    19,899.43
                                                                         2015    20.35    19.05    18,633.25
                                                                         2016    19.05    17.20    17,743.47
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E))..................................................... 2007    19.23    20.50    63,408.93
                                                                         2008    20.50     9.00    56,222.49
                                                                         2009     9.00    11.87    50,201.63
                                                                         2010    11.87    12.84         0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.50 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E).......... 2007   15.45   16.83   189,661.67
                                                                 2008   16.83    9.59   177,187.70
                                                                 2009    9.59   12.14   151,261.63
                                                                 2010   12.14   12.92   130,578.26
                                                                 2011   12.92   11.12   118,268.87
                                                                 2012   11.12   12.94    95,341.21
                                                                 2013   12.94   15.51    68,033.67
                                                                 2014   15.51   14.34    66,557.85
                                                                 2015   14.34   13.96    62,885.23
                                                                 2016   13.96   13.90    59,699.92
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E).......... 2007   21.28   20.21   182,013.02
                                                                 2008   20.21   12.24   144,165.58
                                                                 2009   12.24   13.62   137,806.90
                                                                 2010   13.62   16.30   119,636.44
                                                                 2011   16.30   16.95    89,165.64
                                                                 2012   16.95   18.35    74,529.71
                                                                 2013   18.35   25.01    69,335.61
                                                                 2014   25.01   24.59    62,267.20
                                                                 2015   24.59   24.33    55,700.93
                                                                 2016   24.33   28.41    49,103.61
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))............ 2007   16.34   15.67    24,229.79
                                                                 2008   15.67    9.53    12,214.19
                                                                 2009    9.53   12.86    10,153.85
                                                                 2010   12.86   15.59     8,579.14
                                                                 2011   15.59   14.55     7,347.21
                                                                 2012   14.55   15.11     6,625.45
                                                                 2013   15.11   16.38         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)........ 2007   19.35   20.26    53,041.19
                                                                 2008   20.26   11.87    36,168.26
                                                                 2009   11.87   16.38    32,550.37
                                                                 2010   16.38   18.74    30,138.87
                                                                 2011   18.74   16.91    27,518.07
                                                                 2012   16.91   20.21    18,800.69
                                                                 2013   20.21   25.35    16,699.18
                                                                 2014   25.35   25.53    14,660.49
                                                                 2015   25.53   26.16    14,970.68
                                                                 2016   26.16   25.86    13,314.30
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   12.44   13.19   320,435.69
                                                                 2008   13.19   13.05   241,963.04
                                                                 2009   13.05   15.20   226,772.03
                                                                 2010   15.20   16.21   226,976.66
                                                                 2011   16.21   16.51   176,707.69
                                                                 2012   16.51   17.77   159,558.60
                                                                 2013   17.77   17.18   132,308.09
                                                                 2014   17.18   17.66   101,752.26
                                                                 2015   17.66   17.42    86,506.72
                                                                 2016   17.42   17.62    77,087.23
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   18.54   17.96    99,969.76
                                                                 2008   17.96   11.75    78,538.42
                                                                 2009   11.75   14.57    80,783.32
                                                                 2010   14.57   18.17    65,651.52
                                                                 2011   18.17   17.16    50,355.40
                                                                 2012   17.16   19.62    43,831.00
                                                                 2013   19.62   26.74    36,126.23
                                                                 2014   26.74   27.64    30,312.91
                                                                 2015   27.64   26.03    27,222.63
                                                                 2016   26.03   31.05    23,706.96
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.08   15.16    88,159.23
                                                                 2008   15.16    8.67    78,559.71
                                                                 2009    8.67   12.22    69,000.95
                                                                 2010   12.22   14.08    62,644.41
                                                                 2011   14.08   13.69    52,849.24
                                                                 2012   13.69   16.03    49,134.36
                                                                 2013   16.03   21.93    73,400.13
                                                                 2014   21.93   23.53    62,871.70
                                                                 2015   23.53   25.65    51,188.68
                                                                 2016   25.65   25.67    44,958.78
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.92    6.39   164,987.80
                                                                 2008    6.39    3.49    93,495.91
                                                                 2009    3.49    5.48   130,339.87
                                                                 2010    5.48    6.91   117,028.59
                                                                 2011    6.91    6.13   101,790.50
                                                                 2012    6.13    6.79    89,655.03
                                                                 2013    6.79    7.10         0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.42    9.76   152,151.38

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.50 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2008    9.76    5.80    88,627.46
                                                                 2009    5.80    8.32    80,658.56
                                                                 2010    8.32   10.49    79,755.13
                                                                 2011   10.49   10.16    60,992.10
                                                                 2012   10.16   11.40    58,460.14
                                                                 2013   11.40   15.35    55,892.87
                                                                 2014   15.35   17.07    52,082.37
                                                                 2015   17.07   17.95    45,241.32
                                                                 2016   17.95   18.81    40,636.48
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.65   15.83    36,639.92
                                                                 2008   15.83    9.94    35,351.76
                                                                 2009    9.94   13.59    37,564.51
                                                                 2010   13.59   18.03    37,940.89
                                                                 2011   18.03   18.04    31,834.95
                                                                 2012   18.04   20.62    28,918.95
                                                                 2013   20.62   29.32    29,877.24
                                                                 2014   29.32   30.82    23,277.83
                                                                 2015   30.82   31.15    17,950.92
                                                                 2016   31.15   34.23    16,180.54
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   20.63   21.12    97,149.91
                                                                 2008   21.12   17.66    63,131.20
                                                                 2009   17.66   22.96    58,766.06
                                                                 2010   22.96   25.47    60,990.98
                                                                 2011   25.47   26.58    43,858.29
                                                                 2012   26.58   29.14    41,324.00
                                                                 2013   29.14   28.97    34,608.98
                                                                 2014   28.97   30.08    24,946.82
                                                                 2015   30.08   29.07    20,238.91
                                                                 2016   29.07   31.07    59,719.77
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   14.06   14.78   132,329.97
                                                                 2008   14.78   11.86    94,722.60
                                                                 2009   11.86   16.00    81,223.65
                                                                 2010   16.00   17.81    72,087.06
                                                                 2011   17.81   18.37    62,623.63
                                                                 2012   18.37   20.45    55,746.24
                                                                 2013   20.45   21.77    41,578.19
                                                                 2014   21.77   22.50    29,539.03
                                                                 2015   22.50   21.70    26,422.79
                                                                 2016   21.70   22.37         0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).............................................. 2007   16.15   16.56   109,662.08
                                                                 2008   16.56   16.24    78,800.63
                                                                 2009   16.24   16.67    80,364.54
                                                                 2010   16.67   17.36    84,377.04
                                                                 2011   17.36   18.00    70,187.35
                                                                 2012   18.00   18.29    63,969.82
                                                                 2013   18.29   17.88    61,780.33
                                                                 2014   17.88   18.07    47,823.40
                                                                 2015   18.07   17.87    42,465.10
                                                                 2016   17.87   17.82    37,723.08





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.60 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          15.04          15.27      26,795.36
                                                                            2008          15.27          13.60      23,110.57
                                                                            2009          13.60          15.05      20,625.76
                                                                            2010          15.05          15.74      16,284.48
                                                                            2011          15.74          16.41      14,590.66
                                                                            2012          16.41          16.99      10,535.95
                                                                            2013          16.99          16.34       6,618.83
                                                                            2014          16.34          16.90       8,643.30
                                                                            2015          16.90          16.66       8,366.53
                                                                            2016          16.66          16.85       7,772.95
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          28.63          34.16     150,471.52
                                                                            2008          34.16          15.60     106,380.52
                                                                            2009          15.60          24.72     102,365.71

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.60 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2010    24.72    29.74    98,037.32
                                                                 2011    29.74    23.63    79,838.23
                                                                 2012    23.63    27.44    66,448.07
                                                                 2013    27.44    34.59    60,910.44
                                                                 2014    34.59    34.71    53,771.81
                                                                 2015    34.71    34.20    46,118.48
                                                                 2016    34.20    34.31    42,420.75
AMERICAN FUNDS GROWTH INVESTMENT DIVISION+ (CLASS 2)............ 2007   147.07   162.35    49,908.02
                                                                 2008   162.35    89.38    40,843.02
                                                                 2009    89.38   122.44    39,070.82
                                                                 2010   122.44   142.80    35,700.21
                                                                 2011   142.80   134.32    30,814.42
                                                                 2012   134.32   155.60    28,778.12
                                                                 2013   155.60   198.92    26,583.58
                                                                 2014   198.92   212.11    22,767.46
                                                                 2015   212.11   222.72    19,252.75
                                                                 2016   222.72   239.62    17,984.02
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)....................................................... 2007   106.91   110.34    62,927.94
                                                                 2008   110.34    67.38    41,806.81
                                                                 2009    67.38    86.90    39,074.67
                                                                 2010    86.90    95.15    39,429.27
                                                                 2011    95.15    91.79    38,494.49
                                                                 2012    91.79   105.96    34,123.78
                                                                 2013   105.96   139.01    30,478.06
                                                                 2014   139.01   151.12    26,498.24
                                                                 2015   151.12   150.66    22,959.18
                                                                 2016   150.66   165.11    21,526.43
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS E)....................................................... 2007    17.63    19.12    37,045.63
                                                                 2008    19.12    10.50    32,314.25
                                                                 2009    10.50    12.60    28,133.88
                                                                 2010    12.60    13.27    26,426.31
                                                                 2011    13.27    10.45    29,174.22
                                                                 2012    10.45    12.28    21,987.81
                                                                 2013    12.28    13.94    17,758.48
                                                                 2014    13.94    13.28    12,825.66
                                                                 2015    13.28    12.79    11,574.81
                                                                 2016    12.79    13.24     9,508.83
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION (CLASS E)..... 2007    13.12    13.78   377,855.71
                                                                 2008    13.78    14.34   259,878.56
                                                                 2009    14.34    14.84   236,666.63
                                                                 2010    14.84    15.45   243,196.67
                                                                 2011    15.45    16.33   230,337.29
                                                                 2012    16.33    16.66   228,575.15
                                                                 2013    16.66    16.00   216,763.55
                                                                 2014    16.00    16.62   201,672.87
                                                                 2015    16.62    16.39   188,006.03
                                                                 2016    16.39    16.48   173,811.86
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E)............. 2007    47.67    49.78    38,829.14
                                                                 2008    49.78    47.24    34,859.94
                                                                 2009    47.24    50.81    31,588.60
                                                                 2010    50.81    54.10    25,386.93
                                                                 2011    54.10    56.65    22,988.99
                                                                 2012    56.65    59.87    24,935.23
                                                                 2013    59.87    58.38    24,387.18
                                                                 2014    58.38    61.43    19,049.64
                                                                 2015    61.43    60.72    17,808.01
                                                                 2016    60.72    61.53    17,249.67
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E)......... 2007    14.35    14.58    93,422.52
                                                                 2008    14.58     9.32    59,143.07
                                                                 2009     9.32    10.20    74,522.13
                                                                 2010    10.20    10.94    65,726.25
                                                                 2011    10.94    10.99    59,909.27
                                                                 2012    10.99    12.35    61,360.48
                                                                 2013    12.35    16.03    65,677.07
                                                                 2014    16.03    17.32    60,484.95
                                                                 2015    17.32    16.01    47,540.47
                                                                 2016    16.01    18.61    44,008.25
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E))............................................. 2007    22.31    23.03     4,010.24
                                                                 2008    23.03    23.28     3,862.21
                                                                 2009    23.28    22.98     3,321.69
                                                                 2010    22.98    22.62         3.57
                                                                 2011    22.62    22.26         0.00
                                                                 2012    22.26    21.90         0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.60 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2013   21.90   21.56        0.00
                                                                  2014   21.56   21.21        0.00
                                                                  2015   21.21   20.88        0.00
                                                                  2016   20.88   20.59        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    7.80    7.86   16,303.05
                                                                  2008    7.86    4.71   12,589.08
                                                                  2009    4.71    6.18   12,785.58
                                                                  2010    6.18    7.53   14,611.55
                                                                  2011    7.53    7.67   30,404.01
                                                                  2012    7.67    8.95   32,110.26
                                                                  2013    8.95   12.85   36,089.96
                                                                  2014   12.85   15.05   78,534.10
                                                                  2015   15.05   14.22   71,795.44
                                                                  2016   14.22   14.39   62,520.53
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.96    9.23   21,734.59
                                                                  2008    9.23    4.12   22,489.67
                                                                  2009    4.12    5.60   25,832.70
                                                                  2010    5.60    5.92   27,555.74
                                                                  2011    5.92    6.29        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   41.87   49.60   16,286.47
                                                                  2008   49.60   26.46   15,839.09
                                                                  2009   26.46   38.85   14,187.67
                                                                  2010   38.85   44.05   13,363.96
                                                                  2011   44.05   41.97   11,080.02
                                                                  2012   41.97   45.77   10,686.58
                                                                  2013   45.77   59.72    9,441.40
                                                                  2014   59.72   65.22    6,692.59
                                                                  2015   65.22   65.93    6,376.76
                                                                  2016   65.93   68.29    5,899.81
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.88   19.36   85,403.61
                                                                  2008   19.36   11.27   65,831.79
                                                                  2009   11.27   17.23   68,162.19
                                                                  2010   17.23   19.76   65,186.83
                                                                  2011   19.76   16.70   59,483.66
                                                                  2012   16.70   21.24   54,552.24
                                                                  2013   21.24   27.31   42,303.23
                                                                  2014   27.31   25.36   37,445.93
                                                                  2015   25.36   23.84   34,648.73
                                                                  2016   23.84   25.41   31,610.81
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   26.06   26.48   89,607.53
                                                                  2008   26.48   13.71   91,618.06
                                                                  2009   13.71   19.94   82,286.56
                                                                  2010   19.94   24.76   83,127.47
                                                                  2011   24.76   22.77   66,491.24
                                                                  2012   22.77   25.17        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   25.05   25.72   60,106.39
                                                                  2013   25.72   33.03   52,506.52
                                                                  2014   33.03   35.67   45,021.77
                                                                  2015   35.67   31.99   41,774.15
                                                                  2016   31.99   36.41   37,904.32
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.58   15.96   15,643.93
                                                                  2008   15.96    9.63   15,671.83
                                                                  2009    9.63   12.69   12,342.17
                                                                  2010   12.69   15.78   13,871.68
                                                                  2011   15.78   15.37   10,439.01
                                                                  2012   15.37   17.90    7,801.78
                                                                  2013   17.90   24.73    7,936.74
                                                                  2014   24.73   26.29    9,384.32
                                                                  2015   26.29   25.46    6,710.38
                                                                  2016   25.46   27.95    6,310.80
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.89    5.36   26,102.53
                                                                  2008    5.36    3.35   17,678.92
                                                                  2009    3.35    4.61   25,789.64
                                                                  2010    4.61    5.05   35,083.10
                                                                  2011    5.05    4.99   44,499.55
                                                                  2012    4.99    5.67   38,673.55
                                                                  2013    5.67    7.65   29,007.14
                                                                  2014    7.65    8.19   32,507.12
                                                                  2015    8.19    8.92   36,034.49
                                                                  2016    8.92    8.78   36,650.28
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   31.53   34.66   15,606.95
                                                                  2008   34.66   21.83   10,954.83
                                                                  2009   21.83   27.94    9,885.85

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.60 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2010    27.94    35.02    10,094.28
                                                                  2011    35.02    34.62    10,372.59
                                                                  2012    34.62    38.96     9,803.57
                                                                  2013    38.96    54.00    10,025.04
                                                                  2014    54.00    55.06     5,901.85
                                                                  2015    55.06    53.30     5,513.38
                                                                  2016    53.30    62.46     5,097.06
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    10.80    11.11    36,836.28
                                                                  2008    11.11     6.41    28,509.86
                                                                  2009     6.41     8.20    25,783.44
                                                                  2010     8.20    10.60    27,042.23
                                                                  2011    10.60    10.74    18,316.92
                                                                  2012    10.74    11.73    16,661.94
                                                                  2013    11.73    17.15    12,993.70
                                                                  2014    17.15    17.05    11,328.11
                                                                  2015    17.05    17.04     9,505.46
                                                                  2016    17.04    17.80    10,125.93
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007    38.90    35.60    99,062.45
                                                                  2008    35.60    18.89    69,854.83
                                                                  2009    18.89    26.28    64,618.64
                                                                  2010    26.28    29.71    61,206.72
                                                                  2011    29.71    31.17    48,879.85
                                                                  2012    31.17    34.25    40,945.33
                                                                  2013    34.25    46.07    36,410.75
                                                                  2014    46.07    46.14    29,252.47
                                                                  2015    46.14    41.06    24,542.78
                                                                  2016    41.06    49.61    23,954.13
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007    41.31    42.97    57,537.12
                                                                  2008    42.97    31.76    42,321.30
                                                                  2009    31.76    36.62    39,943.63
                                                                  2010    36.62    39.44    27,004.91
                                                                  2011    39.44    40.25    21,782.26
                                                                  2012    40.25    44.43    19,089.32
                                                                  2013    44.43    52.64    19,761.02
                                                                  2014    52.64    57.20    17,917.20
                                                                  2015    57.20    57.65    16,461.44
                                                                  2016    57.65    60.60    15,743.73
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007    37.10    38.12    63,901.79
                                                                  2008    38.12    22.71    54,801.73
                                                                  2009    22.71    29.47    48,549.91
                                                                  2010    29.47    32.43    48,431.41
                                                                  2011    32.43    30.58    35,736.73
                                                                  2012    30.58    33.91    30,851.26
                                                                  2013    33.91    44.57    28,476.76
                                                                  2014    44.57    48.44    24,599.17
                                                                  2015    48.44    48.75    22,007.48
                                                                  2016    48.75    51.41    18,681.41
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E))................................... 2007    73.33    76.87         0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E))............................................. 2007    76.23    76.85    15,370.10
                                                                  2008    76.85    47.45    13,018.91
                                                                  2009    47.45    55.71    12,000.75
                                                                  2010    55.71    61.77    11,841.67
                                                                  2011    61.77    60.97    10,788.02
                                                                  2012    60.97    68.15    10,814.74
                                                                  2013    68.15    90.06    10,144.01
                                                                  2014    90.06   100.79     7,425.08
                                                                  2015   100.79   103.69     5,695.45
                                                                  2016   103.69   110.60     5,103.20
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)........ 2007    15.53    16.45   195,780.63
                                                                  2008    16.45    10.31   136,150.21
                                                                  2009    10.31    13.89   126,981.16
                                                                  2010    13.89    17.24   117,417.34
                                                                  2011    17.24    16.61   101,406.39
                                                                  2012    16.61    19.20    90,830.61
                                                                  2013    19.20    25.12    81,629.71
                                                                  2014    25.12    27.04    72,399.33
                                                                  2015    27.04    25.93    62,516.79
                                                                  2016    25.93    30.69    56,055.47

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.60 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   42.85   44.30   184,094.62
                                                                         2008   44.30   27.38   170,802.69
                                                                         2009   27.38   33.97   154,833.85
                                                                         2010   33.97   38.32   159,388.06
                                                                         2011   38.32   38.35   156,933.75
                                                                         2012   38.35   43.61   145,853.81
                                                                         2013   43.61   56.58   122,757.60
                                                                         2014   56.58   63.04   110,013.26
                                                                         2015   63.04   62.67    97,293.77
                                                                         2016   62.67   68.77    87,856.08
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.92   17.76    56,182.22
                                                                         2008   17.76   10.08    50,625.98
                                                                         2009   10.08   13.07    42,610.53
                                                                         2010   13.07   14.34    43,724.02
                                                                         2011   14.34   12.62    42,397.02
                                                                         2012   12.62   14.51    30,792.87
                                                                         2013   14.51   17.04    25,171.66
                                                                         2014   17.04   15.62    20,117.06
                                                                         2015   15.62   15.10    18,841.42
                                                                         2016   15.10   14.75    18,212.49
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   43.02   44.08    41,943.27
                                                                         2008   44.08   33.68    50,483.60
                                                                         2009   33.68   39.22    39,770.66
                                                                         2010   39.22   42.38    36,321.13
                                                                         2011   42.38   42.61    38,843.68
                                                                         2012   42.61   46.67    39,502.43
                                                                         2013   46.67   54.52    32,797.29
                                                                         2014   54.52   58.14    27,678.75
                                                                         2015   58.14   56.99    22,645.39
                                                                         2016   56.99   61.09    20,498.24
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   14.63   13.83   208,773.93
                                                                         2008   13.83    9.03   134,853.70
                                                                         2009    9.03   10.73   123,745.63
                                                                         2010   10.73   11.75   117,015.59
                                                                         2011   11.75   11.65   100,184.79
                                                                         2012   11.65   13.35    89,358.37
                                                                         2013   13.35   17.82   103,606.45
                                                                         2014   17.82   19.40    89,928.82
                                                                         2015   19.40   19.04    74,748.10
                                                                         2016   19.04   21.40    73,224.02
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007   30.61   31.34    15,000.87
                                                                         2008   31.34   18.80    10,659.00
                                                                         2009   18.80   22.51    10,482.22
                                                                         2010   22.51   25.35    11,919.45
                                                                         2011   25.35   23.37     8,499.86
                                                                         2012   23.37   26.59     7,309.03
                                                                         2013   26.59   29.26         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................... 2010   12.81   14.86    49,578.40
                                                                         2011   14.86   13.62    35,365.42
                                                                         2012   13.62   14.67    34,841.68
                                                                         2013   14.67   20.08    29,255.85
                                                                         2014   20.08   19.99    22,968.01
                                                                         2015   19.99   18.69    26,060.11
                                                                         2016   18.69   16.86    22,432.07
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E))..................................................... 2007   19.05   20.28    48,611.58
                                                                         2008   20.28    8.90    47,544.36
                                                                         2009    8.90   11.72    43,516.62
                                                                         2010   11.72   12.67         0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E).................. 2007   15.33   16.68   232,062.93
                                                                         2008   16.68    9.49   162,142.98
                                                                         2009    9.49   12.00   149,009.12
                                                                         2010   12.00   12.76   165,152.54
                                                                         2011   12.76   10.98   171,175.97
                                                                         2012   10.98   12.76   163,993.36
                                                                         2013   12.76   15.27   144,456.33
                                                                         2014   15.27   14.11   134,634.32
                                                                         2015   14.11   13.72   128,082.14
                                                                         2016   13.72   13.65   116,052.01
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E).................. 2007   21.14   20.06   209,751.69
                                                                         2008   20.06   12.14   155,793.49
                                                                         2009   12.14   13.49   153,476.13
                                                                         2010   13.49   16.13   136,055.50
                                                                         2011   16.13   16.75   116,025.83

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.60 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2012   16.75   18.12   108,147.92
                                                                 2013   18.12   24.68   105,051.55
                                                                 2014   24.68   24.24    92,362.84
                                                                 2015   24.24   23.95    81,064.67
                                                                 2016   23.95   27.95    74,528.82
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))............ 2007   16.26   15.58    18,295.41
                                                                 2008   15.58    9.47    15,086.65
                                                                 2009    9.47   12.75    17,739.97
                                                                 2010   12.75   15.45    16,888.27
                                                                 2011   15.45   14.40    14,294.98
                                                                 2012   14.40   14.94    13,938.89
                                                                 2013   14.94   16.19         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)........ 2007   19.16   20.04    35,420.70
                                                                 2008   20.04   11.73    29,180.26
                                                                 2009   11.73   16.18    28,216.37
                                                                 2010   16.18   18.48    31,584.44
                                                                 2011   18.48   16.66    30,083.98
                                                                 2012   16.66   19.90    25,630.52
                                                                 2013   19.90   24.93    24,420.91
                                                                 2014   24.93   25.08    22,475.13
                                                                 2015   25.08   25.67    18,472.51
                                                                 2016   25.67   25.35    16,682.06
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   12.37   13.10   184,999.63
                                                                 2008   13.10   12.95   144,421.80
                                                                 2009   12.95   15.07   156,672.12
                                                                 2010   15.07   16.05   180,513.35
                                                                 2011   16.05   16.33   155,922.78
                                                                 2012   16.33   17.56   140,091.53
                                                                 2013   17.56   16.96   133,244.17
                                                                 2014   16.96   17.42   113,624.09
                                                                 2015   17.42   17.16    98,797.04
                                                                 2016   17.16   17.34    90,858.34
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   18.39   17.79    69,065.26
                                                                 2008   17.79   11.63    59,133.65
                                                                 2009   11.63   14.41    59,865.96
                                                                 2010   14.41   17.95    60,918.32
                                                                 2011   17.95   16.93    55,941.49
                                                                 2012   16.93   19.34    49,915.51
                                                                 2013   19.34   26.34    42,917.11
                                                                 2014   26.34   27.20    39,534.17
                                                                 2015   27.20   25.59    34,039.14
                                                                 2016   25.59   30.49    35,445.58
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.97   15.02    61,879.65
                                                                 2008   15.02    8.58    53,597.70
                                                                 2009    8.58   12.09    46,240.67
                                                                 2010   12.09   13.91    45,472.05
                                                                 2011   13.91   13.51    50,089.01
                                                                 2012   13.51   15.80    45,682.26
                                                                 2013   15.80   21.60    66,534.46
                                                                 2014   21.60   23.16    62,114.10
                                                                 2015   23.16   25.21    53,767.03
                                                                 2016   25.21   25.21    48,891.91
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.89    6.35   177,287.90
                                                                 2008    6.35    3.46   148,694.94
                                                                 2009    3.46    5.43   174,983.90
                                                                 2010    5.43    6.84   154,141.32
                                                                 2011    6.84    6.06   124,127.59
                                                                 2012    6.06    6.71   114,866.48
                                                                 2013    6.71    7.01         0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.37    9.69   120,524.47
                                                                 2008    9.69    5.76    93,622.77
                                                                 2009    5.76    8.24    87,685.04
                                                                 2010    8.24   10.38    95,248.13
                                                                 2011   10.38   10.05    81,457.82
                                                                 2012   10.05   11.26    56,047.53
                                                                 2013   11.26   15.15    53,226.14
                                                                 2014   15.15   16.84    49,435.72
                                                                 2015   16.84   17.68    46,419.57
                                                                 2016   17.68   18.51    42,218.86
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.51   15.66    27,747.03
                                                                 2008   15.66    9.82    26,696.26
                                                                 2009    9.82   13.41    25,647.72
                                                                 2010   13.41   17.78    31,909.97
                                                                 2011   17.78   17.77    26,209.57
                                                                 2012   17.77   20.30    19,089.97

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.60 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------
                                                         2013   20.30   28.83   17,317.87
                                                         2014   28.83   30.27   17,626.96
                                                         2015   30.27   30.57   21,380.44
                                                         2016   30.57   33.56   16,036.17
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)........................... 2007   20.38   20.84   94,541.36
                                                         2008   20.84   17.41   76,323.43
                                                         2009   17.41   22.61   70,966.97
                                                         2010   22.61   25.06   71,331.26
                                                         2011   25.06   26.13   50,950.52
                                                         2012   26.13   28.61   56,217.28
                                                         2013   28.61   28.42   52,590.85
                                                         2014   28.42   29.48   47,076.77
                                                         2015   29.48   28.46   43,309.48
                                                         2016   28.46   30.39   68,427.30
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))................ 2007   13.92   14.62   80,964.05
                                                         2008   14.62   11.72   55,750.72
                                                         2009   11.72   15.79   60,644.67
                                                         2010   15.79   17.57   58,989.49
                                                         2011   17.57   18.10   55,289.81
                                                         2012   18.10   20.13   54,146.46
                                                         2013   20.13   21.40   47,812.16
                                                         2014   21.40   22.10   38,275.14
                                                         2015   22.10   21.30   36,161.83
                                                         2016   21.30   21.94        0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E)...................................... 2007   15.95   16.35   41,529.52
                                                         2008   16.35   16.02   35,385.34
                                                         2009   16.02   16.42   34,837.97
                                                         2010   16.42   17.08   31,858.50
                                                         2011   17.08   17.70   33,223.96
                                                         2012   17.70   17.96   26,305.07
                                                         2013   17.96   17.54   22,084.24
                                                         2014   17.54   17.71   19,790.38
                                                         2015   17.71   17.50   17,283.29
                                                         2016   17.50   17.42   15,982.06





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.65 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                             BEGINNING OF                  NUMBER OF
                                                                                     YEAR   END OF YEAR    ACCUMULATION
                                                                             ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION.................................................. YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........ 2007          14.97          15.19      20,204.36
                                                                      2008          15.19          13.52       4,521.35
                                                                      2009          13.52          14.95       7,742.30
                                                                      2010          14.95          15.63       7,174.71
                                                                      2011          15.63          16.29       2,871.13
                                                                      2012          16.29          16.86       6,703.59
                                                                      2013          16.86          16.20       1,212.99
                                                                      2014          16.20          16.75       1,197.02
                                                                      2015          16.75          16.50         979.98
                                                                      2016          16.50          16.68         959.76
American Funds Global Small Capitalization Investment Division+ (Class2007          28.50          33.99      61,494.55
                                                                      2008          33.99          15.51      37,206.10
                                                                      2009          15.51          24.58      38,931.64
                                                                      2010          24.58          29.55      35,491.25
                                                                      2011          29.55          23.47      19,854.93
                                                                      2012          23.47          27.24      17,799.96
                                                                      2013          27.24          34.32      15,252.26
                                                                      2014          34.32          34.42      12,099.47
                                                                      2015          34.42          33.90       8,878.80
                                                                      2016          33.90          33.99       9,772.53
American Funds Growth Investment Division+ (Class 2)................. 2007         145.40         160.42      15,964.61
                                                                      2008         160.42          88.27      11,078.19
                                                                      2009          88.27         120.87       8,703.94
                                                                      2010         120.87         140.89       7,562.07
                                                                      2011         140.89         132.46       5,934.65
                                                                      2012         132.46         153.36       5,040.16
                                                                      2013         153.36         195.97       4,392.61
                                                                      2014         195.97         208.85       4,029.64

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.65 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2015   208.85   219.19     3,838.06
                                                                 2016   219.19   235.71     3,080.14
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)....................................................... 2007   105.69   109.03    15,766.98
                                                                 2008   109.03    66.55    11,621.18
                                                                 2009    66.55    85.78    10,270.02
                                                                 2010    85.78    93.88     8,445.76
                                                                 2011    93.88    90.52     6,800.52
                                                                 2012    90.52   104.44     7,069.83
                                                                 2013   104.44   136.95     6,585.07
                                                                 2014   136.95   148.81     6,335.26
                                                                 2015   148.81   148.28     6,187.26
                                                                 2016   148.28   162.41     4,849.44
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS E)....................................................... 2007    17.50    18.96    15,831.73
                                                                 2008    18.96    10.41    12,307.70
                                                                 2009    10.41    12.48    13,429.70
                                                                 2010    12.48    13.14    12,102.15
                                                                 2011    13.14    10.35     7,837.34
                                                                 2012    10.35    12.15     5,194.23
                                                                 2013    12.15    13.78     4,297.06
                                                                 2014    13.78    13.12     4,290.01
                                                                 2015    13.12    12.63     4,893.64
                                                                 2016    12.63    13.07     4,307.70
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION (CLASS E)..... 2007    13.07    13.71   163,276.28
                                                                 2008    13.71    14.27    95,506.01
                                                                 2009    14.27    14.75    88,232.01
                                                                 2010    14.75    15.36    88,908.88
                                                                 2011    15.36    16.22    66,061.55
                                                                 2012    16.22    16.54    56,189.42
                                                                 2013    16.54    15.88    55,806.73
                                                                 2014    15.88    16.49    44,935.51
                                                                 2015    16.49    16.25    40,413.63
                                                                 2016    16.25    16.34    32,196.37
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E)............. 2007    47.11    49.17    16,715.47
                                                                 2008    49.17    46.64    10,842.32
                                                                 2009    46.64    50.14     8,881.56
                                                                 2010    50.14    53.36     7,274.85
                                                                 2011    53.36    55.85     3,925.25
                                                                 2012    55.85    58.99     4,742.71
                                                                 2013    58.99    57.49     5,376.11
                                                                 2014    57.49    60.47     6,096.34
                                                                 2015    60.47    59.74     8,149.40
                                                                 2016    59.74    60.51     8,022.17
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E)......... 2007    14.31    14.54    20,295.57
                                                                 2008    14.54     9.29    31,979.55
                                                                 2009     9.29    10.16    17,536.34
                                                                 2010    10.16    10.89    16,819.71
                                                                 2011    10.89    10.94    16,639.62
                                                                 2012    10.94    12.28    10,390.48
                                                                 2013    12.28    15.94    17,899.44
                                                                 2014    15.94    17.21    16,864.13
                                                                 2015    17.21    15.90    16,321.08
                                                                 2016    15.90    18.48    15,972.72
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E))............................................. 2007    22.05    22.76   103,836.48
                                                                 2008    22.76    22.99   134,957.31
                                                                 2009    22.99    22.68   103,633.95
                                                                 2010    22.68    22.31    91,716.05
                                                                 2011    22.31    21.94   107,352.88
                                                                 2012    21.94    21.58    73,543.30
                                                                 2013    21.58    21.23    43,243.60
                                                                 2014    21.23    20.88    33,089.11
                                                                 2015    20.88    20.54    30,320.83
                                                                 2016    20.54    20.25    23,396.91
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)....................................................... 2007     7.78     7.83     5,055.75
                                                                 2008     7.83     4.69     4,328.05
                                                                 2009     4.69     6.16     2,764.06
                                                                 2010     6.16     7.50     7,513.53
                                                                 2011     7.50     7.63    28,244.47
                                                                 2012     7.63     8.90     6,118.63
                                                                 2013     8.90    12.77     5,352.66
                                                                 2014    12.77    14.94    17,901.78
                                                                 2015    14.94    14.11    15,476.94
                                                                 2016    14.11    14.28    12,432.18

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.65 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.92    9.19    3,187.43
                                                                  2008    9.19    4.10    3,491.18
                                                                  2009    4.10    5.57    3,065.85
                                                                  2010    5.57    5.88    3,587.19
                                                                  2011    5.88    6.25        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   41.48   49.11    3,720.71
                                                                  2008   49.11   26.19    3,469.37
                                                                  2009   26.19   38.43    2,659.55
                                                                  2010   38.43   43.55    2,155.07
                                                                  2011   43.55   41.47      742.43
                                                                  2012   41.47   45.20      726.61
                                                                  2013   45.20   58.96      478.22
                                                                  2014   58.96   64.35      771.01
                                                                  2015   64.35   65.02      485.01
                                                                  2016   65.02   67.31      381.47
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.83   19.30   37,242.55
                                                                  2008   19.30   11.23   17,628.67
                                                                  2009   11.23   17.16   21,883.76
                                                                  2010   17.16   19.66   16,969.76
                                                                  2011   19.66   16.61    9,868.68
                                                                  2012   16.61   21.12    8,430.57
                                                                  2013   21.12   27.15    6,931.98
                                                                  2014   27.15   25.19    6,052.04
                                                                  2015   25.19   23.67    5,158.15
                                                                  2016   23.67   25.22    4,882.29
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   25.95   26.36   35,049.75
                                                                  2008   26.36   13.64   23,169.25
                                                                  2009   13.64   19.83   15,365.19
                                                                  2010   19.83   24.61   16,373.27
                                                                  2011   24.61   22.62   13,065.38
                                                                  2012   22.62   25.00        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   24.88   25.54    8,907.47
                                                                  2013   25.54   32.78    7,810.25
                                                                  2014   32.78   35.38    7,686.28
                                                                  2015   35.38   31.71    6,564.95
                                                                  2016   31.71   36.08    5,060.05
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.55   15.91    5,764.11
                                                                  2008   15.91    9.59    5,400.68
                                                                  2009    9.59   12.64    2,291.57
                                                                  2010   12.64   15.70    1,989.80
                                                                  2011   15.70   15.29      615.13
                                                                  2012   15.29   17.80      447.17
                                                                  2013   17.80   24.58      584.04
                                                                  2014   24.58   26.12      518.93
                                                                  2015   26.12   25.28      352.85
                                                                  2016   25.28   27.74      469.82
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.87    5.34    6,093.91
                                                                  2008    5.34    3.33    6,441.64
                                                                  2009    3.33    4.58    6,616.21
                                                                  2010    4.58    5.03    9,524.45
                                                                  2011    5.03    4.96   12,959.42
                                                                  2012    4.96    5.64   18,882.49
                                                                  2013    5.64    7.59   13,374.68
                                                                  2014    7.59    8.13   14,992.74
                                                                  2015    8.13    8.85   13,909.88
                                                                  2016    8.85    8.71   12,672.30
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   31.33   34.43    4,129.06
                                                                  2008   34.43   21.67    3,384.67
                                                                  2009   21.67   27.73    1,951.59
                                                                  2010   27.73   34.73    2,885.66
                                                                  2011   34.73   34.31    1,159.54
                                                                  2012   34.31   38.60      631.37
                                                                  2013   38.60   53.47      619.96
                                                                  2014   53.47   54.49      629.46
                                                                  2015   54.49   52.72      614.00
                                                                  2016   52.72   61.76      575.22
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.77   11.07    8,697.45
                                                                  2008   11.07    6.39    5,407.86
                                                                  2009    6.39    8.16    5,809.87
                                                                  2010    8.16   10.55    8,264.69
                                                                  2011   10.55   10.68   15,974.82
                                                                  2012   10.68   11.66    5,915.05
                                                                  2013   11.66   17.04    6,637.20

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.65 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2014    17.04    16.94    2,695.62
                                                                         2015    16.94    16.92    3,058.06
                                                                         2016    16.92    17.66    2,328.15
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E)................. 2007    38.63    35.34   20,035.21
                                                                         2008    35.34    18.74   11,485.60
                                                                         2009    18.74    26.06    9,615.58
                                                                         2010    26.06    29.45    8,328.95
                                                                         2011    29.45    30.88    7,391.77
                                                                         2012    30.88    33.92    6,926.20
                                                                         2013    33.92    45.59    5,818.83
                                                                         2014    45.59    45.64    5,571.58
                                                                         2015    45.64    40.60    5,183.86
                                                                         2016    40.60    49.03    4,885.46
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))................... 2007    40.88    42.51   12,319.20
                                                                         2008    42.51    31.41    8,350.17
                                                                         2009    31.41    36.19    7,619.98
                                                                         2010    36.19    38.96    6,212.07
                                                                         2011    38.96    39.74    5,215.57
                                                                         2012    39.74    43.84    5,715.30
                                                                         2013    43.84    51.92    4,382.27
                                                                         2014    51.92    56.39    3,958.05
                                                                         2015    56.39    56.80    3,729.76
                                                                         2016    56.80    59.69    2,427.13
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)).......................................... 2007    36.87    37.87   18,197.55
                                                                         2008    37.87    22.55   11,896.07
                                                                         2009    22.55    29.24    7,250.97
                                                                         2010    29.24    32.17    6,953.79
                                                                         2011    32.17    30.32    6,289.33
                                                                         2012    30.32    33.61    4,408.84
                                                                         2013    33.61    44.14    4,031.86
                                                                         2014    44.14    47.96    3,986.36
                                                                         2015    47.96    48.24    3,661.03
                                                                         2016    48.24    50.85    3,564.44
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E)).......................................... 2007    72.47    75.96        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E)).................................................... 2007    75.33    75.91    4,265.45
                                                                         2008    75.91    46.85    3,824.78
                                                                         2009    46.85    54.97    3,160.54
                                                                         2010    54.97    60.93    3,165.78
                                                                         2011    60.93    60.10    2,983.81
                                                                         2012    60.10    67.15    3,275.56
                                                                         2013    67.15    88.70    2,278.90
                                                                         2014    88.70    99.21    1,571.32
                                                                         2015    99.21   102.02    1,512.46
                                                                         2016   102.02   108.76    1,417.13
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007    15.48    16.39   40,786.78
                                                                         2008    16.39    10.26   39,596.61
                                                                         2009    10.26    13.83   26,965.64
                                                                         2010    13.83    17.15   22,277.89
                                                                         2011    17.15    16.51   16,209.28
                                                                         2012    16.51    19.08   15,898.19
                                                                         2013    19.08    24.95   18,181.91
                                                                         2014    24.95    26.85   17,074.20
                                                                         2015    26.85    25.73   16,297.13
                                                                         2016    25.73    30.44   15,913.24
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007    42.49    43.91   67,036.12
                                                                         2008    43.91    27.13   57,933.47
                                                                         2009    27.13    33.64   50,321.09
                                                                         2010    33.64    37.92   45,315.65
                                                                         2011    37.92    37.94   35,578.02
                                                                         2012    37.94    43.12   27,759.34
                                                                         2013    43.12    55.92   24,733.72
                                                                         2014    55.92    62.26   22,631.43
                                                                         2015    62.26    61.87   18,923.28
                                                                         2016    61.87    67.86   16,695.30
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007    15.87    17.70   24,792.65
                                                                         2008    17.70    10.04   23,232.04
                                                                         2009    10.04    13.01   15,702.82
                                                                         2010    13.01    14.27    8,917.94
                                                                         2011    14.27    12.55    5,499.52

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.65 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                      2012   12.55   14.42    3,273.26
                                                                      2013   14.42   16.93    1,816.93
                                                                      2014   16.93   15.52    1,492.09
                                                                      2015   15.52   14.99    1,124.58
                                                                      2016   14.99   14.64    1,090.97
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E).............. 2007   42.60   43.63    7,881.47
                                                                      2008   43.63   33.32    7,731.63
                                                                      2009   33.32   38.77    5,617.31
                                                                      2010   38.77   41.88    4,550.38
                                                                      2011   41.88   42.08    3,737.38
                                                                      2012   42.08   46.07    3,504.08
                                                                      2013   46.07   53.79    4,797.06
                                                                      2014   53.79   57.34    3,835.30
                                                                      2015   57.34   56.18    5,084.73
                                                                      2016   56.18   60.19    5,437.20
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)..................... 2007   14.57   13.77   57,758.54
                                                                      2008   13.77    8.99   41,589.93
                                                                      2009    8.99   10.67   36,434.56
                                                                      2010   10.67   11.68   31,986.68
                                                                      2011   11.68   11.58   24,985.82
                                                                      2012   11.58   13.25   21,895.84
                                                                      2013   13.25   17.69   28,415.13
                                                                      2014   17.69   19.24   26,911.02
                                                                      2015   19.24   18.88   24,398.18
                                                                      2016   18.88   21.21   18,700.62
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E))............................... 2007   30.40   31.11    5,063.76
                                                                      2008   31.11   18.66    2,761.25
                                                                      2009   18.66   22.33    2,268.99
                                                                      2010   22.33   25.12    1,973.31
                                                                      2011   25.12   23.16      968.98
                                                                      2012   23.16   26.33      958.50
                                                                      2013   26.33   28.97        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................ 2010   12.73   14.76   20,443.97
                                                                      2011   14.76   13.52   19,654.52
                                                                      2012   13.52   14.56   10,852.11
                                                                      2013   14.56   19.91    9,869.75
                                                                      2014   19.91   19.81    9,326.52
                                                                      2015   19.81   18.52    9,320.34
                                                                      2016   18.52   16.70    8,531.92
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E)).................................................. 2007   18.95   20.17   17,824.40
                                                                      2008   20.17    8.85   12,513.78
                                                                      2009    8.85   11.64   10,936.65
                                                                      2010   11.64   12.59        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)............... 2007   15.26   16.60   66,211.48
                                                                      2008   16.60    9.44   49,112.93
                                                                      2009    9.44   11.94   37,078.00
                                                                      2010   11.94   12.68   36,125.60
                                                                      2011   12.68   10.90   32,808.89
                                                                      2012   10.90   12.67   25,434.03
                                                                      2013   12.67   15.16   23,026.67
                                                                      2014   15.16   14.00   23,797.80
                                                                      2015   14.00   13.61   20,788.13
                                                                      2016   13.61   13.53   17,762.57
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)............... 2007   21.08   19.99   38,195.63
                                                                      2008   19.99   12.09   29,997.64
                                                                      2009   12.09   13.43   24,271.17
                                                                      2010   13.43   16.04   25,909.41
                                                                      2011   16.04   16.66   20,778.44
                                                                      2012   16.66   18.01   19,774.42
                                                                      2013   18.01   24.51   15,924.94
                                                                      2014   24.51   24.06   12,771.13
                                                                      2015   24.06   23.77   11,868.18
                                                                      2016   23.77   27.72   10,240.86
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))................. 2007   16.22   15.53   19,916.61
                                                                      2008   15.53    9.43    7,689.89
                                                                      2009    9.43   12.70    3,208.28
                                                                      2010   12.70   15.38    3,048.90
                                                                      2011   15.38   14.33    1,490.54
                                                                      2012   14.33   14.86      925.07
                                                                      2013   14.86   16.10        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)............. 2007   19.06   19.93   10,974.17
                                                                      2008   19.93   11.66    7,344.86

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.65 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2009   11.66   16.07    5,991.98
                                                                 2010   16.07   18.35    7,077.84
                                                                 2011   18.35   16.54    5,585.30
                                                                 2012   16.54   19.74    4,452.44
                                                                 2013   19.74   24.72    3,746.91
                                                                 2014   24.72   24.86    5,304.40
                                                                 2015   24.86   25.43    5,668.87
                                                                 2016   25.43   25.10    4,945.04
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   12.33   13.06   81,641.65
                                                                 2008   13.06   12.90   67,345.50
                                                                 2009   12.90   15.00   60,060.17
                                                                 2010   15.00   15.97   63,362.09
                                                                 2011   15.97   16.24   55,000.12
                                                                 2012   16.24   17.45   42,628.68
                                                                 2013   17.45   16.86   29,007.49
                                                                 2014   16.86   17.30   22,637.00
                                                                 2015   17.30   17.03   23,487.08
                                                                 2016   17.03   17.21   14,969.96
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   18.31   17.71   28,740.09
                                                                 2008   17.71   11.57   35,072.74
                                                                 2009   11.57   14.33   22,981.12
                                                                 2010   14.33   17.84   23,666.40
                                                                 2011   17.84   16.82   14,182.63
                                                                 2012   16.82   19.21   19,647.63
                                                                 2013   19.21   26.14   16,266.63
                                                                 2014   26.14   26.98   11,893.22
                                                                 2015   26.98   25.37   11,118.38
                                                                 2016   25.37   30.22   12,562.74
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.91   14.95   43,920.87
                                                                 2008   14.95    8.53   33,263.74
                                                                 2009    8.53   12.02   32,582.66
                                                                 2010   12.02   13.82   33,885.63
                                                                 2011   13.82   13.42   29,735.29
                                                                 2012   13.42   15.69   32,708.78
                                                                 2013   15.69   21.44   10,255.37
                                                                 2014   21.44   22.97   11,986.69
                                                                 2015   22.97   25.00   10,989.30
                                                                 2016   25.00   24.98   11,046.15
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.88    6.32   69,206.13
                                                                 2008    6.32    3.45   30,019.11
                                                                 2009    3.45    5.41   69,036.54
                                                                 2010    5.41    6.81   63,432.45
                                                                 2011    6.81    6.03   33,521.52
                                                                 2012    6.03    6.67   20,559.51
                                                                 2013    6.67    6.97        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.35    9.66   58,323.81
                                                                 2008    9.66    5.74   35,760.39
                                                                 2009    5.74    8.21   21,249.23
                                                                 2010    8.21   10.33   29,104.95
                                                                 2011   10.33   10.00   10,738.25
                                                                 2012   10.00   11.20    7,504.13
                                                                 2013   11.20   15.05    7,905.55
                                                                 2014   15.05   16.72    7,519.33
                                                                 2015   16.72   17.55    6,731.04
                                                                 2016   17.55   18.36    6,504.86
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.43   15.57   13,793.22
                                                                 2008   15.57    9.76   13,273.43
                                                                 2009    9.76   13.33   10,256.21
                                                                 2010   13.33   17.66   14,821.77
                                                                 2011   17.66   17.64   12,220.06
                                                                 2012   17.64   20.14    9,697.80
                                                                 2013   20.14   28.59    8,978.43
                                                                 2014   28.59   30.00    9,281.18
                                                                 2015   30.00   30.28    9,544.47
                                                                 2016   30.28   33.23    9,238.15
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   20.26   20.70   37,384.92
                                                                 2008   20.70   17.28   19,902.98
                                                                 2009   17.28   22.44   12,885.44
                                                                 2010   22.44   24.86   10,889.90
                                                                 2011   24.86   25.90   10,799.17
                                                                 2012   25.90   28.36   11,210.78
                                                                 2013   28.36   28.15    9,316.45
                                                                 2014   28.15   29.19   11,076.19
                                                                 2015   29.19   28.16    9,936.57
                                                                 2016   28.16   30.05   29,870.70

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.65 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))................ 2007   13.85   14.54   31,208.97
                                                         2008   14.54   11.65   24,793.16
                                                         2009   11.65   15.69   27,964.03
                                                         2010   15.69   17.44   23,432.64
                                                         2011   17.44   17.96   17,794.08
                                                         2012   17.96   19.97   18,154.62
                                                         2013   19.97   21.23   14,976.03
                                                         2014   21.23   21.90   14,067.58
                                                         2015   21.90   21.10   10,185.42
                                                         2016   21.10   21.73        0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E)...................................... 2007   15.85   16.24   28,526.17
                                                         2008   16.24   15.90   18,471.16
                                                         2009   15.90   16.30   20,551.61
                                                         2010   16.30   16.94   18,395.01
                                                         2011   16.94   17.54    8,754.75
                                                         2012   17.54   17.80    8,295.57
                                                         2013   17.80   17.38    8,285.92
                                                         2014   17.38   17.53    7,557.77
                                                         2015   17.53   17.31    7,662.52
                                                         2016   17.31   17.23    3,692.81





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.70 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          14.89          15.11     252,107.71
                                                                            2008          15.11          13.44     158,993.33
                                                                            2009          13.44          14.86     118,527.47
                                                                            2010          14.86          15.53      22,969.39
                                                                            2011          15.53          16.17         437.67
                                                                            2012          16.17          16.73         460.76
                                                                            2013          16.73          16.07         139.12
                                                                            2014          16.07          16.61         138.14
                                                                            2015          16.61          16.35         137.20
                                                                            2016          16.35          16.52         129.81
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          28.38          33.83     501,389.85
                                                                            2008          33.83          15.43     399,490.96
                                                                            2009          15.43          24.44     293,090.40
                                                                            2010          24.44          29.37     116,062.47
                                                                            2011          29.37          23.31       6,031.79
                                                                            2012          23.31          27.04       5,112.91
                                                                            2013          27.04          34.05       4,376.89
                                                                            2014          34.05          34.14       3,684.62
                                                                            2015          34.14          33.60       3,306.26
                                                                            2016          33.60          33.67       3,294.13
American Funds Growth Investment Division+ (Class 2)....................... 2007         143.74         158.52     200,783.72
                                                                            2008         158.52          87.18     165,466.58
                                                                            2009          87.18         119.31     122,803.65
                                                                            2010         119.31         139.01      45,720.85
                                                                            2011         139.01         130.63       3,657.11
                                                                            2012         130.63         151.16       3,242.75
                                                                            2013         151.16         193.06       2,350.22
                                                                            2014         193.06         205.65       2,014.78
                                                                            2015         205.65         215.72       1,753.21
                                                                            2016         215.72         231.86       1,651.17
American Funds Growth-Income Investment Division+ (Class 2)................ 2007         104.49         107.74     235,028.44
                                                                            2008         107.74          65.72     184,407.55
                                                                            2009          65.72          84.68     140,511.13
                                                                            2010          84.68          92.63      50,052.03
                                                                            2011          92.63          89.27       2,562.50
                                                                            2012          89.27         102.94       2,207.35
                                                                            2013         102.94         134.91       1,214.48
                                                                            2014         134.91         146.52         890.48
                                                                            2015         146.52         145.93         733.50
                                                                            2016         145.93         159.76         678.49
Baillie Gifford International Stock Investment Division (Class E).......... 2007          17.36          18.81     173,612.65
                                                                            2008          18.81          10.31     149,204.71
                                                                            2009          10.31          12.37     106,112.15

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.70 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2010   12.37   13.02      32,891.51
                                                                 2011   13.02   10.24       6,415.01
                                                                 2012   10.24   12.02       5,293.84
                                                                 2013   12.02   13.62       5,140.01
                                                                 2014   13.62   12.97       1,695.82
                                                                 2015   12.97   12.47       1,541.72
                                                                 2016   12.47   12.91       1,600.84
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION (CLASS E)..... 2007   13.01   13.65   1,217,980.98
                                                                 2008   13.65   14.19     851,627.56
                                                                 2009   14.19   14.67     669,220.87
                                                                 2010   14.67   15.26     235,869.35
                                                                 2011   15.26   16.12      23,830.54
                                                                 2012   16.12   16.43      23,051.80
                                                                 2013   16.43   15.76      22,553.00
                                                                 2014   15.76   16.36      21,063.13
                                                                 2015   16.36   16.11      21,918.52
                                                                 2016   16.11   16.19      21,752.61
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E)............. 2007   46.56   48.57     128,409.22
                                                                 2008   48.57   46.05     101,609.40
                                                                 2009   46.05   49.48      73,626.13
                                                                 2010   49.48   52.63      29,992.10
                                                                 2011   52.63   55.06       4,856.63
                                                                 2012   55.06   58.12       4,503.17
                                                                 2013   58.12   56.62       4,226.36
                                                                 2014   56.62   59.52       3,960.18
                                                                 2015   59.52   58.78         412.23
                                                                 2016   58.78   59.51         389.78
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E)......... 2007   14.28   14.50     322,628.67
                                                                 2008   14.50    9.26     254,520.03
                                                                 2009    9.26   10.12     169,802.01
                                                                 2010   10.12   10.84      77,715.34
                                                                 2011   10.84   10.89       6,770.83
                                                                 2012   10.89   12.22       6,484.70
                                                                 2013   12.22   15.84       3,659.98
                                                                 2014   15.84   17.10       2,807.79
                                                                 2015   17.10   15.79         211.18
                                                                 2016   15.79   18.34         209.88
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E))............................................. 2007   21.80   22.48      70,573.23
                                                                 2008   22.48   22.70      73,386.88
                                                                 2009   22.70   22.38      61,070.03
                                                                 2010   22.38   22.01      16,445.34
                                                                 2011   22.01   21.64           0.00
                                                                 2012   21.64   21.27           0.00
                                                                 2013   21.27   20.91         685.41
                                                                 2014   20.91   20.56         651.04
                                                                 2015   20.56   20.21         617.24
                                                                 2016   20.21   19.91         583.48
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)....................................................... 2007    7.76    7.81      84,001.26
                                                                 2008    7.81    4.68      69,283.31
                                                                 2009    4.68    6.13      49,275.57
                                                                 2010    6.13    7.46      13,401.24
                                                                 2011    7.46    7.59       9,351.44
                                                                 2012    7.59    8.85       7,879.52
                                                                 2013    8.85   12.69       7,248.27
                                                                 2014   12.69   14.84       8,679.21
                                                                 2015   14.84   14.01       7,308.29
                                                                 2016   14.01   14.16       7,041.50
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))..................... 2007    9.88    9.15     125,041.32
                                                                 2008    9.15    4.08     122,680.27
                                                                 2009    4.08    5.54      79,320.39
                                                                 2010    5.54    5.85      46,610.60
                                                                 2011    5.85    6.21           0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   41.09   48.63      60,080.59
                                                                 2008   48.63   25.92      49,365.78
                                                                 2009   25.92   38.02      40,363.27
                                                                 2010   38.02   43.06      13,226.07
                                                                 2011   43.06   40.98       2,167.51
                                                                 2012   40.98   44.65       2,126.38
                                                                 2013   44.65   58.21       1,969.75
                                                                 2014   58.21   63.50       1,595.77
                                                                 2015   63.50   64.13         779.24

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.70 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2016   64.13   66.36       682.33
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.77   19.24   362,817.99
                                                                  2008   19.24   11.19   232,404.70
                                                                  2009   11.19   17.09   187,410.49
                                                                  2010   17.09   19.57    88,940.37
                                                                  2011   19.57   16.53     4,543.96
                                                                  2012   16.53   21.00     3,476.91
                                                                  2013   21.00   26.98     3,977.64
                                                                  2014   26.98   25.02     3,397.45
                                                                  2015   25.02   23.50     1,977.91
                                                                  2016   23.50   25.03     2,049.30
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   25.85   26.24   417,721.00
                                                                  2008   26.24   13.57   331,195.06
                                                                  2009   13.57   19.72   241,478.31
                                                                  2010   19.72   24.46   108,644.14
                                                                  2011   24.46   22.47     5,244.12
                                                                  2012   22.47   24.83         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   24.71   25.36     4,684.01
                                                                  2013   25.36   32.53     2,949.60
                                                                  2014   32.53   35.10     2,204.08
                                                                  2015   35.10   31.44     1,903.87
                                                                  2016   31.44   35.75     1,756.13
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.51   15.86    47,672.34
                                                                  2008   15.86    9.56    41,250.62
                                                                  2009    9.56   12.59    25,457.31
                                                                  2010   12.59   15.63    11,799.51
                                                                  2011   15.63   15.22       853.21
                                                                  2012   15.22   17.70       748.52
                                                                  2013   17.70   24.43       739.59
                                                                  2014   24.43   25.95       736.95
                                                                  2015   25.95   25.10       733.13
                                                                  2016   25.10   27.53       714.60
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.85    5.32   110,664.56
                                                                  2008    5.32    3.32   107,506.11
                                                                  2009    3.32    4.56    86,652.47
                                                                  2010    4.56    5.00    47,150.75
                                                                  2011    5.00    4.93    24,461.68
                                                                  2012    4.93    5.60    23,627.80
                                                                  2013    5.60    7.54         0.00
                                                                  2014    7.54    8.07         0.00
                                                                  2015    8.07    8.78         0.00
                                                                  2016    8.78    8.63         0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   31.13   34.19    70,508.13
                                                                  2008   34.19   21.51    56,358.01
                                                                  2009   21.51   27.51    41,115.49
                                                                  2010   27.51   34.44    13,196.28
                                                                  2011   34.44   34.01       277.21
                                                                  2012   34.01   38.24       276.59
                                                                  2013   38.24   52.95       275.41
                                                                  2014   52.95   53.93       120.96
                                                                  2015   53.93   52.15       120.53
                                                                  2016   52.15   61.06       119.49
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.74   11.03   199,169.79
                                                                  2008   11.03    6.36   145,161.35
                                                                  2009    6.36    8.13   105,979.60
                                                                  2010    8.13   10.50    31,648.03
                                                                  2011   10.50   10.63     3,712.97
                                                                  2012   10.63   11.59     2,859.67
                                                                  2013   11.59   16.93     2,738.15
                                                                  2014   16.93   16.82     2,701.43
                                                                  2015   16.82   16.79     2,715.31
                                                                  2016   16.79   17.53     2,634.67
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   38.37   35.09   262,802.15
                                                                  2008   35.09   18.60   205,329.07
                                                                  2009   18.60   25.84   143,927.24
                                                                  2010   25.84   29.19    57,986.68
                                                                  2011   29.19   30.59     5,854.83
                                                                  2012   30.59   33.59     5,535.32
                                                                  2013   33.59   45.12     3,078.28
                                                                  2014   45.12   45.15     1,804.26
                                                                  2015   45.15   40.14     1,782.43
                                                                  2016   40.14   48.45     1,729.83
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   40.47   42.05   244,966.47
                                                                  2008   42.05   31.06   176,707.83
                                                                  2009   31.06   35.77   129,889.84

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.70 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2010    35.77    38.49    44,679.71
                                                                         2011    38.49    39.23     7,277.97
                                                                         2012    39.23    43.26     7,158.99
                                                                         2013    43.26    51.21     6,244.85
                                                                         2014    51.21    55.59     5,968.34
                                                                         2015    55.59    55.97     5,148.66
                                                                         2016    55.97    58.78     4,912.50
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)).......................................... 2007    36.65    37.63   247,258.35
                                                                         2008    37.63    22.39   216,091.31
                                                                         2009    22.39    29.02   163,769.45
                                                                         2010    29.02    31.91    50,915.62
                                                                         2011    31.91    30.06     4,661.06
                                                                         2012    30.06    33.30     4,577.37
                                                                         2013    33.30    43.72     5,635.16
                                                                         2014    43.72    47.47     6,395.99
                                                                         2015    47.47    47.73     5,829.99
                                                                         2016    47.73    50.28     5,849.09
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E)).......................................... 2007    71.62    75.06         0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E)).................................................... 2007    74.43    74.98    76,161.42
                                                                         2008    74.98    46.25    63,191.81
                                                                         2009    46.25    54.25    46,989.76
                                                                         2010    54.25    60.09    18,274.57
                                                                         2011    60.09    59.25     1,734.74
                                                                         2012    59.25    66.17     1,687.86
                                                                         2013    66.17    87.35     1,631.88
                                                                         2014    87.35    97.66     1,588.59
                                                                         2015    97.66   100.37     1,550.72
                                                                         2016   100.37   106.95     1,382.05
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007    15.43    16.33   495,979.59
                                                                         2008    16.33    10.22   420,627.54
                                                                         2009    10.22    13.76   330,512.23
                                                                         2010    13.76    17.06   125,032.82
                                                                         2011    17.06    16.42     8,492.30
                                                                         2012    16.42    18.96     8,010.51
                                                                         2013    18.96    24.79     9,631.30
                                                                         2014    24.79    26.66     8,449.36
                                                                         2015    26.66    25.53     7,098.89
                                                                         2016    25.53    30.19     6,982.37
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007    42.14    43.52   788,687.46
                                                                         2008    43.52    26.88   702,361.00
                                                                         2009    26.88    33.31   525,828.32
                                                                         2010    33.31    37.53   180,318.95
                                                                         2011    37.53    37.53    10,320.98
                                                                         2012    37.53    42.63     9,268.63
                                                                         2013    42.63    55.26     8,264.86
                                                                         2014    55.26    61.50     7,916.83
                                                                         2015    61.50    61.08     7,945.63
                                                                         2016    61.08    66.96     7,300.75
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007    15.83    17.64   214,497.93
                                                                         2008    17.64    10.00   282,397.59
                                                                         2009    10.00    12.95   193,328.78
                                                                         2010    12.95    14.20    58,064.28
                                                                         2011    14.20    12.48    10,292.84
                                                                         2012    12.48    14.33     9,306.75
                                                                         2013    14.33    16.82     6,051.69
                                                                         2014    16.82    15.41     5,856.22
                                                                         2015    15.41    14.88     4,071.57
                                                                         2016    14.88    14.52     3,452.76
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007    42.19    43.18   145,281.71
                                                                         2008    43.18    32.96   120,025.00
                                                                         2009    32.96    38.34   109,408.46
                                                                         2010    38.34    41.38    87,465.14
                                                                         2011    41.38    41.57    54,926.07
                                                                         2012    41.57    45.48    31,372.88
                                                                         2013    45.48    53.08    23,627.07
                                                                         2014    53.08    56.55    13,420.40
                                                                         2015    56.55    55.38     8,106.18
                                                                         2016    55.38    59.30     5,323.26
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007    14.51    13.70   626,330.00
                                                                         2008    13.70     8.94   505,198.87

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.70 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                      2009    8.94   10.61     398,298.34
                                                                      2010   10.61   11.60     141,606.53
                                                                      2011   11.60   11.50      13,536.63
                                                                      2012   11.50   13.16      10,894.43
                                                                      2013   13.16   17.55      11,832.13
                                                                      2014   17.55   19.09       5,499.89
                                                                      2015   19.09   18.72       5,199.62
                                                                      2016   18.72   21.02       4,887.24
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E))............................... 2007   30.20   30.89      59,394.89
                                                                      2008   30.89   18.51      51,751.67
                                                                      2009   18.51   22.14      31,537.64
                                                                      2010   22.14   24.90       8,241.59
                                                                      2011   24.90   22.94         775.37
                                                                      2012   22.94   26.07         492.66
                                                                      2013   26.07   28.68           0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................ 2010   12.64   14.66      68,015.77
                                                                      2011   14.66   13.42      14,912.03
                                                                      2012   13.42   14.44      15,079.71
                                                                      2013   14.44   19.75       5,895.32
                                                                      2014   19.75   19.63       5,492.75
                                                                      2015   19.63   18.34       5,195.62
                                                                      2016   18.34   16.53       4,948.92
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E)).................................................. 2007   18.86   20.06     251,053.73
                                                                      2008   20.06    8.79     196,081.89
                                                                      2009    8.79   11.57     157,938.03
                                                                      2010   11.57   12.50           0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)............... 2007   15.20   16.53     557,830.26
                                                                      2008   16.53    9.40     522,845.54
                                                                      2009    9.40   11.87     389,751.47
                                                                      2010   11.87   12.61     149,687.63
                                                                      2011   12.61   10.83      13,815.79
                                                                      2012   10.83   12.58      13,657.02
                                                                      2013   12.58   15.04      11,392.11
                                                                      2014   15.04   13.89      11,173.98
                                                                      2015   13.89   13.49      10,123.14
                                                                      2016   13.49   13.41      10,096.86
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)............... 2007   21.01   19.91     639,737.38
                                                                      2008   19.91   12.04     507,986.95
                                                                      2009   12.04   13.36     374,410.30
                                                                      2010   13.36   15.96     163,427.34
                                                                      2011   15.96   16.56      12,508.27
                                                                      2012   16.56   17.89      11,457.68
                                                                      2013   17.89   24.34       8,691.31
                                                                      2014   24.34   23.89       7,366.67
                                                                      2015   23.89   23.59       5,573.13
                                                                      2016   23.59   27.49       4,280.40
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))................. 2007   16.17   15.48     138,997.54
                                                                      2008   15.48    9.40     104,889.06
                                                                      2009    9.40   12.65      75,988.01
                                                                      2010   12.65   15.31      24,237.13
                                                                      2011   15.31   14.26       2,528.73
                                                                      2012   14.26   14.78       2,334.14
                                                                      2013   14.78   16.01           0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)............. 2007   18.97   19.82     179,956.07
                                                                      2008   19.82   11.60     152,625.54
                                                                      2009   11.60   15.97     118,007.02
                                                                      2010   15.97   18.22      48,389.62
                                                                      2011   18.22   16.42       2,095.63
                                                                      2012   16.42   19.58       1,418.82
                                                                      2013   19.58   24.51       1,248.40
                                                                      2014   24.51   24.64         966.66
                                                                      2015   24.64   25.19         955.10
                                                                      2016   25.19   24.85         847.08
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)..................... 2007   12.30   13.01   1,046,539.28
                                                                      2008   13.01   12.85     833,704.05
                                                                      2009   12.85   14.93     710,420.02
                                                                      2010   14.93   15.89     327,716.81
                                                                      2011   15.89   16.15      43,656.93
                                                                      2012   16.15   17.35      42,450.47
                                                                      2013   17.35   16.75      23,635.48
                                                                      2014   16.75   17.18      17,081.09
                                                                      2015   17.18   16.91      11,283.29

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.70 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2016   16.91   17.07    10,997.80
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   18.24   17.63   381,171.79
                                                                 2008   17.63   11.51   291,674.85
                                                                 2009   11.51   14.25   201,674.18
                                                                 2010   14.25   17.73    65,893.25
                                                                 2011   17.73   16.71     3,921.35
                                                                 2012   16.71   19.07     3,386.38
                                                                 2013   19.07   25.94     4,336.95
                                                                 2014   25.94   26.76     3,865.95
                                                                 2015   26.76   25.15     4,144.74
                                                                 2016   25.15   29.94     4,032.50
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.86   14.88   262,823.16
                                                                 2008   14.88    8.49   203,750.53
                                                                 2009    8.49   11.95   136,317.47
                                                                 2010   11.95   13.74    52,279.44
                                                                 2011   13.74   13.34     3,824.35
                                                                 2012   13.34   15.58     1,620.51
                                                                 2013   15.58   21.28     5,413.24
                                                                 2014   21.28   22.78     4,065.46
                                                                 2015   22.78   24.78     2,924.23
                                                                 2016   24.78   24.76     1,542.98
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.86    6.30   415,296.64
                                                                 2008    6.30    3.44   286,079.64
                                                                 2009    3.44    5.39   285,386.45
                                                                 2010    5.39    6.78   117,768.66
                                                                 2011    6.78    6.00    20,447.02
                                                                 2012    6.00    6.63    17,960.73
                                                                 2013    6.63    6.93         0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.32    9.63   444,120.13
                                                                 2008    9.63    5.71   366,510.86
                                                                 2009    5.71    8.17   279,610.80
                                                                 2010    8.17   10.28    94,521.02
                                                                 2011   10.28    9.94     5,800.75
                                                                 2012    9.94   11.13     4,766.25
                                                                 2013   11.13   14.96     3,497.29
                                                                 2014   14.96   16.60     2,914.55
                                                                 2015   16.60   17.42     1,986.73
                                                                 2016   17.42   18.22     1,983.90
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.36   15.49   111,542.87
                                                                 2008   15.49    9.70   121,234.23
                                                                 2009    9.70   13.24   111,855.55
                                                                 2010   13.24   17.54    39,294.86
                                                                 2011   17.54   17.51     3,848.13
                                                                 2012   17.51   19.98     3,430.53
                                                                 2013   19.98   28.35     2,080.34
                                                                 2014   28.35   29.74     1,234.48
                                                                 2015   29.74   30.00     1,225.44
                                                                 2016   30.00   32.90     1,159.89
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   20.14   20.57   402,565.61
                                                                 2008   20.57   17.16   259,083.25
                                                                 2009   17.16   22.27   199,266.00
                                                                 2010   22.27   24.66    92,245.68
                                                                 2011   24.66   25.68     4,280.29
                                                                 2012   25.68   28.10     3,919.37
                                                                 2013   28.10   27.88     4,351.04
                                                                 2014   27.88   28.89     3,426.91
                                                                 2015   28.89   27.87     3,145.51
                                                                 2016   27.87   29.72    13,218.37
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   13.78   14.46   389,016.48
                                                                 2008   14.46   11.58   270,404.08
                                                                 2009   11.58   15.59   221,643.90
                                                                 2010   15.59   17.32    76,175.61
                                                                 2011   17.32   17.83    13,510.07
                                                                 2012   17.83   19.81    12,929.85
                                                                 2013   19.81   21.05     7,860.71
                                                                 2014   21.05   21.71     7,442.81
                                                                 2015   21.71   20.90     6,042.42
                                                                 2016   20.90   21.53         0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).............................................. 2007   15.76   16.13   247,563.93
                                                                 2008   16.13   15.79   203,692.75
                                                                 2009   15.79   16.17   152,817.74
                                                                 2010   16.17   16.80    45,704.56

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.70 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------
                                                      2011   16.80   17.39   1,865.50
                                                      2012   17.39   17.64   1,830.99
                                                      2013   17.64   17.21   1,956.73
                                                      2014   17.21   17.35   1,911.62
                                                      2015   17.35   17.13   1,021.75
                                                      2016   17.13   17.04   1,034.52





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.75 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          14.82          15.03       7,044.56
                                                                            2008          15.03          13.36       1,550.22
                                                                            2009          13.36          14.77       1,713.92
                                                                            2010          14.77          15.42       5,326.74
                                                                            2011          15.42          16.06       7,836.53
                                                                            2012          16.06          16.60      11,103.36
                                                                            2013          16.60          15.93       4,154.28
                                                                            2014          15.93          16.46       4,185.07
                                                                            2015          16.46          16.19       2,522.50
                                                                            2016          16.19          16.36       1,750.60
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          28.26          33.66      36,898.97
                                                                            2008          33.66          15.35      30,590.88
                                                                            2009          15.35          24.29      35,349.27
                                                                            2010          24.29          29.18      36,509.04
                                                                            2011          29.18          23.15      26,183.42
                                                                            2012          23.15          26.84      23,925.81
                                                                            2013          26.84          33.78      15,973.12
                                                                            2014          33.78          33.85      15,270.38
                                                                            2015          33.85          33.30      10,560.64
                                                                            2016          33.30          33.36       9,312.01
American Funds Growth Investment Division+ (Class 2)....................... 2007         142.11         156.63      14,216.90
                                                                            2008         156.63          86.10      13,079.93
                                                                            2009          86.10         117.77      12,310.15
                                                                            2010         117.77         137.15      11,978.25
                                                                            2011         137.15         128.82      10,288.82
                                                                            2012         128.82         148.99       9,372.62
                                                                            2013         148.99         190.19       6,918.31
                                                                            2014         190.19         202.49       6,385.79
                                                                            2015         202.49         212.31       6,200.06
                                                                            2016         212.31         228.08       5,865.48
American Funds Growth-Income Investment Division+ (Class 2)................ 2007         103.30         106.46      15,894.19
                                                                            2008         106.46          64.91      12,181.32
                                                                            2009          64.91          83.59      11,930.37
                                                                            2010          83.59          91.39      11,880.14
                                                                            2011          91.39          88.03      10,850.54
                                                                            2012          88.03         101.47       9,830.68
                                                                            2013         101.47         132.91       8,455.61
                                                                            2014         132.91         144.28       7,322.64
                                                                            2015         144.28         143.62       6,971.00
                                                                            2016         143.62         157.15       6,430.41
Baillie Gifford International Stock Investment Division (Class E).......... 2007          17.22          18.65      17,125.94
                                                                            2008          18.65          10.22      13,496.90
                                                                            2009          10.22          12.25      15,642.58
                                                                            2010          12.25          12.89      13,642.21
                                                                            2011          12.89          10.13      11,164.93
                                                                            2012          10.13          11.89       9,652.09
                                                                            2013          11.89          13.47       6,644.88
                                                                            2014          13.47          12.81       6,501.11
                                                                            2015          12.81          12.32       6,343.36
                                                                            2016          12.32          12.74       5,590.66
Barclays Aggregate Bond Index Investment Division (Class E)................ 2007          12.96          13.59     174,075.24
                                                                            2008          13.59          14.12     125,344.68
                                                                            2009          14.12          14.59     130,721.62
                                                                            2010          14.59          15.17     115,470.44
                                                                            2011          15.17          16.01     100,907.04
                                                                            2012          16.01          16.31      97,490.47
                                                                            2013          16.31          15.64     101,190.59
                                                                            2014          15.64          16.23      91,373.27
                                                                            2015          16.23          15.98      72,449.74
                                                                            2016          15.98          16.04      69,106.18

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.75 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E).............. 2007   46.01   47.98   13,455.88
                                                                  2008   47.98   45.46   10,332.44
                                                                  2009   45.46   48.83    8,983.21
                                                                  2010   48.83   51.91    8,890.48
                                                                  2011   51.91   54.28    5,806.32
                                                                  2012   54.28   57.27    5,663.66
                                                                  2013   57.27   55.76    3,328.11
                                                                  2014   55.76   58.59    1,684.16
                                                                  2015   58.59   57.83    1,668.01
                                                                  2016   57.83   58.52    1,655.86
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   14.25   14.46   37,205.09
                                                                  2008   14.46    9.23   30,250.35
                                                                  2009    9.23   10.08   25,729.21
                                                                  2010   10.08   10.80   31,277.91
                                                                  2011   10.80   10.84   24,507.96
                                                                  2012   10.84   12.15   22,004.11
                                                                  2013   12.15   15.75   17,038.97
                                                                  2014   15.75   16.99   17,479.40
                                                                  2015   16.99   15.68   16,551.16
                                                                  2016   15.68   18.21   15,386.49
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E)).............................................. 2007   21.54   22.21   13,943.82
                                                                  2008   22.21   22.41    3,706.66
                                                                  2009   22.41   22.09    1,914.64
                                                                  2010   22.09   21.71    1,871.34
                                                                  2011   21.71   21.33    1,825.96
                                                                  2012   21.33   20.96    1,784.26
                                                                  2013   20.96   20.60      306.96
                                                                  2014   20.60   20.24      279.51
                                                                  2015   20.24   19.89      253.10
                                                                  2016   19.89   19.58      226.83
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    7.74    7.78    1,510.00
                                                                  2008    7.78    4.66    1,086.05
                                                                  2009    4.66    6.10    1,510.33
                                                                  2010    6.10    7.42    1,871.54
                                                                  2011    7.42    7.55    9,764.08
                                                                  2012    7.55    8.80   11,196.05
                                                                  2013    8.80   12.61   12,097.51
                                                                  2014   12.61   14.74   29,868.23
                                                                  2015   14.74   13.91   32,278.12
                                                                  2016   13.91   14.05   28,472.51
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.84    9.11    7,328.14
                                                                  2008    9.11    4.06    8,577.38
                                                                  2009    4.06    5.51    8,268.48
                                                                  2010    5.51    5.81    7,460.99
                                                                  2011    5.81    6.17        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   40.71   48.16    3,234.78
                                                                  2008   48.16   25.65    3,470.02
                                                                  2009   25.65   37.61    4,195.27
                                                                  2010   37.61   42.57    2,992.10
                                                                  2011   42.57   40.50    1,318.17
                                                                  2012   40.50   44.10    1,312.80
                                                                  2013   44.10   57.46    1,190.73
                                                                  2014   57.46   62.66    1,204.00
                                                                  2015   62.66   63.25    1,271.25
                                                                  2016   63.25   65.41    1,319.45
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.72   19.18   32,222.14
                                                                  2008   19.18   11.15   27,179.02
                                                                  2009   11.15   17.02   27,520.47
                                                                  2010   17.02   19.48   31,488.08
                                                                  2011   19.48   16.44   29,320.75
                                                                  2012   16.44   20.89   26,458.16
                                                                  2013   20.89   26.82   13,425.71
                                                                  2014   26.82   24.86   12,653.61
                                                                  2015   24.86   23.34   11,933.20
                                                                  2016   23.34   24.84    9,602.06
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   25.74   26.12   25,191.81
                                                                  2008   26.12   13.50   16,000.99
                                                                  2009   13.50   19.61   17,208.33
                                                                  2010   19.61   24.31   19,431.91
                                                                  2011   24.31   22.32   16,777.36
                                                                  2012   22.32   24.67        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.75 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   24.55   25.18   13,610.29
                                                                  2013   25.18   32.29    9,871.36
                                                                  2014   32.29   34.82    8,533.83
                                                                  2015   34.82   31.17    7,403.73
                                                                  2016   31.17   35.43    7,315.69
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.47   15.81    3,747.57
                                                                  2008   15.81    9.52    2,799.41
                                                                  2009    9.52   12.53    3,096.27
                                                                  2010   12.53   15.56    3,194.39
                                                                  2011   15.56   15.14    2,359.81
                                                                  2012   15.14   17.60    2,191.91
                                                                  2013   17.60   24.28    1,486.56
                                                                  2014   24.28   25.77    1,795.37
                                                                  2015   25.77   24.92    1,567.25
                                                                  2016   24.92   27.32    1,488.24
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.84    5.30   86,398.28
                                                                  2008    5.30    3.30   60,801.97
                                                                  2009    3.30    4.54   53,268.99
                                                                  2010    4.54    4.97   53,916.28
                                                                  2011    4.97    4.90   47,542.63
                                                                  2012    4.90    5.57   48,675.65
                                                                  2013    5.57    7.49   18,500.07
                                                                  2014    7.49    8.01   17,265.28
                                                                  2015    8.01    8.71   16,173.40
                                                                  2016    8.71    8.56   15,579.90
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   30.93   33.96    7,648.84
                                                                  2008   33.96   21.36    4,330.70
                                                                  2009   21.36   27.29    3,063.99
                                                                  2010   27.29   34.15    2,610.85
                                                                  2011   34.15   33.71    2,838.47
                                                                  2012   33.71   37.89    2,619.75
                                                                  2013   37.89   52.43    2,479.59
                                                                  2014   52.43   53.38    2,494.55
                                                                  2015   53.38   51.59    1,384.42
                                                                  2016   51.59   60.37    1,277.17
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.71   11.00   28,151.52
                                                                  2008   11.00    6.34   23,263.85
                                                                  2009    6.34    8.09   22,123.02
                                                                  2010    8.09   10.45   24,336.23
                                                                  2011   10.45   10.57   18,573.96
                                                                  2012   10.57   11.52   17,670.76
                                                                  2013   11.52   16.82    8,600.85
                                                                  2014   16.82   16.70    7,229.92
                                                                  2015   16.70   16.67    6,644.70
                                                                  2016   16.67   17.39    6,712.99
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   38.11   34.83   25,878.85
                                                                  2008   34.83   18.45   19,926.60
                                                                  2009   18.45   25.63   21,464.29
                                                                  2010   25.63   28.93   18,295.78
                                                                  2011   28.93   30.30   17,626.31
                                                                  2012   30.30   33.26   16,744.21
                                                                  2013   33.26   44.66    6,971.93
                                                                  2014   44.66   44.66    5,496.29
                                                                  2015   44.66   39.69    5,068.04
                                                                  2016   39.69   47.88    4,691.71
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   40.06   41.60   16,591.57
                                                                  2008   41.60   30.71   21,147.34
                                                                  2009   30.71   35.35   20,052.77
                                                                  2010   35.35   38.02   19,381.48
                                                                  2011   38.02   38.74   22,752.54
                                                                  2012   38.74   42.69   22,525.34
                                                                  2013   42.69   50.51   19,647.83
                                                                  2014   50.51   54.80   17,568.56
                                                                  2015   54.80   55.15   16,039.93
                                                                  2016   55.15   57.89   14,910.31
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007   36.43   37.38   26,961.05
                                                                  2008   37.38   22.23   20,513.42
                                                                  2009   22.23   28.80   18,962.42
                                                                  2010   28.80   31.65   16,020.81
                                                                  2011   31.65   29.80   12,467.64
                                                                  2012   29.80   33.00   12,599.65
                                                                  2013   33.00   43.30   10,975.55
                                                                  2014   43.30   47.00    8,826.61

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.75 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2015   47.00    47.23    8,018.35
                                                                         2016   47.23    49.73    7,959.03
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E)).......................................... 2007   70.78    74.17        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E)).................................................... 2007   73.55    74.09    4,835.44
                                                                         2008   74.09    45.70    3,489.82
                                                                         2009   45.70    53.60    3,668.33
                                                                         2010   53.60    59.38    4,521.86
                                                                         2011   59.38    58.55    3,022.33
                                                                         2012   58.55    65.38    2,949.45
                                                                         2013   65.38    86.32    2,172.63
                                                                         2014   86.32    96.50    2,086.47
                                                                         2015   96.50    99.18    1,497.23
                                                                         2016   99.18   105.68    1,508.88
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007   15.38    16.27   48,510.07
                                                                         2008   16.27    10.18   34,491.19
                                                                         2009   10.18    13.70   33,014.78
                                                                         2010   13.70    16.97   35,530.59
                                                                         2011   16.97    16.33   37,137.26
                                                                         2012   16.33    18.84   31,646.97
                                                                         2013   18.84    24.62   28,474.46
                                                                         2014   24.62    26.46   25,119.77
                                                                         2015   26.46    25.33   23,379.52
                                                                         2016   25.33    29.94   21,681.77
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   41.79    43.14   79,108.18
                                                                         2008   43.14    26.63   68,076.34
                                                                         2009   26.63    32.98   67,296.73
                                                                         2010   32.98    37.15   66,098.66
                                                                         2011   37.15    37.13   59,594.15
                                                                         2012   37.13    42.15   56,196.66
                                                                         2013   42.15    54.61   50,289.31
                                                                         2014   54.61    60.74   44,545.70
                                                                         2015   60.74    60.30   36,417.41
                                                                         2016   60.30    66.07   35,146.82
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.78    17.58   36,821.03
                                                                         2008   17.58     9.96   39,742.06
                                                                         2009    9.96    12.89   27,657.16
                                                                         2010   12.89    14.13   21,771.08
                                                                         2011   14.13    12.41   17,427.67
                                                                         2012   12.41    14.25   18,042.53
                                                                         2013   14.25    16.71    7,706.89
                                                                         2014   16.71    15.30    6,669.20
                                                                         2015   15.30    14.77    6,515.00
                                                                         2016   14.77    14.40    5,297.31
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   41.77    42.73    6,662.41
                                                                         2008   42.73    32.61   10,151.25
                                                                         2009   32.61    37.90    9,731.12
                                                                         2010   37.90    40.90   10,501.07
                                                                         2011   40.90    41.06    9,867.25
                                                                         2012   41.06    44.90   10,088.62
                                                                         2013   44.90    52.38    9,533.01
                                                                         2014   52.38    55.77    7,688.95
                                                                         2015   55.77    54.59    7,388.67
                                                                         2016   54.59    58.43    6,994.66
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   14.45    13.64   48,695.41
                                                                         2008   13.64     8.90   34,418.14
                                                                         2009    8.90    10.55   31,448.93
                                                                         2010   10.55    11.53   30,792.36
                                                                         2011   11.53    11.43   29,444.97
                                                                         2012   11.43    13.07   23,895.07
                                                                         2013   13.07    17.42   24,680.37
                                                                         2014   17.42    18.94   22,870.92
                                                                         2015   18.94    18.56   20,293.17
                                                                         2016   18.56    20.83   18,172.22
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007   29.99    30.66    1,776.32
                                                                         2008   30.66    18.36    1,268.59
                                                                         2009   18.36    21.96    1,675.95
                                                                         2010   21.96    24.68    1,290.61
                                                                         2011   24.68    22.73    1,046.00
                                                                         2012   22.73    25.81    1,034.99
                                                                         2013   25.81    28.40        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.75 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)....................................................... 2010   12.56   14.56   14,147.25
                                                                 2011   14.56   13.32   10,003.89
                                                                 2012   13.32   14.33    7,253.45
                                                                 2013   14.33   19.58    5,885.27
                                                                 2014   19.58   19.46    5,514.29
                                                                 2015   19.46   18.17    5,435.11
                                                                 2016   18.17   16.37    6,137.52
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E))............................................. 2007   18.77   19.95   14,833.65
                                                                 2008   19.95    8.74   13,026.78
                                                                 2009    8.74   11.49   10,769.06
                                                                 2010   11.49   12.42        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E).......... 2007   15.14   16.45   70,784.08
                                                                 2008   16.45    9.35   54,566.45
                                                                 2009    9.35   11.81   51,824.35
                                                                 2010   11.81   12.53   50,415.25
                                                                 2011   12.53   10.76   44,767.52
                                                                 2012   10.76   12.49   42,113.60
                                                                 2013   12.49   14.93   40,408.95
                                                                 2014   14.93   13.77   34,849.47
                                                                 2015   13.77   13.38   31,346.67
                                                                 2016   13.38   13.29   29,864.37
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E).......... 2007   20.94   19.84   52,575.77
                                                                 2008   19.84   11.99   39,185.93
                                                                 2009   11.99   13.30   43,986.51
                                                                 2010   13.30   15.87   43,809.47
                                                                 2011   15.87   16.47   35,329.58
                                                                 2012   16.47   17.78   30,847.44
                                                                 2013   17.78   24.18   20,800.11
                                                                 2014   24.18   23.72   17,280.40
                                                                 2015   23.72   23.40   15,126.16
                                                                 2016   23.40   27.26   12,968.12
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))............ 2007   16.13   15.43    4,515.64
                                                                 2008   15.43    9.36    2,851.63
                                                                 2009    9.36   12.60    3,105.14
                                                                 2010   12.60   15.24    2,944.91
                                                                 2011   15.24   14.18    2,918.01
                                                                 2012   14.18   14.69    2,699.84
                                                                 2013   14.69   15.92        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)........ 2007   18.88   19.72   12,000.04
                                                                 2008   19.72   11.53    6,251.01
                                                                 2009   11.53   15.87    7,969.05
                                                                 2010   15.87   18.10    8,536.35
                                                                 2011   18.10   16.29    7,923.97
                                                                 2012   16.29   19.43    9,240.71
                                                                 2013   19.43   24.30    6,561.50
                                                                 2014   24.30   24.42    7,979.47
                                                                 2015   24.42   24.96    8,073.10
                                                                 2016   24.96   24.61    6,644.78
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   12.26   12.97   65,619.78
                                                                 2008   12.97   12.80   55,472.33
                                                                 2009   12.80   14.87   68,024.78
                                                                 2010   14.87   15.81   60,365.18
                                                                 2011   15.81   16.06   50,178.33
                                                                 2012   16.06   17.25   44,217.73
                                                                 2013   17.25   16.64   39,139.96
                                                                 2014   16.64   17.06   39,962.55
                                                                 2015   17.06   16.78   35,949.72
                                                                 2016   16.78   16.94   31,367.65
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   18.17   17.55   21,569.60
                                                                 2008   17.55   11.45   15,118.40
                                                                 2009   11.45   14.17   14,516.26
                                                                 2010   14.17   17.63   17,095.81
                                                                 2011   17.63   16.60   16,389.37
                                                                 2012   16.60   18.94   14,526.13
                                                                 2013   18.94   25.75   12,794.00
                                                                 2014   25.75   26.54   10,467.56
                                                                 2015   26.54   24.94    8,131.61
                                                                 2016   24.94   29.67    6,974.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.80   14.82   31,115.85
                                                                 2008   14.82    8.45   24,928.76
                                                                 2009    8.45   11.89   21,896.67
                                                                 2010   11.89   13.66   28,561.12
                                                                 2011   13.66   13.25   21,045.06

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.75 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2012   13.25   15.47   19,215.70
                                                                 2013   15.47   21.12   22,199.51
                                                                 2014   21.12   22.60   20,643.39
                                                                 2015   22.60   24.57   18,045.46
                                                                 2016   24.57   24.53   15,427.70
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.85    6.28   74,543.57
                                                                 2008    6.28    3.42   68,302.81
                                                                 2009    3.42    5.36   68,877.56
                                                                 2010    5.36    6.74   76,673.23
                                                                 2011    6.74    5.96   60,583.81
                                                                 2012    5.96    6.59   68,636.10
                                                                 2013    6.59    6.88        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.30    9.59   45,884.34
                                                                 2008    9.59    5.69   35,438.52
                                                                 2009    5.69    8.13   33,378.65
                                                                 2010    8.13   10.23   32,905.60
                                                                 2011   10.23    9.89   28,136.36
                                                                 2012    9.89   11.06   28,236.11
                                                                 2013   11.06   14.86   21,462.08
                                                                 2014   14.86   16.49   19,944.77
                                                                 2015   16.49   17.29   20,821.22
                                                                 2016   17.29   18.07   19,193.66
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.29   15.40    8,873.48
                                                                 2008   15.40    9.65    6,601.63
                                                                 2009    9.65   13.16    5,869.61
                                                                 2010   13.16   17.41    8,301.84
                                                                 2011   17.41   17.38    6,846.82
                                                                 2012   17.38   19.82    7,126.60
                                                                 2013   19.82   28.11    7,529.00
                                                                 2014   28.11   29.47    7,464.96
                                                                 2015   29.47   29.72    6,450.54
                                                                 2016   29.72   32.57    5,152.18
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   20.02   20.43   18,993.14
                                                                 2008   20.43   17.04   14,582.46
                                                                 2009   17.04   22.10   13,118.45
                                                                 2010   22.10   24.46   11,249.97
                                                                 2011   24.46   25.46   12,899.85
                                                                 2012   25.46   27.84   11,918.26
                                                                 2013   27.84   27.62   13,673.28
                                                                 2014   27.62   28.60   12,727.84
                                                                 2015   28.60   27.57   11,310.69
                                                                 2016   27.57   29.39   18,354.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   13.72   14.38   24,032.42
                                                                 2008   14.38   11.52   16,917.67
                                                                 2009   11.52   15.49   20,289.31
                                                                 2010   15.49   17.20   16,271.00
                                                                 2011   17.20   17.70   15,412.30
                                                                 2012   17.70   19.65   13,260.47
                                                                 2013   19.65   20.87   14,201.34
                                                                 2014   20.87   21.51   13,477.19
                                                                 2015   21.51   20.70    9,913.65
                                                                 2016   20.70   21.32        0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).............................................. 2007   15.66   16.03   36,764.12
                                                                 2008   16.03   15.68   21,302.55
                                                                 2009   15.68   16.05   18,582.82
                                                                 2010   16.05   16.67   14,088.45
                                                                 2011   16.67   17.25    9,759.11
                                                                 2012   17.25   17.48    9,219.09
                                                                 2013   17.48   17.05    7,225.18
                                                                 2014   17.05   17.18    5,550.97
                                                                 2015   17.18   16.95    4,184.22
                                                                 2016   16.95   16.85    3,522.44

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.80 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          14.75          14.95      28,326.11
                                                                            2008          14.95          13.29      11,990.83
                                                                            2009          13.29          14.67       4,500.71
                                                                            2010          14.67          15.32           1.55
                                                                            2011          15.32          15.94           0.00
                                                                            2012          15.94          16.47           0.00
                                                                            2013          16.47          15.80           0.00
                                                                            2014          15.80          16.32           0.00
                                                                            2015          16.32          16.04           0.00
                                                                            2016          16.04          16.20           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          28.13          33.50      48,905.54
                                                                            2008          33.50          15.27      37,984.19
                                                                            2009          15.27          24.15      13,590.74
                                                                            2010          24.15          29.00           1.25
                                                                            2011          29.00          22.99           0.00
                                                                            2012          22.99          26.64           0.00
                                                                            2013          26.64          33.52           0.00
                                                                            2014          33.52          33.57           0.00
                                                                            2015          33.57          33.01           0.00
                                                                            2016          33.01          33.05           0.00
American Funds Growth Investment Division+ (Class 2)....................... 2007         140.49         154.77      30,773.52
                                                                            2008         154.77          85.03      26,302.96
                                                                            2009          85.03         116.26      14,869.18
                                                                            2010         116.26         135.31           0.24
                                                                            2011         135.31         127.03           0.00
                                                                            2012         127.03         146.85           0.00
                                                                            2013         146.85         187.37           0.00
                                                                            2014         187.37         199.39           0.00
                                                                            2015         199.39         208.95           0.00
                                                                            2016         208.95         224.36           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2007         102.12         105.19      29,642.17
                                                                            2008         105.19          64.11      28,032.01
                                                                            2009          64.11          82.51      17,177.91
                                                                            2010          82.51          90.17           2.14
                                                                            2011          90.17          86.81           0.00
                                                                            2012          86.81         100.01           0.00
                                                                            2013         100.01         130.94           0.00
                                                                            2014         130.94         142.06           0.00
                                                                            2015         142.06         141.35           0.00
                                                                            2016         141.35         154.59           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2007          17.09          18.50      29,010.54
                                                                            2008          18.50          10.13      26,597.52
                                                                            2009          10.13          12.14       7,276.01
                                                                            2010          12.14          12.76           1.90
                                                                            2011          12.76          10.03           0.00
                                                                            2012          10.03          11.76           0.00
                                                                            2013          11.76          13.32           0.00
                                                                            2014          13.32          12.66           0.00
                                                                            2015          12.66          12.17           0.00
                                                                            2016          12.17          12.58           0.00
Barclays Aggregate Bond Index Investment Division (Class E)................ 2007          12.91          13.53     139,511.09
                                                                            2008          13.53          14.05      99,282.20
                                                                            2009          14.05          14.51      51,903.27
                                                                            2010          14.51          15.08           2.16
                                                                            2011          15.08          15.91           0.00
                                                                            2012          15.91          16.19           0.00
                                                                            2013          16.19          15.52           0.00
                                                                            2014          15.52          16.10           0.00
                                                                            2015          16.10          15.84           0.00
                                                                            2016          15.84          15.90           0.00
BlackRock Bond Income Investment Division (Class E)........................ 2007          45.48          47.40      27,227.24
                                                                            2008          47.40          44.89      20,471.57
                                                                            2009          44.89          48.19       1,873.61
                                                                            2010          48.19          51.20           4.44
                                                                            2011          51.20          53.51           0.00
                                                                            2012          53.51          56.43           0.00
                                                                            2013          56.43          54.92           0.00
                                                                            2014          54.92          57.67           0.00
                                                                            2015          57.67          56.89           0.00
                                                                            2016          56.89          57.54           0.00
BlackRock Large Cap Value Investment Division (Class E).................... 2007          14.21          14.41      32,913.69
                                                                            2008          14.41           9.19      16,109.00
                                                                            2009           9.19          10.04       4,186.11

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.80 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2010   10.04   10.75         5.77
                                                                  2011   10.75   10.78         0.00
                                                                  2012   10.78   12.09         0.00
                                                                  2013   12.09   15.66         0.00
                                                                  2014   15.66   16.89         0.00
                                                                  2015   16.89   15.58         0.00
                                                                  2016   15.58   18.08         0.00
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E)).............................................. 2007   21.29   21.94         0.00
                                                                  2008   21.94   22.13         0.00
                                                                  2009   22.13   21.80         0.00
                                                                  2010   21.80   21.41         0.00
                                                                  2011   21.41   21.03         0.00
                                                                  2012   21.03   20.65         0.00
                                                                  2013   20.65   20.28         0.00
                                                                  2014   20.28   19.92         0.00
                                                                  2015   19.92   19.57         0.00
                                                                  2016   19.57   19.26         0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    7.72    7.75     4,436.92
                                                                  2008    7.75    4.64     2,745.18
                                                                  2009    4.64    6.08       890.83
                                                                  2010    6.08    7.39        10.10
                                                                  2011    7.39    7.51         0.00
                                                                  2012    7.51    8.75         0.00
                                                                  2013    8.75   12.53         0.00
                                                                  2014   12.53   14.64         0.00
                                                                  2015   14.64   13.81         0.00
                                                                  2016   13.81   13.94         0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.80    9.07   109,398.12
                                                                  2008    9.07    4.04   110,782.18
                                                                  2009    4.04    5.48   104,447.77
                                                                  2010    5.48    5.78         1.31
                                                                  2011    5.78    6.14         0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   40.33   47.68     6,992.79
                                                                  2008   47.68   25.39     5,777.75
                                                                  2009   25.39   37.20     4,010.31
                                                                  2010   37.20   42.09         0.26
                                                                  2011   42.09   40.03         0.00
                                                                  2012   40.03   43.56         0.00
                                                                  2013   43.56   56.73         0.00
                                                                  2014   56.73   61.83         0.00
                                                                  2015   61.83   62.38         0.00
                                                                  2016   62.38   64.48         0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.67   19.12    28,386.07
                                                                  2008   19.12   11.11    19,273.62
                                                                  2009   11.11   16.95     5,226.73
                                                                  2010   16.95   19.39         3.98
                                                                  2011   19.39   16.36         0.00
                                                                  2012   16.36   20.77         0.00
                                                                  2013   20.77   26.65         0.00
                                                                  2014   26.65   24.69         0.00
                                                                  2015   24.69   23.17         0.00
                                                                  2016   23.17   24.65         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   25.64   26.00    92,906.71
                                                                  2008   26.00   13.43    85,426.08
                                                                  2009   13.43   19.50    52,665.71
                                                                  2010   19.50   24.16         3.18
                                                                  2011   24.16   22.18         0.00
                                                                  2012   22.18   24.50         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   24.38   25.01         0.00
                                                                  2013   25.01   32.04         0.00
                                                                  2014   32.04   34.54         0.00
                                                                  2015   34.54   30.91         0.00
                                                                  2016   30.91   35.11         0.00
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.43   15.76    14,744.86
                                                                  2008   15.76    9.49     7,632.24
                                                                  2009    9.49   12.48     5,613.31
                                                                  2010   12.48   15.49         4.59
                                                                  2011   15.49   15.06         0.00
                                                                  2012   15.06   17.50         0.00
                                                                  2013   17.50   24.13         0.00
                                                                  2014   24.13   25.60         0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.80 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2015   25.60   24.74        0.00
                                                                  2016   24.74   27.11        0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.82    5.28   38,796.43
                                                                  2008    5.28    3.29   26,036.44
                                                                  2009    3.29    4.52    1,073.48
                                                                  2010    4.52    4.95       11.84
                                                                  2011    4.95    4.87        0.00
                                                                  2012    4.87    5.53        0.00
                                                                  2013    5.53    7.44        0.00
                                                                  2014    7.44    7.95        0.00
                                                                  2015    7.95    8.65        0.00
                                                                  2016    8.65    8.49        0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   30.74   33.73    2,727.85
                                                                  2008   33.73   21.20    2,402.54
                                                                  2009   21.20   27.08    1,931.44
                                                                  2010   27.08   33.87        1.20
                                                                  2011   33.87   33.41        0.00
                                                                  2012   33.41   37.53        0.00
                                                                  2013   37.53   51.92        0.00
                                                                  2014   51.92   52.83        0.00
                                                                  2015   52.83   51.03        0.00
                                                                  2016   51.03   59.69        0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.68   10.96   19,778.24
                                                                  2008   10.96    6.31   14,201.82
                                                                  2009    6.31    8.06    8,608.86
                                                                  2010    8.06   10.40        4.49
                                                                  2011   10.40   10.51        0.00
                                                                  2012   10.51   11.46        0.00
                                                                  2013   11.46   16.72        0.00
                                                                  2014   16.72   16.59        0.00
                                                                  2015   16.59   16.55        0.00
                                                                  2016   16.55   17.25        0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   37.85   34.57   52,866.08
                                                                  2008   34.57   18.31   44,421.14
                                                                  2009   18.31   25.41   32,968.42
                                                                  2010   25.41   28.67        5.61
                                                                  2011   28.67   30.02        0.00
                                                                  2012   30.02   32.93        0.00
                                                                  2013   32.93   44.20        0.00
                                                                  2014   44.20   44.18        0.00
                                                                  2015   44.18   39.24        0.00
                                                                  2016   39.24   47.32        0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   39.65   41.16   15,523.04
                                                                  2008   41.16   30.37   11,170.71
                                                                  2009   30.37   34.94    3,996.64
                                                                  2010   34.94   37.56        2.84
                                                                  2011   37.56   38.24        0.00
                                                                  2012   38.24   42.13        0.00
                                                                  2013   42.13   49.82        0.00
                                                                  2014   49.82   54.03        0.00
                                                                  2015   54.03   54.34        0.00
                                                                  2016   54.34   57.02        0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007   36.21   37.13   52,841.38
                                                                  2008   37.13   22.08   49,989.04
                                                                  2009   22.08   28.59   30,967.02
                                                                  2010   28.59   31.39        1.62
                                                                  2011   31.39   29.55        0.00
                                                                  2012   29.55   32.70        0.00
                                                                  2013   32.70   42.89        0.00
                                                                  2014   42.89   46.53        0.00
                                                                  2015   46.53   46.73        0.00
                                                                  2016   46.73   49.18        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E))................................... 2007   69.95   73.29        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E))............................................. 2007   72.68   73.17    6,596.08
                                                                  2008   73.17   45.09    3,982.82
                                                                  2009   45.09   52.83    2,147.25
                                                                  2010   52.83   58.46        1.66
                                                                  2011   58.46   57.58        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.80 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2012   57.58    64.24         0.00
                                                                         2013   64.24    84.73         0.00
                                                                         2014   84.73    94.63         0.00
                                                                         2015   94.63    97.16         0.00
                                                                         2016   97.16   103.42         0.00
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007   15.33    16.21    54,535.88
                                                                         2008   16.21    10.13    44,825.27
                                                                         2009   10.13    13.63    22,542.98
                                                                         2010   13.63    16.88         0.60
                                                                         2011   16.88    16.23         0.00
                                                                         2012   16.23    18.72         0.00
                                                                         2013   18.72    24.45         0.00
                                                                         2014   24.45    26.27         0.00
                                                                         2015   26.27    25.14         0.00
                                                                         2016   25.14    29.69         0.00
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   41.44    42.76    71,195.33
                                                                         2008   42.76    26.38    67,227.31
                                                                         2009   26.38    32.66    32,517.22
                                                                         2010   32.66    36.76         6.15
                                                                         2011   36.76    36.73         0.00
                                                                         2012   36.73    41.68         0.00
                                                                         2013   41.68    53.96         0.00
                                                                         2014   53.96    60.00         0.00
                                                                         2015   60.00    59.53         0.00
                                                                         2016   59.53    65.19         0.00
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.73    17.52    40,426.07
                                                                         2008   17.52     9.92    34,273.06
                                                                         2009    9.92    12.84     9,974.12
                                                                         2010   12.84    14.06         4.26
                                                                         2011   14.06    12.35         0.00
                                                                         2012   12.35    14.17         0.00
                                                                         2013   14.17    16.61         0.00
                                                                         2014   16.61    15.20         0.00
                                                                         2015   15.20    14.66         0.00
                                                                         2016   14.66    14.29         0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   41.36    42.29     2,946.81
                                                                         2008   42.29    32.25       653.80
                                                                         2009   32.25    37.48     5,237.64
                                                                         2010   37.48    40.42    14,775.03
                                                                         2011   40.42    40.55    14,138.39
                                                                         2012   40.55    44.33    14,395.49
                                                                         2013   44.33    51.68    12,913.80
                                                                         2014   51.68    55.01    14,467.25
                                                                         2015   55.01    53.81    17,030.48
                                                                         2016   53.81    57.57    19,038.40
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   14.39    13.58   112,403.00
                                                                         2008   13.58     8.85   102,276.68
                                                                         2009    8.85    10.49    64,032.08
                                                                         2010   10.49    11.46        17.51
                                                                         2011   11.46    11.35         0.00
                                                                         2012   11.35    12.98         0.00
                                                                         2013   12.98    17.29         0.00
                                                                         2014   17.29    18.78         0.00
                                                                         2015   18.78    18.40         0.00
                                                                         2016   18.40    20.64         0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007   29.79    30.44     3,397.64
                                                                         2008   30.44    18.22     3,213.20
                                                                         2009   18.22    21.77     1,729.53
                                                                         2010   21.77    24.46         1.21
                                                                         2011   24.46    22.52         0.00
                                                                         2012   22.52    25.56         0.00
                                                                         2013   25.56    28.11         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................... 2010   12.48    14.46         1.58
                                                                         2011   14.46    13.22         0.00
                                                                         2012   13.22    14.22         0.00
                                                                         2013   14.22    19.42         0.00
                                                                         2014   19.42    19.29         0.00
                                                                         2015   19.29    18.00         0.00
                                                                         2016   18.00    16.21         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E))..................................................... 2007   18.68    19.84    16,521.86
                                                                         2008   19.84     8.69    13,140.83
                                                                         2009    8.69    11.42     3,513.99
                                                                         2010   11.42    12.34         0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.80 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E).......... 2007   15.08   16.38   60,548.48
                                                                 2008   16.38    9.30   60,944.57
                                                                 2009    9.30   11.74   22,254.17
                                                                 2010   11.74   12.45        2.09
                                                                 2011   12.45   10.69        0.00
                                                                 2012   10.69   12.40        0.00
                                                                 2013   12.40   14.82        0.00
                                                                 2014   14.82   13.66        0.00
                                                                 2015   13.66   13.26        0.00
                                                                 2016   13.26   13.17        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E).......... 2007   20.87   19.76   72,555.51
                                                                 2008   19.76   11.93   58,330.67
                                                                 2009   11.93   13.24   16,037.89
                                                                 2010   13.24   15.79        5.37
                                                                 2011   15.79   16.37        0.00
                                                                 2012   16.37   17.67        0.00
                                                                 2013   17.67   24.02        0.00
                                                                 2014   24.02   23.54        0.00
                                                                 2015   23.54   23.22        0.00
                                                                 2016   23.22   27.04        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))............ 2007   16.09   15.38   10,364.86
                                                                 2008   15.38    9.33    8,474.42
                                                                 2009    9.33   12.55   10,497.61
                                                                 2010   12.55   15.17        2.49
                                                                 2011   15.17   14.11        0.00
                                                                 2012   14.11   14.61        0.00
                                                                 2013   14.61   15.82        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)........ 2007   18.78   19.61   11,164.26
                                                                 2008   19.61   11.46    7,183.80
                                                                 2009   11.46   15.76    2,575.02
                                                                 2010   15.76   17.97        2.59
                                                                 2011   17.97   16.17        0.00
                                                                 2012   16.17   19.28        0.00
                                                                 2013   19.28   24.10        0.00
                                                                 2014   24.10   24.20        0.00
                                                                 2015   24.20   24.72        0.00
                                                                 2016   24.72   24.36        0.00
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   12.22   12.92   85,529.56
                                                                 2008   12.92   12.75   64,861.22
                                                                 2009   12.75   14.80   38,175.44
                                                                 2010   14.80   15.74       16.90
                                                                 2011   15.74   15.98        0.00
                                                                 2012   15.98   17.15        0.00
                                                                 2013   17.15   16.53        0.00
                                                                 2014   16.53   16.94        0.00
                                                                 2015   16.94   16.66        0.00
                                                                 2016   16.66   16.80        0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   18.09   17.47   36,665.05
                                                                 2008   17.47   11.40   29,346.53
                                                                 2009   11.40   14.09   11,232.68
                                                                 2010   14.09   17.52        4.74
                                                                 2011   17.52   16.49        0.00
                                                                 2012   16.49   18.80        0.00
                                                                 2013   18.80   25.55        0.00
                                                                 2014   25.55   26.33        0.00
                                                                 2015   26.33   24.72        0.00
                                                                 2016   24.72   29.40        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.74   14.75   42,347.35
                                                                 2008   14.75    8.41   32,130.33
                                                                 2009    8.41   11.82   12,181.06
                                                                 2010   11.82   13.57        3.76
                                                                 2011   13.57   13.16        0.00
                                                                 2012   13.16   15.36        0.00
                                                                 2013   15.36   20.96        0.00
                                                                 2014   20.96   22.42        0.00
                                                                 2015   22.42   24.36        0.00
                                                                 2016   24.36   24.31        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.83    6.26   32,236.44
                                                                 2008    6.26    3.41   19,879.06
                                                                 2009    3.41    5.34   16,828.23
                                                                 2010    5.34    6.71        6.74
                                                                 2011    6.71    5.93        0.00
                                                                 2012    5.93    6.55        0.00
                                                                 2013    6.55    6.84        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.28    9.56   85,597.20

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.80 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2008    9.56    5.67    46,095.52
                                                                 2009    5.67    8.10    17,288.78
                                                                 2010    8.10   10.18         3.24
                                                                 2011   10.18    9.83         0.00
                                                                 2012    9.83   11.00         0.00
                                                                 2013   11.00   14.76         0.00
                                                                 2014   14.76   16.38         0.00
                                                                 2015   16.38   17.16         0.00
                                                                 2016   17.16   17.93         0.00
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.22   15.32    23,752.75
                                                                 2008   15.32    9.59    15,505.76
                                                                 2009    9.59   13.07     4,070.27
                                                                 2010   13.07   17.29         8.72
                                                                 2011   17.29   17.25         0.00
                                                                 2012   17.25   19.66         0.00
                                                                 2013   19.66   27.88         0.00
                                                                 2014   27.88   29.21         0.00
                                                                 2015   29.21   29.44         0.00
                                                                 2016   29.44   32.25         0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   19.89   20.30    39,084.69
                                                                 2008   20.30   16.92    18,210.54
                                                                 2009   16.92   21.93     9,578.61
                                                                 2010   21.93   24.26         1.94
                                                                 2011   24.26   25.24         0.00
                                                                 2012   25.24   27.59         0.00
                                                                 2013   27.59   27.35         0.00
                                                                 2014   27.35   28.32         0.00
                                                                 2015   28.32   27.28         0.00
                                                                 2016   27.28   29.07   111,438.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   13.65   14.31    31,131.93
                                                                 2008   14.31   11.45    23,497.54
                                                                 2009   11.45   15.39     7,824.08
                                                                 2010   15.39   17.09        10.93
                                                                 2011   17.09   17.57         0.00
                                                                 2012   17.57   19.50         0.00
                                                                 2013   19.50   20.70         0.00
                                                                 2014   20.70   21.32         0.00
                                                                 2015   21.32   20.51         0.00
                                                                 2016   20.51   21.12         0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).............................................. 2007   15.57   15.92    25,692.15
                                                                 2008   15.92   15.57    18,130.04
                                                                 2009   15.57   15.93     8,153.37
                                                                 2010   15.93   16.53         3.89
                                                                 2011   16.53   17.10         0.00
                                                                 2012   17.10   17.32         0.00
                                                                 2013   17.32   16.88         0.00
                                                                 2014   16.88   17.01         0.00
                                                                 2015   17.01   16.77         0.00
                                                                 2016   16.77   16.67         0.00





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.85 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                  NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          14.68          14.87       2,966.80
                                                                            2008          14.87          13.21       5,323.72
                                                                            2009          13.21          14.58       5,861.01
                                                                            2010          14.58          15.21      11,666.92
                                                                            2011          15.21          15.82       6,677.55
                                                                            2012          15.82          16.34       6,740.41
                                                                            2013          16.34          15.67       6,364.76
                                                                            2014          15.67          16.17       6,343.69
                                                                            2015          16.17          15.89       5,352.49
                                                                            2016          15.89          16.04       5,462.39
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          28.01          33.34      66,717.75
                                                                            2008          33.34          15.18      60,337.00
                                                                            2009          15.18          24.01      55,245.60

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.85 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2010    24.01    28.81    65,640.24
                                                                 2011    28.81    22.83    52,057.82
                                                                 2012    22.83    26.45    49,747.37
                                                                 2013    26.45    33.26    47,742.34
                                                                 2014    33.26    33.29    44,505.32
                                                                 2015    33.29    32.72    37,172.46
                                                                 2016    32.72    32.74    36,297.65
AMERICAN FUNDS GROWTH INVESTMENT DIVISION+ (CLASS 2)............ 2007   138.89   152.93    16,417.04
                                                                 2008   152.93    83.98    14,835.46
                                                                 2009    83.98   114.76    13,657.62
                                                                 2010   114.76   133.51    17,941.24
                                                                 2011   133.51   125.27    13,126.35
                                                                 2012   125.27   144.74    12,739.62
                                                                 2013   144.74   184.59    11,411.71
                                                                 2014   184.59   196.33     9,939.11
                                                                 2015   196.33   205.64     8,695.37
                                                                 2016   205.64   220.69     8,182.01
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)....................................................... 2007   100.96   103.94    16,950.80
                                                                 2008   103.94    63.31    13,873.69
                                                                 2009    63.31    81.45    12,956.38
                                                                 2010    81.45    88.96    18,114.74
                                                                 2011    88.96    85.61    14,345.28
                                                                 2012    85.61    98.57    13,169.67
                                                                 2013    98.57   128.99    11,922.99
                                                                 2014   128.99   139.89    10,948.43
                                                                 2015   139.89   139.11     8,832.96
                                                                 2016   139.11   152.07     7,998.43
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS E)....................................................... 2007    16.96    18.34    18,467.12
                                                                 2008    18.34    10.04    17,770.84
                                                                 2009    10.04    12.03    12,871.02
                                                                 2010    12.03    12.64    11,608.29
                                                                 2011    12.64     9.93     8,632.39
                                                                 2012     9.93    11.63     6,623.36
                                                                 2013    11.63    13.17     6,288.13
                                                                 2014    13.17    12.51     6,164.95
                                                                 2015    12.51    12.02     6,104.67
                                                                 2016    12.02    12.42     5,753.08
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION (CLASS E)..... 2007    12.86    13.47   131,688.50
                                                                 2008    13.47    13.98   104,043.86
                                                                 2009    13.98    14.43    90,102.38
                                                                 2010    14.43    14.99   114,344.15
                                                                 2011    14.99    15.80   105,945.66
                                                                 2012    15.80    16.08    94,732.26
                                                                 2013    16.08    15.40    95,703.56
                                                                 2014    15.40    15.97    91,117.55
                                                                 2015    15.97    15.70    79,063.97
                                                                 2016    15.70    15.75    62,957.04
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E)............. 2007    44.94    46.82    20,624.84
                                                                 2008    46.82    44.32    12,896.03
                                                                 2009    44.32    47.55    11,821.24
                                                                 2010    47.55    50.50    13,337.57
                                                                 2011    50.50    52.75     9,226.44
                                                                 2012    52.75    55.60     5,335.98
                                                                 2013    55.60    54.09     4,668.76
                                                                 2014    54.09    56.77     3,993.66
                                                                 2015    56.77    55.98     3,428.11
                                                                 2016    55.98    56.59     3,264.10
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E)......... 2007    14.18    14.37    36,217.61
                                                                 2008    14.37     9.16    25,717.55
                                                                 2009     9.16    10.00    22,067.34
                                                                 2010    10.00    10.70    26,798.81
                                                                 2011    10.70    10.73    21,352.88
                                                                 2012    10.73    12.02    25,488.59
                                                                 2013    12.02    15.57    23,336.92
                                                                 2014    15.57    16.78    22,618.36
                                                                 2015    16.78    15.47    15,093.32
                                                                 2016    15.47    17.94    16,789.41
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E))............................................. 2007    21.04    21.67     4,700.57
                                                                 2008    21.67    21.85     6,610.48
                                                                 2009    21.85    21.51    13,324.06
                                                                 2010    21.51    21.12     9,360.95
                                                                 2011    21.12    20.73     5,640.48
                                                                 2012    20.73    20.35     5,808.19

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.85 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2013   20.35   19.98    5,497.52
                                                                  2014   19.98   19.61    5,511.97
                                                                  2015   19.61   19.25    4,987.28
                                                                  2016   19.25   18.94    5,009.77
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    7.69    7.73    6,076.74
                                                                  2008    7.73    4.62    9,764.62
                                                                  2009    4.62    6.05    9,405.48
                                                                  2010    6.05    7.35   11,922.11
                                                                  2011    7.35    7.47   25,251.11
                                                                  2012    7.47    8.70   30,175.93
                                                                  2013    8.70   12.45   27,199.39
                                                                  2014   12.45   14.54   62,490.49
                                                                  2015   14.54   13.70   61,620.63
                                                                  2016   13.70   13.83   52,159.09
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.77    9.03    4,743.52
                                                                  2008    9.03    4.02    1,836.51
                                                                  2009    4.02    5.45      491.98
                                                                  2010    5.45    5.75      642.16
                                                                  2011    5.75    6.10        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   39.96   47.22    7,191.33
                                                                  2008   47.22   25.13    8,198.16
                                                                  2009   25.13   36.80    6,046.80
                                                                  2010   36.80   41.62    7,281.18
                                                                  2011   41.62   39.55    7,040.17
                                                                  2012   39.55   43.03    6,220.61
                                                                  2013   43.03   56.01    5,626.20
                                                                  2014   56.01   61.01    5,379.12
                                                                  2015   61.01   61.52    5,495.15
                                                                  2016   61.52   63.56    5,240.85
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.62   19.07   34,317.06
                                                                  2008   19.07   11.07   19,156.17
                                                                  2009   11.07   16.88   19,058.27
                                                                  2010   16.88   19.30   20,133.35
                                                                  2011   19.30   16.27   18,376.93
                                                                  2012   16.27   20.65   16,656.48
                                                                  2013   20.65   26.49   16,772.99
                                                                  2014   26.49   24.53   15,809.61
                                                                  2015   24.53   23.01   15,475.48
                                                                  2016   23.01   24.46   14,190.96
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   25.53   25.88   61,609.83
                                                                  2008   25.88   13.36   53,391.33
                                                                  2009   13.36   19.39   51,407.72
                                                                  2010   19.39   24.02   64,852.37
                                                                  2011   24.02   22.03   59,897.09
                                                                  2012   22.03   24.34        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   24.22   24.83   44,581.12
                                                                  2013   24.83   31.80   46,678.38
                                                                  2014   31.80   34.26   45,196.12
                                                                  2015   34.26   30.64   31,766.12
                                                                  2016   30.64   34.79   26,720.49
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.39   15.71    5,766.17
                                                                  2008   15.71    9.45    6,251.83
                                                                  2009    9.45   12.43    5,527.91
                                                                  2010   12.43   15.42    7,797.63
                                                                  2011   15.42   14.98    3,263.07
                                                                  2012   14.98   17.41    3,195.12
                                                                  2013   17.41   23.98    3,082.05
                                                                  2014   23.98   25.44    2,981.07
                                                                  2015   25.44   24.57    3,136.65
                                                                  2016   24.57   26.90    3,112.87
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.80    5.26   13,338.99
                                                                  2008    5.26    3.27    4,472.86
                                                                  2009    3.27    4.50    3,487.75
                                                                  2010    4.50    4.92   22,776.75
                                                                  2011    4.92    4.84   20,679.95
                                                                  2012    4.84    5.50   25,657.47
                                                                  2013    5.50    7.39   14,855.89
                                                                  2014    7.39    7.90   14,470.67
                                                                  2015    7.90    8.58   15,631.72
                                                                  2016    8.58    8.42   13,276.85
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   30.54   33.50    7,310.03
                                                                  2008   33.50   21.04    5,202.60
                                                                  2009   21.04   26.87    4,225.14

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.85 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2010   26.87    33.59    6,387.12
                                                                  2011   33.59    33.12    3,481.37
                                                                  2012   33.12    37.19    3,074.27
                                                                  2013   37.19    51.41    2,797.30
                                                                  2014   51.41    52.28    2,552.17
                                                                  2015   52.28    50.48    2,963.91
                                                                  2016   50.48    59.02    2,294.52
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.65    10.92    9,436.31
                                                                  2008   10.92     6.29    6,159.24
                                                                  2009    6.29     8.02    4,504.66
                                                                  2010    8.02    10.35    6,933.51
                                                                  2011   10.35    10.46    4,850.15
                                                                  2012   10.46    11.39    4,428.29
                                                                  2013   11.39    16.61    2,059.56
                                                                  2014   16.61    16.48    2,119.17
                                                                  2015   16.48    16.43    1,563.03
                                                                  2016   16.43    17.12    1,464.30
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   37.59    34.32   24,541.16
                                                                  2008   34.32    18.16   17,998.70
                                                                  2009   18.16    25.20   15,543.98
                                                                  2010   25.20    28.42   20,088.96
                                                                  2011   28.42    29.74   15,620.24
                                                                  2012   29.74    32.61   15,900.93
                                                                  2013   32.61    43.75   13,090.57
                                                                  2014   43.75    43.71    8,521.66
                                                                  2015   43.71    38.80    5,783.13
                                                                  2016   38.80    46.76    5,330.19
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   39.24    40.72   20,073.29
                                                                  2008   40.72    30.03   20,927.10
                                                                  2009   30.03    34.53   19,810.85
                                                                  2010   34.53    37.10   33,478.61
                                                                  2011   37.10    37.76   28,351.55
                                                                  2012   37.76    41.58   27,190.63
                                                                  2013   41.58    49.14   26,293.83
                                                                  2014   49.14    53.26   25,138.80
                                                                  2015   53.26    53.55   23,347.05
                                                                  2016   53.55    56.15   22,016.22
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007   35.99    36.89   16,599.66
                                                                  2008   36.89    21.92   13,555.01
                                                                  2009   21.92    28.37   11,593.58
                                                                  2010   28.37    31.14   16,518.54
                                                                  2011   31.14    29.29   13,995.82
                                                                  2012   29.29    32.41   23,745.76
                                                                  2013   32.41    42.48   22,704.19
                                                                  2014   42.48    46.06   21,928.28
                                                                  2015   46.06    46.24   20,885.56
                                                                  2016   46.24    48.64   20,391.19
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E))................................... 2007   69.14    72.42        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E))............................................. 2007   71.82    72.27    6,132.85
                                                                  2008   72.27    44.51    4,951.05
                                                                  2009   44.51    52.13    3,998.29
                                                                  2010   52.13    57.66    5,376.30
                                                                  2011   57.66    56.77    4,431.32
                                                                  2012   56.77    63.30    3,706.62
                                                                  2013   63.30    83.44    2,101.83
                                                                  2014   83.44    93.15    2,254.62
                                                                  2015   93.15    95.59    1,977.13
                                                                  2016   95.59   101.70    1,568.74
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)........ 2007   15.28    16.15   68,078.34
                                                                  2008   16.15    10.09   58,410.60
                                                                  2009   10.09    13.57   52,244.07
                                                                  2010   13.57    16.79   40,339.35
                                                                  2011   16.79    16.14   54,923.30
                                                                  2012   16.14    18.61   54,578.28
                                                                  2013   18.61    24.29   50,140.44
                                                                  2014   24.29    26.08   47,071.82
                                                                  2015   26.08    24.94   42,105.00
                                                                  2016   24.94    29.45   39,722.59

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.85 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   41.10   42.38   79,508.03
                                                                         2008   42.38   26.13   84,730.94
                                                                         2009   26.13   32.34   65,886.50
                                                                         2010   32.34   36.39   88,556.31
                                                                         2011   36.39   36.33   76,169.02
                                                                         2012   36.33   41.21   68,259.46
                                                                         2013   41.21   53.33   64,364.09
                                                                         2014   53.33   59.26   59,294.25
                                                                         2015   59.26   58.77   41,362.56
                                                                         2016   58.77   64.33   37,174.45
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.69   17.46   29,483.95
                                                                         2008   17.46    9.88   20,671.81
                                                                         2009    9.88   12.78   13,529.34
                                                                         2010   12.78   13.99   16,572.42
                                                                         2011   13.99   12.28   10,253.89
                                                                         2012   12.28   14.08    9,925.39
                                                                         2013   14.08   16.50    9,791.94
                                                                         2014   16.50   15.09    9,678.06
                                                                         2015   15.09   14.55    9,277.52
                                                                         2016   14.55   14.18    8,838.16
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   40.96   41.86   22,416.46
                                                                         2008   41.86   31.91   26,643.32
                                                                         2009   31.91   37.05   22,585.73
                                                                         2010   37.05   39.94   32,559.36
                                                                         2011   39.94   40.06   30,280.10
                                                                         2012   40.06   43.76   22,203.89
                                                                         2013   43.76   51.00   21,206.04
                                                                         2014   51.00   54.25   19,940.58
                                                                         2015   54.25   53.04   18,678.15
                                                                         2016   53.04   56.72   23,199.25
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   14.33   13.52   50,718.40
                                                                         2008   13.52    8.81   41,501.27
                                                                         2009    8.81   10.43   35,529.36
                                                                         2010   10.43   11.40   44,214.34
                                                                         2011   11.40   11.28   33,783.51
                                                                         2012   11.28   12.88   34,205.45
                                                                         2013   12.88   17.16   49,387.06
                                                                         2014   17.16   18.63   26,250.58
                                                                         2015   18.63   18.24   22,848.53
                                                                         2016   18.24   20.45   21,802.93
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007   29.58   30.21   11,143.64
                                                                         2008   30.21   18.08    4,642.56
                                                                         2009   18.08   21.59    4,925.07
                                                                         2010   21.59   24.25    5,729.62
                                                                         2011   24.25   22.31    5,674.28
                                                                         2012   22.31   25.31    7,661.10
                                                                         2013   25.31   27.83        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................... 2010   12.39   14.36   27,809.67
                                                                         2011   14.36   13.12   23,974.38
                                                                         2012   13.12   14.10   20,901.29
                                                                         2013   14.10   19.25   15,710.67
                                                                         2014   19.25   19.11   15,854.41
                                                                         2015   19.11   17.83   13,774.78
                                                                         2016   17.83   16.05   10,845.04
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E))..................................................... 2007   18.58   19.73   22,714.49
                                                                         2008   19.73    8.64   23,983.07
                                                                         2009    8.64   11.35   21,034.65
                                                                         2010   11.35   12.26        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E).................. 2007   15.02   16.30   81,797.44
                                                                         2008   16.30    9.25   54,682.46
                                                                         2009    9.25   11.67   44,827.68
                                                                         2010   11.67   12.38   56,675.88
                                                                         2011   12.38   10.62   49,225.45
                                                                         2012   10.62   12.32   50,036.45
                                                                         2013   12.32   14.70   49,853.71
                                                                         2014   14.70   13.55   47,005.58
                                                                         2015   13.55   13.15   43,774.29
                                                                         2016   13.15   13.05   34,002.03
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E).................. 2007   20.80   19.69   75,542.93
                                                                         2008   19.69   11.88   67,262.75
                                                                         2009   11.88   13.17   61,554.41
                                                                         2010   13.17   15.71   74,584.52
                                                                         2011   15.71   16.28   57,793.16

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.85 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2012   16.28   17.56   37,888.67
                                                                 2013   17.56   23.86   40,908.34
                                                                 2014   23.86   23.37   32,401.97
                                                                 2015   23.37   23.04   26,666.03
                                                                 2016   23.04   26.82   24,198.57
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))............ 2007   16.05   15.34   21,151.73
                                                                 2008   15.34    9.30    9,017.43
                                                                 2009    9.30   12.49    6,881.48
                                                                 2010   12.49   15.10    7,558.34
                                                                 2011   15.10   14.04    6,783.36
                                                                 2012   14.04   14.53    5,879.63
                                                                 2013   14.53   15.73        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)........ 2007   18.69   19.50   20,229.78
                                                                 2008   19.50   11.39   17,288.07
                                                                 2009   11.39   15.66   18,094.43
                                                                 2010   15.66   17.85   15,661.30
                                                                 2011   17.85   16.05   14,398.30
                                                                 2012   16.05   19.12   14,365.62
                                                                 2013   19.12   23.90   14,550.75
                                                                 2014   23.90   23.98    7,492.36
                                                                 2015   23.98   24.49    8,424.23
                                                                 2016   24.49   24.12    9,339.56
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   12.19   12.88   52,878.64
                                                                 2008   12.88   12.70   46,071.42
                                                                 2009   12.70   14.74   53,128.87
                                                                 2010   14.74   15.66   95,242.58
                                                                 2011   15.66   15.89   60,514.03
                                                                 2012   15.89   17.04   60,538.04
                                                                 2013   17.04   16.43   41,006.40
                                                                 2014   16.43   16.83   37,546.80
                                                                 2015   16.83   16.53   34,088.73
                                                                 2016   16.53   16.67   30,029.13
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   18.02   17.39   24,872.41
                                                                 2008   17.39   11.34   16,450.26
                                                                 2009   11.34   14.01   14,815.55
                                                                 2010   14.01   17.41   24,427.00
                                                                 2011   17.41   16.38   22,940.70
                                                                 2012   16.38   18.67   18,411.22
                                                                 2013   18.67   25.36   19,351.35
                                                                 2014   25.36   26.12   18,152.46
                                                                 2015   26.12   24.51   16,671.47
                                                                 2016   24.51   29.14   15,529.74
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.69   14.68   27,330.57
                                                                 2008   14.68    8.36   28,191.45
                                                                 2009    8.36   11.76   30,184.39
                                                                 2010   11.76   13.49   30,997.43
                                                                 2011   13.49   13.08   27,143.77
                                                                 2012   13.08   15.25   28,305.02
                                                                 2013   15.25   20.80   34,169.50
                                                                 2014   20.80   22.24   25,163.29
                                                                 2015   22.24   24.15   23,785.89
                                                                 2016   24.15   24.09   23,117.23
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.82    6.24   95,339.67
                                                                 2008    6.24    3.40   35,816.39
                                                                 2009    3.40    5.31   46,537.56
                                                                 2010    5.31    6.68   38,506.13
                                                                 2011    6.68    5.90   33,850.45
                                                                 2012    5.90    6.51   32,130.46
                                                                 2013    6.51    6.80        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.25    9.53   48,357.23
                                                                 2008    9.53    5.65   48,546.16
                                                                 2009    5.65    8.06   48,814.10
                                                                 2010    8.06   10.13   49,044.84
                                                                 2011   10.13    9.78   38,013.00
                                                                 2012    9.78   10.93   40,454.80
                                                                 2013   10.93   14.67   40,327.22
                                                                 2014   14.67   16.26   27,238.27
                                                                 2015   16.26   17.04   26,582.57
                                                                 2016   17.04   17.79   27,913.90
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.15   15.24   10,688.00
                                                                 2008   15.24    9.53   10,545.45
                                                                 2009    9.53   12.99    6,922.34
                                                                 2010   12.99   17.17   10,268.60
                                                                 2011   17.17   17.12    9,623.07
                                                                 2012   17.12   19.51    8,533.62

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.85 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------
                                                         2013   19.51   27.64    8,761.35
                                                         2014   27.64   28.95    7,737.62
                                                         2015   28.95   29.16    9,140.09
                                                         2016   29.16   31.93    9,272.25
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)........................... 2007   19.77   20.16   37,746.74
                                                         2008   20.16   16.80   28,074.63
                                                         2009   16.80   21.77   26,247.60
                                                         2010   21.77   24.07   30,737.97
                                                         2011   24.07   25.03   22,629.52
                                                         2012   25.03   27.34   19,080.07
                                                         2013   27.34   27.09   15,087.96
                                                         2014   27.09   28.03   13,199.47
                                                         2015   28.03   27.00   13,056.44
                                                         2016   27.00   28.75   19,395.97
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))................ 2007   13.58   14.23   20,997.86
                                                         2008   14.23   11.38   23,505.96
                                                         2009   11.38   15.29   25,749.04
                                                         2010   15.29   16.97   22,550.50
                                                         2011   16.97   17.44   16,414.39
                                                         2012   17.44   19.35   15,352.20
                                                         2013   19.35   20.52   11,580.97
                                                         2014   20.52   21.13   13,750.86
                                                         2015   21.13   20.32   12,404.37
                                                         2016   20.32   20.92        0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E)...................................... 2007   15.47   15.82   13,130.41
                                                         2008   15.82   15.46   18,408.71
                                                         2009   15.46   15.81   22,906.28
                                                         2010   15.81   16.40   20,314.37
                                                         2011   16.40   16.95   11,525.84
                                                         2012   16.95   17.16    8,372.07
                                                         2013   17.16   16.72    6,610.56
                                                         2014   16.72   16.84    6,005.10
                                                         2015   16.84   16.59    4,624.69
                                                         2016   16.59   16.48    4,420.97





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.90 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                             BEGINNING OF                  NUMBER OF
                                                                                     YEAR   END OF YEAR    ACCUMULATION
                                                                             ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION.................................................. YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........ 2007          14.61          14.79      45,731.95
                                                                      2008          14.79          13.13      13,981.78
                                                                      2009          13.13          14.49       5,972.30
                                                                      2010          14.49          15.11       2,912.11
                                                                      2011          15.11          15.71           0.00
                                                                      2012          15.71          16.21           0.00
                                                                      2013          16.21          15.54           0.00
                                                                      2014          15.54          16.03           0.00
                                                                      2015          16.03          15.75           0.00
                                                                      2016          15.75          15.88           0.00
American Funds Global Small Capitalization Investment Division+ (Class2007          27.89          33.18      69,803.28
                                                                      2008          33.18          15.10      67,083.02
                                                                      2009          15.10          23.87      57,472.60
                                                                      2010          23.87          28.63      34,470.86
                                                                      2011          28.63          22.68         973.94
                                                                      2012          22.68          26.26         841.21
                                                                      2013          26.26          33.00         829.78
                                                                      2014          33.00          33.01         826.07
                                                                      2015          33.01          32.43         626.18
                                                                      2016          32.43          32.44         185.11
American Funds Growth Investment Division+ (Class 2)................. 2007         137.31         151.12      28,363.02
                                                                      2008         151.12          82.94      26,111.18
                                                                      2009          82.94         113.28      22,757.03
                                                                      2010         113.28         131.72      11,496.04
                                                                      2011         131.72         123.53         686.28
                                                                      2012         123.53         142.67         593.96
                                                                      2013         142.67         181.85         538.53
                                                                      2014         181.85         193.32         317.99

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.90 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2015   193.32   202.39       229.22
                                                                 2016   202.39   217.09       187.75
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)....................................................... 2007    99.81   102.71    30,390.79
                                                                 2008   102.71    62.53    26,080.28
                                                                 2009    62.53    80.40    23,184.24
                                                                 2010    80.40    87.77    11,267.49
                                                                 2011    87.77    84.42       256.41
                                                                 2012    84.42    97.16       227.26
                                                                 2013    97.16   127.08        27.13
                                                                 2014   127.08   137.74        25.87
                                                                 2015   137.74   136.91         0.00
                                                                 2016   136.91   149.58         0.00
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS E)....................................................... 2007    16.82    18.19    20,793.95
                                                                 2008    18.19     9.96    22,987.03
                                                                 2009     9.96    11.91    16,401.40
                                                                 2010    11.91    12.51     9,633.92
                                                                 2011    12.51     9.82       496.43
                                                                 2012     9.82    11.51       252.33
                                                                 2013    11.51    13.02       252.33
                                                                 2014    13.02    12.37       252.33
                                                                 2015    12.37    11.87         0.00
                                                                 2016    11.87    12.26         0.00
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION (CLASS E)..... 2007    12.80    13.40   279,476.93
                                                                 2008    13.40    13.91   176,960.32
                                                                 2009    13.91    14.35   169,128.17
                                                                 2010    14.35    14.90   117,594.21
                                                                 2011    14.90    15.70     3,448.44
                                                                 2012    15.70    15.97     3,816.92
                                                                 2013    15.97    15.29     2,331.59
                                                                 2014    15.29    15.84     1,785.00
                                                                 2015    15.84    15.57     1,309.47
                                                                 2016    15.57    15.61       258.40
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E)............. 2007    44.42    46.25    20,574.99
                                                                 2008    46.25    43.76    16,794.85
                                                                 2009    43.76    46.92    15,213.98
                                                                 2010    46.92    49.81     8,566.67
                                                                 2011    49.81    52.01       109.83
                                                                 2012    52.01    54.79       109.83
                                                                 2013    54.79    53.27       109.83
                                                                 2014    53.27    55.88       109.83
                                                                 2015    55.88    55.07         0.00
                                                                 2016    55.07    55.64         0.00
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E)......... 2007    14.15    14.33    41,901.90
                                                                 2008    14.33     9.13    34,042.05
                                                                 2009     9.13     9.96    30,626.85
                                                                 2010     9.96    10.66    16,790.55
                                                                 2011    10.66    10.68         0.00
                                                                 2012    10.68    11.96         0.00
                                                                 2013    11.96    15.48         0.00
                                                                 2014    15.48    16.67         0.00
                                                                 2015    16.67    15.37         0.00
                                                                 2016    15.37    17.81         0.00
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E))............................................. 2007    20.80    21.41   133,941.33
                                                                 2008    21.41    21.57   152,559.23
                                                                 2009    21.57    21.23    88,214.97
                                                                 2010    21.23    20.83    63,914.27
                                                                 2011    20.83    20.44    34,332.98
                                                                 2012    20.44    20.06         0.00
                                                                 2013    20.06    19.68         0.00
                                                                 2014    19.68    19.31         0.00
                                                                 2015    19.31    18.94         0.00
                                                                 2016    18.94    18.62         0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)....................................................... 2007     7.67     7.70    10,782.29
                                                                 2008     7.70     4.61     9,783.69
                                                                 2009     4.61     6.02     9,491.84
                                                                 2010     6.02     7.32       792.95
                                                                 2011     7.32     7.43       401.67
                                                                 2012     7.43     8.64       384.71
                                                                 2013     8.64    12.37       349.66
                                                                 2014    12.37    14.44       769.42
                                                                 2015    14.44    13.60       782.05
                                                                 2016    13.60    13.73       784.67

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.90 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.73    8.99    2,511.02
                                                                  2008    8.99    4.00    1,990.50
                                                                  2009    4.00    5.42    2,379.85
                                                                  2010    5.42    5.71       12.22
                                                                  2011    5.71    6.06        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   39.58   46.75   16,376.38
                                                                  2008   46.75   24.87   16,834.72
                                                                  2009   24.87   36.40   15,704.76
                                                                  2010   36.40   41.15    9,430.98
                                                                  2011   41.15   39.09        0.00
                                                                  2012   39.09   42.50        0.00
                                                                  2013   42.50   55.29        0.00
                                                                  2014   55.29   60.20        0.00
                                                                  2015   60.20   60.67        0.00
                                                                  2016   60.67   62.65        0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.57   19.01   65,916.50
                                                                  2008   19.01   11.03   42,456.25
                                                                  2009   11.03   16.81   39,719.10
                                                                  2010   16.81   19.22   22,244.46
                                                                  2011   19.22   16.19      535.07
                                                                  2012   16.19   20.54      534.86
                                                                  2013   20.54   26.33      512.99
                                                                  2014   26.33   24.37      512.99
                                                                  2015   24.37   22.84      298.65
                                                                  2016   22.84   24.28        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   25.43   25.76   54,595.36
                                                                  2008   25.76   13.29   51,528.37
                                                                  2009   13.29   19.29   42,980.75
                                                                  2010   19.29   23.87   21,995.73
                                                                  2011   23.87   21.89      492.49
                                                                  2012   21.89   24.17        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   24.06   24.65      441.55
                                                                  2013   24.65   31.56      436.58
                                                                  2014   31.56   33.98      430.73
                                                                  2015   33.98   30.38        0.00
                                                                  2016   30.38   34.48        0.00
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.36   15.66    7,295.83
                                                                  2008   15.66    9.42    7,339.58
                                                                  2009    9.42   12.38    6,100.85
                                                                  2010   12.38   15.35    1,620.32
                                                                  2011   15.35   14.91        0.00
                                                                  2012   14.91   17.31        0.00
                                                                  2013   17.31   23.84        0.00
                                                                  2014   23.84   25.27        0.00
                                                                  2015   25.27   24.39        0.00
                                                                  2016   24.39   26.70        0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.79    5.24    9,107.69
                                                                  2008    5.24    3.26    9,198.20
                                                                  2009    3.26    4.48   15,348.41
                                                                  2010    4.48    4.89    6,469.56
                                                                  2011    4.89    4.82      159.08
                                                                  2012    4.82    5.46    1,225.78
                                                                  2013    5.46    7.34    1,225.78
                                                                  2014    7.34    7.84    1,225.78
                                                                  2015    7.84    8.51        0.00
                                                                  2016    8.51    8.35        0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   30.35   33.27   11,368.47
                                                                  2008   33.27   20.89   10,327.72
                                                                  2009   20.89   26.66    9,461.54
                                                                  2010   26.66   33.31    3,981.16
                                                                  2011   33.31   32.83      183.85
                                                                  2012   32.83   36.84      183.74
                                                                  2013   36.84   50.91      172.76
                                                                  2014   50.91   51.75      172.76
                                                                  2015   51.75   49.94      471.97
                                                                  2016   49.94   58.35      313.60
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.62   10.89   14,540.16
                                                                  2008   10.89    6.26   16,140.35
                                                                  2009    6.26    7.99   14,343.49
                                                                  2010    7.99   10.30    1,912.92
                                                                  2011   10.30   10.40        0.00
                                                                  2012   10.40   11.32        0.00
                                                                  2013   11.32   16.51        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.90 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2014   16.51    16.37         0.00
                                                                         2015   16.37    16.31         0.00
                                                                         2016   16.31    16.98         0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E)................. 2007   37.34    34.07    38,147.80
                                                                         2008   34.07    18.02    32,394.51
                                                                         2009   18.02    24.99    25,157.15
                                                                         2010   24.99    28.17    15,138.41
                                                                         2011   28.17    29.47     1,583.38
                                                                         2012   29.47    32.29     1,602.82
                                                                         2013   32.29    43.30     1,430.20
                                                                         2014   43.30    43.23     1,543.71
                                                                         2015   43.23    38.36     1,592.99
                                                                         2016   38.36    46.21     1,277.93
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))................... 2007   38.84    40.28    31,799.50
                                                                         2008   40.28    29.69    22,471.82
                                                                         2009   29.69    34.13    20,056.33
                                                                         2010   34.13    36.65     6,046.96
                                                                         2011   36.65    37.28        21.40
                                                                         2012   37.28    41.03         0.00
                                                                         2013   41.03    48.47         0.00
                                                                         2014   48.47    52.51         0.00
                                                                         2015   52.51    52.76         0.00
                                                                         2016   52.76    55.30         0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)).......................................... 2007   35.77    36.65    29,560.06
                                                                         2008   36.65    21.77    26,060.80
                                                                         2009   21.77    28.16    22,652.94
                                                                         2010   28.16    30.89    11,046.42
                                                                         2011   30.89    29.04     2,307.90
                                                                         2012   29.04    32.11     1,495.77
                                                                         2013   32.11    42.08     1,490.88
                                                                         2014   42.08    45.60       914.08
                                                                         2015   45.60    45.75       508.63
                                                                         2016   45.75    48.10       229.85
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E)).......................................... 2007   68.33    71.56         0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E)).................................................... 2007   70.96    71.39    10,183.43
                                                                         2008   71.39    43.95     8,829.46
                                                                         2009   43.95    51.44     8,748.00
                                                                         2010   51.44    56.87     5,847.51
                                                                         2011   56.87    55.96       126.41
                                                                         2012   55.96    62.37        80.77
                                                                         2013   62.37    82.18        77.70
                                                                         2014   82.18    91.69        74.09
                                                                         2015   91.69    94.04         0.00
                                                                         2016   94.04   100.01         0.00
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007   15.23    16.09    65,302.45
                                                                         2008   16.09    10.05    63,984.53
                                                                         2009   10.05    13.50    57,871.56
                                                                         2010   13.50    16.71    28,449.22
                                                                         2011   16.71    16.05       949.76
                                                                         2012   16.05    18.49       929.53
                                                                         2013   18.49    24.12       778.28
                                                                         2014   24.12    25.89       766.70
                                                                         2015   25.89    24.75       715.31
                                                                         2016   24.75    29.21       627.43
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   40.76    42.01   159,758.97
                                                                         2008   42.01    25.89   152,533.23
                                                                         2009   25.89    32.02   138,128.74
                                                                         2010   32.02    36.01    82,207.30
                                                                         2011   36.01    35.94     2,038.16
                                                                         2012   35.94    40.74     2,089.39
                                                                         2013   40.74    52.70     1,340.96
                                                                         2014   52.70    58.54     1,097.01
                                                                         2015   58.54    58.02       922.53
                                                                         2016   58.02    63.48       672.16
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.64    17.40    56,117.46
                                                                         2008   17.40     9.84    41,656.75
                                                                         2009    9.84    12.72    32,306.21
                                                                         2010   12.72    13.92    19,941.60
                                                                         2011   13.92    12.21         0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.90 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                      2012   12.21   14.00         0.00
                                                                      2013   14.00   16.39         0.00
                                                                      2014   16.39   14.99         0.00
                                                                      2015   14.99   14.44         0.00
                                                                      2016   14.44   14.06         0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E).............. 2007   40.56   41.43    55,843.58
                                                                      2008   41.43   31.56    47,932.74
                                                                      2009   31.56   36.64    45,504.43
                                                                      2010   36.64   39.47    17,454.29
                                                                      2011   39.47   39.56    12,485.29
                                                                      2012   39.56   43.21     7,634.49
                                                                      2013   43.21   50.32     7,742.99
                                                                      2014   50.32   53.50     2,998.77
                                                                      2015   53.50   52.29     2,416.40
                                                                      2016   52.29   55.88       859.44
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)..................... 2007   14.28   13.45    74,177.43
                                                                      2008   13.45    8.76    67,499.00
                                                                      2009    8.76   10.38    59,539.31
                                                                      2010   10.38   11.33    31,516.80
                                                                      2011   11.33   11.20       503.93
                                                                      2012   11.20   12.79       419.91
                                                                      2013   12.79   17.03       180.52
                                                                      2014   17.03   18.48       172.13
                                                                      2015   18.48   18.09     2,267.71
                                                                      2016   18.09   20.27     1,698.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E))............................... 2007   29.38   29.99    10,652.42
                                                                      2008   29.99   17.94     8,003.84
                                                                      2009   17.94   21.41     7,694.81
                                                                      2010   21.41   24.04     4,488.50
                                                                      2011   24.04   22.10         0.00
                                                                      2012   22.10   25.06         0.00
                                                                      2013   25.06   27.56         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................ 2010   12.31   14.26    10,308.75
                                                                      2011   14.26   13.03     2,731.99
                                                                      2012   13.03   13.99     2,798.03
                                                                      2013   13.99   19.09     2,429.56
                                                                      2014   19.09   18.94     2,589.47
                                                                      2015   18.94   17.67     2,090.89
                                                                      2016   17.67   15.89     2,293.42
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E)).................................................. 2007   18.49   19.63    22,599.70
                                                                      2008   19.63    8.59    24,930.34
                                                                      2009    8.59   11.27    19,977.47
                                                                      2010   11.27   12.18         0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)............... 2007   14.96   16.23   103,672.89
                                                                      2008   16.23    9.21   111,642.29
                                                                      2009    9.21   11.61    92,150.07
                                                                      2010   11.61   12.30    49,602.74
                                                                      2011   12.30   10.55     3,881.01
                                                                      2012   10.55   12.23     3,904.25
                                                                      2013   12.23   14.59     3,563.36
                                                                      2014   14.59   13.44     3,919.75
                                                                      2015   13.44   13.04     3,651.04
                                                                      2016   13.04   12.93     3,897.13
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)............... 2007   20.74   19.62   127,084.88
                                                                      2008   19.62   11.83   104,037.56
                                                                      2009   11.83   13.11    98,345.69
                                                                      2010   13.11   15.63    58,570.31
                                                                      2011   15.63   16.19       355.51
                                                                      2012   16.19   17.45       146.78
                                                                      2013   17.45   23.70       141.21
                                                                      2014   23.70   23.21       134.64
                                                                      2015   23.21   22.87         0.00
                                                                      2016   22.87   26.60         0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))................. 2007   16.01   15.29    17,686.83
                                                                      2008   15.29    9.26    15,006.86
                                                                      2009    9.26   12.44    11,927.44
                                                                      2010   12.44   15.03     6,370.01
                                                                      2011   15.03   13.97         0.00
                                                                      2012   13.97   14.45         0.00
                                                                      2013   14.45   15.64         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)............. 2007   18.60   19.40    13,438.30
                                                                      2008   19.40   11.32    11,966.09

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.90 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2009   11.32   15.56    10,478.17
                                                                 2010   15.56   17.73     4,922.31
                                                                 2011   17.73   15.93       546.02
                                                                 2012   15.93   18.97       527.11
                                                                 2013   18.97   23.70       715.81
                                                                 2014   23.70   23.77       715.81
                                                                 2015   23.77   24.26     1,603.57
                                                                 2016   24.26   23.88       354.12
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   12.15   12.83   148,495.59
                                                                 2008   12.83   12.65   134,376.28
                                                                 2009   12.65   14.67   122,195.87
                                                                 2010   14.67   15.58    80,206.66
                                                                 2011   15.58   15.80     5,941.04
                                                                 2012   15.80   16.94     7,167.16
                                                                 2013   16.94   16.32     7,289.34
                                                                 2014   16.32   16.71     8,671.20
                                                                 2015   16.71   16.41     8,630.48
                                                                 2016   16.41   16.54     8,546.72
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   17.94   17.31    43,566.62
                                                                 2008   17.31   11.28    41,467.67
                                                                 2009   11.28   13.93    36,927.94
                                                                 2010   13.93   17.31    20,823.42
                                                                 2011   17.31   16.28     2,337.56
                                                                 2012   16.28   18.54     2,328.95
                                                                 2013   18.54   25.17     1,901.08
                                                                 2014   25.17   25.91     2,110.02
                                                                 2015   25.91   24.30     2,083.01
                                                                 2016   24.30   28.88     2,318.41
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.63   14.61    29,530.51
                                                                 2008   14.61    8.32    27,893.36
                                                                 2009    8.32   11.69    16,974.15
                                                                 2010   11.69   13.41    11,226.85
                                                                 2011   13.41   12.99     2,272.38
                                                                 2012   12.99   15.15     1,896.03
                                                                 2013   15.15   20.64     2,083.60
                                                                 2014   20.64   22.06     2,041.84
                                                                 2015   22.06   23.95     1,034.55
                                                                 2016   23.95   23.87     1,393.29
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.81    6.22    63,124.39
                                                                 2008    6.22    3.38    52,775.10
                                                                 2009    3.38    5.29    57,345.33
                                                                 2010    5.29    6.64    40,278.36
                                                                 2011    6.64    5.87     1,017.68
                                                                 2012    5.87    6.47       551.91
                                                                 2013    6.47    6.76         0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.23    9.49    70,258.72
                                                                 2008    9.49    5.62    55,757.62
                                                                 2009    5.62    8.03    52,586.61
                                                                 2010    8.03   10.08    28,104.88
                                                                 2011   10.08    9.73     1,627.56
                                                                 2012    9.73   10.87     1,343.66
                                                                 2013   10.87   14.58       561.77
                                                                 2014   14.58   16.15       561.77
                                                                 2015   16.15   16.91         0.00
                                                                 2016   16.91   17.65         0.00
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.08   15.15    13,575.06
                                                                 2008   15.15    9.48    11,701.88
                                                                 2009    9.48   12.91    12,632.88
                                                                 2010   12.91   17.06     3,703.46
                                                                 2011   17.06   17.00     1,005.39
                                                                 2012   17.00   19.35       953.20
                                                                 2013   19.35   27.41       767.84
                                                                 2014   27.41   28.69       767.71
                                                                 2015   28.69   28.89       997.10
                                                                 2016   28.89   31.62       723.49
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   19.65   20.03    55,755.70
                                                                 2008   20.03   16.68    49,032.00
                                                                 2009   16.68   21.60    36,657.57
                                                                 2010   21.60   23.87    17,920.06
                                                                 2011   23.87   24.81     1,262.03
                                                                 2012   24.81   27.10     1,201.09
                                                                 2013   27.10   26.83     1,187.70
                                                                 2014   26.83   27.75     1,718.44
                                                                 2015   27.75   26.71     1,741.32
                                                                 2016   26.71   28.43     5,431.87

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.90 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))................ 2007   13.51   14.15   63,217.97
                                                         2008   14.15   11.31   45,725.58
                                                         2009   11.31   15.19   38,501.95
                                                         2010   15.19   16.85   21,947.48
                                                         2011   16.85   17.31    1,795.83
                                                         2012   17.31   19.19    1,624.17
                                                         2013   19.19   20.35    1,755.83
                                                         2014   20.35   20.95    4,978.81
                                                         2015   20.95   20.13    5,006.43
                                                         2016   20.13   20.72        0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E)...................................... 2007   15.38   15.71   27,578.09
                                                         2008   15.71   15.35   19,402.36
                                                         2009   15.35   15.69   15,632.99
                                                         2010   15.69   16.27    8,450.73
                                                         2011   16.27   16.81      935.83
                                                         2012   16.81   17.01      883.36
                                                         2013   17.01   16.56        0.00
                                                         2014   16.56   16.67        0.00
                                                         2015   16.67   16.42        0.00
                                                         2016   16.42   16.30        0.00





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.95 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                  NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          14.54          14.71       8,556.70
                                                                            2008          14.71          13.06       5,627.05
                                                                            2009          13.06          14.40       5,174.78
                                                                            2010          14.40          15.01          68.28
                                                                            2011          15.01          15.59           0.00
                                                                            2012          15.59          16.09           0.00
                                                                            2013          16.09          15.41           0.00
                                                                            2014          15.41          15.89           0.00
                                                                            2015          15.89          15.60           0.00
                                                                            2016          15.60          15.73           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          27.77          33.02      31,194.78
                                                                            2008          33.02          15.02      25,007.49
                                                                            2009          15.02          23.73      13,830.25
                                                                            2010          23.73          28.45       2,822.83
                                                                            2011          28.45          22.52           0.00
                                                                            2012          22.52          26.06           0.00
                                                                            2013          26.06          32.74           0.00
                                                                            2014          32.74          32.74           0.00
                                                                            2015          32.74          32.14           0.00
                                                                            2016          32.14          32.14           0.00
American Funds Growth Investment Division+ (Class 2)....................... 2007         135.74         149.32      14,638.88
                                                                            2008         149.32          81.91      11,738.22
                                                                            2009          81.91         111.83       8,661.00
                                                                            2010         111.83         129.96       2,879.17
                                                                            2011         129.96         121.82           0.00
                                                                            2012         121.82         140.62           0.00
                                                                            2013         140.62         179.15           0.00
                                                                            2014         179.15         190.35           0.00
                                                                            2015         190.35         199.18           0.00
                                                                            2016         199.18         213.55           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2007          98.68         101.49      17,968.87
                                                                            2008         101.49          61.76      14,155.02
                                                                            2009          61.76          79.37       8,549.43
                                                                            2010          79.37          86.60       1,125.13
                                                                            2011          86.60          83.25           0.00
                                                                            2012          83.25          95.76           0.00
                                                                            2013          95.76         125.19           0.00
                                                                            2014         125.19         135.63           0.00
                                                                            2015         135.63         134.74           0.00
                                                                            2016         134.74         147.14           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2007          16.69          18.04       7,011.85
                                                                            2008          18.04           9.87       9,173.26
                                                                            2009           9.87          11.80       5,226.06

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.95 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2010   11.80   12.39      173.68
                                                                 2011   12.39    9.72        0.00
                                                                 2012    9.72   11.38        0.00
                                                                 2013   11.38   12.87        0.00
                                                                 2014   12.87   12.22        0.00
                                                                 2015   12.22   11.73        0.00
                                                                 2016   11.73   12.10        0.00
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION (CLASS E)..... 2007   12.75   13.34   88,052.22
                                                                 2008   13.34   13.84   48,570.56
                                                                 2009   13.84   14.27   22,191.47
                                                                 2010   14.27   14.81    2,074.06
                                                                 2011   14.81   15.59        0.00
                                                                 2012   15.59   15.85        0.00
                                                                 2013   15.85   15.17        0.00
                                                                 2014   15.17   15.71        0.00
                                                                 2015   15.71   15.44        0.00
                                                                 2016   15.44   15.47        0.00
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E)............. 2007   43.90   45.68    5,580.37
                                                                 2008   45.68   43.20    4,708.42
                                                                 2009   43.20   46.31    2,366.61
                                                                 2010   46.31   49.13      879.54
                                                                 2011   49.13   51.27        0.00
                                                                 2012   51.27   53.99        0.00
                                                                 2013   53.99   52.46        0.00
                                                                 2014   52.46   55.01        0.00
                                                                 2015   55.01   54.18        0.00
                                                                 2016   54.18   54.72        0.00
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E)......... 2007   14.11   14.29   14,454.65
                                                                 2008   14.29    9.10    9,196.33
                                                                 2009    9.10    9.93    2,470.80
                                                                 2010    9.93   10.61      297.32
                                                                 2011   10.61   10.63        0.00
                                                                 2012   10.63   11.89        0.00
                                                                 2013   11.89   15.39        0.00
                                                                 2014   15.39   16.57        0.00
                                                                 2015   16.57   15.26        0.00
                                                                 2016   15.26   17.68        0.00
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E))............................................. 2007   20.56   21.15        0.00
                                                                 2008   21.15   21.30        0.00
                                                                 2009   21.30   20.95        0.00
                                                                 2010   20.95   20.55        0.00
                                                                 2011   20.55   20.15        0.00
                                                                 2012   20.15   19.76        0.00
                                                                 2013   19.76   19.38        0.00
                                                                 2014   19.38   19.01        0.00
                                                                 2015   19.01   18.64        0.00
                                                                 2016   18.64   18.32        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)....................................................... 2007    7.65    7.68    3,616.83
                                                                 2008    7.68    4.59    6,325.78
                                                                 2009    4.59    6.00      707.91
                                                                 2010    6.00    7.28        2.93
                                                                 2011    7.28    7.39        0.00
                                                                 2012    7.39    8.59        0.00
                                                                 2013    8.59   12.29        0.00
                                                                 2014   12.29   14.34        0.00
                                                                 2015   14.34   13.50        0.00
                                                                 2016   13.50   13.62        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))..................... 2007    9.69    8.95   10,801.52
                                                                 2008    8.95    3.98   11,884.53
                                                                 2009    3.98    5.39    3,516.65
                                                                 2010    5.39    5.68    1,719.43
                                                                 2011    5.68    6.03        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   39.22   46.30    2,597.66
                                                                 2008   46.30   24.61    2,775.23
                                                                 2009   24.61   36.01    2,360.87
                                                                 2010   36.01   40.68    1,373.11
                                                                 2011   40.68   38.63        0.00
                                                                 2012   38.63   41.98        0.00
                                                                 2013   41.98   54.59        0.00
                                                                 2014   54.59   59.40        0.00
                                                                 2015   59.40   59.84        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.95 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2016   59.84   61.76        0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.52   18.95   35,647.09
                                                                  2008   18.95   10.99   26,316.57
                                                                  2009   10.99   16.74   14,846.48
                                                                  2010   16.74   19.13    9,859.20
                                                                  2011   19.13   16.11        0.00
                                                                  2012   16.11   20.42        0.00
                                                                  2013   20.42   26.17        0.00
                                                                  2014   26.17   24.21        0.00
                                                                  2015   24.21   22.68        0.00
                                                                  2016   22.68   24.09        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   25.33   25.65   25,772.22
                                                                  2008   25.65   13.23   22,709.76
                                                                  2009   13.23   19.18    9,616.99
                                                                  2010   19.18   23.73      836.28
                                                                  2011   23.73   21.74        0.00
                                                                  2012   21.74   24.01        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   23.89   24.48        0.00
                                                                  2013   24.48   31.32        0.00
                                                                  2014   31.32   33.71        0.00
                                                                  2015   33.71   30.12        0.00
                                                                  2016   30.12   34.16        0.00
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.32   15.62    1,739.88
                                                                  2008   15.62    9.38    1,723.95
                                                                  2009    9.38   12.33    1,122.72
                                                                  2010   12.33   15.27      420.05
                                                                  2011   15.27   14.83        0.00
                                                                  2012   14.83   17.21        0.00
                                                                  2013   17.21   23.69        0.00
                                                                  2014   23.69   25.10        0.00
                                                                  2015   25.10   24.22        0.00
                                                                  2016   24.22   26.50        0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.77    5.22   12,373.90
                                                                  2008    5.22    3.24    7,912.62
                                                                  2009    3.24    4.45    5,650.49
                                                                  2010    4.45    4.87       10.72
                                                                  2011    4.87    4.79        0.00
                                                                  2012    4.79    5.43        0.00
                                                                  2013    5.43    7.29        0.00
                                                                  2014    7.29    7.78        0.00
                                                                  2015    7.78    8.45        0.00
                                                                  2016    8.45    8.28        0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   30.16   33.04    4,929.11
                                                                  2008   33.04   20.74    4,792.79
                                                                  2009   20.74   26.45    1,918.18
                                                                  2010   26.45   33.03      274.39
                                                                  2011   33.03   32.54        0.00
                                                                  2012   32.54   36.50        0.00
                                                                  2013   36.50   50.41        0.00
                                                                  2014   50.41   51.21        0.00
                                                                  2015   51.21   49.40        0.00
                                                                  2016   49.40   57.70        0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.59   10.85    8,006.67
                                                                  2008   10.85    6.24    7,574.97
                                                                  2009    6.24    7.95    4,552.23
                                                                  2010    7.95   10.25    1,247.27
                                                                  2011   10.25   10.35        0.00
                                                                  2012   10.35   11.26        0.00
                                                                  2013   11.26   16.40        0.00
                                                                  2014   16.40   16.25        0.00
                                                                  2015   16.25   16.19        0.00
                                                                  2016   16.19   16.85        0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   37.08   33.82   25,127.80
                                                                  2008   33.82   17.88   16,813.78
                                                                  2009   17.88   24.79    9,374.44
                                                                  2010   24.79   27.92    3,221.93
                                                                  2011   27.92   29.19        0.00
                                                                  2012   29.19   31.97        0.00
                                                                  2013   31.97   42.85        0.00
                                                                  2014   42.85   42.77        0.00
                                                                  2015   42.77   37.93        0.00
                                                                  2016   37.93   45.67        0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   38.45   39.85   11,083.92
                                                                  2008   39.85   29.36    8,631.96
                                                                  2009   29.36   33.73    7,414.88

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.95 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2010   33.73   36.20      771.34
                                                                         2011   36.20   36.81        0.00
                                                                         2012   36.81   40.49        0.00
                                                                         2013   40.49   47.81        0.00
                                                                         2014   47.81   51.77        0.00
                                                                         2015   51.77   51.99        0.00
                                                                         2016   51.99   54.47        0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)).......................................... 2007   35.55   36.41   13,567.88
                                                                         2008   36.41   21.61   12,072.64
                                                                         2009   21.61   27.94    8,235.47
                                                                         2010   27.94   30.64    4,555.78
                                                                         2011   30.64   28.79        0.00
                                                                         2012   28.79   31.82        0.00
                                                                         2013   31.82   41.67        0.00
                                                                         2014   41.67   45.14        0.00
                                                                         2015   45.14   45.27        0.00
                                                                         2016   45.27   47.57        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E)).......................................... 2007   67.53   70.71        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E)).................................................... 2007   70.12   70.52    2,721.75
                                                                         2008   70.52   43.39    2,344.73
                                                                         2009   43.39   50.77    1,132.31
                                                                         2010   50.77   56.09      125.76
                                                                         2011   56.09   55.17        0.00
                                                                         2012   55.17   61.46        0.00
                                                                         2013   61.46   80.93        0.00
                                                                         2014   80.93   90.26        0.00
                                                                         2015   90.26   92.53        0.00
                                                                         2016   92.53   98.35        0.00
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007   15.18   16.03   15,218.70
                                                                         2008   16.03   10.01    9,132.32
                                                                         2009   10.01   13.44    6,567.46
                                                                         2010   13.44   16.62    1,748.13
                                                                         2011   16.62   15.95        0.00
                                                                         2012   15.95   18.38        0.00
                                                                         2013   18.38   23.96        0.00
                                                                         2014   23.96   25.71        0.00
                                                                         2015   25.71   24.56        0.00
                                                                         2016   24.56   28.97        0.00
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   40.42   41.64   43,991.39
                                                                         2008   41.64   25.65   34,755.34
                                                                         2009   25.65   31.71   17,808.20
                                                                         2010   31.71   35.64    1,985.80
                                                                         2011   35.64   35.55        0.00
                                                                         2012   35.55   40.28        0.00
                                                                         2013   40.28   52.08        0.00
                                                                         2014   52.08   57.82        0.00
                                                                         2015   57.82   57.28        0.00
                                                                         2016   57.28   62.64        0.00
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.59   17.34    6,843.35
                                                                         2008   17.34    9.80    7,076.96
                                                                         2009    9.80   12.67    4,685.27
                                                                         2010   12.67   13.86    1,027.46
                                                                         2011   13.86   12.15        0.00
                                                                         2012   12.15   13.91        0.00
                                                                         2013   13.91   16.29        0.00
                                                                         2014   16.29   14.88        0.00
                                                                         2015   14.88   14.34        0.00
                                                                         2016   14.34   13.95        0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   40.16   41.00    5,429.37
                                                                         2008   41.00   31.22    1,821.85
                                                                         2009   31.22   36.22    1,381.73
                                                                         2010   36.22   39.01    1,233.88
                                                                         2011   39.01   39.08      711.40
                                                                         2012   39.08   42.65      176.35
                                                                         2013   42.65   49.65       23.46
                                                                         2014   49.65   52.77        0.00
                                                                         2015   52.77   51.54        0.00
                                                                         2016   51.54   55.06        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   14.22   13.39   37,010.57
                                                                         2008   13.39    8.72   29,963.97

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.95 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                      2009    8.72   10.32   10,959.90
                                                                      2010   10.32   11.26      166.86
                                                                      2011   11.26   11.13        0.00
                                                                      2012   11.13   12.70        0.00
                                                                      2013   12.70   16.90        0.00
                                                                      2014   16.90   18.33        0.00
                                                                      2015   18.33   17.93        0.00
                                                                      2016   17.93   20.08        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E))............................... 2007   29.18   29.77    6,876.53
                                                                      2008   29.77   17.80    3,902.67
                                                                      2009   17.80   21.23    1,207.25
                                                                      2010   21.23   23.82      307.26
                                                                      2011   23.82   21.89        0.00
                                                                      2012   21.89   24.82        0.00
                                                                      2013   24.82   27.28        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................ 2010   12.23   14.16      115.01
                                                                      2011   14.16   12.93        0.00
                                                                      2012   12.93   13.88        0.00
                                                                      2013   13.88   18.93        0.00
                                                                      2014   18.93   18.78        0.00
                                                                      2015   18.78   17.50        0.00
                                                                      2016   17.50   15.73        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E)).................................................. 2007   18.40   19.52   12,182.56
                                                                      2008   19.52    8.54    9,391.87
                                                                      2009    8.54   11.20    5,868.11
                                                                      2010   11.20   12.10        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)............... 2007   14.90   16.15   22,381.51
                                                                      2008   16.15    9.16   17,411.04
                                                                      2009    9.16   11.54   11,423.59
                                                                      2010   11.54   12.23    4,586.06
                                                                      2011   12.23   10.48        0.00
                                                                      2012   10.48   12.14        0.00
                                                                      2013   12.14   14.48        0.00
                                                                      2014   14.48   13.34        0.00
                                                                      2015   13.34   12.92        0.00
                                                                      2016   12.92   12.81        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)............... 2007   20.67   19.54   52,123.68
                                                                      2008   19.54   11.78   39,734.67
                                                                      2009   11.78   13.05   21,375.99
                                                                      2010   13.05   15.54    7,888.53
                                                                      2011   15.54   16.09        0.00
                                                                      2012   16.09   17.34        0.00
                                                                      2013   17.34   23.54        0.00
                                                                      2014   23.54   23.04        0.00
                                                                      2015   23.04   22.69        0.00
                                                                      2016   22.69   26.38        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))................. 2007   15.96   15.24   14,329.56
                                                                      2008   15.24    9.23    7,832.76
                                                                      2009    9.23   12.39    2,931.96
                                                                      2010   12.39   14.96        4.60
                                                                      2011   14.96   13.90        0.00
                                                                      2012   13.90   14.37        0.00
                                                                      2013   14.37   15.55        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)............. 2007   18.51   19.29   20,220.85
                                                                      2008   19.29   11.26   12,204.99
                                                                      2009   11.26   15.46    6,783.58
                                                                      2010   15.46   17.61    4,242.82
                                                                      2011   17.61   15.82        0.00
                                                                      2012   15.82   18.82        0.00
                                                                      2013   18.82   23.50        0.00
                                                                      2014   23.50   23.56        0.00
                                                                      2015   23.56   24.03        0.00
                                                                      2016   24.03   23.65        0.00
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)..................... 2007   12.12   12.79   59,620.79
                                                                      2008   12.79   12.60   59,267.08
                                                                      2009   12.60   14.61   39,918.67
                                                                      2010   14.61   15.50   11,524.44
                                                                      2011   15.50   15.72        0.00
                                                                      2012   15.72   16.84        0.00
                                                                      2013   16.84   16.22        0.00
                                                                      2014   16.22   16.59        0.00
                                                                      2015   16.59   16.29        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.95 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2016   16.29   16.41        0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   17.87   17.23   12,195.22
                                                                 2008   17.23   11.22   19,433.09
                                                                 2009   11.22   13.85    4,756.87
                                                                 2010   13.85   17.20    2,148.34
                                                                 2011   17.20   16.17        0.00
                                                                 2012   16.17   18.41        0.00
                                                                 2013   18.41   24.98        0.00
                                                                 2014   24.98   25.70        0.00
                                                                 2015   25.70   24.10        0.00
                                                                 2016   24.10   28.61        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.58   14.55   18,313.28
                                                                 2008   14.55    8.28   11,748.20
                                                                 2009    8.28   11.63    6,277.86
                                                                 2010   11.63   13.33    1,172.84
                                                                 2011   13.33   12.91        0.00
                                                                 2012   12.91   15.04        0.00
                                                                 2013   15.04   20.48        0.00
                                                                 2014   20.48   21.88        0.00
                                                                 2015   21.88   23.74        0.00
                                                                 2016   23.74   23.66        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.79    6.19   41,569.23
                                                                 2008    6.19    3.37   50,226.41
                                                                 2009    3.37    5.27   11,656.13
                                                                 2010    5.27    6.61    2,362.24
                                                                 2011    6.61    5.83        0.00
                                                                 2012    5.83    6.43        0.00
                                                                 2013    6.43    6.72        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.20    9.46   38,053.18
                                                                 2008    9.46    5.60   40,528.39
                                                                 2009    5.60    7.99   13,840.67
                                                                 2010    7.99   10.03    1,837.59
                                                                 2011   10.03    9.68        0.00
                                                                 2012    9.68   10.80        0.00
                                                                 2013   10.80   14.48        0.00
                                                                 2014   14.48   16.04        0.00
                                                                 2015   16.04   16.78        0.00
                                                                 2016   16.78   17.51        0.00
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   14.01   15.07    6,016.29
                                                                 2008   15.07    9.42    5,523.44
                                                                 2009    9.42   12.82    3,941.01
                                                                 2010   12.82   16.94      279.71
                                                                 2011   16.94   16.87        0.00
                                                                 2012   16.87   19.20        0.00
                                                                 2013   19.20   27.18        0.00
                                                                 2014   27.18   28.44        0.00
                                                                 2015   28.44   28.62        0.00
                                                                 2016   28.62   31.30        0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   19.53   19.90   25,852.64
                                                                 2008   19.90   16.56   14,902.48
                                                                 2009   16.56   21.44    9,701.51
                                                                 2010   21.44   23.68    1,882.30
                                                                 2011   23.68   24.60        0.00
                                                                 2012   24.60   26.85        0.00
                                                                 2013   26.85   26.58        0.00
                                                                 2014   26.58   27.47        0.00
                                                                 2015   27.47   26.43        0.00
                                                                 2016   26.43   28.12      277.69
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   13.45   14.08   32,121.86
                                                                 2008   14.08   11.25   21,582.99
                                                                 2009   11.25   15.10   16,620.95
                                                                 2010   15.10   16.73    3,269.41
                                                                 2011   16.73   17.18        0.00
                                                                 2012   17.18   19.04        0.00
                                                                 2013   19.04   20.18        0.00
                                                                 2014   20.18   20.76        0.00
                                                                 2015   20.76   19.94        0.00
                                                                 2016   19.94   20.52        0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).............................................. 2007   15.29   15.61   26,641.38
                                                                 2008   15.61   15.24   19,997.20
                                                                 2009   15.24   15.57    5,948.11
                                                                 2010   15.57   16.14       63.71

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
1.95 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------
                                                      2011   16.14   16.66   0.00
                                                      2012   16.66   16.85   0.00
                                                      2013   16.85   16.40   0.00
                                                      2014   16.40   16.50   0.00
                                                      2015   16.50   16.25   0.00
                                                      2016   16.25   16.12   0.00





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.00 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                  NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          14.47          14.63         927.95
                                                                            2008          14.63          12.98           0.00
                                                                            2009          12.98          14.30           0.00
                                                                            2010          14.30          14.90           2.15
                                                                            2011          14.90          15.48           0.00
                                                                            2012          15.48          15.96           0.00
                                                                            2013          15.96          15.28           0.00
                                                                            2014          15.28          15.75           0.00
                                                                            2015          15.75          15.46           0.00
                                                                            2016          15.46          15.57           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          27.65          32.86       4,490.02
                                                                            2008          32.86          14.94       3,722.91
                                                                            2009          14.94          23.59       3,401.46
                                                                            2010          23.59          28.27       2,989.97
                                                                            2011          28.27          22.37       3,095.31
                                                                            2012          22.37          25.87       3,031.25
                                                                            2013          25.87          32.48       1,972.53
                                                                            2014          32.48          32.47       3,207.16
                                                                            2015          32.47          31.86       2,918.38
                                                                            2016          31.86          31.84       2,290.12
American Funds Growth Investment Division+ (Class 2)....................... 2007         134.20         147.55         915.88
                                                                            2008         147.55          80.90         903.53
                                                                            2009          80.90         110.39         530.85
                                                                            2010         110.39         128.22         502.06
                                                                            2011         128.22         120.13         478.89
                                                                            2012         120.13         138.60         450.48
                                                                            2013         138.60         176.49         486.93
                                                                            2014         176.49         187.43         540.26
                                                                            2015         187.43         196.03         426.90
                                                                            2016         196.03         210.06         429.33
American Funds Growth-Income Investment Division+ (Class 2)................ 2007          97.55         100.28       1,805.14
                                                                            2008         100.28          60.99       1,943.98
                                                                            2009          60.99          78.35       1,779.02
                                                                            2010          78.35          85.44       1,843.67
                                                                            2011          85.44          82.10       1,867.05
                                                                            2012          82.10          94.39       1,514.50
                                                                            2013          94.39         123.33         640.90
                                                                            2014         123.33         133.55         402.21
                                                                            2015         133.55         132.61         300.48
                                                                            2016         132.61         144.74         310.43
Baillie Gifford International Stock Investment Division (Class E).......... 2007          16.56          17.89       2,107.18
                                                                            2008          17.89           9.78       1,366.13
                                                                            2009           9.78          11.69       2,639.06
                                                                            2010          11.69          12.27       2,574.87
                                                                            2011          12.27           9.62       2,328.55
                                                                            2012           9.62          11.26         772.09
                                                                            2013          11.26          12.73         771.45
                                                                            2014          12.73          12.08         770.87
                                                                            2015          12.08          11.58         770.35
                                                                            2016          11.58          11.95         769.79
Barclays Aggregate Bond Index Investment Division (Class E)................ 2007          12.70          13.28      22,432.43
                                                                            2008          13.28          13.77      16,236.61
                                                                            2009          13.77          14.19      16,988.38
                                                                            2010          14.19          14.72      15,980.27
                                                                            2011          14.72          15.49      14,420.87
                                                                            2012          15.49          15.74      14,980.25
                                                                            2013          15.74          15.06      16,146.27
                                                                            2014          15.06          15.58      16,131.85
                                                                            2015          15.58          15.30      13,305.96
                                                                            2016          15.30          15.33      11,496.76

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.00 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E).............. 2007   43.39   45.13    1,678.87
                                                                  2008   45.13   42.65    1,431.65
                                                                  2009   42.65   45.70      404.83
                                                                  2010   45.70   48.46      406.50
                                                                  2011   48.46   50.54      404.83
                                                                  2012   50.54   53.19      551.23
                                                                  2013   53.19   51.67    1,654.22
                                                                  2014   51.67   54.15    1,492.10
                                                                  2015   54.15   53.31    1,635.68
                                                                  2016   53.31   53.81    1,683.58
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   14.08   14.25    7,698.10
                                                                  2008   14.25    9.07    7,520.97
                                                                  2009    9.07    9.89    9,280.04
                                                                  2010    9.89   10.56    9,979.30
                                                                  2011   10.56   10.58    9,649.16
                                                                  2012   10.58   11.83    9,587.44
                                                                  2013   11.83   15.30    3,568.22
                                                                  2014   15.30   16.46    2,009.70
                                                                  2015   16.46   15.16    2,073.90
                                                                  2016   15.16   17.55    1,937.92
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E)).............................................. 2007   20.32   20.90    2,104.88
                                                                  2008   20.90   21.03        0.00
                                                                  2009   21.03   20.68        0.00
                                                                  2010   20.68   20.27        3.15
                                                                  2011   20.27   19.87        0.00
                                                                  2012   19.87   19.47        0.00
                                                                  2013   19.47   19.09        0.00
                                                                  2014   19.09   18.71        0.00
                                                                  2015   18.71   18.34        0.00
                                                                  2016   18.34   18.01        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    7.63    7.65      189.47
                                                                  2008    7.65    4.57        0.00
                                                                  2009    4.57    5.97        0.00
                                                                  2010    5.97    7.25        0.47
                                                                  2011    7.25    7.35        0.00
                                                                  2012    7.35    8.54    2,235.97
                                                                  2013    8.54   12.22   10,548.96
                                                                  2014   12.22   14.24   16,851.78
                                                                  2015   14.24   13.41   16,549.07
                                                                  2016   13.41   13.51   16,508.54
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.66    8.91        0.00
                                                                  2008    8.91    3.97        0.00
                                                                  2009    3.97    5.36        0.00
                                                                  2010    5.36    5.65        0.00
                                                                  2011    5.65    5.99        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   38.85   45.84       66.66
                                                                  2008   45.84   24.36      500.21
                                                                  2009   24.36   35.62       13.92
                                                                  2010   35.62   40.22        0.85
                                                                  2011   40.22   38.17        0.00
                                                                  2012   38.17   41.46        0.00
                                                                  2013   41.46   53.89        0.00
                                                                  2014   53.89   58.61      822.22
                                                                  2015   58.61   59.01      786.68
                                                                  2016   59.01   60.88      786.82
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.47   18.89    3,906.17
                                                                  2008   18.89   10.95    2,890.02
                                                                  2009   10.95   16.67    3,302.63
                                                                  2010   16.67   19.04    2,965.21
                                                                  2011   19.04   16.03    2,876.51
                                                                  2012   16.03   20.31    3,746.23
                                                                  2013   20.31   26.01    9,359.34
                                                                  2014   26.01   24.05    7,652.91
                                                                  2015   24.05   22.52    7,888.28
                                                                  2016   22.52   23.91    7,748.54
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   25.22   25.53    2,015.24
                                                                  2008   25.53   13.16    1,886.20
                                                                  2009   13.16   19.07      598.62
                                                                  2010   19.07   23.58      765.68
                                                                  2011   23.58   21.60      571.60
                                                                  2012   21.60   23.85        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.00 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   23.73   24.31     474.28
                                                                  2013   24.31   31.09   1,952.78
                                                                  2014   31.09   33.44     426.53
                                                                  2015   33.44   29.86      43.89
                                                                  2016   29.86   33.86       0.00
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.28   15.57     412.97
                                                                  2008   15.57    9.35     412.27
                                                                  2009    9.35   12.28       0.00
                                                                  2010   12.28   15.20       1.97
                                                                  2011   15.20   14.76       0.00
                                                                  2012   14.76   17.12       0.00
                                                                  2013   17.12   23.55       0.00
                                                                  2014   23.55   24.94       0.00
                                                                  2015   24.94   24.05       0.00
                                                                  2016   24.05   26.30       0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.76    5.20     657.80
                                                                  2008    5.20    3.23     655.29
                                                                  2009    3.23    4.43       0.00
                                                                  2010    4.43    4.84       8.74
                                                                  2011    4.84    4.76       0.00
                                                                  2012    4.76    5.39       0.00
                                                                  2013    5.39    7.24       0.00
                                                                  2014    7.24    7.72       0.00
                                                                  2015    7.72    8.38       0.00
                                                                  2016    8.38    8.21       0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   29.97   32.82   1,532.45
                                                                  2008   32.82   20.59   1,167.90
                                                                  2009   20.59   26.24     998.24
                                                                  2010   26.24   32.76     915.26
                                                                  2011   32.76   32.25     869.42
                                                                  2012   32.25   36.16     877.33
                                                                  2013   36.16   49.91     168.48
                                                                  2014   49.91   50.69       0.00
                                                                  2015   50.69   48.87       0.00
                                                                  2016   48.87   57.05       0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.56   10.81     239.96
                                                                  2008   10.81    6.22     307.80
                                                                  2009    6.22    7.92       0.00
                                                                  2010    7.92   10.20       1.21
                                                                  2011   10.20   10.29       0.00
                                                                  2012   10.29   11.19       0.00
                                                                  2013   11.19   16.30       0.00
                                                                  2014   16.30   16.14       0.00
                                                                  2015   16.14   16.07       0.00
                                                                  2016   16.07   16.72       0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   36.83   33.57     861.56
                                                                  2008   33.57   17.74     620.14
                                                                  2009   17.74   24.58     602.97
                                                                  2010   24.58   27.68     589.28
                                                                  2011   27.68   28.92     574.65
                                                                  2012   28.92   31.66     566.61
                                                                  2013   31.66   42.41   1,682.46
                                                                  2014   42.41   42.31     563.28
                                                                  2015   42.31   37.50     561.77
                                                                  2016   37.50   45.13     232.08
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   38.05   39.43   2,156.45
                                                                  2008   39.43   29.03   2,036.42
                                                                  2009   29.03   33.33   1,964.57
                                                                  2010   33.33   35.76   1,887.34
                                                                  2011   35.76   36.34   1,803.58
                                                                  2012   36.34   39.96     432.32
                                                                  2013   39.96   47.16     401.34
                                                                  2014   47.16   51.03     368.68
                                                                  2015   51.03   51.23     339.16
                                                                  2016   51.23   53.64     325.09
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007   35.34   36.17       0.00
                                                                  2008   36.17   21.46     519.73
                                                                  2009   21.46   27.73     518.85
                                                                  2010   27.73   30.39     151.89
                                                                  2011   30.39   28.55     191.44
                                                                  2012   28.55   31.53      89.52
                                                                  2013   31.53   41.28      89.32
                                                                  2014   41.28   44.69      89.16

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.00 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2015   44.69   44.79      89.01
                                                                         2016   44.79   47.05      92.70
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E)).......................................... 2007   66.74   69.88       0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E)).................................................... 2007   69.29   69.66     261.41
                                                                         2008   69.66   42.84     432.02
                                                                         2009   42.84   50.10     263.60
                                                                         2010   50.10   55.33     258.33
                                                                         2011   55.33   54.39     255.69
                                                                         2012   54.39   60.56     254.42
                                                                         2013   60.56   79.71     253.28
                                                                         2014   79.71   88.84     252.18
                                                                         2015   88.84   91.03     251.00
                                                                         2016   91.03   96.71     249.83
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007   15.13   15.97   5,868.56
                                                                         2008   15.97    9.96   7,153.62
                                                                         2009    9.96   13.37   6,518.84
                                                                         2010   13.37   16.53   5,656.59
                                                                         2011   16.53   15.86   6,628.86
                                                                         2012   15.86   18.26   6,223.02
                                                                         2013   18.26   23.80   4,294.40
                                                                         2014   23.80   25.52   3,682.62
                                                                         2015   25.52   24.37   1,884.19
                                                                         2016   24.37   28.73   1,616.77
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   40.08   41.27   6,777.79
                                                                         2008   41.27   25.41   8,534.13
                                                                         2009   25.41   31.40   5,553.16
                                                                         2010   31.40   35.27   4,775.23
                                                                         2011   35.27   35.17   4,498.23
                                                                         2012   35.17   39.83   3,928.91
                                                                         2013   39.83   51.47   4,588.47
                                                                         2014   51.47   57.11   2,950.52
                                                                         2015   57.11   56.55   2,088.38
                                                                         2016   56.55   61.81   1,419.45
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.55   17.28   1,960.95
                                                                         2008   17.28    9.76   1,170.14
                                                                         2009    9.76   12.61   1,360.93
                                                                         2010   12.61   13.79   1,506.48
                                                                         2011   13.79   12.08   1,223.80
                                                                         2012   12.08   13.83     709.06
                                                                         2013   13.83   16.18     709.06
                                                                         2014   16.18   14.78   3,908.73
                                                                         2015   14.78   14.23   3,313.18
                                                                         2016   14.23   13.84   3,473.46
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   39.77   40.58   1,165.26
                                                                         2008   40.58   30.88   1,164.61
                                                                         2009   30.88   35.81     331.63
                                                                         2010   35.81   38.55   1,954.75
                                                                         2011   38.55   38.60   2,201.40
                                                                         2012   38.60   42.11   2,148.45
                                                                         2013   42.11   49.00   1,870.90
                                                                         2014   49.00   52.04   1,804.30
                                                                         2015   52.04   50.81   1,292.28
                                                                         2016   50.81   54.25   1,194.39
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   14.16   13.33   4,612.17
                                                                         2008   13.33    8.67   3,059.27
                                                                         2009    8.67   10.26   2,212.96
                                                                         2010   10.26   11.19   2,148.66
                                                                         2011   11.19   11.06   2,080.16
                                                                         2012   11.06   12.61   2,017.98
                                                                         2013   12.61   16.77   7,789.73
                                                                         2014   16.77   18.19   7,204.27
                                                                         2015   18.19   17.78   7,165.88
                                                                         2016   17.78   19.90   5,077.11
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007   28.98   29.55       0.00
                                                                         2008   29.55   17.66       0.00
                                                                         2009   17.66   21.06       0.00
                                                                         2010   21.06   23.61       0.00
                                                                         2011   23.61   21.69       0.00
                                                                         2012   21.69   24.57       0.00
                                                                         2013   24.57   27.01       0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.00 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)....................................................... 2010   12.15   14.06      601.59
                                                                 2011   14.06   12.84    1,198.59
                                                                 2012   12.84   13.77      592.73
                                                                 2013   13.77   18.77      589.93
                                                                 2014   18.77   18.61      587.45
                                                                 2015   18.61   17.34      585.06
                                                                 2016   17.34   15.57        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E))............................................. 2007   18.31   19.42      963.28
                                                                 2008   19.42    8.49    1,040.72
                                                                 2009    8.49   11.13      601.34
                                                                 2010   11.13   12.02        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E).......... 2007   14.84   16.08    8,973.59
                                                                 2008   16.08    9.11    9,647.98
                                                                 2009    9.11   11.48    6,998.58
                                                                 2010   11.48   12.15    6,927.68
                                                                 2011   12.15   10.41    7,550.81
                                                                 2012   10.41   12.06    7,381.34
                                                                 2013   12.06   14.37    2,929.96
                                                                 2014   14.37   13.23    1,841.23
                                                                 2015   13.23   12.81    1,758.50
                                                                 2016   12.81   12.70    1,260.43
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E).......... 2007   20.60   19.47    3,992.12
                                                                 2008   19.47   11.73    3,499.68
                                                                 2009   11.73   12.99    2,536.37
                                                                 2010   12.99   15.46    2,433.04
                                                                 2011   15.46   16.00    2,132.78
                                                                 2012   16.00   17.23    2,119.93
                                                                 2013   17.23   23.38    1,361.59
                                                                 2014   23.38   22.87    1,155.99
                                                                 2015   22.87   22.51    1,151.30
                                                                 2016   22.51   26.16       74.93
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))............ 2007   15.92   15.19      323.41
                                                                 2008   15.19    9.20        0.00
                                                                 2009    9.20   12.34        0.00
                                                                 2010   12.34   14.89        3.57
                                                                 2011   14.89   13.82        0.00
                                                                 2012   13.82   14.29        0.00
                                                                 2013   14.29   15.46        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)........ 2007   18.42   19.19    1,566.24
                                                                 2008   19.19   11.19      841.34
                                                                 2009   11.19   15.37      299.47
                                                                 2010   15.37   17.48      216.13
                                                                 2011   17.48   15.70      132.72
                                                                 2012   15.70   18.67    1,096.54
                                                                 2013   18.67   23.30    2,061.62
                                                                 2014   23.30   23.35    2,039.67
                                                                 2015   23.35   23.81    2,039.67
                                                                 2016   23.81   23.42    2,039.67
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   12.08   12.74    7,295.03
                                                                 2008   12.74   12.55    5,954.61
                                                                 2009   12.55   14.54    7,303.67
                                                                 2010   14.54   15.43    6,978.42
                                                                 2011   15.43   15.63    7,043.38
                                                                 2012   15.63   16.74    7,163.08
                                                                 2013   16.74   16.11    6,854.13
                                                                 2014   16.11   16.48   12,620.87
                                                                 2015   16.48   16.17   12,805.51
                                                                 2016   16.17   16.28   11,902.05
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   17.80   17.15    4,341.77
                                                                 2008   17.15   11.17    4,427.77
                                                                 2009   11.17   13.78    4,869.68
                                                                 2010   13.78   17.10    4,827.76
                                                                 2011   17.10   16.06    4,735.51
                                                                 2012   16.06   18.28    4,544.59
                                                                 2013   18.28   24.79    3,531.69
                                                                 2014   24.79   25.49    3,367.68
                                                                 2015   25.49   23.89    2,164.61
                                                                 2016   23.89   28.36      714.56
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.52   14.48    4,590.51
                                                                 2008   14.48    8.24    4,549.59
                                                                 2009    8.24   11.56    4,135.53
                                                                 2010   11.56   13.25    4,117.06
                                                                 2011   13.25   12.82    4,095.64

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.00 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2012   12.82   14.93    5,360.35
                                                                 2013   14.93   20.33    8,834.48
                                                                 2014   20.33   21.71   12,732.68
                                                                 2015   21.71   23.54   12,231.08
                                                                 2016   23.54   23.44    5,942.53
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.78    6.17   11,927.67
                                                                 2008    6.17    3.36   12,980.75
                                                                 2009    3.36    5.24   16,596.01
                                                                 2010    5.24    6.58   15,705.61
                                                                 2011    6.58    5.80   15,838.64
                                                                 2012    5.80    6.40   12,463.63
                                                                 2013    6.40    6.68        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.18    9.43    9,208.14
                                                                 2008    9.43    5.58    8,145.60
                                                                 2009    5.58    7.96    5,804.03
                                                                 2010    7.96    9.98    5,401.41
                                                                 2011    9.98    9.62    4,835.28
                                                                 2012    9.62   10.74    4,886.62
                                                                 2013   10.74   14.39    1,991.47
                                                                 2014   14.39   15.93    4,275.55
                                                                 2015   15.93   16.66    4,053.00
                                                                 2016   16.66   17.37    2,748.91
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.95   14.99        0.02
                                                                 2008   14.99    9.36        0.00
                                                                 2009    9.36   12.74        0.00
                                                                 2010   12.74   16.82        0.00
                                                                 2011   16.82   16.75        0.00
                                                                 2012   16.75   19.05        0.00
                                                                 2013   19.05   26.95      378.81
                                                                 2014   26.95   28.19    1,715.38
                                                                 2015   28.19   28.35    1,649.25
                                                                 2016   28.35   31.00    1,604.66
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   19.42   19.77    1,897.30
                                                                 2008   19.77   16.45    1,445.70
                                                                 2009   16.45   21.28      875.31
                                                                 2010   21.28   23.49      874.05
                                                                 2011   23.49   24.39      867.76
                                                                 2012   24.39   26.61      864.12
                                                                 2013   26.61   26.32    4,820.10
                                                                 2014   26.32   27.20      857.74
                                                                 2015   27.20   26.15      854.42
                                                                 2016   26.15   27.81   13,365.90
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   13.38   14.00    7,115.18
                                                                 2008   14.00   11.18    5,195.01
                                                                 2009   11.18   15.00    4,832.39
                                                                 2010   15.00   16.62    4,709.99
                                                                 2011   16.62   17.06    4,648.02
                                                                 2012   17.06   18.89    4,602.56
                                                                 2013   18.89   20.01    1,653.17
                                                                 2014   20.01   20.58    2,936.60
                                                                 2015   20.58   19.75    2,993.26
                                                                 2016   19.75   20.32        0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).............................................. 2007   15.19   15.51    2,940.96
                                                                 2008   15.51   15.13    1,990.72
                                                                 2009   15.13   15.45    1,405.56
                                                                 2010   15.45   16.01    1,408.84
                                                                 2011   16.01   16.52    1,405.06
                                                                 2012   16.52   16.70    1,999.20
                                                                 2013   16.70   16.25    2,079.99
                                                                 2014   16.25   16.33    2,341.86
                                                                 2015   16.33   16.07    2,820.73
                                                                 2016   16.07   15.94    2,864.91

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.05 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          14.40          14.55       4,011.12
                                                                            2008          14.55          12.90         913.11
                                                                            2009          12.90          14.21         486.51
                                                                            2010          14.21          14.80         519.26
                                                                            2011          14.80          15.36           0.00
                                                                            2012          15.36          15.84           0.00
                                                                            2013          15.84          15.16           0.00
                                                                            2014          15.16          15.61           0.00
                                                                            2015          15.61          15.31           0.00
                                                                            2016          15.31          15.42           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          27.53          32.70      29,940.68
                                                                            2008          32.70          14.86      25,691.36
                                                                            2009          14.86          23.46      21,891.63
                                                                            2010          23.46          28.09       6,617.37
                                                                            2011          28.09          22.22           0.00
                                                                            2012          22.22          25.68           0.00
                                                                            2013          25.68          32.23           0.00
                                                                            2014          32.23          32.20           0.00
                                                                            2015          32.20          31.58           0.00
                                                                            2016          31.58          31.54           0.00
American Funds Growth Investment Division+ (Class 2)....................... 2007         132.67         145.79      12,825.58
                                                                            2008         145.79          79.90      11,603.20
                                                                            2009          79.90         108.96      10,154.15
                                                                            2010         108.96         126.51       4,858.70
                                                                            2011         126.51         118.47           0.00
                                                                            2012         118.47         136.61           0.00
                                                                            2013         136.61         173.87           0.00
                                                                            2014         173.87         184.56           0.00
                                                                            2015         184.56         192.92           0.00
                                                                            2016         192.92         206.63           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2007          96.44          99.09      16,481.01
                                                                            2008          99.09          60.24      12,475.20
                                                                            2009          60.24          77.34      10,442.52
                                                                            2010          77.34          84.30       6,397.61
                                                                            2011          84.30          80.96           0.00
                                                                            2012          80.96          93.04           0.00
                                                                            2013          93.04         121.50           0.00
                                                                            2014         121.50         131.50           0.00
                                                                            2015         131.50         130.51           0.00
                                                                            2016         130.51         142.38           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2007          16.43          17.74      17,420.66
                                                                            2008          17.74           9.69      15,226.83
                                                                            2009           9.69          11.58      11,193.09
                                                                            2010          11.58          12.15       5,579.74
                                                                            2011          12.15           9.52           0.00
                                                                            2012           9.52          11.14           0.00
                                                                            2013          11.14          12.58           0.00
                                                                            2014          12.58          11.93           0.00
                                                                            2015          11.93          11.44           0.00
                                                                            2016          11.44          11.80           0.00
Barclays Aggregate Bond Index Investment Division (Class E)................ 2007          12.65          13.22     117,402.13
                                                                            2008          13.22          13.70      84,972.46
                                                                            2009          13.70          14.11      73,906.58
                                                                            2010          14.11          14.63      40,983.69
                                                                            2011          14.63          15.39           0.00
                                                                            2012          15.39          15.63           0.00
                                                                            2013          15.63          14.94           0.00
                                                                            2014          14.94          15.46           0.00
                                                                            2015          15.46          15.17           0.00
                                                                            2016          15.17          15.19           0.00
BlackRock Bond Income Investment Division (Class E)........................ 2007          42.88          44.58       8,311.80
                                                                            2008          44.58          42.11       6,185.73
                                                                            2009          42.11          45.09       4,787.53
                                                                            2010          45.09          47.79       2,405.75
                                                                            2011          47.79          49.83           0.00
                                                                            2012          49.83          52.42           0.00
                                                                            2013          52.42          50.88           0.00
                                                                            2014          50.88          53.30           0.00
                                                                            2015          53.30          52.45           0.00
                                                                            2016          52.45          52.91           0.00
BlackRock Large Cap Value Investment Division (Class E).................... 2007          14.05          14.21      15,941.12
                                                                            2008          14.21           9.04      13,875.88
                                                                            2009           9.04           9.85       8,758.90

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.05 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2010    9.85   10.52    2,698.08
                                                                  2011   10.52   10.52        0.00
                                                                  2012   10.52   11.77        0.00
                                                                  2013   11.77   15.21        0.00
                                                                  2014   15.21   16.36        0.00
                                                                  2015   16.36   15.05        0.00
                                                                  2016   15.05   17.42        0.00
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E)).............................................. 2007   20.08   20.64        0.00
                                                                  2008   20.64   20.77      421.35
                                                                  2009   20.77   20.41        0.00
                                                                  2010   20.41   20.00        2.71
                                                                  2011   20.00   19.59        0.00
                                                                  2012   19.59   19.19        0.00
                                                                  2013   19.19   18.80        0.00
                                                                  2014   18.80   18.42        0.00
                                                                  2015   18.42   18.05        0.00
                                                                  2016   18.05   17.71        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    7.61    7.63    4,348.02
                                                                  2008    7.63    4.55    3,775.02
                                                                  2009    4.55    5.95    2,576.19
                                                                  2010    5.95    7.21      250.01
                                                                  2011    7.21    7.31        0.00
                                                                  2012    7.31    8.49        0.00
                                                                  2013    8.49   12.14        0.00
                                                                  2014   12.14   14.15        0.00
                                                                  2015   14.15   13.31        0.00
                                                                  2016   13.31   13.41        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.62    8.87    7,400.63
                                                                  2008    8.87    3.95    6,477.10
                                                                  2009    3.95    5.34    6,597.44
                                                                  2010    5.34    5.61    3,143.87
                                                                  2011    5.61    5.96        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   38.49   45.39    1,078.40
                                                                  2008   45.39   24.11    2,045.11
                                                                  2009   24.11   35.24    2,250.44
                                                                  2010   35.24   39.77      556.97
                                                                  2011   39.77   37.72        0.00
                                                                  2012   37.72   40.95        0.00
                                                                  2013   40.95   53.20        0.00
                                                                  2014   53.20   57.83        0.00
                                                                  2015   57.83   58.20        0.00
                                                                  2016   58.20   60.01        0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.42   18.83   23,252.85
                                                                  2008   18.83   10.91   17,369.31
                                                                  2009   10.91   16.60   15,916.57
                                                                  2010   16.60   18.95    7,917.89
                                                                  2011   18.95   15.94        0.00
                                                                  2012   15.94   20.19        0.00
                                                                  2013   20.19   25.85        0.00
                                                                  2014   25.85   23.89        0.00
                                                                  2015   23.89   22.36        0.00
                                                                  2016   22.36   23.73        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   25.12   25.41   30,551.39
                                                                  2008   25.41   13.09   26,392.39
                                                                  2009   13.09   18.97   20,598.32
                                                                  2010   18.97   23.44   10,061.51
                                                                  2011   23.44   21.46        0.00
                                                                  2012   21.46   23.69        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   23.57   24.14        0.00
                                                                  2013   24.14   30.85        0.00
                                                                  2014   30.85   33.17        0.00
                                                                  2015   33.17   29.61        0.00
                                                                  2016   29.61   33.55        0.00
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.25   15.52    7,169.44
                                                                  2008   15.52    9.32    6,872.83
                                                                  2009    9.32   12.23    5,856.87
                                                                  2010   12.23   15.13    1,009.24
                                                                  2011   15.13   14.68        0.00
                                                                  2012   14.68   17.02        0.00
                                                                  2013   17.02   23.40        0.00
                                                                  2014   23.40   24.77        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.05 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2015   24.77   23.88        0.00
                                                                  2016   23.88   26.10        0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.74    5.18   14,780.85
                                                                  2008    5.18    3.22   14,382.35
                                                                  2009    3.22    4.41   13,149.15
                                                                  2010    4.41    4.82   14,622.71
                                                                  2011    4.82    4.73        0.00
                                                                  2012    4.73    5.36        0.00
                                                                  2013    5.36    7.19        0.00
                                                                  2014    7.19    7.67        0.00
                                                                  2015    7.67    8.31        0.00
                                                                  2016    8.31    8.14        0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   29.78   32.59    6,356.66
                                                                  2008   32.59   20.44    5,773.22
                                                                  2009   20.44   26.04    5,418.19
                                                                  2010   26.04   32.49    3,407.33
                                                                  2011   32.49   31.97        0.00
                                                                  2012   31.97   35.82        0.00
                                                                  2013   35.82   49.43        0.00
                                                                  2014   49.43   50.17        0.00
                                                                  2015   50.17   48.34        0.00
                                                                  2016   48.34   56.40        0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.53   10.78   10,007.88
                                                                  2008   10.78    6.19    6,815.10
                                                                  2009    6.19    7.88    6,072.69
                                                                  2010    7.88   10.15    2,324.49
                                                                  2011   10.15   10.24        0.00
                                                                  2012   10.24   11.13        0.00
                                                                  2013   11.13   16.20        0.00
                                                                  2014   16.20   16.03        0.00
                                                                  2015   16.03   15.95        0.00
                                                                  2016   15.95   16.59        0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   36.58   33.33   13,357.82
                                                                  2008   33.33   17.60   11,095.92
                                                                  2009   17.60   24.38    8,164.61
                                                                  2010   24.38   27.43    4,015.95
                                                                  2011   27.43   28.65        0.00
                                                                  2012   28.65   31.35        0.00
                                                                  2013   31.35   41.97        0.00
                                                                  2014   41.97   41.85        0.00
                                                                  2015   41.85   37.07        0.00
                                                                  2016   37.07   44.60        0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   37.67   39.00    7,882.89
                                                                  2008   39.00   28.71    6,626.97
                                                                  2009   28.71   32.94    4,070.58
                                                                  2010   32.94   35.33      859.71
                                                                  2011   35.33   35.88        0.00
                                                                  2012   35.88   39.43        0.00
                                                                  2013   39.43   46.51        0.00
                                                                  2014   46.51   50.31        0.00
                                                                  2015   50.31   50.48        0.00
                                                                  2016   50.48   52.83        0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007   35.12   35.93   13,964.61
                                                                  2008   35.93   21.31   13,326.93
                                                                  2009   21.31   27.52   10,702.80
                                                                  2010   27.52   30.15    5,191.58
                                                                  2011   30.15   28.30        0.00
                                                                  2012   28.30   31.25        0.00
                                                                  2013   31.25   40.88        0.00
                                                                  2014   40.88   44.24        0.00
                                                                  2015   44.24   44.32        0.00
                                                                  2016   44.32   46.53        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E))................................... 2007   65.96   69.05        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E))............................................. 2007   68.47   68.81    3,112.34
                                                                  2008   68.81   42.30    3,108.24
                                                                  2009   42.30   49.44    1,993.67
                                                                  2010   49.44   54.57      291.86
                                                                  2011   54.57   53.62        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.05 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2012   53.62   59.67        0.00
                                                                         2013   59.67   78.50        0.00
                                                                         2014   78.50   87.45        0.00
                                                                         2015   87.45   89.56        0.00
                                                                         2016   89.56   95.10        0.00
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007   15.08   15.91   31,999.31
                                                                         2008   15.91    9.92   30,798.99
                                                                         2009    9.92   13.31   23,573.20
                                                                         2010   13.31   16.44    7,840.20
                                                                         2011   16.44   15.77        0.00
                                                                         2012   15.77   18.15        0.00
                                                                         2013   18.15   23.64        0.00
                                                                         2014   23.64   25.34        0.00
                                                                         2015   25.34   24.18        0.00
                                                                         2016   24.18   28.49        0.00
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   39.75   40.91   54,276.91
                                                                         2008   40.91   25.18   63,649.23
                                                                         2009   25.18   31.09   52,880.33
                                                                         2010   31.09   34.91   19,512.41
                                                                         2011   34.91   34.79        0.00
                                                                         2012   34.79   39.38        0.00
                                                                         2013   39.38   50.86        0.00
                                                                         2014   50.86   56.41        0.00
                                                                         2015   56.41   55.83        0.00
                                                                         2016   55.83   60.99        0.00
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.50   17.22   16,991.12
                                                                         2008   17.22    9.73   17,505.54
                                                                         2009    9.73   12.55   14,030.82
                                                                         2010   12.55   13.72    6,923.71
                                                                         2011   13.72   12.01        0.00
                                                                         2012   12.01   13.75        0.00
                                                                         2013   13.75   16.08        0.00
                                                                         2014   16.08   14.68        0.00
                                                                         2015   14.68   14.13        0.00
                                                                         2016   14.13   13.73        0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   39.38   40.16   18,778.62
                                                                         2008   40.16   30.55   17,414.76
                                                                         2009   30.55   35.41   13,646.39
                                                                         2010   35.41   38.09   13,104.32
                                                                         2011   38.09   38.13    6,109.91
                                                                         2012   38.13   41.57    1,531.71
                                                                         2013   41.57   48.35    1,017.03
                                                                         2014   48.35   51.33        0.00
                                                                         2015   51.33   50.08        0.00
                                                                         2016   50.08   53.45        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   14.10   13.27   40,729.74
                                                                         2008   13.27    8.63   39,162.11
                                                                         2009    8.63   10.20   26,997.85
                                                                         2010   10.20   11.12   15,443.13
                                                                         2011   11.12   10.98        0.00
                                                                         2012   10.98   12.52        0.00
                                                                         2013   12.52   16.64        0.00
                                                                         2014   16.64   18.04        0.00
                                                                         2015   18.04   17.63        0.00
                                                                         2016   17.63   19.72        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007   28.79   29.34    3,268.05
                                                                         2008   29.34   17.52    3,234.18
                                                                         2009   17.52   20.88    2,541.59
                                                                         2010   20.88   23.41       98.78
                                                                         2011   23.41   21.49        0.00
                                                                         2012   21.49   24.33        0.00
                                                                         2013   24.33   26.74        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................... 2010   12.07   13.96      297.69
                                                                         2011   13.96   12.74        0.00
                                                                         2012   12.74   13.66        0.00
                                                                         2013   13.66   18.62        0.00
                                                                         2014   18.62   18.44        0.00
                                                                         2015   18.44   17.17        0.00
                                                                         2016   17.17   15.42        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E))..................................................... 2007   18.22   19.31    8,936.39
                                                                         2008   19.31    8.44    9,390.19
                                                                         2009    8.44   11.06    7,474.71
                                                                         2010   11.06   11.94        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.05 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E).......... 2007   14.78   16.01   39,187.24
                                                                 2008   16.01    9.07   47,299.31
                                                                 2009    9.07   11.42   40,578.52
                                                                 2010   11.42   12.08   16,189.89
                                                                 2011   12.08   10.34        0.00
                                                                 2012   10.34   11.97        0.00
                                                                 2013   11.97   14.27        0.00
                                                                 2014   14.27   13.12        0.00
                                                                 2015   13.12   12.70        0.00
                                                                 2016   12.70   12.58        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E).......... 2007   20.54   19.40   36,659.90
                                                                 2008   19.40   11.68   30,468.17
                                                                 2009   11.68   12.93   23,964.81
                                                                 2010   12.93   15.38   12,791.87
                                                                 2011   15.38   15.91        0.00
                                                                 2012   15.91   17.13        0.00
                                                                 2013   17.13   23.22        0.00
                                                                 2014   23.22   22.71        0.00
                                                                 2015   22.71   22.34        0.00
                                                                 2016   22.34   25.95        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))............ 2007   15.88   15.15    9,939.87
                                                                 2008   15.15    9.16    9,866.77
                                                                 2009    9.16   12.29    7,541.52
                                                                 2010   12.29   14.82    3,231.22
                                                                 2011   14.82   13.75        0.00
                                                                 2012   13.75   14.21        0.00
                                                                 2013   14.21   15.37        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)........ 2007   18.33   19.09   12,911.41
                                                                 2008   19.09   11.12    8,464.42
                                                                 2009   11.12   15.27    7,597.93
                                                                 2010   15.27   17.36    1,964.86
                                                                 2011   17.36   15.58        0.00
                                                                 2012   15.58   18.53        0.00
                                                                 2013   18.53   23.11        0.00
                                                                 2014   23.11   23.14        0.00
                                                                 2015   23.14   23.59        0.00
                                                                 2016   23.59   23.18        0.00
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   12.04   12.70   46,714.62
                                                                 2008   12.70   12.50   47,521.91
                                                                 2009   12.50   14.48   41,748.11
                                                                 2010   14.48   15.35   17,163.22
                                                                 2011   15.35   15.55        0.00
                                                                 2012   15.55   16.64        0.00
                                                                 2013   16.64   16.01        0.00
                                                                 2014   16.01   16.36        0.00
                                                                 2015   16.36   16.05        0.00
                                                                 2016   16.05   16.15        0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   17.73   17.08   18,505.25
                                                                 2008   17.08   11.11   16,846.57
                                                                 2009   11.11   13.70   14,197.37
                                                                 2010   13.70   17.00    2,869.68
                                                                 2011   17.00   15.96        0.00
                                                                 2012   15.96   18.15        0.00
                                                                 2013   18.15   24.60        0.00
                                                                 2014   24.60   25.29        0.00
                                                                 2015   25.29   23.69        0.00
                                                                 2016   23.69   28.10        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.47   14.41   22,443.34
                                                                 2008   14.41    8.19   24,477.95
                                                                 2009    8.19   11.50   21,138.09
                                                                 2010   11.50   13.17   13,585.00
                                                                 2011   13.17   12.74        0.00
                                                                 2012   12.74   14.83        0.00
                                                                 2013   14.83   20.18        0.00
                                                                 2014   20.18   21.53        0.00
                                                                 2015   21.53   23.34        0.00
                                                                 2016   23.34   23.23        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.76    6.15   27,660.66
                                                                 2008    6.15    3.34   20,768.29
                                                                 2009    3.34    5.22   25,904.51
                                                                 2010    5.22    6.54    2,084.77
                                                                 2011    6.54    5.77        0.00
                                                                 2012    5.77    6.36        0.00
                                                                 2013    6.36    6.64        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.15    9.40   32,626.69

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.05 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2008    9.40    5.56   20,964.65
                                                                 2009    5.56    7.92   16,574.88
                                                                 2010    7.92    9.93    5,136.15
                                                                 2011    9.93    9.57        0.00
                                                                 2012    9.57   10.67        0.00
                                                                 2013   10.67   14.30        0.00
                                                                 2014   14.30   15.82        0.00
                                                                 2015   15.82   16.54        0.00
                                                                 2016   16.54   17.23        0.00
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.88   14.91   11,153.55
                                                                 2008   14.91    9.31   11,310.17
                                                                 2009    9.31   12.66   10,036.35
                                                                 2010   12.66   16.71    3,892.18
                                                                 2011   16.71   16.62        0.00
                                                                 2012   16.62   18.90        0.00
                                                                 2013   18.90   26.73        0.00
                                                                 2014   26.73   27.94        0.00
                                                                 2015   27.94   28.08        0.00
                                                                 2016   28.08   30.69        0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   19.30   19.64   23,530.39
                                                                 2008   19.64   16.33   14,046.58
                                                                 2009   16.33   21.12   10,882.11
                                                                 2010   21.12   23.30    3,318.58
                                                                 2011   23.30   24.18        0.00
                                                                 2012   24.18   26.37        0.00
                                                                 2013   26.37   26.07        0.00
                                                                 2014   26.07   26.92        0.00
                                                                 2015   26.92   25.88        0.00
                                                                 2016   25.88   27.50   15,446.95
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   13.32   13.92   34,755.54
                                                                 2008   13.92   11.11   26,292.07
                                                                 2009   11.11   14.90   22,626.81
                                                                 2010   14.90   16.50    9,918.51
                                                                 2011   16.50   16.93        0.00
                                                                 2012   16.93   18.74        0.00
                                                                 2013   18.74   19.84        0.00
                                                                 2014   19.84   20.39        0.00
                                                                 2015   20.39   19.57        0.00
                                                                 2016   19.57   20.13        0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).............................................. 2007   15.10   15.40   24,949.51
                                                                 2008   15.40   15.03   12,198.41
                                                                 2009   15.03   15.34    7,329.65
                                                                 2010   15.34   15.88    3,422.44
                                                                 2011   15.88   16.38        0.00
                                                                 2012   16.38   16.55        0.00
                                                                 2013   16.55   16.09        0.00
                                                                 2014   16.09   16.17        0.00
                                                                 2015   16.17   15.91        0.00
                                                                 2016   15.91   15.77        0.00





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.10 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                  NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          14.33          14.47           0.00
                                                                            2008          14.47          12.83           0.00
                                                                            2009          12.83          14.12           0.00
                                                                            2010          14.12          14.70           0.00
                                                                            2011          14.70          15.25           0.00
                                                                            2012          15.25          15.71           0.00
                                                                            2013          15.71          15.03           0.00
                                                                            2014          15.03          15.47           0.00
                                                                            2015          15.47          15.17           0.00
                                                                            2016          15.17          15.27           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          27.41          32.54       2,094.91
                                                                            2008          32.54          14.78         449.44
                                                                            2009          14.78          23.32         371.54

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.10 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2010    23.32    27.91     331.55
                                                                 2011    27.91    22.07     382.89
                                                                 2012    22.07    25.50     374.75
                                                                 2013    25.50    31.98     325.64
                                                                 2014    31.98    31.93     336.95
                                                                 2015    31.93    31.30     278.16
                                                                 2016    31.30    31.25     278.16
AMERICAN FUNDS GROWTH INVESTMENT DIVISION+ (CLASS 2)............ 2007   131.22   144.13     181.86
                                                                 2008   144.13    78.95      53.98
                                                                 2009    78.95   107.61      52.06
                                                                 2010   107.61   124.88      51.32
                                                                 2011   124.88   116.88      52.53
                                                                 2012   116.88   134.71      51.54
                                                                 2013   134.71   171.37      50.64
                                                                 2014   171.37   181.81      48.56
                                                                 2015   181.81   189.96      45.77
                                                                 2016   189.96   203.36      46.32
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)....................................................... 2007    95.39    97.96   2,551.11
                                                                 2008    97.96    59.52   2,823.48
                                                                 2009    59.52    76.38   2,818.47
                                                                 2010    76.38    83.21   2,798.11
                                                                 2011    83.21    79.88   3,144.00
                                                                 2012    79.88    91.74   3,114.06
                                                                 2013    91.74   119.76   2,950.44
                                                                 2014   119.76   129.54   2,785.75
                                                                 2015   129.54   128.50     200.78
                                                                 2016   128.50   140.12     195.95
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS E)....................................................... 2007    16.30    17.59     392.71
                                                                 2008    17.59     9.61   2,297.01
                                                                 2009     9.61    11.48     391.13
                                                                 2010    11.48    12.03     394.22
                                                                 2011    12.03     9.43     390.38
                                                                 2012     9.43    11.02     390.01
                                                                 2013    11.02    12.44     389.67
                                                                 2014    12.44    11.79     389.38
                                                                 2015    11.79    11.30     389.11
                                                                 2016    11.30    11.65     388.82
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION (CLASS E)..... 2007    12.60    13.16   7,172.78
                                                                 2008    13.16    13.63   5,298.27
                                                                 2009    13.63    14.03   5,693.30
                                                                 2010    14.03    14.54   5,943.04
                                                                 2011    14.54    15.29   4,961.74
                                                                 2012    15.29    15.52   5,364.19
                                                                 2013    15.52    14.83   6,082.20
                                                                 2014    14.83    15.33   6,508.96
                                                                 2015    15.33    15.04   5,835.93
                                                                 2016    15.04    15.05   5,477.08
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E)............. 2007    42.38    44.03   3,422.82
                                                                 2008    44.03    41.58   3,760.89
                                                                 2009    41.58    44.50   3,760.89
                                                                 2010    44.50    47.14   3,762.48
                                                                 2011    47.14    49.12   4,309.53
                                                                 2012    49.12    51.65   4,309.53
                                                                 2013    51.65    50.11   3,078.56
                                                                 2014    50.11    52.47   3,155.95
                                                                 2015    52.47    51.60       0.00
                                                                 2016    51.60    52.03       0.00
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E)......... 2007    14.02    14.17       0.00
                                                                 2008    14.17     9.01       0.00
                                                                 2009     9.01     9.81       0.00
                                                                 2010     9.81    10.47       0.00
                                                                 2011    10.47    10.47       0.00
                                                                 2012    10.47    11.71       0.00
                                                                 2013    11.71    15.12       0.00
                                                                 2014    15.12    16.25       0.00
                                                                 2015    16.25    14.95       0.00
                                                                 2016    14.95    17.30       0.00
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E))............................................. 2007    19.85    20.39       0.00
                                                                 2008    20.39    20.51       0.00
                                                                 2009    20.51    20.14       0.00
                                                                 2010    20.14    19.72       0.00
                                                                 2011    19.72    19.31       0.00
                                                                 2012    19.31    18.91       0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.10 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2013   18.91   18.52       0.00
                                                                  2014   18.52   18.13       0.00
                                                                  2015   18.13   17.76       0.00
                                                                  2016   17.76   17.42       0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    7.59    7.60       0.00
                                                                  2008    7.60    4.54       0.00
                                                                  2009    4.54    5.92       0.00
                                                                  2010    5.92    7.18       0.00
                                                                  2011    7.18    7.27       0.00
                                                                  2012    7.27    8.44       0.00
                                                                  2013    8.44   12.06       0.00
                                                                  2014   12.06   14.05   3,837.24
                                                                  2015   14.05   13.21   3,837.24
                                                                  2016   13.21   13.30   3,837.24
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.58    8.84       0.00
                                                                  2008    8.84    3.93       0.00
                                                                  2009    3.93    5.31       0.00
                                                                  2010    5.31    5.58       0.00
                                                                  2011    5.58    5.92       0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   38.13   44.95       0.00
                                                                  2008   44.95   23.86       0.00
                                                                  2009   23.86   34.86       0.00
                                                                  2010   34.86   39.32       0.00
                                                                  2011   39.32   37.28       0.00
                                                                  2012   37.28   40.45       0.00
                                                                  2013   40.45   52.52       0.00
                                                                  2014   52.52   57.07       0.00
                                                                  2015   57.07   57.40       0.00
                                                                  2016   57.40   59.16       0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.37   18.77       0.00
                                                                  2008   18.77   10.87       0.00
                                                                  2009   10.87   16.53       0.00
                                                                  2010   16.53   18.86       0.00
                                                                  2011   18.86   15.86       0.00
                                                                  2012   15.86   20.08       0.00
                                                                  2013   20.08   25.69       0.00
                                                                  2014   25.69   23.73       0.00
                                                                  2015   23.73   22.20       0.00
                                                                  2016   22.20   23.55       0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   25.02   25.30     109.60
                                                                  2008   25.30   13.03       0.00
                                                                  2009   13.03   18.86       0.00
                                                                  2010   18.86   23.30       1.56
                                                                  2011   23.30   21.32       0.00
                                                                  2012   21.32   23.53       0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   23.42   23.97       0.00
                                                                  2013   23.97   30.62       0.00
                                                                  2014   30.62   32.90       0.00
                                                                  2015   32.90   29.36       0.00
                                                                  2016   29.36   33.25       0.00
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.21   15.47       0.00
                                                                  2008   15.47    9.28       0.00
                                                                  2009    9.28   12.18       0.00
                                                                  2010   12.18   15.06       0.00
                                                                  2011   15.06   14.61       0.00
                                                                  2012   14.61   16.92       0.00
                                                                  2013   16.92   23.26       0.00
                                                                  2014   23.26   24.61       0.00
                                                                  2015   24.61   23.71       0.00
                                                                  2016   23.71   25.90       0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.72    5.16       0.00
                                                                  2008    5.16    3.20       0.00
                                                                  2009    3.20    4.39   4,822.35
                                                                  2010    4.39    4.79   7,584.88
                                                                  2011    4.79    4.71   7,288.22
                                                                  2012    4.71    5.33   7,079.69
                                                                  2013    5.33    7.14   7,079.69
                                                                  2014    7.14    7.61   7,079.69
                                                                  2015    7.61    8.25   7,079.69
                                                                  2016    8.25    8.08   7,079.69
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   29.59   32.37     484.67
                                                                  2008   32.37   20.29       0.00
                                                                  2009   20.29   25.84       0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.10 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2010   25.84   32.22       0.91
                                                                  2011   32.22   31.69       0.00
                                                                  2012   31.69   35.49       0.00
                                                                  2013   35.49   48.94       0.00
                                                                  2014   48.94   49.65       0.00
                                                                  2015   49.65   47.82       0.00
                                                                  2016   47.82   55.77       0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.50   10.74     161.35
                                                                  2008   10.74    6.17     178.53
                                                                  2009    6.17    7.85     184.72
                                                                  2010    7.85   10.10     160.09
                                                                  2011   10.10   10.18     151.31
                                                                  2012   10.18   11.06     157.73
                                                                  2013   11.06   16.09     134.83
                                                                  2014   16.09   15.92     141.45
                                                                  2015   15.92   15.83     135.05
                                                                  2016   15.83   16.46     141.81
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   36.33   33.09   2,670.70
                                                                  2008   33.09   17.47   2,859.29
                                                                  2009   17.47   24.17   2,856.61
                                                                  2010   24.17   27.19   2,856.83
                                                                  2011   27.19   28.39   3,291.53
                                                                  2012   28.39   31.04   3,293.30
                                                                  2013   31.04   41.54   3,291.69
                                                                  2014   41.54   41.40   3,424.28
                                                                  2015   41.40   36.66     116.26
                                                                  2016   36.66   44.07     105.88
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   37.28   38.59       0.00
                                                                  2008   38.59   28.38       0.00
                                                                  2009   28.38   32.56       0.00
                                                                  2010   32.56   34.90       0.00
                                                                  2011   34.90   35.43       0.00
                                                                  2012   35.43   38.91       0.00
                                                                  2013   38.91   45.88       0.00
                                                                  2014   45.88   49.60       0.00
                                                                  2015   49.60   49.74       0.00
                                                                  2016   49.74   52.03       0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007   34.91   35.69      96.69
                                                                  2008   35.69   21.16      96.43
                                                                  2009   21.16   27.31      96.30
                                                                  2010   27.31   29.91      98.34
                                                                  2011   29.91   28.06      96.12
                                                                  2012   28.06   30.97      96.03
                                                                  2013   30.97   40.49      95.94
                                                                  2014   40.49   43.79      95.87
                                                                  2015   43.79   43.85      95.80
                                                                  2016   43.85   46.02      95.73
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E))................................... 2007   65.19   68.23       0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E))............................................. 2007   67.66   67.97     153.18
                                                                  2008   67.97   41.76     152.77
                                                                  2009   41.76   48.78     152.59
                                                                  2010   48.78   53.82     152.65
                                                                  2011   53.82   52.86     152.28
                                                                  2012   52.86   58.79     152.14
                                                                  2013   58.79   77.31     152.01
                                                                  2014   77.31   86.09     151.89
                                                                  2015   86.09   88.12     151.79
                                                                  2016   88.12   93.52     151.67
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)........ 2007   15.03   15.85     912.99
                                                                  2008   15.85    9.88     889.13
                                                                  2009    9.88   13.25     785.91
                                                                  2010   13.25   16.36     691.51
                                                                  2011   16.36   15.68     654.02
                                                                  2012   15.68   18.04     580.23
                                                                  2013   18.04   23.48     499.91
                                                                  2014   23.48   25.15     507.42
                                                                  2015   25.15   23.99     462.68
                                                                  2016   23.99   28.26     381.34

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.10 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   39.42   40.55   2,578.95
                                                                         2008   40.55   24.94   3,143.15
                                                                         2009   24.94   30.79   3,069.05
                                                                         2010   30.79   34.55   3,118.04
                                                                         2011   34.55   34.41   2,736.41
                                                                         2012   34.41   38.93   2,465.56
                                                                         2013   38.93   50.26   2,204.02
                                                                         2014   50.26   55.72   2,134.37
                                                                         2015   55.72   55.11   1,949.81
                                                                         2016   55.11   60.18   1,581.71
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.48   17.19       0.00
                                                                         2008   17.19    9.70   1,330.87
                                                                         2009    9.70   12.52       0.00
                                                                         2010   12.52   13.67       2.80
                                                                         2011   13.67   11.97       0.00
                                                                         2012   11.97   13.69       0.00
                                                                         2013   13.69   16.00       0.00
                                                                         2014   16.00   14.60       0.00
                                                                         2015   14.60   14.04       0.00
                                                                         2016   14.04   13.65       0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   38.99   39.75       0.00
                                                                         2008   39.75   30.22       0.00
                                                                         2009   30.22   35.01       0.00
                                                                         2010   35.01   37.64       0.00
                                                                         2011   37.64   37.66       0.00
                                                                         2012   37.66   41.04       0.00
                                                                         2013   41.04   47.71       0.00
                                                                         2014   47.71   50.62       0.00
                                                                         2015   50.62   49.37       0.00
                                                                         2016   49.37   52.66       0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   14.04   13.21     711.47
                                                                         2008   13.21    8.59   3,088.72
                                                                         2009    8.59   10.15     550.97
                                                                         2010   10.15   11.05     587.12
                                                                         2011   11.05   10.91     571.09
                                                                         2012   10.91   12.44     552.17
                                                                         2013   12.44   16.52     525.07
                                                                         2014   16.52   17.90     491.13
                                                                         2015   17.90   17.48     493.21
                                                                         2016   17.48   19.54     482.57
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007   28.59   29.13       0.00
                                                                         2008   29.13   17.38       0.00
                                                                         2009   17.38   20.71       0.00
                                                                         2010   20.71   23.20       0.00
                                                                         2011   23.20   21.29       0.00
                                                                         2012   21.29   24.09       0.00
                                                                         2013   24.09   26.48       0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................... 2010   11.99   13.87   2,619.59
                                                                         2011   13.87   12.65   2,516.78
                                                                         2012   12.65   13.55   2,444.77
                                                                         2013   13.55   18.46   2,444.77
                                                                         2014   18.46   18.28   2,444.77
                                                                         2015   18.28   17.01   2,444.77
                                                                         2016   17.01   15.27   2,444.77
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E))..................................................... 2007   18.13   19.21       0.00
                                                                         2008   19.21    8.39     692.22
                                                                         2009    8.39   10.99   1,839.07
                                                                         2010   10.99   11.86       0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E).................. 2007   14.72   15.93   6,816.87
                                                                         2008   15.93    9.02   7,643.34
                                                                         2009    9.02   11.35   7,523.15
                                                                         2010   11.35   12.01   7,602.23
                                                                         2011   12.01   10.28   8,378.18
                                                                         2012   10.28   11.89   8,236.76
                                                                         2013   11.89   14.16   8,155.98
                                                                         2014   14.16   13.02   8,970.17
                                                                         2015   13.02   12.60   2,105.98
                                                                         2016   12.60   12.47   2,043.25
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E).................. 2007   20.47   19.32     677.49
                                                                         2008   19.32   11.63     673.12
                                                                         2009   11.63   12.87     772.94
                                                                         2010   12.87   15.30     742.58
                                                                         2011   15.30   15.82     667.82

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.10 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2012   15.82   17.02      657.08
                                                                 2013   17.02   23.06    1,674.03
                                                                 2014   23.06   22.54    1,748.76
                                                                 2015   22.54   22.17    1,142.79
                                                                 2016   22.17   25.73    1,015.70
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))............ 2007   15.84   15.10    1,351.21
                                                                 2008   15.10    9.13    1,760.51
                                                                 2009    9.13   12.24    1,669.80
                                                                 2010   12.24   14.75    1,491.98
                                                                 2011   14.75   13.68    1,535.95
                                                                 2012   13.68   14.13    1,567.06
                                                                 2013   14.13   15.29        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)........ 2007   18.24   18.98        0.00
                                                                 2008   18.98   11.06        0.00
                                                                 2009   11.06   15.17        0.00
                                                                 2010   15.17   17.24        0.00
                                                                 2011   17.24   15.47        0.00
                                                                 2012   15.47   18.38        0.00
                                                                 2013   18.38   22.91        0.00
                                                                 2014   22.91   22.94        0.00
                                                                 2015   22.94   23.36        0.00
                                                                 2016   23.36   22.96        0.00
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   12.01   12.66   12,817.39
                                                                 2008   12.66   12.45    4,200.08
                                                                 2009   12.45   14.41    7,586.50
                                                                 2010   14.41   15.28    9,708.47
                                                                 2011   15.28   15.46    9,562.63
                                                                 2012   15.46   16.54    9,391.92
                                                                 2013   16.54   15.90    9,829.49
                                                                 2014   15.90   16.25    9,792.59
                                                                 2015   16.25   15.93    9,762.09
                                                                 2016   15.93   16.02    9,197.85
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   17.65   17.00    3,733.40
                                                                 2008   17.00   11.05    3,891.81
                                                                 2009   11.05   13.62    3,891.82
                                                                 2010   13.62   16.89    3,892.11
                                                                 2011   16.89   15.85    4,383.54
                                                                 2012   15.85   18.02    4,383.54
                                                                 2013   18.02   24.42    3,591.76
                                                                 2014   24.42   25.08    3,762.20
                                                                 2015   25.08   23.48        0.00
                                                                 2016   23.48   27.85        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.41   14.35      240.96
                                                                 2008   14.35    8.15      240.30
                                                                 2009    8.15   11.43      239.97
                                                                 2010   11.43   13.09      244.68
                                                                 2011   13.09   12.65      239.53
                                                                 2012   12.65   14.72      239.30
                                                                 2013   14.72   20.03    3,971.84
                                                                 2014   20.03   21.36    3,864.78
                                                                 2015   21.36   23.14    1,748.16
                                                                 2016   23.14   23.02    1,747.98
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.75    6.13    3,322.48
                                                                 2008    6.13    3.33        0.00
                                                                 2009    3.33    5.20    4,697.26
                                                                 2010    5.20    6.51    3,884.17
                                                                 2011    6.51    5.74    3,730.54
                                                                 2012    5.74    6.32    3,623.80
                                                                 2013    6.32    6.60        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.13    9.36    9,234.82
                                                                 2008    9.36    5.54    3,048.16
                                                                 2009    5.54    7.89        0.00
                                                                 2010    7.89    9.88        3.02
                                                                 2011    9.88    9.52        0.00
                                                                 2012    9.52   10.61        0.00
                                                                 2013   10.61   14.20        0.00
                                                                 2014   14.20   15.71        0.00
                                                                 2015   15.71   16.41        0.00
                                                                 2016   16.41   17.10        0.00
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.81   14.83        0.00
                                                                 2008   14.83    9.25    1,567.91
                                                                 2009    9.25   12.58        0.00
                                                                 2010   12.58   16.59      440.26
                                                                 2011   16.59   16.50      419.78
                                                                 2012   16.50   18.75      407.77

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.10 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------
                                                         2013   18.75   26.50     407.77
                                                         2014   26.50   27.69     407.77
                                                         2015   27.69   27.82     407.77
                                                         2016   27.82   30.39     407.77
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)........................... 2007   19.18   19.51     182.73
                                                         2008   19.51   16.22     136.88
                                                         2009   16.22   20.96     133.13
                                                         2010   20.96   23.11     136.75
                                                         2011   23.11   23.98     131.53
                                                         2012   23.98   26.13     131.04
                                                         2013   26.13   25.82     163.47
                                                         2014   25.82   26.65     165.03
                                                         2015   26.65   25.60     169.47
                                                         2016   25.60   27.20   2,208.38
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))................ 2007   13.25   13.85     634.75
                                                         2008   13.85   11.05     576.84
                                                         2009   11.05   14.81   1,846.69
                                                         2010   14.81   16.39   2,799.58
                                                         2011   16.39   16.80   2,707.45
                                                         2012   16.80   18.59   2,643.19
                                                         2013   18.59   19.68   2,673.24
                                                         2014   19.68   20.21   2,675.58
                                                         2015   20.21   19.38   2,680.23
                                                         2016   19.38   19.94       0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E)...................................... 2007   15.01   15.30       0.00
                                                         2008   15.30   14.92       0.00
                                                         2009   14.92   15.22       0.00
                                                         2010   15.22   15.75       0.00
                                                         2011   15.75   16.24       0.00
                                                         2012   16.24   16.40       0.00
                                                         2013   16.40   15.94       0.00
                                                         2014   15.94   16.01       0.00
                                                         2015   16.01   15.74       0.00
                                                         2016   15.74   15.60       0.00





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.15 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                             BEGINNING OF                  NUMBER OF
                                                                                     YEAR   END OF YEAR    ACCUMULATION
                                                                             ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION.................................................. YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........ 2007          14.26          14.40       9,055.63
                                                                      2008          14.40          12.75           0.00
                                                                      2009          12.75          14.04           0.00
                                                                      2010          14.04          14.60         107.27
                                                                      2011          14.60          15.14       7,703.24
                                                                      2012          15.14          15.59           0.00
                                                                      2013          15.59          14.91         678.08
                                                                      2014          14.91          15.34         941.76
                                                                      2015          15.34          15.03         941.76
                                                                      2016          15.03          15.12       1,466.28
American Funds Global Small Capitalization Investment Division+ (Class2007          27.29          32.39      11,559.57
                                                                      2008          32.39          14.71       7,460.49
                                                                      2009          14.71          23.18       4,904.52
                                                                      2010          23.18          27.74       4,304.56
                                                                      2011          27.74          21.92       2,906.26
                                                                      2012          21.92          25.31       2,573.18
                                                                      2013          25.31          31.73         910.81
                                                                      2014          31.73          31.67         595.50
                                                                      2015          31.67          31.03         340.46
                                                                      2016          31.03          30.96         345.27
American Funds Growth Investment Division+ (Class 2)................. 2007         129.66         142.35       4,374.86
                                                                      2008         142.35          77.93       2,860.94
                                                                      2009          77.93         106.18       1,819.93
                                                                      2010         106.18         123.15       1,618.60
                                                                      2011         123.15         115.21         722.06
                                                                      2012         115.21         132.72         734.35
                                                                      2013         132.72         168.74         577.79
                                                                      2014         168.74         178.94         561.03

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.15 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2015   178.94   186.86      474.04
                                                                 2016   186.86   199.94      516.45
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)....................................................... 2007    94.26    96.75    4,096.76
                                                                 2008    96.75    58.75    2,227.45
                                                                 2009    58.75    75.36    1,969.58
                                                                 2010    75.36    82.06      993.77
                                                                 2011    82.06    78.73      743.23
                                                                 2012    78.73    90.38    1,027.89
                                                                 2013    90.38   117.92      835.67
                                                                 2014   117.92   127.50      820.59
                                                                 2015   127.50   126.41      521.90
                                                                 2016   126.41   137.77      541.86
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS E)....................................................... 2007    16.18    17.45    2,235.53
                                                                 2008    17.45     9.52    1,358.95
                                                                 2009     9.52    11.37    1,258.27
                                                                 2010    11.37    11.91    1,094.45
                                                                 2011    11.91     9.33      937.89
                                                                 2012     9.33    10.90      970.34
                                                                 2013    10.90    12.30       11.95
                                                                 2014    12.30    11.65       11.78
                                                                 2015    11.65    11.16       11.61
                                                                 2016    11.16    11.50       11.44
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION (CLASS E)..... 2007    12.54    13.10    9,632.61
                                                                 2008    13.10    13.56    5,456.97
                                                                 2009    13.56    13.95    4,213.06
                                                                 2010    13.95    14.45    3,246.04
                                                                 2011    14.45    15.19    2,189.21
                                                                 2012    15.19    15.41    2,380.07
                                                                 2013    15.41    14.72    2,562.89
                                                                 2014    14.72    15.21    2,669.29
                                                                 2015    15.21    14.92    2,667.82
                                                                 2016    14.92    14.92    2,712.37
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E)............. 2007    41.88    43.50      939.58
                                                                 2008    43.50    41.05      883.90
                                                                 2009    41.05    43.91      759.19
                                                                 2010    43.91    46.50    1,075.20
                                                                 2011    46.50    48.43      593.71
                                                                 2012    48.43    50.89      599.55
                                                                 2013    50.89    49.35      527.74
                                                                 2014    49.35    51.65      541.30
                                                                 2015    51.65    50.77      551.73
                                                                 2016    50.77    51.17      527.11
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E)......... 2007    13.98    14.13   14,281.80
                                                                 2008    14.13     8.98    6,371.10
                                                                 2009     8.98     9.77    2,746.48
                                                                 2010     9.77    10.43    4,926.54
                                                                 2011    10.43    10.42    5,564.19
                                                                 2012    10.42    11.64    4,730.04
                                                                 2013    11.64    15.03    7,976.35
                                                                 2014    15.03    16.15    6,329.16
                                                                 2015    16.15    14.85    4,471.44
                                                                 2016    14.85    17.17    4,481.43
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E))............................................. 2007    19.62    20.15        0.00
                                                                 2008    20.15    20.25   10,165.31
                                                                 2009    20.25    19.88    8,869.92
                                                                 2010    19.88    19.46    4,671.63
                                                                 2011    19.46    19.04    2,983.14
                                                                 2012    19.04    18.64    1,758.41
                                                                 2013    18.64    18.24      382.01
                                                                 2014    18.24    17.85      188.11
                                                                 2015    17.85    17.47      186.42
                                                                 2016    17.47    17.13      184.70
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)....................................................... 2007     7.56     7.57      214.79
                                                                 2008     7.57     4.52      211.20
                                                                 2009     4.52     5.89    3,355.93
                                                                 2010     5.89     7.14    3,352.60
                                                                 2011     7.14     7.23    2,141.72
                                                                 2012     7.23     8.40    4,979.67
                                                                 2013     8.40    11.99   16,801.49
                                                                 2014    11.99    13.96   11,847.63
                                                                 2015    13.96    13.11    6,830.60
                                                                 2016    13.11    13.20    5,382.66

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.15 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.54    8.80    1,226.92
                                                                  2008    8.80    3.91      447.74
                                                                  2009    3.91    5.28      939.37
                                                                  2010    5.28    5.55      755.44
                                                                  2011    5.55    5.88        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   37.78   44.51    1,267.17
                                                                  2008   44.51   23.62    1,918.13
                                                                  2009   23.62   34.48    1,725.79
                                                                  2010   34.48   38.88    1,665.75
                                                                  2011   38.88   36.84      201.39
                                                                  2012   36.84   39.95      201.39
                                                                  2013   39.95   51.85      479.79
                                                                  2014   51.85   56.31      471.55
                                                                  2015   56.31   56.61      356.85
                                                                  2016   56.61   58.32      188.85
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.31   18.71   14,457.36
                                                                  2008   18.71   10.83    4,078.42
                                                                  2009   10.83   16.47   12,268.62
                                                                  2010   16.47   18.78    9,590.30
                                                                  2011   18.78   15.78    6,197.87
                                                                  2012   15.78   19.97    6,366.57
                                                                  2013   19.97   25.53    6,180.35
                                                                  2014   25.53   23.57    2,574.98
                                                                  2015   23.57   22.05    1,943.62
                                                                  2016   22.05   23.37    1,215.70
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   24.92   25.18    7,516.64
                                                                  2008   25.18   12.96    5,753.49
                                                                  2009   12.96   18.76    6,165.22
                                                                  2010   18.76   23.16    4,297.86
                                                                  2011   23.16   21.18    2,937.32
                                                                  2012   21.18   23.37        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   23.26   23.80    2,702.83
                                                                  2013   23.80   30.39    1,297.85
                                                                  2014   30.39   32.64      873.79
                                                                  2015   32.64   29.11      562.24
                                                                  2016   29.11   32.95      555.56
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.17   15.42      929.08
                                                                  2008   15.42    9.25      926.48
                                                                  2009    9.25   12.13      936.20
                                                                  2010   12.13   15.00      605.96
                                                                  2011   15.00   14.53      467.19
                                                                  2012   14.53   16.83      454.46
                                                                  2013   16.83   23.12      401.67
                                                                  2014   23.12   24.44      385.96
                                                                  2015   24.44   23.54      381.11
                                                                  2016   23.54   25.70      392.39
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.71    5.14    1,391.48
                                                                  2008    5.14    3.19    1,328.84
                                                                  2009    3.19    4.37    1,325.44
                                                                  2010    4.37    4.76    1,842.24
                                                                  2011    4.76    4.68    1,167.99
                                                                  2012    4.68    5.29    5,455.51
                                                                  2013    5.29    7.09    1,056.46
                                                                  2014    7.09    7.56        0.00
                                                                  2015    7.56    8.18        0.00
                                                                  2016    8.18    8.01        0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   29.40   32.15    5,498.37
                                                                  2008   32.15   20.14      252.44
                                                                  2009   20.14   25.63      265.25
                                                                  2010   25.63   31.95       99.97
                                                                  2011   31.95   31.41      978.96
                                                                  2012   31.41   35.16      978.93
                                                                  2013   35.16   48.46    2,339.91
                                                                  2014   48.46   49.14      301.54
                                                                  2015   49.14   47.30        1.23
                                                                  2016   47.30   55.14        1.21
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.47   10.71      149.87
                                                                  2008   10.71    6.14      159.57
                                                                  2009    6.14    7.82    2,321.72
                                                                  2010    7.82   10.05    2,692.44
                                                                  2011   10.05   10.13        0.00
                                                                  2012   10.13   11.00        0.00
                                                                  2013   11.00   15.99        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.15 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2014   15.99   15.81       0.00
                                                                         2015   15.81   15.72       0.00
                                                                         2016   15.72   16.33       0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E)................. 2007   36.08   32.84   1,616.86
                                                                         2008   32.84   17.33   1,172.66
                                                                         2009   17.33   23.97   1,187.07
                                                                         2010   23.97   26.95     472.44
                                                                         2011   26.95   28.12       0.00
                                                                         2012   28.12   30.74       0.00
                                                                         2013   30.74   41.11   2,590.72
                                                                         2014   41.11   40.95     345.85
                                                                         2015   40.95   36.24       0.00
                                                                         2016   36.24   43.55       0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))................... 2007   36.90   38.18   1,116.38
                                                                         2008   38.18   28.07   1,067.03
                                                                         2009   28.07   32.18     859.97
                                                                         2010   32.18   34.47     706.63
                                                                         2011   34.47   34.98     199.86
                                                                         2012   34.98   38.40     195.27
                                                                         2013   38.40   45.25     193.98
                                                                         2014   45.25   48.90     192.83
                                                                         2015   48.90   49.01     191.76
                                                                         2016   49.01   51.24     190.67
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)).......................................... 2007   34.70   35.46   4,993.46
                                                                         2008   35.46   21.01   2,863.24
                                                                         2009   21.01   27.11   1,655.27
                                                                         2010   27.11   29.67     875.78
                                                                         2011   29.67   27.82   2,807.43
                                                                         2012   27.82   30.69   2,923.43
                                                                         2013   30.69   40.11   2,443.43
                                                                         2014   40.11   43.35     104.48
                                                                         2015   43.35   43.39      50.98
                                                                         2016   43.39   45.51      33.36
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E)).......................................... 2007   64.42   67.42       0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E)).................................................... 2007   66.85   67.15     710.19
                                                                         2008   67.15   41.23     569.44
                                                                         2009   41.23   48.14     368.04
                                                                         2010   48.14   53.09     379.78
                                                                         2011   53.09   52.11     421.55
                                                                         2012   52.11   57.93     421.55
                                                                         2013   57.93   76.14     119.58
                                                                         2014   76.14   84.74     114.69
                                                                         2015   84.74   86.70     112.14
                                                                         2016   86.70   91.97     112.14
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007   14.99   15.79   7,671.38
                                                                         2008   15.79    9.84   7,219.81
                                                                         2009    9.84   13.19   3,555.39
                                                                         2010   13.19   16.27   2,321.55
                                                                         2011   16.27   15.59   1,123.38
                                                                         2012   15.59   17.92   1,191.99
                                                                         2013   17.92   23.32   2,230.85
                                                                         2014   23.32   24.97   1,639.05
                                                                         2015   24.97   23.81   1,570.65
                                                                         2016   23.81   28.02   1,553.80
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   39.09   40.19   5,957.13
                                                                         2008   40.19   24.71   5,008.81
                                                                         2009   24.71   30.49   4,591.51
                                                                         2010   30.49   34.20   2,907.14
                                                                         2011   34.20   34.04   1,460.55
                                                                         2012   34.04   38.50   2,412.23
                                                                         2013   38.50   49.67   1,540.55
                                                                         2014   49.67   55.03   2,382.72
                                                                         2015   55.03   54.41   5,916.46
                                                                         2016   54.41   59.38   1,454.08
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.41   17.10   4,210.59
                                                                         2008   17.10    9.65   9,843.48
                                                                         2009    9.65   12.44   2,265.59
                                                                         2010   12.44   13.58   3,246.38
                                                                         2011   13.58   11.88   2,555.05

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.15 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                      2012   11.88   13.59    2,015.52
                                                                      2013   13.59   15.87    2,018.64
                                                                      2014   15.87   14.47    2,205.99
                                                                      2015   14.47   13.92    2,311.56
                                                                      2016   13.92   13.52    2,451.89
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E).............. 2007   38.61   39.34    5,773.91
                                                                      2008   39.34   29.90    4,461.81
                                                                      2009   29.90   34.62    4,451.71
                                                                      2010   34.62   37.20    2,286.08
                                                                      2011   37.20   37.20      173.39
                                                                      2012   37.20   40.52       24.74
                                                                      2013   40.52   47.07       24.74
                                                                      2014   47.07   49.93       24.74
                                                                      2015   49.93   48.67       24.74
                                                                      2016   48.67   51.88       24.74
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)..................... 2007   13.99   13.15    5,928.63
                                                                      2008   13.15    8.54    5,130.02
                                                                      2009    8.54   10.09   14,705.70
                                                                      2010   10.09   10.99   12,105.48
                                                                      2011   10.99   10.84        0.00
                                                                      2012   10.84   12.35    1,968.67
                                                                      2013   12.35   16.39    8,093.21
                                                                      2014   16.39   17.75    1,970.91
                                                                      2015   17.75   17.33      208.61
                                                                      2016   17.33   19.37      206.93
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E))............................... 2007   28.39   28.91    1,063.31
                                                                      2008   28.91   17.25       95.79
                                                                      2009   17.25   20.54       99.69
                                                                      2010   20.54   23.00      211.15
                                                                      2011   23.00   21.09      145.30
                                                                      2012   21.09   23.86      143.87
                                                                      2013   23.86   26.21        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................ 2010   11.91   13.77    1,793.54
                                                                      2011   13.77   12.55      537.40
                                                                      2012   12.55   13.45      533.61
                                                                      2013   13.45   18.30      529.63
                                                                      2014   18.30   18.12      507.41
                                                                      2015   18.12   16.85    3,870.82
                                                                      2016   16.85   15.12      490.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E)).................................................. 2007   18.04   19.10    3,230.04
                                                                      2008   19.10    8.34    2,290.27
                                                                      2009    8.34   10.92    1,502.62
                                                                      2010   10.92   11.78        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)............... 2007   14.66   15.86    9,687.70
                                                                      2008   15.86    8.98   12,765.86
                                                                      2009    8.98   11.29    4,128.68
                                                                      2010   11.29   11.93    3,299.58
                                                                      2011   11.93   10.21    1,821.04
                                                                      2012   10.21   11.80    1,814.42
                                                                      2013   11.80   14.05    2,096.69
                                                                      2014   14.05   12.91    2,092.01
                                                                      2015   12.91   12.49    2,083.26
                                                                      2016   12.49   12.35    1,743.94
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)............... 2007   20.40   19.25    8,214.36
                                                                      2008   19.25   11.59    6,361.99
                                                                      2009   11.59   12.80    5,313.70
                                                                      2010   12.80   15.22    2,099.70
                                                                      2011   15.22   15.73      429.18
                                                                      2012   15.73   16.91      516.25
                                                                      2013   16.91   22.91      519.24
                                                                      2014   22.91   22.38      488.58
                                                                      2015   22.38   22.00      422.50
                                                                      2016   22.00   25.52      403.58
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))................. 2007   15.80   15.05    1,850.60
                                                                      2008   15.05    9.10    1,569.14
                                                                      2009    9.10   12.19    1,316.67
                                                                      2010   12.19   14.68    1,089.88
                                                                      2011   14.68   13.61        0.00
                                                                      2012   13.61   14.05        0.00
                                                                      2013   14.05   15.20        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)............. 2007   18.15   18.88    2,109.23
                                                                      2008   18.88   10.99       94.62

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.15 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2009   10.99   15.07      789.21
                                                                 2010   15.07   17.12      479.13
                                                                 2011   17.12   15.35    2,065.08
                                                                 2012   15.35   18.24    2,057.25
                                                                 2013   18.24   22.72      168.91
                                                                 2014   22.72   22.73      160.90
                                                                 2015   22.73   23.15    1,185.49
                                                                 2016   23.15   22.73      144.61
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   11.97   12.61   12,941.28
                                                                 2008   12.61   12.40   10,789.64
                                                                 2009   12.40   14.35   13,615.10
                                                                 2010   14.35   15.20   13,706.85
                                                                 2011   15.20   15.38    9,097.22
                                                                 2012   15.38   16.45    8,306.48
                                                                 2013   16.45   15.80    1,649.39
                                                                 2014   15.80   16.14    1,644.27
                                                                 2015   16.14   15.81    1,625.72
                                                                 2016   15.81   15.89    1,681.40
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   17.58   16.92    3,723.22
                                                                 2008   16.92   11.00    3,510.11
                                                                 2009   11.00   13.55    2,767.31
                                                                 2010   13.55   16.79    1,453.43
                                                                 2011   16.79   15.75      179.08
                                                                 2012   15.75   17.90      265.50
                                                                 2013   17.90   24.23      540.22
                                                                 2014   24.23   24.88      527.23
                                                                 2015   24.88   23.28      472.98
                                                                 2016   23.28   27.59      466.13
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.36   14.28    6,386.93
                                                                 2008   14.28    8.11    1,575.09
                                                                 2009    8.11   11.37      802.27
                                                                 2010   11.37   13.01      596.51
                                                                 2011   13.01   12.57      589.56
                                                                 2012   12.57   14.62    2,191.44
                                                                 2013   14.62   19.87    2,413.86
                                                                 2014   19.87   21.19    2,811.46
                                                                 2015   21.19   22.94    1,689.40
                                                                 2016   22.94   22.81    1,602.83
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.74    6.11    3,492.25
                                                                 2008    6.11    3.32    3,695.48
                                                                 2009    3.32    5.17    8,632.04
                                                                 2010    5.17    6.48    8,502.77
                                                                 2011    6.48    5.71      387.97
                                                                 2012    5.71    6.28      411.30
                                                                 2013    6.28    6.56        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.11    9.33   20,990.02
                                                                 2008    9.33    5.51   13,390.29
                                                                 2009    5.51    7.85   10,699.03
                                                                 2010    7.85    9.83   10,046.62
                                                                 2011    9.83    9.47   10,078.66
                                                                 2012    9.47   10.55   10,029.06
                                                                 2013   10.55   14.11   12,012.30
                                                                 2014   14.11   15.60    5,003.05
                                                                 2015   15.60   16.29    3,445.08
                                                                 2016   16.29   16.96    3,095.03
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.74   14.75    2,731.95
                                                                 2008   14.75    9.20    5,374.35
                                                                 2009    9.20   12.50    5,235.87
                                                                 2010   12.50   16.48    3,018.69
                                                                 2011   16.48   16.38    2,109.65
                                                                 2012   16.38   18.60    2,106.43
                                                                 2013   18.60   26.28    6,766.35
                                                                 2014   26.28   27.44    1,394.30
                                                                 2015   27.44   27.56    3,571.34
                                                                 2016   27.56   30.09    3,148.62
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   19.06   19.38    7,765.58
                                                                 2008   19.38   16.10    3,497.56
                                                                 2009   16.10   20.80    4,271.66
                                                                 2010   20.80   22.93    3,902.87
                                                                 2011   22.93   23.77    2,107.53
                                                                 2012   23.77   25.89    3,025.41
                                                                 2013   25.89   25.58      535.93
                                                                 2014   25.58   26.39      535.62
                                                                 2015   26.39   25.33       11.81
                                                                 2016   25.33   26.90      660.23

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.15 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))................ 2007   13.19   13.77   5,300.95
                                                         2008   13.77   10.98   3,116.93
                                                         2009   10.98   14.71   3,797.20
                                                         2010   14.71   16.28   3,816.53
                                                         2011   16.28   16.68   5,048.88
                                                         2012   16.68   18.45   5,658.47
                                                         2013   18.45   19.51   5,333.44
                                                         2014   19.51   20.03   5,284.79
                                                         2015   20.03   19.20   4,534.78
                                                         2016   19.20   19.75       0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E)...................................... 2007   14.92   15.20   4,542.45
                                                         2008   15.20   14.81   3,729.57
                                                         2009   14.81   15.11   1,843.71
                                                         2010   15.11   15.62   1,458.29
                                                         2011   15.62   16.10   1,187.79
                                                         2012   16.10   16.25   1,142.29
                                                         2013   16.25   15.79   1,087.24
                                                         2014   15.79   15.85   1,034.57
                                                         2015   15.85   15.57     981.07
                                                         2016   15.57   15.42     928.27





GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.20 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                  NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          14.19          14.32       2,380.35
                                                                            2008          14.32          12.68         999.69
                                                                            2009          12.68          13.95         739.91
                                                                            2010          13.95          14.50           1.14
                                                                            2011          14.50          15.03           0.00
                                                                            2012          15.03          15.47           0.00
                                                                            2013          15.47          14.78           0.00
                                                                            2014          14.78          15.20           0.00
                                                                            2015          15.20          14.89           0.00
                                                                            2016          14.89          14.97           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          27.18          32.23      13,953.89
                                                                            2008          32.23          14.63      11,825.74
                                                                            2009          14.63          23.05       5,507.31
                                                                            2010          23.05          27.56           1.10
                                                                            2011          27.56          21.77           0.00
                                                                            2012          21.77          25.12           0.00
                                                                            2013          25.12          31.48           0.00
                                                                            2014          31.48          31.40           0.00
                                                                            2015          31.40          30.75           0.00
                                                                            2016          30.75          30.67           0.00
American Funds Growth Investment Division+ (Class 2)....................... 2007         128.19         140.66       4,040.66
                                                                            2008         140.66          76.97       3,454.38
                                                                            2009          76.97         104.81       1,854.41
                                                                            2010         104.81         121.50           0.20
                                                                            2011         121.50         113.61           0.00
                                                                            2012         113.61         130.81           0.00
                                                                            2013         130.81         166.24           0.00
                                                                            2014         166.24         176.19           0.00
                                                                            2015         176.19         183.90           0.00
                                                                            2016         183.90         196.68           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2007          93.18          95.60       5,633.63
                                                                            2008          95.60          58.03       5,033.34
                                                                            2009          58.03          74.39       1,841.59
                                                                            2010          74.39          80.97           0.62
                                                                            2011          80.97          77.64           0.00
                                                                            2012          77.64          89.09           0.00
                                                                            2013          89.09         116.17           0.00
                                                                            2014         116.17         125.54           0.00
                                                                            2015         125.54         124.41           0.00
                                                                            2016         124.41         135.52           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2007          16.05          17.30       7,640.32
                                                                            2008          17.30           9.44       6,466.56
                                                                            2009           9.44          11.26       3,627.63

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.20 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2010   11.26   11.80        3.54
                                                                 2011   11.80    9.23        0.00
                                                                 2012    9.23   10.78        0.00
                                                                 2013   10.78   12.16        0.00
                                                                 2014   12.16   11.52        0.00
                                                                 2015   11.52   11.02        0.00
                                                                 2016   11.02   11.35        0.00
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION (CLASS E)..... 2007   12.49   13.04   43,337.63
                                                                 2008   13.04   13.49   30,487.80
                                                                 2009   13.49   13.88   12,285.25
                                                                 2010   13.88   14.36        5.09
                                                                 2011   14.36   15.09        0.00
                                                                 2012   15.09   15.30        0.00
                                                                 2013   15.30   14.61        0.00
                                                                 2014   14.61   15.09        0.00
                                                                 2015   15.09   14.79        0.00
                                                                 2016   14.79   14.78        0.00
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS E)............. 2007   41.39   42.97    2,508.67
                                                                 2008   42.97   40.53    2,988.20
                                                                 2009   40.53   43.33    1,765.53
                                                                 2010   43.33   45.86        1.70
                                                                 2011   45.86   47.74        0.00
                                                                 2012   47.74   50.14        0.00
                                                                 2013   50.14   48.60        0.00
                                                                 2014   48.60   50.84        0.00
                                                                 2015   50.84   49.95        0.00
                                                                 2016   49.95   50.32        0.00
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS E)......... 2007   13.95   14.09   14,568.90
                                                                 2008   14.09    8.95   12,001.48
                                                                 2009    8.95    9.74    8,857.78
                                                                 2010    9.74   10.38        7.60
                                                                 2011   10.38   10.37        0.00
                                                                 2012   10.37   11.58        0.00
                                                                 2013   11.58   14.94        0.00
                                                                 2014   14.94   16.05        0.00
                                                                 2015   16.05   14.75        0.00
                                                                 2016   14.75   17.04        0.00
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E))............................................. 2007   19.39   19.90        0.00
                                                                 2008   19.90   19.99        0.00
                                                                 2009   19.99   19.62        0.00
                                                                 2010   19.62   19.19        0.00
                                                                 2011   19.19   18.77        0.00
                                                                 2012   18.77   18.36        0.00
                                                                 2013   18.36   17.96        0.00
                                                                 2014   17.96   17.57        0.00
                                                                 2015   17.57   17.19        0.00
                                                                 2016   17.19   16.85        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)....................................................... 2007    7.54    7.55    3,099.99
                                                                 2008    7.55    4.50      395.90
                                                                 2009    4.50    5.87        0.00
                                                                 2010    5.87    7.11        5.92
                                                                 2011    7.11    7.20        0.00
                                                                 2012    7.20    8.35        0.00
                                                                 2013    8.35   11.91        0.00
                                                                 2014   11.91   13.86        0.00
                                                                 2015   13.86   13.02        0.00
                                                                 2016   13.02   13.10        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))..................... 2007    9.51    8.76    1,347.02
                                                                 2008    8.76    3.89        0.00
                                                                 2009    3.89    5.25        0.00
                                                                 2010    5.25    5.51        2.27
                                                                 2011    5.51    5.85        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   37.43   44.07    1,343.98
                                                                 2008   44.07   23.37    1,358.97
                                                                 2009   23.37   34.11        0.00
                                                                 2010   34.11   38.44        0.51
                                                                 2011   38.44   36.41        0.00
                                                                 2012   36.41   39.46        0.00
                                                                 2013   39.46   51.19        0.00
                                                                 2014   51.19   55.56        0.00
                                                                 2015   55.56   55.83        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.20 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2016   55.83   57.49       0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.26   18.65   8,520.04
                                                                  2008   18.65   10.79   6,950.06
                                                                  2009   10.79   16.40   5,378.00
                                                                  2010   16.40   18.69       2.41
                                                                  2011   18.69   15.70       0.00
                                                                  2012   15.70   19.86       0.00
                                                                  2013   19.86   25.38       0.00
                                                                  2014   25.38   23.42       0.00
                                                                  2015   23.42   21.89       0.00
                                                                  2016   21.89   23.19       0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   24.82   25.07   4,776.07
                                                                  2008   25.07   12.90   4,784.77
                                                                  2009   12.90   18.65   2,352.99
                                                                  2010   18.65   23.02       0.51
                                                                  2011   23.02   21.04       0.00
                                                                  2012   21.04   23.22       0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   23.10   23.63       0.00
                                                                  2013   23.63   30.16       0.00
                                                                  2014   30.16   32.37       0.00
                                                                  2015   32.37   28.86       0.00
                                                                  2016   28.86   32.65       0.00
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.13   15.37   1,653.95
                                                                  2008   15.37    9.22   1,736.38
                                                                  2009    9.22   12.08   1,051.30
                                                                  2010   12.08   14.93       2.78
                                                                  2011   14.93   14.46       0.00
                                                                  2012   14.46   16.73       0.00
                                                                  2013   16.73   22.98       0.00
                                                                  2014   22.98   24.28       0.00
                                                                  2015   24.28   23.37       0.00
                                                                  2016   23.37   25.51       0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.69    5.12   3,451.85
                                                                  2008    5.12    3.18     364.26
                                                                  2009    3.18    4.35     363.30
                                                                  2010    4.35    4.74       3.91
                                                                  2011    4.74    4.65       0.00
                                                                  2012    4.65    5.26       0.00
                                                                  2013    5.26    7.04       0.00
                                                                  2014    7.04    7.50       0.00
                                                                  2015    7.50    8.12       0.00
                                                                  2016    8.12    7.94       0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   29.22   31.93     464.04
                                                                  2008   31.93   19.99     234.09
                                                                  2009   19.99   25.43      38.68
                                                                  2010   25.43   31.68       2.05
                                                                  2011   31.68   31.13       0.00
                                                                  2012   31.13   34.83       0.00
                                                                  2013   34.83   47.99       0.00
                                                                  2014   47.99   48.63       0.00
                                                                  2015   48.63   46.79       0.00
                                                                  2016   46.79   54.52       0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.44   10.67   4,824.55
                                                                  2008   10.67    6.12   5,029.95
                                                                  2009    6.12    7.78   4,439.82
                                                                  2010    7.78   10.01       4.90
                                                                  2011   10.01   10.07       0.00
                                                                  2012   10.07   10.93       0.00
                                                                  2013   10.93   15.89       0.00
                                                                  2014   15.89   15.71       0.00
                                                                  2015   15.71   15.60       0.00
                                                                  2016   15.60   16.20       0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   35.84   32.60   5,840.98
                                                                  2008   32.60   17.19   2,287.55
                                                                  2009   17.19   23.77     242.78
                                                                  2010   23.77   26.72       1.86
                                                                  2011   26.72   27.86       0.00
                                                                  2012   27.86   30.44       0.00
                                                                  2013   30.44   40.69       0.00
                                                                  2014   40.69   40.51       0.00
                                                                  2015   40.51   35.83       0.00
                                                                  2016   35.83   43.04       0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   36.53   37.77   6,284.90
                                                                  2008   37.77   27.75   3,575.93
                                                                  2009   27.75   31.80   3,356.31

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.20 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2010   31.80   34.05        1.38
                                                                         2011   34.05   34.54        0.00
                                                                         2012   34.54   37.90        0.00
                                                                         2013   37.90   44.63        0.00
                                                                         2014   44.63   48.21        0.00
                                                                         2015   48.21   48.30        0.00
                                                                         2016   48.30   50.47        0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)).......................................... 2007   34.49   35.23    3,091.65
                                                                         2008   35.23   20.86    1,217.06
                                                                         2009   20.86   26.90      194.89
                                                                         2010   26.90   29.43        2.12
                                                                         2011   29.43   27.58        0.00
                                                                         2012   27.58   30.41        0.00
                                                                         2013   30.41   39.72        0.00
                                                                         2014   39.72   42.92        0.00
                                                                         2015   42.92   42.94        0.00
                                                                         2016   42.94   45.01        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E)).......................................... 2007   63.67   66.62        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E)).................................................... 2007   66.06   66.33    2,418.29
                                                                         2008   66.33   40.71    1,550.72
                                                                         2009   40.71   47.51      989.59
                                                                         2010   47.51   52.36        1.33
                                                                         2011   52.36   51.37        0.00
                                                                         2012   51.37   57.08        0.00
                                                                         2013   57.08   74.98        0.00
                                                                         2014   74.98   83.41        0.00
                                                                         2015   83.41   85.30        0.00
                                                                         2016   85.30   90.44        0.00
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007   14.94   15.73    9,791.05
                                                                         2008   15.73    9.80   15,156.26
                                                                         2009    9.80   13.12    3,748.36
                                                                         2010   13.12   16.19        2.83
                                                                         2011   16.19   15.50        0.00
                                                                         2012   15.50   17.81        0.00
                                                                         2013   17.81   23.17        0.00
                                                                         2014   23.17   24.79        0.00
                                                                         2015   24.79   23.63        0.00
                                                                         2016   23.63   27.79        0.00
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   38.77   39.84   20,126.01
                                                                         2008   39.84   24.48   19,728.37
                                                                         2009   24.48   30.19    8,194.37
                                                                         2010   30.19   33.85        1.95
                                                                         2011   33.85   33.68        0.00
                                                                         2012   33.68   38.06        0.00
                                                                         2013   38.06   49.09        0.00
                                                                         2014   49.09   54.36        0.00
                                                                         2015   54.36   53.72        0.00
                                                                         2016   53.72   58.59        0.00
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.37   17.04   10,070.37
                                                                         2008   17.04    9.61    9,851.45
                                                                         2009    9.61   12.39    3,764.65
                                                                         2010   12.39   13.52        6.05
                                                                         2011   13.52   11.82        0.00
                                                                         2012   11.82   13.51        0.00
                                                                         2013   13.51   15.77        0.00
                                                                         2014   15.77   14.37        0.00
                                                                         2015   14.37   13.81        0.00
                                                                         2016   13.81   13.41        0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   38.23   38.94    2,214.75
                                                                         2008   38.94   29.57    1,530.69
                                                                         2009   29.57   34.23    1,670.50
                                                                         2010   34.23   36.76        1.64
                                                                         2011   36.76   36.74        0.00
                                                                         2012   36.74   40.00        0.00
                                                                         2013   40.00   46.45        0.00
                                                                         2014   46.45   49.24        0.00
                                                                         2015   49.24   47.98        0.00
                                                                         2016   47.98   51.12        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   13.93   13.09   15,922.67
                                                                         2008   13.09    8.50    6,914.51

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.20 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                      2009    8.50   10.03    2,141.45
                                                                      2010   10.03   10.92        1.52
                                                                      2011   10.92   10.77        0.00
                                                                      2012   10.77   12.26        0.00
                                                                      2013   12.26   16.27        0.00
                                                                      2014   16.27   17.61        0.00
                                                                      2015   17.61   17.18        0.00
                                                                      2016   17.18   19.19        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E))............................... 2007   28.20   28.70      899.57
                                                                      2008   28.70   17.11      823.33
                                                                      2009   17.11   20.37      361.13
                                                                      2010   20.37   22.79        3.39
                                                                      2011   22.79   20.89        0.00
                                                                      2012   20.89   23.62        0.00
                                                                      2013   23.62   25.95        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................ 2010   11.83   13.68        0.00
                                                                      2011   13.68   12.46        0.00
                                                                      2012   12.46   13.34        0.00
                                                                      2013   13.34   18.15        0.00
                                                                      2014   18.15   17.96        0.00
                                                                      2015   17.96   16.69        0.00
                                                                      2016   16.69   14.97        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E)).................................................. 2007   17.95   19.00    5,686.38
                                                                      2008   19.00    8.29    5,377.86
                                                                      2009    8.29   10.85    4,387.83
                                                                      2010   10.85   11.71        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)............... 2007   14.60   15.79   11,140.49
                                                                      2008   15.79    8.93   11,411.14
                                                                      2009    8.93   11.23    4,791.75
                                                                      2010   11.23   11.86        4.41
                                                                      2011   11.86   10.14        0.00
                                                                      2012   10.14   11.72        0.00
                                                                      2013   11.72   13.94        0.00
                                                                      2014   13.94   12.81        0.00
                                                                      2015   12.81   12.38        0.00
                                                                      2016   12.38   12.24        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)............... 2007   20.34   19.18   24,373.18
                                                                      2008   19.18   11.54   22,958.02
                                                                      2009   11.54   12.74   10,200.31
                                                                      2010   12.74   15.14        4.15
                                                                      2011   15.14   15.64        0.00
                                                                      2012   15.64   16.81        0.00
                                                                      2013   16.81   22.76        0.00
                                                                      2014   22.76   22.22        0.00
                                                                      2015   22.22   21.83        0.00
                                                                      2016   21.83   25.31        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))................. 2007   15.76   15.01    1,479.70
                                                                      2008   15.01    9.06      734.31
                                                                      2009    9.06   12.14        0.00
                                                                      2010   12.14   14.62        5.75
                                                                      2011   14.62   13.54        0.00
                                                                      2012   13.54   13.97        0.00
                                                                      2013   13.97   15.11        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)............. 2007   18.06   18.78    4,959.54
                                                                      2008   18.78   10.93    3,521.96
                                                                      2009   10.93   14.98    1,564.57
                                                                      2010   14.98   17.01        3.31
                                                                      2011   17.01   15.24        0.00
                                                                      2012   15.24   18.09        0.00
                                                                      2013   18.09   22.53        0.00
                                                                      2014   22.53   22.53        0.00
                                                                      2015   22.53   22.93        0.00
                                                                      2016   22.93   22.50        0.00
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)..................... 2007   11.94   12.57   21,152.02
                                                                      2008   12.57   12.35   15,934.59
                                                                      2009   12.35   14.29    4,893.70
                                                                      2010   14.29   15.13        4.19
                                                                      2011   15.13   15.30        0.00
                                                                      2012   15.30   16.35        0.00
                                                                      2013   16.35   15.70        0.00
                                                                      2014   15.70   16.03        0.00
                                                                      2015   16.03   15.69        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.20 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2016   15.69   15.77        0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   17.51   16.84    6,010.46
                                                                 2008   16.84   10.94    6,532.92
                                                                 2009   10.94   13.47    4,123.89
                                                                 2010   13.47   16.69        1.62
                                                                 2011   16.69   15.65        0.00
                                                                 2012   15.65   17.77        0.00
                                                                 2013   17.77   24.05        0.00
                                                                 2014   24.05   24.68        0.00
                                                                 2015   24.68   23.08        0.00
                                                                 2016   23.08   27.34        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.30   14.22    7,383.94
                                                                 2008   14.22    8.07    7,083.74
                                                                 2009    8.07   11.31    6,680.93
                                                                 2010   11.31   12.93        6.14
                                                                 2011   12.93   12.49        0.00
                                                                 2012   12.49   14.52        0.00
                                                                 2013   14.52   19.72        0.00
                                                                 2014   19.72   21.02        0.00
                                                                 2015   21.02   22.75        0.00
                                                                 2016   22.75   22.61        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.72    6.09   47,468.52
                                                                 2008    6.09    3.30   41,025.77
                                                                 2009    3.30    5.15    8,819.45
                                                                 2010    5.15    6.45        7.63
                                                                 2011    6.45    5.68        0.00
                                                                 2012    5.68    6.25        0.00
                                                                 2013    6.25    6.52        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.08    9.30    8,624.70
                                                                 2008    9.30    5.49    7,604.48
                                                                 2009    5.49    7.82    2,771.87
                                                                 2010    7.82    9.78        7.92
                                                                 2011    9.78    9.42        0.00
                                                                 2012    9.42   10.49        0.00
                                                                 2013   10.49   14.02        0.00
                                                                 2014   14.02   15.49        0.00
                                                                 2015   15.49   16.17        0.00
                                                                 2016   16.17   16.83        0.00
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.67   14.67    3,362.26
                                                                 2008   14.67    9.15    3,141.10
                                                                 2009    9.15   12.42    2,541.62
                                                                 2010   12.42   16.36        2.92
                                                                 2011   16.36   16.26        0.00
                                                                 2012   16.26   18.46        0.00
                                                                 2013   18.46   26.06        0.00
                                                                 2014   26.06   27.20        0.00
                                                                 2015   27.20   27.30        0.00
                                                                 2016   27.30   29.79        0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   18.95   19.26    4,290.27
                                                                 2008   19.26   15.99    2,677.83
                                                                 2009   15.99   20.64      217.84
                                                                 2010   20.64   22.74        2.38
                                                                 2011   22.74   23.57        0.00
                                                                 2012   23.57   25.66        0.00
                                                                 2013   25.66   25.33        0.00
                                                                 2014   25.33   26.12        0.00
                                                                 2015   26.12   25.07        0.00
                                                                 2016   25.07   26.60        0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   13.12   13.70    9,612.40
                                                                 2008   13.70   10.92    8,504.41
                                                                 2009   10.92   14.62    1,603.48
                                                                 2010   14.62   16.17        1.01
                                                                 2011   16.17   16.56        0.00
                                                                 2012   16.56   18.30        0.00
                                                                 2013   18.30   19.35        0.00
                                                                 2014   19.35   19.85        0.00
                                                                 2015   19.85   19.02        0.00
                                                                 2016   19.02   19.56        0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).............................................. 2007   14.83   15.10   10,817.82
                                                                 2008   15.10   14.71    9,445.01
                                                                 2009   14.71   14.99    3,972.02
                                                                 2010   14.99   15.50        3.79

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.20 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------
                                                      2011   15.50   15.96   0.00
                                                      2012   15.96   16.10   0.00
                                                      2013   16.10   15.64   0.00
                                                      2014   15.64   15.69   0.00
                                                      2015   15.69   15.41   0.00
                                                      2016   15.41   15.25   0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.25 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                  NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          14.12          14.24           0.00
                                                                            2008          14.24          12.61           0.00
                                                                            2009          12.61          13.86           0.00
                                                                            2010          13.86          14.40           0.00
                                                                            2011          14.40          14.92           0.00
                                                                            2012          14.92          15.35           0.00
                                                                            2013          15.35          14.66           0.00
                                                                            2014          14.66          15.07           0.00
                                                                            2015          15.07          14.75           0.00
                                                                            2016          14.75          14.82           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          27.06          32.07         143.60
                                                                            2008          32.07          14.55          16.15
                                                                            2009          14.55          22.91          15.75
                                                                            2010          22.91          27.39          17.22
                                                                            2011          27.39          21.62          15.24
                                                                            2012          21.62          24.94          14.95
                                                                            2013          24.94          31.24          14.74
                                                                            2014          31.24          31.14          14.54
                                                                            2015          31.14          30.48          14.35
                                                                            2016          30.48          30.39          14.13
American Funds Growth Investment Division+ (Class 2)....................... 2007         126.79         139.05           0.00
                                                                            2008         139.05          76.05           0.00
                                                                            2009          76.05         103.51           0.00
                                                                            2010         103.51         119.94           0.00
                                                                            2011         119.94         112.09           0.00
                                                                            2012         112.09         129.00           0.00
                                                                            2013         129.00         163.85           0.00
                                                                            2014         163.85         173.58           0.00
                                                                            2015         173.58         181.08           0.00
                                                                            2016         181.08         193.56           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2007          92.17          94.51         126.63
                                                                            2008          94.51          57.34          96.65
                                                                            2009          57.34          73.47          84.09
                                                                            2010          73.47          79.92          56.72
                                                                            2011          79.92          76.60          56.64
                                                                            2012          76.60          87.85          50.36
                                                                            2013          87.85         114.50          42.02
                                                                            2014         114.50         123.68          37.94
                                                                            2015         123.68         122.50          38.12
                                                                            2016         122.50         133.37           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2007          15.92          17.16           0.00
                                                                            2008          17.16           9.36           0.00
                                                                            2009           9.36          11.16           0.00
                                                                            2010          11.16          11.68           0.00
                                                                            2011          11.68           9.14           0.00
                                                                            2012           9.14          10.67           0.00
                                                                            2013          10.67          12.03           0.00
                                                                            2014          12.03          11.38           0.00
                                                                            2015          11.38          10.89           0.00
                                                                            2016          10.89          11.21           0.00
Barclays Aggregate Bond Index Investment Division (Class E)................ 2007          12.44          12.98       4,058.90
                                                                            2008          12.98          13.42       3,042.44
                                                                            2009          13.42          13.80       3,187.82
                                                                            2010          13.80          14.28       3,254.04
                                                                            2011          14.28          14.99       3,202.76
                                                                            2012          14.99          15.20       3,486.26
                                                                            2013          15.20          14.50       3,973.26
                                                                            2014          14.50          14.97       4,024.47
                                                                            2015          14.97          14.66       4,231.20
                                                                            2016          14.66          14.65       3,725.54
BlackRock Bond Income Investment Division (Class E)........................ 2007          40.91          42.44           0.00
                                                                            2008          42.44          40.01           0.00
                                                                            2009          40.01          42.76           0.00
                                                                            2010          42.76          45.23           0.00
                                                                            2011          45.23          47.06           0.00
                                                                            2012          47.06          49.41           0.00
                                                                            2013          49.41          47.87           0.00
                                                                            2014          47.87          50.04           0.00
                                                                            2015          50.04          49.14           0.00
                                                                            2016          49.14          49.48           0.00
BlackRock Large Cap Value Investment Division (Class E).................... 2007          13.92          14.05         103.61
                                                                            2008          14.05           8.92          30.08
                                                                            2009           8.92           9.70          29.36

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.25 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2010    9.70   10.34      30.65
                                                                  2011   10.34   10.32      28.38
                                                                  2012   10.32   11.52      27.86
                                                                  2013   11.52   14.86      27.45
                                                                  2014   14.86   15.95      27.09
                                                                  2015   15.95   14.65      26.74
                                                                  2016   14.65   16.92      26.33
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E)).............................................. 2007   19.17   19.66     852.12
                                                                  2008   19.66   19.74   1,571.43
                                                                  2009   19.74   19.36   1,562.69
                                                                  2010   19.36   18.93   1,632.64
                                                                  2011   18.93   18.51   1,626.13
                                                                  2012   18.51   18.10   1,705.43
                                                                  2013   18.10   17.69   1,828.06
                                                                  2014   17.69   17.30   1,884.22
                                                                  2015   17.30   16.91   1,904.52
                                                                  2016   16.91   16.57       0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    7.52    7.52       0.00
                                                                  2008    7.52    4.48       0.00
                                                                  2009    4.48    5.84       0.00
                                                                  2010    5.84    7.07       0.00
                                                                  2011    7.07    7.16       0.00
                                                                  2012    7.16    8.30       0.00
                                                                  2013    8.30   11.84       0.00
                                                                  2014   11.84   13.77       0.00
                                                                  2015   13.77   12.92       0.00
                                                                  2016   12.92   12.99       0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.47    8.72       0.00
                                                                  2008    8.72    3.87       0.00
                                                                  2009    3.87    5.22       0.00
                                                                  2010    5.22    5.48       0.00
                                                                  2011    5.48    5.81       0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   37.08   43.64       0.00
                                                                  2008   43.64   23.13       0.00
                                                                  2009   23.13   33.74       0.00
                                                                  2010   33.74   38.01       0.00
                                                                  2011   38.01   35.98       0.00
                                                                  2012   35.98   38.98       0.00
                                                                  2013   38.98   50.54       0.00
                                                                  2014   50.54   54.83       0.00
                                                                  2015   54.83   55.07       0.00
                                                                  2016   55.07   56.67       0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.21   18.60     861.08
                                                                  2008   18.60   10.76      44.65
                                                                  2009   10.76   16.33      43.58
                                                                  2010   16.33   18.60      45.93
                                                                  2011   18.60   15.62      42.12
                                                                  2012   15.62   19.74      41.34
                                                                  2013   19.74   25.22      40.75
                                                                  2014   25.22   23.26      40.20
                                                                  2015   23.26   21.73      39.68
                                                                  2016   21.73   23.02      39.07
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   24.72   24.95       0.00
                                                                  2008   24.95   12.83       0.00
                                                                  2009   12.83   18.55       0.00
                                                                  2010   18.55   22.88       0.00
                                                                  2011   22.88   20.90       0.00
                                                                  2012   20.90   23.06       0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   22.95   23.46       0.00
                                                                  2013   23.46   29.93       0.00
                                                                  2014   29.93   32.11       0.00
                                                                  2015   32.11   28.61       0.00
                                                                  2016   28.61   32.35       0.00
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.10   15.33       0.00
                                                                  2008   15.33    9.18       0.00
                                                                  2009    9.18   12.03       0.00
                                                                  2010   12.03   14.86       0.00
                                                                  2011   14.86   14.38       0.00
                                                                  2012   14.38   16.64       0.00
                                                                  2013   16.64   22.84       0.00
                                                                  2014   22.84   24.12       0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.25 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2015   24.12   23.21   0.00
                                                                  2016   23.21   25.31   0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.68    5.10   0.00
                                                                  2008    5.10    3.16   0.00
                                                                  2009    3.16    4.33   0.00
                                                                  2010    4.33    4.71   0.00
                                                                  2011    4.71    4.62   0.00
                                                                  2012    4.62    5.22   0.00
                                                                  2013    5.22    7.00   0.00
                                                                  2014    7.00    7.45   0.00
                                                                  2015    7.45    8.06   0.00
                                                                  2016    8.06    7.88   0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   29.03   31.71   0.00
                                                                  2008   31.71   19.84   0.00
                                                                  2009   19.84   25.24   0.00
                                                                  2010   25.24   31.42   0.00
                                                                  2011   31.42   30.86   0.00
                                                                  2012   30.86   34.51   0.00
                                                                  2013   34.51   47.52   0.00
                                                                  2014   47.52   48.13   0.00
                                                                  2015   48.13   46.29   0.00
                                                                  2016   46.29   53.90   0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.41   10.64   0.00
                                                                  2008   10.64    6.10   0.00
                                                                  2009    6.10    7.75   0.00
                                                                  2010    7.75    9.96   0.00
                                                                  2011    9.96   10.02   0.00
                                                                  2012   10.02   10.87   0.00
                                                                  2013   10.87   15.79   0.00
                                                                  2014   15.79   15.60   0.00
                                                                  2015   15.60   15.49   0.00
                                                                  2016   15.49   16.08   0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   35.59   32.36   0.00
                                                                  2008   32.36   17.06   0.00
                                                                  2009   17.06   23.58   0.00
                                                                  2010   23.58   26.48   0.00
                                                                  2011   26.48   27.60   0.00
                                                                  2012   27.60   30.14   0.00
                                                                  2013   30.14   40.27   0.00
                                                                  2014   40.27   40.07   0.00
                                                                  2015   40.07   35.43   0.00
                                                                  2016   35.43   42.53   0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   36.16   37.36   0.00
                                                                  2008   37.36   27.44   0.00
                                                                  2009   27.44   31.43   0.00
                                                                  2010   31.43   33.64   0.00
                                                                  2011   33.64   34.10   0.00
                                                                  2012   34.10   37.40   0.00
                                                                  2013   37.40   44.02   0.00
                                                                  2014   44.02   47.53   0.00
                                                                  2015   47.53   47.59   0.00
                                                                  2016   47.59   49.71   0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007   34.28   35.00   0.00
                                                                  2008   35.00   20.71   0.00
                                                                  2009   20.71   26.70   0.00
                                                                  2010   26.70   29.19   0.00
                                                                  2011   29.19   27.35   0.00
                                                                  2012   27.35   30.13   0.00
                                                                  2013   30.13   39.34   0.00
                                                                  2014   39.34   42.49   0.00
                                                                  2015   42.49   42.48   0.00
                                                                  2016   42.48   44.51   0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E))................................... 2007   62.93   65.83   0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E))............................................. 2007   65.28   65.52   0.00
                                                                  2008   65.52   40.19   0.00
                                                                  2009   40.19   46.88   0.00
                                                                  2010   46.88   51.65   0.00
                                                                  2011   51.65   50.65   0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.25 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2012   50.65   56.25       0.00
                                                                         2013   56.25   73.85       0.00
                                                                         2014   73.85   82.11       0.00
                                                                         2015   82.11   83.92       0.00
                                                                         2016   83.92   88.93       0.00
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007   14.89   15.67     391.78
                                                                         2008   15.67    9.75     475.29
                                                                         2009    9.75   13.06     433.11
                                                                         2010   13.06   16.10     408.75
                                                                         2011   16.10   15.41     406.64
                                                                         2012   15.41   17.70     384.77
                                                                         2013   17.70   23.01     333.01
                                                                         2014   23.01   24.61     339.18
                                                                         2015   24.61   23.44     327.03
                                                                         2016   23.44   27.57     278.45
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   38.45   39.49   1,397.43
                                                                         2008   39.49   24.25   1,702.99
                                                                         2009   24.25   29.89   1,703.90
                                                                         2010   29.89   33.50   1,691.50
                                                                         2011   33.50   33.31   1,678.45
                                                                         2012   33.31   37.63   1,558.65
                                                                         2013   37.63   48.51   1,445.03
                                                                         2014   48.51   53.69   1,397.41
                                                                         2015   53.69   53.03   1,342.92
                                                                         2016   53.03   57.82   1,151.73
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.35   17.01       0.00
                                                                         2008   17.01    9.59       0.00
                                                                         2009    9.59   12.35       0.00
                                                                         2010   12.35   13.47       0.00
                                                                         2011   13.47   11.77       0.00
                                                                         2012   11.77   13.45       0.00
                                                                         2013   13.45   15.70       0.00
                                                                         2014   15.70   14.30       0.00
                                                                         2015   14.30   13.73       0.00
                                                                         2016   13.73   13.33       0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   37.86   38.54       0.00
                                                                         2008   38.54   29.25       0.00
                                                                         2009   29.25   33.84       0.00
                                                                         2010   33.84   36.33       0.00
                                                                         2011   36.33   36.29       0.00
                                                                         2012   36.29   39.49       0.00
                                                                         2013   39.49   45.83       0.00
                                                                         2014   45.83   48.56       0.00
                                                                         2015   48.56   47.29       0.00
                                                                         2016   47.29   50.37       0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   13.87   13.03     512.49
                                                                         2008   13.03    8.46       0.00
                                                                         2009    8.46    9.98       0.00
                                                                         2010    9.98   10.85       3.12
                                                                         2011   10.85   10.70       0.00
                                                                         2012   10.70   12.17       0.00
                                                                         2013   12.17   16.15       0.00
                                                                         2014   16.15   17.47       0.00
                                                                         2015   17.47   17.03       0.00
                                                                         2016   17.03   19.02       0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007   28.01   28.49      86.12
                                                                         2008   28.49   16.98       0.00
                                                                         2009   16.98   20.20       0.00
                                                                         2010   20.20   22.59       0.73
                                                                         2011   22.59   20.70       0.00
                                                                         2012   20.70   23.39       0.00
                                                                         2013   23.39   25.69       0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................... 2010   11.76   13.58       0.00
                                                                         2011   13.58   12.37       0.00
                                                                         2012   12.37   13.24       0.00
                                                                         2013   13.24   18.00       0.00
                                                                         2014   18.00   17.80       0.00
                                                                         2015   17.80   16.54       0.00
                                                                         2016   16.54   14.82       0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E))..................................................... 2007   17.87   18.90       0.00
                                                                         2008   18.90    8.24       0.00
                                                                         2009    8.24   10.78       0.00
                                                                         2010   10.78   11.63       0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.25 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E).......... 2007   14.54   15.72     793.42
                                                                 2008   15.72    8.88   1,059.17
                                                                 2009    8.88   11.16     980.53
                                                                 2010   11.16   11.79   1,020.13
                                                                 2011   11.79   10.08   1,145.42
                                                                 2012   10.08   11.64   1,192.12
                                                                 2013   11.64   13.84   1,089.61
                                                                 2014   13.84   12.70   1,217.89
                                                                 2015   12.70   12.28   1,233.45
                                                                 2016   12.28   12.13   1,172.43
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E).......... 2007   20.27   19.11       0.00
                                                                 2008   19.11   11.49       0.00
                                                                 2009   11.49   12.68       0.00
                                                                 2010   12.68   15.06       0.00
                                                                 2011   15.06   15.55       0.00
                                                                 2012   15.55   16.70       0.00
                                                                 2013   16.70   22.60       0.00
                                                                 2014   22.60   22.06       0.00
                                                                 2015   22.06   21.66       0.00
                                                                 2016   21.66   25.10       0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))............ 2007   15.72   14.96       0.00
                                                                 2008   14.96    9.03       0.00
                                                                 2009    9.03   12.09       0.00
                                                                 2010   12.09   14.55       0.00
                                                                 2011   14.55   13.48       0.00
                                                                 2012   13.48   13.89       0.00
                                                                 2013   13.89   15.02       0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)........ 2007   17.97   18.68       0.00
                                                                 2008   18.68   10.86       0.00
                                                                 2009   10.86   14.88       0.00
                                                                 2010   14.88   16.89       0.00
                                                                 2011   16.89   15.13       0.00
                                                                 2012   15.13   17.95       0.00
                                                                 2013   17.95   22.34       0.00
                                                                 2014   22.34   22.33       0.00
                                                                 2015   22.33   22.71       0.00
                                                                 2016   22.71   22.28       0.00
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   11.90   12.53   2,075.26
                                                                 2008   12.53   12.30     485.72
                                                                 2009   12.30   14.22     303.43
                                                                 2010   14.22   15.05     143.46
                                                                 2011   15.05   15.21       0.00
                                                                 2012   15.21   16.25       0.00
                                                                 2013   16.25   15.60       0.00
                                                                 2014   15.60   15.92       0.00
                                                                 2015   15.92   15.58       0.00
                                                                 2016   15.58   15.64       0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   17.44   16.77       0.00
                                                                 2008   16.77   10.89       0.00
                                                                 2009   10.89   13.40       0.00
                                                                 2010   13.40   16.59       0.00
                                                                 2011   16.59   15.54       0.00
                                                                 2012   15.54   17.64       0.00
                                                                 2013   17.64   23.87       0.00
                                                                 2014   23.87   24.48       0.00
                                                                 2015   24.48   22.89       0.00
                                                                 2016   22.89   27.10       0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.25   14.15     994.56
                                                                 2008   14.15    8.03     515.64
                                                                 2009    8.03   11.24     394.44
                                                                 2010   11.24   12.85     346.66
                                                                 2011   12.85   12.41     346.76
                                                                 2012   12.41   14.42     307.91
                                                                 2013   14.42   19.58     245.92
                                                                 2014   19.58   20.85     225.83
                                                                 2015   20.85   22.55     208.12
                                                                 2016   22.55   22.41       0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.71    6.07       0.00
                                                                 2008    6.07    3.29       0.00
                                                                 2009    3.29    5.13       0.00
                                                                 2010    5.13    6.42       0.00
                                                                 2011    6.42    5.65       0.00
                                                                 2012    5.65    6.21       0.00
                                                                 2013    6.21    6.48       0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.06    9.27       0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.25 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2008    9.27    5.47     0.00
                                                                 2009    5.47    7.78     0.00
                                                                 2010    7.78    9.74     0.00
                                                                 2011    9.74    9.36     0.00
                                                                 2012    9.36   10.42     0.00
                                                                 2013   10.42   13.93     0.00
                                                                 2014   13.93   15.38     0.00
                                                                 2015   15.38   16.05     0.00
                                                                 2016   16.05   16.69     0.00
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.61   14.59     0.00
                                                                 2008   14.59    9.09     0.00
                                                                 2009    9.09   12.34     0.00
                                                                 2010   12.34   16.25     0.00
                                                                 2011   16.25   16.14     0.00
                                                                 2012   16.14   18.31     0.00
                                                                 2013   18.31   25.84     0.00
                                                                 2014   25.84   26.96     0.00
                                                                 2015   26.96   27.04     0.00
                                                                 2016   27.04   29.50     0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   18.83   19.13     0.00
                                                                 2008   19.13   15.87     0.00
                                                                 2009   15.87   20.49     0.00
                                                                 2010   20.49   22.56     0.00
                                                                 2011   22.56   23.37     0.00
                                                                 2012   23.37   25.43     0.00
                                                                 2013   25.43   25.09     0.00
                                                                 2014   25.09   25.86     0.00
                                                                 2015   25.86   24.80     0.00
                                                                 2016   24.80   26.31     0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   13.06   13.63   680.85
                                                                 2008   13.63   10.85   472.50
                                                                 2009   10.85   14.53   295.22
                                                                 2010   14.53   16.05   139.03
                                                                 2011   16.05   16.43     0.00
                                                                 2012   16.43   18.16     0.00
                                                                 2013   18.16   19.19     0.00
                                                                 2014   19.19   19.68     0.00
                                                                 2015   19.68   18.84     0.00
                                                                 2016   18.84   19.37     0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).............................................. 2007   14.74   15.00     0.00
                                                                 2008   15.00   14.61     0.00
                                                                 2009   14.61   14.88     0.00
                                                                 2010   14.88   15.37     0.00
                                                                 2011   15.37   15.83     0.00
                                                                 2012   15.83   15.96     0.00
                                                                 2013   15.96   15.49     0.00
                                                                 2014   15.49   15.53     0.00
                                                                 2015   15.53   15.25     0.00
                                                                 2016   15.25   15.08     0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.30 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                           YEAR   END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION........................................................ YEAR     UNIT VALUE     UNIT VALUE           YEAR
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2007          14.05          14.17       9,257.00
                                                                            2008          14.17          12.53       7,101.80
                                                                            2009          12.53          13.77       7,029.29
                                                                            2010          13.77          14.30           4.73
                                                                            2011          14.30          14.81           0.00
                                                                            2012          14.81          15.23           0.00
                                                                            2013          15.23          14.54           0.00
                                                                            2014          14.54          14.93           0.00
                                                                            2015          14.93          14.61           0.00
                                                                            2016          14.61          14.68           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2007          26.94          31.92      28,149.24
                                                                            2008          31.92          14.47      23,694.86
                                                                            2009          14.47          22.78      22,122.14
                                                                            2010          22.78          27.21       6,180.50
                                                                            2011          27.21          21.47           0.00
                                                                            2012          21.47          24.76           0.00
                                                                            2013          24.76          30.99           0.00
                                                                            2014          30.99          30.88           0.00
                                                                            2015          30.88          30.22           0.00
                                                                            2016          30.22          30.10           0.00
American Funds Growth Investment Division+ (Class 2)....................... 2007         125.35         137.40      11,555.27
                                                                            2008         137.40          75.11      10,853.89
                                                                            2009          75.11         102.18       8,780.01
                                                                            2010         102.18         118.33       1,750.10
                                                                            2011         118.33         110.54           0.00
                                                                            2012         110.54         127.14           0.00
                                                                            2013         127.14         161.42           0.00
                                                                            2014         161.42         170.91           0.00
                                                                            2015         170.91         178.21           0.00
                                                                            2016         178.21         190.40           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2007          91.12          93.39      13,454.75
                                                                            2008          93.39          56.63      10,951.54
                                                                            2009          56.63          72.52      10,577.71
                                                                            2010          72.52          78.85       2,314.64
                                                                            2011          78.85          75.54           0.00
                                                                            2012          75.54          86.59           0.00
                                                                            2013          86.59         112.80           0.00
                                                                            2014         112.80         121.78           0.00
                                                                            2015         121.78         120.56           0.00
                                                                            2016         120.56         131.20           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2007          15.80          17.01       3,521.03
                                                                            2008          17.01           9.27       2,273.16
                                                                            2009           9.27          11.06       2,143.16
                                                                            2010          11.06          11.57           7.45
                                                                            2011          11.57           9.04           0.00
                                                                            2012           9.04          10.55           0.00
                                                                            2013          10.55          11.89           0.00
                                                                            2014          11.89          11.25           0.00
                                                                            2015          11.25          10.76           0.00
                                                                            2016          10.76          11.06           0.00
Barclays Aggregate Bond Index Investment Division (Class E)................ 2007          12.39          12.92     118,169.13
                                                                            2008          12.92          13.36      79,215.67
                                                                            2009          13.36          13.72      69,343.08
                                                                            2010          13.72          14.19      20,004.96
                                                                            2011          14.19          14.89           0.00
                                                                            2012          14.89          15.09           0.00
                                                                            2013          15.09          14.39           0.00
                                                                            2014          14.39          14.85           0.00
                                                                            2015          14.85          14.54           0.00
                                                                            2016          14.54          14.52           0.00
BlackRock Bond Income Investment Division (Class E)........................ 2007          40.43          41.92       2,774.84
                                                                            2008          41.92          39.51       1,401.60
                                                                            2009          39.51          42.20       1,325.39
                                                                            2010          42.20          44.61         251.27
                                                                            2011          44.61          46.40           0.00
                                                                            2012          46.40          48.68           0.00
                                                                            2013          48.68          47.14           0.00
                                                                            2014          47.14          49.26           0.00
                                                                            2015          49.26          48.35           0.00
                                                                            2016          48.35          48.66           0.00
BlackRock Large Cap Value Investment Division (Class E).................... 2007          13.89          14.01      30,856.76
                                                                            2008          14.01           8.89      28,536.21
                                                                            2009           8.89           9.66      22,955.58

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.30 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2010    9.66   10.29   10,520.73
                                                                  2011   10.29   10.27        0.00
                                                                  2012   10.27   11.46        0.00
                                                                  2013   11.46   14.77        0.00
                                                                  2014   14.77   15.85        0.00
                                                                  2015   15.85   14.55        0.00
                                                                  2016   14.55   16.80        0.00
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS E) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS E)).............................................. 2007   18.94   19.42       80.25
                                                                  2008   19.42   19.49       79.66
                                                                  2009   19.49   19.11       79.05
                                                                  2010   19.11   18.67        2.97
                                                                  2011   18.67   18.25        0.00
                                                                  2012   18.25   17.83        0.00
                                                                  2013   17.83   17.43        0.00
                                                                  2014   17.43   17.03        0.00
                                                                  2015   17.03   16.64        0.00
                                                                  2016   16.64   16.30        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007    7.50    7.50    3,572.46
                                                                  2008    7.50    4.47    3,194.27
                                                                  2009    4.47    5.82    3,192.25
                                                                  2010    5.82    7.04        3.58
                                                                  2011    7.04    7.12        0.00
                                                                  2012    7.12    8.25        0.00
                                                                  2013    8.25   11.76        0.00
                                                                  2014   11.76   13.67        0.00
                                                                  2015   13.67   12.83        0.00
                                                                  2016   12.83   12.89        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS E) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS E))...................... 2007    9.44    8.68      784.70
                                                                  2008    8.68    3.85      328.14
                                                                  2009    3.85    5.19      152.52
                                                                  2010    5.19    5.45        7.31
                                                                  2011    5.45    5.78        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS E)............ 2007   36.73   43.21    2,537.74
                                                                  2008   43.21   22.89    4,093.28
                                                                  2009   22.89   33.38    3,514.33
                                                                  2010   33.38   37.58    1,039.68
                                                                  2011   37.58   35.55        0.00
                                                                  2012   35.55   38.50        0.00
                                                                  2013   38.50   49.89        0.00
                                                                  2014   49.89   54.10        0.00
                                                                  2015   54.10   54.31        0.00
                                                                  2016   54.31   55.86        0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   19.16   18.54   13,217.81
                                                                  2008   18.54   10.72    9,951.27
                                                                  2009   10.72   16.26    8,383.57
                                                                  2010   16.26   18.52    6,189.93
                                                                  2011   18.52   15.54        0.00
                                                                  2012   15.54   19.63        0.00
                                                                  2013   19.63   25.07        0.00
                                                                  2014   25.07   23.11        0.00
                                                                  2015   23.11   21.58        0.00
                                                                  2016   21.58   22.84        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2007   24.61   24.84   28,604.87
                                                                  2008   24.84   12.77   23,897.67
                                                                  2009   12.77   18.44   24,459.06
                                                                  2010   18.44   22.74    6,960.45
                                                                  2011   22.74   20.77        0.00
                                                                  2012   20.77   22.90        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS E).............. 2012   22.79   23.30        0.00
                                                                  2013   23.30   29.70        0.00
                                                                  2014   29.70   31.85        0.00
                                                                  2015   31.85   28.37        0.00
                                                                  2016   28.37   32.06        0.00
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E)........... 2007   14.06   15.28    5,262.38
                                                                  2008   15.28    9.15    5,258.44
                                                                  2009    9.15   11.98    5,257.85
                                                                  2010   11.98   14.79    2,611.62
                                                                  2011   14.79   14.31        0.00
                                                                  2012   14.31   16.55        0.00
                                                                  2013   16.55   22.70        0.00
                                                                  2014   22.70   23.96        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.30 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2015   23.96   23.04        0.00
                                                                  2016   23.04   25.12        0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS E).................... 2007    4.66    5.08      310.35
                                                                  2008    5.08    3.15      309.75
                                                                  2009    3.15    4.30      309.75
                                                                  2010    4.30    4.69        4.44
                                                                  2011    4.69    4.60        0.00
                                                                  2012    4.60    5.19        0.00
                                                                  2013    5.19    6.95        0.00
                                                                  2014    6.95    7.39        0.00
                                                                  2015    7.39    7.99        0.00
                                                                  2016    7.99    7.81        0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS E)....... 2007   28.85   31.50    5,193.80
                                                                  2008   31.50   19.70    3,570.26
                                                                  2009   19.70   25.04    3,505.53
                                                                  2010   25.04   31.16      119.50
                                                                  2011   31.16   30.59        0.00
                                                                  2012   30.59   34.19        0.00
                                                                  2013   34.19   47.05        0.00
                                                                  2014   47.05   47.64        0.00
                                                                  2015   47.64   45.79        0.00
                                                                  2016   45.79   53.29        0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS E)........................................................ 2007   10.38   10.60   12,101.08
                                                                  2008   10.60    6.07    5,283.40
                                                                  2009    6.07    7.71    3,375.21
                                                                  2010    7.71    9.91        6.08
                                                                  2011    9.91    9.97        0.00
                                                                  2012    9.97   10.81        0.00
                                                                  2013   10.81   15.69        0.00
                                                                  2014   15.69   15.49        0.00
                                                                  2015   15.49   15.38        0.00
                                                                  2016   15.38   15.95        0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS E).......... 2007   35.35   32.13   12,058.79
                                                                  2008   32.13   16.93    9,227.36
                                                                  2009   16.93   23.38    9,514.53
                                                                  2010   23.38   26.25    3,485.99
                                                                  2011   26.25   27.34        0.00
                                                                  2012   27.34   29.84        0.00
                                                                  2013   29.84   39.86        0.00
                                                                  2014   39.86   39.64        0.00
                                                                  2015   39.64   35.03        0.00
                                                                  2016   35.03   42.03        0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS E)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS E))............ 2007   35.79   36.96   16,142.71
                                                                  2008   36.96   27.14   16,098.19
                                                                  2009   27.14   31.07   16,953.77
                                                                  2010   31.07   33.23    1,465.17
                                                                  2011   33.23   33.67        0.00
                                                                  2012   33.67   36.90        0.00
                                                                  2013   36.90   43.42        0.00
                                                                  2014   43.42   46.85        0.00
                                                                  2015   46.85   46.89        0.00
                                                                  2016   46.89   48.95        0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS E) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS E))................................... 2007   34.07   34.77   12,614.06
                                                                  2008   34.77   20.57   12,033.70
                                                                  2009   20.57   26.50   10,838.38
                                                                  2010   26.50   28.95    1,477.05
                                                                  2011   28.95   27.11        0.00
                                                                  2012   27.11   29.86        0.00
                                                                  2013   29.86   38.97        0.00
                                                                  2014   38.97   42.06        0.00
                                                                  2015   42.06   42.04        0.00
                                                                  2016   42.04   44.02        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS E) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS E))................................... 2007   62.19   65.05        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS E) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS E))............................................. 2007   64.50   64.72    3,544.63
                                                                  2008   64.72   39.68    3,420.61
                                                                  2009   39.68   46.26    3,250.40
                                                                  2010   46.26   50.94    1,284.02
                                                                  2011   50.94   49.93        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.30 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------
                                                                         2012   49.93   55.42        0.00
                                                                         2013   55.42   72.73        0.00
                                                                         2014   72.73   80.82        0.00
                                                                         2015   80.82   82.57        0.00
                                                                         2016   82.57   87.45        0.00
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS E)............... 2007   14.84   15.61   24,468.60
                                                                         2008   15.61    9.71   21,241.31
                                                                         2009    9.71   13.00   15,953.73
                                                                         2010   13.00   16.02    2,839.34
                                                                         2011   16.02   15.33        0.00
                                                                         2012   15.33   17.59        0.00
                                                                         2013   17.59   22.86        0.00
                                                                         2014   22.86   24.43        0.00
                                                                         2015   24.43   23.26        0.00
                                                                         2016   23.26   27.34        0.00
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS E)....................... 2007   38.13   39.14   60,082.79
                                                                         2008   39.14   24.03   66,198.66
                                                                         2009   24.03   29.60   54,131.11
                                                                         2010   29.60   33.15   14,968.51
                                                                         2011   33.15   32.95        0.00
                                                                         2012   32.95   37.21        0.00
                                                                         2013   37.21   47.94        0.00
                                                                         2014   47.94   53.03        0.00
                                                                         2015   53.03   52.35        0.00
                                                                         2016   52.35   57.05        0.00
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS E)....... 2007   15.30   16.95   14,077.15
                                                                         2008   16.95    9.55   10,381.44
                                                                         2009    9.55   12.30    5,882.28
                                                                         2010   12.30   13.41      310.78
                                                                         2011   13.41   11.71        0.00
                                                                         2012   11.71   13.37        0.00
                                                                         2013   13.37   15.60        0.00
                                                                         2014   15.60   14.20        0.00
                                                                         2015   14.20   13.63        0.00
                                                                         2016   13.63   13.22        0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS E)................. 2007   37.49   38.14    8,629.69
                                                                         2008   38.14   28.94    6,112.80
                                                                         2009   28.94   33.46    6,808.48
                                                                         2010   33.46   35.90    2,357.63
                                                                         2011   35.90   35.84      132.21
                                                                         2012   35.84   38.99        0.00
                                                                         2013   38.99   45.23        0.00
                                                                         2014   45.23   47.89        0.00
                                                                         2015   47.89   46.62        0.00
                                                                         2016   46.62   49.62        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E)........................ 2007   13.82   12.97   32,180.58
                                                                         2008   12.97    8.41   30,478.50
                                                                         2009    8.41    9.92   24,513.24
                                                                         2010    9.92   10.79    6,500.75
                                                                         2011   10.79   10.63        0.00
                                                                         2012   10.63   12.09        0.00
                                                                         2013   12.09   16.03        0.00
                                                                         2014   16.03   17.33        0.00
                                                                         2015   17.33   16.89        0.00
                                                                         2016   16.89   18.85        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS E) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS E)).................................. 2007   27.82   28.28      839.18
                                                                         2008   28.28   16.85      245.49
                                                                         2009   16.85   20.03      243.40
                                                                         2010   20.03   22.39       39.92
                                                                         2011   22.39   20.51        0.00
                                                                         2012   20.51   23.16        0.00
                                                                         2013   23.16   25.44        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E)............................................................... 2010   11.68   13.49    3,110.29
                                                                         2011   13.49   12.28        0.00
                                                                         2012   12.28   13.13        0.00
                                                                         2013   13.13   17.85        0.00
                                                                         2014   17.85   17.64        0.00
                                                                         2015   17.64   16.38        0.00
                                                                         2016   16.38   14.67        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS E) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS E))..................................................... 2007   17.78   18.80    8,808.99
                                                                         2008   18.80    8.19    9,063.38
                                                                         2009    8.19   10.71    6,659.68
                                                                         2010   10.71   11.55        0.00

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.30 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS E).......... 2007   14.48   15.64   43,124.87
                                                                 2008   15.64    8.84   34,166.97
                                                                 2009    8.84   11.10   28,472.54
                                                                 2010   11.10   11.72    7,171.52
                                                                 2011   11.72   10.01        0.00
                                                                 2012   10.01   11.56        0.00
                                                                 2013   11.56   13.73        0.00
                                                                 2014   13.73   12.60        0.00
                                                                 2015   12.60   12.17        0.00
                                                                 2016   12.17   12.02        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E).......... 2007   20.21   19.04   40,437.15
                                                                 2008   19.04   11.44   30,847.28
                                                                 2009   11.44   12.62   29,630.29
                                                                 2010   12.62   14.98   10,291.09
                                                                 2011   14.98   15.46        0.00
                                                                 2012   15.46   16.60        0.00
                                                                 2013   16.60   22.45        0.00
                                                                 2014   22.45   21.90        0.00
                                                                 2015   21.90   21.49        0.00
                                                                 2016   21.49   24.90        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS E)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS E))............ 2007   15.68   14.91   10,961.23
                                                                 2008   14.91    9.00    5,828.73
                                                                 2009    9.00   12.04    4,819.59
                                                                 2010   12.04   14.48    2,384.21
                                                                 2011   14.48   13.41        0.00
                                                                 2012   13.41   13.81        0.00
                                                                 2013   13.81   14.94        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS E)........ 2007   17.88   18.58    9,601.04
                                                                 2008   18.58   10.80    3,894.39
                                                                 2009   10.80   14.78    3,721.25
                                                                 2010   14.78   16.77      504.90
                                                                 2011   16.77   15.02        0.00
                                                                 2012   15.02   17.81        0.00
                                                                 2013   17.81   22.15        0.00
                                                                 2014   22.15   22.13        0.00
                                                                 2015   22.13   22.50        0.00
                                                                 2016   22.50   22.06        0.00
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS E)................ 2007   11.87   12.48   34,625.35
                                                                 2008   12.48   12.26   30,494.01
                                                                 2009   12.26   14.16   28,601.70
                                                                 2010   14.16   14.98    6,567.68
                                                                 2011   14.98   15.13        0.00
                                                                 2012   15.13   16.16        0.00
                                                                 2013   16.16   15.50        0.00
                                                                 2014   15.50   15.81        0.00
                                                                 2015   15.81   15.46        0.00
                                                                 2016   15.46   15.52        0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS E)....... 2007   17.37   16.69   21,158.37
                                                                 2008   16.69   10.83   18,970.10
                                                                 2009   10.83   13.32   16,825.30
                                                                 2010   13.32   16.49    6,716.64
                                                                 2011   16.49   15.44        0.00
                                                                 2012   15.44   17.52        0.00
                                                                 2013   17.52   23.69        0.00
                                                                 2014   23.69   24.29        0.00
                                                                 2015   24.29   22.69        0.00
                                                                 2016   22.69   26.85        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.20   14.09   10,313.66
                                                                 2008   14.09    7.99    9,079.63
                                                                 2009    7.99   11.18    9,598.42
                                                                 2010   11.18   12.77      144.32
                                                                 2011   12.77   12.33        0.00
                                                                 2012   12.33   14.31        0.00
                                                                 2013   14.31   19.43        0.00
                                                                 2014   19.43   20.68        0.00
                                                                 2015   20.68   22.36        0.00
                                                                 2016   22.36   22.20        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS E)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS E))......... 2007    4.69    6.05   10,501.01
                                                                 2008    6.05    3.28   12,493.01
                                                                 2009    3.28    5.11    4,535.60
                                                                 2010    5.11    6.38    1,603.83
                                                                 2011    6.38    5.62        0.00
                                                                 2012    5.62    6.17        0.00
                                                                 2013    6.17    6.44        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS E)...... 2007    8.04    9.24   30,980.43

GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN
FUNDS(REG. TM) CLASS 2
2.30 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2008    9.24    5.45   14,394.59
                                                                 2009    5.45    7.75   12,734.05
                                                                 2010    7.75    9.69    3,584.79
                                                                 2011    9.69    9.31        0.00
                                                                 2012    9.31   10.36        0.00
                                                                 2013   10.36   13.84        0.00
                                                                 2014   13.84   15.28        0.00
                                                                 2015   15.28   15.93        0.00
                                                                 2016   15.93   16.56        0.00
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS E).... 2007   13.54   14.51   13,359.56
                                                                 2008   14.51    9.04    6,127.32
                                                                 2009    9.04   12.26    3,719.73
                                                                 2010   12.26   16.14      642.58
                                                                 2011   16.14   16.02        0.00
                                                                 2012   16.02   18.17        0.00
                                                                 2013   18.17   25.62        0.00
                                                                 2014   25.62   26.72        0.00
                                                                 2015   26.72   26.79        0.00
                                                                 2016   26.79   29.20        0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E)................................... 2007   18.72   19.00   31,801.74
                                                                 2008   19.00   15.76   26,188.70
                                                                 2009   15.76   20.33   20,103.85
                                                                 2010   20.33   22.38    8,125.89
                                                                 2011   22.38   23.17        0.00
                                                                 2012   23.17   25.20        0.00
                                                                 2013   25.20   24.85        0.00
                                                                 2014   24.85   25.60        0.00
                                                                 2015   25.60   24.54        0.00
                                                                 2016   24.54   26.02        0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS E) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS E))........................ 2007   12.99   13.55   13,210.27
                                                                 2008   13.55   10.79   10,001.41
                                                                 2009   10.79   14.43    6,152.15
                                                                 2010   14.43   15.94      264.66
                                                                 2011   15.94   16.31        0.00
                                                                 2012   16.31   18.01        0.00
                                                                 2013   18.01   19.02        0.00
                                                                 2014   19.02   19.50        0.00
                                                                 2015   19.50   18.67        0.00
                                                                 2016   18.67   19.19        0.00
WESTERN ASSET MANAGEMENT U.S GOVERNMENT INVESTMENT
DIVISION (CLASS E).............................................. 2007   14.65   14.90    4,958.70
                                                                 2008   14.90   14.50    2,210.16
                                                                 2009   14.50   14.77    2,099.48
                                                                 2010   14.77   15.25      479.03
                                                                 2011   15.25   15.69        0.00
                                                                 2012   15.69   15.81        0.00
                                                                 2013   15.81   15.34        0.00
                                                                 2014   15.34   15.37        0.00
                                                                 2015   15.37   15.08        0.00
                                                                 2016   15.08   14.92        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.45 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------
                                                                                    BEGINNING OF                     NUMBER OF
                                                                                            YEAR   END OF YEAR    ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION......................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.21          10.55   2,926,135.30
                                                                             2013          10.55          11.56   3,876,664.92
                                                                             2014          11.56          12.23   3,792,910.00
                                                                             2015          12.23          12.13   3,743,436.80
                                                                             2016          12.13          12.38   3,524,290.05
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)....................................................... 2014           0.99           1.04     496,007.42
                                                                             2015           1.04           1.01   1,173,630.08
                                                                             2016           1.01           1.02   1,046,005.63
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2007          15.26          15.52     149,814.19
                                                                             2008          15.52          13.84      47,001.89
                                                                             2009          13.84          15.34      44,475.29
                                                                             2010          15.34          16.07      36,490.00
                                                                             2011          16.07          16.78      22,553.70
                                                                             2012          16.78          17.40      17,940.74
                                                                             2013          17.40          16.75      13,875.19
                                                                             2014          16.75          17.36      11,709.87
                                                                             2015          17.36          17.13      10,459.60
                                                                             2016          17.13          17.35      11,845.51
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2007          29.00          34.66     293,038.02
                                                                             2008          34.66          15.85     229,143.49
                                                                             2009          15.85          25.16     215,741.06
                                                                             2010          25.16          30.31     201,537.32
                                                                             2011          30.31          24.12     184,596.10
                                                                             2012          24.12          28.05     148,646.50
                                                                             2013          28.05          35.41     123,984.38
                                                                             2014          35.41          35.59     105,295.27
                                                                             2015          35.59          35.12      88,692.01
                                                                             2016          35.12          35.29      69,956.75
American Funds Growth Investment Division+ (Class 2)........................ 2007         152.29         168.36      99,935.58
                                                                             2008         168.36          92.82      86,140.60
                                                                             2009          92.82         127.36      76,883.79
                                                                             2010         127.36         148.75      76,604.81
                                                                             2011         148.75         140.13      68,947.90
                                                                             2012         140.13         162.57      57,125.17
                                                                             2013         162.57         208.15      48,181.45
                                                                             2014         208.15         222.28      41,094.17
                                                                             2015         222.28         233.76      35,763.33
                                                                             2016         233.76         251.87      31,528.60
American Funds Growth-Income Investment Division+ (Class 2)................. 2007         110.70         114.43     111,462.86
                                                                             2008         114.43          69.98      96,246.95
                                                                             2009          69.98          90.39      83,532.89
                                                                             2010          90.39          99.12      87,048.37
                                                                             2011          99.12          95.76      75,148.47
                                                                             2012          95.76         110.71      62,226.93
                                                                             2013         110.71         145.46      53,494.15
                                                                             2014         145.46         158.37      46,592.52
                                                                             2015         158.37         158.13      40,521.96
                                                                             2016         158.13         173.55      33,675.10
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2008          10.00           7.00     902,840.18
                                                                             2009           7.00           8.93   1,879,830.36
                                                                             2010           8.93           9.87   3,099,209.45
                                                                             2011           9.87           9.52   3,313,456.04
                                                                             2012           9.52          10.66   3,187,551.86
                                                                             2013          10.66          12.45   3,295,052.51
                                                                             2014          12.45          13.01   3,232,111.79
                                                                             2015          13.01          12.73   3,080,255.05
                                                                             2016          12.73          13.53   2,885,703.84
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2008           9.99           6.35     951,986.85
                                                                             2009           6.35           8.39   2,027,386.32
                                                                             2010           8.39           9.39   2,250,153.60
                                                                             2011           9.39           8.82   2,155,405.09
                                                                             2012           8.82          10.09   1,902,389.97
                                                                             2013          10.09          12.45   1,838,284.35
                                                                             2014          12.45          13.05   1,890,133.38
                                                                             2015          13.05          12.77   1,851,401.45
                                                                             2016          12.77          13.71   1,849,646.97
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2008          10.01           7.68   1,040,343.40
                                                                             2009           7.68           9.34   3,613,034.73
                                                                             2010           9.34          10.12   5,412,835.82
                                                                             2011          10.12           9.99   6,023,795.43

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.45 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2012    9.99   10.91   5,991,561.61
                                                                 2013   10.91   12.21   5,674,932.16
                                                                 2014   12.21   12.77   5,378,603.24
                                                                 2015   12.77   12.49   5,003,825.96
                                                                 2016   12.49   13.18   4,316,430.80
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012)..................................................... 2012   11.14   11.55   4,042,465.08
                                                                 2013   11.55   10.99   4,516,696.54
                                                                 2014   10.99   11.27   4,243,897.23
                                                                 2015   11.27   10.04   3,986,918.36
                                                                 2016   10.04   10.79   3,596,765.36
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)....................................................... 2007   17.80   19.31     334,722.48
                                                                 2008   19.31   10.61     492,190.98
                                                                 2009   10.61   12.75     458,617.32
                                                                 2010   12.75   13.42     463,014.81
                                                                 2011   13.42   10.57     500,619.17
                                                                 2012   10.57   12.43     456,862.29
                                                                 2013   12.43   14.11     391,419.37
                                                                 2014   14.11   13.44     363,175.15
                                                                 2015   13.44   12.96     341,184.29
                                                                 2016   12.96   13.42     314,161.05
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)....................................................... 2007   13.08   13.75   3,352,747.46
                                                                 2008   13.75   14.31   2,990,967.30
                                                                 2009   14.31   14.81   3,426,971.26
                                                                 2010   14.81   15.43   3,995,494.39
                                                                 2011   15.43   16.31   4,173,734.13
                                                                 2012   16.31   16.66   4,398,212.21
                                                                 2013   16.66   16.00   4,800,501.63
                                                                 2014   16.00   16.64   4,745,608.71
                                                                 2015   16.64   16.41   4,531,833.91
                                                                 2016   16.41   16.52   4,337,161.57
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............. 2007   45.86   47.92     346,047.09
                                                                 2008   47.92   45.50     297,979.32
                                                                 2009   45.50   48.96     343,585.03
                                                                 2010   48.96   52.15     414,581.64
                                                                 2011   52.15   54.64     399,462.79
                                                                 2012   54.64   57.77     396,075.88
                                                                 2013   57.77   56.37     410,153.92
                                                                 2014   56.37   59.34     402,870.48
                                                                 2015   59.34   58.68     425,425.27
                                                                 2016   58.68   59.50     418,332.76
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007   27.24   31.79     177,230.08
                                                                 2008   31.79   19.83     186,843.17
                                                                 2009   19.83   26.69     261,886.10
                                                                 2010   26.69   31.43     285,585.27
                                                                 2011   31.43   28.14     349,149.32
                                                                 2012   28.14   31.63     317,405.84
                                                                 2013   31.63   41.75     278,831.45
                                                                 2014   41.75   44.70     263,782.91
                                                                 2015   44.70   46.71     251,831.77
                                                                 2016   46.71   45.97     216,622.26
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007   17.20   17.58      24,685.82
                                                                 2008   17.58    9.53      48,066.87
                                                                 2009    9.53    9.93           0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012    9.96   10.28   4,561,809.47
                                                                 2013   10.28   11.18   5,383,823.09
                                                                 2014   11.18   11.67   5,211,699.64
                                                                 2015   11.67   11.49   5,111,720.74
                                                                 2016   11.49   11.83   4,728,190.54
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007   14.38   14.62     913,871.38
                                                                 2008   14.62    9.35     920,284.41
                                                                 2009    9.35   10.23   1,063,198.34
                                                                 2010   10.23   10.99   1,164,582.93
                                                                 2011   10.99   11.05   1,180,555.02
                                                                 2012   11.05   12.41   1,145,938.85
                                                                 2013   12.41   16.12   1,051,379.58
                                                                 2014   16.12   17.43   1,004,100.42
                                                                 2015   17.43   16.12     927,433.93
                                                                 2016   16.12   18.76     888,388.82
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007   22.57   23.32      67,046.30

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.45 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2008    23.32    23.58      226,643.43
                                                                  2009    23.58    23.30      241,628.46
                                                                  2010    23.30    22.96      313,407.10
                                                                  2011    22.96    22.63      353,516.24
                                                                  2012    22.63    22.31      351,871.60
                                                                  2013    22.31    21.99      293,001.36
                                                                  2014    21.99    21.67      294,342.89
                                                                  2015    21.67    21.36      220,512.69
                                                                  2016    21.36    21.07      237,628.95
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)......... 2007    19.42    16.27    1,333,509.25
                                                                  2008    16.27     9.35    1,306,547.14
                                                                  2009     9.35    12.42    1,296,324.92
                                                                  2010    12.42    14.21    1,323,704.72
                                                                  2011    14.21    13.22    1,330,824.80
                                                                  2012    13.22    16.42    1,207,525.70
                                                                  2013    16.42    16.76    1,259,911.15
                                                                  2014    16.76    18.71    1,115,378.33
                                                                  2015    18.71    18.18    1,028,045.22
                                                                  2016    18.18    18.07      961,617.77
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007     7.76     7.82      133,936.45
                                                                  2008     7.82     4.70      103,195.76
                                                                  2009     4.70     6.16      158,051.68
                                                                  2010     6.16     7.51      174,158.54
                                                                  2011     7.51     7.65      660,360.01
                                                                  2012     7.65     8.93      657,588.80
                                                                  2013     8.93    12.82      773,449.19
                                                                  2014    12.82    15.02    2,674,139.36
                                                                  2015    15.02    14.21    2,652,948.34
                                                                  2016    14.21    14.38    2,403,792.14
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007).................................. 2007   144.01   176.60       23,410.63
                                                                  2008   176.60   100.95       96,407.34
                                                                  2009   100.95   142.14      155,634.97
                                                                  2010   142.14   153.26      179,103.98
                                                                  2011   153.26   139.66      174,889.46
                                                                  2012   139.66   168.63      161,181.06
                                                                  2013   168.63   214.05      131,693.17
                                                                  2014   214.05   222.86            0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007     9.99     9.26      212,296.75
                                                                  2008     9.26     4.14      235,954.50
                                                                  2009     4.14     5.63      286,358.52
                                                                  2010     5.63     5.96      412,437.26
                                                                  2011     5.96     6.33            0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007    42.15    49.95       86,656.33
                                                                  2008    49.95    26.66      110,017.34
                                                                  2009    26.66    39.17      129,389.63
                                                                  2010    39.17    44.39      136,179.42
                                                                  2011    44.39    42.34      132,375.01
                                                                  2012    42.34    46.19      133,269.52
                                                                  2013    46.19    60.29      115,322.94
                                                                  2014    60.29    65.88      109,145.81
                                                                  2015    65.88    66.62      105,319.41
                                                                  2016    66.62    69.05       99,573.28
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007    19.94    19.43      898,238.20
                                                                  2008    19.43    11.32      720,678.05
                                                                  2009    11.32    17.30      850,366.46
                                                                  2010    17.30    19.85    1,061,823.08
                                                                  2011    19.85    16.78    1,181,783.78
                                                                  2012    16.78    21.37    1,075,490.80
                                                                  2013    21.37    27.49    1,124,581.34
                                                                  2014    27.49    25.52    1,129,054.96
                                                                  2015    25.52    24.02    1,102,172.32
                                                                  2016    24.02    25.61      997,642.99
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012     1.01     1.04    8,629,951.35
                                                                  2013     1.04     1.05   15,039,114.47
                                                                  2014     1.05     1.09   15,479,371.73
                                                                  2015     1.09     1.03   15,154,199.20
                                                                  2016     1.03     1.13   15,044,103.13
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007    26.09    26.54      854,405.39
                                                                  2008    26.54    13.73      879,279.15
                                                                  2009    13.73    20.00      871,062.72
                                                                  2010    20.00    24.85      929,780.66

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.45 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2011   24.85   22.86      952,078.56
                                                                  2012   22.86   25.27            0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012   25.15   25.85      858,449.46
                                                                  2013   25.85   33.20      786,274.20
                                                                  2014   33.20   35.87      692,331.51
                                                                  2015   35.87   32.18      654,611.14
                                                                  2016   32.18   36.64      579,269.65
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007   14.60   15.98      115,997.43
                                                                  2008   15.98    9.65      125,549.28
                                                                  2009    9.65   12.72      157,451.28
                                                                  2010   12.72   15.83      151,252.86
                                                                  2011   15.83   15.43      165,431.97
                                                                  2012   15.43   17.98      148,820.52
                                                                  2013   17.98   24.84      147,459.47
                                                                  2014   24.84   26.42      154,209.27
                                                                  2015   26.42   25.60      144,773.74
                                                                  2016   25.60   28.11      130,963.25
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007    4.92    5.40      251,056.93
                                                                  2008    5.40    3.38      250,285.03
                                                                  2009    3.38    4.65      565,658.19
                                                                  2010    4.65    5.10      963,957.09
                                                                  2011    5.10    5.04    1,250,011.20
                                                                  2012    5.04    5.74    2,042,580.49
                                                                  2013    5.74    7.73    1,561,084.17
                                                                  2014    7.73    8.29    1,402,325.63
                                                                  2015    8.29    9.03    1,286,784.15
                                                                  2016    9.03    8.89    1,211,092.96
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    9.13   10.28      184,491.43
                                                                  2008   10.28    5.47      293,344.46
                                                                  2009    5.47    7.76      431,520.86
                                                                  2010    7.76    8.36      541,405.36
                                                                  2011    8.36    8.13      538,585.95
                                                                  2012    8.13    9.14            0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04    6,485,546.48
                                                                  2013    1.04    1.14   18,644,869.08
                                                                  2014    1.14    1.21   20,077,900.17
                                                                  2015    1.21    1.20   20,501,365.87
                                                                  2016    1.20    1.22   19,686,336.03
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   15.30   16.80      417,987.22
                                                                  2014   16.80   17.14      392,520.27
                                                                  2015   17.14   17.10      376,237.30
                                                                  2016   17.10   17.66      359,190.19
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.98       45,803.80
                                                                  2009    7.98   10.05      117,734.00
                                                                  2010   10.05   11.08      295,666.38
                                                                  2011   11.08   11.15      425,592.19
                                                                  2012   11.15   12.37      416,458.13
                                                                  2013   12.37   12.91            0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   31.83   35.02      205,151.24
                                                                  2008   35.02   22.07      206,036.26
                                                                  2009   22.07   28.26      227,229.30
                                                                  2010   28.26   35.43      224,643.04
                                                                  2011   35.43   35.04      217,256.18
                                                                  2012   35.04   39.47      197,627.20
                                                                  2013   39.47   54.73      187,336.29
                                                                  2014   54.73   55.83      176,465.64
                                                                  2015   55.83   54.06      157,701.74
                                                                  2016   54.06   63.40      144,004.66
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.83   11.13      147,707.44
                                                                  2008   11.13    6.44      191,301.13
                                                                  2009    6.44    8.23      236,137.48
                                                                  2010    8.23   10.66      196,903.89
                                                                  2011   10.66   10.79      194,491.72
                                                                  2012   10.79   11.79      175,148.87
                                                                  2013   11.79   17.25      163,056.96
                                                                  2014   17.25   17.16      143,853.98
                                                                  2015   17.16   17.16      123,561.90
                                                                  2016   17.16   17.93      102,064.94
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   38.85   35.57      304,687.83
                                                                  2008   35.57   18.88      261,327.40
                                                                  2009   18.88   26.28      258,728.89

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.45 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2010    26.28    29.73     252,011.51
                                                                  2011    29.73    31.20     262,737.90
                                                                  2012    31.20    34.31     244,245.87
                                                                  2013    34.31    46.17     233,879.06
                                                                  2014    46.17    46.27     225,285.56
                                                                  2015    46.27    41.19     198,546.70
                                                                  2016    41.19    49.80     194,629.88
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011     9.98     9.76      40,149.93
                                                                  2012     9.76    10.04      94,628.08
                                                                  2013    10.04    10.01     581,968.93
                                                                  2014    10.01     9.97     786,455.07
                                                                  2015     9.97     9.77     779,477.26
                                                                  2016     9.77     9.93     761,194.47
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007    41.59    43.29     213,758.06
                                                                  2008    43.29    32.01     225,676.47
                                                                  2009    32.01    36.91     232,343.23
                                                                  2010    36.91    39.77     220,295.64
                                                                  2011    39.77    40.61     207,842.50
                                                                  2012    40.61    44.87     197,932.27
                                                                  2013    44.87    53.19     180,695.37
                                                                  2014    53.19    57.81     159,743.39
                                                                  2015    57.81    58.29     137,934.91
                                                                  2016    58.29    61.32     117,224.11
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007    37.37    38.43     788,983.77
                                                                  2008    38.43    22.90     852,417.84
                                                                  2009    22.90    29.72     965,850.92
                                                                  2010    29.72    32.72   1,066,301.29
                                                                  2011    32.72    30.88   1,042,758.28
                                                                  2012    30.88    34.27     972,821.16
                                                                  2013    34.27    45.05     914,654.47
                                                                  2014    45.05    48.99     803,472.54
                                                                  2015    48.99    49.32     710,403.93
                                                                  2016    49.32    52.04     645,780.74
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007    74.22    77.82           0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007    77.17    77.81      63,747.92
                                                                  2008    77.81    48.07      75,131.06
                                                                  2009    48.07    56.48      75,653.33
                                                                  2010    56.48    62.60      72,552.76
                                                                  2011    62.60    61.85      74,751.61
                                                                  2012    61.85    69.14      65,177.50
                                                                  2013    69.14    91.50      58,863.82
                                                                  2014    91.50   102.37      50,934.53
                                                                  2015   102.37   105.43      40,503.33
                                                                  2016   105.43   112.51      32,556.35
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011    12.12    10.38     775,315.08
                                                                  2012    10.38    11.94     654,096.70
                                                                  2013    11.94    15.24     601,649.31
                                                                  2014    15.24    15.78     622,250.13
                                                                  2015    15.78    15.24     560,624.47
                                                                  2016    15.24    16.37     514,078.29
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    12.70    12.93     618,837.35
                                                                  2008    12.93     7.59     507,161.07
                                                                  2009     7.59     9.83     638,241.17
                                                                  2010     9.83    11.21     687,375.82
                                                                  2011    11.21    12.16           0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007    10.84    11.28     649,650.54
                                                                  2008    11.28     9.52   1,348,550.66
                                                                  2009     9.52    11.31   1,764,144.75
                                                                  2010    11.31    12.27   2,221,204.41
                                                                  2011    12.27    12.48   2,504,571.13
                                                                  2012    12.48    13.43   2,818,239.91
                                                                  2013    13.43    13.81   2,716,853.79
                                                                  2014    13.81    14.22   2,433,972.31
                                                                  2015    14.22    13.93   2,360,290.51
                                                                  2016    13.93    14.35   2,020,104.22

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.45 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)............................................................. 2007   11.33   11.71    3,547,905.91
                                                                        2008   11.71    9.05    4,806,715.49
                                                                        2009    9.05   11.03    5,848,119.36
                                                                        2010   11.03   12.12    7,008,542.55
                                                                        2011   12.12   12.07    7,475,816.82
                                                                        2012   12.07   13.26    7,656,285.76
                                                                        2013   13.26   14.50    6,915,137.76
                                                                        2014   14.50   15.00    6,270,450.77
                                                                        2015   15.00   14.62    5,595,382.31
                                                                        2016   14.62   15.29    5,073,471.30
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)............................................................. 2007   11.84   12.18   10,064,675.95
                                                                        2008   12.18    8.56   12,353,978.93
                                                                        2009    8.56   10.68   16,569,242.58
                                                                        2010   10.68   11.91   21,034,060.57
                                                                        2011   11.91   11.58   22,147,558.60
                                                                        2012   11.58   12.92   21,780,778.59
                                                                        2013   12.92   15.03   20,829,467.27
                                                                        2014   15.03   15.56   19,567,048.48
                                                                        2015   15.56   15.14   18,205,843.53
                                                                        2016   15.14   15.99   16,443,699.69
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)................................................. 2013   11.59   13.21      404,819.81
                                                                        2014   13.21   13.16            0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)............................................................. 2007   12.35   12.64    7,696,826.74
                                                                        2008   12.64    8.08    9,421,701.73
                                                                        2009    8.08   10.28   11,081,050.90
                                                                        2010   10.28   11.62   10,804,940.65
                                                                        2011   11.62   11.02   10,096,614.72
                                                                        2012   11.02   12.53    9,083,118.91
                                                                        2013   12.53   15.36    8,791,780.80
                                                                        2014   15.36   15.93    8,717,827.12
                                                                        2015   15.93   15.43    8,071,378.78
                                                                        2016   15.43   16.45    7,392,872.71
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    7.03      222,938.17
                                                                        2009    7.03    8.90      409,918.32
                                                                        2010    8.90    9.66      406,328.64
                                                                        2011    9.66    9.35      392,549.81
                                                                        2012    9.35   10.70      371,044.59
                                                                        2013   10.70   11.52            0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.99   10.45    4,458,350.10
                                                                        2013   10.45   11.78    7,739,773.26
                                                                        2014   11.78   12.73    8,613,204.85
                                                                        2015   12.73   12.04    8,542,938.88
                                                                        2016   12.04   12.85    8,035,082.79
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.56   16.49      750,891.70
                                                                        2008   16.49   10.34      848,571.17
                                                                        2009   10.34   13.94      922,395.40
                                                                        2010   13.94   17.31      981,790.09
                                                                        2011   17.31   16.68    1,068,023.86
                                                                        2012   16.68   19.29    1,061,147.98
                                                                        2013   19.29   25.26    1,148,417.94
                                                                        2014   25.26   27.19    1,091,745.65
                                                                        2015   27.19   26.10    1,006,538.89
                                                                        2016   26.10   30.91      914,913.20
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.12    6,253,847.07
                                                                        2014    1.12    1.21    9,972,585.05
                                                                        2015    1.21    1.18   16,382,424.11
                                                                        2016    1.18    1.21   15,592,462.84
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   42.60   44.07    1,572,342.77
                                                                        2008   44.07   27.25    1,892,748.62
                                                                        2009   27.25   33.82    1,991,100.45
                                                                        2010   33.82   38.17    2,169,883.98
                                                                        2011   38.17   38.23    2,276,452.07
                                                                        2012   38.23   43.49    2,156,879.22
                                                                        2013   43.49   56.46    1,970,951.96
                                                                        2014   56.46   62.93    1,808,587.56
                                                                        2015   62.93   62.59    1,697,630.61
                                                                        2016   62.59   68.72    1,538,432.20
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.98   17.85      484,949.14
                                                                        2008   17.85   10.13      815,884.26

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.45 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------
                                                                     2009   10.13   13.14     850,345.69
                                                                     2010   13.14   14.43     865,495.87
                                                                     2011   14.43   12.70     843,429.54
                                                                     2012   12.70   14.61     773,041.51
                                                                     2013   14.61   17.17     690,792.43
                                                                     2014   17.17   15.75     671,126.02
                                                                     2015   15.75   15.25     629,577.57
                                                                     2016   15.25   14.89     600,220.17
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)............. 2007   44.31   45.47     114,974.67
                                                                     2008   45.47   34.80      86,913.95
                                                                     2009   34.80   40.57     110,222.67
                                                                     2010   40.57   43.91     119,511.53
                                                                     2011   43.91   44.21     126,149.10
                                                                     2012   44.21   48.50     116,717.03
                                                                     2013   48.50   56.74     122,190.70
                                                                     2014   56.74   60.60     117,112.94
                                                                     2015   60.60   59.49     114,910.59
                                                                     2016   59.49   63.87     116,384.53
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B).................... 2007   14.69   13.90     874,341.31
                                                                     2008   13.90    9.08     916,499.08
                                                                     2009    9.08   10.79     884,230.86
                                                                     2010   10.79   11.82     936,067.96
                                                                     2011   11.82   11.73     978,775.54
                                                                     2012   11.73   13.45     867,384.44
                                                                     2013   13.45   17.94   1,471,057.63
                                                                     2014   17.94   19.56   1,242,550.97
                                                                     2015   19.56   19.20   1,124,546.09
                                                                     2016   19.20   21.60   1,067,333.70
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B)).............................. 2007   30.91   31.66     192,765.82
                                                                     2008   31.66   19.00     188,347.16
                                                                     2009   19.00   22.75     187,848.64
                                                                     2010   22.75   25.63     187,016.80
                                                                     2011   25.63   23.65     164,994.89
                                                                     2012   23.65   26.91     157,764.26
                                                                     2013   26.91   29.62           0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)......................................................... 2008    9.99    6.59      53,503.25
                                                                     2009    6.59    8.12     115,902.89
                                                                     2010    8.12    8.88     222,871.22
                                                                     2011    8.88    8.71     285,032.99
                                                                     2012    8.71    9.77     282,179.95
                                                                     2013    9.77   10.71           0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................... 2010   12.78   14.84     606,256.47
                                                                     2011   14.84   13.62     688,742.46
                                                                     2012   13.62   14.67     641,624.81
                                                                     2013   14.67   20.10     437,422.06
                                                                     2014   20.10   20.01     399,285.65
                                                                     2015   20.01   18.73     368,247.04
                                                                     2016   18.73   16.90     344,539.67
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))................................................. 2007   18.99   20.24     309,830.20
                                                                     2008   20.24    8.89     366,167.23
                                                                     2009    8.89   11.70     485,764.64
                                                                     2010   11.70   12.66           0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.26   16.62   1,310,757.69
                                                                     2008   16.62    9.46   1,666,972.69
                                                                     2009    9.46   11.97   1,726,217.82
                                                                     2010   11.97   12.73   1,891,931.42
                                                                     2011   12.73   10.96   2,175,900.58
                                                                     2012   10.96   12.75   2,173,357.36
                                                                     2013   12.75   15.27   2,071,226.44
                                                                     2014   15.27   14.10   2,149,360.62
                                                                     2015   14.10   13.72   2,092,279.54
                                                                     2016   13.72   13.66   2,068,090.39
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B).............. 2007   21.25   20.17     666,449.41
                                                                     2008   20.17   12.21     606,782.37
                                                                     2009   12.21   13.58     618,219.23
                                                                     2010   13.58   16.25     567,199.30
                                                                     2011   16.25   16.89     555,461.98
                                                                     2012   16.89   18.27     505,309.98
                                                                     2013   18.27   24.89     639,957.94
                                                                     2014   24.89   24.46     571,658.65
                                                                     2015   24.46   24.20     512,650.85
                                                                     2016   24.20   28.24     460,565.23

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.45 SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))............... 2007   16.30   15.63      254,047.42
                                                                    2008   15.63    9.50      236,912.44
                                                                    2009    9.50   12.81      259,248.91
                                                                    2010   12.81   15.51      256,169.25
                                                                    2011   15.51   14.48      286,100.44
                                                                    2012   14.48   15.03      276,116.60
                                                                    2013   15.03   16.29            0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008)............................................. 2008    9.99    6.56       25,839.17
                                                                    2009    6.56    8.58       80,565.40
                                                                    2010    8.58    9.10      142,671.40
                                                                    2011    9.10    8.35      206,905.28
                                                                    2012    8.35   10.06      210,755.65
                                                                    2013   10.06   10.70            0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........... 2007   19.20   20.11      294,980.90
                                                                    2008   20.11   11.78      312,580.44
                                                                    2009   11.78   16.23      388,940.59
                                                                    2010   16.23   18.55      471,837.16
                                                                    2011   18.55   16.75      509,612.12
                                                                    2012   16.75   20.00      483,451.77
                                                                    2013   20.00   25.06      538,295.09
                                                                    2014   25.06   25.23      513,838.26
                                                                    2015   25.23   25.84      498,359.83
                                                                    2016   25.84   25.53      458,671.24
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014).............................................. 2014    0.99    1.03      261,751.86
                                                                    2015    1.03    0.96      681,157.46
                                                                    2016    0.96    1.05    1,820,573.85
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................... 2007   11.08   12.10      282,571.45
                                                                    2008   12.10   11.10    1,244,765.81
                                                                    2009   11.10   12.92    2,120,220.49
                                                                    2010   12.92   13.72    2,889,567.48
                                                                    2011   13.72   15.03    3,484,395.56
                                                                    2012   15.03   16.16    3,624,058.83
                                                                    2013   16.16   14.45    2,823,168.42
                                                                    2014   14.45   14.66    2,491,064.59
                                                                    2015   14.66   14.00    2,263,221.26
                                                                    2016   14.00   14.48    2,071,900.09
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B)................... 2007   12.52   13.28    1,969,499.12
                                                                    2008   13.28   13.14    1,764,114.93
                                                                    2009   13.14   15.29    2,815,840.51
                                                                    2010   15.29   16.30    3,949,250.16
                                                                    2011   16.30   16.57    4,419,373.15
                                                                    2012   16.57   17.85    4,551,312.30
                                                                    2013   17.85   17.25    4,298,846.85
                                                                    2014   17.25   17.72    3,904,604.00
                                                                    2015   17.72   17.46    3,613,501.93
                                                                    2016   17.46   17.66    3,364,445.48
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)........................................................ 2012   10.76   10.92    1,945,436.62
                                                                    2013   10.92   10.28    1,860,467.52
                                                                    2014   10.28   10.90    1,718,186.69
                                                                    2015   10.90   10.79    1,562,119.57
                                                                    2016   10.79   10.77    1,499,211.02
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)........................................................ 2013   10.21   10.74      214,392.13
                                                                    2014   10.74   11.51      356,530.16
                                                                    2015   11.51   11.20      679,958.80
                                                                    2016   11.20   11.54      666,515.82
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   18.31   17.74      529,995.06
                                                                    2008   17.74   11.60      562,830.61
                                                                    2009   11.60   14.36      593,436.46
                                                                    2010   14.36   17.92      589,429.34
                                                                    2011   17.92   16.90      609,813.85
                                                                    2012   16.90   19.34      612,648.13
                                                                    2013   19.34   26.34      589,850.95
                                                                    2014   26.34   27.20      612,210.85
                                                                    2015   27.20   25.60      583,272.95
                                                                    2016   25.60   30.52      544,378.17
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)........................................................ 2012    1.01    1.06    4,940,453.63
                                                                    2013    1.06    1.15   12,034,917.75
                                                                    2014    1.15    1.23   12,734,835.97
                                                                    2015    1.23    1.20   13,743,972.76
                                                                    2016    1.20    1.25   13,222,066.99

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.45 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)...................................................... 2007   11.15   11.58      13,309.96
                                                                 2008   11.58    8.55      68,745.12
                                                                 2009    8.55   10.53   1,491,765.64
                                                                 2010   10.53   11.65   2,774,889.67
                                                                 2011   11.65   11.60   3,324,555.27
                                                                 2012   11.60   12.90   3,328,335.00
                                                                 2013   12.90   14.36   3,089,889.64
                                                                 2014   14.36   14.98   2,866,468.30
                                                                 2015   14.98   14.47   2,604,970.33
                                                                 2016   14.47   15.09   2,492,343.35
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006)........ 2007   11.40   11.87      42,541.11
                                                                 2008   11.87    7.84      42,485.62
                                                                 2009    7.84    9.98     271,135.15
                                                                 2010    9.98   11.23     265,070.25
                                                                 2011   11.23   10.83     328,302.17
                                                                 2012   10.83   12.28     342,949.93
                                                                 2013   12.28   14.29     494,356.99
                                                                 2014   14.29   14.84     489,662.58
                                                                 2015   14.84   14.29     544,228.38
                                                                 2016   14.29   15.05     491,781.14
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   14.06   15.13     467,371.01
                                                                 2008   15.13    8.64     557,457.51
                                                                 2009    8.64   12.19     561,523.81
                                                                 2010   12.19   14.03     530,973.47
                                                                 2011   14.03   13.64     502,569.83
                                                                 2012   13.64   15.95     492,519.32
                                                                 2013   15.95   21.82     984,673.60
                                                                 2014   21.82   23.41     947,207.95
                                                                 2015   23.41   25.49   1,012,169.15
                                                                 2016   25.49   25.51     918,886.61
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))......... 2007    4.92    6.37     674,106.59
                                                                 2008    6.37    3.49     732,129.14
                                                                 2009    3.49    5.47   1,183,651.35
                                                                 2010    5.47    6.88   1,427,466.46
                                                                 2011    6.88    6.11   1,493,606.86
                                                                 2012    6.11    6.75   1,469,983.29
                                                                 2013    6.75    7.06           0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.39    9.73   1,091,057.23
                                                                 2008    9.73    5.78   1,123,184.77
                                                                 2009    5.78    8.28   1,255,170.56
                                                                 2010    8.28   10.43   1,407,959.28
                                                                 2011   10.43   10.11   1,486,930.40
                                                                 2012   10.11   11.32   1,485,226.94
                                                                 2013   11.32   15.24   1,436,722.82
                                                                 2014   15.24   16.94   1,422,341.93
                                                                 2015   16.94   17.82   1,452,698.99
                                                                 2016   17.82   18.65   1,363,173.25
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   14.65   15.82     219,854.25
                                                                 2008   15.82    9.92     312,410.92
                                                                 2009    9.92   13.56     336,695.75
                                                                 2010   13.56   18.00     375,033.17
                                                                 2011   18.00   18.00     464,082.83
                                                                 2012   18.00   20.56     462,198.64
                                                                 2013   20.56   29.22     490,050.76
                                                                 2014   29.22   30.71     471,469.09
                                                                 2015   30.71   31.02     483,285.63
                                                                 2016   31.02   34.08     451,900.61
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   20.55   21.00     823,701.39
                                                                 2008   21.00   17.55     667,121.79
                                                                 2009   17.55   22.81     620,557.53
                                                                 2010   22.81   25.28     616,538.57
                                                                 2011   25.28   26.38     558,572.01
                                                                 2012   26.38   28.93     526,303.20
                                                                 2013   28.93   28.75     495,639.09
                                                                 2014   28.75   29.83     409,994.40
                                                                 2015   29.83   28.82     361,215.00
                                                                 2016   28.82   30.76   1,018,387.05
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   18.21   19.12     705,153.05
                                                                 2008   19.12   15.34     703,691.97
                                                                 2009   15.34   20.68     799,419.27
                                                                 2010   20.68   23.02     899,615.77
                                                                 2011   23.02   23.70     929,050.20
                                                                 2012   23.70   26.39     889,209.15

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.45 SEPARATE ACCOUNT CHARGE
----------------------------------------------------
                                                     2013   26.39   28.08   919,199.51
                                                     2014   28.08   29.01   853,824.75
                                                     2015   29.01   27.97   791,251.88
                                                     2016   27.97   28.82         0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).................................. 2007   16.07   16.48   776,097.58
                                                     2008   16.48   16.16   679,558.91
                                                     2009   16.16   16.57   847,280.46
                                                     2010   16.57   17.23   850,057.03
                                                     2011   17.23   17.88   798,682.88
                                                     2012   17.88   18.16   781,479.28
                                                     2013   18.16   17.73   723,944.31
                                                     2014   17.73   17.92   641,221.93
                                                     2015   17.92   17.72   584,927.60
                                                     2016   17.72   17.64   539,533.61





                                                                                         AT 1.70 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          15.11          15.35     809,310.13
                                                                                2008          15.35          13.68     625,986.65
                                                                                2009          13.68          15.15     691,422.16
                                                                                2010          15.15          15.85     687,126.32
                                                                                2011          15.85          16.53     606,151.93
                                                                                2012          16.53          17.13     550,794.23
                                                                                2013          17.13          16.48     533,332.95
                                                                                2014          16.48          17.05     472,490.86
                                                                                2015          17.05          16.81     425,055.28
                                                                                2016          16.81          17.01     422,647.38
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          28.75          34.32     950,653.20
                                                                                2008          34.32          15.68     987,379.12
                                                                                2009          15.68          24.87   1,024,126.11
                                                                                2010          24.87          29.93   1,080,126.69
                                                                                2011          29.93          23.79   1,077,280.00
                                                                                2012          23.79          27.64     964,772.85
                                                                                2013          27.64          34.86     884,672.45
                                                                                2014          34.86          35.00     850,397.85
                                                                                2015          35.00          34.50     793,369.09
                                                                                2016          34.50          34.63     723,967.35
American Funds Growth Investment Division (Class 2)............................ 2007         148.84         164.39     382,632.01
                                                                                2008         164.39          90.54     421,284.58
                                                                                2009          90.54         124.10     430,571.63
                                                                                2010         124.10         144.80     403,616.84
                                                                                2011         144.80         136.28     376,147.32
                                                                                2012         136.28         157.94     332,415.87
                                                                                2013         157.94         202.02     300,529.60
                                                                                2014         202.02         215.52     263,310.91
                                                                                2015         215.52         226.41     228,008.70
                                                                                2016         226.41         243.72     204,253.42
American Funds Growth-Income Investment Division (Class 2 ).................... 2007         108.19         111.72     342,131.86
                                                                                2008         111.72          68.26     347,890.95
                                                                                2009          68.26          88.08     393,860.59
                                                                                2010          88.08          96.49     417,935.29
                                                                                2011          96.49          93.13     423,179.38
                                                                                2012          93.13         107.56     395,509.51
                                                                                2013         107.56         141.17     357,771.29
                                                                                2014         141.17         153.55     326,918.44
                                                                                2015         153.55         153.16     300,616.66
                                                                                2016         153.16         167.93     272,896.05





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.50 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                             YEAR   END OF YEAR    ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION.......................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)....... 2012          10.20          10.55     719,244.94
                                                                              2013          10.55          11.55     829,527.04
                                                                              2014          11.55          12.21     736,876.01
                                                                              2015          12.21          12.10     666,677.50

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.50 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2016    12.10    12.35     595,002.82
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS
INVESTMENT DIVISION (CLASS B) (4/28/2014)........................ 2014     0.99     1.03      22,136.39
                                                                  2015     1.03     1.01     150,046.17
                                                                  2016     1.01     1.01     223,886.75
AMERICAN FUNDS BOND INVESTMENT DIVISION+ (CLASS 2) (5/1/2006).... 2007    15.19    15.43      68,169.42
                                                                  2008    15.43    13.76      16,239.77
                                                                  2009    13.76    15.24      16,416.12
                                                                  2010    15.24    15.96      24,364.59
                                                                  2011    15.96    16.66      11,030.42
                                                                  2012    16.66    17.26       9,151.52
                                                                  2013    17.26    16.61       7,509.35
                                                                  2014    16.61    17.20       7,358.85
                                                                  2015    17.20    16.97       5,575.15
                                                                  2016    16.97    17.18       6,637.31
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION INVESTMENT
DIVISION+ (CLASS 2).............................................. 2007    28.88    34.49     141,939.77
                                                                  2008    34.49    15.76      93,838.28
                                                                  2009    15.76    25.01      86,284.29
                                                                  2010    25.01    30.12      83,769.53
                                                                  2011    30.12    23.95      71,867.34
                                                                  2012    23.95    27.84      63,194.97
                                                                  2013    27.84    35.14      46,488.38
                                                                  2014    35.14    35.29      39,072.65
                                                                  2015    35.29    34.81      25,443.34
                                                                  2016    34.81    34.96      21,737.70
AMERICAN FUNDS GROWTH INVESTMENT DIVISION+ (CLASS 2)............. 2007   150.48   166.28      54,048.73
                                                                  2008   166.28    91.63      42,147.59
                                                                  2009    91.63   125.66      38,086.04
                                                                  2010   125.66   146.69      36,750.77
                                                                  2011   146.69   138.13      30,896.19
                                                                  2012   138.13   160.16      26,764.62
                                                                  2013   160.16   204.97      22,558.96
                                                                  2014   204.97   218.77      18,689.60
                                                                  2015   218.77   229.95      15,946.51
                                                                  2016   229.95   247.64      13,912.12
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)........................................................ 2007   109.39   113.01      69,156.14
                                                                  2008   113.01    69.08      55,948.52
                                                                  2009    69.08    89.18      53,241.27
                                                                  2010    89.18    97.75      51,024.07
                                                                  2011    97.75    94.39      41,759.75
                                                                  2012    94.39   109.07      34,875.77
                                                                  2013   109.07   143.23      30,143.69
                                                                  2014   143.23   155.87      28,663.88
                                                                  2015   155.87   155.55      19,483.83
                                                                  2016   155.55   170.63      16,524.74
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008)............................................ 2008    10.00     7.00     135,856.26
                                                                  2009     7.00     8.92     362,740.36
                                                                  2010     8.92     9.86     653,959.10
                                                                  2011     9.86     9.51     715,201.03
                                                                  2012     9.51    10.63     652,169.46
                                                                  2013    10.63    12.41     575,958.03
                                                                  2014    12.41    12.97     579,459.66
                                                                  2015    12.97    12.69     540,139.02
                                                                  2016    12.69    13.47     589,557.68
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008)............................................ 2008     9.99     6.35     323,645.32
                                                                  2009     6.35     8.39     651,597.21
                                                                  2010     8.39     9.38     678,757.17
                                                                  2011     9.38     8.80     592,500.82
                                                                  2012     8.80    10.07     521,805.64
                                                                  2013    10.07    12.41     426,860.41
                                                                  2014    12.41    13.01     439,156.60
                                                                  2015    13.01    12.72     450,708.75
                                                                  2016    12.72    13.65     452,136.50
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008)............................................ 2008    10.01     7.68     150,934.28
                                                                  2009     7.68     9.33     553,781.88
                                                                  2010     9.33    10.10   1,050,275.58
                                                                  2011    10.10     9.97   1,124,128.52
                                                                  2012     9.97    10.89   1,056,159.57
                                                                  2013    10.89    12.18     934,254.08
                                                                  2014    12.18    12.73     914,664.99
                                                                  2015    12.73    12.45     808,523.84
                                                                  2016    12.45    13.12     787,885.74

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.50 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012)..................................................... 2012   11.14   11.54     945,784.87
                                                                 2013   11.54   10.98     975,528.07
                                                                 2014   10.98   11.25     934,220.09
                                                                 2015   11.25   10.02     826,374.84
                                                                 2016   10.02   10.75     736,849.70
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)....................................................... 2007   17.66   19.15      41,376.10
                                                                 2008   19.15   10.52     104,801.03
                                                                 2009   10.52   12.63     108,580.54
                                                                 2010   12.63   13.29      96,358.31
                                                                 2011   13.29   10.46      86,882.44
                                                                 2012   10.46   12.30      83,195.34
                                                                 2013   12.30   13.95      70,249.66
                                                                 2014   13.95   13.28      71,570.42
                                                                 2015   13.28   12.80      67,063.38
                                                                 2016   12.80   13.25      60,741.98
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)....................................................... 2007   13.02   13.68     445,572.24
                                                                 2008   13.68   14.24     274,872.64
                                                                 2009   14.24   14.73     337,451.36
                                                                 2010   14.73   15.33     455,768.53
                                                                 2011   15.33   16.21     588,724.26
                                                                 2012   16.21   16.54     607,450.69
                                                                 2013   16.54   15.88     622,779.47
                                                                 2014   15.88   16.50     602,671.58
                                                                 2015   16.50   16.27     591,351.01
                                                                 2016   16.27   16.37     545,671.95
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............. 2007   45.33   47.34      53,156.32
                                                                 2008   47.34   44.92      45,632.45
                                                                 2009   44.92   48.32      49,003.14
                                                                 2010   48.32   51.44      62,759.28
                                                                 2011   51.44   53.87      72,516.04
                                                                 2012   53.87   56.93      67,964.73
                                                                 2013   56.93   55.52      66,524.31
                                                                 2014   55.52   58.42      60,988.17
                                                                 2015   58.42   57.74      62,313.03
                                                                 2016   57.74   58.51      60,308.57
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007   27.07   31.58      25,712.55
                                                                 2008   31.58   19.69      42,512.52
                                                                 2009   19.69   26.49      45,361.03
                                                                 2010   26.49   31.17      42,078.49
                                                                 2011   31.17   27.90      56,584.75
                                                                 2012   27.90   31.35      50,397.68
                                                                 2013   31.35   41.35      42,849.73
                                                                 2014   41.35   44.25      34,509.06
                                                                 2015   44.25   46.22      33,400.06
                                                                 2016   46.22   45.46      33,746.49
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007   17.11   17.48       2,704.42
                                                                 2008   17.48    9.48       3,396.09
                                                                 2009    9.48    9.87           0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012    9.96   10.27     932,599.55
                                                                 2013   10.27   11.17   1,147,919.67
                                                                 2014   11.17   11.65   1,086,963.97
                                                                 2015   11.65   11.46   1,093,076.64
                                                                 2016   11.46   11.79     979,191.15
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007   14.35   14.58      86,981.14
                                                                 2008   14.58    9.32     102,768.79
                                                                 2009    9.32   10.19      95,592.49
                                                                 2010   10.19   10.94     116,123.01
                                                                 2011   10.94   11.00     121,689.78
                                                                 2012   11.00   12.35     130,003.20
                                                                 2013   12.35   16.02     126,620.11
                                                                 2014   16.02   17.32     126,043.51
                                                                 2015   17.32   16.01     116,505.19
                                                                 2016   16.01   18.62     112,199.64
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007   22.31   23.04       2,669.52
                                                                 2008   23.04   23.28       7,167.65
                                                                 2009   23.28   22.99       2,600.55
                                                                 2010   22.99   22.65       5,388.05
                                                                 2011   22.65   22.32       3,301.21
                                                                 2012   22.32   21.98       4,449.62

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.50 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2013    21.98    21.65       2,943.55
                                                                  2014    21.65    21.33       2,458.22
                                                                  2015    21.33    21.01       2,494.31
                                                                  2016    21.01    20.72       2,098.88
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)......... 2007    19.40    16.24     216,454.32
                                                                  2008    16.24     9.33     201,310.26
                                                                  2009     9.33    12.38     174,610.74
                                                                  2010    12.38    14.16     164,268.92
                                                                  2011    14.16    13.17     159,733.04
                                                                  2012    13.17    16.35     162,436.52
                                                                  2013    16.35    16.68     143,425.61
                                                                  2014    16.68    18.61     122,316.09
                                                                  2015    18.61    18.07     109,144.70
                                                                  2016    18.07    17.96     103,042.52
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007     7.74     7.80      21,600.66
                                                                  2008     7.80     4.68      19,814.40
                                                                  2009     4.68     6.13      31,168.61
                                                                  2010     6.13     7.48      38,038.08
                                                                  2011     7.48     7.61     106,870.94
                                                                  2012     7.61     8.88     157,808.33
                                                                  2013     8.88    12.74     187,342.66
                                                                  2014    12.74    14.92     556,728.26
                                                                  2015    14.92    14.10     524,221.42
                                                                  2016    14.10    14.27     452,652.66
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007).................................. 2007   142.21   174.34       5,537.10
                                                                  2008   174.34    99.61      19,075.41
                                                                  2009    99.61   140.18      31,776.44
                                                                  2010   140.18   151.07      36,862.04
                                                                  2011   151.07   137.60      33,538.32
                                                                  2012   137.60   166.06      31,668.19
                                                                  2013   166.06   210.68      25,264.07
                                                                  2014   210.68   219.31           0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007     9.95     9.22      13,536.97
                                                                  2008     9.22     4.12       7,865.35
                                                                  2009     4.12     5.60      21,908.89
                                                                  2010     5.60     5.92      51,248.84
                                                                  2011     5.92     6.29           0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007    41.76    49.46       9,056.66
                                                                  2008    49.46    26.38      15,820.16
                                                                  2009    26.38    38.75      22,692.16
                                                                  2010    38.75    43.89      27,794.39
                                                                  2011    43.89    41.84      30,568.49
                                                                  2012    41.84    45.62      23,063.68
                                                                  2013    45.62    59.52      17,466.11
                                                                  2014    59.52    65.01      16,943.26
                                                                  2015    65.01    65.71      16,982.70
                                                                  2016    65.71    68.07      14,139.95
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007    19.89    19.37     130,875.13
                                                                  2008    19.37    11.28      86,493.10
                                                                  2009    11.28    17.23     112,948.34
                                                                  2010    17.23    19.76     152,412.94
                                                                  2011    19.76    16.69     185,328.08
                                                                  2012    16.69    21.25     164,706.41
                                                                  2013    21.25    27.32     148,986.84
                                                                  2014    27.32    25.36     159,990.00
                                                                  2015    25.36    23.85     150,941.64
                                                                  2016    23.85    25.41     144,824.08
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012     1.01     1.04   2,274,024.35
                                                                  2013     1.04     1.05   4,394,985.88
                                                                  2014     1.05     1.09   3,773,815.18
                                                                  2015     1.09     1.03   3,442,920.50
                                                                  2016     1.03     1.13   2,625,038.18
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007    25.99    26.42     162,218.98
                                                                  2008    26.42    13.66     146,521.98
                                                                  2009    13.66    19.89     137,467.11
                                                                  2010    19.89    24.70     143,739.48
                                                                  2011    24.70    22.71     144,793.52
                                                                  2012    22.71    25.10           0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012    24.98    25.66     135,075.00
                                                                  2013    25.66    32.94     114,104.70
                                                                  2014    32.94    35.58      97,374.27

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.50 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2015   35.58   31.91      82,897.78
                                                                  2016   31.91   36.30      71,041.64
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007   14.56   15.93       7,569.52
                                                                  2008   15.93    9.61       6,032.97
                                                                  2009    9.61   12.67      11,185.84
                                                                  2010   12.67   15.75      15,380.10
                                                                  2011   15.75   15.35      25,669.97
                                                                  2012   15.35   17.88      21,714.28
                                                                  2013   17.88   24.69      22,986.91
                                                                  2014   24.69   26.25      21,968.48
                                                                  2015   26.25   25.41      20,142.52
                                                                  2016   25.41   27.90      17,153.34
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007    4.90    5.38      21,745.00
                                                                  2008    5.38    3.36      21,634.45
                                                                  2009    3.36    4.62      55,813.28
                                                                  2010    4.62    5.07      92,878.43
                                                                  2011    5.07    5.01     160,650.72
                                                                  2012    5.01    5.70     287,794.25
                                                                  2013    5.70    7.68     234,618.04
                                                                  2014    7.68    8.23     233,825.56
                                                                  2015    8.23    8.96     253,623.23
                                                                  2016    8.96    8.81     213,642.68
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    9.10   10.24      17,741.03
                                                                  2008   10.24    5.45      51,306.85
                                                                  2009    5.45    7.72      70,848.08
                                                                  2010    7.72    8.32      96,620.37
                                                                  2011    8.32    8.09      95,345.31
                                                                  2012    8.09    9.09           0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04     992,280.82
                                                                  2013    1.04    1.14   3,152,528.62
                                                                  2014    1.14    1.20   3,628,250.41
                                                                  2015    1.20    1.20   3,505,400.88
                                                                  2016    1.20    1.21   3,117,892.95
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   15.24   16.74     116,284.15
                                                                  2014   16.74   17.06      99,983.87
                                                                  2015   17.06   17.02      87,754.96
                                                                  2016   17.02   17.56      63,591.96
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.98      22,497.30
                                                                  2009    7.98   10.04      54,635.25
                                                                  2010   10.04   11.07      91,514.04
                                                                  2011   11.07   11.13     121,733.09
                                                                  2012   11.13   12.34     111,211.70
                                                                  2013   12.34   12.87           0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   31.63   34.78      24,118.81
                                                                  2008   34.78   21.91      26,557.99
                                                                  2009   21.91   28.04      22,246.65
                                                                  2010   28.04   35.14      17,756.68
                                                                  2011   35.14   34.74      19,998.60
                                                                  2012   34.74   39.10      20,078.39
                                                                  2013   39.10   54.19      15,215.04
                                                                  2014   54.19   55.25      13,775.34
                                                                  2015   55.25   53.48      14,509.44
                                                                  2016   53.48   62.68      10,522.33
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.80   11.10      19,772.47
                                                                  2008   11.10    6.41      28,758.13
                                                                  2009    6.41    8.19      32,949.80
                                                                  2010    8.19   10.60      26,426.46
                                                                  2011   10.60   10.73      28,604.87
                                                                  2012   10.73   11.73      23,480.98
                                                                  2013   11.73   17.14      26,514.92
                                                                  2014   17.14   17.04      17,327.20
                                                                  2015   17.04   17.03      13,436.74
                                                                  2016   17.03   17.79       7,679.60
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   38.58   35.31      34,123.62
                                                                  2008   35.31   18.74      24,441.89
                                                                  2009   18.74   26.06      23,988.33
                                                                  2010   26.06   29.47      23,916.21
                                                                  2011   29.47   30.91      25,481.23
                                                                  2012   30.91   33.98      21,192.87
                                                                  2013   33.98   45.69      21,095.67
                                                                  2014   45.69   45.77      19,693.66

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.50 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2015    45.77    40.73      17,769.93
                                                                  2016    40.73    49.21      15,907.60
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011     9.98     9.76      11,656.92
                                                                  2012     9.76    10.03      12,945.04
                                                                  2013    10.03    10.00      45,540.79
                                                                  2014    10.00     9.95      53,396.88
                                                                  2015     9.95     9.74      41,231.63
                                                                  2016     9.74     9.90      39,580.92
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007    41.16    42.83      25,949.67
                                                                  2008    42.83    31.65      22,359.65
                                                                  2009    31.65    36.48      15,881.95
                                                                  2010    36.48    39.29      14,778.59
                                                                  2011    39.29    40.09      13,150.64
                                                                  2012    40.09    44.28      12,332.73
                                                                  2013    44.28    52.46      12,561.41
                                                                  2014    52.46    57.00      10,487.56
                                                                  2015    57.00    57.44       9,625.17
                                                                  2016    57.44    60.39       8,584.44
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007    37.14    38.18     115,511.86
                                                                  2008    38.18    22.74     111,650.26
                                                                  2009    22.74    29.50     103,134.11
                                                                  2010    29.50    32.46     104,641.32
                                                                  2011    32.46    30.61     117,517.98
                                                                  2012    30.61    33.96      99,703.63
                                                                  2013    33.96    44.62      82,217.72
                                                                  2014    44.62    48.50      70,499.04
                                                                  2015    48.50    48.80      59,058.84
                                                                  2016    48.80    51.47      52,946.90
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007    73.35    76.90           0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007    76.25    76.86       3,123.19
                                                                  2008    76.86    47.46       2,638.81
                                                                  2009    47.46    55.73       5,023.56
                                                                  2010    55.73    61.74       3,679.42
                                                                  2011    61.74    60.98       5,743.03
                                                                  2012    60.98    68.12       6,745.64
                                                                  2013    68.12    90.12       6,480.24
                                                                  2014    90.12   100.77       7,503.51
                                                                  2015   100.77   103.73       5,588.73
                                                                  2016   103.73   110.64       4,603.21
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011    12.08    10.34      60,419.27
                                                                  2012    10.34    11.89      82,883.83
                                                                  2013    11.89    15.17      50,617.33
                                                                  2014    15.17    15.71      48,353.19
                                                                  2015    15.71    15.16      41,032.62
                                                                  2016    15.16    16.28      62,085.46
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    12.69    12.91      79,266.94
                                                                  2008    12.91     7.57      78,656.94
                                                                  2009     7.57     9.81      94,729.28
                                                                  2010     9.81    11.18      86,458.38
                                                                  2011    11.18    12.12           0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007    10.83    11.27     194,717.78
                                                                  2008    11.27     9.50     332,064.42
                                                                  2009     9.50    11.28     461,630.43
                                                                  2010    11.28    12.23     727,430.70
                                                                  2011    12.23    12.44     845,359.90
                                                                  2012    12.44    13.38     939,109.22
                                                                  2013    13.38    13.75     896,024.37
                                                                  2014    13.75    14.15     818,850.80
                                                                  2015    14.15    13.85     700,059.57
                                                                  2016    13.85    14.27     675,833.41
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007    11.33    11.69     395,220.51
                                                                  2008    11.69     9.03     732,472.34
                                                                  2009     9.03    11.00   1,008,766.42
                                                                  2010    11.00    12.09   1,617,163.08
                                                                  2011    12.09    12.03   1,931,443.06

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.50 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
                                                                        2012   12.03   13.21   1,871,784.00
                                                                        2013   13.21   14.44   1,679,896.64
                                                                        2014   14.44   14.92   1,436,320.51
                                                                        2015   14.92   14.54   1,287,153.81
                                                                        2016   14.54   15.20   1,125,273.38
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)............................................................. 2007   11.83   12.16   1,167,489.54
                                                                        2008   12.16    8.55   1,323,860.24
                                                                        2009    8.55   10.65   1,957,415.14
                                                                        2010   10.65   11.88   2,992,970.68
                                                                        2011   11.88   11.54   3,408,700.83
                                                                        2012   11.54   12.87   3,275,251.30
                                                                        2013   12.87   14.97   3,066,135.41
                                                                        2014   14.97   15.49   2,843,108.44
                                                                        2015   15.49   15.06   2,584,687.92
                                                                        2016   15.06   15.89   2,285,078.14
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)................................................. 2013   11.57   13.18     146,649.19
                                                                        2014   13.18   13.12           0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)............................................................. 2007   12.34   12.62     817,285.72
                                                                        2008   12.62    8.06     803,131.65
                                                                        2009    8.06   10.26   1,184,921.46
                                                                        2010   10.26   11.59     934,289.76
                                                                        2011   11.59   10.99     834,393.41
                                                                        2012   10.99   12.49     759,978.37
                                                                        2013   12.49   15.29     769,651.75
                                                                        2014   15.29   15.85     836,857.84
                                                                        2015   15.85   15.35     803,031.96
                                                                        2016   15.35   16.35     713,257.30
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    7.02      28,465.63
                                                                        2009    7.02    8.90      54,162.32
                                                                        2010    8.90    9.64      57,135.74
                                                                        2011    9.64    9.33      85,034.50
                                                                        2012    9.33   10.68      80,555.94
                                                                        2013   10.68   11.49           0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.99   10.44   1,059,337.87
                                                                        2013   10.44   11.77   1,820,476.44
                                                                        2014   11.77   12.71   1,907,021.16
                                                                        2015   12.71   12.01   1,826,932.70
                                                                        2016   12.01   12.82   1,618,896.92
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.51   16.43      71,762.73
                                                                        2008   16.43   10.29     109,704.46
                                                                        2009   10.29   13.87      90,479.49
                                                                        2010   13.87   17.22     102,090.89
                                                                        2011   17.22   16.59     134,954.72
                                                                        2012   16.59   19.17     140,104.32
                                                                        2013   19.17   25.09     127,547.25
                                                                        2014   25.09   27.00     120,070.41
                                                                        2015   27.00   25.90     123,813.77
                                                                        2016   25.90   30.65     114,557.37
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.12   1,974,018.55
                                                                        2014    1.12    1.21   3,061,250.78
                                                                        2015    1.21    1.18   4,936,699.39
                                                                        2016    1.18    1.21   4,880,968.45
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   42.25   43.69     145,029.57
                                                                        2008   43.69   27.00     167,564.75
                                                                        2009   27.00   33.49     196,399.22
                                                                        2010   33.49   37.77     226,540.25
                                                                        2011   37.77   37.82     260,646.69
                                                                        2012   37.82   43.00     248,834.96
                                                                        2013   43.00   55.79     221,405.71
                                                                        2014   55.79   62.16     206,734.88
                                                                        2015   62.16   61.80     198,684.30
                                                                        2016   61.80   67.81     178,855.31
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.94   17.78      69,885.02
                                                                        2008   17.78   10.09     101,977.71
                                                                        2009   10.09   13.09     115,423.49
                                                                        2010   13.09   14.36     126,238.04
                                                                        2011   14.36   12.63     108,824.82
                                                                        2012   12.63   14.52      86,420.65
                                                                        2013   14.52   17.06      68,713.25
                                                                        2014   17.06   15.64      57,929.28

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.50 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------
                                                                     2015   15.64   15.13    53,500.24
                                                                     2016   15.13   14.78    44,899.02
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)............. 2007   43.88   45.00    26,133.41
                                                                     2008   45.00   34.42    19,043.01
                                                                     2009   34.42   40.12    17,976.77
                                                                     2010   40.12   43.39    18,152.54
                                                                     2011   43.39   43.67    20,510.69
                                                                     2012   43.67   47.88    22,811.63
                                                                     2013   47.88   55.99    20,666.18
                                                                     2014   55.99   59.77    17,478.95
                                                                     2015   59.77   58.65    16,180.17
                                                                     2016   58.65   62.93    16,102.93
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B).................... 2007   14.63   13.83   129,145.21
                                                                     2008   13.83    9.03    75,249.03
                                                                     2009    9.03   10.73    76,037.09
                                                                     2010   10.73   11.75    93,270.71
                                                                     2011   11.75   11.65   127,058.25
                                                                     2012   11.65   13.35   116,843.82
                                                                     2013   13.35   17.81   196,784.60
                                                                     2014   17.81   19.40   164,566.18
                                                                     2015   19.40   19.04   161,051.69
                                                                     2016   19.04   21.40   163,445.55
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B)).............................. 2007   30.70   31.43    22,588.52
                                                                     2008   31.43   18.85    21,280.45
                                                                     2009   18.85   22.56    19,101.15
                                                                     2010   22.56   25.40    17,847.27
                                                                     2011   25.40   23.43    14,535.33
                                                                     2012   23.43   26.65    13,696.93
                                                                     2013   26.65   29.33         0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)......................................................... 2008    9.99    6.59    28,307.85
                                                                     2009    6.59    8.11    37,613.21
                                                                     2010    8.11    8.87    85,964.55
                                                                     2011    8.87    8.69   124,705.18
                                                                     2012    8.69    9.75   125,825.90
                                                                     2013    9.75   10.68         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................... 2010   12.70   14.74    44,390.95
                                                                     2011   14.74   13.52    65,707.22
                                                                     2012   13.52   14.55    62,094.56
                                                                     2013   14.55   19.93    53,138.19
                                                                     2014   19.93   19.83    54,438.24
                                                                     2015   19.83   18.56    44,232.33
                                                                     2016   18.56   16.73    46,813.17
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))................................................. 2007   18.90   20.13    33,746.41
                                                                     2008   20.13    8.83    34,423.59
                                                                     2009    8.83   11.62    46,895.75
                                                                     2010   11.62   12.57         0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.19   16.54   139,248.50
                                                                     2008   16.54    9.42   174,743.98
                                                                     2009    9.42   11.90   167,547.33
                                                                     2010   11.90   12.65   190,517.88
                                                                     2011   12.65   10.89   235,444.24
                                                                     2012   10.89   12.66   226,570.43
                                                                     2013   12.66   15.15   207,490.64
                                                                     2014   15.15   13.99   206,747.97
                                                                     2015   13.99   13.61   229,552.85
                                                                     2016   13.61   13.54   215,216.20
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B).............. 2007   21.18   20.10    67,280.87
                                                                     2008   20.10   12.16    76,475.72
                                                                     2009   12.16   13.52    57,729.14
                                                                     2010   13.52   16.16    46,276.56
                                                                     2011   16.16   16.80    41,317.92
                                                                     2012   16.80   18.16    37,860.75
                                                                     2013   18.16   24.72    46,149.74
                                                                     2014   24.72   24.28    38,899.04
                                                                     2015   24.28   24.01    32,390.96
                                                                     2016   24.01   28.01    33,755.74
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))................ 2007   16.26   15.58    19,091.61
                                                                     2008   15.58    9.47    12,186.84
                                                                     2009    9.47   12.76    17,404.76
                                                                     2010   12.76   15.44    18,152.79
                                                                     2011   15.44   14.41    21,863.71

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.50 SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------
                                                                    2012   14.41   14.94      20,670.83
                                                                    2013   14.94   16.20           0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008)............................................. 2008    9.99    6.56       5,656.27
                                                                    2009    6.56    8.57      12,715.04
                                                                    2010    8.57    9.09      19,792.92
                                                                    2011    9.09    8.34      62,533.62
                                                                    2012    8.34   10.04      62,228.00
                                                                    2013   10.04   10.67           0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........... 2007   19.11   20.00      40,301.45
                                                                    2008   20.00   11.71      44,205.40
                                                                    2009   11.71   16.13      48,675.18
                                                                    2010   16.13   18.42      54,507.76
                                                                    2011   18.42   16.62      81,434.96
                                                                    2012   16.62   19.84      81,886.06
                                                                    2013   19.84   24.85      99,560.62
                                                                    2014   24.85   25.00     101,318.51
                                                                    2015   25.00   25.60      79,917.80
                                                                    2016   25.60   25.28      69,547.53
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014).............................................. 2014    0.99    1.03       3,574.04
                                                                    2015    1.03    0.96      96,373.53
                                                                    2016    0.96    1.05     382,770.86
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................... 2007   11.06   12.07      48,146.04
                                                                    2008   12.07   11.07     230,752.72
                                                                    2009   11.07   12.87     310,322.51
                                                                    2010   12.87   13.67     431,442.49
                                                                    2011   13.67   14.96     572,264.49
                                                                    2012   14.96   16.09     621,060.60
                                                                    2013   16.09   14.38     533,132.64
                                                                    2014   14.38   14.57     476,770.03
                                                                    2015   14.57   13.91     427,570.49
                                                                    2016   13.91   14.38     377,774.05
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B)................... 2007   12.49   13.23     207,441.47
                                                                    2008   13.23   13.09     191,272.06
                                                                    2009   13.09   15.22     315,771.61
                                                                    2010   15.22   16.22     521,378.79
                                                                    2011   16.22   16.48     607,907.44
                                                                    2012   16.48   17.74     701,335.88
                                                                    2013   17.74   17.14     683,091.33
                                                                    2014   17.14   17.59     575,186.85
                                                                    2015   17.59   17.33     526,355.58
                                                                    2016   17.33   17.52     461,206.77
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)........................................................ 2012   10.76   10.92     653,967.97
                                                                    2013   10.92   10.27     600,141.41
                                                                    2014   10.27   10.88     533,130.85
                                                                    2015   10.88   10.76     453,172.68
                                                                    2016   10.76   10.74     413,707.68
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)........................................................ 2013   10.21   10.74      48,987.52
                                                                    2014   10.74   11.50      68,300.91
                                                                    2015   11.50   11.18     206,937.09
                                                                    2016   11.18   11.52     208,905.78
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   18.24   17.66      56,624.33
                                                                    2008   17.66   11.54      53,606.05
                                                                    2009   11.54   14.28      50,731.24
                                                                    2010   14.28   17.81      60,553.92
                                                                    2011   17.81   16.79      81,213.05
                                                                    2012   16.79   19.20      79,165.33
                                                                    2013   19.20   26.14      58,088.96
                                                                    2014   26.14   26.98      59,369.68
                                                                    2015   26.98   25.38      57,336.78
                                                                    2016   25.38   30.25      55,425.14
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)........................................................ 2012    1.01    1.06     573,694.08
                                                                    2013    1.06    1.15   2,207,019.88
                                                                    2014    1.15    1.22   2,653,055.05
                                                                    2015    1.22    1.19   2,759,201.18
                                                                    2016    1.19    1.24   2,555,697.42
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)......................................................... 2007   11.14   11.57       1,657.68
                                                                    2008   11.57    8.54       5,133.32
                                                                    2009    8.54   10.51     162,425.67
                                                                    2010   10.51   11.62     618,533.25
                                                                    2011   11.62   11.57     989,652.61

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.50 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2012   11.57   12.86   1,013,144.06
                                                                 2013   12.86   14.30     970,614.76
                                                                 2014   14.30   14.91     835,298.92
                                                                 2015   14.91   14.40     817,914.09
                                                                 2016   14.40   15.01     749,474.15
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006)........ 2007   11.40   11.86      11,428.25
                                                                 2008   11.86    7.83      12,363.97
                                                                 2009    7.83    9.96      38,455.84
                                                                 2010    9.96   11.20      71,334.57
                                                                 2011   11.20   10.80      93,111.19
                                                                 2012   10.80   12.23      66,820.74
                                                                 2013   12.23   14.23      97,485.51
                                                                 2014   14.23   14.77      84,448.11
                                                                 2015   14.77   14.22      86,804.47
                                                                 2016   14.22   14.97      81,688.37
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   14.00   15.06      59,614.94
                                                                 2008   15.06    8.60      69,218.90
                                                                 2009    8.60   12.12      71,086.60
                                                                 2010   12.12   13.94      67,233.88
                                                                 2011   13.94   13.55      86,170.35
                                                                 2012   13.55   15.84      82,993.60
                                                                 2013   15.84   21.66     155,553.58
                                                                 2014   21.66   23.22     154,559.81
                                                                 2015   23.22   25.28     163,349.35
                                                                 2016   25.28   25.28     151,709.52
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))......... 2007    4.90    6.35     110,856.01
                                                                 2008    6.35    3.47     150,885.29
                                                                 2009    3.47    5.44     203,692.85
                                                                 2010    5.44    6.85     259,376.02
                                                                 2011    6.85    6.08     269,936.66
                                                                 2012    6.08    6.71     227,163.66
                                                                 2013    6.71    7.02           0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.37    9.70     131,104.09
                                                                 2008    9.70    5.75     137,409.38
                                                                 2009    5.75    8.25     165,004.06
                                                                 2010    8.25   10.37     222,068.98
                                                                 2011   10.37   10.05     231,521.01
                                                                 2012   10.05   11.26     197,074.27
                                                                 2013   11.26   15.15     195,953.98
                                                                 2014   15.15   16.83     198,466.32
                                                                 2015   16.83   17.68     208,839.49
                                                                 2016   17.68   18.50     189,062.80
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   14.58   15.73      26,392.75
                                                                 2008   15.73    9.87      23,113.55
                                                                 2009    9.87   13.48      34,011.32
                                                                 2010   13.48   17.88      46,718.30
                                                                 2011   17.88   17.87      63,179.05
                                                                 2012   17.87   20.40      68,059.25
                                                                 2013   20.40   28.98      67,436.69
                                                                 2014   28.98   30.44      68,688.51
                                                                 2015   30.44   30.73      66,040.84
                                                                 2016   30.73   33.75      63,908.22
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   20.42   20.86     165,927.32
                                                                 2008   20.86   17.42     124,004.86
                                                                 2009   17.42   22.64      87,947.95
                                                                 2010   22.64   25.08      71,264.45
                                                                 2011   25.08   26.15      56,515.95
                                                                 2012   26.15   28.67      50,384.96
                                                                 2013   28.67   28.47      44,857.10
                                                                 2014   28.47   29.53      31,896.27
                                                                 2015   29.53   28.51      27,847.89
                                                                 2016   28.51   30.42     113,079.54
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   18.11   19.01     113,548.58
                                                                 2008   19.01   15.24      91,664.15
                                                                 2009   15.24   20.54     116,459.70
                                                                 2010   20.54   22.85     117,123.25
                                                                 2011   22.85   23.52     120,620.48
                                                                 2012   23.52   26.17     109,217.65
                                                                 2013   26.17   27.83     117,133.99
                                                                 2014   27.83   28.74     104,665.32
                                                                 2015   28.74   27.70      93,766.92
                                                                 2016   27.70   28.53           0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   15.98   16.37     107,325.43

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.50 SEPARATE ACCOUNT CHARGE
----------------------------------------------------
                                                     2008   16.37   16.04    85,709.84
                                                     2009   16.04   16.45    90,659.96
                                                     2010   16.45   17.09   106,820.76
                                                     2011   17.09   17.73   104,343.44
                                                     2012   17.73   17.99   103,995.91
                                                     2013   17.99   17.57   103,818.11
                                                     2014   17.57   17.74    87,799.30
                                                     2015   17.74   17.53    80,150.80
                                                     2016   17.53   17.45    72,761.02





                                                                                         AT 1.75 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          15.04          15.27     115,031.70
                                                                                2008          15.27          13.60      82,599.38
                                                                                2009          13.60          15.05      98,637.75
                                                                                2010          15.05          15.74      98,794.03
                                                                                2011          15.74          16.41      83,446.59
                                                                                2012          16.41          16.99      78,576.10
                                                                                2013          16.99          16.34      74,669.38
                                                                                2014          16.34          16.90      54,057.97
                                                                                2015          16.90          16.66      44,776.86
                                                                                2016          16.66          16.85      37,554.15
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          28.63          34.16     115,956.39
                                                                                2008          34.16          15.60     133,303.40
                                                                                2009          15.60          24.72     138,303.97
                                                                                2010          24.72          29.74     151,859.31
                                                                                2011          29.74          23.63     151,964.78
                                                                                2012          23.63          27.44     121,669.04
                                                                                2013          27.44          34.59     101,297.65
                                                                                2014          34.59          34.71      95,214.87
                                                                                2015          34.71          34.20      87,279.75
                                                                                2016          34.20          34.31      79,499.55
American Funds Growth Investment Division (Class 2)............................ 2007         147.14         162.43      48,154.21
                                                                                2008         162.43          89.42      57,498.77
                                                                                2009          89.42         122.50      57,219.76
                                                                                2010         122.50         142.87      48,358.26
                                                                                2011         142.87         134.39      42,901.79
                                                                                2012         134.39         155.67      38,267.17
                                                                                2013         155.67         199.02      34,893.25
                                                                                2014         199.02         212.21      28,837.79
                                                                                2015         212.21         222.83      23,994.65
                                                                                2016         222.83         239.74      19,919.34
American Funds Growth-Income Investment Division (Class 2 ).................... 2007         106.96         110.40      43,158.87
                                                                                2008         110.40          67.42      42,230.34
                                                                                2009          67.42          86.94      47,078.21
                                                                                2010          86.94          95.20      52,132.28
                                                                                2011          95.20          91.84      53,940.17
                                                                                2012          91.84         106.01      51,013.23
                                                                                2013         106.01         139.08      47,164.14
                                                                                2014         139.08         151.20      41,699.05
                                                                                2015         151.20         150.74      35,010.39
                                                                                2016         150.74         165.19      32,178.42





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.60 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------
                                                                                     BEGINNING OF                  NUMBER OF
                                                                                             YEAR   END OF YEAR    ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION.......................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)....... 2012          10.19          10.53      53,306.17
                                                                              2013          10.53          11.52      82,608.78
                                                                              2014          11.52          12.17      74,114.24
                                                                              2015          12.17          12.04      73,009.56
                                                                              2016          12.04          12.28      74,501.14
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................ 2014           0.99           1.03      13,153.47
                                                                              2015           1.03           1.01      13,398.18
                                                                              2016           1.01           1.01      28,041.18
American Funds Bond Investment Division+ (Class 2) (5/1/2006)................ 2007          15.04          15.27      26,795.36

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.60 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2008    15.27    13.60    23,110.57
                                                                2009    13.60    15.05    20,625.76
                                                                2010    15.05    15.74    16,284.48
                                                                2011    15.74    16.41    14,590.66
                                                                2012    16.41    16.99    10,535.95
                                                                2013    16.99    16.34     6,618.83
                                                                2014    16.34    16.90     8,643.30
                                                                2015    16.90    16.66     8,366.53
                                                                2016    16.66    16.85     7,772.95
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION INVESTMENT
DIVISION+ (CLASS 2)............................................ 2007    28.63    34.16   150,471.52
                                                                2008    34.16    15.60   106,380.52
                                                                2009    15.60    24.72   102,365.71
                                                                2010    24.72    29.74    98,037.32
                                                                2011    29.74    23.63    79,838.23
                                                                2012    23.63    27.44    66,448.07
                                                                2013    27.44    34.59    60,910.44
                                                                2014    34.59    34.71    53,771.81
                                                                2015    34.71    34.20    46,118.48
                                                                2016    34.20    34.31    42,420.75
AMERICAN FUNDS GROWTH INVESTMENT DIVISION+ (CLASS 2)........... 2007   147.07   162.35    49,908.02
                                                                2008   162.35    89.38    40,843.02
                                                                2009    89.38   122.44    39,070.82
                                                                2010   122.44   142.80    35,700.21
                                                                2011   142.80   134.32    30,814.42
                                                                2012   134.32   155.60    28,778.12
                                                                2013   155.60   198.92    26,583.58
                                                                2014   198.92   212.11    22,767.46
                                                                2015   212.11   222.72    19,252.75
                                                                2016   222.72   239.62    17,984.02
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007   106.91   110.34    62,927.94
                                                                2008   110.34    67.38    41,806.81
                                                                2009    67.38    86.90    39,074.67
                                                                2010    86.90    95.15    39,429.27
                                                                2011    95.15    91.79    38,494.49
                                                                2012    91.79   105.96    34,123.78
                                                                2013   105.96   139.01    30,478.06
                                                                2014   139.01   151.12    26,498.24
                                                                2015   151.12   150.66    22,959.18
                                                                2016   150.66   165.11    21,526.43
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     7.00   753,092.01
                                                                2009     7.00     8.91   786,134.75
                                                                2010     8.91     9.83   703,696.29
                                                                2011     9.83     9.47   625,136.28
                                                                2012     9.47    10.58   268,817.67
                                                                2013    10.58    12.34   252,817.46
                                                                2014    12.34    12.88   229,764.57
                                                                2015    12.88    12.59   213,551.45
                                                                2016    12.59    13.36   196,821.93
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.35   408,432.40
                                                                2009     6.35     8.37   646,986.36
                                                                2010     8.37     9.35   534,697.90
                                                                2011     9.35     8.77   458,398.08
                                                                2012     8.77    10.02   361,370.63
                                                                2013    10.02    12.34   408,519.16
                                                                2014    12.34    12.92   404,478.84
                                                                2015    12.92    12.62   385,040.32
                                                                2016    12.62    13.53   362,305.08
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.67   162,969.89
                                                                2009     7.67     9.32   326,442.68
                                                                2010     9.32    10.08   355,063.16
                                                                2011    10.08     9.94   344,030.86
                                                                2012     9.94    10.84   370,572.54
                                                                2013    10.84    12.11   323,712.52
                                                                2014    12.11    12.64   316,066.40
                                                                2015    12.64    12.35   344,058.74
                                                                2016    12.35    13.01   303,518.63
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.13    11.52   162,046.77
                                                                2013    11.52    10.95   112,691.46
                                                                2014    10.95    11.21    93,142.05
                                                                2015    11.21     9.97    78,457.45
                                                                2016     9.97    10.69    99,649.78

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.60 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)....................................................... 2007   17.39   18.83     140,734.04
                                                                 2008   18.83   10.33     151,926.99
                                                                 2009   10.33   12.39     128,081.49
                                                                 2010   12.39   13.03     116,164.73
                                                                 2011   13.03   10.24     114,154.96
                                                                 2012   10.24   12.03     110,480.30
                                                                 2013   12.03   13.64     225,321.64
                                                                 2014   13.64   12.97     210,012.82
                                                                 2015   12.97   12.49     201,537.53
                                                                 2016   12.49   12.91     188,450.52
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)....................................................... 2007   12.92   13.56   1,683,746.74
                                                                 2008   13.56   14.10   1,231,419.73
                                                                 2009   14.10   14.56   1,131,419.14
                                                                 2010   14.56   15.15   1,027,674.17
                                                                 2011   15.15   15.99     960,627.22
                                                                 2012   15.99   16.31     992,619.62
                                                                 2013   16.31   15.64   1,001,308.35
                                                                 2014   15.64   16.24     900,504.49
                                                                 2015   16.24   16.00     717,179.58
                                                                 2016   16.00   16.08     746,438.83
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............. 2007   44.28   46.20     152,713.37
                                                                 2008   46.20   43.80     121,533.78
                                                                 2009   43.80   47.06     112,612.24
                                                                 2010   47.06   50.05     101,435.04
                                                                 2011   50.05   52.37      90,560.85
                                                                 2012   52.37   55.28      88,815.05
                                                                 2013   55.28   53.86      80,782.88
                                                                 2014   53.86   56.61      72,134.52
                                                                 2015   56.61   55.90      64,390.30
                                                                 2016   55.90   56.59      60,976.19
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007   26.75   31.17      81,821.28
                                                                 2008   31.17   19.42      93,148.81
                                                                 2009   19.42   26.09      70,150.09
                                                                 2010   26.09   30.67      65,649.31
                                                                 2011   30.67   27.42      65,183.77
                                                                 2012   27.42   30.78      60,974.58
                                                                 2013   30.78   40.57      58,392.36
                                                                 2014   40.57   43.37      51,355.67
                                                                 2015   43.37   45.25      53,029.93
                                                                 2016   45.25   44.46      49,251.87
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007   16.93   17.28       2,857.92
                                                                 2008   17.28    9.36       4,291.66
                                                                 2009    9.36    9.74           0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012    9.95   10.26      93,570.55
                                                                 2013   10.26   11.14     106,319.13
                                                                 2014   11.14   11.61      89,783.11
                                                                 2015   11.61   11.41      81,692.41
                                                                 2016   11.41   11.73      70,621.00
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007   14.28   14.50     358,059.25
                                                                 2008   14.50    9.25     334,167.45
                                                                 2009    9.25   10.12     300,993.37
                                                                 2010   10.12   10.84     267,248.46
                                                                 2011   10.84   10.89     255,339.11
                                                                 2012   10.89   12.21     238,135.77
                                                                 2013   12.21   15.84     239,108.96
                                                                 2014   15.84   17.10     203,663.54
                                                                 2015   17.10   15.79     194,208.29
                                                                 2016   15.79   18.35     170,300.76
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007   21.80   22.48           0.00
                                                                 2008   22.48   22.70       3,914.49
                                                                 2009   22.70   22.40          57.00
                                                                 2010   22.40   22.04          57.50
                                                                 2011   22.04   21.69          44.53
                                                                 2012   21.69   21.35       1,121.69
                                                                 2013   21.35   21.01           0.00
                                                                 2014   21.01   20.67           0.00
                                                                 2015   20.67   20.34           0.00
                                                                 2016   20.34   20.04           0.00
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007   19.34   16.18     575,314.01
                                                                 2008   16.18    9.28     519,452.59

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.60 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2009     9.28    12.31     443,682.94
                                                                  2010    12.31    14.07     407,965.93
                                                                  2011    14.07    13.07     379,396.52
                                                                  2012    13.07    16.21     351,309.43
                                                                  2013    16.21    16.52     337,121.33
                                                                  2014    16.52    18.41     286,256.41
                                                                  2015    18.41    17.86     259,140.01
                                                                  2016    17.86    17.73     236,263.01
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007     7.70     7.74      42,082.05
                                                                  2008     7.74     4.64      33,750.54
                                                                  2009     4.64     6.08      30,389.06
                                                                  2010     6.08     7.40      30,540.39
                                                                  2011     7.40     7.52      80,192.49
                                                                  2012     7.52     8.77      83,579.26
                                                                  2013     8.77    12.57      95,987.86
                                                                  2014    12.57    14.71     360,568.20
                                                                  2015    14.71    13.90     342,924.73
                                                                  2016    13.90    14.04     286,707.65
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007).................................. 2007   138.68   169.90      11,589.91
                                                                  2008   169.90    96.98      34,978.31
                                                                  2009    96.98   136.34      35,021.62
                                                                  2010   136.34   146.78      30,601.26
                                                                  2011   146.78   133.56      26,458.06
                                                                  2012   133.56   161.02      24,262.05
                                                                  2013   161.02   204.08      21,801.49
                                                                  2014   204.08   212.38           0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007     9.87     9.14      40,093.92
                                                                  2008     9.14     4.08      49,200.25
                                                                  2009     4.08     5.54      45,469.79
                                                                  2010     5.54     5.85      49,666.93
                                                                  2011     5.85     6.22           0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007    40.99    48.49      46,260.80
                                                                  2008    48.49    25.84      47,455.28
                                                                  2009    25.84    37.91      48,000.25
                                                                  2010    37.91    42.91      44,403.72
                                                                  2011    42.91    40.86      34,230.45
                                                                  2012    40.86    44.51      30,165.84
                                                                  2013    44.51    58.01      26,795.44
                                                                  2014    58.01    63.29      23,383.95
                                                                  2015    63.29    63.91      21,905.71
                                                                  2016    63.91    66.14      18,043.92
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007    19.78    19.25     541,008.28
                                                                  2008    19.25    11.20     361,181.38
                                                                  2009    11.20    17.09     455,142.82
                                                                  2010    17.09    19.58     437,333.42
                                                                  2011    19.58    16.52     428,563.44
                                                                  2012    16.52    21.01     413,396.27
                                                                  2013    21.01    26.99     404,858.25
                                                                  2014    26.99    25.02     360,517.54
                                                                  2015    25.02    23.51     347,351.94
                                                                  2016    23.51    25.03     319,034.36
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012     1.01     1.04     743,438.84
                                                                  2013     1.04     1.04   1,225,191.24
                                                                  2014     1.04     1.09   1,086,014.92
                                                                  2015     1.09     1.02     923,028.77
                                                                  2016     1.02     1.12   1,065,140.30
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007    25.78    26.18     407,834.48
                                                                  2008    26.18    13.53     341,977.21
                                                                  2009    13.53    19.67     278,249.72
                                                                  2010    19.67    24.40     250,524.15
                                                                  2011    24.40    22.41     238,737.31
                                                                  2012    22.41    24.77           0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012    24.65    25.30     228,120.83
                                                                  2013    25.30    32.45     203,212.00
                                                                  2014    32.45    35.01     180,862.55
                                                                  2015    35.01    31.36     159,778.74
                                                                  2016    31.36    35.65     139,621.00
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007    14.48    15.83      46,321.83
                                                                  2008    15.83     9.54      58,875.23
                                                                  2009     9.54    12.57      57,151.36
                                                                  2010    12.57    15.61      48,806.51

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.60 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2011   15.61   15.19    45,471.31
                                                                  2012   15.19   17.68    70,471.03
                                                                  2013   17.68   24.39    42,555.94
                                                                  2014   24.39   25.90    33,765.00
                                                                  2015   25.90   25.06    29,261.28
                                                                  2016   25.06   27.48    26,651.80
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007    4.87    5.34    51,264.06
                                                                  2008    5.34    3.33    46,164.93
                                                                  2009    3.33    4.58   246,056.69
                                                                  2010    4.58    5.02   305,063.15
                                                                  2011    5.02    4.95   262,756.56
                                                                  2012    4.95    5.63   484,165.29
                                                                  2013    5.63    7.57   391,814.88
                                                                  2014    7.57    8.11   353,526.29
                                                                  2015    8.11    8.82   344,882.05
                                                                  2016    8.82    8.67   317,554.41
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    9.05   10.17    79,747.56
                                                                  2008   10.17    5.41   112,799.60
                                                                  2009    5.41    7.65   169,418.84
                                                                  2010    7.65    8.24   129,464.56
                                                                  2011    8.24    8.00   115,159.09
                                                                  2012    8.00    8.99         0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04   141,760.02
                                                                  2013    1.04    1.14   465,208.71
                                                                  2014    1.14    1.20   545,536.95
                                                                  2015    1.20    1.19   500,885.87
                                                                  2016    1.19    1.21   450,563.36
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   15.14   16.61    57,871.35
                                                                  2014   16.61   16.92    46,893.48
                                                                  2015   16.92   16.85    39,231.62
                                                                  2016   16.85   17.38    31,421.76
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.97    23,738.90
                                                                  2009    7.97   10.03    32,570.27
                                                                  2010   10.03   11.04    42,385.77
                                                                  2011   11.04   11.09    64,419.92
                                                                  2012   11.09   12.28    74,275.04
                                                                  2013   12.28   12.81         0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   31.23   34.31    74,909.50
                                                                  2008   34.31   21.59    73,443.09
                                                                  2009   21.59   27.60    68,406.25
                                                                  2010   27.60   34.56    58,446.70
                                                                  2011   34.56   34.13    55,181.47
                                                                  2012   34.13   38.38    52,532.59
                                                                  2013   38.38   53.13    50,028.12
                                                                  2014   53.13   54.12    42,538.86
                                                                  2015   54.12   52.33    36,046.68
                                                                  2016   52.33   61.28    29,767.48
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.74   11.02    55,752.90
                                                                  2008   11.02    6.36    53,582.75
                                                                  2009    6.36    8.12    50,996.32
                                                                  2010    8.12   10.50    49,435.59
                                                                  2011   10.50   10.62    47,321.36
                                                                  2012   10.62   11.59    45,922.49
                                                                  2013   11.59   16.93    53,886.21
                                                                  2014   16.93   16.81    54,083.70
                                                                  2015   16.81   16.78    42,045.59
                                                                  2016   16.78   17.51    34,703.82
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   38.06   34.80   132,411.56
                                                                  2008   34.80   18.44   114,642.03
                                                                  2009   18.44   25.63   101,186.59
                                                                  2010   25.63   28.95    82,993.60
                                                                  2011   28.95   30.34    85,043.81
                                                                  2012   30.34   33.31    72,002.19
                                                                  2013   33.31   44.76    70,912.01
                                                                  2014   44.76   44.78    61,267.45
                                                                  2015   44.78   39.81    50,837.31
                                                                  2016   39.81   48.06    45,503.05
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.75         0.00
                                                                  2012    9.75   10.02     3,976.94
                                                                  2013   10.02    9.97    37,430.75

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.60 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2014     9.97     9.92      46,891.68
                                                                  2015     9.92     9.70      56,062.50
                                                                  2016     9.70     9.84      40,734.58
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007    40.33    41.91      70,784.11
                                                                  2008    41.91    30.95      67,594.06
                                                                  2009    30.95    35.64      65,596.84
                                                                  2010    35.64    38.34      55,912.17
                                                                  2011    38.34    39.08      51,332.97
                                                                  2012    39.08    43.12      53,287.66
                                                                  2013    43.12    51.04      48,654.96
                                                                  2014    51.04    55.39      40,941.63
                                                                  2015    55.39    55.77      35,318.45
                                                                  2016    55.77    58.58      33,755.02
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007    36.69    37.68     318,122.75
                                                                  2008    37.68    22.42     301,314.15
                                                                  2009    22.42    29.05     266,539.91
                                                                  2010    29.05    31.94     252,732.07
                                                                  2011    31.94    30.09     232,569.13
                                                                  2012    30.09    33.35     215,824.92
                                                                  2013    33.35    43.77     184,667.89
                                                                  2014    43.77    47.53     159,563.74
                                                                  2015    47.53    47.78     138,447.95
                                                                  2016    47.78    50.34     119,022.16
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007    71.64    75.09           0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007    74.46    75.00      27,459.54
                                                                  2008    75.00    46.27      27,554.00
                                                                  2009    46.27    54.27      26,321.88
                                                                  2010    54.27    60.06      21,082.81
                                                                  2011    60.06    59.26      20,092.73
                                                                  2012    59.26    66.14      19,538.65
                                                                  2013    66.14    87.41      18,514.71
                                                                  2014    87.41    97.64      18,071.62
                                                                  2015    97.64   100.41      16,236.69
                                                                  2016   100.41   106.99      14,230.56
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011    12.01    10.27     201,197.36
                                                                  2012    10.27    11.80     181,854.71
                                                                  2013    11.80    15.04     193,173.59
                                                                  2014    15.04    15.56     246,243.59
                                                                  2015    15.56    15.00     256,600.55
                                                                  2016    15.00    16.09     244,574.52
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    12.67    12.88     152,406.40
                                                                  2008    12.88     7.54     151,235.14
                                                                  2009     7.54     9.76     150,755.43
                                                                  2010     9.76    11.12     135,054.41
                                                                  2011    11.12    12.05           0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007    10.82    11.24     542,410.67
                                                                  2008    11.24     9.47     837,770.87
                                                                  2009     9.47    11.23     722,615.32
                                                                  2010    11.23    12.16     702,429.67
                                                                  2011    12.16    12.36     693,399.32
                                                                  2012    12.36    13.28     671,739.80
                                                                  2013    13.28    13.63     619,284.17
                                                                  2014    13.63    14.01     579,978.66
                                                                  2015    14.01    13.71     495,054.95
                                                                  2016    13.71    14.10     450,542.58
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007    11.31    11.66   1,798,990.05
                                                                  2008    11.66     9.00   2,169,751.21
                                                                  2009     9.00    10.95   2,002,953.50
                                                                  2010    10.95    12.02   1,952,472.22
                                                                  2011    12.02    11.95   1,881,823.46
                                                                  2012    11.95    13.11   1,827,206.11
                                                                  2013    13.11    14.31   1,742,279.70
                                                                  2014    14.31    14.78   1,596,035.61
                                                                  2015    14.78    14.39   1,423,644.61
                                                                  2016    14.39    15.02   1,295,820.04

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.60 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)............................................................. 2007   11.81   12.13   3,987,132.98
                                                                        2008   12.13    8.52   4,568,457.55
                                                                        2009    8.52   10.60   4,334,438.20
                                                                        2010   10.60   11.81   4,380,070.37
                                                                        2011   11.81   11.46   4,212,109.36
                                                                        2012   11.46   12.78   3,916,510.83
                                                                        2013   12.78   14.84   3,849,805.21
                                                                        2014   14.84   15.34   3,460,952.75
                                                                        2015   15.34   14.90   3,138,727.70
                                                                        2016   14.90   15.71   2,756,916.87
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)................................................. 2013   11.51   13.10      84,466.47
                                                                        2014   13.10   13.04           0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)............................................................. 2007   12.31   12.58   3,442,051.17
                                                                        2008   12.58    8.03   3,852,526.33
                                                                        2009    8.03   10.21   3,616,688.31
                                                                        2010   10.21   11.52   3,482,450.40
                                                                        2011   11.52   10.91   3,234,319.70
                                                                        2012   10.91   12.39   2,989,661.01
                                                                        2013   12.39   15.16   2,776,014.48
                                                                        2014   15.16   15.70   2,829,064.72
                                                                        2015   15.70   15.19   2,550,335.29
                                                                        2016   15.19   16.16   2,273,122.02
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    7.02      62,019.61
                                                                        2009    7.02    8.88      98,667.05
                                                                        2010    8.88    9.62     101,912.71
                                                                        2011    9.62    9.30     118,235.45
                                                                        2012    9.30   10.63      81,887.81
                                                                        2013   10.63   11.43           0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.98   10.43      37,577.60
                                                                        2013   10.43   11.73     134,912.15
                                                                        2014   11.73   12.66     235,534.34
                                                                        2015   12.66   11.95     187,082.17
                                                                        2016   11.95   12.75     277,346.18
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.41   16.30     335,857.52
                                                                        2008   16.30   10.21     417,015.62
                                                                        2009   10.21   13.74     286,771.59
                                                                        2010   13.74   17.04     259,058.63
                                                                        2011   17.04   16.40     248,258.06
                                                                        2012   16.40   18.94     246,612.80
                                                                        2013   18.94   24.75     226,602.35
                                                                        2014   24.75   26.61     193,235.07
                                                                        2015   26.61   25.50     176,633.99
                                                                        2016   25.50   30.15     168,752.51
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.12     181,580.92
                                                                        2014    1.12    1.21     668,695.18
                                                                        2015    1.21    1.17   1,005,310.87
                                                                        2016    1.17    1.20     887,898.56
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   41.55   42.92     786,082.23
                                                                        2008   42.92   26.50     817,168.30
                                                                        2009   26.50   32.84     771,039.32
                                                                        2010   32.84   37.00     687,939.94
                                                                        2011   37.00   37.01     651,882.86
                                                                        2012   37.01   42.04     635,176.46
                                                                        2013   42.04   54.49     496,068.29
                                                                        2014   54.49   60.65     430,697.22
                                                                        2015   60.65   60.23     360,321.85
                                                                        2016   60.23   66.02     355,379.01
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.84   17.66     332,197.88
                                                                        2008   17.66   10.02     297,195.00
                                                                        2009   10.02   12.97     362,562.60
                                                                        2010   12.97   14.22     334,005.30
                                                                        2011   14.22   12.49     324,836.53
                                                                        2012   12.49   14.35     318,273.89
                                                                        2013   14.35   16.84     307,061.98
                                                                        2014   16.84   15.42     272,869.55
                                                                        2015   15.42   14.91     267,478.97
                                                                        2016   14.91   14.54     257,925.28
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   43.02   44.08      41,943.27
                                                                        2008   44.08   33.68      50,483.60
                                                                        2009   33.68   39.22      39,770.66

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.60 SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------
                                                                    2010   39.22   42.38    36,321.13
                                                                    2011   42.38   42.61    38,843.68
                                                                    2012   42.61   46.67    39,502.43
                                                                    2013   46.67   54.52    32,797.29
                                                                    2014   54.52   58.14    27,678.75
                                                                    2015   58.14   56.99    22,645.39
                                                                    2016   56.99   61.09    20,498.24
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)................... 2007   14.51   13.71   345,129.39
                                                                    2008   13.71    8.94   330,646.25
                                                                    2009    8.94   10.61   297,687.36
                                                                    2010   10.61   11.61   266,856.68
                                                                    2011   11.61   11.50   241,492.65
                                                                    2012   11.50   13.16   228,041.64
                                                                    2013   13.16   17.54   423,903.26
                                                                    2014   17.54   19.09   368,080.10
                                                                    2015   19.09   18.72   338,720.22
                                                                    2016   18.72   21.02   309,156.95
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))............................. 2007   30.28   30.97    80,323.98
                                                                    2008   30.97   18.56    72,214.81
                                                                    2009   18.56   22.19    68,117.30
                                                                    2010   22.19   24.96    63,451.92
                                                                    2011   24.96   22.99    53,836.48
                                                                    2012   22.99   26.13    51,851.95
                                                                    2013   26.13   28.75         0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)........................................................ 2008    9.99    6.59     7,220.50
                                                                    2009    6.59    8.10    11,063.84
                                                                    2010    8.10    8.85    25,422.53
                                                                    2011    8.85    8.66    38,314.49
                                                                    2012    8.66    9.71    36,445.54
                                                                    2013    9.71   10.63         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B).......................................................... 2010   12.53   14.54   161,360.08
                                                                    2011   14.54   13.32   122,560.15
                                                                    2012   13.32   14.32   123,278.06
                                                                    2013   14.32   19.60   116,172.00
                                                                    2014   19.60   19.48    97,193.09
                                                                    2015   19.48   18.21    88,615.15
                                                                    2016   18.21   16.40    72,651.26
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))................................................ 2007   18.71   19.91   114,242.92
                                                                    2008   19.91    8.73   128,226.38
                                                                    2009    8.73   11.47   132,554.81
                                                                    2010   11.47   12.41         0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)............. 2007   15.07   16.39   668,772.94
                                                                    2008   16.39    9.32   681,524.58
                                                                    2009    9.32   11.77   545,497.99
                                                                    2010   11.77   12.50   483,619.36
                                                                    2011   12.50   10.74   493,952.54
                                                                    2012   10.74   12.48   443,217.81
                                                                    2013   12.48   14.93   381,437.50
                                                                    2014   14.93   13.77   367,482.10
                                                                    2015   13.77   13.38   314,677.71
                                                                    2016   13.38   13.29   342,984.54
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)............. 2007   21.05   19.95   310,676.51
                                                                    2008   19.95   12.06   257,490.00
                                                                    2009   12.06   13.39   233,103.41
                                                                    2010   13.39   15.99   210,101.98
                                                                    2011   15.99   16.61   197,376.09
                                                                    2012   16.61   17.94   181,866.96
                                                                    2013   17.94   24.39   188,037.50
                                                                    2014   24.39   23.93   169,195.81
                                                                    2015   23.93   23.64   149,426.99
                                                                    2016   23.64   27.55   131,314.03
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))............... 2007   16.17   15.48    58,469.53
                                                                    2008   15.48    9.40    51,359.95
                                                                    2009    9.40   12.65    47,405.73
                                                                    2010   12.65   15.30    41,871.48
                                                                    2011   15.30   14.26    35,294.31
                                                                    2012   14.26   14.78    38,338.21
                                                                    2013   14.78   16.01         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008)............................................. 2008    9.99    6.56         0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.60 SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------
                                                                    2009    6.56    8.56     4,382.90
                                                                    2010    8.56    9.07     6,793.08
                                                                    2011    9.07    8.31    14,055.43
                                                                    2012    8.31    9.99    11,703.09
                                                                    2013    9.99   10.62         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........... 2007   18.92   19.79    93,672.46
                                                                    2008   19.79   11.57   133,559.11
                                                                    2009   11.57   15.92    84,554.35
                                                                    2010   15.92   18.17    81,079.77
                                                                    2011   18.17   16.38    81,469.99
                                                                    2012   16.38   19.53    71,670.87
                                                                    2013   19.53   24.43    75,606.98
                                                                    2014   24.43   24.56    64,482.73
                                                                    2015   24.56   25.12    59,783.67
                                                                    2016   25.12   24.78    48,704.68
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014).............................................. 2014    0.99    1.03       931.73
                                                                    2015    1.03    0.96    44,019.93
                                                                    2016    0.96    1.05   226,738.58
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................... 2007   11.02   12.01   108,646.03
                                                                    2008   12.01   11.01   385,644.35
                                                                    2009   11.01   12.79   385,291.98
                                                                    2010   12.79   13.56   370,335.04
                                                                    2011   13.56   14.83   375,395.10
                                                                    2012   14.83   15.93   398,156.01
                                                                    2013   15.93   14.22   299,025.81
                                                                    2014   14.22   14.40   260,031.26
                                                                    2015   14.40   13.73   227,155.33
                                                                    2016   13.73   14.19   199,164.86
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B)................... 2007   12.41   13.14   695,493.02
                                                                    2008   13.14   12.98   630,863.83
                                                                    2009   12.98   15.08   666,003.60
                                                                    2010   15.08   16.06   745,481.48
                                                                    2011   16.06   16.30   578,370.15
                                                                    2012   16.30   17.53   596,834.07
                                                                    2013   17.53   16.92   498,548.19
                                                                    2014   16.92   17.35   403,877.20
                                                                    2015   17.35   17.08   342,977.94
                                                                    2016   17.08   17.24   301,214.74
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)........................................................ 2012   10.75   10.90    17,925.76
                                                                    2013   10.90   10.24    17,427.65
                                                                    2014   10.24   10.84    43,330.55
                                                                    2015   10.84   10.71    20,852.97
                                                                    2016   10.71   10.68    67,618.89
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)........................................................ 2013   10.21   10.73     9,948.99
                                                                    2014   10.73   11.48    13,826.12
                                                                    2015   11.48   11.15    20,655.12
                                                                    2016   11.15   11.48    19,826.39
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   18.09   17.50   215,892.55
                                                                    2008   17.50   11.42   255,521.17
                                                                    2009   11.42   14.12   186,998.51
                                                                    2010   14.12   17.60   159,173.37
                                                                    2011   17.60   16.57   150,708.05
                                                                    2012   16.57   18.93   143,094.71
                                                                    2013   18.93   25.74   132,417.34
                                                                    2014   25.74   26.55   127,238.48
                                                                    2015   26.55   24.95   111,590.49
                                                                    2016   24.95   29.70   101,182.59
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)........................................................ 2012    1.01    1.06   139,584.42
                                                                    2013    1.06    1.15   428,329.28
                                                                    2014    1.15    1.22   514,423.95
                                                                    2015    1.22    1.19   262,871.41
                                                                    2016    1.19    1.24   346,044.53
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)......................................................... 2007   11.13   11.54    18,132.34
                                                                    2008   11.54    8.51    15,571.41
                                                                    2009    8.51   10.46    89,717.91
                                                                    2010   10.46   11.56   223,553.24
                                                                    2011   11.56   11.49   274,825.40
                                                                    2012   11.49   12.76   310,451.12
                                                                    2013   12.76   14.19   456,325.24
                                                                    2014   14.19   14.77   399,489.73
                                                                    2015   14.77   14.25   268,950.62
                                                                    2016   14.25   14.84   188,614.77

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.60 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006)........ 2007   11.38   11.83    31,370.29
                                                                 2008   11.83    7.80    28,383.39
                                                                 2009    7.80    9.91    84,815.92
                                                                 2010    9.91   11.14   106,307.75
                                                                 2011   11.14   10.73   145,727.00
                                                                 2012   10.73   12.14   141,766.85
                                                                 2013   12.14   14.11    99,290.55
                                                                 2014   14.11   14.64    87,173.98
                                                                 2015   14.64   14.07    68,205.32
                                                                 2016   14.07   14.80    50,700.29
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   13.89   14.92   188,545.73
                                                                 2008   14.92    8.51   173,797.48
                                                                 2009    8.51   11.99   158,106.62
                                                                 2010   11.99   13.77   138,130.61
                                                                 2011   13.77   13.37   131,452.54
                                                                 2012   13.37   15.62   151,095.23
                                                                 2013   15.62   21.33   329,949.87
                                                                 2014   21.33   22.84   306,743.28
                                                                 2015   22.84   24.85   304,653.21
                                                                 2016   24.85   24.83   269,065.89
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))......... 2007    4.87    6.31   407,620.95
                                                                 2008    6.31    3.45   306,232.72
                                                                 2009    3.45    5.40   334,322.12
                                                                 2010    5.40    6.78   306,931.63
                                                                 2011    6.78    6.01   303,932.87
                                                                 2012    6.01    6.63   281,002.42
                                                                 2013    6.63    6.93         0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.32    9.63   348,582.99
                                                                 2008    9.63    5.71   286,541.36
                                                                 2009    5.71    8.17   274,158.05
                                                                 2010    8.17   10.27   243,552.93
                                                                 2011   10.27    9.94   246,838.05
                                                                 2012    9.94   11.12   218,366.58
                                                                 2013   11.12   14.95   212,814.14
                                                                 2014   14.95   16.60   206,983.53
                                                                 2015   16.60   17.42   201,558.01
                                                                 2016   17.42   18.21   174,333.32
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   14.44   15.56    75,889.16
                                                                 2008   15.56    9.75    83,913.67
                                                                 2009    9.75   13.30    96,685.09
                                                                 2010   13.30   17.63    92,674.51
                                                                 2011   17.63   17.60   101,552.06
                                                                 2012   17.60   20.08    90,749.18
                                                                 2013   20.08   28.49    87,952.80
                                                                 2014   28.49   29.90    76,160.57
                                                                 2015   29.90   30.15    77,376.98
                                                                 2016   30.15   33.08    72,044.57
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   20.18   20.59   312,486.45
                                                                 2008   20.59   17.18   246,104.98
                                                                 2009   17.18   22.30   229,790.38
                                                                 2010   22.30   24.68   200,682.69
                                                                 2011   24.68   25.70   180,809.73
                                                                 2012   25.70   28.15   181,231.16
                                                                 2013   28.15   27.93   155,742.35
                                                                 2014   27.93   28.94   119,594.55
                                                                 2015   28.94   27.92   109,659.06
                                                                 2016   27.92   29.75   211,811.84
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   17.92   18.79   261,726.72
                                                                 2008   18.79   15.05   238,895.76
                                                                 2009   15.05   20.26   238,699.81
                                                                 2010   20.26   22.52   212,166.77
                                                                 2011   22.52   23.15   185,375.17
                                                                 2012   23.15   25.73   174,088.59
                                                                 2013   25.73   27.35   161,214.69
                                                                 2014   27.35   28.21   153,955.54
                                                                 2015   28.21   27.16   137,178.86
                                                                 2016   27.16   27.97         0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   15.78   16.16   355,994.79
                                                                 2008   16.16   15.82   294,414.86
                                                                 2009   15.82   16.20   278,597.22
                                                                 2010   16.20   16.82   243,578.88
                                                                 2011   16.82   17.42   210,771.08
                                                                 2012   17.42   17.67   205,205.44

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.60 SEPARATE ACCOUNT CHARGE
----------------------------------------------------
                                                     2013   17.67   17.23   192,792.80
                                                     2014   17.23   17.39   162,002.75
                                                     2015   17.39   17.17   149,486.46
                                                     2016   17.17   17.07   138,577.66





                                                                                         AT 1.85 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          14.89          15.11     296,130.88
                                                                                2008          15.11          13.44     264,484.04
                                                                                2009          13.44          14.86     226,808.25
                                                                                2010          14.86          15.53     222,768.25
                                                                                2011          15.53          16.17     188,923.23
                                                                                2012          16.17          16.73     157,342.00
                                                                                2013          16.73          16.07     136,103.49
                                                                                2014          16.07          16.61     114,822.89
                                                                                2015          16.61          16.35     111,846.58
                                                                                2016          16.35          16.52      90,046.52
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          28.38          33.83     454,460.12
                                                                                2008          33.83          15.43     381,495.88
                                                                                2009          15.43          24.44     361,913.51
                                                                                2010          24.44          29.37     321,170.79
                                                                                2011          29.37          23.31     296,003.82
                                                                                2012          23.31          27.04     274,985.36
                                                                                2013          27.04          34.05     252,109.23
                                                                                2014          34.05          34.14     218,405.43
                                                                                2015          34.14          33.60     197,683.97
                                                                                2016          33.60          33.67     166,851.39
American Funds Growth Investment Division (Class 2)............................ 2007         143.81         158.59     181,913.28
                                                                                2008         158.59          87.22     162,427.62
                                                                                2009          87.22         119.37     147,719.28
                                                                                2010         119.37         139.07     135,430.24
                                                                                2011         139.07         130.69     124,730.74
                                                                                2012         130.69         151.23     116,542.49
                                                                                2013         151.23         193.16      95,841.58
                                                                                2014         193.16         205.75      79,378.36
                                                                                2015         205.75         215.83      69,888.41
                                                                                2016         215.83         231.98      60,522.48
American Funds Growth-Income Investment Division (Class 2 ).................... 2007         104.54         107.79     148,871.59
                                                                                2008         107.79          65.76     135,977.45
                                                                                2009          65.76          84.72     126,583.29
                                                                                2010          84.72          92.67     114,355.33
                                                                                2011          92.67          89.31     107,196.01
                                                                                2012          89.31         102.99     105,246.29
                                                                                2013         102.99         134.98      93,562.95
                                                                                2014         134.98         146.60      81,595.94
                                                                                2015         146.60         146.00      70,001.13
                                                                                2016         146.00         159.84      63,459.98





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.65 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                             YEAR   END OF YEAR    ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION.......................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)....... 2012          10.19          10.52     187,622.64
                                                                              2013          10.52          11.50     183,445.63
                                                                              2014          11.50          12.14     170,567.05
                                                                              2015          12.14          12.01     143,938.92
                                                                              2016          12.01          12.24     121,767.69
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................ 2014           0.99           1.03      41,417.89
                                                                              2015           1.03           1.01      62,447.34
                                                                              2016           1.01           1.01      26,213.56
American Funds Bond Investment Division+ (Class 2) (5/1/2006)................ 2007          14.97          15.19      20,204.36
                                                                              2008          15.19          13.52       4,521.35
                                                                              2009          13.52          14.95       7,742.30
                                                                              2010          14.95          15.63       7,174.71
                                                                              2011          15.63          16.29       2,871.13
                                                                              2012          16.29          16.86       6,703.59

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.65 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2013    16.86    16.20     1,212.99
                                                                2014    16.20    16.75     1,197.02
                                                                2015    16.75    16.50       979.98
                                                                2016    16.50    16.68       959.76
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION INVESTMENT
DIVISION+ (CLASS 2)............................................ 2007    28.50    33.99    61,494.55
                                                                2008    33.99    15.51    37,206.10
                                                                2009    15.51    24.58    38,931.64
                                                                2010    24.58    29.55    35,491.25
                                                                2011    29.55    23.47    19,854.93
                                                                2012    23.47    27.24    17,799.96
                                                                2013    27.24    34.32    15,252.26
                                                                2014    34.32    34.42    12,099.47
                                                                2015    34.42    33.90     8,878.80
                                                                2016    33.90    33.99     9,772.53
AMERICAN FUNDS GROWTH INVESTMENT DIVISION+ (CLASS 2)........... 2007   145.40   160.42    15,964.61
                                                                2008   160.42    88.27    11,078.19
                                                                2009    88.27   120.87     8,703.94
                                                                2010   120.87   140.89     7,562.07
                                                                2011   140.89   132.46     5,934.65
                                                                2012   132.46   153.36     5,040.16
                                                                2013   153.36   195.97     4,392.61
                                                                2014   195.97   208.85     4,029.64
                                                                2015   208.85   219.19     3,838.06
                                                                2016   219.19   235.71     3,080.14
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007   105.69   109.03    15,766.98
                                                                2008   109.03    66.55    11,621.18
                                                                2009    66.55    85.78    10,270.02
                                                                2010    85.78    93.88     8,445.76
                                                                2011    93.88    90.52     6,800.52
                                                                2012    90.52   104.44     7,069.83
                                                                2013   104.44   136.95     6,585.07
                                                                2014   136.95   148.81     6,335.26
                                                                2015   148.81   148.28     6,187.26
                                                                2016   148.28   162.41     4,849.44
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     6.99    16,156.05
                                                                2009     6.99     8.90     6,017.17
                                                                2010     8.90     9.82    34,094.47
                                                                2011     9.82     9.45    25,977.29
                                                                2012     9.45    10.56    19,432.98
                                                                2013    10.56    12.31    23,174.93
                                                                2014    12.31    12.84    40,969.04
                                                                2015    12.84    12.54    49,256.83
                                                                2016    12.54    13.30    43,322.71
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.34    51,998.84
                                                                2009     6.34     8.37    34,825.77
                                                                2010     8.37     9.34    43,535.87
                                                                2011     9.34     8.75    37,674.58
                                                                2012     8.75    10.00    42,544.77
                                                                2013    10.00    12.31    21,860.96
                                                                2014    12.31    12.88    28,549.55
                                                                2015    12.88    12.57    33,197.93
                                                                2016    12.57    13.47    22,801.98
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.67    78,668.60
                                                                2009     7.67     9.31   127,085.38
                                                                2010     9.31    10.06   157,906.40
                                                                2011    10.06     9.92   127,149.49
                                                                2012     9.92    10.81   121,233.87
                                                                2013    10.81    12.07    73,182.11
                                                                2014    12.07    12.60    76,374.15
                                                                2015    12.60    12.30    55,521.35
                                                                2016    12.30    12.95    85,419.70
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.12    11.51   291,294.97
                                                                2013    11.51    10.93   269,266.64
                                                                2014    10.93    11.19   235,295.05
                                                                2015    11.19     9.95   166,747.28
                                                                2016     9.95    10.66   130,679.54
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)...................................................... 2007    17.25    18.68    21,488.93
                                                                2008    18.68    10.24    37,588.13
                                                                2009    10.24    12.28    28,498.79
                                                                2010    12.28    12.91    11,363.52
                                                                2011    12.91    10.14    10,044.05

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.65 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2012   10.14   11.90     8,690.17
                                                                 2013   11.90   13.48     8,438.05
                                                                 2014   13.48   12.82     8,153.64
                                                                 2015   12.82   12.33     6,199.51
                                                                 2016   12.33   12.75     3,440.39
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)....................................................... 2007   12.87   13.50   199,174.29
                                                                 2008   13.50   14.02   144,680.37
                                                                 2009   14.02   14.48   149,358.38
                                                                 2010   14.48   15.06   137,934.06
                                                                 2011   15.06   15.89   165,580.14
                                                                 2012   15.89   16.19   203,375.88
                                                                 2013   16.19   15.53   183,296.20
                                                                 2014   15.53   16.11   186,130.30
                                                                 2015   16.11   15.86   181,844.68
                                                                 2016   15.86   15.93   140,837.73
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............. 2007   43.77   45.64    18,194.79
                                                                 2008   45.64   43.25    12,301.03
                                                                 2009   43.25   46.45    18,287.42
                                                                 2010   46.45   49.37    25,847.28
                                                                 2011   49.37   51.63    19,655.22
                                                                 2012   51.63   54.48    24,634.81
                                                                 2013   54.48   53.04    24,258.62
                                                                 2014   53.04   55.73    20,762.55
                                                                 2015   55.73   55.01    28,891.16
                                                                 2016   55.01   55.66    27,500.43
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007   26.58   30.97     4,756.65
                                                                 2008   30.97   19.28     7,942.87
                                                                 2009   19.28   25.89    11,725.39
                                                                 2010   25.89   30.42    20,896.18
                                                                 2011   30.42   27.19    10,262.52
                                                                 2012   27.19   30.50    11,508.36
                                                                 2013   30.50   40.18    10,889.51
                                                                 2014   40.18   42.94     8,564.29
                                                                 2015   42.94   44.77     7,217.32
                                                                 2016   44.77   43.97     4,779.74
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007   16.84   17.18     6,583.29
                                                                 2008   17.18    9.30     5,931.87
                                                                 2009    9.30    9.68         0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012    9.94   10.25   196,460.07
                                                                 2013   10.25   11.12   222,795.95
                                                                 2014   11.12   11.59   166,436.48
                                                                 2015   11.59   11.38   154,072.55
                                                                 2016   11.38   11.69   135,377.79
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007   14.25   14.45    29,327.64
                                                                 2008   14.45    9.22    21,666.18
                                                                 2009    9.22   10.08    24,446.57
                                                                 2010   10.08   10.80    22,539.56
                                                                 2011   10.80   10.84    21,281.63
                                                                 2012   10.84   12.15    21,349.26
                                                                 2013   12.15   15.75    19,884.69
                                                                 2014   15.75   16.99    34,378.76
                                                                 2015   16.99   15.68    28,460.86
                                                                 2016   15.68   18.22    18,687.60
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007   21.54   22.21   356,429.90
                                                                 2008   22.21   22.41   494,217.18
                                                                 2009   22.41   22.10   408,418.49
                                                                 2010   22.10   21.74   277,015.86
                                                                 2011   21.74   21.39   317,520.61
                                                                 2012   21.39   21.03   207,757.64
                                                                 2013   21.03   20.69   217,008.22
                                                                 2014   20.69   20.35   202,030.75
                                                                 2015   20.35   20.02   163,814.33
                                                                 2016   20.02   19.71   134,794.02
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007   19.32   16.15    70,377.64
                                                                 2008   16.15    9.26    58,487.23
                                                                 2009    9.26   12.28    46,467.07
                                                                 2010   12.28   14.02    47,167.26
                                                                 2011   14.02   13.02    40,306.61
                                                                 2012   13.02   16.14    37,122.74
                                                                 2013   16.14   16.44    54,129.32
                                                                 2014   16.44   18.31    35,022.58

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.65 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2015    18.31    17.76    29,355.03
                                                                  2016    17.76    17.62    25,585.17
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007     7.67     7.72     2,239.73
                                                                  2008     7.72     4.62     3,403.68
                                                                  2009     4.62     6.05     3,284.16
                                                                  2010     6.05     7.37     5,116.88
                                                                  2011     7.37     7.48    11,470.45
                                                                  2012     7.48     8.72    21,676.68
                                                                  2013     8.72    12.49    23,249.58
                                                                  2014    12.49    14.61    75,974.95
                                                                  2015    14.61    13.79    69,012.16
                                                                  2016    13.79    13.93    47,346.14
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007).................................. 2007   136.95   167.72     1,772.13
                                                                  2008   167.72    95.68     8,411.41
                                                                  2009    95.68   134.46     8,730.11
                                                                  2010   134.46   144.68     8,003.07
                                                                  2011   144.68   131.58     6,397.57
                                                                  2012   131.58   158.56     6,238.36
                                                                  2013   158.56   200.86     5,200.80
                                                                  2014   200.86   209.00         0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007     9.83     9.10       873.76
                                                                  2008     9.10     4.06       622.09
                                                                  2009     4.06     5.51     2,114.17
                                                                  2010     5.51     5.82     1,721.86
                                                                  2011     5.82     6.18         0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007    40.60    48.02     1,326.04
                                                                  2008    48.02    25.58       592.83
                                                                  2009    25.58    37.51     1,130.52
                                                                  2010    37.51    42.42     2,036.65
                                                                  2011    42.42    40.38     3,451.97
                                                                  2012    40.38    43.96     2,462.23
                                                                  2013    43.96    57.27     2,135.58
                                                                  2014    57.27    62.46     2,955.21
                                                                  2015    62.46    63.03     2,832.95
                                                                  2016    63.03    65.20     1,918.40
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007    19.73    19.19    33,144.02
                                                                  2008    19.19    11.16    22,039.10
                                                                  2009    11.16    17.02    29,577.09
                                                                  2010    17.02    19.49    46,708.12
                                                                  2011    19.49    16.44    33,109.16
                                                                  2012    16.44    20.90    31,381.76
                                                                  2013    20.90    26.82    29,408.92
                                                                  2014    26.82    24.86    22,526.74
                                                                  2015    24.86    23.34    20,025.08
                                                                  2016    23.34    24.84    14,215.26
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012     1.01     1.04   468,572.00
                                                                  2013     1.04     1.04   467,431.98
                                                                  2014     1.04     1.08   394,745.96
                                                                  2015     1.08     1.02   336,791.93
                                                                  2016     1.02     1.12   304,224.75
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007    25.67    26.06    38,147.45
                                                                  2008    26.06    13.46    28,329.95
                                                                  2009    13.46    19.56    27,600.62
                                                                  2010    19.56    24.25    25,119.65
                                                                  2011    24.25    22.26    23,605.91
                                                                  2012    22.26    24.60         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012    24.48    25.12    19,745.98
                                                                  2013    25.12    32.20    26,940.12
                                                                  2014    32.20    34.73    20,966.11
                                                                  2015    34.73    31.10    17,333.42
                                                                  2016    31.10    35.33    14,581.67
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007    14.44    15.78     1,011.07
                                                                  2008    15.78     9.51       510.46
                                                                  2009     9.51    12.52     1,062.85
                                                                  2010    12.52    15.54       663.85
                                                                  2011    15.54    15.12     2,054.73
                                                                  2012    15.12    17.58       557.18
                                                                  2013    17.58    24.24     1,700.55
                                                                  2014    24.24    25.73     2,181.34
                                                                  2015    25.73    24.88     1,446.42
                                                                  2016    24.88    27.27     2,691.73

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.65 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007    4.86    5.32     8,827.72
                                                                  2008    5.32    3.32     7,882.98
                                                                  2009    3.32    4.56    12,058.85
                                                                  2010    4.56    4.99    11,102.35
                                                                  2011    4.99    4.92    10,168.70
                                                                  2012    4.92    5.59    39,629.07
                                                                  2013    5.59    7.52    22,124.33
                                                                  2014    7.52    8.05    24,213.68
                                                                  2015    8.05    8.75    26,962.82
                                                                  2016    8.75    8.60    18,818.81
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    9.02   10.14     5,388.55
                                                                  2008   10.14    5.39     7,861.72
                                                                  2009    5.39    7.62    10,614.76
                                                                  2010    7.62    8.20    25,578.72
                                                                  2011    8.20    7.95    19,258.26
                                                                  2012    7.95    8.94         0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04   194,176.61
                                                                  2013    1.04    1.14   639,945.56
                                                                  2014    1.14    1.20   781,878.73
                                                                  2015    1.20    1.19   677,822.08
                                                                  2016    1.19    1.20   639,606.45
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   15.08   16.55    17,268.28
                                                                  2014   16.55   16.84    16,104.50
                                                                  2015   16.84   16.77    14,553.02
                                                                  2016   16.77   17.28    11,498.78
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.97     2,814.50
                                                                  2009    7.97   10.02    15,058.83
                                                                  2010   10.02   11.02    22,374.70
                                                                  2011   11.02   11.07    29,960.18
                                                                  2012   11.07   12.25    22,368.69
                                                                  2013   12.25   12.78         0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   31.04   34.08     5,744.10
                                                                  2008   34.08   21.43     5,297.59
                                                                  2009   21.43   27.39     4,323.63
                                                                  2010   27.39   34.27    10,547.88
                                                                  2011   34.27   33.83     4,008.23
                                                                  2012   33.83   38.02     3,093.54
                                                                  2013   38.02   52.61     2,387.16
                                                                  2014   52.61   53.56     2,339.22
                                                                  2015   53.56   51.77     1,885.64
                                                                  2016   51.77   60.58     1,391.81
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.71   10.99     3,256.39
                                                                  2008   10.99    6.34     3,427.58
                                                                  2009    6.34    8.09     3,985.21
                                                                  2010    8.09   10.45     5,153.33
                                                                  2011   10.45   10.56     2,839.37
                                                                  2012   10.56   11.52     2,321.86
                                                                  2013   11.52   16.82     1,438.81
                                                                  2014   16.82   16.70       814.83
                                                                  2015   16.70   16.66       542.58
                                                                  2016   16.66   17.38       543.46
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   37.80   34.55     9,045.19
                                                                  2008   34.55   18.30     6,989.10
                                                                  2009   18.30   25.42     5,576.20
                                                                  2010   25.42   28.69     5,178.93
                                                                  2011   28.69   30.06     6,503.90
                                                                  2012   30.06   32.99     5,174.05
                                                                  2013   32.99   44.30     5,100.21
                                                                  2014   44.30   44.30     3,800.61
                                                                  2015   44.30   39.36     3,025.16
                                                                  2016   39.36   47.49     2,666.63
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.75    16,056.26
                                                                  2012    9.75   10.01    59,136.25
                                                                  2013   10.01    9.96    61,431.63
                                                                  2014    9.96    9.90    76,358.90
                                                                  2015    9.90    9.68    51,796.33
                                                                  2016    9.68    9.82    22,512.01
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007   39.92   41.47     4,824.05
                                                                  2008   41.47   30.60     5,129.19

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.65 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2009   30.60    35.22     4,699.93
                                                                  2010   35.22    37.87     3,868.69
                                                                  2011   37.87    38.59     2,654.81
                                                                  2012   38.59    42.55     1,144.76
                                                                  2013   42.55    50.34       626.40
                                                                  2014   50.34    54.61       673.92
                                                                  2015   54.61    54.95       402.00
                                                                  2016   54.95    57.69       346.16
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007   36.47    37.43    20,719.41
                                                                  2008   37.43    22.26    18,021.90
                                                                  2009   22.26    28.83    17,184.28
                                                                  2010   28.83    31.68    30,615.25
                                                                  2011   31.68    29.83    22,395.86
                                                                  2012   29.83    33.05    14,901.85
                                                                  2013   33.05    43.35    14,147.84
                                                                  2014   43.35    47.06    11,637.71
                                                                  2015   47.06    47.28    10,925.23
                                                                  2016   47.28    49.79     9,694.61
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007   70.81    74.20         0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007   73.57    74.08     5,284.27
                                                                  2008   74.08    45.68     5,026.92
                                                                  2009   45.68    53.56     4,787.54
                                                                  2010   53.56    59.24     1,663.18
                                                                  2011   59.24    58.42     1,806.56
                                                                  2012   58.42    65.17     1,154.02
                                                                  2013   65.17    86.08     1,100.07
                                                                  2014   86.08    96.11       726.81
                                                                  2015   96.11    98.79       301.33
                                                                  2016   98.79   105.21         0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011   11.97    10.24     8,339.65
                                                                  2012   10.24    11.76     8,120.98
                                                                  2013   11.76    14.98     1,131.82
                                                                  2014   14.98    15.48     1,125.48
                                                                  2015   15.48    14.92       729.76
                                                                  2016   14.92    16.00     1,209.10
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007   12.66    12.86    19,507.66
                                                                  2008   12.86     7.53    10,898.69
                                                                  2009    7.53     9.74    18,156.28
                                                                  2010    9.74    11.08    18,110.67
                                                                  2011   11.08    12.01         0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   10.81    11.22   101,147.89
                                                                  2008   11.22     9.45   130,786.84
                                                                  2009    9.45    11.20   157,381.10
                                                                  2010   11.20    12.13   331,541.91
                                                                  2011   12.13    12.32   367,204.20
                                                                  2012   12.32    13.23   403,006.22
                                                                  2013   13.23    13.57   385,103.45
                                                                  2014   13.57    13.94   391,989.43
                                                                  2015   13.94    13.63   280,913.99
                                                                  2016   13.63    14.02   295,960.98
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.30    11.65   318,773.46
                                                                  2008   11.65     8.98   343,585.58
                                                                  2009    8.98    10.93   431,215.15
                                                                  2010   10.93    11.99   415,944.29
                                                                  2011   11.99    11.91   362,177.58
                                                                  2012   11.91    13.06   356,238.35
                                                                  2013   13.06    14.25   324,721.08
                                                                  2014   14.25    14.71   282,339.09
                                                                  2015   14.71    14.31   270,492.64
                                                                  2016   14.31    14.94   255,788.62
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.80    12.11   420,449.94
                                                                  2008   12.11     8.50   498,152.76
                                                                  2009    8.50    10.58   548,024.72
                                                                  2010   10.58    11.78   715,122.89
                                                                  2011   11.78    11.43   838,757.28
                                                                  2012   11.43    12.73   746,282.24

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.65 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
                                                                        2013   12.73   14.77   693,491.64
                                                                        2014   14.77   15.26   603,055.37
                                                                        2015   15.26   14.82   560,286.05
                                                                        2016   14.82   15.62   495,138.29
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)................................................. 2013   11.48   13.06    13,138.03
                                                                        2014   13.06   13.00         0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)............................................................. 2007   12.30   12.57   307,589.33
                                                                        2008   12.57    8.02   417,724.16
                                                                        2009    8.02   10.18   378,482.14
                                                                        2010   10.18   11.49   380,176.35
                                                                        2011   11.49   10.88   356,383.45
                                                                        2012   10.88   12.34   226,623.31
                                                                        2013   12.34   15.09   186,422.80
                                                                        2014   15.09   15.62   187,034.22
                                                                        2015   15.62   15.11   142,688.24
                                                                        2016   15.11   16.07   141,052.13
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    7.02       867.94
                                                                        2009    7.02    8.87    11,836.69
                                                                        2010    8.87    9.61    11,172.76
                                                                        2011    9.61    9.28     9,548.87
                                                                        2012    9.28   10.60     9,106.65
                                                                        2013   10.60   11.41         0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.97   10.42   201,765.55
                                                                        2013   10.42   11.72   348,560.53
                                                                        2014   11.72   12.64   385,824.70
                                                                        2015   12.64   11.92   334,717.47
                                                                        2016   11.92   12.71   295,180.55
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.36   16.24    33,285.28
                                                                        2008   16.24   10.16    33,299.10
                                                                        2009   10.16   13.67    38,581.66
                                                                        2010   13.67   16.95    40,148.19
                                                                        2011   16.95   16.31    32,458.21
                                                                        2012   16.31   18.82    35,346.48
                                                                        2013   18.82   24.59    35,836.03
                                                                        2014   24.59   26.42    37,855.61
                                                                        2015   26.42   25.30    39,448.89
                                                                        2016   25.30   29.90    24,804.46
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.12   418,742.16
                                                                        2014    1.12    1.20   653,183.59
                                                                        2015    1.20    1.17   643,673.70
                                                                        2016    1.17    1.20   551,043.15
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   41.20   42.54   111,947.04
                                                                        2008   42.54   26.25   105,372.64
                                                                        2009   26.25   32.52    66,441.05
                                                                        2010   32.52   36.62    56,040.05
                                                                        2011   36.62   36.61    55,533.46
                                                                        2012   36.61   41.56    53,948.87
                                                                        2013   41.56   53.85    47,027.06
                                                                        2014   53.85   59.90    45,364.42
                                                                        2015   59.90   59.46    42,395.88
                                                                        2016   59.46   65.15    38,125.23
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.80   17.60    23,109.56
                                                                        2008   17.60    9.98    21,656.53
                                                                        2009    9.98   12.91    19,612.17
                                                                        2010   12.91   14.15    18,757.76
                                                                        2011   14.15   12.43    11,573.46
                                                                        2012   12.43   14.26     8,975.23
                                                                        2013   14.26   16.73     6,693.48
                                                                        2014   16.73   15.32     4,572.64
                                                                        2015   15.32   14.80     3,201.87
                                                                        2016   14.80   14.43     2,948.05
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   42.60   43.63     7,881.47
                                                                        2008   43.63   33.32     7,731.63
                                                                        2009   33.32   38.77     5,617.31
                                                                        2010   38.77   41.88     4,550.38
                                                                        2011   41.88   42.08     3,737.38
                                                                        2012   42.08   46.07     3,504.08
                                                                        2013   46.07   53.79     4,797.06
                                                                        2014   53.79   57.34     3,835.30
                                                                        2015   57.34   56.18     5,084.73
                                                                        2016   56.18   60.19     5,437.20

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.65 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)..................... 2007   14.46   13.65   18,523.30
                                                                      2008   13.65    8.90   11,013.51
                                                                      2009    8.90   10.55    7,621.89
                                                                      2010   10.55   11.54   14,044.68
                                                                      2011   11.54   11.42   14,636.11
                                                                      2012   11.42   13.07   12,870.38
                                                                      2013   13.07   17.41   22,671.86
                                                                      2014   17.41   18.93   21,063.58
                                                                      2015   18.93   18.56   19,457.58
                                                                      2016   18.56   20.83   29,166.96
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))............................... 2007   30.08   30.75    8,203.99
                                                                      2008   30.75   18.41    7,620.90
                                                                      2009   18.41   22.01    6,671.37
                                                                      2010   22.01   24.74    3,598.85
                                                                      2011   24.74   22.78    3,097.09
                                                                      2012   22.78   25.87    2,567.00
                                                                      2013   25.87   28.46        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008).......................................................... 2008    9.99    6.58      642.17
                                                                      2009    6.58    8.09    7,958.67
                                                                      2010    8.09    8.83   19,227.39
                                                                      2011    8.83    8.64   19,806.24
                                                                      2012    8.64    9.68   20,484.17
                                                                      2013    9.68   10.60        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)............................................................ 2010   12.45   14.44   10,863.44
                                                                      2011   14.44   13.22   12,568.14
                                                                      2012   13.22   14.21    9,509.04
                                                                      2013   14.21   19.43   10,632.96
                                                                      2014   19.43   19.31    9,322.34
                                                                      2015   19.31   18.04    5,766.81
                                                                      2016   18.04   16.24    5,986.44
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B)).................................................. 2007   18.62   19.80   12,863.26
                                                                      2008   19.80    8.68   10,660.15
                                                                      2009    8.68   11.40    9,834.12
                                                                      2010   11.40   12.33        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)............... 2007   15.01   16.32   47,786.63
                                                                      2008   16.32    9.27   50,768.87
                                                                      2009    9.27   11.70   71,741.27
                                                                      2010   11.70   12.42   80,156.73
                                                                      2011   12.42   10.67   71,557.02
                                                                      2012   10.67   12.39   63,474.31
                                                                      2013   12.39   14.81   51,457.47
                                                                      2014   14.81   13.66   49,094.51
                                                                      2015   13.66   13.26   57,405.74
                                                                      2016   13.26   13.17   43,173.29
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)............... 2007   20.98   19.87   20,421.61
                                                                      2008   19.87   12.01   16,063.34
                                                                      2009   12.01   13.33   16,591.46
                                                                      2010   13.33   15.91    8,810.16
                                                                      2011   15.91   16.51    8,078.86
                                                                      2012   16.51   17.82    6,354.72
                                                                      2013   17.82   24.23    7,507.72
                                                                      2014   24.23   23.76    7,653.43
                                                                      2015   23.76   23.46    6,619.95
                                                                      2016   23.46   27.32    6,364.69
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))................. 2007   16.13   15.44    3,277.99
                                                                      2008   15.44    9.37    3,155.11
                                                                      2009    9.37   12.60    3,896.69
                                                                      2010   12.60   15.23    2,336.24
                                                                      2011   15.23   14.19    2,374.96
                                                                      2012   14.19   14.69    2,025.78
                                                                      2013   14.69   15.92        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008)............................................... 2008    9.99    6.55        0.00
                                                                      2009    6.55    8.55        0.00
                                                                      2010    8.55    9.05      331.49
                                                                      2011    9.05    8.29    2,115.55
                                                                      2012    8.29    9.97    5,813.29
                                                                      2013    9.97   10.59        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)............. 2007   18.83   19.68   14,215.52
                                                                      2008   19.68   11.50   10,509.76

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.65 SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------
                                                                    2009   11.50   15.82     6,253.79
                                                                    2010   15.82   18.04     8,920.09
                                                                    2011   18.04   16.26     8,439.75
                                                                    2012   16.26   19.38     8,547.36
                                                                    2013   19.38   24.23    12,205.61
                                                                    2014   24.23   24.34    12,557.51
                                                                    2015   24.34   24.89    10,003.21
                                                                    2016   24.89   24.53     7,531.84
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014).............................................. 2014    0.99    1.03    16,821.27
                                                                    2015    1.03    0.96    47,571.82
                                                                    2016    0.96    1.05   157,556.93
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................... 2007   11.00   11.98    26,163.63
                                                                    2008   11.98   10.97    91,603.08
                                                                    2009   10.97   12.74   109,422.34
                                                                    2010   12.74   13.51   173,262.12
                                                                    2011   13.51   14.77   185,064.63
                                                                    2012   14.77   15.85   249,001.07
                                                                    2013   15.85   14.15   172,267.39
                                                                    2014   14.15   14.32   163,227.06
                                                                    2015   14.32   13.65   150,723.07
                                                                    2016   13.65   14.09   149,071.47
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B)................... 2007   12.38   13.10    97,628.56
                                                                    2008   13.10   12.93    79,653.79
                                                                    2009   12.93   15.02   114,495.01
                                                                    2010   15.02   15.98   177,152.52
                                                                    2011   15.98   16.21   162,544.82
                                                                    2012   16.21   17.43   190,533.63
                                                                    2013   17.43   16.81   178,916.36
                                                                    2014   16.81   17.23   143,557.12
                                                                    2015   17.23   16.95   124,811.52
                                                                    2016   16.95   17.11   127,671.54
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)........................................................ 2012   10.74   10.89   120,267.49
                                                                    2013   10.89   10.23    78,396.37
                                                                    2014   10.23   10.82   116,894.36
                                                                    2015   10.82   10.69   175,356.63
                                                                    2016   10.69   10.65    67,069.33
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)........................................................ 2013   10.21   10.73     2,450.45
                                                                    2014   10.73   11.47     6,319.25
                                                                    2015   11.47   11.14    18,493.13
                                                                    2016   11.14   11.46    24,087.35
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   18.02   17.42    16,365.06
                                                                    2008   17.42   11.36    21,728.68
                                                                    2009   11.36   14.05    18,437.94
                                                                    2010   14.05   17.49    18,099.33
                                                                    2011   17.49   16.47    17,496.95
                                                                    2012   16.47   18.80    19,657.11
                                                                    2013   18.80   25.55    23,621.12
                                                                    2014   25.55   26.33    24,991.31
                                                                    2015   26.33   24.74    28,901.84
                                                                    2016   24.74   29.43    13,491.33
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)........................................................ 2012    1.01    1.06   229,272.71
                                                                    2013    1.06    1.15   577,903.04
                                                                    2014    1.15    1.22   620,119.68
                                                                    2015    1.22    1.19   383,332.97
                                                                    2016    1.19    1.24   380,311.89
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)......................................................... 2007   11.12   11.53     8,857.10
                                                                    2008   11.53    8.50     3,949.15
                                                                    2009    8.50   10.44    21,678.40
                                                                    2010   10.44   11.53    58,683.04
                                                                    2011   11.53   11.46    68,826.88
                                                                    2012   11.46   12.72    67,111.05
                                                                    2013   12.72   14.13    78,298.71
                                                                    2014   14.13   14.70    65,570.65
                                                                    2015   14.70   14.18    90,979.55
                                                                    2016   14.18   14.75    86,373.62
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006)........... 2007   11.38   11.82     2,192.61
                                                                    2008   11.82    7.79         0.00
                                                                    2009    7.79    9.89    21,585.81
                                                                    2010    9.89   11.11    14,597.72
                                                                    2011   11.11   10.69    19,725.38
                                                                    2012   10.69   12.10    25,036.59
                                                                    2013   12.10   14.05    21,988.88

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.65 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2014   14.05   14.57   18,672.08
                                                                 2015   14.57   14.00   18,759.70
                                                                 2016   14.00   14.72   20,766.22
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   13.83   14.85   17,001.87
                                                                 2008   14.85    8.47   10,362.31
                                                                 2009    8.47   11.92   14,593.26
                                                                 2010   11.92   13.69   11,985.48
                                                                 2011   13.69   13.28    9,964.05
                                                                 2012   13.28   15.51   10,132.08
                                                                 2013   15.51   21.17   28,289.83
                                                                 2014   21.17   22.66   31,851.53
                                                                 2015   22.66   24.63   51,043.02
                                                                 2016   24.63   24.60   42,072.13
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))......... 2007    4.86    6.29   39,985.44
                                                                 2008    6.29    3.43   17,963.24
                                                                 2009    3.43    5.37   30,301.95
                                                                 2010    5.37    6.75   32,973.04
                                                                 2011    6.75    5.98   39,014.47
                                                                 2012    5.98    6.59   25,207.82
                                                                 2013    6.59    6.89        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.29    9.60   27,213.69
                                                                 2008    9.60    5.69   22,959.63
                                                                 2009    5.69    8.14   22,577.55
                                                                 2010    8.14   10.22   27,581.73
                                                                 2011   10.22    9.89   31,667.89
                                                                 2012    9.89   11.06   32,106.37
                                                                 2013   11.06   14.86   33,000.88
                                                                 2014   14.86   16.48   32,795.16
                                                                 2015   16.48   17.29   32,419.84
                                                                 2016   17.29   18.07   25,790.81
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   14.37   15.48    4,990.63
                                                                 2008   15.48    9.69    3,420.02
                                                                 2009    9.69   13.22    5,176.45
                                                                 2010   13.22   17.51    8,609.71
                                                                 2011   17.51   17.47    7,151.98
                                                                 2012   17.47   19.92    8,349.10
                                                                 2013   19.92   28.25    9,951.21
                                                                 2014   28.25   29.64    8,609.31
                                                                 2015   29.64   29.87    9,656.41
                                                                 2016   29.87   32.76    9,039.15
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   20.05   20.46   37,040.76
                                                                 2008   20.46   17.06   23,747.46
                                                                 2009   17.06   22.13   24,689.17
                                                                 2010   22.13   24.48   23,877.41
                                                                 2011   24.48   25.48   16,804.83
                                                                 2012   25.48   27.90   10,599.22
                                                                 2013   27.90   27.67    6,831.93
                                                                 2014   27.67   28.65    5,816.03
                                                                 2015   28.65   27.62   15,227.91
                                                                 2016   27.62   29.43   30,415.65
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   17.82   18.68   35,876.34
                                                                 2008   18.68   14.95   27,954.76
                                                                 2009   14.95   20.12   29,870.90
                                                                 2010   20.12   22.36   45,596.25
                                                                 2011   22.36   22.97   97,182.64
                                                                 2012   22.97   25.52   41,561.26
                                                                 2013   25.52   27.11   35,958.54
                                                                 2014   27.11   27.95   35,235.14
                                                                 2015   27.95   26.89   32,574.98
                                                                 2016   26.89   27.69        0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   15.69   16.05   38,784.70
                                                                 2008   16.05   15.70   39,493.67
                                                                 2009   15.70   16.08   42,093.17
                                                                 2010   16.08   16.68   78,786.11
                                                                 2011   16.68   17.28   63,750.08
                                                                 2012   17.28   17.51   63,708.41
                                                                 2013   17.51   17.07   51,429.53
                                                                 2014   17.07   17.22   42,044.37
                                                                 2015   17.22   16.99   60,332.22
                                                                 2016   16.99   16.88   37,969.32

                                                                                         AT 1.90 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          14.82          15.03      64,679.57
                                                                                2008          15.03          13.36      27,408.60
                                                                                2009          13.36          14.77      23,620.66
                                                                                2010          14.77          15.42      22,683.57
                                                                                2011          15.42          16.06      18,863.69
                                                                                2012          16.06          16.60      16,897.93
                                                                                2013          16.60          15.93      19,769.57
                                                                                2014          15.93          16.46      18,290.99
                                                                                2015          16.46          16.19      15,617.48
                                                                                2016          16.19          16.36      21,294.36
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          28.26          33.66      41,391.23
                                                                                2008          33.66          15.35      26,114.42
                                                                                2009          15.35          24.29      27,842.07
                                                                                2010          24.29          29.18      27,636.95
                                                                                2011          29.18          23.15      28,516.35
                                                                                2012          23.15          26.84      23,609.19
                                                                                2013          26.84          33.78      20,507.66
                                                                                2014          33.78          33.85      18,950.66
                                                                                2015          33.85          33.30      15,053.64
                                                                                2016          33.30          33.36      14,185.36
American Funds Growth Investment Division (Class 2)............................ 2007         142.18         156.71      11,033.18
                                                                                2008         156.71          86.14      10,264.18
                                                                                2009          86.14         117.83       8,082.71
                                                                                2010         117.83         137.21       8,417.00
                                                                                2011         137.21         128.88       7,339.49
                                                                                2012         128.88         149.06       6,285.47
                                                                                2013         149.06         190.29       6,212.92
                                                                                2014         190.29         202.59       5,894.31
                                                                                2015         202.59         212.41       2,984.70
                                                                                2016         212.41         228.19       2,579.54
American Funds Growth-Income Investment Division (Class 2 ).................... 2007         103.35         106.51      14,919.20
                                                                                2008         106.51          64.94      12,346.01
                                                                                2009          64.94          83.63      10,789.21
                                                                                2010          83.63          91.43      13,486.73
                                                                                2011          91.43          88.07      10,554.48
                                                                                2012          88.07         101.52       9,249.29
                                                                                2013         101.52         132.98       9,593.01
                                                                                2014         132.98         144.35       8,261.54
                                                                                2015         144.35         143.69       7,771.04
                                                                                2016         143.69         157.23       6,802.44





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.70 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                            YEAR   END OF YEAR    ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION......................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.18          10.51     113,483.00
                                                                             2013          10.51          11.49     111,089.24
                                                                             2014          11.49          12.12      65,222.30
                                                                             2015          12.12          11.99      54,135.25
                                                                             2016          11.99          12.21      36,852.56
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)....................................................... 2014           0.99           1.03       4,304.23
                                                                             2015           1.03           1.01      32,442.47
                                                                             2016           1.01           1.01      47,955.86
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2007          14.89          15.11     252,107.71
                                                                             2008          15.11          13.44     158,993.33
                                                                             2009          13.44          14.86     118,527.47
                                                                             2010          14.86          15.53      22,969.39
                                                                             2011          15.53          16.17         437.67
                                                                             2012          16.17          16.73         460.76
                                                                             2013          16.73          16.07         139.12
                                                                             2014          16.07          16.61         138.14
                                                                             2015          16.61          16.35         137.20
                                                                             2016          16.35          16.52         129.81
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2007          28.38          33.83     501,389.85
                                                                             2008          33.83          15.43     399,490.96
                                                                             2009          15.43          24.44     293,090.40
                                                                             2010          24.44          29.37     116,062.47
                                                                             2011          29.37          23.31       6,031.79
                                                                             2012          23.31          27.04       5,112.91

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.70 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2013    27.04    34.05       4,376.89
                                                                2014    34.05    34.14       3,684.62
                                                                2015    34.14    33.60       3,306.26
                                                                2016    33.60    33.67       3,294.13
AMERICAN FUNDS GROWTH INVESTMENT DIVISION+ (CLASS 2)........... 2007   143.74   158.52     200,783.72
                                                                2008   158.52    87.18     165,466.58
                                                                2009    87.18   119.31     122,803.65
                                                                2010   119.31   139.01      45,720.85
                                                                2011   139.01   130.63       3,657.11
                                                                2012   130.63   151.16       3,242.75
                                                                2013   151.16   193.06       2,350.22
                                                                2014   193.06   205.65       2,014.78
                                                                2015   205.65   215.72       1,753.21
                                                                2016   215.72   231.86       1,651.17
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007   104.49   107.74     235,028.44
                                                                2008   107.74    65.72     184,407.55
                                                                2009    65.72    84.68     140,511.13
                                                                2010    84.68    92.63      50,052.03
                                                                2011    92.63    89.27       2,562.50
                                                                2012    89.27   102.94       2,207.35
                                                                2013   102.94   134.91       1,214.48
                                                                2014   134.91   146.52         890.48
                                                                2015   146.52   145.93         733.50
                                                                2016   145.93   159.76         678.49
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     6.99     793,338.10
                                                                2009     6.99     8.89     869,855.14
                                                                2010     8.89     9.81     818,146.78
                                                                2011     9.81     9.44     690,630.79
                                                                2012     9.44    10.53     522,800.24
                                                                2013    10.53    12.27     385,100.94
                                                                2014    12.27    12.80     164,044.58
                                                                2015    12.80    12.49      90,546.27
                                                                2016    12.49    13.24      85,856.24
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.34     866,564.61
                                                                2009     6.34     8.36   1,244,523.49
                                                                2010     8.36     9.33   1,208,017.85
                                                                2011     9.33     8.74   1,121,832.05
                                                                2012     8.74     9.98     931,006.43
                                                                2013     9.98    12.27     910,859.70
                                                                2014    12.27    12.84     726,366.09
                                                                2015    12.84    12.52     288,422.20
                                                                2016    12.52    13.42      48,168.13
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.66     770,785.94
                                                                2009     7.66     9.30   1,145,363.81
                                                                2010     9.30    10.05   1,205,333.73
                                                                2011    10.05     9.90   1,114,620.29
                                                                2012     9.90    10.79     804,485.60
                                                                2013    10.79    12.04     609,576.24
                                                                2014    12.04    12.56     530,118.44
                                                                2015    12.56    12.26     232,721.81
                                                                2016    12.26    12.89     170,822.74
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.11    11.50     223,028.66
                                                                2013    11.50    10.92     129,508.35
                                                                2014    10.92    11.16      74,015.39
                                                                2015    11.16     9.93      50,010.13
                                                                2016     9.93    10.63      33,643.63
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)...................................................... 2007    17.12    18.52     345,202.32
                                                                2008    18.52    10.15     337,447.42
                                                                2009    10.15    12.16     301,283.60
                                                                2010    12.16    12.78     268,890.23
                                                                2011    12.78    10.03     212,082.93
                                                                2012    10.03    11.77     135,547.35
                                                                2013    11.77    13.33      66,198.46
                                                                2014    13.33    12.67      38,210.53
                                                                2015    12.67    12.18      21,835.06
                                                                2016    12.18    12.58      14,348.11
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)...................................................... 2007    12.81    13.44   3,999,451.60
                                                                2008    13.44    13.95   2,966,370.88
                                                                2009    13.95    14.40   2,989,033.63
                                                                2010    14.40    14.97   2,779,607.23
                                                                2011    14.97    15.79   2,047,871.67

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.70 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2012   15.79   16.08   1,160,811.31
                                                                 2013   16.08   15.41     717,129.55
                                                                 2014   15.41   15.98     365,493.21
                                                                 2015   15.98   15.72     161,744.10
                                                                 2016   15.72   15.79      70,904.50
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............. 2007   43.26   45.09     293,830.30
                                                                 2008   45.09   42.70     232,467.50
                                                                 2009   42.70   45.84     222,884.83
                                                                 2010   45.84   48.70     211,782.20
                                                                 2011   48.70   50.90     168,420.66
                                                                 2012   50.90   53.68     100,728.69
                                                                 2013   53.68   52.25      53,981.00
                                                                 2014   52.25   54.86      40,306.96
                                                                 2015   54.86   54.12      22,235.42
                                                                 2016   54.12   54.73      13,222.45
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007   26.42   30.76     133,618.69
                                                                 2008   30.76   19.14     189,943.84
                                                                 2009   19.14   25.69     188,147.65
                                                                 2010   25.69   30.18     154,658.84
                                                                 2011   30.18   26.95     134,915.21
                                                                 2012   26.95   30.23      88,372.56
                                                                 2013   30.23   39.80      57,950.50
                                                                 2014   39.80   42.50      35,989.33
                                                                 2015   42.50   44.30      16,381.61
                                                                 2016   44.30   43.49       5,730.54
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007   16.76   17.09      22,822.86
                                                                 2008   17.09    9.24      21,354.23
                                                                 2009    9.24    9.62           0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012    9.94   10.24     132,028.62
                                                                 2013   10.24   11.11     122,712.31
                                                                 2014   11.11   11.57      77,907.80
                                                                 2015   11.57   11.36      70,606.78
                                                                 2016   11.36   11.66      44,240.29
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007   14.22   14.41     891,656.41
                                                                 2008   14.41    9.19     829,917.35
                                                                 2009    9.19   10.04     684,291.55
                                                                 2010   10.04   10.75     640,457.24
                                                                 2011   10.75   10.79     439,855.08
                                                                 2012   10.79   12.08     313,028.59
                                                                 2013   12.08   15.65     188,274.33
                                                                 2014   15.65   16.88     102,594.06
                                                                 2015   16.88   15.57      24,554.56
                                                                 2016   15.57   18.08      17,754.24
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007   21.29   21.94     140,229.63
                                                                 2008   21.94   22.13     236,478.05
                                                                 2009   22.13   21.81     211,366.01
                                                                 2010   21.81   21.45     211,791.59
                                                                 2011   21.45   21.08     132,390.45
                                                                 2012   21.08   20.73      85,708.31
                                                                 2013   20.73   20.38      32,356.36
                                                                 2014   20.38   20.03      22,500.47
                                                                 2015   20.03   19.70       3,935.63
                                                                 2016   19.70   19.39           0.00
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007   19.29   16.12   1,354,919.10
                                                                 2008   16.12    9.24   1,100,900.47
                                                                 2009    9.24   12.24     926,949.89
                                                                 2010   12.24   13.97     787,792.03
                                                                 2011   13.97   12.97     590,151.12
                                                                 2012   12.97   16.07     333,318.97
                                                                 2013   16.07   16.36     147,654.54
                                                                 2014   16.36   18.21      66,880.39
                                                                 2015   18.21   17.66      35,213.01
                                                                 2016   17.66   17.51      25,529.58
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2007    7.65    7.69     159,531.06
                                                                 2008    7.69    4.61     147,199.47
                                                                 2009    4.61    6.02     129,670.93
                                                                 2010    6.02    7.33     132,040.29
                                                                 2011    7.33    7.44     251,646.93
                                                                 2012    7.44    8.67     177,177.38
                                                                 2013    8.67   12.41     153,210.77
                                                                 2014   12.41   14.51     408,679.75

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.70 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2015    14.51    13.69     161,861.16
                                                                  2016    13.69    13.82      89,506.47
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007).................................. 2007   135.24   165.57      28,994.67
                                                                  2008   165.57    94.41     111,088.82
                                                                  2009    94.41   132.60     112,266.18
                                                                  2010   132.60   142.62      84,422.82
                                                                  2011   142.62   129.64      58,689.29
                                                                  2012   129.64   156.14      44,301.64
                                                                  2013   156.14   197.69      28,378.27
                                                                  2014   197.69   205.67           0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007     9.80     9.06     112,238.01
                                                                  2008     9.06     4.04     129,264.47
                                                                  2009     4.04     5.48     133,249.29
                                                                  2010     5.48     5.78     149,399.49
                                                                  2011     5.78     6.14           0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007    40.23    47.55      70,980.26
                                                                  2008    47.55    25.31      82,539.30
                                                                  2009    25.31    37.10      78,531.15
                                                                  2010    37.10    41.95      70,414.69
                                                                  2011    41.95    39.90      56,216.66
                                                                  2012    39.90    43.42      39,600.24
                                                                  2013    43.42    56.54      24,125.83
                                                                  2014    56.54    61.63      12,756.09
                                                                  2015    61.63    62.17       4,938.94
                                                                  2016    62.17    64.27       1,727.81
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007    19.68    19.13     955,712.37
                                                                  2008    19.13    11.12     716,024.87
                                                                  2009    11.12    16.95     731,710.70
                                                                  2010    16.95    19.40     712,104.44
                                                                  2011    19.40    16.35     568,707.64
                                                                  2012    16.35    20.78     342,618.65
                                                                  2013    20.78    26.66     194,705.44
                                                                  2014    26.66    24.69      78,831.72
                                                                  2015    24.69    23.18      42,283.66
                                                                  2016    23.18    24.65      24,393.64
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012     1.01     1.04   1,573,105.13
                                                                  2013     1.04     1.04     959,479.72
                                                                  2014     1.04     1.08     577,042.67
                                                                  2015     1.08     1.02     488,641.89
                                                                  2016     1.02     1.12     187,406.23
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007    25.57    25.94     925,152.39
                                                                  2008    25.94    13.39     828,055.72
                                                                  2009    13.39    19.45     738,216.07
                                                                  2010    19.45    24.11     706,710.32
                                                                  2011    24.11    22.12     513,179.82
                                                                  2012    22.12    24.44           0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012    24.32    24.95     268,864.60
                                                                  2013    24.95    31.96     126,575.87
                                                                  2014    31.96    34.45      45,960.63
                                                                  2015    34.45    30.83      20,229.65
                                                                  2016    30.83    35.01      14,240.21
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007    14.41    15.73      94,017.36
                                                                  2008    15.73     9.47      80,145.63
                                                                  2009     9.47    12.46      73,627.85
                                                                  2010    12.46    15.46      60,530.15
                                                                  2011    15.46    15.04      50,847.28
                                                                  2012    15.04    17.48      33,799.64
                                                                  2013    17.48    24.09      18,951.70
                                                                  2014    24.09    25.56      12,045.14
                                                                  2015    25.56    24.70       5,233.51
                                                                  2016    24.70    27.06       2,508.98
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007     4.84     5.30     225,098.62
                                                                  2008     5.30     3.30     211,021.60
                                                                  2009     3.30     4.53     272,274.33
                                                                  2010     4.53     4.96     311,550.99
                                                                  2011     4.96     4.89     265,087.27
                                                                  2012     4.89     5.56     364,736.37
                                                                  2013     5.56     7.47     151,686.52
                                                                  2014     7.47     7.99      83,324.44
                                                                  2015     7.99     8.68      49,442.42
                                                                  2016     8.68     8.52      34,188.52

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.70 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    8.99   10.10   329,952.88
                                                                  2008   10.10    5.37   350,373.23
                                                                  2009    5.37    7.59   290,429.06
                                                                  2010    7.59    8.16   228,899.19
                                                                  2011    8.16    7.91   171,418.41
                                                                  2012    7.91    8.89         0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04   985,411.83
                                                                  2013    1.04    1.14   982,469.48
                                                                  2014    1.14    1.20   507,926.94
                                                                  2015    1.20    1.19   480,740.59
                                                                  2016    1.19    1.20   354,407.15
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   15.03   16.49    54,090.20
                                                                  2014   16.49   16.77    40,788.65
                                                                  2015   16.77   16.69    14,481.09
                                                                  2016   16.69   17.19    11,842.39
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.96    65,467.64
                                                                  2009    7.96   10.01   133,239.70
                                                                  2010   10.01   11.01   143,548.29
                                                                  2011   11.01   11.05   176,890.14
                                                                  2012   11.05   12.22   140,691.56
                                                                  2013   12.22   12.75         0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   30.84   33.84   199,591.20
                                                                  2008   33.84   21.27   173,286.62
                                                                  2009   21.27   27.17   158,982.65
                                                                  2010   27.17   33.99   138,249.17
                                                                  2011   33.99   33.53   100,455.61
                                                                  2012   33.53   37.66    68,799.12
                                                                  2013   37.66   52.10    34,433.06
                                                                  2014   52.10   53.01    14,176.27
                                                                  2015   53.01   51.21     4,498.57
                                                                  2016   51.21   59.90     2,936.08
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.68   10.95   148,632.91
                                                                  2008   10.95    6.32   136,278.75
                                                                  2009    6.32    8.05   140,002.30
                                                                  2010    8.05   10.40   141,767.81
                                                                  2011   10.40   10.51    96,526.61
                                                                  2012   10.51   11.45    53,308.02
                                                                  2013   11.45   16.71    33,388.41
                                                                  2014   16.71   16.58    14,243.80
                                                                  2015   16.58   16.54     4,089.82
                                                                  2016   16.54   17.24     3,811.91
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   37.54   34.29   314,103.91
                                                                  2008   34.29   18.16   246,922.94
                                                                  2009   18.16   25.21   223,645.47
                                                                  2010   25.21   28.44   202,186.24
                                                                  2011   28.44   29.78   129,478.03
                                                                  2012   29.78   32.67    53,003.37
                                                                  2013   32.67   43.84    32,335.67
                                                                  2014   43.84   43.82     9,886.63
                                                                  2015   43.82   38.92     5,162.42
                                                                  2016   38.92   46.93     5,016.53
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.74    19,294.14
                                                                  2012    9.74   10.00    14,036.23
                                                                  2013   10.00    9.94    76,608.50
                                                                  2014    9.94    9.88    50,603.67
                                                                  2015    9.88    9.65    26,338.94
                                                                  2016    9.65    9.79    14,333.44
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007   39.51   41.02   213,746.69
                                                                  2008   41.02   30.26   193,973.87
                                                                  2009   30.26   34.81   181,978.89
                                                                  2010   34.81   37.41   182,881.50
                                                                  2011   37.41   38.10   124,157.31
                                                                  2012   38.10   41.99    57,961.53
                                                                  2013   41.99   49.66    35,222.80
                                                                  2014   49.66   53.84    24,277.33
                                                                  2015   53.84   54.15    12,374.42
                                                                  2016   54.15   56.82     5,255.86

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.70 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007   36.25    37.18     642,957.77
                                                                  2008   37.18    22.11     617,269.34
                                                                  2009   22.11    28.61     597,878.96
                                                                  2010   28.61    31.43     558,016.26
                                                                  2011   31.43    29.58     422,176.75
                                                                  2012   29.58    32.75     252,061.83
                                                                  2013   32.75    42.94     121,485.96
                                                                  2014   42.94    46.58      52,348.18
                                                                  2015   46.58    46.78      16,255.27
                                                                  2016   46.78    49.24      13,456.79
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007   69.98    73.32           0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007   72.70    73.18      39,294.08
                                                                  2008   73.18    45.10      36,769.51
                                                                  2009   45.10    52.85      42,519.16
                                                                  2010   52.85    58.43      40,747.38
                                                                  2011   58.43    57.60      33,670.67
                                                                  2012   57.60    64.22      20,167.00
                                                                  2013   64.22    84.78      11,360.72
                                                                  2014   84.78    94.61       8,228.92
                                                                  2015   94.61    97.19       3,316.23
                                                                  2016   97.19   103.46       1,419.33
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011   11.94    10.20     289,597.47
                                                                  2012   10.20    11.71     184,209.57
                                                                  2013   11.71    14.91     138,079.27
                                                                  2014   14.91    15.41      39,344.04
                                                                  2015   15.41    14.84       6,670.97
                                                                  2016   14.84    15.90       9,120.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007   12.65    12.84     356,079.47
                                                                  2008   12.84     7.52     347,402.50
                                                                  2009    7.52     9.72     313,709.18
                                                                  2010    9.72    11.05     316,081.56
                                                                  2011   11.05    11.97           0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   10.80    11.21     688,541.23
                                                                  2008   11.21     9.43     877,797.87
                                                                  2009    9.43    11.18   1,082,687.42
                                                                  2010   11.18    12.09   1,183,697.95
                                                                  2011   12.09    12.28   1,060,803.91
                                                                  2012   12.28    13.18     887,677.65
                                                                  2013   13.18    13.51     602,159.54
                                                                  2014   13.51    13.88     384,863.81
                                                                  2015   13.88    13.56     159,221.55
                                                                  2016   13.56    13.94      57,394.48
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.29    11.63   2,891,813.57
                                                                  2008   11.63     8.96   3,704,385.94
                                                                  2009    8.96    10.90   3,639,409.33
                                                                  2010   10.90    11.95   3,224,682.12
                                                                  2011   11.95    11.87   3,049,295.30
                                                                  2012   11.87    13.01   2,238,591.42
                                                                  2013   13.01    14.19   1,489,280.85
                                                                  2014   14.19    14.64     811,846.84
                                                                  2015   14.64    14.24     441,385.58
                                                                  2016   14.24    14.85     345,740.06
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.79    12.09   7,491,319.15
                                                                  2008   12.09     8.48   8,298,987.60
                                                                  2009    8.48    10.55   8,986,111.50
                                                                  2010   10.55    11.74   8,178,762.89
                                                                  2011   11.74    11.39   7,153,548.23
                                                                  2012   11.39    12.68   6,196,519.96
                                                                  2013   12.68    14.71   4,485,974.01
                                                                  2014   14.71    15.19   2,449,800.55
                                                                  2015   15.19    14.74     934,328.08
                                                                  2016   14.74    15.53     314,687.04
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)........................................... 2013   11.45    13.03     166,765.61
                                                                  2014   13.03    12.96           0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.70 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)............................................................. 2007   12.29   12.55   6,445,914.14
                                                                        2008   12.55    8.00   7,010,215.91
                                                                        2009    8.00   10.16   6,600,476.28
                                                                        2010   10.16   11.46   5,988,775.33
                                                                        2011   11.46   10.84   5,379,939.70
                                                                        2012   10.84   12.30   4,530,421.79
                                                                        2013   12.30   15.03   3,004,529.56
                                                                        2014   15.03   15.55   1,503,956.10
                                                                        2015   15.55   15.03     460,533.19
                                                                        2016   15.03   15.98     204,375.29
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    7.01     144,929.43
                                                                        2009    7.01    8.87     175,218.39
                                                                        2010    8.87    9.59     181,606.59
                                                                        2011    9.59    9.27     176,923.24
                                                                        2012    9.27   10.58     172,285.84
                                                                        2013   10.58   11.38           0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.97   10.41     101,664.95
                                                                        2013   10.41   11.70     225,014.04
                                                                        2014   11.70   12.62     259,688.78
                                                                        2015   12.62   11.90     125,931.02
                                                                        2016   11.90   12.67      93,029.51
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.31   16.18     815,160.84
                                                                        2008   16.18   10.12     870,940.54
                                                                        2009   10.12   13.61     779,815.38
                                                                        2010   13.61   16.86     668,440.65
                                                                        2011   16.86   16.21     516,917.97
                                                                        2012   16.21   18.70     295,786.90
                                                                        2013   18.70   24.42     163,540.78
                                                                        2014   24.42   26.23      82,674.32
                                                                        2015   26.23   25.11      38,230.63
                                                                        2016   25.11   29.66      20,224.75
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.12     168,917.77
                                                                        2014    1.12    1.20     393,282.89
                                                                        2015    1.20    1.17     884,068.63
                                                                        2016    1.17    1.20     341,271.72
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   40.86   42.17   1,777,768.44
                                                                        2008   42.17   26.01   1,911,644.92
                                                                        2009   26.01   32.20   1,814,584.61
                                                                        2010   32.20   36.24   1,671,477.38
                                                                        2011   36.24   36.22   1,245,019.27
                                                                        2012   36.22   41.10     668,960.47
                                                                        2013   41.10   53.21     356,058.57
                                                                        2014   53.21   59.17     186,299.45
                                                                        2015   59.17   58.70      90,525.62
                                                                        2016   58.70   64.28      43,048.42
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.75   17.54     602,200.33
                                                                        2008   17.54    9.94     760,261.43
                                                                        2009    9.94   12.85     625,532.66
                                                                        2010   12.85   14.08     490,362.55
                                                                        2011   14.08   12.36     346,186.10
                                                                        2012   12.36   14.18     236,632.71
                                                                        2013   14.18   16.63     134,083.05
                                                                        2014   16.63   15.21      73,605.70
                                                                        2015   15.21   14.69      22,499.44
                                                                        2016   14.69   14.31      11,767.41
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   42.19   43.18     145,281.71
                                                                        2008   43.18   32.96     120,025.00
                                                                        2009   32.96   38.34     109,408.46
                                                                        2010   38.34   41.38      87,465.14
                                                                        2011   41.38   41.57      54,926.07
                                                                        2012   41.57   45.48      31,372.88
                                                                        2013   45.48   53.08      23,627.07
                                                                        2014   53.08   56.55      13,420.40
                                                                        2015   56.55   55.38       8,106.18
                                                                        2016   55.38   59.30       5,323.26
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)....................... 2007   14.40   13.58     757,560.42
                                                                        2008   13.58    8.85     618,064.49
                                                                        2009    8.85   10.49     549,389.91
                                                                        2010   10.49   11.47     536,957.19
                                                                        2011   11.47   11.35     334,795.09
                                                                        2012   11.35   12.98     193,001.23
                                                                        2013   12.98   17.28     195,661.30
                                                                        2014   17.28   18.78     101,103.96

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.70 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------
                                                                      2015   18.78   18.40      46,059.15
                                                                      2016   18.40   20.64      38,384.30
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))............................... 2007   29.87   30.52     169,574.77
                                                                      2008   30.52   18.27     146,370.87
                                                                      2009   18.27   21.82     146,108.83
                                                                      2010   21.82   24.52     140,404.04
                                                                      2011   24.52   22.57     120,383.58
                                                                      2012   22.57   25.62      73,636.93
                                                                      2013   25.62   28.18           0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008).......................................................... 2008    9.99    6.58      29,274.68
                                                                      2009    6.58    8.08      67,025.87
                                                                      2010    8.08    8.82      80,339.99
                                                                      2011    8.82    8.63      75,652.87
                                                                      2012    8.63    9.66      54,433.05
                                                                      2013    9.66   10.57           0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)............................................................ 2010   12.37   14.34     230,651.94
                                                                      2011   14.34   13.12     149,387.78
                                                                      2012   13.12   14.10     105,930.46
                                                                      2013   14.10   19.27      49,616.52
                                                                      2014   19.27   19.14      29,824.59
                                                                      2015   19.14   17.87      17,202.72
                                                                      2016   17.87   16.08      11,338.33
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B)).................................................. 2007   18.53   19.69     278,142.29
                                                                      2008   19.69    8.63     263,433.41
                                                                      2009    8.63   11.33     232,422.73
                                                                      2010   11.33   12.25           0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)............... 2007   14.95   16.24   1,350,230.97
                                                                      2008   16.24    9.23   1,590,004.75
                                                                      2009    9.23   11.64   1,410,760.29
                                                                      2010   11.64   12.35   1,345,440.92
                                                                      2011   12.35   10.60   1,113,726.53
                                                                      2012   10.60   12.30     651,851.98
                                                                      2013   12.30   14.70     359,521.98
                                                                      2014   14.70   13.55     197,022.51
                                                                      2015   13.55   13.15      72,233.03
                                                                      2016   13.15   13.06      37,349.10
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)............... 2007   20.91   19.80     532,334.89
                                                                      2008   19.80   11.96     434,107.53
                                                                      2009   11.96   13.26     407,729.67
                                                                      2010   13.26   15.83     378,764.16
                                                                      2011   15.83   16.42     216,512.39
                                                                      2012   16.42   17.71      68,808.14
                                                                      2013   17.71   24.07      60,773.35
                                                                      2014   24.07   23.59      27,480.22
                                                                      2015   23.59   23.28      15,465.97
                                                                      2016   23.28   27.10      14,727.47
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))................. 2007   16.09   15.39     199,724.02
                                                                      2008   15.39    9.33     143,593.02
                                                                      2009    9.33   12.55     125,031.77
                                                                      2010   12.55   15.16     116,809.60
                                                                      2011   15.16   14.12      84,642.29
                                                                      2012   14.12   14.61      54,586.62
                                                                      2013   14.61   15.83           0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008)............................................... 2008    9.99    6.55      25,230.25
                                                                      2009    6.55    8.54      33,984.78
                                                                      2010    8.54    9.04      46,013.11
                                                                      2011    9.04    8.28      39,722.38
                                                                      2012    8.28    9.94      38,155.90
                                                                      2013    9.94   10.56           0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)............. 2007   18.74   19.57     343,124.58
                                                                      2008   19.57   11.44     269,245.86
                                                                      2009   11.44   15.72     222,415.71
                                                                      2010   15.72   17.92     251,014.54
                                                                      2011   17.92   16.14     182,740.84
                                                                      2012   16.14   19.22     138,424.65
                                                                      2013   19.22   24.02      79,536.63
                                                                      2014   24.02   24.12      41,134.89
                                                                      2015   24.12   24.65      15,659.75
                                                                      2016   24.65   24.29       9,364.22

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.70 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014)............................................. 2014    0.99    1.03       4,286.89
                                                                   2015    1.03    0.96      46,598.22
                                                                   2016    0.96    1.04      19,444.04
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006).............................................. 2007   10.98   11.96     347,789.82
                                                                   2008   11.96   10.94   1,120,866.37
                                                                   2009   10.94   12.70   1,110,381.27
                                                                   2010   12.70   13.46     963,131.83
                                                                   2011   13.46   14.71     757,531.33
                                                                   2012   14.71   15.78     566,761.97
                                                                   2013   15.78   14.07     362,620.81
                                                                   2014   14.07   14.24     230,457.18
                                                                   2015   14.24   13.56     105,451.59
                                                                   2016   13.56   14.00      77,670.79
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B).................. 2007   12.34   13.05   1,553,384.52
                                                                   2008   13.05   12.88   1,547,779.69
                                                                   2009   12.88   14.95   1,549,998.52
                                                                   2010   14.95   15.90   1,632,065.48
                                                                   2011   15.90   16.13   1,199,554.25
                                                                   2012   16.13   17.32     765,903.42
                                                                   2013   17.32   16.71     418,754.92
                                                                   2014   16.71   17.11     231,519.92
                                                                   2015   17.11   16.82     108,951.23
                                                                   2016   16.82   16.97      72,772.58
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012   10.74   10.88     104,850.43
                                                                   2013   10.88   10.21     104,268.97
                                                                   2014   10.21   10.80      71,003.20
                                                                   2015   10.80   10.66      40,129.24
                                                                   2016   10.66   10.62      21,786.63
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)....................................................... 2013   10.21   10.73       6,873.72
                                                                   2014   10.73   11.46       4,193.86
                                                                   2015   11.46   11.12      20,329.51
                                                                   2016   11.12   11.43       9,564.68
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)......... 2007   17.94   17.34     570,083.25
                                                                   2008   17.34   11.30     559,869.69
                                                                   2009   11.30   13.97     532,783.70
                                                                   2010   13.97   17.38     465,598.44
                                                                   2011   17.38   16.36     352,163.58
                                                                   2012   16.36   18.66     190,449.09
                                                                   2013   18.66   25.36     100,173.54
                                                                   2014   25.36   26.12      42,190.53
                                                                   2015   26.12   24.53      20,726.98
                                                                   2016   24.53   29.17       9,636.95
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012    1.01    1.06     228,265.43
                                                                   2013    1.06    1.15     272,044.50
                                                                   2014    1.15    1.22     159,394.32
                                                                   2015    1.22    1.19     196,670.85
                                                                   2016    1.19    1.23     127,919.75
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)........................................................ 2007   11.11   11.52      30,912.00
                                                                   2008   11.52    8.48      45,979.46
                                                                   2009    8.48   10.42     393,719.43
                                                                   2010   10.42   11.50     852,972.08
                                                                   2011   11.50   11.42     802,882.00
                                                                   2012   11.42   12.67     624,066.59
                                                                   2013   12.67   14.07     344,615.38
                                                                   2014   14.07   14.64     218,974.76
                                                                   2015   14.64   14.11     108,503.98
                                                                   2016   14.11   14.67      77,353.37
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006).......... 2007   11.37   11.80      59,479.13
                                                                   2008   11.80    7.78      34,105.98
                                                                   2009    7.78    9.87     102,646.82
                                                                   2010    9.87   11.08     180,551.76
                                                                   2011   11.08   10.66     150,488.40
                                                                   2012   10.66   12.06     109,867.55
                                                                   2013   12.06   14.00      84,749.84
                                                                   2014   14.00   14.50      56,950.22
                                                                   2015   14.50   13.93      21,241.50
                                                                   2016   13.93   14.63       7,402.51
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007   13.78   14.78     636,200.16
                                                                   2008   14.78    8.43     539,130.67
                                                                   2009    8.43   11.85     473,303.91
                                                                   2010   11.85   13.61     410,678.72
                                                                   2011   13.61   13.20     302,558.67

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.70 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2012   13.20   15.40     210,118.62
                                                                 2013   15.40   21.01     210,410.45
                                                                 2014   21.01   22.48     110,144.47
                                                                 2015   22.48   24.42      43,831.28
                                                                 2016   24.42   24.38      25,969.48
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))......... 2007    4.84    6.27     762,703.26
                                                                 2008    6.27    3.42     706,859.86
                                                                 2009    3.42    5.35     884,140.78
                                                                 2010    5.35    6.71     791,642.65
                                                                 2011    6.71    5.95     656,456.55
                                                                 2012    5.95    6.56     375,174.75
                                                                 2013    6.56    6.85           0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.27    9.56     876,740.66
                                                                 2008    9.56    5.66   1,025,221.21
                                                                 2009    5.66    8.10     964,784.27
                                                                 2010    8.10   10.17     912,701.94
                                                                 2011   10.17    9.83     715,781.96
                                                                 2012    9.83   10.99     481,721.39
                                                                 2013   10.99   14.76     296,056.46
                                                                 2014   14.76   16.37     176,996.27
                                                                 2015   16.37   17.16      78,848.82
                                                                 2016   17.16   17.92      50,945.68
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   14.29   15.39     162,352.58
                                                                 2008   15.39    9.63     169,587.64
                                                                 2009    9.63   13.13     175,810.58
                                                                 2010   13.13   17.39     196,651.13
                                                                 2011   17.39   17.34     169,744.18
                                                                 2012   17.34   19.76     110,211.97
                                                                 2013   19.76   28.02      68,771.11
                                                                 2014   28.02   29.37      44,349.09
                                                                 2015   29.37   29.59      24,478.09
                                                                 2016   29.59   32.43      15,940.05
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   19.93   20.32     728,579.12
                                                                 2008   20.32   16.94     512,516.99
                                                                 2009   16.94   21.96     449,321.31
                                                                 2010   21.96   24.28     475,940.31
                                                                 2011   24.28   25.27     331,231.86
                                                                 2012   25.27   27.64     185,959.50
                                                                 2013   27.64   27.40      83,696.66
                                                                 2014   27.40   28.37      32,697.53
                                                                 2015   28.37   27.33      11,263.30
                                                                 2016   27.33   29.10      33,692.39
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   17.73   18.57     683,372.92
                                                                 2008   18.57   14.86     521,594.46
                                                                 2009   14.86   19.98     494,089.65
                                                                 2010   19.98   22.19     462,448.39
                                                                 2011   22.19   22.79     335,826.21
                                                                 2012   22.79   25.31     208,246.14
                                                                 2013   25.31   26.87     118,851.81
                                                                 2014   26.87   27.69      63,370.42
                                                                 2015   27.69   26.63      34,505.36
                                                                 2016   26.63   27.41           0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   15.59   15.95     715,332.75
                                                                 2008   15.95   15.59     521,318.83
                                                                 2009   15.59   15.96     515,974.90
                                                                 2010   15.96   16.55     464,341.87
                                                                 2011   16.55   17.13     337,356.88
                                                                 2012   17.13   17.35     172,118.84
                                                                 2013   17.35   16.90      89,147.03
                                                                 2014   16.90   17.04      60,550.26
                                                                 2015   17.04   16.81      44,935.38
                                                                 2016   16.81   16.69      36,428.53





                                                                             AT 1.95 SEPARATE ACCOUNT CHARGE:
                                                                    --------------------------------------------------
                                                                            BEGINNING OF                   NUMBER OF
                                                                                YEAR        END OF YEAR   ACCUMULATION
                                                                            ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                  YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)....... 2007          14.75          14.95     823,793.83
                                                                    2008          14.95          13.29     516,021.08

                                                                                         AT 1.95 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2009          13.29          14.67     476,103.99
                                                                                2010          14.67          15.32     430,749.12
                                                                                2011          15.32          15.94     374,436.71
                                                                                2012          15.94          16.47     285,198.79
                                                                                2013          16.47          15.80     178,187.91
                                                                                2014          15.80          16.32      68,510.66
                                                                                2015          16.32          16.04      16,808.60
                                                                                2016          16.04          16.20       4,129.32
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          28.13          33.50     932,881.79
                                                                                2008          33.50          15.27     856,429.19
                                                                                2009          15.27          24.15     816,662.29
                                                                                2010          24.15          29.00     755,027.85
                                                                                2011          29.00          22.99     555,102.58
                                                                                2012          22.99          26.64     340,259.51
                                                                                2013          26.64          33.52     182,666.67
                                                                                2014          33.52          33.57      87,027.54
                                                                                2015          33.57          33.01      33,540.33
                                                                                2016          33.01          33.05      18,024.45
American Funds Growth Investment Division (Class 2)............................ 2007         140.56         154.85     382,373.62
                                                                                2008         154.85          85.07     383,696.41
                                                                                2009          85.07         116.31     352,893.24
                                                                                2010         116.31         135.38     316,777.93
                                                                                2011         135.38         127.09     232,992.95
                                                                                2012         127.09         146.92     143,824.15
                                                                                2013         146.92         187.46      72,690.23
                                                                                2014         187.46         199.49      40,228.78
                                                                                2015         199.49         209.05      13,267.98
                                                                                2016         209.05         224.47       7,062.47
American Funds Growth-Income Investment Division (Class 2 ).................... 2007         102.17         105.24     383,293.04
                                                                                2008         105.24          64.14     326,500.85
                                                                                2009          64.14          82.55     305,376.46
                                                                                2010          82.55          90.21     291,739.97
                                                                                2011          90.21          86.85     211,540.78
                                                                                2012          86.85         100.06     118,218.96
                                                                                2013         100.06         131.00      62,145.07
                                                                                2014         131.00         142.13      32,269.69
                                                                                2015         142.13         141.42      15,357.17
                                                                                2016         141.42         154.67       8,841.55





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.75 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------
                                                                                    BEGINNING OF                  NUMBER OF
                                                                                            YEAR   END OF YEAR    ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION......................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.18          10.50       1,506.50
                                                                             2013          10.50          11.47       1,355.73
                                                                             2014          11.47          12.10       1,213.34
                                                                             2015          12.10          11.96           0.00
                                                                             2016          11.96          12.17           0.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)....................................................... 2014           0.99           1.03           0.00
                                                                             2015           1.03           1.00           0.00
                                                                             2016           1.00           1.01           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2007          14.82          15.03       7,044.56
                                                                             2008          15.03          13.36       1,550.22
                                                                             2009          13.36          14.77       1,713.92
                                                                             2010          14.77          15.42       5,326.74
                                                                             2011          15.42          16.06       7,836.53
                                                                             2012          16.06          16.60      11,103.36
                                                                             2013          16.60          15.93       4,154.28
                                                                             2014          15.93          16.46       4,185.07
                                                                             2015          16.46          16.19       2,522.50
                                                                             2016          16.19          16.36       1,750.60
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2007          28.26          33.66      36,898.97
                                                                             2008          33.66          15.35      30,590.88
                                                                             2009          15.35          24.29      35,349.27
                                                                             2010          24.29          29.18      36,509.04
                                                                             2011          29.18          23.15      26,183.42
                                                                             2012          23.15          26.84      23,925.81
                                                                             2013          26.84          33.78      15,973.12
                                                                             2014          33.78          33.85      15,270.38

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.75 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2015    33.85    33.30    10,560.64
                                                                2016    33.30    33.36     9,312.01
AMERICAN FUNDS GROWTH INVESTMENT DIVISION+ (CLASS 2)........... 2007   142.11   156.63    14,216.90
                                                                2008   156.63    86.10    13,079.93
                                                                2009    86.10   117.77    12,310.15
                                                                2010   117.77   137.15    11,978.25
                                                                2011   137.15   128.82    10,288.82
                                                                2012   128.82   148.99     9,372.62
                                                                2013   148.99   190.19     6,918.31
                                                                2014   190.19   202.49     6,385.79
                                                                2015   202.49   212.31     6,200.06
                                                                2016   212.31   228.08     5,865.48
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007   103.30   106.46    15,894.19
                                                                2008   106.46    64.91    12,181.32
                                                                2009    64.91    83.59    11,930.37
                                                                2010    83.59    91.39    11,880.14
                                                                2011    91.39    88.03    10,850.54
                                                                2012    88.03   101.47     9,830.68
                                                                2013   101.47   132.91     8,455.61
                                                                2014   132.91   144.28     7,322.64
                                                                2015   144.28   143.62     6,971.00
                                                                2016   143.62   157.15     6,430.41
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     6.99    73,933.97
                                                                2009     6.99     8.88    83,052.66
                                                                2010     8.88     9.79    77,894.11
                                                                2011     9.79     9.42    76,930.92
                                                                2012     9.42    10.51     5,279.00
                                                                2013    10.51    12.24     7,066.48
                                                                2014    12.24    12.75    10,413.56
                                                                2015    12.75    12.44     8,965.16
                                                                2016    12.44    13.18     3,903.70
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.34    65,717.49
                                                                2009     6.34     8.35    97,237.85
                                                                2010     8.35     9.31   101,542.91
                                                                2011     9.31     8.72    65,253.51
                                                                2012     8.72     9.95    64,206.73
                                                                2013     9.95    12.24    63,466.82
                                                                2014    12.24    12.79    60,878.93
                                                                2015    12.79    12.48    57,061.39
                                                                2016    12.48    13.36    53,352.06
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.66     7,151.54
                                                                2009     7.66     9.29    37,245.58
                                                                2010     9.29    10.04    39,837.74
                                                                2011    10.04     9.88    44,954.67
                                                                2012     9.88    10.76    38,365.83
                                                                2013    10.76    12.00    35,221.04
                                                                2014    12.00    12.52    19,682.86
                                                                2015    12.52    12.21    19,612.57
                                                                2016    12.21    12.84    16,537.66
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.11    11.49     4,341.85
                                                                2013    11.49    10.90     4,204.44
                                                                2014    10.90    11.14     1,105.80
                                                                2015    11.14     9.90         0.00
                                                                2016     9.90    10.60         0.00
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)...................................................... 2007    16.98    18.37         0.00
                                                                2008    18.37    10.06       232.69
                                                                2009    10.06    12.05       266.18
                                                                2010    12.05    12.65       790.52
                                                                2011    12.65     9.93     4,102.42
                                                                2012     9.93    11.65     3,963.75
                                                                2013    11.65    13.18     3,879.41
                                                                2014    13.18    12.52     4,046.52
                                                                2015    12.52    12.03       173.99
                                                                2016    12.03    12.42       164.68
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)...................................................... 2007    12.76    13.38       861.50
                                                                2008    13.38    13.88       562.59
                                                                2009    13.88    14.32     3,473.53
                                                                2010    14.32    14.87     5,654.07
                                                                2011    14.87    15.68     4,825.32
                                                                2012    15.68    15.97     4,884.55
                                                                2013    15.97    15.29     5,155.12

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.75 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2014   15.29   15.85    5,071.41
                                                                 2015   15.85   15.59    4,812.30
                                                                 2016   15.59   15.65    4,622.71
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............. 2007   42.76   44.54        0.00
                                                                 2008   44.54   42.16        0.00
                                                                 2009   42.16   45.24        0.00
                                                                 2010   45.24   48.04      598.77
                                                                 2011   48.04   50.18    1,042.77
                                                                 2012   50.18   52.90    1,069.87
                                                                 2013   52.90   51.46    1,057.68
                                                                 2014   51.46   54.01    1,068.43
                                                                 2015   54.01   53.25      157.98
                                                                 2016   53.25   53.83      162.51
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007   26.26   30.56    2,897.89
                                                                 2008   30.56   19.01    4,436.61
                                                                 2009   19.01   25.50    4,416.46
                                                                 2010   25.50   29.94    3,363.97
                                                                 2011   29.94   26.72    4,297.62
                                                                 2012   26.72   29.95    3,477.78
                                                                 2013   29.95   39.42    2,585.99
                                                                 2014   39.42   42.08    2,298.35
                                                                 2015   42.08   43.83    2,325.36
                                                                 2016   43.83   43.01    2,287.69
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007   16.67   16.99        0.00
                                                                 2008   16.99    9.19        0.00
                                                                 2009    9.19    9.56        0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012    9.93   10.23   24,066.00
                                                                 2013   10.23   11.09    4,040.50
                                                                 2014   11.09   11.54    3,913.57
                                                                 2015   11.54   11.33    3,157.27
                                                                 2016   11.33   11.63    3,025.53
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007   14.18   14.37        0.00
                                                                 2008   14.37    9.16        0.00
                                                                 2009    9.16   10.00        0.00
                                                                 2010   10.00   10.70    1,086.14
                                                                 2011   10.70   10.73    1,781.60
                                                                 2012   10.73   12.02    1,672.12
                                                                 2013   12.02   15.56    1,353.08
                                                                 2014   15.56   16.78    1,314.98
                                                                 2015   16.78   15.47      296.81
                                                                 2016   15.47   17.95      279.99
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007   21.05   21.68        0.00
                                                                 2008   21.68   21.85        0.00
                                                                 2009   21.85   21.53        0.00
                                                                 2010   21.53   21.15        0.00
                                                                 2011   21.15   20.79        0.00
                                                                 2012   20.79   20.42        0.00
                                                                 2013   20.42   20.07        0.00
                                                                 2014   20.07   19.72        0.00
                                                                 2015   19.72   19.38        0.00
                                                                 2016   19.38   19.07        0.00
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007   19.27   16.09   21,639.74
                                                                 2008   16.09    9.22   16,664.71
                                                                 2009    9.22   12.21   12,199.75
                                                                 2010   12.21   13.93   10,380.04
                                                                 2011   13.93   12.92    9,389.31
                                                                 2012   12.92   16.00   10,302.57
                                                                 2013   16.00   16.28    9,239.60
                                                                 2014   16.28   18.12    7,332.72
                                                                 2015   18.12   17.55    6,992.43
                                                                 2016   17.55   17.40    5,972.37
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2007    7.63    7.66        0.00
                                                                 2008    7.66    4.59        0.00
                                                                 2009    4.59    6.00        0.00
                                                                 2010    6.00    7.29        0.00
                                                                 2011    7.29    7.40        0.00
                                                                 2012    7.40    8.62        0.00
                                                                 2013    8.62   12.33        0.00
                                                                 2014   12.33   14.41    3,424.07
                                                                 2015   14.41   13.59        0.00
                                                                 2016   13.59   13.71        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.75 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007).................................. 2007   133.55   163.45      326.64
                                                                  2008   163.45    93.15    2,011.44
                                                                  2009    93.15   130.77    2,273.93
                                                                  2010   130.77   140.58    2,171.15
                                                                  2011   140.58   127.72    1,703.39
                                                                  2012   127.72   153.75    2,297.07
                                                                  2013   153.75   194.57    1,558.46
                                                                  2014   194.57   202.39        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007     9.76     9.02        0.00
                                                                  2008     9.02     4.02        0.00
                                                                  2009     4.02     5.45        0.00
                                                                  2010     5.45     5.75        0.00
                                                                  2011     5.75     6.11        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007    39.85    47.08        0.00
                                                                  2008    47.08    25.05        0.00
                                                                  2009    25.05    36.70      146.81
                                                                  2010    36.70    41.47       19.24
                                                                  2011    41.47    39.43       19.30
                                                                  2012    39.43    42.89       18.12
                                                                  2013    42.89    55.81       16.42
                                                                  2014    55.81    60.81       16.16
                                                                  2015    60.81    61.31       14.82
                                                                  2016    61.31    63.36       14.93
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007    19.63    19.07        0.00
                                                                  2008    19.07    11.08        0.00
                                                                  2009    11.08    16.88      313.50
                                                                  2010    16.88    19.31       96.20
                                                                  2011    19.31    16.27      107.19
                                                                  2012    16.27    20.66      105.71
                                                                  2013    20.66    26.50       83.80
                                                                  2014    26.50    24.53       92.99
                                                                  2015    24.53    23.01      100.86
                                                                  2016    23.01    24.46      102.46
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012     1.01     1.04   99,549.16
                                                                  2013     1.04     1.04   13,437.90
                                                                  2014     1.04     1.08   12,026.56
                                                                  2015     1.08     1.02        0.00
                                                                  2016     1.02     1.12   18,023.44
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007    25.46    25.82        0.00
                                                                  2008    25.82    13.32        0.00
                                                                  2009    13.32    19.34      137.79
                                                                  2010    19.34    23.96       35.07
                                                                  2011    23.96    21.97      365.37
                                                                  2012    21.97    24.27        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012    24.15    24.77      471.72
                                                                  2013    24.77    31.72      465.89
                                                                  2014    31.72    34.18      463.04
                                                                  2015    34.18    30.57      462.02
                                                                  2016    30.57    34.69      459.99
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007    14.37    15.68        0.00
                                                                  2008    15.68     9.44      368.96
                                                                  2009     9.44    12.41        0.00
                                                                  2010    12.41    15.39        1.47
                                                                  2011    15.39    14.96        0.00
                                                                  2012    14.96    17.38        0.00
                                                                  2013    17.38    23.95        0.00
                                                                  2014    23.95    25.39        0.00
                                                                  2015    25.39    24.53        0.00
                                                                  2016    24.53    26.86        0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007     4.82     5.28        0.00
                                                                  2008     5.28     3.29        0.00
                                                                  2009     3.29     4.51        0.00
                                                                  2010     4.51     4.94        0.00
                                                                  2011     4.94     4.86        0.00
                                                                  2012     4.86     5.52    3,852.78
                                                                  2013     5.52     7.42    3,798.40
                                                                  2014     7.42     7.93    3,749.83
                                                                  2015     7.93     8.61    3,709.07
                                                                  2016     8.61     8.45      607.40
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007     8.97    10.07   13,084.61

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.75 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2008   10.07    5.35    10,767.80
                                                                  2009    5.35    7.55     7,283.21
                                                                  2010    7.55    8.12     2,756.60
                                                                  2011    8.12    7.87     2,563.09
                                                                  2012    7.87    8.84         0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04   108,701.06
                                                                  2013    1.04    1.14   100,507.52
                                                                  2014    1.14    1.20    63,928.78
                                                                  2015    1.20    1.19    79,144.78
                                                                  2016    1.19    1.20    74,649.83
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   14.98   16.42     6,870.02
                                                                  2014   16.42   16.70     6,861.93
                                                                  2015   16.70   16.61     2,491.83
                                                                  2016   16.61   17.10     2,482.31
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.96         0.00
                                                                  2009    7.96   10.00       374.81
                                                                  2010   10.00   10.99       312.24
                                                                  2011   10.99   11.03     6,926.28
                                                                  2012   11.03   12.19    12,579.99
                                                                  2013   12.19   12.71         0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   30.65   33.61         0.00
                                                                  2008   33.61   21.12         0.00
                                                                  2009   21.12   26.96         0.00
                                                                  2010   26.96   33.71       103.47
                                                                  2011   33.71   33.23       608.75
                                                                  2012   33.23   37.31       587.41
                                                                  2013   37.31   51.59       470.62
                                                                  2014   51.59   52.47       476.46
                                                                  2015   52.47   50.66         0.00
                                                                  2016   50.66   59.23         0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.65   10.91         0.00
                                                                  2008   10.91    6.29       554.05
                                                                  2009    6.29    8.02         0.00
                                                                  2010    8.02   10.35         2.17
                                                                  2011   10.35   10.45         0.00
                                                                  2012   10.45   11.39         0.00
                                                                  2013   11.39   16.61         0.00
                                                                  2014   16.61   16.47         0.00
                                                                  2015   16.47   16.42         0.00
                                                                  2016   16.42   17.11         0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   37.29   34.04         0.00
                                                                  2008   34.04   18.02         0.00
                                                                  2009   18.02   25.00         0.00
                                                                  2010   25.00   28.19         0.00
                                                                  2011   28.19   29.50         0.00
                                                                  2012   29.50   32.35         0.00
                                                                  2013   32.35   43.39         0.00
                                                                  2014   43.39   43.35         0.00
                                                                  2015   43.35   38.48         0.00
                                                                  2016   38.48   46.38         0.00
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.74         0.00
                                                                  2012    9.74    9.99         0.00
                                                                  2013    9.99    9.93         0.00
                                                                  2014    9.93    9.86         0.00
                                                                  2015    9.86    9.63         0.00
                                                                  2016    9.63    9.76         0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007   39.11   40.59         0.00
                                                                  2008   40.59   29.92         0.00
                                                                  2009   29.92   34.40         0.00
                                                                  2010   34.40   36.95         0.00
                                                                  2011   36.95   37.62         0.00
                                                                  2012   37.62   41.44         0.00
                                                                  2013   41.44   48.98         0.00
                                                                  2014   48.98   53.08         0.00
                                                                  2015   53.08   53.35         0.00
                                                                  2016   53.35   55.96         0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007   36.03   36.94         0.00
                                                                  2008   36.94   21.95       432.80
                                                                  2009   21.95   28.40       490.13

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.75 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2010   28.40    31.17       585.64
                                                                  2011   31.17    29.33       551.92
                                                                  2012   29.33    32.45       490.79
                                                                  2013   32.45    42.53       444.65
                                                                  2014   42.53    46.12       415.28
                                                                  2015   46.12    46.29       396.64
                                                                  2016   46.29    48.69       375.71
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007   69.16    72.45         0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007   71.84    72.29         0.00
                                                                  2008   72.29    44.53         0.00
                                                                  2009   44.53    52.15         0.00
                                                                  2010   52.15    57.63         0.00
                                                                  2011   57.63    56.78         0.00
                                                                  2012   56.78    63.27         0.00
                                                                  2013   63.27    83.49         0.00
                                                                  2014   83.49    93.13         0.00
                                                                  2015   93.13    95.62         0.00
                                                                  2016   95.62   101.74         0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011   11.90    10.17         0.00
                                                                  2012   10.17    11.67         0.00
                                                                  2013   11.67    14.85         0.00
                                                                  2014   14.85    15.33         0.00
                                                                  2015   15.33    14.76         0.00
                                                                  2016   14.76    15.81         0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007   12.64    12.82         0.14
                                                                  2008   12.82     7.50         0.00
                                                                  2009    7.50     9.69         0.00
                                                                  2010    9.69    11.02         0.16
                                                                  2011   11.02    11.94         0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   10.79    11.19     7,507.03
                                                                  2008   11.19     9.41    14,440.75
                                                                  2009    9.41    11.15     4,435.17
                                                                  2010   11.15    12.06     5,075.63
                                                                  2011   12.06    12.24     4,740.14
                                                                  2012   12.24    13.13     4,738.05
                                                                  2013   13.13    13.45     7,222.41
                                                                  2014   13.45    13.81     4,734.33
                                                                  2015   13.81    13.49     6,475.62
                                                                  2016   13.49    13.86     5,601.03
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.28    11.61    11,197.95
                                                                  2008   11.61     8.95    44,438.12
                                                                  2009    8.95    10.87    39,230.81
                                                                  2010   10.87    11.92    33,827.57
                                                                  2011   11.92    11.83    31,656.67
                                                                  2012   11.83    12.96    35,897.58
                                                                  2013   12.96    14.13    47,826.99
                                                                  2014   14.13    14.57    45,893.40
                                                                  2015   14.57    14.16    35,427.41
                                                                  2016   14.16    14.76    34,138.26
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.78    12.08   127,479.50
                                                                  2008   12.08     8.47    91,170.91
                                                                  2009    8.47    10.53   126,156.77
                                                                  2010   10.53    11.71   131,067.79
                                                                  2011   11.71    11.35   138,581.05
                                                                  2012   11.35    12.63   145,923.16
                                                                  2013   12.63    14.64   151,323.36
                                                                  2014   14.64    15.12   140,345.65
                                                                  2015   15.12    14.67   134,655.43
                                                                  2016   14.67    15.44   116,859.27
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)........................................... 2013   11.42    12.99         0.00
                                                                  2014   12.99    12.92         0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   12.28    12.53   113,725.91
                                                                  2008   12.53     7.99    73,977.92
                                                                  2009    7.99    10.14    76,595.92
                                                                  2010   10.14    11.43    63,428.61

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.75 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
                                                                        2011   11.43   10.80   52,642.71
                                                                        2012   10.80   12.25   53,414.87
                                                                        2013   12.25   14.96   54,249.98
                                                                        2014   14.96   15.47   59,233.89
                                                                        2015   15.47   14.95   56,021.71
                                                                        2016   14.95   15.88   55,385.75
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    7.01        0.00
                                                                        2009    7.01    8.86        0.00
                                                                        2010    8.86    9.58        0.00
                                                                        2011    9.58    9.25        0.00
                                                                        2012    9.25   10.55        0.00
                                                                        2013   10.55   11.35        0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.96   10.40    1,522.78
                                                                        2013   10.40   11.69   37,846.68
                                                                        2014   11.69   12.59   36,853.54
                                                                        2015   12.59   11.87   37,704.40
                                                                        2016   11.87   12.64   35,614.35
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.26   16.12      182.82
                                                                        2008   16.12   10.08      209.30
                                                                        2009   10.08   13.54      308.29
                                                                        2010   13.54   16.77      491.80
                                                                        2011   16.77   16.12      628.91
                                                                        2012   16.12   18.58      641.61
                                                                        2013   18.58   24.26      558.68
                                                                        2014   24.26   26.04      540.55
                                                                        2015   26.04   24.91      518.15
                                                                        2016   24.91   29.41      488.85
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.12        0.00
                                                                        2014    1.12    1.20        0.00
                                                                        2015    1.20    1.17        0.00
                                                                        2016    1.17    1.20        0.00
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   40.52   41.80      769.18
                                                                        2008   41.80   25.77      905.98
                                                                        2009   25.77   31.88    2,128.35
                                                                        2010   31.88   35.87    2,753.76
                                                                        2011   35.87   35.83    2,668.71
                                                                        2012   35.83   40.63    2,458.77
                                                                        2013   40.63   52.59    2,198.25
                                                                        2014   52.59   58.44    2,000.44
                                                                        2015   58.44   57.95    1,768.65
                                                                        2016   57.95   63.43    1,676.95
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.70   17.48        0.00
                                                                        2008   17.48    9.90        0.00
                                                                        2009    9.90   12.80        0.00
                                                                        2010   12.80   14.01      132.88
                                                                        2011   14.01   12.29      143.50
                                                                        2012   12.29   14.10      144.16
                                                                        2013   14.10   16.52      134.13
                                                                        2014   16.52   15.10      144.68
                                                                        2015   15.10   14.58      157.16
                                                                        2016   14.58   14.20      161.35
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   41.77   42.73    6,662.41
                                                                        2008   42.73   32.61   10,151.25
                                                                        2009   32.61   37.90    9,731.12
                                                                        2010   37.90   40.90   10,501.07
                                                                        2011   40.90   41.06    9,867.25
                                                                        2012   41.06   44.90   10,088.62
                                                                        2013   44.90   52.38    9,533.01
                                                                        2014   52.38   55.77    7,688.95
                                                                        2015   55.77   54.59    7,388.67
                                                                        2016   54.59   58.43    6,994.66
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)....................... 2007   14.34   13.52        0.00
                                                                        2008   13.52    8.81        0.00
                                                                        2009    8.81   10.44        0.00
                                                                        2010   10.44   11.40        0.00
                                                                        2011   11.40   11.28        0.00
                                                                        2012   11.28   12.89        0.00
                                                                        2013   12.89   17.15        0.00
                                                                        2014   17.15   18.63        0.00
                                                                        2015   18.63   18.24        0.00
                                                                        2016   18.24   20.45        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))................................. 2007   29.67   30.30        0.00
                                                                        2008   30.30   18.13        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.75 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2009   18.13   21.64        0.00
                                                                 2010   21.64   24.30        0.00
                                                                 2011   24.30   22.36        0.00
                                                                 2012   22.36   25.37        0.00
                                                                 2013   25.37   27.90        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)..................................................... 2008    9.99    6.58        0.00
                                                                 2009    6.58    8.08      971.40
                                                                 2010    8.08    8.81    2,263.87
                                                                 2011    8.81    8.61    1,721.37
                                                                 2012    8.61    9.64    1,694.88
                                                                 2013    9.64   10.55        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2010   12.29   14.24        0.00
                                                                 2011   14.24   13.02        0.00
                                                                 2012   13.02   13.99        0.00
                                                                 2013   13.99   19.11        0.00
                                                                 2014   19.11   18.97        0.00
                                                                 2015   18.97   17.70        0.00
                                                                 2016   17.70   15.92        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))............................................. 2007   18.44   19.59        0.00
                                                                 2008   19.59    8.57        0.00
                                                                 2009    8.57   11.25      465.88
                                                                 2010   11.25   12.17        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   14.89   16.17      531.12
                                                                 2008   16.17    9.18      665.73
                                                                 2009    9.18   11.57    1,172.79
                                                                 2010   11.57   12.27    1,485.63
                                                                 2011   12.27   10.53    1,654.64
                                                                 2012   10.53   12.22    1,696.45
                                                                 2013   12.22   14.59    1,579.21
                                                                 2014   14.59   13.44    1,712.95
                                                                 2015   13.44   13.04    1,630.84
                                                                 2016   13.04   12.94    1,742.38
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B).......... 2007   20.84   19.72        0.00
                                                                 2008   19.72   11.91        0.00
                                                                 2009   11.91   13.20        0.00
                                                                 2010   13.20   15.74        0.00
                                                                 2011   15.74   16.32        0.00
                                                                 2012   16.32   17.60        0.00
                                                                 2013   17.60   23.90        0.00
                                                                 2014   23.90   23.42        0.00
                                                                 2015   23.42   23.10        0.00
                                                                 2016   23.10   26.87        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))............ 2007   16.05   15.34        0.00
                                                                 2008   15.34    9.30        0.00
                                                                 2009    9.30   12.50        0.00
                                                                 2010   12.50   15.09        0.00
                                                                 2011   15.09   14.04        0.00
                                                                 2012   14.04   14.53        0.00
                                                                 2013   14.53   15.74        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008).......................................... 2008    9.99    6.55      457.88
                                                                 2009    6.55    8.54      456.53
                                                                 2010    8.54    9.03      462.29
                                                                 2011    9.03    8.26      456.54
                                                                 2012    8.26    9.92      456.54
                                                                 2013    9.92   10.54        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........ 2007   18.65   19.47        0.00
                                                                 2008   19.47   11.37        0.00
                                                                 2009   11.37   15.62        0.00
                                                                 2010   15.62   17.80        0.00
                                                                 2011   17.80   16.02        0.00
                                                                 2012   16.02   19.07        0.00
                                                                 2013   19.07   23.82        0.00
                                                                 2014   23.82   23.91        0.00
                                                                 2015   23.91   24.42        0.00
                                                                 2016   24.42   24.05        0.00
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014)........................................... 2014    0.99    1.03        0.00
                                                                 2015    1.03    0.95        0.00
                                                                 2016    0.95    1.04   18,306.99

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.75 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006).............................................. 2007   10.96   11.93      249.82
                                                                   2008   11.93   10.91   12,891.35
                                                                   2009   10.91   12.66   22,705.90
                                                                   2010   12.66   13.41   27,018.22
                                                                   2011   13.41   14.64   21,343.65
                                                                   2012   14.64   15.70   33,607.84
                                                                   2013   15.70   14.00   21,344.16
                                                                   2014   14.00   14.15   20,065.63
                                                                   2015   14.15   13.47   11,895.89
                                                                   2016   13.47   13.90    5,818.52
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B).................. 2007   12.31   13.01        0.00
                                                                   2008   13.01   12.83      829.01
                                                                   2009   12.83   14.88      915.08
                                                                   2010   14.88   15.82    2,111.02
                                                                   2011   15.82   16.04    6,503.40
                                                                   2012   16.04   17.22   11,959.43
                                                                   2013   17.22   16.60   12,729.72
                                                                   2014   16.60   16.99   12,930.82
                                                                   2015   16.99   16.70    7,033.82
                                                                   2016   16.70   16.84    1,850.52
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012   10.73   10.87        0.00
                                                                   2013   10.87   10.20        0.00
                                                                   2014   10.20   10.78        0.00
                                                                   2015   10.78   10.64        0.00
                                                                   2016   10.64   10.59        0.00
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)....................................................... 2013   10.21   10.72        0.00
                                                                   2014   10.72   11.45        0.00
                                                                   2015   11.45   11.11        0.00
                                                                   2016   11.11   11.41        0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)......... 2007   17.87   17.26      168.48
                                                                   2008   17.26   11.25      507.15
                                                                   2009   11.25   13.89      296.58
                                                                   2010   13.89   17.28      263.85
                                                                   2011   17.28   16.25      258.61
                                                                   2012   16.25   18.53      254.59
                                                                   2013   18.53   25.16      220.61
                                                                   2014   25.16   25.91      221.71
                                                                   2015   25.91   24.32      222.43
                                                                   2016   24.32   28.90      202.61
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012    1.01    1.06        0.00
                                                                   2013    1.06    1.15        0.00
                                                                   2014    1.15    1.22        0.00
                                                                   2015    1.22    1.18        0.00
                                                                   2016    1.18    1.23        0.00
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)........................................................ 2007   11.11   11.50        0.00
                                                                   2008   11.50    8.47        0.00
                                                                   2009    8.47   10.39        0.00
                                                                   2010   10.39   11.46   33,962.01
                                                                   2011   11.46   11.39   33,740.63
                                                                   2012   11.39   12.62   16,670.59
                                                                   2013   12.62   14.01   15,572.50
                                                                   2014   14.01   14.57   14,546.12
                                                                   2015   14.57   14.03    3,682.14
                                                                   2016   14.03   14.59    3,644.52
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006).......... 2007   11.36   11.79      641.07
                                                                   2008   11.79    7.76        0.00
                                                                   2009    7.76    9.85        0.00
                                                                   2010    9.85   11.05        1.14
                                                                   2011   11.05   10.63    7,294.04
                                                                   2012   10.63   12.01    7,265.68
                                                                   2013   12.01   13.94    7,240.24
                                                                   2014   13.94   14.43        0.00
                                                                   2015   14.43   13.86        0.00
                                                                   2016   13.86   14.55        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007   13.72   14.72        0.00
                                                                   2008   14.72    8.38        0.00
                                                                   2009    8.38   11.79        0.00
                                                                   2010   11.79   13.52        0.00
                                                                   2011   13.52   13.11        0.00
                                                                   2012   13.11   15.29        0.00
                                                                   2013   15.29   20.85    1,499.42
                                                                   2014   20.85   22.30    1,418.34
                                                                   2015   22.30   24.21      314.98

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.75 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2016   24.21   24.16      313.12
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))......... 2007    4.83    6.24   12,278.46
                                                                 2008    6.24    3.41   12,268.89
                                                                 2009    3.41    5.32   12,789.87
                                                                 2010    5.32    6.68   12,780.84
                                                                 2011    6.68    5.92   16,042.85
                                                                 2012    5.92    6.52    4,031.03
                                                                 2013    6.52    6.81        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.24    9.53        0.00
                                                                 2008    9.53    5.64        0.00
                                                                 2009    5.64    8.06        0.00
                                                                 2010    8.06   10.12      340.35
                                                                 2011   10.12    9.78    2,008.40
                                                                 2012    9.78   10.93    1,962.07
                                                                 2013   10.93   14.67    1,662.19
                                                                 2014   14.67   16.25    1,532.25
                                                                 2015   16.25   17.04        0.00
                                                                 2016   17.04   17.78        0.00
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   14.22   15.31        0.00
                                                                 2008   15.31    9.58        0.00
                                                                 2009    9.58   13.05        0.00
                                                                 2010   13.05   17.27        0.00
                                                                 2011   17.27   17.22      213.99
                                                                 2012   17.22   19.61      282.56
                                                                 2013   19.61   27.78      281.16
                                                                 2014   27.78   29.11      279.88
                                                                 2015   29.11   29.31      278.72
                                                                 2016   29.31   32.11      277.07
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   19.81   20.19      316.42
                                                                 2008   20.19   16.82      902.52
                                                                 2009   16.82   21.80      973.25
                                                                 2010   21.80   24.09      942.11
                                                                 2011   24.09   25.05      906.07
                                                                 2012   25.05   27.39      551.99
                                                                 2013   27.39   27.14      519.86
                                                                 2014   27.14   28.08      492.81
                                                                 2015   28.08   27.04      467.77
                                                                 2016   27.04   28.78      899.75
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   17.63   18.46        0.00
                                                                 2008   18.46   14.76      627.99
                                                                 2009   14.76   19.85      771.80
                                                                 2010   19.85   22.03      759.32
                                                                 2011   22.03   22.61      708.18
                                                                 2012   22.61   25.10    4,115.14
                                                                 2013   25.10   26.63    4,070.82
                                                                 2014   26.63   27.43    4,035.86
                                                                 2015   27.43   26.37    3,960.01
                                                                 2016   26.37   27.14        0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   15.50   15.84      398.04
                                                                 2008   15.84   15.48    1,438.15
                                                                 2009   15.48   15.84    2,228.64
                                                                 2010   15.84   16.42    2,183.04
                                                                 2011   16.42   16.98    2,158.89
                                                                 2012   16.98   17.19    1,667.60
                                                                 2013   17.19   16.74    1,608.68
                                                                 2014   16.74   16.87    1,543.13
                                                                 2015   16.87   16.63      837.95
                                                                 2016   16.63   16.51      800.71





                                                                             AT 2.00 SEPARATE ACCOUNT CHARGE:
                                                                    --------------------------------------------------
                                                                            BEGINNING OF                   NUMBER OF
                                                                                YEAR        END OF YEAR   ACCUMULATION
                                                                            ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                  YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)....... 2007          14.68          14.87           0.00
                                                                    2008          14.87          13.21       1,130.12
                                                                    2009          13.21          14.58       1,257.47
                                                                    2010          14.58          15.21       1,177.60
                                                                    2011          15.21          15.82       1,096.61
                                                                    2012          15.82          16.34         997.21

                                                                                         AT 2.00 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2013          16.34          15.67         922.71
                                                                                2014          15.67          16.17         867.40
                                                                                2015          16.17          15.90         821.85
                                                                                2016          15.90          16.04         777.89
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          28.01          33.34           0.00
                                                                                2008          33.34          15.18           0.00
                                                                                2009          15.18          24.01         217.56
                                                                                2010          24.01          28.81           1.01
                                                                                2011          28.81          22.83           0.00
                                                                                2012          22.83          26.45           0.00
                                                                                2013          26.45          33.26           0.00
                                                                                2014          33.26          33.29           0.00
                                                                                2015          33.29          32.72           0.00
                                                                                2016          32.72          32.74           0.00
American Funds Growth Investment Division (Class 2)............................ 2007         138.96         153.01           0.00
                                                                                2008         153.01          84.02           0.00
                                                                                2009          84.02         114.82           0.00
                                                                                2010         114.82         133.57           0.00
                                                                                2011         133.57         125.33           0.00
                                                                                2012         125.33         144.81           0.00
                                                                                2013         144.81         184.68           0.00
                                                                                2014         184.68         196.43           0.00
                                                                                2015         196.43         205.74           0.00
                                                                                2016         205.74         220.80           0.00
American Funds Growth-Income Investment Division (Class 2 ).................... 2007         101.01         103.99           0.00
                                                                                2008         103.99          63.35         156.59
                                                                                2009          63.35          81.49         177.65
                                                                                2010          81.49          89.01         165.64
                                                                                2011          89.01          85.65         239.51
                                                                                2012          85.65          98.62         252.18
                                                                                2013          98.62         129.06         240.32
                                                                                2014         129.06         139.95         231.77
                                                                                2015         139.95         139.18         225.01
                                                                                2016         139.18         152.14         218.24





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.85 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------
                                                                                  BEGINNING OF                  NUMBER OF
                                                                                          YEAR   END OF YEAR    ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION....................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012).... 2012          10.17          10.48      36,328.12
                                                                           2013          10.48          11.44      37,078.47
                                                                           2014          11.44          12.05      33,782.69
                                                                           2015          12.05          11.90      26,222.81
                                                                           2016          11.90          12.10      22,239.61
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)..................................................... 2014           0.99           1.03           0.00
                                                                           2015           1.03           1.00      10,245.70
                                                                           2016           1.00           1.00      22,308.59
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............. 2007          14.68          14.87       2,966.80
                                                                           2008          14.87          13.21       5,323.72
                                                                           2009          13.21          14.58       5,861.01
                                                                           2010          14.58          15.21      11,666.92
                                                                           2011          15.21          15.82       6,677.55
                                                                           2012          15.82          16.34       6,740.41
                                                                           2013          16.34          15.67       6,364.76
                                                                           2014          15.67          16.17       6,343.69
                                                                           2015          16.17          15.89       5,352.49
                                                                           2016          15.89          16.04       5,462.39
American Funds Global Small Capitalization Investment Division+ (Class 2). 2007          28.01          33.34      66,717.75
                                                                           2008          33.34          15.18      60,337.00
                                                                           2009          15.18          24.01      55,245.60
                                                                           2010          24.01          28.81      65,640.24
                                                                           2011          28.81          22.83      52,057.82
                                                                           2012          22.83          26.45      49,747.37
                                                                           2013          26.45          33.26      47,742.34
                                                                           2014          33.26          33.29      44,505.32
                                                                           2015          33.29          32.72      37,172.46
                                                                           2016          32.72          32.74      36,297.65
American Funds Growth Investment Division+ (Class 2)...................... 2007         138.89         152.93      16,417.04
                                                                           2008         152.93          83.98      14,835.46

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.85 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2009    83.98   114.76    13,657.62
                                                                2010   114.76   133.51    17,941.24
                                                                2011   133.51   125.27    13,126.35
                                                                2012   125.27   144.74    12,739.62
                                                                2013   144.74   184.59    11,411.71
                                                                2014   184.59   196.33     9,939.11
                                                                2015   196.33   205.64     8,695.37
                                                                2016   205.64   220.69     8,182.01
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007   100.96   103.94    16,950.80
                                                                2008   103.94    63.31    13,873.69
                                                                2009    63.31    81.45    12,956.38
                                                                2010    81.45    88.96    18,114.74
                                                                2011    88.96    85.61    14,345.28
                                                                2012    85.61    98.57    13,169.67
                                                                2013    98.57   128.99    11,922.99
                                                                2014   128.99   139.89    10,948.43
                                                                2015   139.89   139.11     8,832.96
                                                                2016   139.11   152.07     7,998.43
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     6.98    87,557.69
                                                                2009     6.98     8.87    41,711.76
                                                                2010     8.87     9.77    92,828.41
                                                                2011     9.77     9.38   107,643.05
                                                                2012     9.38    10.46    93,625.56
                                                                2013    10.46    12.17   102,691.85
                                                                2014    12.17    12.67   101,407.49
                                                                2015    12.67    12.35    77,647.95
                                                                2016    12.35    13.07    65,067.84
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.34   147,345.36
                                                                2009     6.34     8.34   276,752.11
                                                                2010     8.34     9.29   280,633.32
                                                                2011     9.29     8.69   227,683.77
                                                                2012     8.69     9.91   128,836.99
                                                                2013     9.91    12.17   125,164.05
                                                                2014    12.17    12.71   120,012.58
                                                                2015    12.71    12.38    85,871.48
                                                                2016    12.38    13.24    80,339.13
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.66    52,675.94
                                                                2009     7.66     9.28    72,355.31
                                                                2010     9.28    10.01   112,893.27
                                                                2011    10.01     9.84   147,367.31
                                                                2012     9.84    10.71   213,362.17
                                                                2013    10.71    11.94   249,483.31
                                                                2014    11.94    12.43   198,580.31
                                                                2015    12.43    12.12   166,978.35
                                                                2016    12.12    12.73   135,241.23
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.10    11.47    39,211.34
                                                                2013    11.47    10.88    40,591.22
                                                                2014    10.88    11.10    40,042.72
                                                                2015    11.10     9.86    37,273.07
                                                                2016     9.86    10.54    17,004.70
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)...................................................... 2007    16.72    18.06    44,197.05
                                                                2008    18.06     9.88    79,005.37
                                                                2009     9.88    11.83    66,649.39
                                                                2010    11.83    12.41    60,839.58
                                                                2011    12.41     9.73    59,636.67
                                                                2012     9.73    11.40    57,539.03
                                                                2013    11.40    12.88    53,025.11
                                                                2014    12.88    12.22    50,568.75
                                                                2015    12.22    11.74    47,958.17
                                                                2016    11.74    12.11    31,676.46
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)...................................................... 2007    12.66    13.25   386,972.91
                                                                2008    13.25    13.74   275,501.13
                                                                2009    13.74    14.16   270,397.68
                                                                2010    14.16    14.69   274,320.10
                                                                2011    14.69    15.48   292,326.64
                                                                2012    15.48    15.74   293,949.03
                                                                2013    15.74    15.06   279,099.12
                                                                2014    15.06    15.60   243,446.04
                                                                2015    15.60    15.32   234,736.89
                                                                2016    15.32    15.37   215,042.88
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............ 2007    41.77    43.47    54,499.65

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.85 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2008    43.47    41.11    39,516.18
                                                                 2009    41.11    44.06    32,834.42
                                                                 2010    44.06    46.74    30,160.60
                                                                 2011    46.74    48.78    26,212.18
                                                                 2012    48.78    51.37    26,074.81
                                                                 2013    51.37    49.92    32,685.99
                                                                 2014    49.92    52.34    30,114.27
                                                                 2015    52.34    51.56    27,152.56
                                                                 2016    51.56    52.06    22,826.65
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007    25.94    30.16    38,186.68
                                                                 2008    30.16    18.74    37,676.48
                                                                 2009    18.74    25.12    58,160.77
                                                                 2010    25.12    29.46    54,177.76
                                                                 2011    29.46    26.27    56,007.83
                                                                 2012    26.27    29.41    52,734.20
                                                                 2013    29.41    38.67    51,250.94
                                                                 2014    38.67    41.24    51,704.17
                                                                 2015    41.24    42.91    49,331.56
                                                                 2016    42.91    42.06    41,649.48
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007    16.50    16.80     1,642.68
                                                                 2008    16.80     9.07    42,086.33
                                                                 2009     9.07     9.44         0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012     9.92    10.21    28,540.25
                                                                 2013    10.21    11.06    31,361.72
                                                                 2014    11.06    11.50    27,373.49
                                                                 2015    11.50    11.28    26,634.34
                                                                 2016    11.28    11.56    23,957.70
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007    14.12    14.29   130,341.51
                                                                 2008    14.29     9.10   107,190.43
                                                                 2009     9.10     9.92   109,730.76
                                                                 2010     9.92    10.61    91,050.02
                                                                 2011    10.61    10.63    96,897.27
                                                                 2012    10.63    11.89    82,900.31
                                                                 2013    11.89    15.38    79,654.05
                                                                 2014    15.38    16.57    77,384.59
                                                                 2015    16.57    15.26    71,341.07
                                                                 2016    15.26    17.69    64,929.48
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007    20.56    21.15    10,237.43
                                                                 2008    21.15    21.30    35,755.34
                                                                 2009    21.30    20.97    16,458.29
                                                                 2010    20.97    20.58    16,147.09
                                                                 2011    20.58    20.21    15,023.94
                                                                 2012    20.21    19.83    19,766.44
                                                                 2013    19.83    19.47    19,316.56
                                                                 2014    19.47    19.11    17,272.15
                                                                 2015    19.11    18.76    17,876.25
                                                                 2016    18.76    18.44    13,560.26
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007    19.22    16.03   213,683.63
                                                                 2008    16.03     9.18   192,656.00
                                                                 2009     9.18    12.14   165,693.92
                                                                 2010    12.14    13.83   161,281.40
                                                                 2011    13.83    12.82   149,165.50
                                                                 2012    12.82    15.86   146,882.24
                                                                 2013    15.86    16.12   134,540.85
                                                                 2014    16.12    17.92   122,584.89
                                                                 2015    17.92    17.35   110,758.33
                                                                 2016    17.35    17.18    94,322.15
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2007     7.58     7.61    18,448.84
                                                                 2008     7.61     4.55    21,058.19
                                                                 2009     4.55     5.94    19,270.69
                                                                 2010     5.94     7.22    17,724.75
                                                                 2011     7.22     7.32    59,353.57
                                                                 2012     7.32     8.52    55,868.42
                                                                 2013     8.52    12.18    73,458.68
                                                                 2014    12.18    14.21   161,178.39
                                                                 2015    14.21    13.39   152,577.87
                                                                 2016    13.39    13.49   118,668.07
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007)................................. 2007   130.24   159.29     2,823.16
                                                                 2008   159.29    90.69    15,989.43

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.85 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2009    90.69   127.18    14,767.01
                                                                  2010   127.18   136.59    11,694.97
                                                                  2011   136.59   123.97    11,927.68
                                                                  2012   123.97   149.09    12,613.41
                                                                  2013   149.09   188.48    11,531.14
                                                                  2014   188.48   195.99         0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007     9.68     8.94    35,679.58
                                                                  2008     8.94     3.98    20,365.71
                                                                  2009     3.98     5.39    19,028.01
                                                                  2010     5.39     5.68    20,168.70
                                                                  2011     5.68     6.04         0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007    39.12    46.17    15,811.45
                                                                  2008    46.17    24.54    14,508.19
                                                                  2009    24.54    35.91    13,307.36
                                                                  2010    35.91    40.54    11,876.42
                                                                  2011    40.54    38.51    13,552.42
                                                                  2012    38.51    41.84    13,915.50
                                                                  2013    41.84    54.40    12,698.09
                                                                  2014    54.40    59.21    12,023.96
                                                                  2015    59.21    59.64    12,015.34
                                                                  2016    59.64    61.56    11,545.56
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007    19.53    18.95   145,783.34
                                                                  2008    18.95    11.00   133,439.40
                                                                  2009    11.00    16.74   116,903.41
                                                                  2010    16.74    19.13   105,318.31
                                                                  2011    19.13    16.10   102,662.39
                                                                  2012    16.10    20.43    94,226.71
                                                                  2013    20.43    26.17    90,434.52
                                                                  2014    26.17    24.21    89,997.29
                                                                  2015    24.21    22.69    82,919.83
                                                                  2016    22.69    24.09    77,895.93
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012     1.01     1.04    65,357.54
                                                                  2013     1.04     1.04   154,387.27
                                                                  2014     1.04     1.08   190,261.19
                                                                  2015     1.08     1.01   130,117.94
                                                                  2016     1.01     1.11    65,004.97
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007    25.26    25.58   160,955.45
                                                                  2008    25.58    13.19   161,514.70
                                                                  2009    13.19    19.13   127,623.80
                                                                  2010    19.13    23.67   121,194.18
                                                                  2011    23.67    21.69   114,900.12
                                                                  2012    21.69    23.95         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012    23.83    24.42    99,368.27
                                                                  2013    24.42    31.24    88,584.76
                                                                  2014    31.24    33.63    86,358.64
                                                                  2015    33.63    30.05    75,905.23
                                                                  2016    30.05    34.07    63,849.57
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007    14.29    15.58    11,000.38
                                                                  2008    15.58     9.37    13,182.43
                                                                  2009     9.37    12.31    12,098.13
                                                                  2010    12.31    15.25     9,542.78
                                                                  2011    15.25    14.81     5,897.91
                                                                  2012    14.81    17.19    10,910.86
                                                                  2013    17.19    23.66    14,017.03
                                                                  2014    23.66    25.06    12,717.74
                                                                  2015    25.06    24.18    12,652.33
                                                                  2016    24.18    26.45    10,977.23
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007     4.79     5.24    25,032.72
                                                                  2008     5.24     3.26   118,653.55
                                                                  2009     3.26     4.47   136,366.99
                                                                  2010     4.47     4.88   131,867.06
                                                                  2011     4.88     4.81   145,128.63
                                                                  2012     4.81     5.45   223,064.91
                                                                  2013     5.45     7.32   194,249.24
                                                                  2014     7.32     7.81   183,490.96
                                                                  2015     7.81     8.48   162,703.56
                                                                  2016     8.48     8.31   101,162.99
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007     8.91    10.00    41,752.68
                                                                  2008    10.00     5.30    72,395.10
                                                                  2009     5.30     7.49    74,156.09
                                                                  2010     7.49     8.04    66,802.35
                                                                  2011     8.04     7.78    61,198.61

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.85 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2012    7.78    8.74         0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04   273,154.35
                                                                  2013    1.04    1.14   279,535.64
                                                                  2014    1.14    1.19   359,246.17
                                                                  2015    1.19    1.18   354,708.13
                                                                  2016    1.18    1.19   397,412.19
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   14.87   16.30    26,218.96
                                                                  2014   16.30   16.55    24,495.57
                                                                  2015   16.55   16.45    25,802.29
                                                                  2016   16.45   16.92    21,557.26
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.96    14,695.76
                                                                  2009    7.96    9.99    25,571.42
                                                                  2010    9.99   10.96    33,936.61
                                                                  2011   10.96   10.99    51,071.83
                                                                  2012   10.99   12.14    28,965.53
                                                                  2013   12.14   12.65         0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   30.26   33.16    32,070.75
                                                                  2008   33.16   20.81    32,360.95
                                                                  2009   20.81   26.54    27,410.24
                                                                  2010   26.54   33.15    22,587.22
                                                                  2011   33.15   32.65    19,405.16
                                                                  2012   32.65   36.62    15,491.86
                                                                  2013   36.62   50.58    19,129.27
                                                                  2014   50.58   51.39    18,790.82
                                                                  2015   51.39   49.57    15,286.77
                                                                  2016   49.57   57.90    14,162.87
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.59   10.84    13,924.63
                                                                  2008   10.84    6.24    40,879.03
                                                                  2009    6.24    7.95    42,536.27
                                                                  2010    7.95   10.25    38,830.05
                                                                  2011   10.25   10.34    37,833.86
                                                                  2012   10.34   11.26    36,932.42
                                                                  2013   11.26   16.40    34,517.78
                                                                  2014   16.40   16.25    29,735.17
                                                                  2015   16.25   16.18    24,643.93
                                                                  2016   16.18   16.84    14,253.46
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   36.78   33.55    53,625.69
                                                                  2008   33.55   17.74    38,133.17
                                                                  2009   17.74   24.58    33,716.72
                                                                  2010   24.58   27.70    28,757.43
                                                                  2011   27.70   28.96    28,001.57
                                                                  2012   28.96   31.71    27,528.89
                                                                  2013   31.71   42.50    26,511.71
                                                                  2014   42.50   42.42    23,985.78
                                                                  2015   42.42   37.62    22,010.73
                                                                  2016   37.62   45.29    21,291.68
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.73         0.00
                                                                  2012    9.73    9.97       205.51
                                                                  2013    9.97    9.90       992.86
                                                                  2014    9.90    9.83     3,311.41
                                                                  2015    9.83    9.59       323.58
                                                                  2016    9.59    9.70     7,338.42
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007   38.32   39.72    56,594.43
                                                                  2008   39.72   29.26    56,291.54
                                                                  2009   29.26   33.60    51,123.51
                                                                  2010   33.60   36.06    44,881.28
                                                                  2011   36.06   36.67    43,761.65
                                                                  2012   36.67   40.35    41,324.80
                                                                  2013   40.35   47.65    39,425.04
                                                                  2014   47.65   51.58    38,796.75
                                                                  2015   51.58   51.80    38,918.00
                                                                  2016   51.80   54.28    33,310.27
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007   35.59   36.46   131,826.19
                                                                  2008   36.46   21.64   122,233.24
                                                                  2009   21.64   27.97    97,797.37
                                                                  2010   27.97   30.67    89,448.02
                                                                  2011   30.67   28.83    82,194.53
                                                                  2012   28.83   31.87    73,473.62
                                                                  2013   31.87   41.72    65,551.07

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.85 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2014   41.72   45.20      57,204.83
                                                                  2015   45.20   45.32      46,585.88
                                                                  2016   45.32   47.63      43,078.66
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007   67.55   70.74           0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007   70.14   70.53       7,084.23
                                                                  2008   70.53   43.40      19,177.91
                                                                  2009   43.40   50.79      15,111.61
                                                                  2010   50.79   56.07      14,612.40
                                                                  2011   56.07   55.18      16,081.92
                                                                  2012   55.18   61.43      13,953.73
                                                                  2013   61.43   80.98      13,188.78
                                                                  2014   80.98   90.24      11,552.34
                                                                  2015   90.24   92.56      10,599.83
                                                                  2016   92.56   98.39       5,726.81
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011   11.83   10.10      39,482.38
                                                                  2012   10.10   11.58      72,090.65
                                                                  2013   11.58   14.72      44,494.09
                                                                  2014   14.72   15.18      28,881.04
                                                                  2015   15.18   14.61      37,254.83
                                                                  2016   14.61   15.63      20,172.61
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007   12.62   12.79      28,330.13
                                                                  2008   12.79    7.47      52,024.45
                                                                  2009    7.47    9.65      39,251.30
                                                                  2010    9.65   10.96      36,046.40
                                                                  2011   10.96   11.87           0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   10.77   11.16     164,718.99
                                                                  2008   11.16    9.38     249,320.59
                                                                  2009    9.38   11.10     295,834.39
                                                                  2010   11.10   11.99     364,185.87
                                                                  2011   11.99   12.15     247,274.72
                                                                  2012   12.15   13.03     242,659.02
                                                                  2013   13.03   13.33     203,826.24
                                                                  2014   13.33   13.68     147,937.44
                                                                  2015   13.68   13.35     142,469.20
                                                                  2016   13.35   13.70     126,856.70
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.26   11.58     769,427.45
                                                                  2008   11.58    8.91     718,875.03
                                                                  2009    8.91   10.82     689,464.20
                                                                  2010   10.82   11.85     679,504.66
                                                                  2011   11.85   11.76     689,434.95
                                                                  2012   11.76   12.86     593,410.80
                                                                  2013   12.86   14.01     556,247.17
                                                                  2014   14.01   14.43     572,208.09
                                                                  2015   14.43   14.01     537,052.47
                                                                  2016   14.01   14.59     486,268.59
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.76   12.05     763,832.68
                                                                  2008   12.05    8.44     916,612.54
                                                                  2009    8.44   10.48     898,480.54
                                                                  2010   10.48   11.64     871,178.91
                                                                  2011   11.64   11.28     790,039.66
                                                                  2012   11.28   12.53     727,626.16
                                                                  2013   12.53   14.52     711,546.34
                                                                  2014   14.52   14.97     669,450.61
                                                                  2015   14.97   14.51     586,585.54
                                                                  2016   14.51   15.26     545,854.52
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)........................................... 2013   11.36   12.92      17,107.02
                                                                  2014   12.92   12.85           0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   12.26   12.50   1,035,764.98
                                                                  2008   12.50    7.96     944,219.59
                                                                  2009    7.96   10.09     828,754.44
                                                                  2010   10.09   11.36     747,994.99
                                                                  2011   11.36   10.73     607,712.81
                                                                  2012   10.73   12.16     556,135.75
                                                                  2013   12.16   14.83     569,978.87
                                                                  2014   14.83   15.32     540,955.10

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.85 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
                                                                        2015   15.32   14.79   510,781.58
                                                                        2016   14.79   15.70   470,598.51
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    7.01    27,757.88
                                                                        2009    7.01    8.84    29,159.66
                                                                        2010    8.84    9.55    30,054.79
                                                                        2011    9.55    9.21    39,217.91
                                                                        2012    9.21   10.50    24,558.71
                                                                        2013   10.50   11.29         0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.95   10.38    37,065.88
                                                                        2013   10.38   11.66    48,363.40
                                                                        2014   11.66   12.55    80,075.64
                                                                        2015   12.55   11.81    66,080.20
                                                                        2016   11.81   12.57    47,913.76
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.16   16.00   132,264.26
                                                                        2008   16.00    9.99   125,998.49
                                                                        2009    9.99   13.42    95,821.66
                                                                        2010   13.42   16.59    84,207.54
                                                                        2011   16.59   15.93    92,308.98
                                                                        2012   15.93   18.35    90,581.77
                                                                        2013   18.35   23.93    87,357.38
                                                                        2014   23.93   25.66    80,729.51
                                                                        2015   25.66   24.53    72,529.65
                                                                        2016   24.53   28.93    65,879.45
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.12    18,031.07
                                                                        2014    1.12    1.20   105,147.77
                                                                        2015    1.20    1.16   117,552.11
                                                                        2016    1.16    1.19    93,229.85
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   39.85   41.07   171,795.93
                                                                        2008   41.07   25.29   169,992.47
                                                                        2009   25.29   31.26   156,864.49
                                                                        2010   31.26   35.14   147,419.32
                                                                        2011   35.14   35.06   171,126.61
                                                                        2012   35.06   39.72   159,216.78
                                                                        2013   39.72   51.35   139,541.77
                                                                        2014   51.35   57.02   114,775.88
                                                                        2015   57.02   56.48   106,380.25
                                                                        2016   56.48   61.76    97,526.51
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.61   17.36   100,997.39
                                                                        2008   17.36    9.82   106,004.96
                                                                        2009    9.82   12.68    92,087.94
                                                                        2010   12.68   13.87    72,158.50
                                                                        2011   13.87   12.16    62,231.60
                                                                        2012   12.16   13.93    53,131.96
                                                                        2013   13.93   16.31    48,623.59
                                                                        2014   16.31   14.90    42,144.23
                                                                        2015   14.90   14.36    37,316.30
                                                                        2016   14.36   13.98    35,970.16
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   40.96   41.86    22,416.46
                                                                        2008   41.86   31.91    26,643.32
                                                                        2009   31.91   37.05    22,585.73
                                                                        2010   37.05   39.94    32,559.36
                                                                        2011   39.94   40.06    30,280.10
                                                                        2012   40.06   43.76    22,203.89
                                                                        2013   43.76   51.00    21,206.04
                                                                        2014   51.00   54.25    19,940.58
                                                                        2015   54.25   53.04    18,678.15
                                                                        2016   53.04   56.72    23,199.25
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)....................... 2007   14.22   13.40   148,236.20
                                                                        2008   13.40    8.72   102,395.94
                                                                        2009    8.72   10.32    82,838.62
                                                                        2010   10.32   11.26    79,870.58
                                                                        2011   11.26   11.13    83,615.84
                                                                        2012   11.13   12.71    77,151.18
                                                                        2013   12.71   16.89    88,867.08
                                                                        2014   16.89   18.33    81,844.41
                                                                        2015   18.33   17.93    72,005.88
                                                                        2016   17.93   20.08    69,684.44
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))................................. 2007   29.26   29.86    36,516.85
                                                                        2008   29.86   17.85    19,286.63
                                                                        2009   17.85   21.28    17,475.22
                                                                        2010   21.28   23.88    13,723.03
                                                                        2011   23.88   21.94    12,717.08
                                                                        2012   21.94   24.87    14,192.99

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.85 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2013   24.87   27.34         0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)..................................................... 2008    9.99    6.57     2,792.31
                                                                 2009    6.57    8.06     6,100.76
                                                                 2010    8.06    8.79    25,257.28
                                                                 2011    8.79    8.58    12,112.32
                                                                 2012    8.58    9.59     6,355.73
                                                                 2013    9.59   10.49         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2010   12.13   14.04    41,223.63
                                                                 2011   14.04   12.83    34,027.59
                                                                 2012   12.83   13.77    31,315.94
                                                                 2013   13.77   18.79    27,268.46
                                                                 2014   18.79   18.63    23,581.57
                                                                 2015   18.63   17.37    22,388.00
                                                                 2016   17.37   15.61    16,340.51
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))............................................. 2007   18.26   19.38    28,232.01
                                                                 2008   19.38    8.47    38,181.84
                                                                 2009    8.47   11.11    31,711.28
                                                                 2010   11.11   12.01         0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   14.77   16.02   163,313.93
                                                                 2008   16.02    9.09   172,688.21
                                                                 2009    9.09   11.44   159,973.37
                                                                 2010   11.44   12.12   152,113.21
                                                                 2011   12.12   10.40   180,398.85
                                                                 2012   10.40   12.05   176,968.06
                                                                 2013   12.05   14.37   136,873.24
                                                                 2014   14.37   13.22   129,600.27
                                                                 2015   13.22   12.81   126,170.90
                                                                 2016   12.81   12.70   122,990.67
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B).......... 2007   20.71   19.58   100,523.59
                                                                 2008   19.58   11.81    86,090.41
                                                                 2009   11.81   13.08    67,620.04
                                                                 2010   13.08   15.58    65,563.25
                                                                 2011   15.58   16.14    64,459.75
                                                                 2012   16.14   17.38    60,626.93
                                                                 2013   17.38   23.58    57,320.15
                                                                 2014   23.58   23.08    55,376.06
                                                                 2015   23.08   22.74    47,354.51
                                                                 2016   22.74   26.44    40,567.28
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))............ 2007   15.96   15.24    29,761.50
                                                                 2008   15.24    9.23    18,296.07
                                                                 2009    9.23   12.39    19,436.74
                                                                 2010   12.39   14.95    15,581.38
                                                                 2011   14.95   13.90    15,243.07
                                                                 2012   13.90   14.37    12,198.72
                                                                 2013   14.37   15.56         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008).......................................... 2008    9.99    6.54       602.30
                                                                 2009    6.54    8.52     5,169.57
                                                                 2010    8.52    9.01     3,325.29
                                                                 2011    9.01    8.23     3,156.99
                                                                 2012    8.23    9.88     1,369.79
                                                                 2013    9.88   10.48         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........ 2007   18.46   19.26    39,616.94
                                                                 2008   19.26   11.24    58,993.08
                                                                 2009   11.24   15.42    55,937.51
                                                                 2010   15.42   17.55    56,343.88
                                                                 2011   17.55   15.78    60,874.45
                                                                 2012   15.78   18.77    57,462.68
                                                                 2013   18.77   23.42    56,332.95
                                                                 2014   23.42   23.49    53,468.30
                                                                 2015   23.49   23.96    49,244.76
                                                                 2016   23.96   23.58    33,159.00
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014)........................................... 2014    0.99    1.03    54,517.11
                                                                 2015    1.03    0.95    78,022.75
                                                                 2016    0.95    1.04    68,218.88
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................ 2007   10.92   11.87    42,316.60
                                                                 2008   11.87   10.85   158,096.40
                                                                 2009   10.85   12.58   172,066.28
                                                                 2010   12.58   13.30   193,971.91

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.85 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------
                                                                   2011   13.30   14.52   190,819.19
                                                                   2012   14.52   15.55   228,919.55
                                                                   2013   15.55   13.85   183,200.40
                                                                   2014   13.85   13.99   154,952.21
                                                                   2015   13.99   13.30   147,308.66
                                                                   2016   13.30   13.71   118,798.57
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B).................. 2007   12.23   12.92   187,733.26
                                                                   2008   12.92   12.73   138,733.24
                                                                   2009   12.73   14.75   173,517.93
                                                                   2010   14.75   15.66   170,359.73
                                                                   2011   15.66   15.87   168,837.45
                                                                   2012   15.87   17.02   179,548.12
                                                                   2013   17.02   16.39   151,516.07
                                                                   2014   16.39   16.76   132,518.39
                                                                   2015   16.76   16.45   137,315.41
                                                                   2016   16.45   16.57   138,577.43
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012   10.72   10.85     9,190.40
                                                                   2013   10.85   10.17     7,444.31
                                                                   2014   10.17   10.74     8,952.73
                                                                   2015   10.74   10.59    10,356.36
                                                                   2016   10.59   10.53    14,849.80
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)....................................................... 2013   10.21   10.71         0.00
                                                                   2014   10.71   11.43     5,031.27
                                                                   2015   11.43   11.08     8,259.39
                                                                   2016   11.08   11.37     4,489.19
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)......... 2007   17.73   17.10    97,412.29
                                                                   2008   17.10   11.13    79,333.26
                                                                   2009   11.13   13.74    64,534.09
                                                                   2010   13.74   17.07    60,576.27
                                                                   2011   17.07   16.04    63,260.44
                                                                   2012   16.04   18.27    61,719.12
                                                                   2013   18.27   24.79    50,881.97
                                                                   2014   24.79   25.49    47,558.61
                                                                   2015   25.49   23.90    38,662.76
                                                                   2016   23.90   28.38    35,705.84
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012    1.01    1.06    35,337.19
                                                                   2013    1.06    1.15    55,458.31
                                                                   2014    1.15    1.21   102,806.40
                                                                   2015    1.21    1.18   132,909.28
                                                                   2016    1.18    1.22   100,028.34
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)........................................................ 2007   11.09   11.48     1,993.28
                                                                   2008   11.48    8.44     1,263.77
                                                                   2009    8.44   10.35    26,517.02
                                                                   2010   10.35   11.40    26,197.60
                                                                   2011   11.40   11.31    64,333.23
                                                                   2012   11.31   12.53    74,835.87
                                                                   2013   12.53   13.90    78,621.84
                                                                   2014   13.90   14.43    61,527.31
                                                                   2015   14.43   13.89    54,317.18
                                                                   2016   13.89   14.43    46,810.18
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006).......... 2007   11.35   11.76    16,119.87
                                                                   2008   11.76    7.74     3,343.40
                                                                   2009    7.74    9.81     6,822.99
                                                                   2010    9.81   10.99    28,040.12
                                                                   2011   10.99   10.56    30,414.23
                                                                   2012   10.56   11.93    40,538.00
                                                                   2013   11.93   13.82    35,136.81
                                                                   2014   13.82   14.30    89,460.69
                                                                   2015   14.30   13.71    17,092.67
                                                                   2016   13.71   14.39    16,838.43
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007   13.61   14.58    52,982.35
                                                                   2008   14.58    8.30    59,491.81
                                                                   2009    8.30   11.66    46,445.84
                                                                   2010   11.66   13.36    42,190.16
                                                                   2011   13.36   12.94    41,424.25
                                                                   2012   12.94   15.07    45,297.83
                                                                   2013   15.07   20.54    86,860.56
                                                                   2014   20.54   21.94    86,013.48
                                                                   2015   21.94   23.80    77,179.19
                                                                   2016   23.80   23.72    65,122.53
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))........... 2007    4.80    6.20    68,532.97
                                                                   2008    6.20    3.38   130,577.36
                                                                   2009    3.38    5.28   157,682.56

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.85 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2010    5.28    6.62   121,850.30
                                                                 2011    6.62    5.85   150,354.41
                                                                 2012    5.85    6.44   141,684.60
                                                                 2013    6.44    6.72         0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.20    9.47   117,074.17
                                                                 2008    9.47    5.60   133,990.47
                                                                 2009    5.60    7.99   111,852.90
                                                                 2010    7.99   10.02   101,209.47
                                                                 2011   10.02    9.68   118,556.02
                                                                 2012    9.68   10.80   117,483.43
                                                                 2013   10.80   14.48   109,934.09
                                                                 2014   14.48   16.03   106,590.46
                                                                 2015   16.03   16.79   115,442.41
                                                                 2016   16.79   17.50    84,344.36
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   14.09   15.14    15,498.32
                                                                 2008   15.14    9.46    19,507.95
                                                                 2009    9.46   12.88    15,541.86
                                                                 2010   12.88   17.03    41,116.24
                                                                 2011   17.03   16.96    46,691.58
                                                                 2012   16.96   19.30    34,418.58
                                                                 2013   19.30   27.32    34,392.47
                                                                 2014   27.32   28.60    27,404.68
                                                                 2015   28.60   28.77    32,520.87
                                                                 2016   28.77   31.48    30,407.93
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   19.57   19.92   116,242.92
                                                                 2008   19.92   16.58   132,925.11
                                                                 2009   16.58   21.47   121,862.31
                                                                 2010   21.47   23.70   117,221.59
                                                                 2011   23.70   24.62   114,162.53
                                                                 2012   24.62   26.90   112,787.99
                                                                 2013   26.90   26.63   117,114.03
                                                                 2014   26.63   27.52   100,114.91
                                                                 2015   27.52   26.48    91,918.68
                                                                 2016   26.48   28.15   108,850.92
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   17.45   18.25    77,204.80
                                                                 2008   18.25   14.58    70,769.72
                                                                 2009   14.58   19.58    76,881.91
                                                                 2010   19.58   21.71    61,005.86
                                                                 2011   21.71   22.26    58,326.73
                                                                 2012   22.26   24.68    50,135.02
                                                                 2013   24.68   26.16    44,303.48
                                                                 2014   26.16   26.92    51,555.69
                                                                 2015   26.92   25.86    60,061.68
                                                                 2016   25.86   26.60         0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   15.31   15.63   118,123.87
                                                                 2008   15.63   15.27    84,695.57
                                                                 2009   15.27   15.60    83,005.49
                                                                 2010   15.60   16.15    74,942.08
                                                                 2011   16.15   16.69    73,064.82
                                                                 2012   16.69   16.88    64,171.13
                                                                 2013   16.88   16.42    60,914.13
                                                                 2014   16.42   16.53    55,951.95
                                                                 2015   16.53   16.28    48,576.25
                                                                 2016   16.28   16.15    45,372.48





                                                                                         AT 2.10 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          14.54          14.71     108,865.66
                                                                                2008          14.71          13.06     136,815.91
                                                                                2009          13.06          14.40     101,454.36
                                                                                2010          14.40          15.01      78,364.86
                                                                                2011          15.01          15.59      60,348.22
                                                                                2012          15.59          16.09      54,559.79
                                                                                2013          16.09          15.41      45,280.85
                                                                                2014          15.41          15.89      35,114.64
                                                                                2015          15.89          15.60      21,131.35
                                                                                2016          15.60          15.73      17,391.92
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          27.77          33.02     155,236.14

                                                                            AT 2.10 SEPARATE ACCOUNT CHARGE:
                                                                   --------------------------------------------------
                                                                           BEGINNING OF                   NUMBER OF
                                                                               YEAR        END OF YEAR   ACCUMULATION
                                                                           ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                 YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                   2008          33.02          15.02     151,446.97
                                                                   2009          15.02          23.73     133,850.54
                                                                   2010          23.73          28.45     120,731.04
                                                                   2011          28.45          22.52     123,236.33
                                                                   2012          22.52          26.06     116,237.38
                                                                   2013          26.06          32.74     107,648.54
                                                                   2014          32.74          32.74     101,996.41
                                                                   2015          32.74          32.14      87,779.47
                                                                   2016          32.14          32.14      77,546.83
American Funds Growth Investment Division (Class 2)............... 2007         135.81         149.39      59,508.91
                                                                   2008         149.39          81.95      53,584.06
                                                                   2009          81.95         111.88      43,587.75
                                                                   2010         111.88         130.02      39,267.16
                                                                   2011         130.02         121.88      39,507.47
                                                                   2012         121.88         140.69      34,264.41
                                                                   2013         140.69         179.24      31,596.17
                                                                   2014         179.24         190.45      27,086.60
                                                                   2015         190.45         199.28      22,845.50
                                                                   2016         199.28         213.65      20,500.15
American Funds Growth-Income Investment Division (Class 2 )....... 2007          98.72         101.54      59,832.77
                                                                   2008         101.54          61.79      52,677.64
                                                                   2009          61.79          79.41      44,766.37
                                                                   2010          79.41          86.64      42,840.88
                                                                   2011          86.64          83.29      43,369.33
                                                                   2012          83.29          95.81      38,636.02
                                                                   2013          95.81         125.25      37,281.61
                                                                   2014         125.25         135.69      33,099.00
                                                                   2015         135.69         134.81      28,127.35
                                                                   2016         134.81         147.21      24,112.16





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.90 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------
                                                                                  BEGINNING OF                  NUMBER OF
                                                                                          YEAR   END OF YEAR    ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION....................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012).... 2012          10.16          10.47      10,196.92
                                                                           2013          10.47          11.42       8,736.47
                                                                           2014          11.42          12.03           0.00
                                                                           2015          12.03          11.87       1,037.06
                                                                           2016          11.87          12.07           0.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)..................................................... 2014           0.99           1.03           0.00
                                                                           2015           1.03           1.00           0.00
                                                                           2016           1.00           1.00           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............. 2007          14.61          14.79      45,731.95
                                                                           2008          14.79          13.13      13,981.78
                                                                           2009          13.13          14.49       5,972.30
                                                                           2010          14.49          15.11       2,912.11
                                                                           2011          15.11          15.71           0.00
                                                                           2012          15.71          16.21           0.00
                                                                           2013          16.21          15.54           0.00
                                                                           2014          15.54          16.03           0.00
                                                                           2015          16.03          15.75           0.00
                                                                           2016          15.75          15.88           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2). 2007          27.89          33.18      69,803.28
                                                                           2008          33.18          15.10      67,083.02
                                                                           2009          15.10          23.87      57,472.60
                                                                           2010          23.87          28.63      34,470.86
                                                                           2011          28.63          22.68         973.94
                                                                           2012          22.68          26.26         841.21
                                                                           2013          26.26          33.00         829.78
                                                                           2014          33.00          33.01         826.07
                                                                           2015          33.01          32.43         626.18
                                                                           2016          32.43          32.44         185.11
American Funds Growth Investment Division+ (Class 2)...................... 2007         137.31         151.12      28,363.02
                                                                           2008         151.12          82.94      26,111.18
                                                                           2009          82.94         113.28      22,757.03
                                                                           2010         113.28         131.72      11,496.04
                                                                           2011         131.72         123.53         686.28
                                                                           2012         123.53         142.67         593.96
                                                                           2013         142.67         181.85         538.53

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.90 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2014   181.85   193.32       317.99
                                                                2015   193.32   202.39       229.22
                                                                2016   202.39   217.09       187.75
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007    99.81   102.71    30,390.79
                                                                2008   102.71    62.53    26,080.28
                                                                2009    62.53    80.40    23,184.24
                                                                2010    80.40    87.77    11,267.49
                                                                2011    87.77    84.42       256.41
                                                                2012    84.42    97.16       227.26
                                                                2013    97.16   127.08        27.13
                                                                2014   127.08   137.74        25.87
                                                                2015   137.74   136.91         0.00
                                                                2016   136.91   149.58         0.00
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     6.98     6,600.20
                                                                2009     6.98     8.86    27,970.76
                                                                2010     8.86     9.75    82,814.89
                                                                2011     9.75     9.37    17,918.22
                                                                2012     9.37    10.43    11,635.74
                                                                2013    10.43    12.13         0.00
                                                                2014    12.13    12.63       267.54
                                                                2015    12.63    12.30       264.77
                                                                2016    12.30    13.01       261.70
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.33   182,777.63
                                                                2009     6.33     8.33   255,087.71
                                                                2010     8.33     9.28   261,969.60
                                                                2011     9.28     8.67   222,613.88
                                                                2012     8.67     9.88   236,996.52
                                                                2013     9.88    12.13   222,655.78
                                                                2014    12.13    12.66   208,116.97
                                                                2015    12.66    12.33    65,317.14
                                                                2016    12.33    13.18       400.41
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.65   111,165.03
                                                                2009     7.65     9.27   126,901.31
                                                                2010     9.27     9.99   142,554.69
                                                                2011     9.99     9.83   119,127.37
                                                                2012     9.83    10.69   110,369.55
                                                                2013    10.69    11.90    59,694.33
                                                                2014    11.90    12.39    50,579.20
                                                                2015    12.39    12.07     1,860.63
                                                                2016    12.07    12.67       267.72
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.09    11.46    48,698.79
                                                                2013    11.46    10.86    35,322.11
                                                                2014    10.86    11.08     6,320.54
                                                                2015    11.08     9.83     1,158.17
                                                                2016     9.83    10.51         0.00
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)...................................................... 2007    16.59    17.91    51,160.26
                                                                2008    17.91     9.80    68,310.84
                                                                2009     9.80    11.72    56,459.69
                                                                2010    11.72    12.29    51,735.32
                                                                2011    12.29     9.63    41,408.02
                                                                2012     9.63    11.27    32,784.65
                                                                2013    11.27    12.74    13,038.35
                                                                2014    12.74    12.08     3,860.96
                                                                2015    12.08    11.60     1,519.03
                                                                2016    11.60    11.95         0.00
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)...................................................... 2007    12.61    13.19   907,802.70
                                                                2008    13.19    13.67   608,233.65
                                                                2009    13.67    14.08   648,999.95
                                                                2010    14.08    14.61   609,002.36
                                                                2011    14.61    15.38   425,655.66
                                                                2012    15.38    15.63   238,730.78
                                                                2013    15.63    14.95   137,346.23
                                                                2014    14.95    15.47    56,859.53
                                                                2015    15.47    15.19    21,638.11
                                                                2016    15.19    15.23       864.53
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............ 2007    41.28    42.94    35,871.15
                                                                2008    42.94    40.59    30,498.36
                                                                2009    40.59    43.48    31,866.39
                                                                2010    43.48    46.11    32,720.36
                                                                2011    46.11    48.09    21,184.14
                                                                2012    48.09    50.62     9,938.75

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.90 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2013    50.62    49.17     4,670.28
                                                                 2014    49.17    51.53     3,649.51
                                                                 2015    51.53    50.73     1,772.60
                                                                 2016    50.73    51.20     1,540.25
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007    25.79    29.96    37,008.49
                                                                 2008    29.96    18.61    33,890.44
                                                                 2009    18.61    24.93    32,122.93
                                                                 2010    24.93    29.22    27,585.25
                                                                 2011    29.22    26.04    19,213.45
                                                                 2012    26.04    29.15    16,291.91
                                                                 2013    29.15    38.30     9,568.80
                                                                 2014    38.30    40.82     6,676.75
                                                                 2015    40.82    42.46     2,432.01
                                                                 2016    42.46    41.60       145.11
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007    16.41    16.70     2,500.39
                                                                 2008    16.70     9.02     6,693.18
                                                                 2009     9.02     9.38         0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012     9.92    10.21     1,001.18
                                                                 2013    10.21    11.05     5,327.80
                                                                 2014    11.05    11.48    27,050.70
                                                                 2015    11.48    11.25         0.00
                                                                 2016    11.25    11.53         0.00
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007    14.09    14.25   113,845.08
                                                                 2008    14.25     9.07   101,252.36
                                                                 2009     9.07     9.88    88,296.99
                                                                 2010     9.88    10.57    82,995.35
                                                                 2011    10.57    10.58    53,100.64
                                                                 2012    10.58    11.83    35,516.80
                                                                 2013    11.83    15.29    10,577.05
                                                                 2014    15.29    16.46     4,030.50
                                                                 2015    16.46    15.15       883.92
                                                                 2016    15.15    17.56         0.00
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007    20.32    20.90    29,253.00
                                                                 2008    20.90    21.04    75,487.96
                                                                 2009    21.04    20.69    60,834.72
                                                                 2010    20.69    20.30    71,786.02
                                                                 2011    20.30    19.92    91,698.99
                                                                 2012    19.92    19.54    40,429.33
                                                                 2013    19.54    19.18    29,766.69
                                                                 2014    19.18    18.82    14,820.31
                                                                 2015    18.82    18.46    15,080.73
                                                                 2016    18.46    18.13     8,607.06
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007    19.19    16.00   241,237.34
                                                                 2008    16.00     9.15   172,633.24
                                                                 2009     9.15    12.10   165,120.49
                                                                 2010    12.10    13.79   140,931.28
                                                                 2011    13.79    12.77    97,804.00
                                                                 2012    12.77    15.79    56,685.05
                                                                 2013    15.79    16.04    18,095.58
                                                                 2014    16.04    17.83     7,859.36
                                                                 2015    17.83    17.25     4,062.18
                                                                 2016    17.25    17.07       523.17
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2007     7.56     7.59    36,319.74
                                                                 2008     7.59     4.53    29,690.85
                                                                 2009     4.53     5.92    26,507.40
                                                                 2010     5.92     7.19    24,478.31
                                                                 2011     7.19     7.28    32,838.09
                                                                 2012     7.28     8.47    22,047.84
                                                                 2013     8.47    12.10     6,392.41
                                                                 2014    12.10    14.11    48,961.90
                                                                 2015    14.11    13.29    22,159.79
                                                                 2016    13.29    13.39     5,148.43
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007)................................. 2007   128.61   157.25     5,990.05
                                                                 2008   157.25    89.48    17,307.68
                                                                 2009    89.48   125.43    19,058.63
                                                                 2010   125.43   134.63    16,513.69
                                                                 2011   134.63   122.14    12,544.74
                                                                 2012   122.14   146.81     8,229.45
                                                                 2013   146.81   185.51     5,146.69

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.90 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2014   185.51   192.87         0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007     9.65     8.90    39,023.81
                                                                  2008     8.90     3.96    31,015.26
                                                                  2009     3.96     5.37    34,986.48
                                                                  2010     5.37     5.65    32,615.78
                                                                  2011     5.65     6.00         0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007    38.75    45.71    16,192.31
                                                                  2008    45.71    24.29    22,100.15
                                                                  2009    24.29    35.52    17,182.90
                                                                  2010    35.52    40.08    17,155.79
                                                                  2011    40.08    38.05    14,094.02
                                                                  2012    38.05    41.33     8,984.42
                                                                  2013    41.33    53.70     4,311.27
                                                                  2014    53.70    58.42     3,442.69
                                                                  2015    58.42    58.82     2,145.02
                                                                  2016    58.82    60.69         0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007    19.48    18.89   131,198.43
                                                                  2008    18.89    10.96   109,517.92
                                                                  2009    10.96    16.67   119,933.22
                                                                  2010    16.67    19.04   114,999.87
                                                                  2011    19.04    16.02    93,815.40
                                                                  2012    16.02    20.32    71,549.45
                                                                  2013    20.32    26.02    29,524.48
                                                                  2014    26.02    24.05    13,695.59
                                                                  2015    24.05    22.53     7,565.52
                                                                  2016    22.53    23.91         0.00
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012     1.01     1.04   169,199.75
                                                                  2013     1.04     1.04   132,514.14
                                                                  2014     1.04     1.08    49,533.39
                                                                  2015     1.08     1.01         0.00
                                                                  2016     1.01     1.11         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007    25.16    25.47   126,896.17
                                                                  2008    25.47    13.12   117,733.06
                                                                  2009    13.12    19.02   107,911.47
                                                                  2010    19.02    23.53    98,102.55
                                                                  2011    23.53    21.54    68,129.20
                                                                  2012    21.54    23.79         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012    23.67    24.25    35,530.37
                                                                  2013    24.25    31.01    12,864.38
                                                                  2014    31.01    33.36     4,214.84
                                                                  2015    33.36    29.79     2,322.58
                                                                  2016    29.79    33.76     1,939.22
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007    14.26    15.54    22,873.56
                                                                  2008    15.54     9.34    16,307.95
                                                                  2009     9.34    12.26    15,246.90
                                                                  2010    12.26    15.18    13,861.64
                                                                  2011    15.18    14.73     7,758.67
                                                                  2012    14.73    17.09     6,398.56
                                                                  2013    17.09    23.51        37.85
                                                                  2014    23.51    24.89         0.00
                                                                  2015    24.89    24.01         0.00
                                                                  2016    24.01    26.25         0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007     4.77     5.22    82,167.38
                                                                  2008     5.22     3.25   105,862.53
                                                                  2009     3.25     4.45   128,963.43
                                                                  2010     4.45     4.86   125,066.30
                                                                  2011     4.86     4.78   104,116.98
                                                                  2012     4.78     5.42   129,986.73
                                                                  2013     5.42     7.27    53,842.70
                                                                  2014     7.27     7.76    18,050.81
                                                                  2015     7.76     8.41     9,588.85
                                                                  2016     8.41     8.24     5,723.81
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007     8.89     9.97    72,516.09
                                                                  2008     9.97     5.28    75,252.58
                                                                  2009     5.28     7.45    74,881.02
                                                                  2010     7.45     8.00    61,032.50
                                                                  2011     8.00     7.74    52,590.38
                                                                  2012     7.74     8.69         0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012     1.01     1.04   129,992.62
                                                                  2013     1.04     1.13    45,293.03
                                                                  2014     1.13     1.19         0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.90 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2015    1.19    1.18   12,790.29
                                                                  2016    1.18    1.19        0.00
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   14.82   16.23    7,771.43
                                                                  2014   16.23   16.48    3,260.38
                                                                  2015   16.48   16.37      733.71
                                                                  2016   16.37   16.83      981.61
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.95    7,631.00
                                                                  2009    7.95    9.98   12,803.01
                                                                  2010    9.98   10.95   17,998.72
                                                                  2011   10.95   10.97   17,328.70
                                                                  2012   10.97   12.11    9,769.16
                                                                  2013   12.11   12.62        0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   30.07   32.93   26,653.48
                                                                  2008   32.93   20.66   28,044.08
                                                                  2009   20.66   26.34   26,080.49
                                                                  2010   26.34   32.87   19,479.52
                                                                  2011   32.87   32.36   15,495.21
                                                                  2012   32.36   36.28   10,413.51
                                                                  2013   36.28   50.09    3,461.91
                                                                  2014   50.09   50.87    1,492.05
                                                                  2015   50.87   49.04      159.35
                                                                  2016   49.04   57.24        0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.56   10.80   21,790.22
                                                                  2008   10.80    6.22   18,210.43
                                                                  2009    6.22    7.91   18,220.83
                                                                  2010    7.91   10.20   18,996.58
                                                                  2011   10.20   10.28   14,491.55
                                                                  2012   10.28   11.19    6,689.16
                                                                  2013   11.19   16.29    1,001.88
                                                                  2014   16.29   16.14      896.91
                                                                  2015   16.14   16.06      523.30
                                                                  2016   16.06   16.71        0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   36.53   33.30   31,383.57
                                                                  2008   33.30   17.60   25,701.67
                                                                  2009   17.60   24.38   24,533.12
                                                                  2010   24.38   27.45   21,555.96
                                                                  2011   27.45   28.69   10,591.13
                                                                  2012   28.69   31.40    5,893.26
                                                                  2013   31.40   42.06    3,013.17
                                                                  2014   42.06   41.96      593.66
                                                                  2015   41.96   37.19    1,078.57
                                                                  2016   37.19   44.76        0.00
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.73        0.00
                                                                  2012    9.73    9.96      718.70
                                                                  2013    9.96    9.89      717.18
                                                                  2014    9.89    9.81    1,056.05
                                                                  2015    9.81    9.56    1,246.99
                                                                  2016    9.56    9.68        0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007   37.93   39.30   28,777.50
                                                                  2008   39.30   28.93   23,742.95
                                                                  2009   28.93   33.21   27,845.44
                                                                  2010   33.21   35.62   27,980.81
                                                                  2011   35.62   36.21   17,100.28
                                                                  2012   36.21   39.82    3,476.44
                                                                  2013   39.82   47.00    1,516.63
                                                                  2014   47.00   50.85      817.66
                                                                  2015   50.85   51.04      747.69
                                                                  2016   51.04   53.46        0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007   35.38   36.22   88,607.34
                                                                  2008   36.22   21.49   88,036.78
                                                                  2009   21.49   27.76   93,931.28
                                                                  2010   27.76   30.43   76,707.44
                                                                  2011   30.43   28.58   61,723.15
                                                                  2012   28.58   31.58   36,269.31
                                                                  2013   31.58   41.32   15,419.61
                                                                  2014   41.32   44.74    5,375.21
                                                                  2015   44.74   44.84    1,831.28
                                                                  2016   44.84   47.10        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.90 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007   66.76   69.90           0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007   69.31   69.67       4,375.89
                                                                  2008   69.67   42.85       4,554.85
                                                                  2009   42.85   50.12       7,150.95
                                                                  2010   50.12   55.30       6,646.17
                                                                  2011   55.30   54.40       6,227.61
                                                                  2012   54.40   60.53       5,490.83
                                                                  2013   60.53   79.76       4,233.25
                                                                  2014   79.76   88.82       3,900.38
                                                                  2015   88.82   91.07          82.35
                                                                  2016   91.07   96.75           0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011   11.80   10.07      30,722.28
                                                                  2012   10.07   11.53       4,375.56
                                                                  2013   11.53   14.65       1,832.40
                                                                  2014   14.65   15.11           0.00
                                                                  2015   15.11   14.53           0.00
                                                                  2016   14.53   15.54           0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007   12.61   12.77      73,267.32
                                                                  2008   12.77    7.46      32,656.72
                                                                  2009    7.46    9.63      37,661.30
                                                                  2010    9.63   10.93      35,219.52
                                                                  2011   10.93   11.83           0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   10.76   11.15     153,582.42
                                                                  2008   11.15    9.36     174,009.37
                                                                  2009    9.36   11.07     201,900.23
                                                                  2010   11.07   11.96     208,544.25
                                                                  2011   11.96   12.11     238,437.67
                                                                  2012   12.11   12.98     222,599.53
                                                                  2013   12.98   13.28     203,454.69
                                                                  2014   13.28   13.61      69,497.59
                                                                  2015   13.61   13.28           0.00
                                                                  2016   13.28   13.62           0.00
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.25   11.57     373,767.70
                                                                  2008   11.57    8.90     454,564.49
                                                                  2009    8.90   10.80     473,752.58
                                                                  2010   10.80   11.82     452,081.81
                                                                  2011   11.82   11.72     376,381.65
                                                                  2012   11.72   12.81     345,071.47
                                                                  2013   12.81   13.95     234,383.72
                                                                  2014   13.95   14.36      72,723.03
                                                                  2015   14.36   13.94       5,761.00
                                                                  2016   13.94   14.51       3,662.56
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.75   12.03     984,962.91
                                                                  2008   12.03    8.42   1,142,923.75
                                                                  2009    8.42   10.46   1,200,612.88
                                                                  2010   10.46   11.61   1,154,659.46
                                                                  2011   11.61   11.24     957,458.28
                                                                  2012   11.24   12.49     792,478.32
                                                                  2013   12.49   14.45     605,239.73
                                                                  2014   14.45   14.90     278,323.90
                                                                  2015   14.90   14.43      59,510.99
                                                                  2016   14.43   15.17       7,281.48
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)........................................... 2013   11.34   12.88      22,145.67
                                                                  2014   12.88   12.81           0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   12.25   12.48   1,196,141.30
                                                                  2008   12.48    7.95   1,449,190.54
                                                                  2009    7.95   10.07   1,486,827.03
                                                                  2010   10.07   11.33   1,457,889.75
                                                                  2011   11.33   10.70   1,316,678.75
                                                                  2012   10.70   12.11   1,113,869.50
                                                                  2013   12.11   14.77     844,624.06
                                                                  2014   14.77   15.25     342,979.57
                                                                  2015   15.25   14.71      49,269.33
                                                                  2016   14.71   15.61           0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.90 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    7.00    15,870.20
                                                                        2009    7.00    8.84    16,238.36
                                                                        2010    8.84    9.54    16,825.07
                                                                        2011    9.54    9.20    22,126.52
                                                                        2012    9.20   10.48    22,317.25
                                                                        2013   10.48   11.26         0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.95   10.37     6,319.06
                                                                        2013   10.37   11.64    16,703.63
                                                                        2014   11.64   12.52         0.00
                                                                        2015   12.52   11.78         0.00
                                                                        2016   11.78   12.53         0.00
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.11   15.94   195,960.85
                                                                        2008   15.94    9.95   191,507.40
                                                                        2009    9.95   13.35   186,745.18
                                                                        2010   13.35   16.51   164,139.74
                                                                        2011   16.51   15.84   113,987.33
                                                                        2012   15.84   18.24    74,476.81
                                                                        2013   18.24   23.77    28,508.31
                                                                        2014   23.77   25.48    16,574.51
                                                                        2015   25.48   24.34     7,039.35
                                                                        2016   24.34   28.69     1,997.51
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.12    29,655.99
                                                                        2014    1.12    1.20    11,394.19
                                                                        2015    1.20    1.16    11,276.24
                                                                        2016    1.16    1.19    11,145.09
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   39.52   40.70   460,945.12
                                                                        2008   40.70   25.05   457,667.81
                                                                        2009   25.05   30.95   466,043.22
                                                                        2010   30.95   34.77   412,096.86
                                                                        2011   34.77   34.68   308,103.12
                                                                        2012   34.68   39.27   177,531.71
                                                                        2013   39.27   50.75    82,218.37
                                                                        2014   50.75   56.32    35,446.70
                                                                        2015   56.32   55.76    11,924.44
                                                                        2016   55.76   60.94         0.00
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.57   17.30   140,472.71
                                                                        2008   17.30    9.78   157,821.30
                                                                        2009    9.78   12.63   134,187.84
                                                                        2010   12.63   13.80    94,715.71
                                                                        2011   13.80   12.09    64,875.97
                                                                        2012   12.09   13.85    42,370.42
                                                                        2013   13.85   16.20    25,939.86
                                                                        2014   16.20   14.79     9,847.65
                                                                        2015   14.79   14.26     5,489.93
                                                                        2016   14.26   13.87         0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   40.56   41.43    55,843.58
                                                                        2008   41.43   31.56    47,932.74
                                                                        2009   31.56   36.64    45,504.43
                                                                        2010   36.64   39.47    17,454.29
                                                                        2011   39.47   39.56    12,485.29
                                                                        2012   39.56   43.21     7,634.49
                                                                        2013   43.21   50.32     7,742.99
                                                                        2014   50.32   53.50     2,998.77
                                                                        2015   53.50   52.29     2,416.40
                                                                        2016   52.29   55.88       859.44
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)....................... 2007   14.16   13.34   150,943.32
                                                                        2008   13.34    8.67   128,254.05
                                                                        2009    8.67   10.26   102,381.33
                                                                        2010   10.26   11.20    99,328.28
                                                                        2011   11.20   11.06    56,589.83
                                                                        2012   11.06   12.62    19,778.13
                                                                        2013   12.62   16.76    18,173.68
                                                                        2014   16.76   18.18     8,376.83
                                                                        2015   18.18   17.78     1,791.28
                                                                        2016   17.78   19.90         0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))................................. 2007   29.06   29.64    36,435.84
                                                                        2008   29.64   17.71    26,656.72
                                                                        2009   17.71   21.11    25,251.33
                                                                        2010   21.11   23.67    22,020.24
                                                                        2011   23.67   21.74    17,112.56
                                                                        2012   21.74   24.63    15,425.47
                                                                        2013   24.63   27.07         0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.90 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)..................................................... 2008    9.99    6.57     2,867.51
                                                                 2009    6.57    8.05     3,545.72
                                                                 2010    8.05    8.77     6,822.77
                                                                 2011    8.77    8.56     7,339.09
                                                                 2012    8.56    9.57     4,259.23
                                                                 2013    9.57   10.47         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2010   12.05   13.95    35,815.76
                                                                 2011   13.95   12.74    28,497.50
                                                                 2012   12.74   13.66    24,455.64
                                                                 2013   13.66   18.63     4,985.15
                                                                 2014   18.63   18.47     1,920.59
                                                                 2015   18.47   17.21       247.81
                                                                 2016   17.21   15.45         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))............................................. 2007   18.17   19.27    50,530.18
                                                                 2008   19.27    8.42    33,157.54
                                                                 2009    8.42   11.04    35,055.02
                                                                 2010   11.04   11.93         0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   14.71   15.95   354,580.62
                                                                 2008   15.95    9.04   403,025.28
                                                                 2009    9.04   11.38   377,826.43
                                                                 2010   11.38   12.05   332,523.19
                                                                 2011   12.05   10.33   287,636.39
                                                                 2012   10.33   11.96   180,283.34
                                                                 2013   11.96   14.26    90,225.56
                                                                 2014   14.26   13.12    32,286.79
                                                                 2015   13.12   12.70    15,427.67
                                                                 2016   12.70   12.59     3,855.23
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B).......... 2007   20.64   19.50   117,425.03
                                                                 2008   19.50   11.76    90,956.16
                                                                 2009   11.76   13.01    78,427.33
                                                                 2010   13.01   15.50    71,819.20
                                                                 2011   15.50   16.04    37,288.47
                                                                 2012   16.04   17.27    17,454.71
                                                                 2013   17.27   23.42     9,922.36
                                                                 2014   23.42   22.91     1,476.33
                                                                 2015   22.91   22.57         0.00
                                                                 2016   22.57   26.22         0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))............ 2007   15.92   15.20    33,045.39
                                                                 2008   15.20    9.20    28,317.62
                                                                 2009    9.20   12.34    20,880.98
                                                                 2010   12.34   14.88    17,578.79
                                                                 2011   14.88   13.83    12,222.24
                                                                 2012   13.83   14.29     7,105.46
                                                                 2013   14.29   15.47         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008).......................................... 2008    9.99    6.54     1,355.19
                                                                 2009    6.54    8.51     1,867.62
                                                                 2010    8.51    8.99     1,657.67
                                                                 2011    8.99    8.22     2,064.61
                                                                 2012    8.22    9.85       914.81
                                                                 2013    9.85   10.46         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........ 2007   18.37   19.16    59,841.56
                                                                 2008   19.16   11.17    66,571.17
                                                                 2009   11.17   15.32    65,780.18
                                                                 2010   15.32   17.43    60,043.00
                                                                 2011   17.43   15.66    54,762.86
                                                                 2012   15.66   18.62    25,314.02
                                                                 2013   18.62   23.23     6,568.96
                                                                 2014   23.23   23.28     2,933.58
                                                                 2015   23.28   23.74     1,176.65
                                                                 2016   23.74   23.35         0.00
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014)........................................... 2014    0.99    1.03         0.00
                                                                 2015    1.03    0.95    12,057.57
                                                                 2016    0.95    1.04         0.00
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................ 2007   10.90   11.84    25,724.68
                                                                 2008   11.84   10.82   156,654.00
                                                                 2009   10.82   12.53   199,402.13
                                                                 2010   12.53   13.25   173,863.50
                                                                 2011   13.25   14.45    93,195.87

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.90 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------
                                                                   2012   14.45   15.47    81,499.24
                                                                   2013   15.47   13.77    35,222.21
                                                                   2014   13.77   13.91    19,188.81
                                                                   2015   13.91   13.22    10,153.15
                                                                   2016   13.22   13.62     1,107.97
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B).................. 2007   12.20   12.87   340,174.83
                                                                   2008   12.87   12.68   262,254.44
                                                                   2009   12.68   14.69   278,755.04
                                                                   2010   14.69   15.59   287,166.30
                                                                   2011   15.59   15.78   215,060.45
                                                                   2012   15.78   16.92   116,709.73
                                                                   2013   16.92   16.28    38,809.98
                                                                   2014   16.28   16.64    16,577.26
                                                                   2015   16.64   16.33     3,270.82
                                                                   2016   16.33   16.44         0.00
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012   10.71   10.84    15,793.58
                                                                   2013   10.84   10.16         0.00
                                                                   2014   10.16   10.72         0.00
                                                                   2015   10.72   10.56         0.00
                                                                   2016   10.56   10.50         0.00
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)....................................................... 2013   10.21   10.71     3,111.23
                                                                   2014   10.71   11.42         0.00
                                                                   2015   11.42   11.06         0.00
                                                                   2016   11.06   11.35         0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)......... 2007   17.65   17.03   121,059.07
                                                                   2008   17.03   11.08   115,926.73
                                                                   2009   11.08   13.66   112,696.60
                                                                   2010   13.66   16.97    94,942.90
                                                                   2011   16.97   15.93    68,344.22
                                                                   2012   15.93   18.14    44,442.72
                                                                   2013   18.14   24.60    16,265.16
                                                                   2014   24.60   25.29    10,553.14
                                                                   2015   25.29   23.70     3,705.74
                                                                   2016   23.70   28.13         0.00
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012    1.01    1.06    78,452.00
                                                                   2013    1.06    1.15    60,275.52
                                                                   2014    1.15    1.21     9,748.42
                                                                   2015    1.21    1.18         0.00
                                                                   2016    1.18    1.22         0.00
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)........................................................ 2007   11.09   11.46     3,546.22
                                                                   2008   11.46    8.43     5,086.56
                                                                   2009    8.43   10.33     9,215.28
                                                                   2010   10.33   11.37    71,259.10
                                                                   2011   11.37   11.28    74,525.86
                                                                   2012   11.28   12.49    68,749.30
                                                                   2013   12.49   13.84    33,071.05
                                                                   2014   13.84   14.37         0.00
                                                                   2015   14.37   13.82         0.00
                                                                   2016   13.82   14.34         0.00
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006).......... 2007    2.69   11.75     3,536.75
                                                                   2008   11.75    7.73     8,399.08
                                                                   2009    7.73    9.79    14,430.38
                                                                   2010    9.79   10.96    13,232.80
                                                                   2011   10.96   10.53     4,090.64
                                                                   2012   10.53   11.88     3,853.07
                                                                   2013   11.88   13.77     3,645.54
                                                                   2014   13.77   14.23     3,441.11
                                                                   2015   14.23   13.64         0.00
                                                                   2016   13.64   14.31       680.08
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007   13.56   14.52    89,830.48
                                                                   2008   14.52    8.26    75,873.73
                                                                   2009    8.26   11.59    76,806.36
                                                                   2010   11.59   13.28    65,184.74
                                                                   2011   13.28   12.86    44,916.98
                                                                   2012   12.86   14.97    29,339.24
                                                                   2013   14.97   20.38    30,452.80
                                                                   2014   20.38   21.76     9,352.54
                                                                   2015   21.76   23.60     1,001.03
                                                                   2016   23.60   23.51         0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))........... 2007    4.79    6.18   110,778.13
                                                                   2008    6.18    3.37   123,776.39
                                                                   2009    3.37    5.25   152,166.36
                                                                   2010    5.25    6.58   201,702.73

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.90 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2011    6.58    5.82   129,849.26
                                                                 2012    5.82    6.40    95,941.70
                                                                 2013    6.40    6.68         0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.17    9.43   358,391.38
                                                                 2008    9.43    5.57   339,296.29
                                                                 2009    5.57    7.96   296,892.75
                                                                 2010    7.96    9.97   200,238.24
                                                                 2011    9.97    9.62   154,367.10
                                                                 2012    9.62   10.73   103,034.02
                                                                 2013   10.73   14.38    39,639.06
                                                                 2014   14.38   15.92    11,990.00
                                                                 2015   15.92   16.66     2,637.58
                                                                 2016   16.66   17.36         0.00
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   14.02   15.06    88,427.03
                                                                 2008   15.06    9.41    97,497.74
                                                                 2009    9.41   12.80    82,593.13
                                                                 2010   12.80   16.91    41,560.02
                                                                 2011   16.91   16.84    27,898.70
                                                                 2012   16.84   19.15    23,378.94
                                                                 2013   19.15   27.09     9,855.10
                                                                 2014   27.09   28.34     5,559.23
                                                                 2015   28.34   28.50     2,558.49
                                                                 2016   28.50   31.17         0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   19.45   19.79    93,146.89
                                                                 2008   19.79   16.46    65,540.93
                                                                 2009   16.46   21.31    63,239.55
                                                                 2010   21.31   23.51    66,545.80
                                                                 2011   23.51   24.41    45,823.13
                                                                 2012   24.41   26.66    24,468.72
                                                                 2013   26.66   26.37     6,499.39
                                                                 2014   26.37   27.24     2,050.59
                                                                 2015   27.24   26.20       568.47
                                                                 2016   26.20   27.84         0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   17.35   18.14    89,876.49
                                                                 2008   18.14   14.49    81,655.65
                                                                 2009   14.49   19.44    76,694.15
                                                                 2010   19.44   21.55   105,716.88
                                                                 2011   21.55   22.09    75,538.38
                                                                 2012   22.09   24.48    59,428.51
                                                                 2013   24.48   25.93    14,121.56
                                                                 2014   25.93   26.67     4,175.70
                                                                 2015   26.67   25.60         0.00
                                                                 2016   25.60   26.34         0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   15.22   15.53   114,044.86
                                                                 2008   15.53   15.16    80,758.16
                                                                 2009   15.16   15.48    95,813.80
                                                                 2010   15.48   16.02   115,043.54
                                                                 2011   16.02   16.55    62,418.05
                                                                 2012   16.55   16.73    29,395.25
                                                                 2013   16.73   16.27    14,311.98
                                                                 2014   16.27   16.37     9,893.56
                                                                 2015   16.37   16.11     4,443.04
                                                                 2016   16.11   15.97       234.94





                                                                                         AT 2.15 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          14.47          14.63      65,533.52
                                                                                2008          14.63          12.98      61,633.18
                                                                                2009          12.98          14.30      64,796.29
                                                                                2010          14.30          14.90      78,339.43
                                                                                2011          14.90          15.48      45,705.08
                                                                                2012          15.48          15.96      37,536.59
                                                                                2013          15.96          15.28      18,258.65
                                                                                2014          15.28          15.75       7,623.88
                                                                                2015          15.75          15.46       6,614.12
                                                                                2016          15.46          15.57       5,062.85
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          27.65          32.86     210,517.72
                                                                                2008          32.86          14.94     219,837.50

                                                                            AT 2.15 SEPARATE ACCOUNT CHARGE:
                                                                   --------------------------------------------------
                                                                           BEGINNING OF                   NUMBER OF
                                                                               YEAR        END OF YEAR   ACCUMULATION
                                                                           ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                 YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                   2009          14.94          23.59     205,394.06
                                                                   2010          23.59          28.27     179,942.97
                                                                   2011          28.27          22.37     135,671.51
                                                                   2012          22.37          25.87      94,806.63
                                                                   2013          25.87          32.48      40,628.31
                                                                   2014          32.48          32.47      17,539.47
                                                                   2015          32.47          31.86       4,905.12
                                                                   2016          31.86          31.84       1,376.59
American Funds Growth Investment Division (Class 2)............... 2007         134.26         147.62      72,479.89
                                                                   2008         147.62          80.94      74,474.41
                                                                   2009          80.94         110.44      72,056.94
                                                                   2010         110.44         128.29      61,480.91
                                                                   2011         128.29         120.19      44,590.62
                                                                   2012         120.19         138.67      30,307.69
                                                                   2013         138.67         176.57      13,018.56
                                                                   2014         176.57         187.52       6,807.51
                                                                   2015         187.52         196.12       3,668.04
                                                                   2016         196.12         210.16         411.03
American Funds Growth-Income Investment Division (Class 2 )....... 2007          97.60         100.33      67,965.08
                                                                   2008         100.33          61.02      60,995.53
                                                                   2009          61.02          78.38      61,099.94
                                                                   2010          78.38          85.48      54,880.32
                                                                   2011          85.48          82.14      38,087.95
                                                                   2012          82.14          94.44      23,363.24
                                                                   2013          94.44         123.39      12,436.17
                                                                   2014         123.39         133.61       5,114.12
                                                                   2015         133.61         132.67       3,071.36
                                                                   2016         132.67         144.81         712.33





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.95 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------
                                                                                  BEGINNING OF                  NUMBER OF
                                                                                          YEAR   END OF YEAR    ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION....................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012).... 2012          10.16          10.47           0.00
                                                                           2013          10.47          11.41           0.00
                                                                           2014          11.41          12.01           0.00
                                                                           2015          12.01          11.85           0.00
                                                                           2016          11.85          12.04           0.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)..................................................... 2014           0.99           1.03           0.00
                                                                           2015           1.03           1.00           0.00
                                                                           2016           1.00           1.00           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............. 2007          14.54          14.71       8,556.70
                                                                           2008          14.71          13.06       5,627.05
                                                                           2009          13.06          14.40       5,174.78
                                                                           2010          14.40          15.01          68.28
                                                                           2011          15.01          15.59           0.00
                                                                           2012          15.59          16.09           0.00
                                                                           2013          16.09          15.41           0.00
                                                                           2014          15.41          15.89           0.00
                                                                           2015          15.89          15.60           0.00
                                                                           2016          15.60          15.73           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2). 2007          27.77          33.02      31,194.78
                                                                           2008          33.02          15.02      25,007.49
                                                                           2009          15.02          23.73      13,830.25
                                                                           2010          23.73          28.45       2,822.83
                                                                           2011          28.45          22.52           0.00
                                                                           2012          22.52          26.06           0.00
                                                                           2013          26.06          32.74           0.00
                                                                           2014          32.74          32.74           0.00
                                                                           2015          32.74          32.14           0.00
                                                                           2016          32.14          32.14           0.00
American Funds Growth Investment Division+ (Class 2)...................... 2007         135.74         149.32      14,638.88
                                                                           2008         149.32          81.91      11,738.22
                                                                           2009          81.91         111.83       8,661.00
                                                                           2010         111.83         129.96       2,879.17
                                                                           2011         129.96         121.82           0.00
                                                                           2012         121.82         140.62           0.00
                                                                           2013         140.62         179.15           0.00
                                                                           2014         179.15         190.35           0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.95 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2015   190.35   199.18        0.00
                                                                2016   199.18   213.55        0.00
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007    98.68   101.49   17,968.87
                                                                2008   101.49    61.76   14,155.02
                                                                2009    61.76    79.37    8,549.43
                                                                2010    79.37    86.60    1,125.13
                                                                2011    86.60    83.25        0.00
                                                                2012    83.25    95.76        0.00
                                                                2013    95.76   125.19        0.00
                                                                2014   125.19   135.63        0.00
                                                                2015   135.63   134.74        0.00
                                                                2016   134.74   147.14        0.00
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     6.98    4,429.96
                                                                2009     6.98     8.85   21,392.53
                                                                2010     8.85     9.74    4,022.44
                                                                2011     9.74     9.35        0.00
                                                                2012     9.35    10.41        0.00
                                                                2013    10.41    12.10        0.00
                                                                2014    12.10    12.58        0.00
                                                                2015    12.58    12.25        0.00
                                                                2016    12.25    12.96        0.00
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.33    6,318.23
                                                                2009     6.33     8.32    4,927.47
                                                                2010     8.32     9.26    6,828.59
                                                                2011     9.26     8.66        0.00
                                                                2012     8.66     9.86        0.00
                                                                2013     9.86    12.10        0.00
                                                                2014    12.10    12.62        0.00
                                                                2015    12.62    12.28        0.00
                                                                2016    12.28    13.13        0.00
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.65        0.00
                                                                2009     7.65     9.26    2,841.49
                                                                2010     9.26     9.98    2,817.04
                                                                2011     9.98     9.81    2,785.75
                                                                2012     9.81    10.66    2,755.20
                                                                2013    10.66    11.87    2,726.80
                                                                2014    11.87    12.35    2,698.75
                                                                2015    12.35    12.02    2,670.99
                                                                2016    12.02    12.62        0.00
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.09    11.45        0.00
                                                                2013    11.45    10.85        0.00
                                                                2014    10.85    11.06        0.00
                                                                2015    11.06     9.81        0.00
                                                                2016     9.81    10.48        0.00
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)...................................................... 2007    16.46    17.76    3,157.70
                                                                2008    17.76     9.71    3,597.07
                                                                2009     9.71    11.61    3,066.43
                                                                2010    11.61    12.17    3,108.75
                                                                2011    12.17     9.53    2,877.52
                                                                2012     9.53    11.15      359.21
                                                                2013    11.15    12.59        0.00
                                                                2014    12.59    11.94        0.00
                                                                2015    11.94    11.45        0.00
                                                                2016    11.45    11.80        0.00
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)...................................................... 2007    12.56    13.13   40,676.85
                                                                2008    13.13    13.60   29,784.71
                                                                2009    13.60    14.01   21,915.36
                                                                2010    14.01    14.52   34,159.38
                                                                2011    14.52    15.27   20,842.41
                                                                2012    15.27    15.52   11,973.90
                                                                2013    15.52    14.84    2,576.28
                                                                2014    14.84    15.35    2,713.23
                                                                2015    15.35    15.06        0.00
                                                                2016    15.06    15.09        0.00
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............ 2007    40.81    42.42    2,773.60
                                                                2008    42.42    40.08    2,000.10
                                                                2009    40.08    42.91    2,214.04
                                                                2010    42.91    45.48    2,231.78
                                                                2011    45.48    47.42    3,282.15
                                                                2012    47.42    49.88    2,042.85
                                                                2013    49.88    48.43       23.53

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.95 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2014    48.43    50.73        0.00
                                                                 2015    50.73    49.91        0.00
                                                                 2016    49.91    50.35        0.00
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007    25.63    29.77    1,040.52
                                                                 2008    29.77    18.48    5,591.12
                                                                 2009    18.48    24.74    1,465.53
                                                                 2010    24.74    28.98    2,087.78
                                                                 2011    28.98    25.82    1,211.60
                                                                 2012    25.82    28.88      866.78
                                                                 2013    28.88    37.93      807.29
                                                                 2014    37.93    40.41      760.71
                                                                 2015    40.41    42.01      427.68
                                                                 2016    42.01    41.14      427.98
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007    16.33    16.61        0.00
                                                                 2008    16.61     8.96    2,435.38
                                                                 2009     8.96     9.32        0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012     9.91    10.20        0.00
                                                                 2013    10.20    11.03   14,896.50
                                                                 2014    11.03    11.46   14,501.28
                                                                 2015    11.46    11.23   14,314.51
                                                                 2016    11.23    11.50   14,203.18
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007    14.05    14.21    6,612.88
                                                                 2008    14.21     9.04   11,462.13
                                                                 2009     9.04     9.85    6,791.97
                                                                 2010     9.85    10.52    6,785.14
                                                                 2011    10.52    10.53    5,420.96
                                                                 2012    10.53    11.77    2,280.14
                                                                 2013    11.77    15.20        0.00
                                                                 2014    15.20    16.36        0.00
                                                                 2015    16.36    15.05        0.00
                                                                 2016    15.05    17.43        0.00
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007    20.09    20.64        0.00
                                                                 2008    20.64    20.77        0.00
                                                                 2009    20.77    20.42        0.00
                                                                 2010    20.42    20.03        0.00
                                                                 2011    20.03    19.64        0.00
                                                                 2012    19.64    19.26        0.00
                                                                 2013    19.26    18.89        0.00
                                                                 2014    18.89    18.52        0.00
                                                                 2015    18.52    18.17        0.00
                                                                 2016    18.17    17.83        0.00
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007    19.16    15.97   35,776.12
                                                                 2008    15.97     9.13   23,251.06
                                                                 2009     9.13    12.07   23,593.95
                                                                 2010    12.07    13.74   10,412.69
                                                                 2011    13.74    12.72    6,829.78
                                                                 2012    12.72    15.72    1,981.57
                                                                 2013    15.72    15.96      656.59
                                                                 2014    15.96    17.73      654.89
                                                                 2015    17.73    17.15      135.94
                                                                 2016    17.15    16.96      142.65
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2007     7.54     7.56    3,706.47
                                                                 2008     7.56     4.52    4,179.79
                                                                 2009     4.52     5.89    4,032.99
                                                                 2010     5.89     7.15    3,833.31
                                                                 2011     7.15     7.24    7,100.97
                                                                 2012     7.24     8.42    4,482.43
                                                                 2013     8.42    12.02        0.00
                                                                 2014    12.02    14.02        0.00
                                                                 2015    14.02    13.19        0.00
                                                                 2016    13.19    13.28        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007)................................. 2007   127.01   155.23      236.72
                                                                 2008   155.23    88.29    1,814.95
                                                                 2009    88.29   123.70    1,025.61
                                                                 2010   123.70   132.71      561.85
                                                                 2011   132.71   120.33      512.24
                                                                 2012   120.33   144.56      449.33
                                                                 2013   144.56   182.58       94.92
                                                                 2014   182.58   189.80        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.95 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007    9.61    8.87    1,363.74
                                                                  2008    8.87    3.94    1,353.32
                                                                  2009    3.94    5.34    4,783.40
                                                                  2010    5.34    5.62    4,766.42
                                                                  2011    5.62    5.96        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007   38.39   45.27      600.98
                                                                  2008   45.27   24.04      502.35
                                                                  2009   24.04   35.14    2,343.36
                                                                  2010   35.14   39.63      786.82
                                                                  2011   39.63   37.61      943.93
                                                                  2012   37.61   40.82      937.25
                                                                  2013   40.82   53.02      613.59
                                                                  2014   53.02   57.65      296.86
                                                                  2015   57.65   58.01        0.00
                                                                  2016   58.01   59.82        0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007   19.42   18.83    8,376.67
                                                                  2008   18.83   10.92    7,073.66
                                                                  2009   10.92   16.60    8,667.90
                                                                  2010   16.60   18.96    6,963.23
                                                                  2011   18.96   15.94    7,022.42
                                                                  2012   15.94   20.20    3,754.33
                                                                  2013   20.20   25.86      968.57
                                                                  2014   25.86   23.89      552.00
                                                                  2015   23.89   22.37      543.41
                                                                  2016   22.37   23.73      555.03
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04        0.00
                                                                  2013    1.04    1.04        0.00
                                                                  2014    1.04    1.07        0.00
                                                                  2015    1.07    1.01        0.00
                                                                  2016    1.01    1.11        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007   25.05   25.35   13,857.09
                                                                  2008   25.35   13.05   12,288.68
                                                                  2009   13.05   18.92   13,730.02
                                                                  2010   18.92   23.38   11,196.19
                                                                  2011   23.38   21.40   11,493.65
                                                                  2012   21.40   23.63        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012   23.51   24.08    7,270.50
                                                                  2013   24.08   30.77    1,794.39
                                                                  2014   30.77   33.09      266.65
                                                                  2015   33.09   29.53       75.83
                                                                  2016   29.53   33.46       78.87
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007   14.22   15.49    4,352.05
                                                                  2008   15.49    9.30    3,606.96
                                                                  2009    9.30   12.21    4,222.28
                                                                  2010   12.21   15.11    4,088.60
                                                                  2011   15.11   14.66    2,944.17
                                                                  2012   14.66   17.00    2,934.59
                                                                  2013   17.00   23.37      816.44
                                                                  2014   23.37   24.73        0.00
                                                                  2015   24.73   23.84        0.00
                                                                  2016   23.84   26.05        0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007    4.76    5.20    2,392.99
                                                                  2008    5.20    3.23    2,375.26
                                                                  2009    3.23    4.43    2,358.23
                                                                  2010    4.43    4.83    2,350.37
                                                                  2011    4.83    4.75        0.00
                                                                  2012    4.75    5.38    4,980.40
                                                                  2013    5.38    7.22        0.00
                                                                  2014    7.22    7.70        0.00
                                                                  2015    7.70    8.35        0.00
                                                                  2016    8.35    8.18        0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    8.86    9.93    5,294.21
                                                                  2008    9.93    5.26    5,611.30
                                                                  2009    5.26    7.42    7,634.67
                                                                  2010    7.42    7.96    6,549.82
                                                                  2011    7.96    7.70    5,518.67
                                                                  2012    7.70    8.65        0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04        0.00
                                                                  2013    1.04    1.13        0.00
                                                                  2014    1.13    1.19        0.00
                                                                  2015    1.19    1.18        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.95 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2016    1.18    1.19       0.00
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   14.77   16.17       0.00
                                                                  2014   16.17   16.41       0.00
                                                                  2015   16.41   16.29       0.00
                                                                  2016   16.29   16.74       0.00
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.95   5,044.98
                                                                  2009    7.95    9.97   3,262.51
                                                                  2010    9.97   10.93       5.08
                                                                  2011   10.93   10.95       0.00
                                                                  2012   10.95   12.08       0.00
                                                                  2013   12.08   12.59       0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   29.88   32.71   3,184.36
                                                                  2008   32.71   20.51   3,544.72
                                                                  2009   20.51   26.13   2,836.89
                                                                  2010   26.13   32.60   2,506.91
                                                                  2011   32.60   32.08   1,560.38
                                                                  2012   32.08   35.95     800.40
                                                                  2013   35.95   49.60     375.05
                                                                  2014   49.60   50.34       0.00
                                                                  2015   50.34   48.51       0.00
                                                                  2016   48.51   56.60       0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.53   10.77   2,360.96
                                                                  2008   10.77    6.20   2,353.50
                                                                  2009    6.20    7.88   6,086.24
                                                                  2010    7.88   10.15   2,347.44
                                                                  2011   10.15   10.23   1,890.28
                                                                  2012   10.23   11.12       0.00
                                                                  2013   11.12   16.19       0.00
                                                                  2014   16.19   16.03       0.00
                                                                  2015   16.03   15.94       0.00
                                                                  2016   15.94   16.58       0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   36.28   33.06   2,781.48
                                                                  2008   33.06   17.46   2,983.91
                                                                  2009   17.46   24.18   2,232.38
                                                                  2010   24.18   27.21   1,961.54
                                                                  2011   27.21   28.42   1,533.54
                                                                  2012   28.42   31.10     436.33
                                                                  2013   31.10   41.63     337.24
                                                                  2014   41.63   41.51     280.84
                                                                  2015   41.51   36.77       0.00
                                                                  2016   36.77   44.23       0.00
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.73   9,298.29
                                                                  2012    9.73    9.96   9,195.08
                                                                  2013    9.96    9.88       0.00
                                                                  2014    9.88    9.79       0.00
                                                                  2015    9.79    9.54       0.00
                                                                  2016    9.54    9.65       0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007   37.54   38.88   1,555.27
                                                                  2008   38.88   28.61      42.92
                                                                  2009   28.61   32.82      45.44
                                                                  2010   32.82   35.19      49.10
                                                                  2011   35.19   35.75      45.43
                                                                  2012   35.75   39.30       0.00
                                                                  2013   39.30   46.36       0.00
                                                                  2014   46.36   50.14       0.00
                                                                  2015   50.14   50.30       0.00
                                                                  2016   50.30   52.65       0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007   35.16   35.98   6,083.12
                                                                  2008   35.98   21.34   7,539.75
                                                                  2009   21.34   27.55   5,267.11
                                                                  2010   27.55   30.18   8,101.24
                                                                  2011   30.18   28.34   5,112.61
                                                                  2012   28.34   31.29   2,583.09
                                                                  2013   31.29   40.93     521.51
                                                                  2014   40.93   44.29     427.24
                                                                  2015   44.29   44.37     400.97
                                                                  2016   44.37   46.58     397.48

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.95 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007   65.98   69.07         0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007   68.49   68.82       603.94
                                                                  2008   68.82   42.31        89.12
                                                                  2009   42.31   49.46        88.20
                                                                  2010   49.46   54.54        87.94
                                                                  2011   54.54   53.63       359.92
                                                                  2012   53.63   59.64       272.93
                                                                  2013   59.64   78.55       224.59
                                                                  2014   78.55   87.43         0.00
                                                                  2015   87.43   89.60         0.00
                                                                  2016   89.60   95.14         0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011   11.76   10.03         0.00
                                                                  2012   10.03   11.49         0.00
                                                                  2013   11.49   14.59         0.00
                                                                  2014   14.59   15.04         0.00
                                                                  2015   15.04   14.45         0.00
                                                                  2016   14.45   15.44         0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007   12.60   12.76     4,030.40
                                                                  2008   12.76    7.45     9,154.41
                                                                  2009    7.45    9.60     3,962.71
                                                                  2010    9.60   10.90     3,935.14
                                                                  2011   10.90   11.80         0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   10.75   11.13    28,990.88
                                                                  2008   11.13    9.34    12,902.22
                                                                  2009    9.34   11.05    14,688.07
                                                                  2010   11.05   11.92    12,086.59
                                                                  2011   11.92   12.07    11,995.41
                                                                  2012   12.07   12.93     6,184.08
                                                                  2013   12.93   13.22         0.00
                                                                  2014   13.22   13.54         0.00
                                                                  2015   13.54   13.20         0.00
                                                                  2016   13.20   13.54         0.00
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.24   11.55    63,148.46
                                                                  2008   11.55    8.88    57,396.15
                                                                  2009    8.88   10.77    45,917.24
                                                                  2010   10.77   11.78    41,078.37
                                                                  2011   11.78   11.68    40,818.73
                                                                  2012   11.68   12.76    39,824.79
                                                                  2013   12.76   13.89    23,248.55
                                                                  2014   13.89   14.29    21,199.23
                                                                  2015   14.29   13.86     3,183.89
                                                                  2016   13.86   14.42     3,181.66
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.74   12.01    97,717.86
                                                                  2008   12.01    8.41   121,265.95
                                                                  2009    8.41   10.43    63,410.49
                                                                  2010   10.43   11.58    55,578.32
                                                                  2011   11.58   11.20    47,889.21
                                                                  2012   11.20   12.44    44,871.47
                                                                  2013   12.44   14.39    33,396.29
                                                                  2014   14.39   14.83    10,005.06
                                                                  2015   14.83   14.36     4,598.61
                                                                  2016   14.36   15.08     4,372.25
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)........................................... 2013   11.31   12.84         0.00
                                                                  2014   12.84   12.77         0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   12.24   12.47    91,710.88
                                                                  2008   12.47    7.93   135,900.90
                                                                  2009    7.93   10.04   100,187.57
                                                                  2010   10.04   11.30    91,521.14
                                                                  2011   11.30   10.66    90,387.04
                                                                  2012   10.66   12.06    70,425.54
                                                                  2013   12.06   14.71    68,830.38
                                                                  2014   14.71   15.18    43,637.55
                                                                  2015   15.18   14.63         0.00
                                                                  2016   14.63   15.52         0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.95 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    7.00   30,135.30
                                                                        2009    7.00    8.83   23,527.52
                                                                        2010    8.83    9.53   23,401.32
                                                                        2011    9.53    9.18        0.00
                                                                        2012    9.18   10.45        0.00
                                                                        2013   10.45   11.24        0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.94   10.36        0.00
                                                                        2013   10.36   11.62        0.00
                                                                        2014   11.62   12.50        0.00
                                                                        2015   12.50   11.76        0.00
                                                                        2016   11.76   12.49        0.00
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.06   15.88    6,602.43
                                                                        2008   15.88    9.91    9,320.16
                                                                        2009    9.91   13.29   22,517.17
                                                                        2010   13.29   16.42   15,821.37
                                                                        2011   16.42   15.75    9,110.36
                                                                        2012   15.75   18.12    1,865.81
                                                                        2013   18.12   23.61      496.78
                                                                        2014   23.61   25.29      492.14
                                                                        2015   25.29   24.15        0.00
                                                                        2016   24.15   28.46        0.00
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.12        0.00
                                                                        2014    1.12    1.20        0.00
                                                                        2015    1.20    1.16        0.00
                                                                        2016    1.16    1.19        0.00
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   39.19   40.35   16,593.18
                                                                        2008   40.35   24.82   17,180.84
                                                                        2009   24.82   30.65   23,911.63
                                                                        2010   30.65   34.42   23,499.57
                                                                        2011   34.42   34.31   13,420.07
                                                                        2012   34.31   38.83    3,719.20
                                                                        2013   38.83   50.15    1,918.94
                                                                        2014   50.15   55.63    1,555.19
                                                                        2015   55.63   55.05        0.00
                                                                        2016   55.05   60.13        0.00
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.52   17.24    7,505.32
                                                                        2008   17.24    9.74    7,214.85
                                                                        2009    9.74   12.57    7,908.64
                                                                        2010   12.57   13.74    8,798.21
                                                                        2011   13.74   12.03    7,793.39
                                                                        2012   12.03   13.76    4,054.04
                                                                        2013   13.76   16.10    1,168.43
                                                                        2014   16.10   14.69        0.00
                                                                        2015   14.69   14.15        0.00
                                                                        2016   14.15   13.76        0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   40.16   41.00    5,429.37
                                                                        2008   41.00   31.22    1,821.85
                                                                        2009   31.22   36.22    1,381.73
                                                                        2010   36.22   39.01    1,233.88
                                                                        2011   39.01   39.08      711.40
                                                                        2012   39.08   42.65      176.35
                                                                        2013   42.65   49.65       23.46
                                                                        2014   49.65   52.77        0.00
                                                                        2015   52.77   51.54        0.00
                                                                        2016   51.54   55.06        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)....................... 2007   14.11   13.28    1,196.70
                                                                        2008   13.28    8.63    5,035.86
                                                                        2009    8.63   10.21    1,084.11
                                                                        2010   10.21   11.13    1,085.98
                                                                        2011   11.13   10.98      874.08
                                                                        2012   10.98   12.53      272.38
                                                                        2013   12.53   16.64        0.00
                                                                        2014   16.64   18.04        0.00
                                                                        2015   18.04   17.62        0.00
                                                                        2016   17.62   19.72        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))................................. 2007   28.87   29.42    2,211.88
                                                                        2008   29.42   17.57    2,028.32
                                                                        2009   17.57   20.93    1,043.64
                                                                        2010   20.93   23.46      960.75
                                                                        2011   23.46   21.54      960.23
                                                                        2012   21.54   24.39      417.02
                                                                        2013   24.39   26.80        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.95 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)..................................................... 2008    9.99    6.57    5,743.52
                                                                 2009    6.57    8.05        0.00
                                                                 2010    8.05    8.76        4.93
                                                                 2011    8.76    8.55        0.00
                                                                 2012    8.55    9.55        0.00
                                                                 2013    9.55   10.44        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2010   11.97   13.85    4,386.77
                                                                 2011   13.85   12.64    3,557.79
                                                                 2012   12.64   13.55    1,286.75
                                                                 2013   13.55   18.47      835.01
                                                                 2014   18.47   18.30        0.00
                                                                 2015   18.30   17.05        0.00
                                                                 2016   17.05   15.30        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))............................................. 2007   18.08   19.17    4,459.56
                                                                 2008   19.17    8.37    4,482.61
                                                                 2009    8.37   10.97    6,370.06
                                                                 2010   10.97   11.85        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   14.65   15.87   10,212.27
                                                                 2008   15.87    8.99   14,373.62
                                                                 2009    8.99   11.32   37,732.20
                                                                 2010   11.32   11.98   33,466.81
                                                                 2011   11.98   10.26   20,201.54
                                                                 2012   10.26   11.88    2,413.63
                                                                 2013   11.88   14.15      910.18
                                                                 2014   14.15   13.01    1,001.27
                                                                 2015   13.01   12.60        0.00
                                                                 2016   12.60   12.48        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B).......... 2007   20.57   19.43    7,339.58
                                                                 2008   19.43   11.71    3,270.29
                                                                 2009   11.71   12.95    3,356.03
                                                                 2010   12.95   15.42    4,925.75
                                                                 2011   15.42   15.95    2,506.66
                                                                 2012   15.95   17.17      893.91
                                                                 2013   17.17   23.27        0.00
                                                                 2014   23.27   22.75        0.00
                                                                 2015   22.75   22.39        0.00
                                                                 2016   22.39   26.00        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))............ 2007   15.88   15.15      865.71
                                                                 2008   15.15    9.16      860.08
                                                                 2009    9.16   12.29      697.85
                                                                 2010   12.29   14.81      696.53
                                                                 2011   14.81   13.76        0.00
                                                                 2012   13.76   14.21        0.00
                                                                 2013   14.21   15.38        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008).......................................... 2008    9.99    6.54        0.00
                                                                 2009    6.54    8.51        0.00
                                                                 2010    8.51    8.98        3.43
                                                                 2011    8.98    8.20        0.00
                                                                 2012    8.20    9.83        0.00
                                                                 2013    9.83   10.43        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........ 2007   18.28   19.05   12,075.92
                                                                 2008   19.05   11.10   11,275.36
                                                                 2009   11.10   15.22    9,917.50
                                                                 2010   15.22   17.31    9,756.56
                                                                 2011   17.31   15.55    7,789.52
                                                                 2012   15.55   18.48    7,765.69
                                                                 2013   18.48   23.03        0.00
                                                                 2014   23.03   23.07        0.00
                                                                 2015   23.07   23.52        0.00
                                                                 2016   23.52   23.12        0.00
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014)........................................... 2014    0.99    1.03        0.00
                                                                 2015    1.03    0.95        0.00
                                                                 2016    0.95    1.04        0.00
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................ 2007   10.88   11.82    3,051.90
                                                                 2008   11.82   10.79   25,371.95
                                                                 2009   10.79   12.49   18,875.01
                                                                 2010   12.49   13.20   21,254.44
                                                                 2011   13.20   14.39   11,386.99

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.95 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------
                                                                   2012   14.39   15.40   11,123.20
                                                                   2013   15.40   13.70      843.80
                                                                   2014   13.70   13.83      857.18
                                                                   2015   13.83   13.14      903.35
                                                                   2016   13.14   13.53      862.61
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B).................. 2007   12.16   12.83   10,920.01
                                                                   2008   12.83   12.63    9,043.02
                                                                   2009   12.63   14.62    6,701.30
                                                                   2010   14.62   15.51   10,881.60
                                                                   2011   15.51   15.69    8,808.87
                                                                   2012   15.69   16.82    7,450.88
                                                                   2013   16.82   16.18    5,582.65
                                                                   2014   16.18   16.53    5,695.01
                                                                   2015   16.53   16.21    5,661.25
                                                                   2016   16.21   16.31    5,519.71
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012   10.71   10.83        0.00
                                                                   2013   10.83   10.14        0.00
                                                                   2014   10.14   10.70        0.00
                                                                   2015   10.70   10.54        0.00
                                                                   2016   10.54   10.47        0.00
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)....................................................... 2013   10.21   10.71        0.00
                                                                   2014   10.71   11.41        0.00
                                                                   2015   11.41   11.05        0.00
                                                                   2016   11.05   11.33        0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)......... 2007   17.58   16.95    6,460.23
                                                                   2008   16.95   11.02    3,706.08
                                                                   2009   11.02   13.58   10,719.48
                                                                   2010   13.58   16.86    9,522.18
                                                                   2011   16.86   15.83    4,593.59
                                                                   2012   15.83   18.01      448.23
                                                                   2013   18.01   24.41      291.53
                                                                   2014   24.41   25.09      294.98
                                                                   2015   25.09   23.50        0.00
                                                                   2016   23.50   27.87        0.00
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012    1.01    1.06        0.00
                                                                   2013    1.06    1.14        0.00
                                                                   2014    1.14    1.21        0.00
                                                                   2015    1.21    1.18        0.00
                                                                   2016    1.18    1.22        0.00
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)........................................................ 2007   11.08   11.45    1,284.07
                                                                   2008   11.45    8.41    1,764.89
                                                                   2009    8.41   10.31        0.00
                                                                   2010   10.31   11.34        4.19
                                                                   2011   11.34   11.24        0.00
                                                                   2012   11.24   12.44        0.00
                                                                   2013   12.44   13.78        0.00
                                                                   2014   13.78   14.30        0.00
                                                                   2015   14.30   13.75        0.00
                                                                   2016   13.75   14.26        0.00
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006).......... 2007   11.33   11.74        0.00
                                                                   2008   11.74    7.71        0.00
                                                                   2009    7.71    9.77        0.00
                                                                   2010    9.77   10.94        0.00
                                                                   2011   10.94   10.50        0.00
                                                                   2012   10.50   11.84        0.00
                                                                   2013   11.84   13.71        0.00
                                                                   2014   13.71   14.17        0.00
                                                                   2015   14.17   13.57        0.00
                                                                   2016   13.57   14.23        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007   13.50   14.45    5,088.09
                                                                   2008   14.45    8.22    3,195.72
                                                                   2009    8.22   11.53    2,671.40
                                                                   2010   11.53   13.20    2,566.49
                                                                   2011   13.20   12.77    2,459.64
                                                                   2012   12.77   14.86    1,515.71
                                                                   2013   14.86   20.23    2,023.85
                                                                   2014   20.23   21.59      321.48
                                                                   2015   21.59   23.40        0.00
                                                                   2016   23.40   23.30        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))........... 2007    4.77    6.16    2,641.39
                                                                   2008    6.16    3.35   11,033.06
                                                                   2009    3.35    5.23   33,748.95
                                                                   2010    5.23    6.55   13,473.02

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
1.95 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2011    6.55    5.79    7,833.97
                                                                 2012    5.79    6.36    4,231.70
                                                                 2013    6.36    6.64        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.15    9.40    7,527.42
                                                                 2008    9.40    5.55    7,808.99
                                                                 2009    5.55    7.92    7,989.33
                                                                 2010    7.92    9.92   11,005.59
                                                                 2011    9.92    9.57    5,683.38
                                                                 2012    9.57   10.67    5,441.68
                                                                 2013   10.67   14.29    1,636.66
                                                                 2014   14.29   15.81      156.78
                                                                 2015   15.81   16.54      143.74
                                                                 2016   16.54   17.23      145.62
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   13.95   14.98    1,650.75
                                                                 2008   14.98    9.35    1,576.50
                                                                 2009    9.35   12.72    1,554.94
                                                                 2010   12.72   16.80    1,909.33
                                                                 2011   16.80   16.71    1,833.06
                                                                 2012   16.71   19.00    1,339.62
                                                                 2013   19.00   26.86      786.45
                                                                 2014   26.86   28.09       57.94
                                                                 2015   28.09   28.23       55.10
                                                                 2016   28.23   30.86       56.13
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   19.34   19.66    5,110.05
                                                                 2008   19.66   16.35    4,492.72
                                                                 2009   16.35   21.14    3,681.09
                                                                 2010   21.14   23.32    3,066.44
                                                                 2011   23.32   24.21    2,957.12
                                                                 2012   24.21   26.42    2,063.79
                                                                 2013   26.42   26.12        0.00
                                                                 2014   26.12   26.97        0.00
                                                                 2015   26.97   25.92        0.00
                                                                 2016   25.92   27.53      213.82
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   17.26   18.04   11,446.78
                                                                 2008   18.04   14.40    9,528.47
                                                                 2009   14.40   19.31    8,916.10
                                                                 2010   19.31   21.39    9,152.78
                                                                 2011   21.39   21.92    8,553.00
                                                                 2012   21.92   24.27    8,070.23
                                                                 2013   24.27   25.71      234.72
                                                                 2014   25.71   26.43      227.86
                                                                 2015   26.43   25.35      229.80
                                                                 2016   25.35   26.08        0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   15.13   15.43    4,227.20
                                                                 2008   15.43   15.05    8,972.78
                                                                 2009   15.05   15.36    9,251.24
                                                                 2010   15.36   15.89    4,315.07
                                                                 2011   15.89   16.41    3,893.84
                                                                 2012   16.41   16.58    1,273.90
                                                                 2013   16.58   16.11      508.88
                                                                 2014   16.11   16.20      373.00
                                                                 2015   16.20   15.94      375.69
                                                                 2016   15.94   15.79      368.89





                                                                                         AT 2.20 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          14.40          14.55       3,535.61
                                                                                2008          14.55          12.90       3,513.81
                                                                                2009          12.90          14.21       3,294.39
                                                                                2010          14.21          14.80       1,798.56
                                                                                2011          14.80          15.36       1,736.53
                                                                                2012          15.36          15.84       1,685.19
                                                                                2013          15.84          15.16         508.47
                                                                                2014          15.16          15.61           0.00
                                                                                2015          15.61          15.31           0.00
                                                                                2016          15.31          15.42           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          27.53          32.70      14,621.74
                                                                                2008          32.70          14.86      12,731.69

                                                                            AT 2.20 SEPARATE ACCOUNT CHARGE:
                                                                   --------------------------------------------------
                                                                           BEGINNING OF                   NUMBER OF
                                                                               YEAR        END OF YEAR   ACCUMULATION
                                                                           ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                 YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                   2009          14.86          23.46      13,910.72
                                                                   2010          23.46          28.09      11,116.09
                                                                   2011          28.09          22.22       9,663.04
                                                                   2012          22.22          25.68       8,149.50
                                                                   2013          25.68          32.23       2,099.55
                                                                   2014          32.23          32.20         507.66
                                                                   2015          32.20          31.58          74.37
                                                                   2016          31.58          31.54          76.50
American Funds Growth Investment Division (Class 2)............... 2007         132.73         145.86       5,997.42
                                                                   2008         145.86          79.94       5,837.37
                                                                   2009          79.94         109.02       8,038.41
                                                                   2010         109.02         126.57       6,730.36
                                                                   2011         126.57         118.53       5,203.87
                                                                   2012         118.53         136.68       3,107.25
                                                                   2013         136.68         173.95         765.59
                                                                   2014         173.95         184.65         348.30
                                                                   2015         184.65         193.02           0.00
                                                                   2016         193.02         206.73           0.00
American Funds Growth-Income Investment Division (Class 2 )....... 2007          96.49          99.14       4,891.86
                                                                   2008          99.14          60.27       4,698.06
                                                                   2009          60.27          77.38       4,491.44
                                                                   2010          77.38          84.34       4,194.37
                                                                   2011          84.34          81.00       3,550.46
                                                                   2012          81.00          93.08       2,340.53
                                                                   2013          93.08         121.56         336.48
                                                                   2014         121.56         131.56           0.00
                                                                   2015         131.56         130.57           0.00
                                                                   2016         130.57         142.45           0.00





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.00 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                          YEAR   END OF YEAR    ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION....................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012).... 2012          10.15          10.46     389,745.02
                                                                           2013          10.46          11.39     495,711.72
                                                                           2014          11.39          11.99     494,635.79
                                                                           2015          11.99          11.82     500,513.60
                                                                           2016          11.82          12.00     481,320.12
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)..................................................... 2014           0.99           1.03     150,607.06
                                                                           2015           1.03           1.00     134,673.05
                                                                           2016           1.00           1.00      83,842.46
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............. 2007          14.47          14.63         927.95
                                                                           2008          14.63          12.98           0.00
                                                                           2009          12.98          14.30           0.00
                                                                           2010          14.30          14.90           2.15
                                                                           2011          14.90          15.48           0.00
                                                                           2012          15.48          15.96           0.00
                                                                           2013          15.96          15.28           0.00
                                                                           2014          15.28          15.75           0.00
                                                                           2015          15.75          15.46           0.00
                                                                           2016          15.46          15.57           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2). 2007          27.65          32.86       4,490.02
                                                                           2008          32.86          14.94       3,722.91
                                                                           2009          14.94          23.59       3,401.46
                                                                           2010          23.59          28.27       2,989.97
                                                                           2011          28.27          22.37       3,095.31
                                                                           2012          22.37          25.87       3,031.25
                                                                           2013          25.87          32.48       1,972.53
                                                                           2014          32.48          32.47       3,207.16
                                                                           2015          32.47          31.86       2,918.38
                                                                           2016          31.86          31.84       2,290.12
American Funds Growth Investment Division+ (Class 2)...................... 2007         134.20         147.55         915.88
                                                                           2008         147.55          80.90         903.53
                                                                           2009          80.90         110.39         530.85
                                                                           2010         110.39         128.22         502.06
                                                                           2011         128.22         120.13         478.89
                                                                           2012         120.13         138.60         450.48
                                                                           2013         138.60         176.49         486.93
                                                                           2014         176.49         187.43         540.26

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.00 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2015   187.43   196.03       426.90
                                                                2016   196.03   210.06       429.33
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007    97.55   100.28     1,805.14
                                                                2008   100.28    60.99     1,943.98
                                                                2009    60.99    78.35     1,779.02
                                                                2010    78.35    85.44     1,843.67
                                                                2011    85.44    82.10     1,867.05
                                                                2012    82.10    94.39     1,514.50
                                                                2013    94.39   123.33       640.90
                                                                2014   123.33   133.55       402.21
                                                                2015   133.55   132.61       300.48
                                                                2016   132.61   144.74       310.43
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     6.98         0.00
                                                                2009     6.98     8.85    55,486.38
                                                                2010     8.85     9.73   202,898.02
                                                                2011     9.73     9.33   326,943.51
                                                                2012     9.33    10.38   404,437.61
                                                                2013    10.38    12.07   384,437.61
                                                                2014    12.07    12.54   350,749.65
                                                                2015    12.54    12.21   338,226.19
                                                                2016    12.21    12.90   326,184.91
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.33         0.00
                                                                2009     6.33     8.32     8,622.86
                                                                2010     8.32     9.25     8,630.31
                                                                2011     9.25     8.64    11,066.56
                                                                2012     8.64     9.84    11,776.29
                                                                2013     9.84    12.06     7,954.08
                                                                2014    12.06    12.58     7,343.63
                                                                2015    12.58    12.24       417.82
                                                                2016    12.24    13.07     2,089.77
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.65         0.00
                                                                2009     7.65     9.25   152,863.14
                                                                2010     9.25     9.97   482,540.91
                                                                2011     9.97     9.79   544,723.97
                                                                2012     9.79    10.64   530,918.68
                                                                2013    10.64    11.83   495,761.72
                                                                2014    11.83    12.31   480,793.09
                                                                2015    12.31    11.98   455,571.63
                                                                2016    11.98    12.56   466,029.10
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.08    11.44   411,249.44
                                                                2013    11.44    10.83   523,749.14
                                                                2014    10.83    11.04   438,651.90
                                                                2015    11.04     9.79   425,511.08
                                                                2016     9.79    10.45   389,915.92
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)...................................................... 2007    16.33    17.62         0.00
                                                                2008    17.62     9.62         0.00
                                                                2009     9.62    11.50       129.24
                                                                2010    11.50    12.05     1,996.39
                                                                2011    12.05     9.43     3,909.51
                                                                2012     9.43    11.03     8,901.42
                                                                2013    11.03    12.45    10,429.09
                                                                2014    12.45    11.80     2,852.07
                                                                2015    11.80    11.31     2,850.79
                                                                2016    11.31    11.65     2,847.86
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)...................................................... 2007    12.50    13.07     7,336.83
                                                                2008    13.07    13.53     5,187.05
                                                                2009    13.53    13.93    76,417.01
                                                                2010    13.93    14.43   144,999.58
                                                                2011    14.43    15.17   163,276.23
                                                                2012    15.17    15.41   188,468.98
                                                                2013    15.41    14.72   213,602.76
                                                                2014    14.72    15.22   240,748.69
                                                                2015    15.22    14.94   233,181.01
                                                                2016    14.94    14.95   238,274.98
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............ 2007    40.33    41.91       155.30
                                                                2008    41.91    39.57       109.52
                                                                2009    39.57    42.35     1,283.55
                                                                2010    42.35    44.86     6,775.56
                                                                2011    44.86    46.75     7,833.19
                                                                2012    46.75    49.16    14,534.00
                                                                2013    49.16    47.70     9,729.03

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.00 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2014    47.70    49.94    14,266.43
                                                                 2015    49.94    49.11    20,791.47
                                                                 2016    49.11    49.52    20,631.08
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007    25.47    29.57         0.00
                                                                 2008    29.57    18.35       116.68
                                                                 2009    18.35    24.55     3,512.08
                                                                 2010    24.55    28.75    10,939.34
                                                                 2011    28.75    25.60    12,003.14
                                                                 2012    25.60    28.62    12,745.28
                                                                 2013    28.62    37.57    12,878.74
                                                                 2014    37.57    40.01    12,066.97
                                                                 2015    40.01    41.57    13,641.08
                                                                 2016    41.57    40.69    13,622.11
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007    16.25    16.51         0.00
                                                                 2008    16.51     8.91         0.00
                                                                 2009     8.91     9.26         0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012     9.91    10.19   445,113.13
                                                                 2013    10.19    11.02   491,138.05
                                                                 2014    11.02    11.44   485,110.42
                                                                 2015    11.44    11.20   477,003.56
                                                                 2016    11.20    11.46   454,953.72
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007    14.02    14.17       175.04
                                                                 2008    14.17     9.01         0.00
                                                                 2009     9.01     9.81    22,289.55
                                                                 2010     9.81    10.47    81,092.07
                                                                 2011    10.47    10.48    84,733.72
                                                                 2012    10.48    11.70    91,260.55
                                                                 2013    11.70    15.12    89,110.19
                                                                 2014    15.12    16.25    88,073.28
                                                                 2015    16.25    14.95   101,443.69
                                                                 2016    14.95    17.30    87,465.56
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007    19.85    20.39     1,410.41
                                                                 2008    20.39    20.51     1,619.94
                                                                 2009    20.51    20.15     7,206.62
                                                                 2010    20.15    19.75     4,066.50
                                                                 2011    19.75    19.36    20,543.08
                                                                 2012    19.36    18.98    17,843.39
                                                                 2013    18.98    18.60    14,469.83
                                                                 2014    18.60    18.23     3,800.74
                                                                 2015    18.23    17.87     3,555.43
                                                                 2016    17.87    17.54     3,232.29
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007    19.14    15.94     2,373.04
                                                                 2008    15.94     9.11     2,447.36
                                                                 2009     9.11    12.03     3,229.47
                                                                 2010    12.03    13.70     9,742.91
                                                                 2011    13.70    12.68    15,008.90
                                                                 2012    12.68    15.65    22,495.95
                                                                 2013    15.65    15.89    26,559.44
                                                                 2014    15.89    17.64    18,904.98
                                                                 2015    17.64    17.05    24,372.00
                                                                 2016    17.05    16.86    23,610.52
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2007     7.52     7.53         0.00
                                                                 2008     7.53     4.50         0.00
                                                                 2009     4.50     5.86         0.00
                                                                 2010     5.86     7.12     2,721.42
                                                                 2011     7.12     7.20     5,679.72
                                                                 2012     7.20     8.37    13,661.01
                                                                 2013     8.37    11.94    17,930.99
                                                                 2014    11.94    13.92    78,024.57
                                                                 2015    13.92    13.09    85,642.08
                                                                 2016    13.09    13.18    79,832.53
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007)................................. 2007   125.42   153.24       683.80
                                                                 2008   153.24    87.12     1,220.21
                                                                 2009    87.12   121.99     2,816.31
                                                                 2010   121.99   130.81     4,607.47
                                                                 2011   130.81   118.55     4,758.50
                                                                 2012   118.55   142.35     5,623.83
                                                                 2013   142.35   179.70     4,313.77
                                                                 2014   179.70   186.77         0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.00 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007    9.57    8.83           0.00
                                                                  2008    8.83    3.92           0.00
                                                                  2009    3.92    5.31      17,377.34
                                                                  2010    5.31    5.58      21,812.13
                                                                  2011    5.58    5.93           0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007   38.03   44.82           0.00
                                                                  2008   44.82   23.79           0.00
                                                                  2009   23.79   34.76       1,022.59
                                                                  2010   34.76   39.18       6,748.91
                                                                  2011   39.18   37.16       8,392.66
                                                                  2012   37.16   40.32       9,687.96
                                                                  2013   40.32   52.34       6,802.41
                                                                  2014   52.34   56.88       6,507.33
                                                                  2015   56.88   57.21       6,761.73
                                                                  2016   57.21   58.97       6,029.23
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007   19.37   18.78         723.18
                                                                  2008   18.78   10.88         708.83
                                                                  2009   10.88   16.53      15,302.70
                                                                  2010   16.53   18.87      21,365.22
                                                                  2011   18.87   15.86      20,465.85
                                                                  2012   15.86   20.09      26,615.04
                                                                  2013   20.09   25.70      19,131.35
                                                                  2014   25.70   23.73      21,679.07
                                                                  2015   23.73   22.21      22,976.41
                                                                  2016   22.21   23.55      25,153.36
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04   1,136,194.79
                                                                  2013    1.04    1.04   1,963,610.17
                                                                  2014    1.04    1.07   2,005,334.63
                                                                  2015    1.07    1.01   1,905,980.16
                                                                  2016    1.01    1.10   1,779,970.95
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007   24.95   25.23       2,301.50
                                                                  2008   25.23   12.99       2,282.94
                                                                  2009   12.99   18.81       7,337.82
                                                                  2010   18.81   23.24      11,074.71
                                                                  2011   23.24   21.26       8,115.78
                                                                  2012   21.26   23.47           0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012   23.35   23.91       7,157.33
                                                                  2013   23.91   30.54       6,279.81
                                                                  2014   30.54   32.82       6,510.92
                                                                  2015   32.82   29.28       8,916.47
                                                                  2016   29.28   33.15       9,324.68
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007   14.18   15.44           0.00
                                                                  2008   15.44    9.27           0.00
                                                                  2009    9.27   12.16       1,016.09
                                                                  2010   12.16   15.04         970.32
                                                                  2011   15.04   14.58       2,474.75
                                                                  2012   14.58   16.90       1,598.44
                                                                  2013   16.90   23.22       1,779.02
                                                                  2014   23.22   24.57       2,309.14
                                                                  2015   24.57   23.67       2,106.38
                                                                  2016   23.67   25.85       2,494.30
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007    4.74    5.18           0.00
                                                                  2008    5.18    3.22           0.00
                                                                  2009    3.22    4.40         371.66
                                                                  2010    4.40    4.81       5,255.24
                                                                  2011    4.81    4.72       5,947.73
                                                                  2012    4.72    5.35      47,533.84
                                                                  2013    5.35    7.17      12,117.66
                                                                  2014    7.17    7.64      25,760.18
                                                                  2015    7.64    8.28      32,395.29
                                                                  2016    8.28    8.11      27,129.09
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    8.84    9.90           0.00
                                                                  2008    9.90    5.24           0.00
                                                                  2009    5.24    7.39      11,906.65
                                                                  2010    7.39    7.92      17,953.16
                                                                  2011    7.92    7.66       5,906.39
                                                                  2012    7.66    8.60           0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04     502,029.14
                                                                  2013    1.04    1.13   1,415,404.61
                                                                  2014    1.13    1.19   1,706,131.44
                                                                  2015    1.19    1.17   1,893,785.28

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.00 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2016    1.17    1.18   1,719,343.76
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   14.72   16.11      13,535.25
                                                                  2014   16.11   16.34      13,258.97
                                                                  2015   16.34   16.21      13,899.28
                                                                  2016   16.21   16.65      17,651.81
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.95           0.00
                                                                  2009    7.95    9.96       2,330.94
                                                                  2010    9.96   10.92       4,711.25
                                                                  2011   10.92   10.93       5,375.82
                                                                  2012   10.93   12.05       4,656.19
                                                                  2013   12.05   12.56           0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   29.69   32.48           0.00
                                                                  2008   32.48   20.36           0.00
                                                                  2009   20.36   25.93         609.31
                                                                  2010   25.93   32.33         813.35
                                                                  2011   32.33   31.80         814.48
                                                                  2012   31.80   35.61         401.56
                                                                  2013   35.61   49.11         140.26
                                                                  2014   49.11   49.82         343.29
                                                                  2015   49.82   47.99         433.27
                                                                  2016   47.99   55.96         661.06
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.50   10.73           0.00
                                                                  2008   10.73    6.17           0.00
                                                                  2009    6.17    7.85           0.00
                                                                  2010    7.85   10.10           0.00
                                                                  2011   10.10   10.18           0.00
                                                                  2012   10.18   11.06           0.00
                                                                  2013   11.06   16.09           0.00
                                                                  2014   16.09   15.92           0.00
                                                                  2015   15.92   15.82           0.00
                                                                  2016   15.82   16.45           0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   36.03   32.82         259.96
                                                                  2008   32.82   17.32         258.47
                                                                  2009   17.32   23.98       2,425.71
                                                                  2010   23.98   26.97       3,757.01
                                                                  2011   26.97   28.16       5,414.85
                                                                  2012   28.16   30.79       6,183.77
                                                                  2013   30.79   41.20       5,407.06
                                                                  2014   41.20   41.06       4,764.47
                                                                  2015   41.06   36.36       9,593.51
                                                                  2016   36.36   43.71       8,638.04
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.72           0.00
                                                                  2012    9.72    9.95           0.00
                                                                  2013    9.95    9.86      12,418.60
                                                                  2014    9.86    9.77      23,053.66
                                                                  2015    9.77    9.52      19,651.35
                                                                  2016    9.52    9.62      36,510.12
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007   37.16   38.46         435.27
                                                                  2008   38.46   28.29         433.95
                                                                  2009   28.29   32.44         433.38
                                                                  2010   32.44   34.76         434.12
                                                                  2011   34.76   35.30         281.33
                                                                  2012   35.30   38.78          94.75
                                                                  2013   38.78   45.72          33.03
                                                                  2014   45.72   49.43           0.00
                                                                  2015   49.43   49.56           0.00
                                                                  2016   49.56   51.85           0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007   34.95   35.74         363.84
                                                                  2008   35.74   21.19         315.19
                                                                  2009   21.19   27.34         890.68
                                                                  2010   27.34   29.94       4,636.30
                                                                  2011   29.94   28.09       7,041.54
                                                                  2012   28.09   31.01      10,389.07
                                                                  2013   31.01   40.54       9,592.25
                                                                  2014   40.54   43.85       6,767.12
                                                                  2015   43.85   43.90       7,138.98
                                                                  2016   43.90   46.07       8,728.45

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.00 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007   65.21   68.25         0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007   67.68   67.98       210.53
                                                                  2008   67.98   41.77       208.85
                                                                  2009   41.77   48.81       207.20
                                                                  2010   48.81   53.80       206.65
                                                                  2011   53.80   52.87       204.49
                                                                  2012   52.87   58.77       203.20
                                                                  2013   58.77   77.36       202.07
                                                                  2014   77.36   86.06       201.02
                                                                  2015   86.06   88.15       199.97
                                                                  2016   88.15   93.56       198.89
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011   11.72   10.00    13,058.13
                                                                  2012   10.00   11.44    13,656.32
                                                                  2013   11.44   14.53    65,495.39
                                                                  2014   14.53   14.97    60,350.49
                                                                  2015   14.97   14.37    22,741.39
                                                                  2016   14.37   15.35    35,471.02
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007   12.59   12.74     2,994.77
                                                                  2008   12.74    7.43     2,993.70
                                                                  2009    7.43    9.58     3,010.68
                                                                  2010    9.58   10.87     2,998.71
                                                                  2011   10.87   11.76         0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   10.74   11.12         0.00
                                                                  2008   11.12    9.33     2,060.25
                                                                  2009    9.33   11.02    29,871.12
                                                                  2010   11.02   11.89    55,435.55
                                                                  2011   11.89   12.03    81,614.85
                                                                  2012   12.03   12.88   119,014.96
                                                                  2013   12.88   13.16   170,871.35
                                                                  2014   13.16   13.48   171,777.38
                                                                  2015   13.48   13.13   166,829.51
                                                                  2016   13.13   13.46   158,077.53
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.23   11.54    10,049.87
                                                                  2008   11.54    8.86     8,977.60
                                                                  2009    8.86   10.75    26,284.66
                                                                  2010   10.75   11.75   136,779.21
                                                                  2011   11.75   11.64   246,781.03
                                                                  2012   11.64   12.71   247,821.26
                                                                  2013   12.71   13.82   240,199.29
                                                                  2014   13.82   14.22   207,490.15
                                                                  2015   14.22   13.79   151,856.84
                                                                  2016   13.79   14.34   128,285.56
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.73   12.00     6,813.56
                                                                  2008   12.00    8.39     9,625.59
                                                                  2009    8.39   10.41   172,952.20
                                                                  2010   10.41   11.55   648,202.72
                                                                  2011   11.55   11.16   744,956.34
                                                                  2012   11.16   12.39   802,464.46
                                                                  2013   12.39   14.33   828,435.25
                                                                  2014   14.33   14.76   759,130.33
                                                                  2015   14.76   14.28   719,961.09
                                                                  2016   14.28   14.99   634,231.54
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)........................................... 2013   11.28   12.81    29,093.77
                                                                  2014   12.81   12.73         0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   12.23   12.45     7,247.66
                                                                  2008   12.45    7.92       496.93
                                                                  2009    7.92   10.02     8,684.15
                                                                  2010   10.02   11.26    47,115.16
                                                                  2011   11.26   10.62    49,028.51
                                                                  2012   10.62   12.02    49,724.04
                                                                  2013   12.02   14.64    58,939.90
                                                                  2014   14.64   15.10    83,031.34
                                                                  2015   15.10   14.55    60,147.50
                                                                  2016   14.55   15.43    50,522.15

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.00 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    7.00           0.00
                                                                        2009    7.00    8.82      16,136.88
                                                                        2010    8.82    9.52      16,143.26
                                                                        2011    9.52    9.16      18,787.98
                                                                        2012    9.16   10.43      18,048.29
                                                                        2013   10.43   11.21           0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.94   10.36     451,186.98
                                                                        2013   10.36   11.61     708,335.09
                                                                        2014   11.61   12.48     719,682.02
                                                                        2015   12.48   11.73     643,359.81
                                                                        2016   11.73   12.46     590,460.73
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   15.01   15.82       2,262.33
                                                                        2008   15.82    9.86       2,084.08
                                                                        2009    9.86   13.23      15,029.97
                                                                        2010   13.23   16.34      35,100.99
                                                                        2011   16.34   15.66      37,367.51
                                                                        2012   15.66   18.01      39,275.51
                                                                        2013   18.01   23.45      43,416.79
                                                                        2014   23.45   25.11      46,545.40
                                                                        2015   25.11   23.97      48,501.66
                                                                        2016   23.97   28.22      45,865.14
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.12   1,134,924.09
                                                                        2014    1.12    1.20   1,874,008.31
                                                                        2015    1.20    1.16   1,688,062.76
                                                                        2016    1.16    1.18   1,700,311.17
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   38.87   39.99       3,035.45
                                                                        2008   39.99   24.59       2,910.98
                                                                        2009   24.59   30.35      50,848.30
                                                                        2010   30.35   34.06      81,990.42
                                                                        2011   34.06   33.94      89,053.88
                                                                        2012   33.94   38.39      89,252.21
                                                                        2013   38.39   49.56      88,088.64
                                                                        2014   49.56   54.95      86,571.53
                                                                        2015   54.95   54.35      83,798.87
                                                                        2016   54.35   59.34      82,769.87
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.47   17.18           0.00
                                                                        2008   17.18    9.70           0.00
                                                                        2009    9.70   12.52       2,427.29
                                                                        2010   12.52   13.67       3,535.41
                                                                        2011   13.67   11.96       2,050.25
                                                                        2012   11.96   13.68       1,826.68
                                                                        2013   13.68   16.00       3,681.76
                                                                        2014   16.00   14.59       3,810.49
                                                                        2015   14.59   14.05       6,018.31
                                                                        2016   14.05   13.65       5,985.63
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   39.77   40.58       1,165.26
                                                                        2008   40.58   30.88       1,164.61
                                                                        2009   30.88   35.81         331.63
                                                                        2010   35.81   38.55       1,954.75
                                                                        2011   38.55   38.60       2,201.40
                                                                        2012   38.60   42.11       2,148.45
                                                                        2013   42.11   49.00       1,870.90
                                                                        2014   49.00   52.04       1,804.30
                                                                        2015   52.04   50.81       1,292.28
                                                                        2016   50.81   54.25       1,194.39
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)....................... 2007   14.05   13.22           0.00
                                                                        2008   13.22    8.59           0.00
                                                                        2009    8.59   10.15       6,610.67
                                                                        2010   10.15   11.06      20,206.39
                                                                        2011   11.06   10.91      19,147.06
                                                                        2012   10.91   12.44      17,820.26
                                                                        2013   12.44   16.51      20,446.47
                                                                        2014   16.51   17.89      20,876.37
                                                                        2015   17.89   17.47      28,785.44
                                                                        2016   17.47   19.54      31,964.19
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))................................. 2007   28.67   29.21           0.00
                                                                        2008   29.21   17.43           0.00
                                                                        2009   17.43   20.76           0.00
                                                                        2010   20.76   23.25           0.00
                                                                        2011   23.25   21.34           0.00
                                                                        2012   21.34   24.15           0.00
                                                                        2013   24.15   26.54           0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.00 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)..................................................... 2008    9.99    6.57         0.00
                                                                 2009    6.57    8.04     2,284.00
                                                                 2010    8.04    8.75     5,053.40
                                                                 2011    8.75    8.53     5,287.67
                                                                 2012    8.53    9.53     4,813.96
                                                                 2013    9.53   10.41         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2010   11.89   13.76     3,221.48
                                                                 2011   13.76   12.55     6,725.96
                                                                 2012   12.55   13.44    17,533.82
                                                                 2013   13.44   18.32     8,787.56
                                                                 2014   18.32   18.14     4,178.01
                                                                 2015   18.14   16.89     4,903.05
                                                                 2016   16.89   15.15     6,346.12
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))............................................. 2007   17.99   19.06       328.77
                                                                 2008   19.06    8.32       424.10
                                                                 2009    8.32   10.90     2,090.20
                                                                 2010   10.90   11.77         0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   14.59   15.80     1,546.11
                                                                 2008   15.80    8.95     1,505.84
                                                                 2009    8.95   11.25    39,736.44
                                                                 2010   11.25   11.91    65,798.14
                                                                 2011   11.91   10.19    78,802.45
                                                                 2012   10.19   11.79    86,918.88
                                                                 2013   11.79   14.05    92,866.43
                                                                 2014   14.05   12.91   100,645.53
                                                                 2015   12.91   12.49    99,715.87
                                                                 2016   12.49   12.36   108,085.07
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B).......... 2007   20.51   19.36     1,656.74
                                                                 2008   19.36   11.66     1,653.87
                                                                 2009   11.66   12.89         0.00
                                                                 2010   12.89   15.33         2.04
                                                                 2011   15.33   15.86         0.00
                                                                 2012   15.86   17.06        42.73
                                                                 2013   17.06   23.11     1,998.10
                                                                 2014   23.11   22.58     1,674.42
                                                                 2015   22.58   22.22     1,743.82
                                                                 2016   22.22   25.79     3,208.74
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))............ 2007   15.84   15.10         0.00
                                                                 2008   15.10    9.13         0.00
                                                                 2009    9.13   12.24         0.00
                                                                 2010   12.24   14.74       715.42
                                                                 2011   14.74   13.69     2,526.00
                                                                 2012   13.69   14.13     2,742.30
                                                                 2013   14.13   15.29         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008).......................................... 2008    9.99    6.54         0.00
                                                                 2009    6.54    8.50     8,243.08
                                                                 2010    8.50    8.97    33,858.63
                                                                 2011    8.97    8.19    35,481.54
                                                                 2012    8.19    9.81    35,223.85
                                                                 2013    9.81   10.40         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........ 2007   18.19   18.95       254.82
                                                                 2008   18.95   11.04       254.05
                                                                 2009   11.04   15.13     1,426.53
                                                                 2010   15.13   17.19     4,594.07
                                                                 2011   17.19   15.43     5,402.49
                                                                 2012   15.43   18.33     5,920.40
                                                                 2013   18.33   22.84    24,027.45
                                                                 2014   22.84   22.87    23,278.37
                                                                 2015   22.87   23.30    26,377.63
                                                                 2016   23.30   22.89    22,797.14
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014)........................................... 2014    0.99    1.03    42,710.22
                                                                 2015    1.03    0.95   264,665.31
                                                                 2016    0.95    1.04   108,205.29
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................ 2007   10.86   11.79    12,557.21
                                                                 2008   11.79   10.76     9,089.55
                                                                 2009   10.76   12.45    21,182.78
                                                                 2010   12.45   13.15    50,445.66
                                                                 2011   13.15   14.33    67,883.43

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.00 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------
                                                                   2012   14.33   15.33      74,662.29
                                                                   2013   15.33   13.63      66,592.62
                                                                   2014   13.63   13.75      58,579.15
                                                                   2015   13.75   13.05      61,363.36
                                                                   2016   13.05   13.43      62,140.12
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B).................. 2007   12.13   12.78       4,933.48
                                                                   2008   12.78   12.58       5,952.41
                                                                   2009   12.58   14.56      48,378.06
                                                                   2010   14.56   15.43      85,239.29
                                                                   2011   15.43   15.61      83,164.88
                                                                   2012   15.61   16.72     116,288.90
                                                                   2013   16.72   16.07     102,304.96
                                                                   2014   16.07   16.41      94,431.18
                                                                   2015   16.41   16.09      79,605.34
                                                                   2016   16.09   16.18      75,992.27
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012   10.70   10.82     189,666.22
                                                                   2013   10.82   10.13     226,525.89
                                                                   2014   10.13   10.68     208,761.19
                                                                   2015   10.68   10.51     208,707.46
                                                                   2016   10.51   10.44     213,893.47
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)....................................................... 2013   10.21   10.70      10,802.22
                                                                   2014   10.70   11.40      20,156.94
                                                                   2015   11.40   11.03      34,302.57
                                                                   2016   11.03   11.31      36,184.37
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)......... 2007   17.51   16.87         428.25
                                                                   2008   16.87   10.97         324.41
                                                                   2009   10.97   13.51      11,178.11
                                                                   2010   13.51   16.76      21,215.53
                                                                   2011   16.76   15.72      22,062.84
                                                                   2012   15.72   17.89      24,341.93
                                                                   2013   17.89   24.23      27,338.98
                                                                   2014   24.23   24.88      28,355.23
                                                                   2015   24.88   23.30      29,849.92
                                                                   2016   23.30   27.62      30,731.74
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012    1.01    1.06     535,553.65
                                                                   2013    1.06    1.14   1,184,569.04
                                                                   2014    1.14    1.21   1,244,394.86
                                                                   2015    1.21    1.17   1,197,927.75
                                                                   2016    1.17    1.21   1,009,712.38
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)........................................................ 2007   11.07   11.44           0.00
                                                                   2008   11.44    8.40           0.00
                                                                   2009    8.40   10.28       2,753.71
                                                                   2010   10.28   11.32      52,081.98
                                                                   2011   11.32   11.21      92,818.79
                                                                   2012   11.21   12.40      88,982.96
                                                                   2013   12.40   13.72      88,363.13
                                                                   2014   13.72   14.23      86,911.99
                                                                   2015   14.23   13.68      85,654.28
                                                                   2016   13.68   14.18      76,317.29
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006).......... 2007   11.33   11.72           0.00
                                                                   2008   11.72    7.70           0.00
                                                                   2009    7.70    9.75           0.00
                                                                   2010    9.75   10.91           0.00
                                                                   2011   10.91   10.46           0.00
                                                                   2012   10.46   11.80           0.00
                                                                   2013   11.80   13.65         608.38
                                                                   2014   13.65   14.10         608.38
                                                                   2015   14.10   13.50         608.38
                                                                   2016   13.50   14.15         608.38
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007   13.45   14.38           0.00
                                                                   2008   14.38    8.17           0.00
                                                                   2009    8.17   11.46           0.00
                                                                   2010   11.46   13.12           1.16
                                                                   2011   13.12   12.69           0.00
                                                                   2012   12.69   14.76           0.00
                                                                   2013   14.76   20.08      11,307.31
                                                                   2014   20.08   21.41      11,805.72
                                                                   2015   21.41   23.20      19,145.07
                                                                   2016   23.20   23.09      23,811.54
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))........... 2007    4.76    6.14           0.00
                                                                   2008    6.14    3.34           0.00
                                                                   2009    3.34    5.21       5,553.38
                                                                   2010    5.21    6.52      40,225.53

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.00 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2011    6.52    5.76   40,957.47
                                                                 2012    5.76    6.33   42,253.02
                                                                 2013    6.33    6.60        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.12    9.37        0.00
                                                                 2008    9.37    5.53        0.00
                                                                 2009    5.53    7.89   30,458.22
                                                                 2010    7.89    9.87   40,912.13
                                                                 2011    9.87    9.52   20,934.05
                                                                 2012    9.52   10.61   27,944.03
                                                                 2013   10.61   14.20   23,912.72
                                                                 2014   14.20   15.70   30,895.51
                                                                 2015   15.70   16.41   44,795.36
                                                                 2016   16.41   17.09   46,235.71
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   13.88   14.90        0.00
                                                                 2008   14.90    9.30        0.00
                                                                 2009    9.30   12.64      452.70
                                                                 2010   12.64   16.68    2,151.25
                                                                 2011   16.68   16.59    2,713.53
                                                                 2012   16.59   18.85    4,457.17
                                                                 2013   18.85   26.64    5,851.42
                                                                 2014   26.64   27.84    8,674.11
                                                                 2015   27.84   27.96   10,736.80
                                                                 2016   27.96   30.56   11,327.15
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   19.22   19.53      329.08
                                                                 2008   19.53   16.23      257.63
                                                                 2009   16.23   20.98      230.11
                                                                 2010   20.98   23.13      211.46
                                                                 2011   23.13   24.00      194.29
                                                                 2012   24.00   26.18      183.97
                                                                 2013   26.18   25.87       90.75
                                                                 2014   25.87   26.70      160.20
                                                                 2015   26.70   25.65      141.24
                                                                 2016   25.65   27.23   21,216.89
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   17.17   17.93    1,833.31
                                                                 2008   17.93   14.30    1,776.20
                                                                 2009   14.30   19.18      746.78
                                                                 2010   19.18   21.24   12,519.93
                                                                 2011   21.24   21.75   11,851.59
                                                                 2012   21.75   24.07   11,879.54
                                                                 2013   24.07   25.48   10,797.26
                                                                 2014   25.48   26.18   15,904.62
                                                                 2015   26.18   25.10   20,378.56
                                                                 2016   25.10   25.82        0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   15.03   15.33    1,240.53
                                                                 2008   15.33   14.94    1,100.25
                                                                 2009   14.94   15.25    2,409.17
                                                                 2010   15.25   15.76    4,269.29
                                                                 2011   15.76   16.27   11,190.07
                                                                 2012   16.27   16.43   11,912.43
                                                                 2013   16.43   15.96   12,417.10
                                                                 2014   15.96   16.04   11,953.63
                                                                 2015   16.04   15.77    7,773.98
                                                                 2016   15.77   15.62    7,874.83





                                                                                         AT 2.25 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          14.33          14.47         761.09
                                                                                2008          14.47          12.83         330.55
                                                                                2009          12.83          14.12         333.90
                                                                                2010          14.12          14.70         329.56
                                                                                2011          14.70          15.25         301.01
                                                                                2012          15.25          15.71         302.50
                                                                                2013          15.71          15.03           0.00
                                                                                2014          15.03          15.47           0.00
                                                                                2015          15.47          15.17           0.00
                                                                                2016          15.17          15.27           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          27.41          32.54         287.37
                                                                                2008          32.54          14.78         300.11

                                                                            AT 2.25 SEPARATE ACCOUNT CHARGE:
                                                                   --------------------------------------------------
                                                                           BEGINNING OF                   NUMBER OF
                                                                               YEAR        END OF YEAR   ACCUMULATION
                                                                           ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                 YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                   2009          14.78          23.32      11,587.99
                                                                   2010          23.32          27.91      29,311.12
                                                                   2011          27.91          22.07      26,995.71
                                                                   2012          22.07          25.50      30,240.57
                                                                   2013          25.50          31.98      21,508.26
                                                                   2014          31.98          31.93      22,326.76
                                                                   2015          31.93          31.30      26,181.32
                                                                   2016          31.30          31.25      24,457.53
American Funds Growth Investment Division (Class 2)............... 2007         131.22         144.13         572.15
                                                                   2008         144.13          78.95         554.82
                                                                   2009          78.95         107.61          23.60
                                                                   2010         107.61         124.88         202.32
                                                                   2011         124.88         116.88         201.69
                                                                   2012         116.88         134.72         201.65
                                                                   2013         134.72         171.37         201.62
                                                                   2014         171.37         181.82         201.60
                                                                   2015         181.82         189.96          12.42
                                                                   2016         189.96         203.36          12.39
American Funds Growth-Income Investment Division (Class 2 )....... 2007          95.39          97.96         505.03
                                                                   2008          97.96          59.52         482.45
                                                                   2009          59.52          76.38       2,361.48
                                                                   2010          76.38          83.21       8,412.90
                                                                   2011          83.21          79.88      10,785.27
                                                                   2012          79.88          91.74      10,548.30
                                                                   2013          91.74         119.76      10,978.64
                                                                   2014         119.76         129.55      11,079.01
                                                                   2015         129.55         128.51      11,347.45
                                                                   2016         128.51         140.12      11,660.06





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.05 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------
                                                                                  BEGINNING OF                  NUMBER OF
                                                                                          YEAR   END OF YEAR    ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION....................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012).... 2012          10.15          10.45           0.00
                                                                           2013          10.45          11.38       3,396.26
                                                                           2014          11.38          11.97       1,022.50
                                                                           2015          11.97          11.79         976.82
                                                                           2016          11.79          11.97         978.09
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)..................................................... 2014           0.99           1.03           0.00
                                                                           2015           1.03           1.00           0.00
                                                                           2016           1.00           1.00           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............. 2007          14.40          14.55       4,011.12
                                                                           2008          14.55          12.90         913.11
                                                                           2009          12.90          14.21         486.51
                                                                           2010          14.21          14.80         519.26
                                                                           2011          14.80          15.36           0.00
                                                                           2012          15.36          15.84           0.00
                                                                           2013          15.84          15.16           0.00
                                                                           2014          15.16          15.61           0.00
                                                                           2015          15.61          15.31           0.00
                                                                           2016          15.31          15.42           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2). 2007          27.53          32.70      29,940.68
                                                                           2008          32.70          14.86      25,691.36
                                                                           2009          14.86          23.46      21,891.63
                                                                           2010          23.46          28.09       6,617.37
                                                                           2011          28.09          22.22           0.00
                                                                           2012          22.22          25.68           0.00
                                                                           2013          25.68          32.23           0.00
                                                                           2014          32.23          32.20           0.00
                                                                           2015          32.20          31.58           0.00
                                                                           2016          31.58          31.54           0.00
American Funds Growth Investment Division+ (Class 2)...................... 2007         132.67         145.79      12,825.58
                                                                           2008         145.79          79.90      11,603.20
                                                                           2009          79.90         108.96      10,154.15
                                                                           2010         108.96         126.51       4,858.70
                                                                           2011         126.51         118.47           0.00
                                                                           2012         118.47         136.61           0.00
                                                                           2013         136.61         173.87           0.00
                                                                           2014         173.87         184.56           0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.05 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2015   184.56   192.92         0.00
                                                                2016   192.92   206.63         0.00
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007    96.44    99.09    16,481.01
                                                                2008    99.09    60.24    12,475.20
                                                                2009    60.24    77.34    10,442.52
                                                                2010    77.34    84.30     6,397.61
                                                                2011    84.30    80.96         0.00
                                                                2012    80.96    93.04         0.00
                                                                2013    93.04   121.50         0.00
                                                                2014   121.50   131.50         0.00
                                                                2015   131.50   130.51         0.00
                                                                2016   130.51   142.38         0.00
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     6.98    14,029.64
                                                                2009     6.98     8.84    31,732.05
                                                                2010     8.84     9.71    26,819.10
                                                                2011     9.71     9.31    56,539.18
                                                                2012     9.31    10.36    45,063.35
                                                                2013    10.36    12.03    37,211.38
                                                                2014    12.03    12.50     8,179.15
                                                                2015    12.50    12.16    15,084.02
                                                                2016    12.16    12.84    19,415.17
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.33    19,717.64
                                                                2009     6.33     8.31    37,579.19
                                                                2010     8.31     9.24    60,944.28
                                                                2011     9.24     8.62    60,887.71
                                                                2012     8.62     9.81    37,687.89
                                                                2013     9.81    12.03    36,539.53
                                                                2014    12.03    12.54     2,175.90
                                                                2015    12.54    12.19         0.00
                                                                2016    12.19    13.01         0.00
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.65     1,527.43
                                                                2009     7.65     9.24    46,234.17
                                                                2010     9.24     9.95   158,240.03
                                                                2011     9.95     9.77   152,975.72
                                                                2012     9.77    10.61   142,391.84
                                                                2013    10.61    11.80   138,060.55
                                                                2014    11.80    12.27   130,409.55
                                                                2015    12.27    11.93   127,551.26
                                                                2016    11.93    12.51   124,523.09
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.07    11.43    16,460.77
                                                                2013    11.43    10.82    15,890.27
                                                                2014    10.82    11.02    13,342.45
                                                                2015    11.02     9.76     9,416.48
                                                                2016     9.76    10.42     4,682.03
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)...................................................... 2007    16.20    17.47    72,104.37
                                                                2008    17.47     9.54    41,479.19
                                                                2009     9.54    11.39    36,151.29
                                                                2010    11.39    11.93    34,070.70
                                                                2011    11.93     9.33    31,258.45
                                                                2012     9.33    10.91    12,830.55
                                                                2013    10.91    12.31     2,296.00
                                                                2014    12.31    11.66       591.38
                                                                2015    11.66    11.17         0.00
                                                                2016    11.17    11.50         0.00
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)...................................................... 2007    12.45    13.01   502,174.89
                                                                2008    13.01    13.47   351,947.89
                                                                2009    13.47    13.85   322,475.56
                                                                2010    13.85    14.34   311,993.21
                                                                2011    14.34    15.08   234,901.53
                                                                2012    15.08    15.30    92,505.13
                                                                2013    15.30    14.61    53,061.94
                                                                2014    14.61    15.10    36,384.67
                                                                2015    15.10    14.81    29,274.17
                                                                2016    14.81    14.82    28,981.47
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............ 2007    39.86    41.40    37,796.82
                                                                2008    41.40    39.07    32,343.22
                                                                2009    39.07    41.80    24,565.28
                                                                2010    41.80    44.25    21,673.94
                                                                2011    44.25    46.09    13,350.43
                                                                2012    46.09    48.44     6,281.60
                                                                2013    48.44    46.98     4,230.46

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.05 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2014    46.98    49.16     3,545.05
                                                                 2015    49.16    48.32     2,445.48
                                                                 2016    48.32    48.70       802.84
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007    25.32    29.38    33,049.85
                                                                 2008    29.38    18.22    54,030.08
                                                                 2009    18.22    24.36    57,709.63
                                                                 2010    24.36    28.52    38,191.19
                                                                 2011    28.52    25.38    29,062.09
                                                                 2012    25.38    28.36    19,818.05
                                                                 2013    28.36    37.21     8,776.98
                                                                 2014    37.21    39.60     1,336.13
                                                                 2015    39.60    41.13     1,234.30
                                                                 2016    41.13    40.24     1,199.99
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007    16.16    16.42     5,380.96
                                                                 2008    16.42     8.85     5,091.40
                                                                 2009     8.85     9.20         0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012     9.90    10.18    15,748.52
                                                                 2013    10.18    11.00    17,497.16
                                                                 2014    11.00    11.42     7,982.19
                                                                 2015    11.42    11.17     7,685.38
                                                                 2016    11.17    11.43       683.73
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007    13.99    14.13   127,218.25
                                                                 2008    14.13     8.98    94,871.52
                                                                 2009     8.98     9.77    88,639.15
                                                                 2010     9.77    10.43    74,539.88
                                                                 2011    10.43    10.43    51,536.70
                                                                 2012    10.43    11.64    34,558.23
                                                                 2013    11.64    15.03    21,303.52
                                                                 2014    15.03    16.15     8,214.39
                                                                 2015    16.15    14.85     6,930.54
                                                                 2016    14.85    17.18     3,978.44
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007    19.62    20.15         0.00
                                                                 2008    20.15    20.25     1,661.58
                                                                 2009    20.25    19.89         0.00
                                                                 2010    19.89    19.49         1.04
                                                                 2011    19.49    19.09         0.00
                                                                 2012    19.09    18.70         0.00
                                                                 2013    18.70    18.32         0.00
                                                                 2014    18.32    17.95         0.00
                                                                 2015    17.95    17.59         0.00
                                                                 2016    17.59    17.25         0.00
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007    19.14    15.94   135,261.17
                                                                 2008    15.94     9.11   138,007.74
                                                                 2009     9.11    12.02   110,924.02
                                                                 2010    12.02    13.67    95,985.35
                                                                 2011    13.67    12.65    66,140.78
                                                                 2012    12.65    15.61    28,101.03
                                                                 2013    15.61    15.84    10,721.36
                                                                 2014    15.84    17.58     6,170.46
                                                                 2015    17.58    16.98     5,504.43
                                                                 2016    16.98    16.78     5,643.78
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2007     7.49     7.51     7,661.24
                                                                 2008     7.51     4.48     8,381.54
                                                                 2009     4.48     5.84     9,833.41
                                                                 2010     5.84     7.08     9,162.94
                                                                 2011     7.08     7.16    12,316.43
                                                                 2012     7.16     8.32    16,362.42
                                                                 2013     8.32    11.87     4,992.31
                                                                 2014    11.87    13.82    18,867.67
                                                                 2015    13.82    12.99    11,833.51
                                                                 2016    12.99    13.07    11,569.39
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007)................................. 2007   123.86   151.28     3,525.90
                                                                 2008   151.28    85.96    11,944.70
                                                                 2009    85.96   120.30    15,722.51
                                                                 2010   120.30   128.94    10,623.30
                                                                 2011   128.94   116.80     8,093.35
                                                                 2012   116.80   140.18     5,653.66
                                                                 2013   140.18   176.87     1,892.24
                                                                 2014   176.87   183.80         0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.05 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007    9.54    8.79     6,547.82
                                                                  2008    8.79    3.90     6,269.41
                                                                  2009    3.90    5.28     5,798.12
                                                                  2010    5.28    5.55     5,498.70
                                                                  2011    5.55    5.89         0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007   37.68   44.38    11,820.15
                                                                  2008   44.38   23.55     8,846.97
                                                                  2009   23.55   34.39     9,258.88
                                                                  2010   34.39   38.74     8,645.58
                                                                  2011   38.74   36.73     7,095.74
                                                                  2012   36.73   39.82     3,674.42
                                                                  2013   39.82   51.67     2,946.74
                                                                  2014   51.67   56.13     2,870.67
                                                                  2015   56.13   56.42     2,500.50
                                                                  2016   56.42   58.13     2,451.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007   19.32   18.72   132,824.18
                                                                  2008   18.72   10.84    84,566.73
                                                                  2009   10.84   16.47   114,411.52
                                                                  2010   16.47   18.78    80,454.88
                                                                  2011   18.78   15.78    67,568.31
                                                                  2012   15.78   19.98    34,943.47
                                                                  2013   19.98   25.54    16,834.31
                                                                  2014   25.54   23.57     7,090.06
                                                                  2015   23.57   22.05     6,444.14
                                                                  2016   22.05   23.37     5,442.17
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04    74,303.63
                                                                  2013    1.04    1.04   120,906.96
                                                                  2014    1.04    1.07   118,052.31
                                                                  2015    1.07    1.01    96,330.46
                                                                  2016    1.01    1.10         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007   24.85   25.12    88,731.70
                                                                  2008   25.12   12.92    63,605.26
                                                                  2009   12.92   18.71    55,220.28
                                                                  2010   18.71   23.10    54,852.74
                                                                  2011   23.10   21.12    38,593.02
                                                                  2012   21.12   23.31         0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012   23.20   23.74    15,645.32
                                                                  2013   23.74   30.31     4,820.22
                                                                  2014   30.31   32.56     1,712.05
                                                                  2015   32.56   29.03     1,358.84
                                                                  2016   29.03   32.85     1,262.23
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007   14.14   15.39    50,034.94
                                                                  2008   15.39    9.24    48,195.68
                                                                  2009    9.24   12.11    48,315.60
                                                                  2010   12.11   14.97    49,446.68
                                                                  2011   14.97   14.51    43,483.34
                                                                  2012   14.51   16.81    13,810.16
                                                                  2013   16.81   23.08     4,603.62
                                                                  2014   23.08   24.40     2,486.81
                                                                  2015   24.40   23.50     1,908.26
                                                                  2016   23.50   25.66     1,824.57
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007    4.73    5.16    48,908.77
                                                                  2008    5.16    3.20    74,908.97
                                                                  2009    3.20    4.38    58,932.53
                                                                  2010    4.38    4.78    48,662.14
                                                                  2011    4.78    4.69    43,416.71
                                                                  2012    4.69    5.31    47,319.39
                                                                  2013    5.31    7.12    12,269.17
                                                                  2014    7.12    7.59    11,497.29
                                                                  2015    7.59    8.22    10,912.36
                                                                  2016    8.22    8.04    10,733.36
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    8.81    9.86    73,603.77
                                                                  2008    9.86    5.22    77,482.94
                                                                  2009    5.22    7.35    74,802.53
                                                                  2010    7.35    7.88    26,623.92
                                                                  2011    7.88    7.61    18,660.87
                                                                  2012    7.61    8.55         0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04     2,346.01
                                                                  2013    1.04    1.13     9,213.55
                                                                  2014    1.13    1.19     9,156.58
                                                                  2015    1.19    1.17     6,552.23

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.05 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2016    1.17    1.18   53,776.23
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   14.67   16.05   14,665.40
                                                                  2014   16.05   16.27   14,215.23
                                                                  2015   16.27   16.13   13,330.66
                                                                  2016   16.13   16.56   12,821.59
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.95      559.71
                                                                  2009    7.95    9.95    3,056.41
                                                                  2010    9.95   10.90    3,897.08
                                                                  2011   10.90   10.91    3,600.95
                                                                  2012   10.91   12.02    1,812.42
                                                                  2013   12.02   12.53        0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   29.50   32.26   25,262.83
                                                                  2008   32.26   20.21   18,461.24
                                                                  2009   20.21   25.72   16,892.37
                                                                  2010   25.72   32.06   14,390.23
                                                                  2011   32.06   31.52   12,246.95
                                                                  2012   31.52   35.28    6,447.49
                                                                  2013   35.28   48.63    2,405.70
                                                                  2014   48.63   49.31      854.54
                                                                  2015   49.31   47.47      683.89
                                                                  2016   47.47   55.33      658.77
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.47   10.70   30,620.85
                                                                  2008   10.70    6.15   28,538.04
                                                                  2009    6.15    7.81   17,327.74
                                                                  2010    7.81   10.05   16,487.90
                                                                  2011   10.05   10.12   12,221.72
                                                                  2012   10.12   11.00    3,951.87
                                                                  2013   11.00   15.99    4,274.66
                                                                  2014   15.99   15.81        0.00
                                                                  2015   15.81   15.71        0.00
                                                                  2016   15.71   16.32        0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   35.79   32.58   32,971.77
                                                                  2008   32.58   17.19   29,369.66
                                                                  2009   17.19   23.78   24,741.32
                                                                  2010   23.78   26.73   22,077.19
                                                                  2011   26.73   27.89   17,073.51
                                                                  2012   27.89   30.49    6,501.20
                                                                  2013   30.49   40.78      998.97
                                                                  2014   40.78   40.62    1,859.50
                                                                  2015   40.62   35.95    1,426.03
                                                                  2016   35.95   43.20    1,337.16
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.72    9,524.04
                                                                  2012    9.72    9.94        0.00
                                                                  2013    9.94    9.85        0.00
                                                                  2014    9.85    9.75        0.00
                                                                  2015    9.75    9.50        0.00
                                                                  2016    9.50    9.59        0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007   36.78   38.05   22,985.61
                                                                  2008   38.05   27.97   23,938.10
                                                                  2009   27.97   32.06   21,472.81
                                                                  2010   32.06   34.34   22,073.82
                                                                  2011   34.34   34.85   13,373.95
                                                                  2012   34.85   38.27    3,032.25
                                                                  2013   38.27   45.10    2,702.82
                                                                  2014   45.10   48.73      414.74
                                                                  2015   48.73   48.83        0.00
                                                                  2016   48.83   51.07        0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007   34.74   35.51   46,774.57
                                                                  2008   35.51   21.04   44,008.56
                                                                  2009   21.04   27.13   38,740.09
                                                                  2010   27.13   29.70   36,558.17
                                                                  2011   29.70   27.85   32,821.66
                                                                  2012   27.85   30.73   11,771.53
                                                                  2013   30.73   40.15    5,073.25
                                                                  2014   40.15   43.41    1,921.64
                                                                  2015   43.41   43.44    1,174.97
                                                                  2016   43.44   45.56    1,179.83

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.05 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007   64.45   67.44         0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007   66.88   67.16     3,245.20
                                                                  2008   67.16   41.24     2,922.85
                                                                  2009   41.24   48.16     2,034.11
                                                                  2010   48.16   53.06     2,771.42
                                                                  2011   53.06   52.12     3,407.29
                                                                  2012   52.12   57.91     3,116.40
                                                                  2013   57.91   76.18     2,099.65
                                                                  2014   76.18   84.72        18.09
                                                                  2015   84.72   86.73         0.00
                                                                  2016   86.73   92.00         0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011   11.69    9.97     3,178.47
                                                                  2012    9.97   11.40     3,446.96
                                                                  2013   11.40   14.47     3,595.02
                                                                  2014   14.47   14.89     3,414.19
                                                                  2015   14.89   14.30     3,414.19
                                                                  2016   14.30   15.27     3,414.19
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007   12.58   12.72    32,004.58
                                                                  2008   12.72    7.42    17,861.44
                                                                  2009    7.42    9.56    25,956.52
                                                                  2010    9.56   10.84    12,631.06
                                                                  2011   10.84   11.73         0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   10.73   11.10    66,392.49
                                                                  2008   11.10    9.31   115,194.20
                                                                  2009    9.31   10.99   109,190.30
                                                                  2010   10.99   11.85    85,900.77
                                                                  2011   11.85   11.99   198,144.68
                                                                  2012   11.99   12.83   205,156.50
                                                                  2013   12.83   13.11    72,717.53
                                                                  2014   13.11   13.41     2,661.67
                                                                  2015   13.41   13.06     2,483.28
                                                                  2016   13.06   13.38     2,080.57
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.22   11.52   171,220.90
                                                                  2008   11.52    8.85   149,368.41
                                                                  2009    8.85   10.72   132,629.55
                                                                  2010   10.72   11.72   180,165.21
                                                                  2011   11.72   11.60   123,990.92
                                                                  2012   11.60   12.67   138,999.46
                                                                  2013   12.67   13.77    83,285.54
                                                                  2014   13.77   14.15    39,746.36
                                                                  2015   14.15   13.71    14,992.62
                                                                  2016   13.71   14.25    14,712.28
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.72   11.98   642,114.86
                                                                  2008   11.98    8.38   641,171.78
                                                                  2009    8.38   10.38   552,743.99
                                                                  2010   10.38   11.51   712,728.40
                                                                  2011   11.51   11.13   657,704.57
                                                                  2012   11.13   12.34   595,832.00
                                                                  2013   12.34   14.27   368,681.49
                                                                  2014   14.27   14.68   199,514.51
                                                                  2015   14.68   14.20   130,928.34
                                                                  2016   14.20   14.90   127,280.36
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)........................................... 2013   11.25   12.77     6,171.58
                                                                  2014   12.77   12.69         0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   12.22   12.43   819,427.57
                                                                  2008   12.43    7.90   855,327.88
                                                                  2009    7.90    9.99   840,468.96
                                                                  2010    9.99   11.23   725,980.03
                                                                  2011   11.23   10.59   544,817.85
                                                                  2012   10.59   11.97   503,745.96
                                                                  2013   11.97   14.58   405,700.17
                                                                  2014   14.58   15.03    66,383.96
                                                                  2015   15.03   14.48         0.00
                                                                  2016   14.48   15.34         0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.05 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    7.00         0.00
                                                                        2009    7.00    8.81    10,596.01
                                                                        2010    8.81    9.50     8,790.56
                                                                        2011    9.50    9.15     9,627.03
                                                                        2012    9.15   10.41     9,101.35
                                                                        2013   10.41   11.18         0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.93   10.35     3,314.78
                                                                        2013   10.35   11.59     3,627.47
                                                                        2014   11.59   12.45       982.37
                                                                        2015   12.45   11.70     9,282.19
                                                                        2016   11.70   12.42     9,191.52
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   14.97   15.76   102,820.52
                                                                        2008   15.76    9.82   105,502.20
                                                                        2009    9.82   13.16    87,055.42
                                                                        2010   13.16   16.25    89,247.28
                                                                        2011   16.25   15.57    72,962.46
                                                                        2012   15.57   17.90    37,706.75
                                                                        2013   17.90   23.29    19,785.12
                                                                        2014   23.29   24.93    11,355.83
                                                                        2015   24.93   23.78    10,407.47
                                                                        2016   23.78   27.99     9,961.75
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.12    10,434.64
                                                                        2014    1.12    1.19    10,225.03
                                                                        2015    1.19    1.16     9,893.28
                                                                        2016    1.16    1.18     9,876.15
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   38.55   39.64   222,180.98
                                                                        2008   39.64   24.36   230,378.45
                                                                        2009   24.36   30.05   189,460.41
                                                                        2010   30.05   33.71   170,861.66
                                                                        2011   33.71   33.57   129,584.67
                                                                        2012   33.57   37.96    49,357.05
                                                                        2013   37.96   48.98    28,224.11
                                                                        2014   48.98   54.27    13,706.09
                                                                        2015   54.27   53.66    15,489.54
                                                                        2016   53.66   58.55    15,015.70
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.43   17.12   130,882.39
                                                                        2008   17.12    9.67   123,796.66
                                                                        2009    9.67   12.46    73,850.73
                                                                        2010   12.46   13.60    60,180.29
                                                                        2011   13.60   11.90    34,739.71
                                                                        2012   11.90   13.60    14,495.73
                                                                        2013   13.60   15.89     4,873.07
                                                                        2014   15.89   14.49     2,423.14
                                                                        2015   14.49   13.94     1,821.26
                                                                        2016   13.94   13.54         0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   39.38   40.16    18,778.62
                                                                        2008   40.16   30.55    17,414.76
                                                                        2009   30.55   35.41    13,646.39
                                                                        2010   35.41   38.09    13,104.32
                                                                        2011   38.09   38.13     6,109.91
                                                                        2012   38.13   41.57     1,531.71
                                                                        2013   41.57   48.35     1,017.03
                                                                        2014   48.35   51.33         0.00
                                                                        2015   51.33   50.08         0.00
                                                                        2016   50.08   53.45         0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)....................... 2007   13.99   13.15    58,647.41
                                                                        2008   13.15    8.54    43,104.91
                                                                        2009    8.54   10.09    44,248.19
                                                                        2010   10.09   10.99    44,232.39
                                                                        2011   10.99   10.84    31,785.71
                                                                        2012   10.84   12.35    14,934.43
                                                                        2013   12.35   16.38    14,016.30
                                                                        2014   16.38   17.75     1,827.67
                                                                        2015   17.75   17.32       280.27
                                                                        2016   17.32   19.37       313.03
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))................................. 2007   28.47   28.99    11,503.27
                                                                        2008   28.99   17.29    10,096.11
                                                                        2009   17.29   20.58    10,007.05
                                                                        2010   20.58   23.05     9,942.37
                                                                        2011   23.05   21.14     9,483.68
                                                                        2012   21.14   23.91     3,838.03
                                                                        2013   23.91   26.27         0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.05 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)..................................................... 2008    9.99    6.57       328.37
                                                                 2009    6.57    8.03     4,101.54
                                                                 2010    8.03    8.74     4,507.16
                                                                 2011    8.74    8.52     2,405.54
                                                                 2012    8.52    9.50       838.19
                                                                 2013    9.50   10.39         0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2010   11.81   13.66    37,431.27
                                                                 2011   13.66   12.46    26,713.74
                                                                 2012   12.46   13.34    17,175.14
                                                                 2013   13.34   18.17     8,994.17
                                                                 2014   18.17   17.98     3,099.77
                                                                 2015   17.98   16.73     3,066.38
                                                                 2016   16.73   15.00     3,207.48
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))............................................. 2007   17.90   18.96    66,933.00
                                                                 2008   18.96    8.28    38,766.73
                                                                 2009    8.28   10.83    33,038.61
                                                                 2010   10.83   11.69         0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   14.53   15.73   196,764.63
                                                                 2008   15.73    8.90   175,260.60
                                                                 2009    8.90   11.19   113,379.18
                                                                 2010   11.19   11.83   120,965.57
                                                                 2011   11.83   10.13    99,290.99
                                                                 2012   10.13   11.71    49,876.44
                                                                 2013   11.71   13.94    30,924.84
                                                                 2014   13.94   12.80    22,005.61
                                                                 2015   12.80   12.38    18,383.18
                                                                 2016   12.38   12.25    20,115.89
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B).......... 2007   20.44   19.29    49,847.86
                                                                 2008   19.29   11.61    35,599.46
                                                                 2009   11.61   12.83    28,117.66
                                                                 2010   12.83   15.25    27,113.12
                                                                 2011   15.25   15.77    20,589.40
                                                                 2012   15.77   16.95     8,252.77
                                                                 2013   16.95   22.95     4,818.19
                                                                 2014   22.95   22.42         0.00
                                                                 2015   22.42   22.05         0.00
                                                                 2016   22.05   25.58         0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))............ 2007   15.80   15.06    24,592.05
                                                                 2008   15.06    9.10    22,649.02
                                                                 2009    9.10   12.19    18,352.44
                                                                 2010   12.19   14.68    14,904.55
                                                                 2011   14.68   13.62    15,211.89
                                                                 2012   13.62   14.05     8,935.83
                                                                 2013   14.05   15.20         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008).......................................... 2008    9.99    6.53       528.71
                                                                 2009    6.53    8.49     7,378.12
                                                                 2010    8.49    8.96     1,921.33
                                                                 2011    8.96    8.17     1,202.27
                                                                 2012    8.17    9.78       103.95
                                                                 2013    9.78   10.38         0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........ 2007   18.10   18.85    43,874.41
                                                                 2008   18.85   10.97    32,247.64
                                                                 2009   10.97   15.03    35,006.22
                                                                 2010   15.03   17.07    36,283.31
                                                                 2011   17.07   15.32    29,824.08
                                                                 2012   15.32   18.19    18,629.18
                                                                 2013   18.19   22.65     5,000.85
                                                                 2014   22.65   22.66       699.38
                                                                 2015   22.66   23.08       402.55
                                                                 2016   23.08   22.66       427.85
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014)........................................... 2014    0.99    1.03         0.00
                                                                 2015    1.03    0.95         0.00
                                                                 2016    0.95    1.03         0.00
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................ 2007   10.84   11.76     5,311.56
                                                                 2008   11.76   10.73    57,322.14
                                                                 2009   10.73   12.41    69,311.59
                                                                 2010   12.41   13.10    66,501.36
                                                                 2011   13.10   14.27    50,885.16

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.05 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------
                                                                   2012   14.27   15.25    40,821.09
                                                                   2013   15.25   13.56    32,887.87
                                                                   2014   13.56   13.66    23,879.20
                                                                   2015   13.66   12.97    19,031.29
                                                                   2016   12.97   13.34    27,980.63
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B).................. 2007   12.09   12.74   161,242.07
                                                                   2008   12.74   12.53   147,962.62
                                                                   2009   12.53   14.49   150,182.39
                                                                   2010   14.49   15.36   207,668.11
                                                                   2011   15.36   15.52   175,720.58
                                                                   2012   15.52   16.62   100,588.64
                                                                   2013   16.62   15.97    80,434.82
                                                                   2014   15.97   16.30    66,164.16
                                                                   2015   16.30   15.97    64,200.54
                                                                   2016   15.97   16.05    65,798.90
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012   10.70   10.82     4,725.36
                                                                   2013   10.82   10.12     1,336.14
                                                                   2014   10.12   10.66         0.00
                                                                   2015   10.66   10.49         0.00
                                                                   2016   10.49   10.41         0.00
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)....................................................... 2013   10.21   10.70         0.00
                                                                   2014   10.70   11.39         0.00
                                                                   2015   11.39   11.02         0.00
                                                                   2016   11.02   11.29         0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)......... 2007   17.44   16.79    73,253.04
                                                                   2008   16.79   10.91    89,176.91
                                                                   2009   10.91   13.43    75,709.38
                                                                   2010   13.43   16.66    53,609.77
                                                                   2011   16.66   15.62    33,343.31
                                                                   2012   15.62   17.76    21,512.18
                                                                   2013   17.76   24.05     9,099.15
                                                                   2014   24.05   24.68     2,640.65
                                                                   2015   24.68   23.10     2,612.65
                                                                   2016   23.10   27.37     2,625.67
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012    1.01    1.06     5,800.38
                                                                   2013    1.06    1.14    12,569.60
                                                                   2014    1.14    1.21    12,440.34
                                                                   2015    1.21    1.17     9,734.77
                                                                   2016    1.17    1.21     9,668.72
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)........................................................ 2007   11.07   11.43     1,204.83
                                                                   2008   11.43    8.39     1,549.97
                                                                   2009    8.39   10.26    59,199.97
                                                                   2010   10.26   11.29   356,694.86
                                                                   2011   11.29   11.17   329,553.88
                                                                   2012   11.17   12.35   312,475.42
                                                                   2013   12.35   13.67   109,960.41
                                                                   2014   13.67   14.17    88,955.92
                                                                   2015   14.17   13.61    29,934.72
                                                                   2016   13.61   14.10    28,677.97
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006).......... 2007   11.32   11.71     9,251.51
                                                                   2008   11.71    7.69     2,497.92
                                                                   2009    7.69    9.73    11,764.84
                                                                   2010    9.73   10.88    15,005.95
                                                                   2011   10.88   10.43    23,889.08
                                                                   2012   10.43   11.75    21,231.13
                                                                   2013   11.75   13.60     3,933.45
                                                                   2014   13.60   14.04         0.00
                                                                   2015   14.04   13.44         0.00
                                                                   2016   13.44   14.07         0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007   13.39   14.32   215,593.48
                                                                   2008   14.32    8.13   140,747.99
                                                                   2009    8.13   11.40   120,001.19
                                                                   2010   11.40   13.04   113,534.95
                                                                   2011   13.04   12.60    63,308.78
                                                                   2012   12.60   14.65    37,466.91
                                                                   2013   14.65   19.92    29,455.13
                                                                   2014   19.92   21.24    11,135.36
                                                                   2015   21.24   23.00     5,712.34
                                                                   2016   23.00   22.88     6,558.73
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))........... 2007    4.75    6.12   156,069.56
                                                                   2008    6.12    3.33   187,829.69
                                                                   2009    3.33    5.18   274,215.52
                                                                   2010    5.18    6.49   177,222.62

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.05 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2011    6.49    5.72   128,984.56
                                                                 2012    5.72    6.29    73,697.73
                                                                 2013    6.29    6.56         0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.10    9.34   248,347.21
                                                                 2008    9.34    5.51   170,002.88
                                                                 2009    5.51    7.85   169,838.19
                                                                 2010    7.85    9.82   168,221.24
                                                                 2011    9.82    9.47   134,850.19
                                                                 2012    9.47   10.54    88,029.90
                                                                 2013   10.54   14.11    60,387.69
                                                                 2014   14.11   15.59    36,071.22
                                                                 2015   15.59   16.29    24,019.16
                                                                 2016   16.29   16.95    24,260.43
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   13.81   14.82    42,107.58
                                                                 2008   14.82    9.24    28,887.50
                                                                 2009    9.24   12.56    40,836.65
                                                                 2010   12.56   16.57    27,747.20
                                                                 2011   16.57   16.47    26,835.49
                                                                 2012   16.47   18.70    15,031.37
                                                                 2013   18.70   26.41     7,561.46
                                                                 2014   26.41   27.60     4,931.38
                                                                 2015   27.60   27.70     3,385.59
                                                                 2016   27.70   30.26     4,137.35
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   19.10   19.41    49,253.62
                                                                 2008   19.41   16.12    36,526.06
                                                                 2009   16.12   20.83    32,152.18
                                                                 2010   20.83   22.95    31,730.95
                                                                 2011   22.95   23.79    22,681.08
                                                                 2012   23.79   25.94     4,400.20
                                                                 2013   25.94   25.62     3,860.27
                                                                 2014   25.62   26.43         0.00
                                                                 2015   26.43   25.38         0.00
                                                                 2016   25.38   26.93    12,400.55
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   17.08   17.83    55,855.10
                                                                 2008   17.83   14.21    45,769.48
                                                                 2009   14.21   19.05    40,278.03
                                                                 2010   19.05   21.08    51,560.57
                                                                 2011   21.08   21.58    39,640.28
                                                                 2012   21.58   23.87    29,494.64
                                                                 2013   23.87   25.25    18,921.29
                                                                 2014   25.25   25.94    13,907.60
                                                                 2015   25.94   24.86    13,323.58
                                                                 2016   24.86   25.56         0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   14.94   15.23    76,127.14
                                                                 2008   15.23   14.84    63,395.69
                                                                 2009   14.84   15.13    60,525.75
                                                                 2010   15.13   15.64    56,306.02
                                                                 2011   15.64   16.13    33,008.38
                                                                 2012   16.13   16.28     7,940.14
                                                                 2013   16.28   15.81     2,080.22
                                                                 2014   15.81   15.88     1,592.74
                                                                 2015   15.88   15.61     1,571.85
                                                                 2016   15.61   15.45     1,618.96





                                                                                         AT 2.30 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          14.26          14.40     121,766.70
                                                                                2008          14.40          12.75      61,754.00
                                                                                2009          12.75          14.04      54,302.27
                                                                                2010          14.04          14.60      52,010.18
                                                                                2011          14.60          15.14      28,389.76
                                                                                2012          15.14          15.59      24,789.04
                                                                                2013          15.59          14.91       4,024.19
                                                                                2014          14.91          15.34         232.22
                                                                                2015          15.34          15.03           0.00
                                                                                2016          15.03          15.12           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          27.29          32.39     222,178.57
                                                                                2008          32.39          14.71     127,281.43

                                                                            AT 2.30 SEPARATE ACCOUNT CHARGE:
                                                                   --------------------------------------------------
                                                                           BEGINNING OF                   NUMBER OF
                                                                               YEAR        END OF YEAR   ACCUMULATION
                                                                           ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                 YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                   2009          14.71          23.18     137,244.23
                                                                   2010          23.18          27.74     119,958.89
                                                                   2011          27.74          21.92      89,152.02
                                                                   2012          21.92          25.31      54,019.83
                                                                   2013          25.31          31.73      23,248.89
                                                                   2014          31.73          31.67       9,539.90
                                                                   2015          31.67          31.03       5,926.56
                                                                   2016          31.03          30.96       5,917.36
American Funds Growth Investment Division (Class 2)............... 2007         129.73         142.42      51,522.91
                                                                   2008         142.42          77.97      39,102.27
                                                                   2009          77.97         106.23      37,166.26
                                                                   2010         106.23         123.21      29,959.77
                                                                   2011         123.21         115.26      22,702.56
                                                                   2012         115.26         132.78      12,128.00
                                                                   2013         132.78         168.83       4,634.31
                                                                   2014         168.83         179.03         749.43
                                                                   2015         179.03         186.96          95.96
                                                                   2016         186.96         200.04          80.06
American Funds Growth-Income Investment Division (Class 2 )....... 2007          94.30          96.80      44,628.03
                                                                   2008          96.80          58.78      39,682.91
                                                                   2009          58.78          75.40      36,089.45
                                                                   2010          75.40          82.10      36,287.44
                                                                   2011          82.10          78.77      26,286.99
                                                                   2012          78.77          90.43      13,723.88
                                                                   2013          90.43         117.98       5,229.67
                                                                   2014         117.98         127.56       1,991.39
                                                                   2015         127.56         126.47       1,842.40
                                                                   2016         126.47         137.84       1,944.56





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.10 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------
                                                                                  BEGINNING OF                  NUMBER OF
                                                                                          YEAR   END OF YEAR    ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION....................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012).... 2012          10.14          10.44           0.00
                                                                           2013          10.44          11.36           0.00
                                                                           2014          11.36          11.94           0.00
                                                                           2015          11.94          11.76       1,134.49
                                                                           2016          11.76          11.93       1,157.18
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)..................................................... 2014           0.99           1.03           0.00
                                                                           2015           1.03           1.00           0.00
                                                                           2016           1.00           1.00           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............. 2007          14.33          14.47           0.00
                                                                           2008          14.47          12.83           0.00
                                                                           2009          12.83          14.12           0.00
                                                                           2010          14.12          14.70           0.00
                                                                           2011          14.70          15.25           0.00
                                                                           2012          15.25          15.71           0.00
                                                                           2013          15.71          15.03           0.00
                                                                           2014          15.03          15.47           0.00
                                                                           2015          15.47          15.17           0.00
                                                                           2016          15.17          15.27           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2). 2007          27.41          32.54       2,094.91
                                                                           2008          32.54          14.78         449.44
                                                                           2009          14.78          23.32         371.54
                                                                           2010          23.32          27.91         331.55
                                                                           2011          27.91          22.07         382.89
                                                                           2012          22.07          25.50         374.75
                                                                           2013          25.50          31.98         325.64
                                                                           2014          31.98          31.93         336.95
                                                                           2015          31.93          31.30         278.16
                                                                           2016          31.30          31.25         278.16
American Funds Growth Investment Division+ (Class 2)...................... 2007         131.22         144.13         181.86
                                                                           2008         144.13          78.95          53.98
                                                                           2009          78.95         107.61          52.06
                                                                           2010         107.61         124.88          51.32
                                                                           2011         124.88         116.88          52.53
                                                                           2012         116.88         134.71          51.54
                                                                           2013         134.71         171.37          50.64
                                                                           2014         171.37         181.81          48.56

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.10 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2015   181.81   189.96        45.77
                                                                2016   189.96   203.36        46.32
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007    95.39    97.96     2,551.11
                                                                2008    97.96    59.52     2,823.48
                                                                2009    59.52    76.38     2,818.47
                                                                2010    76.38    83.21     2,798.11
                                                                2011    83.21    79.88     3,144.00
                                                                2012    79.88    91.74     3,114.06
                                                                2013    91.74   119.76     2,950.44
                                                                2014   119.76   129.54     2,785.75
                                                                2015   129.54   128.50       200.78
                                                                2016   128.50   140.12       195.95
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     6.97    47,614.07
                                                                2009     6.97     8.83    39,922.51
                                                                2010     8.83     9.70    62,515.56
                                                                2011     9.70     9.30    60,129.42
                                                                2012     9.30    10.33    58,058.54
                                                                2013    10.33    12.00    25,080.58
                                                                2014    12.00    12.46    24,239.94
                                                                2015    12.46    12.11    23,395.93
                                                                2016    12.11    12.79    23,046.32
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.32   264,309.74
                                                                2009     6.32     8.30   560,074.35
                                                                2010     8.30     9.23   390,952.72
                                                                2011     9.23     8.61   262,539.05
                                                                2012     8.61     9.79   207,904.55
                                                                2013     9.79    11.99   195,158.92
                                                                2014    11.99    12.50   184,074.78
                                                                2015    12.50    12.14   183,292.70
                                                                2016    12.14    12.96   137,576.47
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.64     7,374.84
                                                                2009     7.64     9.24    17,147.38
                                                                2010     9.24     9.94    65,652.07
                                                                2011     9.94     9.75    69,926.04
                                                                2012     9.75    10.59   104,718.84
                                                                2013    10.59    11.77   101,003.59
                                                                2014    11.77    12.23    97,545.38
                                                                2015    12.23    11.88    73,273.13
                                                                2016    11.88    12.45    69,942.38
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.07    11.42         0.00
                                                                2013    11.42    10.80     2,396.99
                                                                2014    10.80    11.00     5,255.12
                                                                2015    11.00     9.74     5,923.84
                                                                2016     9.74    10.39     5,923.84
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)...................................................... 2007    16.08    17.32       126.94
                                                                2008    17.32     9.46         0.00
                                                                2009     9.46    11.29         0.00
                                                                2010    11.29    11.81         0.54
                                                                2011    11.81     9.24         0.00
                                                                2012     9.24    10.80         0.00
                                                                2013    10.80    12.17         0.00
                                                                2014    12.17    11.52         0.00
                                                                2015    11.52    11.04         0.00
                                                                2016    11.04    11.35         0.00
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)...................................................... 2007    12.40    12.95    18,095.98
                                                                2008    12.95    13.40     7,005.81
                                                                2009    13.40    13.77     5,987.41
                                                                2010    13.77    14.25     6,059.46
                                                                2011    14.25    14.98     5,800.43
                                                                2012    14.98    15.20     4,302.67
                                                                2013    15.20    14.50     7,543.58
                                                                2014    14.50    14.98     7,973.53
                                                                2015    14.98    14.68     8,291.22
                                                                2016    14.68    14.68     8,328.26
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............ 2007    39.40    40.90     5,770.34
                                                                2008    40.90    38.58     2,016.02
                                                                2009    38.58    41.25       439.47
                                                                2010    41.25    43.65       433.45
                                                                2011    43.65    45.44       503.15
                                                                2012    45.44    47.73       395.43
                                                                2013    47.73    46.27       420.87

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.10 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2014    46.27    48.39      407.88
                                                                 2015    48.39    47.55      411.75
                                                                 2016    47.55    47.90      411.53
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007    25.17    29.18      558.79
                                                                 2008    29.18    18.09      447.79
                                                                 2009    18.09    24.18      447.80
                                                                 2010    24.18    28.29      450.70
                                                                 2011    28.29    25.16        0.00
                                                                 2012    25.16    28.11        0.00
                                                                 2013    28.11    36.86        0.00
                                                                 2014    36.86    39.21        0.00
                                                                 2015    39.21    40.70        0.00
                                                                 2016    40.70    39.80        0.00
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007    16.08    16.33        0.00
                                                                 2008    16.33     8.80        0.00
                                                                 2009     8.80     9.14        0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012     9.90    10.17        0.00
                                                                 2013    10.17    10.99        0.00
                                                                 2014    10.99    11.40        0.00
                                                                 2015    11.40    11.15        0.00
                                                                 2016    11.15    11.40        0.00
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007    13.95    14.09   21,653.73
                                                                 2008    14.09     8.95    6,253.12
                                                                 2009     8.95     9.73        0.00
                                                                 2010     9.73    10.38        0.92
                                                                 2011    10.38    10.38      603.54
                                                                 2012    10.38    11.58        0.00
                                                                 2013    11.58    14.94        0.00
                                                                 2014    14.94    16.05        0.00
                                                                 2015    16.05    14.74        0.00
                                                                 2016    14.74    17.05        0.00
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007    19.39    19.90        0.00
                                                                 2008    19.90    20.00        0.00
                                                                 2009    20.00    19.63        0.00
                                                                 2010    19.63    19.22        0.00
                                                                 2011    19.22    18.82        0.00
                                                                 2012    18.82    18.43        0.00
                                                                 2013    18.43    18.05        0.00
                                                                 2014    18.05    17.67        0.00
                                                                 2015    17.67    17.30        0.00
                                                                 2016    17.30    16.96        0.00
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007    19.09    15.88    5,299.69
                                                                 2008    15.88     9.07    4,943.29
                                                                 2009     9.07    11.97    3,594.93
                                                                 2010    11.97    13.61    3,241.36
                                                                 2011    13.61    12.58    7,443.84
                                                                 2012    12.58    15.52    6,441.63
                                                                 2013    15.52    15.73    9,024.00
                                                                 2014    15.73    17.45    8,760.82
                                                                 2015    17.45    16.85    5,921.64
                                                                 2016    16.85    16.64    5,815.65
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2007     7.47     7.48        0.00
                                                                 2008     7.48     4.46        0.00
                                                                 2009     4.46     5.81        0.00
                                                                 2010     5.81     7.05        0.00
                                                                 2011     7.05     7.12    7,895.98
                                                                 2012     7.12     8.27    7,600.61
                                                                 2013     8.27    11.79    7,129.66
                                                                 2014    11.79    13.73    6,968.03
                                                                 2015    13.73    12.90    7,411.93
                                                                 2016    12.90    12.97    7,307.90
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007)................................. 2007   122.31   149.34      136.53
                                                                 2008   149.34    84.81      488.38
                                                                 2009    84.81   118.64      624.85
                                                                 2010   118.64   127.10      538.98
                                                                 2011   127.10   115.07      274.82
                                                                 2012   115.07   138.03      266.96
                                                                 2013   138.03   174.08      266.96
                                                                 2014   174.08   180.87        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.10 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007    9.50    8.75        0.00
                                                                  2008    8.75    3.89        0.00
                                                                  2009    3.89    5.25        0.00
                                                                  2010    5.25    5.52        0.00
                                                                  2011    5.52    5.86        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007   37.33   43.95    2,152.46
                                                                  2008   43.95   23.30      524.83
                                                                  2009   23.30   34.02        0.00
                                                                  2010   34.02   38.31        0.41
                                                                  2011   38.31   36.29       43.35
                                                                  2012   36.29   39.34        0.00
                                                                  2013   39.34   51.01        0.00
                                                                  2014   51.01   55.39        0.00
                                                                  2015   55.39   55.65        0.00
                                                                  2016   55.65   57.30        0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007   19.27   18.66       71.72
                                                                  2008   18.66   10.80       43.46
                                                                  2009   10.80   16.40       42.91
                                                                  2010   16.40   18.70       27.69
                                                                  2011   18.70   15.70    3,349.03
                                                                  2012   15.70   19.87    3,215.01
                                                                  2013   19.87   25.39    3,009.31
                                                                  2014   25.39   23.42    2,940.90
                                                                  2015   23.42   21.89    3,001.37
                                                                  2016   21.89   23.19    2,927.06
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04        0.00
                                                                  2013    1.04    1.04   25,910.72
                                                                  2014    1.04    1.07   70,890.17
                                                                  2015    1.07    1.00   82,329.45
                                                                  2016    1.00    1.10   82,329.45
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007   24.75   25.00    8,151.86
                                                                  2008   25.00   12.86    5,546.49
                                                                  2009   12.86   18.60    3,007.70
                                                                  2010   18.60   22.96    1,561.34
                                                                  2011   22.96   20.98    1,771.72
                                                                  2012   20.98   23.15        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012   23.04   23.57    1,206.50
                                                                  2013   23.57   30.08    1,026.81
                                                                  2014   30.08   32.30      979.28
                                                                  2015   32.30   28.78    1,074.88
                                                                  2016   28.78   32.56      968.38
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007   14.11   15.34        0.00
                                                                  2008   15.34    9.20        0.00
                                                                  2009    9.20   12.06        0.00
                                                                  2010   12.06   14.90        0.00
                                                                  2011   14.90   14.44        0.00
                                                                  2012   14.44   16.71        0.00
                                                                  2013   16.71   22.94        0.00
                                                                  2014   22.94   24.24        0.00
                                                                  2015   24.24   23.33        0.00
                                                                  2016   23.33   25.46        0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007    4.71    5.14    2,202.07
                                                                  2008    5.14    3.19        0.00
                                                                  2009    3.19    4.36        0.00
                                                                  2010    4.36    4.76        7.02
                                                                  2011    4.76    4.67        0.00
                                                                  2012    4.67    5.28        0.00
                                                                  2013    5.28    7.07        0.00
                                                                  2014    7.07    7.53        0.00
                                                                  2015    7.53    8.15    1,684.10
                                                                  2016    8.15    7.97    1,847.54
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    8.78    9.83    1,159.87
                                                                  2008    9.83    5.20        0.00
                                                                  2009    5.20    7.32        0.00
                                                                  2010    7.32    7.84        4.28
                                                                  2011    7.84    7.57        0.00
                                                                  2012    7.57    8.50        0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04        0.00
                                                                  2013    1.04    1.13   12,495.59
                                                                  2014    1.13    1.18   29,691.71
                                                                  2015    1.18    1.17   45,192.90

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.10 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2016    1.17    1.18   45,471.82
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   14.61   15.99    4,028.78
                                                                  2014   15.99   16.20    3,937.44
                                                                  2015   16.20   16.05    3,650.21
                                                                  2016   16.05   16.47    3,480.71
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.94        0.00
                                                                  2009    7.94    9.94        0.00
                                                                  2010    9.94   10.89        0.00
                                                                  2011   10.89   10.89    5,188.27
                                                                  2012   10.89   12.00    4,994.18
                                                                  2013   12.00   12.49        0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   29.32   32.04      357.19
                                                                  2008   32.04   20.06        0.00
                                                                  2009   20.06   25.52        0.00
                                                                  2010   25.52   31.79        1.04
                                                                  2011   31.79   31.24    1,834.50
                                                                  2012   31.24   34.95    1,765.87
                                                                  2013   34.95   48.15    1,656.46
                                                                  2014   48.15   48.80    1,618.91
                                                                  2015   48.80   46.96    1,500.81
                                                                  2016   46.96   54.71    1,431.12
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.44   10.66        0.00
                                                                  2008   10.66    6.12        0.00
                                                                  2009    6.12    7.78        0.00
                                                                  2010    7.78   10.01        0.00
                                                                  2011   10.01   10.07        0.00
                                                                  2012   10.07   10.93        0.00
                                                                  2013   10.93   15.89        0.00
                                                                  2014   15.89   15.70        0.00
                                                                  2015   15.70   15.59        0.00
                                                                  2016   15.59   16.19        0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   35.54   32.34        0.00
                                                                  2008   32.34   17.05        0.00
                                                                  2009   17.05   23.58        0.00
                                                                  2010   23.58   26.50        0.00
                                                                  2011   26.50   27.63    2,111.19
                                                                  2012   27.63   30.19    2,032.21
                                                                  2013   30.19   40.36    1,906.30
                                                                  2014   40.36   40.18    1,863.08
                                                                  2015   40.18   35.54    1,727.17
                                                                  2016   35.54   42.69    1,646.97
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.72        0.00
                                                                  2012    9.72    9.93        0.00
                                                                  2013    9.93    9.84        0.00
                                                                  2014    9.84    9.74        0.00
                                                                  2015    9.74    9.47        0.00
                                                                  2016    9.47    9.57        0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007   36.40   37.64        0.00
                                                                  2008   37.64   27.66        0.00
                                                                  2009   27.66   31.69        0.00
                                                                  2010   31.69   33.92        0.00
                                                                  2011   33.92   34.41        0.00
                                                                  2012   34.41   37.77        0.00
                                                                  2013   37.77   44.48        0.00
                                                                  2014   44.48   48.04        0.00
                                                                  2015   48.04   48.12        0.00
                                                                  2016   48.12   50.30        0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007   34.53   35.28    1,028.45
                                                                  2008   35.28   20.89    1,465.55
                                                                  2009   20.89   26.93    1,312.65
                                                                  2010   26.93   29.46      466.02
                                                                  2011   29.46   27.61      485.75
                                                                  2012   27.61   30.45      479.28
                                                                  2013   30.45   39.77      412.30
                                                                  2014   39.77   42.97      392.76
                                                                  2015   42.97   42.98      397.78
                                                                  2016   42.98   45.06      392.56

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.10 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007   63.69   66.64         0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007   66.08   66.34         0.00
                                                                  2008   66.34   40.72         0.00
                                                                  2009   40.72   47.53         0.00
                                                                  2010   47.53   52.34         0.00
                                                                  2011   52.34   51.38         0.00
                                                                  2012   51.38   57.06         0.00
                                                                  2013   57.06   75.03         0.00
                                                                  2014   75.03   83.39         0.00
                                                                  2015   83.39   85.33         0.00
                                                                  2016   85.33   90.47         0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011   11.65    9.93         0.00
                                                                  2012    9.93   11.36         0.00
                                                                  2013   11.36   14.40         0.00
                                                                  2014   14.40   14.82         0.00
                                                                  2015   14.82   14.22         0.00
                                                                  2016   14.22   15.18         0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007   12.57   12.70         0.00
                                                                  2008   12.70    7.41         0.00
                                                                  2009    7.41    9.54         0.00
                                                                  2010    9.54   10.81         0.00
                                                                  2011   10.81   11.69         0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   10.73   11.09         0.00
                                                                  2008   11.09    9.29         0.00
                                                                  2009    9.29   10.97    21,274.88
                                                                  2010   10.97   11.82    21,062.10
                                                                  2011   11.82   11.95    20,837.13
                                                                  2012   11.95   12.78    20,618.39
                                                                  2013   12.78   13.05    20,390.62
                                                                  2014   13.05   13.35    20,161.47
                                                                  2015   13.35   12.99    19,916.64
                                                                  2016   12.99   13.30    19,108.83
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.21   11.51         0.00
                                                                  2008   11.51    8.83         0.00
                                                                  2009    8.83   10.70         0.00
                                                                  2010   10.70   11.68         0.00
                                                                  2011   11.68   11.56         0.00
                                                                  2012   11.56   12.62         0.00
                                                                  2013   12.62   13.71         0.00
                                                                  2014   13.71   14.08         0.00
                                                                  2015   14.08   13.64         0.00
                                                                  2016   13.64   14.17         0.00
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.71   11.97     5,702.56
                                                                  2008   11.97    8.36     9,014.94
                                                                  2009    8.36   10.36     6,405.84
                                                                  2010   10.36   11.48    24,130.62
                                                                  2011   11.48   11.09    23,831.59
                                                                  2012   11.09   12.29    23,538.04
                                                                  2013   12.29   14.21     1,260.00
                                                                  2014   14.21   14.61         0.00
                                                                  2015   14.61   14.13         0.00
                                                                  2016   14.13   14.82         0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)........................................... 2013   11.22   12.73         0.00
                                                                  2014   12.73   12.65         0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   12.21   12.42   285,013.93
                                                                  2008   12.42    7.89   219,933.07
                                                                  2009    7.89    9.97    25,827.40
                                                                  2010    9.97   11.20    53,265.28
                                                                  2011   11.20   10.55    48,932.06
                                                                  2012   10.55   11.92    48,480.95
                                                                  2013   11.92   14.52    65,547.25
                                                                  2014   14.52   14.96    64,968.52
                                                                  2015   14.96   14.40    64,327.25
                                                                  2016   14.40   15.25    59,336.54

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.10 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    6.99        0.00
                                                                        2009    6.99    8.81        0.00
                                                                        2010    8.81    9.49        0.00
                                                                        2011    9.49    9.13        0.00
                                                                        2012    9.13   10.38        0.00
                                                                        2013   10.38   11.15        0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.93   10.34        0.00
                                                                        2013   10.34   11.58    3,115.98
                                                                        2014   11.58   12.43    7,307.85
                                                                        2015   12.43   11.67    9,413.81
                                                                        2016   11.67   12.39    9,445.02
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   14.92   15.70    3,549.77
                                                                        2008   15.70    9.78    1,646.82
                                                                        2009    9.78   13.10    1,124.85
                                                                        2010   13.10   16.16    1,010.38
                                                                        2011   16.16   15.48      994.35
                                                                        2012   15.48   17.79      972.31
                                                                        2013   17.79   23.14    1,233.77
                                                                        2014   23.14   24.75    1,214.29
                                                                        2015   24.75   23.60    1,239.96
                                                                        2016   23.60   27.76    1,196.87
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.11   55,379.09
                                                                        2014    1.11    1.19   54,725.18
                                                                        2015    1.19    1.15   65,285.97
                                                                        2016    1.15    1.18   65,033.60
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   38.23   39.29   16,756.46
                                                                        2008   39.29   24.13    9,656.16
                                                                        2009   24.13   29.76    7,687.22
                                                                        2010   29.76   33.37    6,073.78
                                                                        2011   33.37   33.21    5,948.06
                                                                        2012   33.21   37.53    5,751.27
                                                                        2013   37.53   48.40    7,187.22
                                                                        2014   48.40   53.61    6,784.31
                                                                        2015   53.61   52.97    6,859.80
                                                                        2016   52.97   57.77    6,704.59
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.38   17.06      662.47
                                                                        2008   17.06    9.63      740.42
                                                                        2009    9.63   12.41      740.44
                                                                        2010   12.41   13.53      743.75
                                                                        2011   13.53   11.83        0.00
                                                                        2012   11.83   13.52        0.00
                                                                        2013   13.52   15.79        0.00
                                                                        2014   15.79   14.39        0.00
                                                                        2015   14.39   13.84        0.00
                                                                        2016   13.84   13.43        0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   38.99   39.75        0.00
                                                                        2008   39.75   30.22        0.00
                                                                        2009   30.22   35.01        0.00
                                                                        2010   35.01   37.64        0.00
                                                                        2011   37.64   37.66        0.00
                                                                        2012   37.66   41.04        0.00
                                                                        2013   41.04   47.71        0.00
                                                                        2014   47.71   50.62        0.00
                                                                        2015   50.62   49.37        0.00
                                                                        2016   49.37   52.66        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)....................... 2007   13.94   13.09        0.00
                                                                        2008   13.09    8.50        0.00
                                                                        2009    8.50   10.04        0.00
                                                                        2010   10.04   10.93        0.00
                                                                        2011   10.93   10.77        0.00
                                                                        2012   10.77   12.26        0.00
                                                                        2013   12.26   16.26        0.00
                                                                        2014   16.26   17.61        0.00
                                                                        2015   17.61   17.18        0.00
                                                                        2016   17.18   19.19        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))................................. 2007   28.28   28.78        0.00
                                                                        2008   28.78   17.16        0.00
                                                                        2009   17.16   20.41        0.00
                                                                        2010   20.41   22.84        0.00
                                                                        2011   22.84   20.94        0.00
                                                                        2012   20.94   23.68        0.00
                                                                        2013   23.68   26.01        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.10 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)..................................................... 2008    9.99    6.56        0.00
                                                                 2009    6.56    8.03        0.00
                                                                 2010    8.03    8.73        0.00
                                                                 2011    8.73    8.50        0.00
                                                                 2012    8.50    9.48        0.00
                                                                 2013    9.48   10.36        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2010   11.73   13.57        0.00
                                                                 2011   13.57   12.36        0.00
                                                                 2012   12.36   13.23        0.00
                                                                 2013   13.23   18.01        0.00
                                                                 2014   18.01   17.82        0.00
                                                                 2015   17.82   16.57        0.00
                                                                 2016   16.57   14.85        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))............................................. 2007   17.82   18.86        0.00
                                                                 2008   18.86    8.23        0.00
                                                                 2009    8.23   10.76        0.00
                                                                 2010   10.76   11.62        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   14.47   15.66   10,251.52
                                                                 2008   15.66    8.86    5,404.37
                                                                 2009    8.86   11.13    3,775.22
                                                                 2010   11.13   11.76    3,964.27
                                                                 2011   11.76   10.06    4,494.63
                                                                 2012   10.06   11.63    4,582.47
                                                                 2013   11.63   13.84    6,149.77
                                                                 2014   13.84   12.70    6,799.19
                                                                 2015   12.70   12.28    7,318.48
                                                                 2016   12.28   12.14    7,751.58
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B).......... 2007   20.38   19.21    9,337.25
                                                                 2008   19.21   11.56    2,431.13
                                                                 2009   11.56   12.77        0.00
                                                                 2010   12.77   15.17        4.22
                                                                 2011   15.17   15.68      200.05
                                                                 2012   15.68   16.85        0.00
                                                                 2013   16.85   22.80        0.00
                                                                 2014   22.80   22.26        0.00
                                                                 2015   22.26   21.88        0.00
                                                                 2016   21.88   25.37        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))............ 2007   15.76   15.01        0.00
                                                                 2008   15.01    9.07        0.00
                                                                 2009    9.07   12.14        0.00
                                                                 2010   12.14   14.61        0.00
                                                                 2011   14.61   13.55        0.00
                                                                 2012   13.55   13.97        0.00
                                                                 2013   13.97   15.11        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008).......................................... 2008    9.99    6.53        0.00
                                                                 2009    6.53    8.49        0.00
                                                                 2010    8.49    8.95        0.00
                                                                 2011    8.95    8.16        0.00
                                                                 2012    8.16    9.76        0.00
                                                                 2013    9.76   10.35        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........ 2007   18.02   18.74    2,569.65
                                                                 2008   18.74   10.91    2,298.79
                                                                 2009   10.91   14.93    1,505.41
                                                                 2010   14.93   16.95    1,422.04
                                                                 2011   16.95   15.21    4,968.61
                                                                 2012   15.21   18.04    4,726.77
                                                                 2013   18.04   22.46    3,801.79
                                                                 2014   22.46   22.46    3,708.74
                                                                 2015   22.46   22.86    3,749.82
                                                                 2016   22.86   22.44    3,675.62
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014)........................................... 2014    0.99    1.03        0.00
                                                                 2015    1.03    0.95        0.00
                                                                 2016    0.95    1.03        0.00
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................ 2007   10.82   11.73    7,416.23
                                                                 2008   11.73   10.70   12,387.87
                                                                 2009   10.70   12.37   17,732.66
                                                                 2010   12.37   13.05   18,000.47
                                                                 2011   13.05   14.20    9,283.54

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.10 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------
                                                                   2012   14.20   15.18    8,983.71
                                                                   2013   15.18   13.48    8,751.78
                                                                   2014   13.48   13.59    8,672.18
                                                                   2015   13.59   12.89    8,421.84
                                                                   2016   12.89   13.25    8,274.11
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B).................. 2007   12.05   12.70   11,696.20
                                                                   2008   12.70   12.48    6,012.42
                                                                   2009   12.48   14.43    5,933.71
                                                                   2010   14.43   15.28    5,862.31
                                                                   2011   15.28   15.44    4,708.68
                                                                   2012   15.44   16.52    3,397.61
                                                                   2013   16.52   15.87    3,187.09
                                                                   2014   15.87   16.19    3,114.83
                                                                   2015   16.19   15.85    2,887.61
                                                                   2016   15.85   15.93    2,753.52
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012   10.69   10.81        0.00
                                                                   2013   10.81   10.10        0.00
                                                                   2014   10.10   10.64        0.00
                                                                   2015   10.64   10.46        0.00
                                                                   2016   10.46   10.38    5,825.40
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)....................................................... 2013   10.21   10.70        0.00
                                                                   2014   10.70   11.38        0.00
                                                                   2015   11.38   11.00        0.00
                                                                   2016   11.00   11.27        0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)......... 2007   17.37   16.72    3,277.20
                                                                   2008   16.72   10.85    1,471.65
                                                                   2009   10.85   13.36    1,126.34
                                                                   2010   13.36   16.56      997.02
                                                                   2011   16.56   15.52    1,004.61
                                                                   2012   15.52   17.63      997.02
                                                                   2013   17.63   23.86    1,215.23
                                                                   2014   23.86   24.49    1,238.54
                                                                   2015   24.49   22.90    1,273.16
                                                                   2016   22.90   27.12    1,236.93
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012    1.01    1.06        0.00
                                                                   2013    1.06    1.14   30,893.71
                                                                   2014    1.14    1.20   73,532.29
                                                                   2015    1.20    1.17   83,517.92
                                                                   2016    1.17    1.21   83,517.92
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)........................................................ 2007   11.06   11.41        0.00
                                                                   2008   11.41    8.37        0.00
                                                                   2009    8.37   10.24        0.00
                                                                   2010   10.24   11.26        0.00
                                                                   2011   11.26   11.14   37,737.11
                                                                   2012   11.14   12.31   37,303.12
                                                                   2013   12.31   13.61   36,876.63
                                                                   2014   13.61   14.10   36,454.56
                                                                   2015   14.10   13.54   31,852.42
                                                                   2016   13.54   14.02   31,410.09
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006).......... 2007   11.31   11.70        0.00
                                                                   2008   11.70    7.68        0.00
                                                                   2009    7.68    9.70        0.00
                                                                   2010    9.70   10.85        0.00
                                                                   2011   10.85   10.40        0.00
                                                                   2012   10.40   11.71        0.00
                                                                   2013   11.71   13.54        0.00
                                                                   2014   13.54   13.97        0.00
                                                                   2015   13.97   13.37        0.00
                                                                   2016   13.37   13.99        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007   13.34   14.25    1,894.16
                                                                   2008   14.25    8.09    2,481.73
                                                                   2009    8.09   11.34    1,890.88
                                                                   2010   11.34   12.96    1,656.13
                                                                   2011   12.96   12.52    1,685.65
                                                                   2012   12.52   14.55    1,502.93
                                                                   2013   14.55   19.77    1,165.08
                                                                   2014   19.77   21.07    1,085.95
                                                                   2015   21.07   22.80    1,588.14
                                                                   2016   22.80   22.67    1,636.21
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))........... 2007    4.73    6.10        0.00
                                                                   2008    6.10    3.31        0.00
                                                                   2009    3.31    5.16        0.00
                                                                   2010    5.16    6.45        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.10 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2011    6.45    5.69       0.00
                                                                 2012    5.69    6.25       0.00
                                                                 2013    6.25    6.52       0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.08    9.30   1,236.93
                                                                 2008    9.30    5.49   2,797.70
                                                                 2009    5.49    7.82   2,797.65
                                                                 2010    7.82    9.78   2,807.04
                                                                 2011    9.78    9.42       0.00
                                                                 2012    9.42   10.48       0.00
                                                                 2013   10.48   14.02       0.00
                                                                 2014   14.02   15.48       0.00
                                                                 2015   15.48   16.17     823.08
                                                                 2016   16.17   16.82     856.68
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   13.74   14.74     622.70
                                                                 2008   14.74    9.19       0.00
                                                                 2009    9.19   12.48       0.00
                                                                 2010   12.48   16.45       2.44
                                                                 2011   16.45   16.34       0.00
                                                                 2012   16.34   18.55       0.00
                                                                 2013   18.55   26.19       0.00
                                                                 2014   26.19   27.35       0.00
                                                                 2015   27.35   27.44     459.24
                                                                 2016   27.44   29.96     510.14
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   18.99   19.28   3,399.31
                                                                 2008   19.28   16.00   1,287.58
                                                                 2009   16.00   20.67     449.12
                                                                 2010   20.67   22.76     416.14
                                                                 2011   22.76   23.59     451.21
                                                                 2012   23.59   25.71      10.14
                                                                 2013   25.71   25.38       5.22
                                                                 2014   25.38   26.17       4.98
                                                                 2015   26.17   25.11       4.73
                                                                 2016   25.11   26.63   2,005.51
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   16.99   17.72   1,760.56
                                                                 2008   17.72   14.12   1,333.71
                                                                 2009   14.12   18.92     968.24
                                                                 2010   18.92   20.93     913.94
                                                                 2011   20.93   21.41   3,485.91
                                                                 2012   21.41   23.67   2,526.75
                                                                 2013   23.67   25.03   2,370.19
                                                                 2014   25.03   25.70   2,316.46
                                                                 2015   25.70   24.61   2,147.47
                                                                 2016   24.61   25.30       0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   14.85   15.13   9,341.34
                                                                 2008   15.13   14.73   3,470.67
                                                                 2009   14.73   15.02   3,470.64
                                                                 2010   15.02   15.51   3,473.07
                                                                 2011   15.51   15.99       0.00
                                                                 2012   15.99   16.13       0.00
                                                                 2013   16.13   15.66       0.00
                                                                 2014   15.66   15.72       0.00
                                                                 2015   15.72   15.44       0.00
                                                                 2016   15.44   15.27       0.00





                                                                                         AT 2.35 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          14.19          14.32           0.00
                                                                                2008          14.32          12.68           0.00
                                                                                2009          12.68          13.95           0.00
                                                                                2010          13.95          14.50           0.00
                                                                                2011          14.50          15.03           0.00
                                                                                2012          15.03          15.47           0.00
                                                                                2013          15.47          14.78           0.00
                                                                                2014          14.78          15.20           0.00
                                                                                2015          15.20          14.89           0.00
                                                                                2016          14.89          14.97           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          27.18          32.23       7,786.42
                                                                                2008          32.23          14.63       5,308.11

                                                                            AT 2.35 SEPARATE ACCOUNT CHARGE:
                                                                   --------------------------------------------------
                                                                           BEGINNING OF                   NUMBER OF
                                                                               YEAR        END OF YEAR   ACCUMULATION
                                                                           ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                 YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                   2009          14.63          23.05       3,143.57
                                                                   2010          23.05          27.56       2,048.82
                                                                   2011          27.56          21.77       1,436.29
                                                                   2012          21.77          25.12         589.52
                                                                   2013          25.12          31.48         516.90
                                                                   2014          31.48          31.40         540.06
                                                                   2015          31.40          30.75         554.04
                                                                   2016          30.75          30.67         573.53
American Funds Growth Investment Division (Class 2)............... 2007         128.25         140.72       2,813.31
                                                                   2008         140.72          77.00       1,369.59
                                                                   2009          77.00         104.86         719.70
                                                                   2010         104.86         121.56         480.98
                                                                   2011         121.56         113.67         431.78
                                                                   2012         113.67         130.88         111.47
                                                                   2013         130.88         166.32          98.81
                                                                   2014         166.32         176.28          95.86
                                                                   2015         176.28         184.00       1,200.97
                                                                   2016         184.00         196.77       1,188.74
American Funds Growth-Income Investment Division (Class 2 )....... 2007          93.23          95.65         949.08
                                                                   2008          95.65          58.06         944.98
                                                                   2009          58.06          74.43         866.30
                                                                   2010          74.43          81.01         539.47
                                                                   2011          81.01          77.68         520.88
                                                                   2012          77.68          89.13         165.24
                                                                   2013          89.13         116.23         142.17
                                                                   2014         116.23         125.60         134.55
                                                                   2015         125.60         124.47         137.94
                                                                   2016         124.47         135.59       1,873.99





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.15 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------
                                                                                  BEGINNING OF                  NUMBER OF
                                                                                          YEAR   END OF YEAR    ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION....................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012).... 2012          10.14          10.43       2,480.83
                                                                           2013          10.43          11.35       2,392.51
                                                                           2014          11.35          11.92           0.00
                                                                           2015          11.92          11.74           0.00
                                                                           2016          11.74          11.90           0.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)..................................................... 2014           0.99           1.03           0.00
                                                                           2015           1.03           1.00           0.00
                                                                           2016           1.00           1.00           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............. 2007          14.26          14.40       9,055.63
                                                                           2008          14.40          12.75           0.00
                                                                           2009          12.75          14.04           0.00
                                                                           2010          14.04          14.60         107.27
                                                                           2011          14.60          15.14       7,703.24
                                                                           2012          15.14          15.59           0.00
                                                                           2013          15.59          14.91         678.08
                                                                           2014          14.91          15.34         941.76
                                                                           2015          15.34          15.03         941.76
                                                                           2016          15.03          15.12       1,466.28
American Funds Global Small Capitalization Investment Division+ (Class 2). 2007          27.29          32.39      11,559.57
                                                                           2008          32.39          14.71       7,460.49
                                                                           2009          14.71          23.18       4,904.52
                                                                           2010          23.18          27.74       4,304.56
                                                                           2011          27.74          21.92       2,906.26
                                                                           2012          21.92          25.31       2,573.18
                                                                           2013          25.31          31.73         910.81
                                                                           2014          31.73          31.67         595.50
                                                                           2015          31.67          31.03         340.46
                                                                           2016          31.03          30.96         345.27
American Funds Growth Investment Division+ (Class 2)...................... 2007         129.66         142.35       4,374.86
                                                                           2008         142.35          77.93       2,860.94
                                                                           2009          77.93         106.18       1,819.93
                                                                           2010         106.18         123.15       1,618.60
                                                                           2011         123.15         115.21         722.06
                                                                           2012         115.21         132.72         734.35
                                                                           2013         132.72         168.74         577.79
                                                                           2014         168.74         178.94         561.03

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.15 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2015   178.94   186.86     474.04
                                                                2016   186.86   199.94     516.45
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007    94.26    96.75   4,096.76
                                                                2008    96.75    58.75   2,227.45
                                                                2009    58.75    75.36   1,969.58
                                                                2010    75.36    82.06     993.77
                                                                2011    82.06    78.73     743.23
                                                                2012    78.73    90.38   1,027.89
                                                                2013    90.38   117.92     835.67
                                                                2014   117.92   127.50     820.59
                                                                2015   127.50   126.41     521.90
                                                                2016   126.41   137.77     541.86
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     6.97       0.00
                                                                2009     6.97     8.82     170.56
                                                                2010     8.82     9.69       3.43
                                                                2011     9.69     9.28       0.00
                                                                2012     9.28    10.31       0.00
                                                                2013    10.31    11.96       0.00
                                                                2014    11.96    12.42       0.00
                                                                2015    12.42    12.07       0.00
                                                                2016    12.07    12.73       0.00
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.32   4,448.73
                                                                2009     6.32     8.30   3,446.38
                                                                2010     8.30     9.21   3,455.22
                                                                2011     9.21     8.59   3,446.41
                                                                2012     8.59     9.77   3,446.41
                                                                2013     9.77    11.96   3,446.41
                                                                2014    11.96    12.45   3,664.79
                                                                2015    12.45    12.10   7,207.41
                                                                2016    12.10    12.90   7,204.68
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.64       0.00
                                                                2009     7.64     9.23       0.00
                                                                2010     9.23     9.93       3.42
                                                                2011     9.93     9.74       0.00
                                                                2012     9.74    10.56       0.00
                                                                2013    10.56    11.73       0.00
                                                                2014    11.73    12.18       0.00
                                                                2015    12.18    11.84       0.00
                                                                2016    11.84    12.40       0.00
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.06    11.41   2,237.63
                                                                2013    11.41    10.79   2,334.82
                                                                2014    10.79    10.98     176.85
                                                                2015    10.98     9.72     176.85
                                                                2016     9.72    10.36       0.00
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)...................................................... 2007    15.95    17.18   7,330.52
                                                                2008    17.18     9.37   4,167.26
                                                                2009     9.37    11.18   2,362.00
                                                                2010    11.18    11.70   2,357.24
                                                                2011    11.70     9.14     265.34
                                                                2012     9.14    10.68     264.92
                                                                2013    10.68    12.04       0.00
                                                                2014    12.04    11.39       0.00
                                                                2015    11.39    10.90       0.00
                                                                2016    10.90    11.21       0.00
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)...................................................... 2007    12.35    12.89   5,902.09
                                                                2008    12.89    13.33   5,617.96
                                                                2009    13.33    13.70   6,438.43
                                                                2010    13.70    14.17   6,117.02
                                                                2011    14.17    14.88       0.00
                                                                2012    14.88    15.09       0.00
                                                                2013    15.09    14.39       0.00
                                                                2014    14.39    14.86       0.00
                                                                2015    14.86    14.56       0.00
                                                                2016    14.56    14.55       0.00
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............ 2007    38.94    40.41   2,311.88
                                                                2008    40.41    38.09   2,079.75
                                                                2009    38.09    40.71   2,004.55
                                                                2010    40.71    43.06   1,986.99
                                                                2011    43.06    44.80      18.35
                                                                2012    44.80    47.04      19.19
                                                                2013    47.04    45.57       0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.15 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2014    45.57    47.64        0.00
                                                                 2015    47.64    46.79        0.00
                                                                 2016    46.79    47.10        0.00
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007    25.01    28.99      724.68
                                                                 2008    28.99    17.96      782.39
                                                                 2009    17.96    24.00      776.94
                                                                 2010    24.00    28.06       84.22
                                                                 2011    28.06    24.95    2,429.80
                                                                 2012    24.95    27.85    2,429.68
                                                                 2013    27.85    36.50    2,687.31
                                                                 2014    36.50    38.81        0.00
                                                                 2015    38.81    40.27        0.00
                                                                 2016    40.27    39.36        0.00
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007    16.00    16.24        0.00
                                                                 2008    16.24     8.74        0.00
                                                                 2009     8.74     9.09        0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012     9.89    10.16    2,544.69
                                                                 2013    10.16    10.97    2,454.09
                                                                 2014    10.97    11.38        0.00
                                                                 2015    11.38    11.12        0.00
                                                                 2016    11.12    11.37        0.00
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007    13.92    14.05    4,685.58
                                                                 2008    14.05     8.92    4,444.82
                                                                 2009     8.92     9.70    4,229.14
                                                                 2010     9.70    10.34    4,232.58
                                                                 2011    10.34    10.33        0.00
                                                                 2012    10.33    11.52        0.00
                                                                 2013    11.52    14.85        0.00
                                                                 2014    14.85    15.95        0.00
                                                                 2015    15.95    14.64        0.00
                                                                 2016    14.64    16.93        0.00
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007    19.17    19.66        0.00
                                                                 2008    19.66    19.74      592.07
                                                                 2009    19.74    19.37      591.41
                                                                 2010    19.37    18.96      593.92
                                                                 2011    18.96    18.56      590.14
                                                                 2012    18.56    18.16      589.55
                                                                 2013    18.16    17.77        0.00
                                                                 2014    17.77    17.40        0.00
                                                                 2015    17.40    17.03        0.00
                                                                 2016    17.03    16.68        0.00
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007    19.06    15.85   15,054.80
                                                                 2008    15.85     9.05    9,491.92
                                                                 2009     9.05    11.93    8,879.19
                                                                 2010    11.93    13.56    8,805.01
                                                                 2011    13.56    12.53    3,125.28
                                                                 2012    12.53    15.45    3,232.95
                                                                 2013    15.45    15.66    2,732.46
                                                                 2014    15.66    17.36    1,565.83
                                                                 2015    17.36    16.75    1,216.89
                                                                 2016    16.75    16.54    1,074.70
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2007     7.45     7.46      697.13
                                                                 2008     7.46     4.45        0.00
                                                                 2009     4.45     5.79        0.00
                                                                 2010     5.79     7.01        4.50
                                                                 2011     7.01     7.09        0.00
                                                                 2012     7.09     8.22        0.00
                                                                 2013     8.22    11.71        0.00
                                                                 2014    11.71    13.63        0.00
                                                                 2015    13.63    12.80        0.00
                                                                 2016    12.80    12.87        0.00
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007)................................. 2007   120.78   147.43      234.65
                                                                 2008   147.43    83.68    1,121.71
                                                                 2009    83.68   117.00    1,852.07
                                                                 2010   117.00   125.28    1,150.41
                                                                 2011   125.28   113.37      631.75
                                                                 2012   113.37   135.92      972.30
                                                                 2013   135.92   171.33      677.15
                                                                 2014   171.33   177.99        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.15 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007    9.46    8.71        0.00
                                                                  2008    8.71    3.87        0.00
                                                                  2009    3.87    5.22        0.00
                                                                  2010    5.22    5.49        0.00
                                                                  2011    5.49    5.82        0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007   36.98   43.52       76.67
                                                                  2008   43.52   23.06      133.12
                                                                  2009   23.06   33.65    1,316.38
                                                                  2010   33.65   37.87    1,317.37
                                                                  2011   37.87   35.87    1,239.23
                                                                  2012   35.87   38.85    1,263.19
                                                                  2013   38.85   50.36        0.00
                                                                  2014   50.36   54.65        0.00
                                                                  2015   54.65   54.88        0.00
                                                                  2016   54.88   56.48        0.00
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007   19.22   18.60   10,095.38
                                                                  2008   18.60   10.76    8,915.70
                                                                  2009   10.76   16.33    9,147.99
                                                                  2010   16.33   18.61    9,112.23
                                                                  2011   18.61   15.62    7,622.35
                                                                  2012   15.62   19.75      229.39
                                                                  2013   19.75   25.23        0.00
                                                                  2014   25.23   23.26        0.00
                                                                  2015   23.26   21.74        0.00
                                                                  2016   21.74   23.02        0.00
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04        0.00
                                                                  2013    1.04    1.03        0.00
                                                                  2014    1.03    1.07        0.00
                                                                  2015    1.07    1.00        0.00
                                                                  2016    1.00    1.10        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007   24.65   24.89    8,442.22
                                                                  2008   24.89   12.79    6,512.16
                                                                  2009   12.79   18.50    8,349.62
                                                                  2010   18.50   22.82    9,169.37
                                                                  2011   22.82   20.85    7,051.81
                                                                  2012   20.85   23.00        0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012   22.88   23.41        0.00
                                                                  2013   23.41   29.85        0.00
                                                                  2014   29.85   32.04        0.00
                                                                  2015   32.04   28.54        0.00
                                                                  2016   28.54   32.26        0.00
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007   14.07   15.29    1,154.10
                                                                  2008   15.29    9.17    1,234.86
                                                                  2009    9.17   12.01    1,220.13
                                                                  2010   12.01   14.83    1,175.64
                                                                  2011   14.83   14.36        0.00
                                                                  2012   14.36   16.62        0.00
                                                                  2013   16.62   22.80        0.00
                                                                  2014   22.80   24.08        0.00
                                                                  2015   24.08   23.17        0.00
                                                                  2016   23.17   25.27        0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007    4.70    5.12    6,035.81
                                                                  2008    5.12    3.18        0.00
                                                                  2009    3.18    4.34    9,356.03
                                                                  2010    4.34    4.73    9,369.80
                                                                  2011    4.73    4.64    9,472.23
                                                                  2012    4.64    5.25        0.00
                                                                  2013    5.25    7.02        0.00
                                                                  2014    7.02    7.48        0.00
                                                                  2015    7.48    8.09        0.00
                                                                  2016    8.09    7.91        0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    8.76    9.80      247.88
                                                                  2008    9.80    5.18      613.84
                                                                  2009    5.18    7.29      611.27
                                                                  2010    7.29    7.80      617.52
                                                                  2011    7.80    7.53        0.00
                                                                  2012    7.53    8.45        0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04        0.00
                                                                  2013    1.04    1.13        0.00
                                                                  2014    1.13    1.18        0.00
                                                                  2015    1.18    1.17        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.15 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2016    1.17    1.18       0.00
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   14.56   15.92       0.00
                                                                  2014   15.92   16.13       0.00
                                                                  2015   16.13   15.98       0.00
                                                                  2016   15.98   16.38       0.00
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.94       0.00
                                                                  2009    7.94    9.94       0.00
                                                                  2010    9.94   10.87       0.44
                                                                  2011   10.87   10.87       0.00
                                                                  2012   10.87   11.97       0.00
                                                                  2013   11.97   12.46       0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   29.13   31.82   3,455.47
                                                                  2008   31.82   19.91   2,353.46
                                                                  2009   19.91   25.32     632.26
                                                                  2010   25.32   31.53     624.86
                                                                  2011   31.53   30.96      68.25
                                                                  2012   30.96   34.63   1,446.16
                                                                  2013   34.63   47.68       0.00
                                                                  2014   47.68   48.30       0.00
                                                                  2015   48.30   46.45       0.00
                                                                  2016   46.45   54.09       0.00
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.41   10.63   4,682.46
                                                                  2008   10.63    6.10   3,410.58
                                                                  2009    6.10    7.74   3,805.69
                                                                  2010    7.74    9.96   3,518.46
                                                                  2011    9.96   10.01   1,965.71
                                                                  2012   10.01   10.87   1,983.89
                                                                  2013   10.87   15.78       0.00
                                                                  2014   15.78   15.59       0.00
                                                                  2015   15.59   15.48       0.00
                                                                  2016   15.48   16.07       0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   35.30   32.10   5,771.27
                                                                  2008   32.10   16.92   5,514.14
                                                                  2009   16.92   23.38   5,504.89
                                                                  2010   23.38   26.27   5,136.67
                                                                  2011   26.27   27.38   4,304.28
                                                                  2012   27.38   29.90      40.42
                                                                  2013   29.90   39.94       0.00
                                                                  2014   39.94   39.75       0.00
                                                                  2015   39.75   35.14       0.00
                                                                  2016   35.14   42.19       0.00
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.71       0.00
                                                                  2012    9.71    9.92       0.00
                                                                  2013    9.92    9.82       0.00
                                                                  2014    9.82    9.72       0.00
                                                                  2015    9.72    9.45       0.00
                                                                  2016    9.45    9.54       0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007   36.03   37.24     601.14
                                                                  2008   37.24   27.35     596.84
                                                                  2009   27.35   31.32     591.90
                                                                  2010   31.32   33.51     590.17
                                                                  2011   33.51   33.97     584.81
                                                                  2012   33.97   37.27     581.40
                                                                  2013   37.27   43.88   2,566.69
                                                                  2014   43.88   47.36       0.00
                                                                  2015   47.36   47.41       0.00
                                                                  2016   47.41   49.53       0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007   34.32   35.04   3,126.24
                                                                  2008   35.04   20.74   2,324.40
                                                                  2009   20.74   26.72   2,815.91
                                                                  2010   26.72   29.22   3,240.32
                                                                  2011   29.22   27.38   2,280.38
                                                                  2012   27.38   30.17   1,603.64
                                                                  2013   30.17   39.39       0.00
                                                                  2014   39.39   42.54       0.00
                                                                  2015   42.54   42.53       0.00
                                                                  2016   42.53   44.56       0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.15 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007   31.33   65.85        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007   65.30   65.53      422.54
                                                                  2008   65.53   40.20      394.51
                                                                  2009   40.20   46.90       30.72
                                                                  2010   46.90   51.62       31.68
                                                                  2011   51.62   50.65        0.00
                                                                  2012   50.65   56.22        0.00
                                                                  2013   56.22   73.89        0.00
                                                                  2014   73.89   82.09        0.00
                                                                  2015   82.09   83.95        0.00
                                                                  2016   83.95   88.97        0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011   11.62    9.90    4,205.52
                                                                  2012    9.90   11.31        0.00
                                                                  2013   11.31   14.34        0.00
                                                                  2014   14.34   14.75        0.00
                                                                  2015   14.75   14.15        0.00
                                                                  2016   14.15   15.09        0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007   12.55   12.69        0.00
                                                                  2008   12.69    7.39        0.00
                                                                  2009    7.39    9.51      815.66
                                                                  2010    9.51   10.77        4.28
                                                                  2011   10.77   11.66        0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   10.72   11.07   20,186.61
                                                                  2008   11.07    9.28        0.00
                                                                  2009    9.28   10.94    3,778.70
                                                                  2010   10.94   11.79    3,780.49
                                                                  2011   11.79   11.91    3,773.57
                                                                  2012   11.91   12.73    3,771.14
                                                                  2013   12.73   12.99    3,768.85
                                                                  2014   12.99   13.28    3,766.56
                                                                  2015   13.28   12.93    3,764.34
                                                                  2016   12.93   13.22    3,762.06
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.20   11.49   19,354.68
                                                                  2008   11.49    8.82   19,521.36
                                                                  2009    8.82   10.67    1,874.49
                                                                  2010   10.67   11.65    1,880.58
                                                                  2011   11.65   11.52    1,874.46
                                                                  2012   11.52   12.57    1,874.46
                                                                  2013   12.57   13.65    1,874.46
                                                                  2014   13.65   14.01    1,874.46
                                                                  2015   14.01   13.57    1,874.46
                                                                  2016   13.57   14.09    1,874.46
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.70   11.95   36,428.33
                                                                  2008   11.95    8.34   13,858.43
                                                                  2009    8.34   10.33   16,629.14
                                                                  2010   10.33   11.45    9,253.92
                                                                  2011   11.45   11.05   13,230.64
                                                                  2012   11.05   12.25   12,773.81
                                                                  2013   12.25   14.14   12,195.84
                                                                  2014   14.14   14.54    4,355.68
                                                                  2015   14.54   14.05    4,355.68
                                                                  2016   14.05   14.73    4,355.68
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)........................................... 2013   11.19   12.70        0.00
                                                                  2014   12.70   12.62        0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   12.20   12.40   64,118.47
                                                                  2008   12.40    7.87   14,303.82
                                                                  2009    7.87    9.95   14,392.89
                                                                  2010    9.95   11.17   14,466.03
                                                                  2011   11.17   10.52   14,524.33
                                                                  2012   10.52   11.88    5,736.71
                                                                  2013   11.88   14.45    5,782.36
                                                                  2014   14.45   14.89    2,276.77
                                                                  2015   14.89   14.32    2,274.83
                                                                  2016   14.32   15.16    2,272.76

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.15 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    6.99        0.00
                                                                        2009    6.99    8.80      198.66
                                                                        2010    8.80    9.48        2.10
                                                                        2011    9.48    9.11        0.00
                                                                        2012    9.11   10.36        0.00
                                                                        2013   10.36   11.12        0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.92   10.33    2,525.77
                                                                        2013   10.33   11.56    2,435.85
                                                                        2014   11.56   12.41        0.00
                                                                        2015   12.41   11.65      787.26
                                                                        2016   11.65   12.35      787.26
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   14.87   15.64    1,864.19
                                                                        2008   15.64    9.74    4,056.11
                                                                        2009    9.74   13.04    3,153.36
                                                                        2010   13.04   16.08    3,790.91
                                                                        2011   16.08   15.39      536.80
                                                                        2012   15.39   17.68    3,224.63
                                                                        2013   17.68   22.98        0.00
                                                                        2014   22.98   24.57        0.00
                                                                        2015   24.57   23.42        0.00
                                                                        2016   23.42   27.53        0.00
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.11        0.00
                                                                        2014    1.11    1.19        0.00
                                                                        2015    1.19    1.15        0.00
                                                                        2016    1.15    1.18        0.00
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   37.91   38.94    3,816.74
                                                                        2008   38.94   23.91    3,839.97
                                                                        2009   23.91   29.47    4,106.43
                                                                        2010   29.47   33.02    3,233.81
                                                                        2011   33.02   32.85        0.00
                                                                        2012   32.85   37.11        0.00
                                                                        2013   37.11   47.83        0.00
                                                                        2014   47.83   52.95        0.00
                                                                        2015   52.95   52.29        0.00
                                                                        2016   52.29   57.01        0.00
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.34   17.01   14,044.91
                                                                        2008   17.01    9.59    8,504.57
                                                                        2009    9.59   12.35    8,700.89
                                                                        2010   12.35   13.47    4,491.87
                                                                        2011   13.47   11.77      684.01
                                                                        2012   11.77   13.44      180.10
                                                                        2013   13.44   15.69        0.00
                                                                        2014   15.69   14.29        0.00
                                                                        2015   14.29   13.74        0.00
                                                                        2016   13.74   13.33        0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   38.61   39.34    5,773.91
                                                                        2008   39.34   29.90    4,461.81
                                                                        2009   29.90   34.62    4,451.71
                                                                        2010   34.62   37.20    2,286.08
                                                                        2011   37.20   37.20      173.39
                                                                        2012   37.20   40.52       24.74
                                                                        2013   40.52   47.07       24.74
                                                                        2014   47.07   49.93       24.74
                                                                        2015   49.93   48.67       24.74
                                                                        2016   48.67   51.88       24.74
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)....................... 2007   13.88   13.03    7,428.35
                                                                        2008   13.03    8.46    5,328.48
                                                                        2009    8.46    9.98    5,757.66
                                                                        2010    9.98   10.86    5,621.98
                                                                        2011   10.86   10.70      145.12
                                                                        2012   10.70   12.18   13,998.49
                                                                        2013   12.18   16.14    1,329.91
                                                                        2014   16.14   17.46        0.00
                                                                        2015   17.46   17.03        0.00
                                                                        2016   17.03   19.02        0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))................................. 2007   28.09   28.57    1,557.81
                                                                        2008   28.57   17.02    1,647.52
                                                                        2009   17.02   20.24    1,726.46
                                                                        2010   20.24   22.64    1,730.81
                                                                        2011   22.64   20.75      787.04
                                                                        2012   20.75   23.45      782.73
                                                                        2013   23.45   25.75        0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.15 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)..................................................... 2008    9.99    6.56        0.00
                                                                 2009    6.56    8.02        0.00
                                                                 2010    8.02    8.72      661.15
                                                                 2011    8.72    8.48      623.45
                                                                 2012    8.48    9.46      592.69
                                                                 2013    9.46   10.34        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2010   11.66   13.47    3,229.13
                                                                 2011   13.47   12.27      110.43
                                                                 2012   12.27   13.13    3,716.18
                                                                 2013   13.13   17.86        0.00
                                                                 2014   17.86   17.66        0.00
                                                                 2015   17.66   16.41        0.00
                                                                 2016   16.41   14.71        0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))............................................. 2007   17.73   18.76    6,203.77
                                                                 2008   18.76    8.18    3,796.56
                                                                 2009    8.18   10.69      110.80
                                                                 2010   10.69   11.54        0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   14.41   15.59   10,001.53
                                                                 2008   15.59    8.81    9,724.14
                                                                 2009    8.81   11.07    9,961.94
                                                                 2010   11.07   11.69    9,051.96
                                                                 2011   11.69    9.99    4,361.82
                                                                 2012    9.99   11.54      394.12
                                                                 2013   11.54   13.73        0.00
                                                                 2014   13.73   12.60        0.00
                                                                 2015   12.60   12.17        0.00
                                                                 2016   12.17   12.03        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B).......... 2007   20.31   19.14    5,884.16
                                                                 2008   19.14   11.51    3,872.47
                                                                 2009   11.51   12.71    1,361.93
                                                                 2010   12.71   15.09      752.03
                                                                 2011   15.09   15.59      378.87
                                                                 2012   15.59   16.74        0.00
                                                                 2013   16.74   22.65        0.00
                                                                 2014   22.65   22.10        0.00
                                                                 2015   22.10   21.71        0.00
                                                                 2016   21.71   25.16        0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))............ 2007   15.72   14.96      320.43
                                                                 2008   14.96    9.03      355.46
                                                                 2009    9.03   12.09      332.07
                                                                 2010   12.09   14.54      303.03
                                                                 2011   14.54   13.48        0.00
                                                                 2012   13.48   13.89        0.00
                                                                 2013   13.89   15.03        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008).......................................... 2008    9.99    6.53        0.00
                                                                 2009    6.53    8.48        0.00
                                                                 2010    8.48    8.93        0.00
                                                                 2011    8.93    8.14        0.00
                                                                 2012    8.14    9.74        0.00
                                                                 2013    9.74   10.33        0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........ 2007   17.93   18.64    3,673.72
                                                                 2008   18.64   10.84    4,441.44
                                                                 2009   10.84   14.84    4,621.79
                                                                 2010   14.84   16.84    5,002.18
                                                                 2011   16.84   15.09    3,453.21
                                                                 2012   15.09   17.90    1,193.23
                                                                 2013   17.90   22.27      570.04
                                                                 2014   22.27   22.26        0.00
                                                                 2015   22.26   22.65        0.00
                                                                 2016   22.65   22.22        0.00
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014)........................................... 2014    0.99    1.03        0.00
                                                                 2015    1.03    0.95        0.00
                                                                 2016    0.95    1.03        0.00
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................ 2007   10.80   11.71    5,069.28
                                                                 2008   11.71   10.67   22,376.85
                                                                 2009   10.67   12.33    6,319.82
                                                                 2010   12.33   13.00    5,958.15
                                                                 2011   13.00   14.14    6,516.18

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.15 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------
                                                                   2012   14.14   15.10   38,689.81
                                                                   2013   15.10   13.41    3,309.76
                                                                   2014   13.41   13.51    2,213.12
                                                                   2015   13.51   12.81    2,098.08
                                                                   2016   12.81   13.16    1,989.09
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B).................. 2007   12.02   12.65   10,848.00
                                                                   2008   12.65   12.43    7,441.22
                                                                   2009   12.43   14.36   36,761.24
                                                                   2010   14.36   15.21   35,756.21
                                                                   2011   15.21   15.36   25,419.26
                                                                   2012   15.36   16.42   20,762.62
                                                                   2013   16.42   15.76        0.00
                                                                   2014   15.76   16.08        0.00
                                                                   2015   16.08   15.73        0.00
                                                                   2016   15.73   15.80        0.00
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012   10.69   10.80    2,222.39
                                                                   2013   10.80   10.09    2,143.27
                                                                   2014   10.09   10.62        0.00
                                                                   2015   10.62   10.44        0.00
                                                                   2016   10.44   10.35        0.00
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)....................................................... 2013   10.21   10.69        0.00
                                                                   2014   10.69   11.37        0.00
                                                                   2015   11.37   10.99        0.00
                                                                   2016   10.99   11.25        0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)......... 2007   17.30   16.64    5,932.50
                                                                   2008   16.64   10.80    6,290.14
                                                                   2009   10.80   13.28    6,808.57
                                                                   2010   13.28   16.46    6,782.98
                                                                   2011   16.46   15.42      317.02
                                                                   2012   15.42   17.51        0.00
                                                                   2013   17.51   23.68        0.00
                                                                   2014   23.68   24.29        0.00
                                                                   2015   24.29   22.70        0.00
                                                                   2016   22.70   26.88        0.00
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012    1.01    1.06        0.00
                                                                   2013    1.06    1.14    1,698.55
                                                                   2014    1.14    1.20    1,698.55
                                                                   2015    1.20    1.17    1,698.55
                                                                   2016    1.17    1.21        0.00
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)........................................................ 2007   11.05   11.40        0.00
                                                                   2008   11.40    8.36        0.00
                                                                   2009    8.36   10.22        0.00
                                                                   2010   10.22   11.23    9,603.71
                                                                   2011   11.23   11.10    9,600.48
                                                                   2012   11.10   12.26        0.00
                                                                   2013   12.26   13.56        0.00
                                                                   2014   13.56   14.04        0.00
                                                                   2015   14.04   13.47        0.00
                                                                   2016   13.47   13.95        0.00
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006).......... 2007   11.30   11.68      701.26
                                                                   2008   11.68    7.66      603.34
                                                                   2009    7.66    9.68      633.89
                                                                   2010    9.68   10.82      653.61
                                                                   2011   10.82   10.37      615.52
                                                                   2012   10.37   11.67      615.65
                                                                   2013   11.67   13.49        0.00
                                                                   2014   13.49   13.91        0.00
                                                                   2015   13.91   13.30        0.00
                                                                   2016   13.30   13.91        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007   13.28   14.19    2,956.12
                                                                   2008   14.19    8.05    1,172.77
                                                                   2009    8.05   11.27    1,548.19
                                                                   2010   11.27   12.88    1,543.28
                                                                   2011   12.88   12.44      777.97
                                                                   2012   12.44   14.45      773.44
                                                                   2013   14.45   19.62      769.66
                                                                   2014   19.62   20.90        0.00
                                                                   2015   20.90   22.61        0.00
                                                                   2016   22.61   22.47        0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))........... 2007    4.72    6.07      411.12
                                                                   2008    6.07    3.30    1,692.98
                                                                   2009    3.30    5.14    1,689.56
                                                                   2010    5.14    6.42    2,379.91

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.15 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2011    6.42    5.66    1,684.37
                                                                 2012    5.66    6.21    1,681.84
                                                                 2013    6.21    6.48        0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.05    9.27   21,759.71
                                                                 2008    9.27    5.46   14,447.13
                                                                 2009    5.46    7.78   19,265.38
                                                                 2010    7.78    9.73   11,046.08
                                                                 2011    9.73    9.36    4,578.85
                                                                 2012    9.36   10.42    3,867.30
                                                                 2013   10.42   13.93    3,644.31
                                                                 2014   13.93   15.37        0.00
                                                                 2015   15.37   16.05        0.00
                                                                 2016   16.05   16.69        0.00
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   13.68   14.66   15,229.88
                                                                 2008   14.66    9.13   11,823.27
                                                                 2009    9.13   12.40   10,745.82
                                                                 2010   12.40   16.34    8,544.78
                                                                 2011   16.34   16.22    5,394.50
                                                                 2012   16.22   18.40      131.28
                                                                 2013   18.40   25.97        0.00
                                                                 2014   25.97   27.11        0.00
                                                                 2015   27.11   27.18        0.00
                                                                 2016   27.18   29.66        0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   18.87   19.15    9,436.63
                                                                 2008   19.15   15.89    6,559.08
                                                                 2009   15.89   20.51    3,775.82
                                                                 2010   20.51   22.58    8,229.08
                                                                 2011   22.58   23.39    6,404.81
                                                                 2012   23.39   25.47        0.00
                                                                 2013   25.47   25.14        0.00
                                                                 2014   25.14   25.90        0.00
                                                                 2015   25.90   24.85        0.00
                                                                 2016   24.85   26.34        0.00
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   16.90   17.62    9,642.63
                                                                 2008   17.62   14.03    8,507.62
                                                                 2009   14.03   18.79    6,525.51
                                                                 2010   18.79   20.77   12,010.08
                                                                 2011   20.77   21.24    5,492.19
                                                                 2012   21.24   23.48      525.47
                                                                 2013   23.48   24.81        0.00
                                                                 2014   24.81   25.46        0.00
                                                                 2015   25.46   24.37        0.00
                                                                 2016   24.37   25.05        0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   14.76   15.03    6,413.77
                                                                 2008   15.03   14.63    3,913.44
                                                                 2009   14.63   14.90    3,826.92
                                                                 2010   14.90   15.39    9,962.75
                                                                 2011   15.39   15.85    6,137.47
                                                                 2012   15.85   15.99        0.00
                                                                 2013   15.99   15.51        0.00
                                                                 2014   15.51   15.56        0.00
                                                                 2015   15.56   15.28        0.00
                                                                 2016   15.28   15.11        0.00





                                                                                         AT 2.40 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          14.12          14.24       6,467.02
                                                                                2008          14.24          12.61       4,729.76
                                                                                2009          12.61          13.86       2,563.34
                                                                                2010          13.86          14.40       3,334.95
                                                                                2011          14.40          14.92         110.01
                                                                                2012          14.92          15.35         117.07
                                                                                2013          15.35          14.66           0.00
                                                                                2014          14.66          15.07           0.00
                                                                                2015          15.07          14.75           0.00
                                                                                2016          14.75          14.82           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          27.06          32.07      15,174.30
                                                                                2008          32.07          14.55      12,056.33

                                                                            AT 2.40 SEPARATE ACCOUNT CHARGE:
                                                                   --------------------------------------------------
                                                                           BEGINNING OF                   NUMBER OF
                                                                               YEAR        END OF YEAR   ACCUMULATION
                                                                           ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                 YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                   2009          14.55          22.91      12,276.77
                                                                   2010          22.91          27.39       9,767.04
                                                                   2011          27.39          21.62       6,193.42
                                                                   2012          21.62          24.94       2,778.10
                                                                   2013          24.94          31.24         710.27
                                                                   2014          31.24          31.14           0.00
                                                                   2015          31.14          30.48           0.00
                                                                   2016          30.48          30.39           0.00
American Funds Growth Investment Division (Class 2)............... 2007         126.79         139.05       5,257.43
                                                                   2008         139.05          76.05       5,105.89
                                                                   2009          76.05         103.51       5,079.17
                                                                   2010         103.51         119.94       4,406.96
                                                                   2011         119.94         112.09       2,312.04
                                                                   2012         112.09         129.00       1,455.43
                                                                   2013         129.00         163.85         240.97
                                                                   2014         163.85         173.58           0.00
                                                                   2015         173.58         181.08           0.00
                                                                   2016         181.08         193.56           0.00
American Funds Growth-Income Investment Division (Class 2 )....... 2007          92.17          94.51       5,912.75
                                                                   2008          94.51          57.34       5,355.24
                                                                   2009          57.34          73.47       3,607.10
                                                                   2010          73.47          79.92       3,493.34
                                                                   2011          79.92          76.60       1,281.31
                                                                   2012          76.60          87.85         949.66
                                                                   2013          87.85         114.50       1,137.26
                                                                   2014         114.50         123.68           0.00
                                                                   2015         123.68         122.50           0.00
                                                                   2016         122.50         133.37           0.00





PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.25 SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------
                                                                                  BEGINNING OF                  NUMBER OF
                                                                                          YEAR   END OF YEAR    ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION....................................................... YEAR     UNIT VALUE     UNIT VALUE           YEAR
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012).... 2012          10.13          10.41           0.00
                                                                           2013          10.41          11.32           0.00
                                                                           2014          11.32          11.88           0.00
                                                                           2015          11.88          11.68           0.00
                                                                           2016          11.68          11.83           0.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)..................................................... 2014           0.99           1.03           0.00
                                                                           2015           1.03           1.00           0.00
                                                                           2016           1.00           0.99           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............. 2007          14.12          14.24           0.00
                                                                           2008          14.24          12.61           0.00
                                                                           2009          12.61          13.86           0.00
                                                                           2010          13.86          14.40           0.00
                                                                           2011          14.40          14.92           0.00
                                                                           2012          14.92          15.35           0.00
                                                                           2013          15.35          14.66           0.00
                                                                           2014          14.66          15.07           0.00
                                                                           2015          15.07          14.75           0.00
                                                                           2016          14.75          14.82           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2). 2007          27.06          32.07         143.60
                                                                           2008          32.07          14.55          16.15
                                                                           2009          14.55          22.91          15.75
                                                                           2010          22.91          27.39          17.22
                                                                           2011          27.39          21.62          15.24
                                                                           2012          21.62          24.94          14.95
                                                                           2013          24.94          31.24          14.74
                                                                           2014          31.24          31.14          14.54
                                                                           2015          31.14          30.48          14.35
                                                                           2016          30.48          30.39          14.13
American Funds Growth Investment Division+ (Class 2)...................... 2007         126.79         139.05           0.00
                                                                           2008         139.05          76.05           0.00
                                                                           2009          76.05         103.51           0.00
                                                                           2010         103.51         119.94           0.00
                                                                           2011         119.94         112.09           0.00
                                                                           2012         112.09         129.00           0.00
                                                                           2013         129.00         163.85           0.00
                                                                           2014         163.85         173.58           0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.25 SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------
                                                                2015   173.58   181.08       0.00
                                                                2016   181.08   193.56       0.00
AMERICAN FUNDS GROWTH-INCOME INVESTMENT DIVISION+
(CLASS 2)...................................................... 2007    92.17    94.51     126.63
                                                                2008    94.51    57.34      96.65
                                                                2009    57.34    73.47      84.09
                                                                2010    73.47    79.92      56.72
                                                                2011    79.92    76.60      56.64
                                                                2012    76.60    87.85      50.36
                                                                2013    87.85   114.50      42.02
                                                                2014   114.50   123.68      37.94
                                                                2015   123.68   122.50      38.12
                                                                2016   122.50   133.37       0.00
AMERICAN FUNDS(REG. TM) BALANCED ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.00     6.97       0.00
                                                                2009     6.97     8.81       0.00
                                                                2010     8.81     9.66       0.00
                                                                2011     9.66     9.25       0.00
                                                                2012     9.25    10.26       0.00
                                                                2013    10.26    11.89       0.00
                                                                2014    11.89    12.33       0.00
                                                                2015    12.33    11.97       0.00
                                                                2016    11.97    12.62       0.00
AMERICAN FUNDS(REG. TM) GROWTH ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008     9.99     6.32       0.00
                                                                2009     6.32     8.28       0.00
                                                                2010     8.28     9.19       0.00
                                                                2011     9.19     8.56       0.00
                                                                2012     8.56     9.72       0.00
                                                                2013     9.72    11.89       0.00
                                                                2014    11.89    12.37       0.00
                                                                2015    12.37    12.00       0.00
                                                                2016    12.00    12.79       0.00
AMERICAN FUNDS(REG. TM) MODERATE ALLOCATION INVESTMENT DIVISION
(CLASS C) (4/28/2008).......................................... 2008    10.01     7.64       0.00
                                                                2009     7.64     9.21       0.00
                                                                2010     9.21     9.90       0.00
                                                                2011     9.90     9.70       0.00
                                                                2012     9.70    10.51       0.00
                                                                2013    10.51    11.67       0.00
                                                                2014    11.67    12.10       0.00
                                                                2015    12.10    11.75       0.00
                                                                2016    11.75    12.29       0.00
AQR GLOBAL RISK BALANCED INVESTMENT DIVISION (CLASS B)
(4/30/2012).................................................... 2012    11.05    11.39       0.00
                                                                2013    11.39    10.76       0.00
                                                                2014    10.76    10.94       0.00
                                                                2015    10.94     9.67       0.00
                                                                2016     9.67    10.30       0.00
BAILLIE GIFFORD INTERNATIONAL STOCK INVESTMENT DIVISION
(CLASS B)...................................................... 2007    15.70    16.90       0.00
                                                                2008    16.90     9.21       0.00
                                                                2009     9.21    10.98       0.00
                                                                2010    10.98    11.47       0.00
                                                                2011    11.47     8.95       0.00
                                                                2012     8.95    10.45       0.00
                                                                2013    10.45    11.77       0.00
                                                                2014    11.77    11.12       0.00
                                                                2015    11.12    10.63       0.00
                                                                2016    10.63    10.92       0.00
BARCLAYS AGGREGATE BOND INDEX INVESTMENT DIVISION
(CLASS B)...................................................... 2007    12.25    12.78     475.08
                                                                2008    12.78    13.20     384.94
                                                                2009    13.20    13.54   3,900.34
                                                                2010    13.54    14.00   5,660.58
                                                                2011    14.00    14.68   5,706.46
                                                                2012    14.68    14.88   8,371.45
                                                                2013    14.88    14.18   8,737.15
                                                                2014    14.18    14.62   8,699.36
                                                                2015    14.62    14.31   8,434.17
                                                                2016    14.31    14.29   8,120.83
BLACKROCK BOND INCOME INVESTMENT DIVISION (CLASS B)............ 2007    38.04    39.43       0.00
                                                                2008    39.43    37.14       0.00
                                                                2009    37.14    39.65       0.00
                                                                2010    39.65    41.90     376.72
                                                                2011    41.90    43.55     375.80
                                                                2012    43.55    45.68     375.80
                                                                2013    45.68    44.21     375.80

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.25 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2014    44.21    46.17     375.80
                                                                 2015    46.17    45.30     972.35
                                                                 2016    45.30    45.56     330.37
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B).... 2007    24.71    28.61      86.46
                                                                 2008    28.61    17.71     102.45
                                                                 2009    17.71    23.64      91.91
                                                                 2010    23.64    27.61     966.83
                                                                 2011    27.61    24.52   1,023.33
                                                                 2012    24.52    27.35     314.00
                                                                 2013    27.35    35.81     566.76
                                                                 2014    35.81    38.04     470.14
                                                                 2015    38.04    39.43     446.50
                                                                 2016    39.43    38.49     458.16
BLACKROCK CAPITAL APPRECIATION INVESTMENT DIVISION (CLASS B)
(FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT FI LARGE CAP INVESTMENT
DIVISION (CLASS B)) (5/1/2006).................................. 2007    15.83    16.05       0.00
                                                                 2008    16.05     8.64       0.00
                                                                 2009     8.64     8.97       0.00
BLACKROCK GLOBAL TACTICAL STRATEGIES INVESTMENT DIVISION
(CLASS B) (4/30/2012)........................................... 2012     9.88    10.15       0.00
                                                                 2013    10.15    10.94       0.00
                                                                 2014    10.94    11.33       0.00
                                                                 2015    11.33    11.07       0.00
                                                                 2016    11.07    11.30       0.00
BLACKROCK LARGE CAP VALUE INVESTMENT DIVISION (CLASS B)......... 2007    13.86    13.97       0.00
                                                                 2008    13.97     8.86       0.00
                                                                 2009     8.86     9.62       0.00
                                                                 2010     9.62    10.25       2.91
                                                                 2011    10.25    10.23       0.00
                                                                 2012    10.23    11.40       0.00
                                                                 2013    11.40    14.68       0.00
                                                                 2014    14.68    15.75     769.87
                                                                 2015    15.75    14.44     769.87
                                                                 2016    14.44    16.68     769.87
BLACKROCK ULTRA-SHORT TERM BOND INVESTMENT DIVISION
(CLASS B) (FORMERLY BLACKROCK MONEY MARKET INVESTMENT
DIVISION (CLASS B))............................................. 2007    18.73    19.19   1,231.32
                                                                 2008    19.19    19.25     967.35
                                                                 2009    19.25    18.87   1,110.09
                                                                 2010    18.87    18.45   1,198.15
                                                                 2011    18.45    18.04   1,202.87
                                                                 2012    18.04    17.64   1,246.30
                                                                 2013    17.64    17.24   1,408.72
                                                                 2014    17.24    16.86       0.00
                                                                 2015    16.86    16.48       0.00
                                                                 2016    16.48    16.13       0.00
CLARION GLOBAL REAL ESTATE INVESTMENT DIVISION (CLASS B)........ 2007    19.01    15.80     388.21
                                                                 2008    15.80     9.01     332.89
                                                                 2009     9.01    11.86     414.83
                                                                 2010    11.86    13.47     416.39
                                                                 2011    13.47    12.43     105.67
                                                                 2012    12.43    15.32      96.57
                                                                 2013    15.32    15.51     103.13
                                                                 2014    15.51    17.18      98.62
                                                                 2015    17.18    16.56   1,912.82
                                                                 2016    16.56    16.33   1,225.74
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2007     7.41     7.40       0.00
                                                                 2008     7.40     4.41       0.00
                                                                 2009     4.41     5.73       0.00
                                                                 2010     5.73     6.94   3,514.48
                                                                 2011     6.94     7.01   3,341.55
                                                                 2012     7.01     8.12     771.01
                                                                 2013     8.12    11.56   1,476.00
                                                                 2014    11.56    13.44   7,082.56
                                                                 2015    13.44    12.61   8,115.93
                                                                 2016    12.61    12.66   2,768.66
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH II INVESTMENT
DIVISION (CLASS B)) (4/30/2007)................................. 2007   117.79   143.67      17.49
                                                                 2008   143.67    81.47      21.69
                                                                 2009    81.47   113.80      23.79
                                                                 2010   113.80   121.72      18.69
                                                                 2011   121.72   110.04      18.86
                                                                 2012   110.04   131.80      17.27
                                                                 2013   131.80   165.97      15.79
                                                                 2014   165.97   172.36       0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.25 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
INVESTMENT DIVISION (CLASS B) AND BEFORE THAT LEGG MASON
VALUE EQUITY INVESTMENT DIVISION (CLASS B))...................... 2007    9.39    8.64       0.00
                                                                  2008    8.64    3.83       0.00
                                                                  2009    3.83    5.17       0.00
                                                                  2010    5.17    5.42       0.00
                                                                  2011    5.42    5.75       0.00
FRONTIER MID CAP GROWTH INVESTMENT DIVISION (CLASS B)............ 2007   36.30   42.67      57.96
                                                                  2008   42.67   22.59      81.70
                                                                  2009   22.59   32.93      65.68
                                                                  2010   32.93   37.02      63.98
                                                                  2011   37.02   35.03      59.80
                                                                  2012   35.03   37.90      59.81
                                                                  2013   37.90   49.08      52.90
                                                                  2014   49.08   53.21     607.03
                                                                  2015   53.21   53.38   1,687.71
                                                                  2016   53.38   54.89      83.45
HARRIS OAKMARK INTERNATIONAL INVESTMENT DIVISION (CLASS B)....... 2007   19.12   18.49       0.00
                                                                  2008   18.49   10.68       0.00
                                                                  2009   10.68   16.20      34.00
                                                                  2010   16.20   18.44       2.16
                                                                  2011   18.44   15.46       0.00
                                                                  2012   15.46   19.53       0.00
                                                                  2013   19.53   24.92       0.00
                                                                  2014   24.92   22.96     452.66
                                                                  2015   22.96   21.43   1,562.05
                                                                  2016   21.43   22.67   1,007.93
INVESCO BALANCED-RISK ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04       0.00
                                                                  2013    1.04    1.03       0.00
                                                                  2014    1.03    1.07       0.00
                                                                  2015    1.07    1.00       0.00
                                                                  2016    1.00    1.09       0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2007   24.45   24.66     184.82
                                                                  2008   24.66   12.66     184.10
                                                                  2009   12.66   18.29     183.84
                                                                  2010   18.29   22.55     184.80
                                                                  2011   22.55   20.57       0.00
                                                                  2012   20.57   22.69       0.00
INVESCO MID CAP VALUE INVESTMENT DIVISION (CLASS B).............. 2012   22.58   23.08       0.00
                                                                  2013   23.08   29.40       0.00
                                                                  2014   29.40   31.52       0.00
                                                                  2015   31.52   28.05     192.88
                                                                  2016   28.05   31.68     199.33
INVESCO SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B)........... 2007   14.00   15.20     158.66
                                                                  2008   15.20    9.10     200.03
                                                                  2009    9.10   11.91     182.42
                                                                  2010   11.91   14.70     163.69
                                                                  2011   14.70   14.22     149.24
                                                                  2012   14.22   16.43     139.70
                                                                  2013   16.43   22.52     117.01
                                                                  2014   22.52   23.77       0.00
                                                                  2015   23.77   22.84     101.67
                                                                  2016   22.84   24.89       0.00
JENNISON GROWTH INVESTMENT DIVISION (CLASS B).................... 2007    4.66    5.08       0.00
                                                                  2008    5.08    3.15       0.00
                                                                  2009    3.15    4.30       0.00
                                                                  2010    4.30    4.68       0.00
                                                                  2011    4.68    4.59       0.00
                                                                  2012    4.59    5.18       0.00
                                                                  2013    5.18    6.93       0.00
                                                                  2014    6.93    7.37   1,621.04
                                                                  2015    7.37    7.96   1,621.04
                                                                  2016    7.96    7.78   1,621.04
JENNISON GROWTH INVESTMENT DIVISION (CLASS B) (FORMERLY
OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007    8.71    9.73       0.00
                                                                  2008    9.73    5.14       0.00
                                                                  2009    5.14    7.22       0.00
                                                                  2010    7.22    7.73       5.07
                                                                  2011    7.73    7.45       0.00
                                                                  2012    7.45    8.36       0.00
JPMORGAN GLOBAL ACTIVE ALLOCATION INVESTMENT DIVISION
(CLASS B) (4/30/2012)............................................ 2012    1.01    1.04       0.00
                                                                  2013    1.04    1.13       0.00
                                                                  2014    1.13    1.18       0.00
                                                                  2015    1.18    1.16       0.00

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.25 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
                                                                  2016    1.16    1.17       0.00
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(4/29/2013)...................................................... 2013   14.46   15.80   1,357.57
                                                                  2014   15.80   15.99   1,384.37
                                                                  2015   15.99   15.82   1,395.23
                                                                  2016   15.82   16.21   1,094.42
LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/FRANKLIN INCOME INVESTMENT DIVISION (CLASS B))
(4/28/2008)...................................................... 2008    9.99    7.93     533.81
                                                                  2009    7.93    9.92     440.46
                                                                  2010    9.92   10.84     417.59
                                                                  2011   10.84   10.83     404.53
                                                                  2012   10.83   11.91     372.53
                                                                  2013   11.91   12.40       0.00
LOOMIS SAYLES SMALL CAP CORE INVESTMENT DIVISION (CLASS B)....... 2007   28.77   31.39      77.22
                                                                  2008   31.39   19.62      94.01
                                                                  2009   19.62   24.93      88.63
                                                                  2010   24.93   31.01     861.08
                                                                  2011   31.01   30.42     867.57
                                                                  2012   30.42   33.99     254.15
                                                                  2013   33.99   46.75     420.37
                                                                  2014   46.75   47.31     650.54
                                                                  2015   47.31   45.45   2,418.34
                                                                  2016   45.45   52.88     592.36
LOOMIS SAYLES SMALL CAP GROWTH INVESTMENT DIVISION
(CLASS B)........................................................ 2007   10.35   10.55       0.00
                                                                  2008   10.55    6.05       0.00
                                                                  2009    6.05    7.68       0.00
                                                                  2010    7.68    9.86       0.00
                                                                  2011    9.86    9.91       0.00
                                                                  2012    9.91   10.74       0.00
                                                                  2013   10.74   15.59       0.00
                                                                  2014   15.59   15.38       0.00
                                                                  2015   15.38   15.25       0.00
                                                                  2016   15.25   15.82       0.00
MET/ARTISAN MID CAP VALUE INVESTMENT DIVISION (CLASS B).......... 2007   34.82   31.63      86.20
                                                                  2008   31.63   16.66      85.86
                                                                  2009   16.66   23.00      85.77
                                                                  2010   23.00   25.81      86.76
                                                                  2011   25.81   26.87       0.00
                                                                  2012   26.87   29.31       0.00
                                                                  2013   29.31   39.13       0.00
                                                                  2014   39.13   38.90     292.49
                                                                  2015   38.90   34.35     292.49
                                                                  2016   34.35   41.20     292.49
MET/FRANKLIN LOW DURATION TOTAL RETURN INVESTMENT
DIVISION (CLASS B) (5/2/2011).................................... 2011    9.98    9.71       0.00
                                                                  2012    9.71    9.91       0.00
                                                                  2013    9.91    9.80       0.00
                                                                  2014    9.80    9.68       0.00
                                                                  2015    9.68    9.41       0.00
                                                                  2016    9.41    9.49       0.00
MET/WELLINGTON BALANCED INVESTMENT DIVISION (CLASS B)
(FORMERLY WMC BALANCED INVESTMENT DIVISION (CLASS B))............ 2007   35.30   36.45       0.00
                                                                  2008   36.45   26.74       0.00
                                                                  2009   26.74   30.59       0.00
                                                                  2010   30.59   32.69       0.00
                                                                  2011   32.69   33.12       0.00
                                                                  2012   33.12   36.30       0.00
                                                                  2013   36.30   42.69       0.00
                                                                  2014   42.69   46.03       0.00
                                                                  2015   46.03   46.04       0.00
                                                                  2016   46.04   48.05       0.00
MET/WELLINGTON CORE EQUITY OPPORTUNITIES INVESTMENT
DIVISION (CLASS B) (FORMERLY WMC CORE EQUITY OPPORTUNITIES
INVESTMENT DIVISION (CLASS B))................................... 2007   33.90   34.58       0.00
                                                                  2008   34.58   20.45       0.00
                                                                  2009   20.45   26.32     151.55
                                                                  2010   26.32   28.75     155.82
                                                                  2011   28.75   26.91     155.18
                                                                  2012   26.91   29.63     154.93
                                                                  2013   29.63   38.64     135.91
                                                                  2014   38.64   41.69   1,682.05
                                                                  2015   41.69   41.64   2,251.76
                                                                  2016   41.64   43.58     232.29

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.25 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION (CLASS B) AND BEFORE THAT BLACKROCK LARGE CAP
INVESTMENT DIVISION (CLASS B))................................... 2007   61.48   64.30        0.00
MET/WELLINGTON LARGE CAP RESEARCH INVESTMENT DIVISION
(CLASS B) (FORMERLY WMC LARGE CAP RESEARCH INVESTMENT
DIVISION* (CLASS B))............................................. 2007   63.76   63.94        0.00
                                                                  2008   63.94   39.19        0.00
                                                                  2009   39.19   45.67        0.00
                                                                  2010   45.67   50.22        0.00
                                                                  2011   50.22   49.23        0.00
                                                                  2012   49.23   54.58        0.00
                                                                  2013   54.58   71.67        0.00
                                                                  2014   71.67   79.54        0.00
                                                                  2015   79.54   81.26        0.00
                                                                  2016   81.26   86.03        0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)....... 2011   11.55    9.84        0.00
                                                                  2012    9.84   11.23        0.00
                                                                  2013   11.23   14.22        0.00
                                                                  2014   14.22   14.61        0.00
                                                                  2015   14.61   14.00        0.00
                                                                  2016   14.00   14.91        0.00
METLIFE ASSET ALLOCATION 100 INVESTMENT DIVISION (CLASS B)
(FORMERLY METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION
(CLASS B)) (5/1/2005)............................................ 2007   12.53   12.65        0.00
                                                                  2008   12.65    7.37        0.00
                                                                  2009    7.37    9.47        0.00
                                                                  2010    9.47   10.71        0.00
                                                                  2011   10.71   11.59        0.00
METLIFE ASSET ALLOCATION 20 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   10.70   11.04        0.00
                                                                  2008   11.04    9.24        0.00
                                                                  2009    9.24   10.89   29,668.04
                                                                  2010   10.89   11.72   31,683.25
                                                                  2011   11.72   11.83   31,442.37
                                                                  2012   11.83   12.63   31,212.47
                                                                  2013   12.63   12.88   30,976.54
                                                                  2014   12.88   13.16   30,736.32
                                                                  2015   13.16   12.79   29,476.87
                                                                  2016   12.79   13.07   27,301.54
METLIFE ASSET ALLOCATION 40 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.18   11.46    9,268.63
                                                                  2008   11.46    8.78    9,265.11
                                                                  2009    8.78   10.62   29,679.51
                                                                  2010   10.62   11.58   31,695.39
                                                                  2011   11.58   11.45   30,050.29
                                                                  2012   11.45   12.47   28,451.10
                                                                  2013   12.47   13.53   24,829.89
                                                                  2014   13.53   13.88   24,607.65
                                                                  2015   13.88   13.42   24,376.38
                                                                  2016   13.42   13.92   23,195.27
METLIFE ASSET ALLOCATION 60 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   11.68   11.92        0.00
                                                                  2008   11.92    8.31        0.00
                                                                  2009    8.31   10.29        0.00
                                                                  2010   10.29   11.38        0.00
                                                                  2011   11.38   10.98        0.00
                                                                  2012   10.98   12.15        0.00
                                                                  2013   12.15   14.02        0.00
                                                                  2014   14.02   14.40        0.00
                                                                  2015   14.40   13.90        0.00
                                                                  2016   13.90   14.56        0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS A)
(FORMERLY METLIFE GROWTH STRATEGY INVESTMENT DIVISION
(CLASS B)) (4/29/2013)........................................... 2013   11.14   12.62        0.00
                                                                  2014   12.62   12.54        0.00
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (CLASS B)
(5/1/2005)....................................................... 2007   12.18   12.37   24,768.93
                                                                  2008   12.37    7.84        0.00
                                                                  2009    7.84    9.90   56,085.00
                                                                  2010    9.90   11.11   55,628.81
                                                                  2011   11.11   10.45   55,116.54
                                                                  2012   10.45   11.79   54,539.66
                                                                  2013   11.79   14.33   52,136.76
                                                                  2014   14.33   14.74   49,493.74
                                                                  2015   14.74   14.17   46,925.95
                                                                  2016   14.17   14.98   44,250.07

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.25 SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------
METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION (FORMERLY
METLIFE GROWTH STRATEGY INVESTMENT DIVISION (CLASS B) AND
BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
INVESTMENT DIVISION (CLASS B)) (4/28/2008)............................. 2008    9.99    6.99       0.00
                                                                        2009    6.99    8.78       0.00
                                                                        2010    8.78    9.45       0.00
                                                                        2011    9.45    9.08       0.00
                                                                        2012    9.08   10.31       0.00
                                                                        2013   10.31   11.07       0.00
METLIFE BALANCED PLUS INVESTMENT DIVISION (CLASS B) (4/30/2012)........ 2012    9.91   10.31       0.00
                                                                        2013   10.31   11.53       0.00
                                                                        2014   11.53   12.36       0.00
                                                                        2015   12.36   11.59       0.00
                                                                        2016   11.59   12.28       0.00
METLIFE MID CAP STOCK INDEX INVESTMENT DIVISION (CLASS B).............. 2007   14.77   15.53      47.27
                                                                        2008   15.53    9.66      69.51
                                                                        2009    9.66   12.92     566.32
                                                                        2010   12.92   15.91     570.30
                                                                        2011   15.91   15.22     337.07
                                                                        2012   15.22   17.46   1,891.46
                                                                        2013   17.46   22.67   1,658.65
                                                                        2014   22.67   24.21   1,601.11
                                                                        2015   24.21   23.06   1,611.66
                                                                        2016   23.06   27.08   1,449.39
METLIFE MULTI-INDEX TARGETED RISK INVESTMENT DIVISION
(CLASS B) (4/29/2013).................................................. 2013    1.07    1.11       0.00
                                                                        2014    1.11    1.19       0.00
                                                                        2015    1.19    1.15       0.00
                                                                        2016    1.15    1.17       0.00
METLIFE STOCK INDEX INVESTMENT DIVISION (CLASS B)...................... 2007   37.28   38.26     173.58
                                                                        2008   38.26   23.47     253.02
                                                                        2009   23.47   28.89   2,223.53
                                                                        2010   28.89   32.35   2,495.31
                                                                        2011   32.35   32.14   1,444.15
                                                                        2012   32.14   36.28   3,125.96
                                                                        2013   36.28   46.71   2,573.89
                                                                        2014   46.71   51.66   2,591.05
                                                                        2015   51.66   50.97   2,954.28
                                                                        2016   50.97   55.51   2,155.52
MFS(REG. TM) RESEARCH INTERNATIONAL INVESTMENT DIVISION (CLASS B)...... 2007   15.25   16.89       0.00
                                                                        2008   16.89    9.51       0.00
                                                                        2009    9.51   12.24       0.00
                                                                        2010   12.24   13.33       0.00
                                                                        2011   13.33   11.64       0.00
                                                                        2012   11.64   13.28       0.00
                                                                        2013   13.28   15.49       0.00
                                                                        2014   15.49   14.09       0.00
                                                                        2015   14.09   13.53       0.00
                                                                        2016   13.53   13.12       0.00
MFS(REG. TM) TOTAL RETURN INVESTMENT DIVISION (CLASS B)................ 2007   37.86   38.54       0.00
                                                                        2008   38.54   29.25       0.00
                                                                        2009   29.25   33.84       0.00
                                                                        2010   33.84   36.33       0.00
                                                                        2011   36.33   36.29       0.00
                                                                        2012   36.29   39.49       0.00
                                                                        2013   39.49   45.83       0.00
                                                                        2014   45.83   48.56       0.00
                                                                        2015   48.56   47.29       0.00
                                                                        2016   47.29   50.37       0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B)....................... 2007   13.77   12.92       0.00
                                                                        2008   12.92    8.37       0.00
                                                                        2009    8.37    9.87       0.00
                                                                        2010    9.87   10.73       0.00
                                                                        2011   10.73   10.56       0.00
                                                                        2012   10.56   12.01       0.00
                                                                        2013   12.01   15.90       0.00
                                                                        2014   15.90   17.18       0.00
                                                                        2015   17.18   16.74       0.00
                                                                        2016   16.74   18.68       0.00
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY FI VALUE
LEADERS INVESTMENT DIVISION (CLASS B))................................. 2007   27.71   28.15       0.00
                                                                        2008   28.15   16.76       0.00
                                                                        2009   16.76   19.91       0.00
                                                                        2010   19.91   22.25       0.00
                                                                        2011   22.25   20.36       0.00
                                                                        2012   20.36   22.99       0.00
                                                                        2013   22.99   25.24       0.00


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




PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.25 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
MFS(REG. TM) VALUE INVESTMENT DIVISION (CLASS B) (FORMERLY
MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B))
(4/28/2008)..................................................... 2008    9.99    6.56       0.00
                                                                 2009    6.56    8.01       0.00
                                                                 2010    8.01    8.69       0.00
                                                                 2011    8.69    8.45       0.00
                                                                 2012    8.45    9.41       0.00
                                                                 2013    9.41   10.29       0.00
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B)....................................................... 2010   11.50   13.29       0.00
                                                                 2011   13.29   12.09       0.00
                                                                 2012   12.09   12.92       0.00
                                                                 2013   12.92   17.56       0.00
                                                                 2014   17.56   17.35     719.27
                                                                 2015   17.35   16.11   5,959.70
                                                                 2016   16.11   14.42     682.16
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
(CLASS B) (FORMERLY FI MID CAP OPPORTUNITIES INVESTMENT
DIVISION (CLASS B))............................................. 2007   17.55   18.55       0.00
                                                                 2008   18.55    8.08       0.00
                                                                 2009    8.08   10.55       0.00
                                                                 2010   10.55   11.39       0.00
MSCI EAFE(REG. TM) INDEX INVESTMENT DIVISION (CLASS B).......... 2007   14.29   15.44     249.80
                                                                 2008   15.44    8.72     364.67
                                                                 2009    8.72   10.95   1,488.00
                                                                 2010   10.95   11.55   1,739.99
                                                                 2011   11.55    9.86   1,234.26
                                                                 2012    9.86   11.38   5,469.63
                                                                 2013   11.38   13.52   5,220.91
                                                                 2014   13.52   12.39   5,510.45
                                                                 2015   12.39   11.96   5,581.91
                                                                 2016   11.96   11.81   5,987.67
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B).......... 2007   20.18   19.00      74.17
                                                                 2008   19.00   11.41      73.88
                                                                 2009   11.41   12.59      73.76
                                                                 2010   12.59   14.94      74.39
                                                                 2011   14.94   15.41       0.00
                                                                 2012   15.41   16.53       0.00
                                                                 2013   16.53   22.34       0.00
                                                                 2014   22.34   21.78       0.00
                                                                 2015   21.78   21.38       0.00
                                                                 2016   21.38   24.75       0.00
NEUBERGER BERMAN GENESIS INVESTMENT DIVISION (CLASS B)
(FORMERLY MLA MID CAP INVESTMENT DIVISION (CLASS B))............ 2007   15.63   14.87       0.00
                                                                 2008   14.87    8.97       0.00
                                                                 2009    8.97   11.99       0.00
                                                                 2010   11.99   14.41       0.00
                                                                 2011   14.41   13.34       0.00
                                                                 2012   13.34   13.74       0.00
                                                                 2013   13.74   14.85       0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS B)
(FORMERLY MET/TEMPLETON GROWTH INVESTMENT DIVISION
(CLASS B)) (4/28/2008).......................................... 2008    9.99    6.53       0.00
                                                                 2009    6.53    8.46       0.00
                                                                 2010    8.46    8.91       0.00
                                                                 2011    8.91    8.11       0.00
                                                                 2012    8.11    9.69       0.00
                                                                 2013    9.69   10.28       0.00
OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION* (CLASS B)........ 2007   17.75   18.44       0.00
                                                                 2008   18.44   10.72       0.00
                                                                 2009   10.72   14.65       0.00
                                                                 2010   14.65   16.60       0.00
                                                                 2011   16.60   14.87       0.00
                                                                 2012   14.87   17.62       0.00
                                                                 2013   17.62   21.90       0.00
                                                                 2014   21.90   21.87       0.00
                                                                 2015   21.87   22.22       0.00
                                                                 2016   22.22   21.78       0.00
PANAGORA GLOBAL DIVERSIFIED RISK INVESTMENT DIVISION
(CLASS B) (4/28/2014)........................................... 2014    0.99    1.02       0.00
                                                                 2015    1.02    0.95       0.00
                                                                 2016    0.95    1.03       0.00
PIMCO INFLATION PROTECTED BOND INVESTMENT DIVISION
(CLASS B) (5/1/2006)............................................ 2007   10.76   11.65       0.00
                                                                 2008   11.65   10.61       0.00
                                                                 2009   10.61   12.24       0.00
                                                                 2010   12.24   12.90   1,901.84
                                                                 2011   12.90   14.02   1,642.70

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.25 SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------
                                                                   2012   14.02   14.96     414.03
                                                                   2013   14.96   13.27   1,197.63
                                                                   2014   13.27   13.35   1,287.95
                                                                   2015   13.35   12.65   1,396.31
                                                                   2016   12.65   12.98   1,331.28
PIMCO TOTAL RETURN INVESTMENT DIVISION (CLASS B).................. 2007   11.95   12.57       0.00
                                                                   2008   12.57   12.34       0.00
                                                                   2009   12.34   14.24      37.84
                                                                   2010   14.24   15.06     525.12
                                                                   2011   15.06   15.19     524.61
                                                                   2012   15.19   16.23     524.61
                                                                   2013   16.23   15.56     524.61
                                                                   2014   15.56   15.85     524.61
                                                                   2015   15.85   15.50   2,448.24
                                                                   2016   15.50   15.55   1,151.56
PYRAMIS(REG. TM) GOVERNMENT INCOME INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012   10.68   10.78       0.00
                                                                   2013   10.78   10.06       0.00
                                                                   2014   10.06   10.58       0.00
                                                                   2015   10.58   10.39       0.00
                                                                   2016   10.39   10.29       0.00
PYRAMIS(REG. TM) MANAGED RISK INVESTMENT DIVISION (CLASS B)
(4/29/2013)....................................................... 2013   10.21   10.68       0.00
                                                                   2014   10.68   11.35       0.00
                                                                   2015   11.35   10.96       0.00
                                                                   2016   10.96   11.20       0.00
RUSSELL 2000(REG. TM) INDEX INVESTMENT DIVISION (CLASS B)......... 2007   17.16   16.49       0.00
                                                                   2008   16.49   10.69       0.00
                                                                   2009   10.69   13.14       0.00
                                                                   2010   13.14   16.26       2.20
                                                                   2011   16.26   15.22       0.00
                                                                   2012   15.22   17.26     945.92
                                                                   2013   17.26   23.33     824.82
                                                                   2014   23.33   23.90   4,080.57
                                                                   2015   23.90   22.32   5,262.44
                                                                   2016   22.32   26.40   1,453.45
SCHRODERS GLOBAL MULTI-ASSET INVESTMENT DIVISION (CLASS B)
(4/30/2012)....................................................... 2012    1.01    1.06       0.00
                                                                   2013    1.06    1.14       0.00
                                                                   2014    1.14    1.20       0.00
                                                                   2015    1.20    1.16       0.00
                                                                   2016    1.16    1.20       0.00
SSGA GROWTH AND INCOME ETF INVESTMENT DIVISION (CLASS B)
(5/1/2006)........................................................ 2007   11.04   11.37       0.00
                                                                   2008   11.37    8.33       0.00
                                                                   2009    8.33   10.18       0.00
                                                                   2010   10.18   11.17       0.00
                                                                   2011   11.17   11.04       0.00
                                                                   2012   11.04   12.17       0.00
                                                                   2013   12.17   13.44       0.00
                                                                   2014   13.44   13.91       0.00
                                                                   2015   13.91   13.33       0.00
                                                                   2016   13.33   13.79       0.00
SSGA GROWTH ETF INVESTMENT DIVISION (CLASS B) (5/1/2006).......... 2007   11.29   11.66       0.00
                                                                   2008   11.66    7.64       0.00
                                                                   2009    7.64    9.64       0.00
                                                                   2010    9.64   10.76       0.00
                                                                   2011   10.76   10.30       0.00
                                                                   2012   10.30   11.58       0.00
                                                                   2013   11.58   13.37       0.00
                                                                   2014   13.37   13.78       0.00
                                                                   2015   13.78   13.16       0.00
                                                                   2016   13.16   13.76       0.00
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007   13.17   14.06       0.00
                                                                   2008   14.06    7.97       0.00
                                                                   2009    7.97   11.15       0.00
                                                                   2010   11.15   12.73       0.00
                                                                   2011   12.73   12.28       0.00
                                                                   2012   12.28   14.24       0.00
                                                                   2013   14.24   19.33     890.45
                                                                   2014   19.33   20.57   2,530.21
                                                                   2015   20.57   22.22   2,993.05
                                                                   2016   22.22   22.06   1,866.58
T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION (CLASS B)
(FORMERLY RCM TECHNOLOGY INVESTMENT DIVISION (CLASS B))........... 2007    4.69    6.03       0.00
                                                                   2008    6.03    3.27       0.00
                                                                   2009    3.27    5.09       0.00
                                                                   2010    5.09    6.36   3,805.04

PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
2.25 SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------
                                                                 2011    6.36    5.60   3,927.45
                                                                 2012    5.60    6.14   1,017.82
                                                                 2013    6.14    6.40       0.00
T. ROWE PRICE MID CAP GROWTH INVESTMENT DIVISION (CLASS B)...... 2007    8.01    9.21     265.21
                                                                 2008    9.21    5.42     344.24
                                                                 2009    5.42    7.71     410.15
                                                                 2010    7.71    9.63   2,885.21
                                                                 2011    9.63    9.26   2,865.34
                                                                 2012    9.26   10.29     944.02
                                                                 2013   10.29   13.75   1,525.09
                                                                 2014   13.75   15.16   2,090.18
                                                                 2015   15.16   15.81   1,999.74
                                                                 2016   15.81   16.42   2,011.03
T. ROWE PRICE SMALL CAP GROWTH INVESTMENT DIVISION (CLASS B).... 2007   13.54   14.50       0.00
                                                                 2008   14.50    9.03       0.00
                                                                 2009    9.03   12.24       0.00
                                                                 2010   12.24   16.11   1,506.80
                                                                 2011   16.11   15.98   1,481.37
                                                                 2012   15.98   18.11     347.31
                                                                 2013   18.11   25.54     675.65
                                                                 2014   25.54   26.63   1,117.15
                                                                 2015   26.63   26.68   1,094.52
                                                                 2016   26.68   29.08   1,105.06
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B)................................... 2007   18.64   18.90      80.52
                                                                 2008   18.90   15.67      80.20
                                                                 2009   15.67   20.20      80.11
                                                                 2010   20.20   22.21      82.21
                                                                 2011   22.21   22.99       0.00
                                                                 2012   22.99   25.01       0.00
                                                                 2013   25.01   24.66       0.00
                                                                 2014   24.66   25.39       0.00
                                                                 2015   25.39   24.32       0.00
                                                                 2016   24.32   25.76     534.79
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION (CLASS B) (FORMERLY LORD ABBETT BOND
DEBENTURE INVESTMENT DIVISION (CLASS B))........................ 2007   16.72   17.41       0.00
                                                                 2008   17.41   13.86       0.00
                                                                 2009   13.86   18.53      53.24
                                                                 2010   18.53   20.47      54.11
                                                                 2011   20.47   20.91      50.76
                                                                 2012   20.91   23.09      49.07
                                                                 2013   23.09   24.38      52.68
                                                                 2014   24.38   24.99      53.95
                                                                 2015   24.99   23.90   1,051.72
                                                                 2016   23.90   24.56       0.00
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT INVESTMENT
DIVISION (CLASS B).............................................. 2007   14.58   14.83       0.00
                                                                 2008   14.83   14.42       0.00
                                                                 2009   14.42   14.68     327.92
                                                                 2010   14.68   15.14     353.52
                                                                 2011   15.14   15.58     339.24
                                                                 2012   15.58   15.70     357.23
                                                                 2013   15.70   15.21     417.87
                                                                 2014   15.21   15.25     441.59
                                                                 2015   15.25   14.96     453.06
                                                                 2016   14.96   14.77     465.84





                                                                                         AT 2.50 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2007          13.99          14.09           0.00
                                                                                2008          14.09          12.46           0.00
                                                                                2009          12.46          13.68           0.00
                                                                                2010          13.68          14.21           0.00
                                                                                2011          14.21          14.70           0.00
                                                                                2012          14.70          15.11           0.00
                                                                                2013          15.11          14.42           0.00
                                                                                2014          14.42          14.80           0.00
                                                                                2015          14.80          14.48           0.00
                                                                                2016          14.48          14.54           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2007          26.82          31.76         190.14
                                                                                2008          31.76          14.39         236.85

                                                                                      AT 2.50 SEPARATE
                                                                                       ACCOUNT CHARGE:
                                                                                    ---------------------
                                                                                            BEGINNING OF
                                                                                                YEAR
                                                                                            ACCUMULATION
INVESTMENT DIVISION                                                                  YEAR    UNIT VALUE
----------------------------------------------------------------------------------- ------ --------------
                                                                                    2009          14.39
                                                                                    2010          22.65
                                                                                    2011          27.04
                                                                                    2012          21.32
                                                                                    2013          24.58
                                                                                    2014          30.75
                                                                                    2015          30.63
                                                                                    2016          29.95
American Funds Growth Investment Division (Class 2)................................ 2007         123.92
                                                                                    2008         135.77
                                                                                    2009          74.18
                                                                                    2010         100.86
                                                                                    2011         116.75
                                                                                    2012         109.00
                                                                                    2013         125.32
                                                                                    2014         159.02
                                                                                    2015         168.29
                                                                                    2016         175.39
American Funds Growth-Income Investment Division (Class 2 )........................ 2007          90.08
                                                                                    2008          92.28
                                                                                    2009          55.93
                                                                                    2010          71.59
                                                                                    2011          77.80
                                                                                    2012          74.49
                                                                                    2013          85.35
                                                                                    2014         111.13
                                                                                    2015         119.91
                                                                                    2016         118.65
The assets of the Lord Abbett Bond Debenture Investment Division of the
Met Investors Fund merged into Western Asset Management Strategic Bond
Opportunities Investment Division of the Metropolitan Fund on May 2,
2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord
Abbett Bond Debenture Investment Division..........................................
The assets of the ClearBridge Aggressive Growth II Investment Division of
the Met Investors Fund merged into ClearBridge Aggressive Growth
Investment Division of the Met Investors Fund on April 28, 2014.
Accumulation Unit Values prior to April 28, 2014 are those of the
ClearBridge Aggressive Growth II Investment Division...............................
The assets of the MetLife Growth Strategy Investment Division of the Met
Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment
Division...........................................................................
The assets of the FI Value Leaders Investment Division of the Metropolitan
Fund were merged into MFS(Reg. TM) Value Investment Division of the Metropolitan
Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division..............................
The assets of the Met/Franklin Income Investment Division of the Met
Investors Fund were merged into Loomis Sayles Global Markets Investment
Division of the Met Investors Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the Met/Franklin Income
Investment Division................................................................
The assets of the Met/Franklin Mutual Shares Investment Division of the Met
Investors Fund were merged into MFS(Reg. TM) Value Investment Division of the
Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Mutual Shares Investment
Division...........................................................................
The assets of the Met/Franklin Templeton Founding Strategy Investment
Division of the Met Investors Fund were merged into MetLife Growth
Strategy Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Franklin Templeton Founding Strategy Investment Division.......................
The assets of the MLA Mid Cap Investment Division of the Met Investors
Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the MLA Mid Cap Investment Division....................
The assets of the RCM Technology Investment Division of the Met Investors
Fund were merged into T. Rowe Price Large Cap Growth Investment
Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the RCM Technology Investment
Division. The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity
Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Templeton Growth Investment Division...........................................



                                                                                      AT 2.50 SEPARATE ACCOUNT
                                                                                               CHARGE:
                                                                                    ----------------------------
                                                                                                     NUMBER OF
                                                                                      END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                   UNIT VALUE        YEAR
----------------------------------------------------------------------------------- -------------- -------------
                                                                                           22.65         319.95
                                                                                           27.04         280.31
                                                                                           21.32         191.39
                                                                                           24.58         187.44
                                                                                           30.75         168.48
                                                                                           30.63          89.43
                                                                                           29.95         276.39
                                                                                           29.82         282.14
American Funds Growth Investment Division (Class 2)................................       135.77          53.87
                                                                                           74.18          60.33
                                                                                          100.86          57.15
                                                                                          116.75          56.11
                                                                                          109.00          19.36
                                                                                          125.32          18.26
                                                                                          159.02          16.34
                                                                                          168.29           0.00
                                                                                          175.39           0.00
                                                                                          187.29           0.00
American Funds Growth-Income Investment Division (Class 2 )........................        92.28          92.69
                                                                                           55.93          98.58
                                                                                           71.59         123.67
                                                                                           77.80         166.80
                                                                                           74.49         140.96
                                                                                           85.35          26.60
                                                                                          111.13          23.33
                                                                                          119.91           0.00
                                                                                          118.65           0.00
                                                                                          129.05           0.00
The assets of the Lord Abbett Bond Debenture Investment Division of the
Met Investors Fund merged into Western Asset Management Strategic Bond
Opportunities Investment Division of the Metropolitan Fund on May 2,
2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord
Abbett Bond Debenture Investment Division..........................................
The assets of the ClearBridge Aggressive Growth II Investment Division of
the Met Investors Fund merged into ClearBridge Aggressive Growth
Investment Division of the Met Investors Fund on April 28, 2014.
Accumulation Unit Values prior to April 28, 2014 are those of the
ClearBridge Aggressive Growth II Investment Division...............................
The assets of the MetLife Growth Strategy Investment Division of the Met
Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment
Division...........................................................................
The assets of the FI Value Leaders Investment Division of the Metropolitan
Fund were merged into MFS(Reg. TM) Value Investment Division of the Metropolitan
Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division..............................
The assets of the Met/Franklin Income Investment Division of the Met
Investors Fund were merged into Loomis Sayles Global Markets Investment
Division of the Met Investors Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the Met/Franklin Income
Investment Division................................................................
The assets of the Met/Franklin Mutual Shares Investment Division of the Met
Investors Fund were merged into MFS(Reg. TM) Value Investment Division of the
Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Mutual Shares Investment
Division...........................................................................
The assets of the Met/Franklin Templeton Founding Strategy Investment
Division of the Met Investors Fund were merged into MetLife Growth
Strategy Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Franklin Templeton Founding Strategy Investment Division.......................
The assets of the MLA Mid Cap Investment Division of the Met Investors
Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the MLA Mid Cap Investment Division....................
The assets of the RCM Technology Investment Division of the Met Investors
Fund were merged into T. Rowe Price Large Cap Growth Investment
Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the RCM Technology Investment
Division. The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity
Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Templeton Growth Investment Division...........................................

                                                                                       AT 2.50 SEPARATE ACCOUNT CHARGE:
                                                                              --------------------------------------------------
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
The assets of the Oppenheimer Global Equity Investment Division of the
Metropolitan Fund were merged into Oppenheimer Global Equity
Investment Division of the Met Investors Trust on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Oppenheimer Global Equity Portfolio of the Metropolitan Fund.................
The assets of the Oppenheimer Capital Appreciation Investment Division of
the Met Investors Fund were merged into the Jennison Growth Investment
Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit
Values prior to April 30, 2012 are those of the Oppenheimer Capital
Appreciation Investment Division.............................................
The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund
were merged into the Lord Abbett Mid Cap Value Investment Division of the
Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to
April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment
Division of the Metropolitan Fund............................................
The assets of Legg Mason Value Equity Investment Division of the Met
Investors Fund were merged into the Legg Mason ClearBridge Aggressive
Growth Investment Division of the Met Investors Fund on May 2, 2011.
Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason
Value Equity Investment Division.............................................
The assets of MetLife Aggressive Allocation Investment Division of the
Metropolitan Fund were merged into the MetLife Aggressive Strategy
Investment Division of the Met Investors Fund on May 2, 2011.
Accumulation Unit Values prior to May 2, 2011 are those of the MetLife
Aggressive Allocation Investment Division....................................
The assets of FI Mid Cap Opportunities Investment Division of the
Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth
Investment Division of the Met Investors Fund on May 3, 2010.
Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap
Opportunities Investment Division............................................
The assets of FI Large Cap Investment Division of the Metropolitan Fund
were merged into the BlackRock Legacy Large Cap Growth Investment
Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit
Values prior to May 1, 2009 are those of the FI Large Cap Investment
Division.....................................................................
The assets of BlackRock Large Cap Investment Division (formerly BlackRock
Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors
Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.....................
The assets of the MFS(Reg. TM) Investors Trust Investment Division of the
Metropolitan Fund were merged into the Legg Mason Value Equity
Investment Division of the Met Investors Fund prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(Reg. TM) Investors Trust Investment Division................
The assets in Met/Putnam Voyager Investment Division of the Metropolitan
Fund were merged into Jennison Growth Investment Division of the
Metropolitan Fund prior to the opening of business on May 2, 2005. The
Met/Putnam Voyager Investment Division is no longer available................
*We are waiving a portion of the Separate Account charge for the
Investment Division investing in the Met/Wellington Large Cap Research Portfolio and Oppenheimer Global Equity Portfolio......................................
+ The Accumulation Unit Values for this American Funds(Reg. TM) Investment
Division are calculated with an additional .15% Separate Account charge which was in effect prior to May 1, 2004.....................................
Please see the Table of Expenses for more information........................


                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Investment Divisions of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A as of December 31, 2016, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                                          AMERICAN FUNDS
                                              AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL          AMERICAN FUNDS
                                                   BOND              GLOBAL GROWTH        CAPITALIZATION             GROWTH
                                            INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $          92,324,403  $            552,875  $         458,931,656  $        963,320,711
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................             92,324,403               552,875            458,931,656           963,320,711
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     14                    --                     22                    10
   Due to Metropolitan Life
     Insurance Company..................                      1                    --                      1                     2
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     15                    --                     23                    12
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $          92,324,388  $            552,875  $         458,931,633  $        963,320,699
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          92,169,097  $            552,875  $         458,441,332  $        962,553,133
   Net assets from contracts in payout..                155,291                    --                490,301               767,566
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $          92,324,388  $            552,875  $         458,931,633  $        963,320,699
                                          =====================  ====================  =====================  ====================



 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             AMERICAN FUNDS       BLACKROCK GLOBAL       CALVERT VP SRI         CALVERT VP SRI
                                              GROWTH-INCOME        ALLOCATION V.I.          BALANCED            MID CAP GROWTH
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $        798,505,853  $            521,357  $          52,584,591  $          10,134,827
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                     --
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Assets....................           798,505,853               521,357             52,584,591             10,134,827
                                          --------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     8                     3                      3                     --
   Due to Metropolitan Life
     Insurance Company..................                   147                    --                      1                     --
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Liabilities...............                   155                     3                      4                     --
                                          --------------------  --------------------  ---------------------  ---------------------

NET ASSETS..............................  $        798,505,698  $            521,354  $          52,584,587  $          10,134,827
                                          ====================  ====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        797,304,864  $            521,354  $          52,584,587  $          10,134,827
   Net assets from contracts in payout..             1,200,834                    --                     --                     --
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Net Assets................  $        798,505,698  $            521,354  $          52,584,587  $          10,134,827
                                          ====================  ====================  =====================  =====================


                                              DELAWARE VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                             SMALL CAP VALUE         CONTRAFUND           EQUITY-INCOME         FREEDOM 2020
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $             34,484  $          1,206,625  $         80,761,385  $           1,711,114
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................                34,484             1,206,625            80,761,385              1,711,114
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     1                     1                     3                     --
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     1                     1                     3                     --
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $             34,483  $          1,206,624  $         80,761,382  $           1,711,114
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             34,483  $          1,206,624  $         79,653,937  $           1,711,114
   Net assets from contracts in payout..                    --                    --             1,107,445                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $             34,483  $          1,206,624  $         80,761,382  $           1,711,114
                                          ====================  ====================  ====================  =====================


                                              FIDELITY VIP           FIDELITY VIP
                                              FREEDOM 2025           FREEDOM 2030
                                           INVESTMENT DIVISION    INVESTMENT DIVISION
                                          ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $           1,453,627  $           2,081,941
   Due from Metropolitan Life
     Insurance Company..................                     --                     --
                                          ---------------------  ---------------------
        Total Assets....................              1,453,627              2,081,941
                                          ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     --                     --
   Due to Metropolitan Life
     Insurance Company..................                      1                     --
                                          ---------------------  ---------------------
        Total Liabilities...............                      1                     --
                                          ---------------------  ---------------------

NET ASSETS..............................  $           1,453,626  $           2,081,941
                                          =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           1,453,626  $           2,081,941
   Net assets from contracts in payout..                     --                     --
                                          ---------------------  ---------------------
        Total Net Assets................  $           1,453,626  $           2,081,941
                                          =====================  =====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                              FIDELITY VIP          FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                              FREEDOM 2040          FREEDOM 2050         FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                           INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $            184,274  $            147,402  $         296,580,948  $         286,717,673
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                     --
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Assets....................               184,274               147,402            296,580,948            286,717,673
                                          --------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                     --                     --
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                      1                     --
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Liabilities...............                    --                    --                      1                     --
                                          --------------------  --------------------  ---------------------  ---------------------

NET ASSETS..............................  $            184,274  $            147,402  $         296,580,947  $         286,717,673
                                          ====================  ====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            184,274  $            147,402  $         296,580,947  $         286,717,673
   Net assets from contracts in payout..                    --                    --                     --                     --
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Net Assets................  $            184,274  $            147,402  $         296,580,947  $         286,717,673
                                          ====================  ====================  =====================  =====================


                                              FIDELITY VIP                                 FIDELITY VIP
                                               GOVERNMENT                                INVESTMENT GRADE        FIDELITY VIP
                                              MONEY MARKET       FIDELITY VIP GROWTH           BOND                 MID CAP
                                           INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          6,122,224  $          83,862,384  $         12,364,481  $            649,196
   Due from Metropolitan Life
     Insurance Company..................                    --                     --                    --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................             6,122,224             83,862,384            12,364,481               649,196
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                     --                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                     1                      1                    --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                     1                      1                    --                    --
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $          6,122,223  $          83,862,383  $         12,364,481  $            649,196
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,122,223  $          83,862,383  $         12,364,481  $            649,196
   Net assets from contracts in payout..                    --                     --                    --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $          6,122,223  $          83,862,383  $         12,364,481  $            649,196
                                          ====================  =====================  ====================  ====================


                                            FTVIPT TEMPLETON
                                               DEVELOPING          FTVIPT TEMPLETON
                                               MARKETS VIP            FOREIGN VIP
                                           INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $            221,198  $               1,390
   Due from Metropolitan Life
     Insurance Company..................                     1                      1
                                          --------------------  ---------------------
        Total Assets....................               221,199                  1,391
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     1                      1
   Due to Metropolitan Life
     Insurance Company..................                    --                     --
                                          --------------------  ---------------------
        Total Liabilities...............                     1                      1
                                          --------------------  ---------------------

NET ASSETS..............................  $            221,198  $               1,390
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            221,198  $               1,390
   Net assets from contracts in payout..                    --                     --
                                          --------------------  ---------------------
        Total Net Assets................  $            221,198  $               1,390
                                          ====================  =====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                                                                             LMPVET                LMPVET
                                              IVY VIP ASSET          JANUS ASPEN      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                STRATEGY             ENTERPRISE           APPRECIATION        DIVIDEND STRATEGY
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              2,651  $            247,765  $             32,120  $             66,434
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 2,651               247,765                32,120                66,434
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     1                     1                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                     1                     1                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              2,650  $            247,764  $             32,119  $             66,433
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              2,650  $            247,764  $             32,119  $             66,433
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              2,650  $            247,764  $             32,119  $             66,433
                                          ====================  ====================  ====================  ====================


                                                                                             LMPVET
                                                 LMPVET                LMPVET             ENTRUSTPERMAL
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE       ALTERNATIVE          LMPVIT WESTERN
                                            LARGE CAP GROWTH      SMALL CAP GROWTH         SELECT VIT           ASSET CORE PLUS
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $            693,532  $             41,208  $           2,205,505  $            165,327
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................               693,532                41,208              2,205,505               165,327
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     1                      1                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                     --                     1
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     1                     2                      1                     1
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $            693,531  $             41,206  $           2,205,504  $            165,326
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            693,531  $             41,206  $           2,205,504  $            165,326
   Net assets from contracts in payout..                    --                    --                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $            693,531  $             41,206  $           2,205,504  $            165,326
                                          ====================  ====================  =====================  ====================


                                                                     MIST ALLIANZ
                                                                   GLOBAL INVESTORS
                                              MIST AB GLOBAL            DYNAMIC
                                            DYNAMIC ALLOCATION     MULTI-ASSET PLUS
                                            INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $       1,594,255,025  $         74,463,740
   Due from Metropolitan Life
     Insurance Company..................                     --                    --
                                          ---------------------  --------------------
        Total Assets....................          1,594,255,025            74,463,740
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      5                     5
   Due to Metropolitan Life
     Insurance Company..................                      1                     1
                                          ---------------------  --------------------
        Total Liabilities...............                      6                     6
                                          ---------------------  --------------------

NET ASSETS..............................  $       1,594,255,019  $         74,463,734
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       1,594,218,275  $         74,463,734
   Net assets from contracts in payout..                 36,744                    --
                                          ---------------------  --------------------
        Total Net Assets................  $       1,594,255,019  $         74,463,734
                                          =====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                              MIST AMERICAN         MIST AMERICAN                               MIST AMERICAN
                                             FUNDS BALANCED         FUNDS GROWTH          MIST AMERICAN        FUNDS MODERATE
                                               ALLOCATION            ALLOCATION           FUNDS GROWTH           ALLOCATION
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        854,544,983  $        423,353,685  $        371,921,171  $         943,720,969
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................           854,544,983           423,353,685           371,921,171            943,720,969
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     6                     7                     7                      4
   Due to Metropolitan Life
     Insurance Company..................                     2                     1                     3                      2
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     8                     8                    10                      6
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $        854,544,975  $        423,353,677  $        371,921,161  $         943,720,963
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        854,166,928  $        423,293,113  $        371,890,620  $         943,272,070
   Net assets from contracts in payout..               378,047                60,564                30,541                448,893
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $        854,544,975  $        423,353,677  $        371,921,161  $         943,720,963
                                          ====================  ====================  ====================  =====================


                                                                    MIST BLACKROCK
                                             MIST AQR GLOBAL        GLOBAL TACTICAL       MIST BLACKROCK         MIST CLARION
                                              RISK BALANCED           STRATEGIES            HIGH YIELD        GLOBAL REAL ESTATE
                                           INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       1,265,046,979  $      1,989,443,863  $            331,032  $        220,012,348
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                     3
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................          1,265,046,979         1,989,443,863               331,032           220,012,351
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      3                     6                     2                    17
   Due to Metropolitan Life
     Insurance Company..................                      3                     1                     1                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                      6                     7                     3                    17
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $       1,265,046,973  $      1,989,443,856  $            331,029  $        220,012,334
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       1,265,016,708  $      1,989,376,184  $            331,029  $        219,818,782
   Net assets from contracts in payout..                 30,265                67,672                    --               193,552
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $       1,265,046,973  $      1,989,443,856  $            331,029  $        220,012,334
                                          =====================  ====================  ====================  ====================



                                            MIST CLEARBRIDGE         MIST GOLDMAN
                                            AGGRESSIVE GROWTH     SACHS MID CAP VALUE
                                           INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        556,843,927  $             324,310
   Due from Metropolitan Life
     Insurance Company..................                    12                     --
                                          --------------------  ---------------------
        Total Assets....................           556,843,939                324,310
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    14                      2
   Due to Metropolitan Life
     Insurance Company..................                    --                      1
                                          --------------------  ---------------------
        Total Liabilities...............                    14                      3
                                          --------------------  ---------------------

NET ASSETS..............................  $        556,843,925  $             324,307
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        556,576,403  $             324,307
   Net assets from contracts in payout..               267,522                     --
                                          --------------------  ---------------------
        Total Net Assets................  $        556,843,925  $             324,307
                                          ====================  =====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                               MIST HARRIS          MIST INVESCO
                                                 OAKMARK            BALANCED-RISK              MIST              MIST INVESCO
                                              INTERNATIONAL          ALLOCATION          INVESCO COMSTOCK        MID CAP VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        494,276,847  $         522,371,530  $             14,410  $        432,480,594
   Due from Metropolitan Life
     Insurance Company..................                     4                     --                     1                    46
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................           494,276,851            522,371,530                14,411           432,480,640
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    20                      2                     3                    14
   Due to Metropolitan Life
     Insurance Company..................                    --                      1                    --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                    20                      3                     3                    14
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $        494,276,831  $         522,371,527  $             14,408  $        432,480,626
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        493,892,076  $         522,371,527  $             14,408  $        431,949,815
   Net assets from contracts in payout..               384,755                     --                    --               530,811
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $        494,276,831  $         522,371,527  $             14,408  $        432,480,626
                                          ====================  =====================  ====================  ====================


                                                                                              MIST
                                              MIST INVESCO          MIST JPMORGAN        JPMORGAN GLOBAL        MIST JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND         ACTIVE ALLOCATION      SMALL CAP VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         51,145,418  $         97,321,518  $        811,489,229  $         26,497,524
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            51,145,418            97,321,518           811,489,229            26,497,524
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    19                     4                     2                     8
   Due to Metropolitan Life
     Insurance Company..................                     2                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    21                     5                     2                     9
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         51,145,397  $         97,321,513  $        811,489,227  $         26,497,515
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         51,123,235  $         97,308,039  $        811,489,227  $         26,496,362
   Net assets from contracts in payout..                22,162                13,474                    --                 1,153
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         51,145,397  $         97,321,513  $        811,489,227  $         26,497,515
                                          ====================  ====================  ====================  ====================


                                                                  MIST MET/ABERDEEN
                                           MIST LOOMIS SAYLES         EMERGING
                                             GLOBAL MARKETS        MARKETS EQUITY
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        117,860,078  $         51,521,599
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           117,860,078            51,521,599
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                     9
   Due to Metropolitan Life
     Insurance Company..................                     2                     1
                                          --------------------  --------------------
        Total Liabilities...............                    12                    10
                                          --------------------  --------------------

NET ASSETS..............................  $        117,860,066  $         51,521,589
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        117,815,059  $         51,513,247
   Net assets from contracts in payout..                45,007                 8,342
                                          --------------------  --------------------
        Total Net Assets................  $        117,860,066  $         51,521,589
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                         MIST MET/FRANKLIN           MIST
                                            MIST MET/ARTISAN        MIST MET/EATON         LOW DURATION          MET/TEMPLETON
                                              INTERNATIONAL       VANCE FLOATING RATE      TOTAL RETURN       INTERNATIONAL BOND
                                           INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $               2,649  $         26,476,754  $         82,027,404  $          7,790,772
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................                  2,649            26,476,754            82,027,404             7,790,772
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      2                     6                    11                     7
   Due to Metropolitan Life
     Insurance Company..................                     --                     1                     2                     1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                      2                     7                    13                     8
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $               2,647  $         26,476,747  $         82,027,391  $          7,790,764
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $               2,647  $         26,476,747  $         81,961,102  $          7,790,764
   Net assets from contracts in payout..                     --                    --                66,289                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $               2,647  $         26,476,747  $         82,027,391  $          7,790,764
                                          =====================  ====================  ====================  ====================


                                                  MIST
                                             MET/WELLINGTON                                                      MIST METLIFE
                                           LARGE CAP RESEARCH        VARIABLE B            VARIABLE C        ASSET ALLOCATION 100
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        691,190,851  $         11,083,638  $          1,421,419  $         218,682,430
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................           691,190,851            11,083,638             1,421,419            218,682,430
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    19                    --                    --                      6
   Due to Metropolitan Life
     Insurance Company..................                     4                    --                    --                      8
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    23                    --                    --                     14
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $        691,190,828  $         11,083,638  $          1,421,419  $         218,682,416
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        683,798,238  $         10,787,995  $          1,421,419  $         212,578,584
   Net assets from contracts in payout..             7,392,590               295,643                    --              6,103,832
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $        691,190,828  $         11,083,638  $          1,421,419  $         218,682,416
                                          ====================  ====================  ====================  =====================


                                                                     MIST METLIFE
                                               MIST METLIFE           MULTI-INDEX
                                               BALANCED PLUS         TARGETED RISK
                                            INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $       3,476,074,959  $        900,136,790
   Due from Metropolitan Life
     Insurance Company..................                     --                    --
                                          ---------------------  --------------------
        Total Assets....................          3,476,074,959           900,136,790
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      4                     7
   Due to Metropolitan Life
     Insurance Company..................                     --                    --
                                          ---------------------  --------------------
        Total Liabilities...............                      4                     7
                                          ---------------------  --------------------

NET ASSETS..............................  $       3,476,074,955  $        900,136,783
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       3,475,994,104  $        900,136,783
   Net assets from contracts in payout..                 80,851                    --
                                          ---------------------  --------------------
        Total Net Assets................  $       3,476,074,955  $        900,136,783
                                          =====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                              MIST
                                              MIST METLIFE        MIST MFS RESEARCH      MORGAN STANLEY       MIST OPPENHEIMER
                                             SMALL CAP VALUE        INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         18,727,170  $        185,265,748  $        269,357,075  $        240,714,712
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            18,727,170           185,265,748           269,357,075           240,714,712
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                    17                    18                    17
   Due to Metropolitan Life
     Insurance Company..................                    --                    10                     3                     6
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                    27                    21                    23
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         18,727,164  $        185,265,721  $        269,357,054  $        240,714,689
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         18,727,164  $        184,876,424  $        268,959,749  $        240,443,542
   Net assets from contracts in payout..                    --               389,297               397,305               271,147
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         18,727,164  $        185,265,721  $        269,357,054  $        240,714,689
                                          ====================  ====================  ====================  ====================


                                                  MIST                  MIST
                                             PANAGORA GLOBAL       PIMCO INFLATION        MIST PIMCO            MIST PYRAMIS
                                            DIVERSIFIED RISK       PROTECTED BOND        TOTAL RETURN         GOVERNMENT INCOME
                                           INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         79,219,070  $        435,881,003  $        925,935,328  $        511,947,388
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     4                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            79,219,070           435,881,003           925,935,332           511,947,388
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                    10                    13                     1
   Due to Metropolitan Life
     Insurance Company..................                     1                     3                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                    13                    13                     2
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         79,219,064  $        435,880,990  $        925,935,319  $        511,947,386
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         79,219,064  $        435,374,310  $        925,306,859  $        511,934,621
   Net assets from contracts in payout..                    --               506,680               628,460                12,765
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         79,219,064  $        435,880,990  $        925,935,319  $        511,947,386
                                          ====================  ====================  ====================  ====================



                                              MIST PYRAMIS         MIST SCHRODERS
                                              MANAGED RISK       GLOBAL MULTI-ASSET
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        376,214,061  $        537,033,273
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           376,214,061           537,033,273
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     4
   Due to Metropolitan Life
     Insurance Company..................                     1                     1
                                          --------------------  --------------------
        Total Liabilities...............                     6                     5
                                          --------------------  --------------------

NET ASSETS..............................  $        376,214,055  $        537,033,268
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        376,214,055  $        537,031,450
   Net assets from contracts in payout..                    --                 1,818
                                          --------------------  --------------------
        Total Net Assets................  $        376,214,055  $        537,033,268
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            MIST SSGA GROWTH            MIST           MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                             AND INCOME ETF        SSGA GROWTH ETF       LARGE CAP VALUE      MID CAP GROWTH
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        861,727,170  $        145,066,214  $            441,529  $        451,415,573
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           861,727,170           145,066,214               441,529           451,415,573
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     7                     8                     2                    10
   Due to Metropolitan Life
     Insurance Company..................                     1                     1                     1                     3
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     8                     9                     3                    13
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        861,727,162  $        145,066,205  $            441,526  $        451,415,560
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        861,523,829  $        145,043,912  $            441,526  $        451,002,721
   Net assets from contracts in payout..               203,333                22,293                    --               412,839
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        861,727,162  $        145,066,205  $            441,526  $        451,415,560
                                          ====================  ====================  ====================  ====================


                                                                                               MSF
                                              MIST TCW CORE     MSF BAILLIE GIFFORD    BARCLAYS AGGREGATE       MSF BLACKROCK
                                              FIXED INCOME      INTERNATIONAL STOCK        BOND INDEX            BOND INCOME
                                           INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            318,474  $        120,269,144  $      1,148,709,502  $        470,040,589
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               318,474           120,269,144         1,148,709,502           470,040,589
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                    13                    11                    13
   Due to Metropolitan Life
     Insurance Company..................                    --                     3                     5                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     2                    16                    16                    15
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            318,472  $        120,269,128  $      1,148,709,486  $        470,040,574
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            318,472  $        119,955,372  $      1,145,904,315  $        467,587,858
   Net assets from contracts in payout..                    --               313,756             2,805,171             2,452,716
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            318,472  $        120,269,128  $      1,148,709,486  $        470,040,574
                                          ====================  ====================  ====================  ====================



                                              MSF BLACKROCK          MSF BLACKROCK
                                          CAPITAL APPRECIATION      LARGE CAP VALUE
                                           INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        162,149,296  $        262,264,235
   Due from Metropolitan Life
     Insurance Company..................                     2                    15
                                          --------------------  ---------------------
        Total Assets....................           162,149,298           262,264,250
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    17                    12
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  ---------------------
        Total Liabilities...............                    17                    12
                                          --------------------  ---------------------

NET ASSETS..............................  $        162,149,281  $        262,264,238
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        161,320,588  $        262,160,836
   Net assets from contracts in payout..               828,693               103,402
                                          --------------------  ---------------------
        Total Net Assets................  $        162,149,281  $        262,264,238
                                          ====================  =====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                              MSF BLACKROCK
                                               ULTRA-SHORT          MSF FRONTIER               MSF            MSF LOOMIS SAYLES
                                                TERM BOND          MID CAP GROWTH        JENNISON GROWTH       SMALL CAP CORE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         60,125,423  $        455,250,828  $        166,434,971  $         181,016,886
   Due from Metropolitan Life
     Insurance Company..................                    --                    16                    --                      5
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            60,125,423           455,250,844           166,434,971            181,016,891
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     8                    13                    16                     16
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                     5                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     9                    13                    21                     16
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         60,125,414  $        455,250,831  $        166,434,950  $         181,016,875
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         59,705,755  $        453,730,245  $        166,118,727  $         179,984,101
   Net assets from contracts in payout..               419,659             1,520,586               316,223              1,032,774
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         60,125,414  $        455,250,831  $        166,434,950  $         181,016,875
                                          ====================  ====================  ====================  =====================


                                                                                                MSF
                                                                                          MET/DIMENSIONAL
                                            MSF LOOMIS SAYLES       MSF MET/ARTISAN        INTERNATIONAL      MSF MET/WELLINGTON
                                            SMALL CAP GROWTH         MID CAP VALUE         SMALL COMPANY           BALANCED
                                           INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          48,392,397  $        233,427,643  $          8,357,669  $        587,936,852
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................             48,392,397           233,427,643             8,357,669           587,936,852
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     16                    14                     7                     6
   Due to Metropolitan Life
     Insurance Company..................                      2                     1                     1                     5
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     18                    15                     8                    11
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          48,392,379  $        233,427,628  $          8,357,661  $        587,936,841
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          48,304,682  $        232,508,374  $          8,357,661  $        580,124,720
   Net assets from contracts in payout..                 87,697               919,254                    --             7,812,121
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          48,392,379  $        233,427,628  $          8,357,661  $        587,936,841
                                          =====================  ====================  ====================  ====================



                                                   MSF
                                           MET/WELLINGTON CORE         MSF METLIFE
                                          EQUITY OPPORTUNITIES     ASSET ALLOCATION 20
                                           INVESTMENT DIVISION     INVESTMENT DIVISION
                                          ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $        555,287,868   $         445,624,909
   Due from Metropolitan Life
     Insurance Company..................                    --                      --
                                          ---------------------  ---------------------
        Total Assets....................           555,287,868             445,624,909
                                          ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    16                       9
   Due to Metropolitan Life
     Insurance Company..................                     2                       1
                                          ---------------------  ---------------------
        Total Liabilities...............                    18                      10
                                          ---------------------  ---------------------

NET ASSETS..............................  $        555,287,850   $         445,624,899
                                          =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        553,067,695   $         445,573,528
   Net assets from contracts in payout..             2,220,155                  51,371
                                          ---------------------  ---------------------
        Total Net Assets................  $        555,287,850   $         445,624,899
                                          =====================  =====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                               MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $      1,211,312,243  $      3,877,916,528  $      1,808,886,441  $        557,664,719
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     7
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................         1,211,312,243         3,877,916,528         1,808,886,441           557,664,726
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     5                     3                     7                    14
   Due to Metropolitan Life
     Insurance Company..................                     2                     3                     2                    --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     7                     6                     9                    14
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $      1,211,312,236  $      3,877,916,522  $      1,808,886,432  $        557,664,712
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      1,210,750,602  $      3,876,228,292  $      1,806,131,399  $        556,705,589
   Net assets from contracts in payout..               561,634             1,688,230             2,755,033               959,123
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $      1,211,312,236  $      3,877,916,522  $      1,808,886,432  $        557,664,712
                                          ====================  ====================  ====================  =====================


                                                   MSF                    MSF                                          MSF
                                           METLIFE STOCK INDEX     MFS TOTAL RETURN        MSF MFS VALUE         MSCI EAFE INDEX
                                           INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $       2,971,460,462  $        146,385,444  $         506,526,545  $        489,403,952
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................          2,971,460,462           146,385,444            506,526,545           489,403,952
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     16                     9                     14                    16
   Due to Metropolitan Life
     Insurance Company..................                     29                    --                      2                     3
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     45                     9                     16                    19
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $       2,971,460,417  $        146,385,435  $         506,526,529  $        489,403,933
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       2,937,633,844  $        144,448,237  $         500,625,594  $        488,859,395
   Net assets from contracts in payout..             33,826,573             1,937,198              5,900,935               544,538
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $       2,971,460,417  $        146,385,435  $         506,526,529  $        489,403,933
                                          =====================  ====================  =====================  ====================


                                               MSF NEUBERGER              MSF
                                              BERMAN GENESIS      RUSSELL 2000 INDEX
                                            INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         306,388,431  $        355,329,994
   Due from Metropolitan Life
     Insurance Company..................                     --                    28
                                          ---------------------  --------------------
        Total Assets....................            306,388,431           355,330,022
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     17                    13
   Due to Metropolitan Life
     Insurance Company..................                      2                    --
                                          ---------------------  --------------------
        Total Liabilities...............                     19                    13
                                          ---------------------  --------------------

NET ASSETS..............................  $         306,388,412  $        355,330,009
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         305,622,009  $        354,873,292
   Net assets from contracts in payout..                766,403               456,717
                                          ---------------------  --------------------
        Total Net Assets................  $         306,388,412  $        355,330,009
                                          =====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                 MSF WESTERN
                                                                                                              ASSET MANAGEMENT
                                            MSF T. ROWE PRICE     MSF T. ROWE PRICE    MSF VAN ECK GLOBAL         STRATEGIC
                                            LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES    BOND OPPORTUNITIES
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        491,684,520  $        412,938,426  $         35,592,323  $        535,867,233
   Due from Metropolitan Life
     Insurance Company..................                     8                     6                    --                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           491,684,528           412,938,432            35,592,323           535,867,235
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    16                    16                     5                    13
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    16                    16                     6                    13
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        491,684,512  $        412,938,416  $         35,592,317  $        535,867,222
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        483,284,444  $        412,481,948  $         35,592,317  $        534,309,419
   Net assets from contracts in payout..             8,400,068               456,468                    --             1,557,803
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        491,684,512  $        412,938,416  $         35,592,317  $        535,867,222
                                          ====================  ====================  ====================  ====================



                                               MSF WESTERN            PIMCO VIT             PIMCO VIT
                                            ASSET MANAGEMENT     COMMODITYREALRETURN    EMERGING MARKETS           PIMCO VIT
                                             U.S. GOVERNMENT          STRATEGY                BOND            UNCONSTRAINED BOND
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        167,406,289  $             49,404  $             83,341  $             111,869
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................           167,406,289                49,404                83,341                111,869
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    21                     3                     2                      3
   Due to Metropolitan Life
     Insurance Company..................                     2                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    23                     3                     2                      3
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $        167,406,266  $             49,401  $             83,339  $             111,866
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        167,117,818  $             49,401  $             83,339  $             111,866
   Net assets from contracts in payout..               288,448                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $        167,406,266  $             49,401  $             83,339  $             111,866
                                          ====================  ====================  ====================  =====================



                                            TAP 1919 VARIABLE
                                           SOCIALLY RESPONSIVE       UIF GLOBAL
                                                BALANCED           INFRASTRUCTURE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $              7,604  $             49,888
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................                 7,604                49,888
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                     4
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                     2                     4
                                          --------------------  --------------------

NET ASSETS..............................  $              7,602  $             49,884
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              7,602  $             49,884
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $              7,602  $             49,884
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                                                                                                     VANECK VIP
                                                                                                                     LONG/SHORT
                                                                                                                    EQUITY INDEX
                                                                                                                 INVESTMENT DIVISION
                                                                                                                --------------------
ASSETS:
   Investments at fair value................................................................................    $             26,607
   Due from Metropolitan Life
     Insurance Company......................................................................................                      --
                                                                                                                --------------------
        Total Assets........................................................................................                  26,607
                                                                                                                --------------------
LIABILITIES:
   Accrued fees.............................................................................................                       2
   Due to Metropolitan Life
     Insurance Company......................................................................................                      --
                                                                                                                --------------------
        Total Liabilities...................................................................................                       2
                                                                                                                --------------------

NET ASSETS..................................................................................................    $             26,605
                                                                                                                ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.......................................................................    $             26,605
   Net assets from contracts in payout......................................................................                      --
                                                                                                                --------------------
        Total Net Assets....................................................................................    $             26,605
                                                                                                                ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                AMERICAN FUNDS
                                                AMERICAN FUNDS          AMERICAN FUNDS           GLOBAL SMALL
                                                     BOND                GLOBAL GROWTH          CAPITALIZATION
                                              INVESTMENT DIVISION   INVESTMENT DIVISION (a)   INVESTMENT DIVISION
                                             ---------------------  -----------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           1,579,247   $               3,438   $          1,138,616
                                             ---------------------  -----------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................              1,184,332                   1,722              5,829,430
      Administrative charges...............                198,192                     214                919,427
                                             ---------------------  -----------------------  --------------------
         Total expenses....................              1,382,524                   1,936              6,748,857
                                             ---------------------  -----------------------  --------------------
           Net investment income (loss)....                196,723                   1,502            (5,610,241)
                                             ---------------------  -----------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                327,322                  13,649             88,110,671
      Realized gains (losses) on sale of
         investments.......................              (163,567)                   (133)              (566,774)
                                             ---------------------  -----------------------  --------------------
           Net realized gains (losses).....                163,755                  13,516             87,543,897
                                             ---------------------  -----------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................                946,304                (12,908)           (79,033,058)
                                             ---------------------  -----------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................              1,110,059                     608              8,510,839
                                             ---------------------  -----------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $           1,306,782   $               2,110   $          2,900,598
                                             =====================  =======================  ====================


                                                AMERICAN FUNDS        AMERICAN FUNDS        BLACKROCK GLOBAL       CALVERT VP SRI
                                                    GROWTH             GROWTH-INCOME         ALLOCATION V.I.          BALANCED
                                              INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                             --------------------  ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          7,254,102  $          11,371,333  $              6,400  $            958,030
                                             --------------------  ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................            11,763,835              9,723,106                 6,577               569,055
      Administrative charges...............             1,720,889              1,478,311                   762                36,611
                                             --------------------  ---------------------  --------------------  --------------------
         Total expenses....................            13,484,724             11,201,417                 7,339               605,666
                                             --------------------  ---------------------  --------------------  --------------------
           Net investment income (loss)....           (6,230,622)                169,916                 (939)               352,364
                                             --------------------  ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            86,078,081             86,575,349                    --             1,456,968
      Realized gains (losses) on sale of
         investments.......................            15,693,944             11,281,671               (1,689)               455,102
                                             --------------------  ---------------------  --------------------  --------------------
           Net realized gains (losses).....           101,772,025             97,857,020               (1,689)             1,912,070
                                             --------------------  ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................          (23,335,601)           (24,296,682)                13,608             1,102,605
                                             --------------------  ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................            78,436,424             73,560,338                11,919             3,014,675
                                             --------------------  ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $         72,205,802  $          73,730,254  $             10,980  $          3,367,039
                                             ====================  =====================  ====================  ====================


                                                CALVERT VP SRI          DELAWARE VIP             FIDELITY VIP
                                                MID CAP GROWTH         SMALL CAP VALUE            CONTRAFUND
                                              INVESTMENT DIVISION  INVESTMENT DIVISION (a)    INVESTMENT DIVISION
                                             --------------------  -----------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $                  42    $               7,015
                                             --------------------  -----------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................               101,540                     92                    4,895
      Administrative charges...............                    --                     11                      603
                                             --------------------  -----------------------  ---------------------
         Total expenses....................               101,540                    103                    5,498
                                             --------------------  -----------------------  ---------------------
           Net investment income (loss)....             (101,540)                   (61)                    1,517
                                             --------------------  -----------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,359,733                    387                    1,424
      Realized gains (losses) on sale of
         investments.......................               111,842                    805                      171
                                             --------------------  -----------------------  ---------------------
           Net realized gains (losses).....             1,471,575                  1,192                    1,595
                                             --------------------  -----------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................             (754,187)                  4,722                   59,258
                                             --------------------  -----------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................               717,388                  5,914                   60,853
                                             --------------------  -----------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            615,848  $               5,853    $              62,370
                                             ====================  =======================  =====================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                  FIDELITY VIP           FIDELITY VIP             FIDELITY VIP
                                                  EQUITY-INCOME          FREEDOM 2020             FREEDOM 2025
                                               INVESTMENT DIVISION  INVESTMENT DIVISION (b)  INVESTMENT DIVISION (b)
                                             ---------------------  -----------------------  -----------------------
INVESTMENT INCOME:
      Dividends............................  $           1,752,091   $              21,740   $              18,192
                                             ---------------------  -----------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                728,845                   6,169                   4,404
      Administrative charges...............                 52,919                     770                     550
                                             ---------------------  -----------------------  -----------------------
         Total expenses....................                781,764                   6,939                   4,954
                                             ---------------------  -----------------------  -----------------------
           Net investment income (loss)....                970,327                  14,801                  13,238
                                             ---------------------  -----------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              4,990,926                   2,025                   1,425
      Realized gains (losses) on sale of
         investments.......................              (790,996)                     404                     264
                                             ---------------------  -----------------------  -----------------------
           Net realized gains (losses).....              4,199,930                   2,429                   1,689
                                             ---------------------  -----------------------  -----------------------
      Change in unrealized gains (losses)
         on investments....................              6,901,929                  13,029                  18,121
                                             ---------------------  -----------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................             11,101,859                  15,458                  19,810
                                             ---------------------  -----------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $          12,072,186   $              30,259   $              33,048
                                             =====================  =======================  =======================


                                                  FIDELITY VIP             FIDELITY VIP             FIDELITY VIP
                                                  FREEDOM 2030             FREEDOM 2040             FREEDOM 2050
                                             INVESTMENT DIVISION (b)  INVESTMENT DIVISION (b)  INVESTMENT DIVISION (b)
                                             -----------------------  -----------------------  -----------------------
INVESTMENT INCOME:
      Dividends............................   $              24,780    $               1,961   $               1,616
                                             -----------------------  -----------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                   6,015                      605                     592
      Administrative charges...............                     751                       75                      73
                                             -----------------------  -----------------------  -----------------------
         Total expenses....................                   6,766                      680                     665
                                             -----------------------  -----------------------  -----------------------
           Net investment income (loss)....                  18,014                    1,281                     951
                                             -----------------------  -----------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   1,943                      163                     212
      Realized gains (losses) on sale of
         investments.......................                     392                      264                     250
                                             -----------------------  -----------------------  -----------------------
           Net realized gains (losses).....                   2,335                      427                     462
                                             -----------------------  -----------------------  -----------------------
      Change in unrealized gains (losses)
         on investments....................                  29,909                    4,368                   5,707
                                             -----------------------  -----------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  32,244                    4,795                   6,169
                                             -----------------------  -----------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $              50,258    $               6,076   $               7,120
                                             =======================  =======================  =======================

                                                                                                FIDELITY VIP
                                                 FIDELITY VIP            FIDELITY VIP            GOVERNMENT
                                               FUNDSMANAGER 50%        FUNDSMANAGER 60%         MONEY MARKET
                                              INVESTMENT DIVISION     INVESTMENT DIVISION    INVESTMENT DIVISION
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $           3,696,191  $           3,587,226  $              13,403
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................              5,794,455              5,758,821                 69,874
      Administrative charges...............                     --                     --                     --
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................              5,794,455              5,758,821                 69,874
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....            (2,098,264)            (2,171,595)               (56,471)
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              4,084,635             10,169,510                     --
      Realized gains (losses) on sale of
         investments.......................                171,387              2,724,037                     --
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....              4,256,022             12,893,547                     --
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................              4,791,157            (2,493,364)                     --
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................              9,047,179             10,400,183                     --
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $           6,948,915  $           8,228,588  $            (56,471)
                                             =====================  =====================  =====================



                                               FIDELITY VIP GROWTH
                                               INVESTMENT DIVISION
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $              33,034
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                834,363
      Administrative charges...............                     --
                                             ---------------------
         Total expenses....................                834,363
                                             ---------------------
           Net investment income (loss)....              (801,329)
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              8,749,615
      Realized gains (losses) on sale of
         investments.......................              3,441,212
                                             ---------------------
           Net realized gains (losses).....             12,190,827
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................           (11,736,707)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                454,120
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $           (347,209)
                                             =====================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 FIDELITY VIP                                   FTVIPT TEMPLETON
                                               INVESTMENT GRADE          FIDELITY VIP              DEVELOPING
                                                     BOND                   MID CAP                MARKETS VIP
                                              INVESTMENT DIVISION   INVESTMENT DIVISION (a)  INVESTMENT DIVISION (a)
                                             ---------------------  -----------------------  -----------------------
INVESTMENT INCOME:
      Dividends............................  $             297,670   $               1,934   $               1,430
                                             ---------------------  -----------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                126,855                   2,774                   1,022
      Administrative charges...............                     --                     346                     127
                                             ---------------------  -----------------------  -----------------------
         Total expenses....................                126,855                   3,120                   1,149
                                             ---------------------  -----------------------  -----------------------
           Net investment income (loss)....                170,815                 (1,186)                     281
                                             ---------------------  -----------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  6,611                      78                      --
      Realized gains (losses) on sale of
         investments.......................                 16,891                      56                   1,507
                                             ---------------------  -----------------------  -----------------------
           Net realized gains (losses).....                 23,502                     134                   1,507
                                             ---------------------  -----------------------  -----------------------
      Change in unrealized gains (losses)
         on investments....................                324,341                  47,813                  18,684
                                             ---------------------  -----------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                347,843                  47,947                  20,191
                                             ---------------------  -----------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             518,658   $              46,761   $              20,472
                                             =====================  =======================  =======================


                                                FTVIPT TEMPLETON          IVY VIP ASSET            JANUS ASPEN
                                                   FOREIGN VIP              STRATEGY               ENTERPRISE
                                             INVESTMENT DIVISION (a)   INVESTMENT DIVISION   INVESTMENT DIVISION (a)
                                             -----------------------  ---------------------  -----------------------
INVESTMENT INCOME:
      Dividends............................  $                  14    $                  17   $                  58
                                             -----------------------  ---------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                      4                       30                     567
      Administrative charges...............                     --                        6                      70
                                             -----------------------  ---------------------  -----------------------
         Total expenses....................                      4                       36                     637
                                             -----------------------  ---------------------  -----------------------
           Net investment income (loss)....                     10                     (19)                   (579)
                                             -----------------------  ---------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     13                       --                     528
      Realized gains (losses) on sale of
         investments.......................                      3                    (157)                       1
                                             -----------------------  ---------------------  -----------------------
           Net realized gains (losses).....                     16                    (157)                     529
                                             -----------------------  ---------------------  -----------------------
      Change in unrealized gains (losses)
         on investments....................                     42                       64                   3,210
                                             -----------------------  ---------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                     58                     (93)                   3,739
                                             -----------------------  ---------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $                  68    $               (112)   $               3,160
                                             =======================  =====================  =======================

                                                     LMPVET                   LMPVET                   LMPVET
                                              CLEARBRIDGE VARIABLE     CLEARBRIDGE VARIABLE     CLEARBRIDGE VARIABLE
                                                  APPRECIATION           DIVIDEND STRATEGY        LARGE CAP GROWTH
                                             INVESTMENT DIVISION (a)  INVESTMENT DIVISION (a)  INVESTMENT DIVISION (a)
                                             -----------------------  -----------------------  -----------------------
INVESTMENT INCOME:
      Dividends............................  $                 398    $                 982     $              3,258
                                             -----------------------  -----------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                    121                      312                    2,670
      Administrative charges...............                     14                       38                      332
                                             -----------------------  -----------------------  -----------------------
         Total expenses....................                    135                      350                    3,002
                                             -----------------------  -----------------------  -----------------------
           Net investment income (loss)....                    263                      632                      256
                                             -----------------------  -----------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    641                       --                   51,299
      Realized gains (losses) on sale of
         investments.......................                     17                       11                       93
                                             -----------------------  -----------------------  -----------------------
           Net realized gains (losses).....                    658                       11                   51,392
                                             -----------------------  -----------------------  -----------------------
      Change in unrealized gains (losses)
         on investments....................                    542                    4,421                 (25,223)
                                             -----------------------  -----------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  1,200                    4,432                   26,169
                                             -----------------------  -----------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $               1,463    $               5,064     $             26,425
                                             =======================  =======================  =======================

                                                     LMPVET
                                              CLEARBRIDGE VARIABLE
                                                SMALL CAP GROWTH
                                             INVESTMENT DIVISION (a)
                                             -----------------------
INVESTMENT INCOME:
      Dividends............................   $                  --
                                             -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                     127
      Administrative charges...............                      15
                                             -----------------------
         Total expenses....................                     142
                                             -----------------------
           Net investment income (loss)....                   (142)
                                             -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     860
      Realized gains (losses) on sale of
         investments.......................                      15
                                             -----------------------
           Net realized gains (losses).....                     875
                                             -----------------------
      Change in unrealized gains (losses)
         on investments....................                   1,875
                                             -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                   2,750
                                             -----------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $               2,608
                                             =======================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                      LMPVET
                                                   ENTRUSTPERMAL
                                                    ALTERNATIVE           LMPVIT WESTERN           MIST AB GLOBAL
                                                    SELECT VIT            ASSET CORE PLUS        DYNAMIC ALLOCATION
                                                INVESTMENT DIVISION   INVESTMENT DIVISION (a)    INVESTMENT DIVISION
                                               ---------------------  -----------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                 952   $              3,188    $          25,827,247
                                               ---------------------  -----------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 23,581                    350               16,072,618
      Administrative charges.................                  5,093                     43                4,057,520
                                               ---------------------  -----------------------  ---------------------
         Total expenses......................                 28,674                    393               20,130,138
                                               ---------------------  -----------------------  ---------------------
           Net investment income (loss)......               (27,722)                  2,795                5,697,109
                                               ---------------------  -----------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                     --               16,644,226
      Realized gains (losses) on sale of
         investments.........................               (29,627)                   (54)                6,434,898
                                               ---------------------  -----------------------  ---------------------
           Net realized gains (losses).......               (29,627)                   (54)               23,079,124
                                               ---------------------  -----------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................               (14,315)                (5,731)                8,961,217
                                               ---------------------  -----------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               (43,942)                (5,785)               32,040,341
                                               ---------------------  -----------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            (71,664)   $            (2,990)    $          37,737,450
                                               =====================  =======================  =====================

                                                   MIST ALLIANZ
                                                 GLOBAL INVESTORS        MIST AMERICAN         MIST AMERICAN
                                                      DYNAMIC           FUNDS BALANCED         FUNDS GROWTH
                                                 MULTI-ASSET PLUS         ALLOCATION            ALLOCATION
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             34,702  $         13,472,934  $          5,343,930
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               706,578             8,366,299             4,190,852
      Administrative charges.................               176,532             2,016,707               969,233
                                               --------------------  --------------------  --------------------
         Total expenses......................               883,110            10,383,006             5,160,085
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             (848,408)             3,089,928               183,845
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --            70,121,086            41,611,193
      Realized gains (losses) on sale of
         investments.........................              (22,823)             1,398,339             1,805,220
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......              (22,823)            71,519,425            43,416,413
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             1,511,246          (21,697,985)          (13,270,190)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             1,488,423            49,821,440            30,146,223
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            640,015  $         52,911,368  $         30,330,068
                                               ====================  ====================  ====================


                                                                         MIST AMERICAN
                                                   MIST AMERICAN        FUNDS MODERATE           MIST AQR
                                                   FUNDS GROWTH           ALLOCATION       GLOBAL RISK BALANCED
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,086,649  $         18,029,017  $                 --
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             3,754,855             9,621,950            12,814,651
      Administrative charges.................               912,048             2,313,115             3,227,008
                                               --------------------  --------------------  --------------------
         Total expenses......................             4,666,903            11,935,065            16,041,659
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (3,580,254)             6,093,952          (16,041,659)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            93,059,449            61,242,364                    --
      Realized gains (losses) on sale of
         investments.........................             4,265,203             2,807,747          (26,638,265)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            97,324,652            64,050,111          (26,638,265)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (65,461,842)          (17,869,095)           137,418,418
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            31,862,810            46,181,016           110,780,153
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         28,282,556  $         52,274,968  $         94,738,494
                                               ====================  ====================  ====================


                                                  MIST BLACKROCK
                                                  GLOBAL TACTICAL
                                                    STRATEGIES
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $         29,277,250
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            19,930,326
      Administrative charges.................             5,030,484
                                               --------------------
         Total expenses......................            24,960,810
                                               --------------------
           Net investment income (loss)......             4,316,440
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............           165,069,760
      Realized gains (losses) on sale of
         investments.........................             (922,012)
                                               --------------------
           Net realized gains (losses).......           164,147,748
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................         (105,157,857)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            58,989,891
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         63,306,331
                                               ====================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                  MIST BLACKROCK         MIST CLARION        MIST CLEARBRIDGE
                                                    HIGH YIELD        GLOBAL REAL ESTATE     AGGRESSIVE GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             12,607  $          4,733,096  $          2,453,785
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 2,201             2,380,972             5,897,659
      Administrative charges.................                   469               472,815             1,226,640
                                               --------------------  --------------------  --------------------
         Total expenses......................                 2,670             2,853,787             7,124,299
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 9,937             1,879,309           (4,670,514)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --                    --
      Realized gains (losses) on sale of
         investments.........................               (3,191)           (1,406,958)            11,263,135
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               (3,191)           (1,406,958)            11,263,135
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                18,696             (743,010)               310,485
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                15,505           (2,149,968)            11,573,620
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             25,442  $          (270,659)  $          6,903,106
                                               ====================  ====================  ====================

                                                                          MIST HARRIS          MIST INVESCO
                                                   MIST GOLDMAN             OAKMARK            BALANCED-RISK
                                                SACHS MID CAP VALUE      INTERNATIONAL          ALLOCATION
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              2,284  $         10,255,928  $             748,301
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 2,842             4,947,526              4,916,531
      Administrative charges.................                   580             1,034,728              1,221,608
                                               --------------------  --------------------  ---------------------
         Total expenses......................                 3,422             5,982,254              6,138,139
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......               (1,138)             4,273,674            (5,389,838)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                21,322            32,372,155                     --
      Realized gains (losses) on sale of
         investments.........................               (7,076)          (10,120,849)              (822,804)
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......                14,246            22,251,306              (822,804)
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                22,745             6,561,081             53,568,247
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                36,991            28,812,387             52,745,443
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             35,853  $         33,086,061  $          47,355,605
                                               ====================  ====================  =====================


                                                       MIST              MIST INVESCO           MIST INVESCO
                                                 INVESCO COMSTOCK        MID CAP VALUE        SMALL CAP GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                216  $          2,960,298  $                  --
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                    84             4,443,045                519,176
      Administrative charges.................                    15               727,797                 98,171
                                               --------------------  --------------------  ---------------------
         Total expenses......................                    99             5,170,842                617,347
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                   117           (2,210,544)              (617,347)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                   663            19,980,087              9,294,501
      Realized gains (losses) on sale of
         investments.........................                 (793)               890,736            (1,657,717)
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......                 (130)            20,870,823              7,636,784
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                 1,347            37,621,223            (2,241,631)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 1,217            58,492,046              5,395,153
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              1,334  $         56,281,502  $           4,777,806
                                               ====================  ====================  =====================


                                                   MIST JPMORGAN
                                                     CORE BOND
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,830,235
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,077,037
      Administrative charges.................               251,157
                                               --------------------
         Total expenses......................             1,328,194
                                               --------------------
           Net investment income (loss)......             1,502,041
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             (120,942)
                                               --------------------
           Net realized gains (losses).......             (120,942)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             (619,010)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             (739,952)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            762,089
                                               ====================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                       MIST
                                                  JPMORGAN GLOBAL        MIST JPMORGAN      MIST LOOMIS SAYLES
                                                 ACTIVE ALLOCATION      SMALL CAP VALUE       GLOBAL MARKETS
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         17,282,590  $            343,784  $          1,946,913
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             8,103,496               219,433             1,203,468
      Administrative charges.................             2,033,346                53,630               267,761
                                               --------------------  --------------------  --------------------
         Total expenses......................            10,136,842               273,063             1,471,229
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             7,145,748                70,721               475,684
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            13,855,241             1,424,604             3,724,528
      Realized gains (losses) on sale of
         investments.........................               338,625               172,259             1,346,474
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            14,193,866             1,596,863             5,071,002
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (7,246,200)             4,221,340           (1,490,909)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             6,947,666             5,818,203             3,580,093
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         14,093,414  $          5,888,924  $          4,055,777
                                               ====================  ====================  ====================

                                                 MIST MET/ABERDEEN
                                                     EMERGING           MIST MET/ARTISAN       MIST MET/EATON
                                                  MARKETS EQUITY          INTERNATIONAL      VANCE FLOATING RATE
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             504,338  $                 26  $            790,491
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                522,744                    30               223,859
      Administrative charges.................                129,624                     6                51,897
                                               ---------------------  --------------------  --------------------
         Total expenses......................                652,368                    36               275,756
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......              (148,030)                  (10)               514,735
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                    --                    --
      Realized gains (losses) on sale of
         investments.........................              (617,380)                  (60)             (133,550)
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......              (617,380)                  (60)             (133,550)
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              6,099,705                 (228)             1,184,560
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              5,482,325                 (288)             1,051,010
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           5,334,295  $              (298)  $          1,565,745
                                               =====================  ====================  ====================

                                                 MIST MET/FRANKLIN            MIST                  MIST
                                                   LOW DURATION           MET/TEMPLETON        MET/WELLINGTON
                                                   TOTAL RETURN        INTERNATIONAL BOND    LARGE CAP RESEARCH
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,398,241  $                  --  $         16,444,382
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               846,944                 75,677             6,609,055
      Administrative charges.................               191,883                 18,784               296,359
                                               --------------------  ---------------------  --------------------
         Total expenses......................             1,038,827                 94,461             6,905,414
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             1,359,414               (94,461)             9,538,968
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                 19,664            45,562,184
      Realized gains (losses) on sale of
         investments.........................             (646,544)              (160,046)            14,431,598
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             (646,544)              (140,382)            59,993,782
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               753,695                212,506          (21,181,412)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               107,151                 72,124            38,812,370
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,466,565  $            (22,337)  $         48,351,338
                                               ====================  =====================  ====================



                                                    VARIABLE B
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            286,770
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               103,086
      Administrative charges.................                    --
                                               --------------------
         Total expenses......................               103,086
                                               --------------------
           Net investment income (loss)......               183,684
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               780,047
      Realized gains (losses) on sale of
         investments.........................               356,924
                                               --------------------
           Net realized gains (losses).......             1,136,971
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             (477,549)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               659,422
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            843,106
                                               ====================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                         MIST METLIFE          MIST METLIFE
                                                    VARIABLE C       ASSET ALLOCATION 100      BALANCED PLUS
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             33,202  $          5,055,660  $         98,236,546
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 1,653             2,120,016            34,053,919
      Administrative charges.................                    --               507,146             8,546,487
                                               --------------------  --------------------  --------------------
         Total expenses......................                 1,653             2,627,162            42,600,406
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                31,549             2,428,498            55,636,140
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                90,312            27,328,359            38,027,050
      Realized gains (losses) on sale of
         investments.........................                11,380               623,266             1,388,730
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               101,692            27,951,625            39,415,780
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              (20,640)          (14,456,236)           136,945,140
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                81,052            13,495,389           176,360,920
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            112,601  $         15,923,887  $        231,997,060
                                               ====================  ====================  ====================

                                                   MIST METLIFE
                                                    MULTI-INDEX           MIST METLIFE         MIST MFS RESEARCH
                                                   TARGETED RISK         SMALL CAP VALUE         INTERNATIONAL
                                                INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                               ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          11,575,639  $             171,851  $          3,949,913
                                               ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              8,712,654                148,806             1,949,073
      Administrative charges.................              2,192,120                 40,619               379,557
                                               ---------------------  ---------------------  --------------------
         Total expenses......................             10,904,774                189,425             2,328,630
                                               ---------------------  ---------------------  --------------------
           Net investment income (loss)......                670,865               (17,574)             1,621,283
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                439,843                    --
      Realized gains (losses) on sale of
         investments.........................                968,376              (147,388)           (2,135,365)
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......                968,376                292,455           (2,135,365)
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             26,580,162              4,130,404           (3,395,887)
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             27,548,538              4,422,859           (5,531,252)
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          28,219,403  $           4,405,285  $        (3,909,969)
                                               =====================  =====================  ====================

                                                       MIST                                        MIST
                                                  MORGAN STANLEY       MIST OPPENHEIMER       PANAGORA GLOBAL
                                                  MID CAP GROWTH         GLOBAL EQUITY       DIVERSIFIED RISK
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $          2,532,588  $          1,301,774
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             3,304,273             2,623,470               514,766
      Administrative charges.................               187,060               367,665               127,735
                                               --------------------  --------------------  --------------------
         Total expenses......................             3,491,333             2,991,135               642,501
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (3,491,333)             (458,547)               659,273
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --            12,279,321             1,434,910
      Realized gains (losses) on sale of
         investments.........................             8,815,810             6,402,525              (34,149)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             8,815,810            18,681,846             1,400,761
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (34,438,851)          (21,132,675)               254,567
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (25,623,041)           (2,450,829)             1,655,328
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (29,114,374)  $        (2,909,376)  $          2,314,601
                                               ====================  ====================  ====================

                                                        MIST
                                                   PIMCO INFLATION
                                                   PROTECTED BOND
                                                 INVESTMENT DIVISION
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --
                                               ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,558,674
      Administrative charges.................             1,026,919
                                               ---------------------
         Total expenses......................             5,585,593
                                               ---------------------
           Net investment income (loss)......           (5,585,593)
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................           (7,854,721)
                                               ---------------------
           Net realized gains (losses).......           (7,854,721)
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................            29,396,662
                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            21,541,941
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         15,956,348
                                               =====================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MIST PIMCO           MIST PYRAMIS          MIST PYRAMIS         MIST SCHRODERS
                                                 TOTAL RETURN        GOVERNMENT INCOME       MANAGED RISK       GLOBAL MULTI-ASSET
                                              INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        24,938,740  $         11,231,640  $          2,725,701  $          7,419,433
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            9,964,138             5,481,816             3,573,699             5,249,320
      Administrative charges................            2,142,863             1,348,547               898,484             1,319,064
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................           12,107,001             6,830,363             4,472,183             6,568,384
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           12,831,739             4,401,277           (1,746,482)               851,049
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --               919,514             7,236,238
      Realized gains (losses) on sale of
        investments.........................          (5,197,120)             (156,174)               137,469               664,012
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......          (5,197,120)             (156,174)             1,056,983             7,900,250
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            5,881,365           (4,381,845)            12,972,660            14,036,744
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              684,245           (4,538,019)            14,029,643            21,936,994
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        13,515,984  $          (136,742)  $         12,283,161  $         22,788,043
                                              ===================  ====================  ====================  ====================

                                                MIST SSGA GROWTH            MIST           MIST T. ROWE PRICE    MIST T. ROWE PRICE
                                                 AND INCOME ETF        SSGA GROWTH ETF       LARGE CAP VALUE       MID CAP GROWTH
                                               INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         20,621,156  $          3,119,500  $              8,510  $                --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             8,740,144             1,467,896                 3,352            4,676,976
      Administrative charges................             2,161,279               343,660                   585              918,617
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            10,901,423             1,811,556                 3,937            5,595,593
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             9,719,733             1,307,944                 4,573          (5,595,593)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            50,014,576             9,330,496                35,652           68,278,693
      Realized gains (losses) on sale of
        investments.........................               678,474             (212,113)               (6,794)            3,038,882
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            50,693,050             9,118,383                28,858           71,317,575
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (21,976,549)           (2,689,685)                11,699         (43,877,188)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            28,716,501             6,428,698                40,557           27,440,387
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         38,436,234  $          7,736,642  $             45,130  $        21,844,794
                                              ====================  ====================  ====================  ====================

                                                  MIST TCW CORE      MSF BAILLIE GIFFORD
                                                  FIXED INCOME       INTERNATIONAL STOCK
                                               INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             1,255   $         1,853,612
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                1,967             1,381,375
      Administrative charges................                  297               149,632
                                              --------------------  --------------------
        Total expenses......................                2,264             1,531,007
                                              --------------------  --------------------
           Net investment income (loss).....              (1,009)               322,605
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --
      Realized gains (losses) on sale of
        investments.........................                (106)           (1,437,129)
                                              --------------------  --------------------
           Net realized gains (losses)......                (106)           (1,437,129)
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (3,843)             5,990,793
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              (3,949)             4,553,664
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (4,958)   $         4,876,269
                                              ====================  ====================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                        MSF
                                                BARCLAYS AGGREGATE       MSF BLACKROCK         MSF BLACKROCK
                                                    BOND INDEX            BOND INCOME      CAPITAL APPRECIATION
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         30,798,038  $         14,661,590  $                 --
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            12,338,318             5,172,956             1,730,213
      Administrative charges.................             2,527,209               881,035               405,697
                                               --------------------  --------------------  --------------------
         Total expenses......................            14,865,527             6,053,991             2,135,910
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......            15,932,511             8,607,599           (2,135,910)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --            15,571,681
      Realized gains (losses) on sale of
         investments.........................               951,851             (112,877)             3,855,180
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               951,851             (112,877)            19,426,861
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (6,621,395)             (633,208)          (19,863,296)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (5,669,544)             (746,085)             (436,435)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         10,262,967  $          7,861,514  $        (2,572,345)
                                               ====================  ====================  ====================

                                                                         MSF BLACKROCK
                                                   MSF BLACKROCK          ULTRA-SHORT          MSF FRONTIER
                                                  LARGE CAP VALUE          TERM BOND          MID CAP GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          3,541,768  $              6,580  $                 --
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,545,392               673,500             5,431,050
      Administrative charges.................               540,056               164,106               209,911
                                               --------------------  --------------------  --------------------
         Total expenses......................             3,085,448               837,606             5,640,961
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               456,320             (831,026)           (5,640,961)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            19,062,003                 1,286            54,054,170
      Realized gains (losses) on sale of
         investments.........................           (6,873,689)                 9,623             9,454,432
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            12,188,314                10,909            63,508,602
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            25,719,292                76,512          (40,013,176)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            37,907,606                87,421            23,495,426
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         38,363,926  $          (743,605)  $         17,854,465
                                               ====================  ====================  ====================


                                                        MSF            MSF LOOMIS SAYLES     MSF LOOMIS SAYLES
                                                  JENNISON GROWTH       SMALL CAP CORE       SMALL CAP GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            123,233  $            252,107  $                 --
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,814,916             1,752,266               507,258
      Administrative charges.................               357,867               344,635                75,623
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,172,783             2,096,901               582,881
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (2,049,550)           (1,844,794)             (582,881)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            22,665,678            15,856,277             5,337,200
      Realized gains (losses) on sale of
         investments.........................               884,542             1,060,898             (247,703)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            23,550,220            16,917,175             5,089,497
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (23,810,580)            12,920,486           (2,509,551)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             (260,360)            29,837,661             2,579,946
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (2,309,910)  $         27,992,867  $          1,997,065
                                               ====================  ====================  ====================


                                                  MSF MET/ARTISAN
                                                   MID CAP VALUE
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,053,366
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,298,547
      Administrative charges.................               356,710
                                               --------------------
         Total expenses......................             2,655,257
                                               --------------------
           Net investment income (loss)......             (601,891)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            23,764,937
      Realized gains (losses) on sale of
         investments.........................             (116,810)
                                               --------------------
           Net realized gains (losses).......            23,648,127
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................            18,242,285
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            41,890,412
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         41,288,521
                                               ====================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                      MSF
                                                MET/DIMENSIONAL                                    MSF
                                              INTERNATIONAL SMALL   MSF MET/WELLINGTON     MET/WELLINGTON CORE
                                                    COMPANY              BALANCED         EQUITY OPPORTUNITIES
                                              INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                             --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            159,854  $         16,214,642  $           8,080,422
                                             --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                84,218             7,265,161              5,825,010
      Administrative charges...............                20,525               209,701              1,184,797
                                             --------------------  --------------------  ---------------------
         Total expenses....................               104,743             7,474,862              7,009,807
                                             --------------------  --------------------  ---------------------
           Net investment income (loss)....                55,111             8,739,780              1,070,615
                                             --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               523,965            27,641,880             24,901,601
      Realized gains (losses) on sale of
         investments.......................             (168,647)             5,126,784            (2,597,642)
                                             --------------------  --------------------  ---------------------
           Net realized gains (losses).....               355,318            32,768,664             22,303,959
                                             --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................              (12,572)           (9,328,313)              7,744,412
                                             --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................               342,746            23,440,351             30,048,371
                                             --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            397,857  $         32,180,131  $          31,118,986
                                             ====================  ====================  =====================



                                                  MSF METLIFE             MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 20     ASSET ALLOCATION 40   ASSET ALLOCATION 60
                                              INVESTMENT DIVISION     INVESTMENT DIVISION   INVESTMENT DIVISION
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $          15,040,090  $          44,256,454  $         123,333,660
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................              4,846,524             12,822,271             39,771,766
      Administrative charges...............              1,092,793              2,936,046              9,297,179
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................              5,939,317             15,758,317             49,068,945
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....              9,100,773             28,498,137             74,264,715
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             15,514,374             81,118,839            354,388,186
      Realized gains (losses) on sale of
         investments.......................            (1,239,640)              5,249,507             27,330,246
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....             14,274,734             86,368,346            381,718,432
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................            (8,522,160)           (57,181,305)          (237,262,789)
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................              5,752,574             29,187,041            144,455,643
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $          14,853,347  $          57,685,178  $         218,720,358
                                             =====================  =====================  =====================



                                                  MSF METLIFE           MSF METLIFE                 MSF
                                              ASSET ALLOCATION 80   MID CAP STOCK INDEX     METLIFE STOCK INDEX
                                              INVESTMENT DIVISION   INVESTMENT DIVISION     INVESTMENT DIVISION
                                             --------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         53,066,513  $          5,808,477   $          55,341,009
                                             --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................            18,258,201             5,543,165              32,427,801
      Administrative charges...............             4,107,905               953,627               3,578,846
                                             --------------------  ---------------------  ---------------------
         Total expenses....................            22,366,106             6,496,792              36,006,647
                                             --------------------  ---------------------  ---------------------
           Net investment income (loss)....            30,700,407             (688,315)              19,334,362
                                             --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           213,199,485            40,621,383             128,916,670
      Realized gains (losses) on sale of
         investments.......................            22,346,892            12,885,406              82,817,942
                                             --------------------  ---------------------  ---------------------
           Net realized gains (losses).....           235,546,377            53,506,789             211,734,612
                                             --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................         (148,598,984)            38,668,355              52,363,507
                                             --------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................            86,947,393            92,175,144             264,098,119
                                             --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $        117,647,800  $         91,486,829   $         283,432,481
                                             ====================  =====================  =====================



                                                       MSF
                                                MFS TOTAL RETURN
                                               INVESTMENT DIVISION
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $           4,060,807
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................              1,483,211
      Administrative charges...............                274,735
                                             ---------------------
         Total expenses....................              1,757,946
                                             ---------------------
           Net investment income (loss)....              2,302,861
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              6,166,848
      Realized gains (losses) on sale of
         investments.......................              2,852,539
                                             ---------------------
           Net realized gains (losses).....              9,019,387
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................              (516,566)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................              8,502,821
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $          10,805,682
                                             =====================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016




                                                                             MSF              MSF NEUBERGER              MSF
                                                  MSF MFS VALUE        MSCI EAFE INDEX       BERMAN GENESIS      RUSSELL 2000 INDEX
                                               INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         10,184,103  $         11,936,268  $            990,915  $          3,995,810
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,203,872             5,102,356             3,200,661             3,446,510
      Administrative charges................               895,074               958,278               413,756               533,113
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             6,098,946             6,060,634             3,614,417             3,979,623
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             4,085,157             5,875,634           (2,623,502)                16,187
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            44,020,092                    --                    --            19,071,970
      Realized gains (losses) on sale of
        investments.........................               826,510               391,069             7,523,096             9,387,908
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            44,846,602               391,069             7,523,096            28,459,878
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             9,395,735           (6,208,669)            41,287,716            31,722,627
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            54,242,337           (5,817,600)            48,810,812            60,182,505
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         58,327,494  $             58,034  $         46,187,310  $         60,198,692
                                              ====================  ====================  ====================  ====================

                                                                                                                     MSF WESTERN
                                                                                                                  ASSET MANAGEMENT
                                                MSF T. ROWE PRICE     MSF T. ROWE PRICE    MSF VAN ECK GLOBAL         STRATEGIC
                                                LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES    BOND OPPORTUNITIES
                                               INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             85,419  $            563,615  $            210,557  $          8,535,338
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,199,544             4,323,772               358,987             4,599,560
      Administrative charges................               853,508               539,793                89,819               876,836
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             6,053,052             4,863,565               448,806             5,476,396
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (5,967,633)           (4,299,950)             (238,249)             3,058,942
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            60,844,196            51,533,213                    --                    --
      Realized gains (losses) on sale of
        investments.........................             5,325,877             9,189,389           (3,592,536)             1,725,286
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            66,170,073            60,722,602           (3,592,536)             1,725,286
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (57,287,839)          (17,690,211)            17,155,629            21,475,786
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             8,882,234            43,032,391            13,563,093            23,201,072
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,914,601  $         38,732,441  $         13,324,844  $         26,260,014
                                              ====================  ====================  ====================  ====================


                                                    MSF WESTERN            PIMCO VIT
                                                 ASSET MANAGEMENT     COMMODITYREALRETURN
                                                  U.S. GOVERNMENT          STRATEGY
                                                INVESTMENT DIVISION   INVESTMENT DIVISION
                                              ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          4,203,923   $                403
                                              ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,831,241                    550
      Administrative charges................               376,082                    111
                                              ---------------------  --------------------
        Total expenses......................             2,207,323                    661
                                              ---------------------  --------------------
           Net investment income (loss).....             1,996,600                  (258)
                                              ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                     --
      Realized gains (losses) on sale of
        investments.........................             (214,149)                (1,894)
                                              ---------------------  --------------------
           Net realized gains (losses)......             (214,149)                (1,894)
                                              ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,988,491)                  7,512
                                              ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (2,202,640)                  5,618
                                              ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (206,040)   $              5,360
                                              =====================  ====================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                     PIMCO VIT                               TAP 1919 VARIABLE
                                                 EMERGING MARKETS          PIMCO VIT        SOCIALLY RESPONSIVE
                                                       BOND           UNCONSTRAINED BOND         BALANCED
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              5,161  $              1,212  $                 68
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 1,147                   960                    36
      Administrative charges.................                   257                   211                     2
                                               --------------------  --------------------  --------------------
         Total expenses......................                 1,404                 1,171                    38
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 3,757                    41                    30
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --                   456
      Realized gains (losses) on sale of
         investments.........................               (3,352)                 (570)                  (18)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               (3,352)                 (570)                   438
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 4,131                 3,819                 (238)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                   779                 3,249                   200
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              4,536  $              3,290  $                230
                                               ====================  ====================  ====================

                                                                          VANECK VIP
                                                    UIF GLOBAL            LONG/SHORT
                                                  INFRASTRUCTURE         EQUITY INDEX
                                                INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                936  $                 51
                                               --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   541                   248
      Administrative charges.................                   117                    61
                                               --------------------  --------------------
         Total expenses......................                   658                   309
                                               --------------------  --------------------
           Net investment income (loss)......                   278                 (258)
                                               --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 2,714                    --
      Realized gains (losses) on sale of
         investments.........................               (3,688)                 (405)
                                               --------------------  --------------------
           Net realized gains (losses).......                 (974)                 (405)
                                               --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 6,900                   924
                                               --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 5,926                   519
                                               --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              6,204  $                261
                                               ====================  ====================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced May 1, 2015 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                            AMERICAN FUNDS            AMERICAN FUNDS GLOBAL
                                             AMERICAN FUNDS BOND             GLOBAL GROWTH            SMALL CAPITALIZATION
                                             INVESTMENT DIVISION          INVESTMENT DIVISION          INVESTMENT DIVISION
                                    ------------------------------------  -------------------  ------------------------------------
                                          2016                2015             2016 (a)              2016               2015
                                    -----------------  -----------------  -----------------    -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         196,723  $         150,936  $           1,502    $     (5,610,241)  $     (7,884,566)
   Net realized gains (losses)....            163,755          1,734,463             13,516           87,543,897         58,537,572
   Change in unrealized gains
     (losses) on investments......            946,304        (3,007,879)           (12,908)         (79,033,058)       (52,298,515)
                                    -----------------  -----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          1,306,782        (1,122,480)              2,110            2,900,598        (1,645,509)
                                    -----------------  -----------------  -----------------    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,631,771          2,923,708            549,208           12,720,416         17,544,017
   Net transfers (including fixed
     account).....................          6,558,700          (172,434)              5,813         (12,871,220)       (14,669,604)
   Contract charges...............          (445,194)          (426,222)                 --          (2,155,474)        (2,269,632)
   Transfers for contract benefits
     and terminations.............       (11,370,870)       (12,584,127)            (4,256)         (39,637,317)       (53,511,639)
                                    -----------------  -----------------  -----------------    -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (2,625,593)       (10,259,075)            550,765         (41,943,595)       (52,906,858)
                                    -----------------  -----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets.............        (1,318,811)       (11,381,555)            552,875         (39,042,997)       (54,552,367)
NET ASSETS:
   Beginning of year..............         93,643,199        105,024,754                 --          497,974,630        552,526,997
                                    -----------------  -----------------  -----------------    -----------------  -----------------
   End of year....................  $      92,324,388  $      93,643,199  $         552,875    $     458,931,633  $     497,974,630
                                    =================  =================  =================    =================  =================


                                            AMERICAN FUNDS GROWTH             AMERICAN FUNDS GROWTH-INCOME
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                    ------------------------------------  -------------------------------------
                                           2016               2015               2016               2015
                                    -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (6,230,622)  $     (8,777,219)   $         169,916  $     (1,364,179)
   Net realized gains (losses)....        101,772,025        254,754,225          97,857,020        147,613,642
   Change in unrealized gains
     (losses) on investments......       (23,335,601)      (190,134,254)        (24,296,682)      (145,069,760)
                                    -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         72,205,802         55,842,752          73,730,254          1,179,703
                                    -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         24,935,243         28,861,126          20,917,959         28,455,761
   Net transfers (including fixed
     account).....................       (36,542,707)       (41,343,153)        (17,540,591)       (15,345,287)
   Contract charges...............        (2,907,666)        (2,988,359)         (3,025,641)        (3,017,590)
   Transfers for contract benefits
     and terminations.............       (92,134,463)      (114,421,702)        (73,162,399)       (85,349,119)
                                    -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (106,649,593)      (129,892,088)        (72,810,672)       (75,256,235)
                                    -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets.............       (34,443,791)       (74,049,336)             919,582       (74,076,532)
NET ASSETS:
   Beginning of year..............        997,764,490      1,071,813,826         797,586,116        871,662,648
                                    -----------------  -----------------   -----------------  -----------------
   End of year....................  $     963,320,699  $     997,764,490   $     798,505,698  $     797,586,116
                                    =================  =================   =================  =================


                                      BLACKROCK GLOBAL ALLOCATION V.I.           CALVERT VP SRI BALANCED
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                    ------------------------------------  -------------------------------------
                                           2016             2015 (b)             2016               2015
                                    -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (939)  $           (255)  $          352,364  $       (588,569)
   Net realized gains (losses)....            (1,689)             24,888           1,912,070            726,382
   Change in unrealized gains
     (losses) on investments......             13,608           (52,286)           1,102,605        (1,936,948)
                                    -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             10,980           (27,653)           3,367,039        (1,799,135)
                                    -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 --            515,423           1,973,613          2,160,667
   Net transfers (including fixed
     account).....................             26,937              1,676         (1,075,418)          (644,402)
   Contract charges...............                (3)                 --            (21,272)           (21,782)
   Transfers for contract benefits
     and terminations.............            (6,006)                 --         (4,966,419)        (5,198,299)
                                    -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             20,928            517,099         (4,089,496)        (3,703,816)
                                    -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets.............             31,908            489,446           (722,457)        (5,502,951)
NET ASSETS:
   Beginning of year..............            489,446                 --          53,307,044         58,809,995
                                    -----------------  -----------------  ------------------  -----------------
   End of year....................  $         521,354  $         489,446  $       52,584,587  $      53,307,044
                                    =================  =================  ==================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                               DELAWARE VIP
                                        CALVERT VP SRI MID CAP GROWTH         SMALL CAP VALUE
                                             INVESTMENT DIVISION            INVESTMENT DIVISION
                                    --------------------------------------  -------------------
                                           2016                2015              2016 (a)
                                    ------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (101,540)  $        (123,383)  $             (61)
   Net realized gains (losses)....           1,471,575             752,418               1,192
   Change in unrealized gains
      (losses) on investments.....           (754,187)         (1,082,266)               4,722
                                    ------------------  ------------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             615,848           (453,231)               5,853
                                    ------------------  ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........             481,152             523,045              33,324
   Net transfers (including fixed
      account)....................           (698,624)           (120,350)             (2,776)
   Contract charges...............             (1,267)             (1,387)                  --
   Transfers for contract benefits
      and terminations............         (1,866,512)         (1,996,840)             (1,918)
                                    ------------------  ------------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (2,085,251)         (1,595,532)              28,630
                                    ------------------  ------------------  ------------------
      Net increase (decrease)
        in net assets.............         (1,469,403)         (2,048,763)              34,483
NET ASSETS:
   Beginning of year..............          11,604,230          13,652,993                  --
                                    ------------------  ------------------  ------------------
   End of year....................  $       10,134,827  $       11,604,230  $           34,483
                                    ==================  ==================  ==================


                                           FIDELITY VIP CONTRAFUND               FIDELITY VIP EQUITY-INCOME
                                             INVESTMENT DIVISION                     INVESTMENT DIVISION
                                    --------------------------------------  ------------------------------------
                                           2016                2015                2016               2015
                                    ------------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            1,517  $             (23)  $         970,327  $       1,745,646
   Net realized gains (losses)....               1,595               1,088          4,199,930          8,212,321
   Change in unrealized gains
      (losses) on investments.....              59,258             (1,174)          6,901,929       (14,134,540)
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........              62,370               (109)         12,072,186        (4,176,573)
                                    ------------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........           1,119,566               7,582          1,396,420          1,856,411
   Net transfers (including fixed
      account)....................              13,802               (238)        (1,162,966)        (2,229,369)
   Contract charges...............                (13)                (10)           (11,791)           (12,956)
   Transfers for contract benefits
      and terminations............             (7,012)                 (3)        (9,227,552)       (10,432,539)
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....           1,126,343               7,331        (9,005,889)       (10,818,453)
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............           1,188,713               7,222          3,066,297       (14,995,026)
NET ASSETS:
   Beginning of year..............              17,911              10,689         77,695,085         92,690,111
                                    ------------------  ------------------  -----------------  -----------------
   End of year....................  $        1,206,624  $           17,911  $      80,761,382  $      77,695,085
                                    ==================  ==================  =================  =================

                                       FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                       FREEDOM 2020         FREEDOM 2025         FREEDOM 2030         FREEDOM 2040
                                    INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                    -------------------  -------------------  -------------------  -------------------
                                         2016 (c)            2016 (c)              2016 (c)            2016 (c)
                                    -------------------  -----------------    ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          14,801    $          13,238    $           18,014   $           1,281
   Net realized gains (losses)....              2,429                1,689                 2,335                 427
   Change in unrealized gains
      (losses) on investments.....             13,029               18,121                29,909               4,368
                                    -------------------  -----------------    ------------------   -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             30,259               33,048                50,258               6,076
                                    -------------------  -----------------    ------------------   -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........          1,719,229            1,427,447             2,046,134             189,991
   Net transfers (including fixed
      account)....................           (38,374)              (6,869)              (13,114)            (11,793)
   Contract charges...............                 --                   --                    --                  --
   Transfers for contract benefits
      and terminations............                 --                   --               (1,337)                  --
                                    -------------------  -----------------    ------------------   -----------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....          1,680,855            1,420,578             2,031,683             178,198
                                    -------------------  -----------------    ------------------   -----------------
      Net increase (decrease)
        in net assets.............          1,711,114            1,453,626             2,081,941             184,274
NET ASSETS:
   Beginning of year..............                 --                   --                    --                  --
                                    -------------------  -----------------    ------------------   -----------------
   End of year....................  $       1,711,114    $       1,453,626    $        2,081,941   $         184,274
                                    ===================  =================    ==================   =================

                                       FIDELITY VIP
                                       FREEDOM 2050
                                    INVESTMENT DIVISION
                                    -------------------
                                         2016 (c)
                                    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $              951
   Net realized gains (losses)....                 462
   Change in unrealized gains
      (losses) on investments.....               5,707
                                    ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........               7,120
                                    ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........             148,581
   Net transfers (including fixed
      account)....................               8,837
   Contract charges...............                  --
   Transfers for contract benefits
      and terminations............            (17,136)
                                    ------------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....             140,282
                                    ------------------
      Net increase (decrease)
        in net assets.............             147,402
NET ASSETS:
   Beginning of year..............                  --
                                    ------------------
   End of year....................  $          147,402
                                    ==================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015





                                         FIDELITY VIP FUNDSMANAGER 50%         FIDELITY VIP FUNDSMANAGER 60%
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2016               2015               2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (2,098,264)  $     (1,893,715)  $     (2,171,595)  $     (2,589,158)
   Net realized gains (losses)......          4,256,022          8,397,680         12,893,547         23,621,331
   Change in unrealized gains
     (losses) on investments........          4,791,157       (12,419,817)        (2,493,364)       (25,990,981)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          6,948,915        (5,915,852)          8,228,588        (4,958,808)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            444,788            327,939          2,150,312         33,683,607
   Net transfers (including fixed
     account).......................         14,243,873         74,095,362                 --                 --
   Contract charges.................                 --                 --                 --                 --
   Transfers for contract benefits
     and terminations...............       (15,581,770)        (8,152,410)       (26,318,943)       (15,796,607)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          (893,109)         66,270,891       (24,168,631)         17,887,000
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          6,055,806         60,355,039       (15,940,043)         12,928,192
NET ASSETS:
   Beginning of year................        290,525,141        230,170,102        302,657,716        289,729,524
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     296,580,947  $     290,525,141  $     286,717,673  $     302,657,716
                                      =================  =================  =================  =================



                                             FIDELITY VIP GOVERNMENT
                                                  MONEY MARKET                       FIDELITY VIP GROWTH
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                             2016               2015               2016               2015
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (56,471)  $       (112,722)  $        (801,329)  $       (671,097)
   Net realized gains (losses)......                 --                 --          12,190,827          7,067,443
   Change in unrealized gains
     (losses) on investments........                 --                 --        (11,736,707)          (517,117)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (56,471)          (112,722)           (347,209)          5,879,229
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         13,195,195         75,271,175           1,589,828          2,166,951
   Net transfers (including fixed
     account).......................       (12,231,606)       (74,033,678)         (3,488,706)        (1,242,455)
   Contract charges.................                 --                 --             (2,764)            (2,947)
   Transfers for contract benefits
     and terminations...............        (2,865,610)        (1,077,409)         (9,199,470)        (9,535,089)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (1,902,021)            160,088        (11,101,112)        (8,613,540)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,958,492)             47,366        (11,448,321)        (2,734,311)
NET ASSETS:
   Beginning of year................          8,080,715          8,033,349          95,310,704         98,045,015
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $       6,122,223  $       8,080,715  $       83,862,383  $      95,310,704
                                      =================  =================  ==================  =================

                                                                                                       FTVIPT
                                                                                                      TEMPLETON
                                                                               FIDELITY VIP          DEVELOPING
                                      FIDELITY VIP INVESTMENT GRADE BOND          MID CAP            MARKETS VIP
                                              INVESTMENT DIVISION           INVESTMENT DIVISION  INVESTMENT DIVISION
                                      ------------------------------------  -------------------  -------------------
                                            2016                2015             2016 (a)             2016 (a)
                                      -----------------  -----------------  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         170,815  $         228,191  $         (1,186)    $             281
   Net realized gains (losses)......             23,502             10,020                134                1,507
   Change in unrealized gains
     (losses) on investments........            324,341          (449,055)             47,813               18,684
                                      -----------------  -----------------  -----------------    -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            518,658          (210,844)             46,761               20,472
                                      -----------------  -----------------  -----------------    -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            583,537            773,224            602,766              212,047
   Net transfers (including fixed
     account).......................          (279,070)          (171,317)              1,308             (11,321)
   Contract charges.................              (562)              (581)                 --                   --
   Transfers for contract benefits
     and terminations...............        (2,301,757)        (2,369,625)            (1,639)                   --
                                      -----------------  -----------------  -----------------    -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (1,997,852)        (1,768,299)            602,435              200,726
                                      -----------------  -----------------  -----------------    -----------------
     Net increase (decrease)
        in net assets...............        (1,479,194)        (1,979,143)            649,196              221,198
NET ASSETS:
   Beginning of year................         13,843,675         15,822,818                 --                   --
                                      -----------------  -----------------  -----------------    -----------------
   End of year......................  $      12,364,481  $      13,843,675  $         649,196    $         221,198
                                      =================  =================  =================    =================


                                            FTVIPT
                                           TEMPLETON
                                          FOREIGN VIP
                                      INVESTMENT DIVISION
                                      -------------------
                                           2016 (a)
                                       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $              10
   Net realized gains (losses)......                  16
   Change in unrealized gains
     (losses) on investments........                  42
                                       -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                  68
                                       -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               1,447
   Net transfers (including fixed
     account).......................                 416
   Contract charges.................                  --
   Transfers for contract benefits
     and terminations...............               (541)
                                       -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......               1,322
                                       -----------------
     Net increase (decrease)
        in net assets...............               1,390
NET ASSETS:
   Beginning of year................                  --
                                       -----------------
   End of year......................   $           1,390
                                       =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                                                                                       LMPVET
                                                                                                     CLEARBRIDGE
                                                                                JANUS ASPEN           VARIABLE
                                             IVY VIP ASSET STRATEGY             ENTERPRISE          APPRECIATION
                                               INVESTMENT DIVISION          INVESTMENT DIVISION  INVESTMENT DIVISION
                                      ------------------------------------  -------------------  -------------------
                                             2016            2015 (b)            2016 (a)             2016 (a)
                                      -----------------  -----------------  -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (19)  $            (24)  $           (579)    $              263
   Net realized gains (losses)......              (157)                492                529                   658
   Change in unrealized gains
     (losses) on investments........                 64              (781)              3,210                   542
                                      -----------------  -----------------  -----------------    ------------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              (112)              (313)              3,160                 1,463
                                      -----------------  -----------------  -----------------    ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --              2,944            245,291                31,526
   Net transfers (including fixed
     account).......................                281                251                402                 (870)
   Contract charges.................                 --                 --                 --                    --
   Transfers for contract benefits
     and terminations...............              (401)                 --            (1,089)                    --
                                      -----------------  -----------------  -----------------    ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              (120)              3,195            244,604                30,656
                                      -----------------  -----------------  -----------------    ------------------
     Net increase (decrease)
        in net assets...............              (232)              2,882            247,764                32,119
NET ASSETS:
   Beginning of year................              2,882                 --                 --                    --
                                      -----------------  -----------------  -----------------    ------------------
   End of year......................  $           2,650  $           2,882  $         247,764    $           32,119
                                      =================  =================  =================    ==================


                                            LMPVET               LMPVET               LMPVET
                                          CLEARBRIDGE          CLEARBRIDGE          CLEARBRIDGE
                                           VARIABLE          VARIABLE LARGE       VARIABLE SMALL
                                       DIVIDEND STRATEGY       CAP GROWTH           CAP GROWTH
                                      INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                      -------------------  -------------------  -------------------
                                           2016 (a)             2016 (a)              2016 (a)
                                      -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             632    $              256    $           (142)
   Net realized gains (losses)......                 11                51,392                  875
   Change in unrealized gains
     (losses) on investments........              4,421              (25,223)                1,875
                                      -----------------    ------------------    -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              5,064                26,425                2,608
                                      -----------------    ------------------    -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             59,736               671,030               38,048
   Net transfers (including fixed
     account).......................              1,636                    42                  587
   Contract charges.................                 --                    --                   --
   Transfers for contract benefits
     and terminations...............                (3)               (3,966)                 (37)
                                      -----------------    ------------------    -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......             61,369               667,106               38,598
                                      -----------------    ------------------    -----------------
     Net increase (decrease)
        in net assets...............             66,433               693,531               41,206
NET ASSETS:
   Beginning of year................                 --                    --                   --
                                      -----------------    ------------------    -----------------
   End of year......................  $          66,433    $          693,531    $          41,206
                                      =================    ==================    =================



                                                                                   LMPVIT
                                              LMPVET ENTRUSTPERMAL              WESTERN ASSET
                                             ALTERNATIVE SELECT VIT               CORE PLUS
                                               INVESTMENT DIVISION           INVESTMENT DIVISION
                                      -------------------------------------  -------------------
                                             2016               2015              2016 (a)
                                      ------------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (27,722)  $           1,272  $            2,795
   Net realized gains (losses)......            (29,627)             12,779                (54)
   Change in unrealized gains
     (losses) on investments........            (14,315)          (124,344)             (5,731)
                                      ------------------  -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            (71,664)          (110,293)             (2,990)
                                      ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             491,681          1,588,976             173,678
   Net transfers (including fixed
     account).......................              90,987            363,343             (3,551)
   Contract charges.................               (434)                (4)                  --
   Transfers for contract benefits
     and terminations...............           (171,582)            (4,366)             (1,811)
                                      ------------------  -----------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......             410,652          1,947,949             168,316
                                      ------------------  -----------------  ------------------
     Net increase (decrease)
        in net assets...............             338,988          1,837,656             165,326
NET ASSETS:
   Beginning of year................           1,866,516             28,860                  --
                                      ------------------  -----------------  ------------------
   End of year......................  $        2,205,504  $       1,866,516  $          165,326
                                      ==================  =================  ==================




                                                                                 MIST ALLIANZ GLOBAL INVESTORS
                                        MIST AB GLOBAL DYNAMIC ALLOCATION          DYNAMIC MULTI-ASSET PLUS
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                            2016                2015               2016                2015
                                      -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       5,697,109  $       32,884,000  $       (848,408)  $         179,206
   Net realized gains (losses)......         23,079,124          63,749,494           (22,823)             61,081
   Change in unrealized gains
     (losses) on investments........          8,961,217       (107,044,699)          1,511,246        (1,990,605)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         37,737,450        (10,411,205)            640,015        (1,750,318)
                                      -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         52,855,344          84,726,104         15,409,284         31,417,028
   Net transfers (including fixed
     account).......................         10,793,534         (2,772,610)          5,207,836         16,882,225
   Contract charges.................       (22,124,330)        (20,709,789)          (808,405)          (236,293)
   Transfers for contract benefits
     and terminations...............       (79,782,569)        (72,081,185)        (3,065,056)        (1,265,963)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (38,258,021)        (10,837,480)         16,743,659         46,796,997
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (520,571)        (21,248,685)         17,383,674         45,046,679
NET ASSETS:
   Beginning of year................      1,594,775,590       1,616,024,275         57,080,060         12,033,381
                                      -----------------  ------------------  -----------------  -----------------
   End of year......................  $   1,594,255,019  $    1,594,775,590  $      74,463,734  $      57,080,060
                                      =================  ==================  =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST AMERICAN FUNDS                   MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION                    GROWTH ALLOCATION
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                           2016               2015               2016               2015
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       3,089,928  $       1,126,157  $         183,845  $         178,469
   Net realized gains (losses).....         71,519,425         48,332,140         43,416,413         33,525,680
   Change in unrealized gains
     (losses) on investments.......       (21,697,985)       (65,120,634)       (13,270,190)       (41,675,699)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         52,911,368       (15,662,337)         30,330,068        (7,971,550)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         38,118,283         46,737,279         15,430,113         15,047,927
   Net transfers (including fixed
     account)......................         20,318,842          5,230,990          4,924,398          (671,210)
   Contract charges................        (8,224,852)        (7,648,329)        (3,792,428)        (3,693,830)
   Transfers for contract benefits
     and terminations..............       (50,594,528)       (49,850,475)       (28,198,194)       (26,770,641)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (382,255)        (5,530,535)       (11,636,111)       (16,087,754)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         52,529,113       (21,192,872)         18,693,957       (24,059,304)
NET ASSETS:
   Beginning of year...............        802,015,862        823,208,734        404,659,720        428,719,024
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     854,544,975  $     802,015,862  $     423,353,677  $     404,659,720
                                     =================  =================  =================  =================

                                                                                  MIST AMERICAN FUNDS
                                         MIST AMERICAN FUNDS GROWTH               MODERATE ALLOCATION
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (3,580,254)  $    (1,538,453)  $      6,093,952  $      2,156,519
   Net realized gains (losses).....         97,324,652        45,177,533        64,050,111        48,597,995
   Change in unrealized gains
     (losses) on investments.......       (65,461,842)      (24,339,670)      (17,869,095)      (69,397,017)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         28,282,556        19,299,410        52,274,968      (18,642,503)
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         10,759,311        15,396,605        36,929,884        48,719,585
   Net transfers (including fixed
     account)......................       (11,394,582)      (20,305,075)         2,297,892       (7,910,289)
   Contract charges................        (3,190,870)       (3,183,174)       (9,322,030)       (9,098,827)
   Transfers for contract benefits
     and terminations..............       (21,764,807)      (21,260,468)      (75,045,852)      (63,807,780)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (25,590,948)      (29,352,112)      (45,140,106)      (32,097,311)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          2,691,608      (10,052,702)         7,134,862      (50,739,814)
NET ASSETS:
   Beginning of year...............        369,229,553       379,282,255       936,586,101       987,325,915
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     371,921,161  $    369,229,553  $    943,720,963  $    936,586,101
                                     =================  ================  ================  ================

                                                                                      MIST BLACKROCK
                                         MIST AQR GLOBAL RISK BALANCED          GLOBAL TACTICAL STRATEGIES
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                            2016               2015               2016               2015
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (16,041,659)  $      62,379,366  $       4,316,440  $       6,028,714
   Net realized gains (losses).....       (26,638,265)        130,738,186        164,147,748         87,558,090
   Change in unrealized gains
     (losses) on investments.......        137,418,418      (348,140,416)      (105,157,857)      (120,602,820)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         94,738,494      (155,022,864)         63,306,331       (27,016,016)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         17,844,850         43,703,628         61,761,501        126,172,524
   Net transfers (including fixed
     account)......................       (42,679,138)       (90,495,717)       (15,769,304)       (17,841,123)
   Contract charges................       (18,428,361)       (19,144,120)       (27,583,084)       (26,102,879)
   Transfers for contract benefits
     and terminations..............       (65,774,795)       (68,526,643)       (96,366,908)       (89,736,108)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (109,037,444)      (134,462,852)       (77,957,795)        (7,507,586)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (14,298,950)      (289,485,716)       (14,651,464)       (34,523,602)
NET ASSETS:
   Beginning of year...............      1,279,345,923      1,568,831,639      2,004,095,320      2,038,618,922
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $   1,265,046,973  $   1,279,345,923  $   1,989,443,856  $   2,004,095,320
                                     =================  =================  =================  =================


                                           MIST BLACKROCK HIGH YIELD
                                              INVESTMENT DIVISION
                                     ------------------------------------
                                            2016               2015
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           9,937  $           3,509
   Net realized gains (losses).....            (3,191)                312
   Change in unrealized gains
     (losses) on investments.......             18,696           (12,432)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             25,442            (8,611)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             99,390            144,003
   Net transfers (including fixed
     account)......................             43,805             23,190
   Contract charges................               (37)               (18)
   Transfers for contract benefits
     and terminations..............            (9,847)            (2,096)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            133,311            165,079
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............            158,753            156,468
NET ASSETS:
   Beginning of year...............            172,276             15,808
                                     -----------------  -----------------
   End of year.....................  $         331,029  $         172,276
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                     MIST CLEARBRIDGE
                                         MIST CLARION GLOBAL REAL ESTATE             AGGRESSIVE GROWTH
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2016               2015              2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,879,309  $       6,443,081  $     (4,670,514)  $     (6,709,656)
   Net realized gains (losses)......        (1,406,958)        (1,517,055)         11,263,135         15,150,000
   Change in unrealized gains
     (losses) on investments........          (743,010)       (11,514,293)            310,485       (41,596,728)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (270,659)        (6,588,267)          6,903,106       (33,156,384)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          7,385,884         10,244,133         17,056,798         29,754,581
   Net transfers (including fixed
     account).......................          1,082,053        (5,596,815)       (33,073,370)          2,156,739
   Contract charges.................        (1,014,736)        (1,038,007)        (3,727,339)        (3,913,931)
   Transfers for contract benefits
     and terminations...............       (20,458,485)       (24,688,782)       (45,410,709)       (52,595,613)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (13,005,284)       (21,079,471)       (65,154,620)       (24,598,224)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (13,275,943)       (27,667,738)       (58,251,514)       (57,754,608)
NET ASSETS:
   Beginning of year................        233,288,277        260,956,015        615,095,439        672,850,047
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     220,012,334  $     233,288,277  $     556,843,925  $     615,095,439
                                      =================  =================  =================  =================

                                                 MIST GOLDMAN                       MIST HARRIS OAKMARK
                                              SACHS MID CAP VALUE                      INTERNATIONAL
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2016             2015 (b)             2016                2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (1,138)  $           (632)  $       4,273,674  $       9,654,311
   Net realized gains (losses)......             14,246             14,791         22,251,306         53,300,661
   Change in unrealized gains
     (losses) on investments........             22,745           (30,255)          6,561,081       (92,293,852)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             35,853           (16,096)         33,086,061       (29,338,880)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             86,478            105,542         15,441,606         24,194,420
   Net transfers (including fixed
     account).......................             45,512             77,998       (17,374,772)          4,312,086
   Contract charges.................                (5)                 --        (2,790,053)        (2,874,054)
   Transfers for contract benefits
     and terminations...............           (10,390)              (585)       (37,781,688)       (46,074,370)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......            121,595            182,955       (42,504,907)       (20,441,918)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            157,448            166,859        (9,418,846)       (49,780,798)
NET ASSETS:
   Beginning of year................            166,859                 --        503,695,677        553,476,475
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         324,307  $         166,859  $     494,276,831  $     503,695,677
                                      =================  =================  =================  =================

                                                  MIST INVESCO
                                            BALANCED-RISK ALLOCATION                MIST INVESCO COMSTOCK
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2016               2015               2016             2015 (d)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (5,389,838)  $       6,976,834  $             117  $              54
   Net realized gains (losses)......          (822,804)         32,567,892              (130)                117
   Change in unrealized gains
     (losses) on investments........         53,568,247       (64,874,713)              1,347              (918)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         47,355,605       (25,329,987)              1,334              (747)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         25,973,982         49,230,141              8,809              9,430
   Net transfers (including fixed
     account).......................         27,799,932          (735,103)            (1,981)                 89
   Contract charges.................        (6,346,466)        (5,530,401)                (3)                 --
   Transfers for contract benefits
     and terminations...............       (26,853,042)       (21,658,016)            (2,423)              (100)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         20,574,406         21,306,621              4,402              9,419
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         67,930,011        (4,023,366)              5,736              8,672
NET ASSETS:
   Beginning of year................        454,441,516        458,464,882              8,672                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     522,371,527  $     454,441,516  $          14,408  $           8,672
                                      =================  =================  =================  =================


                                          MIST INVESCO MID CAP VALUE
                                              INVESTMENT DIVISION
                                      -----------------------------------
                                            2016              2015
                                      ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (2,210,544)  $     (3,386,587)
   Net realized gains (losses)......        20,870,823         30,182,385
   Change in unrealized gains
     (losses) on investments........        37,621,223       (73,076,355)
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        56,281,502       (46,280,557)
                                      ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         9,637,257         13,408,751
   Net transfers (including fixed
     account).......................      (18,679,137)        (1,468,130)
   Contract charges.................       (1,621,588)        (1,663,667)
   Transfers for contract benefits
     and terminations...............      (35,893,614)       (45,460,761)
                                      ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......      (46,557,082)       (35,183,807)
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets...............         9,724,420       (81,464,364)
NET ASSETS:
   Beginning of year................       422,756,206        504,220,570
                                      ----------------  -----------------
   End of year......................  $    432,480,626  $     422,756,206
                                      ================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        MIST INVESCO SMALL CAP GROWTH            MIST JPMORGAN CORE BOND
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2016               2015               2016              2015
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (617,347)  $       (694,196)  $       1,502,041  $         989,600
   Net realized gains (losses).....         7,636,784         14,943,940          (120,942)           (77,075)
   Change in unrealized gains
     (losses) on investments.......       (2,241,631)       (15,578,333)          (619,010)        (1,738,113)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         4,777,806        (1,328,589)            762,089          (825,588)
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,863,147          2,949,714          4,983,310          5,328,900
   Net transfers (including fixed
     account)......................       (1,199,618)           (38,384)          1,919,030          5,113,852
   Contract charges................         (194,091)          (201,983)          (895,456)          (886,711)
   Transfers for contract benefits
     and terminations..............       (4,648,805)        (4,949,094)        (6,496,612)        (6,650,405)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (4,179,367)        (2,239,747)          (489,728)          2,905,636
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           598,439        (3,568,336)            272,361          2,080,048
NET ASSETS:
   Beginning of year...............        50,546,958         54,115,294         97,049,152         94,969,104
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     51,145,397  $      50,546,958  $      97,321,513  $      97,049,152
                                     ================  =================  =================  =================

                                            MIST JPMORGAN GLOBAL
                                              ACTIVE ALLOCATION               MIST JPMORGAN SMALL CAP VALUE
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2016               2015               2016               2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       7,145,748  $     10,257,848  $          70,721  $        (30,811)
   Net realized gains (losses).....         14,193,866        33,721,224          1,596,863          2,021,965
   Change in unrealized gains
     (losses) on investments.......        (7,246,200)      (47,806,552)          4,221,340        (3,780,603)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         14,093,414       (3,827,480)          5,888,924        (1,789,449)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         57,901,417        99,400,469            878,120          1,067,740
   Net transfers (including fixed
     account)......................         24,796,147        39,784,699          1,820,177             86,724
   Contract charges................       (10,388,617)       (8,492,134)          (173,087)          (162,466)
   Transfers for contract benefits
     and terminations..............       (40,822,874)      (30,071,151)        (1,290,091)          (959,677)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         31,486,073       100,621,883          1,235,119             32,321
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         45,579,487        96,794,403          7,124,043        (1,757,128)
NET ASSETS:
   Beginning of year...............        765,909,740       669,115,337         19,373,472         21,130,600
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     811,489,227  $    765,909,740  $      26,497,515  $      19,373,472
                                     =================  ================  =================  =================

                                                                                    MIST MET/ABERDEEN
                                      MIST LOOMIS SAYLES GLOBAL MARKETS          EMERGING MARKETS EQUITY
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------
                                           2016               2015               2016               2015
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         475,684  $         369,322  $      (148,030)  $         288,170
   Net realized gains (losses).....          5,071,002          2,472,090         (617,380)          (328,008)
   Change in unrealized gains
     (losses) on investments.......        (1,490,909)        (2,653,598)         6,099,705        (8,274,343)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          4,055,777            187,814         5,334,295        (8,314,181)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,994,170          3,438,072           993,148          1,979,524
   Net transfers (including fixed
     account)......................          8,193,706        (1,986,596)       (1,367,692)          5,656,755
   Contract charges................          (882,246)          (858,117)         (487,772)          (466,099)
   Transfers for contract benefits
     and terminations..............       (10,657,165)        (9,574,355)       (2,469,245)        (2,071,869)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (351,535)        (8,980,996)       (3,331,561)          5,098,311
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          3,704,242        (8,793,182)         2,002,734        (3,215,870)
NET ASSETS:
   Beginning of year...............        114,155,824        122,949,006        49,518,855         52,734,725
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     117,860,066  $     114,155,824  $     51,521,589  $      49,518,855
                                     =================  =================  ================  =================

                                               MIST MET/ARTISAN
                                                 INTERNATIONAL
                                              INVESTMENT DIVISION
                                     ------------------------------------
                                            2016            2015 (b)
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            (10)  $            (13)
   Net realized gains (losses).....               (60)                (1)
   Change in unrealized gains
     (losses) on investments.......              (228)              (202)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              (298)              (216)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --              2,944
   Net transfers (including fixed
     account)......................                431                185
   Contract charges................                 --                 --
   Transfers for contract benefits
     and terminations..............              (399)                 --
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......                 32              3,129
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............              (266)              2,913
NET ASSETS:
   Beginning of year...............              2,913                 --
                                     -----------------  -----------------
   End of year.....................  $           2,647  $           2,913
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                      MIST MET/FRANKLIN
                                       MIST MET/EATON VANCE FLOATING RATE         LOW DURATION TOTAL RETURN
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                            2016                2015               2016               2015
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         514,735  $         437,486  $        1,359,414  $       1,624,285
   Net realized gains (losses)......          (133,550)           (98,316)           (646,544)          (338,968)
   Change in unrealized gains
     (losses) on investments........          1,184,560          (773,496)             753,695        (2,946,922)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          1,565,745          (434,326)           1,466,565        (1,661,605)
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,804,276          1,535,124           2,490,528          4,559,619
   Net transfers (including fixed
     account).......................          4,698,343            842,170           2,323,733        (7,119,960)
   Contract charges.................           (76,126)           (75,848)           (668,115)          (694,360)
   Transfers for contract benefits
     and terminations...............        (1,439,666)        (2,071,082)         (8,785,433)        (6,572,076)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          4,986,827            230,364         (4,639,287)        (9,826,777)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............          6,552,572          (203,962)         (3,172,722)       (11,488,382)
NET ASSETS:
   Beginning of year................         19,924,175         20,128,137          85,200,113         96,688,495
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $      26,476,747  $      19,924,175  $       82,027,391  $      85,200,113
                                      =================  =================  ==================  =================

                                               MIST MET/TEMPLETON                    MIST MET/WELLINGTON
                                               INTERNATIONAL BOND                    LARGE CAP RESEARCH
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                             2016               2015               2016               2015
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (94,461)  $         574,573  $        9,538,968  $       (743,626)
   Net realized gains (losses)......          (140,382)           (74,272)          59,993,782         76,771,964
   Change in unrealized gains
     (losses) on investments........            212,506          (950,206)        (21,181,412)       (49,429,031)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (22,337)          (449,905)          48,351,338         26,599,307
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             81,436            158,313           9,084,499         11,762,759
   Net transfers (including fixed
     account).......................            397,532            384,649        (17,461,131)       (19,471,410)
   Contract charges.................           (89,871)           (91,736)           (750,531)          (759,734)
   Transfers for contract benefits
     and terminations...............          (413,815)          (518,990)        (58,628,411)       (68,589,447)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......           (24,718)           (67,764)        (67,755,574)       (77,057,832)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............           (47,055)          (517,669)        (19,404,236)       (50,458,525)
NET ASSETS:
   Beginning of year................          7,837,819          8,355,488         710,595,064        761,053,589
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $       7,790,764  $       7,837,819  $      691,190,828  $     710,595,064
                                      =================  =================  ==================  =================


                                                   VARIABLE B                            VARIABLE C
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2016               2015               2016                2015
                                      -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         183,684  $            5,694  $          31,549  $          11,324
   Net realized gains (losses)......          1,136,971           1,507,345            101,692            111,175
   Change in unrealized gains
     (losses) on investments........          (477,549)         (1,012,258)           (20,640)           (61,478)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            843,106             500,781            112,601             61,021
                                      -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                  --                 --                 --
   Net transfers (including fixed
     account).......................                 --                  --                 --                 --
   Contract charges.................                 --                  --                 --                 --
   Transfers for contract benefits
     and terminations...............        (1,971,544)         (2,159,003)           (59,920)           (49,123)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (1,971,544)         (2,159,003)           (59,920)           (49,123)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,128,438)         (1,658,222)             52,681             11,898
NET ASSETS:
   Beginning of year................         12,212,076          13,870,298          1,368,738          1,356,840
                                      -----------------  ------------------  -----------------  -----------------
   End of year......................  $      11,083,638  $       12,212,076  $       1,421,419  $       1,368,738
                                      =================  ==================  =================  =================


                                        MIST METLIFE ASSET ALLOCATION 100
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2016              2015
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       2,428,498  $         353,067
   Net realized gains (losses)......         27,951,625         22,255,475
   Change in unrealized gains
     (losses) on investments........       (14,456,236)       (29,226,415)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         15,923,887        (6,617,873)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         10,910,761         13,898,104
   Net transfers (including fixed
     account).......................        (3,584,705)        (2,874,643)
   Contract charges.................          (485,593)          (475,155)
   Transfers for contract benefits
     and terminations...............       (18,297,668)       (20,646,638)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (11,457,205)       (10,098,332)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          4,466,682       (16,716,205)
NET ASSETS:
   Beginning of year................        214,215,734        230,931,939
                                      -----------------  -----------------
   End of year......................  $     218,682,416  $     214,215,734
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                MIST METLIFE MULTI-INDEX
                                         MIST METLIFE BALANCED PLUS                   TARGETED RISK
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                           2016               2015               2016               2015
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      55,636,140  $      28,339,113  $         670,865  $       (307,998)
   Net realized gains (losses).....         39,415,780        199,585,593            968,376         17,078,465
   Change in unrealized gains
     (losses) on investments.......        136,945,140      (409,728,366)         26,580,162       (39,065,202)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        231,997,060      (181,803,660)         28,219,403       (22,294,735)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        152,319,948        332,485,285        112,718,047        183,140,972
   Net transfers (including fixed
     account)......................         30,594,902         12,794,482         34,422,981        143,784,095
   Contract charges................       (45,057,418)       (40,572,122)       (10,731,996)        (7,135,350)
   Transfers for contract benefits
     and terminations..............      (166,580,278)      (156,636,175)       (38,586,159)       (26,557,212)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (28,722,846)        148,071,470         97,822,873        293,232,505
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        203,274,214       (33,732,190)        126,042,276        270,937,770
NET ASSETS:
   Beginning of year...............      3,272,800,741      3,306,532,931        774,094,507        503,156,737
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $   3,476,074,955  $   3,272,800,741  $     900,136,783  $     774,094,507
                                     =================  =================  =================  =================


                                        MIST METLIFE SMALL CAP VALUE         MIST MFS RESEARCH INTERNATIONAL
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ----------------------------------
                                           2016               2015               2016              2015
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (17,574)  $       (174,955)  $      1,621,283  $      3,433,795
   Net realized gains (losses).....            292,455          6,007,305       (2,135,365)           343,144
   Change in unrealized gains
     (losses) on investments.......          4,130,404        (6,894,491)       (3,395,887)       (8,823,405)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          4,405,285        (1,062,141)       (3,909,969)       (5,046,466)
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,011,288          1,083,659         5,602,966         7,302,273
   Net transfers (including fixed
     account)......................          (835,463)          (366,120)         (483,768)       (2,376,663)
   Contract charges................           (38,066)           (35,578)       (1,013,488)       (1,059,819)
   Transfers for contract benefits
     and terminations..............        (1,146,340)        (1,090,362)      (16,066,432)      (19,307,007)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,008,581)          (408,401)      (11,960,722)      (15,441,216)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          3,396,704        (1,470,542)      (15,870,691)      (20,487,682)
NET ASSETS:
   Beginning of year...............         15,330,460         16,801,002       201,136,412       221,624,094
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      18,727,164  $      15,330,460  $    185,265,721  $    201,136,412
                                     =================  =================  ================  ================

                                              MIST MORGAN STANLEY
                                                MID CAP GROWTH               MIST OPPENHEIMER GLOBAL EQUITY
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                            2016              2015               2016               2015
                                      ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (3,491,333)  $    (4,268,462)  $       (458,547)  $       (367,695)
   Net realized gains (losses).....          8,815,810        15,167,804         18,681,846         15,455,628
   Change in unrealized gains
     (losses) on investments.......       (34,438,851)      (31,029,081)       (21,132,675)        (7,143,440)
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (29,114,374)      (20,129,739)        (2,909,376)          7,944,493
                                      ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,763,311         9,971,327          7,414,080          9,399,725
   Net transfers (including fixed
     account)......................        (4,167,465)       (7,402,166)        (7,842,853)          3,916,312
   Contract charges................          (428,140)         (457,903)        (1,096,762)        (1,118,748)
   Transfers for contract benefits
     and terminations..............       (23,083,046)      (31,210,593)       (23,327,788)       (23,135,934)
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (19,915,340)      (29,099,335)       (24,853,323)       (10,938,645)
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (49,029,714)      (49,229,074)       (27,762,699)        (2,994,152)
NET ASSETS:
   Beginning of year...............        318,386,768       367,615,842        268,477,388        271,471,540
                                      ----------------  ----------------  -----------------  -----------------
   End of year.....................   $    269,357,054  $    318,386,768  $     240,714,689  $     268,477,388
                                      ================  ================  =================  =================

                                             MIST PANAGORA GLOBAL
                                               DIVERSIFIED RISK
                                              INVESTMENT DIVISION
                                     ------------------------------------
                                            2016               2015
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         659,273  $       (127,687)
   Net realized gains (losses).....          1,400,761             80,369
   Change in unrealized gains
     (losses) on investments.......            254,567        (1,781,131)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,314,601        (1,828,449)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         13,091,510         14,767,009
   Net transfers (including fixed
     account)......................         39,349,002          8,481,816
   Contract charges................          (548,821)          (127,692)
   Transfers for contract benefits
     and terminations..............        (2,016,785)          (884,805)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         49,874,906         22,236,328
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............         52,189,507         20,407,879
NET ASSETS:
   Beginning of year...............         27,029,557          6,621,678
                                     -----------------  -----------------
   End of year.....................  $      79,219,064  $      27,029,557
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                      MIST PIMCO INFLATION PROTECTED BOND          MIST PIMCO TOTAL RETURN
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                     --------------------------------------  -----------------------------------
                                            2016               2015                 2016              2015
                                      -----------------  ----------------    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $     (5,585,593)  $     18,028,545    $      12,831,739  $     42,775,561
   Net realized gains (losses).....         (7,854,721)       (8,502,320)          (5,197,120)         9,908,623
   Change in unrealized gains
     (losses) on investments.......          29,396,662      (30,487,770)            5,881,365      (64,806,501)
                                      -----------------  ----------------    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          15,956,348      (20,961,545)           13,515,984      (12,122,317)
                                      -----------------  ----------------    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           8,871,359        13,413,226           21,877,733        29,337,987
   Net transfers (including fixed
     account)......................           (302,576)       (9,141,299)         (14,551,456)      (16,147,459)
   Contract charges................         (3,639,406)       (3,697,295)          (6,911,454)       (7,011,705)
   Transfers for contract benefits
     and terminations..............        (36,409,123)      (40,815,967)         (82,178,458)      (90,635,820)
                                      -----------------  ----------------    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (31,479,746)      (40,241,335)         (81,763,635)      (84,456,997)
                                      -----------------  ----------------    -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (15,523,398)      (61,202,880)         (68,247,651)      (96,579,314)
NET ASSETS:
   Beginning of year...............         451,404,388       512,607,268          994,182,970     1,090,762,284
                                      -----------------  ----------------    -----------------  ----------------
   End of year.....................   $     435,880,990  $    451,404,388    $     925,935,319  $    994,182,970
                                      =================  ================    =================  ================

                                       MIST PYRAMIS GOVERNMENT INCOME          MIST PYRAMIS MANAGED RISK
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                            2016              2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,401,277  $      5,585,521  $     (1,746,482)  $    (1,222,017)
   Net realized gains (losses).....          (156,174)         (150,619)          1,056,983         7,276,907
   Change in unrealized gains
     (losses) on investments.......        (4,381,845)       (9,705,204)         12,972,660      (16,145,144)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (136,742)       (4,270,302)         12,283,161      (10,090,254)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         16,994,960        21,028,062         52,633,069       105,640,846
   Net transfers (including fixed
     account)......................         30,771,240         3,306,610         19,675,694        96,467,400
   Contract charges................        (7,507,128)       (7,075,620)        (4,242,703)       (2,123,563)
   Transfers for contract benefits
     and terminations..............       (39,252,970)      (36,356,781)       (13,665,971)       (7,685,955)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          1,006,102      (19,097,729)         54,400,089       192,298,728
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............            869,360      (23,368,031)         66,683,250       182,208,474
NET ASSETS:
   Beginning of year...............        511,078,026       534,446,057        309,530,805       127,322,331
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     511,947,386  $    511,078,026  $     376,214,055  $    309,530,805
                                     =================  ================  =================  ================

                                      MIST SCHRODERS GLOBAL MULTI-ASSET     MIST SSGA GROWTH AND INCOME ETF
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                            2016              2015               2016              2015
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         851,049  $    (1,174,934)   $      9,719,733  $       9,759,736
   Net realized gains (losses).....          7,900,250        14,281,545         50,693,050         59,953,689
   Change in unrealized gains
     (losses) on investments.......         14,036,744      (25,032,926)       (21,976,549)       (98,150,269)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         22,788,043      (11,926,315)         38,436,234       (28,436,844)
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         33,708,870        67,525,609         28,406,285         44,577,621
   Net transfers (including fixed
     account)......................         12,925,074        41,820,235       (21,229,604)       (32,417,407)
   Contract charges................        (6,780,954)       (5,548,357)        (9,375,518)        (9,202,199)
   Transfers for contract benefits
     and terminations..............       (24,010,235)      (20,230,788)       (54,770,353)       (53,469,988)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         15,842,755        83,566,699       (56,969,190)       (50,511,973)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............         38,630,798        71,640,384       (18,532,956)       (78,948,817)
NET ASSETS:
   Beginning of year...............        498,402,470       426,762,086        880,260,118        959,208,935
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $     537,033,268  $    498,402,470   $    861,727,162  $     880,260,118
                                     =================  ================   ================  =================

                                            MIST SSGA GROWTH ETF
                                             INVESTMENT DIVISION
                                     -----------------------------------
                                           2016              2015
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,307,944  $       1,156,549
   Net realized gains (losses).....         9,118,383         10,507,045
   Change in unrealized gains
     (losses) on investments.......       (2,689,685)       (17,009,748)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         7,736,642        (5,346,154)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,166,725          8,084,130
   Net transfers (including fixed
     account)......................       (3,524,942)          (531,329)
   Contract charges................       (1,058,387)        (1,044,385)
   Transfers for contract benefits
     and terminations..............      (11,336,035)       (11,626,734)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,752,639)        (5,118,318)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (3,015,997)       (10,464,472)
NET ASSETS:
   Beginning of year...............       148,082,202        158,546,674
                                     ----------------  -----------------
   End of year.....................  $    145,066,205  $     148,082,202
                                     ================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                       MIST T. ROWE PRICE LARGE CAP VALUE    MIST T. ROWE PRICE MID CAP GROWTH
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2016            2015 (d)             2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           4,573  $           (446)  $     (5,595,593)  $     (5,634,713)
   Net realized gains (losses)......             28,858                 37         71,317,575         78,978,860
   Change in unrealized gains
     (losses) on investments........             11,699            (3,740)       (43,877,188)       (50,570,412)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             45,130            (4,149)         21,844,794         22,773,735
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            298,982             99,195         18,381,660         25,568,356
   Net transfers (including fixed
     account).......................           (30,531)             42,756        (6,800,190)         20,490,955
   Contract charges.................               (55)                 --        (2,236,616)        (2,178,434)
   Transfers for contract benefits
     and terminations...............            (9,796)                (6)       (36,717,272)       (35,630,225)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......            258,600            141,945       (27,372,418)          8,250,652
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            303,730            137,796        (5,527,624)         31,024,387
NET ASSETS:
   Beginning of year................            137,796                 --        456,943,184        425,918,797
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         441,526  $         137,796  $     451,415,560  $     456,943,184
                                      =================  =================  =================  =================

                                                                                     MSF BAILLIE GIFFORD
                                          MIST TCW CORE FIXED INCOME                 INTERNATIONAL STOCK
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2016             2015 (e)             2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (1,009)  $            (20)  $         322,605  $         477,891
   Net realized gains (losses)......              (106)                 --        (1,437,129)        (1,107,968)
   Change in unrealized gains
     (losses) on investments........            (3,843)               (16)          5,990,793        (3,208,049)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            (4,958)               (36)          4,876,269        (3,838,126)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            104,341              7,500          2,553,574          3,238,899
   Net transfers (including fixed
     account).......................            216,916             13,199        (2,835,892)        (2,589,739)
   Contract charges.................                 --                 --          (395,781)          (409,655)
   Transfers for contract benefits
     and terminations...............           (18,490)                 --       (10,805,657)       (13,459,183)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......            302,767             20,699       (11,483,756)       (13,219,678)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            297,809             20,663        (6,607,487)       (17,057,804)
NET ASSETS:
   Beginning of year................             20,663                 --        126,876,615        143,934,419
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         318,472  $          20,663  $     120,269,128  $     126,876,615
                                      =================  =================  =================  =================


                                        MSF BARCLAYS AGGREGATE BOND INDEX        MSF BLACKROCK BOND INCOME
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2016              2015               2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      15,932,511  $      17,875,505  $       8,607,599  $      12,251,881
   Net realized gains (losses)......            951,851            721,469          (112,877)          5,818,364
   Change in unrealized gains
     (losses) on investments........        (6,621,395)       (32,081,982)          (633,208)       (22,179,775)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         10,262,967       (13,485,008)          7,861,514        (4,109,530)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         54,460,240         75,590,153         12,261,794         19,829,390
   Net transfers (including fixed
     account).......................         41,379,186         15,299,808         16,773,717         16,202,388
   Contract charges.................        (6,808,934)        (6,358,171)        (2,445,620)        (2,330,867)
   Transfers for contract benefits
     and terminations...............      (107,446,383)      (116,103,203)       (43,300,084)       (48,715,946)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (18,415,891)       (31,571,413)       (16,710,193)       (15,015,035)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (8,152,924)       (45,056,421)        (8,848,679)       (19,124,565)
NET ASSETS:
   Beginning of year................      1,156,862,410      1,201,918,831        478,889,253        498,013,818
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $   1,148,709,486  $   1,156,862,410  $     470,040,574  $     478,889,253
                                      =================  =================  =================  =================


                                       MSF BLACKROCK CAPITAL APPRECIATION
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2016               2015
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (2,135,910)  $     (2,366,584)
   Net realized gains (losses)......         19,426,861         40,537,628
   Change in unrealized gains
     (losses) on investments........       (19,863,296)       (29,688,354)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (2,572,345)          8,482,690
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,982,463          7,009,721
   Net transfers (including fixed
     account).......................        (5,745,313)        (3,258,993)
   Contract charges.................        (1,045,913)        (1,076,700)
   Transfers for contract benefits
     and terminations...............       (14,318,859)       (15,051,494)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (16,127,622)       (12,377,466)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (18,699,967)        (3,894,776)
NET ASSETS:
   Beginning of year................        180,849,248        184,744,024
                                      -----------------  -----------------
   End of year......................  $     162,149,281  $     180,849,248
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                     MSF BLACKROCK
                                        MSF BLACKROCK LARGE CAP VALUE            ULTRA-SHORT TERM BOND
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2016               2015               2016              2015
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        456,320  $         835,724  $       (831,026)  $       (897,912)
   Net realized gains (losses).....        12,188,314         18,783,606             10,909                 --
   Change in unrealized gains
     (losses) on investments.......        25,719,292       (38,494,523)             76,512                 --
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        38,363,926       (18,875,193)          (743,605)          (897,912)
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         7,615,577         10,587,598          5,327,542         10,263,669
   Net transfers (including fixed
     account)......................       (1,221,368)        (2,320,586)          1,147,765        (3,986,517)
   Contract charges................       (1,361,431)        (1,369,677)          (507,783)          (534,027)
   Transfers for contract benefits
     and terminations..............      (22,429,856)       (23,869,944)       (10,736,963)        (9,584,689)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (17,397,078)       (16,972,609)        (4,769,439)        (3,841,564)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        20,966,848       (35,847,802)        (5,513,044)        (4,739,476)
NET ASSETS:
   Beginning of year...............       241,297,390        277,145,192         65,638,458         70,377,934
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $    262,264,238  $     241,297,390  $      60,125,414  $      65,638,458
                                     ================  =================  =================  =================


                                         MSF FRONTIER MID CAP GROWTH             MSF JENNISON GROWTH
                                             INVESTMENT DIVISION                 INVESTMENT DIVISION
                                     ----------------------------------  ------------------------------------
                                           2016              2015               2016              2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,640,961)  $    (6,402,472)  $     (2,049,550)  $     (2,145,918)
   Net realized gains (losses).....        63,508,602        87,308,805         23,550,220         34,731,596
   Change in unrealized gains
     (losses) on investments.......      (40,013,176)      (70,811,852)       (23,810,580)       (16,815,087)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        17,854,465        10,094,481        (2,309,910)         15,770,591
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         7,512,295         8,174,212          5,677,302          6,669,903
   Net transfers (including fixed
     account)......................      (11,578,837)       (5,595,314)        (6,839,399)          3,673,494
   Contract charges................         (612,223)         (623,301)        (1,044,022)        (1,036,154)
   Transfers for contract benefits
     and terminations..............      (39,090,873)      (47,843,700)       (13,831,574)       (14,525,014)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (43,769,638)      (45,888,103)       (16,037,693)        (5,217,771)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (25,915,173)      (35,793,622)       (18,347,603)         10,552,820
NET ASSETS:
   Beginning of year...............       481,166,004       516,959,626        184,782,553        174,229,733
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    455,250,831  $    481,166,004  $     166,434,950  $     184,782,553
                                     ================  ================  =================  =================

                                                                                   MSF LOOMIS SAYLES
                                      MSF LOOMIS SAYLES SMALL CAP CORE             SMALL CAP GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     ----------------------------------  ------------------------------------
                                           2016              2015               2016              2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,844,794)  $    (2,230,204)  $       (582,881)  $       (687,881)
   Net realized gains (losses).....        16,917,175        28,214,937          5,089,497          9,423,368
   Change in unrealized gains
     (losses) on investments.......        12,920,486      (30,671,698)        (2,509,551)        (8,680,037)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        27,992,867       (4,686,965)          1,997,065             55,450
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,161,800         6,072,356          1,495,178          1,671,979
   Net transfers (including fixed
     account)......................       (6,624,611)       (4,558,976)        (2,353,186)            900,739
   Contract charges................         (731,615)         (731,994)          (114,375)          (119,186)
   Transfers for contract benefits
     and terminations..............      (13,811,136)      (18,477,171)        (4,390,583)        (5,522,762)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (17,005,562)      (17,695,785)        (5,362,966)        (3,069,230)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        10,987,305      (22,382,750)        (3,365,901)        (3,013,780)
NET ASSETS:
   Beginning of year...............       170,029,570       192,412,320         51,758,280         54,772,060
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    181,016,875  $    170,029,570  $      48,392,379  $      51,758,280
                                     ================  ================  =================  =================


                                        MSF MET/ARTISAN MID CAP VALUE
                                             INVESTMENT DIVISION
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (601,891)  $      (487,572)
   Net realized gains (losses).....         23,648,127        33,579,210
   Change in unrealized gains
     (losses) on investments.......         18,242,285      (57,415,570)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         41,288,521      (24,323,932)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,802,518         6,763,059
   Net transfers (including fixed
     account)......................          5,908,335       (5,945,057)
   Contract charges................          (599,704)         (572,399)
   Transfers for contract benefits
     and terminations..............       (19,966,522)      (24,229,032)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (8,855,373)      (23,983,429)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............         32,433,148      (48,307,361)
NET ASSETS:
   Beginning of year...............        200,994,480       249,301,841
                                     -----------------  ----------------
   End of year.....................  $     233,427,628  $    200,994,480
                                     =================  ================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               MSF MET/DIMENSIONAL
                                           INTERNATIONAL SMALL COMPANY          MSF MET/WELLINGTON BALANCED
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2016                2015              2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          55,111  $          33,101  $       8,739,780  $       4,320,253
   Net realized gains (losses)......            355,318          1,213,540         32,768,664        122,285,557
   Change in unrealized gains
     (losses) on investments........           (12,572)          (930,935)        (9,328,313)      (117,805,709)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            397,857            315,706         32,180,131          8,800,101
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            420,852            562,026          7,980,988         10,373,098
   Net transfers (including fixed
     account).......................            376,614            142,618        (7,221,026)        (8,898,329)
   Contract charges.................           (59,858)           (54,906)          (315,878)          (318,511)
   Transfers for contract benefits
     and terminations...............          (503,925)          (326,783)       (57,760,586)       (66,281,409)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......            233,683            322,955       (57,316,502)       (65,125,151)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            631,540            638,661       (25,136,371)       (56,325,050)
NET ASSETS:
   Beginning of year................          7,726,121          7,087,460        613,073,212        669,398,262
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       8,357,661  $       7,726,121  $     587,936,841  $     613,073,212
                                      =================  =================  =================  =================

                                               MSF MET/WELLINGTON
                                            CORE EQUITY OPPORTUNITIES           MSF METLIFE ASSET ALLOCATION 20
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  -------------------------------------
                                             2016               2015                2016               2015
                                      ------------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        1,070,615  $       2,010,969  $       9,100,773  $        4,049,551
   Net realized gains (losses)......          22,303,959        216,287,956         14,274,734          17,170,497
   Change in unrealized gains
     (losses) on investments........           7,744,412      (212,947,143)        (8,522,160)        (29,849,147)
                                      ------------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          31,118,986          5,351,782         14,853,347         (8,629,099)
                                      ------------------  -----------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          11,112,969         14,163,559         11,002,573          23,021,689
   Net transfers (including fixed
     account).......................         (3,688,099)       (25,245,004)          1,497,292        (13,517,149)
   Contract charges.................         (2,845,331)        (2,861,773)        (3,201,704)         (3,280,721)
   Transfers for contract benefits
     and terminations...............        (49,042,235)       (55,904,555)       (50,131,001)        (47,370,506)
                                      ------------------  -----------------  -----------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (44,462,696)       (69,847,773)       (40,832,840)        (41,146,687)
                                      ------------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets...............        (13,343,710)       (64,495,991)       (25,979,493)        (49,775,786)
NET ASSETS:
   Beginning of year................         568,631,560        633,127,551        471,604,392         521,380,178
                                      ------------------  -----------------  -----------------  ------------------
   End of year......................  $      555,287,850  $     568,631,560  $     445,624,899  $      471,604,392
                                      ==================  =================  =================  ==================


                                        MSF METLIFE ASSET ALLOCATION 40        MSF METLIFE ASSET ALLOCATION 60
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                            2016                2015               2016               2015
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      28,498,137  $    (13,501,985)  $       74,264,715  $    (30,522,692)
   Net realized gains (losses)......         86,368,346         93,914,884         381,718,432        338,781,909
   Change in unrealized gains
     (losses) on investments........       (57,181,305)      (110,103,096)       (237,262,789)      (408,025,987)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         57,685,178       (29,690,197)         218,720,358       (99,766,770)
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         32,183,221         43,521,502         103,565,026        141,856,789
   Net transfers (including fixed
     account).......................       (18,101,380)       (30,068,425)        (63,241,141)       (54,765,136)
   Contract charges.................        (9,606,302)        (9,917,038)        (34,966,672)       (35,530,809)
   Transfers for contract benefits
     and terminations...............      (125,103,940)      (128,574,673)       (324,717,775)      (339,177,273)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......      (120,628,401)      (125,038,634)       (319,360,562)      (287,616,429)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............       (62,943,223)      (154,728,831)       (100,640,204)      (387,383,199)
NET ASSETS:
   Beginning of year................      1,274,255,459      1,428,984,290       3,978,556,726      4,365,939,925
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $   1,211,312,236  $   1,274,255,459  $    3,877,916,522  $   3,978,556,726
                                      =================  =================  ==================  =================


                                         MSF METLIFE ASSET ALLOCATION 80
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2016              2015
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      30,700,407  $    (17,939,177)
   Net realized gains (losses)......        235,546,377        133,682,074
   Change in unrealized gains
     (losses) on investments........      (148,598,984)      (169,502,844)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        117,647,800       (53,759,947)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         60,253,187         73,046,350
   Net transfers (including fixed
     account).......................       (51,793,453)       (39,058,626)
   Contract charges.................       (13,037,654)       (13,292,993)
   Transfers for contract benefits
     and terminations...............      (138,187,024)      (154,787,619)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......      (142,764,944)      (134,092,888)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (25,117,144)      (187,852,835)
NET ASSETS:
   Beginning of year................      1,834,003,576      2,021,856,411
                                      -----------------  -----------------
   End of year......................  $   1,808,886,432  $   1,834,003,576
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       MSF METLIFE MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (688,315)  $     (1,368,736)  $      19,334,362  $     12,314,597
   Net realized gains (losses).....        53,506,789         48,525,278        211,734,612       226,597,227
   Change in unrealized gains
     (losses) on investments.......        38,668,355       (66,183,505)         52,363,507     (241,831,474)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        91,486,829       (19,026,963)        283,432,481       (2,919,650)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        20,039,909         27,302,440         75,998,252        93,131,498
   Net transfers (including fixed
     account)......................      (18,608,373)        (1,110,575)       (49,866,043)      (15,639,834)
   Contract charges................       (2,052,277)        (2,009,730)        (7,541,991)       (7,471,380)
   Transfers for contract benefits
     and terminations..............      (41,609,056)       (47,544,633)      (253,288,450)     (285,776,588)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (42,229,797)       (23,362,498)      (234,698,232)     (215,756,304)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        49,257,032       (42,389,461)         48,734,249     (218,675,954)
NET ASSETS:
   Beginning of year...............       508,407,680        550,797,141      2,922,726,168     3,141,402,122
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    557,664,712  $     508,407,680  $   2,971,460,417  $  2,922,726,168
                                     ================  =================  =================  ================

                                            MSF MFS TOTAL RETURN                     MSF MFS VALUE
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      2,302,861  $       1,926,087  $       4,085,157  $      6,455,781
   Net realized gains (losses).....         9,019,387          3,730,610         44,846,602        86,154,317
   Change in unrealized gains
     (losses) on investments.......         (516,566)        (7,803,043)          9,395,735      (99,784,014)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        10,805,682        (2,146,346)         58,327,494       (7,173,916)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,232,150          4,838,117         14,862,838        17,425,359
   Net transfers (including fixed
     account)......................         4,259,937        (1,290,543)          3,010,574      (14,316,115)
   Contract charges................         (486,460)          (452,176)        (2,005,385)       (1,934,865)
   Transfers for contract benefits
     and terminations..............      (15,540,037)       (15,494,511)       (42,954,625)      (44,805,407)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (7,534,410)       (12,399,113)       (27,086,598)      (43,631,028)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         3,271,272       (14,545,459)         31,240,896      (50,804,944)
NET ASSETS:
   Beginning of year...............       143,114,163        157,659,622        475,285,633       526,090,577
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    146,385,435  $     143,114,163  $     506,526,529  $    475,285,633
                                     ================  =================  =================  ================

                                              MSF MSCI EAFE INDEX             MSF NEUBERGER BERMAN GENESIS
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------
                                            2016               2015              2016               2015
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      5,875,634  $       9,232,425  $     (2,623,502)  $    (3,008,875)
   Net realized gains (losses).....            391,069          5,055,321          7,523,096         7,964,825
   Change in unrealized gains
     (losses) on investments.......        (6,208,669)       (24,716,207)         41,287,716       (6,471,465)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             58,034       (10,428,461)         46,187,310       (1,515,515)
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         20,582,165         28,395,445          6,246,211         7,739,128
   Net transfers (including fixed
     account)......................         15,091,646         12,258,167        (9,348,516)      (10,865,503)
   Contract charges................        (2,181,560)        (2,212,399)          (690,152)         (699,118)
   Transfers for contract benefits
     and terminations..............       (38,424,202)       (45,106,608)       (25,277,782)      (32,306,504)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (4,931,951)        (6,665,395)       (29,070,239)      (36,131,997)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (4,873,917)       (17,093,856)         17,117,071      (37,647,512)
NET ASSETS:
   Beginning of year...............        494,277,850        511,371,706        289,271,341       326,918,853
                                      ----------------  -----------------  -----------------  ----------------
   End of year.....................   $    489,403,933  $     494,277,850  $     306,388,412  $    289,271,341
                                      ================  =================  =================  ================

                                            MSF RUSSELL 2000 INDEX
                                              INVESTMENT DIVISION
                                     ------------------------------------
                                            2016               2015
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          16,187  $       (580,827)
   Net realized gains (losses).....         28,459,878         31,065,104
   Change in unrealized gains
     (losses) on investments.......         31,722,627       (48,711,087)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         60,198,692       (18,226,810)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         13,003,263         16,818,484
   Net transfers (including fixed
     account)......................       (10,535,690)            233,853
   Contract charges................        (1,011,597)          (988,185)
   Transfers for contract benefits
     and terminations..............       (24,446,703)       (28,992,392)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (22,990,727)       (12,928,240)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............         37,207,965       (31,155,050)
NET ASSETS:
   Beginning of year...............        318,122,044        349,277,094
                                     -----------------  -----------------
   End of year.....................  $     355,330,009  $     318,122,044
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                              MSF T. ROWE PRICE                    MSF T. ROWE PRICE
                                              LARGE CAP GROWTH                     SMALL CAP GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,967,633)  $     (5,695,516)  $     (4,299,950)  $    (4,831,613)
   Net realized gains (losses).....        66,170,073         92,797,482         60,722,602        47,425,085
   Change in unrealized gains
     (losses) on investments.......      (57,287,839)       (46,422,714)       (17,690,211)      (37,585,745)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,914,601         40,679,252         38,732,441         5,007,727
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        24,655,893         28,758,080         15,015,380        20,967,157
   Net transfers (including fixed
     account)......................         5,072,806         29,926,297       (14,137,525)        18,655,177
   Contract charges................       (1,688,264)        (1,485,381)        (1,170,760)       (1,118,254)
   Transfers for contract benefits
     and terminations..............      (38,393,708)       (41,836,555)       (30,916,455)      (32,918,369)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,353,273)         15,362,441       (31,209,360)         5,585,711
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (7,438,672)         56,041,693          7,523,081        10,593,438
NET ASSETS:
   Beginning of year...............       499,123,184        443,081,491        405,415,335       394,821,897
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    491,684,512  $     499,123,184  $     412,938,416  $    405,415,335
                                     ================  =================  =================  ================


                                                 MSF VAN ECK                  MSF WESTERN ASSET MANAGEMENT
                                          GLOBAL NATURAL RESOURCES            STRATEGIC BOND OPPORTUNITIES
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------
                                            2016              2015               2016               2015
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (238,249)  $       (382,787)  $      3,058,942  $       7,687,045
   Net realized gains (losses).....        (3,592,536)          (621,489)         1,725,286          1,364,144
   Change in unrealized gains
     (losses) on investments.......         17,155,629       (12,781,589)        21,475,786       (15,235,408)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         13,324,844       (13,785,865)        26,260,014        (6,184,219)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            366,448            398,171         8,776,731          6,313,082
   Net transfers (including fixed
     account)......................        (7,249,307)         11,005,474       361,370,309          (647,919)
   Contract charges................          (451,881)          (403,843)       (1,688,818)          (520,305)
   Transfers for contract benefits
     and terminations..............        (2,040,187)        (1,876,569)      (48,101,256)       (27,101,107)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (9,374,927)          9,123,233       320,356,966       (21,956,249)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          3,949,917        (4,662,632)       346,616,980       (28,140,468)
NET ASSETS:
   Beginning of year...............         31,642,400         36,305,032       189,250,242        217,390,710
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      35,592,317  $      31,642,400  $    535,867,222  $     189,250,242
                                     =================  =================  ================  =================


                                              MSF WESTERN ASSET                         PIMCO VIT
                                         MANAGEMENT U.S. GOVERNMENT           COMMODITYREALRETURN STRATEGY
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2016               2015               2016               2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,996,600  $      1,580,034  $           (258)  $             432
   Net realized gains (losses).....          (214,149)         (159,094)            (1,894)            (1,094)
   Change in unrealized gains
     (losses) on investments.......        (1,988,491)       (3,068,212)              7,512           (10,465)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (206,040)       (1,647,272)              5,360           (11,127)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,729,668         5,174,975              4,208             47,775
   Net transfers (including fixed
     account)......................          6,037,912           921,995              (601)              6,444
   Contract charges................          (964,754)         (994,672)               (11)                 --
   Transfers for contract benefits
     and terminations..............       (20,342,372)      (22,256,012)            (3,430)              (706)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (11,539,546)      (17,153,714)                166             53,513
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (11,745,586)      (18,800,986)              5,526             42,386
NET ASSETS:
   Beginning of year...............        179,151,852       197,952,838             43,875              1,489
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     167,406,266  $    179,151,852  $          49,401  $          43,875
                                     =================  ================  =================  =================


                                                  PIMCO VIT
                                            EMERGING MARKETS BOND
                                             INVESTMENT DIVISION
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          3,757  $          1,403
   Net realized gains (losses).....           (3,352)               332
   Change in unrealized gains
     (losses) on investments.......             4,131           (4,947)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             4,536           (3,212)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             7,049            62,549
   Net transfers (including fixed
     account)......................             6,927             6,821
   Contract charges................              (10)                --
   Transfers for contract benefits
     and terminations..............           (2,938)             (296)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            11,028            69,074
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............            15,564            65,862
NET ASSETS:
   Beginning of year...............            67,775             1,913
                                     ----------------  ----------------
   End of year.....................  $         83,339  $         67,775
                                     ================  ================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                     TAP 1919 VARIABLE
                                          PIMCO VIT UNCONSTRAINED BOND         SOCIALLY RESPONSIVE BALANCED
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2016             2015 (b)            2016              2015 (d)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $              41  $           1,206  $              30  $              10
   Net realized gains (losses)......              (570)                 13                438                187
   Change in unrealized gains
     (losses) on investments........              3,819            (2,167)              (238)              (257)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              3,290              (948)                230               (60)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              1,966             28,196              5,295                 67
   Net transfers (including fixed
     account).......................             45,786             36,330                 61              2,108
   Contract charges.................               (12)                 --                (1)                (1)
   Transfers for contract benefits
     and terminations...............            (2,546)              (196)               (95)                (2)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......             45,194             64,330              5,260              2,172
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             48,484             63,382              5,490              2,112
NET ASSETS:
   Beginning of year................             63,382                 --              2,112                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         111,866  $          63,382  $           7,602  $           2,112
                                      =================  =================  =================  =================


                                            UIF GLOBAL INFRASTRUCTURE         VANECK VIP LONG/SHORT EQUITY INDEX
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2016               2015                2016            2015 (b)
                                      ------------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $              278  $             110  $           (258)  $           (207)
   Net realized gains (losses)......               (974)              3,309              (405)                 81
   Change in unrealized gains
     (losses) on investments........               6,900           (10,718)                924            (1,342)
                                      ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               6,204            (7,299)                261            (1,468)
                                      ------------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               7,105             35,319              1,239             32,018
   Net transfers (including fixed
     account).......................             (2,927)             26,003            (5,098)                 71
   Contract charges.................                (18)                (6)                (1)                 --
   Transfers for contract benefits
     and terminations...............            (18,480)               (24)              (212)              (205)
                                      ------------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......            (14,320)             61,292            (4,072)             31,884
                                      ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             (8,116)             53,993            (3,811)             30,416
NET ASSETS:
   Beginning of year................              58,000              4,007             30,416                 --
                                      ------------------  -----------------  -----------------  -----------------
   End of year......................  $           49,884  $          58,000  $          26,605  $          30,416
                                      ==================  =================  =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that the Company intends to include MetLife Insurance Company USA, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through the Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding fund, series, or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")           Legg Mason Partners Variable Equity Trust
Blackrock Variable Series Funds, Inc. ("BlackRock")            ("LMPVET")
Calvert Variable Series, Inc. ("Calvert")                    Legg Mason Partners Variable Income Trust
Delaware VIP Trust ("Delaware VIP")                            ("LMPVIT")
Fidelity Variable Insurance Products ("Fidelity VIP")        Met Investors Series Trust ("MIST")*
Franklin Templeton Variable Insurance Products Trust         Metropolitan Series Fund ("MSF")*
   ("FTVIPT")                                                PIMCO Variable Insurance Trust ("PIMCO VIT")
Ivy Variable Insurance Portfolios ("Ivy VIP")                The Universal Institutional Funds, Inc. ("UIF")
Janus Aspen Series ("Janus Aspen")                           Trust for Advised Portfolios ("TAP")
                                                             VanEck VIP Trust ("VanEck VIP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the contract owner. The following Investment Divisions had net assets as of December 31, 2016:

American Funds Bond Investment Division                    MIST American Funds Balanced Allocation
American Funds Global Growth Investment Division             Investment Division (a)
American Funds Global Small Capitalization                 MIST American Funds Growth Allocation Investment
   Investment Division (a)                                   Division (a)
American Funds Growth Investment Division                  MIST American Funds Growth Investment Division
American Funds Growth-Income Investment Division           MIST American Funds Moderate Allocation
BlackRock Global Allocation V.I. Investment Division         Investment Division (a)
Calvert VP SRI Balanced Investment Division                MIST AQR Global Risk Balanced Investment Division
Calvert VP SRI Mid Cap Growth Investment Division          MIST BlackRock Global Tactical Strategies Investment
Delaware VIP Small Cap Value Investment Division             Division
Fidelity VIP Contrafund Investment Division                MIST BlackRock High Yield Investment Division (a)
Fidelity VIP Equity-Income Investment Division             MIST Clarion Global Real Estate Investment Division (a)
Fidelity VIP Freedom 2020 Investment Division              MIST ClearBridge Aggressive Growth Investment
Fidelity VIP Freedom 2025 Investment Division                Division (a)
Fidelity VIP Freedom 2030 Investment Division              MIST Goldman Sachs Mid Cap Value Investment
Fidelity VIP Freedom 2040 Investment Division                Division
Fidelity VIP Freedom 2050 Investment Division              MIST Harris Oakmark International Investment
Fidelity VIP FundsManager 50% Investment Division            Division (a)
Fidelity VIP FundsManager 60% Investment Division          MIST Invesco Balanced-Risk Allocation Investment
Fidelity VIP Government Money Market Investment              Division
   Division                                                MIST Invesco Comstock Investment Division
Fidelity VIP Growth Investment Division                    MIST Invesco Mid Cap Value Investment Division (a)
Fidelity VIP Investment Grade Bond Investment              MIST Invesco Small Cap Growth Investment Division (a)
   Division                                                MIST JPMorgan Core Bond Investment Division
Fidelity VIP Mid Cap Investment Division                   MIST JPMorgan Global Active Allocation Investment
FTVIPT Templeton Developing Markets VIP                      Division
   Investment Division                                     MIST JPMorgan Small Cap Value Investment
FTVIPT Templeton Foreign VIP Investment Division             Division (a)
Ivy VIP Asset Strategy Investment Division                 MIST Loomis Sayles Global Markets Investment
Janus Aspen Enterprise Investment Division                   Division
LMPVET ClearBridge Variable Appreciation                   MIST Met/Aberdeen Emerging Markets Equity
   Investment Division                                       Investment Division (a)
LMPVET ClearBridge Variable Dividend Strategy              MIST Met/Artisan International Investment Division
   Investment Division                                     MIST Met/Eaton Vance Floating Rate Investment
LMPVET ClearBridge Variable Large Cap Growth                 Division
   Investment Division                                     MIST Met/Franklin Low Duration Total Return
LMPVET ClearBridge Variable Small Cap Growth                 Investment Division
   Investment Division                                     MIST Met/Templeton International Bond Investment
LMPVET EnTrustPermal Alternative Select VIT                  Division
   Investment Division                                     MIST Met/Wellington Large Cap Research Investment
LMPVIT Western Asset Core Plus Investment Division           Division (a)
MIST AB Global Dynamic Allocation Investment               Variable B Investment Division (b)
   Division                                                Variable C Investment Division (b)
MIST Allianz Global Investors Dynamic Multi-Asset          MIST MetLife Asset Allocation 100 Investment
   Plus Investment Division                                  Division (a)
                                                           MIST MetLife Balanced Plus Investment Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)


MIST MetLife Multi-Index Targeted Risk Investment          MSF Loomis Sayles Small Cap Growth Investment
   Division                                                  Division (a)
MIST MetLife Small Cap Value Investment Division           MSF Met/Artisan Mid Cap Value Investment Division (a)
MIST MFS Research International Investment                 MSF Met/Dimensional International Small Company
   Division (a)                                              Investment Division
MIST Morgan Stanley Mid Cap Growth Investment              MSF Met/Wellington Balanced Investment Division (a)
   Division (a)                                            MSF Met/Wellington Core Equity Opportunities
MIST Oppenheimer Global Equity Investment                    Investment Division (a)
   Division (a)                                            MSF MetLife Asset Allocation 20 Investment Division (a)
MIST PanAgora Global Diversified Risk Investment           MSF MetLife Asset Allocation 40 Investment Division (a)
   Division                                                MSF MetLife Asset Allocation 60 Investment Division (a)
MIST PIMCO Inflation Protected Bond Investment             MSF MetLife Asset Allocation 80 Investment
   Division (a)                                              Division (a)
MIST PIMCO Total Return Investment Division (a)            MSF MetLife Mid Cap Stock Index Investment
MIST Pyramis Government Income Investment                    Division (a)
   Division                                                MSF MetLife Stock Index Investment Division (a)
MIST Pyramis Managed Risk Investment Division              MSF MFS Total Return Investment Division (a)
MIST Schroders Global Multi-Asset Investment               MSF MFS Value Investment Division (a)
   Division                                                MSF MSCI EAFE Index Investment Division (a)
MIST SSGA Growth and Income ETF Investment                 MSF Neuberger Berman Genesis Investment Division (a)
   Division (a)                                            MSF Russell 2000 Index Investment Division (a)
MIST SSGA Growth ETF Investment Division (a)               MSF T. Rowe Price Large Cap Growth Investment
MIST T. Rowe Price Large Cap Value Investment                Division (a)
   Division                                                MSF T. Rowe Price Small Cap Growth Investment
MIST T. Rowe Price Mid Cap Growth Investment                 Division (a)
   Division (a)                                            MSF Van Eck Global Natural Resources Investment
MIST TCW Core Fixed Income Investment Division               Division
MSF Baillie Gifford International Stock Investment         MSF Western Asset Management Strategic Bond
   Division (a)                                              Opportunities Investment Division (a)
MSF Barclays Aggregate Bond Index Investment               MSF Western Asset Management U.S. Government
   Division (a)                                              Investment Division (a)
MSF BlackRock Bond Income Investment Division (a)          PIMCO VIT CommodityRealReturn Strategy
MSF BlackRock Capital Appreciation Investment                Investment Division
   Division (a)                                            PIMCO VIT Emerging Markets Bond Investment
MSF BlackRock Large Cap Value Investment                     Division
   Division (a)                                            PIMCO VIT Unconstrained Bond Investment Division
MSF BlackRock Ultra-Short Term Bond Investment             TAP 1919 Variable Socially Responsive Balanced
   Division (a)                                              Investment Division
MSF Frontier Mid Cap Growth Investment Division (a)        UIF Global Infrastructure Investment Division
MSF Jennison Growth Investment Division (a)                VanEck VIP Long/Short Equity Index Investment
MSF Loomis Sayles Small Cap Core Investment                  Division
   Division (a)

(a) This Investment Division invests in two or more share classes within the underlying fund, series, or portfolio of the Trusts.
(b) Variable B Investment Division and Variable C Investment Division only invest in the (MIST) Met/Wellington Large Cap Research Portfolio.

B. The following Investment Division had no net assets as of December 31, 2016:

Variable D Investment Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The following Investment Divisions ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Investment Division
MIST Pioneer Fund Investment Division
MIST Pioneer Strategic Income Investment Division

The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                             New Name

Ivy Funds VIP Asset Strategy Fund                       Ivy VIP Asset Strategy Fund
Legg Mason Permal Alternative Select VIT Portfolio      Legg Mason EnTrustPermal Alternative Select VIT
                                                          Portfolio
(MIST) MFS Emerging Markets Equity Portfolio            (MIST)Met/Aberdeen Emerging Markets Equity
                                                          Portfolio
(MIST) WMC Large Cap Research Portfolio                 (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                  (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                            (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio           (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio
Van Eck VIP Long/Short Equity Index Fund Portfolio      VanEck VIP Long/Short Equity Index Fund Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

TRUST NAME CHANGES:

Former Trust                                               New Trust

Ivy Funds Variable Insurance Portfolios                    Ivy Variable Insurance Portfolios
Van Eck VIP Trust                                          VanEck VIP Trust

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
An Investment Division's investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Investment Divisions.

NET TRANSFERS
Funds transferred by the contract owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Investment Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual contract anniversary value in the contract or the greater of the account balance, annual increase amount or highest annual contract anniversary value in the contract.

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date the Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016.

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                              0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                    1.15% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of the effective rates disclosed above excludes any waivers granted to certain Investment Divisions.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units, which are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts. In addition, certain contracts impose a surrender charge of 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                   -------------------------------  -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    --------------  --------------   --------------
     American Funds Bond Investment Division.....................      8,652,709        95,204,989     12,145,514        14,247,070
     American Funds Global Growth Investment Division (a)........         23,181           565,783        581,368            15,452
     American Funds Global Small Capitalization Investment
       Division..................................................     23,272,330       481,050,928     97,414,982        56,858,145
     American Funds Growth Investment Division...................     14,395,109       826,279,087    101,479,668       128,281,808
     American Funds Growth-Income Investment Division............     18,147,860       694,650,804    106,198,254        92,263,653
     BlackRock Global Allocation V.I. Investment Division........         38,995           560,034         33,060            13,070
     Calvert VP SRI Balanced Investment Division.................     25,613,537        48,832,260      3,666,371         5,946,534
     Calvert VP SRI Mid Cap Growth Investment Division...........        351,660        10,461,918      1,664,152         2,491,211
     Delaware VIP Small Cap Value Investment Division (a)........            866            29,762         36,447             7,490
     Fidelity VIP Contrafund Investment Division.................         37,184         1,148,738      1,134,396             5,112
     Fidelity VIP Equity-Income Investment Division..............      3,675,985        80,098,300      7,610,831        10,655,466
     Fidelity VIP Freedom 2020 Investment Division (b)...........        136,999         1,698,086      1,733,213            35,532
     Fidelity VIP Freedom 2025 Investment Division (b)...........        112,947         1,435,505      1,443,960             8,718
     Fidelity VIP Freedom 2030 Investment Division (b)...........        164,062         2,052,032      2,068,044            16,404
     Fidelity VIP Freedom 2040 Investment Division (b)...........         10,070           179,906        191,391            11,749
     Fidelity VIP Freedom 2050 Investment Division (b)...........          8,950           141,695        162,447            21,002
     Fidelity VIP FundsManager 50% Investment Division...........     24,673,956       291,774,444     18,829,497        17,736,235
     Fidelity VIP FundsManager 60% Investment Division...........     25,994,349       263,675,215     15,698,198        31,868,915
     Fidelity VIP Government Money Market Investment Division....      6,122,224         6,122,224     11,722,801        13,681,293
     Fidelity VIP Growth Investment Division.....................      1,413,967        59,576,098      9,276,374        12,429,200
     Fidelity VIP Investment Grade Bond Investment Division......        978,203        12,555,827      1,145,381         2,965,806
     Fidelity VIP Mid Cap Investment Division (a)................         19,655           601,383        602,579             1,251
     FTVIPT Templeton Developing Markets VIP Investment
       Division (a)..............................................         30,054           202,515        217,450            16,443
     FTVIPT Templeton Foreign VIP Investment Division (a)........            102             1,349          1,889               543
     Ivy VIP Asset Strategy Investment Division..................            330             3,368            399               538
     Janus Aspen Enterprise Investment Division (a)..............          4,407           244,556        249,855             5,301
     LMPVET ClearBridge Variable Appreciation Investment
       Division (a)..............................................            875            31,578         32,373               812
     LMPVET ClearBridge Variable Dividend Strategy Investment
       Division (a)..............................................          3,910            62,013         62,248               246
     LMPVET ClearBridge Variable Large Cap Growth Investment
       Division (a)..............................................         33,407           718,756        730,734            12,071
     LMPVET ClearBridge Variable Small Cap Growth Investment
       Division (a)..............................................          1,934            39,333         39,598               280
     LMPVET EnTrustPermal Alternative Select VIT Investment
       Division..................................................        241,303         2,344,277        762,530           379,600
     LMPVIT Western Asset Core Plus Investment Division (a)......         29,005           171,058        177,290             6,178
     MIST AB Global Dynamic Allocation Investment Division.......    142,217,219     1,469,763,113     62,449,193        78,365,881
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Investment Division.......................................      7,105,319        74,869,506     19,174,410         3,279,161
     MIST American Funds Balanced Allocation Investment Division.     88,188,208       820,760,072    116,067,872        43,239,115
     MIST American Funds Growth Allocation Investment Division...     46,268,021       401,738,101     67,490,159        37,331,233
     MIST American Funds Growth Investment Division..............     37,873,846       341,732,267    102,573,332        38,685,084
     MIST American Funds Moderate Allocation Investment
       Division..................................................     97,491,811       911,462,028     95,369,631        73,173,422
     MIST AQR Global Risk Balanced Investment Division...........    138,711,292     1,483,740,254      2,317,436       127,396,540
     MIST BlackRock Global Tactical Strategies Investment
       Division..................................................    204,045,524     2,026,252,177    206,737,824       115,309,418
     MIST BlackRock High Yield Investment Division...............         43,479           325,027        203,051            59,803
     MIST Clarion Global Real Estate Investment Division.........     18,988,509       237,309,010     14,903,432        26,029,404
     MIST ClearBridge Aggressive Growth Investment Division......     36,334,493       466,135,065     14,907,348        84,732,484
     MIST Goldman Sachs Mid Cap Value Investment Division........         28,079           331,819        182,154            40,376

(a)  Commenced October 31, 2013 and began transactions in 2016.
(b)  Commenced May 1, 2015 and began transactions in 2016.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------    --------------  --------------    --------------
     MIST Harris Oakmark International Investment Division.......     38,225,841       537,729,452      60,996,398        66,855,473
     MIST Invesco Balanced-Risk Allocation Investment Division...     51,012,845       525,647,232      30,143,926        14,959,359
     MIST Invesco Comstock Investment Division...................            988            13,982          10,362             5,180
     MIST Invesco Mid Cap Value Investment Division..............     22,741,946       394,828,592      30,077,349        58,864,912
     MIST Invesco Small Cap Growth Investment Division...........      3,927,891        56,642,348      15,570,656        11,072,873
     MIST JPMorgan Core Bond Investment Division.................      9,541,325        99,888,922      12,470,670        11,458,359
     MIST JPMorgan Global Active Allocation Investment Division..     74,040,988       809,471,602      82,947,245        30,460,185
     MIST JPMorgan Small Cap Value Investment Division...........      1,476,956        21,767,814       5,009,894         2,279,454
     MIST Loomis Sayles Global Markets Investment Division.......      7,915,385       105,848,580      17,488,029        13,639,350
     MIST Met/Aberdeen Emerging Markets Equity Investment
        Division.................................................      5,782,383        55,866,227       4,440,446         7,920,035
     MIST Met/Artisan International Investment Division..........            307             3,079             484               461
     MIST Met/Eaton Vance Floating Rate Investment Division......      2,573,057        26,481,588       8,522,813         3,021,252
     MIST Met/Franklin Low Duration Total Return Investment
        Division.................................................      8,571,307        84,809,796      12,322,109        15,601,984
     MIST Met/Templeton International Bond Investment Division...        782,992         8,867,835         819,948           919,465
     MIST Met/Wellington Large Cap Research Investment
        Division.................................................     50,344,242       556,262,402      65,191,604        77,846,029
     Variable B Investment Division..............................        804,912         9,080,232       1,114,551         2,122,364
     Variable C Investment Division..............................        103,226         1,158,684         124,375            62,434
     MIST MetLife Asset Allocation 100 Investment Division.......     18,865,069       213,632,073      44,710,502        26,410,853
     MIST MetLife Balanced Plus Investment Division..............    323,055,294     3,410,763,608     185,483,385       120,543,042
     MIST MetLife Multi-Index Targeted Risk Investment Division..     75,199,398       869,698,606     128,310,277        29,816,539
     MIST MetLife Small Cap Value Investment Division............      1,186,015        17,299,682       1,704,141         2,290,455
     MIST MFS Research International Investment Division.........     18,372,894       203,813,531      10,346,470        20,685,916
     MIST Morgan Stanley Mid Cap Growth Investment Division......     18,869,364       202,140,009       9,516,141        32,922,817
     MIST Oppenheimer Global Equity Investment Division..........     12,523,425       197,913,286      24,467,321        37,499,872
     MIST PanAgora Global Diversified Risk Investment Division...      7,676,267        80,846,587      54,324,294         2,355,204
     MIST PIMCO Inflation Protected Bond Investment Division.....     44,975,344       491,848,125      14,606,570        51,671,914
     MIST PIMCO Total Return Investment Division.................     83,078,387       978,255,623      45,609,034       114,540,933
     MIST Pyramis Government Income Investment Division..........     48,710,503       525,830,913      48,498,877        43,091,503
     MIST Pyramis Managed Risk Investment Division...............     33,620,560       370,632,354      63,693,835        10,120,712
     MIST Schroders Global Multi-Asset Investment Division.......     46,375,930       512,722,224      39,881,633        15,951,593
     MIST SSGA Growth and Income ETF Investment Division.........     78,194,300       855,375,224      79,239,092        76,473,973
     MIST SSGA Growth ETF Investment Division....................     13,150,786       145,189,362      20,452,516        20,566,720
     MIST T. Rowe Price Large Cap Value Investment Division......         13,152           433,570         466,010           167,185
     MIST T. Rowe Price Mid Cap Growth Investment Division.......     46,024,410       436,138,796      90,708,343        55,397,661
     MIST TCW Core Fixed Income Investment Division..............         31,563           322,333         323,168            21,409
     MSF Baillie Gifford International Stock Investment Division.     12,043,170       129,233,210       4,446,338        15,607,498
     MSF Barclays Aggregate Bond Index Investment Division.......    107,473,229     1,163,226,278      96,758,512        99,241,897
     MSF BlackRock Bond Income Investment Division...............      4,489,801       479,672,862      41,582,442        49,685,042
     MSF BlackRock Capital Appreciation Investment Division......      5,019,193       137,884,910      23,374,724        26,066,576
     MSF BlackRock Large Cap Value Investment Division...........     29,345,987       288,930,711      38,426,945        36,305,703
     MSF BlackRock Ultra-Short Term Bond Investment Division.....        600,453        60,048,905      15,150,461        20,749,642
     MSF Frontier Mid Cap Growth Investment Division.............     14,729,572       382,328,684      58,798,018        54,154,469
     MSF Jennison Growth Investment Division.....................     12,708,839       165,654,466      36,691,426        32,112,995
     MSF Loomis Sayles Small Cap Core Investment Division........        689,785       158,733,042      20,787,695        23,781,780
     MSF Loomis Sayles Small Cap Growth Investment Division......      4,049,382        47,573,115       9,054,296         9,662,941
     MSF Met/Artisan Mid Cap Value Investment Division...........      1,029,303       221,375,550      41,153,289        26,845,619

(a)  Commenced October 31, 2013 and began transactions in 2016.
(b)  Commenced May 1, 2015 and began transactions in 2016.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------    --------------  --------------    --------------
     MSF Met/Dimensional International Small Company
        Investment Division......................................        668,614         9,336,175      2,094,684          1,281,927
     MSF Met/Wellington Balanced Investment Division.............     31,820,741       541,033,124     48,066,794         69,001,641
     MSF Met/Wellington Core Equity Opportunities Investment
        Division.................................................     19,598,572       574,495,937     42,996,311         61,486,785
     MSF MetLife Asset Allocation 20 Investment Division.........     42,019,573       460,790,578     45,190,034         61,407,725
     MSF MetLife Asset Allocation 40 Investment Division.........    107,620,051     1,182,153,288    138,930,025        149,941,451
     MSF MetLife Asset Allocation 60 Investment Division.........    331,638,247     3,653,581,045    503,496,831        394,204,491
     MSF MetLife Asset Allocation 80 Investment Division.........    141,266,668     1,617,806,665    285,620,229        184,485,281
     MSF MetLife Mid Cap Stock Index Investment Division.........     29,809,892       421,272,550     60,933,311         63,230,044
     MSF MetLife Stock Index Investment Division.................     65,626,691     2,106,967,787    219,174,301        305,621,494
     MSF MFS Total Return Investment Division....................        866,162       124,048,605     19,734,508         18,799,212
     MSF MFS Value Investment Division...........................     33,340,230       485,929,687     72,573,786         51,555,138
     MSF MSCI EAFE Index Investment Division.....................     41,513,114       484,337,686     39,058,963         38,115,281
     MSF Neuberger Berman Genesis Investment Division............     14,453,006       217,087,537      4,208,102         35,901,848
     MSF Russell 2000 Index Investment Division..................     17,819,462       255,937,435     42,237,522         46,140,102
     MSF T. Rowe Price Large Cap Growth Investment Division......     24,648,497       457,309,344    103,286,441         58,763,153
     MSF T. Rowe Price Small Cap Growth Investment Division......     19,959,268       332,182,184     68,409,835         52,385,934
     MSF Van Eck Global Natural Resources Investment Division....      3,298,640        40,247,847      3,275,572         12,888,751
     MSF Western Asset Management Strategic Bond Opportunities
        Investment Division......................................     40,239,074       515,198,460    394,158,318         70,742,423
     MSF Western Asset Management U.S. Government
        Investment Division......................................     14,320,756       172,238,083     15,251,270         24,794,216
     PIMCO VIT CommodityRealReturn Strategy Investment
        Division.................................................          6,310            52,405          8,220              8,311
     PIMCO VIT Emerging Markets Bond Investment Division.........          6,625            84,164        123,878            109,095
     PIMCO VIT Unconstrained Bond Investment Division............         10,957           110,217         64,824             19,588
     TAP 1919 Variable Socially Responsive Balanced Investment
        Division.................................................            293             8,099          5,887                140
     UIF Global Infrastructure Investment Division...............          6,661            53,614         20,211             31,537
     VanEck VIP Long/Short Equity Index Investment Division......          1,076            27,027          2,340              6,668

(a)  Commenced October 31, 2013 and began transactions in 2016.
(b)  Commenced May 1, 2015 and began transactions in 2016.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                      AMERICAN FUNDS            AMERICAN FUNDS
                                           AMERICAN FUNDS              GLOBAL GROWTH      GLOBAL SMALL CAPITALIZATION
                                      BOND INVESTMENT DIVISION      INVESTMENT DIVISION       INVESTMENT DIVISION
                                   ------------------------------  --------------------  ------------------------------
                                        2016            2015             2016 (a)             2016            2015
                                   --------------  --------------  --------------------  --------------  --------------

Units beginning of year..........       5,343,073       5,917,641                 --         14,155,887      15,709,137
Units issued and transferred
   from other funding options....       1,067,373         718,899            128,623          1,217,864       1,708,584
Units redeemed and transferred to
   other funding options.........     (1,220,734)     (1,293,467)            (4,058)        (2,431,775)     (3,261,834)
                                   --------------  --------------  --------------------  --------------  --------------
Units end of year................       5,189,712       5,343,073            124,565         12,941,976      14,155,887
                                   ==============  ==============  ====================  ==============  ==============


                                                                           AMERICAN FUNDS                BLACKROCK GLOBAL
                                       AMERICAN FUNDS GROWTH                GROWTH-INCOME                 ALLOCATION V.I.
                                        INVESTMENT DIVISION              INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016          2015 (b)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       4,232,055       4,789,973       4,944,457       5,420,861          24,602              --
Units issued and transferred
   from other funding options....         288,897         327,703         397,936         472,914           1,300          48,301
Units redeemed and transferred to
   other funding options.........       (709,158)       (885,621)       (834,875)       (949,318)           (312)        (23,699)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       3,811,794       4,232,055       4,507,518       4,944,457          25,590          24,602
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                                                           CALVERT VP SRI             DELAWARE VIP
                                       CALVERT VP SRI BALANCED             MID CAP GROWTH            SMALL CAP VALUE
                                         INVESTMENT DIVISION             INVESTMENT DIVISION       INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  -------------------
                                        2016            2015            2016            2015            2016 (a)
                                   --------------  --------------  --------------  --------------    --------------

Units beginning of year..........       1,430,108       1,520,177         227,418         256,364                --
Units issued and transferred
   from other funding options....          83,745         100,709          11,183          23,258            31,874
Units redeemed and transferred to
   other funding options.........       (186,613)       (190,778)        (51,624)        (52,204)           (6,052)
                                   --------------  --------------  --------------  --------------    --------------
Units end of year................       1,327,240       1,430,108         186,977         227,418            25,822
                                   ==============  ==============  ==============  ==============    ==============


                                                                                                        FIDELITY VIP
                                       FIDELITY VIP CONTRAFUND        FIDELITY VIP EQUITY-INCOME        FREEDOM 2020
                                         INVESTMENT DIVISION              INVESTMENT DIVISION        INVESTMENT DIVISION
                                   -------------------------------  -------------------------------  -------------------
                                        2016            2015             2016            2015             2016 (c)
                                   --------------  ---------------  --------------  ---------------    --------------

Units beginning of year..........           2,695            1,597       2,619,253        3,063,871                --
Units issued and transferred
   from other funding options....         160,291            1,209          65,982           92,237           101,889
Units redeemed and transferred to
   other funding options.........         (1,429)            (111)       (358,139)        (536,855)           (2,928)
                                   --------------  ---------------  --------------  ---------------    --------------
Units end of year................         161,557            2,695       2,327,096        2,619,253            98,961
                                   ==============  ===============  ==============  ===============    ==============

                                      FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                      FREEDOM 2025          FREEDOM 2030         FREEDOM 2040          FREEDOM 2050
                                   INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                                   -------------------  --------------------  -------------------  --------------------
                                        2016 (c)              2016 (c)             2016 (c)              2016 (c)
                                     --------------        --------------       --------------       ---------------

Units beginning of year..........                --                    --                   --                    --
Units issued and transferred
   from other funding options....            80,161               115,936                8,269                 7,018
Units redeemed and transferred to
   other funding options.........             (380)                 (825)                (509)                 (943)
                                     --------------        --------------       --------------       ---------------
Units end of year................            79,781               115,111                7,760                 6,075
                                     ==============        ==============       ==============       ===============


                                            FIDELITY VIP                    FIDELITY VIP                     FIDELITY VIP
                                          FUNDSMANAGER 50%                FUNDSMANAGER 60%              GOVERNMENT MONEY MARKET
                                         INVESTMENT DIVISION             INVESTMENT DIVISION              INVESTMENT DIVISION
                                   ------------------------------  -------------------------------  -------------------------------
                                        2016            2015            2016             2015            2016             2015
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      22,380,417      17,417,943       24,528,850      23,126,457          554,548         544,052
Units issued and transferred
   from other funding options....       1,194,730       5,577,031          183,635       2,649,263        1,494,955       7,384,905
Units redeemed and transferred to
   other funding options.........     (1,219,330)       (614,557)      (2,098,242)     (1,246,870)      (1,670,289)     (7,374,409)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      22,355,817      22,380,417       22,614,243      24,528,850          379,214         554,548
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:




                                                                            FIDELITY VIP                FIDELITY VIP
                                         FIDELITY VIP GROWTH            INVESTMENT GRADE BOND              MID CAP
                                         INVESTMENT DIVISION             INVESTMENT DIVISION         INVESTMENT DIVISION
                                   ------------------------------  -------------------------------  --------------------
                                        2016            2015            2016             2015             2016 (a)
                                   --------------  --------------  ---------------  --------------    ---------------

Units beginning of year..........       1,266,107       1,382,739          424,477         477,735                 --
Units issued and transferred
   from other funding options....          36,633          68,376           45,073          47,146             93,268
Units redeemed and transferred to
   other funding options.........       (187,061)       (185,008)        (104,152)       (100,404)              (327)
                                   --------------  --------------  ---------------  --------------    ---------------
Units end of year................       1,115,679       1,266,107          365,398         424,477             92,941
                                   ==============  ==============  ===============  ==============    ===============


                                         FTVIPT
                                        TEMPLETON              FTVIPT
                                       DEVELOPING             TEMPLETON                                            JANUS ASPEN
                                       MARKETS VIP           FOREIGN VIP          IVY VIP ASSET STRATEGY           ENTERPRISE
                                   INVESTMENT DIVISION   INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
                                   -------------------  --------------------  -------------------------------  -------------------
                                        2016 (a)             2016 (a)              2016           2015 (b)          2016 (a)
                                     --------------       ---------------     --------------  ---------------    --------------

Units beginning of year..........                --                    --                191               --                --
Units issued and transferred
   from other funding options....           183,316                   494                 27              194            32,704
Units redeemed and transferred to
   other funding options.........          (14,471)                 (141)               (35)              (3)             (811)
                                     --------------       ---------------     --------------  ---------------    --------------
Units end of year................           168,845                   353                183              191            31,893
                                     ==============       ===============     ==============  ===============    ==============

                                          LMPVET                LMPVET               LMPVET               LMPVET
                                        CLEARBRIDGE           CLEARBRIDGE          CLEARBRIDGE          CLEARBRIDGE
                                         VARIABLE          VARIABLE DIVIDEND        VARIABLE             VARIABLE
                                       APPRECIATION            STRATEGY         LARGE CAP GROWTH     SMALL CAP GROWTH
                                    INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                   --------------------  --------------------  -------------------  -------------------
                                         2016 (a)              2016 (a)             2016 (a)             2016 (a)
                                      --------------       ---------------       ---------------      --------------

Units beginning of year..........                 --                    --                    --                  --
Units issued and transferred
   from other funding options....              5,238                52,618               229,023              12,728
Units redeemed and transferred to
   other funding options.........              (142)                    --               (4,880)               (106)
                                      --------------       ---------------       ---------------      --------------
Units end of year................              5,096                52,618               224,143              12,622
                                      ==============       ===============       ===============      ==============



                                                                           LMPVIT
                                         LMPVET ENTRUSTPERMAL           WESTERN ASSET             MIST AB GLOBAL
                                        ALTERNATIVE SELECT VIT            CORE PLUS             DYNAMIC ALLOCATION
                                          INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
                                   --------------------------------  -------------------  -------------------------------
                                         2016            2015             2016 (a)             2016             2015
                                   ---------------  ---------------    ---------------    ---------------  --------------

Units beginning of year..........          197,643            2,882                 --        130,172,083     131,033,623
Units issued and transferred
   from other funding options....           94,838          214,961             54,795          8,951,455      11,798,959
Units redeemed and transferred to
   other funding options.........         (49,425)         (20,200)            (3,325)       (11,950,838)    (12,660,499)
                                   ---------------  ---------------    ---------------    ---------------  --------------
Units end of year................          243,056          197,643             51,470        127,172,700     130,172,083
                                   ===============  ===============    ===============    ===============  ==============

                                         MIST ALLIANZ GLOBAL
                                          INVESTORS DYNAMIC                 MIST AMERICAN                  MIST AMERICAN
                                          MULTI-ASSET PLUS            FUNDS BALANCED ALLOCATION       FUNDS GROWTH ALLOCATION
                                         INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      56,051,809      11,555,790      62,147,594      62,423,987      31,243,407      32,454,186
Units issued and transferred
   from other funding options....      25,986,665      48,766,590       6,902,314       6,554,925       3,539,074       3,755,330
Units redeemed and transferred to
   other funding options.........     (9,451,831)     (4,270,571)     (6,517,146)     (6,831,318)     (4,372,019)     (4,966,109)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      72,586,643      56,051,809      62,532,762      62,147,594      30,410,462      31,243,407
                                   ==============  ==============  ==============  ==============  ==============  ==============



                                            MIST AMERICAN                   MIST AMERICAN                    MIST AQR
                                            FUNDS GROWTH              FUNDS MODERATE ALLOCATION        GLOBAL RISK BALANCED
                                         INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      25,483,182      27,479,262      73,866,251      76,352,619     126,093,556     138,096,106
Units issued and transferred
   from other funding options....       2,394,214       2,402,064       5,455,439       5,665,470       4,757,578       9,314,272
Units redeemed and transferred to
   other funding options.........     (4,043,537)     (4,398,144)     (8,516,603)     (8,151,838)    (14,992,839)    (21,316,822)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      23,833,859      25,483,182      70,805,087      73,866,251     115,858,295     126,093,556
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                           MIST BLACKROCK                                                   MIST CLARION
                                     GLOBAL TACTICAL STRATEGIES       MIST BLACKROCK HIGH YIELD          GLOBAL REAL ESTATE
                                         INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     172,629,165     173,246,218          13,360           5,135      12,591,472      13,729,569
Units issued and transferred
   from other funding options....       9,764,784      16,287,394          26,711           8,914       1,659,527       1,777,745
Units redeemed and transferred to
   other funding options.........    (16,255,683)    (16,904,447)         (4,489)           (689)     (2,236,222)     (2,915,842)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     166,138,266     172,629,165          35,582          13,360      12,014,777      12,591,472
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                         MIST CLEARBRIDGE                   MIST GOLDMAN                     MIST HARRIS
                                         AGGRESSIVE GROWTH               SACHS MID CAP VALUE            OAKMARK INTERNATIONAL
                                        INVESTMENT DIVISION              INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  -------------------------------  ------------------------------
                                        2016            2015            2016          2015 (b)           2016            2015
                                   --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      38,732,875      40,881,802           7,543               --      20,998,453      21,821,539
Units issued and transferred
   from other funding options....       4,237,249       7,831,488           7,290            7,568       2,786,257       3,348,748
Units redeemed and transferred to
   other funding options.........     (8,787,667)     (9,980,415)         (1,696)             (25)     (4,523,515)     (4,171,834)
                                   --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year................      34,182,457      38,732,875          13,137            7,543      19,261,195      20,998,453
                                   ==============  ==============  ==============  ===============  ==============  ==============

                                            MIST INVESCO
                                      BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK       MIST INVESCO MID CAP VALUE
                                         INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016          2015 (d)          2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     436,683,517     416,774,221             549              --      12,869,603      13,839,475
Units issued and transferred
   from other funding options....      73,116,622      73,038,547           6,845             555       1,089,141       1,275,699
Units redeemed and transferred to
   other funding options.........    (54,897,529)    (53,129,251)           (333)             (6)     (2,344,790)     (2,245,571)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     454,902,610     436,683,517           7,061             549      11,613,954      12,869,603
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                            MIST INVESCO                                                   MIST JPMORGAN
                                          SMALL CAP GROWTH             MIST JPMORGAN CORE BOND       GLOBAL ACTIVE ALLOCATION
                                         INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       1,959,481       2,037,765       8,785,778       8,518,360     631,444,568     549,720,767
Units issued and transferred
   from other funding options....         409,910         516,376       1,878,876       1,902,284      98,187,704     142,279,560
Units redeemed and transferred to
   other funding options.........       (539,195)       (594,660)     (1,927,205)     (1,634,866)    (71,368,147)    (60,555,759)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       1,830,196       1,959,481       8,737,449       8,785,778     658,264,125     631,444,568
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                           MIST JPMORGAN                 MIST LOOMIS SAYLES               MIST MET/ABERDEEN
                                          SMALL CAP VALUE                  GLOBAL MARKETS              EMERGING MARKETS EQUITY
                                        INVESTMENT DIVISION              INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       1,050,675       1,047,237       6,737,799       7,240,094       5,630,392       5,102,751
Units issued and transferred
   from other funding options....         354,143         160,274       1,475,089         954,004       1,039,366       1,340,624
Units redeemed and transferred to
   other funding options.........       (255,639)       (156,836)     (1,451,644)     (1,456,299)     (1,293,836)       (812,983)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       1,149,179       1,050,675       6,761,244       6,737,799       5,375,922       5,630,392
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                          MIST MET/ARTISAN                MIST MET/EATON                  MIST MET/FRANKLIN
                                            INTERNATIONAL               VANCE FLOATING RATE           LOW DURATION TOTAL RETURN
                                         INVESTMENT DIVISION            INVESTMENT DIVISION              INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016          2015 (b)          2016            2015            2016            2015
                                    -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........             308              --       1,831,052       1,809,222       8,644,210       9,626,185
Units issued and transferred
   from other funding options....              53             318         860,509         498,316       1,957,332       2,245,914
Units redeemed and transferred to
   other funding options.........            (48)            (10)       (423,028)       (476,486)     (2,428,374)     (3,227,889)
                                    -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................             313             308       2,268,533       1,831,052       8,173,168       8,644,210
                                    =============  ==============  ==============  ==============  ==============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                         MIST MET/TEMPLETON               MIST MET/WELLINGTON
                                         INTERNATIONAL BOND               LARGE CAP RESEARCH                 VARIABLE B
                                         INVESTMENT DIVISION              INVESTMENT DIVISION            INVESTMENT DIVISION
                                   -------------------------------  ------------------------------  ------------------------------
                                        2016            2015             2016            2015            2016            2015
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........         611,605          617,146      14,186,611      15,618,558          50,418          59,002
Units issued and transferred
   from other funding options....         100,772           92,813         528,088         853,545           1,442           1,249
Units redeemed and transferred to
   other funding options.........       (102,223)         (98,354)     (1,824,307)     (2,285,492)         (9,009)         (9,833)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................         610,154          611,605      12,890,392      14,186,611          42,851          50,418
                                   ==============  ===============  ==============  ==============  ==============  ==============


                                                                             MIST METLIFE
                                             VARIABLE C                  ASSET ALLOCATION 100          MIST METLIFE BALANCED PLUS
                                         INVESTMENT DIVISION              INVESTMENT DIVISION              INVESTMENT DIVISION
                                   -------------------------------  -------------------------------  ------------------------------
                                        2016             2015            2016             2015            2016            2015
                                   ---------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year..........            4,268           4,414       11,824,914      12,211,757     269,246,848     257,684,739
Units issued and transferred
   from other funding options....               --               2        1,315,216       1,707,602      23,974,902      42,193,487
Units redeemed and transferred to
   other funding options.........            (191)           (148)      (1,723,326)     (2,094,445)    (26,030,621)    (30,631,378)
                                   ---------------  --------------  ---------------  --------------  --------------  --------------
Units end of year................            4,077           4,268       11,416,804      11,824,914     267,191,129     269,246,848
                                   ===============  ==============  ===============  ==============  ==============  ==============

                                           MIST METLIFE                     MIST METLIFE                      MIST MFS
                                     MULTI-INDEX TARGETED RISK             SMALL CAP VALUE             RESEARCH INTERNATIONAL
                                        INVESTMENT DIVISION              INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     650,031,968     412,273,295         655,473         671,658      14,035,549      15,153,081
Units issued and transferred
   from other funding options....     167,934,726     288,530,628         116,671          74,884       1,326,847       1,456,620
Units redeemed and transferred to
   other funding options.........    (84,683,861)    (50,771,955)       (123,886)        (91,069)     (2,241,456)     (2,574,152)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     733,282,833     650,031,968         648,258         655,473      13,120,940      14,035,549
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                            MIST MORGAN                        MIST                         MIST PANAGORA
                                      STANLEY MID CAP GROWTH         OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK
                                        INVESTMENT DIVISION             INVESTMENT DIVISION              INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      15,711,674      17,054,063      15,876,834      14,055,032      27,943,566       6,388,541
Units issued and transferred
   from other funding options....       1,343,773       1,400,690       4,038,270       4,662,354      58,667,086      26,929,661
Units redeemed and transferred to
   other funding options.........     (2,363,718)     (2,743,079)     (3,499,342)     (2,840,552)    (12,016,692)     (5,374,636)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      14,691,729      15,711,674      16,415,762      15,876,834      74,593,960      27,943,566
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                            MIST PIMCO                                                     MIST PYRAMIS
                                     INFLATION PROTECTED BOND         MIST PIMCO TOTAL RETURN            GOVERNMENT INCOME
                                        INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2016            2015            2016            2015           2016            2015
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      31,458,298      34,187,129      56,338,885     61,356,539      46,949,292      48,686,003
Units issued and transferred
   from other funding options....       3,756,976       4,130,496       6,625,280      6,374,913       8,526,954       6,488,573
Units redeemed and transferred to
   other funding options.........     (5,770,978)     (6,859,327)    (10,539,722)   (11,392,567)     (8,469,711)     (8,225,284)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      29,444,296      31,458,298      52,424,443     56,338,885      47,006,535      46,949,292
                                   ==============  ==============  ==============  =============  ==============  ==============


                                                                          MIST SCHRODERS                    MIST SSGA
                                     MIST PYRAMIS MANAGED RISK          GLOBAL MULTI-ASSET            GROWTH AND INCOME ETF
                                        INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ----------------------------  ------------------------------
                                        2016            2015            2016          2015            2016            2015
                                   --------------  --------------  -------------  -------------  --------------  --------------

Units beginning of year..........      27,478,865      11,024,305    411,432,972    344,932,808      59,547,628      62,846,863
Units issued and transferred
   from other funding options....       8,463,714      18,270,736     57,575,146    105,496,869       2,970,647       4,289,060
Units redeemed and transferred to
   other funding options.........     (3,550,287)     (1,816,176)   (44,244,330)   (38,996,705)     (6,725,597)     (7,588,295)
                                   --------------  --------------  -------------  -------------  --------------  --------------
Units end of year................      32,392,292      27,478,865    424,763,788    411,432,972      55,792,678      59,547,628
                                   ==============  ==============  =============  =============  ==============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                            MIST T. ROWE                   MIST T. ROWE
                                        MIST SSGA GROWTH ETF            PRICE LARGE CAP VALUE          PRICE MID CAP GROWTH
                                         INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016          2015 (d)          2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      10,147,586      10,488,338           1,871              --      25,470,150      25,170,863
Units issued and transferred
   from other funding options....         857,054       1,348,694          22,825           1,880       4,072,706       5,641,190
Units redeemed and transferred to
   other funding options.........     (1,590,050)     (1,689,446)         (2,393)             (9)     (5,559,178)     (5,341,903)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       9,414,590      10,147,586          22,303           1,871      23,983,678      25,470,150
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                           MIST TCW CORE                     MSF BAILLIE                    MSF BARCLAYS
                                           FIXED INCOME              GIFFORD INTERNATIONAL STOCK        AGGREGATE BOND INDEX
                                        INVESTMENT DIVISION              INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  -------------------------------
                                        2016          2015 (e)          2016            2015             2016            2015
                                   --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year..........           2,096              --       9,402,801      10,404,687       68,245,879      70,177,534
Units issued and transferred
   from other funding options....          31,829           2,096         625,397         811,785       11,328,739      11,255,681
Units redeemed and transferred to
   other funding options.........         (1,927)              --     (1,471,364)     (1,813,671)     (12,492,441)    (13,187,336)
                                   --------------  --------------  --------------  --------------   --------------  --------------
Units end of year................          31,998           2,096       8,556,834       9,402,801       67,082,177      68,245,879
                                   ==============  ==============  ==============  ==============   ==============  ==============

                                                                          MSF BLACKROCK                   MSF BLACKROCK
                                     MSF BLACKROCK BOND INCOME        CAPITAL APPRECIATION               LARGE CAP VALUE
                                        INVESTMENT DIVISION            INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ----------------------------  ------------------------------  ------------------------------
                                       2016            2015           2016            2015            2016            2015
                                   -------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........     10,737,933     11,340,124       6,648,572       7,221,426      14,658,312      15,621,162
Units issued and transferred
   from other funding options....      1,358,738      1,454,214         658,813         857,464       2,417,659       2,184,241
Units redeemed and transferred to
   other funding options.........    (1,907,204)    (2,056,405)     (1,317,230)     (1,430,318)     (3,353,173)     (3,147,091)
                                   -------------  -------------  --------------  --------------  --------------  --------------
Units end of year................     10,189,467     10,737,933       5,990,155       6,648,572      13,722,798      14,658,312
                                   =============  =============  ==============  ==============  ==============  ==============


                                            MSF BLACKROCK
                                        ULTRA-SHORT TERM BOND        MSF FRONTIER MID CAP GROWTH        MSF JENNISON GROWTH
                                         INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       5,220,428       5,502,759       8,386,483       9,158,445      17,957,908      18,673,248
Units issued and transferred
   from other funding options....       1,527,728       1,856,405         387,278         551,138       3,428,660       6,144,060
Units redeemed and transferred to
   other funding options.........     (2,506,024)     (2,138,736)     (1,113,547)     (1,323,100)     (5,008,006)     (6,859,400)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       4,242,132       5,220,428       7,660,214       8,386,483      16,378,562      17,957,908
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                            MSF LOOMIS                       MSF LOOMIS                    MSF MET/ARTISAN
                                       SAYLES SMALL CAP CORE           SAYLES SMALL CAP GROWTH              MID CAP VALUE
                                        INVESTMENT DIVISION              INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  -----------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........       4,874,168       5,539,839       3,053,307       3,266,827       5,928,571      6,662,445
Units issued and transferred
   from other funding options....         305,770         340,689         337,655         634,012         789,304        465,011
Units redeemed and transferred to
   other funding options.........       (837,027)     (1,006,360)       (669,395)       (847,532)     (1,104,313)    (1,198,885)
                                   --------------  --------------  --------------  --------------  --------------  -------------
Units end of year................       4,342,911       4,874,168       2,721,567       3,053,307       5,613,562      5,928,571
                                   ==============  ==============  ==============  ==============  ==============  =============


                                         MSF MET/DIMENSIONAL                                             MSF MET/WELLINGTON
                                     INTERNATIONAL SMALL COMPANY    MSF MET/WELLINGTON BALANCED       CORE EQUITY OPPORTUNITIES
                                         INVESTMENT DIVISION            INVESTMENT DIVISION              INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         383,113         366,933      12,350,663      13,516,189      14,083,686      15,922,638
Units issued and transferred
   from other funding options....         101,878          86,362         473,788         544,249         978,018         771,955
Units redeemed and transferred to
   other funding options.........        (88,374)        (70,182)     (1,515,032)     (1,709,775)     (2,189,791)     (2,610,907)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         396,617         383,113      11,309,419      12,350,663      12,871,913      14,083,686
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                             MSF METLIFE                     MSF METLIFE                     MSF METLIFE
                                         ASSET ALLOCATION 20             ASSET ALLOCATION 40             ASSET ALLOCATION 60
                                         INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  -------------------------------
                                        2016            2015            2016            2015            2016             2015
                                   --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      33,195,826      36,038,394      85,328,132      93,519,497      257,093,725     275,213,574
Units issued and transferred
   from other funding options....       2,795,983       3,316,211       5,134,614       5,143,979       13,720,821      15,119,649
Units redeemed and transferred to
   other funding options.........     (5,411,117)     (6,158,779)    (11,955,601)    (13,335,344)     (30,794,898)    (33,239,498)
                                   --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year................      30,580,692      33,195,826      78,507,145      85,328,132      240,019,648     257,093,725
                                   ==============  ==============  ==============  ==============  ===============  ==============


                                             MSF METLIFE                      MSF METLIFE
                                         ASSET ALLOCATION 80              MID CAP STOCK INDEX            MSF METLIFE STOCK INDEX
                                         INVESTMENT DIVISION              INVESTMENT DIVISION              INVESTMENT DIVISION
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015             2016            2015             2016            2015
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      116,127,054     124,402,568       19,052,817      19,927,953       45,195,410      48,564,594
Units issued and transferred
   from other funding options....        6,923,061       8,654,136        2,351,053       2,715,855        3,517,849       4,400,253
Units redeemed and transferred to
   other funding options.........     (14,622,128)    (16,929,650)      (3,693,357)     (3,590,991)      (7,063,156)     (7,769,437)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      108,427,987     116,127,054       17,710,513      19,052,817       41,650,103      45,195,410
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                        MSF MFS TOTAL RETURN                MSF MFS VALUE                MSF MSCI EAFE INDEX
                                         INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       4,556,651       5,012,826      24,529,013      26,823,537      34,877,903      35,284,954
Units issued and transferred
   from other funding options....         425,147         352,192       3,264,339       2,296,698       4,902,732       5,589,517
Units redeemed and transferred to
   other funding options.........       (768,761)       (808,367)     (4,457,086)     (4,591,222)     (5,169,366)     (5,996,568)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       4,213,037       4,556,651      23,336,266      24,529,013      34,611,269      34,877,903
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF NEUBERGER                                                 MSF T. ROWE PRICE
                                          BERMAN GENESIS              MSF RUSSELL 2000 INDEX             LARGE CAP GROWTH
                                        INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ----------------------------
                                        2016            2015            2016            2015            2016          2015
                                   --------------  --------------  --------------  --------------  -------------  -------------

Units beginning of year..........      12,205,331      13,823,646      12,012,694      12,545,618     20,053,722     19,215,859
Units issued and transferred
   from other funding options....         671,353         642,222       1,834,646       1,898,456      5,112,945      5,114,660
Units redeemed and transferred to
   other funding options.........     (1,847,967)     (2,260,537)     (2,584,445)     (2,431,380)    (4,840,457)    (4,276,797)
                                   --------------  --------------  --------------  --------------  -------------  -------------
Units end of year................      11,028,717      12,205,331      11,262,895      12,012,694     20,326,210     20,053,722
                                   ==============  ==============  ==============  ==============  =============  =============

                                                                                                            MSF WESTERN
                                          MSF T. ROWE PRICE                  MSF VAN ECK                 ASSET MANAGEMENT
                                          SMALL CAP GROWTH            GLOBAL NATURAL RESOURCES     STRATEGIC BOND OPPORTUNITIES
                                         INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      12,314,868      12,136,731       3,453,656       2,631,888       7,434,184       8,379,087
Units issued and transferred
   from other funding options....       1,695,965       2,321,489         620,109       1,358,884      13,465,277         965,853
Units redeemed and transferred to
   other funding options.........     (2,512,432)     (2,143,352)     (1,337,545)       (537,116)     (3,266,379)     (1,910,756)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      11,498,401      12,314,868       2,736,220       3,453,656      17,633,082       7,434,184
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                            PIMCO VIT
                                         MSF WESTERN ASSET             COMMODITYREALRETURN                  PIMCO VIT
                                    MANAGEMENT U.S. GOVERNMENT              STRATEGY                  EMERGING MARKETS BOND
                                        INVESTMENT DIVISION            INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ----------------------------  ------------------------------  ------------------------------
                                        2016          2015            2016            2015            2016            2015
                                   -------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........     10,199,735     11,263,811           6,911             171           7,377             200
Units issued and transferred
   from other funding options....      1,413,965      1,213,298           1,305           9,032          11,712           7,242
Units redeemed and transferred to
   other funding options.........    (2,030,914)    (2,277,374)         (1,326)         (2,292)        (10,947)            (65)
                                   -------------  -------------  --------------  --------------  --------------  --------------
Units end of year................      9,582,786     10,199,735           6,890           6,911           8,142           7,377
                                   =============  =============  ==============  ==============  ==============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                              PIMCO VIT              TAP 1919 VARIABLE SOCIALLY
                                         UNCONSTRAINED BOND              RESPONSIVE BALANCED           UIF GLOBAL INFRASTRUCTURE
                                         INVESTMENT DIVISION             INVESTMENT DIVISION              INVESTMENT DIVISION
                                   ------------------------------  -------------------------------  -------------------------------
                                        2016          2015 (b)           2016          2015 (d)          2016             2015
                                   --------------  --------------   --------------  --------------  ---------------  --------------

Units beginning of year..........           6,574              --              501              --            5,480             315
Units issued and transferred
   from other funding options....           6,685           6,596            1,175             503            1,637           5,174
Units redeemed and transferred to
   other funding options.........         (1,981)            (22)             (27)             (2)          (2,959)             (9)
                                   --------------  --------------   --------------  --------------  ---------------  --------------
Units end of year................          11,278           6,574            1,649             501            4,158           5,480
                                   ==============  ==============   ==============  ==============  ===============  ==============


                                        VANECK VIP LONG/SHORT
                                            EQUITY INDEX
                                         INVESTMENT DIVISION
                                   -------------------------------
                                        2016           2015 (b)
                                   --------------  ---------------

Units beginning of year..........           3,151               --
Units issued and transferred
   from other funding options....             239            3,185
Units redeemed and transferred to
   other funding options.........           (670)             (34)
                                   --------------  ---------------
Units end of year................           2,720            3,151
                                   ==============  ===============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Commenced November 19, 2014 and began transactions in 2015.
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) Commenced December 13, 2013 and began transactions in 2015.
(e) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, series, or portfolio for the respective stated periods in the five years ended December 31, 2016:

                                                         AS OF DECEMBER 31
                                          ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  --------------
  American Funds Bond               2016     5,189,712     1.01 - 20.94      92,324,388
     Investment Division            2015     5,343,073     0.99 - 20.47      93,643,199
                                    2014     5,917,641    14.68 - 20.55     105,024,754
                                    2013     6,618,957    14.30 - 19.64     113,016,439
                                    2012     7,263,481    15.00 - 20.21     128,509,424

  American Funds Global Growth      2016       124,565             4.44         552,875
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  American Funds Global Small       2016    12,941,976     3.53 - 41.36     458,931,633
     Capitalization                 2015    14,155,887     3.51 - 40.82     497,974,630
     Investment Division            2014    15,709,137     3.56 - 41.02     552,526,997
                                    2013    16,907,172     3.54 - 40.47     588,501,415
                                    2012    18,635,787     2.81 - 31.78     512,261,353

  American Funds Growth             2016     3,811,794    1.44 - 333.19     963,320,699
     Investment Division            2015     4,232,055    1.35 - 306.61     997,764,490
                                    2014     4,789,973    1.28 - 289.09   1,071,813,826
                                    2013     5,377,037    1.20 - 268.43   1,121,813,455
                                    2012     6,029,312   15.10 - 207.87     978,263,065

  American Funds                    2016     4,507,518   17.35 - 229.57     798,505,698
     Growth-Income                  2015     4,944,457   15.81 - 207.40     797,586,116
     Investment Division            2014     5,420,861   15.84 - 205.97     871,662,648
                                    2013     5,897,170   14.54 - 187.57     866,506,820
                                    2012     6,519,347   11.07 - 141.56     728,354,448

  BlackRock Global Allocation V.I.  2016        25,590    20.06 - 21.42         521,354
     Investment Division            2015        24,602    19.63 - 20.86         489,446
     (Commenced 11/19/2014 and
     began transactions in 2015)

  Calvert VP SRI Balanced           2016     1,327,240    31.20 - 41.95      52,584,587
     Investment Division            2015     1,430,108    29.38 - 39.38      53,307,044
                                    2014     1,520,177    30.50 - 40.77      58,809,995
                                    2013     1,581,457    28.27 - 37.66      56,643,458
                                    2012     1,676,537    24.33 - 32.31      51,646,891

  Calvert VP SRI Mid Cap            2016       186,977            54.20      10,134,827
     Growth Investment Division     2015       227,418            51.03      11,604,230
                                    2014       256,364            53.26      13,652,993
                                    2013       285,572    49.72 - 49.74      14,202,309
                                    2012       319,337    38.64 - 38.65      12,341,511

                                                   FOR THE YEAR ENDED DECEMBER 31
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  American Funds Bond               2016       1.67         0.50 - 2.15         0.60 - 2.28
     Investment Division            2015       1.62         0.50 - 2.30     (2.01) - (0.37)
                                    2014       1.87         0.50 - 2.55         2.63 - 4.60
                                    2013       1.73         0.65 - 2.55     (4.62) - (2.79)
                                    2012       2.43         0.50 - 2.55         2.71 - 4.69

  American Funds Global Growth      2016       1.37                0.90              (0.28)
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  American Funds Global Small       2016       0.24         0.50 - 2.50       (0.42) - 1.44
     Capitalization                 2015         --         0.50 - 2.55     (6.41) - (0.38)
     Investment Division            2014       0.12         0.50 - 2.55       (0.45) - 1.46
                                    2013       0.87         0.65 - 2.55       25.05 - 27.45
                                    2012       1.34         0.50 - 2.55       15.19 - 17.41

  American Funds Growth             2016       0.76         0.50 - 2.35         6.95 - 8.67
     Investment Division            2015       0.58         0.50 - 2.35         4.38 - 6.17
                                    2014       0.77         0.50 - 2.55         5.78 - 7.81
                                    2013       0.92         0.65 - 2.55       18.89 - 29.26
                                    2012       0.78         0.50 - 2.55       14.91 - 17.13

  American Funds                    2016       1.46         0.50 - 2.35        8.88 - 10.69
     Growth-Income                  2015       1.28         0.50 - 2.55       (1.10) - 0.80
     Investment Division            2014       1.27         0.50 - 2.55         7.85 - 9.92
                                    2013       1.34         0.65 - 2.55       30.14 - 32.64
                                    2012       1.59         0.50 - 2.55       14.51 - 16.72

  BlackRock Global Allocation V.I.  2016       1.30         1.10 - 1.60         2.16 - 2.67
     Investment Division            2015       0.66         1.10 - 1.60     (2.57) - (0.60)
     (Commenced 11/19/2014 and
     began transactions in 2015)

  Calvert VP SRI Balanced           2016       1.82         0.50 - 1.55         6.20 - 7.32
     Investment Division            2015       0.11         0.50 - 1.55     (3.70) - (2.68)
                                    2014       1.56         0.50 - 1.55         7.92 - 9.05
                                    2013       1.04         0.50 - 1.55       16.19 - 17.41
                                    2012       1.21         0.50 - 1.55         8.80 - 9.96

  Calvert VP SRI Mid Cap            2016         --                0.95                6.23
     Growth Investment Division     2015         --                0.95              (4.19)
                                    2014         --                0.95         7.07 - 7.10
                                    2013         --                0.95       28.68 - 28.69
                                    2012         --                0.95               15.65

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Delaware VIP Small Cap Value  2016        25,822             1.34          34,483
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Fidelity VIP Contrafund       2016       161,557      7.08 - 7.48       1,206,624
     Investment Division        2015         2,695             6.65          17,911
     (Commenced 12/13/2013 and  2014         1,597             6.69          10,689
     began transactions in 2014)

  Fidelity VIP Equity-Income    2016     2,327,096     9.48 - 78.04      80,761,382
     Investment Division        2015     2,619,253     8.15 - 66.75      77,695,085
                                2014     3,063,871     8.60 - 70.17      92,690,111
                                2013     3,463,147     8.01 - 65.15      95,223,008
                                2012     3,911,529     6.34 - 51.32      81,994,570

  Fidelity VIP Freedom 2020     2016        98,961            17.29       1,711,114
     Investment Division
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2025     2016        79,781            18.22       1,453,626
     Investment Division
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2030     2016       115,111            18.09       2,081,941
     Investment Division
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2040     2016         7,760            23.75         184,274
     Investment Division
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2050     2016         6,075            24.27         147,402
     Investment Division
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP FundsManager     2016    22,355,817    13.13 - 13.34     296,580,947
     50% Investment Division    2015    22,380,417    12.86 - 13.05     290,525,141
     (Commenced 7/23/2012)      2014    17,417,943    13.11 - 13.28     230,170,102
                                2013     9,362,592    12.73 - 12.88     120,060,165
                                2012     2,486,441    11.31 - 11.42      28,315,173

  Fidelity VIP FundsManager     2016    22,614,243    12.50 - 12.80     286,717,673
     60% Investment Division    2015    24,528,850    12.19 - 12.44     302,657,716
                                2014    23,126,457    12.44 - 12.62     289,729,524
                                2013    24,031,067    12.05 - 12.16     291,255,733
                                2012    24,954,232    10.37 - 10.45     260,007,961

                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Delaware VIP Small Cap Value  2016       0.28                0.90               30.23
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Fidelity VIP Contrafund       2016       1.15         0.90 - 1.15         6.50 - 6.76
     Investment Division        2015       0.97                1.15              (0.73)
     (Commenced 12/13/2013 and  2014       2.09                1.15               10.38
     began transactions in 2014)

  Fidelity VIP Equity-Income    2016       2.27         0.95 - 1.35       16.44 - 16.91
     Investment Division        2015       3.06         0.95 - 1.35     (5.25) - (4.87)
                                2014       2.77         0.95 - 1.35         7.26 - 7.73
                                2013       2.47         0.95 - 1.35       26.43 - 26.95
                                2012       3.08         0.95 - 1.35       15.73 - 16.20

  Fidelity VIP Freedom 2020     2016       2.32                0.90                4.85
     Investment Division
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2025     2016       2.70                0.90                5.03
     Investment Division
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2030     2016       2.70                0.90                5.42
     Investment Division
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2040     2016       2.03                0.90                5.57
     Investment Division
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2050     2016       1.81                0.90                5.60
     Investment Division
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP FundsManager     2016       1.24         1.90 - 2.05         2.11 - 2.26
     50% Investment Division    2015       1.24         1.90 - 2.05     (1.89) - (1.75)
     (Commenced 7/23/2012)      2014       1.47         1.90 - 2.05         2.96 - 3.12
                                2013       1.56         1.90 - 2.05       12.57 - 12.74
                                2012       2.68         1.90 - 2.05         4.04 - 4.11

  Fidelity VIP FundsManager     2016       1.22         1.85 - 2.10         2.61 - 2.87
     60% Investment Division    2015       1.10         1.85 - 2.10     (1.68) - (1.43)
                                2014       1.24         1.85 - 2.05         0.55 - 3.42
                                2013       1.16         1.90 - 2.05       16.21 - 16.38
                                2012       1.50         1.90 - 2.05         9.33 - 9.49

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Government       2016       379,214     9.89 - 16.14       6,122,223
     Money Market               2015       554,548    10.08 - 16.26       8,080,715
     Investment Division        2014       544,052    10.28 - 16.41       8,033,349
                                2013       671,593    10.50 - 16.57      10,057,109
                                2012       548,892    10.71 - 16.72       8,724,752

  Fidelity VIP Growth           2016     1,115,679            75.17      83,862,383
     Investment Division        2015     1,266,107            75.28      95,310,704
                                2014     1,382,739            70.91      98,045,015
                                2013     1,489,863    64.30 - 64.31      95,812,868
                                2012     1,633,959    47.61 - 47.62      77,803,882

  Fidelity VIP Investment       2016       365,398            33.84      12,364,481
     Grade Bond                 2015       424,477            32.61      13,843,675
     Investment Division        2014       477,735            33.12      15,822,818
                                2013       527,483    31.58 - 31.59      16,664,039
                                2012       686,159    32.46 - 32.47      22,278,308

  Fidelity VIP Mid Cap          2016        92,941             6.99         649,196
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  FTVIPT Templeton              2016       168,845             1.31         221,198
     Developing Markets VIP
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  FTVIPT Templeton Foreign VIP  2016           353             3.94           1,390
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Ivy VIP Asset Strategy        2016           183            14.49           2,650
     Investment Division        2015           191            15.07           2,882
     (Commenced 11/19/2014 and
     began transactions in 2015)

  Janus Aspen Enterprise        2016        31,893             7.77         247,764
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge            2016         5,096             6.30          32,119
     Variable Appreciation
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge            2016        52,618             1.26          66,433
     Variable Dividend Strategy
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Fidelity VIP Government       2016       0.20         0.95 - 2.05     (1.85) - (0.74)
     Money Market               2015       0.02         0.95 - 2.05     (2.02) - (0.91)
     Investment Division        2014       0.01         0.95 - 2.05     (2.02) - (0.93)
                                2013       0.03         0.95 - 2.05     (2.01) - (0.91)
                                2012       0.13         0.95 - 2.05     (1.93) - (0.81)

  Fidelity VIP Growth           2016       0.04                0.95              (0.15)
     Investment Division        2015       0.26                0.95                6.17
                                2014       0.18                0.95       10.25 - 10.28
                                2013       0.29                0.95       35.05 - 35.06
                                2012       0.58                0.95       13.60 - 13.61

  Fidelity VIP Investment       2016       2.22                0.95                3.76
     Grade Bond                 2015       2.51                0.95              (1.53)
     Investment Division        2014       2.10                0.95         4.83 - 4.86
                                2013       2.08                0.95              (2.70)
                                2012       2.35                0.95                4.90

  Fidelity VIP Mid Cap          2016       0.46                0.90               10.92
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  FTVIPT Templeton              2016       0.90                0.90               16.39
     Developing Markets VIP
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  FTVIPT Templeton Foreign VIP  2016       1.91                0.90                6.21
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Ivy VIP Asset Strategy        2016       0.58                1.35              (3.87)
     Investment Division        2015       0.35                1.35              (9.58)
     (Commenced 11/19/2014 and
     began transactions in 2015)

  Janus Aspen Enterprise        2016       0.07                0.90               11.10
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge            2016       2.06                0.90                8.79
     Variable Appreciation
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge            2016       1.98                0.90               13.96
     Variable Dividend Strategy
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF DECEMBER 31
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------
  LMPVET ClearBridge                   2016       224,143      2.95 - 3.10         693,531
     Variable Large Cap Growth
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge                   2016        12,622             3.26          41,206
     Variable Small Cap Growth
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET EnTrustPermal                 2016       243,056      9.02 - 9.16       2,205,504
     Alternative Select VIT            2015       197,643      9.42 - 9.47       1,866,516
     Investment Division               2014         2,882    10.01 - 10.02          28,860
     (Commenced 11/19/2014)

  LMPVIT Western Asset                 2016        51,470             3.21         165,326
     Core Plus
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  MIST AB Global Dynamic               2016   127,172,700    11.94 - 12.64   1,594,255,019
     Allocation                        2015   130,172,083    11.77 - 12.33   1,594,775,590
     Investment Division               2014   131,033,623    11.93 - 12.37   1,616,024,275
                                       2013   133,911,328    11.35 - 11.66   1,557,670,400
                                       2012   110,036,076    10.41 - 10.61   1,165,993,492

  MIST Allianz Global                  2016    72,586,643      1.01 - 1.03      74,463,734
     Investors Dynamic Multi-Asset     2015    56,051,809      1.01 - 1.02      57,080,060
     Plus Investment Division          2014    11,555,790             1.04      12,033,381
     (Commenced 4/28/2014)

  MIST American Funds                  2016    62,532,762     1.38 - 14.89     854,544,975
     Balanced Allocation               2015    62,147,594     1.29 - 13.87     802,015,862
     Investment Division               2014    62,423,987     1.32 - 14.01     823,208,734
                                       2013    63,540,868     1.26 - 13.26     799,895,152
                                       2012    63,563,060    10.24 - 11.22     683,639,223

  MIST American Funds Growth           2016    30,410,462     1.44 - 14.90     423,353,677
     Allocation Investment Division    2015    31,243,407     1.33 - 13.75     404,659,720
                                       2014    32,454,186    12.33 - 13.92     428,719,024
                                       2013    33,203,104    11.86 - 13.15     417,519,485
                                       2012    32,742,900     9.70 - 10.56     333,268,561

  MIST American Funds Growth           2016    23,833,859     1.59 - 16.08     371,921,161
     Investment Division               2015    25,483,182     1.47 - 14.88     369,229,553
                                       2014    27,479,262    12.93 - 13.92     379,282,255
                                       2013    28,606,942    12.22 - 13.01     369,736,899
                                       2012    30,680,594     9.63 - 10.14     309,469,419

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  LMPVET ClearBridge                   2016       0.84         0.90 - 1.15         6.17 - 6.43
     Variable Large Cap Growth
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge                   2016         --                0.90                4.85
     Variable Small Cap Growth
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET EnTrustPermal                 2016       0.05         0.95 - 1.60     (4.17) - (3.54)
     Alternative Select VIT            2015       1.50         1.10 - 1.60     (5.89) - (4.32)
     Investment Division               2014       0.45         1.10 - 1.35     (0.52) - (0.49)
     (Commenced 11/19/2014)

  LMPVIT Western Asset                 2016       5.53                0.90                3.61
     Core Plus
     Investment Division
     (Commenced 10/31/2013 and
     began transactions in 2016)

  MIST AB Global Dynamic               2016       1.59         1.10 - 2.10         1.44 - 2.46
     Allocation                        2015       3.26         1.10 - 2.10     (1.51) - (0.52)
     Investment Division               2014       1.94         1.15 - 2.15         5.06 - 6.12
                                       2013       1.24         1.15 - 2.15         8.78 - 9.88
                                       2012       0.09         1.15 - 2.30         2.79 - 8.82

  MIST Allianz Global                  2016       0.05         1.15 - 2.00       (0.02) - 0.83
     Investors Dynamic Multi-Asset     2015       1.82         1.15 - 2.00     (2.94) - (2.12)
     Plus Investment Division          2014       0.87         1.15 - 2.15         3.84 - 4.55
     (Commenced 4/28/2014)

  MIST American Funds                  2016       1.62         0.50 - 2.10         5.57 - 7.34
     Balanced Allocation               2015       1.39         0.50 - 2.10     (2.77) - (0.97)
     Investment Division               2014       1.26         0.50 - 2.30         3.64 - 5.70
                                       2013       1.35         0.50 - 2.30       15.84 - 18.14
                                       2012       1.68         0.50 - 2.30       10.93 - 13.06

  MIST American Funds Growth           2016       1.31         0.50 - 2.15         6.64 - 8.42
     Allocation Investment Division    2015       1.31         0.50 - 2.30     (3.01) - (1.25)
                                       2014       1.02         0.50 - 2.30         3.97 - 5.86
                                       2013       0.99         0.50 - 2.30       22.26 - 24.48
                                       2012       1.20         0.50 - 2.30       13.50 - 15.58

  MIST American Funds Growth           2016       0.30         0.95 - 2.25         6.67 - 8.07
     Investment Division               2015       0.87         0.95 - 2.25         1.83 - 5.33
                                       2014       0.55         1.15 - 2.25         0.53 - 6.95
                                       2013       0.44         1.15 - 2.25       26.90 - 28.30
                                       2012       0.32         1.15 - 2.25       14.79 - 16.06

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF DECEMBER 31
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------
  MIST American Funds                  2016    70,805,087     1.38 - 14.32     943,720,963
     Moderate Allocation               2015    73,866,251    11.89 - 13.45     936,586,101
     Investment Division               2014    76,352,619    12.07 - 13.62     987,325,915
                                       2013    78,734,890    11.64 - 12.90     971,848,247
                                       2012    82,535,523    10.49 - 11.42     908,733,316

  MIST AQR Global Risk                 2016   115,858,295     9.81 - 11.01   1,265,046,973
     Balanced Investment Division      2015   126,093,556     9.12 - 10.21   1,279,345,923
                                       2014   138,096,106    10.21 - 11.40   1,568,831,639
                                       2013   152,729,567    10.79 - 11.09   1,689,296,732
                                       2012   149,868,893    11.38 - 11.61   1,737,315,768

  MIST BlackRock Global                2016   166,138,266    11.44 - 12.07   1,989,443,856
     Tactical Strategies               2015   172,629,165    11.18 - 11.69   2,004,095,320
     Investment Division               2014   173,246,218    11.38 - 11.81   2,038,618,922
                                       2013   177,074,342    10.98 - 11.28   1,991,834,922
                                       2012   155,272,874    10.17 - 10.34   1,603,180,946

  MIST BlackRock High Yield            2016        35,582     3.12 - 29.89         331,029
     Investment Division               2015        13,360     2.76 - 26.52         172,276
     (Commenced 12/13/2013 and         2014         5,135     2.90 - 27.94          15,808
     began transactions in 2014)

  MIST Clarion Global Real             2016    12,014,777     1.94 - 20.39     220,012,334
     Estate Investment Division        2015    12,591,472     1.94 - 20.32     233,288,277
                                       2014    13,729,569     1.98 - 20.71     260,956,015
                                       2013    14,902,299     2.97 - 18.38     253,186,000
                                       2012    14,778,284     2.89 - 17.84     245,411,646

  MIST ClearBridge Aggressive          2016    34,182,457    1.49 - 332.84     556,843,925
     Growth Investment Division        2015    38,732,875    1.47 - 325.77     615,095,439
                                       2014    40,881,802    1.55 - 341.18     672,850,047
                                       2013    13,366,239     1.32 - 21.07     170,478,449
                                       2012    10,346,560     0.92 - 14.58      93,505,262

  MIST Goldman Sachs Mid Cap           2016        13,137    23.79 - 25.35         324,307
     Value Investment Division         2015         7,543    21.36 - 22.65         166,859
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Harris Oakmark                  2016    19,261,195     2.55 - 29.60     494,276,831
     International                     2015    20,998,453     2.38 - 27.50     503,695,677
     Investment Division               2014    21,821,539     2.51 - 28.95     553,476,475
                                       2013    22,039,138     2.82 - 30.88     597,907,512
                                       2012    22,574,267     2.19 - 23.79     476,492,534

  MIST Invesco Balanced-Risk           2016   454,902,610      1.10 - 1.15     522,371,527
     Allocation Investment Division    2015   436,683,517     1.01 - 10.52     454,441,516
     (Commenced 4/30/2012)             2014   416,774,221      1.08 - 1.10     458,464,882
                                       2013   411,037,657      1.04 - 1.06     433,699,152
                                       2012   250,325,881      1.04 - 1.05     262,571,091

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  MIST American Funds                  2016       1.91         0.50 - 2.10          4.79 - 6.48
     Moderate Allocation               2015       1.49         0.50 - 2.10      (2.79) - (1.22)
     Investment Division               2014       1.45         0.50 - 2.30          3.68 - 5.57
                                       2013       1.64         0.50 - 2.30        10.94 - 12.95
                                       2012       2.04         0.50 - 2.30         8.31 - 10.28

  MIST AQR Global Risk                 2016         --         1.10 - 2.15          6.64 - 7.77
     Balanced Investment Division      2015       5.49         1.10 - 2.15     (11.50) - (4.32)
                                       2014         --         1.15 - 2.15          1.79 - 2.81
                                       2013       2.07         1.15 - 2.15      (5.45) - (4.50)
                                       2012       0.40         1.15 - 2.30          3.03 - 9.29

  MIST BlackRock Global                2016       1.45         1.10 - 2.05          2.31 - 3.29
     Tactical Strategies               2015       1.53         1.10 - 2.05      (2.14) - (1.20)
     Investment Division               2014       1.12         1.15 - 2.15          3.66 - 4.70
                                       2013       1.33         1.15 - 2.15          7.96 - 9.05
                                       2012         --         1.15 - 2.15          6.81 - 7.89

  MIST BlackRock High Yield            2016       5.83         0.90 - 1.60        12.17 - 13.24
     Investment Division               2015       5.69         1.10 - 1.60      (5.57) - (4.84)
     (Commenced 12/13/2013 and         2014         --         0.90 - 1.15        (1.82) - 2.48
     began transactions in 2014)

  MIST Clarion Global Real             2016       2.09         0.50 - 2.25        (1.37) - 0.50
     Estate Investment Division        2015       3.83         0.50 - 2.25        (3.60) - 3.43
                                       2014       1.60         0.50 - 2.30         1.06 - 12.94
                                       2013       6.76         0.50 - 2.30          1.19 - 3.09
                                       2012       2.07         0.50 - 2.30        23.11 - 25.48

  MIST ClearBridge Aggressive          2016       0.43         0.50 - 2.25          0.40 - 2.32
     Growth Investment Division        2015       0.25         0.50 - 2.25      (6.17) - (4.43)
                                       2014       0.07         0.50 - 2.30         1.57 - 18.35
                                       2013       0.25         0.95 - 2.30        13.14 - 44.54
                                       2012       0.07         0.95 - 2.30        15.80 - 17.69

  MIST Goldman Sachs Mid Cap           2016       0.87         1.10 - 1.60        11.39 - 11.95
     Value Investment Division         2015       0.46         1.10 - 1.60    (10.56) - (10.11)
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Harris Oakmark                  2016       2.14         0.50 - 2.25          5.77 - 7.73
     International                     2015       3.00         0.50 - 2.25      (6.65) - (3.85)
     Investment Division               2014       2.40         0.50 - 2.30      (7.93) - (6.13)
                                       2013       2.49         0.50 - 2.30        27.52 - 29.96
                                       2012       1.61         0.50 - 2.30        26.30 - 28.63

  MIST Invesco Balanced-Risk           2016       0.15         1.15 - 2.10         9.40 - 10.44
     Allocation Investment Division    2015       2.77         1.10 - 2.10      (6.20) - (5.25)
     (Commenced 4/30/2012)             2014         --         1.15 - 2.10          3.39 - 4.37
                                       2013         --         1.15 - 2.10        (0.26) - 0.70
                                       2012       0.62         1.15 - 2.30          3.06 - 3.86

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                           -----------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                           -------------  ---------------  ---------------
  MIST Invesco Comstock              2016          7,061     1.24 - 18.67           14,408
     Investment Division             2015            549    15.67 - 16.10            8,672
     (Commenced 12/13/2013 and
     began transactions in 2015)

  MIST Invesco Mid Cap Value         2016     11,613,954     3.73 - 43.54      432,480,626
     Investment Division             2015     12,869,603     3.27 - 37.88      422,756,206
     (Commenced 4/30/2012)           2014     13,839,475     3.65 - 41.83      504,220,570
                                     2013     15,543,270     3.37 - 38.34      517,780,861
                                     2012     17,602,268     2.62 - 29.57      454,279,856

  MIST Invesco Small Cap             2016      1,830,196     2.85 - 32.50       51,145,397
     Growth Investment Division      2015      1,959,481     2.60 - 29.31       50,546,958
                                     2014      2,037,765     2.68 - 29.97       54,115,294
                                     2013      2,095,080     2.52 - 27.91       52,424,234
                                     2012      2,132,933     1.82 - 20.01       38,202,816

  MIST JPMorgan Core Bond            2016      8,737,449     9.84 - 11.30       97,321,513
     Investment Division             2015      8,785,778     9.78 - 11.19       97,049,152
                                     2014      8,518,360    10.46 - 11.26       94,969,104
                                     2013      8,259,461    10.18 - 10.84       88,832,323
                                     2012      7,951,315    10.74 - 11.31       89,292,265

  MIST JPMorgan Global Active        2016    658,264,125     1.18 - 12.41      811,489,227
     Allocation Investment Division  2015    631,444,568     1.18 - 12.19      765,909,740
     (Commenced 4/30/2012)           2014    549,720,767      1.19 - 1.22      669,115,337
                                     2013    480,114,419      1.14 - 1.15      553,137,848
                                     2012    169,274,406             1.05      177,914,120

  MIST JPMorgan Small Cap            2016      1,149,179     2.55 - 24.25       26,497,515
     Value Investment Division       2015      1,050,675     1.97 - 18.69       19,373,472
                                     2014      1,047,237    18.72 - 20.42       21,130,600
                                     2013      1,010,455    18.31 - 19.79       19,791,903
                                     2012      1,099,067    14.06 - 15.07       16,406,071

  MIST Loomis Sayles Global          2016      6,761,244     1.53 - 18.33      117,860,066
     Markets Investment Division     2015      6,737,799     1.48 - 17.69      114,155,824
                                     2014      7,240,094     1.48 - 17.59      122,949,006
                                     2013      7,711,782     1.44 - 17.20      128,415,699
                                     2012      1,933,869    13.80 - 14.86       28,499,925

  MIST Met/Aberdeen Emerging         2016      5,375,922     1.03 - 10.01       51,521,589
     Markets Equity                  2015      5,630,392      7.99 - 9.06       49,518,855
     Investment Division             2014      5,102,751     1.09 - 10.43       52,734,725
                                     2013      4,752,160    10.37 - 11.29       53,202,058
                                     2012      4,236,736    11.16 - 12.02       50,543,249

  MIST Met/Artisan                   2016            313             8.47            2,647
     International                   2015            308             9.46            2,913
     Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  MIST Invesco Comstock              2016      2.45          0.90 - 1.35       15.73 - 16.25
     Investment Division             2015      1.42          1.10 - 1.35     (7.23) - (7.00)
     (Commenced 12/13/2013 and
     began transactions in 2015)

  MIST Invesco Mid Cap Value         2016      0.71          0.50 - 2.25       12.93 - 14.93
     Investment Division             2015      0.54          0.50 - 2.30    (11.05) - (6.69)
     (Commenced 4/30/2012)           2014      0.55          0.50 - 2.30         7.15 - 9.10
                                     2013      0.79          0.50 - 2.30       27.34 - 29.65
                                     2012        --          0.50 - 2.30         1.67 - 2.93

  MIST Invesco Small Cap             2016        --          0.50 - 2.25        8.96 - 10.88
     Growth Investment Division      2015        --          0.50 - 2.25     (3.90) - (2.20)
                                     2014        --          0.50 - 2.30         5.46 - 7.37
                                     2013      0.24          0.50 - 2.30       36.99 - 39.48
                                     2012        --          0.50 - 2.30       15.53 - 17.64

  MIST JPMorgan Core Bond            2016      2.82          1.10 - 2.25       (0.04) - 1.11
     Investment Division             2015      2.31          1.10 - 2.25     (1.75) - (0.62)
                                     2014      1.47          1.15 - 2.25         2.75 - 3.89
                                     2013      0.27          1.15 - 2.25     (4.89) - (3.86)
                                     2012      2.55          1.15 - 2.25         2.57 - 3.71

  MIST JPMorgan Global Active        2016      2.12          1.10 - 2.10         0.76 - 1.78
     Allocation Investment Division  2015      2.69          1.10 - 2.10     (1.20) - (0.21)
     (Commenced 4/30/2012)           2014      1.11          1.15 - 2.10         4.75 - 5.75
                                     2013      0.07          1.15 - 2.10         8.68 - 9.72
                                     2012      0.78          1.15 - 2.05         3.23 - 3.85

  MIST JPMorgan Small Cap            2016      1.60          0.90 - 2.05       27.86 - 29.68
     Value Investment Division       2015      1.12          0.90 - 2.05     (9.31) - (8.08)
                                     2014      0.86          1.15 - 2.05         2.25 - 3.18
                                     2013      0.48          1.15 - 2.05       30.21 - 31.38
                                     2012      0.63          1.15 - 2.05       13.01 - 14.03

  MIST Loomis Sayles Global          2016      1.68          0.50 - 2.25         2.45 - 4.25
     Markets Investment Division     2015      1.58          0.50 - 2.25       (1.02) - 0.72
                                     2014      2.10          0.50 - 2.25         1.17 - 2.95
                                     2013      0.72          0.50 - 2.25       10.52 - 15.79
                                     2012      2.37          1.15 - 2.25       14.32 - 15.59

  MIST Met/Aberdeen Emerging         2016      0.97          0.90 - 2.25        9.02 - 10.83
     Markets Equity                  2015      1.79          0.95 - 2.25    (15.73) - (2.68)
     Investment Division             2014      0.84          0.90 - 2.25     (8.60) - (7.07)
                                     2013      1.05          1.15 - 2.25     (7.10) - (6.07)
                                     2012      0.74          1.15 - 2.25       16.24 - 17.53

  MIST Met/Artisan                   2016      0.90                 1.35             (10.49)
     International                   2015      0.74                 1.35              (4.78)
     Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MIST Met/Eaton Vance            2016     2,268,533    11.17 - 11.90      26,476,747
     Floating Rate                2015     1,831,052    10.43 - 11.01      19,924,175
     Investment Division          2014     1,809,222    10.74 - 11.20      20,128,137
                                  2013     1,555,867    10.88 - 11.25      17,414,855
                                  2012       680,624    10.70 - 10.96       7,437,899

  MIST Met/Franklin Low           2016     8,173,168     9.63 - 10.48      82,027,391
     Duration Total Return        2015     8,644,210     9.52 - 10.22      85,200,113
     Investment Division          2014     9,626,185     9.76 - 10.33      96,688,495
                                  2013     7,621,281     9.86 - 10.27      76,708,364
                                  2012     1,503,596     9.94 - 10.21      15,151,477

  MIST Met/Templeton              2016       610,154    12.06 - 13.07       7,790,764
     International Bond           2015       611,605    12.19 - 13.08       7,837,819
     Investment Division          2014       617,146    12.98 - 13.62       8,355,488
                                  2013       656,394    13.09 - 13.62       8,897,037
                                  2012       643,048    13.22 - 13.64       8,734,807

  MIST Met/Wellington Large       2016    12,890,392    1.89 - 154.74     691,190,828
     Cap Research                 2015    14,186,611   10.89 - 143.62     710,595,064
     Investment Division          2014    15,618,558   10.57 - 138.13     761,053,589
                                  2013    16,944,933    9.43 - 122.31     739,787,013
                                  2012    18,667,832     7.12 - 91.54     616,700,346

  Variable B Investment Division  2016        42,851   81.41 - 275.07      11,083,638
                                  2015        50,418   74.97 - 255.84      12,212,076
                                  2014        59,002   71.63 - 246.86      13,870,298
                                  2013        67,239   62.90 - 218.97      13,976,724
                                  2012        79,487   46.73 - 164.31      12,413,480

  Variable C Investment Division  2016         4,077  275.07 - 372.76       1,421,419
                                  2015         4,268  255.84 - 343.28       1,368,738
                                  2014         4,414  246.86 - 327.95       1,356,840
                                  2013         4,601  218.97 - 288.01       1,246,820
                                  2012         6,144  164.31 - 213.98       1,223,254

  MIST MetLife Asset              2016    11,416,804     1.76 - 33.59     218,682,416
     Allocation 100               2015    11,824,914     1.63 - 31.18     214,215,734
     Investment Division          2014    12,211,757     1.68 - 32.14     230,931,939
                                  2013    12,315,616    14.47 - 30.96     228,507,697
                                  2012     9,769,796    11.19 - 12.85     119,313,920

  MIST MetLife Balanced Plus      2016   267,191,129    12.36 - 13.12   3,476,074,955
     Investment Division          2015   269,246,848    11.65 - 12.24   3,272,800,741
                                  2014   257,684,739    12.41 - 12.88   3,306,532,931
                                  2013   232,765,795    11.57 - 11.88   2,758,152,662
                                  2012   146,453,494    10.31 - 10.51   1,536,558,887

  MIST MetLife Multi-Index        2016   733,282,833     1.18 - 12.35     900,136,783
     Targeted Risk                2015   650,031,968     1.16 - 11.96     774,094,507
     Investment Division          2014   412,273,295      1.20 - 1.22     503,156,737
     (Commenced 11/12/2012)       2013   231,254,962      1.12 - 1.13     261,549,603
                                  2012     6,808,899             1.01       6,903,413

                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  MIST Met/Eaton Vance            2016       3.80         1.10 - 2.05         7.05 - 8.07
     Floating Rate                2015       3.48         1.10 - 2.05     (2.85) - (1.92)
     Investment Division          2014       3.50         1.15 - 2.05     (1.31) - (0.42)
                                  2013       3.11         1.15 - 2.05         1.73 - 2.65
                                  2012       3.27         1.15 - 2.05         5.14 - 6.10

  MIST Met/Franklin Low           2016       2.92         0.50 - 2.00         1.09 - 2.62
     Duration Total Return        2015       3.05         0.50 - 2.00     (2.59) - (0.89)
     Investment Division          2014       2.12         0.50 - 2.05       (0.99) - 0.55
                                  2013       0.94         0.50 - 2.05       (0.89) - 0.66
                                  2012       1.69         0.50 - 2.05         2.27 - 3.87

  MIST Met/Templeton              2016         --         0.95 - 2.00     (1.12) - (0.08)
     International Bond           2015       8.18         0.95 - 2.00       (6.06) - 0.75
     Investment Division          2014       4.57         1.15 - 2.00     (2.25) - (0.02)
                                  2013       1.97         1.15 - 2.00     (0.96) - (0.12)
                                  2012       9.92         1.15 - 2.00       12.01 - 12.97

  MIST Met/Wellington Large       2016       2.40         0.50 - 2.50         5.78 - 7.78
     Cap Research                 2015       0.91         0.50 - 2.50         2.09 - 3.97
     Investment Division          2014       0.90         0.50 - 2.50       10.89 - 13.02
                                  2013       1.40         0.42 - 2.22       31.42 - 33.61
                                  2012       1.18         0.42 - 2.22      (0.33) - 12.84

  Variable B Investment Division  2016       2.48         0.00 - 1.00         7.51 - 8.59
                                  2015       0.94       (0.08) - 0.92         3.64 - 4.67
                                  2014       0.94       (0.08) - 0.92       12.74 - 13.87
                                  2013       1.47       (0.08) - 0.92       33.26 - 34.60
                                  2012       1.22       (0.08) - 0.92       12.55 - 17.29

  Variable C Investment Division  2016       2.43         0.00 - 1.00         7.51 - 8.59
                                  2015       0.94       (0.08) - 0.92         3.64 - 4.67
                                  2014       0.94       (0.08) - 0.92       12.74 - 13.87
                                  2013       1.45       (0.08) - 0.92       33.26 - 34.60
                                  2012       1.19       (0.08) - 0.92       12.55 - 13.68

  MIST MetLife Asset              2016       2.39         0.50 - 2.05         6.77 - 8.43
     Allocation 100               2015       1.40         0.50 - 2.05     (4.00) - (2.50)
     Investment Division          2014       0.81         0.50 - 2.05         2.96 - 4.56
                                  2013       0.59         0.50 - 2.30       16.29 - 28.86
                                  2012       0.69         0.50 - 2.30       14.07 - 16.16

  MIST MetLife Balanced Plus      2016       2.87         1.10 - 2.15         6.06 - 7.18
     Investment Division          2015       2.09         1.10 - 2.15     (6.13) - (5.14)
                                  2014       1.73         1.15 - 2.15         7.32 - 8.39
                                  2013       1.12         1.15 - 2.15       11.93 - 13.05
                                  2012         --         1.15 - 2.30        4.01 - 11.81

  MIST MetLife Multi-Index        2016       1.32         0.90 - 2.10         2.19 - 3.43
     Targeted Risk                2015       1.20         1.10 - 2.10     (3.26) - (2.29)
     Investment Division          2014         --         1.15 - 2.10         6.99 - 8.01
     (Commenced 11/12/2012)       2013       0.56         1.15 - 2.10       10.60 - 11.65
                                  2012         --         1.15 - 1.80         2.59 - 2.68

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST MetLife Small Cap         2016       648,258     3.15 - 33.45      18,727,164
     Value Investment Division   2015       655,473    22.19 - 25.61      15,330,460
                                 2014       671,658    23.82 - 27.21      16,801,002
                                 2013       677,162    23.78 - 26.89      16,848,467
                                 2012       650,739    18.24 - 20.40      12,367,720

  MIST MFS Research              2016    13,120,940     1.53 - 17.41     185,265,721
     International               2015    14,035,549     1.57 - 17.69     201,136,412
     Investment Division         2014    15,153,081     1.62 - 18.13     221,624,094
                                 2013    16,065,546     1.76 - 19.62     252,471,398
                                 2012    17,677,847     1.50 - 16.57     232,797,238

  MIST Morgan Stanley Mid Cap    2016    14,691,729     1.72 - 20.41     269,357,054
     Growth Investment Division  2015    15,711,674     1.91 - 22.41     318,386,768
                                 2014    17,054,063     2.04 - 23.71     367,615,842
                                 2013    18,525,106     2.04 - 23.59     399,201,501
                                 2012    20,975,481     1.49 - 17.06     328,177,563

  MIST Oppenheimer Global        2016    16,415,762     1.07 - 29.72     240,714,689
     Equity Investment Division  2015    15,876,834     1.08 - 29.85     268,477,388
                                 2014    14,055,032     1.17 - 28.93     271,471,540
                                 2013    13,534,026     1.16 - 28.50     284,310,727
                                 2012    10,404,769    16.31 - 22.58     219,397,966

  MIST PanAgora Global           2016    74,593,960      1.04 - 1.06      79,219,064
     Diversified Risk            2015    27,943,566      0.96 - 0.97      27,029,557
     Investment Division         2014     6,388,541      1.03 - 1.04       6,621,678
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2016    29,444,296     1.00 - 16.72     435,880,990
     Protected Bond              2015    31,458,298    12.65 - 16.00     451,404,388
     Investment Division         2014    34,187,129     0.99 - 16.59     512,607,268
                                 2013    37,956,426    13.20 - 16.18     559,896,326
                                 2012    42,379,551    14.89 - 17.89     697,291,188

  MIST PIMCO Total Return        2016    52,424,443     1.80 - 20.54     925,935,319
     Investment Division         2015    56,338,885     1.77 - 20.12     994,182,970
                                 2014    61,356,539     1.80 - 20.22   1,090,762,284
                                 2013    67,960,498     1.75 - 19.51   1,166,300,320
                                 2012    69,856,684     1.81 - 19.99   1,226,100,483

  MIST Pyramis Government        2016    47,006,535    10.39 - 10.99     511,947,386
     Income Investment Division  2015    46,949,292    10.52 - 10.97     511,078,026
                                 2014    48,686,003    10.63 - 11.02     534,446,057
                                 2013    52,430,597    10.09 - 10.37     541,918,855
                                 2012    54,809,703    10.80 - 10.99     600,925,084

  MIST Pyramis Managed Risk      2016    32,392,292     1.18 - 11.70     376,214,055
     Investment Division         2015    27,478,865    11.04 - 11.31     309,530,805
     (Commenced 4/29/2013)       2014    11,024,305     1.16 - 11.57     127,322,331
                                 2013     5,324,485    10.71 - 10.77      57,316,477

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Small Cap         2016      1.05          0.50 - 1.55        29.24 - 30.60
     Value Investment Division   2015      0.09          0.50 - 1.55      (6.86) - (5.88)
                                 2014      0.04          0.50 - 1.55          0.15 - 1.21
                                 2013      0.94          0.50 - 1.55        30.41 - 31.79
                                 2012        --          0.50 - 1.55        16.16 - 17.40

  MIST MFS Research              2016      2.07          0.50 - 2.15      (2.89) - (1.37)
     International               2015      2.78          0.50 - 2.15      (3.85) - (2.26)
     Investment Division         2014      2.29          0.50 - 2.15      (8.84) - (7.41)
                                 2013      2.62          0.50 - 2.30        16.55 - 18.66
                                 2012      1.98          0.50 - 2.30        14.04 - 16.12

  MIST Morgan Stanley Mid Cap    2016        --          0.50 - 2.25     (10.50) - (8.92)
     Growth Investment Division  2015        --          0.50 - 2.30      (7.18) - (5.50)
                                 2014      0.04          0.50 - 2.30        (1.37) - 0.51
                                 2013      0.76          0.50 - 2.30        35.86 - 38.33
                                 2012        --          0.50 - 2.30          6.78 - 8.73

  MIST Oppenheimer Global        2016      1.03          0.50 - 2.15      (1.85) - (0.16)
     Equity Investment Division  2015      1.04          0.50 - 2.15        (1.43) - 3.50
                                 2014      0.91          0.50 - 2.30        (0.28) - 1.75
                                 2013      1.77          0.50 - 2.30        15.42 - 26.60
                                 2012      1.53          0.65 - 2.30        18.41 - 20.73

  MIST PanAgora Global           2016      2.54          1.15 - 2.00          8.92 - 9.85
     Diversified Risk            2015      0.59          1.15 - 2.00      (7.35) - (6.56)
     Investment Division         2014      0.51          1.15 - 2.00          3.16 - 3.75
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2016        --          0.50 - 2.25          2.65 - 4.49
     Protected Bond              2015      4.92          0.50 - 2.25      (5.27) - (1.92)
     Investment Division         2014      1.55          0.50 - 2.30        (1.54) - 2.51
                                 2013      2.20          0.50 - 2.30     (11.34) - (9.57)
                                 2012      3.01          0.50 - 2.30          6.64 - 8.62

  MIST PIMCO Total Return        2016      2.59          0.50 - 2.25          0.33 - 2.18
     Investment Division         2015      5.31          0.50 - 2.25      (2.22) - (0.36)
                                 2014      2.35          0.50 - 2.30          0.46 - 3.82
                                 2013      4.24          0.50 - 2.30      (4.15) - (2.36)
                                 2012      3.16          0.50 - 2.30          6.77 - 8.85

  MIST Pyramis Government        2016      2.08          1.10 - 2.10        (0.79) - 0.21
     Income Investment Division  2015      2.33          1.10 - 2.00      (1.56) - (0.67)
                                 2014      2.60          1.15 - 2.15          5.27 - 6.33
                                 2013      1.51          1.15 - 2.15      (6.55) - (5.61)
                                 2012      0.01          1.15 - 2.15          0.94 - 1.96

  MIST Pyramis Managed Risk      2016      0.76          0.90 - 2.00          2.50 - 3.63
     Investment Division         2015      0.68          1.10 - 2.00      (3.21) - (2.33)
     (Commenced 4/29/2013)       2014        --          0.90 - 2.00          6.49 - 7.67
                                 2013      1.64          1.15 - 2.00          4.83 - 5.43

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF DECEMBER 31
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------
  MIST Schroders Global                2016   424,763,788     1.21 - 12.75     537,033,268
     Multi-Asset Investment Division   2015   411,432,972     1.17 - 12.20     498,402,470
     (Commenced 4/30/2012)             2014   344,932,808      1.21 - 1.24     426,762,086
                                       2013   307,834,445      1.15 - 1.16     357,921,883
                                       2012   121,622,449      1.06 - 1.07     130,034,225

  MIST SSGA Growth and Income          2016    55,792,678    14.03 - 16.80     861,727,162
     ETF Investment Division           2015    59,547,628    13.54 - 15.96     880,260,118
                                       2014    62,846,863    14.11 - 16.36     959,208,935
                                       2013    67,092,231    13.39 - 15.54     979,735,898
                                       2012    70,205,649    12.14 - 13.83     919,015,955

  MIST SSGA Growth ETF                 2016     9,414,590    14.15 - 16.76     145,066,205
     Investment Division               2015    10,147,586    13.51 - 15.76     148,082,202
                                       2014    10,488,338    13.72 - 16.21     158,546,674
                                       2013    10,380,683    13.32 - 15.46     150,739,383
                                       2012     9,321,683    11.55 - 13.16     116,064,976

  MIST T. Rowe Price Large             2016        22,303     9.61 - 90.99         441,526
     Cap Value Investment Division     2015         1,871    69.65 - 79.35         137,796
     (Commenced 12/13/2013 and
     began transactions in 2015)

  MIST T. Rowe Price Mid Cap           2016    23,983,678     1.90 - 33.09     451,415,560
     Growth Investment Division        2015    25,470,150     1.81 - 31.36     456,943,184
                                       2014    25,170,863     1.72 - 29.62     425,918,797
                                       2013    25,949,981     1.54 - 26.45     393,848,239
                                       2012    26,770,501     1.15 - 19.50     300,330,183

  MIST TCW Core Fixed Income           2016        31,998      9.90 - 9.97         318,472
     Investment Division               2015         2,096             9.86          20,663
     (Commenced 5/1/2015)

  MSF Baillie Gifford                  2016     8,556,834     1.47 - 17.69     120,269,128
     International Stock               2015     9,402,801     1.41 - 16.94     126,876,615
     Investment Division               2014    10,404,687     1.46 - 17.45     143,934,419
                                       2013    11,503,447     1.53 - 18.18     162,561,055
                                       2012    12,744,728     1.34 - 15.88     157,488,412

  MSF Barclays Aggregate Bond          2016    67,082,177     1.68 - 19.64   1,148,709,486
     Index Investment Division         2015    68,245,879     1.67 - 19.32   1,156,862,410
                                       2014    70,177,534     1.69 - 19.40   1,201,918,831
                                       2013    71,440,893     1.63 - 18.49   1,173,488,783
                                       2012    67,675,314     1.69 - 19.06   1,150,681,701

  MSF BlackRock Bond Income            2016    10,189,467     6.68 - 81.69     470,040,574
     Investment Division               2015    10,737,933     6.57 - 79.81     478,889,253
                                       2014    11,340,124     6.62 - 79.94     498,013,818
                                       2013    11,954,730     6.26 - 75.22     478,446,482
                                       2012    12,916,416     6.40 - 76.37     513,127,216

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  MIST Schroders Global                2016       1.41         1.10 - 2.15         3.41 - 4.50
     Multi-Asset Investment Division   2015       1.00         1.10 - 2.15     (2.99) - (1.96)
     (Commenced 4/30/2012)             2014       1.29         1.15 - 2.15         5.45 - 6.51
                                       2013       0.01         1.15 - 2.15         7.77 - 8.85
                                       2012       1.65         1.15 - 2.30         5.04 - 5.86

  MIST SSGA Growth and Income          2016       2.36         0.50 - 2.10         3.59 - 5.26
     ETF Investment Division           2015       2.30         0.50 - 2.10     (4.00) - (2.45)
                                       2014       2.23         0.50 - 2.10         0.03 - 5.28
                                       2013       2.50         0.50 - 2.30       10.36 - 12.37
                                       2012       2.35         0.50 - 2.30       10.27 - 12.28

  MIST SSGA Growth ETF                 2016       2.15         0.50 - 2.00         4.76 - 6.35
     Investment Division               2015       1.99         0.50 - 2.00     (4.25) - (2.80)
                                       2014       1.90         0.50 - 2.30         2.98 - 4.85
                                       2013       2.03         0.50 - 2.30       15.39 - 17.48
                                       2012       1.93         0.50 - 2.30       12.40 - 14.46

  MIST T. Rowe Price Large             2016       2.66         0.90 - 1.60       14.10 - 14.90
     Cap Value Investment Division     2015       0.63         1.10 - 1.60     (5.12) - (4.64)
     (Commenced 12/13/2013 and
     began transactions in 2015)

  MIST T. Rowe Price Mid Cap           2016         --         0.50 - 2.25         3.85 - 5.69
     Growth Investment Division        2015         --         0.50 - 2.25         4.30 - 6.14
                                       2014         --         0.50 - 2.25       10.27 - 12.21
                                       2013       0.24         0.50 - 2.30       33.47 - 35.90
                                       2012         --         0.50 - 2.30       11.08 - 13.11

  MIST TCW Core Fixed Income           2016       0.70         1.20 - 1.60         0.59 - 0.99
     Investment Division               2015         --                1.35              (1.39)
     (Commenced 5/1/2015)

  MSF Baillie Gifford                  2016       1.51         0.95 - 2.15         2.97 - 4.39
     International Stock               2015       1.59         0.95 - 2.15     (4.23) - (2.89)
     Investment Division               2014       1.35         0.95 - 2.30     (5.54) - (3.99)
                                       2013       1.55         0.95 - 2.30       12.52 - 14.46
                                       2012       1.27         0.65 - 2.30       16.64 - 18.74

  MSF Barclays Aggregate Bond          2016       2.62         0.50 - 2.25       (0.13) - 1.69
     Index Investment Division         2015       2.76         0.50 - 2.25     (2.14) - (0.39)
                                       2014       2.82         0.50 - 2.30         0.57 - 5.12
                                       2013       3.36         0.50 - 2.30     (4.75) - (2.96)
                                       2012       3.58         0.50 - 2.30         1.26 - 3.23

  MSF BlackRock Bond Income            2016       3.06         0.50 - 2.25         0.58 - 2.46
     Investment Division               2015       3.72         0.50 - 2.25     (1.89) - (0.06)
                                       2014       3.31         0.50 - 2.30         4.38 - 6.39
                                       2013       3.87         0.50 - 2.30     (3.26) - (1.41)
                                       2012       2.59         0.50 - 2.30         4.83 - 6.85

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  MSF BlackRock Capital               2016     5,990,155     4.95 - 56.76     162,149,281
     Appreciation                     2015     6,648,572     5.01 - 57.13     180,849,248
     Investment Division              2014     7,221,426     4.78 - 54.16     184,744,024
                                      2013     8,057,400     4.45 - 50.10     189,056,520
                                      2012     9,513,547     3.36 - 37.60     164,222,677

  MSF BlackRock Large Cap             2016    13,722,798     1.93 - 21.57     262,264,238
     Value Investment Division        2015    14,658,312     1.04 - 18.36     241,297,390
                                      2014    15,621,162     1.79 - 19.66     277,145,192
                                      2013    16,552,949     1.65 - 18.02     270,163,032
                                      2012    17,523,603     1.27 - 13.74     220,191,829

  MSF BlackRock Ultra-Short           2016     4,242,132     2.33 - 24.80      60,125,414
     Term Bond Investment Division    2015     5,220,428     2.35 - 25.01      65,638,458
                                      2014     5,502,759     2.39 - 24.09      70,377,934
                                      2013     6,205,342     2.42 - 23.99      83,385,113
                                      2012     6,582,029     2.45 - 24.28      88,984,812

  MSF Frontier Mid Cap Growth         2016     7,660,214     8.45 - 88.16     455,250,831
     Investment Division              2015     8,386,483    20.77 - 84.44     481,166,004
                                      2014     9,158,445    20.50 - 82.85     516,959,626
                                      2013    10,027,102    18.72 - 75.25     515,676,513
                                      2012    11,188,890    14.31 - 57.22     439,241,102

  MSF Jennison Growth                 2016    16,378,562     0.94 - 24.28     166,434,950
     Investment Division              2015    17,957,908     0.95 - 24.47     184,782,553
                                      2014    18,673,248     0.87 - 22.30     174,229,733
                                      2013    20,447,446     0.81 - 20.64     177,299,348
                                      2012    24,173,265     0.60 - 15.21     154,053,950

  MSF Loomis Sayles Small Cap         2016     4,342,911     6.83 - 78.65     181,016,875
     Core Investment Division         2015     4,874,168     5.81 - 66.44     170,029,570
                                      2014     5,539,839     5.97 - 67.95     192,412,320
                                      2013     6,113,748     5.84 - 65.98     203,229,729
                                      2012     6,753,486     4.19 - 47.14     157,335,875

  MSF Loomis Sayles Small Cap         2016     2,721,567     1.82 - 22.54      48,392,379
     Growth Investment Division       2015     3,053,307     1.74 - 21.43      51,758,280
                                      2014     3,266,827     1.74 - 21.26      54,772,060
                                      2013     3,797,741     1.75 - 21.20      64,392,848
                                      2012     3,652,206     1.19 - 14.40      41,493,878

  MSF Met/Artisan Mid Cap             2016     5,613,562     5.45 - 62.37     233,427,628
     Value Investment Division        2015     5,928,571     4.50 - 51.10     200,994,480
                                      2014     6,662,445     5.03 - 56.86     249,301,841
                                      2013     7,335,193     5.00 - 56.20     268,786,607
                                      2012     8,082,313     3.71 - 41.38     212,602,997

  MSF Met/Dimensional                 2016       396,617    19.78 - 21.38       8,357,661
     International Small Company      2015       383,113    19.08 - 20.42       7,726,121
     Investment Division              2014       366,933    18.41 - 19.47       7,087,460
                                      2013       280,753    20.14 - 21.10       5,887,254
                                      2012       283,529    16.15 - 16.73       4,719,389

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            ---------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                               INCOME          LOWEST TO           LOWEST TO
                                              RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                            -------------  ----------------  ------------------
  MSF BlackRock Capital               2016        --          0.50 - 2.25      (2.37) - (0.56)
     Appreciation                     2015        --          0.50 - 2.25          0.67 - 5.59
     Investment Division              2014      0.01          0.50 - 2.30          6.17 - 8.19
                                      2013      0.64          0.50 - 2.30        30.86 - 33.35
                                      2012      0.10          0.50 - 2.30        11.47 - 13.63

  MSF BlackRock Large Cap             2016      1.45          0.50 - 2.25        15.47 - 17.51
     Value Investment Division        2015      1.58          0.50 - 2.25     (10.46) - (6.65)
                                      2014      1.07          0.25 - 2.25          7.26 - 9.15
                                      2013      1.18          0.50 - 2.30        28.75 - 31.09
                                      2012      1.42          0.50 - 2.30        11.37 - 13.40

  MSF BlackRock Ultra-Short           2016      0.01          0.90 - 2.25      (2.03) - (0.55)
     Term Bond Investment Division    2015        --          0.95 - 2.25      (2.23) - (0.27)
                                      2014        --          0.95 - 2.25      (2.23) - (0.13)
                                      2013        --          0.95 - 2.25      (2.23) - (0.94)
                                      2012        --          0.95 - 2.30      (2.29) - (0.94)

  MSF Frontier Mid Cap Growth         2016        --          0.90 - 2.25          2.82 - 4.41
     Investment Division              2015        --          0.95 - 2.25          0.32 - 1.91
                                      2014        --          0.95 - 2.30         8.35 - 10.17
                                      2013      1.24          0.95 - 2.30        29.42 - 31.52
                                      2012        --          0.95 - 2.30          8.16 - 9.93

  MSF Jennison Growth                 2016      0.07          0.50 - 2.25      (2.35) - (0.63)
     Investment Division              2015      0.06          0.50 - 2.25          8.08 - 9.99
                                      2014      0.07          0.50 - 2.25          6.32 - 8.20
                                      2013      0.25          0.50 - 2.30        33.62 - 36.05
                                      2012      0.05          0.50 - 2.30       (4.18) - 14.69

  MSF Loomis Sayles Small Cap         2016      0.15          0.50 - 2.25        16.33 - 18.38
     Core Investment Division         2015      0.05          0.50 - 2.25      (3.93) - (2.23)
                                      2014      0.01          0.50 - 2.30          1.15 - 2.99
                                      2013      0.30          0.50 - 2.30        37.49 - 39.98
                                      2012        --          0.50 - 2.30        11.66 - 13.70

  MSF Loomis Sayles Small Cap         2016        --          0.50 - 2.10          3.95 - 5.52
     Growth Investment Division       2015        --          0.50 - 2.10        (0.56) - 0.92
                                      2014        --          0.50 - 2.10        (1.11) - 0.43
                                      2013        --          0.50 - 2.15        45.23 - 47.64
                                      2012        --          0.50 - 2.30         8.36 - 10.34

  MSF Met/Artisan Mid Cap             2016      0.97          0.50 - 2.25        19.92 - 22.04
     Value Investment Division        2015      1.04          0.50 - 2.25    (11.68) - (10.12)
                                      2014      0.62          0.50 - 2.30        (0.64) - 1.17
                                      2013      0.86          0.50 - 2.30        33.41 - 35.83
                                      2012      0.89          0.50 - 2.30         9.03 - 11.02

  MSF Met/Dimensional                 2016      1.94          1.10 - 2.05          3.68 - 4.67
     International Small Company      2015      1.71          1.10 - 2.05          3.61 - 4.60
     Investment Division              2014      1.89          1.15 - 2.05      (8.59) - (7.76)
                                      2013      1.74          1.15 - 2.05        25.01 - 26.14
                                      2012      2.17          1.15 - 2.00        15.56 - 16.55

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MSF Met/Wellington Balanced   2016    11,309,419     1.30 - 77.49    587,936,841
     Investment Division        2015    12,350,663     1.23 - 73.12    613,073,212
                                2014    13,516,189     1.22 - 71.96    669,398,262
                                2013    14,891,417    17.78 - 65.71    680,740,979
                                2012    16,477,433    14.88 - 55.00    632,285,328

  MSF Met/Wellington Core       2016    12,871,913     5.62 - 64.26    555,287,850
     Equity Opportunities       2015    14,083,686     5.31 - 60.32    568,631,560
     Investment Division        2014    15,922,638     5.25 - 59.35    633,127,551
                                2013    18,314,242     4.81 - 54.05    659,765,479
                                2012    20,783,231     3.65 - 40.74    562,306,956

  MSF MetLife Asset             2016    30,580,692     1.53 - 16.04    445,624,899
     Allocation 20              2015    33,195,826    12.79 - 15.42    471,604,392
     Investment Division        2014    36,038,394     1.50 - 15.59    521,380,178
                                2013    39,245,169    12.88 - 15.00    550,180,374
                                2012    43,441,164    12.59 - 14.45    591,422,970

  MSF MetLife Asset             2016    78,507,145     1.63 - 17.09  1,211,312,236
     Allocation 40              2015    85,328,132    13.43 - 16.19  1,274,255,459
     Investment Division        2014    93,519,497     1.58 - 16.45  1,428,984,290
                                2013   100,157,296    13.47 - 15.75  1,476,093,805
                                2012   105,124,056    12.43 - 14.27  1,413,830,336

  MSF MetLife Asset             2016   240,019,648     1.71 - 17.87  3,877,916,522
     Allocation 60              2015   257,093,725    14.06 - 16.77  3,978,556,726
     Investment Division        2014   275,213,574    14.34 - 17.07  4,365,939,925
                                2013   291,429,454    13.97 - 16.33  4,454,029,359
                                2012   298,818,839    12.11 - 13.91  3,918,217,622

  MSF MetLife Asset             2016   108,427,987     1.70 - 18.39  1,808,886,432
     Allocation 80              2015   116,127,054     1.59 - 17.09  1,834,003,576
     Investment Division        2014   124,402,568     1.64 - 17.47  2,021,856,411
                                2013   125,138,998    14.27 - 16.68  1,955,179,905
                                2012   129,396,377    11.75 - 13.49  1,645,757,850

  MSF MetLife Mid Cap Stock     2016    17,710,513     3.14 - 36.16    557,664,712
     Index Investment Division  2015    19,052,817     2.65 - 30.25    508,407,680
                                2014    19,927,953     2.76 - 31.22    550,797,141
                                2013    20,854,130     2.56 - 28.72    532,114,735
                                2012    21,893,382     1.95 - 21.73    424,114,372

  MSF MetLife Stock Index       2016    41,650,103     7.06 - 88.55  2,971,460,417
     Investment Division        2015    45,195,410     6.42 - 79.90  2,922,726,168
                                2014    48,564,594     6.45 - 79.57  3,141,402,122
                                2013    53,012,896     5.78 - 70.71  3,062,136,452
                                2012    59,173,051     4.45 - 53.96  2,620,060,354

  MSF MFS Total Return          2016     4,213,037     1.18 - 84.68    146,385,435
     Investment Division        2015     4,556,651     6.64 - 78.13    143,114,163
                                2014     5,012,826     6.74 - 78.84    157,659,622
                                2013     5,458,053     6.29 - 73.12    155,581,004
                                2012     5,978,496     5.35 - 61.91    138,805,577

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MSF Met/Wellington Balanced   2016      2.73          0.90 - 2.15         4.55 - 6.04
     Investment Division        2015      1.92          0.95 - 2.15         0.22 - 1.61
                                2014      1.98          0.90 - 2.30         7.77 - 9.56
                                2013      2.46          0.95 - 2.30       14.65 - 19.46
                                2012      2.28          0.95 - 2.30        2.13 - 11.32

  MSF Met/Wellington Core       2016      1.45          0.50 - 2.25         4.67 - 6.65
     Equity Opportunities       2015      1.59          0.50 - 2.30       (0.18) - 4.02
     Investment Division        2014      0.53          0.50 - 2.30         7.84 - 9.92
                                2013      1.22          0.50 - 2.30       30.33 - 32.84
                                2012      0.66          0.50 - 2.30       10.04 - 12.13

  MSF MetLife Asset             2016      3.24          0.50 - 2.25         2.20 - 4.01
     Allocation 20              2015      2.10          0.50 - 2.25     (2.80) - (1.08)
     Investment Division        2014      3.87          0.50 - 2.25         2.15 - 3.95
                                2013      2.89          0.50 - 2.25         1.97 - 3.77
                                2012      3.12          0.50 - 2.30         6.68 - 8.63

  MSF MetLife Asset             2016      3.56          0.50 - 2.25         3.73 - 5.56
     Allocation 40              2015      0.29          0.50 - 2.25     (3.27) - (1.57)
     Investment Division        2014      2.88          0.50 - 2.30         2.54 - 4.40
                                2013      2.52          0.50 - 2.30        8.40 - 10.37
                                2012      2.89          0.50 - 2.30        8.91 - 10.90

  MSF MetLife Asset             2016      3.16          0.50 - 2.15         4.83 - 6.57
     Allocation 60              2015      0.54          0.50 - 2.15     (3.37) - (0.74)
     Investment Division        2014      2.07          0.50 - 2.30         2.66 - 4.53
                                2013      1.94          0.50 - 2.30       15.30 - 17.40
                                2012      2.31          0.50 - 2.30       10.65 - 12.67

  MSF MetLife Asset             2016      2.97          0.50 - 2.25         5.73 - 7.60
     Allocation 80              2015      0.35          0.50 - 2.30     (3.93) - (0.91)
     Investment Division        2014      1.60          0.50 - 2.30       (0.03) - 4.70
                                2013      1.46          0.50 - 2.30       21.49 - 23.69
                                2012      1.92          0.50 - 2.30       12.75 - 14.81

  MSF MetLife Mid Cap Stock     2016      1.11          0.50 - 2.25       17.47 - 19.54
     Index Investment Division  2015      1.00          0.50 - 2.25     (4.79) - (2.52)
                                2014      0.89          0.50 - 2.30         1.63 - 8.68
                                2013      1.00          0.50 - 2.30       29.81 - 32.17
                                2012      0.84          0.50 - 2.30       14.65 - 16.74

  MSF MetLife Stock Index       2016      1.91          0.50 - 2.25        8.90 - 10.95
     Investment Division        2015      1.65          0.50 - 2.25       (1.33) - 2.90
                                2014      1.60          0.50 - 2.30        0.90 - 12.63
                                2013      1.77          0.50 - 2.30       28.71 - 31.17
                                2012      1.70          0.50 - 2.30        2.28 - 15.01

  MSF MFS Total Return          2016      2.79          0.50 - 2.15         6.61 - 8.38
     Investment Division        2015      2.47          0.50 - 2.15     (2.52) - (0.90)
                                2014      2.25          0.50 - 2.15         6.06 - 7.82
                                2013      2.46          0.50 - 2.15       16.18 - 18.11
                                2012      2.74          0.50 - 2.30        8.76 - 10.75

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  MSF MFS Value                       2016    23,336,266     1.44 - 28.13     506,526,529
     Investment Division              2015    24,529,013     1.27 - 24.92     475,285,633
                                      2014    26,823,537     1.29 - 25.08     526,090,577
                                      2013    29,015,560     1.18 - 22.95     519,644,727
                                      2012    21,031,945     1.38 - 17.15     293,940,083

  MSF MSCI EAFE Index                 2016    34,611,269     1.39 - 18.82     489,403,933
     Investment Division              2015    34,877,903     1.40 - 18.91     494,277,850
                                      2014    35,284,954     1.43 - 19.14     511,371,706
                                      2013    34,230,690     1.55 - 20.56     534,853,073
                                      2012    36,718,700     1.29 - 17.03     476,584,802

  MSF Neuberger Berman                2016    11,028,717     2.98 - 33.04     306,388,412
     Genesis Investment Division      2015    12,205,331     1.24 - 28.04     289,271,341
                                      2014    13,823,646     1.25 - 28.08     326,918,853
                                      2013    15,386,093     1.26 - 28.30     368,249,828
                                      2012    14,721,611     1.90 - 20.58     254,522,484

  MSF Russell 2000 Index              2016    11,262,895     3.11 - 36.28     355,330,009
     Investment Division              2015    12,012,694     2.60 - 30.14     318,122,044
                                      2014    12,545,618     2.76 - 31.71     349,277,094
                                      2013    13,027,524     2.67 - 30.42     347,868,995
                                      2012    14,020,186     1.96 - 22.12     272,948,994

  MSF T. Rowe Price Large Cap         2016    20,326,210     1.50 - 30.32     491,684,512
     Growth Investment Division       2015    20,053,722     1.50 - 30.01     499,123,184
                                      2014    19,215,859     9.68 - 27.29     443,081,491
                                      2013    19,750,468     9.02 - 25.21     427,299,444
                                      2012    11,787,393    14.15 - 18.25     196,268,660

  MSF T. Rowe Price Small Cap         2016    11,498,401     3.62 - 41.16     412,938,416
     Growth Investment Division       2015    12,314,868     3.28 - 37.11     405,415,335
                                      2014    12,136,731    26.17 - 36.40     394,821,897
                                      2013    12,811,027    24.85 - 34.30     395,500,809
                                      2012    13,154,613    17.45 - 23.91     284,907,213

  MSF Van Eck Global Natural          2016     2,736,220    12.18 - 13.17      35,592,317
     Resources Investment Division    2015     3,453,656      8.65 - 9.26      31,642,400
                                      2014     2,631,888    13.13 - 13.88      36,305,032
                                      2013     2,406,616    16.51 - 17.30      41,407,912
                                      2012     2,611,674    15.22 - 15.80      41,078,664

  MSF Western Asset                   2016    17,633,082     1.08 - 37.98     535,867,222
     Management Strategic Bond        2015     7,434,184     1.01 - 35.24     189,250,242
     Opportunities                    2014     8,379,087     1.05 - 36.14     217,390,710
     Investment Division              2013     9,226,838     3.07 - 34.50     230,763,494
                                      2012    10,345,790     3.08 - 34.39     254,116,128

  MSF Western Asset                   2016     9,582,786     1.90 - 21.79     167,406,266
     Management U.S. Government       2015    10,199,735     1.91 - 21.68     179,151,852
     Investment Division              2014    11,263,811     1.92 - 21.72     197,952,838
                                      2013    12,256,251     1.89 - 21.28     212,578,770
                                      2012    13,148,516     1.93 - 21.59     229,960,732

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MSF MFS Value                       2016      2.11          0.50 - 2.15        11.77 - 13.65
     Investment Division              2015      2.54          0.50 - 2.15        (2.39) - 2.33
                                      2014      1.58          0.50 - 2.30         8.05 - 10.09
                                      2013      1.35          0.50 - 2.30        16.96 - 34.85
                                      2012      1.80          0.50 - 2.30         2.89 - 15.89

  MSF MSCI EAFE Index                 2016      2.46          0.50 - 2.25        (1.25) - 0.50
     Investment Division              2015      3.03          0.50 - 2.30      (3.52) - (1.36)
                                      2014      2.39          0.50 - 2.30      (8.40) - (2.81)
                                      2013      2.93          0.50 - 2.30        18.76 - 20.91
                                      2012      2.90          0.50 - 2.30        15.33 - 17.56

  MSF Neuberger Berman                2016      0.34          0.50 - 2.15        16.02 - 17.80
     Genesis Investment Division      2015      0.29          0.50 - 2.15      (1.71) - (0.12)
                                      2014      0.30          0.50 - 2.30      (2.57) - (0.80)
                                      2013      0.62          0.50 - 2.30        25.79 - 37.50
                                      2012      0.27          0.50 - 2.30          7.25 - 9.20

  MSF Russell 2000 Index              2016      1.24          0.50 - 2.25        18.27 - 20.36
     Investment Division              2015      1.07          0.50 - 2.30      (6.66) - (3.68)
                                      2014      1.02          0.50 - 2.30          2.40 - 4.36
                                      2013      1.43          0.50 - 2.30        35.04 - 37.66
                                      2012      1.03          0.50 - 2.30        13.40 - 15.59

  MSF T. Rowe Price Large Cap         2016      0.02          0.50 - 2.25        (0.73) - 1.03
     Growth Investment Division       2015      0.04          0.50 - 2.25          1.40 - 9.96
                                      2014      0.02          0.50 - 2.30        (0.01) - 8.28
                                      2013      0.12          0.50 - 2.30        26.92 - 38.08
                                      2012      0.06          0.50 - 2.30       (1.73) - 18.20

  MSF T. Rowe Price Small Cap         2016      0.14          0.50 - 2.25         9.00 - 10.93
     Growth Investment Division       2015      0.07          0.50 - 2.25          0.18 - 1.95
                                      2014      0.01          0.50 - 2.25          4.27 - 6.11
                                      2013      0.24          0.50 - 2.30        40.90 - 43.45
                                      2012        --          0.50 - 2.30        13.26 - 15.42

  MSF Van Eck Global Natural          2016      0.59          1.10 - 2.05        40.82 - 42.17
     Resources Investment Division    2015      0.21          1.10 - 2.05    (34.12) - (33.49)
                                      2014      0.27          1.15 - 2.05    (20.47) - (11.42)
                                      2013      0.64          1.15 - 2.05          8.51 - 9.49
                                      2012        --          1.15 - 2.05          0.49 - 1.40

  MSF Western Asset                   2016      1.96          0.50 - 2.25          4.02 - 7.76
     Management Strategic Bond        2015      4.96          0.50 - 2.15      (4.04) - (2.35)
     Opportunities                    2014      5.26          0.50 - 2.15          3.10 - 4.79
     Investment Division              2013      4.90          0.50 - 2.30        (1.47) - 0.44
                                      2012      3.49          0.50 - 2.30         8.75 - 10.77

  MSF Western Asset                   2016      2.41          0.50 - 2.25        (1.23) - 0.52
     Management U.S. Government       2015      2.10          0.50 - 2.25      (1.92) - (0.19)
     Investment Division              2014      1.73          0.50 - 2.25          0.27 - 2.04
                                      2013      1.98          0.50 - 2.30      (3.16) - (1.40)
                                      2012      1.92          0.50 - 2.30          0.69 - 2.70

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  PIMCO VIT                        2016         6,890      7.15 - 7.22          49,401
     CommodityRealReturn           2015         6,911      6.34 - 6.37          43,875
     Strategy Investment Division  2014           171             8.69           1,489
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets       2016         8,142    10.18 - 10.29          83,339
     Bond Investment Division      2015         7,377      9.16 - 9.21          67,775
     (Commenced 11/19/2014)        2014           200             9.55           1,913

  PIMCO VIT Unconstrained          2016        11,278      9.87 - 9.98         111,866
     Bond Investment Division      2015         6,574      9.61 - 9.66          63,382
     (Commenced 11/19/2014 and
     began transactions in 2015)

  TAP 1919 Variable Socially       2016         1,649      4.43 - 4.71           7,602
     Responsive Balanced           2015           501             4.21           2,112
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2015)

  UIF Global Infrastructure        2016         4,158    11.55 - 12.54          49,884
     Investment Division           2015         5,480    10.20 - 11.03          58,000
     (Commenced 11/19/2014)        2014           315    12.49 - 12.95           4,007

  VanEck VIP Long/Short Equity     2016         2,720      9.76 - 9.81          26,605
     Index Investment Division     2015         3,151      9.64 - 9.67          30,416
     (Commenced 11/19/2014 and
     began transactions in 2015)

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  PIMCO VIT                        2016       0.87         1.10 - 1.60        12.80 - 13.37
     CommodityRealReturn           2015       2.81         1.10 - 1.60    (27.09) - (26.72)
     Strategy Investment Division  2014       0.17                1.35              (13.36)
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets       2016       4.96         1.10 - 1.60        11.18 - 11.74
     Bond Investment Division      2015       5.10         1.10 - 1.60      (4.08) - (3.60)
     (Commenced 11/19/2014)        2014       0.13                1.35               (3.43)

  PIMCO VIT Unconstrained          2016       1.41         1.10 - 1.60          2.77 - 3.28
     Bond Investment Division      2015       6.69         1.10 - 1.60      (3.52) - (3.04)
     (Commenced 11/19/2014 and
     began transactions in 2015)

  TAP 1919 Variable Socially       2016       1.67         0.90 - 1.15          5.02 - 5.28
     Responsive Balanced           2015       1.29                1.15               (2.84)
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2015)

  UIF Global Infrastructure        2016       1.94         1.10 - 1.60        13.14 - 13.71
     Investment Division           2015       1.70         1.10 - 1.60    (15.25) - (14.83)
     (Commenced 11/19/2014)        2014         --         1.10 - 1.35          0.27 - 0.30

  VanEck VIP Long/Short Equity     2016       0.20         1.10 - 1.35          1.25 - 1.50
     Index Investment Division     2015       0.06         1.10 - 1.35      (4.43) - (4.20)
     (Commenced 11/19/2014 and
     began transactions in 2015)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Division.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Investment Divisions were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

This page is intentionally left blank.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                        Page
                                                                                                  ----------
Report of Independent Registered Public Accounting Firm..........................................      2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016,
  2015 and 2014:
 Consolidated Balance Sheets.....................................................................      3
 Consolidated Statements of Operations...........................................................      4
 Consolidated Statements of Comprehensive Income (Loss)..........................................      5
 Consolidated Statements of Equity...............................................................      6
 Consolidated Statements of Cash Flows...........................................................      7
 Notes to the Consolidated Financial Statements..................................................      9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies....      9
     Note 2 -- Segment Information...............................................................     26
     Note 3 -- Dispositions......................................................................     32
     Note 4 -- Insurance.........................................................................     32
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other
       Intangibles...............................................................................     43
     Note 6 -- Reinsurance.......................................................................     46
     Note 7 -- Closed Block......................................................................     51
     Note 8 -- Investments.......................................................................     54
     Note 9 -- Derivatives.......................................................................     75
     Note 10 -- Fair Value.......................................................................     88
     Note 11 -- Long-term and Short-term Debt....................................................    107
     Note 12 -- Equity...........................................................................    110
     Note 13 -- Other Expenses...................................................................    115
     Note 14 -- Employee Benefit Plans...........................................................    116
     Note 15 -- Income Tax.......................................................................    125
     Note 16 -- Contingencies, Commitments and Guarantees........................................    130
     Note 17 -- Quarterly Results of Operations (Unaudited)......................................    139
     Note 18 -- Related Party Transactions.......................................................    139
     Note 19 -- Subsequent Events................................................................    140
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties.......................................................................................    141
 Schedule III -- Consolidated Supplementary Insurance Information................................    142
 Schedule IV -- Consolidated Reinsurance.........................................................    144

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 23, 2017

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                 2016           2015
                                                             -------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated
 fair value (amortized cost: $155,141 and $168,361,
 respectively; includes $0 and $103, respectively, relating
 to variable interest entities).............................  $    163,120   $    175,686
Equity securities available-for-sale, at estimated fair
 value (cost: $1,785 and $1,985, respectively)..............         1,839          1,949
Fair value option and trading securities, at estimated fair
 value (includes $0 and $404, respectively, of actively
 traded securities; and $8 and $13, respectively, relating
 to variable interest entities).............................            23            431
Mortgage loans (net of valuation allowances of $267 and
 $257, respectively; includes $566 and $314, respectively,
 under the fair value option)...............................        56,560         53,722
Policy loans................................................         5,945          8,134
Real estate and real estate joint ventures (includes $1,124
 and $0, respectively, relating to variable interest
 entities; includes $56 and $42, respectively, of real
 estate held-for-sale)......................................         6,386          6,008
Other limited partnership interests (includes $14 and $27,
 respectively, relating to variable interest entities)......         3,725          4,088
Short-term investments, principally at estimated fair value.         4,690          5,595
Other invested assets (includes $31 and $43, respectively,
 relating to variable interest entities)....................        17,232         16,869
                                                             -------------  -------------
  Total investments.........................................       259,520        272,482
Cash and cash equivalents, principally at estimated fair
 value (includes $0 and $1, respectively, relating to
 variable interest entities)................................         5,714          4,651
Accrued investment income (includes $0 and $1,
 respectively, relating to variable interest entities)......         2,019          2,250
Premiums, reinsurance and other receivables (includes $6
 and $2, respectively, relating to variable interest
 entities)..................................................        22,383         23,722
Deferred policy acquisition costs and value of business
 acquired...................................................         4,743          6,043
Current income tax recoverable..............................            --             36
Other assets (includes $3 and $3, respectively, relating to
 variable interest entities)................................         4,346          4,397
Separate account assets.....................................       133,836        135,939
                                                             -------------  -------------
  Total assets..............................................  $    432,561   $    449,520
                                                             =============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................  $    115,556   $    118,914
Policyholder account balances...............................        92,466         94,420
Other policy-related balances...............................         6,731          7,201
Policyholder dividends payable..............................           510            624
Policyholder dividend obligation............................         1,931          1,783
Payables for collateral under securities loaned and other
 transactions...............................................        20,815         21,937
Short-term debt.............................................           100            100
Long-term debt (includes $12 and $61, respectively, at
 estimated fair value, relating to variable interest
 entities)..................................................         1,589          1,715
Current income tax payable..................................            50             --
Deferred income tax liability...............................         2,503          2,888
Other liabilities (includes $0 and $2, respectively,
 relating to variable interest entities)....................        29,497         32,755
Separate account liabilities................................       133,836        135,939
                                                             -------------  -------------
  Total liabilities.........................................       405,584        418,276
                                                             -------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Equity
Metropolitan Life Insurance Company stockholder's equity:
Common stock, par value $0.01 per share; 1,000,000,000
 shares authorized; 494,466,664 shares issued and
 outstanding................................................             5              5
Additional paid-in capital..................................        14,413         14,444
Retained earnings...........................................         9,250         13,738
Accumulated other comprehensive income (loss)...............         3,119          2,685
                                                             -------------  -------------
  Total Metropolitan Life Insurance Company stockholder's
   equity...................................................        26,787         30,872
Noncontrolling interests....................................           190            372
                                                             -------------  -------------
  Total equity..............................................        26,977         31,244
                                                             -------------  -------------
  Total liabilities and equity..............................  $    432,561   $    449,520
                                                             =============  =============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                        2016           2015           2014
                                                                                    ------------   ------------   ------------
Revenues
Premiums...........................................................................  $    22,393    $    21,934    $    21,384
Universal life and investment-type product policy fees.............................        2,542          2,584          2,466
Net investment income..............................................................       11,083         11,577         11,893
Other revenues.....................................................................        1,478          1,536          1,808
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities......................          (87)           (49)           (16)
Other-than-temporary impairments on fixed maturity securities transferred to other
 comprehensive income (loss).......................................................          (10)            (5)           (10)
Other net investment gains (losses)................................................          229            313            169
                                                                                    ------------   ------------   ------------
  Total net investment gains (losses)..............................................          132            259            143
Net derivative gains (losses)......................................................       (1,138)           881          1,037
                                                                                    ------------   ------------   ------------
  Total revenues...................................................................       36,490         38,771         38,731
                                                                                    ------------   ------------   ------------
Expenses
Policyholder benefits and claims...................................................       25,291         24,527         23,855
Interest credited to policyholder account balances.................................        2,233          2,183          2,174
Policyholder dividends.............................................................        1,200          1,264          1,240
Other expenses.....................................................................        5,803          6,258          6,071
                                                                                    ------------   ------------   ------------
  Total expenses...................................................................       34,527         34,232         33,340
                                                                                    ------------   ------------   ------------
  Income (loss) from continuing operations before provision for income tax.........        1,963          4,539          5,391
Provision for income tax expense (benefit).........................................          207          1,782          1,532
                                                                                    ------------   ------------   ------------
  Income (loss) from continuing operations, net of income tax......................        1,756          2,757          3,859
Income (loss) from discontinued operations, net of income tax......................           --             --             (3)
                                                                                    ------------   ------------   ------------
  Net income (loss)................................................................        1,756          2,757          3,856
Less: Net income (loss) attributable to noncontrolling interests...................           (8)            --             (5)
                                                                                    ------------   ------------   ------------
  Net income (loss) attributable to Metropolitan Life Insurance Company............  $     1,764    $     2,757    $     3,861
                                                                                    ============   ============   ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                        2016           2015           2014
                                                                                    ------------   ------------   ------------
Net income (loss)..................................................................  $     1,756    $     2,757    $     3,856
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets.......................          406         (4,434)         4,165
Unrealized gains (losses) on derivatives...........................................           36            559          1,288
Foreign currency translation adjustments...........................................           13           (101)          (44)
Defined benefit plans adjustment...................................................          217            342         (1,001)
                                                                                    ------------   ------------   ------------
  Other comprehensive income (loss), before income tax.............................          672         (3,634)         4,408
Income tax (expense) benefit related to items of other comprehensive income (loss).         (238)         1,285         (1,532)
                                                                                    ------------   ------------   ------------
  Other comprehensive income (loss), net of income tax.............................          434         (2,349)         2,876
                                                                                    ------------   ------------   ------------
Comprehensive income (loss)........................................................        2,190            408          6,732
Less: Comprehensive income (loss) attributable to noncontrolling interest, net of
 income tax........................................................................           (8)            --             (5)
                                                                                    ------------   ------------   ------------
  Comprehensive income (loss) attributable to Metropolitan Life Insurance
   Company.........................................................................  $     2,198    $       408    $     6,737
                                                                                    ============   ============   ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                            Accumulated            Total
                                   Additional                  Other         Metropolitan Life
                          Common    Paid-in      Retained   Comprehensive    Insurance Company     Noncontrolling    Total
                          Stock     Capital     Earnings   Income (Loss)    Stockholder's Equity     Interests       Equity
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2013................... $      5 $    14,515  $    9,352        $  2,158               $ 26,030         $    250  $  26,280
Capital contributions
 from MetLife, Inc......                    4                                                  4                           4
Returns of capital......                  (76)                                               (76)                        (76)
Excess tax benefits
 related to stock-based
 compensation...........                    5                                                  5                           5
Dividends paid to
 MetLife, Inc...........                             (708)                                  (708)                       (708)
Dividend of subsidiary
 (Note 3)...............                              (35)                                   (35)                        (35)
Change in equity of
 noncontrolling
 interests..............                                                                      --              147        147
Net income (loss).......                            3,861                                  3,861               (5)     3,856
Other comprehensive
 income (loss), net of
 income tax.............                                            2,876                  2,876                       2,876
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2014...................        5      14,448      12,470           5,034                 31,957              392     32,349
Capital contributions
 from MetLife, Inc......                    4                                                  4                           4
Returns of capital......                  (11)                                               (11)                        (11)
Excess tax benefits
 related to stock-based
 compensation...........                    3                                                  3                           3
Dividends paid to
 MetLife, Inc...........                           (1,489)                                (1,489)                     (1,489)
Change in equity of
 noncontrolling
 interests..............                                                                      --              (20)       (20)
Net income (loss).......                            2,757                                  2,757                       2,757
Other comprehensive
 income (loss), net of
 income tax.............                                           (2,349)                (2,349)                     (2,349)
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2015...................        5      14,444      13,738           2,685                 30,872              372     31,244
Capital contributions
 from MetLife, Inc......                   10                                                 10                          10
Returns of capital......                  (68)                                               (68)                        (68)
Excess tax benefits
 related to stock-based
 compensation...........                   27                                                 27                          27
Dividends paid to
 MetLife, Inc...........                           (3,600)                                (3,600)                     (3,600)
Dividend of
 subsidiaries (Note 3)..                           (2,652)                                (2,652)               2     (2,650)
Change in equity of
 noncontrolling
 interests..............                                                                      --             (176)      (176)
Net income (loss).......                            1,764                                  1,764               (8)     1,756
Other comprehensive
 income (loss), net of
 income tax.............                                              434                    434                         434
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2016................... $      5 $    14,413  $    9,250        $  3,119               $ 26,787         $    190  $  26,977
                         ======== ===========  ==========  ==============  =====================  ===============  =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                             2016             2015             2014
                                                                       ---------------  ---------------  ---------------
Cash flows from operating activities
Net income (loss).....................................................   $       1,756    $       2,757    $       3,856
Adjustments to reconcile net income (loss) to net cash provided by
 (used in) operating activities:
 Depreciation and amortization expenses...............................             367              474              460
 Amortization of premiums and accretion of discounts associated with
  investments, net....................................................            (975)            (848)            (664)
 (Gains) losses on investments and from sales of businesses, net......            (132)            (259)            (138)
 (Gains) losses on derivatives, net...................................           1,865             (426)            (902)
 (Income) loss from equity method investments, net of dividends or
  distributions.......................................................             483              320              374
 Interest credited to policyholder account balances...................           2,233            2,183            2,174
 Universal life and investment-type product policy fees...............          (2,542)          (2,584)          (2,466)
 Change in fair value option and trading securities...................             406              278                2
 Change in accrued investment income..................................              81              113              242
 Change in premiums, reinsurance and other receivables................          (2,606)            (135)             711
 Change in deferred policy acquisition costs and value of business
  acquired, net.......................................................             108              260              271
 Change in income tax.................................................            (430)             257              229
 Change in other assets...............................................             701              763              465
 Change in insurance-related liabilities and policy-related balances..           2,719            2,628            2,672
 Change in other liabilities..........................................           1,731             (499)          (1,086)
 Other, net...........................................................              39              (16)               1
                                                                       ---------------  ---------------  ---------------
  Net cash provided by (used in) operating activities.................           5,804            5,266            6,201
                                                                       ---------------  ---------------  ---------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities............................................          74,985           82,744           63,068
 Equity securities....................................................             859              651              186
 Mortgage loans.......................................................          11,286           11,189           11,605
 Real estate and real estate joint ventures...........................             762            2,734              976
 Other limited partnership interests..................................             830            1,185              375
Purchases of:
 Fixed maturity securities............................................         (72,414)         (76,594)         (69,256)
 Equity securities....................................................            (771)            (694)            (173)
 Mortgage loans.......................................................         (16,039)         (16,268)         (14,769)
 Real estate and real estate joint ventures...........................          (1,390)            (823)          (1,876)
 Other limited partnership interests..................................            (809)            (668)            (773)
Cash received in connection with freestanding derivatives.............           1,372            1,039              740
Cash paid in connection with freestanding derivatives.................          (2,451)          (1,012)          (1,050)
Receipts on loans to affiliates.......................................              --               --               75
Issuances of loans to affiliates......................................              --               --             (100)
Purchases of loans to affiliates......................................              --               --             (437)
Net change in policy loans............................................              85              357              (70)
Net change in short-term investments..................................             694           (1,117)           1,472
Net change in other invested assets...................................            (434)            (603)            (254)
Net change in property, equipment and leasehold improvements..........            (227)              23             (140)
Other, net............................................................              --               --              (32)
                                                                       ---------------  ---------------  ---------------
  Net cash provided by (used in) investing activities.................   $      (3,662)   $       2,143    $     (10,433)
                                                                       ---------------  ---------------  ---------------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
          (A Wholly-Owned Subsidiary of MetLife, Inc.) -- (continued)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                    2016          2015          2014
                                                                                 ---------     ---------     ---------
Cash flows from financing activities
Policyholder account balances:
  Deposits...................................................................... $  64,962     $  60,216     $  54,902
  Withdrawals...................................................................   (61,252)      (61,248)      (51,210)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      (696)       (2,230)        3,071
Net change in short-term debt...................................................        --            --          (320)
Long-term debt issued...........................................................        45           907             4
Long-term debt repaid...........................................................       (58)         (673)         (390)
Financing element on certain derivative instruments, net........................      (321)          (66)         (224)
Cash paid in connection with noncontrolling interests...........................        --          (159)           --
Dividend of subsidiaries........................................................      (115)           --            --
Dividends paid to MetLife, Inc..................................................    (3,600)       (1,489)         (708)
Returns of capital..............................................................       (68)          (11)           --
Other, net......................................................................        24             2             2
                                                                                 ---------     ---------     ---------
  Net cash provided by (used in) financing activities...........................    (1,079)       (4,751)        5,127
                                                                                 ---------     ---------     ---------
  Change in cash and cash equivalents...........................................     1,063         2,658           895
Cash and cash equivalents, beginning of year....................................     4,651         1,993         1,098
                                                                                 ---------     ---------     ---------
  Cash and cash equivalents, end of year........................................ $   5,714     $   4,651     $   1,993
                                                                                 =========     =========     =========
Supplemental disclosures of cash flow information...............................
Net cash paid (received) for:
Interest........................................................................ $     114     $     123     $     150
                                                                                 =========     =========     =========
Income tax...................................................................... $     819     $   1,217     $   1,304
                                                                                 =========     =========     =========
Non-cash transactions
Capital contributions from MetLife, Inc......................................... $      10     $       4     $       4
                                                                                 =========     =========     =========
Fixed maturity securities received in connection with pension risk transfer
 transactions................................................................... $     985     $     903     $      --
                                                                                 =========     =========     =========
Transfer of fixed maturity securities from affiliates........................... $     367     $      --     $      --
                                                                                 =========     =========     =========
Transfer of fixed maturity securities to affiliates............................. $   3,940     $      --     $      --
                                                                                 =========     =========     =========
Transfer of mortgage loans to affiliates........................................ $     626     $      --     $      --
                                                                                 =========     =========     =========
Deconsolidation of real estate investment vehicles (1):
  Reduction of redeemable noncontrolling interests.............................. $      --     $      --     $     774
                                                                                 =========     =========     =========
  Reduction of long-term debt................................................... $      --     $     543     $     413
                                                                                 =========     =========     =========
  Reduction of real estate and real estate joint ventures....................... $     354     $     389     $   1,132
                                                                                 =========     =========     =========
  Increase in noncontrolling interests.......................................... $      --     $     153     $      --
                                                                                 =========     =========     =========
  Reduction of noncontrolling interests......................................... $     354     $      --     $      --
                                                                                 =========     =========     =========
Issuance of short-term debt..................................................... $      --     $      --     $     245
                                                                                 =========     =========     =========
Returns of capital.............................................................. $      --     $      --     $      76
                                                                                 =========     =========     =========
Disposal of subsidiaries:
Assets disposed................................................................. $  27,476     $      --     $      69
Liabilities disposed............................................................   (24,572)           --           (34)
                                                                                 ---------     ---------     ---------
  Net assets disposed...........................................................     2,904            --            35
Cash disposed...................................................................      (115)           --           (49)
Dividend of interests in subsidiaries...........................................    (2,789)           --            14
                                                                                 ---------     ---------     ---------
  Loss on dividend of interests in subsidiaries................................. $      --     $      --     $      --
                                                                                 =========     =========     =========

---------

(1) For the year ended December 31, 2015, amounts represent the impact of the consolidation of a real estate investment vehicle, offset by the subsequent deconsolidation of such real estate investment vehicle.

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of life insurance, annuities, employee benefits and asset management and is organized into two segments: U.S. and MetLife Holdings. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

    The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

  Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------
Accounting Policy                                                                       Note
--------------------------------------------------------------------------------------------
Insurance                                                                               4
--------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles     5
--------------------------------------------------------------------------------------------
Reinsurance                                                                             6
--------------------------------------------------------------------------------------------
Investments                                                                             8
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Derivatives                                                                             9
--------------------------------------------------------------------------------------------
Fair Value                                                                             10
--------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                 14
--------------------------------------------------------------------------------------------
Income Tax                                                                             15
--------------------------------------------------------------------------------------------
Litigation Contingencies                                                               16
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

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

     Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

     Liabilities for universal and variable life policies with secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

     Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

     The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, policyholder dividends left on deposit and obligations assumed under structured settlement assignments.

     The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     See Note 4 for additional information on obligations assumed under structured settlement assignments.

   Recognition of Insurance Revenues and Deposits

     Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Premiums related to short-duration non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

     All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 . Nonparticipating and                   Actual and expected future gross
   non-dividend-paying traditional        premiums.
   contracts:
  .  Term insurance
  .  Nonparticipating whole life
     insurance
  .  Traditional group life insurance
  .  Non-medical health insurance
 ------------------------------------------------------------------------------
 . Participating, dividend-paying         Actual and expected future gross
   traditional contracts                  margins.
 ------------------------------------------------------------------------------
 . Fixed and variable universal life      Actual and expected future gross
   contracts                              profits.
 . Fixed and variable deferred annuity
   contracts

    See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

     Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

     The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

     Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "-- Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

     The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Fair Value Option and Trading Securities

     Fair value option ("FVO") and trading securities are stated at estimated fair value and include investments for which the FVO has been elected ("FVO Securities") and investments that are actively purchased and sold ("Actively traded securities").

     Changes in estimated fair value of these securities are included in net investment income, except for certain securities included in FVO Securities, where changes are included in net investment gains (losses).

   Mortgage Loans

     The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

     Also included in mortgage loans are residential mortgage loans for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

   Policy Loans

     Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

     Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

     Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

     The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

     The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments when such distributions become payable or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

     The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

     Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

     Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

  . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

  . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Securities Lending Program

     Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

  Derivatives

   Freestanding Derivatives

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives' carrying value in other invested assets or other liabilities.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       . Economic hedges of variable annuity
                                          guarantees included in
                                          future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  . Economic hedges of equity method
                                          investments in joint ventures
                                        . All derivatives held in relation to
                                          trading portfolios

   Hedge Accounting

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

     The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

     The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

     Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

    The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

    The Company recognizes the funded status of each of its defined pension and postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

    Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs, generally over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees.

    Net periodic benefit costs are determined using management estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

    The Company also sponsors defined contribution plans for substantially all employees under which a portion of employee contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized on the balance sheets.

  Income Tax

    Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 16, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Stock-Based Compensation

     Stock-based compensation recognized on the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     MetLife, Inc. grants certain employees stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2013 and after which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at the grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon the attainment of the applicable criteria for post-employment award continuation, the requisite service period subsequent to attaining such criteria is considered non-substantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of such criteria. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

   Cash and Cash Equivalents

     The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.3 billion and $1.2 billion at December 31, 2016 and 2015, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $673 million and $720 million at December 31, 2016 and 2015, respectively. Related depreciation and amortization expense was $139 million, $159 million and $123 million for the years ended December 31, 2016, 2015 and 2014, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.5 billion and $1.4 billion at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $1.1 billion and $1.0 billion at December 31, 2016 and 2015, respectively. Related amortization expense was $132 million, $150 million and $145 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

   Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

     Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.

     For the 2016 annual goodwill impairment tests, the Company utilized qualitative assessments for its reporting units and determined it was not more likely than not that the fair value of any of the reporting units was less than its carrying amount. Therefore, no further testing was needed for these reporting units. The goodwill balance was $70 million in the U.S segment and $31 million in the MetLife Holdings segment, at both
   December 31, 2016 and 2015.

Adoption of New Accounting Pronouncements

  Effective January 1, 2016, the Company retrospectively adopted guidance relating to short-duration contracts. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. The adoption did not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 4.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding the presentation of an unrecognized tax benefit. The new guidance requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented on the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, when the carryforwards are not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or the applicable tax law does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented on the financial statements as a liability and will not be combined with the related deferred tax asset. The adoption was prospectively applied and resulted in a reduction to other liabilities and a corresponding increase to deferred income tax liability in the amount of $190 million.

  Effective January 1, 2014, the Company adopted new guidance on other expenses. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Health Care and Education Reconciliation Act of 2010, signed into law on March 30, 2010, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. In accordance with the adoption of the new accounting pronouncement, on January 1, 2014, the Company recorded $55 million in other liabilities, and a corresponding deferred cost, in other assets.

Future Adoption of New Accounting Pronouncements

  In March 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on the presentation of net periodic pension cost and net periodic postretirement benefit cost (Accounting Standards Update ("ASU") 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost). The new guidance is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued or made available for issuance. The guidance requires that an employer that offers to their employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. The guidance should be applied retrospectively for the presentation of the service cost component in the income statement and allows a practical expedient for the estimation basis for applying the retrospective presentation requirements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2017, the FASB issued new guidance on goodwill impairment
(ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment). The new guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The new guidance simplifies the current two-step goodwill impairment test by eliminating Step 2 of the test. The new guidance requires a one-step impairment test in which an entity compares the fair value of a reporting unit with its carrying amount and recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, if any. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2017, the FASB issued new guidance on business combinations
(ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

  In February 2016, the FASB issued new guidance on leasing transactions
(ASU 2016-02, Leases - Topic 842). The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and requires a modified retrospective transition approach. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months. Leases would be classified as finance or operating leases and both types of leases will be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The Company's implementation efforts are primarily focused on the review of its existing lease contracts, as well as identification of other contracts that may fall under the scope of the new guidance. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as available-for-sale and, to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

  Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the Internal Revenue Service ("IRS") is being asked to issue definitive guidance.

2. Segment Information

  The Company is organized into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"). MetLife, Inc. subsequently re-segmented the business to be separated and rebranded it "Brighthouse Financial."

  On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of
MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). On December 6, 2016, Brighthouse filed an amendment to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA) ("Brighthouse Insurance"), New England Life Insurance Company ("NELICO"), a former wholly-owned subsidiary of Metropolitan Life Insurance Company, Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company) ("Brighthouse NY"), Brighthouse Investment Advisers, LLC (formerly, MetLife Advisers, LLC) and certain captive reinsurance companies in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock.

  The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the IRS and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

U.S.

  The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into two businesses: Group Benefits and Retirement and Income Solutions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  . The Group Benefits business offers insurance products and services which include life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, critical illness, vision and accident & health coverages, as well as prepaid legal plans. This business also sells administrative services-only arrangements to some employers.

  . The Retirement and Income Solutions business offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, institutional income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This business also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

MetLife Holdings

  The MetLife Holdings segment consists of operations relating to products and businesses no longer actively marketed by the Company in the United States. These products and businesses include variable, universal, term and whole life, as well as variable, fixed and index-linked annuities. The MetLife Holdings segment also includes the Company's discontinued long-term care business.

Corporate & Other

  Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including enterprise-wide strategic initiative restructuring charges and various start-up businesses (including the investment management business through which the Company offers fee-based investment management services to institutional clients, as well as the direct to consumer portion of the U.S. Direct business). Corporate & Other also includes the Company's ancillary international operations, the businesses of the Company that MetLife, Inc. plans to separate and include in Brighthouse Financial and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. In addition, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  The financial measures of operating revenues and operating expenses focus on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and divested businesses and certain entities required to be consolidated under GAAP. Also, these measures exclude results of discontinued operations and other businesses that have been or will be sold or exited by MetLife and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The following additional adjustments are made to expenses, in the line items indicated, in calculating operating expenses:

 .   Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

  The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, income (loss) from continuing operations, net of income tax, or operating earnings.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                  Operating Results
                                                   -----------------------------------------------
                                                                 MetLife    Corporate                                 Total
Year Ended December 31, 2016                          U.S.       Holdings    & Other      Total      Adjustments   Consolidated
-------------------------------------------------- ----------  -----------  ---------  -----------  ------------  -------------
                                                                                   (In millions)
Revenues
Premiums.......................................... $   17,921  $     4,411   $     61  $    22,393    $       --    $    22,393
Universal life and investment-type product policy
 fees.............................................        988        1,236        216        2,440           102          2,542
Net investment income.............................      6,075        5,606        (67)      11,614          (531)        11,083
Other revenues....................................        750          110        618        1,478            --          1,478
Net investment gains (losses).....................         --           --         --           --           132            132
Net derivative gains (losses).....................         --           --         --           --        (1,138)        (1,138)
                                                   ----------  -----------  ---------  -----------  ------------  -------------
  Total revenues..................................     25,734       11,363        828       37,925        (1,435)        36,490
                                                   ----------  -----------  ---------  -----------  ------------  -------------
Expenses
Policyholder benefits and claims and policyholder
 dividends........................................     18,935        7,255        130       26,320           171         26,491
Interest credited to policyholder account
 balances.........................................      1,297          907         32        2,236            (3)         2,233
Capitalization of DAC.............................        (60)        (267)        (5)        (332)           --           (332)
Amortization of DAC and VOBA......................         56          675         56          787          (346)           441
Interest expense on debt..........................         10            7         95          112            --            112
Other expenses....................................      2,770        1,850        825        5,445           137          5,582
                                                   ----------  -----------  ---------  -----------  ------------  -------------
  Total expenses..................................     23,008       10,427      1,133       34,568           (41)        34,527
                                                   ----------  -----------  ---------  -----------  ------------  -------------
Provision for income tax expense (benefit)........        975          270       (551)         694          (487)           207
                                                   ----------  -----------  ---------  -----------                -------------
  Operating earnings.............................. $    1,751  $       666   $    246        2,663
                                                   ==========  ===========  =========
Adjustments to:
Total revenues....................................                                          (1,435)
Total expenses....................................                                              41
Provision for income tax (expense) benefit........                                             487
                                                                                       -----------
  Income (loss) from continuing operations, net of income tax                          $     1,756                  $     1,756
                                                                                       ===========                =============

                                                     MetLife   Corporate
 At December 31, 2016                       U.S.     Holdings   & Other    Total
---------------------------------------  ---------- ---------- --------- ----------
                                                       (In millions)
 Total assets........................... $  247,314 $  163,048 $  22,199 $  432,561
 Separate account assets................ $   85,854 $   47,982 $      -- $  133,836
 Separate account liabilities........... $   85,854 $   47,982 $      -- $  133,836

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                            Operating Results
                                               --------------------------------------------
                                                             MetLife   Corporate                             Total
Year Ended December 31, 2015                      U.S.       Holdings   & Other     Total    Adjustments  Consolidated
 -------------------------------------------   ---------    ---------  ---------  ---------  -----------  ------------
                                                                           (In millions)
Revenues
Premiums...................................... $  17,340    $   4,527  $      67  $  21,934      $    --    $   21,934
Universal life and investment-type product
 policy fees..................................       941        1,294        249      2,484          100         2,584
Net investment income.........................     6,037        5,902         94     12,033         (456)       11,577
Other revenues................................       729          135        672      1,536           --         1,536
Net investment gains (losses).................        --           --         --         --          259           259
Net derivative gains (losses).................        --           --         --         --          881           881
                                               ---------    ---------  ---------  ---------  -----------  ------------
  Total revenues..............................    25,047       11,858      1,082     37,987          784        38,771
                                               ---------    ---------  ---------  ---------  -----------  ------------
Expenses
Policyholder benefits and claims and
 policyholder dividends.......................    18,384        7,218        125     25,727           64        25,791
Interest credited to policyholder account
 balances.....................................     1,212          933         34      2,179            4         2,183
Capitalization of DAC.........................       (71)        (409)        (2)      (482)          --          (482)
Amortization of DAC and VOBA..................        59          527         44        630          112           742
Interest expense on debt......................         5            4        113        122           --           122
Other expenses................................     2,724        1,825      1,324      5,873            3         5,876
                                               ---------    ---------  ---------  ---------  -----------  ------------
  Total expenses..............................    22,313       10,098      1,638     34,049          183        34,232
                                               ---------    ---------  ---------  ---------  -----------  ------------
Provision for income tax expense (benefit)....       981          555         37      1,573          209         1,782
                                               ---------    ---------  ---------  ---------                 ----------
  Operating earnings.......................... $   1,753    $   1,205  $    (593)     2,365
                                               =========    =========  =========
Adjustments to:
Total revenues................................                                          784
Total expenses................................                                         (183)
Provision for income tax (expense) benefit....                                         (209)
                                                                                  ---------
  Income (loss) from continuing operations, net of income
   tax...................................................                         $   2,757                 $    2,757
                                                                                  =========               ============

                                                     MetLife   Corporate
 At December 31, 2015                       U.S.     Holdings   & Other    Total
---------------------------------------  ---------- ---------- --------- ----------
                                                       (In millions)
 Total assets........................... $  231,653 $  178,734 $  39,133 $  449,520
 Separate account assets................ $   79,540 $   48,478 $   7,921 $  135,939
 Separate account liabilities........... $   79,540 $   48,478 $   7,921 $  135,939

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                                   ---------------------------------------------
                                                                MetLife    Corporate                              Total
Year Ended December 31, 2014                          U.S.      Holdings    & Other      Total    Adjustments  Consolidated
-------------------------------------------------- ----------  ----------  ---------  ----------  -----------  ------------
                                                                                 (In millions)
Revenues
Premiums.......................................... $   16,771  $    4,523  $      90  $   21,384    $      --    $   21,384
Universal life and investment-type product policy
 fees.............................................        907       1,257        248       2,412           54         2,466
Net investment income.............................      5,927       6,105        333      12,365         (472)       11,893
Other revenues....................................        702         407        699       1,808           --         1,808
Net investment gains (losses).....................         --          --         --          --          143           143
Net derivative gains (losses).....................         --          --         --          --        1,037         1,037
                                                   ----------  ----------  ---------  ----------  -----------  ------------
  Total revenues..................................     24,307      12,292      1,370      37,969          762        38,731
                                                   ----------  ----------  ---------  ----------  -----------  ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends........................................     17,825       7,102        123      25,050           45        25,095
Interest credited to policyholder account
 balances.........................................      1,164         966         33       2,163           11         2,174
Capitalization of DAC.............................        (78)       (325)       (21)       (424)          --          (424)
Amortization of DAC and VOBA......................         54         467         58         579          116           695
Interest expense on debt..........................         12           8        130         150            1           151
Other expenses....................................      2,639       1,709      1,307       5,655           (6)        5,649
                                                   ----------  ----------  ---------  ----------  -----------  ------------
  Total expenses..................................     21,616       9,927      1,630      33,173          167        33,340
                                                   ----------  ----------  ---------  ----------  -----------  ------------
Provision for income tax expense (benefit)........        954         762      (394)       1,322          210         1,532
                                                   ----------  ----------  ---------  ----------               ------------
  Operating earnings.............................. $    1,737  $    1,603  $     134       3,474
                                                   ==========  ==========  =========
Adjustments to:
Total revenues....................................                                           762
Total expenses....................................                                          (167)
Provision for income tax (expense) benefit........                                          (210)
                                                                                      ----------
  Income (loss) from continuing operations, net of income
   tax......................................................                          $    3,859                 $    3,859
                                                                                      ==========               ============

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                   Years Ended December 31,
                                                   -----------------------
                                                    2016     2015    2014
                                                   -------  ------- -------
                                                        (In millions)
     Life insurance............................... $13,907  $13,811 $13,865
     Accident & health insurance..................   7,889    7,475   7,247
     Annuities....................................   4,379    4,548   4,352
     Non-insurance................................     238      220     194
                                                   -------  ------- -------
      Total....................................... $26,413  $26,054 $25,658
                                                   =======  ======= =======

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one U.S. customer were $2.8 billion, $2.7 billion and $2.8 billion for the years ended December 31, 2016, 2015 and 2014, respectively, which represented 10%, 10% and 11%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Dispositions

2016 Dispositions

  In December 2016, the Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of its wholly-owned subsidiaries, NELICO and General American Life Insurance Company ("GALIC"). The net book value of NELICO and GALIC at the time of the dividend was $2.9 billion, which was recorded as a dividend of retained earnings of $2.7 billion and a decrease to other comprehensive income of $254 million, net of income tax. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NELICO and GALIC.

2014 Disposition

  In December 2014, Metropolitan Life Insurance Company distributed to MetLife, Inc., as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker-dealer subsidiary, New England Securities Corporation ("NES"). The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of retained earnings of $35 million. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NES.

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                        -------------------
                                          2016      2015
                                        --------- ---------
                                           (In millions)
                     U.S............... $ 124,505 $ 119,806
                     MetLife Holdings..    89,911    98,346
                     Corporate & Other.       337     2,383
                                        --------- ---------
                      Total............ $ 214,753 $ 220,535
                                        ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

      -------------------------------------------------------------------
      Product Type:                Measurement Assumptions:
      -------------------------------------------------------------------
      Participating life           Aggregate of (i) net level premium
                                     reserves for death and endowment
                                     policy benefits (calculated based
                                     upon the non-forfeiture interest
                                     rate, ranging from 3% to 7%, and
                                     mortality rates guaranteed in
                                     calculating the cash surrender
                                     values described in such
                                     contracts); and (ii) the liability
                                     for terminal dividends.
      -------------------------------------------------------------------
      Nonparticipating life        Aggregate of the present value of
                                     expected future benefit payments
                                     and related expenses less the
                                     present value of expected future
                                     net premiums. Assumptions as to
                                     mortality and persistency are based
                                     upon the Company's experience when
                                     the basis of the liability is
                                     established. Interest rate
                                     assumptions for the aggregate
                                     future policy benefit liabilities
                                     range from 2% to 11%.
      -------------------------------------------------------------------
      Individual and group         Present value of expected future
      traditional fixed annuities    payments. Interest rate assumptions
      after annuitization            used in establishing such
                                     liabilities range from 2% to 11%.
      -------------------------------------------------------------------
      Non-medical health           The net level premium method and
      insurance                      assumptions as to future morbidity,
                                     withdrawals and interest, which
                                     provide a margin for adverse
                                     deviation. Interest rate
                                     assumptions used in establishing
                                     such liabilities range from 4% to
                                     7%.
      -------------------------------------------------------------------
      Disabled lives               Present value of benefits method and
                                     experience assumptions as to claim
                                     terminations, expenses and
                                     interest. Interest rate assumptions
                                     used in establishing such
                                     liabilities range from 2% to 8%.
      -------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Participating business represented 4% and 5% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 26%, 27% and 27% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 9. Guarantees accounted for as insurance liabilities include:

 ------------------------------------------------------------------------------
 Guarantee:                                   Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  . A return of purchase payment      . Present value of expected death
           upon death even if the account      benefits in excess of the
           value is reduced to zero.           projected account balance
                                               recognizing the excess ratably
                                               over the accumulation period
                                               based on the present value of
                                               total expected assessments.

        . An enhanced death benefit may be  . Assumptions are consistent with
           available for an additional fee.    those used for amortizing DAC,
                                               and are thus subject to the
                                               same variability and risk.

                                            . Investment performance and
                                               volatility assumptions are
                                               consistent with the historical
                                               experience of the appropriate
                                               underlying equity index, such
                                               as the S&P 500 Index.

                                            . Benefit assumptions are based on
                                               the average benefits payable
                                               over a range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  . After a specified period of time  . Present value of expected income
           determined at the time of           benefits in excess of the
           issuance of the variable            projected account balance at
           annuity contract, a minimum         any future date of
           accumulation of purchase            annuitization and recognizing
           payments, even if the account       the excess ratably over the
           value is reduced to zero, that      accumulation period based on
           can be annuitized to receive a      present value of total expected
           monthly income stream that is       assessments.
           not less than a specified
           amount.

        . Certain contracts also provide    . Assumptions are consistent with
           for a guaranteed lump sum           those used for estimating GMDB
           return of purchase premium in       liabilities.
           lieu of the annuitization
           benefit.

                                            . Calculation incorporates an
                                               assumption for the percentage
                                               of the potential annuitizations
                                               that may be elected by the
                                               contractholder.
 ------------------------------------------------------------------------------
 GMWBs. . A return of purchase payment via  . Expected value of the life
           partial withdrawals, even if        contingent payments and
           the account value is reduced to     expected assessments using
           zero, provided that cumulative      assumptions consistent with
           withdrawals in a contract year      those used for estimating the
           do not exceed a certain limit.      GMDB liabilities.

        . Certain contracts include
           guaranteed withdrawals that are
           life contingent.
 ------------------------------------------------------------------------------

  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                  Universal and Variable
                               Annuity Contracts      Life Contracts
                              ------------------  ----------------------
                                                  Secondary    Paid-Up
                                GMDBs     GMIBs   Guarantees  Guarantees   Total
                              --------  --------  ----------  ---------- ---------
                                                  (In millions)
Direct:
Balance at January 1, 2014... $    148  $    390    $    417     $    74 $   1,029
Incurred guaranteed benefits.       51        68         124           8       251
Paid guaranteed benefits.....       (3)       --          --          --        (3)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2014.      196       458         541          82     1,277
Incurred guaranteed benefits.       37        80          86           9       212
Paid guaranteed benefits.....       (1)       --          --          --        (1)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2015.      232       538         627          91     1,488
Incurred guaranteed benefits.       55        63          92          11       221
Paid guaranteed benefits.....       (1)       --          --          --        (1)
Dispositions (1).............      (18)     (134)        (99)         --      (251)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2016. $    268  $    467    $    620     $   102 $   1,457
                              ========  ========  ==========  ========== =========
Ceded:
Balance at January 1, 2014... $    120  $    124    $    314     $    51 $     609
Incurred guaranteed benefits.      (80)     (100)         (9)          6      (183)
Paid guaranteed benefits.....       (3)       --          --          --        (3)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2014.       37        24         305          57       423
Incurred guaranteed benefits.       14         2          49           6        71
Paid guaranteed benefits.....       (1)       --          --          --        (1)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2015.       50        26         354          63       493
Incurred guaranteed benefits.       13        (8)         (8)          8         5
Paid guaranteed benefits.....       (1)       --          --          --        (1)
Dispositions (1).............      (18)      (39)        (97)         --      (154)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2016. $     44  $    (21)   $    249     $    71 $     343
                              ========  ========  ==========  ========== =========
Net:
Balance at January 1, 2014... $     28  $    266    $    103     $    23 $     420
Incurred guaranteed benefits.      131       168         133           2       434
Paid guaranteed benefits.....       --        --          --          --        --
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2014.      159       434         236          25       854
Incurred guaranteed benefits.       23        78          37           3       141
Paid guaranteed benefits.....       --        --          --          --        --
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2015.      182       512         273          28       995
Incurred guaranteed benefits.       42        71         100           3       216
Paid guaranteed benefits.....       --        --          --          --        --
Dispositions (1).............       --      (95)         (2)          --      (97)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2016. $    224  $    488    $    371     $    31 $   1,114
                              ========  ========  ==========  ========== =========

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                         December 31,
                                            ------------------------------------------------------------------
                                                           2016                                2015
                                            -------------------------------     ------------------------------
                                                 In the             At               In the             At
                                              Event of Death    Annuitization     Event of Death   Annuitization
                                            ----------------  ---------------   ----------------  -------------
                                                                    (Dollars in millions)
Annuity Contracts (1):
Variable Annuity Guarantees:
  Total account value (2)..................   $    54,629       $    24,310       $    59,858      $    27,648
  Separate account value...................   $    43,359       $    23,330       $    48,216      $    26,530
  Net amount at risk.......................   $     1,386 (3)   $       328 (4)   $     1,698 (3)  $       379 (4)
Average attained age of contractholders....      65 years          64 years          65 years         63 years
Other Annuity Guarantees:
  Total account value (2)..................           N/A       $       141               N/A      $       406
  Net amount at risk.......................           N/A       $        92 (5)           N/A      $       144 (5)
Average attained age of contractholders....           N/A          52 years               N/A         56 years

                                                                         December 31,
                                            ------------------------------------------------------------------
                                                           2016                                2015
                                            -------------------------------     ------------------------------
                                               Secondary          Paid-Up          Secondary          Paid-Up
                                                Guarantees       Guarantees         Guarantees      Guarantees
                                            ----------------  ---------------   ----------------  -------------
                                                                    (Dollars in millions)
Universal and Variable Life Contracts (1):
  Total account value (2)..................   $     4,306       $     1,014       $     8,166      $     1,052
  Net amount at risk (6)...................   $    49,161       $     7,164       $    75,994      $     7,658
Average attained age of policyholders......      53 years          62 years          55 years         61 years

--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes the contractholder's investments in the general account and separate account, if applicable.

(3) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5) Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2016      2015
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  19,929 $  23,701
                      Balanced........    18,833    21,082
                      Bond............     3,882     4,454
                      Money Market....        64       132
                                       --------- ---------
                       Total.......... $  42,708 $  49,369
                                       ========= =========

Obligations Assumed Under Structured Settlement Assignments

  The Company assumes structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company receives a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchases annuities from affiliates to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by the affiliated annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $39.7 billion, $35.1 billion and $36.7 billion, respectively, and repaid $38.5 billion, $35.5 billion and $31.7 billion, respectively, of such funding agreements. At December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $30.8 billion and $29.5 billion, respectively.

  Metropolitan Life Insurance Company and GALIC, a former subsidiary, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                    ---------------------------
                                         2016          2015
                                    -----------     -----------
                                           (In millions)
                FHLB of New York... $       748     $       666
                FHLB of Des Moines. $        -- (1) $        40

---------

(1) See Note 3 for information on the disposition of GALIC.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                Liability                    Collateral
                        ------------------------- -----------------------------
                                               December 31,
                        -------------------------------------------------------
                            2016         2015           2016             2015
                        ------------ ------------ ------------     ------------
                                               (In millions)
FHLB of New York (1)... $     14,445 $     12,570 $     16,828 (2) $     14,085 (2)
Farmer Mac (3)......... $      2,550 $      2,550 $      2,645     $      2,643
FHLB of Des Moines (1). $         -- $        750 $         -- (2) $        851 (2)

------------
(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3) Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  The following is information about incurred and paid claims development by segment as of December 31, 2016. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. The information about incurred and paid claims development prior to 2016 is presented as supplementary information, as described in Note 1.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  U.S.

   Group Life - Term

                     Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance     At December 31, 2016
                     -------------------------------------------------------------------------  ----------------------------
                                 For the Years Ended December 31,                                  Total IBNR
                     -------------------------------------------------------------------------  Liabilities Plus Cumulative
                                     (Unaudited)                                                    Expected     Number of
                     -----------------------------------------------------------                 Development on   Reported
   Incurral Year       2011        2012        2013        2014        2015         2016        Reported Claims    Claims
-------------------  --------    --------    --------    --------    --------    ----------     ---------------- -----------
                                                     (Dollars in millions)
 2011............... $  6,318    $  6,290    $  6,293    $  6,269    $  6,287     $   6,295               $    3     207,139
 2012...............                6,503       6,579       6,569       6,546         6,568                    3     208,441
 2013...............                            6,637       6,713       6,719         6,720                    8     210,597
 2014...............                                        6,986       6,919         6,913                   13     210,347
 2015...............                                                    7,040         7,015                   27     210,838
 2016...............                                                                  7,125                  825     184,085
                                                                                 ----------
 Total.........................................................................      40,636
Cumulative paid claims and paid allocated claim adjustment
 expenses, net of reinsurance...................................................    (38,879)
All outstanding liabilities for incurral years prior to 2011,
 net of reinsurance.............................................................         12
                                                                                 ----------
 Total unpaid claims and claim adjustment expenses, net of
  reinsurance..................................................................   $   1,769
                                                                                 ==========

            Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
            ---------------------------------------------------------------------------------------
                             For the Years Ended December 31,
            ---------------------------------------------------------------------------------------
                                 (Unaudited)
            -----------------------------------------------------------------------
 Incurral
   Year        2011           2012           2013          2014          2015           2016
 ---------  ----------     ----------     ----------    ----------    ----------    ------------
                                       (In millions)
  2011..... $    4,982     $    6,194     $    6,239    $    6,256    $    6,281     $     6,290
  2012.....                     5,132          6,472         6,518         6,532           6,558
  2013.....                                    5,216         6,614         6,664           6,678
  2014.....                                                  5,428         6,809           6,858
  2015.....                                                                5,524           6,913
  2016.....                                                                                5,582
                                                                                    ------------
  Total cumulative paid claims and paid allocated claim
   adjustment expenses, net of reinsurance........................................   $    38,879
                                                                                    ============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2016:

                          Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                          -------------------------------------------------------------------------------
 Years...................            1             2            3            4            5             6
 Group Life -- Term......         78.4%         20.0%         0.7%         0.2%         0.4%         0.2%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Group Long-Term Disability

                     Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance     At December 31, 2016
                     -------------------------------------------------------------------------  ----------------------------
                                   For the Years Ended December 31,                                Total IBNR
                     -------------------------------------------------------------------------  Liabilities Plus Cumulative
                                        (Unaudited)                                                 Expected     Number of
                     ------------------------------------------------------------                Development on   Reported
   Incurral Year       2011         2012        2013        2014        2015         2016       Reported Claims    Claims
-------------------  ---------    ---------   ---------    ---------  ---------   ----------    ---------------- -----------
                                                       (Dollars in millions)
 2011............... $     955    $     916   $     894   $     914   $     924    $     923              $   --      21,187
 2012...............                    966         979         980       1,014        1,034                  --      19,502
 2013...............                              1,008       1,027       1,032        1,049                  --      20,547
 2014...............                                          1,076       1,077        1,079                   6      22,233
 2015...............                                                      1,082        1,105                  29      18,172
 2016...............                                                                   1,131                 534       8,960
                                                                                  ----------
 Total..........................................................................       6,321
Cumulative paid claims and paid allocated claim adjustment expenses,
 net of reinsurance..............................................................     (2,277)
All outstanding liabilities for incurral years prior to 2011, net of
 reinsurance.....................................................................      2,933
                                                                                  ----------
 Total unpaid claims and claim adjustment expenses, net of reinsurance..........   $   6,977
                                                                                  ==========

                     Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                     ---------------------------------------------------------------------------------------
                                           For the Years Ended December 31,
                     ---------------------------------------------------------------------------------------
                                               (Unaudited)
                     ------------------------------------------------------------------------
   Incurral Year        2011           2012           2013           2014           2015          2016
-------------------  -----------   ------------   ------------   ------------   ------------  -------------
                                                     (In millions)
 2011............... $        44   $        217   $        337   $        411   $        478   $        537
 2012...............                         43            229            365            453            524
 2013...............                                        43            234            382            475
 2014...............                                                       51            266            428
 2015...............                                                                      50            264
 2016...............                                                                                     49
                                                                                              -------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of
  reinsurance...............................................................................   $      2,277
                                                                                              =============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2016:

                          Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                          -------------------------------------------------------------------------------
Years....................           1             2             3            4            5             6
Group Long-Term
 Disability..............         4.4%         18.9%         13.8%         8.4%         7.1%         6.3%

  Significant Methodologies and Assumptions

     Group Life - Term and Group Long-Term Disability incurred but not paid ("IBNP") liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


        An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.

        For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2016 compared to the 2015 incurral year due to the growth in the size of the business.

        There were no significant changes in methodologies during 2016. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term Disability are updated annually to reflect emerging trends in claim experience.

        No additional premiums or return premiums have been accrued as a result of the prior year development.

        Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.

        The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $5.8 billion and $5.5 billion at December 31, 2016 and 2015, respectively. These amounts were discounted using interest rates ranging from 3% to 8%, based on the incurral year. The total discount applied to these liabilities was $1.3 billion at both
     December 31, 2016 and 2015. The amount of interest accretion recognized was $565 million, $517 million and $481 million for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts were reflected in policyholder benefits and claims.

        For Group Life - Term, claims were based upon individual death claims. For Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.

        The Group Long-Term Disability IBNR, included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses

    The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet was as follows at:

                                                                                                       December 31, 2016
                                                                                                --------------------------------
                                                                                                         (In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term.............................................................................. $         1,769
Group Long-Term Disability.....................................................................           6,977
                                                                                                ---------------
  Total........................................................................................                            8,746
                                                                                                                ----------------
Other insurance lines - all segments combined..................................................                              548
                                                                                                                ----------------
  Total unpaid claims and allocated claims adjustment expenses, net of reinsurance.............                            9,294
                                                                                                                ----------------

Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term..............................................................................              21
Group Long-Term Disability.....................................................................              74
                                                                                                --------------- ----------------
  Total........................................................................................                               95
                                                                                                                ----------------
Other insurance lines - all segments combined..................................................                                5
                                                                                                                ----------------
  Total reinsurance recoverable on unpaid claims...............................................                              100
                                                                                                                ----------------
  Total unpaid claims and allocated claims adjustment expense..................................                            9,394
Discounting....................................................................................                          (1,277)
                                                                                                                ----------------
  Liability for unpaid claims and claim adjustment liabilities - short-duration................                            8,117
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines.........                            3,504
                                                                                                                ----------------
   Total liability for unpaid claims and claim adjustment expense (included in future policy
    benefits and other policy-related balances)................................................                 $         11,621
                                                                                                                ================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Rollforward of Claims and Claim Adjustment Expenses

    Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                        Years Ended December 31,
                                            ------------------------------------------------
                                                  2016          2015 (1)        2014 (1)
                                            ---------------- --------------- ---------------
                                                             (In millions)
Balance at December 31 of prior period..... $          7,527 $         7,310 $         7,022
  Less: Reinsurance recoverables...........              273             286             290
                                            ---------------- --------------- ---------------
Net balance at December 31 of prior period.            7,254           7,024           6,732
Cumulative adjustment (2)..................            3,397              --              --
                                            ---------------- --------------- ---------------
Net balance at January 1,..................           10,651           7,024           6,732
Incurred related to:
  Current year.............................           16,321           5,316           5,099
  Prior years (3)..........................              325              13              --
                                            ---------------- --------------- ---------------
    Total incurred.........................           16,646           5,329           5,099
Paid related to:
  Current year.............................         (10,461)         (3,415)         (3,228)
  Prior years..............................          (5,638)         (1,684)         (1,579)
                                            ---------------- --------------- ---------------
    Total paid.............................         (16,099)         (5,099)         (4,807)
Dispositions (4)...........................            (116)              --              --
                                            ---------------- --------------- ---------------
Net balance at December 31,................           11,082           7,254           7,024
  Add: Reinsurance recoverables............              539             273             286
                                            ---------------- --------------- ---------------
Balance at December 31,.................... $         11,621 $         7,527 $         7,310
                                            ================ =============== ===============

---------

(1) Limited to group accident and non-medical health policies and contracts.

(2) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented. Prior periods have not been restated. See Note 1.

(3) During 2016, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to the implementation of new guidance related to short-duration contracts.

(4) See Note 3.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $73.6 billion and $79.7 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $60.2 billion and $56.2 billion at December 31, 2016 and 2015, respectively. The latter category consisted primarily of guaranteed interest contracts. The average interest rate credited on these contracts was 2.39% and 2.40% at December 31, 2016 and 2015, respectively.

  For the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles


  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                 -------------------------------------------------
                                                                       2016             2015             2014
                                                                 ---------------  ---------------  ---------------
                                                                                   (In millions)
DAC:
Balance at January 1,...........................................  $        5,977   $        5,905   $        6,338
Capitalizations.................................................             332              482              424
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).             353             (111)            (104)
Other expenses..................................................            (791)            (624)            (583)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................            (438)            (735)            (687)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................             (12)             325             (170)
Dispositions (1)................................................          (1,145)              --               --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................           4,714            5,977            5,905
                                                                 ---------------  ---------------  ---------------
VOBA:
Balance at January 1,...........................................              66               70               78
Amortization related to:
Other expenses..................................................              (3)              (7)              (8)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................              (3)              (7)              (8)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................              13                3               --
Dispositions (1)................................................             (47)              --               --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................              29               66               70
                                                                 ---------------  ---------------  ---------------
Total DAC and VOBA:
Balance at December 31,.........................................  $        4,743   $        6,043   $        5,975
                                                                 ===============  ===============  ===============

-----------

(1) See Note 3.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                U.S...............  $         421  $         418
                MetLife Holdings..          4,317          5,000
                Corporate & Other.              5            625
                                   -------------- --------------
                  Total...........  $       4,743  $       6,043
                                   ============== ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding other intangibles was as follows:

                                              Years Ended December 31,
                                      ----------------------------------------
                                          2016          2015          2014
                                      ------------  ------------  ------------
                                                    (In millions)
DSI:
Balance at January 1,................  $       130   $       122   $       175
Capitalization.......................            4             8            10
Amortization.........................          (16)          (21)          (28)
Unrealized investment gains (losses).            1            21           (35)
Dispositions (1).....................  $       (14)  $        --   $        --
                                      ------------  ------------  ------------
Balance at December 31,..............  $       105   $       130   $       122
                                      ============  ============  ============
VODA and VOCRA:
Balance at January 1,................  $       265   $       295   $       325
Amortization.........................          (30)          (30)          (30)
                                      ------------  ------------  ------------
Balance at December 31,..............  $       235   $       265   $       295
                                      ============  ============  ============
Accumulated amortization.............  $       222   $       192   $       162
                                      ============  ============  ============

---------

   (1)See Note 3.

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                             VOBA      VODA and VOCRA
                                        -------------- ---------------
                                                (In millions)
         2017..........................  $           2  $           28
         2018..........................  $           2  $           26
         2019..........................  $           2  $           24
         2020..........................  $           2  $           22
         2021..........................  $           2  $           19

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

U.S.

  For certain policies within the Group Benefits business, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this business relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  The Company's Retirement and Income Solutions business has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this business has not been significant and there were no significant transactions during the periods presented.

MetLife Holdings

  For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  For annuities, the Company reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued since 2004 to an affiliate and portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of certain variable annuity risks issued by an affiliate.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2016 and 2015, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

  At December 31, 2016, the Company had $3.0 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 70%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.2 billion, or 78%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.6 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                          Years Ended December 31,
                                                               ----------------------------------------------
                                                                    2016            2015            2014
                                                               --------------  --------------  --------------
                                                                                (In millions)
Premiums
Direct premiums...............................................  $      21,931   $      21,497   $      20,963
Reinsurance assumed...........................................          1,687           1,679           1,673
Reinsurance ceded.............................................         (1,225)         (1,242)         (1,252)
                                                               --------------  --------------  --------------
  Net premiums................................................  $      22,393   $      21,934   $      21,384
                                                               ==============  ==============  ==============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $       3,006   $       3,050   $       3,029
Reinsurance assumed...........................................             60              58              48
Reinsurance ceded.............................................           (524)           (524)           (611)
                                                               --------------  --------------  --------------
  Net universal life and investment-type product policy fees..  $       2,542   $       2,584   $       2,466
                                                               ==============  ==============  ==============
Other revenues
Direct other revenues.........................................  $         851   $         875   $       1,040
Reinsurance assumed...........................................             (2)              5               2
Reinsurance ceded.............................................            629             656             766
                                                               --------------  --------------  --------------
  Net other revenues..........................................  $       1,478   $       1,536   $       1,808
                                                               ==============  ==============  ==============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $      25,226   $      24,541   $      23,978
Reinsurance assumed...........................................          1,496           1,454           1,416
Reinsurance ceded.............................................         (1,431)         (1,468)         (1,539)
                                                               --------------  --------------  --------------
  Net policyholder benefits and claims........................  $      25,291   $      24,527   $      23,855
                                                               ==============  ==============  ==============
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances.....  $       2,279   $       2,240   $       2,227
Reinsurance assumed...........................................             35              33              35
Reinsurance ceded.............................................            (81)            (90)            (88)
                                                               --------------  --------------  --------------
  Net interest credited to policyholder account balances......  $       2,233   $       2,183   $       2,174
                                                               ==============  ==============  ==============
Other expenses
Direct other expenses.........................................  $       4,830   $       5,448   $       5,132
Reinsurance assumed...........................................            583             340             399
Reinsurance ceded.............................................            390             470             540
                                                               --------------  --------------  --------------
  Net other expenses..........................................  $       5,803   $       6,258   $       6,071
                                                               ==============  ==============  ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                       December 31,
                                   ------------------------------------------------------------------------------------
                                                     2016                                       2015
                                   ----------------------------------------- ------------------------------------------
                                                                     Total                                      Total
                                                                    Balance                                    Balance
                                    Direct    Assumed     Ceded      Sheet    Direct    Assumed      Ceded      Sheet
                                   --------- --------- ----------  --------- --------- ---------- ----------  ---------
                                                                           (In millions)
Assets
Premiums, reinsurance and other
 receivables......................  $  2,212  $    620  $  19,551   $ 22,383  $  1,957  $     667  $  21,098   $ 23,722
Deferred policy acquisition costs
 and value of business
 acquired.........................     4,977        55       (289)     4,743     5,973        458       (388)     6,043
                                   --------- --------- ----------  --------- --------- ---------- ----------  ---------
  Total assets....................  $  7,189  $    675  $  19,262   $ 27,126  $  7,930  $   1,125  $  20,710   $ 29,765
                                   ========= ========= ==========  ========= ========= ========== ==========  =========
Liabilities
Future policy benefits............  $113,920  $  1,640  $      (4)  $115,556  $116,389  $   2,530  $      (5)  $118,914
Policyholder account balances.....    91,889       577         --     92,466    94,080        340         --     94,420
Other policy-related balances.....     6,355       358         18      6,731     6,766        392         43      7,201
Other liabilities.................    10,735     2,229     16,533     29,497    10,384      6,843     15,528     32,755
                                   --------- --------- ----------  --------- --------- ---------- ----------  ---------
  Total liabilities...............  $222,899  $  4,804  $  16,547   $244,250  $227,619  $  10,105  $  15,566   $253,290
                                   ========= ========= ==========  ========= ========= ========== ==========  =========

  Effective December 1, 2016, the Company recaptured two reinsurance agreements which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 which were reinsured by an unaffiliated company. This recapture resulted in an increase in DAC and VOBA of $95 million, a decrease in premiums, reinsurance and other receivables of $697 million, and a decrease in other liabilities of $713 million. The Company recognized a gain of $72 million, net of income tax, as a result of this transaction.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $14.5 billion and $13.6 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance were $2.2 billion and $6.5 billion at December 31, 2016 and 2015, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Brighthouse Insurance, Brighthouse NY, MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, Metropolitan Tower Life Insurance Company, NELICO and GALIC, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                    Years Ended December 31,
                                                              -------------------------------------
                                                                  2016         2015        2014
                                                              ------------- ----------- -----------
                                                                          (In millions)
Premiums
Reinsurance assumed..........................................  $        727  $      701  $      681
Reinsurance ceded............................................          (45)        (40)        (36)
                                                              ------------- ----------- -----------
  Net premiums...............................................  $        682  $      661  $      645
                                                              ============= =========== ===========
Universal life and investment-type product policy fees
Reinsurance assumed..........................................  $         60  $       58  $       48
Reinsurance ceded............................................         (138)       (141)       (240)
                                                              ------------- ----------- -----------
  Net universal life and investment-type product policy fees.  $       (78)  $     (83)  $    (192)
                                                              ============= =========== ===========
Other revenues
Reinsurance assumed..........................................  $        (1)  $        5  $        2
Reinsurance ceded............................................           575         607         713
                                                              ------------- ----------- -----------
  Net other revenues.........................................  $        574  $      612  $      715
                                                              ============= =========== ===========
Policyholder benefits and claims
Reinsurance assumed..........................................  $        697  $      652  $      623
Reinsurance ceded............................................         (110)       (106)       (197)
                                                              ------------- ----------- -----------
  Net policyholder benefits and claims.......................  $        587  $      546  $      426
                                                              ============= =========== ===========
Interest credited to policyholder account balances
Reinsurance assumed..........................................  $         34  $       32  $       33
Reinsurance ceded............................................          (81)        (90)        (88)
                                                              ------------- ----------- -----------
  Net interest credited to policyholder account balances.....  $       (47)  $     (58)  $     (55)
                                                              ============= =========== ===========
Other expenses
Reinsurance assumed..........................................  $        490  $      245  $      298
Reinsurance ceded............................................           570         578         680
                                                              ------------- ----------- -----------
  Net other expenses.........................................  $      1,060  $      823  $      978
                                                              ============= =========== ===========

  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                                    December 31,
                                                                  -------------------------------------------------
                                                                            2016                     2015
                                                                  ------------------------ ------------------------
                                                                    Assumed      Ceded       Assumed      Ceded
                                                                  ----------- ------------ ----------- ------------
                                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables......................  $      229  $    13,334  $      280  $    15,466
Deferred policy acquisition costs and value of business acquired.          38        (198)         439        (193)
                                                                  ----------- ------------ ----------- ------------
  Total assets...................................................  $      267  $    13,136  $      719  $    15,273
                                                                  =========== ============ =========== ============
Liabilities
Future policy benefits...........................................  $      663  $       (4)  $    1,436  $       (5)
Policyholder account balances....................................         563           --         326           --
Other policy-related balances....................................         212           18         187           43
Other liabilities................................................       1,853       13,065       6,463       13,000
                                                                  ----------- ------------ ----------- ------------
  Total liabilities..............................................  $    3,291  $    13,079  $    8,412  $    13,038
                                                                  =========== ============ =========== ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company ceded two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $10 million and $8 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($2) million, $12 million and ($39) million for the years ended December 31, 2016, 2015 and 2014, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $460 million and $712 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were $33 million, $47 million and $497 million for the years ended December 31, 2016, 2015 and 2014, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $767 million and $694 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivative were ($73) million, $404 million and ($389) million for the years ended December 31, 2016, 2015 and 2014, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with these agreements are included within policyholder account balances and were $390 million and $126 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($32) million, ($55) million and ($42) million for the years ended December 31, 2016, 2015 and 2014, respectively.

  In April 2016, Brighthouse Insurance recaptured risks related to certain single premium deferred annuity contracts from the Company. As a result of this recapture, the significant effects to the Company were a decrease in investments and cash and cash equivalents of $4.3 billion and a decrease in DAC of $87 million, offset by a decrease in other liabilities of $4.0 billion. The Company recognized a loss of $95 million, net of income tax, as a result of this recapture.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $293 million and $2.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.7 billion at both December 31, 2016 and 2015. The deposit liabilities on affiliated reinsurance were $2.2 billion and $6.5 billion at December 31, 2016 and 2015, respectively.

7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                            December 31,
                                                                                     ---------------------------
                                                                                         2016           2015
                                                                                     -------------  -------------
                                                                                            (In millions)
Closed Block Liabilities
Future policy benefits..............................................................  $     40,834   $     41,278
Other policy-related balances.......................................................           257            249
Policyholder dividends payable......................................................           443            468
Policyholder dividend obligation....................................................         1,931          1,783
Current income tax payable..........................................................             4             --
Other liabilities...................................................................           196            380
                                                                                     -------------  -------------
  Total closed block liabilities....................................................        43,665         44,158
                                                                                     -------------  -------------
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value...............        27,220         27,556
Equity securities available-for-sale, at estimated fair value.......................           100            111
Mortgage loans......................................................................         5,935          6,022
Policy loans........................................................................         4,553          4,642
Real estate and real estate joint ventures..........................................           655            462
Other invested assets...............................................................         1,246          1,066
                                                                                     -------------  -------------
  Total investments.................................................................        39,709         39,859
Cash and cash equivalents...........................................................            18            236
Accrued investment income...........................................................           467            474
Premiums, reinsurance and other receivables.........................................            68             56
Current income tax recoverable......................................................            --             11
Deferred income tax assets..........................................................           177            234
                                                                                     -------------  -------------
  Total assets designated to the closed block.......................................        40,439         40,870
                                                                                     -------------  -------------
  Excess of closed block liabilities over assets designated to the closed block.....         3,226          3,288
                                                                                     -------------  -------------
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax.............................         1,517          1,382
Unrealized gains (losses) on derivatives, net of income tax.........................            95             76
Allocated to policyholder dividend obligation, net of income tax....................       (1,255)        (1,159)
                                                                                     -------------  -------------
  Total amounts included in AOCI....................................................           357            299
                                                                                     -------------  -------------
  Maximum future earnings to be recognized from closed block assets and liabilities.  $      3,583   $      3,587
                                                                                     =============  =============

  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                       Years Ended December 31,
                                                               -----------------------------------------
                                                                   2016          2015          2014
                                                               ------------- ------------- -------------
                                                                             (In millions)
Balance at January 1,.........................................  $      1,783  $      3,155  $      1,771
Change in unrealized investment and derivative gains (losses).           148       (1,372)         1,384
                                                               ------------- ------------- -------------
Balance at December 31,.......................................  $      1,931  $      1,783  $      3,155
                                                               ============= ============= =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


   Information regarding the closed block revenues and expenses was as follows:

                                                                               Years Ended December 31,
                                                                      -------------------------------------------
                                                                           2016           2015          2014
                                                                      -------------  -------------  -------------
                                                                                     (In millions)
Revenues
Premiums.............................................................  $      1,804   $      1,850   $      1,918
Net investment income................................................         1,902          1,982          2,093
Net investment gains (losses)........................................           (10)           (23)             7
Net derivative gains (losses)........................................            25             27             20
                                                                      -------------  -------------  -------------
  Total revenues.....................................................         3,721          3,836          4,038
                                                                      -------------  -------------  -------------
Expenses
Policyholder benefits and claims.....................................         2,563          2,564          2,598
Policyholder dividends...............................................           953          1,015            988
Other expenses.......................................................           133            143            155
                                                                      -------------  -------------  -------------
  Total expenses.....................................................         3,649          3,722          3,741
                                                                      -------------  -------------  -------------
  Revenues, net of expenses before provision for income tax expense
   (benefit).........................................................            72            114            297
Provision for income tax expense (benefit)...........................            24             41            104
                                                                      -------------  -------------  -------------
  Revenues, net of expenses and provision for income tax expense
   (benefit).........................................................  $         48   $         73   $        193
                                                                      =============  =============  =============

   Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and FVO and trading securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS") (collectively, "Structured Securities").

                                            December 31, 2016                                 December 31, 2015
                            -------------------------------------------------- ------------------------------------------------
                                             Gross Unrealized                                  Gross Unrealized
                             Cost or   ---------------------------  Estimated   Cost or   -------------------------- Estimated
                            Amortized            Temporary   OTTI     Fair     Amortized            Temporary  OTTI    Fair
                              Cost       Gains    Losses    Losses    Value      Cost       Gains    Losses   Losses   Value
                            ---------- --------- --------- -------  ---------- ---------- --------- --------- ------ ----------
                                                                       (In millions)
Fixed maturity securities:
U.S. corporate.............  $  52,665  $  4,079  $   586   $   --   $  56,158  $  59,305  $  3,763  $ 1,511   $  --  $  61,557
U.S. government and agency.     32,834     3,238      457       --      35,615     36,183     3,638      128      --     39,693
Foreign corporate..........     24,596       957    1,196       --      24,357     27,218     1,005    1,427       1     26,795
RMBS (1)...................     22,786       911      290      (10)     23,417     23,195     1,008      252      36     23,915
ABS........................      7,567        32       95       --       7,504      6,665        40      138      --      6,567
State and political
 subdivision...............      6,252       928       44       --       7,136      6,070       935       29       2      6,974
CMBS.......................      4,876       118       59       --       4,935      6,547       114       82      --      6,579
Foreign government.........      3,565       507       74       --       3,998      3,178       536      108      --      3,606
                            ---------- --------- --------  -------  ---------- ---------- --------- --------  ------ ----------
  Total fixed maturity
   securities..............  $ 155,141  $ 10,770  $ 2,801   $  (10)  $ 163,120  $ 168,361  $ 11,039  $ 3,675   $  39  $ 175,686
                            ========== ========= ========  =======  ========== ========== ========= ========  ====== ==========
Equity securities:
Common stock...............  $   1,220  $     91  $    12   $   --   $   1,299  $   1,298  $     46  $   101   $  --  $   1,243
Non-redeemable preferred
 stock.....................        565        14       39       --         540        687        59       40      --        706
                            ---------- --------- --------  -------  ---------- ---------- --------- --------  ------ ----------
  Total equity securities..  $   1,785  $    105  $    51   $   --   $   1,839  $   1,985  $    105  $   141   $  --  $   1,949
                            ========== ========= ========  =======  ========== ========== ========= ========  ====== ==========

---------

(1) The noncredit loss component of OTTI losses for RMBS was in an unrealized gain position of $10 million at December 31, 2016 due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and less than $1 million at December 31, 2016 and 2015, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......   $  6,680     $  32,992     $  28,612      $  51,628   $  35,229  $  155,141
Estimated fair value.   $  6,664     $  34,150     $  29,298      $  57,152   $  35,856  $  163,120

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                December 31, 2016                           December 31, 2015
                                   ------------------------------------------- -------------------------------------------
                                                          Equal to or Greater                         Equal to or Greater
                                    Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                                   --------------------- --------------------- --------------------- ---------------------
                                   Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated    Gross
                                     Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair     Unrealized
                                     Value      Losses     Value      Losses     Value      Losses     Value      Losses
                                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                                    (Dollars in millions)
Fixed maturity securities:
U.S. corporate....................  $   8,406  $    337   $   2,260  $    249   $  17,480  $  1,078   $   2,469  $    433
U.S. government and agency........      6,032       457          --        --      11,683       125         248         3
Foreign corporate.................      5,343       336       4,523       860       8,823       669       4,049       759
RMBS..............................      6,662       187       1,707        93       6,065       158       1,769       130
ABS...............................      1,482        12       1,714        83       3,211        54       1,817        84
State and political subdivision...        943        43          17         1         767        26          15         5
CMBS..............................        922        15         432        44       2,266        42         509        40
Foreign government................        581        26         309        48         961        91          87        17
                                   ---------- ---------  ---------- ---------  ---------- ---------  ---------- ---------
  Total fixed maturity securities.  $  30,371  $  1,413   $  10,962  $  1,378   $  51,256  $  2,243   $  10,963  $  1,471
                                   ========== =========  ========== =========  ========== =========  ========== =========
Equity securities:
Common stock......................  $      58  $     12   $      10  $     --   $     182  $     99   $      19  $      2
Non-redeemable preferred stock....        139         6         120        33          56         2         132        38
                                   ---------- ---------  ---------- ---------  ---------- ---------  ---------- ---------
  Total equity securities.........  $     197  $     18   $     130  $     33   $     238  $    101   $     151  $     40
                                   ========== =========  ========== =========  ========== =========  ========== =========
Total number of securities in an
 unrealized loss position.........      3,076                   940                 4,167                   807
                                   ==========            ==========            ==========            ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

     With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

     In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

     Gross unrealized losses on fixed maturity securities decreased
   $923 million during the year ended December 31, 2016 to $2.8 billion. The decrease in gross unrealized losses for the year ended December 31, 2016 was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

     At December 31, 2016, $178 million of the total $2.8 billion of gross unrealized losses were from 41 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

   Investment Grade Fixed Maturity Securities

     Of the $178 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $136 million, or 76%, were related to gross unrealized losses on 20 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

     Of the $178 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $42 million, or 24%, were related to gross unrealized losses on 21 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

   Equity Securities

     Gross unrealized losses on equity securities decreased $90 million during the year ended December 31, 2016 to $50 million. Of the $50 million, $29 million were from six securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $29 million, 64% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                 December 31,
                                -----------------------------------------------
                                         2016                    2015
                                ----------------------- -----------------------
                                  Carrying     % of       Carrying     % of
                                   Value       Total       Value       Total
                                ------------ ---------- ------------ ----------
                                             (Dollars in millions)
Mortgage loans
Commercial.....................  $    34,008      60.1%  $    33,440      62.3%
Agricultural...................       12,358       21.9       11,663       21.7
Residential....................        9,895       17.5        8,562       15.9
                                ------------ ---------- ------------ ----------
  Subtotal.....................       56,261       99.5       53,665       99.9
Valuation allowances...........        (267)      (0.5)        (257)      (0.5)
                                ------------ ---------- ------------ ----------
  Subtotal mortgage loans, net.       55,994       99.0       53,408       99.4
Residential -- FVO.............          566        1.0          314        0.6
                                ------------ ---------- ------------ ----------
  Total mortgage loans, net....  $    56,560     100.0%  $    53,722     100.0%
                                ============ ========== ============ ==========

    The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of unaffiliated mortgage loan participation interests sold by the Company to affiliates during the years ended
  December 31, 2016, 2015 and 2014 were $3.6 billion, $3.0 billion and
  $1.9 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $2.1 billion, $1.8 billion and $1.3 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans were $2.9 billion and $3.9 billion for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for       Impaired
                           Evaluated Individually for Credit Losses                Credit Losses                Loans
                   --------------------------------------------------------  -------------------------- ---------------------
                        Impaired Loans with a       Impaired Loans without a
                         Valuation Allowance          Valuation Allowance
                   -------------------------------- -----------------------
                    Unpaid                            Unpaid                                                        Average
                   Principal   Recorded  Valuation   Principal    Recorded      Recorded    Valuation    Carrying   Recorded
                    Balance   Investment Allowances   Balance    Investment    Investment   Allowances    Value    Investment
                   ---------- ---------- ---------- -----------  ----------- -------------- ----------- ---------- ----------
                                                                 (In millions)
December 31, 2016
Commercial........  $      --  $      --  $     --   $       12   $       12  $      33,996  $      167  $      12  $      30
Agricultural......         11          9         1           27           27         12,322          37         35         49
Residential.......         --         --        --          265          241          9,654          62        241        188
                   ---------- ---------- ---------  -----------  ----------- -------------- ----------- ---------- ----------
  Total...........  $      11  $       9  $      1   $      304   $      280  $      55,972  $      266  $     288  $     267
                   ========== ========== =========  ===========  =========== ============== =========== ========== ==========
December 31, 2015
Commercial........  $      --  $      --  $     --   $       57   $       57  $      33,383  $      165  $      57  $     120
Agricultural......         45         43         3           22           21         11,599          34         61         60
Residential.......         --         --        --          141          131          8,431          55        131         84
                   ---------- ---------- ---------  -----------  ----------- -------------- ----------- ---------- ----------
  Total...........  $      45  $      43  $      3   $      220   $      209  $      53,413  $      254  $     249  $     264
                   ========== ========== =========  ===========  =========== ============== =========== ========== ==========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $298 million, $76 million and $17 million, respectively, for the year ended December 31, 2014.

  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial   Agricultural   Residential      Total
                                -------------- ------------- ------------- --------------
                                                      (In millions)
Balance at January 1, 2014.....  $         213  $         40  $         19  $         272
Provision (release)............            (8)           (4)            27             15
Charge-offs, net of recoveries.           (23)           (1)           (5)           (29)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2014...            182            35            41            258
Provision (release)............              2             2            30             34
Charge-offs, net of recoveries.           (19)            --          (16)           (35)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2015...            165            37            55            257
Provision (release)............              6             1            23             30
Charge-offs, net of recoveries.             --            --          (16)           (16)
Dispositions (1)...............  $         (4)  $         --  $         --  $         (4)
                                ============== ============= ============= ==============
Balance at December 31, 2016...  $         167  $         38  $         62  $         267
                                ============== ============= ============= ==============

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

     The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

     All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

     The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

     For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                          Debt Service Coverage Ratios                          Estimated
                       ----------------------------------              % of       Fair       % of
                         > 1.20x   1.00x - 1.20x < 1.00x     Total     Total      Value      Total
                       ----------- ------------- -------- ----------- -------- ----------- ---------
                                                   (Dollars in millions)
December 31, 2016
Loan-to-value ratios:
Less than 65%.........  $   29,352   $   1,036    $   564  $   30,952    91.0%  $   31,320     91.2%
65% to 75%............       2,522          --        198       2,720      8.0       2,694       7.9
76% to 80%............         116          --         --         116      0.3         115       0.3
Greater than 80%......         118          27         75         220      0.7         214       0.6
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   32,108   $   1,063    $   837  $   34,008   100.0%  $   34,343    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========
December 31, 2015
Loan-to-value ratios:
Less than 65%.........  $   28,828   $     909    $   408  $   30,145    90.2%  $   30,996     90.5%
65% to 75%............       2,550         138         61       2,749      8.2       2,730       8.0
76% to 80%............          --          --         --          --       --          --        --
Greater than 80%......         208         115        223         546      1.6         519       1.5
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   31,586   $   1,162    $   692  $   33,440   100.0%  $   34,245    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                        -------------------------------------------------------
                                   2016                        2015
                        --------------------------- ---------------------------
                           Recorded       % of         Recorded
                          Investment      Total       Investment    % of Total
                        -------------- ------------ -------------- ------------
                                         (Dollars in millions)
 Loan-to-value ratios:
 Less than 65%.........  $      11,829        95.7%  $      10,975        94.1%
 65% to 75%............            424          3.4            609          5.2
 76% to 80%............             17          0.2             21          0.2
 Greater than 80%......             88          0.7             58          0.5
                        -------------- ------------ -------------- ------------
   Total...............  $      12,358       100.0%  $      11,663       100.0%
                        ============== ============ ============== ============

    The estimated fair value of agricultural mortgage loans was $12.5 billion and $11.9 billion at December 31, 2016 and 2015, respectively.

  Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                              December 31,
                           ---------------------------------------------------
                                     2016                      2015
                           ------------------------- -------------------------
                             Recorded       % of       Recorded       % of
                            Investment      Total     Investment      Total
                           ------------- ----------- ------------- -----------
                                          (Dollars in millions)
  Performance indicators:
  Performing..............  $      9,563       96.6%  $      8,261       96.5%
  Nonperforming...........           332         3.4           301         3.5
                           ------------- ----------- ------------- -----------
    Total.................  $      9,895      100.0%  $      8,562      100.0%
                           ============= =========== ============= ===========

    The estimated fair value of residential mortgage loans was $10.3 billion and $8.8 billion at December 31, 2016 and 2015, respectively.

  Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                    Greater than 90 Days Past Due and Still
                            Past Due                          Accruing Interest                          Nonaccrual
              ------------------------------------- --------------------------------------- -------------------------------------
               December 31, 2016  December 31, 2015  December 31, 2016   December 31, 2015   December 31, 2016  December 31, 2015
              ------------------ ------------------ ------------------  ------------------  ------------------ ------------------
                                                                (In millions)
Commercial...         $       --         $       --         $       --           $      --          $       --         $       --
Agricultural.                127                103                104                  73                  23                 46
Residential..                332                301                 --                  --                 332                301
              ------------------ ------------------ ------------------  ------------------  ------------------ ------------------
  Total......         $      459         $      404         $      104           $      73          $      355         $      347
              ================== ================== ==================  ==================  ================== ==================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.

    During the year ended December 31, 2016, the Company had 557 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $136 million and $122 million pre-modification and post-modification, respectively. During the year ended December 31, 2015, the Company had 460 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $108 million and $96 million pre-modification and post-modification, respectively. There were no commercial or agricultural mortgage loans modified in a troubled debt restructuring for both the years ended December 31, 2016 and 2015.

    During the years ended December 31, 2016 and 2015, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring with subsequent payment default.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9) tax credit and renewable energy partnerships, loans to affiliates, leveraged leases, annuities funding structured settlement claims and direct financing leases. See "-- Related Party Investment Transactions" for information regarding loans to affiliates and annuities funding structured settlement claims.

  Tax Credit Partnerships

    The carrying value of tax credit partnerships was $1.7 billion and $1.6 billion at December 31, 2016 and 2015, respectively. Losses from tax credit partnerships included within net investment income were $166 million, $163 million, and $152 million for the years ended December 31, 2016, 2015 and 2014, respectively.

  Leveraged and Direct Financing Leases

    Investment in leveraged and direct financing leases consisted of the following at:

                                                                 December 31,
                                                  -------------------------------------------
                                                          2016                  2015
                                                  --------------------- ---------------------
                                                               Direct                Direct
                                                   Leveraged  Financing  Leveraged  Financing
                                                    Leases     Leases     Leases     Leases
                                                  ----------- --------- ----------- ---------
                                                                 (In millions)
Rental receivables, net..........................  $    1,171  $    300  $    1,238  $    376
Estimated residual values........................         690        42         755        57
                                                  ----------- --------- ----------- ---------
  Subtotal.......................................       1,861       342       1,993       433
Unearned income..................................       (572)     (127)       (615)     (159)
                                                  ----------- --------- ----------- ---------
  Investment in leases, net of non-recourse debt.  $    1,289  $    215  $    1,378  $    274
                                                  =========== ========= =========== =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 25 years, while the payment periods for direct financing leases range from one to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all leveraged lease receivables and direct financing rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $1.3 billion at both December 31, 2016 and 2015.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $4.7 billion and $3.9 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                                Years Ended December 31,
                                                                                         --------------------------------------
                                                                                             2016         2015         2014
                                                                                         -----------  -----------  ------------
                                                                                                      (In millions)
Fixed maturity securities...............................................................  $    7,912   $    7,331   $    15,374
Fixed maturity securities with noncredit OTTI losses included in AOCI...................          10          (39)          (66)
                                                                                         -----------  -----------  ------------
  Total fixed maturity securities.......................................................       7,922        7,292        15,308
Equity securities.......................................................................          72           27           173
Derivatives.............................................................................       2,244        2,208         1,649
Other...................................................................................          16          137            87
                                                                                         -----------  -----------  ------------
  Subtotal..............................................................................      10,254        9,664        17,217
                                                                                         -----------  -----------  ------------
Amounts allocated from:
Future policy benefits..................................................................          (9)          (7)       (1,964)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI........................         (1)           --           (3)
DAC, VOBA and DSI.......................................................................        (569)        (572)         (918)
Policyholder dividend obligation........................................................      (1,931)      (1,783)       (3,155)
                                                                                         -----------  -----------  ------------
  Subtotal..............................................................................      (2,510)     (2,362)        (6,040)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
 AOCI...................................................................................         (3)           14            25
Deferred income tax benefit (expense)...................................................      (2,690)      (2,542)       (3,928)
                                                                                         -----------  -----------  ------------
  Net unrealized investment gains (losses)..............................................       5,051        4,774         7,274
Net unrealized investment gains (losses) attributable to noncontrolling interests.......          --           (1)           (1)
                                                                                         -----------  -----------  ------------
  Net unrealized investment gains (losses) attributable to Metropolitan Life Insurance
   Company..............................................................................  $    5,051   $    4,773   $     7,273
                                                                                         ===========  ===========  ============

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                             Years Ended December 31,
                                                         -------------------------------
                                                               2016             2015
                                                         --------------  ---------------
                                                                  (In millions)
Balance at January 1,...................................  $         (39)  $          (66)
Noncredit OTTI losses and subsequent changes recognized.             10                5
Securities sold with previous noncredit OTTI loss.......             39              105
Subsequent changes in estimated fair value..............             --              (83)
                                                         --------------  ---------------
Balance at December 31,.................................  $          10   $          (39)
                                                         ==============  ===============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                           Years Ended December 31,
                                                                                   ---------------------------------------
                                                                                       2016         2015          2014
                                                                                   -----------  ------------  ------------
                                                                                                (In millions)
Balance at January 1,.............................................................  $    4,773   $     7,273   $     3,704
Fixed maturity securities on which noncredit OTTI losses have been
 recognized.......................................................................          49            27            83
Unrealized investment gains (losses) during the year..............................         541        (7,580)        8,313
Unrealized investment gains (losses) relating to:.................................
Future policy benefits............................................................          (2)        1,957        (1,354)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................          (1)            3            (8)
DAC, VOBA and DSI.................................................................           3           346          (197)
Policyholder dividend obligation..................................................        (148)        1,372        (1,384)
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI...............................................................         (17)          (11)          (26)
Deferred income tax benefit (expense).............................................        (148)        1,386        (1,858)
                                                                                   -----------  ------------  ------------
  Net unrealized investment gains (losses)........................................       5,050         4,773         7,273
Net unrealized investment gains (losses) attributable to noncontrolling
 interests........................................................................           1            --            --
                                                                                   -----------  ------------  ------------
Balance at December 31,...........................................................  $    5,051   $     4,773   $     7,273
                                                                                   ===========  ============  ============
Change in net unrealized investment gains (losses)................................  $      277   $    (2,500)  $     3,569
Change in net unrealized investment gains (losses) attributable to noncontrolling
 interests........................................................................           1            --            --
                                                                                   -----------  ------------  ------------
Change in net unrealized investment gains (losses) attributable to Metropolitan
 Life Insurance Company...........................................................  $      278   $    (2,500)  $     3,569
                                                                                   ===========  ============  ============

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                        -----------------------
                                                           2016        2015
                                                        ----------- -----------
                                                             (In millions)
Securities on loan: (1)
  Amortized cost....................................... $    15,694 $    16,257
  Estimated fair value................................. $    16,496 $    17,700
Cash collateral on deposit from counterparties (2)..... $    16,807 $    18,053
Security collateral on deposit from counterparties (3). $        14 $        22
Reinvestment portfolio -- estimated fair value......... $    16,821 $    18,138

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                       December 31, 2016                       December 31, 2015
                                              --------------------------------------- ---------------------------------------
                                              Remaining Tenor of Securities           Remaining Tenor of Securities
                                                  Lending Agreements                      Lending Agreements
                                              -----------------------------           -----------------------------
                                                        1 Month    1 to 6                       1 Month    1 to 6
                                              Open (1)  or Less    Months     Total   Open (1)  or Less    Months     Total
                                              --------  --------  --------  --------- --------  --------  --------  ---------
                                                                            (In millions)
Cash collateral liability by loaned security
 type:
U.S. government and agency...................  $ 4,033   $ 5,640   $ 7,134   $ 16,807  $ 6,260   $ 7,421   $ 4,303   $ 17,984
All other securities.........................       --        --        --         --        1        47        21         69
                                              --------  --------  --------  --------- --------  --------  --------  ---------
  Total......................................  $ 4,033   $ 5,640   $ 7,134   $ 16,807  $ 6,261   $ 7,468   $ 4,324   $ 18,053
                                              ========  ========  ========  ========= ========  ========  ========  =========

------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $4.0 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments and
ABS) with 66% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                    December 31,
                                                              -------------------------
                                                                  2016         2015
                                                              ------------ ------------
                                                                    (In millions)
Invested assets on deposit (regulatory deposits).............  $        47  $     1,245
Invested assets pledged as collateral (1)....................       20,750       19,011
                                                              ------------ ------------
  Total invested assets on deposit and pledged as collateral.  $    20,797  $    20,256
                                                              ============ ============

--------

(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan and
Note 7 for information regarding investments designated to the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                  ---------------------------
                                                      2016          2015
                                                  ------------- -------------
                                                         (In millions)
  Outstanding principal and interest balance (1).  $      5,859  $      5,139
  Carrying value (2).............................  $      4,598  $      3,937

-----------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                       Years Ended December 31,
                                                      ---------------------------
                                                          2016          2015
                                                      ------------- -------------
                                                             (In millions)
Contractually required payments (including interest).  $      1,831  $      1,401
Cash flows expected to be collected (1)..............  $      1,644  $      1,222
Fair value of investments acquired...................  $      1,206  $        905

---------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                      Years Ended December 31,
                                                     --------------------------
                                                         2016          2015
                                                     ------------  ------------
                                                            (In millions)
Accretable yield, January 1,........................  $     1,784   $     1,883
Investments purchased...............................          438           317
Accretion recognized in earnings....................         (277)         (276)
Disposals...........................................         (138)          (48)
Reclassification (to) from nonaccretable difference.         (129)          (92)
                                                     ------------  ------------
Accretable yield, December 31,......................  $     1,678   $     1,784
                                                     ============  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $10.8 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.4 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for one of the three most recent annual periods:
2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $385.3 billion and $397.9 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$48.5 billion and $64.1 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $27.6 billion, $23.4 billion and $33.7 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                 December 31,
                                   -----------------------------------------
                                           2016                 2015
                                   -------------------- --------------------
                                    Total      Total     Total      Total
                                    Assets  Liabilities  Assets  Liabilities
                                   -------- ----------- -------- -----------
                                                 (In millions)
   Real estate joint ventures (1).  $ 1,124    $     --  $    --    $     --
   Fixed maturity securities (2)..       --          --      104          50
   Other investments (3)..........       62          12       89          13
                                   -------- ----------- -------- -----------
     Total........................  $ 1,186    $     12  $   193    $     63
                                   ======== =========== ======== ===========

------------

(1) The Company consolidates certain affiliated real estate joint ventures. At December 31, 2016, the Company and its affiliates invested $1.0 billion and $85 million, respectively, in these affiliated real estate joint ventures.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


(2)The Company consolidates certain fixed maturity securities purchased in an investment structure which was partially funded with affiliated long-term debt. These investments were sold in June 2016.

(3)Other investments is comprised primarily of other invested assets and other limited partnership interests. The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2016 and 2015.

  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                              December 31,
                                     ---------------------------------------------------------------
                                                  2016                            2015
                                     ------------------------------- -------------------------------
                                                         Maximum                         Maximum
                                          Carrying      Exposure          Carrying      Exposure
                                         Amount          to Loss (1)     Amount          to Loss (1)
                                     --------------- --------------- --------------- ---------------
                                                              (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $       34,912  $       34,912  $       37,061  $       37,061
  U.S. and foreign corporate........           1,167           1,167           1,593           1,593
Other limited partnership interests.           3,383           5,674           2,874           3,672
Other invested assets...............           2,089           2,666           1,564           2,116
Real estate joint ventures..........              81              95              31              44
                                     --------------- --------------- --------------- ---------------
  Total.............................  $       41,632  $       44,514  $       43,123  $       44,486
                                     =============== =============== =============== ===============

-----------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $150 million and $179 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2016, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                                                            Years Ended December 31,
                                                                                      ------------------------------------
                                                                                         2016         2015        2014
                                                                                      ----------- -----------  -----------
                                                                                                 (In millions)
Investment income:
Fixed maturity securities............................................................  $    7,653  $    7,930   $    8,260
Equity securities....................................................................          90          91           86
FVO and trading securities -- FVO general account and Actively traded securities (1).           3         (15)          23
Mortgage loans.......................................................................       2,539       2,514        2,378
Policy loans.........................................................................         404         435          448
Real estate and real estate joint ventures...........................................         488         743          725
Other limited partnership interests..................................................         413         519          721
Cash, cash equivalents and short-term investments....................................          43          25           26
Operating joint venture..............................................................           9           9            2
Other................................................................................         204         202           61
                                                                                      ----------- -----------  -----------
  Subtotal...........................................................................      11,846      12,453       12,730
Less: Investment expenses............................................................         763         876          838
                                                                                      ----------- -----------  -----------
  Subtotal, net......................................................................      11,083      11,577       11,892
                                                                                      ----------- -----------  -----------
FVO CSEs -- interest income:
Securities...........................................................................          --          --            1
                                                                                      ----------- -----------  -----------
  Subtotal...........................................................................          --          --            1
                                                                                      ----------- -----------  -----------
  Net investment income..............................................................  $   11,083  $   11,577   $   11,893
                                                                                      =========== ===========  ===========

-----------
(1) Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were less than $1 million, ($18) million and ($14) million for the years ended December 31, 2016, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                        -------------------------------
                                                                          2016       2015        2014
                                                                        -------- ------------- --------
                                                                                 (In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized -- by sector and industry:
U.S. and foreign corporate securities -- by industry:
Industrial............................................................. $   (58)   $     --    $     --
Utility................................................................     (20)       (15)          --
Communications.........................................................      (3)         --          --
Consumer...............................................................       --       (21)         (6)
                                                                        --------   --------    --------
  Total U.S. and foreign corporate securities..........................     (81)       (36)         (6)
RMBS...................................................................     (16)       (17)        (20)
State and political subdivision........................................       --        (1)          --
                                                                        --------   --------    --------
  OTTI losses on fixed maturity securities recognized in earnings......     (97)       (54)        (26)
Fixed maturity securities -- net gains (losses) on sales and disposals.      169      (114)        (99)
                                                                        --------   --------    --------
  Total gains (losses) on fixed maturity securities....................       72       (168)      (125)
                                                                        --------   --------    --------
Total gains (losses) on equity securities:
Total OTTI losses recognized -- by sector:
Common stock...........................................................     (75)       (37)         (5)
Non-redeemable preferred stock.........................................       --         --        (16)
                                                                        --------   --------    --------
  OTTI losses on equity securities recognized in earnings..............     (75)       (37)        (21)
Equity securities -- net gains (losses) on sales and disposals.........       19         --          42
                                                                        --------   --------    --------
  Total gains (losses) on equity securities............................     (56)       (37)          21
                                                                        --------   --------    --------
FVO and trading securities -- FVO general account securities...........       --         --           1
Mortgage loans.........................................................     (20)       (90)        (36)
Real estate and real estate joint ventures.............................      142        430         252
Other limited partnership interests....................................     (59)       (66)        (69)
Other..................................................................     (33)       (18)       (108)
                                                                        --------   --------    --------
  Subtotal.............................................................       46         51        (64)
                                                                        --------   --------    --------
FVO CSEs:
Securities.............................................................        1         --          --
Long-term debt -- related to securities................................       --         --         (1)
Non-investment portfolio gains (losses)................................       85        208         208
                                                                        --------   --------    --------
  Subtotal.............................................................       86        208         207
                                                                        --------   --------    --------
  Total net investment gains (losses).................................. $    132   $    259    $    143
                                                                        ========   ========    ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $89 million, $125 million and $132 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                          Years Ended December 31,
                                 -------------------------------------------------------------------------
                                     2016         2015         2014        2016        2015        2014
                                 -----------  -----------  -----------  ----------  ----------  ----------
                                       Fixed Maturity Securities                 Equity Securities
                                 -------------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds........................  $   58,812   $   60,957   $   44,906   $     146   $     105   $     128
                                 ===========  ===========  ===========  ==========  ==========  ==========
Gross investment gains..........  $      755   $      584   $      260   $      28   $      28   $      46
Gross investment losses.........        (586)        (698)        (359)         (9)        (28)         (4)
OTTI losses.....................         (97)         (54)         (26)        (75)        (37)        (21)
                                 -----------  -----------  -----------  ----------  ----------  ----------
  Net investment gains (losses).  $       72   $     (168)  $     (125)  $     (56)  $     (37)  $      21
                                 ===========  ===========  ===========  ==========  ==========  ==========

  Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                       Years Ended December 31,
                                                                                                      --------------------------
                                                                                                          2016          2015
                                                                                                      ------------  ------------
                                                                                                              (In millions)
Balance at January 1,................................................................................  $       188   $       263
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................            1            14
  Additional impairments -- credit loss OTTI on securities previously impaired.......................           13            15
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.          (43)         (102)
  Securities impaired to net present value of expected future cash flows.............................           (1)           --
  Increase in cash flows -- accretion of previous credit loss OTTI...................................           (1)           (2)
                                                                                                      ------------  ------------
Balance at December 31,..............................................................................  $       157   $       188
                                                                                                      ============  ============

  Related Party Investment Transactions

    The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                         Years Ended December 31,
                                                                      ------------------------------
                                                                         2016      2015      2014
                                                                      ---------- --------- ---------
                                                                              (In millions)
 Estimated fair value of invested assets transferred to affiliates...  $   5,678  $  1,003  $     97
 Amortized cost of invested assets transferred to affiliates.........  $   5,338  $    941  $     89
 Net investment gains (losses) recognized on transfers...............  $     340  $     62  $      8
 Estimated fair value of invested assets transferred from affiliates.  $   1,583  $    237  $    882

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    In April 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $4.0 billion and $4.3 billion, respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse Insurance, an affiliate, which are included in the table above. See Note 6 for additional information related to the transfer. Also, in November 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $863 million and $933 million, respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse NY, an affiliate, which are included in the table above.

    In July 2014, the Company purchased from certain affiliates MetLife, Inc. affiliated loans with an unpaid principal balance of $400 million and estimated fair value of $437 million, which are included in the table above. The unpaid principal balance of MetLife, Inc. affiliated loans held by the Company totals $1.8 billion, bear interest at the following fixed rates, payable semiannually, and are due as follows: $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $358 million at 5.64% due on July 15, 2021 and $467 million at 5.86% due on December 16, 2021. In September 2016, an affiliated loan for $250 million matured and, subsequently, a new loan was issued for $250 million, which bears interest, payable semiannually, at a fixed rate of 3.03% and matures on September 30, 2020. The carrying value of these MetLife, Inc. affiliated loans totaled $1.8 billion and $2.0 billion at December 31, 2016 and 2015, respectively, and are included in other invested assets. Net investment income from these affiliated loans was $91 million, $95 million and $92 million for the years ended December 31, 2016, 2015 and 2014, respectively.

    As a structured settlements assignment company, the Company purchases annuities from affiliates to fund the periodic structured settlement claim payment obligations it assumes. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate contract values of annuities funding structured settlement claims are recorded as an asset for which the Company has also recorded an unpaid claim obligation of equal amount. Such aggregated contract values were $1.3 billion at both December 31, 2016 and 2015. The related net investment income and corresponding policyholder benefits and claims recognized were $64 million and $63 million for the years ended December 31, 2016 and 2015, respectively.

    The Company had a surplus note outstanding from American Life Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $100 million at both December 31, 2016 and 2015. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020. Net investment income from this surplus note was $3 million, $3 million and less than $1 million for the years ended
  December 31, 2016, 2015 and 2014, respectively.

    The Company held preferred stock of Metropolitan Property and Casualty Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $315 million at both December 31, 2016 and 2015. Dividends are payable quarterly at a variable rate. Net investment income from the affiliated preferred stock dividends was $5 million, $4 million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

    The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $172 million, $157 million and $179 million for the years ended December 31, 2016, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for information on investments in affiliated real estate joint ventures.

    See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives



Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. government and agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

  Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and nonqualifying hedging relationships.

  To a lesser extent, the Company uses exchange-traded interest rate futures in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities, or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  The Company also enters into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments. At December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

  In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                         December 31,
                                                             --------------------------------------------------------------------
                                                                           2016                               2015
                                                             --------------------------------- ----------------------------------
                                                                         Estimated Fair Value               Estimated Fair Value
                                                                        ----------------------             ----------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                           Primary Underlying Risk Exposure    Amount    Assets    Liabilities   Amount     Assets    Liabilities
                          ---------------------------------  ---------- --------- ------------ ----------- --------- ------------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps......  Interest rate....................  $   4,993  $  2,221   $       6   $    5,089  $  2,177   $      11
Foreign currency swaps...  Foreign currency exchange rate...      1,200        29         224        2,133        61         159
                                                             ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal..................................................       6,193     2,250         230        7,222     2,238         170
                                                             ---------- ---------  ----------  ----------- ---------  ----------
Cash flow hedges:
Interest rate swaps......  Interest rate....................      1,793       325          26        1,960       426          --
Interest rate forwards...  Interest rate....................      4,033        --         370           70        15          --
Foreign currency swaps...  Foreign currency exchange rate...     20,080     1,435       1,604       18,743     1,132       1,376
                                                             ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                        25,906     1,760       2,000       20,773     1,573       1,376
                                                             ---------- ---------  ----------  ----------- ---------  ----------
 Total qualifying hedges...................................      32,099     4,010       2,230       27,995     3,811       1,546
                                                             ---------- ---------  ----------  ----------- ---------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps......  Interest rate....................     32,662     2,514         879       51,489     2,613       1,197
Interest rate floors.....  Interest rate....................      9,001       173           2       13,701       252          10
Interest rate caps.......  Interest rate....................     78,358       112           3       55,136        67           2
Interest rate futures....  Interest rate....................      2,342         3          --        2,023        --           2
Interest rate options....  Interest rate....................        850       144           1        2,295       227           4
Interest rate forwards...  Interest rate....................        396        --           3           --        --          --
Interest rate total
 return swaps............  Interest rate....................      1,549         2         127           --        --          --
Synthetic GICs...........  Interest rate....................      5,566        --          --        4,216        --          --
Foreign currency swaps...  Foreign currency exchange rate...      8,175     1,247          58        8,095       600          94
Foreign currency forwards  Foreign currency exchange rate...      1,396        52          18        3,014        83          36
Credit default swaps --
 purchased...............  Credit...........................        961        12           6          819        28           8
Credit default swaps --
 written.................  Credit...........................      8,025       119           8        6,577        51          11
Equity futures...........  Equity market....................      1,851        10          --        1,452        15          --
Equity index options.....  Equity market....................     11,119       260         426        7,364       326         349
Equity variance swaps....  Equity market....................      5,579        69         193        5,676        62         160
Equity total return swaps  Equity market....................      1,013         1          42          952        11           9
                                                             ---------- ---------  ----------  ----------- ---------  ----------
 Total non-designated or nonqualifying derivatives.........     168,843     4,718       1,766      162,809     4,335       1,882
                                                             ---------- ---------  ----------  ----------- ---------  ----------
 Total.....................................................   $ 200,942  $  8,728   $   3,996   $  190,804  $  8,146   $   3,428
                                                             ========== =========  ==========  =========== =========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                   ---------------------------------------
                                                       2016          2015         2014
                                                   ------------- ------------ ------------
                                                                (In millions)
Freestanding derivatives and hedging gains
  (losses) (1)....................................  $      (715)  $       463  $     1,207
Embedded derivatives gains (losses)...............         (423)          418        (170)
                                                   ------------- ------------ ------------
  Total net derivative gains (losses).............  $    (1,138)  $       881  $     1,037
                                                   ============= ============ ============

-------------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                   -------------------------------------
                                                      2016         2015         2014
                                                   ----------- ------------ ------------
                                                               (In millions)
Qualifying hedges:
Net investment income.............................  $      280  $       227  $       162
Interest credited to policyholder account balances         (1)           28          106
Nonqualifying hedges:
Net investment income.............................         (1)          (5)          (4)
Net derivative gains (losses).....................         577          518          484
Policyholder benefits and claims..................           4            2            8
                                                   ----------- ------------ ------------
  Total...........................................  $      859  $       770  $       756
                                                   =========== ============ ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                           Net          Net      Policyholder
                                        Derivative   Investment  Benefits and
                                      Gains (Losses) Income (1)   Claims (2)
                                      -------------- ----------- ------------
                                                   (In millions)
  Year Ended December 31, 2016
  Interest rate derivatives..........   $  (1,088)    $       --  $       --
  Foreign currency exchange rate
    derivatives......................          726            --          --
  Credit derivatives -- purchased....         (23)            --          --
  Credit derivatives -- written......           48            --          --
  Equity derivatives.................        (457)          (14)        (94)
                                      -------------- ----------- ------------
    Total............................   $    (794)    $     (14)  $     (94)
                                      ============== =========== ============
  Year Ended December 31, 2015
  Interest rate derivatives..........   $    (243)    $       --  $       --
  Foreign currency exchange rate
    derivatives......................          678            --          --
  Credit derivatives -- purchased....           17           (3)          --
  Credit derivatives -- written......         (57)            --          --
  Equity derivatives.................        (152)          (11)          --
                                      -------------- ----------- ------------
    Total............................   $      243    $     (14)  $       --
                                      ============== =========== ============
  Year Ended December 31, 2014
  Interest rate derivatives..........   $      314    $       --  $       --
  Foreign currency exchange rate
    derivatives......................          554            --          --
  Credit derivatives -- purchased....          (2)            --          --
  Credit derivatives -- written......          (1)            --          --
  Equity derivatives.................           11          (10)        (10)
                                      -------------- ----------- ------------
    Total............................   $      876    $     (10)  $     (10)
                                      ============== =========== ============

-------------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                           Net Derivative  Net Derivative Ineffectiveness
                                                                           Gains (Losses)  Gains (Losses)  Recognized in
 Derivatives in Fair Value            Hedged Items in Fair Value             Recognized    Recognized for Net Derivative
 Hedging Relationships                  Hedging Relationships              for Derivatives  Hedged Items  Gains (Losses)
--------------------------  ---------------------------------------------- --------------- -------------- ---------------
                                                                                           (In millions)
Year Ended December 31, 2016
 Interest rate swaps:       Fixed maturity securities.....................     $         8     $      (9)     $       (1)
                            Policyholder liabilities (1)..................           (109)             90            (19)
 Foreign currency swaps:    Foreign-denominated fixed maturity securities.              10            (9)               1
                            Foreign-denominated policyholder account
                             balances (2).................................            (95)             92             (3)
                                                                           --------------- -------------- ---------------
  Total.................................................................       $     (186)     $      164     $      (22)
                                                                           =============== ============== ===============
Year Ended December 31, 2015
 Interest rate swaps:       Fixed maturity securities.....................     $         4     $       --     $         4
                            Policyholder liabilities (1)..................             (4)            (6)            (10)
 Foreign currency swaps:    Foreign-denominated fixed maturity securities.              14            (5)               9
                            Foreign-denominated policyholder account
                             balances (2).................................           (240)            231             (9)
                                                                           --------------- -------------- ---------------
  Total.................................................................       $     (226)     $      220     $       (6)
                                                                           =============== ============== ===============
Year Ended December 31, 2014
 Interest rate swaps:       Fixed maturity securities.....................     $         4     $      (1)     $         3
                            Policyholder liabilities (1)..................             649          (635)              14
 Foreign currency swaps:    Foreign-denominated fixed maturity securities.              13           (11)               2
                            Foreign-denominated policyholder account
                             balances (2).................................           (283)            270            (13)
                                                                           --------------- -------------- ---------------
  Total.................................................................       $       383     $    (377)     $         6
                                                                           =============== ============== ===============

-------------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (v) interest rate forwards to hedge forecasted fixed-rate borrowings.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $17 million, $14 million and ($14) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   At both December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   At both December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $2.2 billion.

   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                      Amount and Location        Amount and Location
                             Amount of Gains           of Gains (Losses)          of Gains (Losses)
 Derivatives in Cash Flow  (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships      AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
-------------------------  -------------------- ------------------------------- ---------------------
                           (Effective Portion)        (Effective Portion)       (Ineffective Portion)
-                          -------------------- ------------------------------- ---------------------
                                                Net Derivative  Net Investment     Net Derivative
                                                 Gains (Losses)     Income         Gains (Losses)
                                                --------------- --------------- ---------------------
                                                         (In millions)
Year Ended December 31, 2016
 Interest rate swaps......   $               58  $           57  $           12  $                 --
 Interest rate forwards...                (366)             (1)               3                    --
 Foreign currency swaps...                  167           (251)             (1)                    --
 Credit forwards..........                   --               3               1                    --
                           -------------------- --------------- --------------- ---------------------
   Total..................   $            (141)  $        (192)  $           15  $                 --
                           ==================== =============== =============== =====================
Year Ended December 31, 2015
 Interest rate swaps......   $               76  $           83  $           11  $                  2
 Interest rate forwards...                  (3)               4               2                    --
 Foreign currency swaps...                 (92)           (679)             (1)                     7
 Credit forwards..........                   --               1               1                    --
                           -------------------- --------------- --------------- ---------------------
   Total..................   $             (19)  $        (591)  $           13  $                  9
                           ==================== =============== =============== =====================
Year Ended December 31, 2014
 Interest rate swaps......   $              587  $           41  $            9  $                  3
 Interest rate forwards...                   34             (8)               2                    --
 Foreign currency swaps...                 (15)           (725)             (2)                     2
 Credit forwards..........                   --              --               1                    --
                           -------------------- --------------- --------------- ---------------------
   Total..................   $              606  $        (692)  $           10  $                  5
                           ==================== =============== =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expected to reclassify ($156) million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $8.0 billion and $6.6 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $111 million and $40 million, respectively, to terminate all of these contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          ---------------------------------------------------------------------------------
                                                            2016                                     2015
                                          ----------------------------------------- ---------------------------------------
                                                         Maximum                                  Maximum
                                          Estimated       Amount                    Estimated      Amount
                                          Fair Value    of Future       Weighted    Fair Value   of Future      Weighted
                                          of Credit   Payments under    Average     of Credit  Payments under    Average
 Rating Agency Designation of Referenced   Default    Credit Default    Years to     Default   Credit Default   Years to
 Credit Obligations (1)                     Swaps         Swaps        Maturity (2)   Swaps        Swaps       Maturity (2)
----------------------------------------- ----------  -------------- -------------- ---------- -------------- -------------
                                                                       ( Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3).....   $      1    $        229            2.7   $     2    $        245           2.5
Credit default swaps referencing indices.         32           2,093            3.5         5           1,366           3.3
                                          ----------  --------------                ---------- --------------
  Subtotal...............................         33           2,322            3.4         7           1,611           3.2
                                          ----------  --------------                ---------- --------------
Baa
Single name credit default swaps (3).....          3             563            2.2         5             752           2.6
Credit default swaps referencing indices.         61           4,730            5.1        21           3,452           4.8
                                          ----------  --------------                ---------- --------------
  Subtotal...............................         64           5,293            4.8        26           4,204           4.4
                                          ----------  --------------                ---------- --------------
Ba
Single name credit default swaps (3).....         (2)            115            4.2        (2)             60           2.2
Credit default swaps referencing indices.         --              --             --        (1)            100           1.0
                                          ----------  --------------                ---------- --------------
  Subtotal...............................         (2)            115            4.2        (3)            160           1.4
                                          ----------  --------------                ---------- --------------
B
Single name credit default swaps (3).....         --              70            1.8        --              --            --
Credit default swaps referencing indices.         16             225            5.0        10             602           4.9
                                          ----------  --------------                ---------- --------------
  Subtotal...............................         16             295            4.2        10             602           4.9
                                          ----------  --------------                ---------- --------------
  Total..................................   $    111    $      8,025            4.4   $    40    $      6,577           4.1
                                          ==========  ==============                =========  ==============

-------------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

   The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $8.0 billion and $6.6 billion from the table above were $30 million and $70 million at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company no longer maintained a trading portfolio for derivatives. At December 31, 2015, written credit default swaps held in relation to the trading portfolio amounted to $20 million in gross notional amount and ($2) million in estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                         December 31,
                                                                      --------------------------------------------------
                                                                                2016                      2015
                                 -                                    ------------------------  ------------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets    Liabilities     Assets    Liabilities
--------------------------------------------------------------------  -----------  -----------  -----------  -----------
                                                                                         (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)....................................................  $    7,926   $    3,349   $    7,368   $    2,667
OTC-cleared (1)......................................................         905          611          909          783
Exchange-traded......................................................          13           --           15            2
                                                                      -----------  -----------  -----------  -----------
  Total gross estimated fair value of derivatives (1)................       8,844        3,960        8,292        3,452
Amounts offset on the consolidated balance sheets....................          --           --           --           --
                                                                      -----------  -----------  -----------  -----------
  Estimated fair value of derivatives presented on the consolidated
   balance sheets (1)................................................       8,844        3,960        8,292        3,452
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral........................................................      (2,737)      (2,737)      (2,117)      (2,117)
OTC-cleared..........................................................        (391)        (391)        (776)        (776)
Exchange-traded......................................................          --           --           --           --
Cash collateral: (3), (4)
OTC-bilateral........................................................      (3,418)          --       (3,705)          (3)
OTC-cleared..........................................................        (497)        (217)        (119)          --
Exchange-traded......................................................          --           --           --           --
Securities collateral: (5)
OTC-bilateral........................................................      (1,560)        (609)      (1,345)        (541)
OTC-cleared..........................................................          --           --           --           --
Exchange-traded......................................................          --           --           --           --
                                                                      -----------  -----------  -----------  -----------
  Net amount after application of master netting agreements and
   collateral........................................................  $      241   $        6   $      230   $       15
                                                                      ===========  ===========  ===========  ===========

-------------

(1)At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $116 million and $146 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($36) million and $24 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $77 million and $17 million, respectively, and provided excess cash collateral of $9 million and $58 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $21 million and $71 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $75 million and $81 million, respectively, for its OTC-bilateral derivatives, and $531 million and $239 million, respectively, for its OTC-cleared derivatives, and $116 million and $15 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. A small number of these arrangements also include financial strength or credit rating contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in credit ratings of Metropolitan Life Insurance Company and/or the credit ratings of the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that Metropolitan Life Insurance Company would be required to provide if there was a one-notch downgrade in its financial strength or credit rating, as applicable, at the reporting date or if its financial strength or credit rating, as applicable, sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                  December 31,
                                                      --------------------------------------------------------------------
                                                                     2016                              2015
                                                      ---------------------------------- ---------------------------------
                                                       Derivatives  Derivatives          Derivatives  Derivatives
                                                       Subject to   Not Subject          Subject to   Not Subject
                                                       Financial    to Financial          Financial   to Financial
                                                       Strength-     Strength-            Strength-    Strength-
                                                       Contingent   Contingent            Contingent  Contingent
                                                       Provisions   Provisions    Total  Provisions   Provisions    Total
                                                      ------------ ------------- ------- ----------- ------------- -------
                                                                                 (In millions)
Estimated Fair Value of Derivatives in a Net
 Liability Position (1)..............................      $   612        $   -- $   612     $   547        $    3 $   550
Estimated Fair Value of Collateral Provided:
Fixed maturity securities............................      $   684        $   -- $   684     $   622        $   -- $   622
Cash.................................................      $    --        $   -- $    --     $    --        $    4 $     4
Estimated Fair Value of Incremental Collateral
 Provided Upon:
One-notch downgrade in financial strength or credit
 rating, as applicable...............................      $    --        $   -- $    --     $    --        $   -- $    --
Downgrade in financial strength or credit rating, as
 applicable, to a level that triggers full overnight
 collateralization or termination of the derivative
 position............................................      $    --        $   -- $    --     $    --        $   -- $    --

-------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                            December 31,
                                                                                        --------------------
                                                     Balance Sheet Location                2016       2015
                                           -------------------------------------------- ----------  --------
                                                                                            (In millions)
Embedded derivatives within asset host
 contracts:
Ceded guaranteed minimum benefits......... Premiums, reinsurance and other receivables.  $     460   $   712
Options embedded in debt or equity
 securities............................... Investments.................................        (78)     (142)
                                                                                        ----------  --------
 Embedded derivatives within asset host contracts.....................................   $     382   $   570
                                                                                        ==========  ========
Embedded derivatives within liability
 host contracts:
Direct guaranteed minimum benefits........ Policyholder account balances...............  $     169   $  (284)
Assumed guaranteed minimum benefits....... Policyholder account balances...............        390       126
Funds withheld on ceded reinsurance....... Other liabilities...........................        777       687
Fixed annuities with equity indexed
 returns.................................. Policyholder account balances...............         17        (3)
                                                                                        ----------  --------
 Embedded derivatives within liability host contracts.................................   $   1,353   $   526
                                                                                        ==========  ========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                       Years Ended December 31,
                                              ------------------------------------------
                                                   2016          2015          2014
                                              -------------- ------------ --------------
                                                            (In millions)
Net derivative gains (losses) (1), (2)....... $        (423) $        418 $        (170)

-------------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $76 million, $29 million and $14 million for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($29) million, ($4) million and ($9) million for the years ended
   December 31, 2016, 2015 and 2014, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value


   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                  December 31, 2016
                                                          -----------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          --------------------------------------------------
                                                                                                                 Total
                                                                                                               Estimated
                                                              Level 1          Level 2          Level 3        Fair Value
                                                          ---------------- ---------------- ---------------- --------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $        51,303  $         4,855  $      56,158
U.S. government and agency...............................           17,597           18,018               --         35,615
Foreign corporate........................................               --           20,373            3,984         24,357
RMBS.....................................................               --           19,719            3,698         23,417
ABS......................................................               --            6,745              759          7,504
State and political subdivision..........................               --            7,126               10          7,136
CMBS.....................................................               --            4,851               84          4,935
Foreign government.......................................               --            3,977               21          3,998
                                                          ---------------- ---------------- ---------------- --------------
  Total fixed maturity securities........................           17,597          132,112           13,411        163,120
                                                          ---------------- ---------------- ---------------- --------------
Equity securities........................................              408            1,011              420          1,839
FVO and trading securities (1)...........................               --                2               21             23
Short-term investments (2)...............................            2,945            1,720               25          4,690
Residential mortgage loans -- FVO........................               --               --              566            566
Derivative assets: (3)
Interest rate............................................                3            5,489                2          5,494
Foreign currency exchange rate...........................               --            2,763               --          2,763
Credit...................................................               --              101               30            131
Equity market............................................               10              226              104            340
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative assets................................               13            8,579              136          8,728
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within asset host contracts (4).....               --               --              460            460
Separate account assets (5)..............................           27,633          105,055            1,148        133,836
                                                          ---------------- ---------------- ---------------- --------------
  Total assets...........................................  $        48,596  $       248,479  $        16,187  $     313,262
                                                          ================ ================ ================ ==============
Liabilities
Derivative liabilities: (3)
Interest rate............................................  $            --  $           917  $           500  $       1,417
Foreign currency exchange rate...........................               --            1,902                2          1,904
Credit...................................................               --               14               --             14
Equity market............................................               --              468              193            661
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative liabilities...........................               --            3,301              695          3,996
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within liability host contracts (4).               --               --            1,353          1,353
Long-term debt...........................................               --               --               74             74
Trading liabilities (6)..................................               --               --               --             --
Separate account liabilities (5).........................               --               16                7             23
                                                          ---------------- ---------------- ---------------- --------------
  Total liabilities......................................  $            --  $         3,317  $         2,129  $       5,446
                                                          ================ ================ ================ ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                  December 31, 2015
                                                          -----------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          --------------------------------------------------
                                                                                                                 Total
                                                                                                               Estimated
                                                              Level 1          Level 2          Level 3        Fair Value
                                                          ---------------- ---------------- ---------------- --------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $        56,848  $         4,709  $      61,557
U.S. government and agency...............................           23,015           16,678               --         39,693
Foreign corporate........................................               --           23,222            3,573         26,795
RMBS.....................................................               --           20,585            3,330         23,915
ABS......................................................               --            5,699              868          6,567
State and political subdivision..........................               --            6,941               33          6,974
CMBS.....................................................               --            6,361              218          6,579
Foreign government.......................................               --            3,331              275          3,606
                                                          ---------------- ---------------- ---------------- --------------
  Total fixed maturity securities........................           23,015          139,665           13,006        175,686
                                                          ---------------- ---------------- ---------------- --------------
Equity securities........................................              424            1,197              328          1,949
FVO and trading securities (1)...........................               --              402               29            431
Short-term investments (2)...............................            1,513            3,882              200          5,595
Residential mortgage loans -- FVO........................               --               --              314            314
Derivative assets: (3)
Interest rate............................................               --            5,762               15          5,777
Foreign currency exchange rate...........................               --            1,876               --          1,876
Credit...................................................               --               72                7             79
Equity market............................................               15              282              117            414
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative assets................................               15            7,992              139          8,146
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within asset host contracts (4).....               --               --              712            712
Separate account assets (5)..............................           23,498          110,921            1,520        135,939
                                                          ---------------- ---------------- ---------------- --------------
  Total assets...........................................  $        48,465  $       264,059  $        16,248  $     328,772
                                                          ================ ================ ================ ==============
Liabilities
Derivative liabilities: (3)
Interest rate............................................  $             2  $         1,224  $            --  $       1,226
Foreign currency exchange rate...........................               --            1,665               --          1,665
Credit...................................................               --               17                2             19
Equity market............................................               --              358              160            518
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative liabilities...........................                2            3,264              162          3,428
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within liability host contracts (4).               --               --              526            526
Long-term debt...........................................               --               50               36             86
Trading liabilities (6)..................................              103               50               --            153
Separate account liabilities (5).........................               --               --               --             --
                                                          ---------------- ---------------- ---------------- --------------
  Total liabilities......................................  $           105  $         3,364  $           724  $       4,193
                                                          ================ ================ ================ ==============

-------------

(1)In 2016, the Company reinvested its trading securities portfolio into other asset classes and, at December 31, 2016, the Company no longer held any actively traded securities. FVO and trading securities at December 31, 2016 were comprised primarily of FVO general account securities, while at December 31, 2015, FVO and trading securities was comprised primarily of actively traded securities.

(2)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(4)Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, future policy benefits and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($78) million and ($142) million, respectively.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets. Separate account liabilities presented in the tables above represent derivative liabilities.

(6)Trading liabilities are presented within other liabilities on the consolidated balance sheets.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Board of Directors of each of MetLife, Inc. and Metropolitan Life Insurance Company regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 4% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments, Long-term Debt and Trading Liabilities

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of FVO securities held by consolidated securitization entities ("CSEs"), long-term debt and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                         Level 2                                                 Level 3
                              Observable Inputs                                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and        Valuation Techniques: Principally the market approach.
             income approaches.
            Key Inputs:                                             Key Inputs:
            . quoted prices in markets that are not active          . illiquidity premium
            . benchmark yields; spreads off benchmark yields; new   .  delta spread adjustments to reflect specific
              issuances; issuer rating                                credit-related issues
            . trades of identical or comparable securities;         . credit spreads
              duration
            .  Privately-placed securities are valued using the     .  quoted prices in markets that are not active for
              additional key inputs:                                   identical or similar securities that are less
            . market yield curve; call provisions                      liquid and based on lower levels of trading
            . observable prices and spreads for similar public or      activity than securities classified in Level 2
              private securities that     incorporate the credit    .  independent non-binding broker quotations
              quality and industry sector of the issuer
             .  delta spread adjustments to reflect specific
               credit-related issues
---------------------------------------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.  Valuation Techniques: Principally the market approach.
            Key Inputs:                                             Key Inputs:
            . quoted prices in markets that are not active          . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields
            . the spread off the U.S. Treasury yield curve for the  . quoted prices in markets that are not active for
              identical  security                                      identical or similar securities that are less
            . issuer ratings and issuer spreads; broker-dealer         liquid and based on lower levels of trading
              quotes                                                   activity than securities classified in Level 2
            . comparable securities that are actively traded        . credit spreads
---------------------------------------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and        Valuation Techniques: Principally the market and
             income approaches.                                      income approaches.
            Key Inputs:                                             Key Inputs:
            . quoted prices in markets that are not active          . credit spreads
            . spreads for actively traded securities; spreads off   . quoted prices in markets that are not active for
              benchmark yields                                        identical or similar  securities that are less
            . expected prepayment speeds and volumes                  liquid and based on lower levels of trading
            .  current and forecasted loss severity; ratings;          activity than securities classified in Level 2
              geographic region                                     .  independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates; debt-service coverage
              ratios
            . issuance-specific information, including, but not
              limited to:
             .  collateral type; structure of the security;
               vintage of the loans
             .  payment terms of the underlying assets
             . payment priority within the tranche; deal
               performance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                   Level 2                                                 Level 3
Instrument                    Observable Inputs                                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.  Valuation Techniques: Principally the market and income approaches.
            Key Input:                                              Key Inputs:
            . quoted prices in markets that are not considered
              active                                                . credit ratings; issuance structures
                                                                    .  quoted prices in markets that are not active for
                                                                       identical or similar securities that are less
                                                                       liquid and based on lower levels of trading
                                                                       activity than securities classified in Level 2
                                                                    . independent non-binding broker quotations
---------------------------------------------------------------------------------------------------------------------------
FVO and trading securities and Short-term investments
---------------------------------------------------------------------------------------------------------------------------
            .  FVO and trading securities and short-term            .  FVO and trading securities and short-term
               investments are of a similar nature and class to        investments are of a similar nature and class to
               the fixed maturity and equity securities described      the fixed maturity and equity securities described
               above; accordingly, the valuation techniques and        above; accordingly, the valuation techniques and
               observable inputs used in their valuation are also      unobservable inputs used in their valuation are
               similar to those described above.                       also similar to those described above.
---------------------------------------------------------------------------------------------------------------------------
 Residential mortgage loans -- FVO
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valuation Techniques: Principally the market approach,
                                                                     including matrix pricing or other similar techniques.
                                                                    Key Inputs:
                                                                    . Inputs that are unobservable or cannot be derived
                                                                      principally from, or corroborated by, observable
                                                                      market data
---------------------------------------------------------------------------------------------------------------------------
Separate Account Assets and Separate Account Liabilities (1)
---------------------------------------------------------------------------------------------------------------------------
 Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
---------------------------------------------------------------------------------------------------------------------------
            Key Input:                                              .  N/A
            .  quoted prices or reported NAV provided by the fund
                      managers
---------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valuation Techniques: Valued giving consideration to
                                                                      the underlying holdings of the partnerships and by
                                                                      applying a premium or discount, if appropriate.
                                                                    Key Inputs:
                                                                    .liquidity; bid/ask spreads; performance record of the
                                                                     fund manager
                                                                    .other relevant variables that may impact the exit
                                                                     value of the particular partnership interest
---------------------------------------------------------------------------------------------------------------------------

-------------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments, Long-term Debt and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives."

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

   Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

   Level 3 Valuation Techniques and Key Inputs:

     These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

       Instrument              Interest Rate            Foreign Currency               Credit                Equity Market
                                                         Exchange Rate
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to          . swap yield curves       .swap yield curves        .swap yield curves        .swap yield curves
 Level 2 and Level 3      . basis curves            .basis curves             .credit curves            .spot equity index levels
 by instrument type       . interest rate           .currency spot rates      .recovery rates           .dividend yield curves
                            volatility (1)          .cross currency basis                               .equity volatility (1)
                                                     curves
---------------------------------------------------------------------------------------------------------------------------------
Level 3                   . swap yield curves (2)   .swap yield curves (2)    .swap yield curves (2)    .dividend yield curves
                          . basis curves (2)        .basis curves (2)         .credit curves (2)         (2)
                          . repurchase rates        .cross currency basis     .credit spreads           .equity volatility (1),
                                                      curves (2)              .repurchase rates          (2)
                                                    .currency correlation     .independent non-binding  .correlation between
                                                                                broker quotations         model inputs (1)

-------------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives

     Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Asset and Liability Host Contracts

     Level 3 Valuation Techniques and Key Inputs:

       Direct and assumed guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

       Reinsurance ceded on certain guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

       Embedded derivatives within funds withheld related to certain ceded reinsurance

          These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016, there were no transfers between Levels 1 and 2. For assets and liabilities measured at estimated fair value and still held at December 31, 2015, transfers between Levels 1 and 2 were not significant.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                                  December 31, 2016
                                                                                             ----------------------------
                                                                       Significant                                Weighted
                                         Valuation Techniques      Unobservable Inputs            Range          Average (1)
                                      --------------------------- -----------------------    ---------------     -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)           18    -      138      106
                                                                  Delta spread
                                                                      adjustments (5)
                                      Market pricing              Quoted prices (4)            25    -      700      117
                                      Consensus pricing           Offered quotes (4)           37    -      119      105
                                      ---------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)            19    -      137      91
                                      ---------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)            20    -      106      99
                                      Consensus pricing           Offered quotes (4)           98    -      100      100
                                      ---------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (7)              200    -      300
                                                                  Repurchase rates (9)        (44)   -      18
                                      ---------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (7)               50    -      236
                                          techniques
                                      ---------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (10)          97    -      98
                                          techniques
                                      Consensus pricing           Offered quotes (11)
                                      ---------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (12)             14%    -      32%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (13)            40%    -      40%
                                      ---------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40              0%    -     0.09%
                                                                      Ages 41 - 60           0.04%   -     0.65%
                                                                      Ages 61 - 115          0.26%   -     100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10       0.25%   -     100%
                                                                      Durations 11 - 20        3%    -     100%
                                                                      Durations 21 - 116       3%    -     100%
                                                                  Utilization rates            0%    -      25%
                                                                  Withdrawal rates           0.25%   -      10%
                                                                  Long-term equity           17.40%  -      25%
                                                                     volatilities
                                                                  Nonperformance risk        0.04%   -     0.57%
                                                                      spread

                                                                                                 December 31, 2015
                                                                                             --------------------------
                                                                       Significant                              Weighted
                                         Valuation Techniques      Unobservable Inputs           Range         Average (1)
                                      --------------------------- -----------------------    -------------     -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)           39   -     96       60
                                                                  Delta spread
                                                                      adjustments (5)         (65)  -     240      37
                                      Market pricing              Quoted prices (4)            --   -     385      125
                                      Consensus pricing           Offered quotes (4)          100   -     119      103
                                      -------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)            19   -     121      92
                                      -------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)            16   -     103      100
                                      Consensus pricing           Offered quotes (4)           97   -     105      99
                                      -------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (7)              307   -     307
                                                                  Repurchase rates (9)         --   -     --
                                      -------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (7)               --   -     --
                                          techniques
                                      -------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (10)          98   -     100
                                          techniques
                                      Consensus pricing           Offered quotes (11)
                                      -------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (12)             17%   -     36%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (13)            70%   -     70%
                                      -------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40              0%   -    0.09%
                                                                      Ages 41 - 60           0.04%  -    0.65%
                                                                      Ages 61 - 115          0.26%  -    100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10       0.25%  -    100%
                                                                      Durations 11 - 20        3%   -    100%
                                                                      Durations 21 - 116       3%   -    100%
                                                                  Utilization rates            0%   -     25%
                                                                  Withdrawal rates           0.25%  -     10%
                                                                  Long-term equity           17.40% -     25%
                                                                     volatilities
                                                                  Nonperformance risk        0.04%  -    0.52%
                                                                      spread

                                                                                                 Impact of
                                                                                              Increase in Input
                                                                       Significant             on Estimated
                                         Valuation Techniques      Unobservable Inputs        Fair Value (2)
                                      --------------------------- -----------------------    ------------------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)             Increase
                                                                  Delta spread
                                                                      adjustments (5)            Decrease
                                      Market pricing              Quoted prices (4)              Increase
                                      Consensus pricing           Offered quotes (4)             Increase
                                      --------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)            Increase (6)
                                      --------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)            Increase (6)
                                      Consensus pricing           Offered quotes (4)           Increase (6)
                                      --------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (7)               Increase (8)
                                                                  Repurchase rates (9)         Decrease (8)
                                      --------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (7)               Increase (8)
                                          techniques
                                      --------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (10)          Decrease (8)
                                          techniques
                                      Consensus pricing           Offered quotes (11)
                                      --------------------------------------------------------------------------
Equity market........................ Present value               Volatility (12)              Increase (8)
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (13)
                                      --------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40              Decrease (14)
                                                                      Ages 41 - 60             Decrease (14)
                                                                      Ages 61 - 115            Decrease (14)
                                                                  Lapse rates:
                                                                      Durations 1 - 10         Decrease (15)
                                                                      Durations 11 - 20        Decrease (15)
                                                                      Durations 21 - 116       Decrease (15)
                                                                  Utilization rates            Increase (16)
                                                                  Withdrawal rates               (17)
                                                                  Long-term equity             Increase (18)
                                                                     volatilities
                                                                  Nonperformance risk          Decrease (19)
                                                                      spread

-------------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Range and weighted average are presented in basis points.

(6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(11)At both December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

   The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         --------------------------------------------------------------------------------------
                                                        Fixed Maturity Securities
                                         -------------------------------------------------------
                                                                        State and                                   FVO and
                                                         Structured     Political     Foreign        Equity         Trading
                                          Corporate (1)   Securities    Subdivision   Government    Securities    Securities (2)
                                         -------------- ------------  ------------- ------------  ------------  ----------------
                                                                              (In millions)
Balance, January 1, 2015................   $     8,528   $     5,570   $        --   $       202   $       215     $        31
Total realized/unrealized gains
 (losses) included in net income
 (loss) (3) (4).........................            38           101            --             1            12              (1)
Total realized/unrealized gains
 (losses) included in AOCI..............          (399)          (67)           --            (1)          (53)             --
Purchases (5)...........................         1,546         1,393            33           120           127              --
Sales (5)...............................        (1,018)       (1,205)           --            (1)          (61)             (1)
Issuances (5)...........................            --            --            --            --            --              --
Settlements (5).........................            --            --            --            --            --              --
Transfers into Level 3 (7)..............           635            32            --            --            88              --
Transfers out of Level 3 (7)............        (1,048)       (1,408)           --           (46)           --              --
                                          ------------  ------------  ------------  ------------  ------------    ------------
Balance, December 31, 2015..............         8,282         4,416            33           275           328              29
Total realized/unrealized gains
 (losses) included in net income (loss)
 (3) (4)................................            --           100             1            --           (24)              2
Total realized/unrealized gains
 (losses) included in AOCI..............           (39)           47             2            (1)           21              --
Purchases (5)...........................         1,967         1,821            --             7            23              --
Sales (5)...............................        (1,226)       (1,339)           --           (40)          (15)             (5)
Issuances (5)...........................            --            --            --            --            --              --
Settlements (5).........................            --            --            --            --            --              --
Transfers into Level 3 (7)..............           848            18             7            --           282              --
Transfers out of Level 3 (7)............          (993)         (522)          (33)         (220)         (195)             (5)
                                          ------------  ------------  ------------  ------------  ------------    ------------
Balance, December 31, 2016..............   $     8,839   $     4,541   $        10   $        21   $       420     $        21
                                          ============  ============  ============  ============  ============    ============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2014: (8)..............................   $        (4)  $        42   $        --   $         1   $        (5)    $        --
                                          ============  ============  ============  ============  ============    ============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2015: (8)..............................   $         7   $       102   $        --   $         1   $        --     $        --
                                          ============  ============  ============  ============  ============    ============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2016: (8)..............................   $        --   $       101   $         1   $        --   $       (29)    $         2
                                          ============  ============  ============  ============  ============    ============
Gains (Losses) Data for the year ended
 December 31, 2014
Total realized/unrealized gains
 (losses) included in net income
 (loss) (3) (4).........................   $        (5)  $        12   $        --   $       (49)  $         7     $        --
Total realized/unrealized gains
 (losses) included in AOCI..............   $       218   $       103   $        --   $        22   $         2     $        --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ------------------------------------------------------------------------------------------
                                   Residential                                         Separate
                      Short-term     Mortgage          Net           Net Embedded      Account        Long-term
                      Investments   Loans - FVO   Derivatives (9)   Derivatives (10)  Assets (11)      Debt
                     ------------  ------------  ---------------- ------------------ ------------  ------------
                                                            (In millions)
Balance, January 1,
 2015...............  $       230   $       308     $         6       $       (67)    $     1,615   $       (35)
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (3) (4).....           --            20             (27)              447              15            --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           --            --              (2)               --              --            --
Purchases (5).......          200           136               3                --             348            --
Sales (5)...........           --          (121)             --                --            (344)           --
Issuances (5).......           --            --              --                --              98           (38)
Settlements (5).....           --           (29)             (3)             (194)            (60)           37
Transfers into
 Level 3 (7)........           --            --              --                --               1            --
Transfers out of
 Level 3 (7)........         (230)           --              --                --            (153)           --
                     ------------  ------------    ------------      ------------    ------------  ------------
Balance,
 December 31, 2015..          200           314             (23)              186           1,520           (36)
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (3) (4) (6).           --             8            (168)             (870)             (2)           --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           --            --            (366)               --              --            --
Purchases (5).......           28           297              27                --             375            --
Sales (5)...........           (3)          (11)             --                --            (474)           --
Issuances (5).......           --            --              --                --              62           (46)
Settlements (5).....           --           (42)            (29)             (209)            (51)            8
Transfers into
 Level 3 (7)........           --            --              --                --              19            --
Transfers out of
 Level 3 (7)........         (200)           --              --                --            (308)           --
                     ------------  ------------    ------------      ------------    ------------  ------------
Balance,
 December 31, 2016..  $        25   $       566     $      (559)      $      (893)    $     1,141   $       (74)
                     ============  ============    ============      ============    ============  ============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014:
 (8)................  $        --   $        20     $         8       $      (115)    $        --   $        --
                     ============  ============    ============      ============    ============  ============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015:
 (8)................  $        --   $        20     $       (24)      $       461     $        --   $        --
                     ============  ============    ============      ============    ============  ============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016:
 (8)................  $        --   $         8     $      (166)      $      (863)    $        --   $        --
                     ============  ============    ============      ============    ============  ============
Gains (Losses) Data
 for the year ended
 December 31, 2014
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (3) (4).....  $        (1)  $        20     $         1       $      (144)    $       102   $        --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $        --   $        --     $        40       $        --     $        --   $        --

-------------

(1) Comprised of U.S. and foreign corporate securities.

(2) Comprised of FVO general account securities, FVO securities held by CSEs and actively traded securities.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements. Sales for the year ended December 31, 2016 included financial instruments related to the disposition of NELICO and GALIC of $345 million for corporate securities, $117 million for structured securities, $38 million for foreign government securities and less than $1 million for equity securities. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(6) Includes $420 million for net embedded derivatives for the year ended December 31, 2016 related to the disposition of NELICO and GALIC. See Note 3.

(7) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(8) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(9) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(10)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(11)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

  Fair Value Option

     The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

                                                                                             December 31,
                                                                                         ---------------------
                                                                                            2016       2015
                                                                                         ---------- ----------
                                                                                             (In millions)
Unpaid principal balance................................................................  $     794  $     436
Difference between estimated fair value and unpaid principal balance....................      (228)      (122)
                                                                                         ---------- ----------
  Carrying value at estimated fair value................................................  $     566  $     314
                                                                                         ========== ==========
Loans in nonaccrual status..............................................................  $     214  $     122
Loans more than 90 days past due........................................................  $     137  $      72
Loans in nonaccrual status or more than 90 days past due, or both -- difference between
 aggregate estimated fair value and unpaid principal balance............................  $   (150)  $    (52)

     The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

                                                                               Long-term Debt of
                                          Long-term Debt                          CSEs - FVO
                               ------------------------------------- -------------------------------------
                                December 31, 2016  December 31, 2015  December 31, 2016  December 31, 2015
                               ------------------ ------------------ ------------------ ------------------
                                                              (In millions)
Contractual principal balance.           $     71           $     82           $     25           $     24
Difference between estimated
 fair value and contractual
 principal balance............                  3                  4               (13)               (13)
                               ------------------ ------------------ ------------------ ------------------
 Carrying value at estimated
   fair value (1).............           $     74           $     86           $     12           $     11
                               ================== ================== ================== ==================

-------------

(1) Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                      At December 31,                         Years Ended December 31,
                                         ------------------------------------------ --------------------------------------------
                                               2016          2015           2014         2016           2015           2014
                                         ------------- ------------- -------------- -------------- -------------- --------------
                                              Carrying Value After Measurement                     Gains (Losses)
                                         ------------------------------------------ --------------------------------------------
                                                                                  (In millions)
Mortgage loans (1)......................  $          8 $          40 $           94  $          -- $          (1) $            2
Other limited partnership interests (2).  $         95 $          57 $          109  $        (59) $         (31) $         (70)
Other assets (3)........................  $         -- $          -- $           --  $        (30) $           -- $           --

-------------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3)During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 18.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                   December 31, 2016
                                             -------------------------------------------------------------
                                                                 Fair Value Hierarchy
                                                          -----------------------------------
                                                                                                 Total
                                               Carrying                                        Estimated
                                                Value         Level 1     Level 2     Level 3  Fair Value
                                             ------------ ----------- ----------- ----------- ------------
                                                                     (In millions)
Assets
Mortgage loans..............................  $    55,994 $        -- $        -- $    57,171  $    57,171
Policy loans................................  $     5,945 $        -- $       258 $     6,695  $     6,953
Real estate joint ventures..................  $         4 $        -- $        -- $        26  $        26
Other limited partnership interests.........  $       336 $        -- $        -- $       362  $       362
Other invested assets.......................  $     2,263 $        -- $     2,151 $       151  $     2,302
Premiums, reinsurance and other receivables.  $    14,888 $        -- $       368 $    15,421  $    15,789
Liabilities
Policyholder account balances...............  $    72,944 $        -- $        -- $    74,052  $    74,052
Long-term debt..............................  $     1,503 $        -- $     1,755 $        --  $     1,755
Other liabilities...........................  $    14,731 $        -- $       894 $    13,920  $    14,814
Separate account liabilities................  $    65,545 $        -- $    65,545 $        --  $    65,545

                                                                   December 31, 2015
                                             -------------------------------------------------------------
                                                                 Fair Value Hierarchy
                                                          -----------------------------------
                                                                                                 Total
                                               Carrying                                        Estimated
                                                Value         Level 1     Level 2     Level 3  Fair Value
                                             ------------ ----------- ----------- ----------- ------------
                                                                     (In millions)
Assets
Mortgage loans..............................  $    53,408 $        -- $        -- $    54,969  $    54,969
Policy loans................................  $     8,134 $        -- $       330 $     9,539  $     9,869
Real estate joint ventures..................  $        12 $        -- $        -- $        39  $        39
Other limited partnership interests.........  $       467 $        -- $        -- $       553  $       553
Other invested assets.......................  $     2,372 $        -- $     2,197 $       202  $     2,399
Premiums, reinsurance and other receivables.  $    13,879 $        -- $       229 $    14,610  $    14,839
Liabilities
Policyholder account balances...............  $    71,331 $        -- $        -- $    73,506  $    73,506
Long-term debt..............................  $     1,618 $        -- $     1,912 $        --  $     1,912
Other liabilities...........................  $    19,545 $        -- $       323 $    19,882  $    20,205
Separate account liabilities................  $    60,767 $        -- $    60,767 $        --  $    60,767

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

     Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

     The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

     These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

     Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  Policyholder Account Balances

     These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts ("TCA"). The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Long-term Debt

     The estimated fair value of long-term debt is principally determined using market standard valuation methodologies.

     Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

     Other liabilities consist primarily of amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

     Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

     Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Long-term and Short-term Debt

   Long-term and short-term debt outstanding was as follows:

                                                                                       December 31,
                                                          -----------------------------------------------------------------------

                     Interest Rates (1)                                  2016                                2015
                    --------------------                  ----------------------------------- -----------------------------------

                                                                           Unamor-                             Unamor-
                                                                   Unamo-   tized                     Unamor-   tized
                                Weighted                   Face    rtized  Issuance  Carrying  Face    tized   Issuance Carrying
                       Range    Average     Maturity       Value  Discount  Costs     Value    Value  Discount  Costs   Value (2)
                    ----------- -------- --------------   ------- -------- --------- -------- ------- -------- -------- ---------
                                                                                       (In millions)
Surplus notes -
 affiliated........ 7.38% 7.38%  7.38%        2037         $  700  $  (5)   $    (5)  $   690  $  700  $  (5)   $  (5)   $   690
Surplus notes (3).. 7.63% 7.88%  7.83%   2024  -     2025     400     (1)        (2)      397     507     (5)      (2)       500
Senior notes -
 affiliated........ 1.01% 2.71%  1.94%         --              --      --         --       --      50      --       --        50
Other notes........ 1.62% 6.49%  4.12%   2017  -     2031     494      --        (4)      490     457      --      (5)       452
                                                          ------- -------  --------- -------- ------- -------  -------  --------
Total long-term
 debt (4)..........                                         1,594     (6)       (11)    1,577   1,714    (10)     (12)     1,692
                                                          ------- -------  --------- -------- ------- -------  -------  --------
 Total short-term
  debt.............                                           100      --         --      100     100      --       --       100
                                                          ------- -------  --------- -------- ------- -------  -------  --------
  Total............                                        $1,694  $  (6)   $   (11)  $ 1,677  $1,814  $ (10)   $ (12)   $ 1,792
                                                          ======= =======  ========= ======== ======= =======  =======  ========

-------------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2016.

(2)Net of $12 million of unamortized issuance costs, which were reported in other assets at December 31, 2015.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


(3)In December 2016, the $107 million 7.625% surplus notes were deconsolidated due to the disposition of GALIC. See Note 3.

(4)Excludes $12 million and $11 million of long-term debt relating to CSEs -- FVO at December 31, 2016 and 2015, respectively. See Note 10.

   The aggregate maturities of long-term debt at December 31, 2016 for the next five years and thereafter are $20 million in 2017, $0 in each of 2018 and 2019, $346 million in 2020, $0 in 2021 and $1.2 billion thereafter.

   Unsecured senior debt which consists of senior notes and other notes rank highest in priority. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the insurance department of the state of domicile.

Debt Issuance -- Other Notes

   In December 2015, MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary of Metropolitan Life Insurance Company, entered into a five-year credit agreement (the "MPEH Credit Agreement") and borrowed $350 million under term loans that mature in December 2020. The loans bear interest at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. In connection with the borrowing, $6 million of costs were incurred which have been capitalized and are being amortized over the term of the loans. Additionally, the MPEH Credit Agreement provides for MPEH to borrow up to $100 million on a revolving basis at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. There were no revolving loans outstanding under the MPEH Credit Agreement at both December 31, 2016 and 2015. Term loans and revolving loans borrowed under the MPEH Credit Agreement are non-recourse to Metropolitan Life Insurance Company.

Debt Repayments

   In December 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $110 million of its mortgage loans issued to Brighthouse Insurance due in January 2016.

   In November 2015, the Company repaid in cash, at maturity, $188 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the New York Superintendent of Financial Services (the "Superintendent").

   In November 2015, the Company repaid in cash, at maturity, $200 million of surplus notes. The redemption was approved by the Superintendent.

   During 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $132 million of its 7.26% mortgage loans issued to Brighthouse Insurance due in January 2020.

   In November 2014, a wholly-owned real estate subsidiary of the Company repaid in cash $60 million of its 7.01% mortgage loans issued to Brighthouse Insurance due in January 2020. It also repaid in cash $60 million of its 4.67% mortgage loans issued to Brighthouse Insurance due in January 2017.

   In September 2014, the Company repaid in cash, at maturity, $217 million of surplus notes issued to MetLife Mexico S.A. The redemption was approved by the Superintendent.

Short-term Debt

   Short-term debt with maturities of one year or less was as follows:

                                              December 31,
                                      -----------------------------
                                           2016           2015
                                      -------------- --------------
                                          (Dollars in millions)
            Commercial paper.........  $         100  $         100
            Average daily balance....  $         100  $         100
            Average days outstanding.        40 days        68 days

   During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate on short-term debt was 0.42%, 0.15% and 0.10%, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


Interest Expense

   Interest expense included in other expenses was $112 million, $122 million and $150 million for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts include $52 million, $67 million and $88 million of interest expense related to affiliated debt for the years ended December 31, 2016, 2015 and 2014, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See Note 8.

Credit and Committed Facilities

     At December 31, 2016, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $4.0 billion unsecured revolving credit facility (the "Credit Facility"), and Missouri Reinsurance, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company, had access to a committed bank facility of MetLife, Inc., which provides letters of credit for the benefit of certain affiliates of MetLife, Inc., including Metropolitan Life Insurance Company and certain of its subsidiaries, subject to bank consent (the "Committed Facility"). When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

  Credit Facility

     The Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $8 million, $4 million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively, and were included in other expenses.

     Information on the Credit Facility at December 31, 2016 was as follows:

                                                                             Letters of Credit
                                                               Maximum          Used by the      Letters of Credit
 Borrower(s)                                Expiration         Capacity         Company (1)    Used by Affiliates (1) Drawdowns
---------------------------------------- ----------------- ----------------- ----------------- ---------------------- ----------
                                                                                              (In millions)
MetLife, Inc. and MetLife Funding, Inc.. May 2019 (2) (3)   $  4,000 (2) (3)    $        202       $          528      $      --

                                            Unused
 Borrower(s)                              Commitments
---------------------------------------- -------------

MetLife, Inc. and MetLife Funding, Inc..  $      3,270

-------------

(1)MetLife, Inc. and MetLife Funding are severally liable for their respective obligations under the Credit Facility. MetLife Funding was not an applicant under letters of credit outstanding as of December 31, 2016 and is not responsible for any reimbursement obligations under such letters of credit.

(2)All borrowings under the Credit Facility must be repaid by May 30, 2019, except that letters of credit outstanding upon termination may remain outstanding until May 30, 2020.

(3)In December 2016, MetLife, Inc. and MetLife Funding entered into an agreement to amend their existing $4.0 billion unsecured revolving credit facility, which provides, among other things, that the facility will be amended and restated upon the completion of the proposed Separation and the satisfaction of certain other conditions. As amended and restated, the unsecured revolving credit facility will provide for borrowings and the issuance of letters of credit in an aggregate amount of up to $3.0 billion. All borrowings under this amended unsecured revolving credit facility must be repaid by December 20, 2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

  Committed Facility

     The letters of credit issued under the Committed Facility are used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with the Committed Facility were $4 million for each of the years ended December 31, 2016, 2015 and 2014 and were included in other expenses. Missouri Reinsurance, Inc. had $255 million in letters of credit outstanding and there was no remaining availability under the Committed Facility at December 31, 2016. The Committed Facility matures on June 20, 2018. In addition to the Committed Facility, see "-- Debt Issuance -- Other Notes" for information about an undrawn line of credit facility in the amount of $100 million.

Debt and Facility Covenants

   Certain of the Company's debt instruments and the Credit Facility contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable covenants at December 31, 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity


Stock-Based Compensation Plans

     The Company does not issue any awards payable in its common stock or options to purchase its common stock.

     An affiliate employs the personnel who conduct most of the Company's business. In accordance with a services agreement with that affiliate, the Company bears a proportionate share of stock-based compensation expense for those employees. Stock-based compensation expense relate to Stock Options, Performance Shares, and Restricted Stock Units under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan, most of which MetLife, Inc. granted in the first quarter of each year.

     The Company's expense related to stock-based compensation included in other expenses was $89 million, $85 million and $100 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Statutory Equity and Income

   See Note 3 for information on the disposition of NELICO and GALIC.

   The states of domicile of Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries each impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance
Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries were each in excess of 400% for all periods presented.

   Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective action commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $37 million and the aggregate actual regulatory capital and surplus was $493 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries have no material state prescribed accounting practices, except as described below.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of MLIC for the years ended December 31, 2016 and 2015 by an amount of $909 million and $1.2 billion, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   The tables below present amounts from Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries, which are derived from their respective statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                      Years Ended December 31,
                                                                 -----------------------------------
 Company                                       State of Domicile    2016        2015        2014
-------------------------------------------- ------------------- ----------- ----------- -----------
                                                                            (In millions)
Metropolitan Life Insurance Company (1).....      New York        $    3,444  $    3,703  $    1,487
New England Life Insurance Company (1)......    Massachusetts            N/A  $      157  $      303
General American Life Insurance Company (1).      Missouri               N/A  $      204  $      129

-------------

(1)In December 2016, MLIC distributed all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc., in the form of a non-cash extraordinary dividend.

   Statutory capital and surplus was as follows at:

                                                        December 31,
                                                -----------------------------
    Company                                          2016           2015
   -------------------------------------------- -------------- --------------
                                                        (In millions)
   Metropolitan Life Insurance Company (1).....  $      11,195  $      14,485
   New England Life Insurance Company (1)......            N/A  $         632
   General American Life Insurance Company (1).            N/A  $         984

-------------

(1)In December 2016, MLIC distributed all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc., in the form of a non-cash extraordinary dividend.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                            2017               2016              2015
                                     ------------------- ---------------- ------------------
                                       Permitted Without
 Company                                  Approval           Paid (1) (2)        Paid (1)
------------------------------------ ------------------- ---------------- ------------------
                                                          (In millions)
Metropolitan Life Insurance Company.   $         2,723    $         5,740  $           1,489

-------------

(1)Reflects all amounts paid, including those requiring regulatory approval.

(2)In 2016, MLIC paid an ordinary cash dividend to MetLife, Inc. in the amount of $3.6 billion. In addition, in December 2016, MLIC distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of each of NELICO and GALIC in the amount of $981 million and $1.2 billion, respectively, as calculated on a statutory basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting Metropolitan Life Insurance Company without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   The table below sets forth the dividends paid by Metropolitan Life Insurance Company's former U.S. insurance subsidiaries to Metropolitan Life Insurance Company without regulatory approval:

                                                     2017               2016               2015
                                              ------------------- ----------------- ------------------
                                                Permitted Without
 Company                                         Approval (1)            Paid (2)           Paid (2)
--------------------------------------------- ------------------- ----------------- ------------------
                                                                   (In millions)
 New England Life Insurance Company (1)......         N/A          $             --  $             199
 General American Life Insurance Company (1).         N/A          $             --  $              --

-------------

(1)As MLIC distributed all of the issued and outstanding common stock of each of NELICO and GALIC to MetLife, Inc. in December 2016, there are no dividend amounts that may be paid to Metropolitan Life Insurance Company in 2017. See
   Note 3.

(2)Includes all amounts paid, including those requiring regulatory approval.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, was as follows:

                                              Unrealized                        Foreign       Defined
                                           Investment Gains     Unrealized     Currency       Benefit
                                           (Losses), Net of   Gains (Losses)  Translation      Plans
                                          Related Offsets (1) on Derivatives   Adjustments   Adjustment        Total
                                         -------------------- -------------- ------------- --------------  -------------
                                                                          (In millions)
Balance at December 31, 2013............     $      3,468      $        236    $       31   $      (1,577)  $      2,158
OCI before reclassifications............            4,095               606           (44)         (1,181)         3,476
Deferred income tax benefit (expense)...           (1,409)             (212)           10             406         (1,205)
                                            -------------     -------------   -----------  --------------  -------------
 AOCI before reclassifications, net of
   income tax...........................            6,154               630           (3)          (2,352)         4,429
Amounts reclassified from AOCI..........               70               682            --             180            932
Deferred income tax benefit (expense)...              (24)             (239)           --             (64)          (327)
                                            -------------     -------------   -----------  --------------  -------------
 Amounts reclassified from AOCI, net of
   income tax...........................               46               443            --             116            605
                                            -------------     -------------   -----------  --------------  -------------
Balance at December 31, 2014............            6,200             1,073            (3)         (2,236)         5,034
OCI before reclassifications............           (4,839)              (19)         (101)            113         (4,846)
Deferred income tax benefit (expense)...            1,715                 6            30             (40)         1,711
                                            -------------     -------------   -----------  --------------  -------------
 AOCI before reclassifications, net of
   income tax...........................            3,076             1,060           (74)         (2,163)         1,899
Amounts reclassified from AOCI..........              405               578            --             229          1,212
Deferred income tax benefit (expense)...             (144)             (202)           --             (80)          (426)
                                            -------------     -------------   -----------  --------------  -------------
 Amounts reclassified from AOCI, net of
   income tax...........................              261               376            --             149            786
                                            -------------     -------------   -----------  --------------  -------------
Balance at December 31, 2015............            3,337             1,436           (74)         (2,014)         2,685
OCI before reclassifications............              792              (141)          (11)             (4)           636
Deferred income tax benefit (expense)...             (286)               49             3              (5)          (239)
                                            -------------     -------------   -----------  --------------  -------------
 AOCI before reclassifications, net of
   income tax...........................            3,843             1,344           (82)         (2,023)         3,082
Amounts reclassified from AOCI..........               71               177            --             191            439
Deferred income tax benefit (expense)...              (26)              (62)           --             (60)          (148)
                                            -------------     -------------   -----------  --------------  -------------
 Amounts reclassified from AOCI, net of
   income tax...........................               45               115            --             131            291
Dispositions (2)........................             (456)               --            23              30           (403)
Deferred income tax benefit (expense)...              160                --            (8)             (3)           149
                                            -------------     -------------   -----------  --------------  -------------
 Dispositions, net of income tax........             (296)               --            15              27           (254)
                                            -------------     -------------   -----------  --------------  -------------
Balance at December 31, 2016............     $      3,592      $      1,459    $      (67)  $      (1,865)  $      3,119
                                            =============     =============   ===========  ==============  =============

-------------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2)See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                 Consolidated Statement of
                                                                                                      Operations and
                                                                                                Comprehensive Income (Loss)
 AOCI Components                                        Amounts Reclassified from AOCI                   Locations
-------------------------------------------------  ---------------------------------------     ------------------------------
                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                       2016          2015           2014
                                                   -----------   ------------   ------------
                                                                (In millions)
Net unrealized investment gains (losses):.........
Net unrealized investment gains (losses)..........  $       10    $      (208)   $      (103)  Net investment gains (losses)
Net unrealized investment gains (losses)..........          21             31             40   Net investment income
Net unrealized investment gains (losses)..........        (102)          (228)            (7)  Net derivative gains (losses)
                                                   -----------   ------------   ------------
 Net unrealized investment gains (losses), before
   income tax.....................................         (71)          (405)           (70)
Income tax (expense) benefit......................          26            144             24
                                                   -----------   ------------   ------------
 Net unrealized investment gains (losses), net of
   income tax.....................................         (45)          (261)           (46)
                                                   ===========   ============   ============
Unrealized gains (losses) on derivatives -- cash
 flow hedges:
Interest rate swaps...............................          57             83             41   Net derivative gains (losses)
Interest rate swaps...............................          12             11              9   Net investment income
Interest rate forwards............................          (1)             4             (8)  Net derivative gains (losses)
Interest rate forwards............................           3              2              2   Net investment income
Foreign currency swaps............................        (251)          (679)          (725)  Net derivative gains (losses)
Foreign currency swaps............................          (1)            (1)            (2)  Net investment income
Credit forwards...................................           3              1             --   Net derivative gains (losses)
Credit forwards...................................           1              1              1   Net investment income
                                                   -----------   ------------   ------------
 Gains (losses) on cash flow hedges, before
   income tax.....................................        (177)          (578)          (682)
Income tax (expense) benefit......................          62            202            239
                                                   -----------   ------------   ------------
 Gains (losses) on cash flow hedges, net of
   income tax.....................................        (115)          (376)          (443)
                                                   ===========   ============   ============
Defined benefit plans adjustment: (1).............
Amortization of net actuarial gains (losses)......        (198)          (233)          (180)
Amortization of prior service (costs) credit......           7              4             --
                                                   -----------   ------------   ------------
 Amortization of defined benefit plan items,
   before income tax..............................        (191)          (229)          (180)
Income tax (expense) benefit......................          60             80             64
                                                   -----------   ------------   ------------
 Amortization of defined benefit plan items, net
   of income tax..................................        (131)          (149)          (116)
                                                   ===========   ============   ============
 Total reclassifications, net of income tax.......  $     (291)   $      (786)   $      (605)
                                                   ===========   ============   ============

-------------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Other Expenses


   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                              2016           2015           2014
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $      2,116   $      2,056   $      2,257
Pension, postretirement and
 postemployment benefit costs...........           251            241            322
Commissions.............................           687            685            828
Volume-related costs....................           303            221             70
Affiliated expenses on ceded and
 assumed reinsurance....................           923            807          1,009
Capitalization of DAC...................          (332)          (482)          (424)
Amortization of DAC and VOBA............           441            742            695
Interest expense on debt................           112            122            151
Premium taxes, licenses and fees........           365            355            328
Professional services...................           924          1,133          1,013
Rent and related expenses, net of
 sublease income........................           133             87            128
Other (1)...............................          (120)           291           (306)
                                         -------------  -------------  -------------
 Total other expenses...................  $      5,803   $      6,258   $      6,071
                                         =============  =============  =============

-------------

(1)See Note 15 for information on the charge related to income tax for the year ended December 31, 2015.

Capitalization of DAC and Amortization of DAC and VOBA

   See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

   See Note 11 for additional information on interest expense on debt.

Affiliated Expenses

   Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 18 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

   In 2016, the Company completed a previous enterprise-wide strategic initiative. These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                                 Years Ended December 31,
                              ----------------------------------------------------------------------------------------------
                                           2016                            2015                            2014
                              ------------------------------  ------------------------------  ------------------------------
                                         Lease and                       Lease and                       Lease and
                                           Asset                           Asset                           Asset
                              Severance  Impairment   Total   Severance  Impairment   Total   Severance  Impairment   Total
                              ---------  ----------  -------  ---------  ----------  -------  ---------  ----------  -------
                                                                  (In millions)
Balance at January 1,........  $     17     $     4   $   21   $     31   $       6   $   37   $     39   $       6   $   45
Restructuring charges........        --           1        1         52           4       56         66           8       74
Cash payments................       (17)         (4)     (21)       (66)         (6)     (72)       (74)         (8)     (82)
                              ---------  ----------  -------  ---------  ----------  -------  ---------  ----------  -------
Balance at December 31,......  $     --     $     1   $    1   $     17   $       4   $   21   $     31   $       6   $   37
                              =========    ========  =======  =========  ==========  =======  =========  ==========  =======
Total restructuring charges
 incurred since inception of
 initiative..................  $    306     $    47   $  353   $    306   $      46   $  352   $    254   $      42   $  296
                              =========    ========  =======  =========  ==========  =======  =========  ==========  =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans


Pension and Other Postretirement Benefit Plans

   The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

   The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Obligations and Funded Status

                                                                                    December 31,
                                                        --------------------------------------------------------------------
                                                                       2016                               2015
                                                        ----------------------------------  --------------------------------
                                                                               Other                             Other
                                                            Pension         Postretirement     Pension        Postretirement
                                                            Benefits (1)      Benefits       Benefits (1)       Benefits
                                                        ----------------  ----------------  --------------  ----------------
                                                                                    (In millions)
Change in benefit obligations:
Benefit obligations at January 1,......................     $      9,760      $      1,905   $      10,262      $      2,129
Service costs..........................................              203                 9             217                15
Interest costs.........................................              415                82             404                88
Plan participants' contributions.......................               --                33              --                30
Net actuarial (gains) losses...........................              298              (119)           (626)             (233)
Divestitures, settlements and curtailments (2).........             (270)               (8)             --                --
Change in benefits and other...........................              (11)              (43)             --               (14)
Benefits paid..........................................             (558)             (117)           (497)             (109)
Effect of foreign currency translation.................               --                --              --                (1)
                                                        ----------------  ----------------  --------------  ----------------
  Benefit obligations at December 31,..................            9,837             1,742           9,760             1,905
                                                        ----------------  ----------------  --------------  ----------------
Change in plan assets:
Estimated fair value of plan assets at January 1,......            8,490             1,372           8,750             1,426
Actual return on plan assets...........................              620                75            (138)                3
Divestitures (2).......................................             (155)               --              --                --
Plan participants' contributions.......................               --                33              --                30
Employer contributions.................................              324                16             375                22
Benefits paid..........................................             (558)             (117)           (497)             (109)
                                                        ----------------  ----------------  --------------  ----------------
  Estimated fair value of plan assets at December 31,..            8,721             1,379           8,490             1,372
                                                        ----------------  ----------------  --------------  ----------------
  Over (under) funded status at December 31,...........     $     (1,116)     $       (363)  $      (1,270)     $       (533)
                                                        ================  ================  ==============  ================
Amounts recognized on the consolidated balance sheets:
Other assets...........................................     $         --      $         --   $          --      $         --
Other liabilities......................................           (1,116)             (363)         (1,270)             (533)
                                                        ----------------  ----------------  --------------  ----------------
  Net amount recognized................................     $     (1,116)     $       (363)  $      (1,270)     $       (533)
                                                        ================  ================  ==============  ================
AOCI:
Net actuarial (gains) losses...........................     $      2,839      $         93   $       2,894      $        221
Prior service costs (credit)...........................              (11)              (48)             (1)              (14)
                                                        ----------------  ----------------  --------------  ----------------
  AOCI, before income tax..............................     $      2,828      $         45   $       2,893      $        207
                                                        ================  ================  ==============  ================
  Accumulated benefit obligation.......................     $      9,557               N/A   $       9,439               N/A
                                                        ================                    ==============

-------------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion at both December 31, 2016 and 2015.

(2) Divestitures for the year ended December 31, 2016 include amounts related to the disposition of NELICO and GALIC. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


   Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                        December 31,
                                     -----------------------------------------------------------------
                                            2016             2015            2016             2015
                                       ------------    ------------     ------------    ------------
                                     PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                          of Plan Assets                   of Plan Assets
                                     -------------------------------- --------------------------------
                                                                  (In millions)
Projected benefit obligations....... $      9,837     $      9,759    $      1,093     $      1,832
Accumulated benefit obligations..... $      9,557     $      9,439    $      1,046     $      1,751
Estimated fair value of plan assets. $      8,721     $      8,490    $         --     $        646

 Net Periodic Benefit Costs

   The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                        Years Ended December 31,
                                         --------------------------------------------------------------------------------------
                                                     2016                         2015                         2014
                                         ---------------------------  ---------------------------  ----------------------------
                                                          Other                        Other                         Other
                                          Pension     Postretirement   Pension     Postretirement    Pension     Postretirement
                                          Benefits      Benefits       Benefits      Benefits        Benefits      Benefits
                                         ----------  ---------------  ----------  ---------------  -----------  ---------------
                                                                              (In millions)
Net periodic benefit costs:
Service costs...........................  $     203         $      9   $     217          $    15   $      200         $     14
Interest costs..........................        415               82         404               88          437               92
Settlement and curtailment costs (1)....          1               30          --               --           14                2
Expected return on plan assets..........       (527)             (74)       (538)             (80)        (475)             (75)
Amortization of net actuarial (gains)
 losses.................................        188               10         190               43          169               11
Amortization of prior service costs
 (credit)...............................         (1)              (6)         (1)              (3)           1               (1)
Allocated to affiliates.................        (64)              (9)        (59)             (18)         (54)             (11)
                                         ----------  ---------------  ----------  ---------------  -----------  ---------------
 Total net periodic benefit costs
   (credit).............................        215               42         213               45          292               32
                                         ----------  ---------------  ----------  ---------------  -----------  ---------------
Other changes in plan assets and
 benefit obligations recognized in OCI:
Net actuarial (gains) losses............        176             (121)         50             (156)         996              222
Prior service costs (credit)............        (11)             (40)         --               (7)         (18)             (12)
Dispositions (2)........................        (32)               2          --               --           --               --
Amortization of net actuarial (gains)
 losses.................................       (188)             (10)       (190)             (43)        (169)             (11)
Amortization of prior service (costs)
 credit.................................          1                6           1                3           (1)               1
                                         ----------  ---------------  ----------  ---------------  -----------  ---------------
 Total recognized in OCI................        (54)            (163)       (139)            (203)         808              200
                                         ----------  ---------------  ----------  ---------------  -----------  ---------------
 Total recognized in net periodic
   benefit costs and OCI................  $     161         $   (121)  $      74          $  (158)  $    1,100         $    232
                                         ==========  ===============  ==========  ===============  ===========  ===============

-------------

(1) The Company recognized curtailment charges on certain postretirement benefit plans in connection with the sale to MassMutual of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. See Note 18.

(2) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $175 million and ($1) million, and $0 and ($22) million, respectively.

  Assumptions

     Assumptions used in determining benefit obligations were as follows:

                                        Pension Benefits   Other Postretirement Benefits
                                    -------------------- -------------------------------
December 31, 2016
Weighted average discount rate.....        4.30%                      4.45%
Rate of compensation increase......    2.25% - 8.50%                   N/A
December 31, 2015
Weighted average discount rate.....        4.50%                      4.60%
Rate of compensation increase......    2.25% - 8.50%                   N/A

     Assumptions used in determining net periodic benefit costs were as follows:

                                                             Pension Benefits   Other Postretirement Benefits
                                                         -------------------- -------------------------------
Year Ended December 31, 2016
Weighted average discount rate..........................        4.13%                      4.37%
Weighted average expected rate of return on plan assets.        6.00%                      5.53%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2015
Weighted average discount rate..........................        4.10%                      4.10%
Weighted average expected rate of return on plan assets.        6.25%                      5.70%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2014
Weighted average discount rate..........................        5.15%                      5.15%
Weighted average expected rate of return on plan assets.        6.25%                      5.70%
Rate of compensation increase...........................    3.50% - 7.50%                   N/A

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected rate of return on plan assets for use in that plan's valuation in 2017 is currently anticipated to be 6.00% for pension benefits and 5.35% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                            December 31,
                                                            ---------------------------------------------
                                                                     2016                   2015
                                                            ---------------------- ----------------------
                                                               Before   Age 65 and    Before   Age 65 and
                                                             Age 65      older      Age 65      older
                                                            --------- ------------ --------- ------------
Following year.............................................      6.8%          13%      6.3%        10.3%
Ultimate rate to which cost increase is assumed to decline.      4.0%         4.3%      4.2%         4.6%
Year in which the ultimate trend rate is reached...........      2077         2092      2086         2091

     Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2016:

                                                            One Percent   One Percent
                                                            Increase      Decrease
                                                          ------------- -------------
                                                                 (In millions)
Effect on total of service and interest costs components.    $       12  $       (10)
Effect of accumulated postretirement benefit obligations.    $      215  $      (177)

  Plan Assets

     The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company's insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2016 for the Invested Plans:

                                                            December 31,
                          ---------------------------------------------------------------------------------
                                            2016                                     2015
                          ---------------------------------------------------------------------------------
                                               Other Postretirement                    Other Postretirement
                             Pension Benefits         Benefits (2)    Pension Benefits       Benefits (2)
                          -------------------- -------------------- ------------------ --------------------
                                     Actual               Actual          Actual              Actual
                            Target  Allocation   Target  Allocation     Allocation          Allocation
                          -------- ----------- -------- ----------- ------------------ --------------------
Asset Class (1)
Fixed maturity securities   82%          81%        76%         76%                75%                  75%
Equity securities (3)....   10%          11%        24%         24%                15%                  25%
Alternative
 securities (4)..........    8%           8%        --%         --%                10%                  --%
                                   -----------          ----------- ------------------ --------------------
 Total assets............               100%                   100%               100%                 100%
                                   ===========          =========== ================== ====================

-------------

(1) Certain prior year amounts have been reclassified from alternative securities into fixed maturity securities to conform to the current year presentation.

(2) Other postretirement benefits do not reflect postretirement life's plan assets invested in fixed maturity securities.

(3) Equity securities percentage includes derivative assets.

(4) Alternative securities primarily include hedges, private equity and real estate funds.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                    December 31, 2016
                                   ------------------------------------------------------------------------------------
                                                Pension Benefits                    Other Postretirement Benefits
                                   ------------------------------------------ -----------------------------------------
                                        Fair Value Hierarchy                      Fair Value Hierarchy
                                   ------------------------------             -----------------------------
                                                                     Total                                     Total
                                                                   Estimated                                 Estimated
                                     Level 1   Level 2    Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $    --   $  3,406    $   --    $  3,406    $   20    $  305    $  --     $    325
U.S. government bonds.............    1,655          4        --       1,659       210         1       --          211
Foreign bonds.....................       --        775        --         775        --        72       --           72
Federal agencies..................       --        196        --         196        --        28       --           28
Municipals........................       --        313        --         313        --        23       --           23
Short-term investments............      118        212        --         330        13       416       --          429
Other (1).........................       --        362         9         371        --        55       --           55
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.    1,773      5,268         9       7,050       243       900       --        1,143
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........      474         --        --         474       113        --       --          113
Common stock - foreign............      380         --        --         380       122        --       --          122
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total equity securities.........      854         --        --         854       235        --       --          235
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Other investments.................       --        105       634         739        --        --       --           --
Derivative assets.................       16         (2)       64          78         1        --       --            1
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total assets....................  $ 2,643   $  5,371    $  707    $  8,721    $  479    $  900    $  --     $  1,379
                                   ========= =========  ========= =========== ========= ========= ========= ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


                                                                    December 31, 2015
                                   -----------------------------------------------------------------------------------
                                               Pension Benefits                    Other Postretirement Benefits
                                   ----------------------------------------- -----------------------------------------
                                       Fair Value Hierarchy                      Fair Value Hierarchy
                                   -----------------------------             -----------------------------
                                                                    Total                                     Total
                                                                  Estimated                                 Estimated
                                     Level 1   Level 2   Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $    --   $  2,905   $   78    $  2,983    $   18    $  280    $    1    $    299
U.S. government bonds.............      994        493       --       1,487       193        12        --         205
Foreign bonds.....................       --        677       17         694        --        61        --          61
Federal agencies..................       --        228       --         228        --        34        --          34
Municipals........................       --        302       --         302        --        55        --          55
Short-term investments (2)........       10        304       --         314         1       431        --         432
Other (1), (2)....................        9        403        7         419        --        47        --          47
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.    1,013      5,312      102       6,427       212       920         1       1,133
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........      751         24       --         775       126        --        --         126
Common stock - foreign............      378         --       --         378       111        --        --         111
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total equity securities.........    1,129         24       --       1,153       237        --        --         237
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Other investments.................       --         84      722         806        --        --        --          --
Derivative assets.................       26          3       75         104         2        --        --           2
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total assets....................  $ 2,168   $  5,423   $  899    $  8,490    $  451    $  920    $    1    $  1,372
                                   ========= ========= ========= =========== ========= ========= ========= ===========

-------------

(1) Other primarily includes money market securities, mortgage-backed securities, collateralized mortgage obligations and ABS.

(2) The prior year amounts have been reclassified into fixed maturity securities to conform to the current year presentation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  ----------------------------------------------------------------------
                                                                         Pension Benefits
                                                  ----------------------------------------------------------------------
                                                       Fixed Maturity Securities
                                                  ----------------------------------------
                                                                   Foreign                      Other         Derivative
                                                    Corporate       Bonds       Other (1)     Investments      Assets
                                                  -----------    ----------   -----------   -------------   ------------
                                                                          (In millions)
Balance, January 1, 2015.........................  $      80     $      17      $      8      $      743      $      72
Realized gains (losses)..........................          1            --            --              --            (11)
Unrealized gains (losses)........................         (5)           --             1              55             (9)
Purchases, sales, issuances and settlements, net.          8             1            (1)            (76)            23
Transfers into and/or out of Level 3.............         (6)           (1)           (1)             --             --
                                                  -----------   ----------    -----------   -------------   ------------
Balance, December 31, 2015.......................  $      78     $      17      $      7      $      722      $      75
Realized gains (losses)..........................          3            --            --              (1)             3
Unrealized gains (losses)........................          3            (4)            1              32            (18)
Purchases, sales, issuances and settlements, net.        (22)           (3)           --            (119)             6
Transfers into and/or out of Level 3.............        (62)          (10)            1              --             (2)
                                                  -----------   ----------    -----------   -------------   ------------
Balance, December 31, 2016.......................  $      --     $      --      $      9      $      634      $      64
                                                  ===========   ==========    ===========   =============   ============

-------------

(1) Other includes ABS and collateralized mortgage obligations.

     Other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were not significant for the years ended December 31, 2016 and 2015.

  Expected Future Contributions and Benefit Payments

     It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2017. The Company expects to make discretionary contributions to the qualified pension plan of $225 million in 2017. For information on employer contributions, see "-- Obligations and Funded Status."

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2017.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2017 to pay postretirement medical claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                                  Pension Benefits   Other Postretirement Benefits
                                              -------------------- -------------------------------
                                                                 (In millions)
2017.........................................     $            534                  $           83
2018.........................................     $            547                  $           85
2019.........................................     $            559                  $           91
2020.........................................     $            580                  $           93
2021.........................................     $            587                  $           95
2022-2026....................................     $          3,210                  $          494

  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $57 million, $55 million and $50 million for the years ended December 31, 2016, 2015 and 2014, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $660 million, ($130) million and $1.2 billion for the years ended December 31, 2016, 2015 and 2014, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

   The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $73 million, $72 million and $68 million for the years ended December 31, 2016, 2015 and 2014, respectively.

15. Income Tax

   The provision for income tax from continuing operations was as follows:

                                           Years Ended December 31,
                                    --------------------------------------
                                        2016        2015         2014
                                    -----------  ----------- -------------
                                                (In millions)
     Current:
     Federal.......................  $      675   $    1,384  $        901
     State and local...............           5           20             3
     Foreign.......................          40           36            74
                                    -----------  ----------- -------------
       Subtotal....................         720        1,440           978
                                    -----------  ----------- -------------
     Deferred:
     Federal.......................        (531)         315           538
     Foreign.......................          18           27            16
                                    -----------  ----------- -------------
       Subtotal....................        (513)         342           554
                                    -----------  ----------- -------------
       Provision for income tax
        expense (benefit)..........  $      207   $    1,782  $      1,532
                                    ===========  =========== =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                           Years Ended December 31,
                                           ------------------------
                                             2016    2015    2014
                                           -------  ------- -------
                                                (In millions)
            Income (loss) from continuing
              operations:
            Domestic......................  $2,401   $4,467  $5,335
            Foreign.......................    (438)      72      56
                                           -------  ------- -------
              Total.......................  $1,963   $4,539  $5,391
                                           =======  ======= =======

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                           Years Ended December 31,
                                           ------------------------
                                            2016     2015     2014
                                           ------  -------  -------
                                                 (In millions)
            Tax provision at U.S.
              statutory rate..............  $ 687   $1,589   $1,887
            Tax effect of:
            Dividend received deduction...    (79)     (82)     (82)
            Tax-exempt income.............    (38)     (24)     (40)
            Prior year tax (1)............    (33)     558       11
            Low income housing tax credits   (270)    (221)    (205)
            Other tax credits.............    (98)     (68)     (66)
            Foreign tax rate differential.      1       (4)      --
            Change in valuation allowance.     (1)      (1)      --
            Other, net....................     38       35       27
                                           ------  -------  -------
              Provision for income tax
               expense (benefit)..........  $ 207   $1,782   $1,532
                                           ======  =======  =======

-------------

(1) As discussed further below, for the year ended December 31, 2015, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                   ---------------------
                                                       2016       2015
                                                   -----------  --------
                                                       (In millions)
       Deferred income tax assets:
       Policyholder liabilities and receivables...  $      174   $ 1,888
       Net operating loss carryforwards...........          27        26
       Employee benefits..........................         828       922
       Tax credit carryforwards...................         947       700
       Litigation-related and government mandated.         212       231
       Other......................................         460       438
                                                   -----------  --------
        Total gross deferred income tax assets....       2,648     4,205
       Less: Valuation allowance..................          20        21
                                                   -----------  --------
        Total net deferred income tax assets......       2,628     4,184
                                                   -----------  --------
       Deferred income tax liabilities:...........
       Investments, including derivatives.........       1,234     3,025
       Intangibles................................          53        53
       DAC........................................       1,150     1,461
       Net unrealized investment gains............       2,693     2,528
       Other......................................           1         5
                                                   -----------  --------
        Total deferred income tax liabilities.....       5,131     7,072
                                                   -----------  --------
        Net deferred income tax asset (liability).  $   (2,503)  $(2,888)
                                                   ===========  ========

   The Company also has recorded a valuation allowance benefit of $1 million related to certain state net operating loss carryforwards for the year ended December 31, 2016. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

   The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2016.

                                   Net Operating Loss Carryforwards
                                 ----------------------------------
                                     Domestic           State
                                 ------------     -------------
                                       (In millions)
                    Expiration:
                    2017-2021...  $        --      $         38
                    2022-2026...           --                59
                    2027-2031...           --                29
                    2032-2036...           19                 2
                    Indefinite..           --                --
                                 ------------     -------------
                                  $        19      $        128
                                 ============     =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2016.

                                                 Tax Credit Carryforwards
                                    --------------------------------------------------
                                    General Business
                                        Credits      Foreign Tax Credits     Other
                                    ---------------- ------------------- -------------
                                                      (In millions)
Expiration:
2017-2021..........................     $         --        $         --  $         --
2022-2026..........................               --                 187            --
2027-2031..........................              178                  --            --
2032-2036..........................              661                  --            --
Indefinite.........................               --                  --           149
                                    ---------------- ------------------- -------------
                                        $        839        $        187  $        149
                                    ================ =================== =============

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to
(from) affiliates included ($60) million, and $124 million for the years ended December 31, 2016 and 2015, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for i) 2000 through 2002 where the IRS disallowance relates to certain tax credits claimed -- in April 2015, the Company received a Statutory Notice of Deficiency (the "Notice") and paid the tax thereon in September 2015 (see note (1) below); and ii) 2003 through 2006, where the IRS disallowance relates predominantly to certain tax credits claimed and the Company is engaged with IRS Appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2000 through 2006 is not expected to have a material impact on the Company's consolidated financial statements. The IRS audit cycle for the years 2007-2009, which began in December of 2015, is scheduled to conclude in 2017.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                          Years Ended December 31,
                                                                               ---------------------------------------------
                                                                                    2016            2015            2014
                                                                               -------------  ---------------  -------------
                                                                                               (In millions)
Balance at January 1,.........................................................  $      1,075   $          546   $        532
Additions for tax positions of prior years (1)................................             7              558             27
Reductions for tax positions of prior years (2)...............................          (109)              --            (13)
Additions for tax positions of current year...................................             6                4              3
Settlements with tax authorities..............................................           (48)             (33)            (3)
                                                                               -------------  ---------------  -------------
Balance at December 31,.......................................................  $        931   $        1,075   $        546
                                                                               =============  ===============  =============
Unrecognized tax benefits that, if recognized would impact the effective rate.  $        931   $        1,060   $        497
                                                                               =============  ===============  =============

-------------

(1) The significant increase in 2015 is related to a non-cash charge the Company recorded to net income of $792 million, net of tax. The charge was related to an uncertain tax position and was comprised of a $557 million charge included in provision for income tax expense (benefit) and a $362 million ($235 million, net of tax) charge included in other expenses. This charge is the result of the Company's consideration of recent decisions of the U.S. Court of Appeals for the Second Circuit upholding the disallowance of foreign tax credits claimed by other corporate entities not affiliated with the Company. The Company's action relates to tax years from 2000 to 2009, during which MLIC held non-U.S. investments in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture at the time.

(2) Included for 2016 is the impact of the dividend by Metropolitan Life Insurance Company of all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                                      Years Ended December 31,
                                                                               ---------------------------------------
                                                                                   2016          2015         2014
                                                                               ------------- ------------ ------------
                                                                                            (In millions)
Interest recognized on the consolidated statements of operations (1).......... $        (33) $        382 $         37

                                                                                                   December 31,
                                                                                             -------------------------
                                                                                                 2016         2015
                                                                                             ------------ ------------
                                                                                                   (In millions)
Interest included in other liabilities on the consolidated balance sheets (1).               $        606 $        647

-------------

(1) The significant increase in 2015 is related to the non-cash charge discussed above.

   The Company had no penalties for the years ended December 31, 2016, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   There has been no change in the Company's position on the disallowance of its foreign tax credits by the IRS. The Company continues to contest the disallowance of these foreign tax credits by the IRS as management believes the facts strongly support the Company's position. The Company will defend its position vigorously and does not expect any additional charges related to this matter.

   Also related to the aforementioned foreign tax credit matter, on April 9, 2015, the IRS issued the Notice to the Company. The Notice asserted that the Company owes additional taxes and interest for 2000 through 2002 primarily due to the disallowance of foreign tax credits. The transactions that are the subject of the Notice continue through 2009, and it is likely that the IRS will seek to challenge these later periods. On September 18, 2015, the Company paid the assessed tax and interest of $444 million for 2000 through 2002 and will subsequently file a claim for a refund. On November 19, 2015, $9 million of this amount was refunded from the IRS as an overpayment of interest.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $75 million, $76 million and $92 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $16 million related to a true-up of the 2013 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $275 million.

   Matters as to Which an Estimate Cannot Be Made

      For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                             December 31,
                                             --------------------------------------------
                                                  2016           2015           2014
                                             -------------- -------------- --------------
                                                (In millions, except number of claims)
Asbestos personal injury claims at year end.         67,223         67,787         68,460
Number of new claims during the year........          4,146          3,856          4,636
Settlement payments during the year (1).....  $        50.2  $        56.1  $        46.0

-------------

(1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. As previously disclosed, in 2014, Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims to $690 million. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2016.

   Regulatory Matters

      The Company receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA"). The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

     In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County,
     Florida

        In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the Chemform Site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The September 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

     Sales Practices Regulatory Matters.

        Regulatory authorities in a number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

   Unclaimed Property Litigation

     West Virginia Lawsuits

      On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that Metropolitan Life Insurance Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest and penalties. On
   January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Total Control Accounts Litigation

        Metropolitan Life Insurance Company is a defendant in a lawsuit related to its use of retained asset accounts, known as TCA, as a settlement option for death benefits.

     Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17,
     2014)

        Plaintiff filed this putative class action lawsuit on behalf of all persons for whom Metropolitan Life Insurance Company established a retained asset account, known as a TCA, to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the putative class. On September 27, 2016, the court denied Metropolitan Life Insurance Company's summary judgment motion in full and granted plaintiff's partial summary judgment motion. The Company intends to defend this action vigorously.

   Reinsurance Litigation

     Robainas, et al. v. Metropolitan Life Insurance Company (S.D.N.Y., December 16, 2014)

        Plaintiffs filed this putative class action lawsuit on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by Metropolitan Life Insurance Company from 2009 through 2014 (the "Policies"). Two similar actions were subsequently filed, Yale v. Metropolitan Life Ins. Co. (S.D.N.Y., January 12, 2015) and International Association of Machinists and Aerospace Workers District Lodge 15 v. Metropolitan Life Ins. Co. (E.D.N.Y., February 2, 2015). Both of these actions were consolidated with the Robainas action. The consolidated complaint alleges that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuit sought recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for the Policies. On October 9, 2015, the court granted Metropolitan Life Insurance Company's motion to dismiss the consolidated complaint, finding that plaintiffs lacked Article III standing because they did not allege any concrete injury as a result of the alleged conduct. On February 23, 2017, the Second Circuit Court of Appeals affirmed this decision.

     Intoccia v. Metropolitan Life Insurance Company (S.D.N.Y., April 20, 2015)

        Plaintiffs filed this putative class action on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums for Guaranteed Benefits Insurance Riders attached to variable annuity contracts with Metropolitan Life Insurance Company from 2009 through 2015 (the "Annuities"). The court consolidated Weilert v. Metropolitan Life Ins. Co. (S.D.N.Y., April 30, 2015) with the Intoccia case, and the consolidated, amended complaint alleges that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuits seek recovery under
     Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for Guaranteed Benefits Insurance Riders attached to the Annuities. The Court granted Metropolitan Life Insurance Company's motion to dismiss, adopting the reasoning of the Robainas decision. On February 23, 2017, the Second Circuit Court of Appeals affirmed this decision.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

     Sun Life Assurance Company of Canada Indemnity Claim

        In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company that were subsequently transferred to Sun Life. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties agreed to consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto alleging sales practices claims regarding the policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that another purported class action lawsuit was filed against Sun Life in Vancouver, BC alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing, and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

     Fauley v. Metropolitan Life Insurance Company, et al. (Circuit Court of the 19th Judicial Circuit, Lake County, Ill., July 3, 2014).

        On September 28, 2016, the Illinois Supreme Court denied an objector's petition for leave to appeal from an order approving Metropolitan Life Insurance Company's $23 million settlement of a class action alleging violation of the Telephone Consumer Protection Act. Metropolitan Life Insurance Company paid out the settlement funds in January 2017.

     Voshall v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

        Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The Company intends to defend this action vigorously.

     Martin v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

        Plaintiffs filed this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiff asserts causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiff seeks declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. On April 12, 2016, the court granted Metropolitan Life Insurance Company's motion to dismiss. Plaintiffs have filed a notice appealing this ruling.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Lau v. Metropolitan Life Insurance Company (S.D.N.Y. filed, December 3,
     2015)

        This putative class action lawsuit was filed by a single defined contribution plan participant on behalf of all ERISA plans whose assets were invested in Metropolitan Life Insurance Company's "Group Annuity Contract Stable Value Funds" within the past six years. The suit alleges breaches of fiduciary duty under ERISA and challenges the "spread" with respect to the stable value fund group annuity products sold to retirement plans. The allegations focus on the methodology Metropolitan Life Insurance Company uses to establish and reset the crediting rate, the terms under which plan participants are permitted to transfer funds from a stable value option to another investment option, the procedures followed if an employer terminates a contract, and the level of disclosure provided. Plaintiff seeks declaratory and injunctive relief, as well as damages in an unspecified amount. The Company intends to defend this action vigorously.

     Newman v. Metropolitan Life Insurance Company (N.D. Ill., filed March 23,
     2016)

        Plaintiff filed this putative class action alleging causes of action for breach of contract, fraud, and violations of the Illinois Consumer Fraud and Deceptive Business Practices Act, based on Metropolitan Life Insurance Company's class-wide increase in premiums charged for long-term care insurance policies. Plaintiff alleges a class consisting of herself and all persons over age 65 who selected a Reduced Pay at Age 65 payment feature and whose premium rates were increased after age 65. Plaintiff asserts that premiums could not be increased for these class members and/or that marketing material was misleading as to Metropolitan Life Insurance Company's right to increase premiums. Plaintiff seeks unspecified compensatory, statutory and punitive damages as well as recessionary and injunctive relief. On March 9, 2017, the court granted Metropolitan Life Insurance Company's motion to dismiss, without prejudice. The Company intends to defend this action vigorously.

     Sales Practices Claims

        Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds, other products or the misuse of client assets. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Assets and liabilities held for insolvency assessments were as follows:

                                                                             December 31,
                                                                       -------------------------
                                                                           2016         2015
                                                                       ------------ ------------
                                                                             (In millions)
Other Assets:
Premium tax offset for future discounted and undiscounted assessments.  $        24  $        29
Premium tax offsets currently available for paid assessments..........           32           50
                                                                       ------------ ------------
  Total...............................................................  $        56  $        79
                                                                       ============ ============
Other Liabilities:
Insolvency assessments................................................  $        37  $        43
                                                                       ============ ============

Commitments

  Leases

     The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                      ---------------
                                       (In millions)
                          2017.......  $          216
                          2018.......             213
                          2019.......             191
                          2020.......             191
                          2021.......             178
                          Thereafter.             987
                                      ---------------
                            Total....  $        1,976
                                      ===============

     Total minimum rentals to be received in the future under non-cancelable subleases were $374 million as of December 31, 2016.

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.9 billion and $4.2 billion at December 31, 2016 and 2015, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $4.2 billion and $4.4 billion at December 31, 2016 and 2015, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $127 million, with a cumulative maximum of $416 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $5 million and $4 million at December 31, 2016 and 2015, respectively, for indemnities, guarantees and commitments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2016 and 2015 are summarized in the table below:

                                                                                    Three Months Ended
                                                                  ------------------------------------------------------
                                                                   March 31,     June 30,    September 30,  December 31,
                                                                  ------------ ------------  -------------  ------------
                                                                                      (In millions)
2016
Total revenues................................................... $      8,794 $      9,082  $       9,876  $      8,738
Total expenses................................................... $      8,196 $      8,749  $       9,123  $      8,459
Income (loss) from continuing operations, net of income tax...... $        496 $        326  $         630  $        304
Net income (loss)................................................ $        496 $        326  $         630  $        304
Less: Net income (loss) attributable to noncontrolling interests. $         -- $         (2) $          (7) $          1
Net income (loss) attributable to Metropolitan Life Insurance
 Company......................................................... $        496 $        328  $         637  $        303
2015
Total revenues................................................... $      9,862 $      8,833  $      10,772  $      9,304
Total expenses................................................... $      8,170 $      7,945  $       9,637  $      8,480
Income (loss) from continuing operations, net of income tax...... $      1,190 $        668  $         268  $        631
Net income (loss)................................................ $      1,190 $        668  $         268  $        631
Less: Net income (loss) attributable to noncontrolling interests. $          1 $          6  $          (8) $          1
Net income (loss) attributable to Metropolitan Life Insurance
 Company......................................................... $      1,189 $        662  $         276  $        630

18. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.1 billion for each of the years ended December 31, 2016, 2015 and 2014. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $138 million, $135 million and $129 million for the years ended
December 31, 2016, 2015 and 2014, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $113 million, $151 million and $177 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.5 billion for both of the years ended December 31, 2016 and 2015 and $1.8 billion for the year ended December 31, 2014, and were reimbursed to the Company by these affiliates.

   The Company had net payables to affiliates, related to the items discussed above, of $165 million and $282 million at December 31, 2016 and 2015, respectively.

   See Notes 6, 8, 11, 12 and 14 for additional information on related party transactions.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

19. Subsequent Events


Reinsurance

   Effective January 1, 2017, Brighthouse NY and NELICO recaptured risks related to certain variable annuities, including guaranteed minimum benefits, reinsured by the Company. This recapture resulted in a decrease in cash and cash equivalents of approximately $34 million, a decrease in premiums, reinsurance and other receivables of approximately $77 million, a decrease in future policy benefits of approximately $79 million, a decrease in policyholder account balances of approximately $387 million and an increase in other liabilities of approximately $76 million. The Company will recognize a gain of approximately $178 million, net of income tax, as a result of this transaction.

   Effective January 1, 2017, the Company recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities reinsured by Brighthouse Insurance, an affiliate. This recapture resulted in an increase in investments and cash and cash equivalents of approximately $568 million and a decrease in premiums, reinsurance and other receivables of approximately $565 million. The Company will recognize a gain of approximately $2 million, net of income tax, as a result of this transaction.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                          Estimated        Amount at
                                                     Cost or               Fair            Which Shown on
                                                  Amortized Cost (1)       Value         Balance Sheet
Types of Investments                          ----------------------- --------------- ---------------------
Fixed maturity securities:
Bonds:
U.S. government and agency securities........  $               32,834  $       35,615  $             35,615
Public utilities.............................                   6,893           7,465                 7,465
State and political subdivision securities...                   6,252           7,136                 7,136
Foreign government securities................                   3,565           3,998                 3,998
All other corporate bonds....................                  69,592          72,236                72,236
                                              ----------------------- --------------- ---------------------
  Total bonds................................                 119,136         126,450               126,450
Mortgage-backed and asset-backed securities..                  35,229          35,856                35,856
Redeemable preferred stock...................                     776             814                   814
                                              ----------------------- --------------- ---------------------
  Total fixed maturity securities............                 155,141         163,120               163,120
                                              ----------------------- --------------- ---------------------
  FVO and trading securities.................                      36              23                    23
                                              ----------------------- --------------- ---------------------
Equity securities:
Common stock:
  Industrial, miscellaneous and all other....                   1,127           1,177                 1,177
  Public utilities...........................                      93             122                   122
Non-redeemable preferred stock...............                     565             540                   540
                                              ----------------------- --------------- ---------------------
  Total equity securities....................                   1,785           1,839                 1,839
                                              ----------------------- --------------- ---------------------
Mortgage loans...............................                  56,560                                56,560
Policy loans.................................                   5,945                                 5,945
Real estate and real estate joint ventures...                   6,329                                 6,329
Real estate acquired in satisfaction of debt.                      57                                    57
Other limited partnership interests..........                   3,725                                 3,725
Short-term investments.......................                   4,690                                 4,690
Other invested assets........................                  17,232                                17,232
                                              -----------------------                 ---------------------
   Total investments.........................  $              251,500                  $            259,520
                                              =======================                 =====================

--------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                             Future Policy Benefits,
                              Other Policy-Related
                     DAC          Balances and       Policyholder Policyholder
                     and      Policyholder Dividend    Account     Dividends       Unearned        Unearned
Segment              VOBA          Obligation          Balances     Payable    Premiums (1), (2)  Revenue (1)
------------------ --------- ----------------------- ------------ ------------ ----------------- ------------
2016
U.S...............  $    421        $         57,862   $   66,643     $     --      $        133     $     30
MetLife Holdings..     4,317                  66,019       25,823          510               167          182
Corporate & Other.         5                     337           --           --                --           --
                   --------- ----------------------- ------------ ------------ ----------------- ------------
  Total...........  $  4,743        $        124,218   $   92,466     $    510      $        300     $    212
                   ========= ======================= ============ ============ ================= ============
2015
U.S...............  $    418        $         56,090   $   63,716     $     --      $        136     $     33
MetLife Holdings..     5,000                  70,302       29,827          621               171          201
Corporate & Other.       625                   1,506          877            3                 1          321
                   --------- ----------------------- ------------ ------------ ----------------- ------------
  Total...........  $  6,043        $        127,898   $   94,420     $    624      $        308     $    555
                   ========= ======================= ============ ============ ================= ============
2014
U.S...............  $    406        $         54,374   $   65,343     $     --      $        176     $     41
MetLife Holdings..     4,894                  70,522       29,665          612               179          204
Corporate & Other.       675                   1,501          894            3                 1          323
                   --------- ----------------------- ------------ ------------ ----------------- ------------
  Total...........  $  5,975        $        126,397   $   95,902     $    615      $        356     $    568
                   ========= ======================= ============ ============ ================= ============

--------
(1) Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2) Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                      Policyholder    Amortization of
                                                      Benefits and        DAC and
                      Premiums and                     Claims and          VOBA
                     Universal Life        Net      Interest Credited   Charged to        Other
                   and Investment-Type  Investment   to Policyholder       Other        Operating
Segment            Product Policy Fees    Income     Account Balances    Expenses      Expenses (1)
------------------ ------------------- ------------ ----------------- --------------- -------------
2016
U.S...............   $          18,909  $     5,811    $       20,230    $         56    $    2,721
MetLife Holdings..               5,739        5,355             7,139             342         2,797
Corporate & Other.                 287         (83)               155              43         1,044
                   ------------------- ------------ ----------------- --------------- -------------
  Total...........   $          24,935  $    11,083    $       27,524    $        441    $    6,562
                   =================== ============ ================= =============== =============
2015
U.S...............   $          18,281  $     5,874    $       19,582    $         59    $    2,658
MetLife Holdings..               5,910        5,613             6,962             631         2,678
Corporate & Other.                 327           90               166              52         1,444
                   ------------------- ------------ ----------------- --------------- -------------
  Total...........   $          24,518  $    11,577    $       26,710    $        742    $    6,780
                   =================== ============ ================= =============== =============
2014
U.S...............   $          17,678  $     5,817    $       19,002    $         54    $    2,574
MetLife Holdings..               5,825        5,749             6,859             551         2,625
Corporate & Other.                 347          327               168              90         1,417
                   ------------------- ------------ ----------------- --------------- -------------
  Total...........   $          23,850  $    11,893    $       26,029    $        695    $    6,616
                   =================== ============ ================= =============== =============

--------
(1) Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                                                                                    Assumed
                              Gross Amount      Ceded      Assumed    Net Amount     to Net
                             --------------- ----------- ----------- ------------- ----------
2016
Life insurance in-force.....  $    3,013,618  $  277,693  $  777,037  $  3,512,962       22.1%
                             =============== =========== =========== =============
Insurance premium
Life insurance (1)..........  $       14,931  $    1,101  $    1,668  $     15,498       10.8%
Accident & health insurance.           7,000         124          19         6,895        0.3%
                             --------------- ----------- ----------- -------------
 Total insurance premium....  $       21,931  $    1,225  $    1,687  $     22,393        7.5%
                             =============== =========== =========== =============
2015
Life insurance in-force.....  $    3,035,399  $  361,355  $  811,435  $  3,485,479       23.3%
                             =============== =========== =========== =============
Insurance premium
Life insurance (1)..........  $       14,449  $    1,143  $    1,638  $     14,944       11.0%
Accident & health insurance.           7,048          99          41         6,990        0.6%
                             --------------- ----------- ----------- -------------
 Total insurance premium....  $       21,497  $    1,242  $    1,679  $     21,934        7.7%
                             =============== =========== =========== =============
2014
Life insurance in-force.....  $    2,935,363  $  372,886  $  830,980  $  3,393,457       24.5%
                             =============== =========== =========== =============
Insurance premium
Life insurance (1)..........  $       14,135  $    1,159  $    1,630  $     14,606       11.2%
Accident & health insurance.           6,828          93          43         6,778        0.6%
                             --------------- ----------- ----------- -------------
 Total insurance premium....  $       20,963  $    1,252  $    1,673  $     21,384        7.8%
                             =============== =========== =========== =============

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $17.6 billion and $258.3 billion, respectively, and life insurance premiums of $45 million and $727 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.1 billion and $276.7 billion, respectively, and life insurance premiums of $40 million and $701 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.9 billion and $277.9 billion, respectively, and life insurance premiums of $36 million and $681 million, respectively.

                                     PART C



                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS

The financial statements and financial highlights of each of the Investment Divisions of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2016

   (3)   Statements of Operations for the year ended December 31, 2016

   (4) Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015


   (5)   Notes to the Financial Statements

The consolidated financial statements and financial statement schedules of Metropolitan Life Insurance Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2016 and 2015

   (3) Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014

   (5) Consolidated Statements of Equity for the years ended December 31, 2016, 2015 and 2014

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules

(B) EXHIBITS


(1) Resolution of the Board of Directors of Metropolitan Life establishing Separate Account E.(1)


(2)            Not applicable.


(3)   (a)      -Principal Underwriting Agreement with MetLife Investors
               Distribution Company (18)


(3)   (b)      Form of Metropolitan Life Insurance Company Sales Agreement.(13)


(3)   (b)(i)   Form of Retail Sales Agreement (MLIDC Retail Sales Agreement
               7-1-05)(LTC). (13)


(3)   (b)(ii)  Form of Enterprise Selling Agreement 02-10 (MetLife Investors
               Distribution Company Sales Agreement).(21)


(3)   (b)(iii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors
               Distribution Company Sales Agreement).(26)


(3)   (c)      Participation Agreement-New England Zenith Fund. (3)


(3)   (d)      Participation Agreement-American Funds Insurance Series. (2)


(3)   (d)(i)   Participation Agreement-American Funds Insurance Series -
               Summary (22)


(3)   (d)(ii)  Amendment No. 4 to Participation Agreement between Metropolitan
               Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014.
               (29)


(3)   (e)      Participation Agreement-Met Investors Series Trust. (4)


(3)   (e)(i)   First Amendment to the Participation Agreement. (23)


(3)   (e)(ii)  Second Amendment to the Participation Agreement. (23)

(3)   (e)(iii) Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (24)


(3)   (f)      Participation Agreement-Metropolitan Series Fund. (16)


(3)   (f)(i)   Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC,
               MetLife Investors Distribution Company and Metropolitan Life
               Insurance Company, Metropolitan Tower Life Insurance Company,
               MetLife Insurance Company of Connecticut, MetLife Investors USA
               Insurance Company, MetLife Investors Insurance Company, First
               MetLife Investors Insurance Company, New England Life Insurance
               Company and General American Life Insurance Company effective
               April 30, 2010. (24)


(3)   (g)      Participation Agreement-Brighthouse Funds Trust I. (31)


(3)   (h)      Participation Agreement-Brighthouse Funds Trust II. (31)


(4)            Form of Deferred Annuity Contract. (2)


(4)   (a)      ROTH Individual Retirement Annuity Endorsement-Form ML-446.2
               (9/02). (5)


(4)   (b)      401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (5)


(4)   (c)      -Individual Retirement Annuity Endorsement. Form ML-408.2(9/02).
               (6)


(4)   (d)      SIMPLE Individual Retirement Annuity Endorsement. Form: ML-439.1
               (9/02). (5)


(4)   (e)      Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02). (5)


(4)   (f)      Guaranteed Minimum Income Benefit Rider-Living Benefit ML-560-1
               (03/03). (10)


(4)   (g)      Guaranteed Withdrawal Benefit Rider. (9)


(4)   (h)      Guaranteed Minimum Income Benefit Form ML-560-2 (5/05). (6)


(4)   (i)      Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05). (6)


(4)   (j)      Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (9)


(4)   (k)      Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB(11/05) E.
               (10)


(4)   (l)      Designated Beneficiary Non-Qualified Annuity Endorsement. Form
               ML-NQ (11/05)-I. (10)


(4)   (m)      Guaranteed Minimum Accumulation Benefit Rider. Form
               ML-670-1(11/05). (10)


(4)   (n)      Guaranteed Withdrawal Benefit Rider. Form ML-670-2 (11/05)
               (Enhanced). (10)


(4)   (o)      Lifetime Withdrawal Guarantee Benefit Rider. Form MLI-690-1.24
               (7/04). (12)


(4)   (o)(i)   Lifetime Withdrawal Guarantee Benefit Rider - Specifications
               Form 8028-4 (11/05). (12)


(4)   (p)      Lifetime Guaranteed Withdrawal Benefit Rider ML-690-4(4/08).
               (17)


(4)   (p)(i)   Lifetime Guaranteed Withdrawal Benefit - Contract Schedule
               (ML-ELGWB (4-08)). (14)


(4)   (q)      Guaranteed Minimum Income Benefit Rider - Living Benefit -
               ML-560-4 (4/08). (17)


(4)   (q)(i)   Guaranteed Minimum Income Benefit - Contract Schedule (ML-EGMIB
               (4-08)). (14)


(4)   (r)      Guaranteed Minimum Death Benefit (GMDB)Rider ML-640-1(4/08).
               (17)


(4)   (r)(i)   Guaranteed Minimum Death Benefit - Contract
               Schedule(ML-EDB(4-08)). (14)

(5)            Application Form for the Deferred Annuity. (2)


(5)   (a)      Variable Annuity Application Preference Plus Select(R) PPS APP
               (06/06)LWG (04/07) with Arizona Free Look and:


               Required Information PPS ADMIN (04/07) eF


               Statement of Client Information SOCI-VA (04/07) eF


               Compensation Disclosure Notice MPL 1651-000 COMPDISC-ADG(08/06) eF


               Customer Privacy Notice ANN CPN(01/05) eF


               Opting Out of Information Sharing ANN OPT OUT (01/05) eF. (15)


(5)   (b)      Variable Annuity Application Preference Plus Select(R) Form PPS
               APP (04/08) GMDB (04/08). (19)


(6)   (a)      Amended and Restated Charter of Metropolitan Life.(4)


(6)   (b)      Amended and Restated By-Laws of Metropolitan Life.(8)



      (iv)     Amended and Restated Bylaws of Metropolitan Life Insurance
               Company (31)



(7) Automatic Reinsurance Agreement between Metropolitian Life Insurance Company and Exeter Reassurance Company, LTD. effective December 1, 2004. Agreement No. 17258. (14)


(7)   (i)      Amendment No. 1 as of May 1, 2005. (14)


(7)   (ii)     Amendment No. 2 as of November 1, 2005 (14)


(7)   (iii)    Amendment No. 3 as of June 12, 2006 (14)


(7)   (iv)     Amendment No. 4 as of February 26, 2007 (14)


(7)   (v)      Amendment No. 5as of June 30, 2007 (14)


(7)   (vi)     Amendment No. 6 as of July 16, 2007 (14)


(7)   (vii)    Amendment No. 7, as of April 28, 2008 (25)


(7)   (viii)   Amendment No. 8, as of July 1, 2008 (25)


(7)   (ix)     Amendment No. 9 as of July 14, 2008 (25)


(7)   (x)      Amendment No. 10 dated October 10, 2008, as of November 10, 2008
               (25)


(7)   (xi)     Amendment No. 11 as of February 20, 2009 (25)


(7)   (xii)    Amendment No. 12 as of May 4, 2009 (25)


(7)   (xiii)   Amendment No. 13 as of July 10, 2009 (25)


(7)   (xiv)    Amendment No. 14 as of July 19, 2010 (25)


(7)   (xv)     Amendment No. 15 as of December 31, 2010 (25)


(7)   (xvi)    Amendment No. 16 as of April 29, 2011 (25)


(7)   (xvii)   Amendment No. 17 as of October 10, 2011 (25)


(7)   (xviii)  Amendment No. 18 as of April 1, 2012 (27)


(7)   (xix)    Amendment No. 19 as of September 30, 2012 (27)


(7)   (xx)     Amendment No. 20 as of July 1, 2012 (27)

(7)   (xxi)    Amendment No. 21 as of February 4, 2013 (28)


(7)   (xxii)   Amendment No. 22 as of April 29, 2013 (28)


(7)   (a)      Partial Commutation Agreement between Exeter Reassurance
               Company, Ltd. and Metropolitan Life Insurance Company (effective
               November 1, 2014). (20)


(8)            Not applicable.


(9)            Opinion of Counsel. (2)


(10) Consent of Independent Registered Public Accounting Firm. (Filed herewith)


(11)           Not applicable.


(12)           Not applicable.



(13)           Powers of Attorney. (30)


------------
1. Filed with Post-Effective Amendment No. 19 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to this Registration Statement on August 3, 2001.

3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.

4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

5. Filed with Post-Effective Amendment No. 2 to this Registration Statement on April 10, 2003.

6. Filed with Post-Effective Amendment No. 7 to this Registration Statement on April 8, 2005.

7. Filed with Post-Effective Amendment No. 4 to this Registration Statement on April 20, 2004.

8. Filed with Amendment No. 16 to this Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008.

9. Filed with Post-Effective Amendment No. 6 to this Registration Statement on May 18, 2004.

10. Filed with Post-Effective Amendment No. 8 to this Registration Statement on July 29, 2005.

11. Filed with Post-Effective Amendment No. 9 to this Registration Statement on October 14, 2005.

12. Filed with Post-Effective Amendment No. 12 to this Registration Statement on April 5, 2006.

13. Filed with Post-Effective Amendment No. 30 to Registration Statement Number 002-90380/811-4001 on for Metropolitan Life Insurance Company on Form N-4 on October 22, 2003. As incorporated herein by reference.

14. Filed with Post-Effective Amendment No. 18 to this Registration Statement on March 31, 2008.

15. Filed with Post Effective Amendment No. 15 to this Registration Statement on July 12, 2007.

16. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on September 10, 2007. As incorporated herein by reference.

17. Filed with Post-Effective Amendment No. 17 to this Registration Statement on January 17, 2008.

18. Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.

19. Filed with Post-Effective Amendment No. 19 to this Registration Statement on April 17, 2008.

20. Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 15, 2015. As incorporated herein by reference.

21. Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333 83716 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.

22. Filed with Post Effective Amendment No. 15 to Registration Statement File No. 333-83716 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.

23. Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on June 26, 2009. As incorporated herein by reference.

24. Filed with Post-Effective Amendment No. 16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.

25. Filed with Post-Effective Amendment No. 3 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.

26. Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.

27. Filed with Post-Effective Amendment No. 12 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.

28. Filed with Post-Effective Amendment No. 13 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2014. As incorporated herein by reference.

29. Filed with Post-Effective Amendment No. 18 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2016. As incorporated herein by reference.


30. Filed with Post-Effective Amendment No. 28 to Registration Statement File No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 25, 2016. As incorporated herein by reference.

31. Filed with Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on
    Form N-4 on April 12, 2017. As incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR


NAME, PRINCIPAL OCCUPATION
AND BUSINESS ADDRESS                    POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------------------------------
Steven A. Kandarian                     Chairman of the Board, President and Chief Executive Officer and a
MetLife, Inc. and Metropolitan Life     Director
Insurance Company
1095 Avenue of the Americas
New York, NY 10036




Cheryl W. Grise                        Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166




Carlos M. Gutierrez                 Director
Co-Chair
Albright Stonebridge Group (ASG)
555 Thirteenth Street, N.W.
Suite 300 West
Washington, D.C. 20004




David L. Herzog                   Director
Former Chief Financial Officer
AIG
200 Park Avenue
New York, NY 10166




R. Glenn Hubbard                           Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902



Alfred F. Kelly, Jr.                   Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Edward J. Kelly, III                   Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



William E. Kennard                     Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, New York 10166

James M. Kilts           Director
Founding Partner
Centerview Capital
Greenwich Office Park
2nd Floor
Greenwich, CT 06831



Catherine R. Kinney                    Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Denise M. Morrison                       Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place,
Camden, NJ 08103



Kenton J. Sicchitano                   Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Lulu C. Wang                      Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue, 19th Floor
New York, NY 10173

Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166



NAME                        POSITION WITH METLIFE
-------------------------   --------------------------------------------------------------
Steven A. Kandarian         Chairman, President and Chief Executive Officer
Michel A. Khalaf            President, Europe/Middle East/Africa Division
Christopher G. Townsend     President, Asia
Ricardo A. Anzaldua         Executive Vice President and General Counsel
Peter M. Carlson            Executive Vice President and Chief Accounting Officer
Karl R. Erhardt             Executive Vice President and Chief Auditor
Steven J. Goulart           Executive Vice President and Chief Investment Officer
John C.R. Hele              Executive Vice President and Chief Financial Officer
Esther Lee                  Executive Vice President and Global Chief Marketing Officer
Martin J. Lippert           Executive Vice President and Global Technology and Operations
John McCallion              Executive Vice President and Treasurer
Maria R. Morris             Executive Vice President and Global Employee Benefits
Douglas A. Rayvid           Executive Vice President and Chief Compliance Officer
Rebecca Tadikonda           Executive Vice President and Chief Strategy Officer
Michael Zarcone             Executive Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS.


As of January 31, 2017, there were 685,154 owners of qualified contracts and 158,708 owners of non-qualified contracts offered by the Registrant (Metropolitan Life Separate Account E).



ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

General American Separate Account Eleven

General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A

Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Life Variable Annuity Separate Account II
Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.




Name and Principal     Positions and Offices
Business Address       With Underwriter





Elizabeth M. Forget     Chairman of the Board, President, CEO and Director
200 Park Avenue
New York, NY 10166





Todd Nevenhoven               Vice President and Director     Director
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266





Bradd Chignoli            Director
501 Route 22
Bridgewater, NJ 08807





Derrick Kelson                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Thomas Schuster        Director
200 Park Avenue
12th Floor
New York, NY 10166





Todd Katz                 Executive Vice President
501 Route 22
Bridgewater, NJ 08807
Robin Lenna               Executive Vice President
200 Park Avenue
New York, NY 10166
David Griffiths           Vice President and Chief Compliance Officer
501 Route 22
Dridgewater, NJ 08807




Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington, DE 19801




William Anderson       Vice President and Treasurer
One MetLife Way
Whippany, NJ 07981

Jamie Zaretsky         Chief Legal Officer
200 Park Avenue
New York, NY 10166


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $105,828,670       $0                $0            $0


ITEM 30. LOCATION OF ACCOUNT AND RECORDS.

THE FOLLOWING COMPANIES WILL MAINTAIN POSSESSION OF THE DOCUMENTS REQUIRED BY
SECTION 31(A) OF THE INVESTMENT COMPANY ACT OF 1940 AND THE RULES THEREUNDER:
Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166

MetLife, One Financial Center, Boston, MA 02111



ITEM 31. MANAGEMENT SERVICES.

Not Applicable.

Item 32. Undertakings.

(a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

(b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities
Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina on April 19, 2017.

                                         Metropolitan Life Separate Account E
                                         (Registrant)

                                         BY: Metropolitan Life Insurance Company
                                         (Depositor)

                                         BY: /s/ GREGORY E. ILLSON
                                             -----------------------------------
                                             GREGORY E. ILLSON
                                             VICE PRESIDENT

                                         BY: Metropolitan Life Insurance Company
                                         (Depositor)

                                         BY: /s/ GREGORY E. ILLSON
                                             -----------------------------------
                                             GREGORY E. ILLSON
                                             VICE PRESIDENT

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 19, 2017.

            SIGNATURE                                 TITLE
---------------------------------  ---------------------------------------------

                *
---------------------------------  Chairman of the Board, President and Chief
      Steven A. Kandarian          Executive Officer and a Director

                *
---------------------------------  Executive Vice President and Chief
       Peter M. Carlson            Accounting Officer

                *
---------------------------------  Executive Vice President and Chief
        John C.R. Hele             Financial Officer

                *
---------------------------------  Director
         Cheryl W. Grise

                *
---------------------------------  Director
       Carlos M. Gutierrez

                                   Director
---------------------------------
           David Herzog

                *                  Director
---------------------------------
       R. Glenn Hubbard

                *                  Director
---------------------------------
      Alfred F. Kelly, Jr.

                                   Director
---------------------------------
      Edward J. Kelly, III

                *                  Director
---------------------------------
       William E. Kennard

                *                  Director
---------------------------------
         James M. Kilts

            SIGNATURE                                 TITLE
---------------------------------  ---------------------------------------------

                *
---------------------------------  Director
       Catherine R. Kinney

                *
---------------------------------  Director
       Denise M. Morrison

                *
---------------------------------  Director
      Kenton J. Sicchitano

                *
---------------------------------  Director
          Lulu C. Wang

*By: /s/ John M. Richards, Esq
     ----------------------------
        John M. Richards, Esq
          Attorney-in-Fact
           April 19, 2017


*Metropolitan Life Insurance Company. Executed by John M. Richards, Esq., on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 333-52366/811-04001) filed as Exhibit 13 on April 25, 2016.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)